UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	October 31, 2019

Date of reporting period:	October 31, 2019

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds
Institutional, J, & R Share Classes
Annual Report
October 31, 2019
Beginning on May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
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Economic & Financial Market Review 1
Important Fund Information 2
California Municipal Fund (unaudited) 3
Core Plus Bond Fund (unaudited) 4
Diversified International Fund (unaudited) 5
Equity Income Fund (unaudited) 6
Finisterre Unconstrained Emerging Markets Bond Fund (unaudited) 7
Global Diversified Income Fund (unaudited) 8
Global Real Estate Securities Fund (unaudited) 9
Government & High Quality Bond Fund (unaudited) 10
High Income Fund (unaudited) 11
High Yield Fund (unaudited) 12
Income Fund (unaudited) 13
Inflation Protection Fund (unaudited) 14
International Emerging Markets Fund (unaudited) 15
International Fund I (unaudited) 16
LargeCap Growth Fund I (unaudited) 17
LargeCap S&P 500 Index Fund (unaudited) 18
LargeCap Value Fund III (unaudited) 19
MidCap Fund (unaudited) 20
MidCap Growth Fund (unaudited) 21
MidCap Growth Fund III (unaudited) 22
MidCap S&P 400 Index Fund (unaudited) 23
MidCap Value Fund I (unaudited) 24
Overseas Fund (unaudited) 25
Principal Capital Appreciation Fund (unaudited) 26
Principal LifeTime 2010 Fund (unaudited) 27
Principal LifeTime 2015 Fund (unaudited) 28
Principal LifeTime 2020 Fund (unaudited) 29
Principal LifeTime 2025 Fund (unaudited) 30
Principal LifeTime 2030 Fund (unaudited) 31
Principal LifeTime 2035 Fund (unaudited) 32
Principal LifeTime 2040 Fund (unaudited) 33
Principal LifeTime 2045 Fund (unaudited) 34
Principal LifeTime 2050 Fund (unaudited) 35
Principal LifeTime 2055 Fund (unaudited) 36
Principal LifeTime 2060 Fund (unaudited) 37
Principal LifeTime 2065 Fund (unaudited) 38
Principal LifeTime Hybrid 2015 Fund (unaudited) 39
Principal LifeTime Hybrid 2020 Fund (unaudited) 40
Principal LifeTime Hybrid 2025 Fund (unaudited) 41
Principal LifeTime Hybrid 2030 Fund (unaudited) 42
Principal LifeTime Hybrid 2035 Fund (unaudited) 43
Principal LifeTime Hybrid 2040 Fund (unaudited) 44
Principal LifeTime Hybrid 2045 Fund (unaudited) 45

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Principal LifeTime Hybrid 2050 Fund (unaudited) 46
Principal LifeTime Hybrid 2055 Fund (unaudited) 47
Principal LifeTime Hybrid 2060 Fund (unaudited) 48
Principal LifeTime Hybrid 2065 Fund (unaudited) 49
Principal LifeTime Hybrid Income Fund (unaudited) 50
Principal LifeTime Strategic Income Fund (unaudited) 51
Real Estate Securities Fund (unaudited) 52
SAM Balanced Portfolio (unaudited) 53
SAM Conservative Balanced Portfolio (unaudited) 54
SAM Conservative Growth Portfolio (unaudited) 55
SAM Flexible Income Fund (unaudited) 56
SAM Strategic Growth Portfolio (unaudited) 57
Short-Term Income Fund (unaudited) 58
SmallCap Fund (unaudited) 59
SmallCap Growth Fund I (unaudited) 60
SmallCap S&P 600 Index Fund (unaudited) 61
SmallCap Value Fund II (unaudited) 62
Tax-Exempt Bond Fund (unaudited) 63
Financial Statements 64
Notes to Financial Statements 191
Schedules of Investments 236
Financial Highlights (includes performance information) 500
Report of Independent Registered Public Accounting Firm 608
Shareholder Expense Example 611
Supplemental Information 620

Economic & Financial Market Review
The U.S. economy is doing fine. The labor market is robust; business surveys have improved; housing activity is accelerating; and consumer confidence stayed high. U.S. economic growth did decelerate a bit in the third quarter and investment contracted for a second quarter with broad-based weakness likely from trade uncertainty. However, consumers kept things humming with strong spending on durable goods.
Economic momentum may be on the uptick in China, too. Retail sales, industrial production and fixed investment all improved in September.
The Eurozone has been muddling through the world slowdown, but we hear whispers of better things. Third quarter growth in real gross domestic product (GDP) wasn’t as bad as expected, up 0.75%, seasonally adjusted annual rate. Household demand was decent and capital spending was unexpectedly good. The main weakness in Euro area growth has been exports outside the region. Japan is a different story. The two-percentage point rise in the value-added tax on October 1 pulled consumer spending forward, so retail sales will be weak for a while and
GDP may contract. There are some bright spots: industrial production was robust in September; machine tool orders and business surveys seem to be stabilizing; and the jobless rate rose two tenths in September, but, at 2.4%, it’s incredibly low.
Official interest rates keep falling and falling and falling. At the September meeting of the European Central Bank, the Governing Council lowered its official rate. The U.S. Federal Reserve reduced the fed funds rate 0.25% for a third time this year. The recently weaker U.S.
dollar is helping emerging country central banks drop their rates without fear of currency weakness. At the Bank of Japan’s October meeting, officials refrained from pushing rates more negative, but noted that if further action was needed, it would come.
*All data and market commentary from October 2019 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist, and
Robin Anderson, Ph.D., senior global economist.

Important Fund Information
The following information applies to all funds shown in the annual report:
Securities described in the fund commentary may no longer be held in the fund
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class J shares: contingent deferred sales charge of 1% on redemptions made during the first 18 months.
Institutional and Class R Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

California Municipal Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal California Municipal seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the fund invests at least 80%
of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax.
Allocation to Waste Management, Alameda Corridor Trans. Authority, and Golden State Tobacco Securitization contributed. Allocation to
San Francisco County, Palomar Health, and California State G.O. detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares 10.34% 4.16% 5.34% 2/27/15 7/25/89
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Core Plus Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Core Plus Bond seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the fund maintains an average portfolio duration that is within from 75% to 125% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index.
Overweight to investment-grade corporate bonds contributed. Overweight to emerging market debt contributed. Overweight to commercial mortgage-backed securities (CMBS) contributed. Security selection and duration positioning drove underperformance. Security selection within emerging market debt detracted. Out-of-index allocation to below investment-grade corporate bonds detracted. Security selection within below investment-grade corporate bonds detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 10.66% 2.93% 4.19% 3/1/01
Including Sales Charge 9.66% 2.93% 4.19%
Institutional Shares 11.10% 3.29% 4.62% 3/1/01
R-1 Shares 10.15% 2.40% 3.71% 11/1/04
R-2 Shares 10.20% 2.53% 3.84% 12/6/00
R-3 Shares 10.45% 2.72% 4.03% 12/6/00
R-4 Shares 10.63% 2.90% 4.23% 12/6/00
R-5 Shares 10.78% 3.03% 4.35% 12/6/00

Diversified International Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Diversified International seeks long-term growth of capital. The fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the fund typically invests in foreign securities of at least 20 countries. The fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value).
Stock selection in the health care sector contributed, driven by overweight to HOYA Corporation, a multinational Japanese company that produces eyeglass lenses, contact lenses, intraocular lenses, and endoscopes for health care markets, with additional exposure in information technology (IT). Stock selection in Italy also contributed, led by overweight to Enel SpA. an Italian listed integrated utility that generates, supplies, and distributes power. Stock selection in the financials sector also contributed, led by overweight to Brookfield Asset Management, a global asset manager focused on property, renewable power, infrastructure, and private equity assets. Stock selection in the information technology sector detracted, led by an overweight to Wirecard AG, which offers end-to-end payment solutions across almost all areas of electronic payments in both the acquiring and issuing ecosystem. Stock selection in Japan detracted, led by overweight to JXTG Holdings
Inc, Japan's largest petroleum and metals conglomerate. Stock selection in the communication services sector detracted, led by overweight to Ubisoft Entertainment, which engages in the production, publication, and distribution of multimedia, audio-visual, and information technology products.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 9.03% 3.31% 5.64% 3/1/01 –
Including Sales Charge 8.03% 3.31% 5.64%
Institutional Shares 9.43% 3.66% 6.07% 3/1/01 –
R-1 Shares 8.50% 2.76% 5.15% 11/1/04 –
R-2 Shares 8.63% 2.91% 5.29% 12/6/00 –
R-3 Shares 8.88% 3.10% 5.48% 12/6/00 –
R-4 Shares 9.09% 3.29% 5.69% 12/6/00 –
R-5 Shares 9.21% 3.43% 5.91% 12/6/00 –
R-6 Shares 9.34% 3.18% 5.53% 3/1/19 12/6/00

Equity Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Equity Income seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Allocation to Starbucks contributed on strong fiscal operating results, showing improved comps in China and stronger afternoon business in the U.S. Allocation to Fidelity National Financial contributed to excess performance due to strength in title orders and lower expenses, leading to strong margins. Allocation to Microchip Technology Incorporated contributed as the company achieved greater synergies and paid down debt from its Microsemi acquisition. Allocation to Cimarex detracted as gas prices remained low and investors continued to be concerned that takeaway capacity would not be sufficient for Permian Basin production. Lack of allocation to Procter & Gamble Company detracted from relative results. Lack of allocation to AT&T detracted from relative performance.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 15.16% 9.31% 12.38% 10/9/18 5/31/39
Including Sales Charge 14.16% 9.31% 12.38%
Institutional Shares 15.57% 9.72% 12.82% 8/1/00 –
R-1 Shares 14.59% 8.77% 11.85% 3/1/10 5/31/39
R-2 Shares 14.73% 8.90% 12.00% 3/1/10 5/31/39
R-3 Shares 14.92% 9.10% 12.19% 3/1/10 5/31/39
R-4 Shares 15.11% 9.30% 12.41% 3/1/10 5/31/39
R-5 Shares 15.28% 9.43% 12.54% 3/1/10 5/31/39
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Finisterre Unconstrained Emerging Markets Bond Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Finisterre Capital LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Finisterre Unconstrained Emerging Markets Bond seeks to generate total returns from current income and capital appreciation. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other fixed-income securities that are tied economically to an emerging market country, and in derivatives on such investments. It uses derivatives to enhance return and to hedge and manage investment risks. The fund is non-diversified.
Positioning in Ukraine was the strongest contributor, as the decision to be long risk on external debt after the first round of presidential elections in April paid off. Egypt was a strong contributor as the strategy benefited from both local currency positions and commitment to owning long external debt positions in the U.S. dollar. Positioning in Brazil corporate credit and currencies was also a contributor, stemming from an election relief rally and hopes for positive developments around the pension reform sustained prices. Foreign exchange
(FX) positioning in Colombian pesos detracted, hampered by earlier market hesitations around emerging market FX during protracted trade discussions between the U.S. and China. The second detractor was Caribbean telco operator Digicel, where bonds declined sharply on weak results and a poorly handled investor call. Argentine risk detracted due to losses on a newly reinitiated credit position.
Value of a $10,000 Investment* July 11, 2016 - October 31, 2019
1-Year Since Inception Inception Date
Institutional Shares 12.52% 6.96% 7/11/16

Global Diversified Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: DDJ Capital Management, LLC; Finisterre Capital LLP; MetLife Investment Management, LLC; Post Advisory Group, LLC; Principal Real Estate Investors,
LLC; Spectrum Asset Management, Inc.; W.H Reaves & Co., Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Global Diversified Income seeks income. The fund generally invests a majority of its assets in fixed income securities, such as high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, it invests in equity securities to provide incremental dividend yields and diversify fixed-income related risks in the fund.
The largest contributor to total return was the commercial mortgage-backed securities (CMBS) sleeve managed by Principal Global Investors.
The CMBS sleeve had very strong selection within AAA-rated securities. The U.S. high yield sleeve managed by Post was a strong contributor. The allocation and selection within the communication sector contributed greatly to Post's yearly total return. Within equities the infrastructure sleeve managed by WH Reaves was the primary contributor. Security selection within the media industry led the contribution.
Within the U.S. high yield allocation, the sleeve managed by DDJ was one of the few detractors. DDJ detracted due to its floating rate debt exposure (floating rate debt underperformed vs. high yield bonds) and weak security selection within consumer non-cyclical and consumer cyclical.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares 9.49% 4.22% 7.56% 12/15/08 –
R-6 Shares 9.43% 4.21% 7.54% 6/12/17 12/15/08
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Global Real Estate Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Global Real Estate Securities seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.
Overweight to Rexford Industrial Realty, Inc. contributed due to strong operating fundamentals in Southern California and good execution on external growth initiatives. Out-of-index allocation to Interxion Holding contributed as it benefited from improved investor sentiment towards the data center group, more favorable operating fundamentals (network dense model, European pure play, meaningful internal development pipeline) vs. many of its peers, and most recently the pending takeout by DLR. Overweight to Invitation Homes contributed in part due to the benefit from Blackstone partially selling down stake in the company via secondary offerings. Allocation to Sun Hung Kai
Properties detracted. Overweight to Deutsche Wohnen SE detracted due to a Berlin focused portfolio that underperformed after the Berlin
Senate shocked markets by proposing a five-year rental freeze (at levels which could see rents reduced in some areas) and restrictions on capital investments. Allocation to Leopalace21 Corporation detracted as the company showed falling occupancy and profitability.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares 23.55% 7.59% 11.38% 10/1/07 –
R-3 Shares 22.86% 7.04% 10.82% 3/1/16 10/1/07
R-4 Shares 23.08% 7.22% 11.02% 3/1/16 10/1/07
R-5 Shares 23.24% 7.39% 11.17% 3/1/16 10/1/07
R-6 Shares 23.63% 7.61% 11.38% 11/25/14 10/1/07
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Class, adjusted for the fees and expense of the share class.

Government & High Quality Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Government & High Quality Bond seeks a high level of current income consistent with safety and liquidity. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody's, or, if unrated, in the opinion of those selecting such investments, are of comparable quality including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities.
Security selection within benchmark like securities/sectors contributed. Underweight to 15-year mortgage backed securities (MBS)
contributed. Out-of-index allocation to U.S. Treasury futures, duration hedging, contributed. Out-of-index allocations to agency collateralized mortgage obligations (CMO) detracted. Out-of-index allocations to agency commercial mortgage-backed securities (CMBS) detracted. Out-
of-index allocations to whole loan collateralized mortgage obligations (non-agency CMO) detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 8.45% 2.02% 2.79% 12/15/08
Including Sales Charge 7.45% 2.02% 2.79%
Institutional Shares 8.84% 2.35% 3.18% 3/23/98
R-1 Shares 8.12% 1.59% 2.40% 12/15/08
R-2 Shares 8.15% 1.70% 2.52% 12/15/08
R-3 Shares 8.45% 1.90% 2.72% 12/15/08
R-4 Shares 8.55% 2.09% 2.91% 12/15/08
R-5 Shares 8.67% 2.20% 3.03% 12/15/08
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

High Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: DDJ Capital Management LLC; Mellon Investments Corporation; Post Advisory Group, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal High Income seeks high current income. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated at the time of purchase
Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests), securities of foreign issuers, and exchange-traded funds ("ETFs").
Selection within the energy sub-sector aided performance. Selection within the transportation sub-sector contributed. Underweight to the energy sub-sector, especially in oil field services and independents, aided performance. Selection in the basic industry sub-sector, driven primarily by metals & mining, hindered performance. Selection in the consumer non-cyclical sub-sector, driven by weak selection with health care and consumer products, hurt performance. Underweight to and selection within the communications sub-sector was not beneficial.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Institutional Shares 5.22% 3.59% 6.65% 12/29/04

High Yield Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal High Yield seeks to provide a high level of current income. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging countries.
Overweight to Chesapeake Energy and Voya Financial contributed. Underweight to Mallinckrodt contributed. Overweight to Ziggo contributed. Underweight to Frontier Communications contributed. Overweight to Pinnacle Operating Corp, Chaparral Energy, Gulfport
Energy, Bausch Health, and Antero Midstream Partners detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares 6.76% 4.69% 7.24% 7/28/98 –
R-6 Shares 6.86% 4.60% 7.02% 11/22/16 4/8/98
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Income seeks to provide a high level of current income consistent with preservation of capital. The fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities. The fund may invest up to 35% of its assets in below investment grade bonds which are rated at the time of purchase Ba1 or lower by Moody's and
BB+ or lower by S&P Global. It maintains an average portfolio duration that is within from 75% to 125% of the duration of the Bloomberg
Barclays U.S. Aggregate Bond Index.
Underweight to Treasurys contributed. Security selection in electric utilities contributed. Overweight to real estate investment trusts (REITs)
contributed. Security selection in energy, transportation, and REITs detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 9.94% 3.27% 4.39% 9/30/09 –
Including Sales Charge 8.94% 3.27% 4.39%
Institutional Shares 10.14% 3.51% 4.77% 3/23/98 –
R-1 Shares 9.28% 2.66% 3.90% 3/1/10 12/15/75
R-2 Shares 9.41% 2.81% 4.05% 3/1/10 12/15/75
R-3 Shares 9.61% 2.98% 4.23% 3/1/10 12/15/75
R-4 Shares 9.82% 3.19% 4.43% 3/1/10 12/15/75
R-5 Shares 9.97% 3.30% 4.53% 3/1/10 12/15/75
R-6 Shares 10.14% 3.52% 4.59% 11/25/14 12/15/75
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Inflation Protection Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: BlackRock Financial Management, Inc.; Blackrock International Limited
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Inflation Protection seeks to provide current income and real (after inflation) total returns. The fund invests primarily in inflation-
indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S.
corporations. It normally maintains an average portfolio duration that is within from 80% to 120% of the duration of the Bloomberg Barclays
U.S. Treasury Inflation Protected Securities (TIPS) Index. The fund also invests in foreign securities, U.S. Treasuries and agency securities.
Overweight U.K. nominal rates helped performance, especially in fourth quarter 2018 and second and third quarter of 2019. U.K. cabinet turnover, Prime Minister Boris Johnson's suspension of Parliament, and the contention around the Irish backstop helped front-end rates rally.
As fears abated around a no-deal Brexit, the position was unwound. Overweight 30-year French real rate exposure benefited performance as rates worldwide rallied around the risk-off environment at quarter-end in first quarter 2019 and into third quarter 2019, with yields moving lower around global central bank dovishness and sustained economic malaise was felt across regions like Germany. Overweight U.S. real rates positioning helped performance, particularly in third quarter 2019, as the Federal Reserve evolved its rhetoric and joined central banks globally in a bout of synchronous easing. The recent firming of U.S. Consumer Price Index data in the latter half of the year further helped
U.S. real rates rally. Underweight German bunds exposure detracted. German nominal rates across the curve moved to negative territory as economic prints weighed on sentiment. This was slightly pared by the material sell-off in rates in October around positive trade and
Brexit news. The Japanese nominal curve steepened and long Japanese breakevens detracted, as the yield curve failed to steepen around the dovishness from the Bank of Japan in 2018. Expected tailwinds from the value-added tax hike also posted anemic effects, and ultimately failed to support the position. As oil prices weakened, this led the U.S. breakevens long to adversely affect performance. U.S. breakevens moved in tandem with the moves in energy, with the U.S. nominal rate rally led by geopolitical and economic uncertainty. This dragged down
U.S. inflation expectations over most of 2019.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 7.37% 1.11% 2.38% 12/29/04
Including Sales Charge 6.37% 1.11% 2.38%
Institutional Shares 8.15% 1.83% 3.07% 12/29/04
R-1 Shares 7.29% 0.95% 2.19% 12/29/04
R-2 Shares 7.33% 1.08% 2.32% 12/29/04
R-3 Shares 7.64% 1.25% 2.50% 12/29/04
R-4 Shares 7.82% 1.45% 2.69% 12/29/04
R-5 Shares 7.82% 1.57% 2.81% 12/29/04

International Emerging Markets Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal International Emerging Markets seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. "Emerging market country"
means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging
Markets Index or Bloomberg Barclays Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value).
The top three contributors were allocation to Anta Sports, Accton Technology, and Weichai Power. Allocation to Vale, CSPC Pharmaceutical,
and GAIL India detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 7.41% 1.38% 2.87% 3/1/01 –
Including Sales Charge 6.41% 1.38% 2.87%
Institutional Shares 7.60% 1.67% 3.26% 3/1/01 –
R-1 Shares 6.72% 0.82% 2.38% 11/1/04 –
R-2 Shares 6.87% 0.95% 2.52% 12/6/00 –
R-3 Shares 7.05% 1.13% 2.70% 12/6/00 –
R-4 Shares 7.28% 1.33% 2.90% 12/6/00 –
R-5 Shares 7.40% 1.44% 3.02% 12/6/00 –
R-6 Shares 7.66% 1.47% 2.87% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

International Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Origin Asset Management LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal International I seeks long-term growth of capital. The fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Stock selection within the information technology was the biggest contributor to relative performance, led by Zhen Ding Technologies Holding.
Stock selection within financials also proved positive. Stock selection within the emerging markets was the largest positive contributor from a regional perspective, with Taiwan and Russia leading the way. Stock selection in the industrials sector was the biggest drag. Stock selection in the communication services sector was also a minor detractor from relative performance. From a regional perspective, stock selection in
Asia ex Japan detracted the most.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares 14.09% 4.49% 6.01% 12/29/03 –
R-1 Shares 13.14% 3.63% 5.11% 11/1/04 –
R-2 Shares 13.31% 3.78% 5.26% 6/1/04 –
R-3 Shares 13.44% 3.96% 5.45% 6/1/04 –
R-4 Shares 13.71% 4.16% 5.65% 6/1/04 –
R-5 Shares 13.90% 4.27% 5.77% 6/1/04 –
R-6 Shares 14.19% 4.50% 6.00% 11/22/16 12/29/03
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

LargeCap Growth Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Brown Advisory, LLC; T. Rowe Price Associates, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LargeCap Growth I seeks long-term growth of capital. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Stock selection in health care and information technology contributed to returns. Overweight to the utilities sector enhanced performance.
Underweight to the energy and consumer staples sectors benefited returns. Poor stock selection in financials and consumer discretionary hindered performance. Overweight to health care dragged on performance. Underweight to the information technology sector was not beneficial.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 17.85% 13.78% 15.38% 3/1/01 –
Including Sales Charge 16.85% 13.78% 15.38%
Institutional Shares 18.02% 14.03% 15.81% 12/6/00 –
R-1 Shares 17.12% 13.10% 14.83% 11/1/04 –
R-2 Shares 17.14% 13.22% 14.97% 12/6/00 –
R-3 Shares 17.46% 13.45% 15.20% 12/6/00 –
R-4 Shares 17.71% 13.67% 15.40% 12/6/00 –
R-5 Shares 17.72% 13.79% 15.55% 12/6/00 –
R-6 Shares 18.06% 14.05% 15.81% 11/25/14 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

LargeCap S&P 500 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LargeCap S&P 500 Index seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe, which include growth and value stocks.
Principal LargeCap S&P 500 Index was in line with the S&P 500 index. It uses indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors posted positive returns with the real estate and utilities sectors providing the largest positive returns. Lam Research,
Applied Materials, and Edwards Lifesciences contributed. The energy and health care sectors recorded the worst returns. DXC Technology,
Concho Resources, and Halliburton detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 13.95% 10.35% 13.14% 3/1/01
Including Sales Charge 12.95% 10.35% 13.14%
Institutional Shares 14.18% 10.61% 13.50% 3/1/01
R-1 Shares 13.21% 9.64% 12.51% 11/1/04
R-2 Shares 13.35% 9.78% 12.66% 12/6/00
R-3 Shares 13.54% 9.97% 12.86% 12/6/00
R-4 Shares 13.80% 10.19% 13.08% 12/6/00
R-5 Shares 13.95% 10.33% 13.22% 12/6/00

LargeCap Value Fund III
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC; Westwood Management Corp.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LargeCap Value III seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell
1000® Value Index. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The consumer discretionary sector was the biggest contributor as both an overweight and positive stock selection drove performance. Stock selection in information technology and financials also aided performance. Overweight to the industrials and information technology sectors contributed to returns. Poor stock selection in the health care and consumer staples sectors hindered performance. Overweight to the energy sector dragged on performance. Underweight to the real estate and utilities sectors was not beneficial.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 12.14% 8.22% 11.04% 3/1/01
Including Sales Charge 11.14% 8.22% 11.04%
Institutional Shares 12.53% 8.58% 11.50% 12/6/00
R-1 Shares 11.53% 7.62% 10.52% 11/1/04
R-2 Shares 11.65% 7.77% 10.67% 12/6/00
R-3 Shares 11.90% 7.97% 10.87% 12/6/00
R-4 Shares 12.09% 8.17% 11.08% 12/6/00
R-5 Shares 12.22% 8.31% 11.21% 12/6/00

MidCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal MidCap seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the
Russell Midcap ® Index. The fund also invests in foreign securities.
Allocation to TransDigm, a supplier of an extensive collection of airplane components led by a highly respected management team, contributed due to reporting impressive results, and quickly improving the recently acquired Esterline business. Allocation to SBA Communications:, which owns and operates wireless communications tower structures and is the third-largest tower operator in the United States, with additional operations primarily in Latin America and Canada, contributed in part due to the announcement of Dish's plans to be a fourth major wireless carrier in the U.S. Allocation to Brookfield Asset Management, an owner and operator of real asset-based businesses around the world, contributed as the business continued to have success raising funds and finding attractive ways to deploy capital. Allocation to Onex, a private equity firm founded in 1984 by current CEO Gerry Schwartz. detracted. Allocation to Liberty Global, a large cable and broadband company with operations primarily in Europe, detracted. Allocation to Vail Resorts, which owns some of the most frequented and highest rated ski resorts in the United States, Canada, and Australia, detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 29.45% 12.91% 16.30% 3/1/01 –
Including Sales Charge 28.45% 12.91% 16.30%
Institutional Shares 29.61% 13.09% 16.63% 3/1/01 –
R-1 Shares 28.61% 12.19% 15.68% 11/1/04 –
R-2 Shares 28.79% 12.34% 15.83% 12/6/00 –
R-3 Shares 29.01% 12.55% 16.04% 12/6/00 –
R-4 Shares 29.23% 12.75% 16.26% 12/6/00 –
R-5 Shares 29.39% 12.89% 16.40% 12/6/00 –
R-6 Shares 29.71% 12.91% 16.22% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

MidCap Growth Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Columbus Circle Investors
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal MidCap Growth seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap ® Growth Index.
Allocation to Keysight Technologies, a provider of test and measurement instruments used in the design and manufacturing of electronic equipment and communication networks, contributed due to a ramp in global 5G communications spending, rising automotive electrification complexity, and a recovery in U.S. aerospace and defense. Out-of-index allocation to Tandem Diabetes Care, a manufacturer of insulin pumps for diabetes management, contributed due to traction of its best-in-class closed loop blood sugar monitoring and insulin delivery system that is allowing for share gains of new and replacement pump customers. Allocation to Ring Central contributed after announcing a strategic partnership that will make it the preferred cloud-based communications solution for Avaya Communications customers. An out-
of-index allocation to G-III Apparel Group, a manufacturer and retailer of apparel detracted as wholesale strength in key brands was not enough to offset weakness at retail. Allocation to Diamondback Energy, an oil and gas exploration company, detracted because of lower oil prices. An out-of-index allocation to Green Dot, a leading provider of debit cards and digital banking solutions, detracted due to a meaningful slowdown in revenue growth.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 10.27% 9.21% 12.98% 3/1/01
Including Sales Charge 9.37% 9.21% 12.98%
Institutional Shares 10.51% 9.49% 13.45% 3/1/01
R-1 Shares 9.71% 8.63% 12.52% 11/1/04
R-2 Shares 9.92% 8.76% 12.67% 12/6/00
R-3 Shares 10.06% 8.95% 12.85% 12/6/00
R-4 Shares 10.20% 9.17% 13.09% 12/6/00
R-5 Shares 10.40% 9.30% 13.22% 12/6/00

MidCap Growth Fund III
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Eagle Asset Management, Inc.; Robert W. Baird & Co., Incorporated
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal MidCap Growth III seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase.
It invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Stock selection in the information technology and communication services sectors contributed. Overweight to the industrials sector added value. Underweight to the financials and consumer staples sectors contributed to returns. Stock selection in the consumer discretionary and consumer staples sectors diminished performance. Overweight to the energy and communication services sectors held back returns.
Underweight to the real estate and information technology sectors dragged on returns.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 17.48% 9.48% 12.49% 3/1/01
Including Sales Charge 16.48% 9.48% 12.49%
Institutional Shares 17.93% 9.89% 13.00% 3/1/01
R-1 Shares 16.80% 8.90% 12.00% 11/1/04
R-2 Shares 16.98% 9.05% 12.15% 12/6/00
R-3 Shares 17.28% 9.26% 12.35% 12/6/00
R-4 Shares 17.39% 9.45% 12.55% 12/6/00
R-5 Shares 17.62% 9.59% 12.70% 12/6/00

MidCap S&P 400 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal MidCap S&P 400 Index seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap
400 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe, which include growth and value stocks.
Principal MidCap S&P 400 Index was in line with the S&P 400 index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance. Nine of the eleven economic sectors in the index posted positive returns with the information technology and industrial sectors providing the largest returns.
Universal Display, Cypress Semiconductor, and Teradyne contributed. The energy and consumer staples sectors recorded the worst returns.
Chesapeake Energy, Transocean, and United States Steel detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 8.64% 7.85% 12.54% 3/1/01 –
Including Sales Charge 7.66% 7.85% 12.54%
Institutional Shares 8.84% 8.12% 12.96% 3/1/01 –
R-1 Shares 7.94% 7.22% 12.01% 11/1/04 –
R-2 Shares 8.10% 7.36% 12.16% 12/6/00 –
R-3 Shares 8.31% 7.56% 12.36% 12/6/00 –
R-4 Shares 8.52% 7.77% 12.57% 12/6/00 –
R-5 Shares 8.63% 7.89% 12.71% 12/6/00 –
R-6 Shares 8.94% 7.91% 12.54% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

MidCap Value Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Los Angeles Capital Management and Equity Research, Inc.; Victory Capital Management Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal MidCap Value I seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The fund also invests in real estate investment trusts.
Stock selection in the consumer discretionary, information technology, and materials sectors contributed. Overweight to the information technology and industrials sectors aided performance. Underweight to the energy and health care sectors was beneficial. Poor stock selection within the communication services and real estate sectors hindered performance. Overweight to the consumer staples sector detracted.
Underweight to the utilities and real estate sectors diminished performance.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 10.55% 6.09% 11.58% 3/2/09 –
Including Sales Charge 9.57% 6.09% 11.58%
Institutional Shares 10.73% 6.40% 12.02% 12/29/03 –
R-1 Shares 9.97% 5.53% 11.08% 11/1/04 –
R-2 Shares 10.13% 5.65% 11.22% 6/1/04 –
R-3 Shares 10.33% 5.85% 11.42% 6/1/04 –
R-4 Shares 10.49% 6.05% 11.63% 6/1/04 –
R-5 Shares 10.63% 6.17% 11.76% 6/1/04 –
R-6 Shares 10.96% 6.45% 12.04% 4/2/19 12/29/03
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

Overseas Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC; Causeway Capital Management LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Overseas seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the US at the time of purchase. It invests in emerging market countries. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies.
Stock selection in the information technology and materials sectors aided performance. Overweight to the industrials and materials sectors contributed. Underweight to the financials sector aided one-year performance. Poor stock selection in energy and communication services hindered performance. Overweight to the information technology and consumer staples sectors dragged on performance. Underweight to the real estate and utilities sectors was not beneficial for the year.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares 5.38% 1.83% 4.57% 9/30/08 –
R-1 Shares 4.40% 0.92% 3.65% 3/1/12 9/30/08
R-2 Shares 4.61% 1.06% 3.80% 3/1/12 9/30/08
R-3 Shares 4.82% 1.26% 3.98% 3/1/12 9/30/08
R-4 Shares 5.05% 1.45% 4.19% 3/1/12 9/30/08
R-5 Shares 5.08% 1.56% 4.31% 3/1/12 9/30/08
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

Principal Capital Appreciation Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Capital Appreciation seeks to provide long-term growth of capital. The fund invests primarily in equity securities of companies with any market capitalization but has a greater exposure to large market capitalization companies than small or medium market capitalization companies. It invests in equity securities with value and/or growth characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Allocation to Aarons, Inc. contributed due to impressive revenue growth, especially in its Progressive business unit, which rolled out partnerships with Best Buy and Wayfair. Allocation to Microchip Technology Incorporated contributed as the company achieved greater synergies and paid down debt from its Microsemi acquisition. Allocation to Alexandria Real Estate Equities contributed driven by its life science assets in high barrier markets and continued strong development pipeline. Allocation to Royal Dutch Schell PLC detracted due to negative sentiment for energy as well as weakness in its chemical segment and higher than expected corporate spending. Allocation to Biogen
Inc. detracted because its promising Alzheimers treatment failed a Phase 3 trial. Lack of allocation to Procter & Gamble Company detracted from relative results.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares 17.85% 11.05% 13.44% 6/7/99 –
R-1 Shares 16.78% 10.07% 12.45% 3/1/10 11/24/86
R-2 Shares 16.94% 10.22% 12.60% 3/1/10 11/24/86
R-3 Shares 17.15% 10.42% 12.80% 3/1/10 11/24/86
R-4 Shares 17.38% 10.63% 13.01% 3/1/10 11/24/86
R-5 Shares 17.51% 10.76% 13.14% 3/1/10 11/24/86
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Principal LifeTime 2010 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2010 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 9.71% 4.36% 6.75% 6/15/01
Including Sales Charge 8.71% 4.36% 6.75%
Institutional Shares 9.86% 4.57% 7.04% 3/1/01
R-1 Shares 8.92% 3.67% 6.11% 11/1/04
R-2 Shares 9.07% 3.79% 6.24% 3/1/01
R-3 Shares 9.35% 4.00% 6.44% 3/1/01
R-4 Shares 9.52% 4.19% 6.64% 3/1/01
R-5 Shares 9.59% 4.30% 6.77% 3/1/01

Principal LifeTime 2015 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2015 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Institutional Shares 10.48% 5.04% 7.62% 2/29/08
R-1 Shares 9.44% 4.12% 6.68% 2/29/08
R-2 Shares 9.61% 4.27% 6.83% 2/29/08
R-3 Shares 9.89% 4.45% 7.02% 2/29/08
R-4 Shares 10.11% 4.66% 7.22% 2/29/08
R-5 Shares 10.21% 4.78% 7.35% 2/29/08

Principal LifeTime 2020 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2020 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 10.94% 5.31% 7.95% 6/15/01
Including Sales Charge 9.94% 5.31% 7.95%
Institutional Shares 11.15% 5.51% 8.24% 3/1/01
R-1 Shares 10.22% 4.59% 7.30% 11/1/04
R-2 Shares 10.36% 4.73% 7.43% 3/1/01
R-3 Shares 10.51% 4.91% 7.62% 3/1/01
R-4 Shares 10.74% 5.12% 7.83% 3/1/01
R-5 Shares 10.90% 5.23% 7.96% 3/1/01

Principal LifeTime 2025 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2025 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Institutional Shares 11.81% 5.98% 8.70% 2/29/08
R-1 Shares 10.78% 5.06% 7.75% 2/29/08
R-2 Shares 10.98% 5.20% 7.89% 2/29/08
R-3 Shares 11.07% 5.38% 8.08% 2/29/08
R-4 Shares 11.37% 5.58% 8.29% 2/29/08
R-5 Shares 11.49% 5.71% 8.42% 2/29/08

Principal LifeTime 2030 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2030 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 12.06% 6.08% 8.78% 6/15/01
Including Sales Charge 11.06% 6.08% 8.78%
Institutional Shares 12.31% 6.31% 9.09% 3/1/01
R-1 Shares 11.34% 5.37% 8.14% 11/1/04
R-2 Shares 11.40% 5.51% 8.27% 3/1/01
R-3 Shares 11.62% 5.69% 8.47% 3/1/01
R-4 Shares 11.78% 5.89% 8.67% 3/1/01
R-5 Shares 11.94% 6.02% 8.80% 3/1/01

Principal LifeTime 2035 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2035 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Institutional Shares 12.43% 6.61% 9.44% 2/29/08
R-1 Shares 11.38% 5.67% 8.49% 2/29/08
R-2 Shares 11.57% 5.83% 8.63% 2/29/08
R-3 Shares 11.74% 6.01% 8.83% 2/29/08
R-4 Shares 12.05% 6.22% 9.03% 2/29/08
R-5 Shares 12.11% 6.34% 9.16% 2/29/08

Principal LifeTime 2040 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2040 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 12.47% 6.61% 9.35% 6/15/01
Including Sales Charge 11.47% 6.61% 9.35%
Institutional Shares 12.72% 6.85% 9.71% 3/1/01
R-1 Shares 11.68% 5.91% 8.74% 11/1/04
R-2 Shares 11.83% 6.05% 8.88% 3/1/01
R-3 Shares 12.01% 6.24% 9.08% 3/1/01
R-4 Shares 12.24% 6.44% 9.29% 3/1/01
R-5 Shares 12.40% 6.57% 9.42% 3/1/01

Principal LifeTime 2045 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2045 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Institutional Shares 12.75% 7.00% 9.89% 2/29/08
R-1 Shares 11.81% 6.06% 8.94% 2/29/08
R-2 Shares 11.98% 6.21% 9.09% 2/29/08
R-3 Shares 12.13% 6.40% 9.28% 2/29/08
R-4 Shares 12.38% 6.60% 9.48% 2/29/08
R-5 Shares 12.46% 6.73% 9.61% 2/29/08

Principal LifeTime 2050 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2050 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 12.60% 6.82% 9.60% 6/15/01
Including Sales Charge 11.60% 6.82% 9.60%
Institutional Shares 12.92% 7.14% 10.06% 3/1/01
R-1 Shares 11.93% 6.21% 9.10% 11/1/04
R-2 Shares 12.05% 6.34% 9.23% 3/1/01
R-3 Shares 12.24% 6.53% 9.43% 3/1/01
R-4 Shares 12.44% 6.74% 9.64% 3/1/01
R-5 Shares 12.60% 6.87% 9.77% 3/1/01

Principal LifeTime 2055 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2055 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Institutional Shares 12.89% 7.22% 10.01% 2/29/08
R-1 Shares 11.96% 6.31% 9.08% 2/29/08
R-2 Shares 12.08% 6.46% 9.22% 2/29/08
R-3 Shares 12.24% 6.63% 9.41% 2/29/08
R-4 Shares 12.53% 6.83% 9.61% 2/29/08
R-5 Shares 12.56% 6.96% 9.74% 2/29/08

Principal LifeTime 2060 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2060 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
Value of a $10,000 Investment* March 1, 2013 - October 31, 2019
1-Year 5-Year Since Inception Inception Date
Class J Shares Excluding Sales Charge 12.54% 6.83% 8.76% 3/1/13
Including Sales Charge 11.54% 6.83% 8.76%
Institutional Shares 12.88% 7.19% 9.11% 3/1/13
R-1 Shares 11.91% 6.29% 8.19% 3/1/13
R-2 Shares 12.09% 6.41% 8.33% 3/1/13
R-3 Shares 12.27% 6.61% 8.55% 3/1/13
R-4 Shares 12.53% 6.83% 8.73% 3/1/13
R-5 Shares 12.62% 6.93% 8.85% 3/1/13

Principal LifeTime 2065 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2065 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
US equity active management contributed to performance, most notably from LargeCap Growth I (T. Rowe Price & Brown Advisory),
LargeCap Value III (WestWood & Barrow Hanley), Equity Income (Principal Global Investors), and SmallCap Growth I (Alliance Bernstein,
Brown, & Emerald). Growth style exposure within the US large-cap equity broad asset class was a strong contributor. The Global Opportunities
Fund (Principal Global Investors) provided a positive style selection effect. While many US equity strategies have experienced a rebound in performance, a couple continue to lag. Most notably, MidCap Value III (Barrow Hanley & Principal Global Investors), SmallCap Value
II (Hotchkis, LA Capital, & Vaughan Nelson), and MidCap (Principal Global Investors). International equity managers detracted from performance. Diversified International Fund, Overseas Fund, International Small Company Fund, International Emerging Markets Fund, and
Origin Emerging Markets Fund lagged their indices for the one-year period. The utilization of a diversified non-US equity strategy as well as the inclusion of the Overseas Fund (Barrow Hanley & Causeway), which is a value tilted fund, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect.
Value of a $10,000 Investment* September 6, 2017 - October 31, 2019
1-Year Since Inception Inception Date
Institutional Shares 12.82% 7.92% 9/6/17
R-1 Shares 11.93% 7.08% 9/6/17
R-2 Shares 12.06% 7.19% 9/6/17
R-3 Shares 12.19% 7.39% 9/6/17
R-4 Shares 12.48% 7.62% 9/6/17
R-5 Shares 12.60% 7.77% 9/6/17

Principal LifeTime Hybrid 2015 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime Hybrid 2015 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a
"target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts (REITs). The core fixed income asset class contributed as the manager benchmark, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys Underweight to the short-term fixed income in the later-dated vintages had a positive impact on performance. Active manager performance in the non-U.S. equity space was the largest detractor, driven by poor performance from the Diversified International investment option, which comprises the largest allocation within the asset class. Overweight to the short-term fixed income asset class in the nearer dated vintages hindered performance, causing the portfolio to forgo better opportunities for absolute performance in other asset classes. Active manager performance of the High Income investment option detracted, as the strategy underperformed its benchmark.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 9.44% 4.79% 4.99% 3/1/18 9/30/14
Including Sales Charge 8.44% 4.79% 4.99%
Institutional Shares 9.63% 5.03% 5.24% 9/30/14 –
R-3 Shares 8.96% 4.46% 4.66% 3/1/19 9/30/14
R-5 Shares 9.36% 4.79% 4.99% 3/1/19 9/30/14
R-6 Shares 9.73% 5.07% 5.27% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2020 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime Hybrid 2020 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a
"target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts (REITs). The core fixed income asset class contributed as the manager benchmark, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys Underweight to the short-term fixed income in the later-dated vintages had a positive impact on performance. Active manager performance in the non-U.S. equity space was the largest detractor, driven by poor performance from the Diversified International investment option, which comprises the largest allocation within the asset class. Overweight to the short-term fixed income asset class in the nearer dated vintages hindered performance, causing the portfolio to forgo better opportunities for absolute performance in other asset classes. Active manager performance of the High Income investment option detracted, as the strategy underperformed its benchmark.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 9.89% 5.31% 5.58% 3/1/18 9/30/14
Including Sales Charge 8.89% 5.31% 5.58%
Institutional Shares 10.11% 5.58% 5.85% 9/30/14 –
R-3 Shares 9.63% 5.04% 5.31% 3/1/19 9/30/14
R-5 Shares 9.93% 5.35% 5.63% 3/1/19 9/30/14
R-6 Shares 10.16% 5.59% 5.87% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2025 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime Hybrid 2025 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a
"target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts (REITs). The core fixed income asset class contributed as the manager benchmark, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys Underweight to the short-term fixed income in the later-dated vintages had a positive impact on performance. Active manager performance in the non-U.S. equity space was the largest detractor, driven by poor performance from the Diversified International investment option, which comprises the largest allocation within the asset class. Overweight to the short-term fixed income asset class in the nearer dated vintages hindered performance, causing the portfolio to forgo better opportunities for absolute performance in other asset classes. Active manager performance of the High Income investment option detracted, as the strategy underperformed its benchmark.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 10.24% 5.78% 6.09% 3/1/18 9/30/14
Including Sales Charge 9.24% 5.78% 6.09%
Institutional Shares 10.48% 6.04% 6.35% 9/30/14 –
R-3 Shares 9.91% 5.48% 5.78% 3/1/19 9/30/14
R-5 Shares 10.21% 5.80% 6.10% 3/1/19 9/30/14
R-6 Shares 10.52% 6.06% 6.37% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2030 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime Hybrid 2030 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a
"target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts (REITs). The core fixed income asset class contributed as the manager benchmark, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys Underweight to the short-term fixed income in the later-dated vintages had a positive impact on performance. Active manager performance in the non-U.S. equity space was the largest detractor, driven by poor performance from the Diversified International investment option, which comprises the largest allocation within the asset class. Overweight to the short-term fixed income asset class in the nearer dated vintages hindered performance, causing the portfolio to forgo better opportunities for absolute performance in other asset classes. Active manager performance of the High Income investment option detracted, as the strategy underperformed its benchmark.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 10.56% 6.20% 6.52% 3/1/18 9/30/14
Including Sales Charge 9.56% 6.20% 6.52%
Institutional Shares 10.88% 6.47% 6.79% 9/30/14 –
R-3 Shares 10.22% 5.89% 6.21% 3/1/19 9/30/14
R-5 Shares 10.61% 6.22% 6.55% 3/1/19 9/30/14
R-6 Shares 10.83% 6.46% 6.79% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2035 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime Hybrid 2035 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a
"target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts (REITs). The core fixed income asset class contributed as the manager benchmark, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys Underweight to the short-term fixed income in the later-dated vintages had a positive impact on performance. Active manager performance in the non-U.S. equity space was the largest detractor, driven by poor performance from the Diversified International investment option, which comprises the largest allocation within the asset class. Overweight to the short-term fixed income asset class in the nearer dated vintages hindered performance, causing the portfolio to forgo better opportunities for absolute performance in other asset classes. Active manager performance of the High Income investment option detracted, as the strategy underperformed its benchmark.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 11.12% 6.62% 6.95% 3/1/18 9/30/14
Including Sales Charge 10.12% 6.62% 6.95%
Institutional Shares 11.42% 6.89% 7.22% 9/30/14 –
R-3 Shares 10.86% 6.32% 6.66% 3/1/19 9/30/14
R-5 Shares 11.25% 6.66% 7.00% 3/1/19 9/30/14
R-6 Shares 11.45% 6.93% 7.26% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2040 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime Hybrid 2040 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a
"target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts (REITs). The core fixed income asset class contributed as the manager benchmark, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys Underweight to the short-term fixed income in the later-dated vintages had a positive impact on performance. Active manager performance in the non-U.S. equity space was the largest detractor, driven by poor performance from the Diversified International investment option, which comprises the largest allocation within the asset class. Overweight to the short-term fixed income asset class in the nearer dated vintages hindered performance, causing the portfolio to forgo better opportunities for absolute performance in other asset classes. Active manager performance of the High Income investment option detracted, as the strategy underperformed its benchmark.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 11.18% 6.87% 7.22% 3/1/18 9/30/14
Including Sales Charge 10.18% 6.87% 7.22%
Institutional Shares 11.49% 7.16% 7.51% 9/30/14 –
R-3 Shares 10.84% 6.58% 6.93% 3/1/19 9/30/14
R-5 Shares 11.22% 6.92% 7.27% 3/1/19 9/30/14
R-6 Shares 11.52% 7.18% 7.54% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2045 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime Hybrid 2045 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a
"target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts (REITs). The core fixed income asset class contributed as the manager benchmark, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys Underweight to the short-term fixed income in the later-dated vintages had a positive impact on performance. Active manager performance in the non-U.S. equity space was the largest detractor, driven by poor performance from the Diversified International investment option, which comprises the largest allocation within the asset class. Overweight to the short-term fixed income asset class in the nearer dated vintages hindered performance, causing the portfolio to forgo better opportunities for absolute performance in other asset classes. Active manager performance of the High Income investment option detracted, as the strategy underperformed its benchmark.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 11.20% 7.01% 7.36% 3/1/18 9/30/14
Including Sales Charge 10.20% 7.01% 7.36%
Institutional Shares 11.53% 7.28% 7.64% 9/30/14 –
R-3 Shares 10.89% 6.70% 7.06% 3/1/19 9/30/14
R-5 Shares 11.27% 7.04% 7.39% 3/1/19 9/30/14
R-6 Shares 11.62% 7.32% 7.67% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2050 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime Hybrid 2050 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a
"target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts (REITs). The core fixed income asset class contributed as the manager benchmark, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys Underweight to the short-term fixed income in the later-dated vintages had a positive impact on performance. Active manager performance in the non-U.S. equity space was the largest detractor, driven by poor performance from the Diversified International investment option, which comprises the largest allocation within the asset class. Overweight to the short-term fixed income asset class in the nearer dated vintages hindered performance, causing the portfolio to forgo better opportunities for absolute performance in other asset classes. Active manager performance of the High Income investment option detracted, as the strategy underperformed its benchmark.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 11.25% 7.25% 7.62% 3/1/18 9/30/14
Including Sales Charge 10.25% 7.25% 7.62%
Institutional Shares 11.60% 7.49% 7.86% 9/30/14 –
R-3 Shares 10.96% 6.91% 7.28% 3/1/19 9/30/14
R-5 Shares 11.25% 7.23% 7.60% 3/1/19 9/30/14
R-6 Shares 11.52% 7.49% 7.86% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2055 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime Hybrid 2055 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a
"target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts (REITs). The core fixed income asset class contributed as the manager benchmark, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys Underweight to the short-term fixed income in the later-dated vintages had a positive impact on performance. Active manager performance in the non-U.S. equity space was the largest detractor, driven by poor performance from the Diversified International investment option, which comprises the largest allocation within the asset class. Overweight to the short-term fixed income asset class in the nearer dated vintages hindered performance, causing the portfolio to forgo better opportunities for absolute performance in other asset classes. Active manager performance of the High Income investment option detracted, as the strategy underperformed its benchmark.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 11.29% 7.33% 7.70% 3/1/18 9/30/14
Including Sales Charge 10.29% 7.33% 7.70%
Institutional Shares 11.53% 7.59% 7.96% 9/30/14 –
R-3 Shares 10.89% 7.01% 7.38% 3/1/19 9/30/14
R-5 Shares 11.27% 7.34% 7.71% 3/1/19 9/30/14
R-6 Shares 11.52% 7.60% 7.97% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2060 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime Hybrid 2060 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a
"target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts (REITs). The core fixed income asset class contributed as the manager benchmark, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys Underweight to the short-term fixed income in the later-dated vintages had a positive impact on performance. Active manager performance in the non-U.S. equity space was the largest detractor, driven by poor performance from the Diversified International investment option, which comprises the largest allocation within the asset class. Overweight to the short-term fixed income asset class in the nearer dated vintages hindered performance, causing the portfolio to forgo better opportunities for absolute performance in other asset classes. Active manager performance of the High Income investment option detracted, as the strategy underperformed its benchmark.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 11.30% 7.42% 7.78% 3/1/18 9/30/14
Including Sales Charge 10.30% 7.42% 7.78%
Institutional Shares 11.53% 7.69% 8.06% 9/30/14 –
R-3 Shares 10.99% 7.13% 7.49% 3/1/19 9/30/14
R-5 Shares 11.36% 7.46% 7.83% 3/1/19 9/30/14
R-6 Shares 11.61% 7.72% 8.09% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2065 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime Hybrid 2065 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a
"target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Overweight to US equity and underweight to broad fixed income across most of the series was a positive. Active manager performance of the Principal Real Estate Securities Fund (Principal Real Estate Investors) was a positive for the series, particularly the later dated vintages where we have dedicated exposure to real estate investment trusts (REITs). An underweight across the series to the emerging markets asset class relative to the S&P Target Date Indices benefited the series. Active manager performance from the Diversified International (Principal
Global Investors) in all vintages, and the International Emerging Markets (Principal Global Investors), and the Origin Emerging Markets
Fund (Origin) funds in the later dated vintages detracted. Utilization of a diversified non-US equity strategy, relative to the developed non-US equity exposure of the S&P Target Date Indices, provided for a negative style selection effect. The decision to use passive exposure in the core fixed income had a negative impact, as the average active manager outperformed indexing for the year.
Value of a $10,000 Investment* September 6, 2017 - October 31, 2019
1-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 11.42% 6.98% 3/1/18 9/6/17
Including Sales Charge 10.42% 6.98%
Institutional Shares 11.70% 7.27% 9/6/17 –
R-6 Shares 11.83% 7.33% 9/6/17 –
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime Hybrid Income seeks current income, and as a secondary objective, capital appreciation. The fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65.
Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts (REITs). The core fixed income asset class contributed as the manager benchmark, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys Underweight to the short-term fixed income in the later-dated vintages had a positive impact on performance. Active manager performance in the non-U.S. equity space was the largest detractor, driven by poor performance from the Diversified International investment option, which comprises the largest allocation within the asset class. Overweight to the short-term fixed income asset class in the nearer dated vintages hindered performance, causing the portfolio to forgo better opportunities for absolute performance in other asset classes. Active manager performance of the High Income investment option detracted, as the strategy underperformed its benchmark.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 8.82% 3.64% 3.78% 3/1/18 9/30/14
Including Sales Charge 7.82% 3.64% 3.78%
Institutional Shares 9.20% 3.90% 4.04% 9/30/14 –
R-3 Shares 8.60% 3.35% 3.48% 3/1/19 9/30/14
R-5 Shares 8.91% 3.66% 3.80% 3/1/19 9/30/14
R-6 Shares 9.19% 3.92% 4.06% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Strategic Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime Strategic Income seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 9.52% 3.73% 5.36% 6/15/01
Including Sales Charge 8.52% 3.73% 5.36%
Institutional Shares 9.71% 3.97% 5.68% 3/1/01
R-1 Shares 8.74% 3.06% 4.76% 11/1/04
R-2 Shares 8.95% 3.20% 4.90% 3/1/01
R-3 Shares 9.13% 3.39% 5.09% 3/1/01
R-4 Shares 9.40% 3.59% 5.30% 3/1/01
R-5 Shares 9.42% 3.70% 5.42% 3/1/01

Real Estate Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Real Estate Securities seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying securities that appear to be undervalued. The fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified.
Overweight to Invitation Homes, Inc. contributed as it benefited from Blackstone partially selling down stake in the company via secondary offerings, which helped to further remove the overhang. Overweight to Sun Communities, Inc. contributed due to benefitting from limited new supply, high occupancy, and strong rental growth. Underweight to Simon Property Group, Inc. proved helpful, as the company underperformed driven by elevated retailer bankruptcy, store closing activity, and weak sentiment toward regional mall owners that pressured shares. Underweight to Realty Income Corporation detracted since investors have displayed increased favor for its exposure to investment-
grade tenants via long duration leases. Overweight to Sunstone Hotel Investors, Inc. detracted as hotels have underperformed other real estate investment trusts (REIT) sectors due to a weaker outlook for both sales and earnings growth. Underweight to Equity Residential detracted due to growing signs of significantly new supply declining and strong demand growth in the company's gateway urban core submarkets.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 28.24% 9.61% 14.08% 3/1/01 –
Including Sales Charge 27.24% 9.61% 14.08%
Institutional Shares 28.54% 9.89% 14.48% 3/1/01 –
R-1 Shares 27.54% 9.01% 13.55% 11/1/04 –
R-2 Shares 27.74% 9.16% 13.69% 12/6/00 –
R-3 Shares 27.96% 9.34% 13.90% 12/6/00 –
R-4 Shares 28.20% 9.55% 14.12% 12/6/00 –
R-5 Shares 28.34% 9.69% 14.25% 12/6/00 –
R-6 Shares 28.67% 9.69% 14.09% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

SAM Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
SAM Balanced Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The fund operates as a fund of funds. It generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
Security selection in large-cap growth equities was the largest contributor. Security selection in international developed market value equities aided performance. Security selection in mid-cap value equities contributed. Security selection in investment-grade corporate bonds was the largest detractor. Strategic allocation to multi-alternatives underperformed most equity and fixed income asset classes and hindered performance. Security selection in treasury inflation protected securities (TIPS) detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 11.78% 5.93% 8.33% 1/16/07
Including Sales Charge 10.78% 5.93% 8.33%
Institutional Shares 11.93% 6.11% 8.63% 1/16/07
R-1 Shares 10.99% 5.20% 7.70% 1/16/07
R-2 Shares 11.22% 5.34% 7.83% 1/16/07
R-3 Shares 11.35% 5.52% 8.02% 1/16/07
R-4 Shares 11.58% 5.72% 8.23% 1/16/07
R-5 Shares 11.68% 5.85% 8.36% 1/16/07

SAM Conservative Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
SAM Conservative Balanced Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The fund operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile.
Security selection in large-cap growth equities was the largest contributor. Security selection in Government bonds aided performance.
Security selection in international developed market value equities contributed. Security selection in investment-grade Corporate bonds was the largest detractor. Strategic and tactical allocation to multi-alternatives underperformed most equity and fixed income asset classes and hindered performance. Security selection in treasury inflation protected securities (TIPS) detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 10.39% 4.87% 6.82% 1/16/07
Including Sales Charge 9.39% 4.87% 6.82%
Institutional Shares 10.70% 5.07% 7.11% 1/16/07
R-1 Shares 9.64% 4.14% 6.19% 1/16/07
R-2 Shares 9.69% 4.28% 6.32% 1/16/07
R-3 Shares 10.03% 4.47% 6.53% 1/16/07
R-4 Shares 10.25% 4.67% 6.73% 1/16/07
R-5 Shares 10.44% 4.81% 6.85% 1/16/07

SAM Conservative Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
SAM Conservative Growth Portfolio seeks to provide long-term capital appreciation. The fund operates as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds").
It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile.
Security selection in large-cap growth equities was the largest contributor. Tactical underweight to fixed income aided performance, as fixed income underperformed equities. Security selection in mid-cap value equities contributed. Strategic and tactical allocation to multi-
alternatives underperformed most equity and fixed income asset classes and was the largest detractor. Security selection in investment-grade corporate bonds hindered performance. Strategic and tactical allocation to international emerging market equities, which underperformed their U.S. counterparts, detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 12.96% 6.93% 9.65% 1/16/07
Including Sales Charge 11.97% 6.93% 9.65%
Institutional Shares 13.14% 7.13% 9.95% 1/16/07
R-1 Shares 12.16% 6.21% 9.00% 1/16/07
R-2 Shares 12.27% 6.33% 9.14% 1/16/07
R-3 Shares 12.52% 6.52% 9.34% 1/16/07
R-4 Shares 12.70% 6.73% 9.55% 1/16/07
R-5 Shares 12.81% 6.86% 9.68% 1/16/07

SAM Flexible Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
SAM Flexible Income Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The Portfolios operates as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal
Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-
income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
Strategic and tactical overweight to real estate investment trusts (REITs), which was the top performing asset class, was the largest contributor.
Security selection in Government bonds aided performance. Strategic and tactical overweight to international real estate, which posted double-digit returns, contributed. Security selection in investment-grade corporate bonds was the largest detractor. Security selection in treasury inflation protected securities (TIPS) hindered performance. Strategic allocation to high yield bonds, which underperformed core fixed income, detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 10.13% 4.25% 5.97% 1/16/07
Including Sales Charge 9.13% 4.25% 5.97%
Institutional Shares 10.29% 4.43% 6.25% 1/16/07
R-1 Shares 9.37% 3.52% 5.34% 1/16/07
R-2 Shares 9.49% 3.66% 5.48% 1/16/07
R-3 Shares 9.64% 3.85% 5.67% 1/16/07
R-4 Shares 9.82% 4.04% 5.87% 1/16/07
R-5 Shares 9.97% 4.18% 5.99% 1/16/07

SAM Strategic Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
SAM Strategic Growth Portfolio seeks to provide long-term capital appreciation. The Portfolios operates as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
Security selection in large-cap growth equities was the largest contributor. Strategic and tactical overweight to real estate investment trusts
(REITs), which was the top performing asset class, aided performance. Security selection in mid-cap value equities contributed to performance.
Strategic underweight to large-cap growth equities, which was one of the top performing equity asset classes, was the largest detractor.
Strategic and tactical underweight to mid-cap growth equities, which was the top performing equity asset classes, hindered performance.
Strategic and tactical allocation to High Yield bonds, which underperformed core fixed income, detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 14.07% 7.07% 10.35% 1/16/07
Including Sales Charge 13.13% 7.07% 10.35%
Institutional Shares 14.26% 7.28% 10.67% 1/16/07
R-1 Shares 13.32% 6.35% 9.71% 1/16/07
R-2 Shares 13.42% 6.49% 9.86% 1/16/07
R-3 Shares 13.69% 6.69% 10.06% 1/16/07
R-4 Shares 13.88% 6.89% 10.27% 1/16/07
R-5 Shares 13.99% 7.02% 10.39% 1/16/07

Short-Term Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Short-Term Income seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's or, if unrated, in the opinion of those selecting such investments, are of comparable quality. It maintains an effective maturity of five years or less and an average portfolio duration that is within 15% of the duration of the Bloomberg Barclays Credit 1-3 Year Index.
Underweight to supranationals contributed. Security selection in banking contributed. Overweight to owned no guarantee contributed.
Security selection in owned no guarantee detracted. Out-of-index allocations to whole loan collateralized mortgage obligation and agency commercial mortgage-backed securities detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 4.91% 1.95% 2.19% 7/12/10 11/1/93
Including Sales Charge 3.91% 1.95% 2.19%
Institutional Shares 5.16% 2.21% 2.56% 7/25/96 –
R-1 Shares 4.26% 1.35% 1.70% 7/12/10 11/1/93
R-2 Shares 4.48% 1.48% 1.83% 7/12/10 11/1/93
R-3 Shares 4.58% 1.66% 2.02% 7/12/10 11/1/93
R-4 Shares 4.78% 1.84% 2.21% 7/12/10 11/1/93
R-5 Shares 4.99% 1.98% 2.33% 7/12/10 11/1/93
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

SmallCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal SmallCap seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a blend of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Stock selection in health care, consumer discretionary, and information technology companies were key contributors. In health care, pharmaceuticals and biotechnology holdings responded well to successful product launches, favorable outcomes from clinical trials, acquisition activity, and no exposure to opioid manufacturers or distributors. In consumer discretionary, holdings in e-commerce retailers posted strong returns compared to the traditional brick-and-mortar retailers. In information technology, software and services holdings performed well amid continued strong demand for software applications that improve productivity and contract wins with the U.S.
government. The five individual stocks contributing most to the portfolio were Carvana, Entegris, MasTec, SYNNEX, and Agree Realty.
Stock selection in industrials, technology hardware, and equipment companies, and banks were key detractors. In industrials, machinery and equipment holdings underperformed amid trade tensions, tempering the outlook for their end markets. Technology hardware and equipment holdings underperformed amid delays in new-product rollouts which weighed on sales, market share, and profitability. Bank holdings, which were primarily in regional banks, were disproportionately hurt by falling profitability caused by the flattening of the yield curve and above-
average deterioration in loan credit quality. The five individual stocks whose performance detracted most were Caleres, Mammoth Energy
Services, Whiting Petroleum, PlayAGS, and Plantronics.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 7.50% 7.91% 12.73% 3/1/01 –
Including Sales Charge 6.59% 7.91% 12.73%
Institutional Shares 7.72% 8.16% 13.11% 3/1/01 –
R-1 Shares 6.91% 7.28% 12.17% 11/1/04 –
R-2 Shares 7.03% 7.41% 12.31% 12/6/00 –
R-3 Shares 7.23% 7.61% 12.52% 12/6/00 –
R-4 Shares 7.42% 7.81% 12.73% 12/6/00 –
R-5 Shares 7.55% 7.95% 12.87% 12/6/00 –
R-6 Shares 7.82% 7.97% 12.70% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

SmallCap Growth Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Alliance Bernstein, L.P.; Brown Advisory, LLC; Emerald Advisors, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal SmallCap Growth I seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The management invests up to 30% of the fund's assets in equity securities in an attempt to match or exceed the performance of the Russell 2000®
Growth Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.
Stock selection in health care, consumer discretionary, and industrials contributed. Overweight to the information technology sector enhanced returns. Underweight to the health care, materials, and energy sectors benefited returns. Poor stock selection in the information technology sector detracted. Over-weighting the consumer discretionary sector slightly dragged on returns. Underweight to the real estate and utilities sectors dragged on one-year performance.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 10.17% 10.43% 14.85% 3/1/01 –
Including Sales Charge 9.29% 10.43% 14.85%
Institutional Shares 10.50% 10.80% 15.40% 12/6/00 –
R-1 Shares 9.59% 9.87% 14.40% 11/1/04 –
R-2 Shares 9.71% 10.01% 14.56% 12/6/00 –
R-3 Shares 9.90% 10.20% 14.75% 12/6/00 –
R-4 Shares 10.11% 10.42% 14.97% 12/6/00 –
R-5 Shares 10.29% 10.56% 15.12% 12/6/00 –
R-6 Shares 10.52% 10.78% 15.38% 11/25/14 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

SmallCap S&P 600 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal SmallCap S&P 600 Index seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P")
SmallCap 600 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The fund utilizes derivative strategies and exchange-traded funds ("ETFs").
Principal SmallCap S&P 600 Index was in line with the S&P 600 Index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance. Five of the eleven economic sectors in the index posted positive returns with the information technology and utility sectors providing the largest returns.
TopBuild, Medicines Company, and SolarEdge Technologies contributed. The energy and communication services sectors recorded the worst returns. Unit Corporation, Whiting Petroleum, and Endo International detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 2.86% 8.31% 13.22% 3/1/01 –
Including Sales Charge 1.96% 8.31% 13.22%
Institutional Shares 3.04% 8.56% 13.60% 3/1/01 –
R-1 Shares 2.24% 7.67% 12.67% 11/1/04 –
R-2 Shares 2.39% 7.80% 12.82% 12/6/00 –
R-3 Shares 2.55% 8.00% 13.03% 12/6/00 –
R-4 Shares 2.75% 8.21% 13.24% 12/6/00 –
R-5 Shares 2.89% 8.34% 13.37% 12/6/00 –
R-6 Shares 3.14% 8.35% 13.21% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

SmallCap Value Fund II
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Hotchkins Wiley Capital Management, LLC ; Los Angeles Capital Management and Equity Research, Inc.; Vaughan Nelson Investment Management, LP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal SmallCap Value II seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The fund also invests in real estate investment trusts ("REITs").
Stock selection within information technology, health care, and communication services enhanced performance. Overweight to the information technology sector enhanced one-year performance. Underweight to the materials and consumer staples sectors contributed. Stock selection in the financials and industrials sectors hindered returns. The real estate sector was the biggest detractor as our the underweight to the sector hurt performance. Underweight to utilities and financials also dragged on performance.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 4.60% 5.39% 10.95% 3/2/09 –
Including Sales Charge 3.74% 5.39% 10.95%
Institutional Shares 5.09% 5.85% 11.59% 6/1/04 –
R-1 Shares 4.21% 4.94% 10.61% 11/1/04 –
R-2 Shares 4.34% 5.09% 10.77% 6/1/04 –
R-3 Shares 4.51% 5.28% 10.96% 6/1/04 –
R-4 Shares 4.67% 5.45% 11.16% 6/1/04 –
R-5 Shares 4.80% 5.60% 11.30% 6/1/04 –
R-6 Shares 5.05% 5.85% 11.51% 11/25/14 6/1/04
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

Tax-Exempt Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Tax-Exempt Bond seeks to provide a high level of income that is exempt from federal income tax while protecting investors'
capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.
Allocation to Lower Alabama Gas Project, Salt Verde Financial Corp, and Vanderbilt Universal Medical Center contributed. Allocation to
Illinois Windy City Housing, North Fort Bend Water & Sewer, and Virgin Trains USA detracted.
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares 10.73% 3.98% 4.85% 5/18/15 1/3/77
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
64
See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund Core Plus Bond Fund
Diversified
International Fund
Investment in securities--at cost ..........................................................
$ 591,873 $ 1,393,928 $ 10,473,193
Investment in affiliated Funds--at cost ...................................................
$ – $ 61,205 $ 120,902
Assets
Investment in securities--at value  .......................................................... $ 617,709 $ 1,446,458
(a)
$ 11,959,534
(a)
Investment in affiliated Funds--at value .................................................... – 61,205 120,902
Deposits with counterparty .................................................................. – 663 –
Receivables:
Dividends and interest ................................................................. 6,510 10,493 45,636
Expense reimbursement from Manager ............................................... 9 128 1,003
Expense reimbursement from Distributor ............................................. – 4 4
Foreign currency contracts ........................................................... – 1,190 –
Fund shares sold ....................................................................... 2,946 4,451 4,735
Investment securities sold ............................................................. 1,168 90,823 138,085
Variation margin on futures ........................................................... – 1,031 –
Other assets .................................................................................. – 7 5
Total Assets   628,342 1,616,453 12,269,904
Liabilities
Accrued management and investment advisory fees ........................................ 224 972 8,139
Accrued administrative service fees ........................................................ – 3 3
Accrued distribution fees .................................................................... 124 44 79
Accrued service fees ........................................................................ – 16 17
Accrued transfer agent fees ................................................................. 56 147 236
Accrued chief compliance officer fees ...................................................... – – 2
Accrued directors' expenses ................................................................. 1 1 11
Accrued professional fees ................................................................... 38 43 38
Accrued other expenses ..................................................................... 18 76 556
Cash overdraft ............................................................................... 7,473 722 635
Deposits from counterparty ................................................................. – 660 –
Payables:
Dividends payable ..................................................................... 1,117 4,079 –
Foreign currency contracts ............................................................ – 758 –
Fund shares redeemed ................................................................. 469 1,636 5,102
Interest expense and fees payable ..................................................... 60 – –
Investment securities purchased ...................................................... 17,938 142,539 141,171
Variation margin on futures ........................................................... – 204 –
Collateral obligation on securities loaned, at value ......................................... – 4,642 122,029
Floating rate notes issued ...................................................................
6,554 – –
Total Liabilities
34,072 156,542 278,018
Net Assets Applicable to Outstanding Shares ............................................
$ 594,270 $ 1,459,911 $ 11,991,886
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 572,034 $ 1,404,452 $ 10,710,276
Total distributable earnings (accumulated loss) .............................................
22,236 55,459 1,281,610
Total Net Assets
$ 594,270 $ 1,459,911 $ 11,991,886

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
65
See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund Core Plus Bond Fund
Diversified
International Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 450,000 985,000 3,275,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 420,656 $ 89,060 $ 217,243
Shares Issued and Outstanding ........................................................ 38,946 7,999 17,346
Net Asset Value per share ............................................................. $ 10 .80 $ 11 .13 $ 12 .52
Maximum Offering Price .............................................................
$ 11 .22 $ 11 .56 $ 13 .25
Class C : Net Assets .......................................................................... $ 41,462 N/A $ 10,863
Shares Issued and Outstanding ........................................................ 3,831 870
Net Asset Value per share .............................................................
$ 10 .82
(b)
$ 12 .49
(b)
Class J : Net Assets .......................................................................... N/A $ 137,858 $ 153,026
Shares Issued and Outstanding ........................................................ 12,293 12,369
Net Asset Value per share .............................................................
$ 11 .21
(b)
$ 12 .37
(b)
Institutional : Net Assets ..................................................................... $ 132,152 $ 1,156,182 $ 357,306
Shares Issued and Outstanding ........................................................ 12,228 103,894 28,657
Net Asset Value per share .............................................................
$ 10 .81 $ 11 .13 $ 12 .47
R-1 : Net Assets .............................................................................. N/A $ 4,758 $ 3,655
Shares Issued and Outstanding ........................................................ 428 293
Net Asset Value per share .............................................................
$ 11 .13 $ 12 .46
R-2 : Net Assets .............................................................................. N/A $ 4,047 $ 3,559
Shares Issued and Outstanding ........................................................ 367 286
Net Asset Value per share .............................................................
$ 11 .01 $ 12 .43
R-3 : Net Assets .............................................................................. N/A $ 17,923 $ 12,322
Shares Issued and Outstanding ........................................................ 1,621 987
Net Asset Value per share .............................................................
$ 11 .06 $ 12 .49
R-4 : Net Assets .............................................................................. N/A $ 11,540 $ 17,271
Shares Issued and Outstanding ........................................................ 1,022 1,364
Net Asset Value per share .............................................................
$ 11 .29 $ 12 .66
R-5 : Net Assets .............................................................................. N/A $ 38,543 $ 41,586
Shares Issued and Outstanding ........................................................ 3,481 3,291
Net Asset Value per share .............................................................
$ 11 .07 $ 12 .64
R-6 : Net Assets .............................................................................. N/A N/A $ 11,175,055
Shares Issued and Outstanding ........................................................ 895,746
Net Asset Value per share .............................................................
$ 12 .48
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
66
See accompanying notes.
Amounts in thousands, except per share amounts Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Global Diversified
Income Fund
Investment in securities--at cost ..........................................................
$ 4,730,348 $ 226,376 $ 7,312,354
Investment in affiliated Funds--at cost ...................................................
$ 189,995 $ – $ 225,082
Foreign currency--at cost ..................................................................
$ 1 $ 3,555 $ 9,811
Assets
Investment in securities--at value  .......................................................... $ 7,652,906
(a)
$ 230,078 $ 7,410,211
Investment in affiliated Funds--at value .................................................... 189,995 – 225,082
Foreign currency--at value .................................................................. 1 3,552 9,879
Cash ......................................................................................... – 3,312 19,570
Deposits with counterparty .................................................................. – 8,422 9,396
Receivables:
Dividends and interest ................................................................. 16,363 2,422 83,166
Expense reimbursement from Manager ............................................... 114 32 885
Expense reimbursement from Distributor ............................................. 1 – –
Foreign currency contracts ........................................................... – 637 1,703
Fund shares sold ....................................................................... 11,354 681 14,129
Interfund lending ...................................................................... – – 21,020
Investment securities sold ............................................................. 221 5,688 92,653
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... – 542 2,668
Other assets .................................................................................. 30 – –
Total Assets   7,870,985 255,366 7,890,362
Liabilities
Accrued management and investment advisory fees ........................................ 3,317 150 4,730
Accrued administrative service fees ........................................................ 5 – –
Accrued distribution fees .................................................................... 402 – 1,498
Accrued service fees ........................................................................ 48 – –
Accrued transfer agent fees ................................................................. 640 26 1,484
Accrued chief compliance officer fees ...................................................... 1 – 1
Accrued directors' expenses ................................................................. 13 – 3
Accrued professional fees ................................................................... 33 31 62
Accrued other expenses ..................................................................... 171 11 409
Deposits from counterparty ................................................................. – – 710
Payables:
Foreign currency contracts ............................................................ – 85 1,399
Fund shares redeemed ................................................................. 3,600 37 5,482
Investment securities purchased ...................................................... – 11,257 139,442
OTC swap agreements--at value (premiums received $ 0 , $ 470 and $ 0 ) ............. – 418 –
Variation margin on futures ........................................................... – 144 163
Collateral obligation on securities loaned, at value ......................................... 13,692 – –
Total Liabilities
21,922 12,159 155,383
Net Assets Applicable to Outstanding Shares ............................................
$ 7,849,063 $ 243,207 $ 7,734,979
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,658,904 $ 234,337 $ 8,035,181
Total distributable earnings (accumulated loss) .............................................
3,190,159 8,870 (300,202)
Total Net Assets
$ 7,849,063 $ 243,207 $ 7,734,979

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
67
See accompanying notes.
Amounts in thousands, except per share amounts Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Global Diversified
Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,600,000 200,000 1,950,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,200,974 $ 1,742 $ 1,422,501
Shares Issued and Outstanding ........................................................ 36,114 166 103,659
Net Asset Value per share ............................................................. $ 33 .25 $ 10 .47 $ 13 .72
Maximum Offering Price .............................................................
$ 35 .19 $ 10 .88 $ 14 .25
Class C : Net Assets .......................................................................... $ 155,071 N/A $ 1,403,821
Shares Issued and Outstanding ........................................................ 4,797 102,977
Net Asset Value per share .............................................................
$ 32 .33
(b)
$ 13 .63
(b)
Class J : Net Assets .......................................................................... $ 69,728 N/A N/A
Shares Issued and Outstanding ........................................................ 2,095
Net Asset Value per share .............................................................
$ 33 .29
(b)
Institutional : Net Assets ..................................................................... $ 6,190,503 $ 241,465 $ 4,658,602
Shares Issued and Outstanding ........................................................ 185,838 22,976 341,157
Net Asset Value per share .............................................................
$ 33 .31 $ 10 .51 $ 13 .66
R-1 : Net Assets .............................................................................. $ 2,746 N/A N/A
Shares Issued and Outstanding ........................................................ 83
Net Asset Value per share .............................................................
$ 33 .10
R-2 : Net Assets .............................................................................. $ 3,842 N/A N/A
Shares Issued and Outstanding ........................................................ 116
Net Asset Value per share .............................................................
$ 33 .26
R-3 : Net Assets .............................................................................. $ 31,298 N/A N/A
Shares Issued and Outstanding ........................................................ 944
Net Asset Value per share .............................................................
$ 33 .14
R-4 : Net Assets .............................................................................. $ 36,352 N/A N/A
Shares Issued and Outstanding ........................................................ 1,094
Net Asset Value per share .............................................................
$ 33 .21
R-5 : Net Assets .............................................................................. $ 158,549 N/A N/A
Shares Issued and Outstanding ........................................................ 4,766
Net Asset Value per share .............................................................
$ 33 .26
R-6 : Net Assets .............................................................................. N/A N/A $ 250,055
Shares Issued and Outstanding ........................................................ 18,328
Net Asset Value per share .............................................................
$ 13 .64
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
68
See accompanying notes.
Amounts in thousands, except per share amounts
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Government Money
Market Fund
Investment in securities--at cost ..........................................................
$ 2,878,168 $ 1,590,009 $ 2 ,9 0 8,070
Investment in affiliated Funds--at cost ...................................................
$ 6,414 $ 61,450 $ –
Repurchase agreements--at cost ..........................................................
$ – $ – $ 1,070,000
Foreign currency--at cost ..................................................................
$ 3,599 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 3,449,045
(a)
$ 1,613,503
(a)
$ 2 ,9 0 8,070
Investment in affiliated Funds--at value .................................................... 6,414 61,450 –
Repurchase agreements--at value ........................................................... – – 1,070,000
Foreign currency--at value .................................................................. 3,615 – –
Cash ......................................................................................... – – 109
Deposits with counterparty .................................................................. – 1,063 –
Receivables:
Dividends and interest ................................................................. 4,039 5,966 418
Expense reimbursement from Manager ............................................... 424 51 50
Expense reimbursement from Distributor ............................................. – 3 –
Fund shares sold ....................................................................... 52,029 4,335 –
Investment securities sold ............................................................. 8,215 – –
Other assets .................................................................................. – 19 –
Prepaid directors' expenses .................................................................. 2 – –
Total Assets   3,523,783 1,686,390 3,978,647
Liabilities
Accrued management and investment advisory fees ........................................ 2,470 703 490
Accrued administrative service fees ........................................................ – 3 –
Accrued distribution fees .................................................................... 54 76 –
Accrued service fees ........................................................................ – 11 –
Accrued transfer agent fees ................................................................. 491 150 1
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. – 3 5
Accrued professional fees ................................................................... 42 30 30
Accrued other expenses ..................................................................... 255 68 10
Cash overdraft ............................................................................... – 1 –
Payables:
Borrowing ............................................................................. 510 – –
Dividends payable ..................................................................... – 3,605 5,648
Fund shares redeemed ................................................................. 3,662 929 –
Investment securities purchased ...................................................... 10,567 – –
Variation margin on futures ........................................................... – 712 –
Collateral obligation on securities loaned, at value ......................................... 10,811 17,871 –
Total Liabilities
28,863 24,162 6,184
Net Assets Applicable to Outstanding Shares ............................................
$ 3,494,920 $ 1,662,228 $ 3,972,463
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,8 68,045 $ 1,728,436 $ 3,972,463
Total distributable earnings (accumulated loss) .............................................
6 26,875 (66,208) –
Total Net Assets
$ 3,494,920 $ 1,662,228 $ 3,972,463

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
69
See accompanying notes.
Amounts in thousands, except per share amounts
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Government Money
Market Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,250,000 1,025,000 10,200,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... $ 124,180 $ 234,134 N/A
Shares Issued and Outstanding ........................................................ 12,283 22,252
Net Asset Value per share ............................................................. $ 10.11 $ 10.52
Maximum Offering Price .............................................................
$ 10.70 $ 10.76
Class C: Net Assets .......................................................................... $ 33,156 $ 31,867 N/A
Shares Issued and Outstanding ........................................................ 3,402 3,029
Net Asset Value per share .............................................................
$ 9.75
(b)
$ 10.52
(b)
Class J: Net Assets .......................................................................... N/A $ 108,140 N/A
Shares Issued and Outstanding ........................................................ 10,251
Net Asset Value per share .............................................................
$ 10.55
(b)
Institutional: Net Assets ..................................................................... $ 2,203,413 $ 1,236,943 $ 3,972,463
Shares Issued and Outstanding ........................................................ 202,228 117,370 3,972,463
Net Asset Value per share .............................................................
$ 10.90 $ 10.54 $ 1.00
R-1: Net Assets .............................................................................. N/A $ 3,324 N/A
Shares Issued and Outstanding ........................................................ 315
Net Asset Value per share .............................................................
$ 10.55
R-2: Net Assets .............................................................................. N/A $ 4,305 N/A
Shares Issued and Outstanding ........................................................ 408
Net Asset Value per share .............................................................
$ 10.54
R-3: Net Assets .............................................................................. $ 385 $ 11,288 N/A
Shares Issued and Outstanding ........................................................ 35 1,070
Net Asset Value per share .............................................................
$ 10.88 $ 10.55
R-4: Net Assets .............................................................................. $ 44 $ 9,826 N/A
Shares Issued and Outstanding ........................................................ 3 931
Net Asset Value per share .............................................................
$ 10.88 $ 10.55
R-5: Net Assets .............................................................................. $ 161 $ 22,401 N/A
Shares Issued and Outstanding ........................................................ 14 2,122
Net Asset Value per share .............................................................
$ 10.90 $ 10.55
R-6: Net Assets .............................................................................. $ 1,133,581 N/A N/A
Shares Issued and Outstanding ........................................................ 104,034
Net Asset Value per share .............................................................
$ 10.90
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
70
See accompanying notes.
Amounts in thousands, except per share amounts High Income Fund
(a)
High Yield Fund Income Fund
Investment in securities--at cost ..........................................................
$ 2,991,355 $ 2,931,507 $ 5,903,409
Investment in affiliated Funds--at cost ...................................................
$ 150,593 $ 145,374 $ 1,067,368
Assets
Investment in securities--at value  .......................................................... $ 2,928,955 $ 2,836,332
(b)
$ 6,059,341
(b)
Investment in affiliated Funds--at value .................................................... 150,593 145,374 1,067,368
Cash ......................................................................................... 1,372 17 241
Deposits with counterparty .................................................................. 9,096 4,010 –
Receivables:
Dividends and interest ................................................................. 46,300 41,104 38,158
Expense reimbursement from Manager ............................................... 46 65 11
Expense reimbursement from Distributor ............................................. – – 3
Fund shares sold ....................................................................... 705 22,058 14,207
Investment securities sold ............................................................. 46,255 3,215 –
Prepaid directors' expenses .................................................................. 1 – –
Total Assets   3,183,323 3,052,175 7,179,329
Liabilities
Accrued management and investment advisory fees ........................................ 1,614 1,244 2,221
Accrued administrative service fees ........................................................ – – 6
Accrued distribution fees .................................................................... 1 280 122
Accrued service fees ........................................................................ – – 20
Accrued transfer agent fees ................................................................. 30 779 158
Accrued directors' expenses ................................................................. – 1 8
Accrued professional fees ................................................................... 43 41 40
Accrued other expenses ..................................................................... 15 185 53
Payables:
Dividends payable ..................................................................... – 12,760 12,918
Fund shares redeemed ................................................................. 2,091 5,251 29,399
Investment securities purchased ...................................................... 61,484 31,035 438,052
Variation margin on swaps ............................................................ 235 163 –
Collateral obligation on securities loaned, at value ......................................... – 29,454 5,493
Total Liabilities
65,513 81,193 488,490
Net Assets Applicable to Outstanding Shares ............................................
$ 3,117,810 $ 2,970,982 $ 6,690,839
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,298,192 $ 3,206,297 $ 6,575,830
Total distributable earnings (accumulated loss) .............................................
(180,382) (235,315) 115,009
Total Net Assets
$ 3,117,810 $ 2,970,982 $ 6,690,839

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
71
See accompanying notes.
Amounts in thousands, except per share amounts High Income Fund
(a)
High Yield Fund Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 1,550,000 1,300,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 5,543 $ 615,367 $ 261,383
Shares Issued and Outstanding ........................................................ 596 86,070 26,717
Net Asset Value per share ............................................................. $ 9 .29 $ 7 .15 $ 9 .78
Maximum Offering Price .............................................................
$ 9 .65 $ 7 .43 $ 10 .01
Class C : Net Assets .......................................................................... N/A $ 170,730 $ 49,336
Shares Issued and Outstanding ........................................................ 23,608 5,011
Net Asset Value per share .............................................................
$ 7 .23
(c)
$ 9 .85
(c)
Class J : Net Assets .......................................................................... N/A N/A $ 97,925
Shares Issued and Outstanding ........................................................ 9,984
Net Asset Value per share .............................................................
$ 9 .81
(c)
Institutional : Net Assets ..................................................................... $ 3,112,267 $ 1,496,764 $ 519,888
Shares Issued and Outstanding ........................................................ 334,587 210,903 52,972
Net Asset Value per share .............................................................
$ 9 .30 $ 7 .10 $ 9 .81
R-1 : Net Assets .............................................................................. N/A N/A $ 15,209
Shares Issued and Outstanding ........................................................ 1,549
Net Asset Value per share .............................................................
$ 9 .82
R-2 : Net Assets .............................................................................. N/A N/A $ 2,158
Shares Issued and Outstanding ........................................................ 220
Net Asset Value per share .............................................................
$ 9 .83
R-3 : Net Assets .............................................................................. N/A N/A $ 24,860
Shares Issued and Outstanding ........................................................ 2,528
Net Asset Value per share .............................................................
$ 9 .83
R-4 : Net Assets .............................................................................. N/A N/A $ 17,519
Shares Issued and Outstanding ........................................................ 1,783
Net Asset Value per share .............................................................
$ 9 .83
R-5 : Net Assets .............................................................................. N/A N/A $ 35,845
Shares Issued and Outstanding ........................................................ 3,655
Net Asset Value per share .............................................................
$ 9 .81
R-6 : Net Assets .............................................................................. N/A $ 688,121 $ 5,666,716
Shares Issued and Outstanding ........................................................ 96,960 577,971
Net Asset Value per share .............................................................
$ 7 .10 $ 9 .80
(a)
Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
72
See accompanying notes.
Amounts in thousands, except per share amounts
Inflation Protection
Fund
International Emerging
Markets Fund International Fund I
Investment in securities--at cost ..........................................................
$ 1,663,235 $ 302,542 $ 291,223
Investment in affiliated Funds--at cost ...................................................
$ 38,171 $ 1,949 $ 3,998
Foreign currency--at cost ..................................................................
$ 18,959 $ 519 $ 12
Assets
Investment in securities--at value  .......................................................... $ 1,716,300 $ 317,831
(a)
$ 347,707
(a)
Investment in affiliated Funds--at value .................................................... 38,171 1,949 3,998
Foreign currency--at value .................................................................. 18,996 519 13
Cash ......................................................................................... 1 – –
Deposits with counterparty .................................................................. 6,234 – –
Receivables:
Dividends and interest ................................................................. 2,769 424 1,421
Expense reimbursement from Manager ............................................... 4 97 61
Expense reimbursement from Distributor ............................................. – 2 –
Foreign currency contracts ........................................................... 1,253 – –
Foreign tax refund ..................................................................... – 481 –
Fund shares sold ....................................................................... 233 185 68
Investment securities sold ............................................................. 7,475 3,385 9
Variation margin on futures ........................................................... 965 – –
Variation margin on swaps ............................................................ 2,534 – –
Prepaid directors' expenses .................................................................. – 1 –
Total Assets   1,794,935 324,874 353,277
Liabilities
Accrued management and investment advisory fees ........................................ 553 335 259
Accrued administrative service fees ........................................................ 1 1 1
Accrued distribution fees .................................................................... 5 37 4
Accrued service fees ........................................................................ 2 6 2
Accrued transfer agent fees ................................................................. 29 118 25
Accrued custodian fees ...................................................................... – – 54
Accrued directors' expenses ................................................................. 1 – –
Accrued professional fees ................................................................... 38 29 37
Accrued registration fees .................................................................... – – 15
Accrued other expenses ..................................................................... 28 131 3
Cash overdraft ............................................................................... – 28 37
Deposits from counterparty ................................................................. 2,219 – –
Payables:
Deferred foreign tax ................................................................... – 124 –
Foreign currency contracts ............................................................ 2,813 – –
Fund shares redeemed ................................................................. 1,299 595 126
Investment securities purchased ...................................................... 20,333 4,655 –
Options and swaptions contracts written  (premiums received $ 12,082 , $ 0 and $ 0 ) .. 13,711 – –
Variation margin on futures ........................................................... 1,607 – –
Variation margin on swaps ............................................................ 3,054 – –
Collateral obligation on securities loaned, at value ......................................... – 22 549
Total Liabilities
45,693 6,081 1,112
Net Assets Applicable to Outstanding Shares ............................................
$ 1,749,242 $ 318,793 $ 352,165
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,760,319 $ 299,590 $ 301,711
Total distributable earnings (accumulated loss) .............................................
(11,077) 19,203 50,454
Total Net Assets
$ 1,749,242 $ 318,793 $ 352,165

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
73
See accompanying notes.
Amounts in thousands, except per share amounts
Inflation Protection
Fund
International Emerging
Markets Fund International Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 950,000 875,000 700,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 10,192 $ 77,559 $ 10,207
Shares Issued and Outstanding ........................................................ 1,207 3,100 688
Net Asset Value per share ............................................................. $ 8 .45 $ 25 .02 $ 14 .83
Maximum Offering Price .............................................................
$ 8 .78 $ 26 .48 $ 15 .69
Class C : Net Assets .......................................................................... N/A $ 8,234 N/A
Shares Issued and Outstanding ........................................................ 349
Net Asset Value per share .............................................................
$ 23 .61
(b)
Class J : Net Assets .......................................................................... $ 6,177 $ 88,924 N/A
Shares Issued and Outstanding ........................................................ 751 3,692
Net Asset Value per share .............................................................
$ 8 .22
(b)
$ 24 .09
(b)
Institutional : Net Assets ..................................................................... $ 1,720,548 $ 111,045 $ 114,993
Shares Issued and Outstanding ........................................................ 199,352 4,481 7,699
Net Asset Value per share .............................................................
$ 8 .63 $ 24 .78 $ 14 .94
R-1 : Net Assets .............................................................................. $ 1,009 $ 1,970 $ 1,701
Shares Issued and Outstanding ........................................................ 125 80 114
Net Asset Value per share .............................................................
$ 8 .06 $ 24 .66 $ 14 .85
R-2 : Net Assets .............................................................................. $ 474 $ 1,792 $ 1,697
Shares Issued and Outstanding ........................................................ 58 73 114
Net Asset Value per share .............................................................
$ 8 .13 $ 24 .56 $ 14 .93
R-3 : Net Assets .............................................................................. $ 6,836 $ 6,052 $ 2,906
Shares Issued and Outstanding ........................................................ 829 245 195
Net Asset Value per share .............................................................
$ 8 .25 $ 24 .72 $ 14 .89
R-4 : Net Assets .............................................................................. $ 1,327 $ 4,440 $ 3,285
Shares Issued and Outstanding ........................................................ 159 179 220
Net Asset Value per share .............................................................
$ 8 .37 $ 24 .84 $ 14 .90
R-5 : Net Assets .............................................................................. $ 2,679 $ 10,943 $ 1,932
Shares Issued and Outstanding ........................................................ 317 440 130
Net Asset Value per share .............................................................
$ 8 .46 $ 24 .84 $ 14 .91
R-6 : Net Assets .............................................................................. N/A $ 7,834 $ 215,444
Shares Issued and Outstanding ........................................................ 316 14,425
Net Asset Value per share .............................................................
$ 24 .79 $ 14 .94
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
74
See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Investment in securities--at cost ..........................................................
$ 6,598,737 $ 3,163,218 $ 1,835,531
Investment in affiliated Funds--at cost ...................................................
$ 100,127 $ 20,673 $ 64,383
Assets
Investment in securities--at value  .......................................................... $ 9,743,526
(a)
$ 6,004,349
(a)
$ 2,115,478
(a)
Investment in affiliated Funds--at value .................................................... 100,249 20,673 64,438
Cash ......................................................................................... 46 – –
Deposits with counterparty .................................................................. 3,081 901 447
Receivables:
Dividends and interest ................................................................. 1,481 5,451 2,862
Expense reimbursement from Manager ............................................... 125 2 119
Expense reimbursement from Distributor ............................................. 6 17 2
Fund shares sold ....................................................................... 1,842 2,461 126
Interfund lending ...................................................................... 915 – –
Investment securities sold ............................................................. 119,429 – 6,381
Other assets .................................................................................. 13 3 –
Total Assets   9,970,713 6,033,857 2,189,853
Liabilities
Accrued management and investment advisory fees ........................................ 4,667 757 1,403
Accrued administrative service fees ........................................................ 13 23 2
Accrued distribution fees .................................................................... 114 255 13
Accrued service fees ........................................................................ 96 137 6
Accrued transfer agent fees ................................................................. 632 337 26
Accrued chief compliance officer fees ...................................................... 1 1 –
Accrued directors' expenses ................................................................. 16 5 3
Accrued professional fees ................................................................... 32 23 27
Accrued other expenses ..................................................................... 115 160 38
Cash overdraft ............................................................................... – 1 –
Payables:
Fund shares redeemed ................................................................. 10,785 9,769 2,734
Investment securities purchased ...................................................... 35,255 – 17,938
Variation margin on futures ........................................................... 289 86 43
Collateral obligation on securities loaned, at value ......................................... 28,736 172 1,024
Total Liabilities
80,751 11,726 23,257
Net Assets Applicable to Outstanding Shares ............................................
$ 9,889,962 $ 6,022,131 $ 2,166,596
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,997,374 $ 3,004,469 $ 1,784,932
Total distributable earnings (accumulated loss) .............................................
3,892,588 3,017,662 381,664
Total Net Assets
$ 9,889,962 $ 6,022,131 $ 2,166,596

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
75
See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,495,000 1,150,000 520,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 414,599 $ 435,070 N/A
Shares Issued and Outstanding ........................................................ 26,592 22,775
Net Asset Value per share ............................................................. $ 15 .59 $ 19 .10
Maximum Offering Price .............................................................
$ 16 .50 $ 19 .39
Class C : Net Assets .......................................................................... N/A $ 66,411 N/A
Shares Issued and Outstanding ........................................................ 3,576
Net Asset Value per share .............................................................
$ 18 .57
(b)
Class J : Net Assets .......................................................................... $ 274,328 $ 691,045 $ 74,483
Shares Issued and Outstanding ........................................................ 21,109 36,549 4,387
Net Asset Value per share .............................................................
$ 13 .00
(b)
$ 18 .91
(b)
$ 16 .98
(b)
Institutional : Net Assets ..................................................................... $ 2,366,040 $ 4,175,228 $ 2,065,317
Shares Issued and Outstanding ........................................................ 146,230 218,365 119,623
Net Asset Value per share .............................................................
$ 16 .18 $ 19 .12 $ 17 .27
R-1 : Net Assets .............................................................................. $ 10,940 $ 14,258 $ 4,436
Shares Issued and Outstanding ........................................................ 811 750 259
Net Asset Value per share .............................................................
$ 13 .50 $ 19 .00 $ 17 .13
R-2 : Net Assets .............................................................................. $ 8,872 $ 18,873 $ 2,182
Shares Issued and Outstanding ........................................................ 675 984 127
Net Asset Value per share .............................................................
$ 13 .15 $ 19 .18 $ 17 .22
R-3 : Net Assets .............................................................................. $ 85,393 $ 181,254 $ 5,695
Shares Issued and Outstanding ........................................................ 5,897 9,484 315
Net Asset Value per share .............................................................
$ 14 .48 $ 19 .11 $ 18 .07
R-4 : Net Assets .............................................................................. $ 80,284 $ 142,497 $ 4,028
Shares Issued and Outstanding ........................................................ 5,414 7,427 234
Net Asset Value per share .............................................................
$ 14 .83 $ 19 .19 $ 17 .23
R-5 : Net Assets .............................................................................. $ 293,297 $ 297,495 $ 10,455
Shares Issued and Outstanding ........................................................ 18,928 15,353 602
Net Asset Value per share .............................................................
$ 15 .50 $ 19 .38 $ 17 .38
R-6 : Net Assets .............................................................................. $ 6,356,209 N/A N/A
Shares Issued and Outstanding ........................................................ 392,976
Net Asset Value per share .............................................................
$ 16 .17
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
76
See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Investment in securities--at cost ..........................................................
$ 10,925,274 $ 132,542 $ 860,490
Investment in affiliated Funds--at cost ...................................................
$ 67,193 $ 1,467 $ 20,320
Assets
Investment in securities--at value  .......................................................... $ 17,419,940
(a)
$ 159,332
(a)
$ 1,074,749
(a)
Investment in affiliated Funds--at value .................................................... 67,193 1,467 20,342
Cash ......................................................................................... 191 – –
Deposits with counterparty .................................................................. – – 200
Receivables:
Dividends and interest ................................................................. 3,161 36 312
Expense reimbursement from Manager ............................................... – 2 74
Expense reimbursement from Distributor ............................................. 8 2 1
Fund shares sold ....................................................................... 25,831 39 150
Investment securities sold ............................................................. 26,109 8,067 1,835
Other assets .................................................................................. 6 – –
Total Assets   17,542,439 168,945 1,097,663
Liabilities
Accrued management and investment advisory fees ........................................ 8,461 93 902
Accrued administrative service fees ........................................................ 37 2 1
Accrued distribution fees .................................................................... 638 13 7
Accrued service fees ........................................................................ 140 9 3
Accrued transfer agent fees ................................................................. 2,662 32 10
Accrued chief compliance officer fees ...................................................... 2 – –
Accrued directors' expenses ................................................................. 30 – 1
Accrued professional fees ................................................................... 27 21 22
Accrued other expenses ..................................................................... 720 22 22
Payables:
Borrowing ............................................................................. 20,340 – –
Fund shares redeemed ................................................................. 19,609 737 706
Investment securities purchased ...................................................... 5,089 3,673 4,481
Variation margin on futures ........................................................... – – 38
Collateral obligation on securities loaned, at value ......................................... 113,274 39 3,075
Total Liabilities
171,029 4,641 9,268
Net Assets Applicable to Outstanding Shares ............................................
$ 17,371,410 $ 164,304 $ 1,088,395
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 10,106,473 $ 130,272 $ 793,738
Total distributable earnings (accumulated loss) .............................................
7,264,937 34,032 294,657
Total Net Assets
$ 17,371,410 $ 164,304 $ 1,088,395

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
77
See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,650,000 325,000 625,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,645,317 N/A N/A
Shares Issued and Outstanding ........................................................ 54,560
Net Asset Value per share ............................................................. $ 30 .15
Maximum Offering Price .............................................................
$ 31 .90
Class C : Net Assets .......................................................................... $ 228,866 N/A N/A
Shares Issued and Outstanding ........................................................ 8,550
Net Asset Value per share .............................................................
$ 26 .77
(b)
Class J : Net Assets .......................................................................... $ 325,426 $ 71,129 $ 41,366
Shares Issued and Outstanding ........................................................ 11,228 11,111 4,342
Net Asset Value per share .............................................................
$ 28 .99
(b)
$ 6 .40
(b)
$ 9 .53
(b)
Institutional : Net Assets ..................................................................... $ 12,070,133 $ 52,324 $ 1,032,306
Shares Issued and Outstanding ........................................................ 389,415 6,169 85,343
Net Asset Value per share .............................................................
$ 31 .00 $ 8 .48 $ 12 .10
R-1 : Net Assets .............................................................................. $ 98,489 $ 1,286 $ 1,438
Shares Issued and Outstanding ........................................................ 3,565 194 151
Net Asset Value per share .............................................................
$ 27 .63 $ 6 .63 $ 9 .52
R-2 : Net Assets .............................................................................. $ 23,256 $ 2,176 $ 1,841
Shares Issued and Outstanding ........................................................ 825 299 183
Net Asset Value per share .............................................................
$ 28 .17 $ 7 .27 $ 10 .05
R-3 : Net Assets .............................................................................. $ 83,961 $ 11,187 $ 2,913
Shares Issued and Outstanding ........................................................ 2,858 1,427 262
Net Asset Value per share .............................................................
$ 29 .38 $ 7 .84 $ 11 .12
R-4 : Net Assets .............................................................................. $ 76,985 $ 4,103 $ 3,004
Shares Issued and Outstanding ........................................................ 2,507 490 260
Net Asset Value per share .............................................................
$ 30 .70 $ 8 .38 $ 11 .53
R-5 : Net Assets .............................................................................. $ 387,741 $ 22,099 $ 5,527
Shares Issued and Outstanding ........................................................ 12,700 2,520 455
Net Asset Value per share .............................................................
$ 30 .53 $ 8 .77 $ 12 .14
R-6 : Net Assets .............................................................................. $ 2,431,236 N/A N/A
Shares Issued and Outstanding ........................................................ 78,497
Net Asset Value per share .............................................................
$ 30 .97
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
78
See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Investment in securities--at cost ..........................................................
$ 1,072,146 $ 2,341,184 $ 520,079
Investment in affiliated Funds--at cost ...................................................
$ 10,157 $ 87,675 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,309,663
(a)
$ 2,430,869
(a)
$ 520,079
Investment in affiliated Funds--at value .................................................... 10,157 87,689 –
Cash ......................................................................................... 1 1 20
Deposits with counterparty .................................................................. 454 678 –
Receivables:
Dividends and interest ................................................................. 803 1,383 181
Expense reimbursement from Manager ............................................... – 63 20
Expense reimbursement from Distributor ............................................. 3 4 35
Fund shares sold ....................................................................... 642 507 1,899
Investment securities sold ............................................................. 788 17,162 –
Other assets .................................................................................. – – 26
Total Assets   1,322,511 2,538,356 522,260
Liabilities
Accrued management and investment advisory fees ........................................ 163 1,353 176
Accrued administrative service fees ........................................................ 11 2 –
Accrued distribution fees .................................................................... 43 30 35
Accrued service fees ........................................................................ 63 13 –
Accrued transfer agent fees ................................................................. 53 139 116
Accrued custodian fees ...................................................................... – – 3
Accrued directors' expenses ................................................................. 2 16 1
Accrued professional fees ................................................................... 22 22 30
Accrued registration fees .................................................................... – – 10
Accrued other expenses ..................................................................... 50 58 78
Payables:
Dividends payable ..................................................................... – – 662
Fund shares redeemed ................................................................. 3,067 2,870 558
Investment securities purchased ...................................................... 1,400 30,164 –
Variation margin on futures ........................................................... 87 129 –
Collateral obligation on securities loaned, at value ......................................... 19,020 2,163 –
Total Liabilities
23,981 36,959 1,669
Net Assets Applicable to Outstanding Shares ............................................
$ 1,298,530 $ 2,501,397 $ 520,591
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 992,196 $ 2,319,135 $ 520,591
Total distributable earnings (accumulated loss) .............................................
306,334 182,262 –
Total Net Assets
$ 1,298,530 $ 2,501,397 $ 520,591

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
79
See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 525,000 825,000 5,800,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 26,083 $ 242,127
Shares Issued and Outstanding ........................................................ 1,828 242,127
Net Asset Value per share ............................................................. $ 14 .27 $ 1 .00
Maximum Offering Price .............................................................
$ 15 .10 $ 1 .00
Class J : Net Assets .......................................................................... $ 121,032 $ 153,602 $ 278,464
Shares Issued and Outstanding ........................................................ 6,159 10,870 278,464
Net Asset Value per share .............................................................
$ 19 .65
(b)
$ 14 .13
(b)
$ 1 .00
(b)
Institutional : Net Assets ..................................................................... $ 347,631 $ 279,888 N/A
Shares Issued and Outstanding ........................................................ 17,144 19,573
Net Asset Value per share .............................................................
$ 20 .28 $ 14 .30
R-1 : Net Assets .............................................................................. $ 7,771 $ 2,775 N/A
Shares Issued and Outstanding ........................................................ 388 204
Net Asset Value per share .............................................................
$ 19 .99 $ 13 .63
R-2 : Net Assets .............................................................................. $ 9,844 $ 2,917 N/A
Shares Issued and Outstanding ........................................................ 475 212
Net Asset Value per share .............................................................
$ 20 .72 $ 13 .79
R-3 : Net Assets .............................................................................. $ 84,108 $ 13,305 N/A
Shares Issued and Outstanding ........................................................ 4,078 945
Net Asset Value per share .............................................................
$ 20 .63 $ 14 .08
R-4 : Net Assets .............................................................................. $ 58,888 $ 13,340 N/A
Shares Issued and Outstanding ........................................................ 2,841 945
Net Asset Value per share .............................................................
$ 20 .73 $ 14 .12
R-5 : Net Assets .............................................................................. $ 137,633 $ 29,270 N/A
Shares Issued and Outstanding ........................................................ 6,581 2,061
Net Asset Value per share .............................................................
$ 20 .91 $ 14 .20
R-6 : Net Assets .............................................................................. $ 531,623 $ 1,980,217 N/A
Shares Issued and Outstanding ........................................................ 26,232 138,182
Net Asset Value per share .............................................................
$ 20 .27 $ 14 .33
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
80
See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Investment in securities--at cost ..........................................................
$ 2,528,399 $ 878,836 $ –
Investment in affiliated Funds--at cost ...................................................
$ 42,741 $ 48,465 $ 657,040
Foreign currency--at cost ..................................................................
$ 1,216 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 2,531,467
(a)
$ 1,739,222 $ –
Investment in affiliated Funds--at value .................................................... 42,763 48,465 727,147
Foreign currency--at value .................................................................. 1,220 – –
Deposits with counterparty .................................................................. 117 – –
Receivables:
Dividends and interest ................................................................. 14,301 1,331 570
Expense reimbursement from Manager ............................................... 140 26 2
Expense reimbursement from Distributor ............................................. – – 5
Fund shares sold ....................................................................... 698 1,131 26
Investment securities sold ............................................................. 2,132 7 2,159
Other assets .................................................................................. – 5 –
Total Assets   2,592,838 1,790,187 729,909
Liabilities
Accrued management and investment advisory fees ........................................ 2,290 718 –
Accrued administrative service fees ........................................................ – 3 4
Accrued distribution fees .................................................................... – 246 42
Accrued service fees ........................................................................ – 15 16
Accrued transfer agent fees ................................................................. 52 223 19
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 1 3 –
Accrued professional fees ................................................................... 46 22 18
Accrued other expenses ..................................................................... 176 71 21
Payables:
Fund shares redeemed ................................................................. 3,414 945 2,185
Investment securities purchased ...................................................... 4,146 486 570
Variation margin on futures ........................................................... 8 – –
Collateral obligation on securities loaned, at value ......................................... 95 – –
Total Liabilities
10,229 2,732 2,875
Net Assets Applicable to Outstanding Shares ............................................
$ 2,582,609 $ 1,787,455 $ 727,034
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,623,240 $ 795,661 $ 617,699
Total distributable earnings (accumulated loss) .............................................
(40,631) 991,794 109,335
Total Net Assets
$ 2,582,609 $ 1,787,455 $ 727,034

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
81
See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 850,000 650,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 993,244 $ 27,312
Shares Issued and Outstanding ........................................................ 19,644 2,026
Net Asset Value per share ............................................................. $ 50 .56 $ 13 .48
Maximum Offering Price .............................................................
$ 53 .50 $ 14 .01
Class C : Net Assets .......................................................................... N/A $ 39,154 N/A
Shares Issued and Outstanding ........................................................ 1,161
Net Asset Value per share .............................................................
$ 33 .73
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 212,675
Shares Issued and Outstanding ........................................................ 15,941
Net Asset Value per share .............................................................
$ 13 .34
(b)
Institutional : Net Assets ..................................................................... $ 2,580,956 $ 683,345 $ 414,444
Shares Issued and Outstanding ........................................................ 266,295 13,119 30,921
Net Asset Value per share .............................................................
$ 9 .69 $ 52 .09 $ 13 .40
R-1 : Net Assets .............................................................................. $ 15 $ 1,828 $ 3,967
Shares Issued and Outstanding ........................................................ 2 36 297
Net Asset Value per share .............................................................
$ 9 .58 $ 50 .41 $ 13 .34
R-2 : Net Assets .............................................................................. $ 13 $ 2,203 $ 3,517
Shares Issued and Outstanding ........................................................ 1 44 264
Net Asset Value per share .............................................................
$ 9 .61 $ 50 .63 $ 13 .34
R-3 : Net Assets .............................................................................. $ 499 $ 16,017 $ 26,022
Shares Issued and Outstanding ........................................................ 52 316 1,960
Net Asset Value per share .............................................................
$ 9 .58 $ 50 .62 $ 13 .28
R-4 : Net Assets .............................................................................. $ 530 $ 16,878 $ 11,749
Shares Issued and Outstanding ........................................................ 55 329 882
Net Asset Value per share .............................................................
$ 9 .64 $ 51 .23 $ 13 .32
R-5 : Net Assets .............................................................................. $ 596 $ 34,786 $ 27,348
Shares Issued and Outstanding ........................................................ 62 675 2,051
Net Asset Value per share .............................................................
$ 9 .64 $ 51 .51 $ 13 .33
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
82
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2015 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Investment in affiliated Funds--at cost ...................................................
$ 321,629 $ 3,403,597 $ 1,232,531
Assets
Investment in affiliated Funds--at value .................................................... $ 383,543 $ 3,974,326 $ 1,495,507
Receivables:
Dividends and interest ................................................................. 275 1,710 464
Expense reimbursement from Distributor ............................................. – 22 –
Fund shares sold ....................................................................... 39 244 191
Investment securities sold ............................................................. 766 6,151 5,862
Prepaid directors' expenses .................................................................. 1 – –
Total Assets   384,624 3,982,453 1,502,024
Liabilities
Accrued administrative service fees ........................................................ 4 20 15
Accrued distribution fees .................................................................... 11 178 40
Accrued service fees ........................................................................ 20 94 73
Accrued transfer agent fees ................................................................. 1 80 3
Accrued directors' expenses ................................................................. – 2 –
Accrued professional fees ................................................................... 18 19 18
Accrued other expenses ..................................................................... 3 48 4
Payables:
Expense reimbursement to Manager .................................................. – 6 –
Fund shares redeemed ................................................................. 805 6,442 6,052
Investment securities purchased ...................................................... 275 1,710 465
Total Liabilities
1,137 8,599 6,670
Net Assets Applicable to Outstanding Shares ............................................
$ 383,487 $ 3,973,854 $ 1,495,354
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 281,387 $ 3,134,625 $ 1,153,065
Total distributable earnings (accumulated loss) .............................................
102,100 839,229 342,289
Total Net Assets
$ 383,487 $ 3,973,854 $ 1,495,354
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 1,100,000 400,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 102,763 N/A
Shares Issued and Outstanding ........................................................ 7,121
Net Asset Value per share ............................................................. $ 14 .43
Maximum Offering Price .............................................................
$ 15 .27
Class J : Net Assets .......................................................................... N/A $ 880,475 N/A
Shares Issued and Outstanding ........................................................ 61,739
Net Asset Value per share .............................................................
$ 14 .26
(a)
Institutional : Net Assets ..................................................................... $ 291,875 $ 2,553,165 $ 1,155,367
Shares Issued and Outstanding ........................................................ 28,440 177,917 98,323
Net Asset Value per share .............................................................
$ 10 .26 $ 14 .35 $ 11 .75
R-1 : Net Assets .............................................................................. $ 3,645 $ 20,527 $ 11,116
Shares Issued and Outstanding ........................................................ 365 1,444 972
Net Asset Value per share .............................................................
$ 9 .97 $ 14 .22 $ 11 .44
R-2 : Net Assets .............................................................................. $ 2,441 $ 21,714 $ 12,515
Shares Issued and Outstanding ........................................................ 243 1,526 1,090
Net Asset Value per share .............................................................
$ 10 .05 $ 14 .23 $ 11 .48
R-3 : Net Assets .............................................................................. $ 36,399 $ 127,255 $ 134,168
Shares Issued and Outstanding ........................................................ 3,640 8,973 11,683
Net Asset Value per share .............................................................
$ 10 .00 $ 14 .18 $ 11 .48
R-4 : Net Assets .............................................................................. $ 18,317 $ 73,232 $ 63,748
Shares Issued and Outstanding ........................................................ 1,814 5,149 5,491
Net Asset Value per share .............................................................
$ 10 .10 $ 14 .22 $ 11 .61
R-5 : Net Assets .............................................................................. $ 30,810 $ 194,723 $ 118,440
Shares Issued and Outstanding ........................................................ 3,048 13,652 10,161
Net Asset Value per share .............................................................
$ 10 .11 $ 14 .26 $ 11 .66
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
83
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2030 Fund
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Investment in affiliated Funds--at cost ...................................................
$ 4,521,019 $ 974,382 $ 3,003,515
Assets
Investment in affiliated Funds--at value .................................................... $ 5,479,393 $ 1,209,490 $ 3,798,667
Receivables:
Dividends and interest ................................................................. 1,819 436 944
Expense reimbursement from Distributor ............................................. 30 – 19
Fund shares sold ....................................................................... 368 197 271
Investment securities sold ............................................................. 11,446 3,060 5,613
Total Assets   5,493,056 1,213,183 3,805,514
Liabilities
Accrued administrative service fees ........................................................ 23 11 17
Accrued distribution fees .................................................................... 230 28 152
Accrued service fees ........................................................................ 113 54 81
Accrued transfer agent fees ................................................................. 124 3 112
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 4 – 2
Accrued professional fees ................................................................... 20 18 19
Accrued other expenses ..................................................................... 85 2 64
Payables:
Expense reimbursement to Manager .................................................. 5 – –
Fund shares redeemed ................................................................. 11,806 3,256 5,872
Investment securities purchased ...................................................... 1,819 436 944
Total Liabilities
14,230 3,808 7,263
Net Assets Applicable to Outstanding Shares ............................................
$ 5,478,826 $ 1,209,375 $ 3,798,251
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,261,793 $ 907,185 $ 2,794,839
Total distributable earnings (accumulated loss) .............................................
1,217,033 302,190 1,003,412
Total Net Assets
$ 5,478,826 $ 1,209,375 $ 3,798,251
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,400,000 400,000 1,025,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 125,814 N/A $ 94,659
Shares Issued and Outstanding ........................................................ 8,474 6,133
Net Asset Value per share ............................................................. $ 14 .85 $ 15 .43
Maximum Offering Price .............................................................
$ 15 .71 $ 16 .33
Class J : Net Assets .......................................................................... $ 1,197,486 N/A $ 752,041
Shares Issued and Outstanding ........................................................ 81,084 48,169
Net Asset Value per share .............................................................
$ 14 .77
(a)
$ 15 .61
(a)
Institutional : Net Assets ..................................................................... $ 3,620,578 $ 955,390 $ 2,569,620
Shares Issued and Outstanding ........................................................ 244,209 76,492 162,966
Net Asset Value per share .............................................................
$ 14 .83 $ 12 .49 $ 15 .77
R-1 : Net Assets .............................................................................. $ 22,286 $ 8,566 $ 17,042
Shares Issued and Outstanding ........................................................ 1,519 702 1,096
Net Asset Value per share .............................................................
$ 14 .68 $ 12 .20 $ 15 .55
R-2 : Net Assets .............................................................................. $ 25,321 $ 12,399 $ 22,592
Shares Issued and Outstanding ........................................................ 1,717 1,016 1,448
Net Asset Value per share .............................................................
$ 14 .75 $ 12 .20 $ 15 .60
R-3 : Net Assets .............................................................................. $ 153,293 $ 87,799 $ 99,952
Shares Issued and Outstanding ........................................................ 10,408 7,162 6,440
Net Asset Value per share .............................................................
$ 14 .73 $ 12 .26 $ 15 .52
R-4 : Net Assets .............................................................................. $ 89,004 $ 45,491 $ 68,656
Shares Issued and Outstanding ........................................................ 5,823 3,678 4,413
Net Asset Value per share .............................................................
$ 15 .28 $ 12 .37 $ 15 .56
R-5 : Net Assets .............................................................................. $ 245,044 $ 99,730 $ 173,689
Shares Issued and Outstanding ........................................................ 16,564 8,038 11,083
Net Asset Value per share .............................................................
$ 14 .79 $ 12 .41 $ 15 .67
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
84
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2045 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Investment in affiliated Funds--at cost ...................................................
$ 730,406 $ 1,786,616 $ 405,799
Assets
Investment in affiliated Funds--at value .................................................... $ 894,009 $ 2,253,689 $ 464,654
Receivables:
Dividends and interest ................................................................. 177 311 32
Expense reimbursement from Distributor ............................................. – 6 –
Fund shares sold ....................................................................... 627 1,255 416
Investment securities sold ............................................................. 1,449 1,056 292
Total Assets   896,262 2,256,317 465,394
Liabilities
Accrued administrative service fees ........................................................ 9 12 4
Accrued distribution fees .................................................................... 21 71 10
Accrued service fees ........................................................................ 40 52 19
Accrued transfer agent fees ................................................................. 1 84 1
Accrued directors' expenses ................................................................. 1 4 1
Accrued professional fees ................................................................... 18 18 18
Accrued other expenses ..................................................................... 2 43 1
Payables:
Expense reimbursement to Manager .................................................. – 4 –
Fund shares redeemed ................................................................. 2,073 2,304 707
Investment securities purchased ...................................................... 176 311 31
Total Liabilities
2,341 2,903 792
Net Assets Applicable to Outstanding Shares ............................................
$ 893,921 $ 2,253,414 $ 464,602
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 683,673 $ 1,665,150 $ 385,285
Total distributable earnings (accumulated loss) .............................................
210,248 588,264 79,317
Total Net Assets
$ 893,921 $ 2,253,414 $ 464,602
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 800,000 400,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 76,784 N/A
Shares Issued and Outstanding ........................................................ 4,832
Net Asset Value per share ............................................................. $ 15 .89
Maximum Offering Price .............................................................
$ 16 .81
Class J : Net Assets .......................................................................... N/A $ 238,083 N/A
Shares Issued and Outstanding ........................................................ 15,506
Net Asset Value per share .............................................................
$ 15 .35
(a)
Institutional : Net Assets ..................................................................... $ 705,002 $ 1,693,422 $ 375,813
Shares Issued and Outstanding ........................................................ 53,733 106,927 26,838
Net Asset Value per share .............................................................
$ 13 .12 $ 15 .84 $ 14 .00
R-1 : Net Assets .............................................................................. $ 5,738 $ 12,804 $ 3,121
Shares Issued and Outstanding ........................................................ 453 821 232
Net Asset Value per share .............................................................
$ 12 .67 $ 15 .61 $ 13 .47
R-2 : Net Assets .............................................................................. $ 9,777 $ 15,492 $ 4,308
Shares Issued and Outstanding ........................................................ 771 991 319
Net Asset Value per share .............................................................
$ 12 .68 $ 15 .64 $ 13 .51
R-3 : Net Assets .............................................................................. $ 67,732 $ 67,825 $ 31,793
Shares Issued and Outstanding ........................................................ 5,308 4,347 2,337
Net Asset Value per share .............................................................
$ 12 .76 $ 15 .60 $ 13 .60
R-4 : Net Assets .............................................................................. $ 30,975 $ 45,136 $ 14,729
Shares Issued and Outstanding ........................................................ 2,403 2,873 1,071
Net Asset Value per share .............................................................
$ 12 .89 $ 15 .71 $ 13 .75
R-5 : Net Assets .............................................................................. $ 74,697 $ 103,868 $ 34,838
Shares Issued and Outstanding ........................................................ 5,783 6,591 2,524
Net Asset Value per share .............................................................
$ 12 .92 $ 15 .76 $ 13 .80
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
85
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2060 Fund
Principal LifeTime
2065 Fund
Principal LifeTime
Hybrid 2015 Fund
Investment in affiliated Funds--at cost ...................................................
$ 340,950 $ 15,284 $ 94,514
Assets
Investment in affiliated Funds--at value .................................................... $ 370,092 $ 15,740 $ 102,575
Receivables:
Dividends and interest ................................................................. 18 – 28
Expense reimbursement from Manager ............................................... 2 3 3
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 519 99 –
Investment securities sold ............................................................. – – 345
Total Assets   370,631 15,842 102,952
Liabilities
Accrued administrative service fees ........................................................ 2 – –
Accrued distribution fees .................................................................... 6 1 2
Accrued service fees ........................................................................ 8 1 –
Accrued transfer agent fees ................................................................. 11 – 2
Accrued professional fees ................................................................... 18 17 18
Accrued other expenses ..................................................................... 6 1 8
Payables:
Fund shares redeemed ................................................................. 153 6 345
Investment securities purchased ...................................................... 383 93 27
Total Liabilities
587 119 402
Net Assets Applicable to Outstanding Shares ............................................
$ 370,044 $ 15,723 $ 102,550
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 325,132 $ 14,893 $ 93,286
Total distributable earnings (accumulated loss) .............................................
44,912 830 9,264
Total Net Assets
$ 370,044 $ 15,723 $ 102,550
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 425,000 325,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 10,924 N/A $ 19,129
Shares Issued and Outstanding ........................................................ 748 1,679
Net Asset Value per share .............................................................
$ 14 .61
(a)
$ 11 .39
(a)
Institutional : Net Assets ..................................................................... $ 319,472 $ 11,938 $ 22,269
Shares Issued and Outstanding ........................................................ 21,698 1,066 1,950
Net Asset Value per share .............................................................
$ 14 .72 $ 11 .19 $ 11 .42
R-1 : Net Assets .............................................................................. $ 2,165 $ 136 N/A
Shares Issued and Outstanding ........................................................ 151 12
Net Asset Value per share .............................................................
$ 14 .32 $ 11 .05
R-2 : Net Assets .............................................................................. $ 1,997 $ 255 N/A
Shares Issued and Outstanding ........................................................ 139 23
Net Asset Value per share .............................................................
$ 14 .39 $ 11 .06
R-3 : Net Assets .............................................................................. $ 12,016 $ 2,256 $ 31
Shares Issued and Outstanding ........................................................ 827 203 3
Net Asset Value per share .............................................................
$ 14 .52 $ 11 .10 $ 11 .37
R-4 : Net Assets .............................................................................. $ 6,603 $ 427 N/A
Shares Issued and Outstanding ........................................................ 454 38
Net Asset Value per share .............................................................
$ 14 .57 $ 11 .13
R-5 : Net Assets .............................................................................. $ 16,867 $ 711 $ 42
Shares Issued and Outstanding ........................................................ 1,154 64 4
Net Asset Value per share .............................................................
$ 14 .61 $ 11 .16 $ 11 .40
R-6 : Net Assets .............................................................................. N/A N/A $ 61,079
Shares Issued and Outstanding ........................................................ 5,337
Net Asset Value per share .............................................................
$ 11 .44
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
86
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Investment in affiliated Funds--at cost ...................................................
$ 302,173 $ 224,927 $ 270,633
Assets
Investment in affiliated Funds--at value .................................................... $ 331,916 $ 243,310 $ 295,305
Receivables:
Dividends and interest ................................................................. 55 17 –
Expense reimbursement from Manager ............................................... – 2 4
Expense reimbursement from Distributor ............................................. 1 1 1
Fund shares sold ....................................................................... 35 52 80
Investment securities sold ............................................................. 216 – –
Total Assets   332,223 243,382 295,390
Liabilities
Accrued distribution fees .................................................................... 5 6 5
Accrued transfer agent fees ................................................................. 6 5 4
Accrued directors' expenses ................................................................. 1 1 1
Accrued professional fees ................................................................... 17 17 18
Accrued registration fees .................................................................... – 5 7
Accrued other expenses ..................................................................... 8 4 2
Payables:
Fund shares redeemed ................................................................. 252 – 51
Investment securities purchased ...................................................... 56 70 29
Total Liabilities
345 108 117
Net Assets Applicable to Outstanding Shares ............................................
$ 331,878 $ 243,274 $ 295,273
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 298,365 $ 221,650 $ 265,832
Total distributable earnings (accumulated loss) .............................................
33,513 21,624 29,441
Total Net Assets
$ 331,878 $ 243,274 $ 295,273
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 44,553 $ 48,991 $ 40,498
Shares Issued and Outstanding ........................................................ 3,860 4,137 3,379
Net Asset Value per share .............................................................
$ 11 .54
(a)
$ 11 .84
(a)
$ 11 .99
(a)
Institutional : Net Assets ..................................................................... $ 81,108 $ 63,839 $ 93,111
Shares Issued and Outstanding ........................................................ 6,999 5,374 7,734
Net Asset Value per share .............................................................
$ 11 .59 $ 11 .88 $ 12 .04
R-3 : Net Assets .............................................................................. $ 496 $ 164 $ 426
Shares Issued and Outstanding ........................................................ 43 14 36
Net Asset Value per share .............................................................
$ 11 .56 $ 11 .84 $ 11 .99
R-5 : Net Assets .............................................................................. $ 357 $ 410 $ 42
Shares Issued and Outstanding ........................................................ 31 35 3
Net Asset Value per share .............................................................
$ 11 .58 $ 11 .86 $ 12 .02
R-6 : Net Assets .............................................................................. $ 205,364 $ 129,870 $ 161,196
Shares Issued and Outstanding ........................................................ 17,715 10,927 13,396
Net Asset Value per share .............................................................
$ 11 .59 $ 11 .89 $ 12 .03
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
87
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Investment in affiliated Funds--at cost ...................................................
$ 165,646 $ 187,358 $ 104,248
Assets
Investment in affiliated Funds--at value .................................................... $ 179,629 $ 205,424 $ 113,434
Receivables:
Expense reimbursement from Manager ............................................... 5 1 4
Expense reimbursement from Distributor ............................................. 1 1 –
Fund shares sold ....................................................................... 437 39 67
Investment securities sold ............................................................. – 29 –
Total Assets   180,072 205,494 113,505
Liabilities
Accrued distribution fees .................................................................... 4 3 2
Accrued transfer agent fees ................................................................. 4 4 4
Accrued professional fees ................................................................... 18 18 17
Accrued registration fees .................................................................... – 7 7
Accrued other expenses ..................................................................... 9 2 1
Payables:
Fund shares redeemed ................................................................. 21 68 –
Investment securities purchased ...................................................... 416 – 67
Total Liabilities
472 102 98
Net Assets Applicable to Outstanding Shares ............................................
$ 179,600 $ 205,392 $ 113,407
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 162,627 $ 183,572 $ 102,343
Total distributable earnings (accumulated loss) .............................................
16,973 21,820 11,064
Total Net Assets
$ 179,600 $ 205,392 $ 113,407
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 29,770 $ 26,552 $ 14,776
Shares Issued and Outstanding ........................................................ 2,424 2,152 1,185
Net Asset Value per share .............................................................
$ 12 .28
(a)
$ 12 .34
(a)
$ 12 .46
(a)
Institutional : Net Assets ..................................................................... $ 54,756 $ 65,024 $ 38,651
Shares Issued and Outstanding ........................................................ 4,439 5,246 3,090
Net Asset Value per share .............................................................
$ 12 .33 $ 12 .40 $ 12 .51
R-3 : Net Assets .............................................................................. $ 235 $ 437 $ 155
Shares Issued and Outstanding ........................................................ 19 35 12
Net Asset Value per share .............................................................
$ 12 .29 $ 12 .35 $ 12 .46
R-5 : Net Assets .............................................................................. $ 419 $ 406 $ 293
Shares Issued and Outstanding ........................................................ 34 33 23
Net Asset Value per share .............................................................
$ 12 .32 $ 12 .38 $ 12 .49
R-6 : Net Assets .............................................................................. $ 94,420 $ 112,973 $ 59,532
Shares Issued and Outstanding ........................................................ 7,646 9,100 4,753
Net Asset Value per share .............................................................
$ 12 .35 $ 12 .41 $ 12 .53
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
88
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Investment in affiliated Funds--at cost ...................................................
$ 94,792 $ 33,850 $ 11,793
Assets
Investment in affiliated Funds--at value .................................................... $ 102,940 $ 36,464 $ 12,504
Receivables:
Expense reimbursement from Manager ............................................... 4 6 6
Fund shares sold ....................................................................... 147 20 56
Total Assets   103,091 36,490 12,566
Liabilities
Accrued distribution fees .................................................................... 2 – –
Accrued transfer agent fees ................................................................. 3 2 2
Accrued professional fees ................................................................... 17 18 17
Accrued registration fees .................................................................... – 7 7
Accrued other expenses ..................................................................... 8 1 1
Payables:
Investment securities purchased ...................................................... 147 20 56
Total Liabilities
177 48 83
Net Assets Applicable to Outstanding Shares ............................................
$ 102,914 $ 36,442 $ 12,483
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 92,586 $ 33,285 $ 11,564
Total distributable earnings (accumulated loss) .............................................
10,328 3,157 919
Total Net Assets
$ 102,914 $ 36,442 $ 12,483
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 12,754 $ 4,097 $ 1,426
Shares Issued and Outstanding ........................................................ 1,016 323 111
Net Asset Value per share .............................................................
$ 12 .56
(a)
$ 12 .67
(a)
$ 12 .81
(a)
Institutional : Net Assets ..................................................................... $ 44,432 $ 14,697 $ 5,085
Shares Issued and Outstanding ........................................................ 3,531 1,157 395
Net Asset Value per share .............................................................
$ 12 .59 $ 12 .71 $ 12 .87
R-3 : Net Assets .............................................................................. $ 63 $ 54 $ 29
Shares Issued and Outstanding ........................................................ 5 4 2
Net Asset Value per share .............................................................
$ 12 .54 $ 12 .66 $ 12 .83
R-5 : Net Assets .............................................................................. $ 301 $ 69 $ 19
Shares Issued and Outstanding ........................................................ 24 5 2
Net Asset Value per share .............................................................
$ 12 .56 $ 12 .69 $ 12 .86
R-6 : Net Assets .............................................................................. $ 45,364 $ 17,525 $ 5,924
Shares Issued and Outstanding ........................................................ 3,603 1,377 459
Net Asset Value per share .............................................................
$ 12 .59 $ 12 .72 $ 12 .89
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
89
See accompanying notes.
Amounts in thousands, except per share amounts and Principal LifeTime Hybrid 2065
Fund
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid Income Fund
Principal LifeTime
Strategic Income Fund
Investment in affiliated Funds--at cost ...................................................
$ 1,321 ,181 $ 53,484 $ 384,269
Assets
Investment in affiliated Funds--at value .................................................... $ 1,3 59,765 $ 57,108 $ 417,210
Receivables:
Dividends and interest ................................................................. – 23 414
Expense reimbursement from Manager ............................................... 6 ,545 4 2
Expense reimbursement from Distributor ............................................. 16 – 2
Fund shares sold ....................................................................... 173 31 72
Investment securities sold ............................................................. – 10 1,252
Total Assets   1,366 ,499 57,176 418,952
Liabilities
Accrued administrative service fees ........................................................ 1 – 3
Accrued distribution fees .................................................................... 81 1 17
Accrued service fees ........................................................................ 4 – 10
Accrued transfer agent fees ................................................................. 1,247 2 9
Accrued directors’ expenses ................................................................. 20 – –
Accrued professional fees ................................................................... 17 ,011 18 18
Accrued registration fees .................................................................... 3 ,135 7 –
Accrued other expenses ..................................................................... 106 – 14
Payables:
Fund shares redeemed ................................................................. 1 41 1,324
Investment securities purchased ...................................................... 171 23 415
Total Liabilities
2 1,777 92 1,810
Net Assets Applicable to Outstanding Shares ............................................
$ 1,344 ,722 $ 57,084 $ 417,142
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,59 5, 513 $ 52, 803 $ 36 7,312
Total distributable earnings (accumulated loss) .............................................
(25 0 , 791 ) 4, 281 49,830
Total Net Assets
$ 1,34 4,722 $ 57,084 $ 417,142
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 525,000 ,000 600,000 725,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... N/A N/A $ 16,283
Shares Issued and Outstanding ........................................................ 1,310
Net Asset Value per share ............................................................. $ 12.43
Maximum Offering Price .............................................................
$ 12.91
Class J: Net Assets .......................................................................... $ 62 4,881 $ 8,310 $ 67,084
Shares Issued and Outstanding ........................................................ 5 6,905 766 5,472
Net Asset Value per share .............................................................
$ 10.98
(a)
$ 10.84
(a)
$ 12.26
(a)
Institutional: Net Assets ..................................................................... $ 26 3,948 $ 13,554 $ 288,470
Shares Issued and Outstanding ........................................................ 2 3,927 1,246 23,386
Net Asset Value per share .............................................................
$ 11.03 $ 10.88 $ 12.34
R-1: Net Assets .............................................................................. N/A N/A $ 2,935
Shares Issued and Outstanding ........................................................ 238
Net Asset Value per share .............................................................
$ 12.32
R-2: Net Assets .............................................................................. N/A N/A $ 4,065
Shares Issued and Outstanding ........................................................ 330
Net Asset Value per share .............................................................
$ 12.33
R-3: Net Assets .............................................................................. $ 1 0,697 $ 221 $ 13,611
Shares Issued and Outstanding ........................................................ 974 20 1,116
Net Asset Value per share .............................................................
$ 10.99 $ 10.84 $ 12.20
R-4: Net Assets .............................................................................. N/A N/A $ 5,513
Shares Issued and Outstanding ........................................................ 451
Net Asset Value per share .............................................................
$ 12.24
R-5: Net Assets .............................................................................. $ 1 0,719 $ 16 $ 19,181
Shares Issued and Outstanding ........................................................ 974 2 1,557
Net Asset Value per share .............................................................
$ 11.01 $ 10.86 $ 12.32
R-6: Net Assets .............................................................................. $ 434 ,477 $ 34,983 N/A
Shares Issued and Outstanding ........................................................ 39 ,389 3,213
Net Asset Value per share .............................................................
$ 11.03 $ 10.89
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
90
See accompanying notes.
Amounts in thousands, except per share amounts
Real Estate Securities
Fund
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
Investment in securities--at cost ..........................................................
$ 3,467,850 $ – $ –
Investment in affiliated Funds--at cost ...................................................
$ 98,955 $ 3,676,542 $ 1,486,254
Assets
Investment in securities--at value  .......................................................... $ 5,075,496 $ – $ –
Investment in affiliated Funds--at value .................................................... 98,955 4,529,770 1,702,204
Receivables:
Dividends and interest ................................................................. 631 3,025 1,689
Expense reimbursement from Manager ............................................... 87 – –
Expense reimbursement from Distributor ............................................. 5 28 17
Fund shares sold ....................................................................... 8,160 1,593 369
Investment securities sold ............................................................. 13,581 2,090 609
Total Assets   5,196,915 4,536,506 1,704,888
Liabilities
Accrued management and investment advisory fees ........................................ 3,448 1,054 396
Accrued administrative service fees ........................................................ 8 3 2
Accrued distribution fees .................................................................... 162 933 342
Accrued service fees ........................................................................ 51 17 10
Accrued transfer agent fees ................................................................. 614 413 129
Accrued chief compliance officer fees ...................................................... 1 1 –
Accrued directors' expenses ................................................................. 5 4 2
Accrued professional fees ................................................................... 22 19 17
Accrued other expenses ..................................................................... 248 116 69
Payables:
Fund shares redeemed ................................................................. 3,649 3,434 869
Investment securities purchased ...................................................... 10,044 3,006 1,679
Total Liabilities
18,252 9,000 3,515
Net Assets Applicable to Outstanding Shares ............................................
$ 5,178,663 $ 4,527,506 $ 1,701,373
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,548,846 $ 3,621,093 $ 1,478,090
Total distributable earnings (accumulated loss) .............................................
1,629,817 906,413 223,283
Total Net Assets
$ 5,178,663 $ 4,527,506 $ 1,701,373
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 875,000 1,775,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 370,891 $ 2,194,735 $ 553,362
Shares Issued and Outstanding ........................................................ 12,954 139,543 45,492
Net Asset Value per share ............................................................. $ 28 .63 $ 15 .73 $ 12 .16
Maximum Offering Price .............................................................
$ 30 .30 $ 16 .65 $ 12 .87
Class C : Net Assets .......................................................................... $ 53,250 $ 384,622 $ 160,672
Shares Issued and Outstanding ........................................................ 1,897 24,880 13,363
Net Asset Value per share .............................................................
$ 28 .08
(a)
$ 15 .46
(a)
$ 12 .02
(a)
Class J : Net Assets .......................................................................... $ 181,025 $ 1,092,386 $ 672,096
Shares Issued and Outstanding ........................................................ 6,521 72,094 56,042
Net Asset Value per share .............................................................
$ 27 .76
(a)
$ 15 .15
(a)
$ 11 .99
(a)
Institutional : Net Assets ..................................................................... $ 2,411,326 $ 778,336 $ 267,892
Shares Issued and Outstanding ........................................................ 84,122 50,362 22,257
Net Asset Value per share .............................................................
$ 28 .66 $ 15 .45 $ 12 .04
R-1 : Net Assets .............................................................................. $ 4,368 $ 2,901 $ 2,572
Shares Issued and Outstanding ........................................................ 155 188 215
Net Asset Value per share .............................................................
$ 28 .26 $ 15 .41 $ 11 .98
R-2 : Net Assets .............................................................................. $ 12,991 $ 2,229 $ 271
Shares Issued and Outstanding ........................................................ 478 145 23
Net Asset Value per share .............................................................
$ 27 .18 $ 15 .38 $ 12 .10
R-3 : Net Assets .............................................................................. $ 43,588 $ 24,192 $ 14,217
Shares Issued and Outstanding ........................................................ 1,563 1,571 1,184
Net Asset Value per share .............................................................
$ 27 .89 $ 15 .40 $ 12 .01
R-4 : Net Assets .............................................................................. $ 37,265 $ 13,455 $ 11,989
Shares Issued and Outstanding ........................................................ 1,352 872 997
Net Asset Value per share .............................................................
$ 27 .57 $ 15 .44 $ 12 .03
R-5 : Net Assets .............................................................................. $ 149,005 $ 34,650 $ 18,302
Shares Issued and Outstanding ........................................................ 5,392 2,246 1,522
Net Asset Value per share .............................................................
$ 27 .63 $ 15 .43 $ 12 .03
R-6 : Net Assets .............................................................................. $ 1,914,954 N/A N/A
Shares Issued and Outstanding ........................................................ 66,815
Net Asset Value per share .............................................................
$ 28 .66
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
91
See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Investment in affiliated Funds--at cost ...................................................
$ 2,410,506 $ 2,502,629 $ 1,570,641
Assets
Investment in affiliated Funds--at value .................................................... $ 3,036,951 $ 2,704,499 $ 1,879,959
Receivables:
Dividends and interest ................................................................. 830 3,492 9
Expense reimbursement from Distributor ............................................. 15 29 8
Fund shares sold ....................................................................... 736 7,413 626
Investment securities sold ............................................................. 1,030 – 65
Total Assets   3,039,562 2,715,433 1,880,667
Liabilities
Accrued management and investment advisory fees ........................................ 704 632 435
Accrued administrative service fees ........................................................ 2 1 1
Accrued distribution fees .................................................................... 635 595 392
Accrued service fees ........................................................................ 11 4 8
Accrued transfer agent fees ................................................................. 300 136 223
Accrued directors' expenses ................................................................. 2 3 1
Accrued professional fees ................................................................... 17 17 17
Accrued other expenses ..................................................................... 75 69 68
Payables:
Dividends payable ..................................................................... – 5,590 –
Fund shares redeemed ................................................................. 1,663 1,435 611
Investment securities purchased ...................................................... 818 3,654 –
Total Liabilities
4,227 12,136 1,756
Net Assets Applicable to Outstanding Shares ............................................
$ 3,035,335 $ 2,703,297 $ 1,878,911
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,346,223 $ 2,516,578 $ 1,528,528
Total distributable earnings (accumulated loss) .............................................
689,112 186,719 350,383
Total Net Assets
$ 3,035,335 $ 2,703,297 $ 1,878,911
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,675,000 1,650,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,683,156 $ 1,057,769 $ 1,114,994
Shares Issued and Outstanding ........................................................ 95,890 85,309 59,727
Net Asset Value per share ............................................................. $ 17 .55 $ 12 .40 $ 18 .67
Maximum Offering Price .............................................................
$ 18 .57 $ 12 .88 $ 19 .76
Class C : Net Assets .......................................................................... $ 242,084 $ 265,220 $ 139,759
Shares Issued and Outstanding ........................................................ 15,049 21,625 8,420
Net Asset Value per share .............................................................
$ 16 .09
(a)
$ 12 .26
(a)
$ 16 .60
(a)
Class J : Net Assets .......................................................................... $ 582,101 $ 1,139,080 $ 308,330
Shares Issued and Outstanding ........................................................ 34,511 92,714 17,196
Net Asset Value per share .............................................................
$ 16 .87
(a)
$ 12 .29
(a)
$ 17 .93
(a)
Institutional : Net Assets ..................................................................... $ 474,902 $ 220,903 $ 278,919
Shares Issued and Outstanding ........................................................ 27,709 17,877 15,341
Net Asset Value per share .............................................................
$ 17 .14 $ 12 .36 $ 18 .18
R-1 : Net Assets .............................................................................. $ 1,131 $ 3,225 $ 413
Shares Issued and Outstanding ........................................................ 67 262 23
Net Asset Value per share .............................................................
$ 16 .89 $ 12 .29 $ 17 .99
R-2 : Net Assets .............................................................................. $ 996 $ 640 $ 2,439
Shares Issued and Outstanding ........................................................ 59 52 137
Net Asset Value per share .............................................................
$ 16 .90 $ 12 .34 $ 17 .85
R-3 : Net Assets .............................................................................. $ 17,303 $ 5,088 $ 7,794
Shares Issued and Outstanding ........................................................ 1,029 413 436
Net Asset Value per share .............................................................
$ 16 .82 $ 12 .33 $ 17 .86
R-4 : Net Assets .............................................................................. $ 6,943 $ 3,019 $ 9,416
Shares Issued and Outstanding ........................................................ 407 245 523
Net Asset Value per share .............................................................
$ 17 .05 $ 12 .34 $ 18 .02
R-5 : Net Assets .............................................................................. $ 26,719 $ 8,353 $ 16,847
Shares Issued and Outstanding ........................................................ 1,570 677 937
Net Asset Value per share .............................................................
$ 17 .01 $ 12 .33 $ 17 .97
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
92
See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Investment in securities--at cost ..........................................................
$ 5,190,634 $ 596,767 $ 1,465,683
Investment in affiliated Funds--at cost ...................................................
$ 38,952 $ 35,326 $ 93,430
Assets
Investment in securities--at value  .......................................................... $ 5,257,439
(a)
$ 660,998
(a)
$ 1,750,941
(a)
Investment in affiliated Funds--at value .................................................... 38,952 35,326 93,439
Cash ......................................................................................... – – 4,902
Deposits with counterparty .................................................................. – – 315
Receivables:
Dividends and interest ................................................................. 24,525 168 565
Expense reimbursement from Manager ............................................... 35 12 151
Expense reimbursement from Distributor ............................................. 4 5 2
Fund shares sold ....................................................................... 13,042 276 677
Investment securities sold ............................................................. – 3,050 18,807
Other assets .................................................................................. – 1 –
Total Assets   5,333,997 699,836 1,869,799
Liabilities
Accrued management and investment advisory fees ........................................ 1,770 418 1,618
Accrued administrative service fees ........................................................ 1 2 2
Accrued distribution fees .................................................................... 104 98 14
Accrued service fees ........................................................................ 7 13 14
Accrued transfer agent fees ................................................................. 236 145 48
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 5 1 3
Accrued professional fees ................................................................... 32 21 22
Accrued other expenses ..................................................................... 68 83 55
Cash overdraft ............................................................................... 14,974 – –
Payables:
Dividends payable ..................................................................... 9,463 – –
Fund shares redeemed ................................................................. 5,035 1,287 2,845
Investment securities purchased ...................................................... 28,835 3,796 14,015
Variation margin on futures ........................................................... – – 57
Collateral obligation on securities loaned, at value ......................................... 7,942 25,994 67,983
Total Liabilities
68,473 31,858 86,676
Net Assets Applicable to Outstanding Shares ............................................
$ 5,265,524 $ 667,978 $ 1,783,123
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,207,159 $ 566,427 $ 1,386,152
Total distributable earnings (accumulated loss) .............................................
58,365 101,551 396,971
Total Net Assets
$ 5,265,524 $ 667,978 $ 1,783,123

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
93
See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 895,000 700,000 870,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 310,526 $ 218,037 N/A
Shares Issued and Outstanding ........................................................ 25,203 10,490
Net Asset Value per share ............................................................. $ 12 .32 $ 20 .79
Maximum Offering Price .............................................................
$ 12 .60 $ 22 .00
Class C : Net Assets .......................................................................... $ 51,869 $ 26,671 N/A
Shares Issued and Outstanding ........................................................ 4,207 1,466
Net Asset Value per share .............................................................
$ 12 .33
(b)
$ 18 .20
(b)
Class J : Net Assets .......................................................................... $ 131,795 $ 189,772 $ 69,567
Shares Issued and Outstanding ........................................................ 10,703 9,600 7,487
Net Asset Value per share .............................................................
$ 12 .31
(b)
$ 19 .77
(b)
$ 9 .29
(b)
Institutional : Net Assets ..................................................................... $ 4,736,982 $ 107,829 $ 148,229
Shares Issued and Outstanding ........................................................ 384,680 4,780 11,024
Net Asset Value per share .............................................................
$ 12 .31 $ 22 .56 $ 13 .45
R-1 : Net Assets .............................................................................. $ 429 $ 2,407 $ 1,757
Shares Issued and Outstanding ........................................................ 35 124 169
Net Asset Value per share .............................................................
$ 12 .32 $ 19 .49 $ 10 .40
R-2 : Net Assets .............................................................................. $ 1,571 $ 2,695 $ 2,815
Shares Issued and Outstanding ........................................................ 128 136 280
Net Asset Value per share .............................................................
$ 12 .32 $ 19 .77 $ 10 .05
R-3 : Net Assets .............................................................................. $ 13,832 $ 9,247 $ 13,075
Shares Issued and Outstanding ........................................................ 1,122 446 1,203
Net Asset Value per share .............................................................
$ 12 .32 $ 20 .72 $ 10 .87
R-4 : Net Assets .............................................................................. $ 3,816 $ 25,604 $ 12,710
Shares Issued and Outstanding ........................................................ 310 1,180 1,082
Net Asset Value per share .............................................................
$ 12 .31 $ 21 .69 $ 11 .74
R-5 : Net Assets .............................................................................. $ 14,704 $ 23,288 $ 37,322
Shares Issued and Outstanding ........................................................ 1,193 1,045 3,006
Net Asset Value per share .............................................................
$ 12 .33 $ 22 .28 $ 12 .42
R-6 : Net Assets .............................................................................. N/A $ 62,428 $ 1,497,648
Shares Issued and Outstanding ........................................................ 2,768 111,550
Net Asset Value per share .............................................................
$ 22 .56 $ 13 .43
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
94
See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II Tax-Exempt Bond Fund
Investment in securities--at cost ..........................................................
$ 1,072,332 $ 948,729 $ 540,164
Investment in affiliated Funds--at cost ...................................................
$ 43,978 $ 35,578 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,259,475
(a)
$ 993,461
(a)
$ 561,356
Investment in affiliated Funds--at value .................................................... 43,978 35,601 –
Cash ......................................................................................... – – 6,871
Deposits with counterparty .................................................................. 1,297 104 –
Receivables:
Dividends and interest ................................................................. 582 451 7,044
Expense reimbursement from Manager ............................................... – 44 22
Expense reimbursement from Distributor ............................................. 4 – –
Fund shares sold ....................................................................... 543 238 3,208
Investment securities sold ............................................................. 3,497 677 892
Other assets .................................................................................. – – 9
Total Assets   1,309,376 1,030,576 579,402
Liabilities
Accrued management and investment advisory fees ........................................ 160 839 210
Accrued administrative service fees ........................................................ 13 1 –
Accrued distribution fees .................................................................... 53 6 108
Accrued service fees ........................................................................ 66 7 –
Accrued transfer agent fees ................................................................. 78 47 66
Accrued professional fees ................................................................... 22 23 39
Accrued other expenses ..................................................................... 69 39 27
Cash overdraft ............................................................................... 111 158 –
Payables:
Dividends payable ..................................................................... – – 1,212
Fund shares redeemed ................................................................. 2,114 757 408
Interest expense and fees payable ..................................................... – – 84
Investment securities purchased ...................................................... 3,291 2,458 1,277
Variation margin on futures ........................................................... 220 18 –
Collateral obligation on securities loaned, at value ......................................... 23,123 11,256 –
Floating rate notes issued ...................................................................
– – 14,823
Total Liabilities
29,320 15,609 18,254
Net Assets Applicable to Outstanding Shares ............................................
$ 1,280,056 $ 1,014,967 $ 561,148
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,014,776 $ 991,090 $ 542,575
Total distributable earnings (accumulated loss) .............................................
265,280 23,877 18,573
Total Net Assets
$ 1,280,056 $ 1,014,967 $ 561,148

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
95
See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II Tax-Exempt Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 425,000 775,000 450,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 7,997 $ 358,580
Shares Issued and Outstanding ........................................................ 770 48,236
Net Asset Value per share ............................................................. $ 10 .39 $ 7 .43
Maximum Offering Price .............................................................
$ 10 .99 $ 7 .72
Class C : Net Assets .......................................................................... N/A N/A $ 39,162
Shares Issued and Outstanding ........................................................ 5,250
Net Asset Value per share .............................................................
$ 7 .46
(b)
Class J : Net Assets .......................................................................... $ 171,912 $ 16,348 N/A
Shares Issued and Outstanding ........................................................ 7,300 1,604
Net Asset Value per share .............................................................
$ 23 .55
(b)
$ 10 .19
(b)
Institutional : Net Assets ..................................................................... $ 330,036 $ 116,450 $ 163,406
Shares Issued and Outstanding ........................................................ 13,184 11,041 21,962
Net Asset Value per share .............................................................
$ 25 .03 $ 10 .55 $ 7 .44
R-1 : Net Assets .............................................................................. $ 10,201 $ 871 N/A
Shares Issued and Outstanding ........................................................ 416 93
Net Asset Value per share .............................................................
$ 24 .50 $ 9 .32
R-2 : Net Assets .............................................................................. $ 11,143 $ 1,394 N/A
Shares Issued and Outstanding ........................................................ 441 146
Net Asset Value per share .............................................................
$ 25 .29 $ 9 .54
R-3 : Net Assets .............................................................................. $ 101,745 $ 6,798 N/A
Shares Issued and Outstanding ........................................................ 3,986 679
Net Asset Value per share .............................................................
$ 25 .52 $ 10 .01
R-4 : Net Assets .............................................................................. $ 57,686 $ 4,746 N/A
Shares Issued and Outstanding ........................................................ 2,233 466
Net Asset Value per share .............................................................
$ 25 .84 $ 10 .19
R-5 : Net Assets .............................................................................. $ 132,921 $ 19,469 N/A
Shares Issued and Outstanding ........................................................ 5,113 1,885
Net Asset Value per share .............................................................
$ 26 .00 $ 10 .33
R-6 : Net Assets .............................................................................. $ 464,412 $ 840,894 N/A
Shares Issued and Outstanding ........................................................ 18,554 79,784
Net Asset Value per share .............................................................
$ 25 .03 $ 10 .54
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
96
See accompanying notes.
Amounts in thousands
California Municipal
Fund Core Plus Bond Fund
(a)
Diversified
International Fund
(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ – $ 2,747 $ 5,220
Dividends .................................................................................... 102 1,349 346,005
Withholding tax ............................................................................. – – (32,021)
Interest ....................................................................................... 17,940 107,270 26
Securities lending - net ......................................................................
– 15 98
Total Income 18,042 111,381 319,328
Expenses:
Management and investment advisory fees ................................................. 2,084 15,494 92,912
Distribution f ees - Class A .................................................................. 815 213 538
Distribution f ees - Class C .................................................................. 358 13 122
Distribution f ees - Class J ................................................................... N/A 202 228
Distribution f ees - R-1 ...................................................................... N/A 16 13
Distribution f ees - R-2 ...................................................................... N/A 12 11
Distribution f ees - R-3 ...................................................................... N/A 41 36
Distribution f ees - R-4 ...................................................................... N/A 11 20
Administrative service fees - R-1 ........................................................... N/A 13 11
Administrative service fees - R-2 ........................................................... N/A 8 8
Administrative service fees - R-3 ........................................................... N/A 12 10
Administrative service fees - R-4 ........................................................... N/A 3 6
Administrative service fees - R-5 ........................................................... N/A 4 4
Registration fees - Class A .................................................................. 17 19 17
Registration fees - Class C .................................................................. 16 3 14
Registration fees - Class J ................................................................... N/A 15 16
Registration fees - Institutional ............................................................. 18 20 20
Registration fees - R-6 ...................................................................... N/A N/A 22
Service fees - R-1 ........................................................................... N/A 11 10
Service fees - R-2 ........................................................................... N/A 10 9
Service fees - R-3 ........................................................................... N/A 42 35
Service fees - R-4 ........................................................................... N/A 27 51
Service fees - R-5 ........................................................................... N/A 100 106
Shareholder meeting expense - Class A ..................................................... 20 17 42
Shareholder meeting expense - Class C ..................................................... 5 N/A 2
Shareholder meeting expense - Class J ..................................................... N/A 28 31
Shareholder meeting expense - Institutional ................................................ 7 12 16
Shareholder reports - Class A ............................................................... 7 41 74
Shareholder reports - Class C ............................................................... 2 – 5
Shareholder reports - Class J ................................................................ N/A 111 102
Shareholder reports - Institutional .......................................................... 5 5 6
Transfer agent fees - Class A ................................................................ 169 179 438
Transfer agent fees - Class C ................................................................ 33 4 36
Transfer agent fees - Class J ................................................................ N/A 256 286
Transfer agent fees - Institutional ........................................................... 74 282 292
Chief compliance officer expenses .......................................................... 1 4 15
Custodian fees ............................................................................... – 41 1,727
Directors' expenses .......................................................................... 12 66 229
Interest expense and fees .................................................................... 151 – –
Professional fees ............................................................................ 51 55 120
Other expenses .............................................................................. 10 30 136
Total Gross Expenses 3,855 17,420 97,776
Less: Reimbursement from Manager ....................................................... – 1,835 9,641
Less: Reimbursement from Manager - Class A ............................................. – 107 –
Less: Reimbursement from Manager - Class C ............................................. – 3 28
Less: Reimbursement from Manager - Institutional ........................................ 59 – –
Less: Reimbursement from Distributor - Class J ........................................... N/A 40 46
Total Net Expenses 3,796 15,435 88,061
Net Investment Income (Loss) 14,246 95,946 231,267

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
97
See accompanying notes.
Amounts in thousands
California Municipal
Fund Core Plus Bond Fund
(a)
Diversified
International Fund
(b)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (659) 59,361 (337,533)
Foreign currency contracts .................................................................. – 1,782 –
Foreign currency transactions ............................................................... – (123) (7,932)
Futures contracts ............................................................................ – 5,079 –
Swap agreements ............................................................................ – (8,383) –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 28,115 170,829 1,146,634
Foreign currency contracts .................................................................. – (309) –
Futures contracts ............................................................................ – 627 –
Swap agreements ............................................................................ – (1,655) –
Translation of assets and liabilities in foreign currencies ................................... – 39 446
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 27,456 227,247 801,615
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 41,702 $ 323,193 $ 1,032,882
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.
(b)
Class R-6 commenced operations on March 1, 2019.

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
98
See accompanying notes.
Amounts in thousands Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Global Diversified
Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 2,841 $ – $ 5,651
Dividends .................................................................................... 198,707 120 44,686
Withholding tax ............................................................................. (4,788) (137) (2,861)
Interest ....................................................................................... 27 6,514 425 ,479
Securities lending - net ......................................................................
42 2 –
Total Income 196,829 6,499 472 ,955
Expenses:
Management and investment advisory fees ................................................. 36,623 1,004 55,947
Distribution fees - Class A .................................................................. 2,836 4 3,468
Distribution fees - Class C .................................................................. 1,543 N/A 15,692
Distribution fees - Class J ................................................................... 97 N/A N/A
Distribution fees - R-1 ...................................................................... 10 N/A N/A
Distribution fees - R-2 ...................................................................... 14 N/A N/A
Distribution fees - R-3 ...................................................................... 90 N/A N/A
Distribution fees - R-4 ...................................................................... 35 N/A N/A
Administrative service fees - R-1 ........................................................... 8 N/A N/A
Administrative service fees - R-2 ........................................................... 10 N/A N/A
Administrative service fees - R-3 ........................................................... 25 N/A N/A
Administrative service fees - R-4 ........................................................... 10 N/A N/A
Administrative service fees - R-5 ........................................................... 15 N/A N/A
Registration fees - Class A .................................................................. 42 18 58
Registration fees - Class C .................................................................. 20 N/A 33
Registration fees - Class J ................................................................... 18 N/A N/A
Registration fees - Institutional ............................................................. 83 40 19
Registration fees - R-6 ...................................................................... N/A N/A 20
Service fees - R-1 ........................................................................... 7 N/A N/A
Service fees - R-2 ........................................................................... 12 N/A N/A
Service fees - R-3 ........................................................................... 90 N/A N/A
Service fees - R-4 ........................................................................... 86 N/A N/A
Service fees - R-5 ........................................................................... 358 N/A N/A
Shareholder meeting expense - Class A ..................................................... 79 – 101
Shareholder meeting expense - Class C ..................................................... 9 N/A 150
Shareholder meeting expense - Class J ..................................................... 8 N/A N/A
Shareholder meeting expense - Institutional ................................................ 32 1 326
Shareholder meeting expense - R-6 ......................................................... N/A N/A 1
Shareholder reports - Class A ............................................................... 160 – 200
Shareholder reports - Class C ............................................................... 23 N/A 291
Shareholder reports - Class J ................................................................ 40 N/A N/A
Shareholder reports - Institutional .......................................................... 77 3 902
Shareholder reports - R-6 ................................................................... N/A N/A 3
Transfer agent fees - Class A ................................................................ 1,387 14 1,110
Transfer agent fees - Class C ................................................................ 165 N/A 1,441
Transfer agent fees - Class J ................................................................ 109 N/A N/A
Transfer agent fees - Institutional ........................................................... 1,031 71 3,719
Chief compliance officer expenses .......................................................... 9 – 10
Custodian fees ............................................................................... 136 24 389
Directors' expenses .......................................................................... 154 5 164
Professional fees ............................................................................ 71 40 104
Short sale fees ............................................................................... – – 61
Other expenses .............................................................................. 58 3 120
Total Gross Expenses 45,580 1,227 84,329
Less: Reimbursement from Manager ....................................................... – 15 5,249
Less: Reimbursement from Manager - Class A ............................................. – 31 –
Less: Reimbursement from Manager - Institutional ........................................ 709 58 3,714
Less: Reimbursement from Distributor - Class J ........................................... 19 N/A N/A
Total Net Expenses 44,852 1,123 75,366
Net Investment Income (Loss) 151,977 5,376 397 ,589

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
99
See accompanying notes.
Amounts in thousands Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Global Diversified
Income Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 254,175 3,612 (234,993)
Foreign currency contracts .................................................................. – (118) 376
Foreign currency transactions ............................................................... – (322) (3,590)
Futures contracts ............................................................................ – (499) (282)
Options and swaptions ...................................................................... – – 12,290
Short sales ................................................................................... – – (105)
Swap agreements ............................................................................ – 514 2,024
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 640,718 4,420 491 ,192
Foreign currency contracts .................................................................. – 446 631
Futures contracts ............................................................................ – 164 (1,133)
Options and swaptions ...................................................................... – – (8,184)
Swap agreements ............................................................................ – 611 4,596
Translation of assets and liabilities in foreign currencies ................................... – 9 803
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 894,893 8,837 263 ,625
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,046,870 $ 14,213 $ 661,214

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
100
See accompanying notes.
Amounts in thousands
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Government Money
Market Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,016 $ 702 $ –
Dividends .................................................................................... 94,949 11 4,739
Withholding tax ............................................................................. (4,780) – –
Interest ....................................................................................... 26 41,933 66,603
Securities lending - net ......................................................................
481 1 –
Total Income 91,692 42,647 71,342
Expenses:
Management and investment advisory fees ................................................. 29,700 7,512 4,714
Distribution f ees - Class A .................................................................. 271 412 N/A
Distribution f ees - Class C .................................................................. 317 331 N/A
Distribution f ees - Class J ................................................................... N/A 156 N/A
Distribution f ees - R-1 ...................................................................... N/A 9 N/A
Distribution f ees - R-2 ...................................................................... N/A 13 N/A
Distribution f ees - R-3 ...................................................................... 1 26 N/A
Distribution f ees - R-4 ...................................................................... – 10 N/A
Administrative service fees - R-1 ........................................................... N/A 8 N/A
Administrative service fees - R-2 ........................................................... N/A 8 N/A
Administrative service fees - R-3 ........................................................... – 7 N/A
Administrative service fees - R-4 ........................................................... – 3 N/A
Administrative service fees - R-5 ........................................................... – 2 N/A
Registration fees - Class A .................................................................. 29 17 N/A
Registration fees - Class C .................................................................. 17 15 N/A
Registration fees - Class J ................................................................... N/A 17 N/A
Registration fees - Institutional ............................................................. 108 91 1
Registration fees - R-6 ...................................................................... 23 N/A N/A
Service fees - R-1 ........................................................................... N/A 7 N/A
Service fees - R-2 ........................................................................... N/A 11 N/A
Service fees - R-3 ........................................................................... 1 26 N/A
Service fees - R-4 ........................................................................... – 24 N/A
Service fees - R-5 ........................................................................... – 55 N/A
Shareholder meeting expense - Class A ..................................................... 10 26 N/A
Shareholder meeting expense - Class C ..................................................... 3 3 N/A
Shareholder meeting expense - Class J ..................................................... N/A 18 N/A
Shareholder meeting expense - Institutional ................................................ 323 15 –
Shareholder meeting expense - R-6 ......................................................... 5 N/A N/A
Shareholder reports - Class A ............................................................... 21 47 N/A
Shareholder reports - Class C ............................................................... 8 7 N/A
Shareholder reports - Class J ................................................................ N/A 60 N/A
Shareholder reports - Institutional .......................................................... 917 9 1
Shareholder reports - R-6 ................................................................... 15 N/A N/A
Transfer agent fees - Class A ................................................................ 188 308 N/A
Transfer agent fees - Class C ................................................................ 47 48 N/A
Transfer agent fees - Class J ................................................................ N/A 171 N/A
Transfer agent fees - Institutional ........................................................... 3,821 339 7
Chief compliance officer expenses .......................................................... 5 2 4
Custodian fees ............................................................................... 198 6 41
Directors' expenses .......................................................................... 69 34 67
Professional fees ............................................................................ 78 40 35
Other expenses .............................................................................. 29 15 22
Total Gross Expenses 36,204 9,908 4,892
Less: Reimbursement from Manager ....................................................... – – 310
Less: Reimbursement from Manager - Class C ............................................. – 32 N/A
Less: Reimbursement from Manager - Institutional ........................................ 3,410 194 177
Less: Reimbursement from Manager - R-1 ................................................. N/A 3 N/A
Less: Reimbursement from Manager - R-2 ................................................. N/A 4 N/A
Less: Reimbursement from Manager - R-3 ................................................. – 10 N/A
Less: Reimbursement from Manager - R-4 ................................................. – 9 N/A
Less: Reimbursement from Manager - R-5 ................................................. – 21 N/A
Less: Reimbursement from Distributor - Class A ........................................... – 73 N/A
Less: Reimbursement from Distributor - Class J ........................................... N/A 31 N/A
Total Net Expenses 32,794 9,531 4,405
Net Investment Income (Loss) 58,898 33,116 66,937

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
101
See accompanying notes.
Amounts in thousands
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Government Money
Market Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 149,040 (2,145) (30)
Foreign currency transactions ............................................................... (166) – –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 500,875 91,768 –
Futures contracts ............................................................................ – 1,519 –
Translation of assets and liabilities in foreign currencies ................................... 5 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 649,754 91,142 (30)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 708,652 $ 124,258 $ 66,907

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
102
See accompanying notes.
Amounts in thousands High Income Fund
(a)
High Yield Fund Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 2,528 $ 1,682 $ 2,551
Dividends .................................................................................... 25 54 (5,749)
(b)
Interest ....................................................................................... 236,798 179,952 116,777
Securities lending - net ......................................................................
200 48 31
Total Income 239,551 181,736 113,610
Expenses:
Management and investment advisory fees ................................................. 20,720 14,617 16,042
Distribution fees - Class A .................................................................. 15 1,668 606
Distribution fees - Class C .................................................................. N/A 2,076 503
Distribution fees - Class J ................................................................... N/A N/A 137
Distribution fees - R-1 ...................................................................... N/A N/A 54
Distribution fees - R-2 ...................................................................... N/A N/A 6
Distribution fees - R-3 ...................................................................... N/A N/A 68
Distribution fees - R-4 ...................................................................... N/A N/A 19
Administrative service fees - R-1 ........................................................... N/A N/A 43
Administrative service fees - R-2 ........................................................... N/A N/A 4
Administrative service fees - R-3 ........................................................... N/A N/A 19
Administrative service fees - R-4 ........................................................... N/A N/A 6
Administrative service fees - R-5 ........................................................... N/A N/A 4
Registration fees - Class A .................................................................. 19 47 32
Registration fees - Class C .................................................................. N/A 19 18
Registration fees - Class J ................................................................... N/A N/A 18
Registration fees - Institutional ............................................................. 27 46 34
Registration fees - R-6 ...................................................................... N/A 17 44
Service fees - R-1 ........................................................................... N/A N/A 39
Service fees - R-2 ........................................................................... N/A N/A 5
Service fees - R-3 ........................................................................... N/A N/A 68
Service fees - R-4 ........................................................................... N/A N/A 47
Service fees - R-5 ........................................................................... N/A N/A 86
Shareholder meeting expense - Class A ..................................................... 1 84 18
Shareholder meeting expense - Class C ..................................................... N/A 29 6
Shareholder meeting expense - Class J ..................................................... N/A N/A 8
Shareholder meeting expense - Institutional ................................................ 1 169 19
Shareholder meeting expense - R-6 ......................................................... N/A 4 –
Shareholder reports - Class A ............................................................... 4 115 46
Shareholder reports - Class C ............................................................... N/A 41 16
Shareholder reports - Class J ................................................................ N/A N/A 39
Shareholder reports - Institutional .......................................................... 9 309 23
Shareholder reports - R-6 ................................................................... N/A 8 1
Transfer agent fees - Class A ................................................................ 19 917 276
Transfer agent fees - Class C ................................................................ N/A 224 77
Transfer agent fees - Class J ................................................................ N/A N/A 87
Transfer agent fees - Institutional ........................................................... 88 1,596 477
Chief compliance officer expenses .......................................................... 5 4 4
Custodian fees ............................................................................... 66 10 5
Directors' expenses .......................................................................... 68 60 75
Professional fees ............................................................................ 55 55 53
Other expenses .............................................................................. 29 29 31
Total Gross Expenses 21,126 22,144 19,163
Less: Reimbursement from Manager ....................................................... 158 – –
Less: Reimbursement from Manager - Class A ............................................. 33 – –
Less: Reimbursement from Manager - Institutional ........................................ – 704 91
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 27
Total Net Expenses 20,935 21,440 19,045
Net Investment Income (Loss) 218,616 160,296 94,565

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
103
See accompanying notes.
Amounts in thousands High Income Fund
(a)
High Yield Fund Income Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (73,788) (30,593) 15,474
Foreign currency transactions ............................................................... – (2) –
Swap agreements ............................................................................ 3,760 426 –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 24,148 52,777 208,335
Swap agreements ............................................................................ 843 (247) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and swap agreements (45,037) 22,361 223,809
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 173,579 $ 182,657 $ 318,374
(a)
Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
(b)
Contra-income is a result of a prior year dividend income adjustment for return of capit al, which reduced cost basis of underlying security.

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
104
See accompanying notes.
Amounts in thousands
Inflation Protection
Fund
(a)
International
Emerging Markets
Fund International Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 262 $ 207 $ 78
Dividends .................................................................................... – 17,155 12,820
Withholding tax ............................................................................. – (1,402) (1,051)
Interest ....................................................................................... 35,408 9 –
Securities lending - net ......................................................................
21 5 8
Total Income 35,691 15,974 11,855
Expenses:
Management and investment advisory fees ................................................. 6,102 6,956 3,173
Distribution fees - Class A .................................................................. 27 199 23
Distribution fees - Class C .................................................................. 6 93 N/A
Distribution fees - Class J ................................................................... 9 138 N/A
Distribution fees - R-1 ...................................................................... 4 7 6
Distribution fees - R-2 ...................................................................... 2 6 5
Distribution fees - R-3 ...................................................................... 16 15 8
Distribution fees - R-4 ...................................................................... 1 6 5
Administrative service fees - R-1 ........................................................... 3 6 5
Administrative service fees - R-2 ........................................................... 1 4 4
Administrative service fees - R-3 ........................................................... 5 4 2
Administrative service fees - R-4 ........................................................... – 2 2
Administrative service fees - R-5 ........................................................... – 1 –
Registration fees - Class A .................................................................. 17 16 16
Registration fees - Class C .................................................................. 3 13 N/A
Registration fees - Class J ................................................................... 15 15 N/A
Registration fees - Institutional ............................................................. 30 16 14
Registration fees - R-6 ...................................................................... N/A 21 28
Service fees - R-1 ........................................................................... 3 5 5
Service fees - R-2 ........................................................................... 1 5 4
Service fees - R-3 ........................................................................... 16 15 8
Service fees - R-4 ........................................................................... 3 14 12
Service fees - R-5 ........................................................................... 8 31 7
Shareholder meeting expense - Class A ..................................................... 4 20 2
Shareholder meeting expense - Class C ..................................................... N/A 3 N/A
Shareholder meeting expense - Class J ..................................................... 1 22 N/A
Shareholder meeting expense - Institutional ................................................ – 14 10
Shareholder reports - Class A ............................................................... 5 44 5
Shareholder reports - Class C ............................................................... – 7 N/A
Shareholder reports - Class J ................................................................ 5 82 N/A
Shareholder reports - Institutional .......................................................... 1 5 6
Transfer agent fees - Class A ................................................................ 33 202 27
Transfer agent fees - Class C ................................................................ 3 35 N/A
Transfer agent fees - Class J ................................................................ 23 200 N/A
Transfer agent fees - Institutional ........................................................... 38 152 98
Chief compliance officer expenses .......................................................... 2 1 –
Custodian fees ............................................................................... 38 283 141
Directors' expenses .......................................................................... 35 14 10
Professional fees ............................................................................ 60 104 66
Other expenses .............................................................................. 17 67 20
Total Gross Expenses 6,537 8,843 3,712
Less: Reimbursement from Manager ....................................................... – 684 439
Less: Reimbursement from Manager - Class A ............................................. 30 155 29
Less: Reimbursement from Manager - Class C ............................................. 4 23 N/A
Less: Reimbursement from Manager - Class J .............................................. 4 205 N/A
Less: Reimbursement from Manager - Institutional ........................................ – 116 37
Less: Reimbursement from Manager - R-6 ................................................. N/A 62 80
Less: Reimbursement from Distributor - Class J ........................................... 2 28 N/A
Total Net Expenses 6,497 7,570 3,127
Net Investment Income (Loss) 29,194 8,404 8,728

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
105
See accompanying notes.
Amounts in thousands
Inflation Protection
Fund
(a)
International
Emerging Markets
Fund International Fund I
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 8,653 9 , 593 (13,553)
Foreign currency contracts .................................................................. 4,757 – –
Foreign currency transactions ............................................................... 956 (1,969) (329)
Futures contracts ............................................................................ (15,702) – –
Options and swaptions ...................................................................... (773) – –
Swap agreements ............................................................................ (10,622) – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $0, $124 and $0, respectively) ........................ 113,311 2 5 , 869 50,778
Foreign currency contracts .................................................................. (2,593) – –
Futures contracts ............................................................................ 1,282 – –
Options and swaptions ...................................................................... (2,085) – –
Swap agreements ............................................................................ (316) – –
Translation of assets and liabilities in foreign currencies ................................... 83 154 43
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements 96,951 33,647 36,939
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 126,145 $ 42,051 $ 45,667
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
106
See accompanying notes.
Amounts in thousands
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 3,245 $ 1,809 $ 1,279
Dividends .................................................................................... 68,277 123,598 61,732
Withholding tax ............................................................................. (349) – (114)
Interest ....................................................................................... 72 86 18
Securities lending - net ......................................................................
84 2 4
Total Income 71,329 125,495 62,919
Expenses:
Management and investment advisory fees ................................................. 51,967 8,578 16,084
Distribution fees - Class A .................................................................. 156 609 N/A
Distribution fees - Class C .................................................................. N/A 645 N/A
Distribution fees - Class J ................................................................... 293 994 109
Distribution fees - R-1 ...................................................................... 28 52 15
Distribution fees - R-2 ...................................................................... 25 61 7
Distribution fees - R-3 ...................................................................... 235 453 14
Distribution fees - R-4 ...................................................................... 81 145 4
Administrative service fees - R-1 ........................................................... 22 42 12
Administrative service fees - R-2 ........................................................... 17 40 5
Administrative service fees - R-3 ........................................................... 66 127 4
Administrative service fees - R-4 ........................................................... 24 44 1
Administrative service fees - R-5 ........................................................... 27 31 1
Registration fees - Class A .................................................................. 20 29 N/A
Registration fees - Class C .................................................................. N/A 19 N/A
Registration fees - Class J ................................................................... 23 23 15
Registration fees - Institutional ............................................................. 30 50 27
Registration fees - R-6 ...................................................................... 82 N/A N/A
Service fees - R-1 ........................................................................... 20 38 11
Service fees - R-2 ........................................................................... 20 51 5
Service fees - R-3 ........................................................................... 235 453 14
Service fees - R-4 ........................................................................... 204 361 11
Service fees - R-5 ........................................................................... 677 777 25
Shareholder meeting expense - Class A ..................................................... 4 42 N/A
Shareholder meeting expense - Class C ..................................................... N/A 5 N/A
Shareholder meeting expense - Class J ..................................................... 14 48 11
Shareholder meeting expense - Institutional ................................................ 22 23 –
Shareholder meeting expense - R-6 ......................................................... 3 N/A N/A
Shareholder reports - Class A ............................................................... 10 85 N/A
Shareholder reports - Class C ............................................................... N/A 12 N/A
Shareholder reports - Class J ................................................................ 50 180 33
Shareholder reports - Institutional .......................................................... 39 40 3
Shareholder reports - R-6 ................................................................... 12 N/A N/A
Transfer agent fees - Class A ................................................................ 68 471 N/A
Transfer agent fees - Class C ................................................................ N/A 74 N/A
Transfer agent fees - Class J ................................................................ 138 453 106
Transfer agent fees - Institutional ........................................................... 2,017 414 32
Chief compliance officer expenses .......................................................... 11 7 3
Custodian fees ............................................................................... 38 9 24
Directors' expenses .......................................................................... 185 118 47
Professional fees ............................................................................ 33 30 34
Other expenses .............................................................................. 68 102 18
Total Gross Expenses 56,964 15,735 16,675
Less: Reimbursement from Manager ....................................................... 1,387 – 1,348
Less: Reimbursement from Manager - Class C ............................................. N/A 16 N/A
Less: Reimbursement from Distributor - Class J ........................................... 59 199 22
Total Net Expenses 55,518 15,520 15,305
Net Investment Income (Loss) 15,811 109,975 47,614

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
107
See accompanying notes.
Amounts in thousands
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 820,666 124,310 88,538
Investment transactions in affiliated Funds ................................................. (11) – –
Futures contracts ............................................................................ 2,002 13,768 (115)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 584,874 511,302 107,069
Investments in affiliated Funds .............................................................. 123 – 55
Futures contracts ............................................................................ 572 4,319 676
Net Realized and Unrealized Gain (Loss) on investments and futures 1,408,226 653,699 196,223
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,424,037 $ 763,674 $ 243,837

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
108
See accompanying notes.
Amounts in thousands MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 143 $ 72 $ 495
Dividends .................................................................................... 165,505 814 7,094
Withholding tax ............................................................................. (3,857) – (25)
Interest ....................................................................................... 2 – 9
Securities lending - net ......................................................................
284 – 10
Total Income 162,077 886 7,583
Expenses:
Management and investment advisory fees ................................................. 91,161 1,144 10,372
Distribution fees - Class A .................................................................. 3,853 N/A N/A
Distribution fees - Class C .................................................................. 2,403 N/A N/A
Distribution fees - Class J ................................................................... 451 107 58
Distribution fees - R-1 ...................................................................... 312 5 6
Distribution fees - R-2 ...................................................................... 69 8 5
Distribution fees - R-3 ...................................................................... 233 30 7
Distribution fees - R-4 ...................................................................... 88 4 3
Administrative service fees - R-1 ........................................................... 250 4 4
Administrative service fees - R-2 ........................................................... 46 5 3
Administrative service fees - R-3 ........................................................... 65 9 2
Administrative service fees - R-4 ........................................................... 27 1 1
Administrative service fees - R-5 ........................................................... 35 2 1
Registration fees - Class A .................................................................. 33 N/A N/A
Registration fees - Class C .................................................................. 16 N/A N/A
Registration fees - Class J ................................................................... 16 17 15
Registration fees - Institutional ............................................................. 64 15 24
Registration fees - R-6 ...................................................................... 43 N/A N/A
Service fees - R-1 ........................................................................... 223 3 4
Service fees - R-2 ........................................................................... 57 6 5
Service fees - R-3 ........................................................................... 233 30 7
Service fees - R-4 ........................................................................... 220 12 8
Service fees - R-5 ........................................................................... 877 59 15
Shareholder meeting expense - Class A ..................................................... 110 N/A N/A
Shareholder meeting expense - Class C ..................................................... 13 N/A N/A
Shareholder meeting expense - Class J ..................................................... 25 7 5
Shareholder meeting expense - Institutional ................................................ 646 1 1
Shareholder meeting expense - R-6 ......................................................... 14 N/A N/A
Shareholder reports - Class A ............................................................... 215 N/A N/A
Shareholder reports - Class C ............................................................... 30 N/A N/A
Shareholder reports - Class J ................................................................ 89 25 16
Shareholder reports - Institutional .......................................................... 1,882 5 1
Shareholder reports - R-6 ................................................................... 88 N/A N/A
Transfer agent fees - Class A ................................................................ 1,807 N/A N/A
Transfer agent fees - Class C ................................................................ 216 N/A N/A
Transfer agent fees - Class J ................................................................ 230 75 57
Transfer agent fees - Institutional ........................................................... 9,828 58 6
Chief compliance officer expenses .......................................................... 20 – 1
Custodian fees ............................................................................... 8 3 17
Directors' expenses .......................................................................... 340 6 25
Professional fees ............................................................................ 39 23 25
Other expenses .............................................................................. 314 4 9
Total Gross Expenses 116,689 1,668 10,703
Less: Reimbursement from Manager ....................................................... – – 851
Less: Reimbursement from Manager - Institutional ........................................ – 31 –
Less: Reimbursement from Distributor - Class J ........................................... 90 21 12
Total Net Expenses 116,599 1,616 9,840
Net Investment Income (Loss) 45,478 (730) (2,257)

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
109
See accompanying notes.
Amounts in thousands MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 835,172 8,744 90,065
Investment transactions in affiliated Funds ................................................. – – (7)
Futures contracts ............................................................................ – – (222)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 2,978,937 8,923 83,367
Investments in affiliated Funds .............................................................. – – 22
Investment in affiliated securities ........................................................... 79,001 – –
Futures contracts ............................................................................ – – 618
Net Realized and Unrealized Gain (Loss) on investments and futures 3,893,110 17,667 173,843
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,938,588 $ 16,937 $ 171,586

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
110
See accompanying notes.
Amounts in thousands
MidCap S&P 400
Index Fund
MidCap Value Fund
I
(a)
Money Market Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 573 $ 775 $ –
Dividends .................................................................................... 21,073 34,825 554
Withholding tax ............................................................................. (11) (5) –
Interest ....................................................................................... 26 26 11,856
Securities lending - net ......................................................................
78 13 –
Total Income 21,739 35,634 12,410
Expenses:
Management and investment advisory fees ................................................. 1,972 12,785 2,035
Distribution f ees - Class A .................................................................. N/A 35 –
Distribution f ees - Class J ................................................................... 181 169 402
Distribution f ees - R-1 ...................................................................... 33 11 N/A
Distribution f ees - R-2 ...................................................................... 43 8 N/A
Distribution f ees - R-3 ...................................................................... 224 29 N/A
Distribution f ees - R-4 ...................................................................... 62 10 N/A
Administrative service fees - R-1 ........................................................... 26 8 N/A
Administrative service fees - R-2 ........................................................... 28 6 N/A
Administrative service fees - R-3 ........................................................... 63 8 N/A
Administrative service fees - R-4 ........................................................... 19 3 N/A
Administrative service fees - R-5 ........................................................... 16 3 N/A
Registration fees - Class A .................................................................. N/A 17 36
Registration fees - Class J ................................................................... 17 14 37
Registration fees - Institutional ............................................................. 21 40 N/A
Registration fees - R-6 ...................................................................... 35 28 N/A
Service fees - R-1 ........................................................................... 24 8 N/A
Service fees - R-2 ........................................................................... 35 7 N/A
Service fees - R-3 ........................................................................... 224 29 N/A
Service fees - R-4 ........................................................................... 155 26 N/A
Service fees - R-5 ........................................................................... 391 67 N/A
Shareholder meeting expense - Class A ..................................................... N/A 6 33
Shareholder meeting expense - Class J ..................................................... 11 23 35
Shareholder meeting expense - Institutional ................................................ 22 18 N/A
Shareholder reports - Class A ............................................................... N/A 9 61
Shareholder reports - Class J ................................................................ 40 67 155
Shareholder reports - Institutional .......................................................... 34 18 N/A
Shareholder reports - R-6 ................................................................... 3 – N/A
Transfer agent fees - Class A ................................................................ N/A 37 329
Transfer agent fees - Class J ................................................................ 112 167 278
Transfer agent fees - Institutional ........................................................... 186 231 N/A
Chief compliance officer expenses .......................................................... 2 2 1
Custodian fees ............................................................................... 9 45 12
Directors' expenses .......................................................................... 29 50 12
Professional fees ............................................................................ 25 25 34
Other expenses .............................................................................. 41 14 6
Total Gross Expenses 4,083 14,023 3,466
Less: Reimbursement from Manager ....................................................... – 765 –
Less: Reimbursement from Manager - Class A ............................................. N/A – 247
Less: Reimbursement from Manager - Institutional ........................................ – 92 N/A
Less: Reimbursement from Distributor - Class J ........................................... 36 34 402
Total Net Expenses 4,047 13,132 2,817
Net Investment Income (Loss) 17,692 22,502 9,593
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 73,419 94,119 128
Investment transactions in affiliated Funds ................................................. – 13 –
Futures contracts ............................................................................ 4,116 (1,266) –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 22,107 25,771 –
Investments in affiliated Funds .............................................................. – 14 –
Futures contracts ............................................................................ 285 835 –
Net Realized and Unrealized Gain (Loss) on investments and futures 99,927 119,486 128
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 117,619 $ 141,988 $ 9,721
(a)
Class A and R-6 commenced operations on April 2, 2019.

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
112
See accompanying notes.
Amounts in thousands Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,306 $ 797 $ 22,331
Dividends .................................................................................... 118,659 33,669 –
Withholding tax ............................................................................. (8,884) (122) –
Interest ....................................................................................... 17 7 –
Securities lending - net ......................................................................
77 1 –
Total Income 111,175 34,352 22,331
Expenses:
Management and investment advisory fees ................................................. 29,657 8,447 N/A
Distribution f ees - Class A .................................................................. N/A 2,384 67
Distribution f ees - Class C .................................................................. N/A 429 N/A
Distribution f ees - Class J ................................................................... N/A N/A 319
Distribution f ees - R-1 ...................................................................... – 7 15
Distribution f ees - R-2 ...................................................................... – 8 17
Distribution f ees - R-3 ...................................................................... 1 40 69
Distribution f ees - R-4 ...................................................................... 1 17 14
Administrative service fees - R-1 ........................................................... – 6 12
Administrative service fees - R-2 ........................................................... – 5 11
Administrative service fees - R-3 ........................................................... 1 11 19
Administrative service fees - R-4 ........................................................... – 5 4
Administrative service fees - R-5 ........................................................... – 4 4
Registration fees - Class A .................................................................. N/A 120 15
Registration fees - Class C .................................................................. N/A 18 N/A
Registration fees - Class J ................................................................... N/A N/A 15
Registration fees - Institutional ............................................................. 20 38 33
Service fees - R-1 ........................................................................... – 5 11
Service fees - R-2 ........................................................................... – 7 14
Service fees - R-3 ........................................................................... 1 40 69
Service fees - R-4 ........................................................................... 1 42 35
Service fees - R-5 ........................................................................... 2 93 97
Shareholder meeting expense - Class A ..................................................... N/A 64 2
Shareholder meeting expense - Class C ..................................................... N/A 4 N/A
Shareholder meeting expense - Class J ..................................................... N/A N/A 7
Shareholder meeting expense - Institutional ................................................ 14 13 –
Shareholder reports - Class A ............................................................... N/A 118 2
Shareholder reports - Class C ............................................................... N/A 9 N/A
Shareholder reports - Class J ................................................................ N/A N/A 23
Shareholder reports - Institutional .......................................................... 3 8 1
Transfer agent fees - Class A ................................................................ N/A 892 30
Transfer agent fees - Class C ................................................................ N/A 60 N/A
Transfer agent fees - Class J ................................................................ N/A N/A 85
Transfer agent fees - Institutional ........................................................... 234 129 21
Chief compliance officer expenses .......................................................... 4 2 1
Custodian fees ............................................................................... 608 5 –
Directors' expenses .......................................................................... 59 40 18
Professional fees ............................................................................ 83 25 23
Other expenses .............................................................................. 27 19 8
Total Gross Expenses 30,716 13,114 1,061
Less: Reimbursement from Manager ....................................................... 1,814 – –
Less: Reimbursement from Manager - Class A ............................................. N/A – 17
Less: Reimbursement from Manager - Institutional ........................................ – 305 –
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 64
Total Net Expenses 28,902 12,809 980
Net Investment Income (Loss) 82,273 21,543 21,351

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
113
See accompanying notes.
Amounts in thousands Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... (89,727) 144,409 –
Investment transactions in affiliated Funds ................................................. 19 – 19,228
Foreign currency transactions ............................................................... (986) – –
Futures contracts ............................................................................ 309 – –
Capital gain distribution received from affiliated Funds .................................... – – 16,956
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 138,499 115,262 –
Investments in affiliated Funds .............................................................. 22 – 12,294
Futures contracts ............................................................................ 324 – –
Translation of assets and liabilities in foreign currencies ................................... 278 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 48,738 259,671 48,478
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 131,011 $ 281,214 $ 69,829

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
114
See accompanying notes.
Amounts in thousands
Principal LifeTime
2015 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 12,433 $ 112,022 $ 39,754
Total Income 12,433 112,022 39,754
Expenses:
Distribution f ees - Class A .................................................................. N/A 253 N/A
Distribution f ees - Class J ................................................................... N/A 1,315 N/A
Distribution f ees - R-1 ...................................................................... 14 79 40
Distribution f ees - R-2 ...................................................................... 10 73 41
Distribution f ees - R-3 ...................................................................... 102 342 343
Distribution f ees - R-4 ...................................................................... 20 91 71
Administrative service fees - R-1 ........................................................... 11 63 32
Administrative service fees - R-2 ........................................................... 7 48 27
Administrative service fees - R-3 ........................................................... 28 96 96
Administrative service fees - R-4 ........................................................... 6 27 21
Administrative service fees - R-5 ........................................................... 4 23 14
Registration fees - Class A .................................................................. N/A 16 N/A
Registration fees - Class J ................................................................... N/A 25 N/A
Registration fees - Institutional ............................................................. 21 82 42
Service fees - R-1 ........................................................................... 10 57 29
Service fees - R-2 ........................................................................... 8 60 34
Service fees - R-3 ........................................................................... 102 342 343
Service fees - R-4 ........................................................................... 49 228 176
Service fees - R-5 ........................................................................... 105 561 333
Shareholder meeting expense - Class A ..................................................... N/A 6 N/A
Shareholder meeting expense - Class J ..................................................... N/A 29 N/A
Shareholder reports - Class A ............................................................... N/A 10 N/A
Shareholder reports - Class J ................................................................ N/A 98 N/A
Shareholder reports - Institutional .......................................................... 1 2 1
Transfer agent fees - Class A ................................................................ N/A 92 N/A
Transfer agent fees - Class J ................................................................ N/A 269 N/A
Transfer agent fees - Institutional ........................................................... 4 69 14
Chief compliance officer expenses .......................................................... 1 5 2
Directors' expenses .......................................................................... 11 89 34
Professional fees ............................................................................ 22 26 24
Other expenses .............................................................................. 4 36 13
Total Gross Expenses 540 4,512 1,730
Less: Reimbursement from Distributor - Class J ........................................... N/A 263 N/A
Total Net Expenses 540 4,249 1,730
Net Investment Income (Loss) 11,893 107,773 38,024
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 29,758 121,998 20,007
Capital gain distribution received from affiliated Funds .................................... 12,771 146,111 62,356
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (15,424) 44,808 43,098
Net Realized and Unrealized Gain (Loss) on investments 27,105 312,917 125,461
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 38,998 $ 420,690 $ 163,485

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
115
See accompanying notes.
Amounts in thousands
Principal LifeTime
2030 Fund
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 133,576 $ 28,508 $ 83,755
Total Income 133,576 28,508 83,755
Expenses:
Distribution f ees - Class A .................................................................. 300 N/A 225
Distribution f ees - Class J ................................................................... 1,748 N/A 1,080
Distribution f ees - R-1 ...................................................................... 79 33 64
Distribution f ees - R-2 ...................................................................... 79 37 67
Distribution f ees - R-3 ...................................................................... 390 224 254
Distribution f ees - R-4 ...................................................................... 107 52 77
Administrative service fees - R-1 ........................................................... 63 27 51
Administrative service fees - R-2 ........................................................... 53 25 45
Administrative service fees - R-3 ........................................................... 109 63 71
Administrative service fees - R-4 ........................................................... 32 15 23
Administrative service fees - R-5 ........................................................... 27 11 18
Registration fees - Class A .................................................................. 19 N/A 17
Registration fees - Class J ................................................................... 20 N/A 20
Registration fees - Institutional ............................................................. 102 39 71
Service fees - R-1 ........................................................................... 56 24 46
Service fees - R-2 ........................................................................... 66 31 56
Service fees - R-3 ........................................................................... 390 224 253
Service fees - R-4 ........................................................................... 267 129 193
Service fees - R-5 ........................................................................... 660 277 459
Shareholder meeting expense - Class A ..................................................... 10 N/A 10
Shareholder meeting expense - Class J ..................................................... 46 N/A 36
Shareholder reports - Class A ............................................................... 17 N/A 16
Shareholder reports - Class J ................................................................ 156 N/A 120
Shareholder reports - Institutional .......................................................... 2 1 1
Transfer agent fees - Class A ................................................................ 127 N/A 117
Transfer agent fees - Class J ................................................................ 420 N/A 345
Transfer agent fees - Institutional ........................................................... 90 11 72
Chief compliance officer expenses .......................................................... 7 2 5
Directors' expenses .......................................................................... 114 27 79
Professional fees ............................................................................ 27 23 26
Other expenses .............................................................................. 44 10 31
Total Gross Expenses 5,627 1,285 3,948
Less: Reimbursement from Manager - Class A ............................................. 22 N/A 47
Less: Reimbursement from Distributor - Class J ........................................... 350 N/A 216
Total Net Expenses 5,255 1,285 3,685
Net Investment Income (Loss) 128,321 27,223 80,070
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 23,510 14,268 25,883
Capital gain distribution received from affiliated Funds .................................... 251,957 59,300 196,239
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 207,739 35,488 130,683
Net Realized and Unrealized Gain (Loss) on investments 483,206 109,056 352,805
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 611,527 $ 136,279 $ 432,875

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
116
See accompanying notes.
Amounts in thousands
Principal LifeTime
2045 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 18,949 $ 46,306 $ 8,566
Total Income 18,949 46,306 8,566
Expenses:
Distribution f ees - Class A .................................................................. N/A 180 N/A
Distribution f ees - Class J ................................................................... N/A 340 N/A
Distribution f ees - R-1 ...................................................................... 22 46 11
Distribution f ees - R-2 ...................................................................... 31 49 15
Distribution f ees - R-3 ...................................................................... 170 171 76
Distribution f ees - R-4 ...................................................................... 34 46 16
Administrative service fees - R-1 ........................................................... 17 37 9
Administrative service fees - R-2 ........................................................... 21 32 10
Administrative service fees - R-3 ........................................................... 48 48 21
Administrative service fees - R-4 ........................................................... 10 14 5
Administrative service fees - R-5 ........................................................... 8 11 4
Registration fees - Class A .................................................................. N/A 17 N/A
Registration fees - Class J ................................................................... N/A 17 N/A
Registration fees - Institutional ............................................................. 32 69 27
Service fees - R-1 ........................................................................... 16 33 8
Service fees - R-2 ........................................................................... 26 41 12
Service fees - R-3 ........................................................................... 170 171 76
Service fees - R-4 ........................................................................... 84 116 41
Service fees - R-5 ........................................................................... 196 282 90
Shareholder meeting expense - Class A ..................................................... N/A 11 N/A
Shareholder meeting expense - Class J ..................................................... N/A 19 N/A
Shareholder reports - Class A ............................................................... N/A 17 N/A
Shareholder reports - Class J ................................................................ N/A 62 N/A
Shareholder reports - Institutional .......................................................... 1 1 1
Transfer agent fees - Class A ................................................................ N/A 128 N/A
Transfer agent fees - Class J ................................................................ N/A 173 N/A
Transfer agent fees - Institutional ........................................................... 6 56 3
Chief compliance officer expenses .......................................................... 1 3 1
Directors' expenses .......................................................................... 20 50 12
Professional fees ............................................................................ 23 24 22
Other expenses .............................................................................. 7 19 4
Total Gross Expenses 943 2,283 464
Less: Reimbursement from Manager - Class A ............................................. N/A 83 N/A
Less: Reimbursement from Distributor - Class J ........................................... N/A 68 N/A
Total Net Expenses 943 2,132 464
Net Investment Income (Loss) 18,006 44,174 8,102
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 4,750 8,867 (238)
Capital gain distribution received from affiliated Funds .................................... 48,381 127,119 24,460
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 30,228 80,814 19,234
Net Realized and Unrealized Gain (Loss) on investments 83,359 216,800 43,456
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 101,365 $ 260,974 $ 51,558

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
117
See accompanying notes.
Amounts in thousands
Principal LifeTime
2060 Fund
Principal LifeTime
2065 Fund
Principal LifeTime
Hybrid 2015 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 6,184 $ 221 $ 1,522
Total Income 6,184 221 1,522
Expenses:
Distribution f ees - Class J ................................................................... 14 N/A 20
Distribution f ees - R-1 ...................................................................... 7 – N/A
Distribution f ees - R-2 ...................................................................... 6 1 N/A
Distribution f ees - R-3 ...................................................................... 27 5 –
Distribution f ees - R-4 ...................................................................... 6 – N/A
Administrative service fees - R-1 ........................................................... 5 1 N/A
Administrative service fees - R-2 ........................................................... 4 – N/A
Administrative service fees - R-3 ........................................................... 8 1 –
Administrative service fees - R-4 ........................................................... 2 – N/A
Administrative service fees - R-5 ........................................................... 2 – –
Registration fees - Class J ................................................................... 15 N/A 17
Registration fees - Institutional ............................................................. 35 15 16
Registration fees - R-6 ...................................................................... N/A N/A 17
Service fees - R-1 ........................................................................... 5 – N/A
Service fees - R-2 ........................................................................... 5 1 N/A
Service fees - R-3 ........................................................................... 27 5 –
Service fees - R-4 ........................................................................... 16 1 N/A
Service fees - R-5 ........................................................................... 40 1 –
Shareholder meeting expense - Class J ..................................................... 1 N/A –
Shareholder reports - Class J ................................................................ 4 N/A 1
Shareholder reports - Institutional .......................................................... 1 – –
Shareholder reports - R-6 ................................................................... N/A N/A 1
Transfer agent fees - Class J ................................................................ 24 N/A 14
Transfer agent fees - Institutional ........................................................... 14 – 4
Directors' expenses .......................................................................... 9 3 4
Professional fees ............................................................................ 22 22 22
Other expenses .............................................................................. 4 1 3
Total Gross Expenses 303 57 119
Less: Reimbursement from Manager - Class J .............................................. 22 N/A 14
Less: Reimbursement from Manager - Institutional ........................................ – 26 17
Less: Reimbursement from Manager - R-3 ................................................. – 3 –
Less: Reimbursement from Manager - R-4 ................................................. – 1 N/A
Less: Reimbursement from Manager - R-5 ................................................. – 1 –
Less: Reimbursement from Manager - R-6 ................................................. N/A N/A 23
Less: Reimbursement from Distributor - Class J ........................................... 3 N/A 4
Total Net Expenses 278 26 61
Net Investment Income (Loss) 5,906 195 1,461
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. (359) (19) (31)
Capital gain distribution received from affiliated Funds .................................... 18,014 619 870
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 15,962 860 7,802
Net Realized and Unrealized Gain (Loss) on investments 33,617 1,460 8,641
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 39,523 $ 1,655 $ 10,102
(a)
Class R-3 and R-5 commenced operations on March 1, 2019.

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
118
See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2020 Fund
(a)
Principal LifeTime
Hybrid 2025 Fund
(a)
Principal LifeTime
Hybrid 2030 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 4,141 $ 3,060 $ 3,776
Total Income 4,141 3,060 3,776
Expenses:
Distribution f ees - Class J ................................................................... 43 46 38
Registration fees - Class J ................................................................... 21 21 26
Registration fees - Institutional ............................................................. 17 18 18
Registration fees - R-6 ...................................................................... 18 19 19
Shareholder meeting expense - Class J ..................................................... 1 1 1
Shareholder reports - Class J ................................................................ 2 3 4
Shareholder reports - R-6 ................................................................... 1 1 1
Transfer agent fees - Class J ................................................................ 17 18 21
Transfer agent fees - Institutional ........................................................... 16 14 11
Directors' expenses .......................................................................... 9 7 8
Professional fees ............................................................................ 22 22 22
Other expenses .............................................................................. 4 3 3
Total Gross Expenses 171 173 172
Less: Reimbursement from Manager - Class J .............................................. – – 11
Less: Reimbursement from Manager - Institutional ........................................ 5 13 –
Less: Reimbursement from Manager - R-6 ................................................. 5 16 11
Less: Reimbursement from Distributor - Class J ........................................... 9 9 7
Total Net Expenses 152 135 143
Net Investment Income (Loss) 3,989 2,925 3,633
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. (159) (154) 7
Capital gain distribution received from affiliated Funds .................................... 3,175 3,287 5,026
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 26,595 17,712 21,265
Net Realized and Unrealized Gain (Loss) on investments 29,611 20,845 26,298
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 33,600 $ 23,770 $ 29,931
(a)
Class R-3 and R-5 commenced operations on March 1, 2019.

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
119
See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2035 Fund
(a)
Principal LifeTime
Hybrid 2040 Fund
(a)
Principal LifeTime
Hybrid 2045 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 2,117 $ 2,334 $ 1,142
Total Income 2,117 2,334 1,142
Expenses:
Distribution f ees - Class J ................................................................... 28 25 13
Registration fees - Class J ................................................................... 20 19 17
Registration fees - Institutional ............................................................. 17 16 15
Registration fees - R-6 ...................................................................... 19 18 17
Shareholder meeting expense - Class J ..................................................... 1 1 1
Shareholder reports - Class J ................................................................ 3 3 2
Shareholder reports - R-6 ................................................................... 1 1 1
Transfer agent fees - Class J ................................................................ 18 19 17
Transfer agent fees - Institutional ........................................................... 12 9 8
Directors' expenses .......................................................................... 6 6 4
Professional fees ............................................................................ 22 22 22
Other expenses .............................................................................. 3 3 3
Total Gross Expenses 150 142 120
Less: Reimbursement from Manager - Class J .............................................. 12 15 23
Less: Reimbursement from Manager - Institutional ........................................ 16 7 19
Less: Reimbursement from Manager - R-6 ................................................. 21 18 24
Less: Reimbursement from Distributor - Class J ........................................... 6 5 3
Total Net Expenses 95 97 51
Net Investment Income (Loss) 2,022 2,237 1,091
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. (125) (42) (94)
Capital gain distribution received from affiliated Funds .................................... 3,305 4,120 2,202
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 13,269 15,858 8,457
Net Realized and Unrealized Gain (Loss) on investments 16,449 19,936 10,565
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 18,471 $ 22,173 $ 11,656
(a)
Class R-3 and R-5 commenced operations on March 1, 2019.

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
120
See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2050 Fund
(a)
Principal LifeTime
Hybrid 2055 Fund
(a)
Principal LifeTime
Hybrid 2060 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,148 $ 320 $ 108
Total Income 1,148 320 108
Expenses:
Distribution f ees - Class J ................................................................... 11 4 1
Registration fees - Class J ................................................................... 16 16 16
Registration fees - Institutional ............................................................. 16 15 15
Registration fees - R-6 ...................................................................... 17 16 16
Shareholder meeting expense - Class J ..................................................... 1 1 –
Shareholder reports - Class J ................................................................ 2 2 1
Shareholder reports - R-6 ................................................................... 1 – –
Transfer agent fees - Class J ................................................................ 18 16 14
Transfer agent fees - Institutional ........................................................... 5 2 1
Directors' expenses .......................................................................... 4 3 3
Professional fees ............................................................................ 22 22 22
Other expenses .............................................................................. 3 2 2
Total Gross Expenses 116 99 91
Less: Reimbursement from Manager - Class J .............................................. 27 32 32
Less: Reimbursement from Manager - Institutional ........................................ 16 24 26
Less: Reimbursement from Manager - R-6 ................................................. 23 27 28
Less: Reimbursement from Distributor - Class J ........................................... 2 1 –
Total Net Expenses 48 15 5
Net Investment Income (Loss) 1,100 305 103
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. (22) (47) (8)
Capital gain distribution received from affiliated Funds .................................... 2,411 694 240
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 6,927 2,551 809
Net Realized and Unrealized Gain (Loss) on investments 9,316 3,198 1,041
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 10,416 $ 3,503 $ 1,144
(a)
Class R-3 and R-5 commenced operations on March 1, 2019.

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
121
See accompanying notes.
Amounts in thousands, except Principal LifeTime Hybrid 2065 Fund
Principal LifeTime
Hybrid 2065 Fund
(a)
Principal LifeTime
Hybrid Income Fund
(a)
Principal LifeTime
Strategic Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1 2, 447 $ 1,007 $ 12,644
Total Income 1 2, 447 1,007 12,644
Expenses:
Distribution fees - Class A .................................................................. N/A N/A 41
Distribution fees - Class J ................................................................... 784 9 100
Distribution fees - R-1 ...................................................................... N/A N/A 10
Distribution fees - R-2 ...................................................................... N/A N/A 13
Distribution fees - R-3 ...................................................................... 17 – 39
Distribution fees - R-4 ...................................................................... N/A N/A 8
Administrative service fees - R-1 ........................................................... N/A N/A 8
Administrative service fees - R-2 ........................................................... N/A N/A 9
Administrative service fees - R-3 ........................................................... 5 – 11
Administrative service fees - R-4 ........................................................... N/A N/A 2
Administrative service fees - R-5 ........................................................... – – 2
Registration fees - Class A .................................................................. N/A N/A 16
Registration fees - Class J ................................................................... 14 ,219 16 15
Registration fees - Institutional ............................................................. 1 3,850 16 35
Registration fees - R-6 ...................................................................... 1 6,580 17 N/A
Service fees - R-1 ........................................................................... N/A N/A 7
Service fees - R-2 ........................................................................... N/A N/A 11
Service fees - R-3 ........................................................................... 17 – 39
Service fees - R-4 ........................................................................... N/A N/A 19
Service fees - R-5 ........................................................................... 17 – 49
Shareholder meeting expense - Class A ..................................................... N/A N/A 1
Shareholder meeting expense - Class J ..................................................... 191 – 4
Shareholder meeting expense - Institutional ................................................ 150 – –
Shareholder meeting expense - R-6 ......................................................... 2 – –
Shareholder reports - Class A ............................................................... N/A N/A 2
Shareholder reports - Class J ................................................................ 253 1 10
Shareholder reports - Institutional .......................................................... 77 – 1
Shareholder reports - R-6 ................................................................... 97 – –
Transfer agent fees - Class A ................................................................ N/A N/A 25
Transfer agent fees - Class J ................................................................ 1 2,673 13 44
Transfer agent fees - Institutional ........................................................... 241 2 11
Chief compliance officer expenses .......................................................... 2 – 1
Directors' expenses .......................................................................... 2,711 4 12
Professional fees ............................................................................ 22 ,018 22 22
Other expenses .............................................................................. 2 ,152 2 6
Total Gross Expenses 86 ,056 102 573
Less: Reimbursement from Manager - Class A ............................................. N/A N/A 25
Less: Reimbursement from Manager - Class J .............................................. 3 8,655 23 –
Less: Reimbursement from Manager - Institutional ........................................ 1 8,731 20 –
Less: Reimbursement from Manager - R-3 ................................................. 151 – –
Less: Reimbursement from Manager - R-5 .................................................. 150 – –
Less: Reimbursement from Manager - R-6 ................................................. 26 ,334 27 N/A
Less: Reimbursement from Distributor - Class J ........................................... 157 2 20
Total Net Expenses 1,878 30 528
Net Investment Income (Loss) 1 0, 569 977 12,116
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. (31 5, 648 ) (15) 7,122
Capital gain distribution received from affiliated Funds .................................... 2 6,671 291 6,397
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 29 0,864 3,752 12,460
Net Realized and Unrealized Gain (Loss) on investments 1, 887 4,028 25,979
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1 2,456 $ 5,005 $ 38,095
(a)
Class R-3 and R-5 commenced operations on March 1, 2019.

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
122
See accompanying notes.
Amounts in thousands
Real Estate Securities
Fund
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,235 $ 119,049 $ 50,412
Dividends .................................................................................... 105,011 – –
Interest ....................................................................................... 5 – –
Total Income 106,251 119,049 50,412
Expenses:
Management and investment advisory fees ................................................. 34,712 12,374 4,637
Distribution f ees - Class A .................................................................. 779 5,287 1,327
Distribution f ees - Class C .................................................................. 487 4,514 1,780
Distribution f ees - Class J ................................................................... 245 1,585 957
Distribution f ees - R-1 ...................................................................... 14 11 9
Distribution f ees - R-2 ...................................................................... 41 9 1
Distribution f ees - R-3 ...................................................................... 100 64 33
Distribution f ees - R-4 ...................................................................... 37 19 19
Administrative service fees - R-1 ........................................................... 11 9 7
Administrative service fees - R-2 ........................................................... 27 6 1
Administrative service fees - R-3 ........................................................... 28 18 9
Administrative service fees - R-4 ........................................................... 11 6 5
Administrative service fees - R-5 ........................................................... 15 3 2
Registration fees - Class A .................................................................. 26 45 29
Registration fees - Class C .................................................................. 15 21 15
Registration fees - Class J ................................................................... 16 28 31
Registration fees - Institutional ............................................................. 86 31 26
Registration fees - R-6 ...................................................................... 36 N/A N/A
Service fees - R-1 ........................................................................... 10 8 6
Service fees - R-2 ........................................................................... 34 8 1
Service fees - R-3 ........................................................................... 100 64 33
Service fees - R-4 ........................................................................... 91 47 46
Service fees - R-5 ........................................................................... 363 89 44
Shareholder meeting expense - Class A ..................................................... 32 94 25
Shareholder meeting expense - Class C ..................................................... 5 22 8
Shareholder meeting expense - Class J ..................................................... 24 31 16
Shareholder meeting expense - Institutional ................................................ 82 1 1
Shareholder meeting expense - R-6 ......................................................... 6 N/A N/A
Shareholder reports - Class A ............................................................... 84 171 44
Shareholder reports - Class C ............................................................... 17 49 18
Shareholder reports - Class J ................................................................ 93 110 57
Shareholder reports - Institutional .......................................................... 481 5 1
Shareholder reports - R-6 ................................................................... 27 N/A N/A
Transfer agent fees - Class A ................................................................ 498 1,579 414
Transfer agent fees - Class C ................................................................ 80 350 144
Transfer agent fees - Class J ................................................................ 225 274 163
Transfer agent fees - Institutional ........................................................... 1,862 52 19
Chief compliance officer expenses .......................................................... 5 6 2
Custodian fees ............................................................................... 3 – –
Directors' expenses .......................................................................... 90 92 37
Professional fees ............................................................................ 27 27 24
Other expenses .............................................................................. 40 38 16
Total Gross Expenses 40,965 27,147 10,007
Less: Reimbursement from Manager - Class A ............................................. – – 3
Less: Reimbursement from Manager - Class C ............................................. – – 8
Less: Reimbursement from Manager - Institutional ........................................ 428 – 7
Less: Reimbursement from Distributor - Class J ........................................... 49 317 191
Total Net Expenses 40,488 26,830 9,798
Net Investment Income (Loss) 65,763 92,219 40,614
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ..................................................................... 85,723 – –
Investment transactions in affiliated Funds ................................................. – 32,825 4,330
Capital gain distribution received from affiliated Funds .................................... – 86,552 22,001
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 935,521 – –
Investments in affiliated Funds .............................................................. – 276,965 96,659
Net Realized and Unrealized Gain (Loss) on investments 1,021,244 396,342 122,990
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,087,007 $ 488,561 $ 163,604

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
123
See accompanying notes.
Amounts in thousands
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 66,029 $ 89,715 $ 36,208
Total Income 66,029 89,715 36,208
Expenses:
Management and investment advisory fees ................................................. 8,245 7,229 5,069
Distribution f ees - Class A .................................................................. 3,992 2,454 2,638
Distribution f ees - Class C .................................................................. 3,006 2,805 1,729
Distribution f ees - Class J ................................................................... 835 1,655 442
Distribution f ees - R-1 ...................................................................... 4 8 2
Distribution f ees - R-2 ...................................................................... 4 3 7
Distribution f ees - R-3 ...................................................................... 47 13 21
Distribution f ees - R-4 ...................................................................... 10 4 12
Administrative service fees - R-1 ........................................................... 3 6 1
Administrative service fees - R-2 ........................................................... 3 2 5
Administrative service fees - R-3 ........................................................... 13 4 6
Administrative service fees - R-4 ........................................................... 3 1 3
Administrative service fees - R-5 ........................................................... 3 1 2
Registration fees - Class A .................................................................. 35 54 29
Registration fees - Class C .................................................................. 16 17 16
Registration fees - Class J ................................................................... 20 38 19
Registration fees - Institutional ............................................................. 30 20 25
Service fees - R-1 ........................................................................... 3 6 1
Service fees - R-2 ........................................................................... 4 2 6
Service fees - R-3 ........................................................................... 47 13 21
Service fees - R-4 ........................................................................... 25 11 29
Service fees - R-5 ........................................................................... 64 22 40
Shareholder meeting expense - Class A ..................................................... 121 31 85
Shareholder meeting expense - Class C ..................................................... 23 13 15
Shareholder meeting expense - Class J ..................................................... 18 23 13
Shareholder meeting expense - Institutional ................................................ 2 1 1
Shareholder reports - Class A ............................................................... 148 59 126
Shareholder reports - Class C ............................................................... 39 27 33
Shareholder reports - Class J ................................................................ 64 81 43
Shareholder reports - Institutional .......................................................... 3 5 2
Transfer agent fees - Class A ................................................................ 1,253 623 940
Transfer agent fees - Class C ................................................................ 247 215 180
Transfer agent fees - Class J ................................................................ 168 212 113
Transfer agent fees - Institutional ........................................................... 34 52 22
Chief compliance officer expenses .......................................................... 4 3 2
Directors' expenses .......................................................................... 62 56 39
Professional fees ............................................................................ 25 25 24
Other expenses .............................................................................. 26 24 17
Total Gross Expenses 18,649 15,818 11,778
Less: Reimbursement from Manager - Class A ............................................. – 21 –
Less: Reimbursement from Manager - Class C ............................................. – 28 –
Less: Reimbursement from Manager - Institutional ........................................ – 2 –
Less: Reimbursement from Distributor - Class J ........................................... 167 331 88
Total Net Expenses 18,482 15,436 11,690
Net Investment Income (Loss) 47,547 74,279 24,518
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 3,111 (1,660) 7,406
Capital gain distribution received from affiliated Funds .................................... 83,172 13,360 56,209
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 221,815 160,339 148,864
Net Realized and Unrealized Gain (Loss) on investments 308,098 172,039 212,479
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 355,645 $ 246,318 $ 236,997

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
124
See accompanying notes.
Amounts in thousands
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,221 $ 377 $ 1,276
Dividends .................................................................................... – 7,802 7,271
Withholding tax ............................................................................. – (7) (31)
Interest ....................................................................................... 139,682 – 12
Securities lending - net ......................................................................
28 86 816
Total Income 140,931 8,258 9,344
Expenses:
Management and investment advisory fees ................................................. 19,743 4,880 19,383
Distribution fees - Class A .................................................................. 449 548 N/A
Distribution fees - Class C .................................................................. 603 294 N/A
Distribution fees - Class J ................................................................... 191 285 104
Distribution fees - R-1 ...................................................................... 2 8 7
Distribution fees - R-2 ...................................................................... 5 10 9
Distribution fees - R-3 ...................................................................... 34 27 36
Distribution fees - R-4 ...................................................................... 4 24 12
Administrative service fees - R-1 ........................................................... 2 7 6
Administrative service fees - R-2 ........................................................... 3 7 6
Administrative service fees - R-3 ........................................................... 10 7 10
Administrative service fees - R-4 ........................................................... 1 7 4
Administrative service fees - R-5 ........................................................... 1 2 4
Registration fees - Class A .................................................................. 35 19 N/A
Registration fees - Class C .................................................................. 18 15 N/A
Registration fees - Class J ................................................................... 18 15 18
Registration fees - Institutional ............................................................. 49 23 17
Registration fees - R-6 ...................................................................... N/A 21 52
Service fees - R-1 ........................................................................... 2 6 5
Service fees - R-2 ........................................................................... 4 8 8
Service fees - R-3 ........................................................................... 34 27 36
Service fees - R-4 ........................................................................... 10 60 30
Service fees - R-5 ........................................................................... 35 55 100
Shareholder meeting expense - Class A ..................................................... 16 33 N/A
Shareholder meeting expense - Class C ..................................................... 5 4 N/A
Shareholder meeting expense - Class J ..................................................... 12 25 8
Shareholder meeting expense - Institutional ................................................ 21 4 11
Shareholder meeting expense - R-6 ......................................................... N/A 1 1
Shareholder reports - Class A ............................................................... 29 66 N/A
Shareholder reports - Class C ............................................................... 10 10 N/A
Shareholder reports - Class J ................................................................ 37 90 34
Shareholder reports - Institutional .......................................................... 40 15 13
Shareholder reports - R-6 ................................................................... N/A 2 3
Transfer agent fees - Class A ................................................................ 308 363 N/A
Transfer agent fees - Class C ................................................................ 72 56 N/A
Transfer agent fees - Class J ................................................................ 112 231 88
Transfer agent fees - Institutional ........................................................... 797 88 113
Chief compliance officer expenses .......................................................... 6 1 2
Custodian fees ............................................................................... 12 3 66
Directors' expenses .......................................................................... 100 16 37
Professional fees ............................................................................ 45 24 26
Other expenses .............................................................................. 44 9 16
Total Gross Expenses 22,919 7,396 20,265
Less: Reimbursement from Manager ....................................................... – – 1,664
Less: Reimbursement from Manager - Institutional ........................................ 102 40 112
Less: Reimbursement from Manager - R-6 ................................................. N/A 17 12
Less: Reimbursement from Distributor - Class J ........................................... 38 57 21
Total Net Expenses 22,779 7,282 18,456
Net Investment Income (Loss) 118,152 976 (9,112)

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
125
See accompanying notes.
Amounts in thousands
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 17,597 41,296 145,868
Investment transactions in affiliated Funds ................................................. – – 4
Futures contracts ............................................................................ – – (40)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 107,667 3,345 35,230
Investments in affiliated Funds .............................................................. – – 9
Futures contracts ............................................................................ – – 137
Net Realized and Unrealized Gain (Loss) on investments and futures 125,264 44,641 181,208
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 243,416 $ 45,617 $ 172,096

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
126
See accompanying notes.
Amounts in thousands
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 593 $ 670 $ –
Dividends .................................................................................... 17,811 18,960 136
Withholding tax ............................................................................. (6) (6) –
Interest ....................................................................................... 29 6 18,751
Securities lending - net ......................................................................
177 97 3
Total Income 18,604 19,727 18,890
Expenses:
Management and investment advisory fees ................................................. 1,926 10,223 2,018
Distribution f ees - Class A .................................................................. N/A 19 769
Distribution f ees - Class C .................................................................. N/A N/A 328
Distribution f ees - Class J ................................................................... 261 25 N/A
Distribution f ees - R-1 ...................................................................... 41 3 N/A
Distribution f ees - R-2 ...................................................................... 37 5 N/A
Distribution f ees - R-3 ...................................................................... 258 19 N/A
Distribution f ees - R-4 ...................................................................... 64 5 N/A
Administrative service fees - R-1 ........................................................... 33 3 N/A
Administrative service fees - R-2 ........................................................... 25 3 N/A
Administrative service fees - R-3 ........................................................... 72 5 N/A
Administrative service fees - R-4 ........................................................... 19 2 N/A
Administrative service fees - R-5 ........................................................... 15 2 N/A
Registration fees - Class A .................................................................. N/A 15 39
Registration fees - Class C .................................................................. N/A N/A 23
Registration fees - Class J ................................................................... 17 15 N/A
Registration fees - Institutional ............................................................. 24 10 29
Registration fees - R-6 ...................................................................... 33 29 N/A
Service fees - R-1 ........................................................................... 29 2 N/A
Service fees - R-2 ........................................................................... 31 4 N/A
Service fees - R-3 ........................................................................... 258 19 N/A
Service fees - R-4 ........................................................................... 160 12 N/A
Service fees - R-5 ........................................................................... 371 52 N/A
Shareholder meeting expense - Class A ..................................................... N/A 2 21
Shareholder meeting expense - Class C ..................................................... N/A N/A 5
Shareholder meeting expense - Class J ..................................................... 19 3 N/A
Shareholder meeting expense - Institutional ................................................ 14 12 8
Shareholder meeting expense - R-6 ......................................................... – 1 N/A
Shareholder reports - Class A ............................................................... N/A 3 10
Shareholder reports - Class C ............................................................... N/A N/A 2
Shareholder reports - Class J ................................................................ 68 9 N/A
Shareholder reports - Institutional .......................................................... 42 6 5
Shareholder reports - R-6 ................................................................... 4 6 N/A
Transfer agent fees - Class A ................................................................ N/A 28 168
Transfer agent fees - Class C ................................................................ N/A N/A 37
Transfer agent fees - Class J ................................................................ 175 35 N/A
Transfer agent fees - Institutional ........................................................... 211 99 89
Chief compliance officer expenses .......................................................... 2 1 1
Custodian fees ............................................................................... 11 60 –
Directors' expenses .......................................................................... 28 23 11
Interest expense and fees .................................................................... – – 330
Professional fees ............................................................................ 25 30 51
Other expenses .............................................................................. 27 11 7
Total Gross Expenses 4,300 10,801 3,951
Less: Reimbursement from Manager ....................................................... – 417 –
Less: Reimbursement from Manager - Class A ............................................. N/A 31 –
Less: Reimbursement from Manager - Class C ............................................. N/A N/A 23
Less: Reimbursement from Manager - Institutional ........................................ – 93 74
Less: Reimbursement from Distributor - Class J ........................................... 52 5 N/A
Total Net Expenses 4,248 10,255 3,854
Net Investment Income (Loss) 14,356 9,472 15,036

Statements of Operatations
Principal Funds, Inc.
Year Ended October 31, 2019
127
See accompanying notes.
Amounts in thousands
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II
Tax-Exempt Bond
Fund
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 84,689 (18,778) 1,804
Investment transactions in affiliated Funds ................................................. – (8) –
Futures contracts ............................................................................ 4,358 (107) –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (61,447) 58,066 25,570
Investments in affiliated Funds .............................................................. – 23 –
Futures contracts ............................................................................ 1,776 535 –
Net Realized and Unrealized Gain (Loss) on investments and futures 29,376 39,731 27,374
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 43,732 $ 49,203 $ 42,410

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands California Municipal Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 14,246 $ 14,308
Net realized gain (loss) on investments ............................................................................................. (659) (3,470)
Net change in unrealized appreciation/depreciation of investments ................................................................
28,115 (15,591)
Net Increase (Decrease) in Net Assets Resulting from Operations 41,702 (4,753)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (12,644) (13,090)
Total Dividends and Distributions (12,644) (13,090)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
152,097 8,798
Total Increase (Decrease) in Net Assets 181,155 (9,045)
Net Assets
Beginning of period .................................................................................................................
413,115 422,160
End of period .......................................................................................................................
$ 594,270 $ 413,115
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................................................................... $ 189,226 $ 14,542 $ 77,493
Reinvested .................................................................................. 8,324 619 2,251
Redeemed ...................................................................................
(80,978) (9,333) (50,047)
Net Increase (Decrease) .........................................................................
$ 116,572 $ 5,828 $ 29,697
Shares:
Sold ....................................................................................... 17,822 1,370 7,350
Reinvested .................................................................................. 789 59 213
Redeemed ...................................................................................
(7,759) (892) (4,843)
Net Increase (Decrease) .........................................................................
10,852 537 2,720
Year Ended October 31, 2018
Dollars:
Sold ....................................................................................... $ 85,275 $ 7,518 $ 64,156
Reinvested .................................................................................. 8,359 744 2,357
Redeemed ...................................................................................
(89,935) (12,686) (56,990)
Net Increase (Decrease) .........................................................................
$ 3,699 $ (4,424) $ 9,523
Shares:
Sold ....................................................................................... 8,208 725 6,179
Reinvested .................................................................................. 808 72 227
Redeemed ...................................................................................
(8,668) (1,222) (5,505)
Net Increase (Decrease) .........................................................................
348 (425) 901
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................................... $ (8,917) $ (684) $ (3,043)
Total Dividends and Distributions
$ (8,917) $ (684) $ (3,043)
Year Ended October 31, 2018
From net investment income and net realized gain on investments ........................................... $ (9,089) $ (839) $ (3,162)
Total Dividends and Distributions
$ (9,089) $ (839) $ (3,162)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 95,946 $ 103,854
Net realized gain (loss) on investments, foreign currencies, futures and swap agreements ........................................ 57,716 (40,293)
Net change in unrealized appreciation/depreciation of investments, foreign currencies, futures, swap agreements and translation of assets & liabilities in foreign currencies .......................................................................
169,531 (144,026)
Net Increase (Decrease) in Net Assets Resulting from Operations 323,193 (80,465)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (99,460) (111,339)
Total Dividends and Distributions (99,460) (111,339)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(1,985,244) (157,162)
Total Increase (Decrease) in Net Assets (1,761,511) (348,966)
Net Assets
Beginning of period .................................................................................................................
3,221,422 3,570,388
End of period .......................................................................................................................
$ 1,459,911 $ 3,221,422
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold ........................... $ 15,438 $ 216 $ 7,879 $ 156,029 $ 1,159 $ 786 $ 5,945 $ 3,244 $ 9,099
Reinvested ...................... 2,331 25 3,787 89,891 110 102 457 308 1,220
Redeemed .......................
(13,040) (6,814) (15,387) (2,217,950) (1,149) (1,095) (6,015) (3,427) (18,393)
Net Increase (Decrease) .............
$ 4,729 $ (6,573) $ (3,721) $ (1,972,030) $ 120 $ (207) $ 387 $ 125 $ (8,074)
Shares:
Sold ........................... 1,446 21 721 14,513 108 74 550 296 851
Reinvested ...................... 216 2 348 8,351 10 9 43 28 114
Redeemed .......................
(1,210) (651) (1,419) (201,587) (106) (103) (558) (316) (1,730)
Net Increase (Decrease) .............
452 (628) (350) (178,723) 12 (20) 35 8 (765)
Year Ended October 31, 2018
Dollars:
Sold ........................... $ 5,163 $ 821 $ 5,668 $ 537,028 $ 1,136 $ 732 $ 3,276 $ 4,166 $ 7,125
Reinvested ...................... 2,426 157 4,251 101,620 117 129 532 398 1,537
Redeemed .......................
(15,171) (2,603) (18,269) (759,454) (1,637) (3,062) (7,343) (8,975) (16,930)
Net Increase (Decrease) .............
$ (7,582) $ (1,625) $ (8,350) $ (120,806) $ (384) $ (2,201) $ (3,535) $ (4,411) $ (8,268)
Shares:
Sold ........................... 480 77 524 50,618 106 69 308 385 667
Reinvested ...................... 228 15 396 9,536 11 12 50 37 145
Redeemed .......................
(1,420) (245) (1,696) (70,817) (153) (287) (689) (830) (1,585)
Net Increase (Decrease) .............
(712) (153) (776) (10,663) (36) (206) (331) (408) (773)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net
realized gain on investments .......... $ (2,427) $ (30) $ (3,817) $ (90,987) $ (110) $ (103) $ (457) $ (308) $ (1,221)
Total Dividends and Distributions
$ (2,427) $ (30) $ (3,817) $ (90,987) $ (110) $ (103) $ (457) $ (308) $ (1,221)
Year Ended October 31, 2018
From net investment income and net
realized gain on investments .......... $ (2,550) $ (166) $ (4,284) $ (101,621) $ (117) $ (131) $ (533) $ (399) $ (1,538)
Total Dividends and Distributions
$ (2,550) $ (166) $ (4,284) $ (101,621) $ (117) $ (131) $ (533) $ (399) $ (1,538)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified International Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 231,267 $ 232,314
Net realized gain (loss) on investments and foreign currencies .................................................................... (345,465) 545,332
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
1,147,080 (2,091,430)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,032,882 (1,313,784)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (700,745) (217,968)
Total Dividends and Distributions (700,745) (217,968)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
766,391 323,553
Total Increase (Decrease) in Net Assets 1,098,528 (1,208,199)
Net Assets
Beginning of period .................................................................................................................
10,893,358 12,101,557
End of period .......................................................................................................................
$ 11,991,886 $ 10,893,358
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold ........................... $ 14,192 $ 1,949 $ 4,207 $ 622,838 $ 561 $ 608 $ 1,819 $ 2,114 $ 8,089 $ 11,340,963
Reinvested ...................... 11,298 719 9,369 672,196 221 209 858 1,638 2,757 –
Redeemed .......................
(31,105) (6,969) (19,839) (11,009,407) (1,224) (1,395) (6,032) (13,847) (17,222) (823,174)
Net Increase (Decrease) .............
$ (5,615) $ (4,301) $ (6,263) $ (9,714,373) $ (442) $ (578) $ (3,355) $ (10,095) $ (6,376) $ 10,517,789
Shares:
Sold ........................... 1,210 169 355 54,526 47 52 154 177 673 964,200
Reinvested ...................... 1,040 67 873 62,212 20 19 79 149 252 –
Redeemed .......................
(2,607) (597) (1,683) (938,936) (102) (119) (506) (1,196) (1,469) (68,454)
Net Increase (Decrease) .............
(357) (361) (455) (822,198) (35) (48) (273) (870) (544) 895,746
Year Ended October 31, 2018
Dollars:
Sold ........................... $ 22,242 $ 4,460 $ 9,991 $ 1,673,945 $ 901 $ 944 $ 2,294 $ 7,994 $ 8,818 N/A
Reinvested ...................... 3,063 111 2,918 209,591 44 69 310 581 870 N/A
Redeemed .......................
(34,515) (3,681) (28,201) (1,507,800) (1,351) (3,411) (11,415) (19,008) (16,211) N/A
Net Increase (Decrease) .............
$ (9,210) $ 890 $ (15,292) $ 375,736 $ (406) $ (2,398) $ (8,811) $ (10,433) $ (6,523) N/A
Shares:
Sold ........................... 1,607 318 723 121,127 66 67 167 572 630 N/A
Reinvested ...................... 219 8 212 15,111 3 5 22 41 62 N/A
Redeemed .......................
(2,510) (268) (2,070) (110,767) (98) (245) (829) (1,353) (1,159) N/A
Net Increase (Decrease) .............
(684) 58 (1,135) 25,471 (29) (173) (640) (740) (467) N/A
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net
realized gain on investments .......... $ (12,672) $ (749) $ (9,375) $ (672,250) $ (221) $ (225) $ (858) $ (1,638) $ (2,757) $ –
Total Dividends and Distributions
$ (12,672) $ (749) $ (9,375) $ (672,250) $ (221) $ (225) $ (858) $ (1,638) $ (2,757) $ –
Year Ended October 31, 2018
From net investment income and net
realized gain on investments .......... $ (3,447) $ (115) $ (2,920) $ (209,607) $ (44) $ (74) $ (310) $ (581) $ (870) N/A
Total Dividends and Distributions
$ (3,447) $ (115) $ (2,920) $ (209,607) $ (44) $ (74) $ (310) $ (581) $ (870) N/A
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Equity Income Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 151,977 $ 157,955
Net realized gain (loss) on investments ............................................................................................. 254,175 347,545
Net change in unrealized appreciation/depreciation of investments ................................................................
640,718 (173,363)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,046,870 332,137
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (481,052) (461,806)
Total Dividends and Distributions (481,052) (461,806)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
277,839 575,190
Total Increase (Decrease) in Net Assets 843,657 445,521
Net Assets
Beginning of period .................................................................................................................
7,005,406 6,559,885
End of period .......................................................................................................................
$ 7,849,063 $ 7,005,406
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 157,129 $ 37,611 $ 5,648 $ 817,088 $ 481 $ 697 $ 5,960 $ 7,574 $ 53,400
Reinvested ........................ 69,467 9,799 4,115 379,041 178 189 2,497 2,212 8,355
Redeemed .........................
(210,728) (80,215) (7,355) (920,701) (1,042) (2,675) (19,962) (9,613) (31,311)
Net Increase (Decrease) ...............
$ 15,868 $ (32,805) $ 2,408 $ 275,428 $ (383) $ (1,789) $ (11,505) $ 173 $ 30,444
Shares:
Sold ............................. 5,161 1,258 181 25,953 16 24 192 239 1,751
Reinvested ........................ 2,437 358 144 13,224 6 6 88 78 291
Redeemed .........................
(6,807) (2,752) (237) (29,727) (33) (85) (654) (308) (1,022)
Net Increase (Decrease) ...............
791 (1,136) 88 9,450 (11) (55) (374) 9 1,020
Year Ended October 31, 2018
(a)
Dollars:
Sold ............................. $ 75,745 $ 21,324 $ 379 $ 1,050,036 $ 365 $ 1,079 $ 5,537 $ 4,596 $ 9,398
Issued in acquisitions ................. 181,444 6,157 63,092 14,639 1,010 1,556 2,368 1,070 3,012
Reinvested ........................ 60,728 10,661 – 371,170 155 177 2,947 2,696 8,400
Redeemed .........................
(167,906) (45,157) (481) (1,042,113) (1,121) (1,895) (19,561) (16,894) (29,423)
Net Increase (Decrease) ...............
$ 150,011 $ (7,015) $ 62,990 $ 393,732 $ 409 $ 917 $ (8,709) $ (8,532) $ (8,613)
Shares:
Sold ............................. 2,378 686 12 33,020 12 34 172 146 297
Issued in acquisitions ................. 5,790 202 2,011 466 32 50 76 34 96
Reinvested ........................ 1,927 348 – 11,758 5 5 94 86 267
Redeemed .........................
(5,298) (1,460) (16) (32,878) (36) (59) (617) (525) (922)
Net Increase (Decrease) ...............
4,797 (224) 2,007 12,366 13 30 (275) (259) (262)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (71,489) $ (10,385) $ (4,122) $ (381,490) $ (178) $ (311) $ (2,510) $ (2,212) $ (8,355)
Total Dividends and Distributions
$ (71,489) $ (10,385) $ (4,122) $ (381,490) $ (178) $ (311) $ (2,510) $ (2,212) $ (8,355)
Year Ended October 31, 2018
(a)
From net investment income and net realized
gain on investments .................. $ (63,230) $ (11,279) $ – $ (372,825) $ (155) $ (270) $ (2,951) $ (2,696) $ (8,400)
Total Dividends and Distributions
$ (63,230) $ (11,279) $ – $ (372,825) $ (155) $ (270) $ (2,951) $ (2,696) $ (8,400)
(a)
Period from October 9, 2018, date operations commenced, through October 31, 2018 for Class J shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Finisterre Unconstrained Emerging
Markets Bond Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 5,376 $ 1,053
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ........................................ 3,187 (348)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , swap agreements and translation of assets & liabilities in foreign currencies .......................................................................
5,650 (991)
Net Increase (Decrease) in Net Assets Resulting from Operations 14,213 (286)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (4,681) (1,559)
Total Dividends and Distributions (4,681) (1,559)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
203,881 4,634
Total Increase (Decrease) in Net Assets 213,413 2,789
Net Assets
Beginning of period .................................................................................................................
29,794 27,005
End of period .......................................................................................................................
$ 243,207 $ 29,794
Class A Institutional
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 422 $ 220,336
Reinvested ............................................................................................ 67 4,608
Redeemed .............................................................................................
(426) (21,126)
Net Increase (Decrease) ...................................................................................
$ 63 $ 203,818
Shares:
Sold ................................................................................................. 41 21,671
Reinvested ............................................................................................ 7 452
Redeemed .............................................................................................
(43) (2,023)
Net Increase (Decrease) ...................................................................................
5 20,100
Year Ended October 31, 2018
Dollars:
Sold ................................................................................................. $ 1,503 $ 3,434
Reinvested ............................................................................................ 38 1,518
Redeemed .............................................................................................
(387) (1,472)
Net Increase (Decrease) ...................................................................................
$ 1,154 $ 3,480
Shares:
Sold ................................................................................................. 149 339
Reinvested ............................................................................................ 4 150
Redeemed .............................................................................................
(39) (146)
Net Increase (Decrease) ...................................................................................
114 343
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (67) $ (4,614)
Total Dividends and Distributions
$ (67) $ (4,614)
Year Ended October 31, 2018
From net investment income and net realized gain on investments ..................................................... $ (38) $ (1,521)
Total Dividends and Distributions
$ (38) $ (1,521)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Diversified Income Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 39 7 , 589 $ 568,538
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements ... (224,280) (175,382)
Net change in unrealized appreciation/depreciation of investments, foreign currencies, futures, options and swaptions, swap agreements and translation of assets & liabilities in foreign currencies ......................................................
48 7 , 905 (652,121)
Net Increase (Decrease) in Net Assets Resulting from Operations 661,214 (258,965)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (376,884) (501,972)
From tax return of capital ...........................................................................................................
– (20,943)
Total Dividends and Distributions (376,884) (522,915)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(974,597) (3,118,967)
Total Increase (Decrease) in Net Assets (690,267) (3,900,847)
Net Assets
Beginning of period .................................................................................................................
8,425,246 12,326,093
End of period .......................................................................................................................
$ 7,734,979 $ 8,425,246
Class A Class C Class T Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold .................................................................. $ 304,866 $ 85,853 N/A $ 1,081,942 $ 47,089
Reinvested ............................................................. 61,795 54,922 N/A 203,543 11,387
Redeemed ..............................................................
(469,821) (557,820) N/A (1,770,885) (27,468)
Net Increase (Decrease) ....................................................
$ (103,160) $ (417,045) N/A $ (485,400) $ 31,008
Shares:
Sold .................................................................. 22,567 6,435 N/A 80,759 3,483
Reinvested ............................................................. 4,614 4,134 N/A 15,263 854
Redeemed ..............................................................
(35,156) (41,889) N/A (133,676) (2,063)
Net Increase (Decrease) ....................................................
(7,975) (31,320) N/A (37,654) 2,274
Year Ended October 31, 2018
(a)
Dollars:
Sold .................................................................. $ 287,074 $ 136,472 $ – $ 1,447,370 $ 619,414
Reinvested ............................................................. 69,798 63,628 – 223,347 107,915
Redeemed ..............................................................
(681,371) (562,145) (10) (2,114,647) (2,715,812)
Net Increase (Decrease) ....................................................
$ (324,499) $ (362,045) $ (10) $ (443,930) $ (1,988,483)
Shares:
Sold .................................................................. 20,554 9,822 – 104,285 44,856
Reinvested ............................................................. 5,045 4,628 – 16,229 7,828
Redeemed ..............................................................
(49,319) (41,005) (1) (153,925) (202,249)
Net Increase (Decrease) ....................................................
(23,720) (26,555) (1) (33,411) (149,565)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ...................... $ (66,763) $ (63,565) N/A $ (235,169) $ (11,387)
Total Dividends and Distributions
$ (66,763) $ (63,565) N/A $ (235,169) $ (11,387)
Year Ended October 31, 2018
(a)
From net investment income and net realized gain on investments ...................... $ (73,401) $ (71,516) $ – $ (253,462) $ (103,593)
From tax return of capital ................................................... (3,062) (2,984) – (10,575) (4,322)
Total Dividends and Distributions
$ (76,463) $ (74,500) $ – $ (264,037) $ (107,915)
(a)
Class T shares discontinued operations on August 24, 2018.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 58,898 $ 60,155
Net realized gain (loss) on investments and foreign currencies .................................................................... 148,874 48,544
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
500,880 (72,130)
Net Increase (Decrease) in Net Assets Resulting from Operations 708,652 36,569
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (152,547) (120,361)
Total Dividends and Distributions (152,547) (120,361)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(105,654) 786,923
Total Increase (Decrease) in Net Assets 450,451 703,131
Net Assets
Beginning of period .................................................................................................................
3,044,469 2,341,338
End of period .......................................................................................................................
$ 3,494,920 $ 3,044,469
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 40,680 $ 5,175 $ 1,056,660 $ 113 $ 2 $ 152 $ 380,817
Reinvested ........................................... 4,145 1,206 96,027 15 2 3 39,428
Redeemed ............................................
(39,516) (9,131) (1,510,575) (160) (32) (19) (170,646)
Net Increase (Decrease) ..................................
$ 5,309 $ (2,750) $ (357,888) $ (32) $ (28) $ 136 $ 249,599
Shares:
Sold ................................................ 4,332 575 106,131 11 – 15 37,356
Reinvested ........................................... 466 142 10,052 1 – – 4,093
Redeemed ............................................
(4,281) (1,022) (149,149) (16) (3) (2) (16,937)
Net Increase (Decrease) ..................................
517 (305) (32,966) (4) (3) 13 24,512
Year Ended October 31, 2018
Dollars:
Sold ................................................ $ 54,600 $ 4,738 $ 1,025,220 $ 207 $ 9 $ – $ 312,152
Reinvested ........................................... 3,976 1,408 79,252 9 2 1 25,632
Redeemed ............................................
(89,566) (10,986) (555,167) (42) (1) – (64,521)
Net Increase (Decrease) ..................................
$ (30,990) $ (4,840) $ 549,305 $ 174 $ 10 $ 1 $ 273,263
Shares:
Sold ................................................ 6,112 553 108,297 23 1 – 32,329
Reinvested ........................................... 448 164 8,323 1 – – 2,691
Redeemed ............................................
(9,996) (1,283) (58,679) (5) – – (6,756)
Net Increase (Decrease) ..................................
(3,436) (566) 57,941 19 1 – 28,264
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (4,796) $ (1,255) $ (106,479) $ (15) $ (2) $ (3) $ (39,997)
Total Dividends and Distributions
$ (4,796) $ (1,255) $ (106,479) $ (15) $ (2) $ (3) $ (39,997)
Year Ended October 31, 2018
From net investment income and net realized gain on investments .... $ (4,678) $ (1,463) $ (88,466) $ (9) $ (2) $ (1) $ (25,742)
Total Dividends and Distributions
$ (4,678) $ (1,463) $ (88,466) $ (9) $ (2) $ (1) $ (25,742)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 33,116 $ 33,694
Net realized gain (loss) on investments ............................................................................................. (2,145) (40,571)
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
93,287 (21,277)
Net Increase (Decrease) in Net Assets Resulting from Operations 124,258 (28,154)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (40,696) (42,502)
Total Dividends and Distributions (40,696) (42,502)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
107,367 805
Total Increase (Decrease) in Net Assets 190,929 (69,851)
Net Assets
Beginning of period .................................................................................................................
1,471,299 1,541,150
End of period .......................................................................................................................
$ 1,662,228 $ 1,471,299
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 35,697 $ 5,249 $ 16,664 $ 315,411 $ 1,101 $ 2,297 $ 3,634 $ 3,851 $ 6,353
Reinvested ........................ 5,467 555 2,540 29,372 55 52 247 250 583
Redeemed .........................
(47,626) (11,960) (17,467) (226,835) (392) (2,684) (3,807) (4,958) (6,282)
Net Increase (Decrease) ...............
$ (6,462) $ (6,156) $ 1,737 $ 117,948 $ 764 $ (335) $ 74 $ (857) $ 654
Shares:
Sold ............................. 3,449 508 1,612 30,337 106 224 349 374 615
Reinvested ........................ 530 54 246 2,843 5 5 24 24 56
Redeemed .........................
(4,651) (1,168) (1,695) (22,150) (38) (262) (369) (482) (607)
Net Increase (Decrease) ...............
(672) (606) 163 11,030 73 (33) 4 (84) 64
Year Ended October 31, 2018
Dollars:
Sold ............................. $ 21,286 $ 2,501 $ 8,314 $ 180,591 $ 693 $ 2,038 $ 2,727 $ 4,955 $ 7,813
Reinvested ........................ 6,316 756 2,791 30,487 51 43 281 353 546
Redeemed .........................
(60,974) (14,235) (23,076) (142,060) (662) (10,590) (4,519) (10,621) (5,000)
Net Increase (Decrease) ...............
$ (33,372) $ (10,978) $ (11,971) $ 69,018 $ 82 $ (8,509) $ (1,511) $ (5,313) $ 3,359
Shares:
Sold ............................. 2,096 245 815 17,746 68 199 267 487 767
Reinvested ........................ 622 75 274 3,001 5 4 28 35 54
Redeemed .........................
(6,009) (1,402) (2,263) (14,005) (65) (1,032) (442) (1,044) (491)
Net Increase (Decrease) ...............
(3,291) (1,082) (1,174) 6,742 8 (829) (147) (522) 330
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (5,691) $ (571) $ (2,558) $ (30,647) $ (55) $ (92) $ (247) $ (251) $ (584)
Total Dividends and Distributions
$ (5,691) $ (571) $ (2,558) $ (30,647) $ (55) $ (92) $ (247) $ (251) $ (584)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (6,597) $ (781) $ (2,814) $ (30,903) $ (51) $ (175) $ (282) $ (353) $ (546)
Total Dividends and Distributions
$ (6,597) $ (781) $ (2,814) $ (30,903) $ (51) $ (175) $ (282) $ (353) $ (546)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government Money Market Fund
Year Ended
October 31, 2019
Period Ended
October 31, 2018
(a)
Operations
Net investment income (loss) ....................................................................................................... $ 66,937 $ 45,657
Net realized gain (loss) on investments ............................................................................................. (30) (25)
Net change in unrealized appreciation/depreciation of investments ................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 66,907 45,632
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (66,907) (45,632)
Total Dividends and Distributions (66,907) (45,632)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
687,067 3,285,396
Total Increase (Decrease) in Net Assets 687,067 3,285,396
Net Assets
Beginning of period .................................................................................................................
3,285,396 –
End of period .......................................................................................................................
$ 3,972,463 $ 3,285,396
Institutional
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ......................................................................................................... $ 47,573,292
Redeemed .....................................................................................................
(46,886,225)
Net Increase (Decrease) ...........................................................................................
$ 687,067
Shares:
Sold ......................................................................................................... 47,573,292
Redeemed .....................................................................................................
(46,886,225)
Net Increase (Decrease) ...........................................................................................
687,067
Period Ended October 31, 2018
(a)
Dollars:
Sold ......................................................................................................... $ 16,400,739
Redeemed .....................................................................................................
(13,115,343)
Net Increase (Decrease) ...........................................................................................
$ 3,285,396
Shares:
Sold ......................................................................................................... 16,400,739
Redeemed .....................................................................................................
(13,115,343)
Net Increase (Decrease) ...........................................................................................
3,285,396
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ............................................................. $ (66,907)
Total Dividends and Distributions
$ (66,907)
Period Ended October 31, 2018
(a)
From net investment income and net realized gain on investments ............................................................. $ (45,632)
Total Dividends and Distributions
$ (45,632)
(a)
Period from December 20, 2017, date operations commenced, through October 31, 2018.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands High Income Fund
(a)
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 218,616 $ 79,620
Net realized gain (loss) on investments and swap agreements ...................................................................... (70,028) (8,658)
Net change in unrealized appreciation/depreciation of investments and swap agreements ........................................
24,991 (91,612)
Net Increase (Decrease) in Net Assets Resulting from Operations 173,579 (20,650)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (222,304) (79,675)
Total Dividends and Distributions (222,304) (79,675)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(595,025) 2,698,073
Total Increase (Decrease) in Net Assets (643,750) 2,597,748
Net Assets
Beginning of period .................................................................................................................
3,761,560 1,163,812
End of period .......................................................................................................................
$ 3,117,810 $ 3,761,560
Class A Institutional
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 2,222 $ 560,959
Reinvested ............................................................................................ 356 221,903
Redeemed .............................................................................................
(3,311) (1,377,154)
Net Increase (Decrease) ...................................................................................
$ (733) $ (594,292)
Shares:
Sold ................................................................................................. 236 59,785
Reinvested ............................................................................................ 38 23,684
Redeemed .............................................................................................
(353) (146,151)
Net Increase (Decrease) ...................................................................................
(79) (62,682)
Year Ended October 31, 2018
Dollars:
Sold ................................................................................................. $ 3,005 $ 2,894,537
Reinvested ............................................................................................ 361 79,258
Redeemed .............................................................................................
(2,667) (276,421)
Net Increase (Decrease) ...................................................................................
$ 699 $ 2,697,374
Shares:
Sold ................................................................................................. 307 301,395
Reinvested ............................................................................................ 37 8,201
Redeemed .............................................................................................
(274) (28,392)
Net Increase (Decrease) ...................................................................................
70 281,204
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (357) $ (221,947)
Total Dividends and Distributions
$ (357) $ (221,947)
Year Ended October 31, 2018
From net investment income and net realized gain on investments ..................................................... $ (362) $ (79,313)
Total Dividends and Distributions
$ (362) $ (79,313)
(a)
Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands High Yield Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 160,296 $ 182,598
Net realized gain (loss) on investments , foreign currencies and swap agreements ................................................. (30,169) 19,686
Net change in unrealized appreciation/depreciation of investments and swap agreements ........................................
52,530 (211,806)
Net Increase (Decrease) in Net Assets Resulting from Operations 182,657 (9,522)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (166,734) (189,083)
Total Dividends and Distributions (166,734) (189,083)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(48,201) (402,708)
Total Increase (Decrease) in Net Assets (32,278) (601,313)
Net Assets
Beginning of period .................................................................................................................
3,003,260 3,604,573
End of period .......................................................................................................................
$ 2,970,982 $ 3,003,260
Class A Class C Class T Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold .................................................................... $ 344,816 $ 12,690 N/A $ 424,994 $ 399,956
Reinvested ............................................................... 35,086 9,560 N/A 85,600 27,336
Redeemed ................................................................
(380,083) (111,710) N/A (705,242) (191,204)
Net Increase (Decrease) ......................................................
$ (181) $ (89,460) N/A $ (194,648) $ 236,088
Shares:
Sold .................................................................... 48,678 1,775 N/A 60,432 56,720
Reinvested ............................................................... 4,944 1,336 N/A 12,157 3,884
Redeemed ................................................................
(53,333) (15,638) N/A (100,512) (26,999)
Net Increase (Decrease) ......................................................
289 (12,527) N/A (27,923) 33,605
Year Ended October 31, 2018
(a)
Dollars:
Sold .................................................................... $ 237,771 $ 11,650 $ – $ 709,536 $ 81,784
Reinvested ............................................................... 36,333 13,287 – 101,213 26,998
Redeemed ................................................................
(473,058) (87,011) (10) (977,770) (83,431)
Net Increase (Decrease) ......................................................
$ (198,954) $ (62,074) $ (10) $ (167,021) $ 25,351
Shares:
Sold .................................................................... 32,246 1,562 – 96,823 11,186
Reinvested ............................................................... 4,953 1,793 – 13,897 3,710
Redeemed ................................................................
(64,145) (11,711) (1) (133,898) (11,459)
Net Increase (Decrease) ......................................................
(26,946) (8,356) (1) (23,178) 3,437
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................ $ (37,374) $ (10,104) N/A $ (90,552) $ (28,704)
Total Dividends and Distributions
$ (37,374) $ (10,104) N/A $ (90,552) $ (28,704)
Year Ended October 31, 2018
(a)
From net investment income and net realized gain on investments ........................ $ (39,571) $ (14,256) $ – $ (108,134) $ (27,122)
Total Dividends and Distributions
$ (39,571) $ (14,256) $ – $ (108,134) $ (27,122)
(a)
Class T shares discontinued operations on August 24, 2018.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Income Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 94,565 $ 103,007
Net realized gain (loss) on investments ............................................................................................. 15,474 18,243
Net change in unrealized appreciation/depreciation of investments ................................................................
208,335 (145,242)
Net Increase (Decrease) in Net Assets Resulting from Operations 318,374 (23,992)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (108,747) (105,983)
Total Dividends and Distributions (108,747) (105,983)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
3,569,212 (207,857)
Total Increase (Decrease) in Net Assets 3,778,839 (337,832)
Net Assets
Beginning of period .................................................................................................................
2,912,000 3,249,832
End of period .......................................................................................................................
$ 6,690,839 $ 2,912,000
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................... $ 93,159 $ 11,354 $ 20,764 $ 207,822 $ 1,674 $ 409 $ 5,576 $ 6,240 $ 8,507 $ 3,727,916
Reinvested .............. 6,907 1,029 2,758 14,504 383 37 758 560 1,064 79,858
Redeemed ...............
(80,588) (18,299) (16,483) (145,411) (4,252) (523) (11,125) (10,178) (9,844) (325,364)
Net Increase (Decrease) .....
$ 19,478 $ (5,916) $ 7,039 $ 76,915 $ (2,195) $ (77) $ (4,791) $ (3,378) $ (273) $ 3,482,410
Shares:
Sold ................... 9,836 1,198 2,177 21,885 173 44 582 654 892 382,572
Reinvested .............. 726 108 290 1,520 40 4 79 59 111 8,353
Redeemed ...............
(8,518) (1,930) (1,734) (15,353) (448) (55) (1,157) (1,067) (1,035) (34,240)
Net Increase (Decrease) .....
2,044 (624) 733 8,052 (235) (7) (496) (354) (32) 356,685
Year Ended October 31, 2018
Dollars:
Sold ................... $ 47,256 $ 7,654 $ 12,707 $ 142,846 $ 1,565 $ 307 $ 6,326 $ 4,900 $ 7,212 $ 165,731
Reinvested .............. 7,092 1,256 2,873 13,927 471 47 820 820 1,438 76,428
Redeemed ...............
(72,810) (16,537) (22,725) (141,936) (4,262) (885) (7,929) (14,784) (21,993) (405,672)
Net Increase (Decrease) .....
$ (18,462) $ (7,627) $ (7,145) $ 14,837 $ (2,226) $ (531) $ (783) $ (9,064) $ (13,343) $ (163,513)
Shares:
Sold ................... 5,040 811 1,350 15,194 166 32 672 519 762 17,537
Reinvested .............. 757 133 306 1,483 50 5 87 87 153 8,143
Redeemed ...............
(7,770) (1,754) (2,413) (15,121) (454) (94) (840) (1,572) (2,344) (43,376)
Net Increase (Decrease) .....
(1,973) (810) (757) 1,556 (238) (57) (81) (966) (1,429) (17,696)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (7,149) $ (1,065) $ (2,783) $ (14,998) $ (384) $ (56) $ (758) $ (560) $ (1,064) $ (79,930)
Total Dividends and
Distributions
$ (7,149) $ (1,065) $ (2,783) $ (14,998) $ (384) $ (56) $ (758) $ (560) $ (1,064) $ (79,930)
Year Ended October 31, 2018
From net investment income and
net realized gain on investments $ (7,462) $ (1,306) $ (2,907) $ (14,262) $ (471) $ (69) $ (820) $ (820) $ (1,438) $ (76,428)
Total Dividends and
Distributions
$ (7,462) $ (1,306) $ (2,907) $ (14,262) $ (471) $ (69) $ (820) $ (820) $ (1,438) $ (76,428)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Inflation Protection Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 29,194 $ 39,037
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ............... (12,731) 7,219
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , swap agreements and translation of assets & liabilities in foreign currencies ......................................................
109,682 (65,165)
Net Increase (Decrease) in Net Assets Resulting from Operations 126,145 (18,909)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (67,442) (31,991)
Total Dividends and Distributions (67,442) (31,991)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
115,716 62,634
Total Increase (Decrease) in Net Assets 174,419 11,734
Net Assets
Beginning of period .................................................................................................................
1,574,823 1,563,089
End of period .......................................................................................................................
$ 1,749,242 $ 1,574,823
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold ............................. $ 3,834 $ 5 $ 1,155 $ 330,302 $ 154 $ 145 $ 1,904 $ 768 $ 1,021
Reinvested ........................ 394 79 241 66,202 39 10 256 61 142
Redeemed .........................
(4,499) (2,994) (1,624) (276,018) (205) (190) (2,324) (1,136) (2,006)
Net Increase (Decrease) ...............
$ (271) $ (2,910) $ (228) $ 120,486 $ (12) $ (35) $ (164) $ (307) $ (843)
Shares:
Sold ............................. 474 1 143 38,815 20 18 235 95 124
Reinvested ........................ 49 10 31 8,006 5 1 32 7 18
Redeemed .........................
(547) (394) (203) (32,674) (26) (23) (287) (139) (244)
Net Increase (Decrease) ...............
(24) (383) (29) 14,147 (1) (4) (20) (37) (102)
Year Ended October 31, 2018
Dollars:
Sold ............................. $ 2,834 $ 1,055 $ 1,183 $ 293,894 $ 181 $ 349 $ 2,137 $ 645 $ 1,413
Reinvested ........................ 201 51 135 31,288 19 10 112 42 71
Redeemed .........................
(4,325) (1,298) (2,237) (260,906) (192) (513) (1,075) (1,100) (1,340)
Net Increase (Decrease) ...............
$ (1,290) $ (192) $ (919) $ 64,276 $ 8 $ (154) $ 1,174 $ (413) $ 144
Shares:
Sold ............................. 341 134 146 34,697 23 43 263 78 169
Reinvested ........................ 24 7 17 3,681 2 1 14 5 8
Redeemed .........................
(519) (164) (276) (30,718) (24) (64) (132) (134) (161)
Net Increase (Decrease) ...............
(154) (23) (113) 7,660 1 (20) 145 (51) 16
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized
gain on investments .................. $ (401) $ (81) $ (241) $ (66,202) $ (39) $ (19) $ (256) $ (61) $ (142)
Total Dividends and Distributions
$ (401) $ (81) $ (241) $ (66,202) $ (39) $ (19) $ (256) $ (61) $ (142)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (219) $ (54) $ (135) $ (31,325) $ (19) $ (14) $ (112) $ (42) $ (71)
Total Dividends and Distributions
$ (219) $ (54) $ (135) $ (31,325) $ (19) $ (14) $ (112) $ (42) $ (71)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Emerging Markets Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 8,404 $ 10,150
Net realized gain (loss) on investments and foreign currencies .................................................................... 7 , 624 73,600
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
2 6 , 023 (236,555)
Net Increase (Decrease) in Net Assets Resulting from Operations 42,051 (152,805)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (23,854) (11,083)
Total Dividends and Distributions (23,854) (11,083)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(451,186) (62,904)
Total Increase (Decrease) in Net Assets (432,989) (226,792)
Net Assets
Beginning of period .................................................................................................................
751,782 978,574
End of period .......................................................................................................................
$ 318,793 $ 751,782
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................... $ 7,738 $ 925 $ 3,416 $ 56,665 $ 361 $ 407 $ 1,320 $ 659 $ 2,817 $ 28,072
Reinvested .............. 2,192 240 2,793 3,215 49 42 160 179 406 14,553
Redeemed ...............
(15,448) (4,223) (13,914) (51,320) (594) (781) (2,449) (3,650) (6,307) (478,709)
Net Increase (Decrease) .....
$ (5,518) $ (3,058) $ (7,705) $ 8,560 $ (184) $ (332) $ (969) $ (2,812) $ (3,084) $ (436,084)
Shares:
Sold ................... 320 40 144 2,301 15 17 56 28 116 1,166
Reinvested .............. 96 11 127 142 2 2 7 8 18 644
Redeemed ...............
(633) (184) (593) (2,115) (24) (33) (101) (152) (26 3 ) (19,855)
Net Increase (Decrease) .....
(217) (133) (322) 328 (7) (14) (38) (116) (1 29 ) (18,045)
Year Ended October 31, 2018
Dollars:
Sold ................... $ 22,054 $ 3,772 $ 17,606 $ 54,526 $ 514 $ 707 $ 2,081 $ 2,566 $ 7,266 $ 110,919
Reinvested .............. 894 4 1,349 1,096 14 23 85 106 191 7,308
Redeemed ...............
(24,129) (3,391) (35,797) (33,691) (984) (2,963) (5,336) (6,467) (9,741) (173,486)
Net Increase (Decrease) .....
$ (1,181) $ 385 $ (16,842) $ 21,931 $ (456) $ (2,233) $ (3,170) $ (3,795) $ (2,284) $ (55,259)
Shares:
Sold ................... 732 130 600 1,914 17 25 71 86 252 4,056
Reinvested .............. 30 – 48 37 – 1 3 4 6 249
Redeemed ...............
(828) (123) (1,284) (1,174) (34) (101) (187) (229) (331) (6,280)
Net Increase (Decrease) .....
(66) 7 (636) 777 (17) (75) (113) (139) (73) (1,975)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (2,210) $ (241) $ (2,795) $ (3,216) $ (49) $ (45) $ (160) $ (179) $ (406) $ (14,553)
Total Dividends and
Distributions
$ (2,210) $ (241) $ (2,795) $ (3,216) $ (49) $ (45) $ (160) $ (179) $ (406) $ (14,553)
Year Ended October 31, 2018
From net investment income and
net realized gain on investments $ (906) $ (4) $ (1,349) $ (1,096) $ (14) $ (24) $ (85) $ (106) $ (191) $ (7,308)
Total Dividends and
Distributions
$ (906) $ (4) $ (1,349) $ (1,096) $ (14) $ (24) $ (85) $ (106) $ (191) $ (7,308)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Fund I
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 8,728 $ 8,533
Net realized gain (loss) on investments and foreign currencies .................................................................... (13,882) 30,157
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
50,821 (105,606)
Net Increase (Decrease) in Net Assets Resulting from Operations 45,667 (66,916)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (25,275) (4,941)
Total Dividends and Distributions (25,275) (4,941)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(50,175) 1,978
Total Increase (Decrease) in Net Assets (29,783) (69,879)
Net Assets
Beginning of period .................................................................................................................
381,948 451,827
End of period .......................................................................................................................
$ 352,165 $ 381,948
Class A Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 3,931 $ 41,822 $ 242 $ 256 $ 746 $ 811 $ 586 $ 7,295
Reinvested .................................. 520 8,362 127 85 261 341 207 15,348
Redeemed ...................................
(2,687) (83,062) (802) (603) (2,274) (3,045) (2,087) (36,555)
Net Increase (Decrease) .........................
$ 1,764 $ (32,878) $ (433) $ (262) $ (1,267) $ (1,893) $ (1,294) $ (13,912)
Shares:
Sold ....................................... 292 3,043 17 19 54 59 44 537
Reinvested .................................. 43 687 10 7 21 28 17 1,261
Redeemed ...................................
(198) (6,014) (57) (44) (165) (221) (148) (2,676)
Net Increase (Decrease) .........................
137 (2,284) (30) (18) (90) (134) (87) (878)
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 5,743 $ 112,266 $ 420 $ 509 $ 947 $ 3,080 $ 970 $ 13,092
Reinvested .................................. 50 1,280 9 13 34 31 47 3,475
Redeemed ...................................
(3,276) (51,818) (722) (2,549) (1,899) (1,236) (2,736) (75,752)
Net Increase (Decrease) .........................
$ 2,517 $ 61,728 $ (293) $ (2,027) $ (918) $ 1,875 $ (1,719) $ (59,185)
Shares:
Sold ....................................... 339 6,559 25 31 56 183 57 758
Reinvested .................................. 3 75 1 1 2 2 3 204
Redeemed ...................................
(205) (3,200) (44) (150) (113) (73) (166) (4,412)
Net Increase (Decrease) .........................
137 3,434 (18) (118) (55) 112 (106) (3,450)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (520) $ (8,362) $ (127) $ (109) $ (261) $ (341) $ (207) $ (15,348)
Total Dividends and Distributions
$ (520) $ (8,362) $ (127) $ (109) $ (261) $ (341) $ (207) $ (15,348)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (50) $ (1,280) $ (9) $ (15) $ (34) $ (31) $ (47) $ (3,475)
Total Dividends and Distributions
$ (50) $ (1,280) $ (9) $ (15) $ (34) $ (31) $ (47) $ (3,475)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 15,811 $ 4,712
Net realized gain (loss) on investments and futures ................................................................................ 822,657 1,058,086
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
585,569 (10,189)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,424,037 1,052,609
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (916,938) (745,957)
Total Dividends and Distributions (916,938) (745,957)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,128,342 136,987
Total Increase (Decrease) in Net Assets 1,635,441 443,639
Net Assets
Beginning of period .................................................................................................................
8,254,521 7,810,882
End of period .......................................................................................................................
$ 9,889,962 $ 8,254,521
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 14,572 $ 22,049 $ 262,656 $ 854 $ 964 $ 10,127 $ 16,158 $ 21,285 $ 869,811
Issued in acquisitions ................. 362,716 76,387 28,609 3,326 1,160 4,882 4,327 38,092 N/A
Reinvested ........................ 4,354 23,966 238,645 1,023 962 11,543 9,233 31,612 594,475
Redeemed .........................
(15,636) (37,609) (473,114) (2,555) (2,442) (43,263) (31,236) (92,783) (826,808)
Net Increase (Decrease) ...............
$ 366,006 $ 84,793 $ 56,796 $ 2,648 $ 644 $ (16,711) $ (1,518) $ (1,794) $ 637,478
Shares:
Sold ............................. 1,018 1,814 17,484 68 78 747 1,171 1,454 55,700
Issued in acquisitions ................. 23,687 5,985 1,800 251 90 343 297 2,503 N/A
Reinvested ........................ 352 2,330 18,634 95 92 1,005 786 2,576 46,428
Redeemed .........................
(1,065) (3,087) (31,975) (209) (195) (3,162) (2,213) (6,456) (55,038)
Net Increase (Decrease) ...............
23,992 7,042 5,943 205 65 (1,067) 41 77 47,090
Year Ended October 31, 2018
Dollars:
Sold ............................. $ 22,788 $ 48,556 $ 250,868 $ 2,175 $ 2,494 $ 19,083 $ 23,476 $ 33,613 $ 683,030
Reinvested ........................ 2,542 16,727 199,549 732 961 10,590 7,645 28,388 478,109
Redeemed .........................
(10,036) (29,481) (544,088) (2,344) (6,414) (50,589) (41,605) (104,086) (905,696)
Net Increase (Decrease) ...............
$ 15,294 $ 35,802 $ (93,671) $ 563 $ (2,959) $ (20,916) $ (10,484) $ (42,085) $ 255,443
Shares:
Sold ............................. 1,460 3,693 16,006 157 189 1,303 1,618 2,200 43,506
Reinvested ........................ 172 1,334 13,275 56 76 773 547 1,963 31,808
Redeemed .........................
(655) (2,266) (34,609) (173) (483) (3,551) (2,838) (6,926) (58,152)
Net Increase (Decrease) ...............
977 2,761 (5,328) 40 (218) (1,475) (673) (2,763) 17,162
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (4,468) $ (23,976) $ (239,570) $ (1,023) $ (1,037) $ (11,544) $ (9,233) $ (31,612) $ (594,475)
Total Dividends and Distributions
$ (4,468) $ (23,976) $ (239,570) $ (1,023) $ (1,037) $ (11,544) $ (9,233) $ (31,612) $ (594,475)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (2,554) $ (16,730) $ (200,190) $ (732) $ (1,019) $ (10,590) $ (7,645) $ (28,388) $ (478,109)
Total Dividends and Distributions
$ (2,554) $ (16,730) $ (200,190) $ (732) $ (1,019) $ (10,590) $ (7,645) $ (28,388) $ (478,109)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 109,975 $ 99,090
Net realized gain (loss) on investments and futures ................................................................................ 138,078 300,226
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
515,621 (26,802)
Net Increase (Decrease) in Net Assets Resulting from Operations 763,674 372,514
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (352,547) (377,859)
Total Dividends and Distributions (352,547) (377,859)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
84,722 37,862
Total Increase (Decrease) in Net Assets 495,849 32,517
Net Assets
Beginning of period .................................................................................................................
5,526,282 5,493,765
End of period .......................................................................................................................
$ 6,022,131 $ 5,526,282
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 73,055 $ 14,673 $ 43,620 $ 821,894 $ 2,428 $ 2,421 $ 21,658 $ 27,270 $ 37,507
Reinvested ........................ 23,705 3,594 41,668 239,122 874 1,250 10,837 9,363 21,590
Redeemed .........................
(71,796) (20,931) (92,724) (873,029) (5,647) (7,191) (55,465) (55,454) (129,570)
Net Increase (Decrease) ...............
$ 24,964 $ (2,664) $ (7,436) $ 187,987 $ (2,345) $ (3,520) $ (22,970) $ (18,821) $ (70,473)
Shares:
Sold ............................. 4,172 857 2,474 47,559 135 137 1,223 1,538 2,094
Reinvested ........................ 1,509 234 2,681 15,236 56 79 689 594 1,356
Redeemed .........................
(4,045) (1,238) (5,277) (49,499) (315) (409) (3,122) (3,165) (7,427)
Net Increase (Decrease) ...............
1,636 (147) (122) 13,296 (124) (193) (1,210) (1,033) (3,977)
Year Ended October 31, 2018
Dollars:
Sold ............................. $ 65,548 $ 15,212 $ 64,091 $ 766,423 $ 3,038 $ 2,922 $ 32,476 $ 33,106 $ 48,358
Reinvested ........................ 22,928 3,346 43,141 253,052 1,116 1,758 13,546 12,541 25,718
Redeemed .........................
(64,223) (10,136) (96,503) (884,979) (8,113) (14,991) (76,985) (88,574) (125,954)
Net Increase (Decrease) ...............
$ 24,253 $ 8,422 $ 10,729 $ 134,496 $ (3,959) $ (10,311) $ (30,963) $ (42,927) $ (51,878)
Shares:
Sold ............................. 3,615 856 3,557 41,637 168 160 1,768 1,806 2,627
Reinvested ........................ 1,291 193 2,452 14,240 63 99 762 704 1,429
Redeemed .........................
(3,537) (573) (5,368) (49,313) (451) (813) (4,235) (4,882) (6,884)
Net Increase (Decrease) ...............
1,369 476 641 6,564 (220) (554) (1,705) (2,372) (2,828)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (24,106) $ (3,663) $ (41,712) $ (239,126) $ (874) $ (1,250) $ (10,837) $ (9,377) $ (21,602)
Total Dividends and Distributions
$ (24,106) $ (3,663) $ (41,712) $ (239,126) $ (874) $ (1,250) $ (10,837) $ (9,377) $ (21,602)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (23,496) $ (3,422) $ (43,205) $ (253,057) $ (1,116) $ (1,758) $ (13,546) $ (12,541) $ (25,718)
Total Dividends and Distributions
$ (23,496) $ (3,422) $ (43,205) $ (253,057) $ (1,116) $ (1,758) $ (13,546) $ (12,541) $ (25,718)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Value Fund III
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 47,614 $ 36,053
Net realized gain (loss) on investments and futures ................................................................................ 88,423 167,462
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
107,800 (73,810)
Net Increase (Decrease) in Net Assets Resulting from Operations 243,837 129,705
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (195,628) (153,737)
Total Dividends and Distributions (195,628) (153,737)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
33,215 203,502
Total Increase (Decrease) in Net Assets 81,424 179,470
Net Assets
Beginning of period .................................................................................................................
2,085,172 1,905,702
End of period .......................................................................................................................
$ 2,166,596 $ 2,085,172
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 2,846 $ 197,041 $ 372 $ 180 $ 860 $ 542 $ 2,597
Reinvested ........................................... 6,716 186,371 377 192 504 450 1,014
Redeemed ............................................
(9,547) (348,093) (868) (445) (1,962) (1,886) (4,046)
Net Increase (Decrease) ..................................
$ 15 $ 35,319 $ (119) $ (73) $ (598) $ (894) $ (435)
Shares:
Sold ................................................ 175 12,118 23 11 51 32 159
Reinvested ........................................... 468 12,797 26 13 33 31 69
Redeemed ............................................
(595) (21,667) (53) (27) (119) (118) (252)
Net Increase (Decrease) ..................................
48 3,248 (4) (3) (35) (55) (24)
Year Ended October 31, 2018
Dollars:
Sold ................................................ $ 2,730 $ 485,474 $ 706 $ 373 $ 1,444 $ 759 $ 3,614
Reinvested ........................................... 4,913 146,919 260 171 554 345 566
Redeemed ............................................
(9,793) (423,973) (914) (1,244) (4,855) (2,136) (2,411)
Net Increase (Decrease) ..................................
$ (2,150) $ 208,420 $ 52 $ (700) $ (2,857) $ (1,032) $ 1,769
Shares:
Sold ................................................ 161 27,697 41 22 80 44 207
Reinvested ........................................... 292 8,605 15 10 31 20 33
Redeemed ............................................
(577) (24,692) (54) (71) (267) (123) (139)
Net Increase (Decrease) ..................................
(124) 11,610 2 (39) (156) (59) 101
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (6,719) $ (186,372) $ (377) $ (192) $ (504) $ (450) $ (1,014)
Total Dividends and Distributions
$ (6,719) $ (186,372) $ (377) $ (192) $ (504) $ (450) $ (1,014)
Year Ended October 31, 2018
From net investment income and net realized gain on investments .... $ (4,919) $ (146,921) $ (260) $ (172) $ (554) $ (345) $ (566)
Total Dividends and Distributions
$ (4,919) $ (146,921) $ (260) $ (172) $ (554) $ (345) $ (566)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 45,478 $ 11,253
Net realized gain (loss) on investments ............................................................................................. 835,172 1,612,043
Net change in unrealized appreciation/depreciation of investments ................................................................
3,057,938 (1,419,728)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,938,588 203,568
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (1,485,719) (516,388)
Total Dividends and Distributions (1,485,719) (516,388)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
163,549 (177,308)
Total Increase (Decrease) in Net Assets 2,616,418 (490,128)
Net Assets
Beginning of period .................................................................................................................
14,754,992 15,245,120
End of period .......................................................................................................................
$ 17,371,410 $ 14,754,992
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold .................. $ 164,540 $ 7,722 $ 2,632 $ 2,690,232 $ 6,335 $ 4,035 $ 13,055 $ 16,292 $ 80,210 $ 1,020,991
Reinvested ............. 136,988 24,372 29,463 884,102 9,032 2,262 10,368 8,952 34,089 77,955
Redeemed ..............
(341,346) (82,835) (29,614) (3,950,842) (11,741) (9,347) (52,540) (50,376) (117,209) (414,228)
Net Increase (Decrease) ....
$ (39,818) $ (50,741) $ 2,481 $ (376,508) $ 3,626 $ (3,050) $ (29,117) $ (25,132) $ (2,910) $ 684,718
Shares:
Sold .................. 6,140 345 100 98,119 254 158 493 593 2,886 36,346
Reinvested ............. 6,224 1,240 1,394 39,155 446 110 483 399 1,531 3,454
Redeemed ..............
(12,645) (3,475) (1,153) (147,257) (478) (368) (2,002) (1,771) (4,443) (15,085)
Net Increase (Decrease) ....
(281) (1,890) 341 (9,983) 222 (100) (1,026) (779) (26) 24,715
Year Ended October 31, 2018
Dollars:
Sold .................. $ 144,494 $ 6,765 $ 2,907 $ 2,734,530 $ 5,868 $ 3,858 $ 16,566 $ 18,902 $ 80,394 $ 892,863
Reinvested ............. 51,569 9,428 10,400 305,570 3,148 900 4,076 4,138 12,603 23,657
Redeemed ..............
(441,299) (61,607) (34,555) (3,522,116) (11,521) (9,547) (41,398) (61,502) (127,061) (199,338)
Net Increase (Decrease) ....
$ (245,236) $ (45,414) $ (21,248) $ (482,016) $ (2,505) $ (4,789) $ (20,756) $ (38,462) $ (34,064) $ 717,182
Shares:
Sold .................. 5,294 272 110 97,951 232 148 618 681 2,915 31,465
Reinvested ............. 1,934 388 405 11,217 127 36 156 153 468 869
Redeemed ..............
(16,118) (2,471) (1,309) (125,086) (456) (373) (1,544) (2,230) (4,617) (7,158)
Net Increase (Decrease) ....
(8,890) (1,811) (794) (15,918) (97) (189) (770) (1,396) (1,234) 25,176
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2019
From net investment income
and net realized gain on
investments ............. $ (147,100) $ (27,873) $ (29,473) $ (1,070,000) $ (9,037) $ (2,417) $ (10,369) $ (8,955) $ (34,190) $ (146,305)
Total Dividends and
Distributions
$ (147,100) $ (27,87 3) $ (29,473) $ (1,070,000) $ (9,037) $ (2,417) $ (10,369) $ (8,955) $ (34,190) $ (146,305)
Year Ended October 31, 2018
From net investment income
and net realized gain on
investments ............. $ (56,155) $ (10,861) $ (10,410) $ (386,935) $ (3,150) $ (1,023) $ (4,076) $ (4,138) $ (12,606) $ (27,034)
Total Dividends and
Distributions
$ (56,155) $ (10,861) $ (10,410) $ (386,935) $ (3,150) $ (1,023) $ (4,076) $ (4,138) $ (12,606) $ (27,034)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Growth Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ (730) $ (768)
Net realized gain (loss) on investments ............................................................................................. 8,744 25,513
Net change in unrealized appreciation/depreciation of investments ................................................................
8,923 (19,837)
Net Increase (Decrease) in Net Assets Resulting from Operations 16,937 4,908
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (23,588) (6,493)
Total Dividends and Distributions (23,588) (6,493)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(8,571) 15,259
Total Increase (Decrease) in Net Assets (15,222) 13,674
Net Assets
Beginning of period .................................................................................................................
179,526 165,852
End of period .......................................................................................................................
$ 164,304 $ 179,526
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 12,190 $ 15,114 $ 432 $ 618 $ 2,038 $ 894 $ 3,821
Reinvested ........................................... 10,365 6,789 215 194 1,680 626 2,765
Redeemed ............................................
(15,569) (35,893) (666) (1,062) (4,762) (2,230) (6,130)
Net Increase (Decrease) ..................................
$ 6,986 $ (13,990) $ (19) $ (250) $ (1,044) $ (710) $ 456
Shares:
Sold ................................................ 1,905 1,833 65 91 261 106 435
Reinvested ........................................... 2,013 997 40 33 266 93 392
Redeemed ............................................
(2,444) (4,263) (102) (149) (630) (274) (710)
Net Increase (Decrease) ..................................
1,474 (1,433) 3 (25) (103) (75) 117
Year Ended October 31, 2018
Dollars:
Sold ................................................ $ 15,155 $ 31,043 $ 600 $ 628 $ 5,613 $ 1,244 $ 4,385
Reinvested ........................................... 2,814 1,943 56 79 429 240 686
Redeemed ............................................
(13,791) (22,596) (562) (1,922) (4,644) (3,378) (2,763)
Net Increase (Decrease) ..................................
$ 4,178 $ 10,390 $ 94 $ (1,215) $ 1,398 $ (1,894) $ 2,308
Shares:
Sold ................................................ 2,043 3,340 78 76 633 134 448
Reinvested ........................................... 401 219 8 10 51 27 75
Redeemed ............................................
(1,874) (2,431) (73) (235) (522) (368) (288)
Net Increase (Decrease) ..................................
570 1,128 13 (149) 162 (207) 235
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (10,368) $ (7,567) $ (215) $ (367) $ (1,680) $ (626) $ (2,765)
Total Dividends and Distributions
$ (10,368) $ (7,567) $ (215) $ (367) $ (1,680) $ (626) $ (2,765)
Year Ended October 31, 2018
From net investment income and net realized gain on investments .... $ (2,815) $ (2,131) $ (56) $ (136) $ (429) $ (240) $ (686)
Total Dividends and Distributions
$ (2,815) $ (2,131) $ (56) $ (136) $ (429) $ (240) $ (686)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Growth Fund III
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ (2,257) $ (2,729)
Net realized gain (loss) on investments and futures ................................................................................ 89,836 114,882
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
84,007 (33,240)
Net Increase (Decrease) in Net Assets Resulting from Operations 171,586 78,913
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (100,097) (133,900)
Total Dividends and Distributions (100,097) (133,900)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,973 (25,557)
Total Increase (Decrease) in Net Assets 73,462 (80,544)
Net Assets
Beginning of period .................................................................................................................
1,014,933 1,095,477
End of period .......................................................................................................................
$ 1,088,395 $ 1,014,933
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 3,641 $ 61,476 $ 209 $ 288 $ 1,400 $ 375 $ 1,324
Reinvested ........................................... 4,398 93,995 206 195 312 373 618
Redeemed ............................................
(5,330) (153,196) (680) (554) (2,315) (1,527) (3,235)
Net Increase (Decrease) ..................................
$ 2,709 $ 2,275 $ (265) $ (71) $ (603) $ (779) $ (1,293)
Shares:
Sold ................................................ 393 5,401 23 29 131 33 119
Reinvested ........................................... 590 9,968 28 25 36 42 65
Redeemed ............................................
(590) (13,595) (77) (59) (224) (146) (283)
Net Increase (Decrease) ..................................
393 1,774 (26) (5) (57) (71) (99)
Year Ended October 31, 2018
Dollars:
Sold ................................................ $ 4,589 $ 71,127 $ 455 $ 377 $ 2,896 $ 1,018 $ 1,781
Reinvested ........................................... 5,157 126,091 314 268 627 588 854
Redeemed ............................................
(5,722) (223,016) (1,210) (827) (4,890) (2,854) (3,180)
Net Increase (Decrease) ..................................
$ 4,024 $ (25,798) $ (441) $ (182) $ (1,367) $ (1,248) $ (545)
Shares:
Sold ................................................ 467 5,940 47 37 260 88 144
Reinvested ........................................... 568 11,319 34 28 60 55 76
Redeemed ............................................
(590) (18,797) (124) (80) (428) (251) (267)
Net Increase (Decrease) ..................................
445 (1,538) (43) (15) (108) (108) (47)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (4,398) $ (93,995) $ (206) $ (195) $ (312) $ (373) $ (618)
Total Dividends and Distributions
$ (4,398) $ (93,995) $ (206) $ (195) $ (312) $ (373) $ (618)
Year Ended October 31, 2018
From net investment income and net realized gain on investments .... $ (5,158) $ (126,091) $ (314) $ (268) $ (627) $ (588) $ (854)
Total Dividends and Distributions
$ (5,158) $ (126,091) $ (314) $ (268) $ (627) $ (588) $ (854)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap S&P 400 Index Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 17,692 $ 17,584
Net realized gain (loss) on investments and futures ................................................................................ 77,535 124,874
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
22,392 (127,093)
Net Increase (Decrease) in Net Assets Resulting from Operations 117,619 15,365
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (120,996) (99,029)
Total Dividends and Distributions (120,996) (99,029)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(17,684) (44,376)
Total Increase (Decrease) in Net Assets (21,061) (128,040)
Net Assets
Beginning of period .................................................................................................................
1,319,591 1,447,631
End of period .......................................................................................................................
$ 1,298,530 $ 1,319,591
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 11,515 $ 160,915 $ 1,514 $ 2,091 $ 18,064 $ 18,790 $ 29,316 $ 212,418
Reinvested .................................. 11,395 38,516 860 1,463 8,183 5,854 16,092 38,602
Redeemed ...................................
(21,326) (267,128) (4,484) (10,666) (33,986) (31,061) (87,146) (137,475)
Net Increase (Decrease) .........................
$ 1,584 $ (67,697) $ (2,110) $ (7,112) $ (7,739) $ (6,417) $ (41,738) $ 113,545
Shares:
Sold ....................................... 608 8,193 79 104 898 949 1,459 11,421
Reinvested .................................. 682 2,234 50 83 467 332 906 2,241
Redeemed ...................................
(1,127) (13,622) (233) (534) (1,723) (1,576) (4,410) (6,976)
Net Increase (Decrease) .........................
163 (3,195) (104) (347) (358) (295) (2,045) 6,686
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 11,909 $ 107,313 $ 2,844 $ 3,370 $ 22,668 $ 13,952 $ 38,849 $ 129,957
Reinvested .................................. 9,399 34,159 755 1,449 7,429 6,162 14,292 25,374
Redeemed ...................................
(23,957) (202,633) (4,944) (9,835) (50,203) (43,212) (73,082) (66,391)
Net Increase (Decrease) .........................
$ (2,649) $ (61,161) $ (1,345) $ (5,016) $ (20,106) $ (23,098) $ (19,941) $ 88,940
Shares:
Sold ....................................... 554 4,883 129 150 1,008 618 1,704 5,949
Reinvested .................................. 447 1,579 35 66 339 280 643 1,173
Redeemed ...................................
(1,122) (9,229) (228) (433) (2,243) (1,923) (3,233) (3,010)
Net Increase (Decrease) .........................
(121) (2,767) (64) (217) (896) (1,025) (886) 4,112
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (11,408) $ (38,525) $ (860) $ (1,463) $ (8,183) $ (5,854) $ (16,100) $ (38,603)
Total Dividends and Distributions
$ (11,408) $ (38,525) $ (860) $ (1,463) $ (8,183) $ (5,854) $ (16,100) $ (38,603)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (9,403) $ (34,164) $ (755) $ (1,449) $ (7,429) $ (6,163) $ (14,292) $ (25,374)
Total Dividends and Distributions
$ (9,403) $ (34,164) $ (755) $ (1,449) $ (7,429) $ (6,163) $ (14,292) $ (25,374)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Value Fund I
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 22,502 $ 9,042
Net realized gain (loss) on investments , foreign currencies and futures ............................................................ 92,866 101,903
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
26,620 (100,003)
Net Increase (Decrease) in Net Assets Resulting from Operations 141,988 10,942
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (99,895) (69,194)
Total Dividends and Distributions (99,895) (69,194)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,518,601 (67,518)
Total Increase (Decrease) in Net Assets 1,560,694 (125,770)
Net Assets
Beginning of period .................................................................................................................
940,703 1,066,473
End of period .......................................................................................................................
$ 2,501,397 $ 940,703
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold ............................. $ 3,421 $ 2,693 $ 122,583 $ 231 $ 229 $ 2,049 $ 3,436 $ 2,972 $ 1,263,534
Issued in acquisitions ................. 25,751 90,458 56,528 251 957 6,863 4,747 8,965 820,438
Reinvested ........................ – 6,856 87,757 331 258 912 871 2,803 –
Redeemed .........................
(3,836) (13,982) (781,257) (1,174) (1,060) (5,666) (4,343) (12,494) (173,481)
Net Increase (Decrease) ...............
$ 25,336 $ 86,025 $ (514,389) $ (361) $ 384 $ 4,158 $ 4,711 $ 2,246 $ 1,910,491
Shares:
Sold ............................. 247 195 8,983 18 18 153 253 216 91,519
Issued in acquisitions ................. 1,858 6,604 4,084 19 71 502 347 651 59,180
Reinvested ........................ – 579 7,312 29 22 77 74 236 –
Redeemed .........................
(277) (1,030) (57,182) (91) (82) (420) (325) (947) (12,517)
Net Increase (Decrease) ...............
1,828 6,348 (36,803) (25) 29 312 349 156 138,182
Year Ended October 31, 2018
Dollars:
Sold ............................. N/A $ 2,092 $ 125,208 $ 422 $ 340 $ 1,497 $ 1,364 $ 3,288 N/A
Reinvested ........................ N/A 4,705 59,888 264 275 918 861 2,208 N/A
Redeemed .........................
N/A (10,371) (227,345) (1,484) (3,174) (8,674) (8,026) (11,774) N/A
Net Increase (Decrease) ...............
N/A $ (3,574) $ (42,249) $ (798) $ (2,559) $ (6,259) $ (5,801) $ (6,278) N/A
Shares:
Sold ............................. N/A 138 7,980 29 23 100 91 217 N/A
Reinvested ........................ N/A 315 3,958 18 19 62 58 147 N/A
Redeemed .........................
N/A (686) (14,859) (101) (212) (574) (529) (771) N/A
Net Increase (Decrease) ...............
N/A (233) (2,921) (54) (170) (412) (380) (407) N/A
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized
gain on investments .................. $ – $ (6,867) $ (87,845) $ (331) $ (266) $ (912) $ (871) $ (2,803) $ –
Total Dividends and Distributions
$ – $ (6,867) $ (87,845) $ (331) $ (266) $ (912) $ (871) $ (2,803) $ –
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. N/A $ (4,712) $ (59,947) $ (264) $ (284) $ (918) $ (861) $ (2,208) N/A
Total Dividends and Distributions
N/A $ (4,712) $ (59,947) $ (264) $ (284) $ (918) $ (861) $ (2,208) N/A
(a)
Period from April 2, 2019, date operations commenced, through October 31, 2019 for Class A and R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Money Market Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 9,593 $ 6,284
Net realized gain (loss) on investments ............................................................................................. 128 33
Net change in unrealized appreciation/depreciation of investments ................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 9,721 6,317
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (9,721) (6,317)
Total Dividends and Distributions (9,721) (6,317)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
31,009 (14,074)
Total Increase (Decrease) in Net Assets 31,009 (14,074)
Net Assets
Beginning of period .................................................................................................................
489,582 503,656
End of period .......................................................................................................................
$ 520,591 $ 489,582
Class A Class C Class J Institutional
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ............................................................................. $ 202,489 N/A $ 148,381 N/A
Reinvested ........................................................................ 4,651 N/A 4,918 N/A
Redeemed .........................................................................
(196,857) N/A (132,573) N/A
Net Increase (Decrease) ...............................................................
$ 10,283 N/A $ 20,726 N/A
Shares:
Sold ............................................................................. 202,489 N/A 148,381 N/A
Reinvested ........................................................................ 4,651 N/A 4,918 N/A
Redeemed .........................................................................
(196,857) N/A (132,573) N/A
Net Increase (Decrease) ...............................................................
10,283 N/A 20,726 N/A
Year Ended October 31, 2018
(a)
Dollars:
Sold ............................................................................. $ 194,918 $ 1,698 $ 152,066 $ 10
Reinvested ........................................................................ 3,057 32 3,109 1
Redeemed .........................................................................
(211,308) (16,611) (140,632) (414)
Net Increase (Decrease) ...............................................................
$ (13,333) $ (14,881) $ 14,543 $ (403)
Shares:
Sold ............................................................................. 194,918 1,698 152,066 10
Reinvested ........................................................................ 3,057 32 3,109 1
Redeemed .........................................................................
(211,308) (16,611) (140,632) (414)
Net Increase (Decrease) ...............................................................
(13,333) (14,881) 14,543 (403)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ................................. $ (4,738) N/A $ (4,983) N/A
Total Dividends and Distributions
$ (4,738) N/A $ (4,983) N/A
Year Ended October 31, 2018
(a)
From net investment income and net realized gain on investments ................................. $ (3,116) $ (44) $ (3,156) $ (1)
Total Dividends and Distributions
$ (3,116) $ (44) $ (3,156) $ (1)
(a)
Class C and Institutional shares discontinued operations on March 23, 2018.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Overseas Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 82,273 $ 74,827
Net realized gain (loss) on investments , foreign currencies and futures ............................................................ (90,385) 207,850
Net change in unrealized appreciation/depreciation of investments , futures and translation of assets & liabilities in foreign currencies ......................................................................................................................
139,123 (581,955)
Net Increase (Decrease) in Net Assets Resulting from Operations 131,011 (299,278)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (248,680) (113,673)
Total Dividends and Distributions (248,680) (113,673)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(221,217) (302,265)
Total Increase (Decrease) in Net Assets (338,886) (715,216)
Net Assets
Beginning of period .................................................................................................................
2,921,495 3,636,711
End of period .......................................................................................................................
$ 2,582,609 $ 2,921,495
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 253,967 $ 1 $ – $ 121 $ 27 $ 49
Reinvested ..................................................... 248,546 1 1 43 40 48
Redeemed ......................................................
(723,784) (2) – (163) – (112)
Net Increase (Decrease) ............................................
$ (221,271) $ – $ 1 $ 1 $ 67 $ (15)
Shares:
Sold .......................................................... 27,151 – – 13 3 5
Reinvested ..................................................... 28,659 – – 5 5 6
Redeemed ......................................................
(77,979) – – (18) – (12)
Net Increase (Decrease) ............................................
(22,169) – – – 8 (1)
Year Ended October 31, 2018
Dollars:
Sold .......................................................... $ 244,815 $ 2 $ – $ 286 $ 31 $ 172
Reinvested ..................................................... 113,622 – – 18 14 19
Redeemed ......................................................
(660,680) (3) – (360) (70) (131)
Net Increase (Decrease) ............................................
$ (302,243) $ (1) $ – $ (56) $ (25) $ 60
Shares:
Sold .......................................................... 21,931 – – 26 3 16
Reinvested ..................................................... 9,923 – – 1 1 2
Redeemed ......................................................
(58,628) – – (32) (7) (12)
Net Increase (Decrease) ............................................
(26,774) – – (5) (3) 6
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (248,547) $ (1) $ (1) $ (43) $ (40) $ (48)
Total Dividends and Distributions
$ (248,547) $ (1) $ (1) $ (43) $ (40) $ (48)
Year Ended October 31, 2018
From net investment income and net realized gain on investments .............. $ (113,622) $ – $ – $ (18) $ (14) $ (19)
Total Dividends and Distributions
$ (113,622) $ – $ – $ (18) $ (14) $ (19)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 21,543 $ 27,251
Net realized gain (loss) on investments ............................................................................................. 144,409 643,990
Net change in unrealized appreciation/depreciation of investments ................................................................
115,262 (512,291)
Net Increase (Decrease) in Net Assets Resulting from Operations 281,214 158,950
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (547,640) (166,375)
Total Dividends and Distributions (547,640) (166,375)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
290,807 (734,019)
Total Increase (Decrease) in Net Assets 24,381 (741,444)
Net Assets
Beginning of period .................................................................................................................
1,763,074 2,504,518
End of period .......................................................................................................................
$ 1,787,455 $ 1,763,074
Class A Class C Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 42,317 $ 3,878 $ 142,531 $ 310 $ 483 $ 2,149 $ 2,697 $ 6,589
Reinvested .................................. 278,304 19,350 223,236 666 575 4,983 5,398 10,526
Redeemed ...................................
(147,369) (22,354) (254,524) (1,186) (1,667) (5,748) (6,335) (14,002)
Net Increase (Decrease) .........................
$ 173,252 $ 874 $ 111,243 $ (210) $ (609) $ 1,384 $ 1,760 $ 3,113
Shares:
Sold ....................................... 905 121 2,608 6 11 44 54 141
Reinvested .................................. 6,806 704 5,300 16 14 122 131 253
Redeemed ...................................
(3,098) (725) (5,386) (24) (33) (120) (138) (280)
Net Increase (Decrease) .........................
4,613 100 2,522 (2) (8) 46 47 114
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 36,346 $ 6,104 $ 43,919 $ 297 $ 510 $ 2,735 $ 2,478 $ 4,595
Reinvested .................................. 70,187 4,588 82,826 174 205 1,701 1,492 3,132
Redeemed ...................................
(121,508) (10,038) (827,086) (623) (1,280) (11,658) (8,520) (14,595)
Net Increase (Decrease) .........................
$ (14,975) $ 654 $ (700,341) $ (152) $ (565) $ (7,222) $ (4,550) $ (6,868)
Shares:
Sold ....................................... 569 122 673 5 8 44 39 71
Reinvested .................................. 1,127 95 1,304 3 4 27 24 50
Redeemed ...................................
(1,900) (202) (12,743) (10) (20) (183) (130) (227)
Net Increase (Decrease) .........................
(204) 15 (10,766) (2) (8) (112) (67) (106)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (282,366) $ (19,604) $ (223,276) $ (666) $ (820) $ (4,983) $ (5,398) $ (10,527)
Total Dividends and Distributions
$ (282,366) $ (19,604) $ (223,276) $ (666) $ (820) $ (4,983) $ (5,398) $ (10,527)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (71,966) $ (4,660) $ (82,986) $ (174) $ (264) $ (1,701) $ (1,492) $ (3,132)
Total Dividends and Distributions
$ (71,966) $ (4,660) $ (82,986) $ (174) $ (264) $ (1,701) $ (1,492) $ (3,132)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2010 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 21,351 $ 25,331
Net realized gain (loss) on investments ............................................................................................. 36,184 45,780
Net change in unrealized appreciation/depreciation of investments ................................................................
12,294 (73,360)
Net Increase (Decrease) in Net Assets Resulting from Operations 69,829 (2,249)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (61,532) (49,006)
Total Dividends and Distributions (61,532) (49,006)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(89,649) (181,509)
Total Increase (Decrease) in Net Assets (81,352) (232,764)
Net Assets
Beginning of period .................................................................................................................
808,386 1,041,150
End of period .......................................................................................................................
$ 727,034 $ 808,386
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 1,578 $ 4,069 $ 48,307 $ 405 $ 431 $ 2,006 $ 3,482 $ 2,746
Reinvested .................................. 1,999 16,644 35,501 335 405 2,099 1,249 3,273
Redeemed ...................................
(3,554) (26,799) (138,272) (1,598) (3,059) (8,331) (9,382) (23,183)
Net Increase (Decrease) .........................
$ 23 $ (6,086) $ (54,464) $ (858) $ (2,223) $ (4,226) $ (4,651) $ (17,164)
Shares:
Sold ....................................... 121 319 3,736 30 34 159 268 213
Reinvested .................................. 163 1,371 2,912 28 33 173 103 270
Redeemed ...................................
(274) (2,092) (10,772) (127) (232) (651) (734) (1,792)
Net Increase (Decrease) .........................
10 (402) (4,124) (69) (165) (319) (363) (1,309)
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 3,957 $ 8,891 $ 33,518 $ 844 $ 1,474 $ 5,334 $ 2,767 $ 6,547
Reinvested .................................. 1,374 11,684 30,138 245 259 1,817 1,041 2,422
Redeemed ...................................
(10,100) (40,658) (196,694) (2,312) (2,759) (17,423) (9,225) (14,650)
Net Increase (Decrease) .........................
$ (4,769) $ (20,083) $ (133,038) $ (1,223) $ (1,026) $ (10,272) $ (5,417) $ (5,681)
Shares:
Sold ....................................... 286 652 2,450 63 109 392 203 481
Reinvested .................................. 100 858 2,206 18 19 134 77 178
Redeemed ...................................
(730) (2,989) (14,450) (170) (202) (1,288) (683) (1,076)
Net Increase (Decrease) .........................
(344) (1,479) (9,794) (89) (74) (762) (403) (417)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (2,005) $ (16,665) $ (35,501) $ (335) $ (405) $ (2,099) $ (1,249) $ (3,273)
Total Dividends and Distributions
$ (2,005) $ (16,665) $ (35,501) $ (335) $ (405) $ (2,099) $ (1,249) $ (3,273)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (1,386) $ (11,698) $ (30,138) $ (245) $ (259) $ (1,817) $ (1,041) $ (2,422)
Total Dividends and Distributions
$ (1,386) $ (11,698) $ (30,138) $ (245) $ (259) $ (1,817) $ (1,041) $ (2,422)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2015 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 11,893 $ 15,976
Net realized gain (loss) on investments ............................................................................................. 42,529 32,748
Net change in unrealized appreciation/depreciation of investments ................................................................
(15,424) (49,051)
Net Increase (Decrease) in Net Assets Resulting from Operations 38,998 (327)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (39,861) (45,733)
Total Dividends and Distributions (39,861) (45,733)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(107,232) (106,477)
Total Increase (Decrease) in Net Assets (108,095) (152,537)
Net Assets
Beginning of period .................................................................................................................
491,582 644,119
End of period .......................................................................................................................
$ 383,487 $ 491,582
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 37,005 $ 306 $ 757 $ 3,446 $ 1,634 $ 3,707
Reinvested ..................................................... 29,686 337 299 3,631 1,798 4,100
Redeemed ......................................................
(136,409) (1,355) (2,444) (19,346) (8,957) (25,427)
Net Increase (Decrease) ............................................
$ (69,718) $ (712) $ (1,388) $ (12,269) $ (5,525) $ (17,620)
Shares:
Sold .......................................................... 3,799 32 81 356 167 381
Reinvested ..................................................... 3,210 37 33 403 198 450
Redeemed ......................................................
(14,170) (141) (253) (2,004) (929) (2,621)
Net Increase (Decrease) ............................................
(7,161) (72) (139) (1,245) (564) (1,790)
Year Ended October 31, 2018
Dollars:
Sold .......................................................... $ 26,999 $ 583 $ 640 $ 7,856 $ 3,884 $ 9,541
Reinvested ..................................................... 34,414 462 358 4,422 2,108 3,969
Redeemed ......................................................
(142,779) (3,437) (2,417) (24,222) (12,406) (16,452)
Net Increase (Decrease) ............................................
$ (81,366) $ (2,392) $ (1,419) $ (11,944) $ (6,414) $ (2,942)
Shares:
Sold .......................................................... 2,555 57 61 758 373 917
Reinvested ..................................................... 3,260 45 35 428 203 381
Redeemed ......................................................
(13,594) (335) (234) (2,355) (1,193) (1,593)
Net Increase (Decrease) ............................................
(7,779) (233) (138) (1,169) (617) (295)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (29,696) $ (337) $ (299) $ (3,631) $ (1,798) $ (4,100)
Total Dividends and Distributions
$ (29,696) $ (337) $ (299) $ (3,631) $ (1,798) $ (4,100)
Year Ended October 31, 2018
From net investment income and net realized gain on investments .............. $ (34,414) $ (462) $ (358) $ (4,422) $ (2,108) $ (3,969)
Total Dividends and Distributions
$ (34,414) $ (462) $ (358) $ (4,422) $ (2,108) $ (3,969)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 107,773 $ 137,887
Net realized gain (loss) on investments ............................................................................................. 268,109 205,578
Net change in unrealized appreciation/depreciation of investments ................................................................
44,808 (350,287)
Net Increase (Decrease) in Net Assets Resulting from Operations 420,690 (6,822)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (285,179) (297,035)
Total Dividends and Distributions (285,179) (297,035)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(564,400) (763,260)
Total Increase (Decrease) in Net Assets (428,889) (1,067,117)
Net Assets
Beginning of period .................................................................................................................
4,402,743 5,469,860
End of period .......................................................................................................................
$ 3,973,854 $ 4,402,743
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 8,216 $ 37,610 $ 118,879 $ 2,262 $ 3,433 $ 12,046 $ 7,679 $ 28,590
Reinvested .................................. 6,038 57,361 187,516 1,487 1,390 8,900 7,033 15,026
Redeemed ...................................
(16,260) (127,040) (704,055) (10,091) (10,407) (49,545) (56,769) (93,699)
Net Increase (Decrease) .........................
$ (2,006) $ (32,069) $ (397,660) $ (6,342) $ (5,584) $ (28,599) $ (42,057) $ (50,083)
Shares:
Sold ....................................... 595 2,743 8,922 166 254 896 565 2,105
Reinvested .................................. 472 4,544 14,769 118 110 708 559 1,189
Redeemed ...................................
(1,180) (9,330) (52,808) (755) (767) (3,684) (4,231) (6,855)
Net Increase (Decrease) .........................
(113) (2,043) (29,117) (471) (403) (2,080) (3,107) (3,561)
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 14,309 $ 51,995 $ 110,794 $ 2,728 $ 3,131 $ 17,454 $ 21,830 $ 47,287
Reinvested .................................. 5,830 52,801 201,631 1,589 1,975 10,528 7,394 14,932
Redeemed ...................................
(36,747) (134,802) (903,618) (11,190) (21,548) (80,239) (57,252) (84,072)
Net Increase (Decrease) .........................
$ (16,608) $ (30,006) $ (591,193) $ (6,873) $ (16,442) $ (52,257) $ (28,028) $ (21,853)
Shares:
Sold ....................................... 991 3,622 7,693 190 218 1,226 1,525 3,292
Reinvested .................................. 403 3,690 14,019 111 139 739 518 1,043
Redeemed ...................................
(2,526) (9,435) (63,049) (782) (1,502) (5,621) (3,995) (5,898)
Net Increase (Decrease) .........................
(1,132) (2,123) (41,337) (481) (1,145) (3,656) (1,952) (1,563)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (6,314) $ (57,416) $ (187,548) $ (1,487) $ (1,449) $ (8,902) $ (7,033) $ (15,030)
Total Dividends and Distributions
$ (6,314) $ (57,416) $ (187,548) $ (1,487) $ (1,449) $ (8,902) $ (7,033) $ (15,030)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (6,093) $ (52,849) $ (201,635) $ (1,589) $ (2,015) $ (10,528) $ (7,394) $ (14,932)
Total Dividends and Distributions
$ (6,093) $ (52,849) $ (201,635) $ (1,589) $ (2,015) $ (10,528) $ (7,394) $ (14,932)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2025 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 38,024 $ 45,384
Net realized gain (loss) on investments ............................................................................................. 82,363 58,704
Net change in unrealized appreciation/depreciation of investments ................................................................
43,098 (108,174)
Net Increase (Decrease) in Net Assets Resulting from Operations 163,485 (4,086)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (89,430) (80,716)
Total Dividends and Distributions (89,430) (80,716)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(162,961) (87,514)
Total Increase (Decrease) in Net Assets (88,906) (172,316)
Net Assets
Beginning of period .................................................................................................................
1,584,260 1,756,576
End of period .......................................................................................................................
$ 1,495,354 $ 1,584,260
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 146,096 $ 1,583 $ 3,840 $ 15,451 $ 13,107 $ 20,971
Reinvested ..................................................... 68,799 592 721 7,540 4,157 7,448
Redeemed ......................................................
(318,650) (3,365) (6,494) (38,593) (34,277) (51,887)
Net Increase (Decrease) ............................................
$ (103,755) $ (1,190) $ (1,933) $ (15,602) $ (17,013) $ (23,468)
Shares:
Sold .......................................................... 13,353 146 360 1,419 1,188 1,887
Reinvested ..................................................... 6,709 59 72 751 410 732
Redeemed ......................................................
(29,324) (310) (595) (3,543) (3,110) (4,658)
Net Increase (Decrease) ............................................
(9,262) (105) (163) (1,373) (1,512) (2,039)
Year Ended October 31, 2018
Dollars:
Sold .......................................................... $ 107,632 $ 1,664 $ 2,887 $ 19,603 $ 21,170 $ 32,624
Reinvested ..................................................... 61,872 639 626 7,344 3,672 6,557
Redeemed ......................................................
(218,478) (5,771) (4,866) (52,204) (34,512) (37,973)
Net Increase (Decrease) ............................................
$ (48,974) $ (3,468) $ (1,353) $ (25,257) $ (9,670) $ 1,208
Shares:
Sold .......................................................... 9,248 146 252 1,716 1,845 2,824
Reinvested ..................................................... 5,340 57 55 646 320 569
Redeemed ......................................................
(18,891) (508) (424) (4,576) (3,004) (3,303)
Net Increase (Decrease) ............................................
(4,303) (305) (117) (2,214) (839) 90
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (68,959) $ (594) $ (731) $ (7,540) $ (4,158) $ (7,448)
Total Dividends and Distributions
$ (68,959) $ (594) $ (731) $ (7,540) $ (4,158) $ (7,448)
Year Ended October 31, 2018
From net investment income and net realized gain on investments .............. $ (61,872) $ (639) $ (632) $ (7,344) $ (3,672) $ (6,557)
Total Dividends and Distributions
$ (61,872) $ (639) $ (632) $ (7,344) $ (3,672) $ (6,557)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 128,321 $ 165,326
Net realized gain (loss) on investments ............................................................................................. 275,467 311,572
Net change in unrealized appreciation/depreciation of investments ................................................................
207,739 (483,947)
Net Increase (Decrease) in Net Assets Resulting from Operations 611,527 (7,049)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (394,095) (369,546)
Total Dividends and Distributions (394,095) (369,546)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(242,682) (712,995)
Total Increase (Decrease) in Net Assets (25,250) (1,089,590)
Net Assets
Beginning of period .................................................................................................................
5,504,076 6,593,666
End of period .......................................................................................................................
$ 5,478,826 $ 5,504,076
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 11,039 $ 33,479 $ 216,475 $ 3,637 $ 2,834 $ 17,189 $ 12,415 $ 41,749
Reinvested .................................. 7,687 81,851 262,927 1,508 1,703 10,746 8,491 18,800
Redeemed ...................................
(14,272) (115,661) (623,817) (8,695) (8,570) (44,526) (64,849) (94,822)
Net Increase (Decrease) .........................
$ 4,454 $ (331) $ (144,415) $ (3,550) $ (4,033) $ (16,591) $ (43,943) $ (34,273)
Shares:
Sold ....................................... 789 2,401 15,831 261 204 1,235 856 2,985
Reinvested .................................. 598 6,405 20,511 119 133 843 642 1,468
Redeemed ...................................
(1,021) (8,252) (45,778) (630) (613) (3,197) (4,520) (6,731)
Net Increase (Decrease) .........................
366 554 (9,436) (250) (276) (1,119) (3,022) (2,278)
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 20,146 $ 58,746 $ 192,700 $ 2,628 $ 4,909 $ 24,277 $ 23,132 $ 49,152
Reinvested .................................. 6,881 68,490 254,694 1,582 2,064 11,012 8,386 16,131
Redeemed ...................................
(43,063) (122,908) (1,037,436) (11,216) (23,236) (79,115) (64,884) (76,067)
Net Increase (Decrease) .........................
$ (16,036) $ 4,328 $ (590,042) $ (7,006) $ (16,263) $ (43,826) $ (33,366) $ (10,784)
Shares:
Sold ....................................... 1,348 3,922 12,834 177 330 1,627 1,504 3,282
Reinvested .................................. 460 4,608 17,082 107 139 742 547 1,083
Redeemed ...................................
(2,876) (8,245) (69,710) (755) (1,545) (5,301) (4,207) (5,083)
Net Increase (Decrease) .........................
(1,068) 285 (39,794) (471) (1,076) (2,932) (2,156) (718)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (8,041) $ (81,858) $ (262,936) $ (1,509) $ (1,707) $ (10,753) $ (8,491) $ (18,800)
Total Dividends and Distributions
$ (8,041) $ (81,858) $ (262,936) $ (1,509) $ (1,707) $ (10,753) $ (8,491) $ (18,800)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (7,177) $ (68,494) $ (254,694) $ (1,582) $ (2,066) $ (11,015) $ (8,386) $ (16,132)
Total Dividends and Distributions
$ (7,177) $ (68,494) $ (254,694) $ (1,582) $ (2,066) $ (11,015) $ (8,386) $ (16,132)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2035 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 27,223 $ 31,018
Net realized gain (loss) on investments ............................................................................................. 73,568 63,272
Net change in unrealized appreciation/depreciation of investments ................................................................
35,488 (91,445)
Net Increase (Decrease) in Net Assets Resulting from Operations 136,279 2,845
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (82,804) (70,723)
Total Dividends and Distributions (82,804) (70,723)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(71,938) (42,659)
Total Increase (Decrease) in Net Assets (18,463) (110,537)
Net Assets
Beginning of period .................................................................................................................
1,227,838 1,338,375
End of period .......................................................................................................................
$ 1,209,375 $ 1,227,838
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 137,078 $ 1,317 $ 3,278 $ 10,550 $ 9,659 $ 16,994
Reinvested ..................................................... 64,347 630 750 5,918 3,703 7,352
Redeemed ......................................................
(229,643) (4,324) (4,375) (25,987) (27,759) (41,426)
Net Increase (Decrease) ............................................
$ (28,218) $ (2,377) $ (347) $ (9,519) $ (14,397) $ (17,080)
Shares:
Sold .......................................................... 11,801 114 280 914 825 1,446
Reinvested ..................................................... 5,996 60 71 561 348 689
Redeemed ......................................................
(20,007) (375) (378) (2,258) (2,357) (3,495)
Net Increase (Decrease) ............................................
(2,210) (201) (27) (783) (1,184) (1,360)
Year Ended October 31, 2018
Dollars:
Sold .......................................................... $ 97,961 $ 1,741 $ 2,152 $ 14,724 $ 11,832 $ 28,382
Reinvested ..................................................... 54,794 582 651 5,599 3,300 5,779
Redeemed ......................................................
(173,179) (3,883) (4,190) (37,482) (26,625) (24,797)
Net Increase (Decrease) ............................................
$ (20,424) $ (1,560) $ (1,387) $ (17,159) $ (11,493) $ 9,364
Shares:
Sold .......................................................... 7,818 141 176 1,192 955 2,280
Reinvested ..................................................... 4,415 48 53 458 268 468
Redeemed ......................................................
(13,943) (317) (340) (3,049) (2,151) (1,998)
Net Increase (Decrease) ............................................
(1,710) (128) (111) (1,399) (928) 750
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (64,436) $ (630) $ (765) $ (5,918) $ (3,703) $ (7,352)
Total Dividends and Distributions
$ (64,436) $ (630) $ (765) $ (5,918) $ (3,703) $ (7,352)
Year Ended October 31, 2018
From net investment income and net realized gain on investments .............. $ (54,802) $ (582) $ (660) $ (5,600) $ (3,300) $ (5,779)
Total Dividends and Distributions
$ (54,802) $ (582) $ (660) $ (5,600) $ (3,300) $ (5,779)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 80,070 $ 99,154
Net realized gain (loss) on investments ............................................................................................. 222,122 255,356
Net change in unrealized appreciation/depreciation of investments ................................................................
130,683 (323,739)
Net Increase (Decrease) in Net Assets Resulting from Operations 432,875 30,771
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (300,183) (261,727)
Total Dividends and Distributions (300,183) (261,727)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(75,506) (515,797)
Total Increase (Decrease) in Net Assets 57,186 (746,753)
Net Assets
Beginning of period .................................................................................................................
3,741,065 4,487,818
End of period .......................................................................................................................
$ 3,798,251 $ 3,741,065
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 8,776 $ 24,912 $ 195,965 $ 2,106 $ 2,823 $ 10,500 $ 9,496 $ 30,766
Reinvested .................................. 6,760 56,074 205,005 1,399 1,534 7,931 7,013 14,270
Redeemed ...................................
(11,906) (58,823) (448,111) (6,366) (5,422) (28,895) (39,773) (61,540)
Net Increase (Decrease) .........................
$ 3,630 $ 22,163 $ (47,141) $ (2,861) $ (1,065) $ (10,464) $ (23,264) $ (16,504)
Shares:
Sold ....................................... 601 1,678 13,424 143 193 714 649 2,097
Reinvested .................................. 513 4,207 15,237 105 115 598 528 1,066
Redeemed ...................................
(818) (3,977) (31,109) (433) (366) (1,977) (2,761) (4,138)
Net Increase (Decrease) .........................
296 1,908 (2,448) (185) (58) (665) (1,584) (975)
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 15,431 $ 35,349 $ 145,680 $ 2,694 $ 3,512 $ 13,062 $ 12,989 $ 38,479
Reinvested .................................. 5,264 42,913 185,087 1,143 1,832 7,603 6,175 11,559
Redeemed ...................................
(27,937) (68,770) (771,348) (6,264) (17,865) (51,729) (42,854) (57,802)
Net Increase (Decrease) .........................
$ (7,242) $ 9,492 $ (440,581) $ (2,427) $ (12,521) $ (31,064) $ (23,690) $ (7,764)
Shares:
Sold ....................................... 985 2,226 9,045 170 220 824 822 2,402
Reinvested .................................. 338 2,726 11,662 73 117 486 394 732
Redeemed ...................................
(1,772) (4,323) (48,521) (395) (1,111) (3,270) (2,702) (3,621)
Net Increase (Decrease) .........................
(449) 629 (27,814) (152) (774) (1,960) (1,486) (487)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (6,926) $ (56,095) $ (205,005) $ (1,399) $ (1,544) $ (7,931) $ (7,013) $ (14,270)
Total Dividends and Distributions
$ (6,926) $ (56,095) $ (205,005) $ (1,399) $ (1,544) $ (7,931) $ (7,013) $ (14,270)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (5,394) $ (42,924) $ (185,087) $ (1,143) $ (1,842) $ (7,603) $ (6,175) $ (11,559)
Total Dividends and Distributions
$ (5,394) $ (42,924) $ (185,087) $ (1,143) $ (1,842) $ (7,603) $ (6,175) $ (11,559)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2045 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 18,006 $ 20,418
Net realized gain (loss) on investments ............................................................................................. 53,131 44,331
Net change in unrealized appreciation/depreciation of investments ................................................................
30,228 (61,850)
Net Increase (Decrease) in Net Assets Resulting from Operations 101,365 2,899
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (56,772) (41,470)
Total Dividends and Distributions (56,772) (41,470)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(17,019) (18,554)
Total Increase (Decrease) in Net Assets 27,574 (57,125)
Net Assets
Beginning of period .................................................................................................................
866,347 923,472
End of period .......................................................................................................................
$ 893,921 $ 866,347
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 110,483 $ 1,136 $ 2,225 $ 8,841 $ 6,274 $ 14,306
Reinvested ..................................................... 44,159 377 612 4,298 2,275 4,969
Redeemed ......................................................
(153,363) (2,463) (3,997) (17,181) (15,149) (24,821)
Net Increase (Decrease) ............................................
$ 1,279 $ (950) $ (1,160) $ (4,042) $ (6,600) $ (5,546)
Shares:
Sold .......................................................... 9,185 95 185 733 515 1,167
Reinvested ..................................................... 3,970 35 57 397 208 454
Redeemed ......................................................
(12,900) (203) (329) (1,438) (1,239) (2,036)
Net Increase (Decrease) ............................................
255 (73) (87) (308) (516) (415)
Year Ended October 31, 2018
Dollars:
Sold .......................................................... $ 81,261 $ 1,453 $ 2,566 $ 11,033 $ 8,830 $ 20,927
Reinvested ..................................................... 32,303 274 402 3,355 1,866 3,255
Redeemed ......................................................
(118,982) (2,356) (3,283) (24,063) (21,338) (16,057)
Net Increase (Decrease) ............................................
$ (5,418) $ (629) $ (315) $ (9,675) $ (10,642) $ 8,125
Shares:
Sold .......................................................... 6,203 113 200 862 688 1,622
Reinvested ..................................................... 2,492 22 32 265 146 254
Redeemed ......................................................
(9,143) (185) (257) (1,886) (1,663) (1,246)
Net Increase (Decrease) ............................................
(448) (50) (25) (759) (829) 630
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (44,223) $ (385) $ (622) $ (4,298) $ (2,275) $ (4,969)
Total Dividends and Distributions
$ (44,223) $ (385) $ (622) $ (4,298) $ (2,275) $ (4,969)
Year Ended October 31, 2018
From net investment income and net realized gain on investments .............. $ (32,304) $ (277) $ (412) $ (3,356) $ (1,866) $ (3,255)
Total Dividends and Distributions
$ (32,304) $ (277) $ (412) $ (3,356) $ (1,866) $ (3,255)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 44,174 $ 54,700
Net realized gain (loss) on investments ............................................................................................. 135,986 138,760
Net change in unrealized appreciation/depreciation of investments ................................................................
80,814 (175,766)
Net Increase (Decrease) in Net Assets Resulting from Operations 260,974 17,694
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (162,841) (126,863)
Total Dividends and Distributions (162,841) (126,863)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(23,857) (263,536)
Total Increase (Decrease) in Net Assets 74,276 (372,705)
Net Assets
Beginning of period .................................................................................................................
2,179,138 2,551,843
End of period .......................................................................................................................
$ 2,253,414 $ 2,179,138
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 10,381 $ 12,641 $ 181,526 $ 2,522 $ 2,733 $ 11,189 $ 7,679 $ 16,072
Reinvested .................................. 5,135 16,590 122,336 898 1,017 4,886 3,535 8,350
Redeemed ...................................
(15,638) (22,133) (307,706) (4,506) (5,171) (20,323) (16,455) (39,415)
Net Increase (Decrease) .........................
$ (122) $ 7,098 $ (3,844) $ (1,086) $ (1,421) $ (4,248) $ (5,241) $ (14,993)
Shares:
Sold ....................................... 692 864 12,457 171 185 758 518 1,088
Reinvested .................................. 383 1,278 9,149 68 77 370 266 627
Redeemed ...................................
(1,053) (1,526) (21,205) (309) (345) (1,386) (1,124) (2,650)
Net Increase (Decrease) .........................
22 616 401 (70) (83) (258) (340) (935)
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 15,754 $ 16,190 $ 136,702 $ 2,524 $ 3,268 $ 11,447 $ 10,983 $ 33,882
Reinvested .................................. 3,769 11,547 97,832 651 1,070 3,835 2,789 5,304
Redeemed ...................................
(25,195) (26,628) (472,065) (4,969) (12,574) (27,112) (27,415) (25,125)
Net Increase (Decrease) .........................
$ (5,672) $ 1,109 $ (237,531) $ (1,794) $ (8,236) $ (11,830) $ (13,643) $ 14,061
Shares:
Sold ....................................... 981 1,038 8,525 160 206 724 691 2,118
Reinvested .................................. 237 750 6,184 42 68 245 178 336
Redeemed ...................................
(1,574) (1,710) (29,706) (315) (782) (1,722) (1,726) (1,570)
Net Increase (Decrease) .........................
(356) 78 (14,997) (113) (508) (753) (857) 884
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (5,214) $ (16,590) $ (122,346) $ (898) $ (1,022) $ (4,886) $ (3,535) $ (8,350)
Total Dividends and Distributions
$ (5,214) $ (16,590) $ (122,346) $ (898) $ (1,022) $ (4,886) $ (3,535) $ (8,350)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (3,828) $ (11,550) $ (97,832) $ (651) $ (1,071) $ (3,838) $ (2,789) $ (5,304)
Total Dividends and Distributions
$ (3,828) $ (11,550) $ (97,832) $ (651) $ (1,071) $ (3,838) $ (2,789) $ (5,304)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2055 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 8,102 $ 8,523
Net realized gain (loss) on investments ............................................................................................. 24,222 17,405
Net change in unrealized appreciation/depreciation of investments ................................................................
19,234 (26,346)
Net Increase (Decrease) in Net Assets Resulting from Operations 51,558 (418)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (23,464) (13,640)
Total Dividends and Distributions (23,464) (13,640)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
34,300 30,099
Total Increase (Decrease) in Net Assets 62,394 16,041
Net Assets
Beginning of period .................................................................................................................
402,208 386,167
End of period .......................................................................................................................
$ 464,602 $ 402,208
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 94,891 $ 1,244 $ 1,817 $ 6,941 $ 4,228 $ 8,802
Reinvested ..................................................... 18,505 170 235 1,641 915 1,987
Redeemed ......................................................
(74,697) (1,776) (2,465) (8,540) (7,744) (11,854)
Net Increase (Decrease) ............................................
$ 38,699 $ (362) $ (413) $ 42 $ (2,601) $ (1,065)
Shares:
Sold .......................................................... 7,384 99 143 541 327 676
Reinvested ..................................................... 1,572 15 21 143 79 171
Redeemed ......................................................
(5,911) (140) (190) (676) (588) (911)
Net Increase (Decrease) ............................................
3,045 (26) (26) 8 (182) (64)
Year Ended October 31, 2018
Dollars:
Sold .......................................................... $ 69,312 $ 965 $ 1,615 $ 6,869 $ 6,121 $ 15,422
Reinvested ..................................................... 10,910 94 113 1,011 653 859
Redeemed ......................................................
(56,469) (1,041) (1,252) (8,903) (10,834) (5,346)
Net Increase (Decrease) ............................................
$ 23,753 $ 18 $ 476 $ (1,023) $ (4,060) $ 10,935
Shares:
Sold .......................................................... 4,993 72 119 507 448 1,128
Reinvested ..................................................... 797 7 9 76 48 64
Redeemed ......................................................
(4,083) (78) (93) (658) (799) (392)
Net Increase (Decrease) ............................................
1,707 1 35 (75) (303) 800
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (18,513) $ (170) $ (238) $ (1,641) $ (915) $ (1,987)
Total Dividends and Distributions
$ (18,513) $ (170) $ (238) $ (1,641) $ (915) $ (1,987)
Year Ended October 31, 2018
From net investment income and net realized gain on investments .............. $ (10,910) $ (94) $ (113) $ (1,011) $ (653) $ (859)
Total Dividends and Distributions
$ (10,910) $ (94) $ (113) $ (1,011) $ (653) $ (859)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 5,906 $ 5,783
Net realized gain (loss) on investments ............................................................................................. 17,655 10,620
Net change in unrealized appreciation/depreciation of investments ................................................................
15,962 (18,015)
Net Increase (Decrease) in Net Assets Resulting from Operations 39,523 (1,612)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (14,977) (7,204)
Total Dividends and Distributions (14,977) (7,204)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
57,510 42,054
Total Increase (Decrease) in Net Assets 82,056 33,238
Net Assets
Beginning of period .................................................................................................................
287,988 254,750
End of period .......................................................................................................................
$ 370,044 $ 287,988
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 2,276 $ 84,078 $ 1,074 $ 841 $ 3,913 $ 2,510 $ 6,159
Reinvested ........................................... 428 12,830 78 84 486 304 766
Redeemed ............................................
(1,327) (42,965) (783) (967) (3,216) (2,891) (6,168)
Net Increase (Decrease) ..................................
$ 1,377 $ 53,943 $ 369 $ (42) $ 1,183 $ (77) $ 757
Shares:
Sold ................................................ 164 6,116 80 62 286 183 447
Reinvested ........................................... 35 1,039 6 7 40 25 62
Redeemed ............................................
(101) (3,172) (58) (70) (236) (215) (448)
Net Increase (Decrease) ..................................
98 3,983 28 (1) 90 (7) 61
Year Ended October 31, 2018
Dollars:
Sold ................................................ $ 2,995 $ 80,109 $ 895 $ 1,100 $ 4,612 $ 3,480 $ 11,255
Reinvested ........................................... 214 6,217 33 38 225 173 303
Redeemed ............................................
(2,517) (50,157) (931) (895) (3,645) (4,337) (7,113)
Net Increase (Decrease) ..................................
$ 692 $ 36,169 $ (3) $ 243 $ 1,192 $ (684) $ 4,445
Shares:
Sold ................................................ 208 5,523 63 77 321 242 785
Reinvested ........................................... 15 436 2 3 16 12 21
Redeemed ............................................
(177) (3,484) (66) (63) (255) (304) (495)
Net Increase (Decrease) ..................................
46 2,475 (1) 17 82 (50) 311
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (428) $ (12,830) $ (79) $ (84) $ (486) $ (304) $ (766)
Total Dividends and Distributions
$ (428) $ (12,830) $ (79) $ (84) $ (486) $ (304) $ (766)
Year Ended October 31, 2018
From net investment income and net realized gain on investments .... $ (214) $ (6,217) $ (33) $ (38) $ (226) $ (173) $ (303)
Total Dividends and Distributions
$ (214) $ (6,217) $ (33) $ (38) $ (226) $ (173) $ (303)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2065 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 195 $ 6
Net realized gain (loss) on investments ............................................................................................. 600 142
Net change in unrealized appreciation/depreciation of investments ................................................................
860 (407)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,655 (259)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (312) (1)
Total Dividends and Distributions (312) (1)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
4,602 9,975
Total Increase (Decrease) in Net Assets 5,945 9,715
Net Assets
Beginning of period .................................................................................................................
9,778 63
End of period .......................................................................................................................
$ 15,723 $ 9,778
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 10,425 $ 95 $ 262 $ 1,105 $ 399 $ 617
Reinvested ..................................................... 232 3 4 48 12 13
Redeemed ......................................................
(6,920) (82) (175) (636) (364) (436)
Net Increase (Decrease) ............................................
$ 3,737 $ 16 $ 91 $ 517 $ 47 $ 194
Shares:
Sold .......................................................... 996 9 25 106 38 59
Reinvested ..................................................... 25 – – 5 1 1
Redeemed ......................................................
(652) (8) (17) (61) (34) (42)
Net Increase (Decrease) ............................................
369 1 8 50 5 18
Year Ended October 31, 2018
Dollars:
Sold .......................................................... $ 16,754 $ 118 $ 231 $ 1,772 $ 430 $ 1,544
Reinvested ..................................................... 1 – – – – –
Redeemed ......................................................
(9,498) (14) (82) (172) (77) (1,032)
Net Increase (Decrease) ............................................
$ 7,257 $ 104 $ 149 $ 1,600 $ 353 $ 512
Shares:
Sold .......................................................... 1,573 11 22 168 39 142
Reinvested ..................................................... – – – – – –
Redeemed ......................................................
(877) (1) (8) (16) (7) (97)
Net Increase (Decrease) ............................................
696 10 14 152 32 45
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (232) $ (3) $ (4) $ (48) $ (12) $ (13)
Total Dividends and Distributions
$ (232) $ (3) $ (4) $ (48) $ (12) $ (13)
Year Ended October 31, 2018
From net investment income and net realized gain on investments .............. $ (1) $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ (1) $ – $ – $ – $ – $ –

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2015 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 1,461 $ 855
Net realized gain (loss) on investments ............................................................................................. 839 433
Net change in unrealized appreciation/depreciation of investments ................................................................
7,802 (2,011)
Net Increase (Decrease) in Net Assets Resulting from Operations 10,102 (723)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (1,355) (864)
Total Dividends and Distributions (1,355) (864)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
43,012 18,644
Total Increase (Decrease) in Net Assets 51,759 17,057
Net Assets
Beginning of period .................................................................................................................
50,791 33,734
End of period .......................................................................................................................
$ 102,550 $ 50,791
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 11,962 $ 4,439 $ 30 $ 41 $ 53,836
Reinvested ............................................................... 168 429 – – 758
Redeemed ................................................................
(1,146) (13,465) – – (14,040)
Net Increase (Decrease) ......................................................
$ 10,984 $ (8,597) $ 30 $ 41 $ 40,554
Shares:
Sold .................................................................... 1,100 405 3 4 5,202
Reinvested ............................................................... 16 42 – – 74
Redeemed ................................................................
(106) (1,262) – – (1,275)
Net Increase (Decrease) ......................................................
1,010 (815) 3 4 4,001
Year Ended October 31, 2018
(b)
Dollars:
Sold .................................................................... $ 7,795 $ 10,075 N/A N/A $ 16,294
Reinvested ............................................................... – 802 N/A N/A 62
Redeemed ................................................................
(481) (12,302) N/A N/A (3,601)
Net Increase (Decrease) ......................................................
$ 7,314 $ (1,425) N/A N/A $ 12,755
Shares:
Sold .................................................................... 713 916 N/A N/A 1,486
Reinvested ............................................................... – 74 N/A N/A 6
Redeemed ................................................................
(44) (1,126) N/A N/A (331)
Net Increase (Decrease) ......................................................
669 (136) N/A N/A 1,161
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (168) $ (429) $ – $ – $ (758)
Total Dividends and Distributions
$ (168) $ (429) $ – $ – $ (758)
Year Ended October 31, 2018
(b)
From net investment income and net realized gain on investments ........................ $ – $ (802) N/A N/A $ (62)
Total Dividends and Distributions
$ – $ (802) N/A N/A $ (62)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.
(b)
Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2020 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 3,989 $ 2,802
Net realized gain (loss) on investments ............................................................................................. 3,016 2,217
Net change in unrealized appreciation/depreciation of investments ................................................................
26,595 (6,257)
Net Increase (Decrease) in Net Assets Resulting from Operations 33,600 (1,238)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (4,804) (3,141)
Total Dividends and Distributions (4,804) (3,141)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
160,360 26,444
Total Increase (Decrease) in Net Assets 189,156 22,065
Net Assets
Beginning of period .................................................................................................................
142,722 120,657
End of period .......................................................................................................................
$ 331,878 $ 142,722
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 35,523 $ 14,223 $ 486 $ 352 $ 170,537
Reinvested ............................................................... 508 2,292 – – 2,003
Redeemed ................................................................
(6,263) (34,449) – – (24,852)
Net Increase (Decrease) ......................................................
$ 29,768 $ (17,934) $ 486 $ 352 $ 147,688
Shares:
Sold .................................................................... 3,217 1,274 43 31 16,476
Reinvested ............................................................... 50 223 – – 196
Redeemed ................................................................
(562) (3,180) – – (2,243)
Net Increase (Decrease) ......................................................
2,705 (1,683) 43 31 14,429
Year Ended October 31, 2018
(b)
Dollars:
Sold .................................................................... $ 13,467 $ 18,289 N/A N/A $ 35,323
Reinvested ............................................................... – 2,954 N/A N/A 187
Redeemed ................................................................
(549) (37,491) N/A N/A (5,736)
Net Increase (Decrease) ......................................................
$ 12,918 $ (16,248) N/A N/A $ 29,774
Shares:
Sold .................................................................... 1,204 1,630 N/A N/A 3,141
Reinvested ............................................................... – 265 N/A N/A 17
Redeemed ................................................................
(49) (3,339) N/A N/A (507)
Net Increase (Decrease) ......................................................
1,155 (1,444) N/A N/A 2,651
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (508) $ (2,292) $ – $ – $ (2,004)
Total Dividends and Distributions
$ (508) $ (2,292) $ – $ – $ (2,004)
Year Ended October 31, 2018
(b)
From net investment income and net realized gain on investments ........................ $ – $ (2,954) N/A N/A $ (187)
Total Dividends and Distributions
$ – $ (2,954) N/A N/A $ (187)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.
(b)
Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2025 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 2,925 $ 2,025
Net realized gain (loss) on investments ............................................................................................. 3,133 1,718
Net change in unrealized appreciation/depreciation of investments ................................................................
17,712 (5,579)
Net Increase (Decrease) in Net Assets Resulting from Operations 23,770 (1,836)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (3,963) (2,132)
Total Dividends and Distributions (3,963) (2,132)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
99,265 38,564
Total Increase (Decrease) in Net Assets 119,072 34,596
Net Assets
Beginning of period .................................................................................................................
124,202 89,606
End of period .......................................................................................................................
$ 243,274 $ 124,202
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 36,428 $ 13,536 $ 161 $ 404 $ 93,922
Reinvested ............................................................... 594 1,687 – – 1,682
Redeemed ................................................................
(4,463) (30,362) (1) – (14,323)
Net Increase (Decrease) ......................................................
$ 32,559 $ (15,139) $ 160 $ 404 $ 81,281
Shares:
Sold .................................................................... 3,227 1,188 14 35 8,876
Reinvested ............................................................... 57 162 – – 162
Redeemed ................................................................
(394) (2,750) – – (1,260)
Net Increase (Decrease) ......................................................
2,890 (1,400) 14 35 7,778
Year Ended October 31, 2018
(b)
Dollars:
Sold .................................................................... $ 15,418 $ 20,084 N/A N/A $ 28,758
Reinvested ............................................................... – 1,861 N/A N/A 271
Redeemed ................................................................
(1,078) (22,116) N/A N/A (4,634)
Net Increase (Decrease) ......................................................
$ 14,340 $ (171) N/A N/A $ 24,395
Shares:
Sold .................................................................... 1,340 1,749 N/A N/A 2,485
Reinvested ............................................................... – 162 N/A N/A 24
Redeemed ................................................................
(93) (1,924) N/A N/A (403)
Net Increase (Decrease) ......................................................
1,247 (13) N/A N/A 2,106
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (594) $ (1,687) $ – $ – $ (1,682)
Total Dividends and Distributions
$ (594) $ (1,687) $ – $ – $ (1,682)
Year Ended October 31, 2018
(b)
From net investment income and net realized gain on investments ........................ $ – $ (1,861) N/A N/A $ (271)
Total Dividends and Distributions
$ – $ (1,861) N/A N/A $ (271)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.
(b)
Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2030 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 3,633 $ 2,620
Net realized gain (loss) on investments ............................................................................................. 5,033 2,717
Net change in unrealized appreciation/depreciation of investments ................................................................
21,265 (7,770)
Net Increase (Decrease) in Net Assets Resulting from Operations 29,931 (2,433)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (5,565) (3,110)
Total Dividends and Distributions (5,565) (3,110)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
112,033 47,047
Total Increase (Decrease) in Net Assets 136,399 41,504
Net Assets
Beginning of period .................................................................................................................
158,874 117,370
End of period .......................................................................................................................
$ 295,273 $ 158,874
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 29,545 $ 21,388 $ 418 $ 41 $ 103,855
Reinvested ............................................................... 508 2,687 – – 2,370
Redeemed ................................................................
(3,260) (29,945) – – (15,574)
Net Increase (Decrease) ......................................................
$ 26,793 $ (5,870) $ 418 $ 41 $ 90,651
Shares:
Sold .................................................................... 2,584 1,857 36 3 9,764
Reinvested ............................................................... 49 257 – – 227
Redeemed ................................................................
(284) (2,679) – – (1,364)
Net Increase (Decrease) ......................................................
2,349 (565) 36 3 8,627
Year Ended October 31, 2018
(b)
Dollars:
Sold .................................................................... $ 12,593 $ 22,848 N/A N/A $ 48,096
Reinvested ............................................................... – 2,796 N/A N/A 314
Redeemed ................................................................
(536) (34,838) N/A N/A (4,226)
Net Increase (Decrease) ......................................................
$ 12,057 $ (9,194) N/A N/A $ 44,184
Shares:
Sold .................................................................... 1,076 1,955 N/A N/A 4,091
Reinvested ............................................................... – 240 N/A N/A 27
Redeemed ................................................................
(46) (2,982) N/A N/A (362)
Net Increase (Decrease) ......................................................
1,030 (787) N/A N/A 3,756
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (508) $ (2,687) $ – $ – $ (2,370)
Total Dividends and Distributions
$ (508) $ (2,687) $ – $ – $ (2,370)
Year Ended October 31, 2018
(b)
From net investment income and net realized gain on investments ........................ $ – $ (2,796) N/A N/A $ (314)
Total Dividends and Distributions
$ – $ (2,796) N/A N/A $ (314)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.
(b)
Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2035 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 2,022 $ 1,554
Net realized gain (loss) on investments ............................................................................................. 3,180 1,910
Net change in unrealized appreciation/depreciation of investments ................................................................
13,269 (4,977)
Net Increase (Decrease) in Net Assets Resulting from Operations 18,471 (1,513)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (3,469) (1,701)
Total Dividends and Distributions (3,469) (1,701)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
68,401 30,252
Total Increase (Decrease) in Net Assets 83,403 27,038
Net Assets
Beginning of period .................................................................................................................
96,197 69,159
End of period .......................................................................................................................
$ 179,600 $ 96,197
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 21,569 $ 15,602 $ 228 $ 410 $ 57,078
Reinvested ............................................................... 411 1,483 – – 1,575
Redeemed ................................................................
(2,113) (20,195) (1) – (7,646)
Net Increase (Decrease) ......................................................
$ 19,867 $ (3,110) $ 227 $ 410 $ 51,007
Shares:
Sold .................................................................... 1,848 1,332 19 34 5,255
Reinvested ............................................................... 39 140 – – 149
Redeemed ................................................................
(182) (1,776) – – (649)
Net Increase (Decrease) ......................................................
1,705 (304) 19 34 4,755
Year Ended October 31, 2018
(b)
Dollars:
Sold .................................................................... $ 8,973 $ 16,630 N/A N/A $ 24,301
Reinvested ............................................................... – 1,413 N/A N/A 287
Redeemed ................................................................
(376) (18,939) N/A N/A (2,037)
Net Increase (Decrease) ......................................................
$ 8,597 $ (896) N/A N/A $ 22,551
Shares:
Sold .................................................................... 750 1,386 N/A N/A 2,010
Reinvested ............................................................... – 119 N/A N/A 24
Redeemed ................................................................
(31) (1,579) N/A N/A (170)
Net Increase (Decrease) ......................................................
719 (74) N/A N/A 1,864
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (411) $ (1,483) $ – $ – $ (1,575)
Total Dividends and Distributions
$ (411) $ (1,483) $ – $ – $ (1,575)
Year Ended October 31, 2018
(b)
From net investment income and net realized gain on investments ........................ $ – $ (1,414) N/A N/A $ (287)
Total Dividends and Distributions
$ – $ (1,414) N/A N/A $ (287)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.
(b)
Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2040 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 2,237 $ 1,858
Net realized gain (loss) on investments ............................................................................................. 4,078 2,489
Net change in unrealized appreciation/depreciation of investments ................................................................
15,858 (5,670)
Net Increase (Decrease) in Net Assets Resulting from Operations 22,173 (1,323)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (4,247) (2,143)
Total Dividends and Distributions (4,247) (2,143)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
79,248 29,263
Total Increase (Decrease) in Net Assets 97,174 25,797
Net Assets
Beginning of period .................................................................................................................
108,218 82,421
End of period .......................................................................................................................
$ 205,392 $ 108,218
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 20,866 $ 15,315 $ 422 $ 421 $ 68,675
Reinvested ............................................................... 357 2,151 – – 1,739
Redeemed ................................................................
(3,095) (21,211) – (24) (6,368)
Net Increase (Decrease) ......................................................
$ 18,128 $ (3,745) $ 422 $ 397 $ 64,046
Shares:
Sold .................................................................... 1,785 1,300 35 35 6,357
Reinvested ............................................................... 34 203 – – 164
Redeemed ................................................................
(261) (1,856) – (2) (541)
Net Increase (Decrease) ......................................................
1,558 (353) 35 33 5,980
Year Ended October 31, 2018
(b)
Dollars:
Sold .................................................................... $ 7,312 $ 16,752 N/A N/A $ 24,512
Reinvested ............................................................... – 1,764 N/A N/A 379
Redeemed ................................................................
(125) (18,295) N/A N/A (3,036)
Net Increase (Decrease) ......................................................
$ 7,187 $ 221 N/A N/A $ 21,855
Shares:
Sold .................................................................... 604 1,387 N/A N/A 2,011
Reinvested ............................................................... – 147 N/A N/A 32
Redeemed ................................................................
(10) (1,509) N/A N/A (249)
Net Increase (Decrease) ......................................................
594 25 N/A N/A 1,794
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (357) $ (2,151) $ – $ – $ (1,739)
Total Dividends and Distributions
$ (357) $ (2,151) $ – $ – $ (1,739)
Year Ended October 31, 2018
(b)
From net investment income and net realized gain on investments ........................ $ – $ (1,764) N/A N/A $ (379)
Total Dividends and Distributions
$ – $ (1,764) N/A N/A $ (379)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.
(b)
Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2045 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 1,091 $ 919
Net realized gain (loss) on investments ............................................................................................. 2,108 1,345
Net change in unrealized appreciation/depreciation of investments ................................................................
8,457 (3,107)
Net Increase (Decrease) in Net Assets Resulting from Operations 11,656 (843)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (2,178) (1,034)
Total Dividends and Distributions (2,178) (1,034)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
45,870 16,471
Total Increase (Decrease) in Net Assets 55,348 14,594
Net Assets
Beginning of period .................................................................................................................
58,059 43,465
End of period .......................................................................................................................
$ 113,407 $ 58,059
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 11,862 $ 12,590 $ 150 $ 287 $ 37,678
Reinvested ............................................................... 181 1,161 – – 836
Redeemed ................................................................
(1,407) (14,752) – – (2,716)
Net Increase (Decrease) ......................................................
$ 10,636 $ (1,001) $ 150 $ 287 $ 35,798
Shares:
Sold .................................................................... 1,005 1,058 12 23 3,450
Reinvested ............................................................... 17 109 – – 79
Redeemed ................................................................
(118) (1,288) – – (228)
Net Increase (Decrease) ......................................................
904 (121) 12 23 3,301
Year Ended October 31, 2018
(b)
Dollars:
Sold .................................................................... $ 3,754 $ 10,228 N/A N/A $ 12,952
Reinvested ............................................................... – 895 N/A N/A 139
Redeemed ................................................................
(323) (9,995) N/A N/A (1,179)
Net Increase (Decrease) ......................................................
$ 3,431 $ 1,128 N/A N/A $ 11,912
Shares:
Sold .................................................................... 307 834 N/A N/A 1,047
Reinvested ............................................................... – 74 N/A N/A 12
Redeemed ................................................................
(26) (814) N/A N/A (96)
Net Increase (Decrease) ......................................................
281 94 N/A N/A 963
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (181) $ (1,161) $ – $ – $ (836)
Total Dividends and Distributions
$ (181) $ (1,161) $ – $ – $ (836)
Year Ended October 31, 2018
(b)
From net investment income and net realized gain on investments ........................ $ – $ (895) N/A N/A $ (139)
Total Dividends and Distributions
$ – $ (895) N/A N/A $ (139)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.
(b)
Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2050 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 1,100 $ 822
Net realized gain (loss) on investments ............................................................................................. 2,389 1,248
Net change in unrealized appreciation/depreciation of investments ................................................................
6,927 (3,022)
Net Increase (Decrease) in Net Assets Resulting from Operations 10,416 (952)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (2,151) (1,002)
Total Dividends and Distributions (2,151) (1,002)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
39,232 18,957
Total Increase (Decrease) in Net Assets 47,497 17,003
Net Assets
Beginning of period .................................................................................................................
55,417 38,414
End of period .......................................................................................................................
$ 102,914 $ 55,417
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 9,438 $ 11,553 $ 64 $ 294 $ 28,917
Reinvested ............................................................... 170 1,381 – – 600
Redeemed ................................................................
(813) (9,796) (3) – (2,573)
Net Increase (Decrease) ......................................................
$ 8,795 $ 3,138 $ 61 $ 294 $ 26,944
Shares:
Sold .................................................................... 795 966 5 24 2,629
Reinvested ............................................................... 16 129 – – 56
Redeemed ................................................................
(70) (855) – – (215)
Net Increase (Decrease) ......................................................
741 240 5 24 2,470
Year Ended October 31, 2018
(b)
Dollars:
Sold .................................................................... $ 3,533 $ 11,564 N/A N/A $ 12,011
Reinvested ............................................................... – 919 N/A N/A 83
Redeemed ................................................................
(137) (7,707) N/A N/A (1,309)
Net Increase (Decrease) ......................................................
$ 3,396 $ 4,776 N/A N/A $ 10,785
Shares:
Sold .................................................................... 286 936 N/A N/A 966
Reinvested ............................................................... – 75 N/A N/A 7
Redeemed ................................................................
(11) (626) N/A N/A (105)
Net Increase (Decrease) ......................................................
275 385 N/A N/A 868
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (170) $ (1,381) $ – $ – $ (600)
Total Dividends and Distributions
$ (170) $ (1,381) $ – $ – $ (600)
Year Ended October 31, 2018
(b)
From net investment income and net realized gain on investments ........................ $ – $ (919) N/A N/A $ (83)
Total Dividends and Distributions
$ – $ (919) N/A N/A $ (83)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.
(b)
Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2055 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 305 $ 241
Net realized gain (loss) on investments ............................................................................................. 647 376
Net change in unrealized appreciation/depreciation of investments ................................................................
2,551 (984)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,503 (367)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (609) (272)
Total Dividends and Distributions (609) (272)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
15,543 7,243
Total Increase (Decrease) in Net Assets 18,437 6,604
Net Assets
Beginning of period .................................................................................................................
18,005 11,401
End of period .......................................................................................................................
$ 36,442 $ 18,005
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 3,163 $ 6,488 $ 53 $ 67 $ 12,837
Reinvested ............................................................... 50 390 – – 169
Redeemed ................................................................
(523) (5,984) – – (1,167)
Net Increase (Decrease) ......................................................
$ 2,690 $ 894 $ 53 $ 67 $ 11,839
Shares:
Sold .................................................................... 264 537 4 5 1,145
Reinvested ............................................................... 5 36 – – 16
Redeemed ................................................................
(45) (513) – – (97)
Net Increase (Decrease) ......................................................
224 60 4 5 1,064
Year Ended October 31, 2018
(b)
Dollars:
Sold .................................................................... $ 1,295 $ 5,470 N/A N/A $ 3,578
Reinvested ............................................................... – 256 N/A N/A 16
Redeemed ................................................................
(74) (2,933) N/A N/A (365)
Net Increase (Decrease) ......................................................
$ 1,221 $ 2,793 N/A N/A $ 3,229
Shares:
Sold .................................................................... 105 436 N/A N/A 285
Reinvested ............................................................... – 20 N/A N/A 1
Redeemed ................................................................
(6) (235) N/A N/A (29)
Net Increase (Decrease) ......................................................
99 221 N/A N/A 257
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (50) $ (390) $ – $ – $ (169)
Total Dividends and Distributions
$ (50) $ (390) $ – $ – $ (169)
Year Ended October 31, 2018
(b)
From net investment income and net realized gain on investments ........................ $ – $ (256) N/A N/A $ (16)
Total Dividends and Distributions
$ – $ (256) N/A N/A $ (16)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.
(b)
Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2060 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 103 $ 47
Net realized gain (loss) on investments ............................................................................................. 232 75
Net change in unrealized appreciation/depreciation of investments ................................................................
809 (307)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,144 (185)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (161) (56)
Total Dividends and Distributions (161) (56)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
6,096 3,755
Total Increase (Decrease) in Net Assets 7,079 3,514
Net Assets
Beginning of period .................................................................................................................
5,404 1,890
End of period .......................................................................................................................
$ 12,483 $ 5,404
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 1,027 $ 2,470 $ 28 $ 18 $ 4,328
Reinvested ............................................................... 14 88 – – 58
Redeemed ................................................................
(157) (1,066) – – (712)
Net Increase (Decrease) ......................................................
$ 884 $ 1,492 $ 28 $ 18 $ 3,674
Shares:
Sold .................................................................... 86 203 2 2 372
Reinvested ............................................................... 1 8 – – 5
Redeemed ................................................................
(13) (91) – – (59)
Net Increase (Decrease) ......................................................
74 120 2 2 318
Year Ended October 31, 2018
(b)
Dollars:
Sold .................................................................... $ 489 $ 2,406 N/A N/A $ 1,981
Reinvested ............................................................... – 55 N/A N/A 1
Redeemed ................................................................
(18) (893) N/A N/A (266)
Net Increase (Decrease) ......................................................
$ 471 $ 1,568 N/A N/A $ 1,716
Shares:
Sold .................................................................... 38 192 N/A N/A 157
Reinvested ............................................................... – 4 N/A N/A –
Redeemed ................................................................
(1) (71) N/A N/A (21)
Net Increase (Decrease) ......................................................
37 125 N/A N/A 136
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (14) $ (88) $ – $ – $ (59)
Total Dividends and Distributions
$ (14) $ (88) $ – $ – $ (59)
Year Ended October 31, 2018
(b)
From net investment income and net realized gain on investments ........................ $ – $ (55) N/A N/A $ (1)
Total Dividends and Distributions
$ – $ (55) N/A N/A $ (1)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.
(b)
Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in dollars Principal LifeTime Hybrid 2065 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 1 0, 569 $ 4,596
Net realized gain (loss) on investments ............................................................................................. (28 8 , 9 77 ) 2 ,469
Net change in unrealized appreciation/depreciation of investments ................................................................
29 0,864 (253 ,159 )
Net Increase (Decrease) in Net Assets Resulting from Operations 1 2,456 (246 ,094 )
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (18 ,069 ) (395)
Total Dividends and Distributions (18 ,069 ) (395)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(3,08 1,399 ) 4,657 ,341
Total Increase (Decrease) in Net Assets (3,087 ,012 ) 4,41 0,852
Net Assets
Beginning of period .................................................................................................................
4,43 1,734 2 0,882
End of period .......................................................................................................................
$ 1,34 4,722 $ 4,43 1,734
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................. $ 383 ,386 $ 241 ,221 $ 10 ,000 $ 10 ,000 $ 1,677 ,166
Reinvested ............................................................. 1 3,861 2,951 – – 1 ,257
Redeemed ..............................................................
(211 ,442 ) (8 1,7 44 ) – – (5,128 ,055 )
Net Increase (Decrease) ....................................................
$ 18 5,805 $ 162 ,428 $ 10 ,000 $ 10 ,000 $ (3,4 49,632 )
Shares:
Sold .................................................................. 37 ,008 23 ,263 974 974 16 5,671
Reinvested ............................................................. 1,506 320 – – 141
Redeemed ..............................................................
(2 0,517 ) (8 ,109 ) – – (51 2,645 )
Net Increase (Decrease) ....................................................
1 7,997 15 ,474 974 974 (34 6,833 )
Year Ended October 31, 2018
(b)
Dollars:
Sold .................................................................. $ 43 8,571 $ 9 3 , 956 N/A N/A $ 4,334 ,021
Reinvested ............................................................. – 197 N/A N/A 198
Redeemed ..............................................................
(16 ,057 ) (1 3,532 ) N/A N/A (180 ,013 )
Net Increase (Decrease) ....................................................
$ 42 2,514 $ 8 0,621 N/A N/A $ 4,154 ,206
Shares:
Sold .................................................................. 40 ,375 8,658 N/A N/A 40 1,986
Reinvested ............................................................. – 19 N/A N/A 19
Redeemed ..............................................................
(1,467) (1 ,224 ) N/A N/A (1 6,783 )
Net Increase (Decrease) ....................................................
38,908 7 ,453 N/A N/A 385 ,222
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ...................... $ (13,861) $ (2,951) $ – $ – $ (1 ,257 )
Total Dividends and Distributions
$ (13,861) $ (2,951) $ – $ – $ (1,257)
Year Ended October 31, 2018
(b)
From net investment income and net realized gain on investments ...................... $ – $ (197) N/A N/A $ (198)
Total Dividends and Distributions
$ – $ (197) N/A N/A $ (198)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.
(b)
Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid Income Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 977 $ 585
Net realized gain (loss) on investments ............................................................................................. 276 174
Net change in unrealized appreciation/depreciation of investments ................................................................
3,752 (1,014)
Net Increase (Decrease) in Net Assets Resulting from Operations 5,005 (255)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (759) (562)
Total Dividends and Distributions (759) (562)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
26,628 2,958
Total Increase (Decrease) in Net Assets 30,874 2,141
Net Assets
Beginning of period .................................................................................................................
26,210 24,069
End of period .......................................................................................................................
$ 57,084 $ 26,210
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 5,834 $ 4,348 $ 222 $ 16 $ 28,923
Reinvested ............................................................... 84 262 – – 413
Redeemed ................................................................
(1,061) (6,406) (3) – (6,004)
Net Increase (Decrease) ......................................................
$ 4,857 $ (1,796) $ 219 $ 16 $ 23,332
Shares:
Sold .................................................................... 561 418 20 2 2,886
Reinvested ............................................................... 8 26 – – 42
Redeemed ................................................................
(101) (617) – – (575)
Net Increase (Decrease) ......................................................
468 (173) 20 2 2,353
Year Ended October 31, 2018
(b)
Dollars:
Sold .................................................................... $ 3,109 $ 4,386 N/A N/A $ 8,093
Reinvested ............................................................... – 507 N/A N/A 55
Redeemed ................................................................
(23) (11,726) N/A N/A (1,443)
Net Increase (Decrease) ......................................................
$ 3,086 $ (6,833) N/A N/A $ 6,705
Shares:
Sold .................................................................... 300 422 N/A N/A 780
Reinvested ............................................................... – 49 N/A N/A 5
Redeemed ................................................................
(2) (1,127) N/A N/A (139)
Net Increase (Decrease) ......................................................
298 (656) N/A N/A 646
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (84) $ (262) $ – $ – $ (413)
Total Dividends and Distributions
$ (84) $ (262) $ – $ – $ (413)
Year Ended October 31, 2018
(b)
From net investment income and net realized gain on investments ........................ $ – $ (507) N/A N/A $ (55)
Total Dividends and Distributions
$ – $ (507) N/A N/A $ (55)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.
(b)
Period from March 1, 2018, date operations commenced, through October 31, 2018 for Class J shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 12,116 $ 13,708
Net realized gain (loss) on investments ............................................................................................. 13,519 20,259
Net change in unrealized appreciation/depreciation of investments ................................................................
12,460 (37,359)
Net Increase (Decrease) in Net Assets Resulting from Operations 38,095 (3,392)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (30,084) (25,464)
Total Dividends and Distributions (30,084) (25,464)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(28,361) (111,083)
Total Increase (Decrease) in Net Assets (20,350) (139,939)
Net Assets
Beginning of period .................................................................................................................
437,492 577,431
End of period .......................................................................................................................
$ 417,142 $ 437,492
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 940 $ 2,569 $ 40,210 $ 251 $ 373 $ 3,176 $ 4,651 $ 10,920
Reinvested .................................. 1,098 4,607 20,824 191 262 1,197 515 1,351
Redeemed ...................................
(2,696) (8,514) (78,042) (874) (768) (9,736) (7,700) (13,166)
Net Increase (Decrease) .........................
$ (658) $ (1,338) $ (17,008) $ (432) $ (133) $ (5,363) $ (2,534) $ (895)
Shares:
Sold ....................................... 78 217 3,388 21 31 274 396 916
Reinvested .................................. 96 409 1,841 17 23 107 46 119
Redeemed ...................................
(225) (722) (6,636) (73) (63) (839) (645) (1,105)
Net Increase (Decrease) .........................
(51) (96) (1,407) (35) (9) (458) (203) (70)
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 2,406 $ 2,298 $ 28,107 $ 441 $ 510 $ 4,531 $ 2,292 $ 5,122
Reinvested .................................. 749 3,476 18,453 133 167 921 470 1,074
Redeemed ...................................
(6,629) (12,883) (135,664) (669) (802) (9,145) (5,459) (10,982)
Net Increase (Decrease) .........................
$ (3,474) $ (7,109) $ (89,104) $ (95) $ (125) $ (3,693) $ (2,697) $ (4,786)
Shares:
Sold ....................................... 193 185 2,266 35 41 370 186 415
Reinvested .................................. 59 280 1,480 11 14 74 38 86
Redeemed ...................................
(524) (1,046) (10,959) (54) (65) (743) (444) (884)
Net Increase (Decrease) .........................
(272) (581) (7,213) (8) (10) (299) (220) (383)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (1,124) $ (4,615) $ (20,829) $ (191) $ (262) $ (1,197) $ (515) $ (1,351)
Total Dividends and Distributions
$ (1,124) $ (4,615) $ (20,829) $ (191) $ (262) $ (1,197) $ (515) $ (1,351)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (764) $ (3,478) $ (18,456) $ (133) $ (168) $ (921) $ (470) $ (1,074)
Total Dividends and Distributions
$ (764) $ (3,478) $ (18,456) $ (133) $ (168) $ (921) $ (470) $ (1,074)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 65,763 $ 66,029
Net realized gain (loss) on investments ............................................................................................. 85,723 88,081
Net change in unrealized appreciation/depreciation of investments ................................................................
935,521 (58,776)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,087,007 95,334
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (161,995) (151,297)
Total Dividends and Distributions (161,995) (151,297)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
592,953 (2,030)
Total Increase (Decrease) in Net Assets 1,517,965 (57,993)
Net Assets
Beginning of period .................................................................................................................
3,660,698 3,718,691
End of period .......................................................................................................................
$ 5,178,663 $ 3,660,698
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................... $ 101,474 $ 8,514 $ 10,383 $ 1,122,318 $ 877 $ 3,460 $ 10,615 $ 7,340 $ 33,731 $ 456,892
Reinvested .............. 8,457 1,374 6,127 68,954 129 308 1,418 1,462 5,972 49,760
Redeemed ...............
(83,348) (14,159) (20,500) (743,664) (1,330) (8,553) (13,628) (18,527) (76,193) (326,710)
Net Increase (Decrease) .....
$ 26,583 $ (4,271) $ (3,990) $ 447,608 $ (324) $ (4,785) $ (1,595) $ (9,725) $ (36,490) $ 179,942
Shares:
Sold ................... 3,928 337 412 44,216 34 141 427 298 1,369 17,814
Reinvested .............. 351 59 262 2,820 6 14 61 64 259 2,046
Redeemed ...............
(3,284) (577) (833) (29,255) (52) (354) (549) (779) (3,137) (13,132)
Net Increase (Decrease) .....
995 (181) (159) 17,781 (12) (199) (61) (417) (1,509) 6,728
Year Ended October 31, 2018
Dollars:
Sold ................... $ 74,413 $ 10,309 $ 5,987 $ 793,282 $ 662 $ 5,187 $ 9,380 $ 12,242 $ 32,666 $ 693,712
Reinvested .............. 8,955 1,506 6,829 59,681 168 435 1,732 2,196 6,686 45,543
Redeemed ...............
(98,448) (13,746) (30,221) (983,485) (2,578) (10,326) (23,613) (32,076) (44,991) (534,117)
Net Increase (Decrease) .....
$ (15,080) $ (1,931) $ (17,405) $ (130,522) $ (1,748) $ (4,704) $ (12,501) $ (17,638) $ (5,639) $ 205,138
Shares:
Sold ................... 3,220 452 266 34,428 29 233 414 553 1,472 29,276
Reinvested .............. 383 66 300 2,547 7 19 76 97 295 1,943
Redeemed ...............
(4,224) (605) (1,346) (41,865) (111) (465) (1,048) (1,427) (1,995) (22,487)
Net Increase (Decrease) .....
(621) (87) (780) (4,890) (75) (213) (558) (777) (228) 8,732
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (10,877) $ (1,415) $ (6,134) $ (72,964) $ (129) $ (487) $ (1,419) $ (1,462) $ (5,975) $ (61,133)
Total Dividends and
Distributions
$ (10,877) $ (1,415) $ (6,134) $ (72,964) $ (129) $ (487) $ (1,419) $ (1,462) $ (5,975) $ (61,133)
Year Ended October 31, 2018
From net investment income and
net realized gain on investments $ (11,306) $ (1,553) $ (6,838) $ (72,239) $ (168) $ (727) $ (1,732) $ (2,196) $ (6,688) $ (47,850)
Total Dividends and
Distributions
$ (11,306) $ (1,553) $ (6,838) $ (72,239) $ (168) $ (727) $ (1,732) $ (2,196) $ (6,688) $ (47,850)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 92,219 $ 106,259
Net realized gain (loss) on investments ............................................................................................. 119,377 353,051
Net change in unrealized appreciation/depreciation of investments ................................................................
276,965 (450,593)
Net Increase (Decrease) in Net Assets Resulting from Operations 488,561 8,717
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (399,497) (341,973)
Total Dividends and Distributions (399,497) (341,973)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(20,321) (94,656)
Total Increase (Decrease) in Net Assets 68,743 (427,912)
Net Assets
Beginning of period .................................................................................................................
4,458,763 4,886,675
End of period .......................................................................................................................
$ 4,527,506 $ 4,458,763
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019 (a)
Dollars:
Sold ............................. $ 331,455 $ 32,785 $ 85,499 $ 111,057 $ 455 $ 183 $ 4,371 $ 2,897 $ 5,672
Reinvested ........................ 172,513 51,432 97,031 67,794 278 277 2,435 1,958 3,331
Redeemed .........................
(328,722) (337,152) (143,714) (143,219) (1,020) (1,638) (11,151) (14,706) (10,422)
Net Increase (Decrease) ...............
$ 175,246 $ (252,935) $ 38,816 $ 35,632 $ (287) $ (1,178) $ (4,345) $ (9,851) $ (1,419)
Shares:
Sold ............................. 22,818 2,212 5,883 7,521 30 13 294 204 378
Reinvested ........................ 12,289 3,760 7,163 4,905 20 20 178 143 242
Redeemed .........................
(21,899) (23,640) (9,893) (9,661) (68) (109) (764) (997) (701)
Net Increase (Decrease) ...............
13,208 (17,668) 3,153 2,765 (18) (76) (292) (650) (81)
Year Ended October 31, 2018 (a)
Dollars:
Sold ............................. $ 133,692 $ 58,494 $ 91,186 $ 88,862 $ 755 $ 448 $ 3,957 $ 5,134 $ 5,325
Reinvested ........................ 144,785 46,150 81,484 58,158 207 257 2,249 2,134 4,000
Redeemed .........................
(298,510) (144,555) (166,205) (158,209) (1,251) (783) (8,813) (15,062) (28,545)
Net Increase (Decrease) ...............
$ (20,033) $ (39,911) $ 6,465 $ (11,189) $ (289) $ (78) $ (2,607) $ (7,794) $ (19,220)
Shares:
Sold ............................. 8,289 3,678 5,839 5,608 48 28 250 326 338
Reinvested ........................ 9,022 2,920 5,248 3,681 13 16 143 135 253
Redeemed .........................
(18,506) (9,113) (10,683) (9,979) (78) (49) (560) (953) (1,817)
Net Increase (Decrease) ...............
(1,195) (2,515) 404 (690) (17) (5) (167) (492) (1,226)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (174,483) $ (51,623) $ (97,184) $ (67,928) $ (278) $ (277) $ (2,435) $ (1,958) $ (3,331)
Total Dividends and Distributions
$ (174,483) $ (51,623) $ (97,184) $ (67,928) $ (278) $ (277) $ (2,435) $ (1,958) $ (3,331)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (146,780) $ (46,449) $ (81,645) $ (58,252) $ (207) $ (257) $ (2,249) $ (2,134) $ (4,000)
Total Dividends and Distributions
$ (146,780) $ (46,449) $ (81,645) $ (58,252) $ (207) $ (257) $ (2,249) $ (2,134) $ (4,000)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 40,614 $ 44,539
Net realized gain (loss) on investments ............................................................................................. 26,331 85,752
Net change in unrealized appreciation/depreciation of investments ................................................................
96,659 (137,727)
Net Increase (Decrease) in Net Assets Resulting from Operations 163,604 (7,436)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (117,523) (88,557)
Total Dividends and Distributions (117,523) (88,557)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(18,404) (37,055)
Total Increase (Decrease) in Net Assets 27,677 (133,048)
Net Assets
Beginning of period .................................................................................................................
1,673,696 1,806,744
End of period .......................................................................................................................
$ 1,701,373 $ 1,673,696
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019 (a)
Dollars:
Sold ............................. $ 107,293 $ 19,955 $ 88,060 $ 58,034 $ 541 $ 96 $ 3,134 $ 6,594 $ 3,790
Reinvested ........................ 34,140 13,510 44,867 20,902 157 28 846 1,336 1,205
Redeemed .........................
(91,480) (103,174) (94,138) (110,184) (534) (345) (1,997) (16,658) (4,382)
Net Increase (Decrease) ...............
$ 49,953 $ (69,709) $ 38,789 $ (31,248) $ 164 $ (221) $ 1,983 $ (8,728) $ 613
Shares:
Sold ............................. 9,354 1,735 7,597 4,978 48 8 269 589 325
Reinvested ........................ 3,047 1,231 4,060 1,887 14 3 77 121 109
Redeemed .........................
(7,812) (9,120) (8,136) (9,541) (46) (29) (172) (1,442) (376)
Net Increase (Decrease) ...............
4,589 (6,154) 3,521 (2,676) 16 (18) 174 (732) 58
Year Ended October 31, 2018 (a)
Dollars:
Sold ............................. $ 57,361 $ 23,975 $ 95,561 $ 31,379 $ 834 $ 134 $ 3,203 $ 5,911 $ 5,955
Reinvested ........................ 25,070 10,538 32,533 16,780 123 28 581 1,049 1,266
Redeemed .........................
(98,804) (47,849) (108,004) (66,750) (1,637) (279) (3,977) (6,567) (15,469)
Net Increase (Decrease) ...............
$ (16,373) $ (13,336) $ 20,090 $ (18,591) $ (680) $ (117) $ (193) $ 393 $ (8,248)
Shares:
Sold ............................. 4,679 1,977 7,889 2,596 69 11 266 483 495
Reinvested ........................ 2,043 867 2,687 1,381 10 2 48 86 104
Redeemed .........................
(8,068) (3,953) (8,942) (5,505) (135) (23) (329) (542) (1,284)
Net Increase (Decrease) ...............
(1,346) (1,109) 1,634 (1,528) (56) (10) (15) 27 (685)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (34,497) $ (13,600) $ (44,922) $ (20,930) $ (157) $ (30) $ (846) $ (1,336) $ (1,205)
Total Dividends and Distributions
$ (34,497) $ (13,600) $ (44,922) $ (20,930) $ (157) $ (30) $ (846) $ (1,336) $ (1,205)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (25,522) $ (10,628) $ (32,562) $ (16,797) $ (123) $ (29) $ (581) $ (1,049) $ (1,266)
Total Dividends and Distributions
$ (25,522) $ (10,628) $ (32,562) $ (16,797) $ (123) $ (29) $ (581) $ (1,049) $ (1,266)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 47,547 $ 66,257
Net realized gain (loss) on investments ............................................................................................. 86,283 347,178
Net change in unrealized appreciation/depreciation of investments ................................................................
221,815 (401,039)
Net Increase (Decrease) in Net Assets Resulting from Operations 355,645 12,396
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (356,538) (262,357)
Total Dividends and Distributions (356,538) (262,357)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
63,187 (6,417)
Total Increase (Decrease) in Net Assets 62,294 (256,378)
Net Assets
Beginning of period .................................................................................................................
2,973,041 3,229,419
End of period .......................................................................................................................
$ 3,035,335 $ 2,973,041
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019 (a)
Dollars:
Sold ............................. $ 290,454 $ 24,343 $ 41,841 $ 54,476 $ 126 $ 172 $ 2,808 $ 3,955 $ 5,218
Reinvested ........................ 166,193 56,642 67,962 55,742 131 163 2,562 1,315 3,102
Redeemed .........................
(234,889) (289,667) (71,526) (92,127) (257) (760) (8,520) (9,159) (7,113)
Net Increase (Decrease) ...............
$ 221,758 $ (208,682) $ 38,277 $ 18,091 $ – $ (425) $ (3,150) $ (3,889) $ 1,207
Shares:
Sold ............................. 18,363 1,608 2,584 3,367 8 11 174 260 318
Reinvested ........................ 11,044 4,102 4,697 3,791 9 11 177 90 212
Redeemed .........................
(14,142) (19,875) (4,466) (5,676) (17) (46) (548) (565) (438)
Net Increase (Decrease) ...............
15,265 (14,165) 2,815 1,482 – (24) (197) (215) 92
Year Ended October 31, 2018 (a)
Dollars:
Sold ............................. $ 97,666 $ 42,419 $ 49,829 $ 41,955 $ 288 $ 148 $ 5,082 $ 3,413 $ 7,361
Reinvested ........................ 121,339 41,609 48,438 42,212 176 166 1,651 1,254 3,272
Redeemed .........................
(212,550) (96,872) (77,014) (90,349) (2,324) (937) (3,507) (8,445) (22,697)
Net Increase (Decrease) ...............
$ 6,455 $ (12,844) $ 21,253 $ (6,182) $ (1,860) $ (623) $ 3,226 $ (3,778) $ (12,064)
Shares:
Sold ............................. 5,283 2,453 2,770 2,299 17 8 283 187 411
Reinvested ........................ 6,603 2,439 2,728 2,345 10 9 93 70 183
Redeemed .........................
(11,437) (5,609) (4,296) (4,973) (128) (51) (198) (471) (1,270)
Net Increase (Decrease) ...............
449 (717) 1,202 (329) (101) (34) 178 (214) (676)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (168,251) $ (56,924) $ (68,017) $ (56,072) $ (131) $ (163) $ (2,562) $ (1,315) $ (3,103)
Total Dividends and Distributions
$ (168,251) $ (56,924) $ (68,017) $ (56,072) $ (131) $ (163) $ (2,562) $ (1,315) $ (3,103)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (123,029) $ (41,951) $ (48,472) $ (42,385) $ (176) $ (167) $ (1,651) $ (1,254) $ (3,272)
Total Dividends and Distributions
$ (123,029) $ (41,951) $ (48,472) $ (42,385) $ (176) $ (167) $ (1,651) $ (1,254) $ (3,272)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 74,279 $ 74,720
Net realized gain (loss) on investments ............................................................................................. 11,700 109,300
Net change in unrealized appreciation/depreciation of investments ................................................................
160,339 (190,908)
Net Increase (Decrease) in Net Assets Resulting from Operations 246,318 (6,888)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (173,866) (93,151)
Total Dividends and Distributions (173,866) (93,151)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
63,502 (91,321)
Total Increase (Decrease) in Net Assets 135,954 (191,360)
Net Assets
Beginning of period .................................................................................................................
2,567,343 2,758,703
End of period .......................................................................................................................
$ 2,703,297 $ 2,567,343
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019 (a)
Dollars:
Sold ............................. $ 249,244 $ 31,892 $ 116,273 $ 56,292 $ 1,443 $ 231 $ 1,147 $ 1,996 $ 1,900
Reinvested ........................ 62,283 18,403 75,656 14,712 116 59 334 332 698
Redeemed .........................
(201,511) (115,637) (168,512) (70,714) (156) (493) (1,913) (4,761) (5,812)
Net Increase (Decrease) ...............
$ 110,016 $ (65,342) $ 23,417 $ 290 $ 1,403 $ (203) $ (432) $ (2,433) $ (3,214)
Shares:
Sold ............................. 20,803 2,675 9,730 4,714 119 19 96 169 158
Reinvested ........................ 5,334 1,604 6,537 1,264 10 5 29 29 61
Redeemed .........................
(16,766) (9,866) (14,169) (5,912) (13) (40) (160) (399) (496)
Net Increase (Decrease) ...............
9,371 (5,587) 2,098 66 116 (16) (35) (201) (277)
Year Ended October 31, 2018 (a)
Dollars:
Sold ............................. $ 176,014 $ 42,278 $ 114,682 $ 48,626 $ 781 $ 311 $ 972 $ 1,653 $ 1,870
Reinvested ........................ 32,629 9,368 41,517 7,960 45 20 182 184 515
Redeemed .........................
(236,935) (77,067) (198,345) (47,487) (623) (148) (1,617) (2,008) (6,698)
Net Increase (Decrease) ...............
$ (28,292) $ (25,421) $ (42,146) $ 9,099 $ 203 $ 183 $ (463) $ (171) $ (4,313)
Shares:
Sold ............................. 14,197 3,445 9,310 3,937 64 25 80 135 151
Reinvested ........................ 2,628 761 3,373 644 4 2 14 15 42
Redeemed .........................
(19,134) (6,289) (16,137) (3,845) (50) (12) (131) (163) (544)
Net Increase (Decrease) ...............
(2,309) (2,083) (3,454) 736 17 15 (37) (13) (351)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (62,822) $ (18,580) $ (75,859) $ (15,065) $ (116) $ (59) $ (335) $ (332) $ (698)
Total Dividends and Distributions
$ (62,822) $ (18,580) $ (75,859) $ (15,065) $ (116) $ (59) $ (335) $ (332) $ (698)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (33,037) $ (9,482) $ (41,603) $ (8,083) $ (45) $ (20) $ (182) $ (184) $ (515)
Total Dividends and Distributions
$ (33,037) $ (9,482) $ (41,603) $ (8,083) $ (45) $ (20) $ (182) $ (184) $ (515)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 24,518 $ 40,694
Net realized gain (loss) on investments ............................................................................................. 63,615 302,203
Net change in unrealized appreciation/depreciation of investments ................................................................
148,864 (354,289)
Net Increase (Decrease) in Net Assets Resulting from Operations 236,997 (11,392)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (303,856) (132,976)
Total Dividends and Distributions (303,856) (132,976)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
130,889 (22,194)
Total Increase (Decrease) in Net Assets 64,030 (166,562)
Net Assets
Beginning of period .................................................................................................................
1,814,881 1,981,443
End of period .......................................................................................................................
$ 1,878,911 $ 1,814,881
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019 (a)
Dollars:
Sold ............................. $ 178,069 $ 14,052 $ 24,056 $ 37,382 $ 164 $ 152 $ 1,215 $ 1,883 $ 3,943
Reinvested ........................ 153,600 48,567 49,165 43,611 100 375 1,740 2,219 2,556
Redeemed .........................
(146,950) (175,130) (40,953) (51,983) (404) (225) (5,363) (7,151) (3,801)
Net Increase (Decrease) ...............
$ 184,719 $ (112,511) $ 32,268 $ 29,010 $ (140) $ 302 $ (2,408) $ (3,049) $ 2,698
Shares:
Sold ............................. 10,670 889 1,422 2,191 9 9 74 116 226
Reinvested ........................ 9,743 3,458 3,244 2,838 7 25 115 146 168
Redeemed .........................
(8,335) (11,764) (2,406) (3,024) (24) (13) (324) (422) (219)
Net Increase (Decrease) ...............
12,078 (7,417) 2,260 2,005 (8) 21 (135) (160) 175
Year Ended October 31, 2018 (a)
Dollars:
Sold ............................. $ 55,482 $ 21,299 $ 23,866 $ 34,726 $ 417 $ 174 $ 1,778 $ 3,401 $ 4,039
Reinvested ........................ 66,557 20,996 21,650 19,347 74 161 797 1,053 1,243
Redeemed .........................
(128,225) (57,368) (46,373) (48,777) (1,915) (402) (3,166) (5,434) (7,594)
Net Increase (Decrease) ...............
$ (6,186) $ (15,073) $ (857) $ 5,296 $ (1,424) $ (67) $ (591) $ (980) $ (2,312)
Shares:
Sold ............................. 2,658 1,116 1,182 1,693 21 9 88 167 200
Reinvested ........................ 3,208 1,112 1,078 954 4 8 40 52 62
Redeemed .........................
(6,128) (3,008) (2,297) (2,389) (94) (20) (155) (269) (377)
Net Increase (Decrease) ...............
(262) (780) (37) 258 (69) (3) (27) (50) (115)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (155,225) $ (48,733) $ (49,174) $ (43,734) $ (100) $ (375) $ (1,740) $ (2,219) $ (2,556)
Total Dividends and Distributions
$ (155,225) $ (48,733) $ (49,174) $ (43,734) $ (100) $ (375) $ (1,740) $ (2,219) $ (2,556)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (67,496) $ (21,112) $ (21,651) $ (19,389) $ (74) $ (161) $ (797) $ (1,053) $ (1,243)
Total Dividends and Distributions
$ (67,496) $ (21,112) $ (21,651) $ (19,389) $ (74) $ (161) $ (797) $ (1,053) $ (1,243)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Short-Term Income Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 118,152 $ 96,137
Net realized gain (loss) on investments ............................................................................................. 17,597 (26,939)
Net change in unrealized appreciation/depreciation of investments ................................................................
107,667 (46,143)
Net Increase (Decrease) in Net Assets Resulting from Operations 243,416 23,055
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (118,525) (95,412)
Total Dividends and Distributions (118,525) (95,412)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
354,233 643,789
Total Increase (Decrease) in Net Assets 479,124 571,432
Net Assets
Beginning of period .................................................................................................................
4,786,400 4,214,968
End of period .......................................................................................................................
$ 5,265,524 $ 4,786,400
Class A Class C Class J Class T Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................... $ 158,743 $ 26,066 $ 28,487 N/A $ 1,293,385 $ 1,280 $ 293 $ 4,007 $ 3,607 $ 11,191
Reinvested .............. 5,628 744 2,844 N/A 105,626 10 24 262 84 312
Redeemed ...............
(154,038) (39,709) (26,686) N/A (1,045,019) (1,718) (684) (5,048) (8,351) (7,107)
Net Increase (Decrease) .....
$ 10,333 $ (12,899) $ 4,645 N/A $ 353,992 $ (428) $ (367) $ (779) $ (4,660) $ 4,396
Shares:
Sold ................... 13,060 2,158 2,343 N/A 106,073 106 24 328 298 925
Reinvested .............. 462 61 234 N/A 8,675 1 2 21 7 26
Redeemed ...............
(12,676) (3,270) (2,196) N/A (86,053) (142) (56) (414) (694) (585)
Net Increase (Decrease) .....
846 (1,051) 381 N/A 28,695 (35) (30) (65) (389) 366
Year Ended October 31, 2018
(a)
Dollars:
Sold ................... $ 131,418 $ 13,182 $ 21,688 $ – $ 1,528,497 $ 1,336 $ 442 $ 6,176 $ 3,169 $ 2,627
Reinvested .............. 5,188 688 2,520 – 84,820 7 30 231 174 192
Redeemed ...............
(165,029) (26,789) (37,898) (10) (914,674) (996) (962) (5,584) (3,975) (2,679)
Net Increase (Decrease) .....
$ (28,423) $ (12,919) $ (13,690) $ (10) $ 698,643 $ 347 $ (490) $ 823 $ (632) $ 140
Shares:
Sold ................... 10,883 1,090 1,796 – 126,637 111 37 510 262 217
Reinvested .............. 430 57 209 – 7,033 1 2 19 14 16
Redeemed ...............
(13,655) (2,216) (3,136) (1) (75,770) (83) (80) (461) (329) (221)
Net Increase (Decrease) .....
(2,342) (1,069) (1,131) (1) 57,900 29 (41) 68 (53) 12
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (6,650) $ (804) $ (2,862) N/A $ (107,510) $ (10) $ (28) $ (263) $ (86) $ (312)
Total Dividends and
Distributions
$ (6,650) $ (804) $ (2,862) N/A $ (107,510) $ (10) $ (28) $ (263) $ (86) $ (312)
Year Ended October 31, 2018
(a)
From net investment income and
net realized gain on investments $ (5,814) $ (736) $ (2,542) $ – $ (85,682) $ (8) $ (33) $ (231) $ (174) $ (192)
Total Dividends and
Distributions
$ (5,814) $ (736) $ (2,542) $ – $ (85,682) $ (8) $ (33) $ (231) $ (174) $ (192)
(a)
Class T shares discontinued operations on August 24, 2018.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 976 $ 868
Net realized gain (loss) on investments ............................................................................................. 41,296 87,791
Net change in unrealized appreciation/depreciation of investments ................................................................
3,345 (81,274)
Net Increase (Decrease) in Net Assets Resulting from Operations 45,617 7,385
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (83,738) (51,557)
Total Dividends and Distributions (83,738) (51,557)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
63,674 60,137
Total Increase (Decrease) in Net Assets 25,553 15,965
Net Assets
Beginning of period .................................................................................................................
642,425 626,460
End of period .......................................................................................................................
$ 667,978 $ 642,425
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................... $ 18,837 $ 2,399 $ 5,002 $ 57,610 $ 235 $ 783 $ 2,007 $ 11,173 $ 10,114 $ 21,386
Reinvested .............. 27,519 4,816 25,797 9,936 328 209 1,454 2,552 2,996 6,629
Redeemed ...............
(34,259) (11,757) (20,064) (46,417) (393) (1,790) (4,843) (5,777) (11,124) (11,684)
Net Increase (Decrease) .....
$ 12,097 $ (4,542) $ 10,735 $ 21,129 $ 170 $ (798) $ (1,382) $ 7,948 $ 1,986 $ 16,331
Shares:
Sold ................... 941 134 259 2,632 12 42 98 527 453 960
Reinvested .............. 1,579 314 1,555 525 20 13 84 140 160 350
Redeemed ...............
(1,696) (680) (1,040) (2,147) (20) (92) (239) (271) (508) (531)
Net Increase (Decrease) .....
824 (232) 774 1,010 12 (37) (57) 396 105 779
Year Ended October 31, 2018
Dollars:
Sold ................... $ 33,280 $ 10,098 $ 7,815 $ 51,471 $ 412 $ 2,439 $ 3,440 $ 7,643 $ 9,927 $ 30,295
Reinvested .............. 17,812 2,854 17,111 5,542 247 199 1,134 1,256 1,589 2,160
Redeemed ...............
(46,262) (6,990) (24,197) (32,839) (1,018) (11,472) (6,847) (5,733) (7,664) (3,565)
Net Increase (Decrease) .....
$ 4,830 $ 5,962 $ 729 $ 24,174 $ (359) $ (8,834) $ (2,273) $ 3,166 $ 3,852 $ 28,890
Shares:
Sold ................... 1,345 452 329 1,956 18 108 139 299 380 1,123
Reinvested .............. 778 138 781 226 11 9 50 53 66 88
Redeemed ...............
(1,916) (321) (1,044) (1,282) (43) (472) (279) (229) (302) (131)
Net Increase (Decrease) .....
207 269 66 900 (14) (355) (90) 123 144 1,080
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (27,833) $ (4,846) $ (25,810) $ (10,800) $ (328) $ (490) $ (1,454) $ (2,552) $ (2,996) $ (6,629)
Total Dividends and
Distributions
$ (27,833) $ (4,846) $ (25,810) $ (10,800) $ (328) $ (490) $ (1,454) $ (2,552) $ (2,996) $ (6,629)
Year Ended October 31, 2018
From net investment income and
net realized gain on investments $ (18,155) $ (2,877) $ (17,115) $ (6,027) $ (247) $ (997) $ (1,134) $ (1,256) $ (1,589) $ (2,160)
Total Dividends and
Distributions
$ (18,155) $ (2,877) $ (17,115) $ (6,027) $ (247) $ (997) $ (1,134) $ (1,256) $ (1,589) $ (2,160)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Growth Fund I
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ (9,112) $ (9,545)
Net realized gain (loss) on investments and futures ................................................................................ 145,832 281,255
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
35,376 (137,495)
Net Increase (Decrease) in Net Assets Resulting from Operations 172,096 134,215
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (233,532) (146,800)
Total Dividends and Distributions (233,532) (146,800)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
93,356 164,254
Total Increase (Decrease) in Net Assets 31,920 151,669
Net Assets
Beginning of period .................................................................................................................
1,751,203 1,599,534
End of period .......................................................................................................................
$ 1,783,123 $ 1,751,203
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 9,940 $ 66,887 $ 538 $ 1,133 $ 4,006 $ 5,110 $ 8,173 $ 129,322
Reinvested .................................. 11,679 18,079 360 505 2,262 1,840 6,014 190,615
Redeemed ...................................
(12,989) (82,385) (1,225) (1,861) (6,698) (5,858) (17,637) (234,454)
Net Increase (Decrease) .........................
$ 8,630 $ 2,581 $ (327) $ (223) $ (430) $ 1,092 $ (3,450) $ 85,483
Shares:
Sold ....................................... 1,063 5,041 50 112 376 426 658 9,853
Reinvested .................................. 1,557 1,671 43 62 258 194 601 17,649
Redeemed ...................................
(1,396) (6,331) (118) (189) (625) (517) (1,484) (18,062)
Net Increase (Decrease) .........................
1,224 381 (25) (15) 9 103 (225) 9,440
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 14,421 $ 87,400 $ 731 $ 1,223 $ 5,115 $ 4,816 $ 14,922 $ 238,591
Reinvested .................................. 7,075 12,397 247 391 1,675 1,174 3,663 118,819
Redeemed ...................................
(11,667) (113,045) (1,015) (3,186) (9,503) (5,674) (15,165) (189,151)
Net Increase (Decrease) .........................
$ 9,829 $ (13,248) $ (37) $ (1,572) $ (2,713) $ 316 $ 3,420 $ 168,259
Shares:
Sold ....................................... 1,259 5,868 58 103 398 351 1,032 15,559
Reinvested .................................. 656 860 21 34 138 90 270 8,221
Redeemed ...................................
(1,044) (7,529) (83) (268) (753) (419) (1,094) (12,914)
Net Increase (Decrease) .........................
871 (801) (4) (131) (217) 22 208 10,866
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (11,699) $ (20,162) $ (360) $ (580) $ (2,262) $ (1,840) $ (6,014) $ (190,615)
Total Dividends and Distributions
$ (11,699) $ (20,162) $ (360) $ (580) $ (2,262) $ (1,840) $ (6,014) $ (190,615)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (7,080) $ (13,704) $ (247) $ (438) $ (1,675) $ (1,174) $ (3,663) $ (118,819)
Total Dividends and Distributions
$ (7,080) $ (13,704) $ (247) $ (438) $ (1,675) $ (1,174) $ (3,663) $ (118,819)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap S&P 600 Index Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 14,356 $ 12,967
Net realized gain (loss) on investments and futures ................................................................................ 89,047 151,618
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(59,671) (100,907)
Net Increase (Decrease) in Net Assets Resulting from Operations 43,732 63,678
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (141,599) (84,952)
Total Dividends and Distributions (141,599) (84,952)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
62,002 3,743
Total Increase (Decrease) in Net Assets (35,865) (17,531)
Net Assets
Beginning of period .................................................................................................................
1,315,921 1,333,452
End of period .......................................................................................................................
$ 1,280,056 $ 1,315,921
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 10,947 $ 128,012 $ 2,317 $ 2,354 $ 26,940 $ 10,382 $ 24,422 $ 182,715
Reinvested .................................. 20,588 38,435 1,287 1,340 11,287 7,578 18,189 42,876
Redeemed ...................................
(26,339) (167,916) (5,198) (4,873) (36,449) (28,882) (73,429) (124,581)
Net Increase (Decrease) .........................
$ 5,196 $ (1,469) $ (1,594) $ (1,179) $ 1,778 $ (10,922) $ (30,818) $ 101,010
Shares:
Sold ....................................... 475 5,234 96 96 1,058 414 967 7,807
Reinvested .................................. 1,004 1,764 60 61 508 337 804 1,969
Redeemed ...................................
(1,148) (6,808) (215) (200) (1,463) (1,156) (2,948) (5,065)
Net Increase (Decrease) .........................
331 190 (59) (43) 103 (405) (1,177) 4,711
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 17,854 $ 121,530 $ 3,311 $ 3,631 $ 33,406 $ 18,329 $ 46,046 $ 128,946
Reinvested .................................. 12,278 25,291 767 910 7,117 5,467 11,912 21,195
Redeemed ...................................
(26,736) (173,621) (4,626) (8,453) (51,804) (38,778) (71,827) (78,402)
Net Increase (Decrease) .........................
$ 3,396 $ (26,800) $ (548) $ (3,912) $ (11,281) $ (14,982) $ (13,869) $ 71,739
Shares:
Sold ....................................... 647 4,193 115 124 1,123 611 1,532 4,520
Reinvested .................................. 471 921 28 33 255 194 420 772
Redeemed ...................................
(989) (6,223) (164) (292) (1,790) (1,312) (2,422) (2,702)
Net Increase (Decrease) .........................
129 (1,109) (21) (135) (412) (507) (470) 2,590
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (20,597) $ (38,437) $ (1,287) $ (1,340) $ (11,287) $ (7,578) $ (18,193) $ (42,880)
Total Dividends and Distributions
$ (20,597) $ (38,437) $ (1,287) $ (1,340) $ (11,287) $ (7,578) $ (18,193) $ (42,880)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (12,282) $ (25,299) $ (767) $ (910) $ (7,117) $ (5,467) $ (11,915) $ (21,195)
Total Dividends and Distributions
$ (12,282) $ (25,299) $ (767) $ (910) $ (7,117) $ (5,467) $ (11,915) $ (21,195)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 9,472 $ 6,024
Net realized gain (loss) on investments , foreign currencies and futures ............................................................ (18,893) 185,437
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
58,624 (217,421)
Net Increase (Decrease) in Net Assets Resulting from Operations 49,203 (25,960)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (165,869) (119,641)
Total Dividends and Distributions (165,869) (119,641)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
51,180 (11,059)
Total Increase (Decrease) in Net Assets (65,486) (156,660)
Net Assets
Beginning of period .................................................................................................................
1,080,453 1,237,113
End of period .......................................................................................................................
$ 1,014,967 $ 1,080,453
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 2,382 $ 961 $ 37,432 $ 155 $ 786 $ 1,307 $ 928 $ 2,956 $ 46,030
Reinvested ........................ 1,126 2,679 19,932 153 198 1,350 748 3,622 135,951
Redeemed .........................
(2,222) (2,530) (57,135) (302) (1,379) (3,954) (1,215) (7,520) (131,259)
Net Increase (Decrease) ...............
$ 1,286 $ 1,110 $ 229 $ 6 $ (395) $ (1,297) $ 461 $ (942) $ 50,722
Shares:
Sold ............................. 231 95 3,699 17 87 134 92 287 4,513
Reinvested ........................ 126 305 2,195 18 24 157 85 407 14,977
Redeemed .........................
(216) (254) (5,576) (32) (147) (396) (121) (762) (12,795)
Net Increase (Decrease) ...............
141 146 318 3 (36) (105) 56 (68) 6,695
Year Ended October 31, 2018
Dollars:
Sold ............................. $ 3,583 $ 1,228 $ 46,901 $ 337 $ 664 $ 1,732 $ 1,161 $ 3,416 $ 111,373
Reinvested ........................ 722 1,861 16,095 123 256 1,122 626 2,879 95,329
Redeemed .........................
(2,808) (2,941) (103,475) (507) (2,523) (4,733) (3,140) (11,459) (168,881)
Net Increase (Decrease) ...............
$ 1,497 $ 148 $ (40,479) $ (47) $ (1,603) $ (1,879) $ (1,353) $ (5,164) $ 37,821
Shares:
Sold ............................. 272 95 3,588 28 53 135 89 259 8,289
Reinvested ........................ 54 143 1,204 10 21 88 48 219 7,134
Redeemed .........................
(211) (226) (7,632) (43) (203) (366) (240) (876) (12,662)
Net Increase (Decrease) ...............
115 12 (2,840) (5) (129) (143) (103) (398) 2,761
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (1,127) $ (2,679) $ (19,932) $ (153) $ (307) $ (1,350) $ (748) $ (3,622) $ (135,951)
Total Dividends and Distributions
$ (1,127) $ (2,679) $ (19,932) $ (153) $ (307) $ (1,350) $ (748) $ (3,622) $ (135,951)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (723) $ (1,861) $ (16,621) $ (123) $ (357) $ (1,122) $ (626) $ (2,879) $ (95,329)
Total Dividends and Distributions
$ (723) $ (1,861) $ (16,621) $ (123) $ (357) $ (1,122) $ (626) $ (2,879) $ (95,329)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 15,036 $ 13,635
Net realized gain (loss) on investments ............................................................................................. 1,804 (2,506)
Net change in unrealized appreciation/depreciation of investments ................................................................
25,570 (13,427)
Net Increase (Decrease) in Net Assets Resulting from Operations 42,410 (2,298)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (13,837) (12,885)
Total Dividends and Distributions (13,837) (12,885)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
165,957 36,930
Total Increase (Decrease) in Net Assets 194,530 21,747
Net Assets
Beginning of period .................................................................................................................
366,618 344,871
End of period .......................................................................................................................
$ 561,148 $ 366,618
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................................................................... $ 124,394 $ 21,163 $ 117,088
Reinvested .................................................................................. 8,327 642 3,151
Redeemed ...................................................................................
(63,546) (11,114) (34,148)
Net Increase (Decrease) .........................................................................
$ 69,175 $ 10,691 $ 86,091
Shares:
Sold ....................................................................................... 17,170 2,924 16,092
Reinvested .................................................................................. 1,148 88 432
Redeemed ...................................................................................
(8,854) (1,540) (4,748)
Net Increase (Decrease) .........................................................................
9,464 1,472 11,776
Year Ended October 31, 2018
Dollars:
Sold ....................................................................................... $ 70,532 $ 6,780 $ 55,240
Reinvested .................................................................................. 8,818 629 1,791
Redeemed ...................................................................................
(75,608) (7,098) (24,154)
Net Increase (Decrease) .........................................................................
$ 3,742 $ 311 $ 32,877
Shares:
Sold ....................................................................................... 9,854 947 7,752
Reinvested .................................................................................. 1,235 88 252
Redeemed ...................................................................................
(10,591) (990) (3,397)
Net Increase (Decrease) .........................................................................
498 45 4,607
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................................... $ (9,516) $ (743) $ (3,578)
Total Dividends and Distributions
$ (9,516) $ (743) $ (3,578)
Year Ended October 31, 2018
From net investment income and net realized gain on investments ........................................... $ (10,120) $ (744) $ (2,021)
Total Dividends and Distributions
$ (10,120) $ (744) $ (2,021)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
191
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal Fund,
Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global
Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government Money Market Fund,
High Income Fund, High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I,
LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth
Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund,
Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal
LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050
Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime Hybrid 2015 Fund,
Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime
Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund,
Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime
Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term
Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond
Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional,
R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4,
R-5, and R-6 classes of shares. Certain detailed financial information for Class A and Class C shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective December 20, 2017, the initial purchase of $1 of Institutional shares of Government Money Market Fund was made by the Principal
Global Investors, LLC (the “Manager”).
Effective March 1, 2018, the initial purchases of $10,000 of Class J shares of the following funds were made by the Manager.
Effective March 23, 2018, Money Market Fund Class C and Institutional Class shares were redeemed and discontinued operations.
Effective August 24, 2018, Class T shares were discontinued and liquidated.
Effective October 9, 2018, the initial purchase of $10,000 of Class J shares of Equity Income Fund was made by the Manager.
Effective October 12, 2018, Equity Income Fund acquired all the assets and assumed all the liabilities of LargeCap Value Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders on October 1, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 40,486,000 shares from LargeCap Value Fund for 8,756,000 shares valued at $274,348,000 of Equity Income Fund at an approximate exchange rate of .22, .21, .21, .22, .22, .22, .22, .21, and .22 for Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4,
and R-5 classes of shares, respectively. The investment securities of LargeCap Value Fund, with a fair value of approximately $273,482,000 and a cost of $285,580,000 and $997,000 cash were the primary assets acquired by Equity Income Fund on October 12, 2018. For financial reporting purposes, assets received and shares issued by Equity Income Fund were recorded at fair value; however, the cost basis of the investments received from LargeCap Value Fund were maintained through the reorganization. The net assets of LargeCap Value Fund and
Equity Income Fund immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
were approximately $274,418,000 ($167,993,000 of accumulated realized gain) and $6,697,654,000 respectively. The aggregate net assets of Equity Income Fund immediately following the acquisition were $6,972,072,000. In accordance with Sections 381-384 of the Internal
Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2017, the beginning of the fiscal year for Equity Income Fund, Equity Income
Fund’s pro forma results of operations for the year ended October 31, 2018, would have been $167,345,000 of net investment income,
Principal LifeTime Hybrid 2015 Fund Principal LifeTime Hybrid 2035 Fund Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2020 Fund Principal LifeTime Hybrid 2040 Fund Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2025 Fund Principal LifeTime Hybrid 2045 Fund Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid 2030 Fund Principal LifeTime Hybrid 2050 Fund Principal LifeTime Hybrid Income Fund

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
192
$232,111,000 of net realized and unrealized gain on investments, and $399,456,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Fund that have been included in Equity Income Fund’s statement of operations since October 12, 2018.
Effective January 11, 2019, Class C shares discontinued and converted into Class A shares for Core Plus Bond Fund, Inflation Protection
Fund, and LargeCap Growth Fund.
Effective March 1, 2019, the initial purchases of $10,000 of R-3 and R-5 shares of the following funds were made by the Manager.
Effective March 1, 2019, the initial purchase of $10,000 of R-6 shares of Diversified International Fund was made by the Manager.
Effective April 2, 2019, the initial purchases of $10,000 of Class A and R-6 shares of MidCap Value Fund I were made by the Manager.
Effective April 12, 2019, MidCap Value Fund I acquired all the assets and assumed all the liabilities of MidCap Value Fund III, a series of the Fund, pursuant to a plan of reorganization approved by shareholders on April 5, 2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 57,375,000 shares from MidCap Value Fund III for 73,317,000 shares valued at $1,014,959,000 of MidCap Value Fund
I at an approximate exchange rate of 1.27, 1.21, 1.28, 1.27, 1.26, 1.22, 1.20, 1.21, and 1.29 for Class A, Class J, Institutional, R-1, R-2, R-3,
R-4, R-5, and R-6 classes of shares, respectively. The investment securities of MidCap Value Fund III, with a fair value of approximately
$978,380,000 and a cost of $943,248,000 and $35,891,000 cash were the primary assets acquired by MidCap Value Fund I on April 12, 2019.
For financial reporting purposes, assets received and shares issued by MidCap Value Fund I were recorded at fair value; however, the cost basis of the investments received from MidCap Value Fund III were maintained through the reorganization. The net assets of MidCap Value
Fund III and MidCap Value Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $1,015,084,000
($6,857,000 of accumulated realized loss) and $951,721,000, respectively. The aggregate net assets of MidCap Value Fund I immediately following the acquisition were $1,966,805,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2018, the beginning of the fiscal year for MidCap Value Fund I, MidCap
Value Fund I’s pro forma results of operations for the year ended October 31, 2019, would have been $28,811,000 of net investment income,
$177,351,000 of net realized and unrealized gain on investments, and $206,162,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MidCap Value Fund III that have been included in MidCap Value Fund I’s statement of operations since April 12, 2019.
Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
Effective October 11, 2019, LargeCap Growth Fund I acquired all the assets and assumed all the liabilities of LargeCap Growth Fund, pursuant to a plan of reorganization approved by shareholders on October 4, 2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 105,049,000 shares from LargeCap Growth Fund for 34,956,000 shares valued at $519,500,000 of LargeCap Growth
Fund I at an approximate exchange rate of .33, .33, .36, .32, .35, .41, .40, and .38 for Class A, Class J, Institutional, R-1, R-2, R-3, R-4, and
R-5 classes of shares, respectively. The investment securities of LargeCap Growth Fund, with a fair value of approximately $503,006,000 and a cost of $471,973,000 and $16,841,000 cash were the primary assets acquired by LargeCap Growth Fund I on October 11, 2019. For financial reporting purposes, assets received and shares issued by LargeCap Growth Fund I were recorded at fair value; however, the cost basis of the investments received from LargeCap Growth Fund were maintained through the reorganization. The net assets of LargeCap
Growth Fund and LargeCap Growth Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately
$519,691,000 ($3,739,000 of accumulated realized gain) and $8,814,012,000, respectively. The aggregate net assets of LargeCap Growth
Fund I immediately following the acquisition were $9,333,703,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Principal LifeTime Hybrid 2015 Fund Principal LifeTime Hybrid 2035 Fund Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2020 Fund Principal LifeTime Hybrid 2040 Fund Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2025 Fund Principal LifeTime Hybrid 2045 Fund Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid 2030 Fund Principal LifeTime Hybrid 2050 Fund Principal LifeTime Hybrid Income Fund
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
193
Assuming the acquisition had been completed on November 1, 2018, the beginning of the fiscal year for LargeCap Growth Fund I, LargeCap
Growth Fund I’s pro forma results of operations for the year ended October 31, 2019, would have been $14,855,000 of net investment income, $1,450,175,000 of net realized and unrealized gain on investments, and $1,465,030,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Fund that have been included in
LargeCap Growth Fund I’s statement of operations since October 12, 2019.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. Certain of the Funds, including Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020
Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal
LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065
Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund,
Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime
Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund,
Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime
Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced
Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the
“SAM Portfolios”) invest in R-6 and Institutional shares of other series of the Fund which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, certain of the Funds invest in Principal Exchange-Traded Funds, which are valued at closing exchange price. The Funds also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime
Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
194
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies. The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of October 31, 2019:
Diversified International Fund
Euro 19 .9%
Japanese Yen 15 .3
Swiss Franc 9 .4
British Pound Sterling 8 .7
Canadian Dollar 8 .6
Hong Kong Dollar 5 .3
Finisterre Unconstrained Emerging Markets Bond Fund
Indonesian Rupiah 5 .7%
Global Real Estate Securities Fund
Japanese Yen 13 .7%
Euro 9 .1
Hong Kong Dollar 5 .2
Australian Dollar 5 .2
International Emerging Markets Fund
Hong Kong Dollar 17 .5%
South Korean Won 13 .3
Indian Rupee 12 .4
New Taiwan Dollar 11 .4
Brazilian Real 8 .6
International Fund I
British Pound Sterling 14 .6%
Euro 13 .7
Hong Kong Dollar 12 .3
Japanese Yen 10 .0
Swiss Franc 8 .1
New Taiwan Dollar 7 .6
Canadian Dollar 7 .1
Overseas Fund
Euro 37 .0%
British Pound Sterling 18 .3
Japanese Yen 17 .8
Swiss Franc 5 .4
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
195
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to
California Municipal Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Short-Term
Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, inverse floating rate securities, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Distributions from REITs may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended October 31, 2019 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2016-2018 or from commencement of the fund’s operations to
2018.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
196
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Gains realized upon the disposition of certain foreign securities held by certain of the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. In certain countries, realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statements of assets and liabilities.
At October 31, 2019 , International Emerging Markets Fund had a foreign tax refund receivable of $481,000 and had a deferred tax liability of $124,000 relating to foreign securities.
Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update
(“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair
Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The
ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2018, the Funds have adopted the removal and modification of applicable disclosures.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt
Securities , which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Funds have adopted the new amendment as of November 1, 2019. The adoption of the ASU is not expected to have a material impact on the financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%).
As of October 31, 2019 , MidCap Fund and Global Real Estate Securities Fund had outstanding borrowings of $20,340,000 and $510,000, respectively . As of October 31, 2019 , Global Diversified Income Fund and LargeCap Growth Fund I had outstanding loans of $21,020,000 and $915,000, respectively. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations.
During the year ended October 31, 2019, Funds lending to the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest Rate
Core Plus Bond Fund $ 314 2.93%
Diversified International Fund 1,787 3.04
Equity Income Fund 974 2.68
Finisterre Unconstrained Emerging Markets Bond Fund 21 2.93
Global Diversified Income Fund 796 2.90
Global Real Estate Securities Fund 930 2.99
Government & High Quality Bond Fund 47 2.80
High Income Fund 572 2.75
High Yield Fund 556 2.94
Income Fund 1,099 2.39
International Emerging Markets Fund 245 3.26
International Fund I 18 3.01
LargeCap Growth Fund I 1,501 2.93
LargeCap S&P 500 Index Fund 352 2.80
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
197
During the year ended October 31, 2019, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds (with the exception of High Income Fund) participate with other registered investment companies managed by the
Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations.
There were no outstanding borrowings against the line of credit as of October 31, 2019.
During the year ended October 31, 2019, Funds borrowing against the line of credit were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest Rate
LargeCap Value Fund III $ 253 2.88%
MidCap Growth Fund 11 2.93
MidCap Growth Fund III 145 2.90
MidCap S&P 400 Index Fund 118 2.99
MidCap Value Fund I 262 2.64
Overseas Fund 362 2.90
Principal Capital Appreciation Fund 240 2.80
Real Estate Securities Fund 182 2.85
Short-Term Income Fund 1,321 2.94
SmallCap Fund 10 2.97
SmallCap Growth Fund I 195 2.93
SmallCap S&P 600 Index Fund 116 2.69
SmallCap Value Fund II 103 2.87
Average Daily
Outstanding Balance
Weighted Average
Annual Interest Rate
California Municipal Fund $ 141 2.94%
Diversified International Fund 1,231 2.38
Finisterre Unconstrained Emerging Markets Bond Fund 44 2.95
Global Diversified Income Fund 1,103 2.98
Global Real Estate Securities Fund 32 2.90
High Yield Fund 34 2.80
International Emerging Markets Fund 1,437 2.90
International Fund I 514 2.95
LargeCap Growth Fund I 19 3.35
MidCap Fund 6,495 2.94
MidCap Growth Fund 52 2.84
MidCap S&P 400 Index Fund 591 2.59
MidCap Value Fund I 8 3.35
Overseas Fund 105 3.10
Principal Capital Appreciation Fund 81 3.00
Real Estate Securities Fund 222 2.75
Short-Term Income Fund 34 2.94
SmallCap Growth Fund I 10 3.35
Average Daily
Outstanding Balance
Weighted Average
Annual Interest Rate
Core Plus Bond Fund $ 8 3.43%
Diversified International Fund 4 3.43
Global Diversified Income Fund 253 3.49
Global Real Estate Securities Fund 8 3.43
Government & High Quality Bond Fund 3 3.43
Income Fund 3 3.43
Inflation Protection Fund 30 3.49
International Emerging Markets Fund 20 3.43
LargeCap Growth Fund I 1 3.43
LargeCap S&P 500 Index Fund 9 3.43
LargeCap Value Fund III 4 3.43
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
198
Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified
Income Fund, and High Yield Fund invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos;
general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, and Inflation Protection
Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
Average Daily
Outstanding Balance
Weighted Average
Annual Interest Rate
MidCap Fund $ 233 3.55%
MidCap Growth Fund 5 3.43
MidCap Growth Fund III 2 3.43
MidCap S&P 400 Index Fund 2 3.43
MidCap Value Fund I 9 3.55
Overseas Fund 26 3.54
Principal Capital Appreciation Fund 7 3.43
Real Estate Securities Fund 10 3.43
Short-Term Income Fund 6 3.43
SmallCap Fund 3 3.43
SmallCap Growth Fund I 2 3.43
SmallCap Value Fund II 5 3.43
Tax-Exempt Bond Fund 43 3.39
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
199
As of October 31, 2019, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Core Plus Bond Fund
Barclays Bank PLC
Foreign Currency Contracts $ 647 $ (2 04 ) $ 443
$ 647 $ (20 4 ) $ 443 $ (443) ^ $ —
Goldman Sachs & Co
Foreign Currency Contracts 5 43 (554) (1 1 )
$ 5 43 $ (554) $ (1 1 ) $ — $ (11)
Total OTC $ 1,1 90 $ (758) $ 43 2 $ (432) ^ $ —
Finisterre Unconstrained Emerging Markets Bond Fund
Barclays Bank PLC
Foreign Currency Contracts 246 (25) 221
$ 246 $ (25) $ 221 $ — $ 221
Citigroup Inc
Credit Default Swaps — (89) (89)
Foreign Currency Contracts 16 (5) 11
$ 16 $ (94) $ (78) $ 78 ^^ $ —
Goldman Sachs & Co
Credit Default Swaps — (64) (64)
Foreign Currency Contracts 1 — 1
$ 1 $ (64) $ (63) $ 63 ^^ $ —
HSBC Securities Inc
Foreign Currency Contracts 3 — 3
Total Return Swaps 542 — 542
$ 545
$ —
$ 545 $ — $ 545
JPMorgan Chase
Credit Default Swaps — (265) (265)
Foreign Currency Contracts 371 (55) 316
$ 371 $ (3 20 ) $ 51 $ — $ 51
Total OTC $ 1,179 $ (5 0 3) $ 676 $ — $ 676
Global Diversified Income Fund
Barclays Bank PLC
Foreign Currency Contracts 152 (71) 8 1
$ 152 $ (71) $ 8 1 $ — $ 8 1
HSBC Securities Inc
Foreign Currency Contracts 18 (547) (529)
Total Return Swaps 2, 540 — 2,540
$ 2, 558 $ (547) $ 2,011 $ — $ 2,011
JPMorgan Chase
Foreign Currency Contracts 778 (670) 108
Total Return Swaps 128 — 128
$ 906 $ (670) $ 236 $ — $ 236
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 712 (36) 67 6
$ 712 $ (36) $ 67 6 $ (676) ^ $ —
Toronto Dominion Bank
Foreign Currency Contracts 43 (75) (3 2 )
$ 43 $ (75) $ (3 2 ) $ 32 ^^ $ —
Total OTC $ 4 ,371 $ (1, 399 ) $ 2,972 $ (644) ^ $ 2,328
Inflation Protection Fund
ANZ Stockbroking
Foreign Currency Contracts — (821) (821)
$ — $ (821) $ (821) $ — $ (821)
Bank of America NA
Foreign Currency Contracts 236 (45) 191
$ 236 $ (45) $ 191 $ — $ 191
Barclays Bank PLC
Purchased Interest Rate Swaptions 4,89 5 — 4,894
Written Interest Rate Swaptions — (5,51 2 ) (5,51 2 )
$ 4,89 5 $ (5,51 2 ) $ (617) $ — $ (617)
BMO Capital Markets
Foreign Currency Contracts — (1) (1)
$ — $ (1) $ (1) $ — $ (1)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
200
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter (“OTC”) derivatives. Certain of the Funds may pledge cash to a broker for securities sold short.
As of October 31, 2019, deposits with counterparty were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Inflation Protection Fund (continued)
Citigroup Inc
Foreign Currency Contracts $ 33 2 $ (296) $ 3 6
$ 33 2 $ (296) $ 3 6 $ — $ 3 6
Deutsche Bank AG
Capped Options 13 (8) 5
Written Interest Rate Swaptions — (6,110) (6,110)
$ 1 3 $ (6,11 8 ) $ (6,10 5 ) $ — $ (6,10 5 )
Goldman Sachs & Co
Foreign Currency Contracts 27 (97 7 ) (950)
$ 27 $ (97 7 ) $ (950) $ — $ (950)
HSBC Securities Inc
Foreign Currency Contracts — (12) (12)
$ — $ (12) $ (12) $ — $ (12)
JPMorgan Chase
Capped Options 40 (30) 10
Foreign Currency Contracts 4 77 (489) (12)
Purchased Interest Rate Swaptions 1,200 — 1,200
Written Interest Rate Swaptions — (45 5 ) (4 55 )
$ 1, 717 $ (9 74 ) $ 74 3 $ (670) ^ $ 7 3
Morgan Stanley & Co
Capped Options 13 (5) 8
Purchased Interest Rate Swaptions 2,592 — 2,592
Written Interest Rate Swaptions — (909) (909)
$ 2, 605 $ (91 4 ) $ 1,6 9 1 $ (1,594)^ $ 1 42
Royal Bank of Scotland
Foreign Currency Contracts 26 — 26
$ 26 $ — $ 26 $ — $ 26
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 2 (23) (21)
$ 2 $ (23) $ (21) $ — $ (21)
UBS AG
Foreign Currency Contracts 15 3 (14 9 ) 4
$ 15 3 $ (14 9 ) $ 4 $ — $ 4
Total OTC $ 10,006 $ (15,842) $ (5,8 36 ) $ — $ (5,836)
* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statement of assets and liabilities.
^ The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.
^^ The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits
with Counterparty
Core Plus Bond Fund $ — $ 663 $ 663
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
201
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of October 31, 2019, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statements of assets and liabilities. The fund holds the “floating rate notes issued” in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balances of the floating rate notes issued as of October 31, 2019 were $6,554,000 and $14,823,000 for California Municipal Fund and Tax-Exempt
Bond Fund, respectively. The average outstanding balances for the liability during the period ended October 31, 2019 were $6,927,000 and
$14,593,000 at weighted average annual interest rates of 2.18% and 2.26% for California Municipal Fund and Tax-Exempt Bond Fund,
respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits
with Counterparty
Finisterre Unconstrained Emerging Markets
Bond Fund $ 972 $ 7,450 $ 8,422
Global Diversified Income Fund 387 9,009 9,396
Government & High Quality Bond Fund 1,063 — 1,063
High Income Fund 9,096 — 9,096
High Yield Fund 4,010 — 4,010
Inflation Protection Fund 6,234 — 6,234
LargeCap Growth Fund I 3,081 — 3,081
LargeCap S&P 500 Index Fund 901 — 901
LargeCap Value Fund III 447 — 447
MidCap Growth Fund III 200 — 200
MidCap S&P 400 Index Fund 454 — 454
MidCap Value Fund I 678 — 678
Overseas Fund 117 — 117
SmallCap Growth Fund I 315 — 315
SmallCap S&P 600 Index Fund 1,297 — 1,297
SmallCap Value Fund II 104 — 104
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Total
Deposits from
Counterparty
Core Plus Bond Fund $ 570 $ 90 $ 660
Global Diversified Income Fund 710 — 710
Inflation Protection Fund 2,219 — 2,219
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
202
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal
LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios) may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on "to-be-announced" ("TBA") securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in
Investment securities sold and Investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the year, Global Diversified Income Fund and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted)
that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
203
the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-
registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of October 31, 2019, the Funds had securities on loan as follows (amounts in thousands):
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior
Market Value Collateral Value
Core Plus Bond Fund $ 4,451 $ 4,642
Diversified International Fund 115,005 122,029
Equity Income Fund 13,326 13,692
Global Real Estate Securities Fund 10,116 10,811
Government & High Quality Bond Fund 17,444 17,871
High Yield Fund 27,988 29,454
Income Fund 5,152 5,493
International Emerging Markets Fund 21 22
International Fund I 525 549
LargeCap Growth Fund I 27,785 28,73 6
LargeCap S&P 500 Index Fund 164 172
LargeCap Value Fund III 989 1,024
MidCap Fund 106,348 113,274
MidCap Growth Fund — 39
MidCap Growth Fund III 2,875 3,075
MidCap S&P 400 Index Fund 17,867 19,020
MidCap Value Fund I 2,094 2,163
Overseas Fund 91 95
Principal Capital Appreciation Fund — —
Short-Term Income Fund 7,810 7,942
SmallCap Fund 24,678 25,994
SmallCap Growth Fund I 66,546 67,983
SmallCap S&P 600 Index Fund 21,700 23,123
SmallCap Value Fund II 10,790 11,256
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
204
floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities as applicable.
As of October 31, 2019, there were no outstanding commitments.
Short Sales. Global Diversified Income Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund,
High Income Fund, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the last traded price from the preliminary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
205
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
206
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2019 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio
(singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the Underlying Funds in which the fund of funds invest. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and each of the Underlying Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
As of October 31, 2019, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Underlying Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the
Fund
Total Percentage of
Outstanding Shares Owned Fund
Total Percentage of
Outstanding Shares Owned
Core Plus Bond Fund 61.21% LargeCap S&P 500 Index Fund 49.60%
Diversified International Fund 32.38 LargeCap Value Fund III 74.81
Equity Income Fund 32.17 MidCap Fund 3.52
Global Diversified Income Fund 2.52 MidCap Growth Fund III 47.81
Global Real Estate Securities Fund 15.62 MidCap S&P 400 Index Fund 33.28
Government & High Quality Bond Fund 55.59 MidCap Value Fund I 32.09
Government Money Market Fund 100.00 Overseas Fund 67.79
High Income Fund 29.08 Real Estate Securities Fund 4.63
High Yield Fund 8.42 Short-Term Income Fund 37.81
Income Fund 62.39 SmallCap Growth Fund I 22.14
Inflation Protection Fund 43.86 SmallCap S&P 600 Index Fund 27.43
LargeCap Growth Fund I 19.31 SmallCap Value Fund II 34.84
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
207
right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives October 31, 2019 Liability Derivatives October 31, 2019
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Fund
Foreign exchange contracts Receivables
$ 1,190
Payables
$ 758
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 343
*
Payables, Total distributable earnings (accumulated loss)
$ 142
*
Total
$ 1,533 $ 900
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts
Receivables, Total distributable earnings (accumulated
loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 418
Foreign exchange contracts Receivables
$ 637
Payables
$ 85
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 705
*
Payables, Total distributable earnings (accumulated loss)
$ 8
*
Total
$ 1,342 $ 511
Global Diversified Income Fund
Foreign exchange contracts Receivables
$ 1,703
Payables
$ 1,399
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 2,668
Payables, Total distributable earnings (accumulated loss)
$ 100
*
Total
$ 4,371
$ 1,499
*
Government & High Quality Bond Fund
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 1,519
*
Payables, Total distributable earnings (accumulated loss)
$ —
High Income Fund
Credit contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 220
*
Payables, Total distributable earnings (accumulated loss)
$ —
High Yield Fund
Credit contracts
Receivables, Total distributable earnings (accumulated
loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 247
*
Inflation Protection Fund
Foreign exchange contracts Receivables
$ 1,253
Payables
$ 2,813
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 23,443
*
Payables, Total distributable earnings (accumulated loss)
$ 29,215
*
Total
$ 24,696 $ 32,028
LargeCap Growth Fund I
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 125
*
LargeCap S&P 500 Index Fund
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 366
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap Value Fund III
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 127
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap Growth Fund III
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 151
*
Payables, Total distributable earnings (accumulated loss)
$ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
208
Asset Derivatives October 31, 2019 Liability Derivatives October 31, 2019
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
MidCap S&P 400 Index Fund
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 100
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap Value Fund I
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 502
*
Payables, Total distributable earnings (accumulated loss)
$ —
Overseas Fund
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 22
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap Growth Fund I
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 14
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap S&P 600 Index Fund
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 495
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap Value Fund II
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 33
*
Payables, Total distributable earnings (accumulated loss)
$ —
*
Includes cumulative unrealized appreciation/depreciation of exchange cleared swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (8,383) $ (1,655)
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ 1,782 $ (309)
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 5,079 $ 627
Total $ (1,522) $ (1,337)
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (238) $ 69
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts /Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ (118) $ 446
Interest rate contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 253 $ 706
Total $ (103) $ 1,221
Global Diversified Income Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 994 $ (109)
Equity contracts
Net realized gain (loss) from Investment
transactions and Options and swaptions/Net
change in unrealized appreciation/(depreciation)
of Investments and Options and swaptions
$ 5,504 $ (2,994)
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts and Swap agreements/Net change in
unrealized appreciation/(depreciation) of Foreign
currency contracts and Swap agreements
$ 843 $ 1,849
Interest rate contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 281 $ 2,354
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
209
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Total $ 7,622 $ 1,100
Government & High Quality Bond Fund
Interest rate contracts
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ — $ 1,519
High Income Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 3,760 $ 843
High Yield Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 426 $ (247)
Inflation Protection Fund
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts/Net change in unrealized appreciation/
(depreciation) of Investments and Foreign
currency contracts
$ 4,757 $ (2,689)
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (26,563) $ 1,540
Total $ (21,806) $ (1,149)
LargeCap Growth Fund I
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 2,002 $ 572
LargeCap S&P 500 Index Fund
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 13,768 $ 4,319
LargeCap Value Fund III
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (115) $ 676
MidCap Growth Fund III
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (222) $ 618
MidCap S&P 400 Index Fund
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 4,116 $ 285
MidCap Value Fund I
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (1,266) $ 835
Overseas Fund
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 309 $ 324
SmallCap Growth Fund I
Equity contracts
Net realized gain (loss) from Futures contractss /
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (40) $ 137
SmallCap S&P 600 Index Fund
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 4,358 $ 1,776
SmallCap Value Fund II
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (107) $ 535
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
210
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Finisterre Unconstrained Emerging
Markets Bond Fund, Global Diversified Income Fund and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended
October 31, 2019 (amounts in thousands):
Contract Type Derivative Type Average Notional
Core Plus Bond Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $48,699
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 35,685
Foreign Currency Contracts - Contracts to Deliver 54,732
Interest Rate Contracts Futures - Long 71,716
Futures - Short 57,487
Finisterre Unconstrained Emerging
Markets Bond Fund
Credit Contracts Credit Default Swaps - Buy Protection 18,338
Credit Default Swaps - Sell Protection 7,325
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 20,841
Foreign Currency Contracts - Contracts to Deliver 24,605
Interest Rate Contracts Futures - Short 22,213
Total Return Swaps - Receive Floating Rate 9,216
Global Diversified Income Fund
Credit Contracts Credit Default Swaps - Buy Protection 2,538
Credit Default Swaps - Sell Protection 6,700
Foreign Exchange Contracts Currency Swaps - Contracts to Accept 18,110
Currency Swaps - Contracts to Deliver 17,570
Foreign Currency Contracts - Contracts to Accept 112,493
Foreign Currency Contracts - Contracts to Deliver 114,021
Interest Rate Contacts Exchange Cleared Interest Rate Swaps – Pay Floating Rate 27,098
Futures - Short 26,059
Total Return Swaps - Receive Floating Rate 49,417
Government & High Quality Bond Fund
Interest Rate Contracts Futures - Short 45,966
High Income Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 78,198
High Yield Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 49,750
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Deliver 3
Inflation Protection Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 163,142
Foreign Currency Contracts - Contracts to Deliver 305,846
Purchased Options 8,460
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 850,133
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 946,722
Futures - Long 337,102
Futures - Short 250,308
Purchased Capped Options 109,860
Purchased Interest Rate Swaptions 434,896
Purchased Options 2,821
Written Capped Options 117,000
Written Interest Rate Swaptions 2,134,901
Written Options 2,173
LargeCap Growth Fund I
Equity Contracts Futures - Long 52,178
LargeCap S&P 500 Index Fund
Equity Contracts Futures - Long 72,581
LargeCap Value Fund III
Equity Contracts Futures - Long 15,641
MidCap Growth Fund III
Equity Contracts Futures - Long 6,263
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
211
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss
Contract Type Derivative Type Average Notional
MidCap S&P 400 Index Fund
Equity Contracts Futures - Long $24,598
MidCap Value Fund I
Equity Contracts Futures - Long 14,930
Overseas Fund
Equity Contracts Futures - Long 12,950
SmallCap Growth Fund I
Equity Contracts Futures - Long 8,643
SmallCap S&P 600 Index Fund
Equity Contracts Futures - Long 30,426
SmallCap Value Fund II
Equity Contracts Futures - Long 3,626
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
212
severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2019 in valuing the Funds' securities carried at value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 11,658 $ — $ — $ 11,658
Municipal Bonds* — 606,051 — 606,051
Total investments in securities $ 11,658 $ 606,051 $ — $ 617,709
Core Plus Bond Fund
Bonds* — 744,879 501 745,380
Common Stocks
Consumer, Cyclical — — 139 139
Energy 193 — — 193
Investment Companies 65,847 — — 65,847
Preferred Stocks
Consumer, Cyclical — — 102 102
Consumer, Non-cyclical — — 49 49
Government — 3,780 — 3,780
Senior Floating Rate Interests* — 9,797 — 9,797
U.S. Government & Government Agency Obligations* — 682,376 — 682,376
Total investments in securities $ 66,040 $ 1,440,832 $ 791 $ 1,507,663
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,1 90 — 1,1 90
Interest Rate Contracts
Futures** 343 — — 343
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (758) — (758)
Interest Rate Contracts
Futures** (142) — — (142)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
213
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Fund
Common Stocks
Basic Materials $ 109,523 $ 299,602 $ — $ 409,125
Communications 230,711 733,823 — 964,534
Consumer, Cyclical 210,191 1,863,898 — 2,074,089
Consumer, Non-cyclical 75,617 1,830,592 — 1,906,209
Energy 309,677 511,113 — 820,790
Financial 728,561 2,426,071 — 3,154,632
Industrial 201,059 834,630 — 1,035,689
Technology 112,771 1,047,837 — 1,160,608
Utilities — 333,141 — 333,141
Investment Companies 170,551 — — 170,551
Preferred Stocks 51,068 — — 51,068
Total investments in securities $ 2,199,729 $ 9,880,707 $ — $ 12,080,436
Equity Income Fund
Common Stocks* 7,647,334 — — 7,647,334
Investment Companies 195,567 — — 195,567
Total investments in securities $ 7,842,901 $ — $ — $ 7,842,901
Finisterre Unconstrained Emerging Markets Bond Fund
Bonds* — 182,867 — 182,867
Convertible Bonds* — 2,07 2 — 2,07 2
Investment Companies 1,647 14,023 — 15,670
U.S. Government & Government Agency Obligations* — 29,469 — 29,469
Total investments in securities $ 1,647 $ 228,43 1 $ — $ 230,07 8
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 637 — 637
Interest Rate Contracts
Futures** 163 — — 163
Total Return Swaps — 542 — 542
Liabilities
Credit Contracts
Credit Default Swaps — (418) — (418)
Foreign Exchange Contracts
Foreign Currency Contracts — (85) — (85)
Interest Rate Contracts
Futures** (8) — — (8)
Global Diversified Income Fund
Bonds* — 5,320,686 107,775 5,428,461
Common Stocks
Basic Materials 26,473 48,183 27,293 101,949
Communications 109,390 16,296 — 125,686
Consumer, Cyclical 47,789 66,706 4 114,499
Consumer, Non-cyclical 14,728 47,456 9,649 71,833
Diversified — 3,982 — 3,982
Energy 104,457 28,518 191 133,166
Financial 280,203 190,261 — 470,464
Industrial 31,241 49,643 — 80,884
Technology 21,948 11,497 — 33,445
Utilities 280,423 9,423 — 289,846
Convertible Bonds* — 348 — 348
Convertible Preferred Stocks
Financial 2,536 — — 2,536
Investment Companies 230,769 — — 230,769
Preferred Stocks
Communications 1,718 2,154 — 3,872
Consumer, Non-cyclical — 1,968 — 1,968
Financial 33,160 11,517 — 44,677
Government — 11,122 — 11,122
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
214
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Diversified Income Fund
Utilities $ 20,740 $ — $ — $ 20,740
Senior Floating Rate Interests* — 427,460 35,086 462,546
U.S. Government & Government Agency Obligations* — 2,500 — 2,500
Total investments in securities $ 1,205,575 $ 6,249,720 $ 179,998 $ 7,635,293
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,703 — 1,703
Interest Rate Contracts
Total Return Swaps — 2,668 — 2,668
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (1,399) — (1,399)
Interest Rate Contracts
Futures** (100) — — (100)
Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical 36,979 48,211 — 85,190
Financial 1,902,83 7 1,394,802 — 3,297,63 9
Industrial — 3,464 — 3,464
Technology 58,352 — — 58,352
Investment Companies 10,814 — — 10,814
Total investments in securities $ 2,008,98 2 $ 1,446,477 $ — $ 3,455,45 9
Government & High Quality Bond Fund
Bonds* — 472,918 — 472,918
Investment Companies 68,721 — — 68,721
U.S. Government & Government Agency Obligations* — 1,133,314 — 1,133,314
Total investments in securities $ 68,721 $ 1,606,232 $ — $ 1,674,953
Assets
Interest Rate Contracts
Futures** 1,519 — — 1,519
Government Money Market Fund
Bonds* — 2,400,961 — 2,400,961
Investment Companies 292,600 — — 292,600
Repurchase Agreements* — 1,070,000 — 1,070,000
U.S. Government & Government Agency Obligations* — 214,509 — 214,509
Total investments in securities $ 292,600 $ 3,685,470 $ — $ 3,978,070
High Income Fund
Bonds* — 2,519,572 17,449 2,537,021
Common Stocks
Communications — — — —
Consumer, Cyclical 3 — — 3
Consumer, Non-cyclical — — 2,542 2,542
Energy — 26 — 26
Utilities — — — —
Investment Companies 150,593 — — 150,593
Preferred Stocks — — — —
Senior Floating Rate Interests* — 389,363 — 389,363
Total investments in securities $ 150,596 $ 2,908,961 $ 19,991 $ 3,079,548
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 220 — 220
High Yield Fund
Bonds* — 2,439,133 — 2,439,133
Common Stocks
Consumer, Cyclical — — 2,422 2,422
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
215
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
High Yield Fund
Energy $ 2,735 $ — $ — $ 2,735
Convertible Bonds* — — — —
Investment Companies 211,423 — — 211,423
Preferred Stocks
Consumer, Cyclical — — 1,783 1,783
Consumer, Non-cyclical — — 608 608
Senior Floating Rate Interests* — 248,889 — 248,889
U.S. Government & Government Agency Obligations* — 74,713 — 74,713
Total investments in securities $ 214,158 $ 2,762,735 $ 4,813 $ 2,981,706
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (247) — (247)
Income Fund
Bonds* — 3,674,311 — 3,674,311
Common Stocks
Financial — — 1 1
Industrial — — 28,997 28,997
Investment Companies 1,069,601 — — 1,069,601
Senior Floating Rate Interests* — 20,688 — 20,688
U.S. Government & Government Agency Obligations* — 2,333,111 — 2,333,111
Total investments in securities $ 1,069,601 $ 6,028,110 $ 28,998 $ 7,126,709
Inflation Protection Fund
Bonds* — 133,611 — 133,611
Investment Companies 38,171 — — 38,171
U.S. Government & Government Agency Obligations* — 1,573,097 — 1,573,097
Purchased Interest Rate Swaptions — 8,687 — 8,687
Purchased Capped Options — 66 — 66
Purchased Options 839 — — 839
Total investments in securities $ 39,010 $ 1,715,461 $ — $ 1,754,471
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,253 — 1,253
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 11,780 — 11,780
Futures** 2,071 — — 2,071
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (2,813) — (2,813)
Interest Rate Contracts
Capped Options — (43) — (43)
Exchange Cleared Interest Rate Swaps** — (14,201) — (14,201)
Futures** (1,303) — — (1,303)
Interest Rate Swaptions — (12,986) — (12,986)
Written Options (682) — — (682)
International Emerging Markets Fund
Common Stocks
Basic Materials 5,662 5,292 — 10,954
Communications 26,328 35,944 — 62,272
Consumer, Cyclical 12,275 17,624 — 29,899
Consumer, Non-cyclical 3,023 19,285 — 22,308
Energy 3,956 26,068 — 30,024
Financial 17,173 62,795 — 79,968
Industrial — 20,449 — 20,449
Technology 4,102 44,869 — 48,971
Utilities — 6,028 — 6,028
Investment Companies 1,971 — — 1,971
Preferred Stocks 6,936 — — 6,936
Total investments in securities $ 81,426 $ 238,354 $ — $ 319,780
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
216
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Fund I
Common Stocks
Basic Materials $ 4,963 $ 23,088 $ — $ 28,051
Communications 15,088 11,033 — 26,121
Consumer, Cyclical 6,081 42,325 — 48,406
Consumer, Non-cyclical 5,737 39,559 — 45,296
Energy 1,965 7,612 — 9,577
Financial 16,720 63,456 — 80,176
Industrial 3,974 40,499 — 44,473
Technology 18,516 36,822 — 55,338
Utilities — 9,720 — 9,720
Investment Companies 4,547 — — 4,547
Total investments in securities $ 77,591 $ 274,114 $ — $ 351,705
LargeCap Growth Fund I
Common Stocks* 9,688,9 59 — — 9,688,9 59
Convertible Preferred Stocks
Communications — — 18,034 18,034
Investment Companies 123,17 5 — — 123,17 5
Preferred Stocks
Communications — 3,026 — 3,026
Technology — 5,295 5,286 10,581
Total investments in securities $ 9,812,134 $ 8,321 $ 23,320 $ 9,843,775
Liabilities
Equity Contracts
Futures** (125) — — (125)
LargeCap S&P 500 Index Fund
Common Stocks* 5,978,560 — — 5,978,560
Investment Companies 46,462 — — 46,462
Total investments in securities $ 6,025,022 $ — $ — $ 6,025,022
Assets
Equity Contracts
Futures** 366 — — $ 366
LargeCap Value Fund III
Common Stocks* 2,114,454 — — 2,114,454
Investment Companies 65,462 — — 65,462
Total investments in securities $ 2,179,916 $ — $ — $ 2,179,916
Assets
Equity Contracts
Futures** 127 — — 127
MidCap Fund
Common Stocks* 17,373,856 — — 17,373,856
Investment Companies 113,277 — — 113,277
Total investments in securities $ 17,487,133 $ — $ — $ 17,487,133
MidCap Growth Fund
Common Stocks* 159,293 — — 159,293
Investment Companies 1,506 — — 1,506
Total investments in securities $ 160,799 $ — $ — $ 160,799
MidCap Growth Fund III
Common Stocks* 1,071,674 — — 1,071,674
Investment Companies 23,417 — — 23,417
Total investments in securities $ 1,095,091 $ — $ — $ 1,095,091
Assets
Equity Contracts
Futures** 151 — — 151
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
217
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap S&P 400 Index Fund
Common Stocks* $ 1,284,960 $ — $ — $ 1,284,960
Investment Companies 34,860 — — 34,860
Total investments in securities $ 1,319,820 $ — $ — $ 1,319,820
Assets
Equity Contracts
Futures** 100 — — 100
MidCap Value Fund I
Common Stocks* 2,428,706 — — 2,428,706
Investment Companies 89,852 — — 89,852
Total investments in securities $ 2,518,558 $ — $ — $ 2,518,558
Assets
Equity Contracts
Futures** 502 — — 502
Money Market Fund
Bonds* — 43,029 — 43,029
Commercial Paper* — 408,680 — 408,680
Investment Companies 21,060 — — 21,060
Municipal Bonds* — 15,310 — 15,310
Repurchase Agreements* — 32,000 — 32,000
Total investments in securities $ 21,060 $ 499,019 $ — $ 520,079
Overseas Fund
Common Stocks
Basic Materials — 207,798 — 207,798
Communications 21,975 151,279 — 173,254
Consumer, Cyclical 24,329 187,402 — 211,731
Consumer, Non-cyclical 29,227 374,247 — 403,474
Diversified — 1,648 — 1,648
Energy 78,167 177,069 — 255,236
Financial 51,032 533,318 — 584,350
Industrial — 427,204 — 427,204
Technology — 111,645 — 111,645
Utilities — 99,667 — 99,667
Investment Companies 42,858 — — 42,858
Preferred Stocks
Consumer, Cyclical — 55,365 — 55,365
Total investments in securities $ 247,588 $ 2,326,642 $ — $ 2,574,230
Assets
Equity Contracts
Futures** 22 — — 22
Principal Capital Appreciation Fund
Common Stocks* 1,739,222 — — 1,739,222
Investment Companies 48,465 — — 48,465
Total investments in securities $ 1,787,687 $ — $ — $ 1,787,687
Principal LifeTime 2010 Fund
Investment Companies 727,147 — — 727,147
Total investments in securities $ 727,147 $ — $ — $ 727,147
Principal LifeTime 2015 Fund
Investment Companies 383,543 — — 383,543
Total investments in securities $ 383,543 $ — $ — $ 383,543
Principal LifeTime 2020 Fund
Investment Companies 3,974,326 — — 3,974,326
Total investments in securities $ 3,974,326 $ — $ — $ 3,974,326
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
218
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2025 Fund
Investment Companies $ 1,495,507 $ — $ — $ 1,495,507
Total investments in securities $ 1,495,507 $ — $ — $ 1,495,507
Principal LifeTime 2030 Fund
Investment Companies 5,479,393 — — 5,479,393
Total investments in securities $ 5,479,393 $ — $ — $ 5,479,393
Principal LifeTime 2035 Fund
Investment Companies 1,209,490 — — 1,209,490
Total investments in securities $ 1,209,490 $ — $ — $ 1,209,490
Principal LifeTime 2040 Fund
Investment Companies 3,798,667 — — 3,798,667
Total investments in securities $ 3,798,667 $ — $ — $ 3,798,667
Principal LifeTime 2045 Fund
Investment Companies 894,009 — — 894,009
Total investments in securities $ 894,009 $ — $ — $ 894,009
Principal LifeTime 2050 Fund
Investment Companies 2,253,689 — — 2,253,689
Total investments in securities $ 2,253,689 $ — $ — $ 2,253,689
Principal LifeTime 2055 Fund
Investment Companies 464,654 — — 464,654
Total investments in securities $ 464,654 $ — $ — $ 464,654
Principal LifeTime 2060 Fund
Investment Companies 370,092 — — 370,092
Total investments in securities $ 370,092 $ — $ — $ 370,092
Principal LifeTime 2065 Fund
Investment Companies 15,740 — — 15,740
Total investments in securities $ 15,740 $ — $ — $ 15,740
Principal LifeTime Hybrid 2015 Fund
Investment Companies 102,575 — — 102,575
Total investments in securities $ 102,575 $ — $ — $ 102,575
Principal LifeTime Hybrid 2020 Fund
Investment Companies 331,916 — — 331,916
Total investments in securities $ 331,916 $ — $ — $ 331,916
Principal LifeTime Hybrid 2025 Fund
Investment Companies 243,310 — — 243,310
Total investments in securities $ 243,310 $ — $ — $ 243,310
Principal LifeTime Hybrid 2030 Fund
Investment Companies 295,305 — — 295,305
Total investments in securities $ 295,305 $ — $ — $ 295,305
Principal LifeTime Hybrid 2035 Fund
Investment Companies 179,629 — — 179,629
Total investments in securities $ 179,629 $ — $ — $ 179,629
Principal LifeTime Hybrid 2040 Fund
Investment Companies 205,424 — — 205,424
Total investments in securities $ 205,424 $ — $ — $ 205,424
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
219
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2045 Fund
Investment Companies $ 113,434 $ — $ — $ 113,434
Total investments in securities $ 113,434 $ — $ — $ 113,434
Principal LifeTime Hybrid 2050 Fund
Investment Companies 102,940 — — 102,940
Total investments in securities $ 102,940 $ — $ — $ 102,940
Principal LifeTime Hybrid 2055 Fund
Investment Companies 36,464 — — 36,464
Total investments in securities $ 36,464 $ — $ — $ 36,464
Principal LifeTime Hybrid 2060 Fund
Investment Companies 12,504 — — 12,504
Total investments in securities $ 12,504 $ — $ — $ 12,504
Principal LifeTime Hybrid 2065 Fund
Investment Companies 1,360 — — 1,360
Total investments in securities $ 1,360 $ — $ — $ 1,360
Principal LifeTime Hybrid Income Fund
Investment Companies 57,108 — — 57,108
Total investments in securities $ 57,108 $ — $ — $ 57,108
Principal LifeTime Strategic Income Fund
Investment Companies 417,210 — — 417,210
Total investments in securities $ 417,210 $ — $ — $ 417,210
Real Estate Securities Fund
Common Stocks* 5,075,49 6 — — 5,075,49 6
Investment Companies 98,955 — — 98,955
Total investments in securities $ 5,174,45 1 $ — $ — $ 5,174,45 1
SAM Balanced Portfolio
Investment Companies 4,529,77 0 — — 4,529,77 0
Total investments in securities $ 4,529,77 0 $ — $ — $ 4,529,77 0
SAM Conservative Balanced Portfolio
Investment Companies 1,702,204 — — 1,702,204
Total investments in securities $ 1,702,204 $ — $ — $ 1,702,204
SAM Conservative Growth Portfolio
Investment Companies 3,036,951 — — 3,036,951
Total investments in securities $ 3,036,951 $ — $ — $ 3,036,951
SAM Flexible Income Portfolio
Investment Companies 2,704,499 — — 2,704,499
Total investments in securities $ 2,704,499 $ — $ — $ 2,704,499
SAM Strategic Growth Portfolio
Investment Companies 1,879,959 — — 1,879,959
Total investments in securities $ 1,879,959 $ — $ — $ 1,879,959
Short-Term Income Fund
Bonds* — 4,903,803 9,310 4,913,113
Investment Companies 42,183 — — 42,183
U.S. Government & Government Agency Obligations* — 341,095 — 341,095
Total investments in securities $ 42,183 $ 5,244,898 $ 9,310 $ 5,296,391
SmallCap Fund
Common Stocks* 652,014 — — 652,014
Investment Companies 44,310 — — 44,310
Total investments in securities $ 696,324 $ — $ — $ 696,324
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
220
*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Growth Fund I
Common Stocks
Basic Materials $ 16,378 $ 5 $ — $ 16,383
Communications 116,367 — — 116,367
Consumer, Cyclical 262,569 — — 262,569
Consumer, Non-cyclical 567,127 1 11 567,139
Energy 9,035 — — 9,035
Financial 145,541 — — 145,541
Industrial 331,720 2,075 — 333,795
Technology 272,174 — — 272,174
Utilities 1,817 — — 1,817
Investment Companies 119,542 — — 119,542
Preferred Stocks 18 — — 18
Total investments in securities $ 1,842,288 $ 2,081 $ 11 $ 1,844,380
Assets
Equity Contracts
Futures** 14 — — 14
SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials 52,004 21 — 52,025
Communications 49,545 — — 49,545
Consumer, Cyclical 188,469 — — 188,469
Consumer, Non-cyclical 235,980 — — 235,980
Energy 43,529 — — 43,529
Financial 312,312 — — 312,312
Industrial 228,319 — — 228,319
Technology 109,865 — — 109,865
Utilities 28,913 — — 28,913
Investment Companies 54,496 — — 54,496
Total investments in securities $ 1,303,432 $ 21 $ — $ 1,303,453
Assets
Equity Contracts
Futures** 495 — — 495
SmallCap Value Fund II
Common Stocks
Basic Materials 27,082 3 — 27,085
Communications 39,966 — 1 39,967
Consumer, Cyclical 116,163 — — 116,163
Consumer, Non-cyclical 106,229 — — 106,229
Energy 51,649 — — 51,649
Financial 354,812 13 — 354,825
Industrial 142,491 — — 142,491
Technology 84,618 — — 84,618
Utilities 45,301 — — 45,301
Investment Companies 60,723 — — 60,723
Preferred Stocks 11 — — 11
Total investments in securities $ 1,029,045 $ 16 $ 1 $ 1,029,062
Assets
Equity Contracts
Futures** 33 — — 33
Tax-Exempt Bond Fund
Investment Companies 8,955 — — 8,955
Municipal Bonds* — 552,401 — 552,401
Total investments in securities $ 8,955 $ 552,401 $ — $ 561,356
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
221
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the year, there were no other Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM
Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal
Fund Asset Type
Fair Value as of
October 31, 2019 Valuation Technique Unobservable Input Input Valuations
Global Diversified Income Fund Bonds $ 103,375 Yield Analysis Yield to Maturity 8.5 – 12.3%
Bonds 4,400 Indicative Market Quotations Broker Quote $ 88.00
Common Stocks 36,942 Enterprise Valuation Model EBITDA Multiples 5.5 – 7.75x
Discounted Cash Flow Discount Rate 11.1 – 17.1%
Common Stocks 191 Liquidation Analysis Available Cash $ 10,200,000
Common Stocks 4 Indicative Market Quotations Broker Quote $ 0.05
Senior Floating Rate
Interests
35,086 Yield Analysis Yield to Maturity 10.2%
$ 179,998
Fund
Fair Value
October
31, 2018
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level
3*
Transfers Out of
Level 3**
Fair Value
October 31,
2019
Net Change in
Unrealized Appreciation/
(Depreciation) on
Investments Held at
October 31, 2019
Global Diversified Income Fund
Bonds $ 111,011 $ (18) $ 161 $ 4,463 $ (7,842) $ — $ — $ 107,775 $ 301
Common Stock
Basic Materials 46,459 11,567 (17,155) — (13,578) — — 27,293 (15,172)
Consumer,
sss Cyclical 68 — (64) — — — — 4 (64)
Consumer,
ssss Non-Cyclical — — 3,260 6,389 9,649 3,260
Energy 189 — 2 — — — — 191 2
Credit Linked
Structured Notes 2,764 (1,376) 1,350 — (2,738) — — — —
Senior Floating
Rate Interests 35,440 — (354) — — — — 35,086 (354)
Total
$ 195,931 $ 10,173 $ (12,800) $ 10,852 $ (24,158) $ — $ — $ 179,998 $ (12,027)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
222
LifeTime Funds and Principal LifeTime Hybrid Funds do not pay investment advisory and management fees. The annual rates used in this calculation for each of the other Funds are as follows:
Net Assets of Fund Net assets of Fund (in billions)
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion First $1 Over $1
Finisterre Unconstrained Emerging
Markets Bond Fund
(Effective April 1, 2019) .75% .74% .73% .72%
California Municipal Fund .45% .40%
Finisterre Unconstrained Emerging
Markets Bond Fund
(Prior to April 1, 2019) 1.02 1.00 .98 .97
MidCap Growth Fund .65 .63 .61 .60
MidCap Growth Fund III 1.00 .96 .94 .92
SmallCap Fund .75 .73 .71 .70
Tax-Exempt Bond Fund .45 .43 .41 .40
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund
.55% .53% .51% .50% .48% .45%
Global Diversified Income Fund
.80 .78 .76 .75 .73 .70
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
High Income Fund
.65 .63 .61 .60 .59 .58
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Emerging Markets Fund
1.20 1.18 1.16 1.15 1.14 1.13
International Fund I
.90 .88 .86 .85 .84 .83
LargeCap Growth Fund I
.66 .64 .62 .61 .60 .59
LargeCap Value Fund III
.80 .78 .76 .75 .73 .70
MidCap Value Fund I (Effective April 12, 2019)
.68 .66 .64 .63 .62 .61
MidCap Value Fund I (Prior to April 12, 2019)
1.00 .98 .96 .95 .94 .93
Money Market Fund
.40 .39 .38 .37 .36 .35
Overseas Fund
1.10 1.08 1.06 1.05 1.04 1.03
Real Estate Securities Fund
.85 .83 .81 .80 .79 .78
SmallCap Growth Fund I
1.10 1.08 1.06 1.05 1.04 1.03
SmallCap Value Fund II
1.00 .98 .96 .95 .94 .93
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Next $7
billion
Over $10
billion
Diversified International Fund
.90% .88% .86% .85% .83% .80% .79%
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Next $9.5
billion
Next $2.5
billion
Over $15
billion
MidCap Fund (Effective January 1, 2019)
.65% .63% .61% .60% .59% .58% .57% .56%
MidCap Fund (Prior to January 1, 2019)
.65% .63% .61% .60% .59% .58% .57% .57%
Net Assets of Fund (in millions) Net Assets of Fund (in billions)
First $250 Over $250 First $2 Next $1 Over $3
High Yield Fund
.625% .50% Income Fund .50% .44% .43%
Net Assets of Fund (in millions) Net Assets of Fund
First
$200
Next
$300
Over
$500
First
$500 million
Next
$500 million
Over
$1 billion
Short-Term Income Fund
.50% .45% .40% Principal Capital Appreciation Fund .625% .50% .375%
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
223
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc.
(the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statement of assets and liabilities. The operating expense limits are as follows:
Net Assets of Fund (in billions) Net Assets of Fund (in millions)
First $2 Over $2 First $250 Next $250 Over $500
Government & High Quality Bond Fund
.50% .45% Equity Income Fund .60% .55% .50%
All Net Assets
Government Money Market Fund .15%
LargeCap S&P 500 Index Fund .15
MidCap S&P 400 Index Fund .15
SmallCap S&P 600 Index Fund .15
Period from November 1, 2018 through October 31, 2019
Class A Class C Class J Institutional Expiration
California Municipal Fund N/A N/A N/A .51% February 29, 2020
Core Plus Bond Fund .88% N/A N/A N/A February 29, 2020
Diversified International Fund N/A 1.98%* N/A .85 February 29, 2020
Equity Income Fund N/A N/A N/A .52 February 29, 2020
Finisterre Unconstrained Emerging Markets
Bond Fund 1.20** N/A N/A .85** February 28, 2021
Global Diversified Income Fund N/A N/A N/A . 68*** February 29, 2020
Global Real Estate Securities Fund N/A 2.20^ N/A .94 February 29, 2020
Government & High Quality Bond Fund .88^ 1.63 N/A .53 February 29, 2020
Government Money Market Fund N/A N/A N/A .15 February 29, 2020
High Income Fund 1.05 N/A N/A N/A February 29, 2020
High Yield Fund N/A N/A N/A .61 February 29, 2020
Income Fund N/A N/A N/A .58 February 29, 2020
Inflation Protection Fund .90 N/A 1.15## N/A February 29, 2020
International Emerging Markets Fund 1.55^^ 2.51^^ 1.37^^ 1.20^^ February 29, 2020
International Fund I
1.30^^^ N/A
N/A
.90^^^
February 29, 2020
LargeCap Growth Fund I
N/A N/A
N/A
.69
February 29, 2020
LargeCap S&P 500 Index Fund
N/A 1.30
N/A
N/A
February 29, 2020
MidCap Fund
N/A N/A
N/A
.70
February 29, 2020
MidCap Growth Fund
N/A N/A
N/A
.75
February 29, 2020
MidCap S&P 400 Index Fund
N/A N/A
N/A
.25
February 29, 2020
MidCap Value Fund I
N/A N/A
N/A
.72#
February 28, 2021
Money Market Fund
.50 N/A
.65
N/A
February 29, 2020
Principal Capital Appreciation Fund
N/A N/A
N/A
.47
February 29, 2020
Principal LifeTime 2010 Fund
.38
N/A N/A
N/A
February 29, 2020
Principal LifeTime 2020 Fund .38 N/A N/A
N/A
February 29, 2020
Principal LifeTime 2030 Fund .38 N/A N/A
N/A
February 29, 2020
Principal LifeTime 2040 Fund .38 N/A N/A
N/A
February 29, 2020
Principal LifeTime 2050 Fund .38 N/A N/A
N/A
February 29, 2020
Principal LifeTime 2060 Fund
N/A
N/A
.38 .10^
February 29, 2020
Principal LifeTime 2065 Fund
N/A
N/A
N/A .10
February 29, 2020
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
224
* Prior to January 1, 2019, the contractual expense limit was 2.08%.
** Prior to January 1, 2019, the contractual expense limit was 1.47% and 1.12% for Class A and Institutional shares, respectively. From January 1, 2019 through March 31,
2019, the contractual expense limit was 1.34% and .99% for Class A and Institutional shares, respectively.
*** Prior to January 1, 2019, the contractual expense limit was .75%.
^ Contractual expense limit expired February 28, 2019.
^^ Prior to January 1, 2019, the contractual expense limit was 1.61%, 2.66%, 1.52%, and 1.29% for Class A, Class C, Class J, and Institutional shares, respectively.
^^^Prior to January 1, 2019, the contractual expense limit was 1.45% and 1.00% for Class A and Institutional shares, respectively.
#Contractual expense limit effective April 12, 2019.
##Prior to May 7, 2019, there was no contractual limit.
* Period from March 1, 2019 (share class inception date) through October 31, 2019.
The Manager contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of
Period from November 1, 2018 through October 31, 2019
Class A Class C Class J Institutional Expiration
Principal LifeTime Hybrid 2015 Fund N/A N/A .30 .05 February 29, 2020
Principal LifeTime Hybrid 2020 Fund N/A N/A .30 .05 February 29, 2020
Principal LifeTime Hybrid 2025 Fund N/A N/A .30 .05 February 29, 2020
Principal LifeTime Hybrid 2030 Fund N/A N/A .30 .05 February 29, 2020
Principal LifeTime Hybrid 2035 Fund N/A N/A .30 .05 February 29, 2020
Principal LifeTime Hybrid 2040 Fund N/A N/A .30 .05 February 29, 2020
Principal LifeTime Hybrid 2045 Fund N/A N/A .30 .05 February 29, 2020
Principal LifeTime Hybrid 2050 Fund N/A N/A .30 .05 February 29, 2020
Principal LifeTime Hybrid 2055 Fund N/A N/A .30 .05 February 29, 2020
Principal LifeTime Hybrid 2060 Fund N/A N/A .30 .05 February 29, 2020
Principal LifeTime Hybrid 2065 Fund N/A N/A .30 .05 February 29, 2020
Principal LifeTime Hybrid Income Fund N/A N/A .30 .05 February 29, 2020
Principal LifeTime Strategic Income Fund
.38
N/A N/A
N/A
February 29, 2020
Real Estate Securities Fund
N/A
N/A N/A
.91
February 29, 2020
Short-Term Income Fund N/A
N/A
N/A
.43
February 29, 2020
SmallCap Fund N/A
2.08^
N/A
.85
February 29, 2020
SmallCap Growth Fund I N/A
N/A N/A 1.02
February 29, 2020
SmallCap S&P 600 Index Fund
N/A N/A N/A .27
February 29, 2020
SmallCap Value Fund II
1.45 N/A N/A .99
February 29, 2020
Tax-Exempt Bond Fund
N/A 1.60 N/A .52
February 29, 2020
Period from November 1, 2018 through October 31, 2019
R-1 R-2 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29% 1.16% .98% .79% .67% February 29, 2020
Principal LifeTime 2065 Fund .93 .80 .62 .43 .31 February 29, 2020
Principal LifeTime Hybrid 2015 Fund N/A N/A .59* N/A .28* February 29, 2020
Principal LifeTime Hybrid 2020 Fund N/A N/A .59* N/A .28* February 29, 2020
Principal LifeTime Hybrid 2025 Fund N/A N/A .59* N/A .28* February 29, 2020
Principal LifeTime Hybrid 2030 Fund N/A N/A .59* N/A .28* February 29, 2020
Principal LifeTime Hybrid 2035 Fund N/A N/A .59* N/A .28* February 29, 2020
Principal LifeTime Hybrid 2040 Fund N/A N/A .59* N/A .28* February 29, 2020
Principal LifeTime Hybrid 2045 Fund N/A N/A .59* N/A .28* February 29, 2020
Principal LifeTime Hybrid 2050 Fund N/A N/A .59* N/A .28* February 29, 2020
Principal LifeTime Hybrid 2055 Fund N/A N/A .59* N/A .28* February 29, 2020
Principal LifeTime Hybrid 2060 Fund N/A N/A .59* N/A .28* February 29, 2020
Principal LifeTime Hybrid 2065 Fund N/A N/A .59* N/A .28* February 29, 2020
Principal LifeTime Hybrid Income Fund N/A N/A .59* N/A .28* February 29, 2020
Short-Term Income Fund 1.30 1.18 .99 .79 .68 February 29, 2020
SmallCap Growth Fund I 1.88 1.75 1.57 1.38 1.26 February 29, 2020
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
225
average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits, which expired February 28, 2019, are as follows:
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
* Period from March 1, 2019 (share class inception date) through October 31, 2019.
^ Prior to March 1, 2019, the expense limit was .02%.
In addition, the Manager has contractually agreed to limit certain of the Funds' management and investment advisory fees. The expense limit will reduce the Funds' management and investment advisory fees. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The limits are as follows:
Period from November 1, 2018 through February 28, 2019
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
SAM Balanced Portfolio 1.31% 2.05% 1.13% .97% 1.84% 1.71% 1.53% 1.34% 1.22%
SAM Conservative Balanced Portfolio 1.24 1.99 1.06 .90 1.77 1.64 1.46 1.27 1.15
SAM Conservative Growth Portfolio 1.32 2.07 1.15 .98 1.85 1.72 1.54 1.35 1.23
SAM Flexible Income Portfolio 1.13 1.88 .98 .83 1.68 1.55 1.37 1.18 1.06
SAM Strategic Growth Portfolio 1.34 2.09 1.15 .97 1.84 1.71 1.53 1.34 1.22
Period from November 1, 2018 through October 31, 2019
R-6 Expiration
Diversified International Fund .04%* February 29, 2020
Global Diversified Income Fund .02 February 29, 2020
Global Real Estate Securities Fund .02 February 29, 2020
High Yield Fund .02 February 29, 2020
Income Fund .01 February 29, 2020
International Emerging Markets Fund .04^ February 29, 2020
International Fund I .04^ February 29, 2020
LargeCap Growth Fund I .02 February 29, 2020
MidCap Fund .02 February 29, 2020
MidCap S&P 400 Index Fund .02 February 29, 2020
MidCap Value Fund I .02* February 28, 2021
Principal LifeTime Hybrid 2015 Fund .02 February 29, 2020
Principal LifeTime Hybrid 2020 Fund .02 February 29, 2020
Principal LifeTime Hybrid 2025 Fund .02 February 29, 2020
Principal LifeTime Hybrid 2030 Fund .02 February 29, 2020
Principal LifeTime Hybrid 2035 Fund .02 February 29, 2020
Principal LifeTime Hybrid 2040 Fund .02 February 29, 2020
Principal LifeTime Hybrid 2045 Fund .02 February 29, 2020
Principal LifeTime Hybrid 2050 Fund .02 February 29, 2020
Principal LifeTime Hybrid 2055 Fund .02 February 29, 2020
Principal LifeTime Hybrid 2060 Fund .02 February 29, 2020
Principal LifeTime Hybrid 2065 Fund .02 February 29, 2020
Principal LifeTime Hybrid Income Fund .02 February 29, 2020
Real Estate Securities Fund .02 February 29, 2020
SmallCap Fund .02 February 29, 2020
SmallCap Growth Fund I .01 February 29, 2020
SmallCap S&P 600 Index Fund .02 February 29, 2020
SmallCap Value Fund II .02 February 29, 2020
Expiration
Core Plus Bond Fund .060%
February 29, 2020
Diversified International Fund .100^
February 29, 2020
Finisterre Unconstrained Emerging
Markets Bond Fund . 130^ March 31, 2019
Global Diversified Income Fund .080^^
February 29, 2020
High Income Fund .015*
February 28, 2022
International Emerging Markets Fund .150^
February 29, 2020
International Fund I .150^
February 29, 2020
LargeCap Growth Fund I .016
February 29, 2020
LargeCap Value Fund III .065#
February 29, 2020
MidCap Growth Fund III .080
February 29, 2020
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
226
^ Prior to January 1, 2019, there was no contractual expense reduction.
^^Prior to January 1, 2019, the contractual expense reduction was .010%.
#Prior to January 1, 2019, the contractual expense reduction was .062%.
##Prior to April 12, 2019, the contractual expense reduction was .120%.
* Prior to July 1, 2019, there was no contractual expense reduction.
The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a minimum yield. The voluntary expense limit may be terminated at any time.
With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through the year ending October 31, 2019 . The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4
classes of shares, respectively, except the following classes of shares:
^ Prior to March 1, 2019, the Distributor had voluntarily agreed to limit the distribution fees. The limit maintained the level of distribution fees not to exceed .15%.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed
.12% for Class J shares. The voluntary expense limit may be terminated at any time.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 29, 2020.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class
C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class
J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25%
for Government & High Quality Bond Fund, Income Fund and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus
Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, High Income Fund, High Yield Fund,
Inflation Protection Fund, Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and
Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the period ended October 31, 2019, were as follows (amounts in thousands):
Expiration
MidCap Value Fund I .020##
February 28, 2021
Overseas Fund .065
February 29, 2020
SmallCap Growth Fund I .092
February 29, 2020
SmallCap Value Fund II .040
February 29, 2020
Government & High Quality Bond Fund Class A .15%^
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
Class A Class C Class J
California Municipal Fund $ 37 $ 4 N/A
Core Plus Bond Fund 37 — $ 1
Diversified International Fund 88 1 2
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
227
Effective January 22, 2019, Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Affiliated Ownership. At October 31, 2019, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc., collective investment trusts sponsored by Principal Global Investors Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows
(amounts in thousands):
Class A Class C Class J
Equity Income Fund 340 7 N/A
Finisterre Unconstrained Emerging Markets Bond Fund — N/A N/A
Global Diversified Income Fund 254 63 N/A
Global Real Estate Securities Fund 38 3 N/A
Government & High Quality Bond Fund 62 2 —
High Income Fund 9 N/A N/A
High Yield Fund 75 7 N/A
Income Fund 60 3 4
Inflation Protection Fund 3 N/A —
International Emerging Markets Fund 61 1 1
International Fund I 41 N/A N/A
LargeCap Growth Fund I 84 N/A 9
LargeCap S&P 500 Index Fund 251 4 17
LargeCap Value Fund III N/A N/A —
MidCap Fund 209 2 1
MidCap Growth Fund N/A N/A 2
MidCap Growth Fund III N/A N/A 1
MidCap S&P 400 Index Fund N/A N/A 6
MidCap Value Fund I 32 N/A —
Money Market Fund 3 N/A 47
Principal Capital Appreciation Fund 192 1 N/A
Principal LifeTime 2010 Fund 12 N/A 2
Principal LifeTime 2020 Fund 114 N/A 52
Principal LifeTime 2030 Fund 246 N/A 41
Principal LifeTime 2040 Fund 226 N/A 39
Principal LifeTime 2050 Fund 265 N/A 15
Principal LifeTime 2060 Fund N/A N/A 2
Principal LifeTime Hybrid 2015 Fund N/A N/A 3
Principal LifeTime Hybrid 2020 Fund N/A N/A 41
Principal LifeTime Hybrid 2025 Fund N/A N/A 28
Principal LifeTime Hybrid 2030 Fund N/A N/A 20
Principal LifeTime Hybrid 2035 Fund N/A N/A 14
Principal LifeTime Hybrid 2040 Fund N/A N/A 19
Principal LifeTime Hybrid 2045 Fund N/A N/A 10
Principal LifeTime Hybrid 2050 Fund N/A N/A 4
Principal LifeTime Hybrid 2055 Fund N/A N/A 3
Principal LifeTime Hybrid 2060 Fund N/A — —
Principal LifeTime Hybrid 2065 Fund N/A N/A —
Principal LifeTime Hybrid Income Fund N/A N/A 1
Principal LifeTime Strategic Income Fund 8 N/A 1
Real Estate Securities Fund 129 3 3
SAM Balanced Portfolio 907 33 86
SAM Conservative Balanced Portfolio 434 9 82
SAM Conservative Growth Portfolio 842 19 42
SAM Flexible Income Portfolio 663 21 101
SAM Strategic Growth Portfolio 650 13 19
Short-Term Income Fund 176 5 4
SmallCap Fund 134 3 1
SmallCap Growth Fund I N/A N/A 2
SmallCap S&P 600 Index Fund N/A N/A 5
SmallCap Value Fund II 13 N/A —
Tax-Exempt Bond Fund 58 1 N/A
Class A Institutional R-1 R-2 R-3 R-4 R-5 R-6
Core Plus Bond Fund – 622 – – – – – N/A
Diversified International Fund – 248 – – – – – 584,292
Equity Income Fund – 65,933 – – – – – N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
228
Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $6,000 of brokerage commission was paid to SAMI
Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the
Principal Financial Group during the period ended October 31, 2019 .
6. Capital Share Transactions
The following table reflects the conversion of Class C shares into Class A shares (reflected in the statements of changes in net assets as Class
C shares and dollars redeemed and Class A shares and dollars sold) for the year ended October 31, 2019 (amounts in thousands).
Class A Institutional R-1 R-2 R-3 R-4 R-5 R-6
Finisterre Unconstrained Emerging Markets
Bond Fund 11 8,946 N/A N/A N/A N/A N/A N/A
Global Diversified Income Fund – 50 N/A N/A N/A N/A N/A 1,076
Global Real Estate Securities Fund – 578 N/A N/A – 1 – 4,925
High Income Fund – 205,372 N/A N/A N/A N/A N/A N/A
High Yield Fund – 454 N/A N/A N/A N/A N/A 10,396
Income Fund – 87 – – – – – 137,873
Inflation Protection Fund – 95,251 – – – – – N/A
International Emerging Markets Fund – 30 – – – – – –
International Fund I – – – – – – – 14,321
LargeCap Growth Fund I – – – – – – – 258,089
LargeCap S&P 500 Index Fund – 4,070 – – – – – N/A
LargeCap Value Fund III N/A 21,730 – – – – – N/A
MidCap Fund – 405 – – – – – –
MidCap Growth Fund III N/A 30,037 – – – – – N/A
MidCap Value Fund I – – – – – – – 74,629
Overseas Fund N/A 40,348 1 1 – – – N/A
Principal Capital Appreciation Fund – 10,278 – – – – – N/A
Principal LifeTime 2010 Fund – 27,524 – – – – – N/A
Principal LifeTime 2015 Fund N/A 24,879 – – – – – N/A
Principal LifeTime 2020 Fund – 159,952 – – – – – N/A
Principal LifeTime 2025 Fund N/A 85,904 – – – – – N/A
Principal LifeTime 2030 Fund – 221,248 – – – – – N/A
Principal LifeTime 2035 Fund N/A 66,721 – – – – – N/A
Principal LifeTime 2040 Fund – 146,762 – – – – – N/A
Principal LifeTime 2045 Fund N/A 45,076 – – – – – N/A
Principal LifeTime 2050 Fund – 94,543 – – – – – N/A
Principal LifeTime 2055 Fund N/A 23,260 – – – – – N/A
Principal LifeTime 2060 Fund N/A 19,496 – – – – – N/A
Principal LifeTime 2065 Fund N/A 946 – – – – – N/A
Principal LifeTime Hybrid 2015 Fund N/A – N/A N/A 1 N/A 1 –
Principal LifeTime Hybrid 2020 Fund N/A – N/A N/A 1 N/A 1 –
Principal LifeTime Hybrid 2025 Fund N/A – N/A N/A 1 N/A 1 –
Principal LifeTime Hybrid 2030 Fund N/A 28 N/A N/A 1 N/A 1 –
Principal LifeTime Hybrid 2035 Fund N/A – N/A N/A 1 N/A 1 –
Principal LifeTime Hybrid 2040 Fund N/A – N/A N/A 1 N/A 1 –
Principal LifeTime Hybrid 2045 Fund N/A – N/A N/A 1 N/A 1 –
Principal LifeTime Hybrid 2050 Fund N/A – N/A N/A 1 N/A 1 –
Principal LifeTime Hybrid 2055 Fund N/A – N/A N/A 1 N/A 1 –
Principal LifeTime Hybrid 2060 Fund N/A – N/A N/A 1 N/A 1 –
Principal LifeTime Hybrid 2065 Fund N/A – N/A N/A 1 N/A 1 –
Principal LifeTime Hybrid Income Fund N/A – N/A N/A 1 N/A 1 –
Principal LifeTime Strategic Income Fund – 21,216 – – – – – N/A
Real Estate Securities Fund – 202 – – – – – 33,796
SAM Balanced Portfolio – 43,029 – – – – – N/A
SAM Conservative Balanced Portfolio – 18,678 – – – – – N/A
SAM Conservative Growth Portfolio – 22,823 – – – – – N/A
SAM Flexible Income Portfolio – 11,505 – – – – – N/A
SAM Strategic Growth Portfolio – 12,647 – – – – – N/A
Short-Term Income Fund – 130,834 – – – – – N/A
SmallCap Fund – 105 – – – – – 354
SmallCap Growth Fund I N/A – – – – – – 72,619
SmallCap Value Fund II – – – – – – – 40,468
Shares Dollars
Core Plus Bond Fund 624 $6,532
Inflation Protection Fund 382 2,899
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
229
7. Investment Transactions
For the year ended October 31, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, in-kind transactions and U.S. government securities) by the Funds were as follows (amounts in thousands):
Purchases Sales
California Municipal Fund $ 374,372 $ 196,825
Core Plus Bond Fund 2,950,590 4,851,232
Diversified International Fund 6,161,308 5,678,321
Equity Income Fund 1,528,338 1,675,841
Finisterre Unconstrained Emerging Markets Bond Fund 510,033 344,463
Global Diversified Income Fund 6,388,272 7,311,146
Global Real Estate Securities Fund 1,432,042 1,623,380
Government & High Quality Bond Fund 357,408 270,152
High Income Fund 1,844,550 2,502,175
High Yield Fund 1,308,601 1,532,713
Income Fund 2,628,794 415,935
Inflation Protection Fund 58,478 78,488
International Emerging Markets Fund 840,955 1,278,024
International Fund I 248,919 317,025
LargeCap Growth Fund I 2,408,893 3,146,750
LargeCap S&P 500 Index Fund 182,388 222,355
LargeCap Value Fund III 1,046,306 1,132,794
MidCap Fund 2,133,142 3,410,981
MidCap Growth Fund 181,149 213,627
MidCap Growth Fund III 450,565 540,868
MidCap S&P 400 Index Fund 214,757 310,620
MidCap Value Fund I 1,037,992 1,157,151
Overseas Fund 1,296,956 1,654,556
Principal Capital Appreciation Fund 608,287 841,436
Principal LifeTime 2010 Fund 284,169 397,046
Principal LifeTime 2015 Fund 158,035 280,482
Principal LifeTime 2020 Fund 1,413,833 2,009,548
Principal LifeTime 2025 Fund 532,504 684,537
Principal LifeTime 2030 Fund 1,249,181 1,505,703
Principal LifeTime 2035 Fund 313,270 381,411
Principal LifeTime 2040 Fund 544,653 643,750
Principal LifeTime 2045 Fund 167,819 175,164
Principal LifeTime 2050 Fund 380,098 395,315
Principal LifeTime 2055 Fund 110,223 66,790
Principal LifeTime 2060 Fund 107,589 41,098
Principal LifeTime 2065 Fund 11,829 6,718
Principal LifeTime Hybrid 2015 Fund 71,994 27,997
Principal LifeTime Hybrid 2020 Fund 220,838 58,103
Principal LifeTime Hybrid 2025 Fund 145,494 43,961
Principal LifeTime Hybrid 2030 Fund 154,073 38,933
Principal LifeTime Hybrid 2035 Fund 95,170 24,884
Principal LifeTime Hybrid 2040 Fund 105,690 24,300
Principal LifeTime Hybrid 2045 Fund 62,311 15,305
Principal LifeTime Hybrid 2050 Fund 50,571 9,959
Principal LifeTime Hybrid 2055 Fund 21,747 5,803
Principal LifeTime Hybrid 2060 Fund 7,669 1,383
Principal LifeTime Hybrid 2065 Fund 2,368 5,415
Principal LifeTime Hybrid Income Fund 39,039 11,892
Principal LifeTime Strategic Income Fund 188,016 227,952
Real Estate Securities Fund 1,342,157 858,348
SAM Balanced Portfolio 597,738 830,203
SAM Conservative Balanced Portfolio 249,469 318,061
SAM Conservative Growth Portfolio 322,805 481,312
SAM Flexible Income Portfolio 285,839 287,006
SAM Strategic Growth Portfolio 362,155 452,560
Short-Term Income Fund 2,527,491 2,394,271
SmallCap Fund 255,296 273,011
SmallCap Growth Fund I 1,000,538 1,137,872
SmallCap S&P 600 Index Fund 211,257 239,734
SmallCap Value Fund II 766,828 863,531
Tax-Exempt Bond Fund 4 39 ,746 28 6 , 302

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
230
In addition, Global Diversified Income Fund had $24,733,000 of covers on securities sold short and $24,240,000 of securities sold short.
Income Fund had $158,322,000 of in-kind purchases from Principal Variable Contracts Funds, Inc. Income Account. LargeCap Growth
Fund I and MidCap Value Fund I had $431,747,000 and $530,991,000, respectively, of in-kind purchases from an affiliate of the Manager.
For the year ended October 31, 2019, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2019 and October 31,
2018 were as follows (amounts in thousands):
Purchases Sales
Core Plus Bond Fund $ 1,329,762 $ 1,540,451
Global Diversified Income Fund 87,433 135,637
Government & High Quality Bond Fund 16,628 69,877
High Yield Fund 74,138 –
Income Fund 844,453 252,587
Inflation Protection Fund 1,057,728 1,016,402
Short-Term Income Fund 327,375 115,843
Ordinary Income Tax-Exempt Income *
Long-Term Capital
Gain ^ Return of Capital Section 1250 Gain **
2019 2018 2019 2018 2019 2018 2019 2018 2019 2018
California Municipal Fund $ — $ 21 $ 12,644 $ 13,069 $ — $ — $ — $ — $ — $ —
Core Plus Bond Fund 99,460 111,339 — — — — — — — —
Diversified International Fund 200,201 217,968 — — 500,544 — — — — —
Equity Income Fund 208,810 160,121 — — 272,242 301,685 — — — —
Finisterre Unconstrained Emerging
Markets Bond Fund 4,681 1,470 — — — 89 — — — —
Global Diversified Income Fund 376,884 501,972 — — — — — 20,943 — —
Global Real Estate Securities Fund 131,550 81,910 — — 20,997 38,451 — — — —
Government & High Quality Bond Fund 40,696 42,502 — — — — — — — —
Government Money Market Fund 66,907 45,632 — — — — — — — —
High Income Fund 222,304 79,675 — — — — — — — —
High Yield Fund 166,734 189,083 — — — — — — — —
Income Fund 108,747 105,983 — — — — — — — —
Inflation Protection Fund 67,442 31,991 — — — — — — — —
International Emerging Markets Fund 7,818 11,083 — — 16,036 — — — — —
International Fund I 8,609 4,941 — — 16,666 — — — — —
LargeCap Growth Fund I 42,164 46,194 — — 874,774 699,763 — — — —
LargeCap S&P 500 Index Fund 101,828 95,324 — — 250,719 282,535 — — — —
LargeCap Value Fund III 56,760 49,664 — — 138,868 104,073 — — — —
MidCap Fund 30,995 6,793 — — 1,454,724 509,595 — — — —
MidCap Growth Fund — — — — 23,588 6,493 — — — —
MidCap Growth Fund III 13,697 45,424 — — 86,400 88,476 — — — —
MidCap S&P 400 Index Fund 23,489 20,138 — — 97,507 78,891 — — — —
MidCap Value Fund I 21,033 41,882 — — 78,862 27,312 — — — —
Money Market Fund 9,721 6,317 — — — — — — — —
Overseas Fund 80,476 91,094 — — 168,204 22,579 — — — —
Principal Capital Appreciation Fund 48,045 26,468 — — 499,595 139,907 — — — —
Principal LifeTime 2010 Fund 21,707 28,315 — — 39,825 20,691 — — — —
Principal LifeTime 2015 Fund 12,766 18,127 — — 27,095 27,606 — — — —
Principal LifeTime 2020 Fund 111,711 147,706 — — 173,468 149,329 — — — —
Principal LifeTime 2025 Fund 38,206 47,540 — — 51,224 33,176 — — — —
Principal LifeTime 2030 Fund 127,286 174,296 — — 266,809 195,250 — — — —
Principal LifeTime 2035 Fund 28,419 33,448 — — 54,385 37,275 — — — —
Principal LifeTime 2040 Fund 82,304 105,321 — — 217,879 156,406 — — — —
Principal LifeTime 2045 Fund 18,363 21,725 — — 38,409 19,745 — — — —
Principal LifeTime 2050 Fund 44,586 57,743 — — 118,255 69,120 — — — —
Principal LifeTime 2055 Fund 8,223 8,928 — — 15,241 4,712 — — — —
Principal LifeTime 2060 Fund 6,048 5,916 — — 8,929 1,288 — — — —
Principal LifeTime 2065 Fund 312 1 — — — — — — — —
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
231
*The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of October 31, 2019, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income *
Long-Term Capital
Gain ^ Return of Capital Section 1250 Gain **
2019 2018 2019 2018 2019 2018 2019 2018 2019 2018
Principal LifeTime Hybrid 2015 Fund 1,046 811 — — 309 53 — — — —
Principal LifeTime Hybrid 2020 Fund 3,077 2,725 — — 1,727 416 — — — —
Principal LifeTime Hybrid 2025 Fund 2,470 1,941 — — 1,493 191 — — — —
Principal LifeTime Hybrid 2030 Fund 3,271 2,622 — — 2,294 488 — — — —
Principal LifeTime Hybrid 2035 Fund 1,939 1,514 — — 1,530 187 — — — —
Principal LifeTime Hybrid 2040 Fund 2,171 1,811 — — 2,076 332 — — — —
Principal LifeTime Hybrid 2045 Fund 1,065 912 — — 1,113 122 — — — —
Principal LifeTime Hybrid 2050 Fund 1,086 810 — — 1,065 192 — — — —
Principal LifeTime Hybrid 2055 Fund 299 237 — — 310 35 — — — —
Principal LifeTime Hybrid 2060 Fund 107 50 — — 54 6 — — — —
Principal LifeTime Hybrid 2065 Fund 16 — — — 2 — — — — —
Principal LifeTime Hybrid Income Fund 674 549 — — 85 13 — — — —
Principal LifeTime Strategic Income
Fund 12,463 16,414 — — 17,621 9,050 — — — —
Real Estate Securities Fund 79,813 83,554 — — 72,330 61,791 — — 9,852 5,952
SAM Balanced Portfolio 104,554 103,998 — — 294,943 237,975 — — — —
SAM Conservative Balanced Portfolio 42,916 45,930 — — 74,607 42,627 — — — —
SAM Conservative Growth Portfolio 51,920 63,116 — — 304,618 199,241 — — — —
SAM Flexible Income Portfolio 77,350 75,502 — — 96,516 17,649 — — — —
SAM Strategic Growth Portfolio 39,353 35,390 — — 264,503 97,586 — — — —
Short-Term Income Fund 118,525 95,412 — — — — — — — —
SmallCap Fund 20,127 8,544 — — 63,611 43,013 — — — —
SmallCap Growth Fund I 24,145 37,769 — — 209,387 109,031 — — — —
SmallCap S&P 600 Index Fund 19,037 24,675 — — 122,562 60,277 — — — —
SmallCap Value Fund II 29,939 34,197 — — 135,930 85,444 — — — —
Tax-Exempt Bond Fund 9 16 13,828 12,869 — — — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 273 $ — $ (6,930) $ 28,893 $ — $ 22,236
Core Plus Bond Fund 3,185 — — — 52,412 (138) 55,459
Diversified International Fund 259,065 — — (364,216) 1,386,761 — 1,281,610
Equity Income Fund 5,982 — 221,898 — 2,962,279 — 3,190,159
Finisterre Unconstrained Emerging Markets
Bond Fund 4,969 — — — 3,883 18 8,870
Global Diversified Income Fund 10,329 — — (368,941) 74,145 (15,735) (300,202)
Global Real Estate Securities Fund 20,134 — 98,233 — 508,508 — 626,875
Government & High Quality Bond Fund 175 — — (83,719) 17,336 — (66,208)
Government Money Market Fund 30 — — (30) — — —
High Income Fund 2,105 — — (114,957) (65,793) (1,737) (180,382)
High Yield Fund 4,459 — — (132,130) (99,357) (8,287) (235,315)
Income Fund 1,504 — — (28,764) 141,866 403 115,009
Inflation Protection Fund 2,290 — — (45,966) 41,345 (8,746) (11,077)
International Emerging Markets Fund 5,909 — 3,644 — 9,650 — 19,203
International Fund I 8,269 — — (13,433) 55,618 — 50,454
LargeCap Growth Fund I 18,266 — 764,187 — 3,110,135 — 3,892,588
LargeCap S&P 500 Index Fund 95,395 — 110,573 — 2,811,694 — 3,017,662
LargeCap Value Fund III 42,002 — 88,968 — 250,694 — 381,664
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
232
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2019, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
MidCap Fund 54,206 — 731,224 — 6,479,507 — 7,264,937
MidCap Growth Fund — — 7,880 (573) 26,725 — 34,032
MidCap Growth Fund III — — 86,441 (2,126) 210,342 — 294,657
MidCap S&P 400 Index Fund 14,087 — 59,374 — 232,873 — 306,334
MidCap Value Fund I 44,463 — 73,223 — 64,567 9 182,262
Overseas Fund 76,512 — — (66,220) (50,923) — (40,631)
Principal Capital Appreciation Fund 15,954 — 127,435 — 848,405 — 991,794
Principal LifeTime 2010 Fund 10,380 — 29,722 — 69,233 — 109,335
Principal LifeTime 2015 Fund 4,449 — 35,810 — 61,841 — 102,100
Principal LifeTime 2020 Fund 42,398 — 230,639 — 566,192 — 839,229
Principal LifeTime 2025 Fund 11,585 — 68,557 — 262,147 — 342,289
Principal LifeTime 2030 Fund 35,273 — 227,919 — 953,841 — 1,217,033
Principal LifeTime 2035 Fund 9,455 — 58,098 — 234,637 — 302,190
Principal LifeTime 2040 Fund 28,624 — 182,199 — 792,589 — 1,003,412
Principal LifeTime 2045 Fund 5,035 — 42,021 — 163,192 — 210,248
Principal LifeTime 2050 Fund 12,606 — 110,226 — 465,432 — 588,264
Principal LifeTime 2055 Fund 902 — 19,827 — 58,588 — 79,317
Principal LifeTime 2060 Fund 593 — 15,333 — 28,986 — 44,912
Principal LifeTime 2065 Fund 11 — 389 — 430 — 830
Principal LifeTime Hybrid 2015 Fund 636 — 654 — 7,974 — 9,264
Principal LifeTime Hybrid 2020 Fund 1,484 — 2,487 — 29,542 — 33,513
Principal LifeTime Hybrid 2025 Fund 701 — 2,685 — 18,238 — 21,624
Principal LifeTime Hybrid 2030 Fund 560 — 4,397 — 24,484 — 29,441
Principal LifeTime Hybrid 2035 Fund 287 — 2,802 — 13,884 — 16,973
Principal LifeTime Hybrid 2040 Fund 271 — 3,595 — 17,954 — 21,820
Principal LifeTime Hybrid 2045 Fund 104 — 1,842 — 9,118 — 11,064
Principal LifeTime Hybrid 2050 Fund 67 — 2,148 — 8,113 — 10,328
Principal LifeTime Hybrid 2055 Fund 22 — 556 — 2,579 — 3,157
Principal LifeTime Hybrid 2060 Fund 6 — 206 — 707 — 919
Principal LifeTime Hybrid 2065 Fund — — — (279) 28 — (251)
Principal LifeTime Hybrid Income Fund 491 — 193 — 3,597 — 4,281
Principal LifeTime Strategic Income Fund 6,688 — 10,463 — 32,679 — 49,830
Real Estate Securities Fund — — 45,392 ^ — 1,584,425 — 1,629,817
SAM Balanced Portfolio 11,329 — 95,197 — 799,887 — 906,413
SAM Conservative Balanced Portfolio 3,125 — 21,191 — 198,967 — 223,283
SAM Conservative Growth Portfolio 24,804 — 67,480 — 596,828 — 689,112
SAM Flexible Income Portfolio 684 — 10,684 — 175,351 — 186,719
SAM Strategic Growth Portfolio 16,553 — 49,531 — 284,299 — 350,383
Short-Term Income Fund 1,276 — — (9,550) 66,639 — 58,365
SmallCap Fund 432 — 38,386 — 62,733 — 101,551
SmallCap Growth Fund I — — 139,000 (7,558) 265,529 — 396,971
SmallCap S&P 600 Index Fund 11,817 — 74,146 — 179,317 — 265,280
SmallCap Value Fund II 5,583 — — (6,803) 25,097 — 23,877
Tax-Exempt Bond Fund — 306 — (4,804) 23,071 — 18,573
* Represents book-to-tax accounting differences.
^ Undistributed Long-Term Capital Gain reported includes $7,070 of undistributed Section 1250 Capital Gains.
Short-Term Long-Term Total
California Municipal Fund $ 5,280 $ 1,650 $ 6,930
Diversified International Fund 364,216 — 364,216
Global Diversified Income Fund 174,754 194,187 368,941
Government & High Quality Bond
Fund 7,414 76,305 83,719
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
233
Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of
2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.
For the year ended October 31, 2019, the following funds had expired and utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. At October 31, 2019 , the following funds had approximate late-year ordinary losses and approximate late-year ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31,
2019, the Funds recorded reclassifications as follows (amounts in thousands):
Short-Term Long-Term Total
Government Money Market Fund 30 — 30
High Income Fund 27,514 87,443 114,957
High Yield Fund 7,692 124,438 132,130
Income Fund — 28,764 28,764
Inflation Protection Fund — 45,966 45,966
International Fund I 13,433 — 13,433
Overseas Fund 9,799 56,421 66,220
Principal LifeTime Hybrid 2065 Fund 278 — 278
Short-Term Income Fund 480 9,070 9,550
SmallCap Value Fund II 6,803 — 6,803
Tax-Exempt Bond Fund 4,170 634 4,804
Expired Utilized
California Municipal Fund $ 6,663 $ —
Core Plus Bond Fund 14,746 54,067
Finisterre Unconstrained Emerging Markets
Bond Fund — 201
Income Fund 13,420 372
Short-Term Income Fund — 17,477
Tax-Exempt Bond Fund 2,371 2,327
Late Year
Ordinary
Loss
Post October
Capital Loss
MidCap Growth Fund $ 573 $ —
MidCap Growth Fund III 2,126 —
SmallCap Growth Fund I 7,558 —
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
California Municipal Fund $ 6,663 $ (6,663)
Core Plus Bond Fund 14,746 (14,746)
Diversified International Fund (197) 197
Equity Income Fund (17,452) 17,452
Global Diversified Income Fund 7,661 (7,661)
Global Real Estate Securities Fund (23,022) 23,022
Income Fund 13,420 (13,420)
International Emerging Markets Fund (4,437) 4,437
LargeCap Growth Fund I (68,928) 68,928
LargeCap S&P 500 Index Fund (21,774) 21,774
LargeCap Value Fund III (10,968) 10,968
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
234
Federal Income Tax Basis. At October 31, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
MidCap Fund (115,487) 115,487
MidCap Growth Fund 96 (96)
MidCap Growth Fund III (5,669) 5,669
MidCap S&P 400 Index Fund (18,948) 18,948
MidCap Value Fund I (15,002) 15,002
Overseas Fund (9) 9
Principal Capital Appreciation Fund (24,169) 24,169
Principal LifeTime 2010 Fund (5,334) 5,334
Principal LifeTime 2015 Fund (6,544) 6,544
Principal LifeTime 2020 Fund (31,951) 31,951
Principal LifeTime 2025 Fund (14,044) 14,044
Principal LifeTime 2030 Fund (34,426) 34,426
Principal LifeTime 2035 Fund (12,787) 12,787
Principal LifeTime 2040 Fund (27,413) 27,413
Principal LifeTime 2045 Fund (8,979) 8,979
Principal LifeTime 2050 Fund (18,675) 18,675
Principal LifeTime 2055 Fund (4,385) 4,385
Principal LifeTime 2060 Fund (2,318) 2,318
Principal LifeTime 2065 Fund (212) 212
Principal LifeTime Hybrid 2015 Fund (240) 240
Principal LifeTime Hybrid 2020 Fund (674) 674
Principal LifeTime Hybrid 2025 Fund (565) 565
Principal LifeTime Hybrid 2030 Fund (701) 701
Principal LifeTime Hybrid 2035 Fund (443) 443
Principal LifeTime Hybrid 2040 Fund (528) 528
Principal LifeTime Hybrid 2045 Fund (321) 321
Principal LifeTime Hybrid 2050 Fund (264) 264
Principal LifeTime Hybrid 2055 Fund (123) 123
Principal LifeTime Hybrid 2060 Fund (25) 25
Principal LifeTime Hybrid Income Fund (93) 93
Principal LifeTime Strategic Income Fund (2,248) 2,248
Real Estate Securities Fund (10,994) 10,994
SAM Balanced Portfolio (14,257) 14,257
SAM Conservative Balanced Portfolio (4,301) 4,301
SAM Conservative Growth Portfolio (12,504) 12,504
SAM Flexible Income Portfolio (3,176) 3,176
SAM Strategic Growth Portfolio (8,843) 8,843
SmallCap Fund (3,807) 3,807
SmallCap Growth Fund I (11,954) 11,954
SmallCap S&P 600 Index Fund (14,386) 14,386
SmallCap Value Fund II (23) 23
Tax-Exempt Bond Fund 2,371 (2,371)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund
*
$ 29,728 $ (841) $ 28,887 $ 582,261
Core Plus Bond Fund 69,700 (17,288) 52,412 1,455,884
Diversified International Fund 1,698,921 (312,036) 1,386,885 10,693,551
Equity Income Fund 3,100,548 (138,269) 2,962,279 4,880,622
Finisterre Unconstrained Emerging Markets Bond Fund 5,700 (1,820) 3,880 227,088
Global Diversified Income Fund 426,328 (352,272) 74,056 7,564,303
Global Real Estate Securities Fund 560,887 (52,363) 508,524 2,946,935
Government & High Quality Bond Fund 37,415 (20,080) 17,335 1,659,137
Government Money Market Fund — — — 3,978,070
High Income Fund 75,016 (140,809) (65,793) 3,145,561
High Yield Fund 95,910 (195,482) (99,572) 3,081,031
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
235
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On September 10, 2019, the Board of Directors approved the acquisition of the assets of the Global Opportunities Fund, a series of the Fund, by the Diversified International Fund. The Proposed Merger, if approved by shareholders, is expected to occur on or about December 20, 2019. There were no other items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Income Fund $ 172,917 $ (31,051) $ 141,866 $ 6,984,843
Inflation Protection Fund 83,209 (41,901) 41,308 1,696,239
International Emerging Markets Fund 28,851 (19,175) 9,676 310,104
International Fund I 62,133 (6,513) 55,620 296,085
LargeCap Growth Fund I 3,266,621 (156,486) 3,110,135 6,733,515
LargeCap S&P 500 Index Fund 3,036,503 (224,810) 2,811,693 3,213,695
LargeCap Value Fund III 348,630 (97,936) 250,694 1,929,349
MidCap Fund 6,789,435 (309,928) 6,479,507 11,007,626
MidCap Growth Fund 28,581 (1,856) 26,725 134,074
MidCap Growth Fund III 252,483 (42,141) 210,342 884,900
MidCap S&P 400 Index Fund 354,615 (121,744) 232,871 1,087,049
MidCap Value Fund I 203,964 (139,397) 64,567 2,454,493
Money Market Fund — — — 520,079
Overseas Fund 251,957 (302,802) (50,845) 2,625,097
Principal Capital Appreciation Fund 868,207 (19,801) 848,406 939,281
Principal LifeTime 2010 Fund 79,878 (10,644) 69,234 657,913
Principal LifeTime 2015 Fund 63,693 (1,852) 61,841 321,702
Principal LifeTime 2020 Fund 633,545 (67,353) 566,192 3,408,134
Principal LifeTime 2025 Fund 276,423 (14,276) 262,147 1,233,360
Principal LifeTime 2030 Fund 1,034,104 (80,263) 953,841 4,525,552
Principal LifeTime 2035 Fund 247,275 (12,638) 234,637 974,853
Principal LifeTime 2040 Fund 844,024 (51,434) 792,590 3,006,077
Principal LifeTime 2045 Fund 175,009 (11,817) 163,192 730,817
Principal LifeTime 2050 Fund 499,479 (34,047) 465,432 1,788,257
Principal LifeTime 2055 Fund 67,467 (8,878) 58,589 406,065
Principal LifeTime 2060 Fund 37,521 (8,535) 28,986 341,106
Principal LifeTime 2065 Fund 945 (515) 430 15,310
Principal LifeTime Hybrid 2015 Fund 8,587 (613) 7,974 94,601
Principal LifeTime Hybrid 2020 Fund 30,783 (1,242) 29,541 302,375
Principal LifeTime Hybrid 2025 Fund 20,225 (1,986) 18,239 225,071
Principal LifeTime Hybrid 2030 Fund 27,004 (2,520) 24,484 270,821
Principal LifeTime Hybrid 2035 Fund 15,896 (2,011) 13,885 165,744
Principal LifeTime Hybrid 2040 Fund 20,058 (2,104) 17,954 187,470
Principal LifeTime Hybrid 2045 Fund 10,441 (1,322) 9,119 104,315
Principal LifeTime Hybrid 2050 Fund 9,389 (1,276) 8,113 94,827
Principal LifeTime Hybrid 2055 Fund 3,095 (516) 2,579 33,885
Principal LifeTime Hybrid 2060 Fund 916 (208) 708 11,796
Principal LifeTime Hybrid 2065 Fund 73 (46) 27 1,333
Principal LifeTime Hybrid Income Fund 3,782 (185) 3,597 53,511
Principal LifeTime Strategic Income Fund 36,879 (4,200) 32,679 384,531
Real Estate Securities Fund 1,632,558 (48,134) 1,584,424 3,590,027
SAM Balanced Portfolio 853,985 (54,098) 799,887 3,729,883
SAM Conservative Balanced Portfolio 217,052 (18,085) 198,967 1,503,237
SAM Conservative Growth Portfolio 626,450 (29,622) 596,828 2,440,123
SAM Flexible Income Portfolio 206,580 (31,229) 175,351 2,529,148
SAM Strategic Growth Portfolio 309,862 (25,563) 284,299 1,595,660
Short-Term Income Fund 77,961 (11,321) 66,640 5,229,751
SmallCap Fund 133,733 (71,000) 62,733 633,591
SmallCap Growth Fund I 395,629 (130,101) 265,528 1,578,866
SmallCap S&P 600 Index Fund 369,021 (189,704) 179,317 1,124,631
SmallCap Value Fund II 120,516 (95,418) 25,098 1,003,997
Tax-Exempt Bond Fund
*
25,945 (2,904) 23,041 523,463
* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
8. Federal Tax Information (continued)

Schedule of Investments
California Municipal Fund
October 31, 2019
See accompanying notes.
236
INVESTMENT COMPANIES - 1.96% Shares Held Value (000's)
Exchange-Traded Funds - 1.96%
iShares California Muni Bond ETF 190,236 $ 11,658
TOTAL INVESTMENT COMPANIES $ 11,658
MUNICIPAL BONDS - 101.98%
Principal
Amount (000's) Value (000's)
California - 101.30%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,674
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,155
Alameda Corridor Transportation Authority
5.00%, 10/01/2034 8,805 10,349
5.00%, 10/01/2036 4,250 4,973
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 2,145
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,126
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,184
5.00%, 10/01/2045 1,000 1,160
5.00%, 05/01/2049 1,450 2,221
5.38%, 04/01/2034 1,000 1,018
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 3,315
5.00%, 08/15/2033 1,750 2,106
5.00%, 08/15/2034 2,000 2,440
5.00%, 02/01/2035 2,000 2,339
5.00%, 11/15/2046
(b)
4,504 5,255
5.00%, 11/15/2048 2,785 3,334
California Health Facilities Financing
Authority (credit support from California
Mortgage Insurance )
5.00%, 07/01/2035
(a)
1,000 1,177
California Housing Finance
4.25%, 01/15/2035 6,897 8,094
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 4,073
4.00%, 07/15/2029
(d)
7,000 7,940
4.00%, 10/01/2044 2,500 2,717
5.00%, 05/15/2031 10,000 12,336
5.00%, 05/15/2033 1,000 1,221
5.00%, 05/15/2034 1,000 1,217
5.00%, 12/31/2034 3,550 4,254
5.00%, 12/31/2036 8,000 9,519
5.00%, 05/15/2038 2,000 2,401
5.00%, 10/01/2044 1,000 1,167
5.00%, 11/15/2049 1,000 1,166
5.25%, 11/01/2036 4,000 4,659
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2043
(a)
2,000 2,451
5.00%, 05/15/2044
(a)
5,000 6,122
California Pollution Control Financing Authority
3.00%, 11/01/2025 10,500 11,247
3.25%, 12/01/2027
(c)
2,000 2,135
4.30%, 07/01/2040 3,400 3,833
5.00%, 07/01/2029
(e)
1,000 1,270
5.00%, 07/01/2030
(e)
2,000 2,163
5.00%, 07/01/2037
(e)
10,000 10,711
5.00%, 07/01/2039
(e)
1,000 1,206
5.00%, 11/21/2045
(e)
1,500 1,793
California Public Finance Authority
0.93%, 08/01/2052
(c)
12,000 12,000
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California School Finance Authority
5.00%, 07/01/2035
(e)
$ 1,925 $ 2,191
5.00%, 08/01/2036
(e)
1,170 1,316
5.00%, 08/01/2038
(e)
1,000 1,182
California State Public Works Board
5.00%, 11/01/2037 1,375 1,516
5.00%, 10/01/2039 4,500 5,181
California State University
5.00%, 11/01/2037 2,000 2,446
California Statewide Communities Development
Authority
1.13%, 07/15/2040
(c)
5,500 5,500
3.00%, 06/01/2029
(e)
750 770
4.00%, 02/01/2022 830 864
4.00%, 02/01/2025 940 1,024
4.00%, 07/01/2048 1,800 1,933
5.00%, 10/01/2028 1,875 2,179
5.00%, 02/01/2030 2,775 3,118
5.00%, 11/01/2032
(e)
1,135 1,338
5.00%, 05/15/2034 4,855 5,709
5.00%, 06/01/2034
(e)
375 444
5.00%, 12/01/2036
(e)
5,000 5,677
5.00%, 04/01/2038
(c)
10,000 13,121
5.00%, 09/02/2038 3,000 3,564
5.00%, 06/01/2039
(e)
475 553
5.00%, 09/02/2039 500 605
5.00%, 09/02/2039 900 1,068
5.00%, 09/02/2039 1,000 1,189
5.00%, 05/15/2040 3,500 4,061
5.00%, 12/01/2041
(e)
1,000 1,122
5.00%, 12/01/2046
(e)
1,620 1,808
5.00%, 09/02/2048 1,000 1,176
5.00%, 09/02/2049 600 715
5.00%, 06/01/2051
(e)
1,440 1,654
5.25%, 12/01/2034 3,500 3,943
5.25%, 12/01/2038
(e)
1,000 1,183
5.25%, 12/01/2043
(e)
3,825 4,460
7.25%, 11/15/2041
(e)
1,500 1,503
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,062
6.00%, 05/01/2043 1,550 1,559
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,454
City of Atwater CA Wastewater Revenue (credit
support from Assured Guaranty Municipal Corp )
5.00%, 05/01/2043
(a)
800 954
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,253
City of Irvine CA
4.00%, 09/02/2038 1,000 1,148
5.00%, 09/01/2049 2,000 2,208
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,388
City of Los Angeles Department of Airports
5.00%, 05/15/2026 1,000 1,184
5.00%, 05/15/2026 3,500 4,249
5.00%, 05/15/2028 3,000 3,772
5.00%, 05/15/2036 1,500 1,731
5.00%, 05/15/2042 1,200 1,396
5.00%, 05/15/2044
(b)
3,100 3,692
5.00%, 05/15/2047 3,500 4,118
City of Oroville CA
5.25%, 04/01/2049 2,500 2,935
5.25%, 04/01/2054 3,000 3,508
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,663

Schedule of Investments
California Municipal Fund
October 31, 2019
See accompanying notes.
237
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 $ 1,800 $ 2,218
5.00%, 11/01/2036 2,010 2,161
City of Vernon CA Electric System Revenue
5.13%, 08/01/2021 530 532
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(f)
4,000 2,282
Compton Public Finance Authority
4.50%, 09/01/2032
(e)
8,000 8,298
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,608
5.00%, 07/01/2037 2,000 2,427
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,322
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 10
5.00%, 06/01/2036 1,000 1,023
Escondido Union High School District
0.00%, 08/01/2041
(f)
1,000 516
Foothill-De Anza Community College District
5.00%, 08/01/2040 1,500 1,606
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,180
5.00%, 06/01/2028 7,000 8,360
5.25%, 06/01/2047 7,500 7,740
5.30%, 06/01/2037 9,000 9,338
Golden State Tobacco Securitization Corp (credit
support from State of California Appropriations )
5.00%, 06/01/2033
(a)
2,000 2,356
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 330 331
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,145
Irvine Unified School District (credit support
from Build America Mutual Assurance Corp )
4.00%, 09/01/2044
(a)
1,000 1,127
La Verne Public Financing Authority
7.25%, 09/01/2026 590 592
Long Beach Bond Finance Authority
5.00%, 11/15/2035 2,915 3,869
5.50%, 11/15/2030 1,010 1,332
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,407
5.00%, 08/01/2042 1,400 1,531
5.00%, 12/01/2045
(b)
5,500 6,454
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 5,308
Los Angeles Department of Water & Power Power
System Revenue
0.97%, 07/01/2034
(c)
13,400 13,400
1.00%, 07/01/2035
(c)
8,000 8,000
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 3,350
5.25%, 07/01/2042 6,500 8,060
Marin Healthcare District
5.00%, 08/01/2034 1,000 1,191
Merced Union High School District
0.00%, 08/01/2032
(f)
3,380 2,509
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
$ 3,000 $ 3,677
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,143
Norco Financing Authority (credit support from
Assured Guaranty Municipal Corp )
5.63%, 10/01/2034
(a)
1,000 1,003
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2041 6,000 7,084
5.00%, 03/01/2047 1,500 1,783
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,952
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
3.00%, 08/01/2040
(a)
2,250 2,293
4.00%, 08/01/2037
(a)
1,505 1,689
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,212
5.00%, 09/01/2029
(a)
1,000 1,210
Pittsburg Unified School District
5.00%, 08/01/2043 2,900 3,315
Pomona Unified School District (credit support
from National Public Finance Guarantee Corp )
6.15%, 08/01/2030
(a)
1,000 1,118
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,066
Port of Los Angeles
5.00%, 08/01/2032 1,740 1,998
Poway Unified School District
0.00%, 08/01/2036
(f)
4,000 2,659
Regents of the University of California Medical
Center Pooled Revenue
0.93%, 05/15/2047
(c)
5,000 5,000
5.00%, 05/15/2035 4,540 5,441
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,231
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,516
5.00%, 11/01/2036
(a)
3,330 4,258
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(f)
855 474
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(f)
255 139
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,194
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,803
Riverside County Transportation Commission
5.00%, 06/01/2032 1,500 1,534
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,436

Schedule of Investments
California Municipal Fund
October 31, 2019
See accompanying notes.
238
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
$ 1,500 $ 1,765
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,832
5.00%, 07/01/2037 2,300 2,799
San Diego Convention Center Expansion
Financing Authority
5.00%, 04/15/2025 5,000 5,474
San Diego County Regional Airport Authority
5.00%, 07/01/2042 5,000 5,912
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,457
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 3,464
4.00%, 07/01/2037 2,500 2,844
5.00%, 07/01/2028 1,755 1,802
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,208
5.00%, 05/01/2037 5,000 6,141
5.00%, 05/01/2038 5,750 7,038
5.00%, 05/01/2042 1,500 1,762
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 6,185 7,086
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,062
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,172
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,408
Santa Monica-Malibu Unified School District
3.00%, 08/01/2049 4,750 4,826
4.00%, 08/01/2038 2,975 3,390
4.00%, 08/01/2039 1,635 1,858
4.00%, 08/01/2040 2,000 2,266
4.00%, 08/01/2044 4,000 4,487
4.00%, 08/01/2044 2,250 2,524
Semitropic Improvement District
5.00%, 12/01/2038 2,000 2,006
Southern California Public Power Authority
5.00%, 11/01/2028 2,000 2,472
5.00%, 11/01/2029 2,615 3,275
5.25%, 07/01/2029 695 743
5.25%, 07/01/2031 695 742
State of California
2.45%, 12/01/2031 540 544
4.00%, 09/01/2033 2,080 2,367
4.00%, 10/01/2044 5,000 5,722
5.00%, 09/01/2034 5,000 6,055
5.00%, 02/01/2038 1,450 1,616
5.00%, 04/01/2043 3,380 3,771
5.25%, 11/01/2040 1,500 1,560
6.00%, 03/01/2033 2,000 2,032
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,708
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2034
(d)
1,000 1,237
5.00%, 06/01/2035
(d)
1,500 1,850
5.00%, 06/01/2036
(d)
1,000 1,229
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Tobacco Securitization Authority of Southern
California   (continued)
5.00%, 06/01/2048
(d)
$ 3,000 $ 3,573
5.00%, 06/01/2048
(d)
2,000 2,317
5.13%, 06/01/2046 1,500 1,502
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,193
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,161
Tustin Public Financing Authority
5.00%, 04/01/2041 1,000 1,057
University of California
5.00%, 05/15/2044 1,000 1,139
Walnut Energy Center Authority
5.00%, 01/01/2035 1,225 1,233
West Valley-Mission Community College District
4.00%, 08/01/2044 5,000 5,717
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,762
$ 602,024
Guam - 0.68%
Guam Government Waterworks Authority
5.00%, 01/01/2046 2,525 2,849
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,178
$ 4,027
TOTAL MUNICIPAL BONDS $ 606,051
Total Investments $ 617,709
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (1.10)%
Notes with interest rates of 1.10% - 1.18% at
October 31, 2019 and contractual maturity of
collateral of 2023-2025.
(g)
$ (6,554) (6,554)
Total Net Investments $ 611,155
Other Assets and Liabilities -  (2.84)% (16,885)
TOTAL NET ASSETS - 100.00% $ 594,270
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security purchased on a when-issued basis.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $50,642 or 8.52% of net assets.
(f) Non-income producing security
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2019.

Schedule of Investments
California Municipal Fund
October 31, 2019
See accompanying notes.
239
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 74.87%
General Obligation Unlimited 13.86%
Insured 8.44%
Special Assessment 2.00%
Prerefunded 1.98%
Investment Companies 1.96%
Tax Allocation 0.46%
Special Tax 0.37%
Liability For Floating Rate Notes Issued (1.10)%
Other Assets and Liabilities
(2.84)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
240
INVESTMENT COMPANIES - 4.51% Shares Held Value (000's)
Money Market Funds - 4.51%
BlackRock Liquidity FedFund 1.71%
(a),(b)
4,642,140 $ 4,642
Principal Government Money Market Fund
1.65%
(a),(c)
61,205,262 61,205
$ 65,847
TOTAL INVESTMENT COMPANIES $ 65,847
COMMON STOCKS - 0.02% Shares Held Value (000's)
Oil & Gas - 0.00%
Chaparral Energy Inc - A Shares
(d),(e)
73,263 69
Oil & Gas Services - 0.01%
Patterson-UTI Energy Inc 14,973 124
Retail - 0.01%
Claire's Holdings LLC
(d),(f),(g)
232 139
TOTAL COMMON STOCKS $ 332
PREFERRED STOCKS - 0.27% Shares Held Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00%
(d),(f),(g)
925,862 $ 49
Retail - 0.01%
Claire's Stores 0.00%
(d),(f),(g)
68 102
Sovereign - 0.26%
CoBank ACB 6.20%, 01/01/2025
(h)
35,000 3,780
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,931
BONDS - 51.06%
Principal
Amount (000's) Value (000's)
Advertising - 0.01%
Lamar Media Corp
5.00%, 05/01/2023 $ 155 $ 158
Aerospace & Defense - 1.79%
Air 2 US
8.63%, 10/01/2020
( i )
5 5
Arconic Inc
5.40%, 04/15/2021 250 258
Boeing Co/The
2.70%, 02/01/2027 1,690 1,716
3.20%, 03/01/2029 2,200 2,315
3.50%, 03/01/2039 1,490 1,549
3.75%, 02/01/2050 1,715 1,827
3.90%, 05/01/2049 1,645 1,786
Bombardier Inc
6.13%, 01/15/2023
( i )
530 515
7.50%, 03/15/2025
( i )
695 664
Lockheed Martin Corp
2.90%, 03/01/2025 1,515 1,583
4.09%, 09/15/2052 1,345 1,567
TransDigm Inc
6.25%, 03/15/2026
( i )
115 123
6.50%, 07/15/2024 110 114
7.50%, 03/15/2027 610 655
Triumph Group Inc
6.25%, 09/15/2024
( i )
280 294
7.75%, 08/15/2025 345 345
United Technologies Corp
3.65%, 08/16/2023 1,325 1,402
3.95%, 08/16/2025 1,735 1,899
4.13%, 11/16/2028 1,995 2,264
4.45%, 11/16/2038 1,455 1,726
4.50%, 06/01/2042 1,310 1,572
4.63%, 11/16/2048 900 1,136
5.40%, 05/01/2035 585 751
$ 26,066
Agriculture - 1.27%
Altria Group Inc
4.00%, 01/31/2024 165 174
4.50%, 05/02/2043 260 262
5.80%, 02/14/2039 955 1,098
5.95%, 02/14/2049 570 670
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
BAT Capital Corp
2.77%, 08/14/2020 $ 110 $ 110
3 Month USD LIBOR + 0.59%
3.22%, 08/15/2024 1,890 1,919
4.54%, 08/15/2047 25 24
JBS Investments II GmbH
7.00%, 01/15/2026
( i )
400 434
Philip Morris International Inc
2.38%, 08/17/2022 100 101
Pinnacle Operating Corp
9.00%, 05/15/2023
( i )
1,329 452
Reynolds American Inc
5.70%, 08/15/2035 2,535 2,863
6.88%, 05/01/2020 8,440 8,631
7.00%, 08/04/2041 1,475 1,773
$ 18,511
Airlines - 1.17%
American Airlines 2013-1 Class B Pass Through
Trust
5.63%, 07/15/2022
( i )
188 191
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 3,337 3,501
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 1,257 1,329
American Airlines 2016-3 Class A Pass Through
Trust
3.25%, 04/15/2030 1,116 1,153
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 1,343 1,423
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 3,472 3,672
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 1,880 1,994
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 2,179 2,282
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 1,437 1,500
$ 17,045
Apparel - 0.03%
Hanesbrands Inc
4.88%, 05/15/2026
( i )
35 37
Under Armour Inc
3.25%, 06/15/2026 15 15
William Carter Co/The
5.63%, 03/15/2027
( i )
300 321
$ 373
Automobile Asset Backed Securities - 0.36%
Americredit Automobile Receivables Trust 2018-2
2.86%, 11/18/2021 132 132
Capital Auto Receivables Asset Trust 2018-2
3.02%, 02/22/2021
( i )
629 630
GM Financial Automobile Leasing Trust 2018-2
2.07%, 07/20/2020 161 162
1.00 x 1 Month USD LIBOR + 0.22%
Hertz Fleet Lease Funding LP
2.59%, 04/10/2031
( i )
4,370 4,369
1.00 x 1 Month USD LIBOR + 0.65%
$ 5,293
Automobile Manufacturers - 0.77%
BCD Acquisition Inc
9.63%, 09/15/2023
( i )
350 360

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
241
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Daimler Finance North America LLC
2.70%, 08/03/2020
( i )
$ 5,470 $ 5,497
Ford Motor Credit Co LLC
2.60%, 11/04/2019 1,275 1,275
3.34%, 03/28/2022 1,725 1,733
General Motors Co
6.25%, 10/02/2043 520 581
6.60%, 04/01/2036 770 894
General Motors Financial Co Inc
3.03%, 01/05/2023 485 481
3 Month USD LIBOR + 0.99%
Navistar International Corp
6.63%, 11/01/2025
( i )
293 299
Tesla Inc
5.30%, 08/15/2025
(e),( i )
80 76
$ 11,196
Automobile Parts & Equipment - 0.03%
American Axle & Manufacturing Inc
6.25%, 04/01/2025 130 125
Dana Inc
5.50%, 12/15/2024 115 118
Goodyear Tire & Rubber Co/The
5.13%, 11/15/2023
(e)
135 137
Titan International Inc
6.50%, 11/30/2023 60 50
$ 430
Banks - 6.47%
Banco de Credito del Peru
2.70%, 01/11/2025
( i )
500 498
Bank of America Corp
2.88%, 10/22/2030
(j)
775 779
3 Month USD LIBOR + 0.01%
3.19%, 07/23/2030
(j)
2,355 2,432
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(j)
1,460 1,525
3 Month USD LIBOR + 0.97%
3.97%, 02/07/2030
(j)
2,315 2,526
3 Month USD LIBOR + 1.21%
4.10%, 07/24/2023 1,975 2,108
4.20%, 08/26/2024 2,400 2,584
4.25%, 10/22/2026 1,415 1,536
4.27%, 07/23/2029
(j)
1,330 1,477
3 Month USD LIBOR + 1.31%
Barclays PLC
5.09%, 06/20/2030
(j)
400 435
3 Month USD LIBOR + 3.05%
7.75%, 12/31/2049
(h),(j)
200 213
USD Swap Semi-Annual 5 Year + 4.84%
Branch Banking & Trust Co
2.64%, 09/17/2029
(j)
430 429
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
CIT Group Inc
5.00%, 08/15/2022 395 420
5.80%, 12/31/2049
(e),(h),(j)
375 385
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.52%, 10/27/2028
(j)
880 926
3 Month USD LIBOR + 1.15%
4.65%, 07/23/2048 610 752
Cooperatieve Rabobank UA
4.75%, 01/15/2020
( i )
5,966 5,999
Credit Suisse Group Funding Guernsey Ltd
4.88%, 05/15/2045 375 466
DBS Group Holdings Ltd
4.52%, 12/11/2028
( i ),(j)
755 801
USD Swap Rate NY 5 Year + 1.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG
4.30%, 05/24/2028
(j)
$ 375 $ 355
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04/01/2025 200 195
Fifth Third Bancorp
2.38%, 01/28/2025 150 151
First Republic Bank/CA
4.63%, 02/13/2047 2,750 3,185
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 3,785 3,979
3.85%, 01/26/2027 3,463 3,685
5.75%, 01/24/2022 3,215 3,465
6.75%, 10/01/2037 1,065 1,449
HSBC Holdings PLC
2.63%, 11/07/2025
(f),(g),(j),(k)
500 501
3 Month USD LIBOR + 1.14%
3.80%, 03/11/2025
(j)
1,450 1,521
3 Month USD LIBOR + 1.21%
JPMorgan Chase & Co
3.21%, 04/01/2023
(j)
970 993
3 Month USD LIBOR + 0.70%
3.96%, 11/15/2048
(j)
555 621
3 Month USD LIBOR + 1.38%
4.35%, 08/15/2021 185 193
4.95%, 06/01/2045 405 503
5.50%, 10/15/2040 1,395 1,843
Morgan Stanley
4.43%, 01/23/2030
(j)
745 837
3 Month USD LIBOR + 1.63%
5.00%, 11/24/2025 1,280 1,439
5.55%, 12/31/2049
(h),(j)
1,151 1,165
3 Month USD LIBOR + 3.81%
5.75%, 01/25/2021 925 967
6.38%, 07/24/2042 320 469
Popular Inc
6.13%, 09/14/2023 295 317
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(j)
1,600 1,698
3 Month USD LIBOR + 1.76%
5.13%, 05/28/2024 2,924 3,154
7.50%, 12/31/2049
(h),(j)
5,291 5,390
USD Swap Semi-Annual 5 Year + 5.80%
Santander UK PLC
5.00%, 11/07/2023
( i )
2,235 2,403
Skandinaviska Enskilda Banken AB
5.75%, 12/31/2049
(h),(j)
5,197 5,249
USD Swap Semi-Annual 5 Year + 3.85%
SunTrust Bank/Atlanta GA
4.05%, 11/03/2025 685 751
Svenska Handelsbanken AB
3.90%, 11/20/2023 1,675 1,791
Synchrony Bank
3.00%, 06/15/2022 750 761
UBS AG/London
4.50%, 06/26/2048
( i )
400 508
UBS AG/Stamford CT
2.35%, 03/26/2020 5,135 5,144
UBS Group AG
6.88%, 12/31/2049
(h),(j)
3,615 3,754
USD Swap Rate NY 5 Year + 5.50%
US Bancorp
3.00%, 07/30/2029 670 694
Wells Fargo & Co
3.75%, 01/24/2024 2,910 3,079
4.40%, 06/14/2046 1,065 1,208

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
242
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp
4.11%, 07/24/2034
(j)
$ 1,330 $ 1,401
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 1,230 1,354
Zions Bancorp NA
3.50%, 08/27/2021 1,882 1,928
$ 94,391
Beverages - 0.70%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 1,280 1,371
4.90%, 02/01/2046 2,140 2,567
Anheuser-Busch InBev Finance Inc
3.70%, 02/01/2024 140 149
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,605 1,793
4.75%, 04/15/2058 50 59
5.45%, 01/23/2039 1,360 1,712
Constellation Brands Inc
2.65%, 11/07/2022 405 411
4.40%, 11/15/2025 1,785 1,973
Corp Lindley SA
6.75%, 11/23/2021
( i )
14 15
6.75%, 11/23/2021 14 15
Keurig Dr Pepper Inc
3.55%, 05/25/2021 155 158
$ 10,223
Biotechnology - 0.30%
Amgen Inc
2.20%, 05/11/2020 3,780 3,785
Celgene Corp
2.88%, 08/15/2020 395 398
5.25%, 08/15/2043 115 146
$ 4,329
Building Materials - 0.08%
Builders FirstSource Inc
5.63%, 09/01/2024
( i )
403 419
6.75%, 06/01/2027
( i )
320 347
Norbord Inc
5.75%, 07/15/2027
( i )
125 130
Standard Industries Inc/NJ
6.00%, 10/15/2025
( i )
280 294
$ 1,190
Chemicals - 0.71%
Aruba Investments Inc
8.75%, 02/15/2023
( i )
355 355
Ashland LLC
4.75%, 08/15/2022 60 63
Blue Cube Spinco LLC
9.75%, 10/15/2023 245 267
Braskem Netherlands Finance BV
4.50%, 01/10/2028
( i )
250 251
4.50%, 01/31/2030
( i ),(k)
2,400 2,379
CNAC HK Finbridge Co Ltd
4.63%, 03/14/2023 350 368
Consolidated Energy Finance SA
5.87%, 06/15/2022
( i )
250 248
3 Month USD LIBOR + 3.75%
6.88%, 06/15/2025
( i )
735 713
DuPont de Nemours Inc
5.32%, 11/15/2038 1,325 1,589
5.42%, 11/15/2048 775 964
Equate Petrochemical BV
3.00%, 03/03/2022
( i )
925 926
3.00%, 03/03/2022 375 375
LYB International Finance III LLC
4.20%, 10/15/2049 315 317
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
NOVA Chemicals Corp
5.25%, 08/01/2023
( i )
$ 370 $ 375
5.25%, 06/01/2027
( i )
135 139
Olin Corp
5.13%, 09/15/2027 270 278
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044 200 210
SABIC Capital II BV
4.00%, 10/10/2023
( i )
550 579
$ 10,396
Commercial Mortgage Backed Securities - 5.25%
BANK 2019-BNK18
3.58%, 05/15/2062 5,000 5,460
CFCRE Commercial Mortgage Trust 2011-C2
5.74%, 12/15/2047
( i ),(l)
1,125 1,180
Citigroup Commercial Mortgage Trust
2015-GC29
4.14%, 04/10/2048
(l)
2,000 2,107
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 1,750 1,853
COMM 2013-CCRE11 Mortgage Trust
0.93%, 08/10/2050
(l),(m)
51,429 1,677
COMM 2013-CCRE6 Mortgage Trust
4.08%, 03/10/2046
( i ),(l)
500 503
COMM 2013-CCRE8 Mortgage Trust
3.96%, 06/10/2046
( i ),(l)
3,000 3,138
COMM 2014-LC17 Mortgage Trust
4.49%, 10/10/2047
(l)
5,000 5,383
COMM 2015-CCRE22 Mortgage Trust
4.12%, 03/10/2048
(l)
1,611 1,700
COMM 2015-PC1 Mortgage Trust
4.29%, 07/10/2050
(l)
2,000 2,176
Credit Suisse Commercial Mortgage Trust Series
2006-C5
0.88%, 12/15/2039
(l),(m)
640 4
CSAIL 2018-CX11 Commercial Mortgage Trust
4.03%, 04/15/2051
(l)
1,000 1,111
DBUBS 2011-LC2 Mortgage Trust
5.53%, 07/10/2044
( i ),(l)
5,000 5,201
GS Mortgage Securities Trust 2012-GCJ7
2.16%, 05/10/2045
(l),(m)
11,338 357
GS Mortgage Securities Trust 2013-GC16
1.04%, 11/10/2046
(l),(m)
20,306 720
5.31%, 11/10/2046
(l)
800 878
GS Mortgage Securities Trust 2013-GCJ12
3.78%, 06/10/2046
(l)
555 574
GS Mortgage Securities Trust 2015-GS1
3.73%, 11/10/2048 3,000 3,236
JP Morgan Chase Commercial Mortgage
Securities Trust 2010-C1
5.95%, 06/15/2043
( i )
2,585 2,610
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.40%, 08/15/2046
( i ),(l)
800 833
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.51%, 12/15/2047
(l),(m)
10,642 399
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
0.94%, 12/15/2046
(l),(m)
8,723 278
JPMBB Commercial Mortgage Securities Trust
2013-C15
1.07%, 11/15/2045
(l),(m)
22,694 807
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.81%, 02/15/2047
(l)
2,700 2,817

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
243
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.75%, 04/15/2047
(l),(m)
$ 24,072 $ 538
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.93%, 11/15/2047
(l),(m)
7,852 248
3.91%, 11/15/2047
( i ),(l)
1,000 953
4.41%, 11/15/2047
(l)
4,350 4,573
JPMBB Commercial Mortgage Securities Trust
2015-C28
3.99%, 10/15/2048 7,000 7,399
LB-UBS Commercial Mortgage Trust 2005-C3
0.77%, 07/15/2040
( i ),(l),(m)
1,883 2
LB-UBS Commercial Mortgage Trust 2007-C1
0.21%, 02/15/2040
(l),(m)
253 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.31%, 08/15/2046
(l),(m)
19,143 175
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.01%, 06/15/2047
(l),(m)
20,401 720
4.77%, 06/15/2047
(l)
4,250 4,412
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18
4.48%, 10/15/2047
(l)
3,864 4,144
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30
3.18%, 09/15/2049 1,571 1,612
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.06%, 10/15/2030
( i ),(l),(m)
21,940 558
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.03%, 08/10/2049
( i ),(l)
1,500 1,582
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.63%, 12/10/2045
( i ),(l),(m)
19,628 765
UBS-Barclays Commercial Mortgage Trust
2013-C5
4.07%, 03/10/2046
( i ),(l)
1,090 1,054
Wells Fargo Commercial Mortgage Trust
2016-C36
3.07%, 11/15/2059 750 783
WFRBS Commercial Mortgage Trust 2014-C22
4.37%, 09/15/2057
(l)
2,000 2,137
$ 76,657
Commercial Services - 0.48%
Ahern Rentals Inc
7.38%, 05/15/2023
( i )
440 356
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.50%, 04/01/2023 15 15
DP World PLC
6.85%, 07/02/2037 340 447
Garda World Security Corp
7.25%, 11/15/2021
( i )
220 220
Global Payments Inc
2.65%, 02/15/2025 1,715 1,736
GW B-CR Security Corp
9.50%, 11/01/2027
(e),( i )
410 421
Hertz Corp/The
7.63%, 06/01/2022
( i )
70 73
Jaguar Holding Co II / Pharmaceutical Product
Development LLC
6.38%, 08/01/2023
( i )
65 67
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
( i )
60 56
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
( i )
$ 155 $ 156
PayPal Holdings Inc
2.20%, 09/26/2022 590 593
2.65%, 10/01/2026 1,430 1,447
Prime Security Services Borrower LLC / Prime
Finance Inc
9.25%, 05/15/2023
( i )
34 36
Refinitiv US Holdings Inc
8.25%, 11/15/2026
( i )
405 455
Service Corp International/US
8.00%, 11/15/2021 225 247
Tms International Holding Corp
7.25%, 08/15/2025
( i )
410 339
United Rentals North America Inc
4.63%, 10/15/2025 210 215
4.88%, 01/15/2028 65 67
5.88%, 09/15/2026 115 122
$ 7,068
Computers - 0.80%
Apple Inc
2.20%, 09/11/2029 2,640 2,596
3.35%, 02/09/2027 2,980 3,198
4.65%, 02/23/2046 1,390 1,742
Dell Inc
4.63%, 04/01/2021
(e)
320 329
Dell International LLC / EMC Corp
4.00%, 07/15/2024
( i )
350 367
4.90%, 10/01/2026
( i )
2,810 3,049
5.88%, 06/15/2021
( i )
60 61
8.35%, 07/15/2046
( i )
70 93
NCR Corp
6.13%, 09/01/2029
( i )
100 105
Western Digital Corp
4.75%, 02/15/2026 100 102
$ 11,642
Consumer Products - 0.04%
Prestige Brands Inc
5.38%, 12/15/2021
( i )
415 416
Spectrum Brands Inc
5.75%, 07/15/2025 135 141
$ 557
Cosmetics & Personal Care - 0.01%
Avon International Operations Inc
7.88%, 08/15/2022
( i )
80 83
Credit Card Asset Backed Securities - 0.27%
First National Master Note Trust 2018-1
2.38%, 10/15/2024 4,000 3,996
1.00 x 1 Month USD LIBOR + 0.46%
Distribution & Wholesale - 0.07%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
( i )
135 135
5.75%, 12/15/2023
( i )
180 185
5.88%, 05/15/2026
( i )
370 388
Anixter Inc
5.13%, 10/01/2021 220 227
H&E Equipment Services Inc
5.63%, 09/01/2025 130 137
$ 1,072
Diversified Financial Services - 1.16%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.63%, 10/30/2020 265 272
Aircastle Ltd
5.13%, 03/15/2021 220 228

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
244
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Allied Universal Holdco LLC / Allied Universal
Finance Corp
9.75%, 07/15/2027
( i )
$ 115 $ 120
Ally Financial Inc
4.25%, 04/15/2021 305 312
8.00%, 11/01/2031 220 306
Avation Capital SA
6.50%, 05/15/2021
( i )
200 208
Blackstone Holdings Finance Co LLC
2.50%, 01/10/2030
( i )
615 605
3.50%, 09/10/2049
( i )
820 825
Brookfield Finance Inc
3.90%, 01/25/2028 745 787
4.00%, 04/01/2024 2,718 2,897
4.70%, 09/20/2047 400 449
4.85%, 03/29/2029 460 523
Credit Acceptance Corp
6.63%, 03/15/2026
( i )
535 568
7.38%, 03/15/2023 985 1,018
GE Capital International Funding Co Unlimited
Co
2.34%, 11/15/2020 200 200
4.42%, 11/15/2035 995 1,050
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
( i ),(l),(n)
400 409
ILFC E-Capital Trust II
4.02%, 12/21/2065
( i ),(l)
155 119
Navient Corp
6.13%, 03/25/2024 370 387
6.63%, 07/26/2021 395 417
6.75%, 06/15/2026 370 387
Nuveen Finance LLC
4.13%, 11/01/2024
( i )
2,985 3,241
Quicken Loans Inc
5.75%, 05/01/2025
( i )
120 124
Springleaf Finance Corp
5.63%, 03/15/2023 390 418
6.63%, 01/15/2028 350 388
6.88%, 03/15/2025 480 544
8.25%, 12/15/2020 145 154
$ 16,956
Electric - 3.40%
Abu Dhabi National Energy Co PJSC
4.38%, 06/22/2026
( i )
675 728
Alabama Power Co
3.45%, 10/01/2049 1,005 1,042
Calpine Corp
5.75%, 01/15/2025 95 97
CMS Energy Corp
3.00%, 05/15/2026 1,125 1,158
4.70%, 03/31/2043 310 356
Commonwealth Edison Co
3.80%, 10/01/2042 655 718
4.00%, 03/01/2049 1,205 1,399
Dominion Energy Inc
2.58%, 07/01/2020 10,740 10,772
3.90%, 10/01/2025 970 1,043
4.25%, 06/01/2028 975 1,093
DTE Electric Co
3.95%, 03/01/2049 380 439
DTE Energy Co
3.40%, 06/15/2029 1,765 1,848
6.38%, 04/15/2033 156 209
Duke Energy Florida LLC
3.80%, 07/15/2028 2,230 2,467
Electricite de France SA
5.63%, 12/31/2049
(h),( i ),(j)
1,720 1,804
USD Swap Semi-Annual 10 Year + 3.04%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Elwood Energy LLC
8.16%, 07/05/2026 $ 108 $ 118
Enel Chile SA
4.88%, 06/12/2028 460 507
Evergy Inc
2.90%, 09/15/2029 1,585 1,594
Exelon Corp
3.50%, 06/01/2022 1,115 1,147
Fortis Inc/Canada
3.06%, 10/04/2026 474 488
Georgia Power Co
4.30%, 03/15/2043 130 143
Indiantown Cogeneration LP
9.77%, 12/15/2020 189 195
Louisville Gas & Electric Co
4.25%, 04/01/2049 660 779
MidAmerican Energy Co
3.15%, 04/15/2050 80 82
4.25%, 07/15/2049 260 319
National Rural Utilities Cooperative Finance Corp
4.75%, 04/30/2043
(j)
405 416
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 2,700 2,874
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
( i )
565 580
Northern States Power Co/MN
2.90%, 03/01/2050 1,275 1,240
NRG Energy Inc
5.25%, 06/15/2029
( i )
470 504
6.63%, 01/15/2027 100 108
7.25%, 05/15/2026 375 411
NSTAR Electric Co
3.25%, 05/15/2029 940 1,004
PPL Electric Utilities Corp
4.75%, 07/15/2043 325 403
PPL WEM Ltd / Western Power Distribution Ltd
5.38%, 05/01/2021
( i )
3,675 3,799
Public Service Enterprise Group Inc
2.88%, 06/15/2024 590 606
Southern California Edison Co
4.20%, 03/01/2029 1,000 1,105
4.88%, 03/01/2049 1,525 1,814
Southern Co/The
5.50%, 03/15/2057
(j)
380 398
3 Month USD LIBOR + 3.63%
State Grid Overseas Investment 2016 Ltd
3.50%, 05/04/2027
(e)
850 895
Tucson Electric Power Co
4.85%, 12/01/2048 325 405
Virginia Electric & Power Co
3.80%, 04/01/2028 1,050 1,156
4.60%, 12/01/2048 670 825
Vistra Operations Co LLC
5.00%, 07/31/2027
( i )
240 248
5.63%, 02/15/2027
( i )
275 292
$ 49,628
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc
5.50%, 06/15/2025
( i )
170 176
Electronics - 0.06%
ADT Security Corp/The
6.25%, 10/15/2021 410 437
Ingram Micro Inc
5.45%, 12/15/2024 200 207
Sensata Technologies BV
5.00%, 10/01/2025
( i )
45 48

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
245
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Tyco Electronics Group SA
7.13%, 10/01/2037 $ 105 $ 151
$ 843
Energy - Alternate Sources - 0.01%
TerraForm Power Operating LLC
5.00%, 01/31/2028
( i )
85 90
Engineering & Construction - 0.03%
MasTec Inc
4.88%, 03/15/2023 410 416
Entertainment - 0.17%
AMC Entertainment Holdings Inc
5.75%, 06/15/2025 50 47
Boyne USA Inc
7.25%, 05/01/2025
( i )
715 781
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
( i )
380 389
CCM Merger Inc
6.00%, 03/15/2022
( i )
410 420
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027 40 43
Cinemark USA Inc
4.88%, 06/01/2023 50 51
Eldorado Resorts Inc
6.00%, 09/15/2026 230 252
Enterprise Development Authority/The
12.00%, 07/15/2024
( i )
225 246
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
( i )
100 94
Scientific Games International Inc
8.25%, 03/15/2026
( i )
100 106
Six Flags Entertainment Corp
4.88%, 07/31/2024
( i )
90 93
$ 2,522
Environmental Control - 0.62%
Covanta Holding Corp
6.00%, 01/01/2027 125 131
GFL Environmental Inc
7.00%, 06/01/2026
( i )
125 133
Republic Services Inc
2.50%, 08/15/2024 1,440 1,464
Stericycle Inc
5.38%, 07/15/2024
( i )
235 244
Waste Connections Inc
4.25%, 12/01/2028 3,360 3,826
Waste Management Inc
3.20%, 06/15/2026 3,010 3,193
$ 8,991
Food - 0.71%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
5.88%, 02/15/2028
( i )
155 166
6.63%, 06/15/2024 390 409
7.50%, 03/15/2026
( i )
280 311
Cencosud SA
4.38%, 07/17/2027
( i )
345 350
Ingles Markets Inc
5.75%, 06/15/2023 405 413
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
( i )
450 467
Kraft Heinz Foods Co
2.80%, 07/02/2020 36 36
4.63%, 10/01/2039
(e),( i )
630 644
5.00%, 07/15/2035 110 120
Lamb Weston Holdings Inc
4.88%, 11/01/2026
( i )
80 84
McCormick & Co Inc/MD
3.15%, 08/15/2024 2,830 2,958
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Nestle Holdings Inc
3.50%, 09/24/2025
( i )
$ 1,775 $ 1,911
Post Holdings Inc
5.00%, 08/15/2026
( i )
490 510
TreeHouse Foods Inc
4.88%, 03/15/2022 340 341
Want Want China Finance Ltd
2.88%, 04/27/2022 1,700 1,708
$ 10,428
Forest Products & Paper - 0.05%
Domtar Corp
6.25%, 09/01/2042 165 179
International Paper Co
4.35%, 08/15/2048 580 602
$ 781
Gas - 0.19%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 95 102
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 1,615 1,736
Southern Co Gas Capital Corp
4.40%, 05/30/2047 845 947
$ 2,785
Healthcare - Products - 1.06%
Abbott Laboratories
2.90%, 11/30/2021 1,000 1,020
3.75%, 11/30/2026 1,090 1,194
4.75%, 11/30/2036 215 264
4.90%, 11/30/2046 1,460 1,866
Avantor Inc
9.00%, 10/01/2025
( i )
40 45
Becton Dickinson and Co
3.14%, 06/06/2022 2,235 2,252
3 Month USD LIBOR + 1.03%
3.36%, 06/06/2024 2,065 2,163
3.70%, 06/06/2027 1,004 1,080
4.69%, 12/15/2044 1,333 1,569
Boston Scientific Corp
4.00%, 03/01/2029 1,610 1,793
4.70%, 03/01/2049 895 1,088
Medtronic Inc
3.50%, 03/15/2025 107 115
4.38%, 03/15/2035 709 846
4.63%, 03/15/2045 152 195
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
6.63%, 05/15/2022
( i )
60 58
$ 15,548
Healthcare - Services - 0.38%
Acadia Healthcare Co Inc
5.63%, 02/15/2023 115 117
Centene Corp
4.75%, 05/15/2022 330 337
5.38%, 06/01/2026
( i )
505 534
DaVita Inc
5.13%, 07/15/2024 165 168
HCA Healthcare Inc
6.25%, 02/15/2021 395 414
HCA Inc
4.50%, 02/15/2027 160 173
5.50%, 06/15/2047 115 131
5.88%, 02/01/2029 830 941
Magellan Health Inc
4.90%, 09/22/2024 190 189
Tenet Healthcare Corp
4.63%, 09/01/2024
( i )
335 344
5.13%, 11/01/2027
( i )
715 744
8.13%, 04/01/2022 70 76

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
246
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
3.50%, 08/15/2039 $ 795 $ 831
WellCare Health Plans Inc
5.25%, 04/01/2025 500 523
$ 5,522
Home Builders - 0.24%
Forestar Group Inc
8.00%, 04/15/2024
( i )
745 801
Installed Building Products Inc
5.75%, 02/01/2028
( i )
370 389
KB Home
7.00%, 12/15/2021 220 237
7.63%, 05/15/2023 230 261
Lennar Corp
4.50%, 04/30/2024 45 47
4.88%, 12/15/2023 390 417
8.38%, 01/15/2021 65 69
LGI Homes Inc
6.88%, 07/15/2026
( i )
365 378
PulteGroup Inc
5.50%, 03/01/2026 90 101
Taylor Morrison Communities Inc
5.75%, 01/15/2028
( i )
100 111
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
( i )
140 151
Toll Brothers Finance Corp
4.88%, 03/15/2027 60 65
TRI Pointe Group Inc
4.88%, 07/01/2021 315 324
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 65 70
Williams Scotsman International Inc
7.88%, 12/15/2022
( i )
85 89
$ 3,510
Home Equity Asset Backed Securities - 0.05%
First NLC Trust 2005-1
1.01%, 05/25/2035 228 216
1.00 x 1 Month USD LIBOR + 0.50%
JP Morgan Mortgage Acquisition Trust
2006-CW2
1.97%, 08/25/2036 63 63
1.00 x 1 Month USD LIBOR + 0.15%
Saxon Asset Securities Trust 2004-1
3.08%, 03/25/2035 272 163
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
2.59%, 02/25/2035 303 301
1.00 x 1 Month USD LIBOR + 0.77%
$ 743
Insurance - 1.94%
Acrisure LLC / Acrisure Finance Inc
10.13%, 08/01/2026
( i )
100 103
AIA Group Ltd
3.20%, 03/11/2025
( i )
955 985
American International Group Inc
3.30%, 03/01/2021 890 904
3.90%, 04/01/2026 2,515 2,706
4.50%, 07/16/2044 2,483 2,781
Arch Capital Finance LLC
5.03%, 12/15/2046 805 1,015
Markel Corp
3.35%, 09/17/2029 1,170 1,195
4.30%, 11/01/2047 1,265 1,338
PartnerRe Finance B LLC
3.70%, 07/02/2029 1,410 1,479
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
( i ),(j)
$ 1,400 $ 1,544
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(j)
950 1,005
3 Month USD LIBOR + 3.58%
XLIT Ltd
4.45%, 03/31/2025 7,990 8,720
5.50%, 03/31/2045 3,520 4,516
$ 28,291
Internet - 0.19%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 475 493
3.60%, 11/28/2024 250 263
Baidu Inc
4.38%, 05/14/2024 375 399
Match Group Inc
5.00%, 12/15/2027
( i )
60 63
Netflix Inc
5.38%, 02/01/2021 405 419
5.88%, 11/15/2028 135 149
Symantec Corp
3.95%, 06/15/2022 405 416
5.00%, 04/15/2025
( i )
55 56
Tencent Holdings Ltd
3.80%, 02/11/2025
( i )
450 475
Zayo Group LLC / Zayo Capital Inc
5.75%, 01/15/2027
( i )
65 66
$ 2,799
Investment Companies - 0.09%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
6.25%, 02/01/2022 405 415
6.25%, 05/15/2026 700 742
6.38%, 12/15/2025 150 157
$ 1,314
Iron & Steel - 0.19%
AK Steel Corp
6.38%, 10/15/2025
(e)
135 111
7.50%, 07/15/2023 80 80
7.63%, 10/01/2021 475 465
Allegheny Technologies Inc
7.88%, 08/15/2023 65 71
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
( i )
85 85
Big River Steel LLC / BRS Finance Corp
7.25%, 09/01/2025
( i )
95 97
Evraz PLC
5.25%, 04/02/2024
( i )
650 693
United States Steel Corp
6.25%, 03/15/2026 75 63
Vale Overseas Ltd
6.88%, 11/21/2036 834 1,061
$ 2,726
Leisure Products & Services - 0.01%
NCL Corp Ltd
4.75%, 12/15/2021
( i )
213 216
Lodging - 0.17%
Boyd Gaming Corp
6.38%, 04/01/2026 60 64
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp
6.75%, 11/15/2021
( i )
400 408
MGM China Holdings Ltd
5.88%, 05/15/2026
( i )
345 365

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
247
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
MGM Resorts International
6.00%, 03/15/2023 $ 380 $ 419
6.63%, 12/15/2021 150 163
Sands China Ltd
5.40%, 08/08/2028 375 424
Wyndham Destinations Inc
5.75%, 04/01/2027 100 109
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
( i )
365 380
5.50%, 03/01/2025
( i )
90 96
$ 2,428
Machinery - Diversified - 0.05%
Cloud Crane LLC
10.13%, 08/01/2024
( i )
735 776
Media - 1.92%
Altice Financing SA
6.63%, 02/15/2023
( i )
615 632
7.50%, 05/15/2026
( i )
250 266
Altice Finco SA
8.13%, 01/15/2024
( i )
245 253
Altice Luxembourg SA
10.50%, 05/15/2027
( i )
265 300
AMC Networks Inc
4.75%, 12/15/2022 310 312
5.00%, 04/01/2024 95 97
Cable Onda SA
4.50%, 01/30/2030
( i ),(k)
200 203
Cablevision Systems Corp
5.88%, 09/15/2022 130 140
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 02/15/2023 410 419
5.13%, 05/01/2023
( i )
780 798
5.13%, 05/01/2027
( i )
220 232
5.38%, 06/01/2029
( i )
385 411
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.58%, 07/23/2020 1,195 1,205
4.80%, 03/01/2050 460 471
6.48%, 10/23/2045 950 1,168
Comcast Corp
3.38%, 02/15/2025 1,725 1,831
4.60%, 10/15/2038 2,565 3,048
4.60%, 08/15/2045 1,630 1,953
4.70%, 10/15/2048 1,200 1,478
CSC Holdings LLC
5.75%, 01/15/2030
( i )
435 457
6.63%, 10/15/2025
( i )
235 250
6.75%, 11/15/2021 140 151
7.75%, 07/15/2025
( i )
325 348
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
( i )
205 214
6.63%, 08/15/2027
(e),( i )
210 216
DISH DBS Corp
5.13%, 05/01/2020 405 409
7.75%, 07/01/2026 655 661
Meredith Corp
6.88%, 02/01/2026 1,800 1,855
Nexstar Broadcasting Inc
5.63%, 08/01/2024
( i )
55 57
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
( i )
15 15
Sirius XM Radio Inc
4.63%, 07/15/2024
( i )
400 418
TEGNA Inc
6.38%, 10/15/2023 140 144
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Cable LLC
5.88%, 11/15/2040 $ 1,280 $ 1,463
Univision Communications Inc
5.13%, 02/15/2025
( i )
100 98
UPC Holding BV
5.50%, 01/15/2028
( i )
505 515
Viacom Inc
4.25%, 09/01/2023 1,310 1,393
4.38%, 03/15/2043 3,055 3,151
Virgin Media Finance PLC
5.75%, 01/15/2025
( i )
368 379
Ziggo Bond Co BV
6.00%, 01/15/2027
( i )
305 319
Ziggo BV
5.50%, 01/15/2027
( i )
220 232
$ 27,962
Metal Fabrication & Hardware - 0.05%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
( i )
250 256
Grinding Media Inc / Moly-Cop AltaSteel Ltd
7.38%, 12/15/2023
( i )
220 212
Park-Ohio Industries Inc
6.63%, 04/15/2027 270 259
$ 727
Mining - 0.44%
BHP Billiton Finance USA Ltd
6.75%, 10/19/2075
( i ),(j)
385 451
USD Swap Semi-Annual 5 Year + 5.09%
First Quantum Minerals Ltd
7.00%, 02/15/2021
( i )
82 82
7.50%, 04/01/2025
( i )
390 391
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
( i )
265 273
5.13%, 05/15/2024
( i )
80 84
Freeport-McMoRan Inc
3.88%, 03/15/2023 280 284
5.25%, 09/01/2029 100 102
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
( i )
500 565
Hudbay Minerals Inc
7.25%, 01/15/2023
( i )
270 279
7.63%, 01/15/2025
( i )
270 275
IAMGOLD Corp
7.00%, 04/15/2025
( i )
350 361
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028
( i )
300 363
Novelis Corp
5.88%, 09/30/2026
( i )
90 95
Taseko Mines Ltd
8.75%, 06/15/2022
( i )
270 238
Teck Resources Ltd
5.40%, 02/01/2043 345 351
6.13%, 10/01/2035 1,930 2,178
$ 6,372
Miscellaneous Manufacturers - 0.28%
General Electric Co
5.30%, 02/11/2021 644 667
5.55%, 01/05/2026 1,535 1,745
6.88%, 01/10/2039 400 530
LSB Industries Inc
9.63%, 05/01/2023
( i )
50 53
Parker-Hannifin Corp
2.70%, 06/14/2024 1,020 1,039
$ 4,034

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
248
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 5.03%
Fannie Mae Connecticut Avenue Securities
2.42%, 07/25/2030 $ 7,498 $ 7,499
1.00 x 1 Month USD LIBOR + 0.60%
2.47%, 08/25/2030 823 823
1.00 x 1 Month USD LIBOR + 0.65%
3.27%, 01/25/2029 623 623
1.00 x 1 Month USD LIBOR + 1.45%
Fannie Mae REMIC Trust 2005-W2
2.02%, 05/25/2035 163 163
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 91 92
3.00%, 04/25/2027
(m)
2,401 175
3.50%, 09/25/2027
(m)
3,854 324
3.50%, 11/25/2027
(m)
1,018 86
3.50%, 05/25/2028
(m)
1,334 100
3.50%, 03/25/2031
(m)
2,378 128
4.00%, 04/25/2043
(m)
564 67
4.18%, 05/25/2046
(m)
9,165 1,955
(1.00) x 1 Month USD LIBOR + 6.00%
4.18%, 11/25/2046
(m)
7,653 1,701
(1.00) x 1 Month USD LIBOR + 6.00%
4.23%, 03/25/2047
(m)
4,738 921
(1.00) x 1 Month USD LIBOR + 6.05%
4.28%, 02/25/2043
(m)
3,716 677
(1.00) x 1 Month USD LIBOR + 6.10%
4.28%, 09/25/2046
(m)
4,702 886
(1.00) x 1 Month USD LIBOR + 6.10%
4.38%, 10/25/2048
(m)
7,434 1,433
(1.00) x 1 Month USD LIBOR + 6.20%
4.68%, 12/25/2021
(m)
96 3
(1.00) x 1 Month USD LIBOR + 6.50%
4.68%, 03/25/2022
(m)
119 5
(1.00) x 1 Month USD LIBOR + 6.50%
21.77%, 08/25/2035
(m)
3 —
(10.00) x 1 Month USD LIBOR + 40.00%
Freddie Mac REMICS
2.00%, 02/15/2036 445 443
2.37%, 05/15/2049 11,552 11,551
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 09/15/2025
(m)
814 12
3.00%, 05/15/2027
(m)
2,641 164
3.00%, 10/15/2027
(m)
605 48
3.00%, 02/15/2029
(m)
3,879 267
3.50%, 02/15/2028
(m)
2,355 194
3.50%, 01/15/2040
(m)
3,063 186
3.50%, 03/15/2041
(m)
4,099 381
4.00%, 04/15/2025
(m)
1,125 24
4.13%, 02/15/2046
(m)
7,870 1,513
(1.00) x 1 Month USD LIBOR + 6.05%
4.73%, 05/15/2026
(m)
1,710 151
(1.00) x 1 Month USD LIBOR + 6.65%
4.83%, 09/15/2034
(m)
228 9
(1.00) x 1 Month USD LIBOR + 6.75%
Freddie Mac Structured Agency Credit Risk Debt
Notes
2.37%, 04/25/2030 153 153
1.00 x 1 Month USD LIBOR + 0.55%
4.67%, 04/25/2028 1,284 1,298
1.00 x 1 Month USD LIBOR + 2.85%
Ginnie Mae
1.75%, 10/16/2037 99 98
3.50%, 02/20/2040
(m)
2,583 181
3.50%, 01/20/2043
(m)
4,244 801
4.00%, 03/16/2039
(m)
2,118 191
4.00%, 09/20/2040
(m)
2,367 297
4.20%, 11/20/2040
(m)
2,798 565
(1.00) x 1 Month USD LIBOR + 6.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
4.20%, 08/20/2042
(m)
$ 6,588 $ 1,305
(1.00) x 1 Month USD LIBOR + 6.05%
4.20%, 05/20/2046
(m)
5,298 1,082
(1.00) x 1 Month USD LIBOR + 6.05%
4.21%, 07/16/2042
(m)
6,280 1,262
(1.00) x 1 Month USD LIBOR + 6.10%
4.24%, 05/16/2047
(m)
5,373 1,109
(1.00) x 1 Month USD LIBOR + 6.15%
4.25%, 02/20/2046
(m)
6,842 1,393
(1.00) x 1 Month USD LIBOR + 6.10%
4.30%, 08/20/2044
(m)
2,517 525
(1.00) x 1 Month USD LIBOR + 6.15%
4.30%, 03/20/2047
(m)
7,650 1,441
(1.00) x 1 Month USD LIBOR + 6.15%
4.30%, 04/20/2047
(m)
6,732 1,401
(1.00) x 1 Month USD LIBOR + 6.15%
4.35%, 08/20/2042
(m)
2,894 488
(1.00) x 1 Month USD LIBOR + 6.20%
4.35%, 11/20/2045
(m)
5,043 976
(1.00) x 1 Month USD LIBOR + 6.20%
4.35%, 07/20/2047
(m)
5,882 1,160
(1.00) x 1 Month USD LIBOR + 6.20%
4.35%, 08/20/2047
(m)
3,850 830
(1.00) x 1 Month USD LIBOR + 6.20%
4.35%, 08/20/2047
(m)
6,259 1,770
(1.00) x 1 Month USD LIBOR + 6.20%
4.35%, 08/20/2047
(m)
3,167 732
(1.00) x 1 Month USD LIBOR + 6.20%
4.35%, 09/20/2047
(m)
8,030 1,471
(1.00) x 1 Month USD LIBOR + 6.20%
4.40%, 10/20/2047
(m)
5,874 1,289
(1.00) x 1 Month USD LIBOR + 6.25%
4.50%, 05/16/2043
(m)
1,941 386
4.50%, 04/16/2044
(m)
540 74
4.75%, 07/20/2042
(m)
7,123 1,632
(1.00) x 1 Month USD LIBOR + 6.60%
4.76%, 04/16/2042
(m)
3,170 772
(1.00) x 1 Month USD LIBOR + 6.65%
4.80%, 12/20/2040
(m)
4,278 967
(1.00) x 1 Month USD LIBOR + 6.65%
4.90%, 11/20/2045
(m)
6,275 1,377
(1.00) x 1 Month USD LIBOR + 6.75%
5.06%, 04/20/2041
(m)
1,450 291
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.80%, 06/25/2046
( i ),(l)
5,749 5,770
JP Morgan Mortgage Trust 2016-3
3.50%, 10/25/2046
( i ),(l)
4,732 4,815
Merrill Lynch Mortgage Investors Trust Series
2005-A8
2.17%, 08/25/2036 67 67
1.00 x 1 Month USD LIBOR + 0.35%
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
( i ),(l)
2,774 2,828
Wells Fargo Mortgage Backed Securities 2005-
AR16 Trust
5.15%, 03/25/2035
(l)
55 56
$ 73,457
Office & Business Equipment - 0.04%
Xerox Corp
3.63%, 03/15/2023 640 654
Oil & Gas - 2.16%
Alta Mesa Holdings LP / Alta Mesa Finance
Services Corp
7.88%, 12/15/2024 200 23
Antero Resources Corp
5.13%, 12/01/2022 80 60

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
249
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
( i )
$ 160 $ 122
10.00%, 04/01/2022
( i )
726 687
BP Capital Markets America Inc
3.41%, 02/11/2026 1,525 1,619
4.23%, 11/06/2028 735 832
Brazos Valley Longhorn LLC / Brazos Valley
Longhorn Finance Corp
6.88%, 02/01/2025 345 271
Callon Petroleum Co
6.38%, 07/01/2026 100 93
Canadian Natural Resources Ltd
4.95%, 06/01/2047 250 293
Carrizo Oil & Gas Inc
6.25%, 04/15/2023
(e)
50 46
Centennial Resource Production LLC
6.88%, 04/01/2027
( i )
200 196
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(f),(g)
1,385 —
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023 1,850 1,877
CNX Resources Corp
5.88%, 04/15/2022 200 195
Comstock Resources Inc
9.75%, 08/15/2026 85 67
Continental Resources Inc/OK
3.80%, 06/01/2024 1,693 1,731
4.38%, 01/15/2028 865 891
4.90%, 06/01/2044 435 429
5.00%, 09/15/2022 102 103
Denbury Resources Inc
7.75%, 02/15/2024
( i )
245 180
9.00%, 05/15/2021
( i )
40 35
Diamond Offshore Drilling Inc
4.88%, 11/01/2043 100 51
Ecopetrol SA
7.38%, 09/18/2043 270 358
EP Energy LLC / Everest Acquisition Finance Inc
0.00%, 05/01/2024
(d),( i )
100 2
0.00%, 05/15/2026
(d),( i )
890 619
Exxon Mobil Corp
2.44%, 08/16/2029 1,355 1,365
3.00%, 08/16/2039 660 669
Gulfport Energy Corp
6.38%, 05/15/2025 700 423
Marathon Oil Corp
4.40%, 07/15/2027 855 919
6.60%, 10/01/2037 1,230 1,511
MEG Energy Corp
7.00%, 03/31/2024
( i )
75 70
Murphy Oil Corp
4.20%, 12/01/2022 105 107
Nabors Industries Inc
5.75%, 02/01/2025 475 354
Noble Holding International Ltd
7.88%, 02/01/2026
( i )
200 132
Oasis Petroleum Inc
6.25%, 05/01/2026
(e),( i )
345 235
6.88%, 01/15/2023
(e)
230 199
Occidental Petroleum Corp
2.90%, 08/15/2024 1,175 1,186
3.20%, 08/15/2026 535 542
3.50%, 08/15/2029 1,120 1,135
Pacific Drilling SA
8.38%, 10/01/2023
( i )
55 44
Parsley Energy LLC / Parsley Finance Corp
5.38%, 01/15/2025
( i )
80 82
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petrobras Global Finance BV
5.09%, 01/15/2030
( i )
$ 1,925 $ 2,040
Petroleos Mexicanos
6.50%, 03/13/2027 1,700 1,802
6.84%, 01/23/2030
( i )
500 534
QEP Resources Inc
5.63%, 03/01/2026 90 81
Range Resources Corp
5.00%, 03/15/2023
(e)
95 82
Rowan Cos Inc
4.88%, 06/01/2022 50 33
Sanchez Energy Corp
0.00%, 01/15/2023
(d)
100 5
0.00%, 02/15/2023
(d),( i )
130 88
Saudi Arabian Oil Co
4.25%, 04/16/2039
( i )
575 616
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
( i )
2,400 2,401
SM Energy Co
6.63%, 01/15/2027 145 122
Southwestern Energy Co
7.75%, 10/01/2027
(e)
445 383
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 745 765
5.50%, 02/15/2026 145 150
5.88%, 03/15/2028 50 53
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
( i )
675 707
Total Capital International SA
2.83%, 01/10/2030 755 782
3.46%, 07/12/2049 810 858
Transocean Inc
9.00%, 07/15/2023
( i )
155 158
Ultra Resources Inc
6.88%, 04/15/2022
( i )
135 14
Whiting Petroleum Corp
6.63%, 01/15/2026 200 124
$ 31,551
Oil & Gas Services - 0.01%
Nine Energy Service Inc
8.75%, 11/01/2023
( i )
80 60
SESI LLC
7.13%, 12/15/2021 70 53
$ 113
Other Asset Backed Securities - 0.04%
Chase Funding Trust Series 2003-5
2.42%, 07/25/2033 612 602
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
2.28%, 12/25/2033 22 22
1.00 x 1 Month USD LIBOR + 0.46%
$ 624
Packaging & Containers - 0.26%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
( i )
390 394
4.25%, 09/15/2022
( i )
275 279
6.00%, 02/15/2025
( i )
200 210
Ball Corp
5.25%, 07/01/2025 100 111
Berry Global Inc
5.13%, 07/15/2023 120 123
Crown Americas LLC / Crown Americas Capital
Corp IV
4.50%, 01/15/2023 75 78
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 670 804

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
250
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Flex Acquisition Co Inc
6.88%, 01/15/2025
( i )
$ 260 $ 244
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
( i )
90 93
7.25%, 04/15/2025
( i )
565 540
Owens-Brockway Glass Container Inc
5.88%, 08/15/2023
( i )
45 48
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
( i )
90 92
5.50%, 07/15/2021
( i )
150 150
3 Month USD LIBOR + 3.50%
5.75%, 10/15/2020 170 170
Sealed Air Corp
4.88%, 12/01/2022
( i )
390 413
$ 3,749
Pharmaceuticals - 1.59%
AbbVie Inc
3.38%, 11/14/2021 25 26
4.88%, 11/14/2048 15 17
Bausch Health Americas Inc
8.50%, 01/31/2027
( i )
465 522
Bausch Health Cos Inc
5.88%, 05/15/2023
( i )
19 19
6.50%, 03/15/2022
( i )
510 525
Bayer US Finance II LLC
3.88%, 12/15/2023
( i )
2,070 2,168
Bristol-Myers Squibb Co
2.60%, 05/16/2022
( i )
1,935 1,974
2.90%, 07/26/2024
( i )
1,875 1,943
4.13%, 06/15/2039
( i )
2,540 2,894
4.25%, 10/26/2049
( i )
970 1,134
Cigna Corp
3.40%, 09/17/2021 255 261
3.75%, 07/15/2023 240 251
4.13%, 11/15/2025 225 244
4.90%, 12/15/2048 475 552
CVS Health Corp
2.75%, 12/01/2022 170 173
3.00%, 08/15/2026 860 874
3.70%, 03/09/2023 2,700 2,815
4.88%, 07/20/2035 1,355 1,540
Elanco Animal Health Inc
4.90%, 08/28/2028 250 272
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
5.75%, 08/01/2022
( i )
95 38
Zoetis Inc
3.90%, 08/20/2028 3,455 3,807
4.45%, 08/20/2048 1,030 1,234
$ 23,283
Pipelines - 2.22%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
( i )
550 591
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.13%, 11/15/2022
( i )
300 295
Buckeye Partners LP
3.95%, 12/01/2026 245 226
Cheniere Energy Partners LP
5.25%, 10/01/2025 400 414
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
( i )
225 226
DCP Midstream Operating LP
5.35%, 03/15/2020
( i )
5,400 5,440
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc
6.00%, 01/15/2077
(j)
$ 245 $ 258
3 Month USD LIBOR + 3.89%
Energy Transfer Operating LP
5.15%, 03/15/2045 910 949
5.25%, 04/15/2029 755 849
6.25%, 04/15/2049 985 1,176
Enterprise Products Operating LLC
3.13%, 07/31/2029 2,345 2,408
4.20%, 01/31/2050 1,230 1,301
5.38%, 02/15/2078
(j)
1,210 1,189
3 Month USD LIBOR + 2.57%
Genesis Energy LP / Genesis Energy Finance
Corp
6.75%, 08/01/2022 115 116
Hess Infrastructure Partners LP / Hess
Infrastructure Partners Finance Corp
5.63%, 02/15/2026
( i )
1,450 1,517
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 520 540
Kinder Morgan Inc/DE
5.63%, 11/15/2023
( i )
1,905 2,117
MPLX LP
4.00%, 03/15/2028 810 842
4.25%, 12/01/2027
( i )
95 100
4.88%, 12/01/2024 400 436
5.50%, 02/15/2049 840 944
NGL Energy Partners LP / NGL Energy Finance
Corp
7.50%, 04/15/2026
( i )
275 263
NuStar Logistics LP
5.63%, 04/28/2027 110 114
6.00%, 06/01/2026 230 246
6.75%, 02/01/2021 400 414
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 2,075 2,279
5.75%, 05/15/2024 3,335 3,722
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027
( i )
466 499
Western Midstream Operating LP
5.50%, 08/15/2048 925 802
Williams Cos Inc/The
5.75%, 06/24/2044 1,915 2,210
$ 32,483
Real Estate - 0.01%
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
( i )
75 78
REITs - 1.04%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025 2,645 2,790
4.70%, 07/01/2030 1,900 2,214
Camden Property Trust
3.15%, 07/01/2029 1,745 1,836
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 2,320 2,443
ESH Hospitality Inc
5.25%, 05/01/2025
( i )
55 57
Essex Portfolio LP
3.00%, 01/15/2030 1,610 1,636
4.00%, 03/01/2029 880 966
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 1,475 1,476
Iron Mountain Inc
4.38%, 06/01/2021
( i )
85 86
5.25%, 03/15/2028
( i )
100 105

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
251
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
5.63%, 05/01/2024 $ 50 $ 55
Mid-America Apartments LP
3.95%, 03/15/2029 765 845
MPT Operating Partnership LP / MPT Finance
Corp
6.38%, 03/01/2024 160 167
SBA Communications Corp
4.88%, 09/01/2024 125 130
Trust F/1401
5.25%, 01/30/2026 400 426
$ 15,232
Retail - 0.14%
Claire's Stores Escrow - GCB
0.00%, 03/15/2019
(d),(f),(g)
400 —
Ferrellgas LP / Ferrellgas Finance Corp
6.50%, 05/01/2021
(e)
100 84
Golden Nugget Inc
6.75%, 10/15/2024
( i )
195 201
Home Depot Inc/The
5.88%, 12/16/2036 500 695
IRB Holding Corp
6.75%, 02/15/2026
( i )
170 173
JC Penney Corp Inc
5.88%, 07/01/2023
( i )
40 35
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
5.25%, 06/01/2026
( i )
105 111
L Brands Inc
5.25%, 02/01/2028 60 56
6.69%, 01/15/2027 126 124
Staples Inc
10.75%, 04/15/2027
( i )
300 312
Walmart Inc
2.85%, 07/08/2024 95 99
4.05%, 06/29/2048 115 137
$ 2,027
Semiconductors - 0.25%
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
( i )
1,425 1,519
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
( i )
475 508
Xilinx Inc
2.95%, 06/01/2024 1,630 1,684
$ 3,711
Software - 0.45%
CDK Global Inc
4.88%, 06/01/2027 40 42
Dun & Bradstreet Corp/The
10.25%, 02/15/2027
( i )
110 121
Epicor Software Corp
9.35%, 06/30/2023
( i )
110 109
3 Month USD LIBOR + 7.25%
Genesys Telecommunications Laboratories
Inc/ Greeneden Lux 3 Sarl
10.00%, 11/30/2024
( i )
45 49
Infor US Inc
6.50%, 05/15/2022 75 76
Microsoft Corp
3.70%, 08/08/2046 1,125 1,280
4.45%, 11/03/2045 1,060 1,346
4.50%, 02/06/2057 390 507
MSCI Inc
5.75%, 08/15/2025
( i )
65 68
Open Text Corp
5.88%, 06/01/2026
( i )
435 464
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp
2.50%, 10/15/2022 $ 30 $ 31
2.95%, 11/15/2024 2,145 2,234
4.00%, 11/15/2047 110 123
Rackspace Hosting Inc
8.63%, 11/15/2024
(e),( i )
100 91
Solera LLC / Solera Finance Inc
10.50%, 03/01/2024
( i )
65 68
$ 6,609
Sovereign - 1.36%
Abu Dhabi Government International Bond
2.13%, 09/30/2024
( i )
1,700 1,691
Argentine Republic Government International
Bond
5.63%, 01/26/2022 1,345 565
Bahrain Government International Bond
5.63%, 09/30/2031
( i )
400 420
CoBank ACB
6.25%, 12/31/2049
(h),(j)
670 719
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.88%, 04/25/2027 725 770
Croatia Government International Bond
6.63%, 07/14/2020 150 154
Dominican Republic International Bond
6.40%, 06/05/2049
( i )
375 406
Ecuador Government International Bond
7.88%, 01/23/2028 300 269
Egypt Government International Bond
5.58%, 02/21/2023
( i )
825 846
Honduras Government International Bond
7.50%, 03/15/2024 350 385
Hungary Government International Bond
5.38%, 02/21/2023 376 412
Indonesia Government International Bond
5.38%, 10/17/2023
( i )
2,850 3,143
Jamaica Government International Bond
7.88%, 07/28/2045 200 264
Kenya Government International Bond
8.00%, 05/22/2032
( i )
510 543
Mexico Government International Bond
4.15%, 03/28/2027 965 1,034
4.75%, 03/08/2044 30 33
Morocco Government International Bond
4.25%, 12/11/2022 390 408
Qatar Government International Bond
3.25%, 06/02/2026 2,100 2,202
Republic of Poland Government International
Bond
3.25%, 04/06/2026 400 426
Romanian Government International Bond
4.88%, 01/22/2024 250 275
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
( i )
1,400 1,610
Saudi Government International Bond
4.00%, 04/17/2025
( i )
1,275 1,369
Turkey Government International Bond
6.35%, 08/10/2024 1,200 1,236
Ukraine Government International Bond
9.75%, 11/01/2028
( i )
575 684
$ 19,864
Student Loan Asset Backed Securities - 0.08%
Navient Private Education Loan Trust 2017-A
2.32%, 12/16/2058
( i )
746 745
1.00 x 1 Month USD LIBOR + 0.40%

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
252
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Student Loan Trust 2017-3
2.12%, 07/26/2066
( i )
$ 494 $ 494
1.00 x 1 Month USD LIBOR + 0.30%
$ 1,239
Telecommunications - 2.07%
AT&T Inc
3.60%, 07/15/2025 335 353
4.05%, 12/15/2023 1,170 1,249
5.35%, 09/01/2040 2,905 3,441
5.38%, 10/15/2041 1,065 1,250
5.45%, 03/01/2047 1,290 1,559
Axtel SAB de CV
6.38%, 11/14/2024
(e)
450 470
Cincinnati Bell Inc
7.00%, 07/15/2024
( i )
75 68
Cisco Systems Inc
5.50%, 01/15/2040 20 28
CommScope Inc
8.25%, 03/01/2027
( i )
250 237
CommScope Technologies LLC
6.00%, 06/15/2025
( i )
90 80
Embarq Corp
8.00%, 06/01/2036 360 356
Frontier Communications Corp
11.00%, 09/15/2025 200 94
GTT Communications Inc
7.88%, 12/31/2024
( i )
245 143
HC2 Holdings Inc
11.50%, 12/01/2021
( i )
100 91
Hughes Satellite Systems Corp
6.63%, 08/01/2026 95 103
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 950 888
8.00%, 02/15/2024
( i )
265 272
8.50%, 10/15/2024
( i )
115 116
Level 3 Financing Inc
5.13%, 05/01/2023 305 309
5.38%, 05/01/2025 90 93
Millicom International Cellular SA
6.25%, 03/25/2029
( i )
250 273
Nokia Oyj
6.63%, 05/15/2039 70 80
Rogers Communications Inc
3.70%, 11/15/2049
(k)
855 873
4.35%, 05/01/2049 450 507
Sprint Capital Corp
8.75%, 03/15/2032 370 451
Sprint Communications Inc
6.00%, 11/15/2022 200 211
Sprint Corp
7.13%, 06/15/2024 425 461
7.63%, 03/01/2026 290 321
7.88%, 09/15/2023 320 353
Telecom Italia Capital SA
6.38%, 11/15/2033 225 248
7.72%, 06/04/2038 80 98
Telecom Italia SpA /Milano
5.30%, 05/30/2024
( i )
235 251
TELUS Corp
4.30%, 06/15/2049 1,380 1,566
T-Mobile USA Inc
0.00%, 04/15/2022
(d),(f),(g)
205 —
0.00%, 03/01/2023
(d),(f),(g)
10 —
0.00%, 01/15/2024
(d),(f),(g)
190 —
0.00%, 04/15/2024
(d),(f),(g)
345 —
0.00%, 04/15/2025
(d),(f),(g)
980 —
0.00%, 01/15/2026
(d),(f),(g)
1,330 —
0.00%, 02/01/2026
(d),(f),(g)
395 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc   (continued)
0.00%, 04/15/2027
(d),(f),(g)
$ 50 $ —
4.00%, 04/15/2022 1,265 1,306
4.50%, 02/01/2026 270 278
5.13%, 04/15/2025 225 234
6.50%, 01/15/2026 590 631
VEON Holdings BV
3.95%, 06/16/2021
( i )
575 583
Verizon Communications Inc
3.88%, 02/08/2029 2,940 3,251
4.81%, 03/15/2039 1,390 1,690
5.01%, 08/21/2054 1,095 1,418
5.25%, 03/16/2037 2,030 2,557
Vodafone Group PLC
4.13%, 05/30/2025 165 179
4.88%, 06/19/2049 875 984
West Corp
8.50%, 10/15/2025
(e),( i )
200 151
$ 30,155
Textiles - 0.01%
Delta Merlin Dunia Tekstil PT
0.00%, 03/12/2024
(d),( i )
1,000 100
Toys, Games & Hobbies - 0.01%
Mattel Inc
6.75%, 12/31/2025
( i )
100 104
Transportation - 0.16%
Burlington Northern Santa Fe LLC
4.38%, 09/01/2042 90 104
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d)
1,749 594
Kazakhstan Temir Zholy National Co JSC
4.85%, 11/17/2027
( i )
650 744
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
( i )
445 363
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
( i )
165 96
11.25%, 08/15/2022
( i )
140 99
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(e),( i )
175 172
Union Pacific Corp
4.38%, 11/15/2065 35 38
XPO Logistics Inc
6.50%, 06/15/2022
( i )
91 93
$ 2,303
Trucking & Leasing - 0.05%
DAE Funding LLC
4.50%, 08/01/2022
( i )
405 412
5.75%, 11/15/2023
( i )
355 372
$ 784
TOTAL BONDS $ 745,380
SENIOR FLOATING RATE INTERESTS
- 0.67%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.05%
Navistar Inc
5.43%, 11/06/2024
(o)
$ 648 $ 640
US LIBOR + 3.00%
Commercial Services - 0.03%
Garda World Security Corp
0.00%, 10/23/2026
(o),(p)
205 203
US LIBOR + 4.75%

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
253
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Refinitiv US Holdings Inc
5.54%, 09/18/2025
(o)
$ 256 $ 257
US LIBOR + 3.00%
$ 460
Computers - 0.05%
McAfee LLC
10.30%, 09/29/2025
(o)
736 739
US LIBOR + 3.25%
Consumer Products - 0.00%
Prestige Brands Inc
3.79%, 01/26/2024
(o)
11 11
US LIBOR + 2.00%
Diversified Financial Services - 0.06%
Russell Investments US Institutional Holdco Inc
5.04%, 06/01/2023
(o)
953 923
US LIBOR + 2.00%
Electrical Components & Equipment - 0.04%
Energizer Holdings Inc
4.31%, 12/17/2025
(o)
625 624
US LIBOR + 4.50%
Entertainment - 0.07%
Eldorado Resorts Inc
4.21%, 04/17/2024
(o)
668 667
US LIBOR + 3.00%
Lions Gate Capital Holdings LLC
4.04%, 03/24/2025
(o)
418 405
US LIBOR + 2.00%
$ 1,072
Food - 0.00%
Post Holdings Inc
3.83%, 05/24/2024
(o)
27 27
US LIBOR + 3.00%
Healthcare - Products - 0.00%
Agiliti Health Inc
5.06%, 01/04/2026
(o)
10 10
US LIBOR + 3.75%
Insurance - 0.07%
Asurion LLC
4.79%, 11/03/2023
(o)
417 418
US LIBOR + 7.25%
Genworth Holdings Inc
6.32%, 03/07/2023
(o)
634 632
US LIBOR + 3.50%
$ 1,050
Lodging - 0.06%
Golden Nugget LLC
4.69%, 10/04/2023
(o)
831 829
US LIBOR + 2.25%
Media - 0.04%
CSC Holdings LLC
4.53%, 04/15/2027
(o)
574 573
US LIBOR + 2.50%
Oil & Gas - 0.03%
California Resources Corp
6.55%, 12/31/2022
(o)
265 227
US LIBOR + 3.50%
12.17%, 12/31/2021
(o)
215 142
US LIBOR + 5.00%
$ 369
Pharmaceuticals - 0.05%
Bausch Health Americas Inc
4.92%, 05/19/2025
(o)
378 379
US LIBOR + 7.50%
Endo International PLC
6.06%, 04/29/2024
(o)
384 352
US LIBOR + 4.00%
$ 731
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 0.01%
Hercules Merger Sub LLC
0.00%, 11/15/2026
(o),(p)
$ 185 $ 186
US LIBOR + 2.75%
Retail - 0.03%
Academy Ltd
6.02%, 07/01/2022
(o)
214 143
US LIBOR + 4.50%
Claire's Stores Inc
0.75%, 10/12/2022
(o)
11 11
US LIBOR + 1.75%
9.19%, 10/12/2038
(o)
37 64
US LIBOR + 7.50%
IRB Holding Corp
5.22%, 01/17/2025
(o)
206 204
US LIBOR + 2.75%
$ 422
Telecommunications - 0.08%
Avaya Inc
6.17%, 12/16/2024
(o)
772 735
US LIBOR + 6.00%
Level 3 Parent LLC
3.98%, 02/22/2024
(o)
60 60
US LIBOR + 3.75%
Maxar Technologies Ltd
4.85%, 10/05/2024
(o)
380 336
US LIBOR + 4.25%
$ 1,131
TOTAL SENIOR FLOATING RATE INTERESTS $ 9,797
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 46.74%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3.39%
3.00%, 01/01/2043 $ 2,624 $ 2,708
3.00%, 02/01/2043 1,101 1,136
3.00%, 03/01/2043 463 480
3.00%, 01/01/2047 15,853 16,372
3.50%, 03/01/2048 996 1,039
4.00%, 02/01/2046 11,213 11,890
4.00%, 04/01/2048 84 87
4.50%, 04/01/2031 724 777
4.50%, 04/01/2041 4,657 5,050
4.50%, 12/01/2043 3,941 4,263
4.50%, 03/01/2046 1,017 1,122
5.00%, 06/01/2031 555 595
5.11%, 01/01/2034 41 41
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
5.50%, 08/01/2023 181 187
5.50%, 05/01/2033 49 55
5.50%, 10/01/2033 42 45
5.50%, 12/01/2033 596 668
5.50%, 11/01/2036 525 587
5.50%, 04/01/2038 155 173
5.50%, 08/01/2038 356 403
6.00%, 03/01/2022 5 6
6.00%, 07/01/2023 94 103
6.00%, 06/01/2028 2 2
6.00%, 01/01/2029 1 1
6.00%, 12/01/2031 23 27
6.00%, 12/01/2032 23 27
6.00%, 02/01/2033 117 130
6.00%, 12/01/2033 27 30
6.00%, 10/01/2036 180 207
6.00%, 01/01/2038 12 13
6.00%, 07/01/2038 883 1,008
6.50%, 03/01/2029 4 5
6.50%, 05/01/2029 6 7
6.50%, 04/01/2031 3 3
6.50%, 09/01/2031 2 2

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
254
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 02/01/2032 $ 2 $ 2
6.50%, 05/01/2032 8 10
6.50%, 04/01/2035 65 75
6.50%, 10/01/2035 48 56
7.00%, 12/01/2029 5 6
7.00%, 06/01/2030 11 12
7.00%, 12/01/2030 4 4
7.00%, 09/01/2031 1 1
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 5 6
7.50%, 03/01/2031 2 2
7.50%, 02/01/2032 3 3
8.00%, 09/01/2030 44 47
$ 49,474
Federal National Mortgage Association (FNMA) - 0.33%
3.53%, 10/01/2034 32 32
1.00 x 6 Month USD LIBOR + 1.08%
4.30%, 07/01/2033 458 477
1.00 x 12 Month USD LIBOR + 1.55%
4.36%, 08/01/2035 91 95
1.00 x 12 Month USD LIBOR + 1.74%
4.63%, 04/01/2033 71 75
1.00 x 6 Month USD LIBOR + 2.26%
4.67%, 04/01/2036 60 62
1.00 x 12 Month USD LIBOR + 1.66%
4.73%, 02/01/2036 16 16
1.00 x 12 Month USD LIBOR + 1.61%
4.85%, 01/01/2033 45 46
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
5.00%, 07/01/2044 2,292 2,508
5.03%, 03/01/2035 1,405 1,499
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.62%
$ 4,810
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15.78%
2.50%, 04/01/2028 2,033 2,063
2.50%, 06/01/2028 145 147
2.50%, 09/01/2029 562 569
3.00%, 11/01/2026
(q)
13,500 13,823
3.00%, 07/01/2028 3,542 3,648
3.00%, 10/01/2029 93 96
3.00%, 09/01/2032 185 190
3.00%, 10/01/2034 2,125 2,192
3.00%, 12/01/2040 176 181
3.00%, 04/01/2043 545 562
3.00%, 05/01/2043 698 720
3.00%, 08/01/2043 3,481 3,589
3.00%, 03/01/2048 11,885 12,238
3.00%, 11/01/2048
(q)
22,000 22,355
3.00%, 12/01/2048 215 219
3.50%, 04/01/2030 5,634 5,918
3.50%, 02/01/2033 39 41
3.50%, 10/01/2033 2,353 2,450
3.50%, 05/01/2034 4,816 5,091
3.50%, 08/01/2034 1,759 1,831
3.50%, 01/01/2041 234 246
3.50%, 07/01/2043 1,456 1,535
3.50%, 11/01/2044 4,015 4,228
3.50%, 08/01/2045 5,661 5,961
3.50%, 01/01/2046 4,971 5,309
3.50%, 11/01/2046 11,880 12,644
3.50%, 01/01/2047 13,677 14,599
3.50%, 04/01/2047 217 230
3.50%, 10/01/2047 1,222 1,299
3.50%, 10/01/2047 83 87
3.50%, 11/01/2047 5,569 5,910
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2047 $ 5,545 $ 5,837
3.50%, 01/01/2048 11,399 12,047
3.50%, 03/01/2048 91 94
3.50%, 06/01/2049 12,601 13,013
4.00%, 08/01/2020 102 106
4.00%, 02/01/2031 267 283
4.00%, 03/01/2034 700 752
4.00%, 04/01/2042 3,858 4,130
4.00%, 05/01/2047 16,575 17,392
4.00%, 06/01/2047 1,601 1,680
4.00%, 11/01/2047 15,043 15,952
4.00%, 06/01/2048 44 46
4.00%, 10/01/2048 4,614 4,911
4.50%, 04/01/2024 722 751
4.50%, 09/01/2040 723 784
4.50%, 06/01/2044 905 982
4.50%, 12/01/2044 7,043 7,577
5.00%, 06/01/2048 9,487 10,436
5.50%, 06/01/2020 7 7
5.50%, 09/01/2020 81 81
5.50%, 02/01/2023 17 18
5.50%, 06/01/2023 70 75
5.50%, 07/01/2023 1 2
5.50%, 07/01/2033 112 126
5.50%, 09/01/2033 140 158
5.50%, 05/01/2040 462 516
6.00%, 02/01/2023 7 8
6.00%, 02/01/2038 335 371
6.00%, 05/01/2038 32 35
6.00%, 08/01/2038 229 253
6.00%, 08/01/2038 217 240
6.50%, 05/01/2022 2 3
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 2 2
6.50%, 02/01/2032 2 2
6.50%, 04/01/2032 6 7
6.50%, 08/01/2032 6 7
6.50%, 07/01/2037 155 175
6.50%, 07/01/2037 281 334
6.50%, 12/01/2037 227 263
6.50%, 02/01/2038 303 348
6.50%, 03/01/2038 98 109
6.50%, 09/01/2038 344 398
7.00%, 03/01/2032 21 23
7.50%, 08/01/2032 5 6
$ 230,313
Government National Mortgage Association (GNMA) - 7.17%
3.00%, 06/20/2043 2,783 2,888
3.00%, 01/20/2045 1,392 1,441
3.00%, 06/20/2046 757 782
3.00%, 07/20/2046 16,137 16,689
3.50%, 03/15/2042 1,146 1,222
3.50%, 04/15/2042 1,090 1,149
3.50%, 09/20/2044 77 81
3.50%, 04/20/2047 230 239
3.50%, 09/20/2047 1,654 1,757
3.50%, 03/20/2048 4,069 4,225
3.50%, 06/20/2048 8,115 8,425
3.50%, 11/01/2048 24,000 24,907
3.75%, 07/20/2043 241 246
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 1.50%
4.00%, 02/15/2042 804 859
4.00%, 08/15/2045 2,991 3,222
4.00%, 01/20/2048 21,712 22,903
4.50%, 06/20/2025 1,765 1,856
4.50%, 09/15/2039 306 336

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
255
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 03/15/2040 $ 2,240 $ 2,440
4.50%, 08/15/2040 3,841 4,130
5.00%, 11/15/2033 1,560 1,731
5.00%, 06/15/2034 27 29
5.00%, 10/20/2039 127 140
5.00%, 07/20/2040 163 172
5.00%, 02/15/2042 1,090 1,223
5.50%, 10/15/2033 562 631
5.50%, 05/20/2035 59 66
5.50%, 02/15/2038 538 605
6.00%, 07/20/2028 22 25
6.00%, 11/20/2028 20 23
6.00%, 01/20/2029 24 26
6.00%, 07/20/2029 5 6
6.00%, 08/15/2031 18 20
6.00%, 01/15/2032 2 3
6.00%, 02/15/2032 10 11
6.00%, 02/15/2033 29 33
6.00%, 12/15/2033 39 44
6.50%, 03/20/2028 5 5
6.50%, 05/20/2029 4 5
6.50%, 10/15/2032 14 16
6.50%, 12/15/2032 49 54
7.00%, 06/15/2031 9 10
7.00%, 07/15/2031 1 2
7.00%, 06/15/2032 57 62
8.00%, 01/20/2031 4 4
$ 104,743
U.S. Treasury - 19.56%
1.25%, 10/31/2021 16,900 16,796
1.50%, 01/31/2022 2,025 2,024
1.63%, 10/31/2023 13,800 13,856
2.00%, 05/31/2021
(r)
4,540 4,569
2.00%, 10/31/2022 35,000 35,489
2.50%, 05/15/2024 50,000 52,109
3.00%, 09/30/2025 26,000 28,069
3.00%, 11/15/2045
(s)
39,000 45,485
3.13%, 05/15/2048 17,000 20,429
3.75%, 11/15/2043
(s)
4,035 5,246
3.88%, 08/15/2040 44,545 58,206
4.75%, 02/15/2037 2,300 3,272
$ 285,550
U.S. Treasury Bill - 0.51%
1.57%, 12/19/2019
(t)
7,500 7,486
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 682,376
Total Investments $ 1,507,663
Other Assets and Liabilities -  (3.27)% (47,752)
TOTAL NET ASSETS - 100.00% $ 1,459,911
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,642 or
0.32% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $791 or 0.05%
of net assets.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
( i ) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $167,255 or 11.46% of net assets.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security purchased on a when-issued basis.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after October 31, 2019, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $16 or 0.00% of net assets.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,309 or 0.16% of net assets.
(t) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 36.95%
Government 21.69%
Financial 10.84%
Consumer, Non-cyclical 6.62%
Money Market Funds 4.51%
Energy 4.45%
Communications 4.31%
Utilities 3.59%
Industrial 3.48%
Consumer, Cyclical 3.05%
Technology 1.59%
Basic Materials 1.39%
Asset Backed Securities 0.80%
Other Assets and Liabilities
(3.27)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
256
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 193,677 $ 1,741,270 $ 1,873,742 $ 61,205
$ 193,677 $ 1,741,270 $ 1,873,742 $ 61,205
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 2,7 47 $ — $ — $ —
$ 2,7 47 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2019 Long 345 $ 44,952 $ 318
US 2 Year Note; December 2019 Short 170 36,652 25
US 5 Year Note; December 2019 Short 135 16,093 (34)
US Long Bond; December 2019 Short 182 29,370 (108)
Total $ 201
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 11/08/2019 EUR 24,000 $ 26,410 $ 364 $ —
Barclays Bank PLC 11/08/2019 $ 27,000 EUR 24,000 226 —
Barclays Bank PLC 11/08/2019 EUR 5,900 $ 6,638 — (56)
Barclays Bank PLC 11/08/2019 $ 6,493 EUR 5,900 — (89)
Barclays Bank PLC 11/08/2019 $ 3,661 JPY 390,000 49 —
Barclays Bank PLC 11/08/2019 JPY 390,000 $ 3,661 — (49)
Barclays Bank PLC 11/08/2019 $ 427 CHF 415 6 —
Barclays Bank PLC 11/08/2019 CHF 415 $ 419 2 —
Barclays Bank PLC 11/08/2019 $ 418 CHF 415 — (3)
Barclays Bank PLC 11/08/2019 CHF 415 $ 428 — (7)
Goldman Sachs & Co 11/08/2019 GBP 6,900 $ 8,443 496 —
Goldman Sachs & Co 11/08/2019 $ 8,431 GBP 6,900 — (508)
Goldman Sachs & Co 11/08/2019 CAD 8,600 $ 6,484 4 7 —
Goldman Sachs & Co 11/08/2019 $ 6,484 CAD 8,600 — (46)
Total $ 1,1 90 $ (758)
Amounts in thousands.

Schedule of Investments
Diversified International Fund
October 31, 2019
See accompanying notes.
257
INVESTMENT COMPANIES - 1.42% Shares Held Value (000's)
Money Market Funds - 1.42%
BlackRock Liquidity FedFund 1.71%
(a),(b)
49,648,701 $ 49,649
Principal Government Money Market Fund
1.65%
(a),(b),(c)
120,902,134 120,902
$ 170,551
TOTAL INVESTMENT COMPANIES $ 170,551
COMMON STOCKS - 98.89% Shares Held Value (000's)
Aerospace & Defense - 1.30%
CAE Inc 1,831,200 45,923
Kawasaki Heavy Industries Ltd 1,076,300 25,829
Safran SA 530,098 83,962
$ 155,714
Apparel - 2.31%
Adidas AG 303,697 93,881
Fila Korea Ltd 696,743 34,379
LVMH Moet Hennessy Louis Vuitton SE 347,698 148,487
$ 276,747
Automobile Manufacturers - 3.92%
Ferrari NV 525,561 84,172
Isuzu Motors Ltd 5,104,500 59,314
Kia Motors Corp 1,961,778 71,698
Maruti Suzuki India Ltd 668,856 71,266
Toyota Motor Corp 2,654,700 184,185
$ 470,635
Automobile Parts & Equipment - 0.20%
Toyota Industries Corp 397,300 23,839
Banks - 10.22%
Banco Comercial Portugues SA 81,026,133 18,374
Banco do Brasil SA 3,211,300 38,443
Bangkok Bank PCL 5,275,700 30,486
Bank Leumi Le-Israel BM 9,972,485 72,642
BNP Paribas SA 1,890,022 98,772
BOC Hong Kong Holdings Ltd 12,401,500 42,607
Credicorp Ltd 315,733 67,579
DBS Group Holdings Ltd 3,133,800 59,733
DNB ASA 4,803,168 87,453
Erste Group Bank AG
( d)
2,252,015 79,649
Grupo Financiero Banorte SAB de CV 4,504,264 24,628
HDFC Bank Ltd ADR 733,974 44,838
ICICI Bank Ltd ADR 2,591,200 33,763
ING Groep NV 4,741,174 53,687
Krung Thai Bank PCL 43,991,300 24,185
Macquarie Group Ltd 1,188,887 109,779
Mediobanca Banca di Credito Finanziario SpA 3,696,445 43,956
OTP Bank Nyrt 660,403 30,456
Shinhan Financial Group Co Ltd 1,027,508 37,437
Skandinaviska Enskilda Banken AB 6,265,038 60,090
Toronto-Dominion Bank/The 2,058,500 117,546
United Overseas Bank Ltd 2,511,900 49,453
$ 1,225,556
Beverages - 1.61%
Carlsberg A/S 549,360 77,363
Coca-Cola HBC AG
( d)
842,636 25,657
Jiangsu Yanghe Brewery Joint-Stock Co Ltd 3,436,246 49,109
Thai Beverage PCL 61,750,600 41,459
$ 193,588
Biotechnology - 1.07%
CSL Ltd 723,976 127,678
Building Materials - 0.26%
Anhui Conch Cement Co Ltd 5,165,825 30,939
Chemicals - 1.41%
Koninklijke DSM NV 589,208 69,932
Nitto Denko Corp 964,700 53,373
Nutrien Ltd 968,200 46,318
$ 169,623
Commercial Services - 0.22%
Dai Nippon Printing Co Ltd 1,001,700 26,754
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 1.93%
Capgemini SE 149,741 $ 16,880
CyberArk Software Ltd
( d)
289,715 29,429
Logitech International SA 2,383,008 97,816
Nomura Research Institute Ltd 1,936,500 41,113
Obic Co Ltd 370,600 46,401
$ 231,639
Cosmetics & Personal Care - 0.40%
Essity AB 1,538,685 48,070
Distribution & Wholesale - 2.68%
Ferguson PLC 1,256,723 107,316
ITOCHU Corp 5,822,300 121,732
Sumitomo Corp 5,656,700 91,878
$ 320,926
Diversified Financial Services - 1.94%
AerCap Holdings NV
( d)
1,067,529 61,789
Housing Development Finance Corp Ltd 1,730,288 51,930
ORIX Corp 6,033,990 94,823
Tisco Financial Group PCL 7,468,200 24,109
$ 232,651
Electric - 2.78%
Chubu Electric Power Co Inc 2,717,300 40,765
Enel SpA 17,255,938 133,740
Iberdrola SA 13,089,868 134,551
Korea Electric Power Corp 1,101,737 24,085
$ 333,141
Electrical Components & Equipment - 0.32%
Delta Electronics Inc 8,812,000 38,689
Electronics - 1.38%
Halma PLC 1,752,353 42,522
Hoya Corp 1,392,504 123,065
$ 165,587
Energy - Alternate Sources - 0.55%
Vestas Wind Systems A/S 810,100 65,997
Engineering & Construction - 1.63%
ACS Actividades de Construccion y Servicios SA 1,510,487 61,293
Vinci SA
( e)
1,198,136 134,426
$ 195,719
Food - 4.72%
Koninklijke Ahold Delhaize NV 1,653,048 41,194
MEIJI Holdings Co Ltd 648,600 46,750
Nestle India Ltd 148,648 31,284
Nestle SA 2,726,459 291,680
Seven & i Holdings Co Ltd 1,224,400 46,258
Uni-President Enterprises Corp 31,090,000 76,804
X5 Retail Group NV 961,890 32,168
$ 566,138
Food Service - 0.88%
Compass Group PLC 3,975,023 105,832
Forest Products & Paper - 0.59%
Mondi PLC 3,390,053 70,289
Hand & Machine Tools - 0.48%
Techtronic Industries Co Ltd 7,331,000 57,292
Healthcare - Products - 1.52%
Carl Zeiss Meditec AG 274,193 29,888
Koninklijke Philips NV 1,280,591 56,185
Sartorius Stedim Biotech 205,297 30,756
Sonova Holding AG 142,311 32,657
Straumann Holding AG 36,907 32,976
$ 182,462
Healthcare - Services - 1.35%
ICON PLC
( d)
514,750 75,617
Lonza Group AG
( d)
238,959 86,128
$ 161,745
Home Builders - 0.83%
Persimmon PLC 1,751,090 51,651
Taylor Wimpey PLC 22,426,701 48,099
$ 99,750

Schedule of Investments
Diversified International Fund
October 31, 2019
See accompanying notes.
258
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 1.33%
Howden Joinery Group PLC 6,631,350 $ 49,631
Sony Corp 1,802,100 109,692
$ 159,323
Insurance - 8.15%
ASR Nederland NV 1,251,055 45,862
AXA SA 3,854,456 102,032
BB Seguridade Participacoes SA 7,103,550 60,133
Fairfax Financial Holdings Ltd 133,000 56,346
Hannover Rueck SE 491,534 87,102
IRB Brasil Resseguros S/A 3,198,900 30,055
Legal & General Group PLC 36,755,162 125,642
M&G PLC
( d)
6,627,150 18,354
NN Group NV 2,321,547 88,583
PICC Property & Casualty Co Ltd 8,718,000 11,033
Prudential PLC 5,239,342 91,515
Sompo Holdings Inc 1,421,400 55,870
Swiss Life Holding AG 217,930 109,143
Tokio Marine Holdings Inc 1,764,700 95,409
$ 977,079
Internet - 2.68%
Alibaba Group Holding Ltd ADR
(d)
919,436 162,437
Tencent Holdings Ltd 3,923,432 159,146
$ 321,583
Investment Companies - 0.72%
EXOR NV 402,760 30,877
Investor AB 1,084,849 55,658
$ 86,535
Machinery - Diversified - 1.11%
Amada Holdings Co Ltd 3,681,200 41,922
Keyence Corp 94,200 59,562
Valmet Oyj 1,394,263 31,205
$ 132,689
Metal Fabrication & Hardware - 0.20%
SKF AB 1,335,059 24,173
Mining - 1.41%
MMC Norilsk Nickel PJSC ADR 2,278,892 63,205
Newcrest Mining Ltd 1,396,841 30,491
Rio Tinto Ltd 1,207,643 75,517
$ 169,213
Oil & Gas - 5.08%
BP PLC 15,768,043 99,991
Canadian Natural Resources Ltd 1,623,300 40,931
LUKOIL PJSC ADR 746,213 68,766
Neste Oyj 3,088,973 111,612
Parkland Fuel Corp 773,600 25,696
Petrobras Distribuidora SA 4,149,700 29,386
PTT PCL 44,625,400 66,900
Reliance Industries Ltd 4,747,249 97,847
Suncor Energy Inc 2,290,300 68,095
$ 609,224
Pharmaceuticals - 5.00%
Merck KGaA 561,774 67,001
Novartis AG 2,099,579 183,451
Novo Nordisk A/S 1,792,676 98,577
Roche Holding AG 833,160 250,745
$ 599,774
Pipelines - 1.21%
Pembina Pipeline Corp 1,589,400 55,957
TC Energy Corp 1,777,800 89,612
$ 145,569
Private Equity - 3.12%
3i Group PLC 10,128,939 148,013
Brookfield Asset Management Inc 3,498,302 193,441
Intermediate Capital Group PLC 1,674,291 32,223
$ 373,677
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 2.16%
CK Asset Holdings Ltd 9,872,500 $ 68,690
LEG Immobilien AG 264,407 30,371
PSP Swiss Property AG 293,291 38,821
Vonovia SE 1,169,054 62,258
Wharf Real Estate Investment Co Ltd 10,030,000 58,994
$ 259,134
Retail - 4.62%
Alimentation Couche-Tard Inc 4,615,492 138,419
ANTA Sports Products Ltd 9,499,000 92,920
Grafton Group PLC 2,996,334 30,342
Hennes & Mauritz AB 3,309,546 69,366
Home Product Center PCL 66,296,100 37,586
Li Ning Co Ltd 18,589,500 63,034
Pan Pacific International Holdings Corp 3,165,200 49,825
Wal-Mart de Mexico SAB de CV 23,948,678 71,772
WH Smith PLC 6,075 172
$ 553,436
Semiconductors - 6.15%
ASML Holding NV 401,174 105,153
NXP Semiconductors NV 733,131 83,342
Samsung Electronics Co Ltd 5,008,616 216,472
SK Hynix Inc 1,013,238 71,247
Taiwan Semiconductor Manufacturing Co Ltd 26,645,544 261,121
$ 737,335
Software - 1.60%
Capcom Co Ltd 1,366,400 32,252
Dassault Systemes SE 417,511 63,410
Nemetschek SE 405,141 20,671
SimCorp A/S 299,297 26,781
Tech Mahindra Ltd 4,659,718 48,520
$ 191,634
Telecommunications - 5.36%
China Mobile Ltd 9,508,000 77,269
Deutsche Telekom AG 4,425,226 77,864
Nice Ltd ADR
(d)
432,688 68,274
Nippon Telegraph & Telephone Corp 2,357,000 117,008
Orange SA 3,237,025 52,098
SK Telecom Co Ltd 75,393 15,410
SoftBank Group Corp 2,723,200 104,752
Telefonaktiebolaget LM Ericsson 10,987,668 96,019
Telenor ASA 1,830,351 34,257
$ 642,951
Toys, Games & Hobbies - 0.53%
Nintendo Co Ltd 173,400 63,601
Transportation - 1.96%
Canadian National Railway Co 1,734,548 155,136
East Japan Railway Co 878,500 79,751
$ 234,887
TOTAL COMMON STOCKS $ 11,858,817
PREFERRED STOCKS - 0.43% Shares Held Value (000's)
Investment Companies - 0.43%
Itausa - Investimentos Itau SA 0.08% 14,949,589 $ 51,068
TOTAL PREFERRED STOCKS $ 51,068
Total Investments $ 12,080,436
Other Assets and Liabilities -  (0.74)% (88,550)
TOTAL NET ASSETS - 100.00% $ 11,991,886
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $122,029 or 1.02 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Diversified International Fund
October 31, 2019
See accompanying notes.
259
Portfolio Summary  ( unaudited)
Location Percent
Japan 15.35%
Switzerland 9.58%
United Kingdom 8.88%
Canada 8.60%
France 6.09%
Netherlands 4.79%
China 4.75%
Korea, Republic Of 3.93%
Germany 3.91%
India 3.16%
Taiwan 3.14%
Sweden 2.94%
Hong Kong 2.54%
Australia 2.24%
Denmark 2.23%
Italy 2.19%
Thailand 1.88%
Brazil 1.75%
Spain 1.63%
Israel 1.42%
United States 1.42%
Ireland 1.40%
Russian Federation 1.37%
Finland 1.19%
Norway 1.02%
Singapore 0.91%
Mexico 0.81%
Austria 0.66%
Peru 0.56%
Hungary 0.25%
Portugal 0.15%
Other Assets and Liabilities
(0.74)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 269,817 $ 2,788,857 $ 2,937,772 $ 120,902
$ 269,817 $ 2,788,857 $ 2,937,772 $ 120,902
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 5,220 $ — $ — $ —
$ 5,220 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Equity Income Fund
October 31, 2019
See accompanying notes.
260
INVESTMENT COMPANIES - 2.49% Shares Held Value (000's)
Money Market Funds - 2.49%
BlackRock Liquidity FedFund 1.71%
(a),(b)
5,571,997 $ 5,572
Principal Government Money Market Fund
1.65%
(a),(b),(c)
189,994,869 189,995
$ 195,567
TOTAL INVESTMENT COMPANIES $ 195,567
COMMON STOCKS - 97.43% Shares Held Value (000's)
Aerospace & Defense - 0.36%
Boeing Co/The 84,123 28,594
Airlines - 1.65%
Delta Air Lines Inc 2,346,275 129,233
Apparel - 1.22%
VF Corp 1,160,418 95,491
Automobile Manufacturers - 1.58%
PACCAR Inc 1,627,910 123,819
Automobile Parts & Equipment - 1.78%
Magna International Inc 2,594,272 139,494
Banks - 10.33%
First Republic Bank/CA 1,048,358 111,503
JPMorgan Chase & Co 1,868,412 233,402
PNC Financial Services Group Inc/The 1,351,019 198,195
SunTrust Banks Inc 1,587,203 108,469
US Bancorp 2,793,874 159,307
$ 810,876
Beverages - 1.65%
Coca-Cola Co/The 2,380,023 129,545
Biotechnology - 0.60%
Corteva Inc 1,797,861 47,428
Chemicals - 3.05%
Air Products & Chemicals Inc 384,625 82,025
DuPont de Nemours Inc 1,126,967 74,278
PPG Industries Inc 661,281 82,740
$ 239,043
Computers - 1.75%
Apple Inc 552,907 137,541
Diversified Financial Services - 4.15%
BlackRock Inc 329,849 152,291
Discover Financial Services 2,160,310 173,387
$ 325,678
Electric - 6.67%
Eversource Energy 1,148,813 96,202
NextEra Energy Inc 428,629 102,159
Sempra Energy 831,130 120,107
WEC Energy Group Inc 1,095,105 103,378
Xcel Energy Inc 1,602,318 101,763
$ 523,609
Electronics - 0.87%
Honeywell International Inc 394,190 68,088
Food - 3.77%
Hormel Foods Corp 3,522,364 144,030
Tyson Foods Inc 1,835,550 151,965
$ 295,995
Healthcare - Products - 4.85%
Abbott Laboratories 1,564,295 130,791
Becton Dickinson and Co 400,233 102,460
Medtronic PLC 1,355,349 147,597
$ 380,848
Healthcare - Services - 1.60%
HCA Healthcare Inc 938,236 125,292
Insurance - 6.84%
Allstate Corp/The 1,039,347 110,607
Chubb Ltd 1,047,597 159,675
Fidelity National Financial Inc 3,419,603 156,754
Swiss Re AG ADR
(d)
4,185,877 110,005
$ 537,041
Machinery - Diversified - 1.45%
Deere & Co 651,397 113,434
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 1.88%
Walt Disney Co/The 1,138,385 $ 147,899
Miscellaneous Manufacturers - 2.23%
3M Co 328,077 54,129
Parker-Hannifin Corp 659,327 120,980
$ 175,109
Oil & Gas - 6.79%
Chevron Corp 821,317 95,388
Cimarex Energy Co 1,086,830 45,886
EOG Resources Inc 1,185,586 82,173
Exxon Mobil Corp 577,448 39,018
Marathon Petroleum Corp 2,412,155 154,257
Royal Dutch Shell PLC - B shares ADR
(d)
1,996,862 116,397
$ 533,119
Pharmaceuticals - 7.20%
Merck & Co Inc 2,014,614 174,586
Novartis AG ADR 1,254,613 109,703
Pfizer Inc 3,090,424 118,580
Roche Holding AG ADR 4,316,267 162,378
$ 565,247
Pipelines - 1.65%
Enterprise Products Partners LP 4,964,012 129,213
Private Equity - 2.28%
KKR & Co Inc 6,206,263 178,927
REITs - 4.85%
Alexandria Real Estate Equities Inc 788,095 125,110
Digital Realty Trust Inc 1,351,511 171,696
Realty Income Corp 1,027,324 84,025
$ 380,831
Retail - 3.11%
Costco Wholesale Corp 537,208 159,610
Starbucks Corp 1,002,085 84,736
$ 244,346
Semiconductors - 2.68%
Microchip Technology Inc 1,113,632 105,004
Taiwan Semiconductor Manufacturing Co Ltd
ADR
2,040,631 105,358
$ 210,362
Software - 3.04%
Fidelity National Information Services Inc 609,348 80,288
Microsoft Corp 619,213 88,776
SAP SE ADR
(d)
526,451 69,797
$ 238,861
Telecommunications - 4.16%
BCE Inc 3,281,522 155,708
Verizon Communications Inc 2,818,355 170,426
$ 326,134
Toys, Games & Hobbies - 2.14%
Hasbro Inc 1,725,164 167,876
Transportation - 1.25%
Union Pacific Corp 594,470 98,361
TOTAL COMMON STOCKS $ 7,647,334
Total Investments $ 7,842,901
Other Assets and Liabilities -  0.08% 6,162
TOTAL NET ASSETS - 100.00% $ 7,849,063
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,692 or 0.1 7% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Equity Income Fund
October 31, 2019
See accompanying notes.
261
Portfolio Summary  ( unaudited)
Sector Percent
Financial 28.45%
Consumer, Non-cyclical 19.67%
Consumer, Cyclical 11.48%
Energy 8.44%
Technology 7.47%
Utilities 6.67%
Industrial 6.16%
Communications 6.04%
Basic Materials 3.05%
Money Market Funds 2.49%
Other Assets and Liabilities
0.08%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 97,178 $ 1,181,033 $ 1,088,216 $ 189,995
$ 97,178 $ 1,181,033 $ 1,088,216 $ 189,995
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 2,84 1 $ — $ — $ —
$ 2,84 1 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2019
See accompanying notes.
262
INVESTMENT COMPANIES - 6.44% Shares Held Value (000's)
Exchange-Traded Funds - 6.44%
iShares JP Morgan USD EM Bond UCITS ETF 99,735 $ 11,227
iShares JP Morgan EM Local Government Bond
UCITS ETF
45,800 2,796
iShares JP Morgan USD Emerging Markets Bond
ETF
14,500 1,647
$ 15,670
TOTAL INVESTMENT COMPANIES $ 15,670
BONDS - 75.19%
Principal
Amount (000's) Value (000's)
Agriculture - 1.82%
JBS Investments II GmbH
7.00%, 01 /15/2026
(a)
$ 3,675 $ 3,984
7.00%, 01 /15/2026 400 433
$ 4,417
Banks - 2.82%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12 /31/2049
(a),(b),(c)
2,100 2,144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12 /31/2049
(b),(c)
650 664
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Bangkok Bank PCL/Hong Kong
3.73%, 09 /25/2034
(a),(c)
4,000 4,053
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%
$ 6,861
Diversified Financial Services - 4.73%
Power Finance Corp Ltd
5.25%, 08 /10/2028 6,110 6,675
Unifin Financiera SAB de CV
7.00%, 01 /15/2025 3,350 3,350
7.25%, 09 /27/2023 1,425 1,475
$ 11,500
Engineering & Construction - 0.34%
IHS Netherlands Holdco BV
7.13%, 03 /18/2025
(a)
800 826
Entertainment - 1.95%
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04 /16/2029
(a)
4,500 4,737
Food - 2.18%
MARB BondCo PLC
7.00%, 03 /15/2024 5,100 5,304
Oil & Gas - 4.22%
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12 /01/2021 2,954 2,940
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12 /01/2022 1,028 1,008
Petroamazonas EP
4.63%, 11 /06/2020 925 915
Petroleos Mexicanos
6.49%, 01 /23/2027
(a)
1,400 1,494
6.84%, 01 /23/2030
(a)
3,650 3,896
$ 10,253
Sovereign - 51.05%
1MDB Global Investments Ltd
4.40%, 03 /09/2023 5,600 5,410
Abu Dhabi Government International Bond
2.13%, 09 /30/2024
(a)
3,900 3,879
2.50%, 09 /30/2029
(a)
3,600 3,573
3.13%, 09 /30/2049
(a)
4,160 4,003
Argentine Republic Government International
Bond
4.63%, 01 /11/2023 5,310 2,124
5.88%, 01 /11/2028 2,150 817
6.63%, 07 /06/2028 6,025 2,335
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Bahrain Government International Bond
5.63%, 09 /30/2031
(a)
$ 6,450 $ 6,768
Brazil Notas do Tesouro Nacional Serie B
19.39%, 08 /15/2028 BRL 13,285 4,158
Egypt Government International Bond
7.50%, 01 /31/2027 $ 6,325 6,855
Hungary Government International Bond
6.38%, 03 /29/2021 6,000 6,354
Indonesia Treasury Bond
8.38%, 03 /15/2034 IDR 86,775,000 6,683
8.75%, 05 /15/2031 90,050,000 7,144
Ivory Coast Government International Bond
5.25%, 03 /22/2030 EUR 4,750 5,238
Kenya Government International Bond
7.00%, 05 /22/2027
(a)
$ 5,175 5,422
7.00%, 05 /22/2027 1,000 1,048
Mexican Bonos
7.75%, 11 /13/2042 MXN 169,600 9,418
Peru Government Bond
6.15%, 08 /12/2032
(a)
PEN 8,900 3,056
Peruvian Government International Bond
6.35%, 08 /12/2028
(a)
1,950 679
6.35%, 08 /12/2028 10,100 3,518
Republic of Poland Government International
Bond
5.13%, 04 /21/2021 $ 7,000 7,309
Republic of South Africa Government Bond
8.88%, 02 /28/2035 ZAR 64,350 3,954
Republic of South Africa Government
International Bond
5.75%, 09 /30/2049 $ 1,200 1,161
Russian Federal Bond - OFZ
7.05%, 01 /19/2028 RUB 578,300 9,442
Sri Lanka Government International Bond
6.75%, 04 /18/2028 $ 1,675 1,637
6.85%, 03 /14/2024 3,055 3,146
Ukraine Government Bond
16.00%, 08 /11/2021 UAH 54,000 2,194
Ukraine Government International Bond
0.00%, 05 /31/2040
(d),(e)
$ 3,220 3,023
7.75%, 09 /01/2027 3,550 3,816
$ 124,164
Supranational Bank - 2.70%
African Export-Import Bank/The
3.99%, 09 /21/2029
(a)
3,000 3,001
Banque Ouest Africaine de Developpement
5.00%, 07 /27/2027
(a)
275 291
5.00%, 07 /27/2027 3,100 3,280
$ 6,572
Telecommunications - 3.38%
C&W Senior Financing DAC
6.88%, 09 /15/2027 750 789
7.50%, 10 /15/2026
(a)
900 966
7.50%, 10 /15/2026 1,200 1,289
MTN Mauritius Investments Ltd
4.76%, 11 /11/2024 635 649
5.37%, 02 /13/2022 4,395 4,540
$ 8,233
TOTAL BONDS $ 182,867
CONVERTIBLE BONDS - 0.85%
Principal
Amount (000's) Value (000's)
Healthcare - Services - 0.85%
NMC Health Jersey Ltd
1.88%, 04 /30/2025 2,400 2,07 2
TOTAL CONVERTIBLE BONDS $ 2,07 2

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2019
See accompanying notes.
263
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 12.12%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 12.12%
1.90%, 11 /21/2019
(f)
$ 18,000 $ 17,985
1.92%, 12 /05/2019
(f)
11,500 11,484
$ 29,469
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 29,469
Total Investments $ 230,07 8
Other Assets and Liabilities -  5.40% 13,1 29
TOTAL NET ASSETS - 100.00% $ 243,207
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $52,772 or 21.70% of net assets.
(b) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d) Non-income producing security
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Rate shown is the discount rate of the original purchase.
Portfolio Summary  ( unaudited)
Location Percent
United States 14.75%
Mexico 9.22%
Ireland 7.01%
Indonesia 5.69%
United Arab Emirates 4.71%
Russian Federation 3.88%
Ukraine 3.71%
Poland 3.01%
Peru 2.99%
Egypt 2.82%
Bahrain 2.78%
India 2.74%
Supranational 2.70%
Kenya 2.66%
Hungary 2.61%
Virgin Islands, British 2.22%
United Kingdom 2.18%
Argentina 2.17%
Cote d'Ivoire 2.15%
Mauritius 2.13%
South Africa 2.11%
Sri Lanka 1.96%
Austria 1.82%
Brazil 1.71%
Thailand 1.67%
Cayman Islands 1.63%
Jersey, Channel Islands 0.85%
Ecuador 0.38%
Netherlands 0.34%
Other Assets and Liabilities
5.40%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ — $ 8,370 $ 8,370 $ —
$ — $ 8,370 $ 8,370 $ –
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bund 10 Year Bund; December 2019 Short 35 $ 6,705 $ 159
US 10 Year Note; December 2019 Short 95 12,378 (8)
US Long Bond; December 2019 Short 22 3,550 4
Total $ 155
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 11/22/2019 BRL 19,050 $ 4,579 $ 167 $ —
Barclays Bank PLC 11/22/2019 CNH 65,550 $ 9,218 79 —
Barclays Bank PLC 11/22/2019 $ 3,343 RUB 216,500 — (25)
Citigroup Inc 11/22/2019 BRL 750 $ 187 — —
Citigroup Inc 11/22/2019 $ 1,168 MXN 22,500 1 —
Citigroup Inc 11/22/2019 $ 1,937 ZAR 29,100 15 —
Citigroup Inc 11/22/2019 $ 2,339 ZAR 35,500 — (5)
Goldman Sachs & Co 11/22/2019 RUB 216,500 $ 3,367 1 —
HSBC Securities Inc 11/22/2019 $ 3,503 MXN 67,500 3 —
HSBC Securities Inc 11/22/2019 KRW 300,000 $ 257 — —
JPMorgan Chase 11/13/2019 $ 5,118 EUR 4,636 — (55)
JPMorgan Chase 11/22/2019 CNH 2,500 $ 355 — —

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2019
See accompanying notes.
264
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 11/22/2019 MXN 90,000 $ 4,647 $ 19 $ —
JPMorgan Chase 11/22/2019 PLN 18,000 $ 4,655 58 —
JPMorgan Chase 11/22/2019 PLN 600 $ 157 — —
JPMorgan Chase 11/22/2019 $ 7,060 ZAR 104,050 189 —
JPMorgan Chase 11/22/2019 KRW 8,169,636 $ 6,896 105 —
Total $ 637 $ (85)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Citigroup Inc Mexico Government
International Bond,
4.15%, 03/28/2027
0.83% (1.00)% Quarterly 06/20/2024 $ 1,400 $ 15 $ (26) $ — $ (11)
Citigroup Inc Mexico Government
International Bond,
4.15%, 03/28/2027
0.83% (1.00)% Quarterly 06/20/2024 1,800 9 (23) — (14)
JPMorgan Chase Mexico Government
International Bond,
4.15%, 03/28/2027
0.83% (1.00)% Quarterly 06/20/2024 1,400 10 (21) — (11)
Total $ 34 $ (70) $ — $ (36)
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
(c)
Asset ---- Liability
Citigroup Inc Petroleos Mexicanos ,
6.63%, 06/15/2035
2.35% 1.00% Quarterly 06/20/2024 $ 1,100 $ (82) $ 18 $ — $ (64)
Goldman Sachs & Co Petroleos Mexicanos ,
6.63%, 06/15/2035
2.35% 1.00% Quarterly 06/20/2024 1,100 (84) 20 — (64)
JPMorgan Chase Petroleos Mexicanos ,
6.63%, 06/15/2035
2.35% 1.00% Quarterly 06/20/2024 4,350 (338) 84 — (254)
Total $ (504) $ 122 $ — $ (382)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $6,550.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return Finan cing Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
65,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/02/2020 $ 3,577 $ — $ 314 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
3,500,000 Receive 6 Month USD
LIBOR + 0.80%
Annual 01/02/2020 195 — 14 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
61,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/02/2020 3,455 — 214 —

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2019
See accompanying notes.
265
Total Return Swaps (continued)
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return Financing Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
5,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/02/2020 $ 303 $ — $ — $ —
Total $ — $ 542 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
266
INVESTMENT COMPANIES - 2.98% Shares Held Value (000's)
Exchange-Traded Funds - 0.07%
SPDR Bloomberg Barclays High Yield Bond ETF 18,000 $ 1,947
WisdomTree Trust - WisdomTree International
High Dividend Fund
49,378 1,996
WisdomTree US High Dividend Fund 23,276 1,744
$ 5,687
Money Market Funds - 2.91%
Principal Government Money Market Fund
1.65%
(a),(b)
225,081,573 225,082
TOTAL INVESTMENT COMPANIES $ 230,769
COMMON STOCKS - 18.43% Shares Held Value (000's)
Advertising - 0.06%
Hakuhodo DY Holdings Inc 41,300 616
Interpublic Group of Cos Inc/The 94,656 2,059
Publicis Groupe SA 46,548 2,003
$ 4,678
Aerospace & Defense - 0.06%
CAE Inc 30,800 772
Dassault Aviation SA 528 733
Elbit Systems Ltd 791 130
Meggitt PLC 104,124 843
Spirit AeroSystems Holdings Inc 3,019 247
TransDigm Group Inc 2,935 1,545
$ 4,270
Agriculture - 0.07%
Imperial Brands PLC 124,858 2,739
Japan Tobacco Inc 108,800 2,459
$ 5,198
Airlines - 0.02%
Delta Air Lines Inc 17,739 977
Southwest Airlines Co 10,155 570
$ 1,547
Apparel - 0.13%
Adidas AG 1,925 595
Carter's Inc 9,525 955
Feng TAY Enterprise Co Ltd 103,100 696
Fila Korea Ltd 9,835 485
Gildan Activewear Inc 24,800 634
Hanesbrands Inc 131,465 2,000
Kering SA 2,261 1,286
Makalot Industrial Co Ltd 83,450 466
Moncler SpA 14,379 555
NIKE Inc 5,038 451
Ralph Lauren Corp 15,446 1,483
Tapestry Inc 17,924 464
$ 10,070
Automobile Manufacturers - 0.12%
Fiat Chrysler Automobiles NV 193,775 3,007
Guangzhou Automobile Group Co Ltd 584,000 583
Isuzu Motors Ltd 102,600 1,192
Kia Motors Corp 12,247 448
Peugeot SA 78,842 1,997
Volvo AB - B Shares 124,988 1,873
$ 9,100
Automobile Parts & Equipment - 0.16%
Allison Transmission Holdings Inc 12,427 542
BorgWarner Inc 26,111 1,088
Cie Generale des Etablissements Michelin SCA 16,913 2,059
Dana Inc 60,522 982
Denso Corp 19,600 910
Faurecia SE 33,050 1,542
Koito Manufacturing Co Ltd 13,300 696
Lear Corp 9,570 1,127
Magna International Inc 36,800 1,979
Stanley Electric Co Ltd 25,900 717
Weichai Power Co Ltd 292,000 460
$ 12,102
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 1.00%
AIB Group PLC 1,340,234 $ 4,298
Associated Banc-Corp 75,103 1,510
Atlantic Union Bankshares Corp 28,125 1,037
Bangkok Bank PCL 94,500 546
Bank Leumi Le-Israel BM 48,663 354
Bank of America Corp 32,414 1,014
Bank OZK 55,278 1,551
Bankinter SA 355,034 2,459
BankUnited Inc 34,046 1,168
Cathay General Bancorp 24,092 857
CIMB Group Holdings Bhd 668,300 839
CIT Group Inc 27,047 1,160
Citigroup Inc 18,365 1,320
Citizens Financial Group Inc 27,539 968
Comerica Inc 36,984 2,419
Commerce Bancshares Inc/MO 12,145 782
Concordia Financial Group Ltd 435,400 1,776
Cullen/Frost Bankers Inc 11,018 992
DBS Group Holdings Ltd 48,600 926
DNB ASA 49,518 902
East West Bancorp Inc 24,409 1,048
Fifth Third Bancorp 50,257 1,461
Fukuoka Financial Group Inc 92,200 1,777
Huntington Bancshares Inc/OH 130,411 1,843
Investec PLC 399,957 2,268
Israel Discount Bank Ltd 37,933 173
KeyCorp 103,117 1,853
M&T Bank Corp 7,649 1,197
Mediobanca Banca di Credito Finanziario SpA 123,757 1,472
Mizrahi Tefahot Bank Ltd 4,583 114
Morgan Stanley 29,689 1,367
Northern Trust Corp 12,161 1,212
OFG Bancorp 57,483 1,167
Oversea-Chinese Banking Corp Ltd 102,900 827
PacWest Bancorp 115,424 4,270
Paragon Banking Group PLC 164,086 1,070
Pinnacle Financial Partners Inc 9,430 555
PNC Financial Services Group Inc/The 8,856 1,299
Regions Financial Corp 181,887 2,929
Signature Bank/New York NY 6,730 796
Skandinaviska Enskilda Banken AB 193,475 1,856
State Street Corp 29,195 1,929
Synovus Financial Corp 35,604 1,206
TCF Financial Corp 63,141 2,499
Toronto-Dominion Bank/The 46,500 2,655
UBS Group AG
(c)
596,937 7,065
Wells Fargo & Co 34,686 1,791
Zions Bancorp NA 49,335 2,391
$ 76,968
Beverages - 0.05%
Asahi Group Holdings Ltd 15,700 786
Carlsberg A/S 6,071 855
Coca-Cola European Partners PLC 7,445 398
Constellation Brands Inc 2,920 556
Kirin Holdings Co Ltd 48,100 1,021
Thai Beverage PCL 826,600 555
$ 4,171
Biotechnology - 0.05%
Amgen Inc 5,327 1,136
H Lundbeck A/S 66,549 2,274
Mirati Therapeutics Inc
(c)
5,581 526
$ 3,936
Building Materials - 0.21%
Buzzi Unicem SpA 43,156 1,041
China Lesso Group Holdings Ltd 810,000 836
Fletcher Building Ltd 21,347 63
Fortune Brands Home & Security Inc 13,487 810
Ibstock PLC
(d)
321,084 1,003
Imerys SA 65,257 2,521

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
267
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Kingspan Group PLC 10,168 $ 525
LafargeHolcim Ltd
(c)
85,144 4,395
Masco Corp 39,869 1,844
Summit Materials Inc
(c)
49,459 1,134
US Concrete Inc
(c)
20,275 1,060
Xinyi Glass Holdings Ltd 746,000 839
$ 16,071
Chemicals - 0.47%
Arkema SA 24,213 2,478
BASF SE 36,913 2,806
Cabot Corp 22,756 992
Celanese Corp 7,382 894
Chemours Co/The 203,620 3,341
Clariant AG
(c)
154,287 3,165
Covestro AG
(d)
59,097 2,838
Denka Co Ltd 44,100 1,273
Eastman Chemical Co 23,153 1,761
Huntsman Corp 66,971 1,482
Israel Chemicals Ltd 22,947 102
Methanex Corp 82,600 3,130
Mitsubishi Chemical Holdings Corp 272,700 2,078
Mitsubishi Gas Chemical Co Inc 155,400 2,192
Mitsui Chemicals Inc 70,300 1,672
Nissan Chemical Corp 14,700 604
Showa Denko KK 72,300 2,028
Solvay SA 13,035 1,417
Sumitomo Bakelite Co Ltd 27,300 1,132
Westlake Chemical Corp 12,058 762
$ 36,147
Commercial Services - 0.35%
Adecco Group AG 85,900 5,106
Ashtead Group PLC 56,674 1,726
ATD New Holdings Inc
(c),(e),(f)
385,347 9,649
CCR SA 175,400 726
Cengage Learning Holdings II Inc
(c)
34,465 439
H&R Block Inc 70,394 1,759
ManpowerGroup Inc 12,850 1,168
Persol Holdings Co Ltd 19,500 375
QinetiQ Group PLC 164,298 670
Randstad NV 52,627 2,921
Recruit Holdings Co Ltd 9,700 322
Robert Half International Inc 17,302 991
Sixt SE 7,091 694
Sohgo Security Services Co Ltd 8,400 456
$ 27,002
Computers - 0.09%
Appen Ltd 44,226 664
Atos SE 14,969 1,162
CyberArk Software Ltd
(c)
4,595 467
HP Inc 75,763 1,316
NetApp Inc 29,736 1,662
Obic Co Ltd 7,500 939
Perspecta Inc 22,543 598
$ 6,808
Consumer Products - 0.01%
Henkel AG & Co KGaA 10,823 1,041
Cosmetics & Personal Care - 0.02%
Lion Corp 17,000 356
Pola Orbis Holdings Inc 45,400 1,024
$ 1,380
Distribution & Wholesale - 0.13%
Fastenal Co 34,680 1,246
KAR Auction Services Inc 81,139 2,017
Marubeni Corp 268,100 1,887
Mitsubishi Corp 67,800 1,725
Seven Group Holdings Ltd 75,492 976
Toyota Tsusho Corp 33,400 1,152
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
WW Grainger Inc 3,058 $ 944
$ 9,947
Diversified Financial Services - 0.30%
Affiliated Managers Group Inc 8,773 701
Alliance Data Systems Corp 6,491 649
Ally Financial Inc 27,454 841
Ameriprise Financial Inc 9,191 1,387
Aruhi Corp 36,700 825
Capital One Financial Corp 8,719 813
Charles Schwab Corp/The 17,865 727
Discover Financial Services 10,485 842
E*TRADE Financial Corp 13,140 549
Evercore Inc - Class A 13,880 1,022
Hana Financial Group Inc 12,613 365
Intercontinental Exchange Inc 4,820 455
Jefferies Financial Group Inc 58,834 1,098
Mebuki Financial Group Inc 1,001,400 2,544
OneMain Holdings Inc 23,857 954
ORIX Corp 112,000 1,760
Raymond James Financial Inc 8,757 731
SBI Holdings Inc/Japan 19,800 431
SEI Investments Co 8,159 489
Standard Life Aberdeen PLC 1,012,291 3,980
Synchrony Financial 33,833 1,197
TD Ameritrade Holding Corp 24,874 955
$ 23,315
Electric - 2.80%
AGL Energy Ltd 172,833 2,359
Ameren Corp 16,038 1,246
CenterPoint Energy Inc 35,098 1,020
Clearway Energy Inc - Class C 986,420 17,884
CMS Energy Corp 201,409 12,874
Consolidated Edison Inc 165,000 15,216
DTE Energy Co 109,768 13,976
Edison International 252,000 15,851
Enel SpA 269,032 2,085
Entergy Corp 17,769 2,159
FirstEnergy Corp 368,894 17,824
Fortis Inc/Canada 485,000 20,150
Hera SpA 249,504 1,069
Meridian Energy Ltd 32,058 94
NextEra Energy Inc 90,000 21,451
NRG Energy Inc 362,500 14,543
Portland General Electric Co 22,817 1,298
Public Service Enterprise Group Inc 364,952 23,105
Sempra Energy 115,000 16,619
Vistra Energy Corp 590,000 15,948
$ 216,771
Electrical Components & Equipment - 0.03%
AMETEK Inc 3,099 284
Brother Industries Ltd 64,300 1,209
Delta Electronics Inc 140,000 615
Littelfuse Inc 2,970 521
$ 2,629
Electronics - 0.11%
ADT Inc 252,624 1,955
Allegion PLC 4,236 492
Gentex Corp 26,003 729
Honeywell International Inc 4,950 855
MINEBEA MITSUMI Inc 37,800 718
Mycronic AB 56,654 943
Nippon Electric Glass Co Ltd 74,500 1,678
Taiwan Union Technology Corp 204,000 894
$ 8,264
Energy - Alternate Sources - 0.38%
NextEra Energy Partners LP 550,985 29,037

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
268
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0.15%
ACS Actividades de Construccion y Servicios SA 76,744 $ 3,115
Auckland International Airport Ltd 24,242 144
Badger Daylighting Ltd 18,900 560
CIMIC Group Ltd 84,753 1,931
Eiffage SA 5,066 544
HOCHTIEF AG 21,249 2,655
Kyowa Exeo Corp 21,200 539
Obayashi Corp 121,000 1,245
SATS Ltd 200,600 744
SPIE SA 20,404 431
$ 11,908
Entertainment - 0.10%
Aristocrat Leisure Ltd 28,906 630
GVC Holdings PLC 357,002 4,119
Vail Resorts Inc 8,101 1,882
William Hill PLC 297,917 763
$ 7,394
Food - 0.12%
Calbee Inc 16,600 555
Coles Group Ltd 65,417 677
Colruyt SA 16,450 915
Dairy Farm International Holdings Ltd 10,703 65
Jardine Strategic Holdings Ltd 7,014 226
Koninklijke Ahold Delhaize NV 92,213 2,298
MEIJI Holdings Co Ltd 9,300 670
Sonae SGPS SA 916,555 925
Wm Morrison Supermarkets PLC 1,100,689 2,843
$ 9,174
Forest Products & Paper - 0.20%
Domtar Corp 66,276 2,412
Interfor Corp
(c)
73,432 875
International Paper Co 53,485 2,336
Mondi PLC 82,031 1,701
Oji Holdings Corp 177,500 918
Stora Enso Oyj 201,962 2,624
UPM-Kymmene Oyj 90,332 2,942
West Fraser Timber Co Ltd 31,300 1,447
$ 15,255
Gas - 0.94%
Atmos Energy Corp 94,682 10,650
Enagas SA 131,334 3,250
NiSource Inc 882,253 24,738
South Jersey Industries Inc 288,220 9,269
Southwest Gas Holdings Inc 281,802 24,602
$ 72,509
Hand & Machine Tools - 0.04%
Lincoln Electric Holdings Inc 10,795 967
Snap-on Inc 7,029 1,143
Techtronic Industries Co Ltd 82,000 641
$ 2,751
Healthcare - Products - 0.03%
Carl Zeiss Meditec AG 6,597 719
China Medical System Holdings Ltd 657,000 891
Fisher & Paykel Healthcare Corp Ltd 14,355 176
STERIS PLC 3,915 554
$ 2,340
Healthcare - Services - 0.06%
Encompass Health Corp 13,264 849
Fresenius Medical Care AG & Co KGaA 13,050 942
Fresenius SE & Co KGaA 17,138 902
NMC Health PLC 8,421 239
Quest Diagnostics Inc 17,079 1,729
Ryman Healthcare Ltd 10,007 83
$ 4,744
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified - 0.05%
CK Hutchison Holdings Ltd 244,500 $ 2,258
Jardine Matheson Holdings Ltd 7,010 399
Swire Pacific Ltd 139,000 1,325
$ 3,982
Home Builders - 0.17%
Persimmon PLC 227,548 6,712
PulteGroup Inc 53,160 2,086
Sekisui Chemical Co Ltd 68,000 1,186
Taylor Wimpey PLC 853,242 1,830
Toll Brothers Inc 38,958 1,549
$ 13,363
Home Furnishings - 0.02%
Hoshizaki Corp 5,000 425
SEB SA 4,465 678
Sony Corp 3,500 213
Targus Group International Inc
(c),(e),(f)
75,880 4
$ 1,320
Housewares - 0.03%
Newell Brands Inc 136,501 2,589
Insurance - 0.48%
Allstate Corp/The 7,645 814
American Financial Group Inc/OH 11,185 1,164
Arthur J Gallagher & Co 14,641 1,335
ASR Nederland NV 19,424 712
Athene Holding Ltd
(c)
13,146 570
Aviva PLC 702,699 3,788
Dai-ichi Life Holdings Inc 100,300 1,635
Fidelity National Financial Inc 39,092 1,792
Great-West Lifeco Inc 173,900 4,229
Hannover Rueck SE 3,288 583
Hanover Insurance Group Inc/The 14,376 1,894
iA Financial Corp Inc 48,500 2,336
Manulife Financial Corp 176,300 3,283
National General Holdings Corp 24,365 519
NN Group NV 90,056 3,436
Primerica Inc 3,656 461
Progressive Corp/The 19,313 1,346
Prudential Financial Inc 24,858 2,265
Swiss Life Holding AG 2,653 1,329
T&D Holdings Inc 142,300 1,585
Unum Group 67,436 1,857
$ 36,933
Internet - 0.04%
CDW Corp/DE 3,618 463
Expedia Group Inc 3,140 429
Kakaku.com Inc 18,500 430
Trend Micro Inc/Japan 22,200 1,120
VeriSign Inc
(c)
4,137 786
$ 3,228
Investment Companies - 0.00%
EXOR NV 4,749 364
Iron & Steel - 0.28%
ArcelorMittal 36,910 549
BlueScope Steel Ltd 46,855 429
Fortescue Metals Group Ltd 342,630 2,097
Nucor Corp 26,925 1,450
Reliance Steel & Aluminum Co 20,168 2,340
Specialty Steel Holdings, Inc.
(c),(e),(f)
87 13,279
Steel Dynamics Inc 61,299 1,861
$ 22,005
Leisure Products & Services - 0.05%
Giant Manufacturing Co Ltd 119,000 880
Planet Fitness Inc
(c)
13,010 828
Yamaha Motor Co Ltd 108,000 2,114
$ 3,822

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
269
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0.05%
City Developments Ltd 160,600 $ 1,272
Hilton Worldwide Holdings Inc 6,792 659
Melco Resorts & Entertainment Ltd ADR 6,652 143
NagaCorp Ltd 578,000 1,050
Shangri-La Asia Ltd 896,000 920
$ 4,044
Machinery - Construction & Mining - 0.06%
Hitachi Ltd 23,400 873
Komatsu Ltd 78,200 1,831
Oshkosh Corp 15,101 1,290
Sandvik AB 49,231 870
$ 4,864
Machinery - Diversified - 0.18%
Amada Holdings Co Ltd 136,200 1,551
ANDRITZ AG 63,079 2,836
Cognex Corp 4,022 207
Cummins Inc 8,682 1,498
Deutz AG 57,780 322
Dover Corp 13,940 1,448
Graco Inc 12,060 545
GrafTech International Ltd 93,546 1,130
KION Group AG 25,906 1,724
Nordson Corp 3,164 496
Roper Technologies Inc 1,344 453
Sumitomo Heavy Industries Ltd 43,500 1,351
$ 13,561
Media - 0.77%
Altice USA Inc
(c)
1,003,612 31,062
Charter Communications Inc
(c)
34,435 16,111
Cogeco Communications Inc 129,700 11,211
Comcast Corp - Class A 16,697 748
Quebecor Inc 32,000 744
$ 59,876
Metal Fabrication & Hardware - 0.03%
SKF AB 54,912 994
Timken Co/The 28,362 1,390
$ 2,384
Mining - 0.37%
Anglo American PLC 83,625 2,152
BHP Group Ltd 66,057 1,619
Boliden AB
(c)
42,641 1,150
Kirkland Lake Gold Ltd 3,300 155
Lundin Mining Corp 244,600 1,235
OZ Minerals Ltd 82,892 578
Perenti Global Ltd 363,086 572
Real Alloy Holding Inc
(c),(e),(f)
362 14,014
Rio Tinto Ltd 31,990 2,000
Rio Tinto PLC 43,860 2,284
Saracen Mineral Holdings Ltd
(c)
272,394 705
South32 Ltd 1,187,289 2,078
$ 28,542
Miscellaneous Manufacturers - 0.03%
AO Smith Corp 16,623 826
ITT Inc 7,090 421
Parker-Hannifin Corp 4,881 896
$ 2,143
Office & Business Equipment - 0.01%
FUJIFILM Holdings Corp 14,000 615
Oil & Gas - 0.79%
Aker BP ASA 60,342 1,674
Beach Energy Ltd 449,330 707
Cabot Oil & Gas Corp 44,637 832
Canadian Natural Resources Ltd 120,700 3,043
ConocoPhillips 18,318 1,011
DCC PLC 9,110 854
Eni SpA 185,288 2,811
EOG Resources Inc 7,036 488
Frontera Energy Corp 71,984 574
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Helmerich & Payne Inc 14,380 $ 539
Idemitsu Kosan Co Ltd 44,400 1,305
Imperial Oil Ltd 63,700 1,586
JXTG Holdings Inc 394,900 1,846
Lundin Petroleum AB 28,026 928
Marathon Oil Corp 66,267 764
Marathon Petroleum Corp 194,609 12,445
Milagro Oil & Gas Inc
(c),(e),(f)
1,874 191
Occidental Petroleum Corp 67,473 2,733
Oil Search Ltd 176,268 870
OMV AG 33,943 1,984
Repsol SA 177,361 2,923
Royal Dutch Shell PLC ADR 95,000 5,507
Royal Dutch Shell PLC - A Shares 153,644 4,454
Royal Dutch Shell PLC - B Shares 83,851 2,415
Santos Ltd 175,722 983
Suncor Energy Inc 88,500 2,631
TORC Oil & Gas Ltd 205,000 523
TOTAL SA 51,911 2,745
Woodside Petroleum Ltd 91,082 2,019
$ 61,385
Oil & Gas Services - 0.01%
Patterson-UTI Energy Inc 87,426 727
Packaging & Containers - 0.03%
Packaging Corp of America 12,771 1,398
Westrock Co 27,353 1,022
$ 2,420
Pharmaceuticals - 0.17%
AbbVie Inc 39,448 3,138
Alfresa Holdings Corp 30,000 670
Astellas Pharma Inc 63,500 1,090
Kyowa Kirin Co Ltd 38,300 705
McKesson Corp 3,381 450
Medipal Holdings Corp 27,000 617
Novartis AG 33,498 2,927
Ono Pharmaceutical Co Ltd 42,300 797
Reata Pharmaceuticals Inc
(c)
3,630 748
Shionogi & Co Ltd 10,500 630
Ship Healthcare Holdings Inc 13,200 562
Sumitomo Dainippon Pharma Co Ltd 29,400 513
$ 12,847
Pipelines - 0.54%
Enterprise Products Partners LP 748,300 19,478
ONEOK Inc 52,760 3,684
Targa Resources Corp 292,207 11,362
Williams Cos Inc/The 335,870 7,493
$ 42,017
Private Equity - 0.01%
Intermediate Capital Group PLC 54,892 1,056
Real Estate - 0.63%
Aroundtown SA 549,370 4,644
Azrieli Group Ltd 1,383 107
CA Immobilien Anlagen AG 21,493 828
Castellum AB 95,372 1,949
CK Asset Holdings Ltd 183,000 1,273
Daito Trust Construction Co Ltd 11,700 1,551
Echo Investment SA 396,170 456
Entra ASA
(d)
64,598 967
Fabege AB 70,166 1,048
Hongkong Land Holdings Ltd 36,933 203
Hysan Development Co Ltd 390,000 1,537
Kerry Properties Ltd 528,500 1,709
LEG Immobilien AG 22,434 2,577
Midea Real Estate Holding Ltd
(d)
468,600 1,166
Mitsubishi Estate Co Ltd 240,300 4,666
Mitsui Fudosan Co Ltd 87,370 2,235
New World Development Co Ltd 3,093,580 4,425
Nexity SA 10,098 523

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
270
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Nomura Real Estate Holdings Inc 53,600 $ 1,270
Sun Hung Kai Properties Ltd 277,500 4,205
TAG Immobilien AG
(c)
90,303 2,195
Times China Holdings Ltd 385,000 687
TLG Immobilien AG 57,766 1,694
Tokyo Tatemono Co Ltd 63,400 902
UOL Group Ltd 137,500 787
Vonovia SE 77,017 4,101
Wihlborgs Fastigheter AB 62,439 945
$ 48,650
REITs - 3.65%
AIMS APAC REIT 471,790 475
Alexandria Real Estate Equities Inc 23,280 3,696
Altarea SCA 2,912 640
American Homes 4 Rent 139,287 3,687
Americold Realty Trust 38,885 1,559
Apartment Investment & Management Co 81,086 4,450
Apple Hospitality REIT Inc 193,337 3,186
Arena REIT 914,772 1,910
Assura PLC 854,812 828
AvalonBay Communities Inc 31,164 6,783
Big Yellow Group PLC 69,484 1,028
Blackstone Mortgage Trust Inc 32,838 1,192
Brandywine Realty Trust 45,303 692
British Land Co PLC/The 347,422 2,793
Brookfield Property REIT Inc 150,637 2,847
Camden Property Trust 4,752 543
Canadian Apartment Properties REIT 30,158 1,256
CapitaLand Commercial Trust 556,100 837
CapitaLand Retail China Trust 1,155,488 1,290
CareTrust REIT Inc 51,600 1,251
Champion REIT 986,090 654
Charter Hall Group 84,145 656
City Office REIT Inc 148,423 2,010
CoreSite Realty Corp 71,500 8,401
Corporate Office Properties Trust 78,472 2,326
Covivio 15,365 1,740
Cromwell European Real Estate Investment Trust 2,031,700 1,143
Cromwell Property Group 4,585,851 4,190
Crown Castle International Corp 19,852 2,755
CubeSmart 104,290 3,306
Daiwa Office Investment Corp 202 1,609
Dexus 195,745 1,614
Dream Industrial Real Estate Investment Trust 450,330 4,595
Duke Realty Corp 34,651 1,218
EPR Properties 53,626 4,172
Equinix Inc 23,614 13,384
Essential Properties Realty Trust Inc 114,128 2,929
Essex Property Trust Inc 14,989 4,903
Far East Hospitality Trust 1,406,730 754
Frasers Logistics & Industrial Trust 1,046,500 969
Gecina SA 10,116 1,737
Goodman Group 130,709 1,298
GPT Group/The 399,625 1,640
Healthcare Trust of America Inc 171,727 5,324
Healthpeak Properties Inc 142,912 5,376
Highwoods Properties Inc 13,498 632
Host Hotels & Resorts Inc 150,996 2,475
Independence Realty Trust Inc 638,280 9,830
Industrial & Infrastructure Fund Investment Corp 1,105 1,730
Industrial Logistics Properties Trust 314,618 6,682
Inmobiliaria Colonial Socimi SA 119,681 1,547
Investec Australia Property Fund
(c)
742,821 804
Invincible Investment Corp 1,512 955
Invitation Homes Inc 237,327 7,307
Irish Residential Properties REIT PLC 536,076 1,050
Japan Hotel REIT Investment Corp 6,067 5,032
Japan Rental Housing Investments Inc 696 668
Kenedix Office Investment Corp 176 1,378
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Kenedix Retail REIT Corp 341 $ 939
Kilroy Realty Corp 24,276 2,037
Klepierre SA 156,165 5,821
Land Securities Group PLC 220,664 2,688
Lendlease Global Commercial REIT
(c)
776,000 542
Liberty Property Trust 26,924 1,590
Link REIT 541,400 5,897
LondonMetric Property PLC 538,456 1,617
Macquarie Mexico Real Estate Management SA
de CV
(d)
1,395,750 1,981
Mapletree Logistics Trust 1,728,430 2,134
MCUBS MidCity Investment Corp 4,986 5,783
Merlin Properties Socimi SA 291,884 4,297
Minto Apartment Real Estate Investment Trust 144,116 2,446
Mitsui Fudosan Logistics Park Inc
(c)
453 1,891
New Residential Investment Corp 84,366 1,336
NewRiver REIT PLC 585,779 1,526
NexPoint Residential Trust Inc 28,088 1,370
Northview Apartment Real Estate Investment
Trust
20,300 445
NSI NV 19,209 878
Park Hotels & Resorts Inc 12,251 285
Pebblebrook Hotel Trust 14,556 374
Physicians Realty Trust 232,942 4,349
PLA Administradora Industrial S de RL de CV 803,735 1,318
Primary Health Properties PLC 380,141 697
Prologis Inc 107,596 9,442
Rexford Industrial Realty Inc 45,238 2,175
Sabra Health Care REIT Inc 202,332 4,977
Segro PLC 290,413 3,177
Sekisui House Reit Inc 3,194 2,948
Simon Property Group Inc 16,075 2,422
Spirit Realty Capital Inc 33,887 1,689
STAG Industrial Inc 58,986 1,831
Stockland 629,599 2,126
STORE Capital Corp 90,837 3,679
Summit Industrial Income REIT 21,675 210
Summit Industrial Income REIT
(c)
76,974 748
Sun Communities Inc 31,898 5,188
Sunstone Hotel Investors Inc 61,093 825
Taubman Centers Inc 54,632 1,955
Terreno Realty Corp 24,153 1,362
Two Harbors Investment Corp 30,074 417
UNITE Group PLC/The 125,948 1,834
United Urban Investment Corp 1,354 2,732
Uniti Group Inc 618,635 4,281
VICI Properties Inc 212,742 5,010
Welltower Inc 72,354 6,562
Weyerhaeuser Co 47,242 1,380
WPT Industrial Real Estate Investment Trust 265,219 3,612
$ 282,559
Retail - 0.47%
Advance Auto Parts Inc 3,143 511
American Eagle Outfitters Inc 31,210 480
Best Buy Co Inc 28,146 2,021
Bosideng International Holdings Ltd 1,928,000 997
Canadian Tire Corp Ltd 19,000 2,048
Darden Restaurants Inc 9,514 1,068
Dick's Sporting Goods Inc 35,283 1,374
Domino's Pizza Inc 1,906 518
Dufry AG
(c)
57,855 5,032
Foot Locker Inc 45,263 1,969
Harvey Norman Holdings Ltd 835,173 2,357
Home Depot Inc/The 3,764 883
Industria de Diseno Textil SA 34,879 1,087
Kingfisher PLC 833,503 2,236
Kohl's Corp 46,860 2,402
MSC Industrial Direct Co Inc 23,604 1,728
Pandora A/S 36,459 1,794

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
271
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Penske Automotive Group Inc 34,404 $ 1,676
Ross Stores Inc 3,494 383
Ruth's Hospitality Group Inc 16,030 330
Starbucks Corp 6,315 534
Sundrug Co Ltd 22,000 728
Tiffany & Co 5,269 656
Tractor Supply Co 5,200 494
Tsuruha Holdings Inc 9,000 1,013
USS Co Ltd 45,300 877
Walgreens Boots Alliance Inc 27,732 1,519
$ 36,715
Savings & Loans - 0.01%
Sterling Bancorp/DE 31,478 619
Semiconductors - 0.19%
Advantest Corp 17,500 796
Applied Materials Inc 14,539 789
Broadcom Inc 4,966 1,454
Cabot Microelectronics Corp 10,878 1,644
Entegris Inc 16,742 804
Intel Corp 22,644 1,280
Lam Research Corp 4,061 1,101
Microchip Technology Inc 13,012 1,227
NXP Semiconductors NV 9,026 1,026
Realtek Semiconductor Corp
(c)
65,000 482
Skyworks Solutions Inc 11,400 1,038
SUMCO Corp 119,200 1,980
Teradyne Inc 5,245 321
Texas Instruments Inc 8,225 971
$ 14,913
Shipbuilding - 0.03%
Wartsila OYJ Abp 157,797 1,667
Yangzijiang Shipbuilding Holdings Ltd 1,469,200 1,029
$ 2,696
Software - 0.14%
CDK Global Inc 13,167 666
InterXion Holding NV
(c)
45,085 3,977
Micro Focus International PLC 327,582 4,496
Oracle Corp 12,972 707
Synopsys Inc
(c)
6,627 900
Temenos AG
(c)
2,540 363
$ 11,109
Storage & Warehousing - 0.02%
Safestore Holdings PLC 201,064 1,826
Telecommunications - 0.75%
Accton Technology Corp 165,000 981
BCE Inc 372,475 17,674
Cisco Systems Inc 25,375 1,205
CITIC Telecom International Holdings Ltd 2,007,000 762
KDDI Corp 47,400 1,312
LogMeIn Inc 11,666 766
Motorola Solutions Inc 8,437 1,403
NTT DOCOMO Inc 55,500 1,521
Service Stream Ltd 416,231 740
Spark New Zealand Ltd 45,934 132
Telefonica Deutschland Holding AG 2,102,950 6,679
TELUS Corp 650,000 23,121
TELUS Corp 45,200 1,608
$ 57,904
Toys, Games & Hobbies - 0.01%
Nintendo Co Ltd 1,800 660
Transportation - 0.09%
Canadian Pacific Railway Ltd 2,300 523
CH Robinson Worldwide Inc 11,224 849
CSX Corp 8,557 601
Hyundai Glovis Co Ltd 5,950 771
Kamigumi Co Ltd 26,400 597
Landstar System Inc 2,237 253
Old Dominion Freight Line Inc 916 167
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Poste Italiane SpA
(d)
43,548 $ 529
Sankyu Inc 17,600 895
SITC International Holdings Co Ltd 752,000 828
Union Pacific Corp 5,503 910
$ 6,923
Water - 0.01%
Pennon Group PLC 48,687 566
TOTAL COMMON STOCKS $ 1,425,754
CONVERTIBLE PREFERRED STOCKS
- 0.03% Shares Held Value (000's)
Banks - 0.03%
Wells Fargo & Co 7.50%
(g)
1,680 $ 2,536
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,536
PREFERRED STOCKS - 1.07% Shares Held Value (000's)
Banks - 0.31%
AgriBank FCB 6.88%, 01/01/2024
(g)
33,000 3,564
3 Month USD LIBOR + 4.23%
Banco do Estado do Rio Grande do Sul SA
0.93%
131,259 733
Citigroup Inc 6.88%, 11/15/2023
(g)
78,695 2,227
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
(g)
2,600 73
3 Month USD LIBOR + 3.64%
Fifth Third Bancorp 6.63%, 12/31/2023
(g)
93,674 2,672
3 Month USD LIBOR + 3.71%
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(g)
32,200 874
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(g)
62,796 1,646
KeyCorp 6.13%, 12/15/2026
(g)
40,000 1,199
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(g)
60,000 1,660
3 Month USD LIBOR + 3.49%
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(g)
27,567 749
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(g)
38,000 1,041
3 Month USD LIBOR + 3.15%
State Street Corp 5.35%, 03/15/2026
(g)
3,704 103
3 Month USD LIBOR + 3.71%
State Street Corp 5.90%, 03/15/2024
(g)
65,000 1,794
3 Month USD LIBOR + 3.11%
US Bancorp 6.50%, 01/15/2022
(g)
6,000 164
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(g)
119,879 3,527
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 06/15/2022
(g)
78,727 2,076
$ 24,102
Consumer Products - 0.01%
Henkel AG & Co KGaA 1.85% 9,313 968
Diversified Financial Services - 0.02%
Affiliated Managers Group Inc 5.88%,
03/30/2059
5,000 133
Charles Schwab Corp/The 6.00%, 12/01/2020
(g)
55,283 1,490
$ 1,623
Electric - 0.26%
Alabama Power Co 5.00%, 10/01/2022
(g)
75,000 1,968
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,388
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 200,000 5,592
Dominion Energy Inc 5.25%, 07/30/2076 76,941 1,999
DTE Energy Co 5.25%, 12/01/2077 35,000 941
Duke Energy Corp 5.75%, 06/15/2024
(g)
59,660 1,665
Entergy Louisiana LLC 4.70%, 06/01/2063 95,030 2,408

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
272
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
6,445 $ 178
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
120,000 3,332
Southern Co/The 5.25%, 12/01/2077 31,100 827
$ 20,298
Food - 0.01%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(d),(g)
10,000 1,000
Gas - 0.01%
Entergy New Orleans LLC 5.00%, 12/01/2052 17,346 442
Insurance - 0.08%
Arch Capital Group Ltd 5.25%, 09/29/2021
(g)
30,800 785
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
97,800 2,780
3 Month USD LIBOR + 5.60%
Reinsurance Group of America Inc 6.20%,
09/15/2042
14,888 406
3 Month USD LIBOR + 4.37%
Voya Financial Inc 5.35%, 09/15/2029
(g)
80,800 2,191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 6,162
REITs - 0.16%
Equity Residential 8.29%, 12/10/2026
(g)
20,702 1,304
Kimco Realty Corp 5.25%, 12/20/2022
(g)
63,000 1,634
Prologis Inc 8.54%, 11/13/2026
(g)
92,034 6,649
Public Storage 5.05%, 08/09/2022
(g)
2,000 52
Public Storage 5.60%, 03/11/2024
(g)
40,000 1,107
Public Storage 5.88%, 12/02/2019
(g)
40,875 1,033
SITE Centers Corp 6.38%, 06/05/2022
(g)
15,702 424
$ 12,203
Savings & Loans - 0.01%
People's United Financial Inc 5.63%, 12/15/2026
(g)
21,800 587
3 Month USD LIBOR + 4.02%
Sovereign - 0.15%
CoBank ACB 3.19%, 07/10/2022
(d),(g)
8,000 4,960
3 Month USD LIBOR + 1.18%
CoBank ACB 6.20%, 01/01/2025
(g)
7,000 756
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(g)
51,000 5,406
3 Month USD LIBOR + 4.56%
$ 11,122
Telecommunications - 0.05%
Centaur Funding Corp 9.08%, 04/21/2020
(d)
2,071 2,154
Telephone & Data Systems Inc 6.88%,
11/15/2059
9,296 236
Telephone & Data Systems Inc 7.00%,
03/15/2060
58,270 1,482
$ 3,872
TOTAL PREFERRED STOCKS $ 82,379
BONDS - 70.18%
Principal
Amount (000's) Value (000's)
Advertising - 0.07%
Outfront Media Capital LLC / Outfront Media
Capital Corp
5.00%, 08/15/2027
(d)
$ 5,400 $ 5,657
Aerospace & Defense - 0.44%
Leonardo SpA
4.88%, 03/24/2025 EUR 500 670
TransDigm Inc
5.50%, 11/15/2027
(d),(h)
$ 15,075 15,025
6.25%, 03/15/2026
(d)
7,700 8,248
6.38%, 06/15/2026 5,000 5,231
7.50%, 03/15/2027 1,950 2,094
TransDigm UK Holdings PLC
6.88%, 05/15/2026 1,025 1,092
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
United Technologies Corp
3.10%, 06/01/2022 $ 1,800 $ 1,855
$ 34,215
Agriculture - 0.31%
Adecoagro SA
6.00%, 09/21/2027 1,600 1,544
JBS Investments II GmbH
7.00%, 01/15/2026
(d)
1,500 1,626
7.00%, 01/15/2026 8,467 9,178
Kernel Holding SA
8.75%, 01/31/2022 1,500 1,587
Philip Morris International Inc
6.38%, 05/16/2038 1,500 2,050
Reynolds American Inc
4.00%, 06/12/2022 2,800 2,919
Tereos Finance Groupe I SA
4.13%, 06/16/2023 EUR 5,600 3,960
Vector Group Ltd
6.13%, 02/01/2025
(d)
$ 1,500 1,440
$ 24,304
Airlines - 0.16%
Gol Finance SA
7.00%, 01/31/2025
(d)
8,869 9,069
Latam Finance Ltd
7.00%, 03/01/2026
(d)
3,000 3,231
$ 12,300
Apparel - 0.00%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 238
Automobile Manufacturers - 0.12%
Daimler AG
1.40%, 01/12/2024 2,000 2,349
Jaguar Land Rover Automotive PLC
2.20%, 01/15/2024 3,500 3,523
Tesla Inc
5.30%, 08/15/2025
(d)
$ 3,250 3,071
$ 8,943
Automobile Parts & Equipment - 0.26%
American Axle & Manufacturing Inc
6.25%, 04/01/2025 2,195 2,115
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 2,300 2,913
LKQ European Holdings BV
3.63%, 04/01/2026 600 697
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05/15/2026
(d)
$ 8,125 8,590
Truck Hero Inc
8.50%, 04/21/2024
(d)
5,440 5,399
Weichai International Hong Kong Energy Group
Co Ltd
3.75%, 12/31/2049
(g),(i)
700 704
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%
$ 20,418
Banks - 4.53%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(d),(g),(i)
2,600 2,928
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/2020 1,500 1,512
Banco de Sabadell SA
5.38%, 12/12/2028
(i)
EUR 2,200 2,760
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
273
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco do Brasil SA/Cayman
6.25%, 12/29/2049
(g),(i)
$ 7,500 $ 7,461
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Internacional del Peru SAA Interbank
3.25%, 10/04/2026
(d)
2,065 2,060
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(d),(g),(i)
7,000 7,147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12/31/2049
(g),(i)
3,000 3,063
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.50%, 12/31/2049
(d),(g),(i)
2,850 2,972
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 5.47%
Banco Votorantim SA
4.50%, 09/24/2024
(d)
2,315 2,387
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/2034
(d),(i)
1,820 1,844
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%
Bank of America Corp
6.30%, 12/31/2049
(g),(i)
14,300 16,260
3 Month USD LIBOR + 4.55%
6.50%, 12/31/2049
(g),(i)
5,300 6,010
3 Month USD LIBOR + 4.17%
Bank of Montreal
1.61%, 10/28/2021 CAD 3,750 2,830
Bank of New York Mellon Corp/The
4.62%, 12/31/2049
(g),(i)
$ 6,000 6,216
3 Month USD LIBOR + 3.13%
4.95%, 12/31/2049
(g),(i)
4,420 4,464
3 Month USD LIBOR + 3.42%
Banque Centrale de Tunisie International Bond
5.63%, 02/17/2024 EUR 7,500 8,174
Barclays Bank PLC
6.28%, 12/29/2049
(g),(i)
$ 2,000 2,212
3 Month USD LIBOR + 1.55%
Barclays PLC
7.88%, 12/31/2049
(g),(i)
7,500 7,997
USD Swap Semi-Annual 5 Year + 6.77%
BB&T Corp
4.80%, 12/31/2049
(g),(i)
7,000 7,123
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
BBVA Bancomer SA/Texas
5.88%, 09/13/2034
(d),(i)
2,510 2,550
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.31%
BNP Paribas SA
2.13%, 01/23/2027
(i)
EUR 1,000 1,225
3 Month Euro Interbank Offered Rate +
1.80%
7.37%, 12/31/2049
(d),(g),(i)
$ 3,000 3,390
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(d),(g),(i)
5,000 5,250
USD Swap Semi-Annual 5 Year + 6.31%
CaixaBank SA
3.50%, 02/15/2027
(i)
EUR 2,200 2,598
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.35%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 925 744
Capital One NA
2.25%, 09/13/2021 $ 850 853
CIT Group Inc
6.13%, 03/09/2028 295 348
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citibank NA
2.13%, 10/20/2020 $ 1,750 $ 1,754
Citigroup Capital III
7.63%, 12/01/2036 4,600 6,533
Citigroup Inc
5.90%, 12/29/2049
(g),(i)
3,043 3,222
3 Month USD LIBOR + 4.23%
5.95%, 12/31/2049
(g),(i)
2,500 2,675
3 Month USD LIBOR + 3.91%
Citizens Financial Group Inc
6.38%, 12/31/2049
(g),(i)
10,930 11,613
3 Month USD LIBOR + 3.16%
Credit Agricole SA
7.88%, 12/31/2049
(d),(g),(i)
6,000 6,764
USD Swap Semi-Annual 5 Year + 4.90%
Credit Suisse AG/New York NY
3.63%, 09/09/2024 1,900 2,019
Credit Suisse Group AG
6.25%, 12/31/2049
(d),(g),(i)
1,000 1,066
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2049
(d),(g),(i)
500 527
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/31/2049
(d),(g),(i)
3,300 3,659
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(g),(i)
5,000 5,543
USD Swap Semi-Annual 5 Year + 4.60%
DNB Bank ASA
6.50%, 12/31/2049
(g),(i)
3,000 3,150
USD Swap Semi-Annual 5 Year + 5.08%
Ecobank Transnational Inc
9.50%, 04/18/2024 1,500 1,669
Fifth Third Bancorp
5.10%, 12/31/2049
(g),(i)
13,000 13,195
3 Month USD LIBOR + 3.03%
8.25%, 03/01/2038 900 1,382
FirstRand Bank Ltd
6.25%, 04/23/2028
(i)
550 583
USD Swap Semi-Annual 5 Year + 3.56%
Goldman Sachs Group Inc/The
4.22%, 05/01/2029
(i)
1,750 1,913
3 Month USD LIBOR + 1.30%
5.50%, 12/31/2049
(g),(i)
1,000 1,070
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Holdings PLC
4.38%, 11/23/2026 1,800 1,945
6.87%, 12/31/2049
(g),(i)
6,600 6,887
USD Swap Rate NY 5 Year + 5.51%
Iccrea Banca SpA
1.50%, 10/11/2022 EUR 3,500 3,994
ING Groep NV
2.96%, 04/11/2028
(i)
1,000 1,206
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.85%
6.50%, 12/31/2049
(g),(i)
$ 2,500 2,656
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12/31/2049
(g),(i)
5,000 5,275
USD Swap Semi-Annual 5 Year + 5.12%
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/31/2049
(d),(g),(i)
3,136 3,232
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
6.13%, 12/31/2049
(g),(i)
6,000 6,184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
274
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
5.30%, 12/31/2049
(g),(i)
$ 1,000 $ 1,015
3 Month USD LIBOR + 3.80%
6.75%, 12/31/2049
(g),(i)
11,200 12,496
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 1,038
Lloyds Bank PLC
12.00%, 12/29/2049
(d),(g),(i)
4,100 4,992
3 Month USD LIBOR + 11.76%
12.00%, 12/29/2049
(g),(i)
3,000 3,653
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
0.63%, 01/15/2024
(i)
EUR 2,100 2,362
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
2.25%, 10/16/2024 GBP 400 532
6.41%, 01/29/2049
(d),(g),(i)
$ 3,500 3,898
3 Month USD LIBOR + 1.50%
6.66%, 01/29/2049
(d),(g),(i)
2,400 2,718
3 Month USD LIBOR + 1.27%
7.50%, 12/31/2049
(g),(i)
5,000 5,501
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
6.45%, 12/31/2049
(g),(i)
535 584
3 Month USD LIBOR + 3.61%
Morgan Stanley
2.63%, 03/09/2027 GBP 1,100 1,514
5.55%, 12/31/2049
(g),(i)
$ 8,525 8,632
3 Month USD LIBOR + 3.81%
National Australia Bank Ltd/New York
2.50%, 07/12/2026 2,000 2,019
Noor Sukuk Co Ltd
4.47%, 04/24/2023 700 733
Popular Inc
6.13%, 09/14/2023 5,000 5,375
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(d)
12,630 12,279
QNB Finansbank AS
4.88%, 05/19/2022 2,000 1,995
4.88%, 05/19/2022
(d)
2,920 2,913
6.88%, 09/07/2024
(d)
3,420 3,599
Royal Bank of Scotland Group PLC
8.62%, 12/29/2049
(g),(i)
6,000 6,465
USD Swap Semi-Annual 5 Year + 7.60%
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(i)
2,000 2,110
3 Month USD LIBOR + 1.40%
Societe Generale SA
7.88%, 12/31/2049
(d),(g),(i)
6,000 6,578
USD Swap Semi-Annual 5 Year + 4.98%
Standard Chartered PLC
7.75%, 12/31/2049
(d),(g),(i)
7,000 7,621
USD Swap Semi-Annual 5 Year + 5.72%
Swedbank AB
6.00%, 12/31/2049
(g),(i)
8,000 8,290
USD Swap Semi-Annual 5 Year + 4.11%
Turkiye Halk Bankasi AS
5.00%, 07/13/2021 1,700 1,568
Turkiye Is Bankasi AS
6.13%, 04/25/2024 1,400 1,362
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/2021 2,000 1,984
8.13%, 03/28/2024
(d)
4,505 4,639
UBS Group AG
6.88%, 12/31/2049
(g),(i)
3,000 3,251
USD Swap Semi-Annual 5 Year + 4.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Unione di Banche Italiane SpA
4.25%, 05/05/2026
(i)
EUR 2,000 $ 2,319
EUR Swap Annual (VS 6 Month) 5 Year
+ 4.18%
Wells Fargo & Co
5.87%, 12/31/2049
(g),(i)
$ 7,100 7,863
3 Month USD LIBOR + 3.99%
Wells Fargo Bank NA
6.60%, 01/15/2038 1,750 2,516
Woori Bank
5.25%, 12/31/2049
(g),(i)
3,206 3,298
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
Yapi ve Kredi Bankasi AS
5.50%, 12/06/2022 600 581
$ 350,387
Beverages - 0.04%
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 700 851
Molson Coors Brewing Co
2.10%, 07/15/2021 $ 1,900 1,901
$ 2,752
Biotechnology - 0.03%
Celgene Corp
4.63%, 05/15/2044 2,000 2,415
Building Materials - 0.06%
Cemex SAB de CV
5.70%, 01/11/2025 1,000 1,029
HeidelbergCement AG
2.25%, 03/30/2023 EUR 2,000 2,368
Standard Industries Inc/NJ
4.75%, 01/15/2028
(d)
$ 1,015 1,053
$ 4,450
Chemicals - 0.72%
Alpek SAB de CV
4.50%, 11/20/2022 1,300 1,352
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 458
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(d),(h)
$ 3,795 3,761
5.88%, 01/31/2050
(d),(h)
3,670 3,647
CF Industries Inc
5.15%, 03/15/2034 1,640 1,738
CNAC HK Finbridge Co Ltd
5.13%, 03/14/2028 7,565 8,428
Cornerstone Chemical Co
6.75%, 08/15/2024
(d)
10,632 9,781
DuPont de Nemours Inc
4.21%, 11/15/2023 700 750
INEOS Finance PLC
2.88%, 05/01/2026 EUR 2,750 3,029
Israel Chemicals Ltd
6.38%, 05/31/2038
(d)
$ 5,055 6,081
Kronos International Inc
3.75%, 09/15/2025 EUR 200 220
OCI NV
5.00%, 04/15/2023 400 465
6.63%, 04/15/2023
(d)
$ 800 835
OCP SA
4.50%, 10/22/2025
(d)
2,410 2,548
5.63%, 04/25/2024 2,200 2,412
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044 500 526
Sasol Financing USA LLC
5.88%, 03/27/2024 2,400 2,588
6.50%, 09/27/2028 2,050 2,292

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
275
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Solvay Finance SA
5.87%, 12/31/2049
(g),(i)
EUR 400 $ 526
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%
TPC Group Inc
10.50%, 08/01/2024
(d)
$ 4,000 4,240
$ 55,677
Coal - 0.08%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(d)
4,085 3,452
Foresight Energy LLC / Foresight Energy Finance
Corp
0.00%, 04/01/2023
(c),(d)
28,670 2,508
$ 5,960
Commercial Mortgage Backed Securities - 19.90%
Banc of America Merrill Lynch Commercial
Mortgage Inc
5.50%, 11/10/2042
(j)
2,499 2,474
BANK 2017-BNK4
0.81%, 05/15/2050
(j),(k)
13,843 801
BANK 2017-BNK5
1.18%, 06/15/2060
(d),(j),(k)
42,403 3,340
3.08%, 06/15/2060
(d),(j)
18,288 16,757
4.26%, 06/15/2060
(d),(j)
8,356 6,243
BANK 2017-BNK9
1.42%, 11/15/2054
(d),(j),(k)
15,200 1,524
2.80%, 11/15/2054
(d)
10,000 8,806
BANK 2018-BNK10
1.74%, 02/15/2061
(d),(j),(k)
31,334 3,927
BANK 2018-BNK12
1.42%, 05/15/2061
(d),(j),(k)
18,728 1,998
3.00%, 05/15/2061
(d)
6,000 5,457
BANK 2018-BNK13
1.54%, 08/15/2061
(d),(j),(k)
41,485 4,928
3.00%, 08/15/2061
(d)
11,500 10,280
4.22%, 08/15/2061
(j)
3,500 3,977
BANK 2018-BNK14
1.60%, 09/15/2060
(d),(j),(k)
11,466 1,421
3.00%, 09/15/2060
(d)
8,000 7,370
BANK 2019-BNK16
1.83%, 02/15/2052
(d),(j),(k)
13,120 1,892
3.00%, 02/15/2052
(d)
2,500 2,091
3.00%, 02/15/2052
(d)
2,500 2,323
BANK 2019-BNK17
1.60%, 04/15/2052
(d),(j),(k)
11,541 1,477
3.00%, 04/15/2052
(d)
3,500 3,226
3.00%, 04/15/2052
(d)
3,849 3,265
BANK 2019-BNK18
1.35%, 05/15/2062
(d),(j),(k)
17,647 1,971
3.00%, 05/15/2062
(d)
3,580 3,305
3.00%, 05/15/2062
(d)
4,250 3,682
Bank 2019-BNK19
1.03%, 08/15/2061
(d),(j),(k)
17,014 1,468
3.00%, 08/15/2061
(d)
3,000 2,743
3.18%, 08/15/2061 10,000 10,595
BANK 2019-BNK20
0.84%, 09/15/2061 50,000 3,413
1.21%, 09/15/2061
(d),(j)
15,674 1,577
2.50%, 09/15/2061
(d)
4,921 4,366
2.50%, 09/15/2061
(d)
3,250 2,679
BANK 2019-BNK22
0.00%, 11/15/2062
(c),(d),(f),(h),(j),(k)
18,082 1,476
2.50%, 11/15/2062
(d),(h)
5,000 4,386
Barclays Commercial Mortgage Trust 2019-C3
1.79%, 05/15/2052
(d),(j),(k)
6,117 889
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Barclays Commercial Mortgage Trust 2019-C4
1.17%, 08/15/2052
(d),(j),(k)
$ 13,091 $ 1,242
1.60%, 08/15/2052
(j),(k)
48,957 5,971
3.25%, 08/15/2052
(d)
4,000 3,728
BBCMS 2018-TALL Mortgage Trust
2.64%, 03/15/2037
(d)
15,000 14,966
1.00 x 1 Month USD LIBOR + 0.72%
BBCMS Mortgage Trust 2018-C2
4.97%, 12/15/2051
(j)
5,000 5,554
BENCHMARK 2018-B1 Mortgage Trust
1.12%, 01/15/2051
(d),(j),(k)
12,667 1,071
1.37%, 01/15/2051
(d),(j),(k)
30,260 3,076
2.75%, 01/15/2051
(d)
11,120 9,849
3.67%, 01/15/2051
(j)
3,000 3,273
BENCHMARK 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(d),(j),(k)
5,520 583
Benchmark 2018-B5 Mortgage Trust
0.49%, 07/15/2051
(j),(k)
97,114 3,382
3.11%, 07/15/2051
(d),(j)
4,500 4,195
BENCHMARK 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(d),(j),(k)
37,790 4,329
3.12%, 10/10/2051
(d),(j)
3,801 3,230
3.12%, 10/10/2051
(d),(j)
11,720 10,856
BENCHMARK 2018-B7 Mortgage Trust
1.86%, 05/15/2053
(d),(j)
16,962 2,505
3.00%, 05/15/2053
(d),(j)
5,000 4,570
Benchmark 2018-B8 Mortgage Trust
1.87%, 01/15/2052
(d),(j),(k)
6,900 980
3.00%, 01/15/2052
(d)
9,250 8,507
BENCHMARK 2019-B10 Mortgage Trust
1.23%, 03/15/2062
(j),(k)
47,948 4,406
1.87%, 03/15/2062
(d),(j),(k)
12,985 1,955
3.00%, 03/15/2062
(d)
3,250 2,972
3.00%, 03/15/2062
(d)
5,236 4,494
Benchmark 2019-B11 Mortgage Trust
1.52%, 05/15/2052
(d),(j),(k)
13,924 1,694
3.00%, 05/15/2052
(d)
3,000 2,745
Benchmark 2019-B12 Mortgage Trust
1.13%, 08/15/2052
(d),(j),(k)
13,870 1,287
3.00%, 08/15/2052
(d)
12,000 10,973
Benchmark 2019-B13 Mortgage Trust
1.27%, 08/15/2057
(j)
58,000 4,978
1.64%, 08/15/2057
(d),(j),(k)
4,000 512
2.50%, 08/15/2057
(d)
7,500 6,506
2.50%, 08/15/2057
(d)
5,500 4,435
Benchmark 2019-B9 Mortgage Trust
2.00%, 03/15/2052
(d),(j),(k)
11,550 1,816
3.00%, 03/15/2052
(d)
3,000 2,759
BX Commercial Mortgage Trust 2018-BIOA
2.58%, 03/15/2037
(d)
15,000 14,963
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2018-IND
2.66%, 11/15/2035
(d)
2,375 2,373
1.00 x 1 Month USD LIBOR + 0.75%
BX Commercial Mortgage Trust 2019-XL
2.92%, 10/15/2036
(d)
25,000 25,031
1.00 x 1 Month USD LIBOR + 0.92%
BX Trust 2018-BILT
2.71%, 05/15/2030
(d)
16,502 16,471
1.00 x 1 Month USD LIBOR + 0.80%
BX Trust 2018-EXCL
3.00%, 09/15/2037
(d)
5,762 5,747
1.00 x 1 Month USD LIBOR + 1.09%
BX Trust 2018-GW
2.71%, 05/15/2035
(d)
15,862 15,832
1.00 x 1 Month USD LIBOR + 0.80%

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
276
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Cantor Commercial Real Estate Lending
2019-CF2
1.60%, 11/15/2052
(d),(j),(k)
$ 10,105 $ 1,204
2.50%, 11/15/2052
(d)
5,000 4,330
CD 2006-CD2 Mortgage Trust
5.50%, 01/15/2046
(j)
1,892 1,120
CD 2017-CD4 Mortgage Trust
4.35%, 05/10/2050
(j)
7,470 8,017
CD 2017-CD5 Mortgage Trust
3.35%, 08/15/2050
(d)
7,000 6,265
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(d),(j),(k)
20,444 2,608
3.10%, 08/15/2051
(d),(j)
12,750 11,751
4.85%, 08/15/2051
(j)
5,182 5,784
CFCRE Commercial Mortgage Trust 2016-C6
1.17%, 11/10/2049
(j),(k)
44,162 2,881
4.22%, 11/10/2049
(j)
4,000 4,194
CGMS Commercial Mortgage Trust 2017-B1
3.00%, 08/15/2050
(d)
7,435 6,415
Citigroup Commercial Mortgage Trust
0.00%, 11/10/2052
(c),(d),(h),(j),(k)
11,280 606
3.00%, 11/10/2052
(d),(h)
5,000 4,534
3.00%, 11/10/2052
(d),(h)
3,787 3,218
Citigroup Commercial Mortgage Trust 2012-GC8
4.88%, 09/10/2045
(d),(j)
1,875 1,754
Citigroup Commercial Mortgage Trust
2013-GC15
4.25%, 09/10/2046
(d),(j)
16,492 14,061
5.21%, 09/10/2046
(d),(j)
7,700 8,155
Citigroup Commercial Mortgage Trust 2016-C1
1.89%, 05/10/2049
(j),(k)
36,455 3,584
Citigroup Commercial Mortgage Trust
2016-GC37
1.76%, 04/10/2049
(j),(k)
14,823 1,311
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(d),(j),(k)
13,247 1,379
3.17%, 03/10/2051
(d),(j)
2,500 2,280
Citigroup Commercial Mortgage Trust 2018-C5
3.22%, 06/10/2051
(d),(j)
1,000 938
Citigroup COmmercial Mortgage Trust 2018-C6
5.07%, 11/10/2051
(d),(j)
10,000 10,717
Citigroup Commercial Mortgage Trust
2019-GC41
0.98%, 08/10/2056
(d),(j),(k)
13,007 920
3.00%, 08/10/2056
(d)
15,500 14,178
3.00%, 08/10/2056
(d)
4,000 3,426
3.00%, 08/10/2056
(d)
9,330 6,597
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(d)
13,993 11,833
5.32%, 05/15/2045
(d),(j)
8,889 9,206
COMM 2012-CCRE4 Mortgage Trust
4.59%, 10/15/2045
(d),(j)
5,000 2,467
COMM 2012-CCRE5 Mortgage Trust
4.32%, 12/10/2045
(d),(j)
3,475 3,535
4.32%, 12/10/2045
(d),(j)
7,500 7,339
Comm 2013-CCRE13 Mortgage Trust
4.89%, 11/10/2046
(d),(j)
6,421 6,684
4.89%, 11/10/2046
(d),(j)
4,110 4,162
COMM 2013-CCRE6 Mortgage Trust
1.05%, 03/10/2046
(j),(k)
55,209 1,409
4.08%, 03/10/2046
(d),(j)
13,215 13,293
4.08%, 03/10/2046
(d),(j)
13,750 12,864
COMM 2013-CCRE7 Mortgage Trust
4.38%, 03/10/2046
(d),(j)
7,500 6,239
COMM 2014-CCRE15 Mortgage Trust
4.25%, 02/10/2047
(d),(j)
5,414 5,304
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(d),(j),(k)
$ 44,717 $ 570
4.85%, 05/10/2047
(d),(j)
12,469 12,783
Comm 2014-UBS2 Mortgage Trust
5.00%, 03/10/2047
(d),(j)
13,690 13,064
COMM 2014-UBS3 Mortgage Trust
4.78%, 06/10/2047
(d),(j)
11,861 11,384
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(d)
6,500 5,767
COMM 2015-LC19 Mortgage Trust
4.25%, 02/10/2048
(d),(j)
8,000 7,076
COMM 2015-LC23 Mortgage Trust
3.65%, 10/10/2048
(d),(j)
6,000 5,981
COMM 2016-COR1 Mortgage Trust
1.44%, 10/10/2049
(j),(k)
44,634 3,181
4.38%, 10/10/2049
(j)
5,000 5,290
COMM 2017-COR2 Mortgage Trust
1.17%, 09/10/2050
(j),(k)
75,844 5,742
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(d),(j),(k)
15,800 1,980
2.96%, 05/10/2051
(d),(j)
8,500 7,663
Credit Suisse Commercial Mortgage Trust Series
2007-C1
5.46%, 02/15/2040
(j)
23,015 10,641
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(d),(j),(k)
8,985 1,000
3.27%, 08/15/2051
(d),(j)
3,500 3,292
4.22%, 08/15/2051
(j)
5,000 5,650
CSAIL 2019-C15 Commercial Mortgage Trust
1.05%, 03/15/2052
(j),(k)
55,938 4,284
1.98%, 03/15/2052
(d),(j),(k)
3,981 618
3.00%, 03/15/2052
(d)
2,500 2,286
CSAIL 2019-C17 Commercial Mortgage Trust
1.37%, 09/15/2052
(j),(k)
29,990 3,127
DBGS 2018-5BP Mortgage Trust
2.56%, 06/15/2033
(d)
5,220 5,205
1.00 x 1 Month USD LIBOR + 0.65%
DBGS 2018-BIOD Mortgage Trust
1.75%, 10/15/2051
(d),(j),(k)
9,496 1,223
4.47%, 10/15/2051 5,500 6,349
DBJPM 17-C6 Mortgage Trust
1.03%, 06/10/2050
(j),(k)
99,110 5,541
3.24%, 06/10/2050
(d),(j)
15,000 13,903
DBUBS 2011-LC1 Mortgage Trust
0.31%, 11/10/2046
(d),(j),(k)
142,384 560
DBUBS 2011-LC2 Mortgage Trust
1.04%, 07/10/2044
(d),(j),(k)
9,333 111
Freddie Mac Multifamily Structured Pass
Through Certificates
1.26%, 08/25/2020
(j),(k)
22,693 163
1.40%, 05/25/2040
(j),(k)
35,000 54
1.45%, 04/25/2041
(j),(k)
86,714 636
1.48%, 01/25/2043
(j),(k)
79,054 5,574
1.63%, 11/25/2042
(j),(k)
83,688 2,532
1.65%, 11/25/2040
(j),(k)
16,936 710
1.66%, 06/25/2041
(j),(k)
20,000 1,053
1.66%, 10/25/2041
(j),(k)
43,000 2,511
1.97%, 11/25/2044
(j),(k)
16,293 1,451
2.01%, 02/25/2041
(j),(k)
33,968 936
2.01%, 09/25/2047
(j),(k)
41,400 4,885
2.04%, 02/25/2045
(j),(k)
27,900 2,634
2.11%, 05/25/2025
(j),(k)
43,706 4,384
2.11%, 08/25/2042
(j),(k)
98,038 9,762
2.15%, 05/25/2047
(j),(k)
42,000 5,191
2.16%, 08/25/2045
(j),(k)
98,643 14,022
2.17%, 07/25/2026
(j),(k)
39,161 4,785
2.17%, 05/25/2046
(j),(k)
75,770 8,402
2.19%, 01/25/2026
(j),(k)
70,234 8,021

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
277
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through
Certificates   (continued)
2.20%, 12/25/2039
(j),(k)
$ 25,654 $ 1,153
2.21%, 10/25/2028
(j),(k)
17,800 2,847
2.23%, 09/25/2046
(j),(k)
14,690 2,407
2.26%, 07/25/2046
(j),(k)
17,686 2,864
2.27%, 08/25/2045
(j),(k)
37,838 6,182
2.30%, 01/25/2046
(j),(k)
42,892 7,602
2.31%, 02/25/2047
(j),(k)
28,250 5,148
2.32%, 01/25/2051
(j),(k)
17,584 3,043
3.61%, 06/25/2041
(j),(k)
4,400 239
4.62%, 11/25/2044
(j),(k)
1,800 78
GS Mortgage Securities Corp II
1.41%, 07/10/2051
(d),(j),(k)
8,017 898
GS Mortgage Securities Corp Trust 2018-HULA
2.83%, 07/15/2025
(d)
17,265 17,238
1.00 x 1 Month USD LIBOR + 0.92%
GS Mortgage Securities Corp Trust 2019-SMP
3.06%, 08/15/2032
(d)
8,000 8,000
1.00 x 1 Month USD LIBOR + 1.15%
GS Mortgage Securities Trust 2010-C2
5.18%, 12/10/2043
(d),(j)
5,000 5,140
GS Mortgage Securities Trust 2011-GC5
5.39%, 08/10/2044
(d),(j)
3,660 3,375
GS Mortgage Securities Trust 2012-GCJ7
5.69%, 05/10/2045
(d),(j)
7,429 7,454
GS Mortgage Securities Trust 2012-GCJ9
4.74%, 11/10/2045
(d),(j)
5,000 5,136
4.74%, 11/10/2045
(d),(j)
8,500 8,156
GS Mortgage Securities Trust 2013-GC16
3.50%, 11/10/2046
(d)
2,500 2,028
GS Mortgage Securities Trust 2013-GCJ14
4.75%, 08/10/2046
(d),(j)
10,460 10,833
4.75%, 08/10/2046
(d),(j)
7,742 7,727
4.75%, 08/10/2046
(d),(j)
2,500 2,421
GS Mortgage Securities Trust 2014-GC26
1.21%, 11/10/2047
(d),(j),(k)
29,811 1,635
4.52%, 11/10/2047
(d),(j)
2,570 2,285
GS Mortgage Securities Trust 2017-GS7
1.13%, 08/10/2050
(j),(k)
28,916 1,993
GS Mortgage Securities Trust 2018-GS9
1.36%, 03/10/2051
(d),(j),(k)
8,353 817
GS Mortgage Securities Trust 2019-GC38
3.00%, 02/10/2052
(d)
2,500 2,280
GS Mortgage Securities Trust 2019-GC39
1.63%, 05/10/2052
(d),(j),(k)
16,430 2,183
3.00%, 05/10/2052
(d)
4,864 4,425
3.00%, 05/10/2052
(d)
2,497 2,132
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(d),(j),(k)
4,941 496
1.16%, 07/10/2052
(d),(j),(k)
16,500 1,601
3.00%, 07/10/2052
(d)
4,000 3,650
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(d),(j)
13,000 1,058
2.80%, 09/01/2052
(d)
8,500 7,567
2.80%, 09/01/2052
(d)
3,500 2,903
GS Mortgage Securities Trust 2019-GSA1
0.00%, 11/10/2052
(c),(d),(h),(j),(k)
21,600 1,849
2.80%, 11/10/2052
(d),(h)
5,000 4,353
Hilton Orlando Trust 2018-ORL
2.68%, 12/15/2034
(d)
10,000 9,997
1.00 x 1 Month USD LIBOR + 0.77%
J.P. Morgan Chase Commercial Mortgage
Securities Trust 2018-ASH8
2.71%, 02/15/2035
(d)
11,398 11,383
1.00 x 1 Month USD LIBOR + 0.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC12
4.99%, 09/12/2037
(j)
$ 17 $ 17
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(j)
9,132 7,484
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 792 730
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
4.00%, 08/15/2046
(d),(j)
6,000 5,897
5.40%, 08/15/2046
(d),(j)
4,844 4,953
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6
2.97%, 05/15/2045
(d),(j)
3,750 3,067
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8
2.75%, 10/15/2045
(d),(j)
8,553 7,358
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
3.74%, 12/15/2046
(d),(j)
10,000 9,111
5.03%, 12/15/2046
(d),(j)
5,000 5,274
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11
1.26%, 04/15/2046
(j),(k)
51,121 1,888
JP Morgan Chase Commercial Mortgage
Securities Trust 2019-BKWD
2.89%, 09/15/2029
(d)
3,000 3,004
1.00 x 1 Month USD LIBOR + 1.00%
JPMBB Commercial Mortgage Securities Trust
2013-C12
4.10%, 07/15/2045
(j)
7,286 7,318
JPMBB Commercial Mortgage Securities Trust
2013-C15
3.50%, 11/15/2045
(d)
9,191 7,694
5.20%, 11/15/2045
(d),(j)
23,750 25,334
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.85%, 02/15/2047
(j),(k)
46,725 1,406
4.81%, 02/15/2047
(d),(j)
7,850 7,506
JPMBB Commercial Mortgage Securities Trust
2014-C19
4.68%, 04/15/2047
(d),(j)
1,359 1,398
4.68%, 04/15/2047
(j)
15,096 16,026
JPMBB Commercial Mortgage Securities Trust
2014-C21
1.01%, 08/15/2047
(j),(k)
38,510 1,446
JPMBB Commercial Mortgage Securities Trust
2014-C23
0.66%, 09/15/2047
(j),(k)
221,503 5,362
JPMBB Commercial Mortgage Securities Trust
2014-C24
3.91%, 11/15/2047
(d),(j)
20,500 19,530
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(d),(j),(k)
54,005 1,260
1.10%, 10/15/2048
(j),(k)
53,396 2,076
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.66%, 05/15/2048
(j)
5,270 4,557
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.53%, 07/15/2048
(j),(k)
73,745 1,909
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(d),(j),(k)
42,377 1,041

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
278
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMCC Commercial Mortgage Securities Trust
2017-JP5
1.09%, 03/15/2050
(j),(k)
$ 97,772 $ 5,310
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.15%, 07/15/2050
(j),(k)
20,330 1,223
JPMCC Commercial Mortgage Securities Trust
2017-JP7
4.05%, 09/15/2050 2,500 2,708
4.40%, 09/15/2050
(d),(j)
14,734 15,258
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.12%, 03/10/2052
(j),(k)
34,359 2,911
2.01%, 03/10/2052
(d),(j),(k)
18,869 2,954
3.00%, 03/10/2052
(d),(j)
7,000 6,553
3.00%, 03/10/2052
(d),(j)
1,000 875
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.78%, 06/13/2052
(d),(j),(k)
8,500 1,233
3.00%, 06/13/2052
(d)
2,500 2,286
JPMDB Commercial Mortgage Securities Trust
2018-C8
4.52%, 06/15/2051 1,250 1,403
LB Commercial Mortgage Trust 2007-C3
5.88%, 07/15/2044
(j)
250 250
5.88%, 07/15/2044
(j)
6,369 6,210
LB-UBS Commercial Mortgage Trust 2006-C7
5.41%, 11/15/2038 10,862 7,596
LB-UBS Commercial Mortgage Trust 2007-C6
6.29%, 07/15/2040
(j)
13,250 13,342
6.29%, 07/15/2040
(j)
8,841 8,308
ML-CFC Commercial Mortgage Trust 2007-5
5.45%, 08/12/2048
(j)
4,089 2,505
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
4.68%, 08/15/2045
(d),(j)
6,787 7,042
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8
4.06%, 12/15/2048
(d),(j)
13,500 13,747
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
4.94%, 02/15/2047
(d),(j)
5,331 5,136
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
4.27%, 06/15/2047
(d),(j)
17,104 12,331
4.77%, 06/15/2047
(d),(j)
10,598 8,585
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.31%, 02/15/2048
(j),(k)
48,707 2,435
1.39%, 02/15/2048
(d),(j),(k)
41,500 2,694
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
0.90%, 03/15/2048
(j),(k)
32,338 1,206
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26
3.06%, 10/15/2048
(d)
2,185 2,073
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.61%, 05/15/2049
(j),(k)
41,905 3,229
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.31%, 11/15/2049
(d),(j),(k)
21,213 1,724
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.73%, 12/15/2049
(j),(k)
74,906 3,113
Morgan Stanley Capital I Trust 2011-C3
0.63%, 07/15/2049
(d),(j),(k)
13,771 105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Capital I Trust 2018-H3
1.85%, 07/15/2051
(d),(j),(k)
$ 7,682 $ 1,017
Morgan Stanley Capital I Trust 2018-L1
3.00%, 10/15/2051
(d)
5,000 4,564
Morgan Stanley Capital I Trust 2019-H6
1.58%, 06/15/2052
(d),(j),(k)
4,693 589
3.00%, 06/15/2052
(d)
2,122 1,947
SG Commercial Mortgage Securities Trust
2016-C5
0.91%, 10/10/2048
(j),(k)
17,960 1,028
UBS Commercial Mortgage Trust
1.90%, 10/15/2052
(d),(j),(k)
12,767 1,866
2.50%, 10/15/2052
(d)
5,000 4,213
UBS Commercial Mortgage Trust 2012-C1
5.00%, 05/10/2045
(d),(j)
8,000 7,501
UBS-Barclays Commercial Mortgage Trust
2012-C2
1.31%, 05/10/2063
(d),(j),(k)
25,616 753
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(d),(j)
20,994 19,115
5.03%, 08/10/2049
(d),(j)
25,827 26,875
UBS-Barclays Commercial Mortgage Trust
2012-C4
4.48%, 12/10/2045
(d),(j)
12,000 11,903
4.48%, 12/10/2045
(d),(j)
17,981 15,997
UBS-Barclays Commercial Mortgage Trust
2013-C5
4.07%, 03/10/2046
(d),(j)
9,150 8,849
Wells Fargo Commercial Mortgage Trust 2010-C1
0.57%, 11/15/2043
(d),(j),(k)
13,501 72
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.08%, 12/15/2047
(j),(k)
79,068 3,207
3.96%, 12/15/2047
(d),(j)
13,500 12,953
Wells Fargo Commercial Mortgage Trust
2015-C28
4.11%, 05/15/2048
(j)
10,000 9,470
Wells Fargo Commercial Mortgage Trust
2015-C31
3.85%, 11/15/2048 5,536 5,125
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.35%, 05/15/2048
(j),(k)
24,936 672
2.88%, 05/15/2048
(d),(j)
7,116 5,564
4.10%, 05/15/2048
(j)
3,580 3,641
Wells Fargo Commercial Mortgage Trust
2015-NXS3
1.13%, 09/15/2057
(j),(k)
26,036 969
3.15%, 09/15/2057
(d)
5,000 4,698
Wells Fargo Commercial Mortgage Trust
2016-C34
2.14%, 06/15/2049
(j),(k)
35,094 3,271
Wells Fargo Commercial Mortgage Trust
2016-C35
1.96%, 07/15/2048
(j),(k)
38,443 3,855
Wells Fargo Commercial Mortgage Trust
2016-C36
4.19%, 11/15/2059
(j)
4,000 4,204
Wells Fargo Commercial Mortgage Trust
2016-C37
4.32%, 12/15/2049
(j)
1,800 1,942
Wells Fargo Commercial Mortgage Trust
2016-NXS5
4.88%, 01/15/2059
(j)
4,254 4,531
Wells Fargo Commercial Mortgage Trust
2017-C38
1.07%, 07/15/2050
(j),(k)
96,794 6,056

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
279
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2017-C40
4.33%, 10/15/2050
(j)
$ 10,000 $ 10,569
Wells Fargo Commercial Mortgage Trust
2017-C42
1.57%, 12/15/2050
(d),(j),(k)
20,343 2,169
Wells Fargo Commercial Mortgage Trust
2018-C43
1.62%, 03/15/2051
(d),(j),(k)
6,614 772
Wells Fargo Commercial Mortgage Trust
2018-C44
1.84%, 05/15/2051
(d),(j),(k)
8,022 1,063
3.00%, 05/15/2051
(d)
5,000 4,683
4.21%, 05/15/2051 5,000 5,635
Wells Fargo Commercial Mortgage Trust
2018-C45
1.88%, 06/15/2051
(d),(j),(k)
2,647 360
3.00%, 06/15/2051
(d)
1,250 1,142
Wells Fargo Commercial Mortgage Trust
2018-C46
5.15%, 08/15/2051
(j)
6,000 6,771
Wells Fargo Commercial Mortgage Trust
2018-C47
1.94%, 09/15/2061
(d),(j),(k)
14,133 2,099
3.00%, 09/15/2061
(d)
6,000 5,389
Wells Fargo Commercial Mortgage Trust
2018-C48
0.95%, 01/15/2052
(j),(k)
68,782 4,906
5.12%, 01/15/2052
(j)
10,000 11,365
Wells Fargo Commercial Mortgage Trust
2019-C49
2.14%, 03/15/2052
(d),(j),(k)
4,336 721
3.00%, 03/15/2052
(d)
2,500 2,222
Wells Fargo Commercial Mortgage Trust
2019-C50
2.02%, 05/15/2052
(d),(j),(k)
14,851 2,415
Wells Fargo Commercial Mortgage Trust
2019-C53
0.00%, 10/15/2052
(c),(d),(f),(h),(j),(k)
8,777 1,074
2.50%, 10/15/2052
(d),(h)
3,000 2,557
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(d)
10,000 8,072
4.51%, 05/15/2047
(j)
1,000 1,015
WFRBS Commercial Mortgage Trust 2014-C22
3.90%, 09/15/2057
(d),(j)
10,000 8,265
WFRBS Commercial Mortgage Trust 2014-C24
3.69%, 11/15/2047
(d)
11,047 9,125
3.93%, 11/15/2047 2,370 2,521
$ 1,539,406
Commercial Services - 0.64%
Adani Ports & Special Economic Zone Ltd
4.38%, 07/03/2029
(d)
4,885 5,095
GEMS MENASA Cayman Ltd / GEMS Education
Delaware LLC
7.13%, 07/31/2026
(d)
3,065 3,176
Loxam SAS
6.00%, 04/15/2025 EUR 500 559
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(d)
$ 8,450 7,817
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(d)
3,975 3,995
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(d)
6,775 7,359
ServiceMaster Co LLC/The
5.13%, 11/15/2024
(d)
11,225 11,618
Sotheby's
7.38%, 10/15/2027
(d)
3,875 3,875
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Team Health Holdings Inc
6.38%, 02/01/2025
(d)
$ 8,740 $ 5,637
$ 49,131
Computers - 0.03%
Apple Inc
0.35%, 06/10/2020 JPY 130,000 1,206
International Business Machines Corp
5.60%, 11/30/2039 $ 800 1,053
$ 2,259
Cosmetics & Personal Care - 0.22%
Avon International Operations Inc
7.88%, 08/15/2022
(d)
6,500 6,768
High Ridge Brands Co
0.00%, 03/15/2025
(c),(d)
15,607 39
Procter & Gamble Co/The
1.13%, 11/02/2023 EUR 1,800 2,108
Walnut Bidco PLC
9.13%, 08/01/2024
(d)
$ 8,000 8,210
$ 17,125
Distribution & Wholesale - 0.17%
IAA Inc
5.50%, 06/15/2027
(d)
1,725 1,848
LKQ Corp
4.75%, 05/15/2023 10,980 11,196
$ 13,044
Diversified Financial Services - 2.24%
Ally Financial Inc
5.75%, 11/20/2025 3,565 3,971
Avation Capital SA
6.50%, 05/15/2021
(d)
855 891
Avolon Holdings Funding Ltd
5.50%, 01/15/2023
(d)
2,700 2,914
Capital One Financial Corp
5.55%, 12/31/2049
(g),(i)
14,140 14,399
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
7.00%, 02/28/2049
(g),(i)
4,198 4,565
3 Month USD LIBOR + 4.82%
Credit Acceptance Corp
7.38%, 03/15/2023 2,994 3,095
Credito Real SAB de CV SOFOM ER
5.00%, 02/01/2027
(d)
EUR 8,000 9,089
Curo Group Holdings Corp
8.25%, 09/01/2025
(d)
$ 3,000 2,640
Depository Trust & Clearing Corp/The
4.88%, 12/31/2049
(d),(g),(i)
1,000 1,009
3 Month USD LIBOR + 3.17%
Docuformas SAPI de CV
10.25%, 07/24/2024
(d)
1,425 1,443
Garfunkelux Holdco 3 SA
8.50%, 11/01/2022 GBP 4,600 5,646
goeasy Ltd
7.88%, 11/01/2022
(d)
$ 6,000 6,232
Huarong Finance 2017 Co Ltd
4.50%, 12/31/2049
(g),(i)
2,400 2,442
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.77%
International Personal Finance PLC
5.75%, 04/07/2021 EUR 4,000 4,147
Intrum AB
2.75%, 07/15/2022 850 959
Kuwait Projects Co SPC Ltd
4.50%, 02/23/2027 $ 5,000 5,080
LoanCore Capital Markets LLC / JLC Finance
Corp
6.88%, 06/01/2020
(d)
2,275 2,275
Mongolian Mortgage Corp Hfc LLC
9.75%, 01/29/2022
(d)
1,620 1,587

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
280
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Muthoot Finance Ltd
6.13%, 10/31/2022
(d)
$ 1,935 $ 1,962
Nationstar Mortgage Holdings Inc
8.13%, 07/15/2023
(d)
14,180 15,031
NFP Corp
6.88%, 07/15/2025
(d)
15,775 15,539
8.00%, 07/15/2025
(d)
2,000 2,030
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(d)
6,075 6,257
Power Finance Corp Ltd
4.50%, 06/18/2029 4,875 5,089
Quicken Loans Inc
5.25%, 01/15/2028
(d)
3,525 3,635
5.75%, 05/01/2025
(d)
7,064 7,272
Shriram Transport Finance Co Ltd
5.95%, 10/24/2022
(d)
3,500 3,539
Springleaf Finance Corp
6.63%, 01/15/2028 10,975 12,155
6.88%, 03/15/2025 2,795 3,165
7.13%, 03/15/2026 500 570
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(d)
BRL 49,263 14,218
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(d)
$ 10,000 10,262
$ 173,108
Electric - 0.92%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(d)
5,000 5,409
Bi Hai Co Ltd
6.25%, 03/05/2022 2,300 2,396
Brookfield Infrastructure Finance ULC
3.32%, 02/22/2024 CAD 1,000 774
Calpine Corp
5.75%, 01/15/2025 $ 4,617 4,738
Clearway Energy Operating LLC
5.75%, 10/15/2025 580 595
Cometa Energia SA de CV
6.38%, 04/24/2035 2,326 2,517
Comision Federal de Electricidad
4.88%, 01/15/2024 1,250 1,331
Duke Energy Corp
3.75%, 09/01/2046 1,000 1,035
4.88%, 12/31/2049
(g),(i)
1,700 1,794
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(i)
4,400 4,948
3 Month USD LIBOR + 5.44%
Emera US Finance LP
4.75%, 06/15/2046 800 939
Enel Chile SA
4.88%, 06/12/2028 200 221
Enel SpA
8.75%, 09/24/2073
(d),(i)
2,500 2,938
USD Swap Semi-Annual 5 Year + 5.88%
Eskom Holdings SOC Ltd
7.85%, 04/02/2026 ZAR 77,500 4,706
FirstEnergy Corp
7.38%, 11/15/2031 $ 1,250 1,776
Fortis Inc/Canada
3.06%, 10/04/2026 1,239 1,276
Genneia SA
8.75%, 01/20/2022
(d)
1,835 1,239
Instituto Costarricense de Electricidad
6.95%, 11/10/2021 1,400 1,421
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Israel Electric Corp Ltd
5.00%, 11/12/2024
(d)
$ 1,900 $ 2,089
Lamar Funding Ltd
3.96%, 05/07/2025 2,300 2,147
Light Servicos de Eletricidade SA/Light Energia
SA
7.25%, 05/03/2023 1,900 2,047
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(d)
4,447 5,198
Minejesa Capital BV
4.63%, 08/10/2030 2,400 2,481
4.63%, 08/10/2030
(d)
3,500 3,618
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(d)
2,665 2,710
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(i)
500 541
3 Month USD LIBOR + 3.63%
Naturgy Finance BV
3.38%, 12/31/2049
(g),(i)
EUR 300 357
EUR Swap Annual (VS 6 Month) 9 Year
+ 3.08%
Pampa Energia SA
7.50%, 01/24/2027 $ 1,400 1,121
7.50%, 01/24/2027
(d)
3,010 2,411
Perusahaan Listrik Negara PT
4.13%, 05/15/2027 700 732
RWE AG
3.50%, 04/21/2075
(i)
EUR 500 611
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Southern Co/The
2.95%, 07/01/2023 $ 2,000 2,049
Star Energy Geothermal Wayang Windu Ltd
6.75%, 04/24/2033 1,840 1,951
Vistra Energy Corp
8.13%, 01/30/2026
(d)
345 370
Vistra Operations Co LLC
5.50%, 09/01/2026
(d)
890 941
$ 71,427
Electrical Components & Equipment - 0.08%
Belden Inc
2.88%, 09/15/2025 EUR 500 563
Energizer Gamma Acquisition BV
4.63%, 07/15/2026 550 647
Energizer Holdings Inc
5.50%, 06/15/2025
(d)
$ 505 524
6.38%, 07/15/2026
(d)
610 650
WESCO Distribution Inc
5.38%, 06/15/2024 3,861 3,987
$ 6,371
Energy - Alternate Sources - 0.05%
Azure Power Energy Ltd
5.50%, 11/03/2022 1,251 1,265
Azure Power Solar Energy Pvt Ltd
5.65%, 12/24/2024
(d)
1,250 1,255
Empresa Electrica Cochrane SpA
5.50%, 05/14/2027
(d),(h)
1,450 1,495
$ 4,015
Engineering & Construction - 0.37%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/2048
(d)
1,930 2,403
Bioceanico Sovereign Certificate Ltd
0.00%, 06/05/2034
(c),(d)
2,835 1,963
IHS Netherlands Holdco BV
7.13%, 03/18/2025
(d)
7,200 7,435
8.00%, 09/18/2027
(d)
4,870 5,090
MasTec Inc
4.88%, 03/15/2023 1,220 1,237

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
281
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Mexico City Airport Trust
5.50%, 07/31/2047 $ 1,900 $ 1,899
5.50%, 07/31/2047
(d)
6,360 6,355
Rutas 2 and 7 Finance Ltd
0.00%, 09/30/2036
(c),(d)
1,620 1,053
Tutor Perini Corp
6.88%, 05/01/2025
(d)
1,240 1,237
$ 28,672
Entertainment - 0.95%
AMC Entertainment Holdings Inc
5.88%, 11/15/2026 13,595 12,388
6.13%, 05/15/2027 4,080 3,690
Boyne USA Inc
7.25%, 05/01/2025
(d)
7,525 8,221
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(d)
7,704 7,887
Cinemark USA Inc
4.88%, 06/01/2023 7,575 7,689
Eldorado Resorts Inc
6.00%, 09/15/2026 635 696
7.00%, 08/01/2023 430 449
International Game Technology PLC
6.25%, 02/15/2022
(d)
4,300 4,526
6.25%, 01/15/2027
(d)
2,900 3,241
6.50%, 02/15/2025
(d)
5,365 5,961
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(d)
1,315 1,239
Live Nation Entertainment Inc
4.75%, 10/15/2027
(d)
2,075 2,163
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029 1,500 1,579
4.63%, 04/16/2029
(d)
3,280 3,453
Sisal Group SpA
7.00%, 07/31/2023 EUR 4,300 4,964
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(d)
$ 3,750 3,742
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(d)
1,200 1,294
$ 73,182
Environmental Control - 0.30%
Covanta Holding Corp
5.88%, 07/01/2025 3,625 3,761
6.00%, 01/01/2027 5,200 5,434
GFL Environmental Inc
5.38%, 03/01/2023
(d)
8,000 8,230
5.63%, 05/01/2022
(d)
4,000 4,100
Waste Pro USA Inc
5.50%, 02/15/2026
(d)
1,775 1,833
$ 23,358
Food - 0.85%
Alicorp SAA
6.88%, 04/17/2027
(d)
PEN 6,700 2,158
Boparan Finance PLC
5.50%, 07/15/2021 GBP 200 147
BRF SA
4.88%, 01/24/2030
(d)
$ 3,260 3,252
Casino Guichard Perrachon SA
4.50%, 03/07/2024 EUR 4,300 4,130
Cencosud SA
4.38%, 07/17/2027
(d)
$ 3,400 3,450
Grupo Bimbo SAB de CV
5.95%, 12/31/2049
(d),(g),(i)
3,250 3,439
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Ingles Markets Inc
5.75%, 06/15/2023 $ 2,668 $ 2,721
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(d)
6,650 6,908
MARB BondCo PLC
6.88%, 01/19/2025
(d)
10,353 10,785
6.88%, 01/19/2025 1,900 1,979
Minerva Luxembourg SA
5.88%, 01/19/2028
(d)
1,835 1,871
NBM US Holdings Inc
6.63%, 08/06/2029
(d)
3,130 3,259
Nestle Holdings Inc
4.00%, 09/24/2048
(d)
2,000 2,356
Post Holdings Inc
5.00%, 08/15/2026
(d)
6,460 6,719
5.50%, 03/01/2025
(d)
4,975 5,212
US Foods Inc
5.88%, 06/15/2024
(d)
6,918 7,126
$ 65,512
Forest Products & Paper - 0.18%
Celulosa Arauco y Constitucion SA
4.25%, 04/30/2029
(d)
2,460 2,502
5.15%, 01/29/2050
(d)
3,100 3,063
Smurfit Kappa Acquisitions ULC
2.75%, 02/01/2025 EUR 400 486
Suzano Austria GmbH
6.00%, 01/15/2029 $ 2,100 2,321
7.00%, 03/16/2047
(d)
4,872 5,664
$ 14,036
Gas - 0.05%
Perusahaan Gas Negara Tbk PT
5.13%, 05/16/2024 1,400 1,521
Promigas SA ESP / Gases del Pacifico SAC
3.75%, 10/16/2029
(d)
2,000 2,000
$ 3,521
Hand & Machine Tools - 0.25%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(d)
22,820 19,283
Healthcare - Products - 0.01%
Boston Scientific Corp
4.00%, 03/01/2028 800 892
Healthcare - Services - 3.07%
Acadia Healthcare Co Inc
5.63%, 02/15/2023 6,400 6,496
Anthem Inc
3.65%, 12/01/2027 1,700 1,798
Catalent Pharma Solutions Inc
5.00%, 07/15/2027
(d)
2,425 2,534
Centene Corp
5.38%, 06/01/2026
(d)
785 831
6.13%, 02/15/2024 1,880 1,955
Charles River Laboratories International Inc
4.25%, 05/01/2028
(d)
1,500 1,528
DaVita Inc
5.13%, 07/15/2024 14,750 15,056
Eagle Holding Co II LLC
7.63%, PIK 8.38%, 05/15/2022
(d),(j),(l)
11,500 11,601
Encompass Health Corp
5.75%, 11/01/2024 14,517 14,680
5.75%, 09/15/2025 1,350 1,409
Envision Healthcare Corp
8.75%, 10/15/2026
(d)
36,710 21,108
MEDNAX Inc
6.25%, 01/15/2027
(d)
2,000 1,980
One Call Corp
7.50%, PIK 11.00%, 07/01/2024
(d),(j),(l)
71,916 59,690

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
282
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Parkway Pantai Ltd
4.25%, 12/31/2049
(g),(i)
$ 750 $ 748
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(d),(j),(l)
30,932 25,905
RegionalCare Hospital Partners Holdings Inc
8.25%, 05/01/2023
(d)
17,150 18,308
Surgery Center Holdings Inc
6.75%, 07/01/2025
(d)
21,328 19,728
10.00%, 04/15/2027
(d)
6,130 6,207
Tenet Healthcare Corp
4.63%, 07/15/2024 2,650 2,729
4.63%, 09/01/2024
(d)
2,550 2,615
4.88%, 01/01/2026
(d)
2,500 2,588
5.13%, 05/01/2025 11,400 11,671
UnitedHealth Group Inc
6.88%, 02/15/2038 1,250 1,855
WellCare Health Plans Inc
5.25%, 04/01/2025 2,160 2,261
West Street Merger Sub Inc
6.38%, 09/01/2025
(d)
2,000 1,905
$ 237,186
Holding Companies - Diversified - 0.04%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 2,500 2,880
ProGroup AG
3.00%, 03/31/2026 450 490
$ 3,370
Home Builders - 0.07%
Lennar Corp
4.50%, 04/30/2024 $ 1,790 1,893
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(d)
1,755 1,893
Williams Scotsman International Inc
7.88%, 12/15/2022
(d)
1,200 1,251
$ 5,037
Home Furnishings - 0.03%
Arcelik AS
5.00%, 04/03/2023 2,200 2,216
Insurance - 2.76%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(d)
19,275 17,637
AIG Life Holdings Inc
8.50%, 07/01/2030 4,995 6,681
Allstate Corp/The
5.75%, 08/15/2053
(i)
4,808 5,170
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04/01/2048
(i)
8,500 9,199
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(i)
3,850 5,159
3 Month USD LIBOR + 4.20%
Ardonagh Midco 3 PLC
8.63%, 07/15/2023
(d)
2,000 1,885
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(i)
4,500 4,978
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(i)
1,000 1,096
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(i)
2,000 2,187
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Assicurazioni Generali SpA
4.60%, 12/31/2049
(g),(i)
EUR 2,500 $ 3,081
3 Month Euro Interbank Offered Rate +
4.50%
AssuredPartners Inc
7.00%, 08/15/2025
(d)
$ 33,753 33,626
AXA SA
6.38%, 12/29/2049
(d),(g),(i)
3,000 3,562
3 Month USD LIBOR + 2.26%
Berkshire Hathaway Inc
1.13%, 03/16/2027 EUR 2,500 2,958
Brighthouse Financial Inc
3.70%, 06/22/2027 $ 3,000 2,947
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 12/31/2049
(g),(i)
EUR 1,900 2,480
3 Month Euro Interbank Offered Rate +
5.77%
CCB Life Insurance Co Ltd
4.50%, 04/21/2077
(i)
$ 2,700 2,684
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
China Life Insurance Co Ltd
4.00%, 07/03/2135
(i)
1,000 1,003
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.29%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(i)
2,000 2,237
3 Month USD LIBOR + 4.92%
Fidelity & Guaranty Life Holdings Inc
5.50%, 05/01/2025
(d)
13,425 14,331
Fortune Star BVI Ltd
5.25%, 03/23/2022 4,000 3,982
Great-West Life & Annuity Insurance Capital LP
6.63%, 11/15/2034
(d)
2,400 2,896
GTCR AP Finance Inc
8.00%, 05/15/2027
(d)
4,790 4,898
Heungkuk Life Insurance Co Ltd
4.48%, 12/31/2049
(g),(i)
2,700 2,665
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%
HUB International Ltd
7.00%, 05/01/2026
(d)
10,850 11,162
Liberty Mutual Group Inc
3.95%, 10/15/2050
(d)
1,500 1,550
7.80%, 03/07/2087
(d)
7,361 9,745
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(d)
946 1,399
Lincoln National Corp
4.01%, 04/20/2067 5,584 4,523
3 Month USD LIBOR + 2.04%
M&G PLC
6.50%, 10/20/2048
(i)
3,200 3,744
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Mapfre SA
1.63%, 05/19/2026 EUR 2,000 2,415
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(d),(i)
$ 2,550 2,820
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Inc
5.25%, 12/31/2049
(g),(i)
4,000 4,036
3 Month USD LIBOR + 3.58%
9.25%, 04/08/2068
(d)
8,000 11,665
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,480

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
283
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Mitsui Sumitomo Insurance Co Ltd
4.95%, 12/31/2049
(d),(g),(i)
$ 3,000 $ 3,351
USD Swap Semi-Annual 5 Year + 3.26%
Nippon Life Insurance Co
5.10%, 10/16/2044
(d),(i)
5,000 5,462
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
5.88%, 09/15/2042
(i)
2,700 2,926
3 Month USD LIBOR + 4.18%
Societa Cattolica di Assicurazioni SC
4.25%, 12/14/2047
(i)
EUR 800 926
3 Month Euro Interbank Offered Rate +
4.46%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(d),(i)
$ 1,200 1,324
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Talanx AG
2.25%, 12/05/2047
(i)
EUR 200 234
3 Month Euro Interbank Offered Rate +
2.45%
USI Inc/NY
6.88%, 05/01/2025
(d)
$ 2,585 2,630
Voya Financial Inc
5.65%, 05/15/2053
(i)
3,300 3,490
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(g),(i)
800 855
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 213,079
Internet - 0.42%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 3,700 3,843
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,299
Netflix Inc
3.63%, 05/15/2027 EUR 500 587
4.38%, 11/15/2026 $ 1,885 1,918
4.88%, 06/15/2030
(d)
3,550 3,589
Tencent Holdings Ltd
3.98%, 04/11/2029
(d)
7,100 7,641
Zayo Group LLC / Zayo Capital Inc
6.00%, 04/01/2023 13,525 13,911
$ 32,788
Investment Companies - 0.06%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.88%, 02/01/2022 2,365 2,386
MDGH - GMTN BV
3.70%, 11/07/2049
(d),(h)
2,435 2,445
$ 4,831
Iron & Steel - 1.67%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 2,100 2,043
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(d)
26,980 26,980
CSN Resources SA
7.63%, 04/17/2026 4,425 4,491
JSW Steel Ltd
5.25%, 04/13/2022 650 660
5.95%, 04/18/2024 6,500 6,656
Material Sciences Corp
10.35%, 01/09/2024
(e),(f),(j),(m)
22,010 22,010
Metinvest BV
5.63%, 06/17/2025
(d)
EUR 6,000 6,642
7.75%, 04/23/2023 $ 4,881 5,103
7.75%, 10/17/2029
(d)
1,000 989
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Metinvest BV   (continued)
8.50%, 04/23/2026 $ 2,000 $ 2,094
Samarco Mineracao SA
0.00%, 11/01/2022
(c),(d)
2,800 1,904
Specialty Steel
12.59%, 11/15/2022
(e),(f),(m)
41,564 41,564
thyssenkrupp AG
1.38%, 03/03/2022 EUR 700 782
Vale Overseas Ltd
6.25%, 08/10/2026 $ 2,100 2,447
6.88%, 11/10/2039 1,145 1,464
Vale SA
3.75%, 01/10/2023 EUR 1,400 1,690
5.63%, 09/11/2042 $ 1,630 1,846
$ 129,365
Lodging - 0.66%
Boyd Gaming Corp
6.00%, 08/15/2026 5,050 5,340
Gohl Capital Ltd
4.25%, 01/24/2027 600 627
Melco Resorts Finance Ltd
4.88%, 06/06/2025 8,500 8,687
MGM China Holdings Ltd
5.38%, 05/15/2024
(d)
6,865 7,191
Sands China Ltd
5.40%, 08/08/2028 2,500 2,829
Station Casinos LLC
5.00%, 10/01/2025
(d)
10,135 10,274
Studio City Finance Ltd
7.25%, 02/11/2024 7,500 7,969
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(d)
1,840 1,918
Wynn Macau Ltd
5.50%, 10/01/2027
(d)
6,000 6,174
$ 51,009
Machinery - Diversified - 0.40%
JPW Industries Holding Corp
9.00%, 10/01/2024
(d)
17,080 15,970
Mueller Water Products Inc
5.50%, 06/15/2026
(d)
1,175 1,232
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(d)
14,490 13,584
$ 30,786
Media - 2.58%
Altice Financing SA
6.63%, 02/15/2023
(d)
9,090 9,337
Altice Finco SA
4.75%, 01/15/2028 EUR 1,600 1,733
Altice Luxembourg SA
7.63%, 02/15/2025
(d)
$ 2,375 2,449
10.50%, 05/15/2027
(d)
5,565 6,296
AMC Networks Inc
4.75%, 08/01/2025 2,745 2,769
5.00%, 04/01/2024 9,675 9,855
Cable Onda SA
4.50%, 01/30/2030
(d),(h)
1,600 1,621
CCO Holdings LLC / CCO Holdings Capital Corp
4.75%, 03/01/2030
(d)
1,925 1,963
5.13%, 05/01/2023
(d)
4,050 4,146
5.38%, 06/01/2029
(d)
6,000 6,405
5.50%, 05/01/2026
(d)
2,905 3,061
5.88%, 04/01/2024
(d)
12,975 13,526
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.46%, 07/23/2022 2,450 2,576
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024
(d)
1,702 1,872

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
284
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC
5.25%, 06/01/2024 $ 8,690 $ 9,363
5.38%, 02/01/2028
(d)
4,676 4,945
5.75%, 01/15/2030
(d)
3,800 3,995
7.50%, 04/01/2028
(d)
3,450 3,890
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(d)
11,000 11,495
6.63%, 08/15/2027
(d)
8,600 8,858
DISH DBS Corp
5.88%, 11/15/2024 1,565 1,569
7.75%, 07/01/2026 3,010 3,037
Grupo Televisa SAB
5.00%, 05/13/2045 600 635
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(d)
1,800 1,847
Meredith Corp
6.88%, 02/01/2026 2,430 2,505
Nexstar Broadcasting Inc
5.63%, 07/15/2027
(d)
3,400 3,586
Quebecor Media Inc
5.75%, 01/15/2023 13,800 14,934
Shaw Communications Inc
6.75%, 11/09/2039 CAD 1,100 1,117
Sirius XM Radio Inc
5.50%, 07/01/2029
(d)
$ 2,950 3,189
SportsNet New York
10.25%, 01/15/2025
(e),(f),(m)
20,090 21,295
UPC Holding BV
3.88%, 06/15/2029 EUR 500 578
Virgin Media Finance PLC
5.75%, 01/15/2025
(d)
$ 12,100 12,463
6.00%, 10/15/2024
(d)
5,275 5,440
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(d)
1,350 1,419
Ziggo Bond Co BV
4.63%, 01/15/2025 EUR 750 861
5.88%, 01/15/2025
(d)
$ 3,180 3,275
6.00%, 01/15/2027
(d)
4,400 4,598
Ziggo BV
5.50%, 01/15/2027
(d)
6,625 6,989
$ 199,492
Metal Fabrication & Hardware - 0.26%
Optimas OE Solutions Holding LLC / Optimas
OE Solutions Inc
8.63%, 06/01/2021
(d)
29,884 19,425
Park-Ohio Industries Inc
6.63%, 04/15/2027 885 849
$ 20,274
Mining - 0.95%
Aleris International Inc
10.75%, 07/15/2023
(d)
650 681
Century Aluminum Co
7.50%, 06/01/2021
(d)
11,055 10,668
Constellium SE
5.88%, 02/15/2026
(d)
2,890 3,013
First Quantum Minerals Ltd
6.88%, 03/01/2026
(d)
12,850 12,577
Hudbay Minerals Inc
7.63%, 01/15/2025
(d)
955 972
IAMGOLD Corp
7.00%, 04/15/2025
(d)
1,982 2,046
Industrias Penoles SAB de CV
5.65%, 09/12/2049
(d)
4,000 4,115
Joseph T Ryerson & Son Inc
11.00%, 05/15/2022
(d)
4,090 4,330
Newmont Goldcorp Corp
4.88%, 03/15/2042 1,000 1,184
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Northwest Acquisitions ULC / Dominion Finco
Inc
7.13%, 11/01/2022
(d)
$ 16,636 $ 8,318
Novelis Corp
6.25%, 08/15/2024
(d)
3,800 3,981
Real Alloy Holding Inc
0.00%, 01/15/2019
(c),(d),(e),(f)
9,569 —
14.10%, 11/30/2023
(e),(f),(j),(m)
18,506 18,506
Rusal Capital DAC
5.13%, 02/02/2022 2,600 2,644
Southern Copper Corp
5.88%, 04/23/2045 300 364
$ 73,399
Miscellaneous Manufacturers - 0.05%
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 1,167
Parker-Hannifin Corp
3.25%, 06/14/2029 2,850 2,990
$ 4,157
Oil & Gas - 3.04%
Callon Petroleum Co
6.13%, 10/01/2024 4,741 4,504
Continental Resources Inc/OK
5.00%, 09/15/2022 1,890 1,904
Cosan Luxembourg SA
7.00%, 01/20/2027 1,800 1,987
Ecopetrol SA
5.88%, 05/28/2045 400 461
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(d)
4,270 4,206
Extraction Oil & Gas Inc
5.63%, 02/01/2026
(d)
2,100 893
7.38%, 05/15/2024
(d)
1,950 800
Gazprom OAO Via Gaz Capital SA
8.63%, 04/28/2034 300 430
HollyFrontier Corp
5.88%, 04/01/2026 1,500 1,680
Jagged Peak Energy LLC
5.88%, 05/01/2026 6,280 6,343
KazMunayGas National Co JSC
5.75%, 04/19/2047
(d)
1,665 1,946
Kosmos Energy Ltd
7.13%, 04/04/2026
(d)
7,504 7,823
7.13%, 04/04/2026 1,900 1,981
Matador Resources Co
5.88%, 09/15/2026 5,242 5,026
Medco Oak Tree Pte Ltd
7.38%, 05/14/2026 2,000 2,036
7.38%, 05/14/2026
(d)
1,400 1,425
MEG Energy Corp
6.38%, 01/30/2023
(d)
8,190 7,739
7.00%, 03/31/2024
(d)
15,567 14,594
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(d)
2,000 1,350
Nexen Inc
5.88%, 03/10/2035 500 647
Occidental Petroleum Corp
6.60%, 03/15/2046 800 1,026
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 8,103 8,063
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 2,577 2,525
Oil India Ltd
5.13%, 02/04/2029 2,200 2,481
PDC Energy Inc
5.75%, 05/15/2026 7,525 7,036
Pertamina Persero PT
5.63%, 05/20/2043
(d)
3,600 4,139

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
285
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroamazonas EP
4.63%, 11/06/2020
(d)
$ 3,555 $ 3,515
Petrobras Global Finance BV
5.09%, 01/15/2030
(d)
7,691 8,151
Petroleos de Venezuela SA
0.00%, 11/17/2021
(c)
17,250 1,035
0.00%, 05/16/2024
(c)
38,002 2,280
0.00%, 11/15/2026
(c)
12,045 723
0.00%, 04/12/2027
(c)
425 25
0.00%, 05/17/2035
(c)
536 32
0.00%, 04/12/2037
(c)
12,840 770
8.50%, 10/27/2020 1,028 288
Petroleos Mexicanos
4.50%, 01/23/2026 8,950 8,847
6.50%, 03/13/2027 5,860 6,212
6.84%, 01/23/2030
(d)
10,285 10,979
7.19%, 09/12/2024 MXN 209,990 9,715
7.69%, 01/23/2050
(d)
$ 7,737 8,407
9.50%, 09/15/2027 1,204 1,427
Petron Corp
4.60%, 12/31/2049
(g),(i)
750 739
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.77%
Puma International Financing SA
5.00%, 01/24/2026
(d)
3,400 3,255
QEP Resources Inc
5.63%, 03/01/2026 150 134
Repsol International Finance BV
4.50%, 03/25/2075
(i)
EUR 300 384
EUR Swap Annual (VS 6 Month) 10 Year
+ 4.20%
SandRidge Energy Inc
0.00%, 03/15/2021
(c),(e),(f)
$ 3,450 —
Saudi Arabian Oil Co
2.88%, 04/16/2024
(d)
2,300 2,335
3.50%, 04/16/2029
(d)
4,103 4,262
4.38%, 04/16/2049
(d)
5,650 6,135
SEPLAT Petroleum Development Co Plc
9.25%, 04/01/2023
(d)
3,210 3,371
SM Energy Co
6.63%, 01/15/2027 1,750 1,474
Southwestern Energy Co
7.75%, 10/01/2027 2,130 1,832
SRC Energy Inc
6.25%, 12/01/2025 11,850 11,078
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 5,020 5,152
5.50%, 02/15/2026 6,345 6,559
6.00%, 04/15/2027 3,700 3,885
Tecpetrol SA
4.88%, 12/12/2022 6,400 5,856
TOTAL SA
2.63%, 12/31/2049
(g),(i)
EUR 2,000 2,412
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Transocean Inc
7.25%, 11/01/2025
(d)
$ 2,800 2,471
Tullow Oil PLC
7.00%, 03/01/2025 1,500 1,547
Tupras Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 600 572
Unit Corp
6.63%, 05/15/2021 3,000 1,980
Valero Energy Corp
6.63%, 06/15/2037 900 1,174
Viper Energy Partners LP
5.38%, 11/01/2027
(d)
1,025 1,035
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
W&T Offshore Inc
9.75%, 11/01/2023
(d)
$ 7,000 $ 6,562
WPX Energy Inc
5.25%, 10/15/2027 4,176 4,061
YPF SA
8.50%, 07/28/2025
(d)
2,212 1,752
$ 235,468
Oil & Gas Services - 0.10%
Forum Energy Technologies Inc
6.25%, 10/01/2021 8,286 6,711
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 1,192
$ 7,903
Packaging & Containers - 1.05%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(d)
1,915 2,011
6.75%, 05/15/2024 EUR 2,000 2,342
Ball Corp
4.38%, 12/15/2023 800 1,034
Berry Global Inc
4.50%, 02/15/2026
(d)
$ 2,575 2,591
4.88%, 07/15/2026
(d)
7,700 8,095
5.63%, 07/15/2027
(d)
5,150 5,420
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 325 341
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 3,685 4,422
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 368
OI European Group BV
3.13%, 11/15/2024 600 691
Plastipak Holdings Inc
6.25%, 10/15/2025
(d)
$ 15,848 13,075
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(d)
11,300 11,593
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 683
Trident TPI Holdings Inc
6.63%, 11/01/2025
(d)
$ 16,936 15,115
9.25%, 08/01/2024
(d)
8,420 8,168
Trivium Packaging Finance BV
5.50%, 08/15/2026
(d)
4,900 5,133
$ 81,082
Pharmaceuticals - 0.50%
Allergan Funding SCS
3.85%, 06/15/2024 2,800 2,955
AstraZeneca PLC
4.00%, 01/17/2029 1,150 1,288
Bausch Health Americas Inc
8.50%, 01/31/2027
(d)
3,705 4,158
Bausch Health Cos Inc
5.88%, 05/15/2023
(d)
1,114 1,131
7.00%, 01/15/2028
(d)
5,575 6,014
Grifols SA
3.20%, 05/01/2025 EUR 450 512
Mylan NV
3.95%, 06/15/2026 $ 2,500 2,601
NVA Holdings Inc
6.88%, 04/01/2026
(d)
15,475 16,597
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 3,200 2,408
4.10%, 10/01/2046 1,200 822
$ 38,486

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
286
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 0.81%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 $ 7,055 $ 5,839
5.75%, 03/01/2027
(d)
1,200 892
5.75%, 01/15/2028
(d)
3,725 2,812
Enbridge Inc
6.25%, 03/01/2078
(i)
5,600 6,023
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(i)
11,000 11,220
3 Month USD LIBOR + 3.03%
EQM Midstream Partners LP
4.75%, 07/15/2023 1,800 1,781
Hess Infrastructure Partners LP / Hess
Infrastructure Partners Finance Corp
5.63%, 02/15/2026
(d)
3,810 3,986
Holly Energy Partners LP / Holly Energy Finance
Corp
6.00%, 08/01/2024
(d)
8,950 9,319
KazTransGas JSC
4.38%, 09/26/2027 9,711 10,188
NGL Energy Partners LP / NGL Energy Finance
Corp
7.50%, 11/01/2023 2,115 2,107
NuStar Logistics LP
6.00%, 06/01/2026 1,375 1,469
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04/15/2025 1,110 860
Transcanada Trust
5.87%, 08/15/2076
(i)
4,230 4,590
3 Month USD LIBOR + 4.64%
Williams Cos Inc/The
3.60%, 03/15/2022 1,000 1,029
6.30%, 04/15/2040 700 850
$ 62,965
Real Estate - 0.71%
China Evergrande Group
9.50%, 04/11/2022 8,500 8,041
Chouzhou International Investment Ltd
4.00%, 12/05/2020 1,000 1,004
Country Garden Holdings Co Ltd
5.13%, 01/17/2025 7,300 7,387
8.00%, 01/27/2024 1,500 1,640
Easy Tactic Ltd
8.13%, 02/27/2023 6,500 6,449
Kaisa Group Holdings Ltd
11.25%, 04/09/2022 9,000 9,090
MAF Global Securities Ltd
6.37%, 12/31/2049
(g),(i)
7,060 7,023
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Realogy Group LLC / Realogy Co-Issuer Corp
9.38%, 04/01/2027
(d)
6,250 6,141
Scenery Journey Ltd
13.00%, 11/06/2022 4,500 4,526
Shimao Property Holdings Ltd
6.13%, 02/21/2024 2,200 2,340
Wanda Properties International Co Ltd
7.25%, 01/29/2024 1,500 1,520
$ 55,161
Regional Authority - 0.03%
Provincia de Buenos Aires/Government Bonds
6.50%, 02/15/2023
(d)
6,905 2,313
REITs - 0.74%
CoreCivic Inc
4.63%, 05/01/2023 10,000 9,362
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
ESH Hospitality Inc
5.25%, 05/01/2025
(d)
$ 12,535 $ 12,927
Iron Mountain Inc
5.25%, 03/15/2028
(d)
2,165 2,273
Iron Mountain UK PLC
3.88%, 11/15/2025 GBP 600 777
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 10/01/2025
(d)
$ 11,800 11,977
Ryman Hospitality Properties Inc
4.75%, 10/15/2027
(d)
1,975 2,042
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
7.13%, 12/15/2024
(d)
19,090 15,797
Welltower Inc
4.00%, 06/01/2025 2,100 2,275
$ 57,430
Retail - 0.60%
1011778 BC ULC / New Red Finance Inc
4.25%, 05/15/2024
(d)
1,050 1,077
5.00%, 10/15/2025
(d)
10,968 11,242
Carvana Co
8.88%, 10/01/2023
(d)
3,000 3,105
Dollar Tree Inc
4.20%, 05/15/2028 1,900 2,064
DriveTime Automotive Group Inc / Bridgecrest
Acceptance Corp
8.00%, 06/01/2021
(d)
5,600 5,691
L Brands Inc
6.75%, 07/01/2036 1,095 909
Reliance Intermediate Holdings LP
6.50%, 04/01/2023
(d)
3,375 3,468
SRS Distribution Inc
8.25%, 07/01/2026
(d)
12,620 12,620
Staples Inc
10.75%, 04/15/2027
(d)
5,000 5,200
Walmart Inc
5.63%, 03/27/2034 GBP 500 982
$ 46,358
Semiconductors - 0.01%
QUALCOMM Inc
4.80%, 05/20/2045 $ 500 595
Software - 1.22%
ACI Worldwide Inc
5.75%, 08/15/2026
(d)
3,025 3,206
Ascend Learning LLC
6.88%, 08/01/2025
(d)
12,473 13,050
6.88%, 08/01/2025
(d)
1,375 1,435
Camelot Finance SA
4.50%, 11/01/2026
(d)
3,100 3,132
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(d)
15,544 15,905
Genesys Telecommunications Laboratories Inc/
Greeneden Lux 3 Sarl
10.00%, 11/30/2024
(d)
13,145 14,197
Informatica LLC
7.13%, 07/15/2023
(d)
6,692 6,801
InterXion Holding NV
4.75%, 06/15/2025 EUR 300 364
IQVIA Inc
3.25%, 03/15/2025 700 798
Microsoft Corp
3.13%, 12/06/2028 1,850 2,616
Oracle Corp
4.13%, 05/15/2045 $ 1,400 1,577
PTC Inc
6.00%, 05/15/2024 2,500 2,656

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
287
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Sophia LP / Sophia Finance Inc
9.00%, 09/30/2023
(d)
$ 13,775 $ 14,145
SS&C Technologies Inc
5.50%, 09/30/2027
(d)
13,325 14,258
$ 94,140
Sovereign - 10.28%
1MDB Global Investments Ltd
4.40%, 03/09/2023 24,300 23,474
Abu Dhabi Government International Bond
2.50%, 09/30/2029
(d)
3,040 3,017
3.13%, 10/11/2027 1,000 1,044
3.13%, 09/30/2049
(d)
8,450 8,131
Angolan Government International Bond
9.50%, 11/12/2025 8,500 9,562
9.50%, 11/12/2025
(d)
4,030 4,534
Argentina Treasury Bill
0.00%, 07/29/2020
(c)
ARS 58,000 603
0.00%, 10/29/2020
(c)
149,605 1,266
Argentina Treasury Bond BONCER
5.24%, 04/28/2020 187,783 1,157
Argentine Republic Government International
Bond
0.00%, 12/15/2035
(c),(j)
$ 23,615 413
5.63%, 01/26/2022 5,360 2,251
6.88%, 04/22/2021 2,220 1,005
6.88%, 01/26/2027 32,830 12,886
7.50%, 04/22/2026 5,075 2,152
7.63%, 04/22/2046 2,675 1,074
8.28%, 12/31/2033 1,710 872
8.28%, 12/31/2033 5,727 2,864
Bahrain Government International Bond
7.00%, 10/12/2028
(d)
2,343 2,701
7.00%, 10/12/2028 7,600 8,762
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/2021 CLP 2,870,000 4,009
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2021 BRL 41,773 11,063
10.00%, 01/01/2023 35,000 9,879
10.00%, 01/01/2025 31,470 9,212
10.00%, 01/01/2029 32,411 9,969
Brazilian Government International Bond
7.13%, 01/20/2037 $ 650 836
Chile Government International Bond
3.24%, 02/06/2028 2,800 2,983
Colombia Government International Bond
4.00%, 02/26/2024 3,200 3,381
4.50%, 01/28/2026 1,000 1,094
5.00%, 06/15/2045 800 931
Colombian TES
6.25%, 11/26/2025 COP 10,252,900 3,152
7.00%, 05/04/2022 17,564,600 5,448
7.50%, 08/26/2026 9,675,000 3,169
Croatia Government International Bond
5.50%, 04/04/2023 $ 1,350 1,492
Dominican Republic International Bond
5.95%, 01/25/2027 10,000 10,988
6.40%, 06/05/2049
(d)
7,000 7,586
6.50%, 02/15/2048
(d)
2,435 2,654
6.85%, 01/27/2045 1,200 1,352
6.88%, 01/29/2026
(d)
3,695 4,222
Ecuador Government International Bond
7.88%, 01/23/2028
(d)
1,080 968
8.88%, 10/23/2027 1,920 1,788
9.50%, 03/27/2030
(d)
3,350 3,224
9.65%, 12/13/2026 8,500 8,351
10.75%, 01/31/2029
(d)
4,095 4,156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Egypt Government International Bond
5.88%, 06/11/2025
(d)
$ 950 $ 984
6.13%, 01/31/2022 400 413
6.20%, 03/01/2024
(d)
1,515 1,598
6.38%, 04/11/2031
(d)
EUR 4,725 5,474
6.38%, 04/11/2031 7,500 8,689
8.50%, 01/31/2047 $ 400 421
8.70%, 03/01/2049
(d)
4,385 4,694
El Salvador Government International Bond
7.12%, 01/20/2050
(d)
2,955 2,998
Export Credit Bank of Turkey
6.13%, 05/03/2024
(d)
2,545 2,514
Export-Import Bank of India
3.88%, 02/01/2028 1,000 1,055
Export-Import Bank of Korea
8.00%, 05/15/2024
(d)
IDR 47,800,000 3,540
8.40%, 11/30/2021
(d)
39,000,000 2,822
Gabon Government International Bond
6.95%, 06/16/2025 $ 12,478 12,587
Ghana Government International Bond
7.63%, 05/16/2029
(d)
1,870 1,887
8.13%, 03/26/2032 2,000 2,021
8.95%, 03/26/2051
(d)
1,985 2,006
10.75%, 10/14/2030
(d)
8,084 10,191
Guatemala Government Bond
4.50%, 05/03/2026 1,900 2,000
Honduras Government International Bond
6.25%, 01/19/2027 750 803
Indonesia Government International Bond
4.35%, 01/08/2027
(d)
3,870 4,216
6.63%, 02/17/2037 1,300 1,746
Indonesia Treasury Bond
7.50%, 08/15/2032 IDR 79,299,000 5,710
8.25%, 05/15/2036 130,000,000 9,806
8.38%, 03/15/2024 107,540,000 8,216
8.38%, 09/15/2026 144,000,000 11,208
8.38%, 03/15/2034 83,389,000 6,422
8.75%, 05/15/2031 68,915,000 5,468
9.00%, 03/15/2029 143,400,000 11,545
Iraq International Bond
5.80%, 01/15/2028 $ 10,400 9,986
Israel Government International Bond
4.50%, 01/30/2043 2,350 2,836
Ivory Coast Government International Bond
5.75%, 12/31/2032
(j)
8,800 8,694
6.13%, 06/15/2033 8,400 8,234
6.88%, 10/17/2040
(d)
EUR 9,885 11,240
Kenya Government International Bond
6.88%, 06/24/2024 $ 1,500 1,592
7.00%, 05/22/2027
(d)
5,822 6,100
8.25%, 02/28/2048
(d)
7,659 8,016
Malaysia Government Bond
3.90%, 11/30/2026 MYR 5,179 1,273
3.91%, 07/15/2026 21,442 5,283
4.89%, 06/08/2038 25,092 6,844
Mexican Bonos
6.50%, 06/09/2022 MXN 127,040 6,596
7.50%, 06/03/2027 273,940 14,881
8.00%, 09/05/2024 133,300 7,325
8.50%, 11/18/2038 108,620 6,476
10.00%, 12/05/2024 86,570 5,155
10.00%, 11/20/2036 102,490 6,898
Mexico Government International Bond
3.75%, 01/11/2028 $ 2,400 2,502
4.75%, 03/08/2044 2,350 2,560
Morocco Government International Bond
4.25%, 12/11/2022 1,400 1,466

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
288
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mozambique International Bond
5.00%, 09/15/2031
(d),(e),(f)
$ 5,000 $ 4,400
Nigeria Government International Bond
6.50%, 11/28/2027 12,912 12,934
7.14%, 02/23/2030
(d)
5,630 5,646
9.25%, 01/21/2049
(d)
2,135 2,365
Oman Government International Bond
6.00%, 08/01/2029
(d)
1,385 1,383
6.75%, 01/17/2048
(d)
2,255 2,114
6.75%, 01/17/2048 1,975 1,852
Oman Sovereign Sukuk SAOC
4.40%, 06/01/2024 1,100 1,106
Paraguay Government International Bond
6.10%, 08/11/2044 1,500 1,823
Peru Government Bond
5.40%, 08/12/2034
(d)
PEN 10,000 3,210
5.94%, 02/12/2029
(d)
36,620 12,407
6.15%, 08/12/2032
(d)
26,800 9,201
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/2028
(d)
$ 4,015 4,376
4.55%, 03/29/2026 1,150 1,254
Peruvian Government International Bond
5.63%, 11/18/2050 1,800 2,639
6.90%, 08/12/2037
(d)
PEN 16,553 6,114
8.20%, 08/12/2026
(d)
24,207 9,166
Philippine Government International Bond
9.50%, 02/02/2030 $ 900 1,449
Qatar Government International Bond
2.38%, 06/02/2021
(d)
1,750 1,754
4.00%, 03/14/2029
(d)
1,775 1,968
Republic of Belarus International Bond
6.88%, 02/28/2023 1,500 1,612
Republic of Poland Government Bond
3.25%, 07/25/2025 PLN 28,089 7,916
4.00%, 10/25/2023 4,776 1,360
Republic of Poland Government International
Bond
3.25%, 04/06/2026 $ 900 959
Republic of South Africa Government Bond
6.25%, 03/31/2036 ZAR 363,100 17,170
8.00%, 01/31/2030 77,831 4,736
Republic of South Africa Government
International Bond
4.88%, 04/14/2026 $ 4,800 4,948
5.75%, 09/30/2049 1,795 1,737
Romanian Government International Bond
5.13%, 06/15/2048 1,000 1,152
Russian Federal Bond - OFZ
7.05%, 01/19/2028 RUB 675,050 11,022
7.40%, 12/07/2022 393,298 6,383
7.70%, 03/23/2033 351,526 6,036
8.15%, 02/03/2027 777,992 13,420
8.48%, 09/17/2031 643,400 11,680
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 $ 800 865
4.50%, 04/04/2022 200 210
5.10%, 03/28/2035
(d)
16,400 18,858
5.10%, 03/28/2035 6,800 7,819
5.25%, 06/23/2047 1,400 1,672
Saudi Government International Bond
4.38%, 04/16/2029
(d)
6,228 6,952
4.50%, 10/26/2046 1,600 1,760
4.50%, 10/26/2046
(d)
5,515 6,066
Senegal Government International Bond
4.75%, 03/13/2028 EUR 7,500 8,649
Sri Lanka Government International Bond
6.75%, 04/18/2028
(d)
$ 9,052 8,847
6.75%, 04/18/2028 1,336 1,306
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Trinidad & Tobago Government International
Bond
4.50%, 08/04/2026 $ 1,900 $ 1,969
Turkey Government Bond
8.50%, 09/14/2022 TRY 75,000 11,964
Turkey Government International Bond
4.88%, 10/09/2026 $ 3,000 2,809
6.35%, 08/10/2024 7,200 7,416
Ukraine Government Bond
17.00%, 05/11/2022 UAH 140,000 5,799
Ukraine Government International Bond
0.00%, 05/31/2040
(c),(j)
$ 14,790 13,884
6.75%, 06/20/2026
(d)
EUR 18,500 22,789
7.75%, 09/01/2020 $ 6,080 6,241
7.75%, 09/01/2021
(d)
4,550 4,755
7.75%, 09/01/2023 5,000 5,344
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 6,156 6,525
Uruguay Government International Bond
4.98%, 04/20/2055 1,985 2,322
Venezuela Government International Bond
0.00%, 10/13/2019
(c)
15,701 1,629
0.00%, 05/07/2023
(c)
9,395 975
0.00%, 09/15/2027
(c)
13,395 1,390
0.00%, 08/05/2031
(c)
6,825 708
Vietnam Government International Bond
4.80%, 11/19/2024 1,200 1,308
Zambia Government International Bond
8.50%, 04/14/2024 3,140 2,209
$ 794,998
Supranational Bank - 0.69%
Africa Finance Corp
4.38%, 04/17/2026 3,100 3,248
African Export-Import Bank/The
3.99%, 09/21/2029
(d)
6,000 6,002
Asian Development Bank
6.45%, 08/08/2021 INR 166,310 2,345
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031
(d)
$ 29,490 29,676
Debt and Asset Trading Corp
1.00%, 10/10/2025 8,450 6,506
Eastern & Southern African Trade &
Development Bank
5.38%, 03/14/2022 5,340 5,541
$ 53,318
Telecommunications - 3.01%
Altice France SA/France
7.38%, 05/01/2026
(d)
7,550 8,085
AT&T Inc
2.45%, 03/15/2035 EUR 250 309
4.38%, 09/14/2029 GBP 950 1,448
7.00%, 04/30/2040 200 411
Axtel SAB de CV
6.38%, 11/14/2024
(d)
$ 3,736 3,900
6.38%, 11/14/2024 13,400 13,987
Bharti Airtel Ltd
4.38%, 06/10/2025 8,500 8,531
C&W Senior Financing DAC
6.88%, 09/15/2027
(d)
12,120 12,756
CenturyLink Inc
5.80%, 03/15/2022 3,235 3,417
CommScope Inc
6.00%, 03/01/2026
(d)
8,100 8,323
8.25%, 03/01/2027
(d)
3,400 3,221
CommScope Technologies LLC
6.00%, 06/15/2025
(d)
12,885 11,464

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
289
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Comunicaciones Celulares SA Via Comcel Trust
6.88%, 02/06/2024 $ 8,595 $ 8,853
6.88%, 02/06/2024
(d)
5,005 5,155
Digicel Group One Ltd
8.25%, 12/30/2022
(d)
3,988 2,358
Digicel International Finance Ltd / Digicel
Holdings Bermuda Ltd
8.75%, 05/25/2024
(d)
1,475 1,398
8.75%, 05/25/2024 5,175 4,903
Digicel Ltd
6.75%, 03/01/2023
(d)
4,670 2,452
Embarq Corp
8.00%, 06/01/2036 2,155 2,133
Frontier Communications Corp
7.13%, 01/15/2023 1,700 765
GTT Communications Inc
7.88%, 12/31/2024
(d)
30,603 17,826
Hughes Satellite Systems Corp
7.63%, 06/15/2021 5,800 6,249
Intelsat Jackson Holdings SA
9.75%, 07/15/2025
(d)
3,200 3,321
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 1,850 2,898
7.00%, 03/28/2073
(d),(i)
$ 400 438
USD Swap Semi-Annual 10 Year + 5.33%
7.00%, 03/28/2073
(i)
1,100 1,206
USD Swap Semi-Annual 10 Year + 5.33%
Level 3 Financing Inc
5.13%, 05/01/2023 11,100 11,239
5.38%, 08/15/2022 1,471 1,476
Liquid Telecommunications Financing Plc
8.50%, 07/13/2022 1,500 1,493
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 7,240 7,403
6.50%, 10/13/2026
(d)
2,470 2,726
Nokia Oyj
2.00%, 03/15/2024 EUR 400 466
Oi SA
10.00%, PIK 4.00%, 07/27/2025
(j),(l)
$ 5,520 4,989
OTE PLC
0.88%, 09/24/2026 EUR 1,500 1,694
Sprint Capital Corp
8.75%, 03/15/2032 $ 2,255 2,750
Sprint Corp
7.13%, 06/15/2024 13,175 14,295
7.88%, 09/15/2023 4,800 5,298
Telecom Argentina SA
6.50%, 06/15/2021 1,600 1,516
Telecom Italia SpA/Milano
3.25%, 01/16/2023 EUR 500 602
3.63%, 05/25/2026 500 618
5.30%, 05/30/2024
(d)
$ 2,415 2,584
Telefonica Europe BV
3.75%, 12/31/2049
(g),(i)
EUR 1,000 1,176
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.86%
T-Mobile USA Inc
0.00%, 04/15/2024
(c),(e),(f)
$ 3,425 —
0.00%, 04/15/2025
(c),(e),(f)
1,575 —
0.00%, 01/15/2026
(c),(e),(f)
2,130 —
0.00%, 02/01/2026
(c),(e),(f)
690 —
5.13%, 04/15/2025 1,575 1,636
6.50%, 01/15/2026 2,130 2,279
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,000 980
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 2,200 2,134
5.80%, 04/11/2028
(d)
1,640 1,591
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
4.86%, 08/21/2046 $ 2,000 $ 2,479
ViaSat Inc
5.63%, 09/15/2025
(d)
17,925 18,166
5.63%, 04/15/2027
(d)
3,500 3,687
Vodafone Group PLC
5.00%, 05/30/2038 1,900 2,174
7.00%, 04/04/2079
(i)
1,500 1,738
USD Swap Semi-Annual 5 Year + 4.87%
$ 232,996
Transportation - 0.33%
BNSF Funding Trust I
6.61%, 12/15/2055
(i)
3,510 3,914
3 Month USD LIBOR + 2.35%
Hidrovias International Finance SARL
5.95%, 01/24/2025 700 730
JSL Europe SA
7.75%, 07/26/2024 6,500 6,914
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(d)
3,985 4,234
MV24 Capital BV
6.75%, 06/01/2034
(d)
3,830 4,004
Pelabuhan Indonesia II PT
5.38%, 05/05/2045
(d)
3,235 3,680
Rumo Luxembourg Sarl
7.38%, 02/09/2024 1,800 1,942
$ 25,418
Trucking & Leasing - 0.01%
DAE Funding LLC
5.00%, 08/01/2024 750 783
TOTAL BONDS $ 5,428,461
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(c),(d)
6,966 348
TOTAL CONVERTIBLE BONDS $ 348
SENIOR FLOATING RATE INTERESTS
- 5.98%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.62%
Dexko Global Inc
10.35%, 07/24/2025
(n)
$ 21,140 $ 20,981
US LIBOR + 8.25%
Panther BF Aggregator 2 LP
5.09%, 03/18/2026
(n)
6,875 6,775
US LIBOR + 3.50%
Truck Hero Inc
10.09%, 05/16/2025
(n)
22,010 20,029
US LIBOR + 8.25%
$ 47,785
Commercial Services - 0.41%
KUEHG Corp
10.44%, 08/22/2025
(n)
14,160 14,054
US LIBOR + 8.25%
Learning Care Group US No 2 Inc
9.68%, 03/13/2026
(n)
14,850 14,701
US LIBOR + 7.50%
Refinitiv US Holdings Inc
5.72%, 09/18/2025
(n)
3,151 3,166
US LIBOR + 3.75%
$ 31,921
Computers - 0.28%
Flexential Intermediate Corp
9.38%, 07/24/2025
(n)
21,350 15,212
US LIBOR + 7.25%

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
290
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
TierPoint LLC
9.09%, 05/05/2025
(n)
$ 7,760 $ 6,456
US LIBOR + 7.25%
$ 21,668
Consumer Products - 0.06%
KIK Custom Products Inc
5.80%, 05/15/2023
(n)
5,339 5,031
US LIBOR + 4.00%
Cosmetics & Personal Care - 0.25%
Wellness Merger Sub Inc
10.86%, 06/27/2025
(n)
19,410 19,264
US LIBOR + 8.75%
Distribution & Wholesale - 0.00%
Targus Group International Inc
0.00%, 05/24/2016
(c),(e),(f),(n)
880 —
US LIBOR + 4.00%
Electronics - 0.15%
Deliver Buyer Inc
7.10%, 05/01/2024
(n)
11,815 11,401
US LIBOR + 5.00%
Engineering & Construction - 0.07%
Brand Industrial Services Inc
6.24%, 06/21/2024
(n)
5,240 5,083
US LIBOR + 4.25%
Entertainment - 0.23%
Circa Resort & Casino
10.04%, 07/02/2025
(n)
17,870 17,781
US LIBOR + 8.00%
Healthcare - Services - 0.72%
Aveanna Healthcare LLC
0.00%, 06/04/2027
(n),(o)
9,420 9,008
US LIBOR + 8.75%
9.87%, 03/16/2025
(n)
23,880 22,835
US LIBOR + 8.00%
Dentalcorp Perfect Smile ULC
5.79%, 06/01/2025
(n)
2,692 2,627
US LIBOR + 3.75%
9.34%, 06/01/2026
(n)
15,150 14,620
US LIBOR + 7.50%
Sound Inpatient Physicians Inc
8.79%, 06/26/2026
(n)
6,550 6,517
US LIBOR + 6.75%
$ 55,607
Insurance - 0.42%
Asurion LLC
8.41%, 08/04/2025
(n)
15,500 15,562
US LIBOR + 6.50%
8.41%, 08/04/2025
(n)
16,660 16,727
US LIBOR + 6.50%
Internet - 0.76%
MH Sub I LLC
9.34%, 09/15/2025
(n)
24,215 23,549
US LIBOR + 7.50%
Ten-X LLC
9.89%, 09/29/2025
(e),(f),(n)
35,440 35,086
US LIBOR + 8.00%
$ 58,635
Investment Companies - 0.30%
Masergy Holdings Inc
9.70%, 12/16/2024
(n)
13,674 13,401
US LIBOR + 7.50%
Zest Acquisition Corp
9.68%, 03/06/2026
(n)
11,260 10,190
US LIBOR + 7.50%
$ 23,591
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.37%
Engineered Machinery Holdings Inc
9.43%, 07/25/2025
(n)
$ 21,223 $ 20,865
US LIBOR + 7.25%
Howden
7.35%, 09/25/2026
(n)
8,270 7,815
US LIBOR + 5.25%
$ 28,680
Mining - 0.10%
Aleris International Inc
6.79%, 02/08/2023
(n)
8,027 8,022
US LIBOR + 4.75%
Miscellaneous Manufacturers - 0.26%
UTEX Industries Inc
5.06%, 05/21/2021
(n)
11,690 8,943
US LIBOR + 4.00%
9.09%, 05/22/2022
(n)
21,490 11,282
US LIBOR + 7.25%
$ 20,225
Pharmaceuticals - 0.59%
Lanai Holdings III Inc
10.43%, 08/14/2023
(n)
25,190 21,412
US LIBOR + 8.50%
Packaging Coordinators Midco Inc
10.86%, 06/29/2024
(n)
24,050 24,050
US LIBOR + 8.75%
$ 45,462
Software - 0.39%
Evergreen Skills Lux Sarl
6.96%, 04/23/2021
(n)
13,148 10,456
US LIBOR + 4.75%
Greeneden US Holdings II LLC
5.22%, 12/01/2023
(n)
2,933 2,862
US LIBOR + 3.25%
Sophia LP
5.35%, 09/30/2022
(n)
1,566 1,564
US LIBOR + 3.25%
Vertafore Inc
0.00%, 07/02/2025
(n),(o)
300 290
US LIBOR + 3.25%
9.29%, 06/04/2026
(n)
15,625 14,929
US LIBOR + 7.25%
$ 30,101
TOTAL SENIOR FLOATING RATE INTERESTS $ 462,546
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.03%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.03%
1.50%, 09/15/2022 $ 2,500 $ 2,500
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,500
Total Investments $ 7,635,293
Other Assets and Liabilities -  1.29% 99,686
TOTAL NET ASSETS - 100.00% $ 7,734,979
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,101,384 or 40.10% of net assets.
(e) The value of these investments was determined using significant unobservable inputs.

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
291
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $182,548 or
2.36% of net assets.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security purchased on a when-issued basis.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security is an Interest Only Strip.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after October 31, 2019, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Location Percent
United States 62.83%
Canada 3.93%
United Kingdom 2.62%
Mexico 2.32%
Netherlands 1.89%
Japan 1.62%
Cayman Islands 1.59%
Luxembourg 1.30%
Supranational 1.13%
France 1.05%
Indonesia 1.04%
Russian Federation 0.99%
Brazil 0.99%
Ukraine 0.76%
Virgin Islands, British 0.71%
Turkey 0.68%
Peru 0.61%
Switzerland 0.59%
Argentina 0.57%
Australia 0.56%
Germany 0.52%
Hong Kong 0.49%
India 0.47%
South Africa 0.46%
Italy 0.42%
Spain 0.37%
Cote d'Ivoire 0.37%
Ireland 0.35%
Saudi Arabia 0.35%
Dominican Republic 0.34%
Singapore 0.33%
Austria 0.32%
Nigeria 0.31%
United Arab Emirates 0.31%
Egypt 0.29%
Ecuador 0.28%
Sweden 0.26%
Chile 0.23%
Colombia 0.23%
Ghana 0.21%
Kenya 0.20%
Korea, Republic Of 0.19%
Malaysia 0.19%
Angola 0.18%
Mauritius 0.17%
Israel 0.17%
Gabon 0.16%
Kazakhstan 0.16%
Bahrain 0.15%
Poland 0.14%
Sri Lanka 0.13%
Iraq 0.13%
Venezuela 0.12%
Finland 0.11%
Senegal 0.11%
China 0.11%
Tunisia 0.11%
Jersey, Channel Islands 0.10%
Vietnam 0.10%
Puerto Rico 0.09%
Morocco 0.08%
Oman 0.08%
Saint Lucia 0.08%
Norway 0.08%
Bermuda 0.08%
Isle of Man 0.07%
Taiwan 0.07%
Denmark 0.06%
Mozambique 0.06%
Qatar 0.05%

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
292
Portfolio Summary  (unaudited) (continued)
Location Percent
Panama 0.05%
Thailand 0.04%
Belgium 0.04%
El Salvador 0.04%
Guatemala 0.03%
Trinidad And Tobago 0.03%
Uruguay 0.03%
Philippines 0.03%
Zambia 0.03%
Romania 0.02%
Togo 0.02%
Paraguay 0.02%
Costa Rica 0.02%
Belarus 0.02%
Mongolia 0.02%
Croatia 0.02%
Honduras 0.01%
Portugal 0.01%
Cambodia 0.01%
New Zealand 0.00%
Other Assets and Liabilities
1.29%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 296,134 $ 5,313,982 $ 5,385,034 $ 225,082
$ 296,134 $ 5,313,982 $ 5,385,034 $ 225,082
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 5,6 51 $ — $ — $ —
$ 5,6 51 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Material Sciences Corp   10.35%, 01/09/2024 12/22/2016-06/29/2018 $ 22,985 $ 22,010 0.28%
Real Alloy Holding Inc   14.1%, 11/30/2023 05/31/2018 18,506 18,506 0.24%
Specialty Steel   12.59%, 11/15/2022 11/15/2017 41,148 41,564 0.54%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 21,295 0.28%
Total $ 103,375 1.34%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2019 Short 200 $ 26,059 $ (100)
Total $ (100)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 11/29/2019 HUF 5,178,215 $ 17,499 $ 104 $ —
Barclays Bank PLC 11/29/2019 $ 9,047 HUF 2,682,156 — (71)
Barclays Bank PLC 11/29/2019 PLN 25,346 $ 6,589 48 —
HSBC Securities Inc 11/22/2019 $ 10,974 TRY 66,000 — (532)
HSBC Securities Inc 11/29/2019 $ 3,005 MXN 57,678 18 —
HSBC Securities Inc 11/29/2019 $ 3,871 PLN 14,838 — (15)
JPMorgan Chase 11/13/2019 $ 70,257 EUR 63,559 — (670)
JPMorgan Chase 11/22/2019 $ 18,039 ZAR 266,100 467 —
JPMorgan Chase 11/29/2019 $ 10,330 ZAR 151,848 311 —
Standard Chartered Bank, Hong Kong 11/04/2019 BRL 86,917 $ 21,008 664 —
Standard Chartered Bank, Hong Kong 11/04/2019 $ 21,870 BRL 87,517 48 —
Standard Chartered Bank, Hong Kong 11/29/2019 ZAR 80,167 $ 5,301 — (12)
Standard Chartered Bank, Hong Kong 12/03/2019 BRL 46,449 $ 11,590 — (24)
Toronto Dominion Bank 11/29/2019 $ 11,069 EUR 9,958 — (54)

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
293
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Toronto Dominion Bank 11/29/2019 $ 2,590 HUF 768,156 $ — $ (21)
Toronto Dominion Bank 11/29/2019 JPY 546,835 $ 5,029 43 —
Total $ 1,703 $ (1,399)
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return Finan cing Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 11/12/2019
205,150,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 11/13/2019 $ 12,012 $ — $ 602 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 11/19/2019
100,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 11/20/2019 5,575 — 551 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/03/2019
250,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 12/04/2019 13,851 — 1,387 —
JPMorgan Chase Ukraine Government
Bond, 16.00%,
08/11/2011
123,000,000 Receive 3 Month USD
LIBOR + 0.95%
Quarterly 08/12/2021 5,006 — 128 —
Total $ — $ 2,668 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2019
See accompanying notes.
294
INVESTMENT COMPANIES - 0.31% Shares Held Value (000's)
Money Market Funds - 0.31%
BlackRock Liquidity FedFund 1.71%
(a),(b)
4,400,898 $ 4,400
Principal Government Money Market Fund
1.65%
(a),(b),(c)
6,413,602 6,414
$ 10,814
TOTAL INVESTMENT COMPANIES $ 10,814
COMMON STOCKS - 98.56% Shares Held Value (000's)
Engineering & Construction - 0.10%
Lendlease Group 267,996 3,464
Lodging - 1.79%
City Developments Ltd 3,222,600 25,521
Hilton Worldwide Holdings Inc 381,386 36,979
$ 62,500
Real Estate - 14.44%
Aroundtown SA 2,492,718 21,070
Castellum AB 1,103,931 22,560
Entra ASA
( d)
1,714,277 25,672
Fabege AB 1,837,765 27,446
Heiwa Real Estate Co Ltd 555,400 13,396
LEG Immobilien AG 181,987 20,904
Leopalace21 Corp
( e),(f)
3,436,600 9,377
Mitsubishi Estate Co Ltd 3,857,500 74,895
Mitsui Fudosan Co Ltd 1,091,793 27,931
New World Development Co Ltd 29,685,000 42,462
Sun Hung Kai Properties Ltd 3,585,500 54,332
TLG Immobilien AG 639,758 18,762
Tokyo Tatemono Co Ltd 1,875,000 26,676
Vonovia SE 1,994,734 106,229
Wihlborgs Fastigheter AB 861,866 13,040
$ 504,752
REITs - 79.91%
Alexandria Real Estate Equities Inc 548,040 87,001
Allied Properties Real Estate Investment Trust
( f)
736,194 29,949
American Homes 4 Rent 1,925,081 50,957
American Tower Corp 89,006 19,410
Americold Realty Trust 734,063 29,429
Apartment Investment & Management Co 1,111,450 60,996
AvalonBay Communities Inc 553,306 120,433
Big Yellow Group PLC 902,161 13,352
Boston Properties Inc 431,170 59,157
Canadian Apartment Properties REIT 799,166 33,275
Cousins Properties Inc 1,104,257 44,314
Crown Castle International Corp 107,985 14,987
CubeSmart 1,188,127 37,664
Daiwa Office Investment Corp 6,140 48,917
Dexus 4,862,834 40,101
Duke Realty Corp 965,228 33,918
EPR Properties 491,280 38,217
Equinix Inc 67,745 38,396
Equity Residential 313,372 27,784
Essential Properties Realty Trust Inc 843,904 21,655
Essex Property Trust Inc 250,567 81,968
Extra Space Storage Inc 392,676 44,086
First Industrial Realty Trust Inc 465,540 19,604
Gecina SA 241,613 41,477
Goodman Group 8,078,366 80,212
GPT Group/The 7,757,395 31,842
Healthcare Realty Trust Inc 603,778 20,993
Healthcare Trust of America Inc 2,108,312 65,358
Healthpeak Properties Inc 697,464 26,239
Host Hotels & Resorts Inc 1,605,999 26,322
Industrial & Infrastructure Fund Investment Corp 17,398 27,238
Inmobiliaria Colonial Socimi SA 3,608,783 46,634
Invitation Homes Inc 3,125,846 96,245
Japan Hotel REIT Investment Corp 74,706 61,965
Japan Retail Fund Investment Corp 16,391 38,205
Kilroy Realty Corp 531,060 44,572
Klepierre SA 640,449 23,873
Link REIT 7,920,000 86,260
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Macquarie Mexico Real Estate Management SA
de CV
( d)
5,081,090 $ 7,211
Merlin Properties Socimi SA 2,568,074 37,804
Nippon Prologis REIT Inc
( e)
11,475 32,053
Nomura Real Estate Master Fund Inc 26,430 50,523
Physicians Realty Trust 682,579 12,744
PLA Administradora Industrial S de RL de CV 3,132,770 5,136
Prologis Inc 1,434,060 125,853
Prologis Property Mexico SA de CV 2,450,270 5,245
Public Storage 75,658 16,861
Regency Centers Corp 790,322 53,141
Rexford Industrial Realty Inc 1,461,093 70,264
Sabra Health Care REIT Inc 987,140 24,284
Saul Centers Inc 177,133 9,484
Segro PLC 8,736,676 95,573
Sekisui House Reit Inc 27,514 25,394
Simon Property Group Inc 439,741 66,260
Stockland 7,337,131 24,770
STORE Capital Corp 1,684,694 68,230
Summit Industrial Income REIT
( f)
437,408 4,244
Summit Industrial Income REIT
( e)
1,022,744 9,939
Sun Communities Inc 415,919 67,649
Sunstone Hotel Investors Inc 1,643,623 22,205
Taubman Centers Inc 326,926 11,697
Tokyu REIT Inc 4,177 8,045
UNITE Group PLC/The 2,935,984 42,762
United Urban Investment Corp 16,382 33,050
VICI Properties Inc 1,443,448 33,993
Welltower Inc 1,152,585 104,528
Weyerhaeuser Co 374,494 10,939
$ 2,792,886
Software - 1.67%
InterXion Holding NV
( e)
661,438 58,352
Storage & Warehousing - 0.65%
Safestore Holdings PLC 2,498,981 22,69 1
TOTAL COMMON STOCKS $ 3,444,64 5
Total Investments $ 3,455,45 9
Other Assets and Liabilities -  1.13% 39,46 1
TOTAL NET ASSETS - 100.00% $ 3,494,920
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,811 or 0.31 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $32,883 or 0.94% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2019
See accompanying notes.
295
Portfolio Summary  ( unaudited)
Location Percent
United States 53.09%
Japan 13.67%
Hong Kong 5.24%
Australia 5.17%
United Kingdom 4.98%
Germany 4.18%
Spain 2.41%
Canada 2.21%
France 1.87%
Sweden 1.81%
Netherlands 1.67%
Singapore 0.73%
Norway 0.73%
Luxembourg 0.60%
Mexico 0.51%
Other Assets and Liabilities
1.13%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 37,882 $ 1,262,729 $ 1,294,197 $ 6,414
$ 37,882 $ 1,262,729 $ 1,294,197 $ 6,414
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 1,016 $ — $ — $ —
$ 1,016 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2019
See accompanying notes.
296
INVESTMENT COMPANIES - 4.14% Shares Held Value (000's)
Money Market Funds - 4.14%
BlackRock Liquidity FedFund 1.71%
(a),(b)
7,270,873 $ 7,271
Principal Government Money Market Fund
1.65%
(a),(b),(c)
61,450,152 61,450
$ 68,721
TOTAL INVESTMENT COMPANIES $ 68,721
BONDS - 28.45%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0.22%
AmeriCredit Automobile Receivables 2016-1
2.89%, 01/10/2022 $ 3,631 $ 3,636
Commercial Mortgage Backed Securities - 13.92%
Bank 2019-BNK19
4.03%, 08/15/2061
(d)
4,200 4,496
BANK 2019-BNK21
3.52%, 10/17/2052 5,000 5,151
CD 2017-CD3 Mortgage Trust
3.98%, 02/10/2050
(d)
4,500 4,826
Citigroup Commercial Mortgage Trust
2016-GC36
4.76%, 02/10/2049
(d)
4,400 4,738
COMM 2013-CCRE9 Mortgage Trust
4.25%, 07/10/2045
(d),(e)
2,400 2,285
COMM 2014-CCRE19 Mortgage Trust
4.75%, 08/10/2047
(d)
3,700 3,945
COMM 2014-UBS5 Mortgage Trust
4.61%, 09/10/2047
(d)
11,680 12,191
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 7,700 7,775
2.65%, 08/25/2026 5,480 5,686
3.19%, 09/25/2027
(d)
11,000 11,812
3.30%, 04/25/2023
(d)
13,000 13,567
3.46%, 08/25/2023
(d)
12,400 13,047
3.53%, 10/25/2023
(d)
5,800 6,126
3.60%, 01/25/2028 8,340 9,198
3.65%, 02/25/2028
(d)
3,250 3,596
3.90%, 04/25/2028 6,800 7,649
4.06%, 10/25/2028
(d)
8,800 10,062
Ginnie Mae
0.37%, 10/16/2053
(d),(f)
12,137 366
0.48%, 06/16/2060
(d),(f)
33,979 1,863
0.49%, 06/16/2052
(d),(f)
25,372 497
0.51%, 10/16/2054
(d),(f)
40,231 928
0.54%, 10/16/2054
(d),(f)
41,537 1,152
0.57%, 12/16/2059
(d),(f)
46,310 2,500
0.58%, 08/16/2051
(d),(f)
70,593 2,729
0.59%, 04/16/2047
(d),(f)
67,335 2,405
0.59%, 02/16/2060
(d),(f)
35,703 2,109
0.59%, 03/16/2060
(d),(f)
23,318 1,331
0.61%, 11/16/2045
(d),(f)
26,067 861
0.61%, 07/16/2060
(d),(f)
22,273 1,454
0.63%, 12/16/2053
(d),(f)
27,403 1,124
0.67%, 06/16/2054
(d),(f)
52,926 1,277
0.69%, 10/16/2054
(d),(f)
52,694 1,712
0.70%, 11/16/2052
(d),(f)
44,983 1,752
0.74%, 02/16/2061
(d),(f)
68,158 5,166
0.78%, 10/16/2059
(d),(f)
15,549 957
0.79%, 09/16/2053
(d),(f)
41,854 1,617
0.80%, 02/16/2053
(d),(f)
38,617 1,883
0.80%, 04/16/2054
(d),(f)
80,465 2,360
0.81%, 01/16/2056
(d),(f)
18,967 890
0.84%, 02/16/2053
(d),(f)
101,066 5,533
0.84%, 06/16/2057
(d),(f)
12,412 711
0.94%, 03/16/2052
(d),(f)
43,835 2,494
0.98%, 02/16/2046
(d),(f)
41,085 1,871
2.60%, 05/16/2059 4,046 4,075
2.60%, 03/16/2060 7,477 7,534
GS Mortgage Securities Trust 2013-GC13
4.08%, 07/10/2046
(d),(e)
5,000 4,954
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2014-GC20
4.96%, 04/10/2047
(d)
$ 2,000 $ 2,078
GS Mortgage Securities Trust 2014-GC24
4.53%, 09/10/2047
(d)
4,200 4,035
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
4.96%, 12/15/2046
(d)
8,000 8,781
JPMDB Commercial Mortgage Securities Trust
2018-C8
4.74%, 06/15/2051
(d)
3,700 4,104
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08/15/2050 5,250 5,329
Wells Fargo Commercial Mortgage Trust
2015-C31
4.61%, 11/15/2048
(d)
6,000 6,414
WFRBS Commercial Mortgage Trust 2014-C23
4.38%, 10/15/2057
(d)
9,700 10,436
$ 231,432
Home Equity Asset Backed Securities - 0.28%
ACE Securities Corp Mortgage Loan Trust Series
2007-D1
6.93%, 02/25/2038
(d),(e)
4,827 4,719
Mortgage Backed Securities - 13.47%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(e)
7,021 7,636
CSMC Trust 2015-1
3.94%, 01/25/2045
(d),(e)
7,347 7,502
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(f)
4,033 603
7.00%, 04/25/2024
(f)
21 2
Fannie Mae REMICS
1.98%, 06/25/2045
(f)
15,896 1,062
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
2.42%, 04/25/2027 7 7
1.00 x 1 Month USD LIBOR + 0.60%
2.50%, 02/25/2028
(f)
10,881 717
3.00%, 07/25/2032
(f)
10,026 1,155
3.00%, 10/25/2040
(f)
25,450 1,397
3.00%, 04/25/2042 6,687 6,863
3.00%, 08/25/2042 3,738 3,808
3.00%, 02/25/2043 4,481 4,615
3.00%, 01/25/2046 7,235 7,490
3.00%, 03/25/2046 5,806 5,900
3.00%, 05/25/2048 2,098 2,174
3.50%, 02/25/2036
(f)
7,715 786
3.50%, 01/25/2040
(f)
11,114 713
3.50%, 11/25/2042 9,708 10,322
3.50%, 02/25/2043 848 891
3.50%, 02/25/2043
(f)
14,363 1,413
3.50%, 07/25/2043
(f)
10,525 922
3.50%, 08/25/2045 2,931 3,132
4.00%, 06/25/2039 10,000 10,355
4.00%, 12/25/2039
(f)
5,322 380
4.00%, 03/25/2045 6,411 7,299
4.00%, 04/25/2047 3,326 3,727
4.33%, 09/25/2047
(f)
7,212 1,476
(1.00) x 1 Month USD LIBOR + 6.15%
4.50%, 04/25/2045
(f)
20,262 3,831
7.00%, 04/25/2032 758 871
9.00%, 05/25/2020 1 1
Freddie Mac REMICS
2.50%, 11/15/2032 4,198 4,255
2.50%, 02/15/2043 2,234 2,264
3.00%, 11/15/2030
(f)
4,221 174
3.00%, 06/15/2040 4,117 4,195
3.00%, 10/15/2041 2,079 2,123

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2019
See accompanying notes.
297
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS   (continued)
3.00%, 10/15/2042 $ 1,348 $ 1,398
3.00%, 05/15/2044 1,588 1,640
3.00%, 04/15/2046 2,533 2,632
3.00%, 11/15/2046 3,241 3,353
3.50%, 03/15/2029 3,882 4,141
3.50%, 04/15/2040
(f)
6,002 285
3.50%, 07/15/2042 2,972 3,031
3.50%, 05/15/2043 4,500 4,604
3.50%, 09/15/2043 7,680 8,036
4.00%, 05/15/2039 4,825 4,998
4.00%, 11/15/2042
(f)
8,052 1,028
4.00%, 11/15/2045 553 592
6.50%, 08/15/2027 71 74
Ginnie Mae
3.00%, 05/16/2037 14,000 14,127
3.25%, 05/20/2045 5,499 5,879
3.50%, 08/20/2039
(f)
15,721 1,170
3.50%, 01/20/2043
(f)
14,498 2,562
3.50%, 10/20/2044
(f)
17,776 2,348
3.50%, 11/20/2045 4,500 4,643
3.50%, 02/20/2048 800 855
4.00%, 11/16/2038 320 326
4.00%, 04/20/2044
(f)
5,376 739
4.00%, 01/20/2046
(f)
9,039 1,109
4.25%, 06/20/2046
(f)
4,938 972
(1.00) x 1 Month USD LIBOR + 6.10%
4.35%, 09/20/2047
(f)
6,772 1,315
(1.00) x 1 Month USD LIBOR + 6.20%
4.36%, 08/16/2045
(f)
3,399 683
(1.00) x 1 Month USD LIBOR + 6.25%
5.00%, 11/20/2039 2,893 3,236
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(e)
4,024 4,062
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(d),(e)
3,786 3,849
New Residential Mortgage Loan Trust 2015-2
5.53%, 08/25/2055
(d),(e)
5,510 5,990
NRP Mortgage Trust 2013-1
3.31%, 07/25/2043
(d),(e)
6,753 6,908
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
6,938 7,117
Sequoia Mortgage Trust 2017-2
3.64%, 02/25/2047
(d),(e)
2,339 2,410
Sequoia Mortgage Trust 2017-3
3.81%, 04/25/2047
(d),(e)
2,346 2,443
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(e)
1,328 1,344
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(e)
3,911 3,940
$ 223,900
Other Asset Backed Securities - 0.56%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 1,600 1,596
TAL Advantage V LLC
3.33%, 05/20/2039
(e)
2,415 2,418
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(e)
5,000 5,217
$ 9,231
TOTAL BONDS $ 472,918
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 68.18%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 15.22%
2.50%, 08/01/2027 $ 1,093 $ 1,108
2.50%, 02/01/2028 3,367 3,426
3.00%, 02/01/2027 2,898 2,983
3.00%, 02/01/2032 6,846 7,074
3.00%, 01/01/2033 4,521 4,662
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 04/01/2035 $ 2,135 $ 2,197
3.00%, 03/01/2037 4,689 4,809
3.00%, 10/01/2042 6,717 6,933
3.00%, 10/01/2042 5,835 6,045
3.00%, 05/01/2043 2,312 2,386
3.00%, 07/01/2045 6,336 6,528
3.00%, 10/01/2046 7,702 7,978
3.00%, 01/01/2047 6,398 6,628
3.50%, 11/01/2026 1,658 1,727
3.50%, 02/01/2032 3,522 3,669
3.50%, 04/01/2032 3,097 3,226
3.50%, 12/01/2041 2,306 2,441
3.50%, 04/01/2042 6,747 7,085
3.50%, 07/01/2042 7,765 8,154
3.50%, 08/01/2043 5,294 5,586
3.50%, 02/01/2044 5,792 6,075
3.50%, 08/01/2045 6,136 6,535
3.50%, 07/01/2046 8,811 9,368
3.50%, 11/01/2046 5,811 6,080
3.50%, 01/01/2047 12,265 12,968
3.50%, 01/01/2048 9,516 10,132
3.50%, 04/01/2049 13,976 14,721
4.00%, 12/01/2041 3,906 4,253
4.00%, 07/01/2042 2,915 3,174
4.00%, 09/15/2042 2,066 2,244
4.00%, 04/01/2043 8,275 9,009
4.00%, 07/01/2043 3,573 3,890
4.00%, 10/01/2045 7,574 8,238
4.00%, 08/01/2047 10,981 11,942
4.00%, 11/01/2047 2,414 2,631
4.00%, 01/01/2048 7,601 8,268
4.00%, 06/01/2048 13,228 14,292
4.50%, 04/01/2041 4,084 4,548
4.50%, 11/01/2043 3,814 4,247
4.85%, 10/01/2032 1 1
1.00 x 12 Month USD LIBOR + 1.98%
5.00%, 10/01/2025 39 42
5.00%, 12/01/2032 44 48
5.00%, 02/01/2033 376 415
5.00%, 01/01/2034 3,584 3,962
5.00%, 05/01/2034 85 93
5.00%, 07/01/2035 2 2
5.00%, 07/01/2035 32 35
5.00%, 10/01/2035 7 8
5.00%, 11/01/2035 280 310
5.00%, 07/01/2044 2,691 2,973
5.00%, 03/01/2048 4,385 4,943
5.50%, 03/01/2029 1 1
5.50%, 05/01/2033 7 8
5.50%, 10/01/2033 12 13
5.50%, 12/01/2033 266 299
5.50%, 07/01/2037 15 17
5.50%, 04/01/2038 7 8
5.50%, 05/01/2038 35 40
6.00%, 01/01/2021 10 10
6.00%, 06/01/2028 5 6
6.00%, 05/01/2031 65 75
6.00%, 10/01/2031 2 2
6.00%, 02/01/2032 15 16
6.00%, 09/01/2032 47 52
6.00%, 11/01/2033 80 89
6.00%, 11/01/2033 354 399
6.00%, 09/01/2034 56 64
6.00%, 02/01/2035 49 57
6.00%, 10/01/2036 36 41
6.00%, 03/01/2037 74 83
6.00%, 05/01/2037 92 107
6.00%, 01/01/2038 10 11

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2019
See accompanying notes.
298
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 03/01/2038 $ 33 $ 36
6.00%, 04/01/2038 60 66
6.00%, 07/01/2038 134 151
6.00%, 10/01/2038 84 97
6.50%, 12/01/2021 47 49
6.50%, 04/01/2022 60 62
6.50%, 05/01/2022 35 35
6.50%, 08/01/2022 17 17
6.50%, 05/01/2023 28 28
6.50%, 07/01/2023 1 1
6.50%, 07/01/2025 1 1
6.50%, 09/01/2025 1 1
6.50%, 10/01/2025 1 1
6.50%, 03/01/2029 30 33
6.50%, 04/01/2031 125 139
6.50%, 10/01/2031 46 52
6.50%, 02/01/2032 7 7
6.50%, 04/01/2032 6 7
6.50%, 04/01/2035 5 6
6.50%, 02/01/2037 28 31
7.00%, 07/01/2024 2 2
7.00%, 01/01/2028 192 205
7.00%, 06/01/2029 64 72
7.00%, 01/01/2031 1 1
7.00%, 04/01/2031 44 49
7.00%, 10/01/2031 78 88
7.00%, 04/01/2032 115 132
7.50%, 12/01/2030 3 3
7.50%, 02/01/2031 1 2
7.50%, 02/01/2031 11 12
8.50%, 07/01/2029 69 73
$ 252,949
Federal National Mortgage Association (FNMA) - 0.47%
3.00%, 04/01/2043 5,971 6,108
4.48%, 12/01/2033 68 71
1.00 x 12 Month USD LIBOR + 1.60%
5.50%, 05/01/2033 75 77
6.00%, 01/01/2032 109 116
6.00%, 04/01/2033 167 180
6.00%, 09/01/2034 354 384
6.50%, 06/01/2031 60 68
6.50%, 11/01/2032 340 376
6.50%, 11/01/2032 94 102
7.00%, 08/01/2028 45 51
7.00%, 12/01/2028 47 52
7.00%, 07/01/2029 49 56
7.00%, 07/01/2032 116 128
7.50%, 12/01/2024 63 67
7.50%, 07/01/2029 1 1
7.50%, 02/01/2030 56 60
$ 7,897
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 40.56%
2.00%, 08/01/2028 2,034 2,034
2.00%, 07/01/2030 5,324 5,280
2.50%, 06/01/2027 4,045 4,108
2.50%, 05/01/2028 1,760 1,792
2.50%, 08/01/2028 2,342 2,385
2.50%, 03/01/2030 5,494 5,594
2.50%, 07/01/2030 7,836 7,968
2.50%, 12/01/2031 7,235 7,357
3.00%, 04/01/2027 2,765 2,845
3.00%, 05/01/2029 4,707 4,860
3.00%, 01/01/2030 409 421
3.00%, 08/01/2031 7,951 8,210
3.00%, 10/01/2036 5,665 5,861
3.00%, 11/01/2042 6,899 7,121
3.00%, 12/01/2042 5,276 5,446
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 12/01/2042 $ 5,351 $ 5,520
3.00%, 01/01/2043 5,014 5,173
3.00%, 02/01/2043 5,381 5,571
3.00%, 06/01/2043 9,447 9,751
3.00%, 08/01/2043 6,149 6,346
3.00%, 07/01/2045 2,498 2,573
3.00%, 01/01/2046 5,031 5,192
3.00%, 07/01/2046 6,954 7,146
3.00%, 09/01/2046 5,808 6,004
3.00%, 10/01/2046 6,689 6,888
3.00%, 11/01/2046 10,449 10,817
3.00%, 12/01/2046 5,401 5,598
3.00%, 12/01/2046 7,874 8,081
3.00%, 01/01/2047 9,648 9,987
3.00%, 01/01/2047 6,187 6,405
3.00%, 01/01/2047 8,765 9,073
3.50%, 08/01/2031 3,975 4,176
3.50%, 02/01/2033 8,128 8,540
3.50%, 09/01/2033 8,155 8,569
3.50%, 06/01/2039 4,114 4,283
3.50%, 02/01/2042 5,489 5,825
3.50%, 06/01/2042 2,869 3,011
3.50%, 07/01/2042 4,265 4,497
3.50%, 09/01/2042 7,512 7,921
3.50%, 11/01/2042 4,385 4,623
3.50%, 02/01/2043 1,794 1,904
3.50%, 05/01/2043 2,438 2,587
3.50%, 05/01/2043 4,417 4,674
3.50%, 09/01/2044 12,632 13,491
3.50%, 10/01/2044 5,989 6,396
3.50%, 11/01/2044 5,222 5,576
3.50%, 03/01/2045 2,888 3,049
3.50%, 03/01/2045 4,672 4,972
3.50%, 06/01/2045 5,829 6,225
3.50%, 08/01/2045 5,236 5,593
3.50%, 09/01/2045 4,600 4,875
3.50%, 10/01/2045 5,271 5,630
3.50%, 11/01/2045 9,553 10,168
3.50%, 01/01/2046 4,639 4,955
3.50%, 03/01/2046 6,446 6,885
3.50%, 04/01/2046 6,821 7,285
3.50%, 10/01/2047 4,844 5,173
3.50%, 11/01/2048 12,454 13,208
3.50%, 05/01/2049 8,550 9,064
4.00%, 01/01/2034 1,112 1,178
4.00%, 10/01/2037 5,906 6,180
4.00%, 09/01/2040 2,461 2,634
4.00%, 02/01/2042 1,923 2,078
4.00%, 01/01/2043 1,874 2,039
4.00%, 03/01/2043 3,401 3,631
4.00%, 08/01/2043 6,346 6,904
4.00%, 04/01/2044 2,495 2,724
4.00%, 08/01/2044 8,808 9,650
4.00%, 08/01/2044 3,338 3,651
4.00%, 11/01/2044 2,708 2,967
4.00%, 12/01/2044 5,425 5,943
4.00%, 02/01/2045 4,623 5,065
4.00%, 07/01/2045 5,042 5,383
4.00%, 08/01/2045 5,457 5,978
4.00%, 09/01/2045 9,356 10,249
4.00%, 01/01/2046 7,341 7,993
4.00%, 05/01/2046 10,821 11,763
4.00%, 07/01/2046 6,797 7,446
4.00%, 08/01/2046 9,611 10,299
4.00%, 07/01/2047 7,113 7,791
4.00%, 10/01/2047 6,059 6,565
4.00%, 12/01/2047 5,025 5,484

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2019
See accompanying notes.
299
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 02/01/2048 $ 7,174 $ 7,746
4.00%, 03/01/2049 12,204 13,266
4.00%, 07/01/2049 13,551 14,631
4.00%, 07/01/2049 7,339 7,924
4.50%, 12/01/2019 1 1
4.50%, 01/01/2020 2 2
4.50%, 09/01/2025 1,011 1,068
4.50%, 08/01/2039 2,582 2,847
4.50%, 03/01/2041 3,244 3,516
4.50%, 03/01/2042 6,823 7,589
4.50%, 09/01/2043 3,173 3,531
4.50%, 09/01/2043 5,717 6,362
4.50%, 11/01/2043 5,367 5,973
4.50%, 10/01/2044 2,942 3,184
4.50%, 12/01/2044 7,367 8,199
4.50%, 05/01/2045 3,246 3,613
4.50%, 09/01/2045 4,793 5,285
4.50%, 10/01/2045 6,183 6,878
4.50%, 11/01/2045 7,910 8,719
4.50%, 08/01/2048 6,519 7,167
4.50%, 09/01/2048 11,515 12,768
4.50%, 11/01/2048 7,868 8,556
4.50%, 12/01/2048 8,787 9,588
5.00%, 01/01/2026 42 45
5.00%, 04/01/2035 122 134
5.00%, 05/01/2035 63 69
5.00%, 07/01/2035 22 24
5.00%, 02/01/2038 1,666 1,858
5.00%, 03/01/2038 1,187 1,324
5.00%, 02/01/2040 5,725 6,429
5.00%, 05/01/2040 2,337 2,626
5.00%, 07/01/2040 1,432 1,604
5.00%, 07/01/2041 6,553 7,361
5.00%, 02/01/2044 2,970 3,314
5.00%, 06/01/2044 2,865 3,182
5.00%, 05/01/2048 5,015 5,649
5.50%, 06/01/2026 48 52
5.50%, 07/01/2033 496 558
5.50%, 02/01/2037 3 4
5.50%, 12/01/2037 774 869
5.50%, 03/01/2038 176 198
6.00%, 12/01/2022 5 6
6.00%, 03/01/2029 33 37
6.00%, 12/01/2031 2 2
6.00%, 12/01/2031 1 1
6.00%, 11/01/2032 6 7
6.00%, 03/01/2034 130 144
6.00%, 11/01/2037 11 12
6.00%, 02/01/2038 48 55
6.00%, 03/01/2038 46 52
6.00%, 04/01/2039 438 486
6.50%, 09/01/2024 91 102
6.50%, 08/01/2028 17 19
6.50%, 12/01/2028 11 12
6.50%, 02/01/2029 14 16
6.50%, 03/01/2029 23 26
6.50%, 04/01/2029 21 24
6.50%, 06/01/2031 66 74
6.50%, 06/01/2031 61 67
6.50%, 12/01/2031 2 2
6.50%, 01/01/2032 29 32
6.50%, 04/01/2032 73 81
6.50%, 04/01/2032 19 21
6.50%, 08/01/2032 63 71
6.50%, 02/01/2033 140 156
6.50%, 04/01/2036 2 3
6.50%, 08/01/2036 66 76
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 08/01/2036 $ 36 $ 42
6.50%, 10/01/2036 30 35
6.50%, 11/01/2036 21 25
6.50%, 07/01/2037 21 24
6.50%, 07/01/2037 11 13
6.50%, 08/01/2037 325 374
6.50%, 08/01/2037 31 35
6.50%, 02/01/2038 22 25
6.50%, 05/01/2038 3 3
7.00%, 05/01/2022 4 4
7.00%, 11/01/2031 128 141
7.50%, 01/01/2031 1 1
7.50%, 08/01/2032 7 8
8.50%, 09/01/2025 1 1
9.00%, 09/01/2030 2 2
$ 674,187
Government National Mortgage Association (GNMA) - 7.00%
3.00%, 11/15/2042 6,023 6,250
3.00%, 11/15/2042 3,861 3,986
3.00%, 12/15/2042 3,882 4,012
3.00%, 02/15/2043 4,603 4,776
3.00%, 09/20/2046 6,726 6,969
3.00%, 11/20/2046 4,543 4,689
3.00%, 11/15/2047 7,452 7,686
3.50%, 08/20/2042 4,015 4,245
3.50%, 05/15/2043 6,888 7,311
3.50%, 06/20/2043 4,842 5,143
3.50%, 08/15/2043 5,642 5,972
3.50%, 04/20/2045 4,183 4,401
3.50%, 02/20/2047 2,051 2,170
3.50%, 05/20/2047 12,899 13,702
3.50%, 10/20/2047 4,582 4,815
3.50%, 11/20/2047 4,608 4,848
4.00%, 08/15/2041 3,762 4,076
4.00%, 09/15/2041 5,703 6,224
4.00%, 03/15/2044 3,700 4,038
4.00%, 10/20/2044 3,358 3,564
5.00%, 02/15/2034 104 116
5.00%, 10/15/2039 2,331 2,615
5.50%, 07/20/2033 874 984
5.50%, 03/20/2034 906 1,019
5.50%, 05/20/2035 94 105
6.00%, 10/15/2023 51 56
6.00%, 11/15/2023 9 10
6.00%, 11/15/2023 5 5
6.00%, 12/15/2023 3 3
6.00%, 03/15/2024 4 5
6.00%, 04/20/2026 28 30
6.00%, 10/20/2028 4 4
6.00%, 02/20/2029 49 55
6.00%, 09/15/2032 55 61
6.00%, 02/15/2033 17 19
6.00%, 07/20/2033 686 785
6.00%, 08/15/2038 66 72
6.50%, 09/15/2023 7 8
6.50%, 09/15/2023 2 2
6.50%, 09/15/2023 11 12
6.50%, 10/15/2023 10 11
6.50%, 12/15/2023 2 2
6.50%, 12/15/2023 10 11
6.50%, 12/15/2023 9 10
6.50%, 12/15/2023 6 7
6.50%, 01/15/2024 2 2
6.50%, 01/15/2024 4 4
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 17 19
6.50%, 01/15/2024 1 2

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2019
See accompanying notes.
300
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.50%, 01/15/2024 $ 8 $ 9
6.50%, 04/15/2024 7 8
6.50%, 04/20/2024 4 4
6.50%, 07/15/2024 16 17
6.50%, 01/15/2026 4 5
6.50%, 03/15/2026 3 3
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 6 6
6.50%, 03/20/2031 47 54
6.50%, 04/20/2031 38 44
6.50%, 07/15/2031 1 1
6.50%, 10/15/2031 10 11
6.50%, 07/15/2032 3 3
6.50%, 05/20/2034 512 589
6.80%, 04/20/2025 21 21
7.00%, 11/15/2022 2 2
7.00%, 12/15/2022 14 14
7.00%, 01/15/2023 3 3
7.00%, 01/15/2023 1 1
7.00%, 01/15/2023 4 4
7.00%, 02/15/2023 11 11
7.00%, 07/15/2023 4 4
7.00%, 07/15/2023 4 4
7.00%, 07/15/2023 2 2
7.00%, 08/15/2023 8 8
7.00%, 12/15/2023 3 3
7.00%, 12/15/2023 9 9
7.00%, 01/15/2026 6 6
7.00%, 01/15/2027 10 10
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 7 7
7.00%, 10/15/2027 1 1
7.00%, 12/15/2027 3 3
7.00%, 12/15/2027 1 1
7.00%, 04/15/2028 2 2
7.00%, 06/15/2028 90 98
7.00%, 12/15/2028 52 56
7.00%, 01/15/2029 35 38
7.00%, 03/15/2029 20 21
7.00%, 04/15/2029 139 152
7.00%, 04/15/2029 2 2
7.00%, 05/15/2031 5 6
7.00%, 07/15/2031 1 1
7.00%, 09/15/2031 1 1
7.50%, 12/15/2021 5 5
7.50%, 03/15/2022 3 3
7.50%, 04/15/2022 1 1
7.50%, 04/15/2022 10 10
7.50%, 08/15/2022 1 1
7.50%, 08/15/2022 7 7
7.50%, 08/15/2022 2 2
7.50%, 02/15/2023 4 4
7.50%, 05/15/2023 1 1
7.50%, 05/15/2023 4 4
7.50%, 06/15/2023 1 1
7.50%, 03/15/2024 7 8
7.50%, 08/15/2024 1 1
7.50%, 05/15/2027 4 4
7.50%, 06/15/2027 7 7
7.50%, 08/15/2029 22 23
7.50%, 10/15/2029 15 15
7.50%, 11/15/2029 40 41
8.00%, 02/15/2022 5 5
8.00%, 04/15/2022 1 1
8.00%, 12/15/2030 5 6
9.00%, 11/15/2021 8 8
9.50%, 08/15/2021 4 4
$ 116,321
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 4.52%
1.00%, 11/30/2019 $ 6,880 $ 6,875
1.13%, 12/31/2019
(g)
14,800 14,784
1.13%, 03/31/2020 8,600 8,583
1.25%, 01/31/2020 13,700 13,688
1.25%, 02/29/2020
(g)
7,000 6,991
2.13%, 12/31/2022 4,920 5,012
3.13%, 05/15/2021 13,000 13,301
6.25%, 08/15/2023 5,100 5,982
$ 75,216
U.S. Treasury Strip - 0.41%
0.00%, 05/15/2020
(h),( i )
6,800 6,744
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,133,314
Total Investments $ 1,674,953
Other Assets and Liabilities -  (0.77)% (12,725)
TOTAL NET ASSETS - 100.00% $ 1,662,228
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,871 or 1.08 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $65,677 or 3.95% of net assets.
(f) Security is an Interest Only Strip.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Non-income producing security
( i ) Security is a Principal Only Strip.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 90.64%
Government 4.93%
Money Market Funds 4.14%
Asset Backed Securities 1.06%
Other Assets and Liabilities
(0.77)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2019
See accompanying notes.
301
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 15,236 $ 552,382 $ 506,168 $ 61,450
$ 15,236 $ 552,382 $ 506,168 $ 61,450
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 70 2 $ — $ — $ —
$ 70 2 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Long Bond; December 2019 Short 92 $ 14,847 $ 321
US Ultra Bond; December 2019 Short 164 31,119 1,198
Total $ 1,519
Amounts in thousands except contracts.

Schedule of Investments
Government Money Market Fund
October 31, 2019
See accompanying notes.
302
INVESTMENT COMPANIES - 7.37% Shares Held Value (000's)
Money Market Funds - 7.37%
DWS Government Money Market Series 1.74%
(a)
90,200,000 $ 90,200
Goldman Sachs Financial Square Government
Fund 1.70%
(a)
87,100,000 87,100
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 1.69%
(a)
86,100,000 86,100
STIT - Government & Agency Portfolio 1.69%
(a)
29,200,000 29,200
$ 292,600
TOTAL INVESTMENT COMPANIES $ 292,600
BONDS - 60.44%
Principal
Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker - 60.44%
Fannie Mae Discount Notes
1.59%, 01 /29/2020 $ 50,000 $ 49,803
1.65%, 01 /15/2020 50,000 49,828
1.72%, 12 /16/2019 50,000 49,893
1.74%, 12 /05/2019 35,000 34,942
1.75%, 01 /02/2020 50,000 49,849
1.84%, 12 /03/2019 45,000 44,926
1.84%, 12 /04/2019 40,000 39,933
1.85%, 11 /21/2019 40,000 39,959
Federal Home Loan Bank Discount Notes
1.56%, 12 /19/2019 50,000 49,896
1.57%, 12 /20/2019 41,500 41,411
1.64%, 12 /23/2019 50,000 49,882
1.66%, 12 /10/2019 50,000 49,910
1.66%, 12 /18/2019 60,000 59,870
1.66%, 01 /10/2020 52,920 52,749
1.67%, 11 /14/2019 50,000 49,970
1.67%, 01 /02/2020 61,900 61,730
1.70%, 12 /03/2019 40,000 39,940
1.70%, 12 /31/2019 50,000 49,858
1.70%, 01 /03/2020 44,600 44,467
1.70%, 01 /08/2020 47,000 46,850
1.71%, 11 /26/2019 50,000 49,941
1.72%, 12 /13/2019 50,000 49,900
1.72%, 12 /17/2019 50,000 49,890
1.73%, 11 /04/2019 101,884 101,869
1.73%, 11 /15/2019 70,000 69,953
1.73%, 11 /21/2019 30,000 29,971
1.73%, 11 /25/2019 50,000 49,943
1.73%, 12 /09/2019 50,000 49,909
1.75%, 11 /01/2019 90,950 90,950
1.75%, 11 /07/2019 50,500 50,485
1.87%, 12 /27/2019 64,275 64,088
1.91%, 11 /12/2019 50,000 49,971
1.91%, 11 /18/2019 50,000 49,955
1.91%, 12 /30/2019 35,000 34,891
1.92%, 11 /20/2019 65,000 64,936
1.93%, 11 /05/2019 35,000 34,992
1.93%, 11 /13/2019 50,000 49,968
1.93%, 12 /02/2019 50,000 49,917
1.93%, 12 /26/2019 50,000 49,853
1.94%, 11 /19/2019 50,000 49,951
1.94%, 11 /27/2019 50,000 49,930
1.94%, 12 /06/2019 50,000 49,906
1.94%, 12 /11/2019 54,060 53,950
1.95%, 11 /22/2019 50,000 49,943
2.00%, 11 /08/2019 50,000 49,981
2.01%, 11 /06/2019 62,800 62,784
Freddie Mac Discount Notes
1.84%, 01 /02/2020 7,499 7,475
2.05%, 11 /05/2019 30,000 29,993
$ 2,400,961
TOTAL BONDS $ 2,400,961
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 5.40%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 5.40%
1.64%, 01 /16/2020 $ 50,000 $ 49,827
1.65%, 12 /24/2019 30,000 29,927
1.90%, 12 /12/2019 50,000 49,892
1.91%, 11 /29/2019 50,000 49,926
1.92%, 12 /05/2019 35,000 34,937
$ 214,509
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 214,509
REPURCHASE AGREEMENTS - 26.93%
Maturity
Amount (000's) Value (000's)
Banks - 26.93%
Bank of Montreal Repurchase Agreement; 1.68%
traded 10/31/2019 maturing 11/01/2019
(collateralized by US Government Securities;
$122,400,044; 0.00%-4.62%; dated
12/05/2019-08/15/2048)
$ 120,006 $ 120,000
Bank of New York Mellon Repurchase
Agreement; 1.72% traded 10/31/2019
maturing 11/01/2019 (collateralized by US
Government Security; $183,600,096; 1.00%;
dated 02/15/2048)
180,009 180,000
Barclays Capital Inc Repurchase Agreement;
1.70% traded 10/31/2019 maturing 11/01/2019
(collateralized by US Government Security;
$142,800,038; 3.12%; dated 08/15/2044)
140,007 140,000
BNP Paribas Securities Corp Repurchase
Agreement; 1.72% traded 10/31/2019
maturing 11/01/2019 (collateralized by US
Government Securities; $132,600,000; 0.00%-
1.37%; dated 08/15/2020-02/15/2047)
130,006 130,000
Goldman Sachs Repurchase Agreement; 1.66%
traded 10/31/2019 maturing 11/01/2019
(collateralized by US Government Securities;
$183,600,061; 0.00%-3.00%; dated
11/01/2019-03/10/2028)
180,008 180,000
Merrill Lynch Repurchase Agreement; 1.72%
traded 10/31/2019 maturing 11/01/2019
(collateralized by US Government Securities;
$102,000,080; 0.00%-2.37%; dated
11/07/2019-08/15/2047)
100,005 100,000
Mizuho Securities Repurchase Agreement; 1.71%
traded 10/31/2019 maturing 11/01/2019
(collateralized by US Government Securities;
$102,000,461; 0.00%-6.62%; dated
02/21/2020-03/01/2049)
100,005 100,000
Royal Bank of Canada Repurchase Agreement;
1.68% traded 10/31/2019 maturing 11/01/2019
(collateralized by US Government Securities;
$122,400,011; 2.25%-3.37%; dated
03/15/2022-08/15/2046)
120,006 120,000
$ 1,070,000
TOTAL REPURCHASE AGREEMENTS $ 1,070,000
Total Investments $ 3,978,070
Other Assets and Liabilities -  (0.14)% (5,60 7 )
TOTAL NET ASSETS - 100.00% $ 3,972,46 3
(a) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Sector Percent
Government 65.84%
Financial 26.93%
Money Market Funds 7.37%
Other Assets and Liabilities
(0.14)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
303
INVESTMENT COMPANIES - 4.83% Shares Held Value (000's)
Money Market Funds - 4.83%
Principal Government Money Market Fund
1.65%
(a),(b)
150,593,374 $ 150,593
TOTAL INVESTMENT COMPANIES $ 150,593
COMMON STOCKS - 0.08% Shares Held Value (000's)
Automobile Manufacturers - 0.00%
Motors Liquidation Co GUC Trust
( c)
270 3
Commercial Services - 0.08%
ATD New Holdings Inc
( c),(d),(e)
101,514 2,542
Electric - 0.00%
Vistra Energy Corp - Rights
( c),(d),(e)
164,087 —
Oil & Gas - 0.00%
Sabine Oil & Gas Holdings Inc 246 13
Sabine Oil & Gas Holdings Inc - Warrants
( c)
759 11
Sabine Oil & Gas Holdings Inc - Warrants
( c)
172 2
$ 26
Telecommunications - 0.00%
Goodman Networks Inc
( c),(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 2,571
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
( c),(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 81.37%
Principal
Amount (000's) Value (000's)
Advertising - 0.29%
Lamar Media Corp
5.00%, 05 /01/2023 $ 885 $ 901
5.38%, 01 /15/2024 911 933
5.75%, 02 /01/2026 1,626 1,726
MDC Partners Inc
6.50%, 05 /01/2024
(f)
1,260 1,205
National CineMedia LLC
6.00%, 04 /15/2022 416 420
Outfront Media Capital LLC / Outfront Media
Capital Corp
5.00%, 08 /15/2027
(f)
2,990 3,132
5.63%, 02 /15/2024 639 656
5.88%, 03 /15/2025 85 88
$ 9,061
Aerospace & Defense - 2.18%
Arconic Inc
5.13%, 10 /01/2024 1,855 1,989
5.40%, 04 /15/2021 409 422
5.87%, 02 /23/2022 498 533
5.90%, 02 /01/2027 901 1,002
5.95%, 02 /01/2037 771 832
6.75%, 01 /15/2028 876 1,007
BBA US Holdings Inc
5.38%, 05 /01/2026
(f)
575 601
Bombardier Inc
5.75%, 03 /15/2022
(f)
300 294
6.00%, 10 /15/2022
(f)
1,450 1,414
6.13%, 01 /15/2023
(f)
1,512 1,470
7.45%, 05 /01/2034
(f)
200 184
7.50%, 12 /01/2024
(f)
400 388
7.50%, 03 /15/2025
(f)
2,093 2,000
7.88%, 04 /15/2027
(f)
2,000 1,885
8.75%, 12 /01/2021
(f)
200 212
Moog Inc
5.25%, 12 /01/2022
(f)
30 30
Pioneer Holdings LLC / Pioneer Finance Corp
9.00%, 11 /01/2022
(f)
100 104
TransDigm Inc
5.50%, 11 /15/2027
(f),(g)
5,000 4,983
6.00%, 07 /15/2022 1,378 1,401
6.25%, 03 /15/2026
(f)
18,785 20,124
6.38%, 06 /15/2026 10,373 10,853
6.50%, 07 /15/2024 2,451 2,531
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm Inc   (continued)
6.50%, 05 /15/2025 $ 1,054 $ 1,089
7.50%, 03 /15/2027 8,405 9,025
TransDigm UK Holdings PLC
6.88%, 05 /15/2026 1,435 1,528
Triumph Group Inc
5.25%, 06 /01/2022 755 742
7.75%, 08 /15/2025 1,331 1,331
$ 67,974
Agriculture - 0.10%
Darling Ingredients Inc
5.25%, 04 /15/2027
(f)
685 719
JBS Investments II GmbH
5.75%, 01 /15/2028
(f)
730 761
7.00%, 01 /15/2026
(f)
400 434
Pyxus International Inc
9.88%, 07 /15/2021 200 124
Vector Group Ltd
6.13%, 02 /01/2025
(f)
420 403
10.50%, 11 /01/2026
(f)
665 678
$ 3,119
Airlines - 0.15%
Air Canada
7.75%, 04 /15/2021
(f)
250 268
UAL 2007-1 Pass Through Trust
6.64%, 01 /02/2024 210 223
United Airlines Holdings Inc
4.25%, 10 /01/2022 500 516
5.00%, 02 /01/2024 1,737 1,843
Virgin Australia Holdings Ltd
7.88%, 10 /15/2021
(f)
200 206
WestJet Airlines Ltd
3.50%, 06 /16/2021
(f)
1,495 1,516
$ 4,572
Apparel - 0.09%
Hanesbrands Inc
4.63%, 05 /15/2024
(f)
1,045 1,098
4.88%, 05 /15/2026
(f)
885 936
Levi Strauss & Co
5.00%, 05 /01/2025 150 156
Under Armour Inc
3.25%, 06 /15/2026 585 565
Wolverine World Wide Inc
5.00%, 09 /01/2026
(f)
80 81
$ 2,836
Automobile Manufacturers - 0.70%
Allison Transmission Inc
4.75%, 10 /01/2027
(f)
25 26
5.00%, 10 /01/2024
(f)
1,500 1,536
5.88%, 06 /01/2029
(f)
265 285
Aston Martin Capital Holdings Ltd
6.50%, 04 /15/2022
(f)
1,674 1,465
BCD Acquisition Inc
9.63%, 09 /15/2023
(f)
11,458 11,788
Fiat Chrysler Automobiles NV
5.25%, 04 /15/2023 1,427 1,525
General Motors Co
0.00%, 12 /01/2020
(c),(d),(e),(h)
25 —
0.00%, 12 /01/2020
(c),(d),(e),(h)
50 —
0.00%, 07 /15/2023
(c),(d),(e),(h)
1,000 —
0.00%, 09 /01/2025
(c),(d),(e),(h)
700 —
0.00%, 05 /01/2028
(c),(d),(e),(h)
150 —
0.00%, 03 /06/2032
(c),(d),(e),(h)
75 —
0.00%, 07 /15/2033
(c),(d),(e),(h)
100 —
0.00%, 07 /15/2033
(c),(d),(e),(h)
5,050 —
0.00%, 03 /15/2036
(c),(d),(e),(h)
725 —
Jaguar Land Rover Automotive PLC
4.50%, 10 /01/2027
(f)
960 823

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
304
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
JB Poindexter & Co Inc
7.13%, 04 /15/2026
(f)
$ 115 $ 120
Navistar International Corp
6.63%, 11 /01/2025
(f)
1,515 1,545
Tesla Inc
5.30%, 08 /15/2025
(f)
1,930 1,824
Wabash National Corp
5.50%, 10 /01/2025
(f)
792 772
$ 21,709
Automobile Parts & Equipment - 1.02%
Adient Global Holdings Ltd
4.88%, 08 /15/2026
(f)
1,500 1,181
Adient US LLC
7.00%, 05 /15/2026
(f)
250 263
American Axle & Manufacturing Inc
6.25%, 04 /01/2025 618 596
6.25%, 03 /15/2026 649 616
6.50%, 04 /01/2027 802 760
6.63%, 10 /15/2022 134 135
Cooper-Standard Automotive Inc
5.63%, 11 /15/2026
(f)
626 532
Dana Financing Luxembourg Sarl
5.75%, 04 /15/2025
(f)
910 935
6.50%, 06 /01/2026
(f)
537 564
Dana Inc
6.00%, 09 /15/2023 6 6
Delphi Technologies PLC
5.00%, 10 /01/2025
(f)
650 562
Goodyear Tire & Rubber Co/The
4.88%, 03 /15/2027 720 724
5.00%, 05 /31/2026 700 724
5.13%, 11 /15/2023 990 1,005
IHO Verwaltungs GmbH
4.75%, PIK 5.50%, 09/15/2026
(f ),( i ),(j)
950 940
Meritor Inc
6.25%, 02 /15/2024 69 71
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05 /15/2026
(f)
14,400 15,223
8.50%, 05 /15/2027
(f)
2,500 2,519
Tenneco Inc
5.00%, 07 /15/2026 434 343
Truck Hero Inc
8.50%, 04 /21/2024
(f)
4,010 3,980
$ 31,679
Banks - 1.40%
Barclays PLC
4.38%, 09 /11/2024 1,700 1,783
4.84%, 05 /09/2028 1,950 2,082
5.09%, 06 /20/2030
(k)
650 706
3 Month USD LIBOR + 3.05%
5.20%, 05 /12/2026 2,300 2,494
CIT Group Inc
4.13%, 03 /09/2021 515 527
4.75%, 02 /16/2024 3,335 3,557
5.00%, 08 /15/2022 6,756 7,182
5.00%, 08 /01/2023 905 975
5.25%, 03 /07/2025 515 567
6.13%, 03 /09/2028 100 118
Deutsche Bank AG
4.30%, 05 /24/2028
(k)
750 711
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04 /01/2025 1,275 1,246
Deutsche Bank AG/New York NY
4.88%, 12 /01/2032
(k)
645 597
USD Swap Rate NY 5 Year + 2.55%
Dresdner Funding Trust I
8.15%, 06 /30/2031
(f)
1,315 1,756
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Freedom Mortgage Corp
8.25%, 04 /15/2025
(f)
$ 900 $ 848
Intesa Sanpaolo SpA
5.02%, 06 /26/2024
(f)
2,250 2,349
5.71%, 01 /15/2026
(f)
1,200 1,286
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06 /15/2025
(f)
12,953 12,593
RBS Capital Trust II
6.43%, 12 /29/2049
(k),(l)
150 206
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
7.65%, 08 /29/2049
(k),(l)
700 994
3 Month USD LIBOR + 2.50%
Standard Chartered PLC
7.01%, 07 /29/2049
(f),(k),(l)
600 703
3 Month USD LIBOR + 1.46%
Synovus Financial Corp
5.75%, 12 /15/2025
(k)
500 515
3 Month USD LIBOR + 4.18%
$ 43,795
Beverages - 0.03%
Cott Holdings Inc
5.50%, 04 /01/2025
(f)
1,005 1,048
Building Materials - 0.49%
American Woodmark Corp
4.88%, 03 /15/2026
(f)
1,000 1,018
BMC East LLC
5.50%, 10 /01/2024
(f)
240 250
Boise Cascade Co
5.63%, 09 /01/2024
(f)
165 172
Builders FirstSource Inc
6.75%, 06 /01/2027
(f)
805 873
Cornerstone Building Brands Inc
8.00%, 04 /15/2026
(f)
1,175 1,155
CPG Merger Sub LLC
8.00%, 10 /01/2021
(f)
910 910
Griffon Corp
5.25%, 03 /01/2022 720 724
James Hardie International Finance DAC
5.00%, 01 /15/2028
(f)
700 733
JELD-WEN Inc
4.63%, 12 /15/2025
(f)
1,280 1,267
4.88%, 12 /15/2027
(f)
371 364
Louisiana-Pacific Corp
4.88%, 09 /15/2024 6 6
Masonite International Corp
5.38%, 02 /01/2028
(f)
250 264
5.75%, 09 /15/2026
(f)
220 234
Norbord Inc
5.75%, 07 /15/2027
(f)
1,000 1,035
6.25%, 04 /15/2023
(f)
41 44
Standard Industries Inc/NJ
4.75%, 01 /15/2028
(f)
536 556
5.00%, 02 /15/2027
(f)
1,150 1,200
5.38%, 11 /15/2024
(f)
1,025 1,055
5.50%, 02 /15/2023
(f)
1,300 1,329
6.00%, 10 /15/2025
(f)
765 803
Summit Materials LLC / Summit Materials
Finance Corp
5.13%, 06 /01/2025
(f)
508 521
6.13%, 07 /15/2023 275 280
US Concrete Inc
6.38%, 06 /01/2024 498 518
$ 15,311

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
305
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 1.36%
Ashland LLC
4.75%, 08 /15/2022 $ 1,065 $ 1,116
6.88%, 05 /15/2043 850 960
Axalta Coating Systems LLC
4.88%, 08 /15/2024
(f)
485 501
Blue Cube Spinco LLC
9.75%, 10 /15/2023 875 954
10.00%, 10 /15/2025 483 540
CF Industries Inc
3.45%, 06 /01/2023 775 787
4.95%, 06 /01/2043 950 951
5.15%, 03 /15/2034 687 728
5.38%, 03 /15/2044 621 636
Chemours Co/The
5.38%, 05 /15/2027 300 267
6.63%, 05 /15/2023 522 519
Consolidated Energy Finance SA
6.88%, 06 /15/2025
(f)
300 291
Cornerstone Chemical Co
6.75%, 08 /15/2024
(f)
14,303 13,159
CVR Partners LP / CVR Nitrogen Finance Corp
9.25%, 06 /15/2023
(f)
300 314
Element Solutions Inc
5.88%, 12 /01/2025
(f)
800 835
GCP Applied Technologies Inc
5.50%, 04 /15/2026
(f)
600 615
HB Fuller Co
4.00%, 02 /15/2027 350 343
INEOS Group Holdings SA
5.63%, 08 /01/2024
(f)
800 818
Kraton Polymers LLC / Kraton Polymers Capital
Corp
7.00%, 04 /15/2025
(f)
900 916
Nufarm Australia Ltd / Nufarm Americas Inc
5.75%, 04 /30/2026
(f)
600 603
OCI NV
6.63%, 04 /15/2023
(f)
1,075 1,122
Olin Corp
5.00%, 02 /01/2030 620 609
5.13%, 09 /15/2027 492 506
5.50%, 08 /15/2022 500 533
PolyOne Corp
5.25%, 03 /15/2023 355 383
PQ Corp
6.75%, 11 /15/2022
(f)
600 619
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04 /01/2025
(f)
1,432 1,393
Rayonier AM Products Inc
5.50%, 06 /01/2024
(f)
790 547
SPCM SA
4.88%, 09 /15/2025
(f)
850 880
Starfruit Finco BV / Starfruit US Holdco LLC
8.00%, 10 /01/2026
(f)
1,325 1,318
TPC Group Inc
10.50%, 08 /01/2024
(f)
905 959
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.38%, 09 /01/2025
(f)
1,018 981
Tronox Finance PLC
5.75%, 10 /01/2025
(f)
380 358
Tronox Inc
6.50%, 04 /15/2026
(f)
1,075 1,045
Valvoline Inc
4.38%, 08 /15/2025 393 400
5.50%, 07 /15/2024 450 467
Venator Finance Sarl / Venator Materials LLC
5.75%, 07 /15/2025
(f)
15 12
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
WR Grace & Co-Conn
5.13%, 10 /01/2021
(f)
$ 4,200 $ 4,358
5.63%, 10 /01/2024
(f)
60 65
$ 42,408
Coal - 0.20%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05 /01/2025
(f)
1,061 896
CONSOL Energy Inc
11.00%, 11 /15/2025
(f)
295 247
Foresight Energy LLC / Foresight Energy Finance
Corp
0.00%, 04 /01/2023
(c),(f)
26,150 2,288
Natural Resource Partners LP / NRP Finance Corp
9.13%, 06 /30/2025
(f)
1,000 937
Peabody Energy Corp
6.00%, 03 /31/2022
(f)
966 894
SunCoke Energy Partners LP / SunCoke Energy
Partners Finance Corp
7.50%, 06 /15/2025
(f)
340 289
Warrior Met Coal Inc
8.00%, 11 /01/2024
(f)
685 699
$ 6,250
Commercial Services - 2.53%
ACE Cash Express Inc
12.00%, 12 /15/2022
(f)
3 3
Ahern Rentals Inc
7.38%, 05 /15/2023
(f)
545 441
Algeco Global Finance Plc
8.00%, 02 /15/2023
(f)
600 591
AMN Healthcare Inc
5.13%, 10 /01/2024
(f)
423 439
Aptim Corp
7.75%, 06 /15/2025
(f)
300 207
Atento Luxco 1 SA
6.13%, 08 /10/2022
(f)
100 102
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.25%, 03 /15/2025
(f)
771 786
5.50%, 04 /01/2023 28 29
6.38%, 04 /01/2024
(f)
118 123
Brink's Co/The
4.63%, 10 /15/2027
(f)
1,100 1,114
Capitol Investment Merger Sub 2 LLC
10.00%, 08 /01/2024
(f)
360 371
Carriage Services Inc
6.63%, 06 /01/2026
(f)
8 8
Cimpress NV
7.00%, 06 /15/2026
(f)
1,300 1,371
Emeco Pty Ltd
9.25%, 03 /31/2022 400 422
Flexi-Van Leasing Inc
10.00%, 02 /15/2023
(f)
400 380
Garda World Security Corp
8.75%, 05 /15/2025
(f)
1,600 1,600
Gartner Inc
5.13%, 04 /01/2025
(f)
950 996
Graham Holdings Co
5.75%, 06 /01/2026
(f)
1,029 1,098
Harsco Corp
5.75%, 07 /31/2027
(f)
500 519
Herc Holdings Inc
5.50%, 07 /15/2027
(f)
155 161
Hertz Corp/The
5.50%, 10 /15/2024
(f)
700 694
6.25%, 10 /15/2022 300 303
7.63%, 06 /01/2022
(f)
1,230 1,278

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
306
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Jaguar Holding Co II / Pharmaceutical Product
Development LLC
6.38%, 08 /01/2023
(f)
$ 753 $ 779
Laureate Education Inc
8.25%, 05 /01/2025
(f)
773 839
LSC Communications Inc
8.75%, 10 /15/2023
(f)
350 238
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance Inc
7.88%, 10 /01/2022
(f)
3,550 3,142
MPH Acquisition Holdings LLC
7.13%, 06 /01/2024
(f)
15,459 14,301
Nielsen Co Luxembourg SARL/The
5.00%, 02 /01/2025
(f)
775 771
5.50%, 10 /01/2021
(f)
240 241
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04 /15/2022
(f)
6,652 6,686
Prime Security Services Borrower LLC / Prime
Finance Inc
5.25%, 04 /15/2024
(f)
1,230 1,259
5.75%, 04 /15/2026
(f)
730 748
Refinitiv US Holdings Inc
6.25%, 05 /15/2026
(f)
7,125 7,739
8.25%, 11 /15/2026
(f)
2,155 2,419
Ritchie Bros Auctioneers Inc
5.38%, 01 /15/2025
(f)
405 422
Service Corp International/US
4.63%, 12 /15/2027 450 470
5.13%, 06 /01/2029 1,395 1,486
5.38%, 05 /15/2024 475 490
8.00%, 11 /15/2021 370 407
Sotera Health Topco Inc
8.13%, PIK 8.88%, 11/01/2021
(f ),( i ),(j)
410 408
Sotheby's
7.38%, 10 /15/2027
(f)
7,450 7,450
Team Health Holdings Inc
6.38%, 02 /01/2025
(f)
8,784 5,665
United Rentals North America Inc
4.63%, 07 /15/2023 740 756
4.63%, 10 /15/2025 584 597
4.88%, 01 /15/2028 2,015 2,080
5.25%, 01 /15/2030 200 210
5.50%, 07 /15/2025 452 469
5.50%, 05 /15/2027 905 956
5.88%, 09 /15/2026 1,060 1,123
6.50%, 12 /15/2026 1,075 1,164
Verscend Escrow Corp
9.75%, 08 /15/2026
(f)
1,950 2,074
WEX Inc
4.75%, 02 /01/2023
(f)
575 581
WW International Inc
8.63%, 12 /01/2025
(f)
17 18
$ 79,024
Computers - 0.45%
Banff Merger Sub Inc
9.75%, 09 /01/2026
(f)
2,450 2,282
Booz Allen Hamilton Inc
5.13%, 05 /01/2025
(f)
174 180
Dell Inc
4.63%, 04 /01/2021 500 514
5.40%, 09 /10/2040 150 148
6.50%, 04 /15/2038 674 710
Dell International LLC / EMC Corp
5.88%, 06 /15/2021
(f)
806 818
7.13%, 06 /15/2024
(f)
1,000 1,060
EMC Corp
3.38%, 06 /01/2023 415 417
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Everi Payments Inc
7.50%, 12 /15/2025
(f)
$ 7 $ 7
Exela Intermediate LLC / Exela Finance Inc
10.00%, 07 /15/2023
(f)
735 351
Harland Clarke Holdings Corp
8.38%, 08 /15/2022
(f)
914 729
9.25%, 03 /01/2021
(f)
815 757
Leidos Inc
5.50%, 07 /01/2033 400 409
7.13%, 07 /01/2032 465 545
NCR Corp
5.75%, 09 /01/2027
(f)
275 282
5.88%, 12 /15/2021 35 35
6.13%, 09 /01/2029
(f)
835 875
6.38%, 12 /15/2023 480 492
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
6.75%, 06 /01/2025
(f)
1,336 1,374
Western Digital Corp
4.75%, 02 /15/2026 1,883 1,924
$ 13,909
Consumer Products - 0.18%
ACCO Brands Corp
5.25%, 12 /15/2024
(f)
316 328
Central Garden & Pet Co
5.13%, 02 /01/2028 642 659
Kronos Acquisition Holdings Inc
9.00%, 08 /15/2023
(f)
951 830
Prestige Brands Inc
5.38%, 12 /15/2021
(f)
425 426
6.38%, 03 /01/2024
(f)
1,498 1,564
Spectrum Brands Inc
5.75%, 07 /15/2025 1,750 1,824
$ 5,631
Cosmetics & Personal Care - 0.21%
Avon International Capital PLC
6.50%, 08 /15/2022
(f)
878 911
Avon International Operations Inc
7.88%, 08 /15/2022
(f)
160 167
Avon Products Inc
7.00%, 03 /15/2023 84 88
8.95%, 03 /15/2043 240 276
Coty Inc
6.50%, 04 /15/2026
(f)
1,033 1,058
Edgewell Personal Care Co
4.70%, 05 /19/2021 367 376
4.70%, 05 /24/2022 845 872
First Quality Finance Co Inc
5.00%, 07 /01/2025
(f)
1,265 1,310
High Ridge Brands Co
0.00%, 03 /15/2025
(c),(f)
4,938 12
Revlon Consumer Products Corp
5.75%, 02 /15/2021 1,713 1,482
$ 6,552
Distribution & Wholesale - 0.52%
American Builders & Contractors Supply Co Inc
5.75%, 12 /15/2023
(f)
2,740 2,818
5.88%, 05 /15/2026
(f)
450 473
Anixter Inc
5.13%, 10 /01/2021 400 413
5.50%, 03 /01/2023 511 524
Core & Main LP
6.13%, 08 /15/2025
(f)
1,000 1,016
H&E Equipment Services Inc
5.63%, 09 /01/2025 661 695
HD Supply Inc
5.38%, 10 /15/2026
(f)
825 872

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
307
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
IAA Inc
5.50%, 06 /15/2027
(f)
$ 4,000 $ 4,286
KAR Auction Services Inc
5.13%, 06 /01/2025
(f)
932 973
LKQ Corp
4.75%, 05 /15/2023 358 365
Performance Food Group Inc
5.50%, 06 /01/2024
(f)
380 388
5.50%, 10 /15/2027
(f)
2,700 2,856
Resideo Funding Inc
6.13%, 11 /01/2026
(f)
103 104
Univar USA Inc
6.75%, 07 /15/2023
(f)
443 450
$ 16,233
Diversified Financial Services - 3.44%
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.63%, 07 /15/2026
(f)
1,320 1,409
9.75%, 07 /15/2027
(f)
1,370 1,432
Ally Financial Inc
5.75%, 11 /20/2025 1,600 1,782
Credit Acceptance Corp
6.63%, 03 /15/2026
(f)
750 797
7.38%, 03 /15/2023 310 320
Curo Group Holdings Corp
8.25%, 09 /01/2025
(f)
650 572
E*TRADE Financial Corp
5.88%, 12 /31/2049
(k),(l)
1,500 1,567
3 Month USD LIBOR + 4.44%
Enova International Inc
8.50%, 09 /01/2024
(f)
635 589
8.50%, 09 /15/2025
(f)
170 157
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(f ),( i ),(j)
500 512
goeasy Ltd
7.88%, 11 /01/2022
(f)
125 130
HSBC Finance Corp
6.68%, 01 /15/2021 490 513
LPL Holdings Inc
5.75%, 09 /15/2025
(f)
1,009 1,047
Nationstar Mortgage Holdings Inc
8.13%, 07 /15/2023
(f)
11,550 12,243
9.13%, 07 /15/2026
(f)
875 959
Nationstar Mortgage LLC / Nationstar Capital
Corp
6.50%, 07 /01/2021 365 366
Navient Corp
5.50%, 01 /25/2023 100 104
5.63%, 08 /01/2033 122 106
5.88%, 03 /25/2021 790 820
5.88%, 10 /25/2024 800 824
6.13%, 03 /25/2024 1,100 1,150
6.50%, 06 /15/2022 1,100 1,177
6.63%, 07 /26/2021 1,000 1,056
6.75%, 06 /25/2025 550 580
6.75%, 06 /15/2026 550 575
7.25%, 01 /25/2022 100 108
7.25%, 09 /25/2023 600 655
NFP Corp
6.88%, 07 /15/2025
(f)
24,151 23,789
8.00%, 07 /15/2025
(f)
6,000 6,090
Ocwen Loan Servicing LLC
8.38%, 11 /15/2022
(f)
250 213
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12 /15/2022
(f)
500 514
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Quicken Loans Inc
5.25%, 01 /15/2028
(f)
$ 2,900 $ 2,991
5.75%, 05 /01/2025
(f)
11,804 12,152
SLM Corp
5.13%, 04 /05/2022 1,200 1,239
Springleaf Finance Corp
5.63%, 03 /15/2023 950 1,019
6.13%, 05 /15/2022 500 538
6.13%, 03 /15/2024 500 547
6.63%, 01 /15/2028 15,045 16,662
6.88%, 03 /15/2025 1,400 1,586
7.13%, 03 /15/2026 3,769 4,296
7.75%, 10 /01/2021 2,043 2,227
8.25%, 12 /15/2020 1,347 1,433
Voyager Aviation Holdings LLC / Voyager
Finance Co
8.50%, 08 /15/2021
(f)
550 570
$ 107,416
Electric - 0.89%
AES Corp/VA
4.00%, 03 /15/2021 485 493
4.50%, 03 /15/2023 100 102
4.88%, 05 /15/2023 1,074 1,091
5.13%, 09 /01/2027 600 645
5.50%, 04 /15/2025 693 720
6.00%, 05 /15/2026 1,125 1,201
Calpine Corp
5.25%, 06 /01/2026
(f)
1,150 1,196
5.38%, 01 /15/2023 700 711
5.50%, 02 /01/2024 800 802
5.75%, 01 /15/2025 2,050 2,104
5.88%, 01 /15/2024
(f)
373 381
6.00%, 01 /15/2022
(f)
100 100
Clearway Energy Operating LLC
5.00%, 09 /15/2026 405 405
5.38%, 08 /15/2024 785 796
Drax Finco PLC
6.63%, 11 /01/2025
(f)
377 399
InterGen NV
7.00%, 06 /30/2023
(f)
750 713
Midland Cogeneration Venture LP
6.00%, 03 /15/2025
(f)
1,070 1,073
NextEra Energy Operating Partners LP
4.25%, 09 /15/2024
(f)
600 624
4.50%, 09 /15/2027
(f)
650 663
NRG Energy Inc
5.25%, 06 /15/2029
(f)
1,370 1,469
5.75%, 01 /15/2028 1,300 1,407
6.63%, 01 /15/2027 1,018 1,103
7.25%, 05 /15/2026 904 990
Talen Energy Supply LLC
6.50%, 06 /01/2025 672 504
6.63%, 01 /15/2028
(f)
845 816
10.50%, 01 /15/2026
(f)
578 497
TransAlta Corp
4.50%, 11 /15/2022 1,240 1,284
6.50%, 03 /15/2040 1,510 1,525
Vistra Energy Corp
5.88%, 06 /01/2023 482 492
7.63%, 11 /01/2024 38 40
8.13%, 01 /30/2026
(f)
160 172
Vistra Operations Co LLC
5.50%, 09 /01/2026
(f)
1,250 1,321
5.63%, 02 /15/2027
(f)
1,960 2,078
$ 27,917

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
308
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment - 0.11%
Energizer Holdings Inc
5.50%, 06 /15/2025
(f)
$ 864 $ 896
6.38%, 07 /15/2026
(f)
490 523
7.75%, 01 /15/2027
(f)
915 1,013
EnerSys
5.00%, 04 /30/2023
(f)
838 864
WESCO Distribution Inc
5.38%, 12 /15/2021 125 126
5.38%, 06 /15/2024 11 11
$ 3,433
Electronics - 0.26%
ADT Security Corp/The
3.50%, 07 /15/2022 560 561
4.13%, 06 /15/2023 315 320
4.88%, 07 /15/2032
(f)
540 467
6.25%, 10 /15/2021 970 1,034
APX Group Inc
7.63%, 09 /01/2023 200 176
7.88%, 12 /01/2022 2,150 2,147
8.75%, 12 /01/2020 553 545
Ingram Micro Inc
5.00%, 08 /10/2022 800 820
5.45%, 12 /15/2024 593 613
Sensata Technologies BV
4.88%, 10 /15/2023
(f)
175 185
5.00%, 10 /01/2025
(f)
681 734
5.63%, 11 /01/2024
(f)
390 428
$ 8,030
Energy - Alternate Sources - 0.06%
Pattern Energy Group Inc
5.88%, 02 /01/2024
(f)
329 337
TerraForm Power Operating LLC
5.00%, 01 /31/2028
(f)
720 760
Topaz Solar Farms LLC
4.88%, 09 /30/2039
(f)
152 160
5.75%, 09 /30/2039
(f)
548 613
$ 1,870
Engineering & Construction - 0.19%
AECOM
5.13%, 03 /15/2027 1,100 1,160
5.88%, 10 /15/2024 16 17
AECOM Global II LLC / URS Fox US LP
5.00%, 04 /01/2022 337 347
Brand Industrial Services Inc
8.50%, 07 /15/2025
(f)
1,460 1,416
frontdoor Inc
6.75%, 08 /15/2026
(f)
215 234
Great Lakes Dredge & Dock Corp
8.00%, 05 /15/2022 1,200 1,272
MasTec Inc
4.88%, 03 /15/2023 137 139
New Enterprise Stone & Lime Co Inc
6.25%, 03 /15/2026
(f)
444 462
TopBuild Corp
5.63%, 05 /01/2026
(f)
258 271
Tutor Perini Corp
6.88%, 05 /01/2025
(f)
671 669
Weekley Homes LLC / Weekley Finance Corp
6.63%, 08 /15/2025 27 28
$ 6,015
Entertainment - 2.61%
AMC Entertainment Holdings Inc
5.75%, 06 /15/2025 9,633 9,152
5.88%, 11 /15/2026 425 387
6.13%, 05 /15/2027 3,208 2,901
Boyne USA Inc
7.25%, 05 /01/2025
(f)
3,228 3,527
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10 /15/2025
(f)
$ 9,400 $ 9,623
CCM Merger Inc
6.00%, 03 /15/2022
(f)
122 125
Cedar Fair LP
5.25%, 07 /15/2029
(f)
200 215
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp
5.38%, 06 /01/2024 100 103
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04 /15/2027 3,500 3,727
Churchill Downs Inc
4.75%, 01 /15/2028
(f)
1,655 1,713
5.50%, 04 /01/2027
(f)
3,035 3,217
Cinemark USA Inc
4.88%, 06 /01/2023 650 660
Cirsa Finance International Sarl
7.88%, 12 /20/2023
(f)
925 977
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.50%, 02 /15/2023
(f)
75 79
Eldorado Resorts Inc
6.00%, 04 /01/2025 850 894
6.00%, 09 /15/2026 580 636
Enterprise Development Authority/The
12.00%, 07 /15/2024
(f)
80 88
Gateway Casinos & Entertainment Ltd
8.25%, 03 /01/2024
(f)
210 216
International Game Technology PLC
6.25%, 02 /15/2022
(f)
1,815 1,910
6.25%, 01 /15/2027
(f)
14,040 15,690
6.50%, 02 /15/2025
(f)
2,280 2,533
Lions Gate Capital Holdings LLC
5.88%, 11 /01/2024
(f)
495 467
6.38%, 02 /01/2024
(f)
250 238
Live Nation Entertainment Inc
4.75%, 10 /15/2027
(f)
6,000 6,256
4.88%, 11 /01/2024
(f)
575 595
5.38%, 06 /15/2022
(f)
7 7
5.63%, 03 /15/2026
(f)
625 666
Merlin Entertainments PLC
5.75%, 06 /15/2026
(f)
1,210 1,289
Mohegan Gaming & Entertainment
7.88%, 10 /15/2024
(f)
1,025 981
Penn National Gaming Inc
5.63%, 01 /15/2027
(f)
250 258
Scientific Games International Inc
5.00%, 10 /15/2025
(f)
1,005 1,035
10.00%, 12 /01/2022 836 860
Six Flags Entertainment Corp
4.88%, 07 /31/2024
(f)
1,374 1,419
5.50%, 04 /15/2027
(f)
1,695 1,775
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11 /01/2027
(f)
3,650 3,642
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07 /15/2026
(f)
1,450 1,564
WMG Acquisition Corp
4.88%, 11 /01/2024
(f)
150 155
5.00%, 08 /01/2023
(f)
1,606 1,646
5.50%, 04 /15/2026
(f)
21 22
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10 /01/2029
(f)
250 261
$ 81,509

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
309
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 1.28%
Advanced Disposal Services Inc
5.63%, 11 /15/2024
(f)
$ 410 $ 428
Clean Harbors Inc
4.88%, 07 /15/2027
(f)
535 558
Covanta Holding Corp
5.88%, 03 /01/2024 145 149
5.88%, 07 /01/2025 12,117 12,571
6.00%, 01 /01/2027 2,718 2,841
GFL Environmental Inc
5.38%, 03 /01/2023
(f)
7,800 8,024
5.63%, 05 /01/2022
(f)
4,260 4,366
7.00%, 06 /01/2026
(f)
2,845 3,016
8.50%, 05 /01/2027
(f)
4,500 4,950
Tervita Corp
7.63%, 12 /01/2021
(f)
275 272
Waste Pro USA Inc
5.50%, 02 /15/2026
(f)
2,539 2,621
$ 39,796
Food - 1.59%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
5.75%, 03 /15/2025 1,595 1,650
6.63%, 06 /15/2024 1,479 1,551
7.50%, 03 /15/2026
(f)
910 1,011
B&G Foods Inc
5.25%, 04 /01/2025 523 534
Chobani LLC / Chobani Finance Corp Inc
7.50%, 04 /15/2025
(f)
975 936
Conagra Brands Inc
9.75%, 03 /01/2021 190 206
Dean Foods Co
6.50%, 03 /15/2023
(f)
470 221
Dole Food Co Inc
7.25%, 06 /15/2025
(f)
788 751
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08 /15/2026
(f)
375 337
Fresh Market Inc/The
9.75%, 05 /01/2023
(f)
750 435
Ingles Markets Inc
5.75%, 06 /15/2023 100 102
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06 /15/2025
(f)
1,641 1,705
5.88%, 07 /15/2024
(f)
1,237 1,276
6.75%, 02 /15/2028
(f)
1,455 1,600
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01 /15/2030
(f)
1,215 1,308
6.50%, 04 /15/2029
(f)
1,360 1,513
Lamb Weston Holdings Inc
4.63%, 11 /01/2024
(f)
835 878
4.88%, 11 /01/2026
(f)
1,235 1,298
Pilgrim's Pride Corp
5.75%, 03 /15/2025
(f)
2,095 2,173
5.88%, 09 /30/2027
(f)
950 1,018
Post Holdings Inc
5.00%, 08 /15/2026
(f)
7,013 7,294
5.50%, 03 /01/2025
(f)
5,528 5,791
5.50%, 12 /15/2029
(f)
1,330 1,402
5.63%, 01 /15/2028
(f)
2,780 2,975
5.75%, 03 /01/2027
(f)
3,064 3,262
Safeway Inc
7.25%, 02 /01/2031 260 265
Sigma Holdco BV
7.88%, 05 /15/2026
(f)
1,175 1,134
Simmons Foods Inc
5.75%, 11 /01/2024
(f)
3,904 3,821
7.75%, 01 /15/2024
(f)
500 541
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
TreeHouse Foods Inc
4.88%, 03 /15/2022 $ 565 $ 567
6.00%, 02 /15/2024
(f)
1,120 1,162
US Foods Inc
5.88%, 06 /15/2024
(f)
695 716
$ 49,433
Food Service - 0.11%
Aramark Services Inc
4.75%, 06 /01/2026 426 437
5.00%, 04 /01/2025
(f)
550 573
5.00%, 02 /01/2028
(f)
1,650 1,724
5.13%, 01 /15/2024 560 577
$ 3,311
Forest Products & Paper - 0.08%
Cascades Inc
5.50%, 07 /15/2022
(f)
100 101
5.75%, 07 /15/2023
(f)
230 236
Mercer International Inc
5.50%, 01 /15/2026 100 97
6.50%, 02 /01/2024 1,275 1,313
NewPage Corp
0.00%, 12 /31/2014
(c),(d),(e)
3,413 —
Resolute Forest Products Inc
5.88%, 05 /15/2023 600 596
Smurfit Kappa Treasury Funding DAC
7.50%, 11 /20/2025 150 182
$ 2,525
Gas - 0.14%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05 /20/2025 2,040 2,188
5.63%, 05 /20/2024 671 723
5.75%, 05 /20/2027 521 570
5.88%, 08 /20/2026 892 988
$ 4,469
Hand & Machine Tools - 0.43%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02 /15/2023
(f)
14,665 12,392
Colfax Corp
6.00%, 02 /15/2024
(f)
140 148
6.38%, 02 /15/2026
(f)
445 482
Werner FinCo LP / Werner FinCo Inc
8.75%, 07 /15/2025
(f)
375 326
$ 13,348
Healthcare - Products - 0.34%
Avantor Inc
6.00%, 10 /01/2024
(f)
1,850 1,977
9.00%, 10 /01/2025
(f)
1,900 2,123
Hologic Inc
4.38%, 10 /15/2025
(f)
1,110 1,137
Immucor Inc
11.13%, 02 /15/2022
(f)
294 294
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
6.63%, 05 /15/2022
(f)
2,100 2,021
Sotera Health Holdings LLC
6.50%, 05 /15/2023
(f)
1,505 1,533
Teleflex Inc
4.63%, 11 /15/2027 565 592
4.88%, 06 /01/2026 800 839
5.25%, 06 /15/2024 132 136
$ 10,652
Healthcare - Services - 8.19%
Acadia Healthcare Co Inc
5.13%, 07 /01/2022 456 460
5.63%, 02 /15/2023 1,552 1,575
6.13%, 03 /15/2021 173 173

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
310
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Acadia Healthcare Co Inc   (continued)
6.50%, 03 /01/2024 $ 429 $ 444
AHP Health Partners Inc
9.75%, 07 /15/2026
(f)
1,000 1,077
Air Medical Group Holdings Inc
6.38%, 05 /15/2023
(f)
274 233
ASP AMC Merger Sub Inc
8.00%, 05 /15/2025
(f)
500 310
Catalent Pharma Solutions Inc
4.88%, 01 /15/2026
(f)
2,019 2,085
5.00%, 07 /15/2027
(f)
5,840 6,103
Centene Corp
4.75%, 05 /15/2022 1,390 1,420
4.75%, 01 /15/2025 1,190 1,231
5.38%, 06 /01/2026
(f)
1,950 2,064
6.13%, 02 /15/2024 620 645
Charles River Laboratories International Inc
4.25%, 05 /01/2028
(f)
1,575 1,605
5.50%, 04 /01/2026
(f)
480 511
CHS/Community Health Systems Inc
5.13%, 08 /01/2021 800 798
6.25%, 03 /31/2023 3,502 3,412
6.88%, 02 /01/2022 2,558 1,976
8.00%, 03 /15/2026
(f)
1,300 1,271
8.13%, 06 /30/2024
(f)
1,300 988
8.63%, 01 /15/2024
(f)
1,195 1,216
9.88%, 06 /30/2023
(f),( i )
2,000 1,670
DaVita Inc
5.00%, 05 /01/2025 2,675 2,702
5.13%, 07 /15/2024 4,420 4,512
Eagle Holding Co II LLC
7.63%, PIK 8.38%, 05/15/2022
(f ),( i ),(j)
24,100 24,311
7.75%, PIK 0.00%, 05/15/2022
(f ),( i ),(j)
9,030 9,165
Encompass Health Corp
4.50%, 02 /01/2028 855 874
5.13%, 03 /15/2023 900 918
5.75%, 11 /01/2024 106 107
5.75%, 09 /15/2025 4,442 4,637
Envision Healthcare Corp
8.75%, 10 /15/2026
(f)
27,110 15,588
HCA Healthcare Inc
6.25%, 02 /15/2021 619 648
HCA Inc
5.38%, 02 /01/2025 2,682 2,947
5.38%, 09 /01/2026 8,415 9,172
5.63%, 09 /01/2028 2,000 2,247
5.88%, 05 /01/2023 791 868
5.88%, 02 /15/2026 1,780 2,002
5.88%, 02 /01/2029 1,510 1,712
7.50%, 02 /15/2022 1,975 2,191
7.50%, 11 /06/2033 450 548
7.50%, 11 /15/2095 215 240
7.69%, 06 /15/2025 765 924
Magellan Health Inc
4.90%, 09 /22/2024 825 819
MEDNAX Inc
5.25%, 12 /01/2023
(f)
816 826
6.25%, 01 /15/2027
(f)
121 120
Molina Healthcare Inc
4.88%, 06 /15/2025
(f)
483 491
5.38%, 11 /15/2022 800 844
One Call Corp
7.50%, PIK 11.00%, 07/01/2024
(f ),( i ),(j)
54,194 44,981
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(f ),( i ),(j)
27,654 23,160
Quorum Health Corp
11.63%, 04 /15/2023 500 430
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
RegionalCare Hospital Partners Holdings Inc
8.25%, 05 /01/2023
(f)
$ 7,856 $ 8,387
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12 /01/2026
(f)
1,700 1,866
Select Medical Corp
6.25%, 08 /15/2026
(f)
500 532
Surgery Center Holdings Inc
6.75%, 07 /01/2025
(f)
11,629 10,757
10.00%, 04 /15/2027
(f)
10,580 10,713
Tenet Healthcare Corp
4.63%, 07 /15/2024 4,265 4,393
4.63%, 09 /01/2024
(f)
1,675 1,718
4.88%, 01 /01/2026
(f)
9,265 9,589
5.13%, 05 /01/2025 295 302
5.13%, 11 /01/2027
(f)
500 520
6.25%, 02 /01/2027
(f)
8,520 9,027
6.75%, 06 /15/2023 2,225 2,355
6.88%, 11 /15/2031 285 260
8.13%, 04 /01/2022 2,948 3,188
WellCare Health Plans Inc
5.25%, 04 /01/2025 1,060 1,109
5.38%, 08 /15/2026
(f)
400 426
West Street Merger Sub Inc
6.38%, 09 /01/2025
(f)
1,021 973
$ 255,366
Holding Companies - Diversified - 0.07%
Stena AB
7.00%, 02 /01/2024
(f)
1,000 1,012
Stena International SA
5.75%, 03 /01/2024
(f)
800 810
VistaJet Malta Finance PLC / XO Management
Holding Inc
10.50%, 06 /01/2024
(f)
545 530
$ 2,352
Home Builders - 0.97%
Beazer Homes USA Inc
5.88%, 10 /15/2027 245 240
6.75%, 03 /15/2025 151 156
Brookfield Residential Properties Inc
6.38%, 05 /15/2025
(f)
596 617
Century Communities Inc
5.88%, 07 /15/2025 538 560
K Hovnanian Enterprises Inc
10.00%, 07 /15/2022
(f)
455 391
10.50%, 07 /15/2024
(f)
1,250 981
KB Home
6.88%, 06 /15/2027 235 268
7.00%, 12 /15/2021 340 366
7.50%, 09 /15/2022 226 255
7.63%, 05 /15/2023 30 34
Lennar Corp
2.95%, 11 /29/2020 200 200
4.13%, 01 /15/2022 580 596
4.50%, 04 /30/2024 1,450 1,533
4.75%, 04 /01/2021 485 497
4.75%, 11 /15/2022 1,200 1,263
4.75%, 05 /30/2025 485 519
4.75%, 11 /29/2027 500 540
4.88%, 12 /15/2023 600 642
5.00%, 06 /15/2027 457 494
5.25%, 06 /01/2026 232 255
5.38%, 10 /01/2022 73 78
5.88%, 11 /15/2024 882 983
6.25%, 12 /15/2021 187 197
M/I Homes Inc
5.63%, 08 /01/2025 301 313

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
311
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Mattamy Group Corp
6.50%, 10 /01/2025
(f)
$ 600 $ 635
6.88%, 12 /15/2023
(f)
197 204
MDC Holdings Inc
5.50%, 01 /15/2024 263 287
6.00%, 01 /15/2043 600 625
Meritage Homes Corp
6.00%, 06 /01/2025 1,108 1,238
New Home Co Inc/The
7.25%, 04 /01/2022 625 592
PulteGroup Inc
5.00%, 01 /15/2027 985 1,077
5.50%, 03 /01/2026 685 767
6.00%, 02 /15/2035 632 695
6.38%, 05 /15/2033 425 482
7.88%, 06 /15/2032 879 1,108
Shea Homes LP / Shea Homes Funding Corp
5.88%, 04 /01/2023
(f)
125 128
6.13%, 04 /01/2025
(f)
651 674
Taylor Morrison Communities Inc
5.75%, 01 /15/2028
(f)
795 880
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03 /01/2024
(f)
670 723
5.88%, 04 /15/2023
(f)
566 611
Toll Brothers Finance Corp
4.35%, 02 /15/2028 740 769
4.38%, 04 /15/2023 836 878
4.88%, 03 /15/2027 345 375
5.63%, 01 /15/2024 383 418
5.88%, 02 /15/2022 430 457
TRI Pointe Group Inc
4.88%, 07 /01/2021 840 863
5.25%, 06 /01/2027 795 823
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06 /15/2024 1,426 1,537
William Lyon Homes Inc
5.88%, 01 /31/2025 765 778
6.00%, 09 /01/2023 275 285
6.63%, 07 /15/2027
(f)
90 95
7.00%, 08 /15/2022 10 10
Williams Scotsman International Inc
7.88%, 12 /15/2022
(f)
185 193
$ 30,185
Home Furnishings - 0.06%
Tempur Sealy International Inc
5.50%, 06 /15/2026 953 997
5.63%, 10 /15/2023 786 810
$ 1,807
Housewares - 0.10%
Scotts Miracle-Gro Co/The
5.25%, 12 /15/2026 1,647 1,733
Tupperware Brands Corp
4.75%, 06 /01/2021 1,300 1,304
$ 3,037
Insurance - 2.85%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11 /15/2025
(f)
8,000 7,320
8.13%, 02 /15/2024
(f)
14,735 15,633
Ardonagh Midco 3 PLC
8.63%, 07 /15/2023
(f)
475 448
Assurant Inc
7.00%, 03 /27/2048
(k)
425 470
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
7.00%, 08 /15/2025
(f)
24,198 24,108
Fidelity & Guaranty Life Holdings Inc
5.50%, 05 /01/2025
(f)
7,538 8,047
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Genworth Holdings Inc
4.80%, 02 /15/2024 $ 383 $ 355
4.90%, 08 /15/2023 625 588
6.50%, 06 /15/2034 150 138
7.20%, 02 /15/2021 504 515
7.63%, 09 /24/2021 250 259
GTCR AP Finance Inc
8.00%, 05 /15/2027
(f)
2,210 2,259
HUB International Ltd
7.00%, 05 /01/2026
(f)
15,780 16,234
MGIC Investment Corp
5.75%, 08 /15/2023 1,335 1,467
Radian Group Inc
4.50%, 10 /01/2024 1,353 1,416
USI Inc/NY
6.88%, 05 /01/2025
(f)
9,337 9,500
$ 88,757
Internet - 1.29%
Cogent Communications Group Inc
5.38%, 03 /01/2022
(f)
575 598
EIG Investors Corp
10.88%, 02 /01/2024 1,000 1,005
GrubHub Holdings Inc
5.50%, 07 /01/2027
(f)
571 535
Match Group Inc
5.00%, 12 /15/2027
(f)
785 819
6.38%, 06 /01/2024 47 49
Netflix Inc
4.38%, 11 /15/2026 2,861 2,912
4.88%, 04 /15/2028 2,716 2,806
5.38%, 02 /01/2021 1,215 1,258
5.38%, 11 /15/2029
(f)
2,360 2,484
5.50%, 02 /15/2022 650 689
5.75%, 03 /01/2024 1,125 1,238
5.88%, 02 /15/2025 725 798
5.88%, 11 /15/2028 3,320 3,656
6.38%, 05 /15/2029
(f)
2,335 2,622
Symantec Corp
3.95%, 06 /15/2022 250 257
5.00%, 04 /15/2025
(f)
939 963
Uber Technologies Inc
7.50%, 11 /01/2023
(f)
700 713
8.00%, 11 /01/2026
(f),(h)
1,200 1,203
VeriSign Inc
4.75%, 07 /15/2027 1,035 1,093
5.25%, 04 /01/2025 885 969
Zayo Group LLC / Zayo Capital Inc
5.75%, 01 /15/2027
(f)
7,173 7,290
6.00%, 04 /01/2023 3,615 3,718
6.38%, 05 /15/2025 2,570 2,642
$ 40,317
Investment Companies - 0.19%
Compass Group Diversified Holdings LLC
8.00%, 05 /01/2026
(f)
265 285
FS Energy & Power Fund
7.50%, 08 /15/2023
(f)
155 157
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09 /15/2024
(f)
495 500
5.88%, 02 /01/2022 1,883 1,900
6.25%, 02 /01/2022 822 842
6.38%, 12 /15/2025 1,225 1,286
6.75%, 02 /01/2024 857 893
$ 5,863

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
312
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 1.06%
AK Steel Corp
6.38%, 10 /15/2025 $ 199 $ 164
7.00%, 03 /15/2027 493 406
7.50%, 07 /15/2023 436 437
7.63%, 10 /01/2021 50 49
Allegheny Technologies Inc
5.95%, 01 /15/2021 600 618
7.88%, 08 /15/2023 754 821
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07 /15/2026
(f)
16,480 16,480
Big River Steel LLC / BRS Finance Corp
7.25%, 09 /01/2025
(f)
475 488
Cleveland-Cliffs Inc
4.88%, 01 /15/2024
(f)
540 555
5.75%, 03 /01/2025 480 474
5.88%, 06 /01/2027
(f)
166 158
6.25%, 10 /01/2040 200 170
Commercial Metals Co
4.88%, 05 /15/2023 766 791
5.38%, 07 /15/2027 154 158
Mineral Resources Ltd
8.13%, 05 /01/2027
(f)
1,000 1,053
Specialty Steel
12.59%, 11 /15/2022
(d),(e),(h)
8,680 8,680
United States Steel Corp
6.25%, 03 /15/2026 937 785
6.65%, 06 /01/2037 15 11
6.88%, 08 /15/2025 954 860
$ 33,158
Leisure Products & Services - 0.56%
24 Hour Fitness Worldwide Inc
8.00%, 06 /01/2022
(f)
900 650
Carlson Travel Inc
6.75%, 12 /15/2023
(f)
240 246
9.50%, 12 /15/2024
(f)
11,966 12,056
Constellation Merger Sub Inc
8.50%, 09 /15/2025
(f)
315 221
NCL Corp Ltd
4.75%, 12 /15/2021
(f)
192 195
Sabre GLBL Inc
5.25%, 11 /15/2023
(f)
1,036 1,062
5.38%, 04 /15/2023
(f)
325 334
Viking Cruises Ltd
5.88%, 09 /15/2027
(f)
1,125 1,195
Vista Outdoor Inc
5.88%, 10 /01/2023 125 114
VOC Escrow Ltd
5.00%, 02 /15/2028
(f)
1,275 1,326
$ 17,399
Lodging - 2.44%
Boyd Gaming Corp
6.00%, 08 /15/2026 7,400 7,826
6.38%, 04 /01/2026 7,880 8,372
6.88%, 05 /15/2023 713 740
Diamond Resorts International Inc
7.75%, 09 /01/2023
(f)
300 310
10.75%, 09 /01/2024
(f)
1,235 1,278
Hilton Domestic Operating Co Inc
4.25%, 09 /01/2024 1,460 1,486
4.88%, 01 /15/2030
(f)
1,560 1,657
5.13%, 05 /01/2026 2,155 2,263
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.13%, 12 /01/2024 369 392
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.63%, 04 /01/2025 $ 1,688 $ 1,734
4.88%, 04 /01/2027 1,117 1,181
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp
6.75%, 11 /15/2021
(f)
510 521
10.25%, 11 /15/2022
(f)
3,755 3,981
Marriott Ownership Resorts Inc / ILG LLC
6.50%, 09 /15/2026 900 973
MGM China Holdings Ltd
5.38%, 05 /15/2024
(f)
730 765
5.88%, 05 /15/2026
(f)
730 772
MGM Resorts International
4.63%, 09 /01/2026 484 508
5.50%, 04 /15/2027 6,060 6,666
5.75%, 06 /15/2025 1,805 2,002
6.00%, 03 /15/2023 2,600 2,867
6.63%, 12 /15/2021 850 921
7.75%, 03 /15/2022 713 797
Station Casinos LLC
5.00%, 10 /01/2025
(f)
10,758 10,906
Studio City Co Ltd
7.25%, 11 /30/2021
(f)
500 513
Wyndham Destinations Inc
3.90%, 03 /01/2023 425 428
4.25%, 03 /01/2022 1,200 1,224
5.40%, 04 /01/2024 266 282
5.75%, 04 /01/2027 1,100 1,202
Wyndham Hotels & Resorts Inc
5.38%, 04 /15/2026
(f)
800 844
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
4.25%, 05 /30/2023
(f)
300 311
5.25%, 05 /15/2027
(f)
1,420 1,480
5.50%, 03 /01/2025
(f)
8,460 8,988
Wynn Macau Ltd
4.88%, 10 /01/2024
(f)
425 428
5.50%, 10 /01/2027
(f)
1,450 1,492
$ 76,110
Machinery - Construction & Mining - 0.12%
BWX Technologies Inc
5.38%, 07 /15/2026
(f)
1,006 1,065
Terex Corp
5.63%, 02 /01/2025
(f)
998 1,001
Vertiv Group Corp
9.25%, 10 /15/2024
(f)
905 853
Vertiv Intermediate Holding Corp
12.00%, PIK 13.00%, 02/15/2022
(f ),( i ),(j)
950 786
$ 3,705
Machinery - Diversified - 1.12%
ATS Automation Tooling Systems Inc
6.50%, 06 /15/2023
(f)
526 543
Cleaver-Brooks Inc
7.88%, 03 /01/2023
(f)
416 393
Cloud Crane LLC
10.13%, 08 /01/2024
(f)
600 634
JPW Industries Holding Corp
9.00%, 10 /01/2024
(f)
12,565 11,748
Manitowoc Co Inc/The
9.00%, 04 /01/2026
(f)
1,735 1,669
Mueller Water Products Inc
5.50%, 06 /15/2026
(f)
2,524 2,648
RBS Global Inc / Rexnord LLC
4.88%, 12 /15/2025
(f)
492 507
SPX FLOW Inc
5.63%, 08 /15/2024
(f)
831 865
5.88%, 08 /15/2026
(f)
3,010 3,153

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
313
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Stevens Holding Co Inc
6.13%, 10 /01/2026
(f)
$ 1,375 $ 1,478
Tennant Co
5.63%, 05 /01/2025 239 248
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04 /15/2026
(f)
11,806 11,068
$ 34,954
Media - 7.46%
Altice Financing SA
6.63%, 02 /15/2023
(f)
2,415 2,481
7.50%, 05 /15/2026
(f)
3,275 3,480
Altice Finco SA
8.13%, 01 /15/2024
(f)
1,144 1,180
Altice Luxembourg SA
7.63%, 02 /15/2025
(f)
1,999 2,061
10.50%, 05 /15/2027
(f)
1,000 1,131
AMC Networks Inc
4.75%, 12 /15/2022 250 252
4.75%, 08 /01/2025 2,042 2,060
5.00%, 04 /01/2024 3,835 3,906
Belo Corp
7.25%, 09 /15/2027 600 684
Block Communications Inc
6.88%, 02 /15/2025
(f)
675 704
Cablevision Systems Corp
5.88%, 09 /15/2022 603 650
CCO Holdings LLC / CCO Holdings Capital Corp
4.00%, 03 /01/2023
(f)
1,300 1,323
4.75%, 03 /01/2030
(f)
4,850 4,946
5.00%, 02 /01/2028
(f)
6,285 6,573
5.13%, 02 /15/2023 412 421
5.13%, 05 /01/2023
(f)
4,041 4,137
5.13%, 05 /01/2027
(f)
3,769 3,972
5.25%, 09 /30/2022 855 867
5.38%, 05 /01/2025
(f)
475 493
5.38%, 06 /01/2029
(f)
1,805 1,927
5.50%, 05 /01/2026
(f)
1,080 1,138
5.75%, 01 /15/2024 74 76
5.75%, 02 /15/2026
(f)
14,057 14,844
5.88%, 04 /01/2024
(f)
3,156 3,290
5.88%, 05 /01/2027
(f)
1,380 1,463
Cengage Learning Inc
9.50%, 06 /15/2024
(f)
718 643
Clear Channel Worldwide Holdings Inc
9.25%, 02 /15/2024
(f)
1,096 1,206
CSC Holdings LLC
5.25%, 06 /01/2024 1,630 1,756
5.38%, 07 /15/2023
(f)
1,100 1,127
5.38%, 02 /01/2028
(f)
1,100 1,163
5.50%, 05 /15/2026
(f)
4,528 4,772
5.50%, 04 /15/2027
(f)
3,441 3,648
5.75%, 01 /15/2030
(f)
4,551 4,784
6.50%, 02 /01/2029
(f)
3,850 4,300
6.63%, 10 /15/2025
(f)
2,860 3,046
6.75%, 11 /15/2021 775 835
7.50%, 04 /01/2028
(f)
5,070 5,717
7.75%, 07 /15/2025
(f)
3,260 3,496
10.88%, 10 /15/2025
(f)
1,630 1,839
Cumulus Media New Holdings Inc
6.75%, 07 /01/2026
(f)
355 376
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08 /15/2026
(f)
14,890 15,560
6.63%, 08 /15/2027
(f)
9,925 10,223
DISH DBS Corp
5.00%, 03 /15/2023 1,779 1,792
5.88%, 07 /15/2022 2,575 2,693
5.88%, 11 /15/2024 1,984 1,989
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
DISH DBS Corp   (continued)
6.75%, 06 /01/2021 $ 2,779 $ 2,918
7.75%, 07 /01/2026 2,281 2,301
Entercom Media Corp
6.50%, 05 /01/2027
(f)
10 10
7.25%, 11 /01/2024
(f)
2,557 2,666
EW Scripps Co/The
5.13%, 05 /15/2025
(f)
142 144
GCI LLC
6.63%, 06 /15/2024
(f)
500 542
6.88%, 04 /15/2025 800 841
Gray Television Inc
5.13%, 10 /15/2024
(f)
525 544
5.88%, 07 /15/2026
(f)
400 420
7.00%, 05 /15/2027
(f)
3,085 3,374
iHeartCommunications Inc
5.25%, 08 /15/2027
(f)
250 258
6.38%, 05 /01/2026 775 831
8.38%, 05 /01/2027 1,405 1,507
Liberty Interactive LLC
8.25%, 02 /01/2030 450 458
8.50%, 07 /15/2029 175 181
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
7.88%, 05 /15/2024
(f)
500 417
Meredith Corp
6.88%, 02 /01/2026 1,625 1,675
Nexstar Broadcasting Inc
5.63%, 08 /01/2024
(f)
660 689
5.63%, 07 /15/2027
(f)
8,000 8,438
5.88%, 11 /15/2022 39 40
6.13%, 02 /15/2022
(f)
155 157
Quebecor Media Inc
5.75%, 01 /15/2023 180 195
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02 /15/2025
(f)
628 634
Scripps Escrow Inc
5.88%, 07 /15/2027
(f)
1,000 1,025
Sinclair Television Group Inc
5.13%, 02 /15/2027
(f)
2,530 2,562
5.63%, 08 /01/2024
(f)
184 189
Sirius XM Radio Inc
3.88%, 08 /01/2022
(f)
1,873 1,913
4.63%, 05 /15/2023
(f)
135 137
4.63%, 07 /15/2024
(f)
1,500 1,567
5.00%, 08 /01/2027
(f)
2,836 2,982
5.38%, 04 /15/2025
(f)
970 1,009
5.38%, 07 /15/2026
(f)
5,820 6,140
5.50%, 07 /01/2029
(f)
1,250 1,351
SportsNet New York
10.25%, 01 /15/2025
(d),(e),(h)
4,130 4,378
TEGNA Inc
4.88%, 09 /15/2021
(f)
320 321
5.50%, 09 /15/2024
(f)
84 87
6.38%, 10 /15/2023 280 288
Telenet Finance Luxembourg Notes Sarl
5.50%, 03 /01/2028
(f)
2,200 2,340
Townsquare Media Inc
6.50%, 04 /01/2023
(f)
4,110 4,069
Univision Communications Inc
5.13%, 05 /15/2023
(f)
995 995
5.13%, 02 /15/2025
(f)
1,959 1,912
6.75%, 09 /15/2022
(f)
236 239
UPC Holding BV
5.50%, 01 /15/2028
(f)
2,175 2,218
UPCB Finance IV Ltd
5.38%, 01 /15/2025
(f)
620 639

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
314
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Urban One Inc
7.38%, 04 /15/2022
(f)
$ 2,540 $ 2,451
Viacom Inc
5.87%, 02 /28/2057
(k)
1,938 2,013
3 Month USD LIBOR + 3.90%
6.25%, 02 /28/2057
(k)
825 899
3 Month USD LIBOR + 3.90%
Videotron Ltd
5.00%, 07 /15/2022 400 421
5.13%, 04 /15/2027
(f)
735 781
5.38%, 06 /15/2024
(f)
557 605
Virgin Media Finance PLC
5.75%, 01 /15/2025
(f)
1,380 1,421
6.00%, 10 /15/2024
(f)
6,714 6,923
Virgin Media Secured Finance PLC
5.50%, 08 /15/2026
(f)
4,920 5,172
5.50%, 05 /15/2029
(f)
1,735 1,843
Ziggo Bond Co BV
5.88%, 01 /15/2025
(f)
260 268
6.00%, 01 /15/2027
(f)
600 627
Ziggo BV
5.50%, 01 /15/2027
(f)
8,020 8,461
$ 232,510
Metal Fabrication & Hardware - 0.55%
Advanced Drainage Systems Inc
5.00%, 09 /30/2027
(f)
5,000 5,112
Grinding Media Inc / Moly-Cop AltaSteel Ltd
7.38%, 12 /15/2023
(f)
1,550 1,496
Hillman Group Inc/The
6.38%, 07 /15/2022
(f)
903 831
Optimas OE Solutions Holding LLC / Optimas
OE Solutions Inc
8.63%, 06 /01/2021
(f)
13,276 8,629
TriMas Corp
4.88%, 10 /15/2025
(f)
1,000 1,018
Zekelman Industries Inc
9.88%, 06 /15/2023
(f)
57 60
$ 17,146
Mining - 1.92%
Alcoa Nederland Holding BV
6.13%, 05 /15/2028
(f)
700 751
6.75%, 09 /30/2024
(f)
393 414
7.00%, 09 /30/2026
(f)
700 760
Aleris International Inc
10.75%, 07 /15/2023
(f)
800 838
Century Aluminum Co
7.50%, 06 /01/2021
(f)
9,895 9,549
Coeur Mining Inc
5.88%, 06 /01/2024 63 63
Compass Minerals International Inc
4.88%, 07 /15/2024
(f)
1,260 1,229
Constellium SE
5.75%, 05 /15/2024
(f)
466 479
5.88%, 02 /15/2026
(f)
500 521
6.63%, 03 /01/2025
(f)
3,647 3,817
Ferroglobe PLC / Globe Specialty Metals Inc
9.38%, 03 /01/2022
(f)
325 210
FMG Resources August 2006 Pty Ltd
4.75%, 05 /15/2022
(f)
953 982
5.13%, 03 /15/2023
(f)
300 312
5.13%, 05 /15/2024
(f)
1,242 1,304
Freeport-McMoRan Inc
3.55%, 03 /01/2022 1,514 1,531
3.88%, 03 /15/2023 2,655 2,695
4.55%, 11 /14/2024 490 510
5.40%, 11 /14/2034 848 828
5.45%, 03 /15/2043 2,465 2,292
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Hecla Mining Co
6.88%, 05 /01/2021 $ 879 $ 866
Hudbay Minerals Inc
7.25%, 01 /15/2023
(f)
990 1,023
7.63%, 01 /15/2025
(f)
1,024 1,043
IAMGOLD Corp
7.00%, 04 /15/2025
(f)
1,295 1,337
Joseph T Ryerson & Son Inc
11.00%, 05 /15/2022
(f)
3,960 4,192
JW Aluminum Continuous Cast Co
10.25%, 06 /01/2026
(f)
435 458
Kaiser Aluminum Corp
5.88%, 05 /15/2024 234 243
Northwest Acquisitions ULC / Dominion Finco
Inc
7.13%, 11 /01/2022
(f)
14,950 7,475
Novelis Corp
5.88%, 09 /30/2026
(f)
7,205 7,566
6.25%, 08 /15/2024
(f)
1,965 2,058
Real Alloy Holding Inc
14.10%, 11 /30/2023
(d),(e),(h),( i )
4,391 4,391
Taseko Mines Ltd
8.75%, 06 /15/2022
(f)
100 88
$ 59,825
Miscellaneous Manufacturers - 0.08%
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp
12.25%, 11 /15/2026
(f),(g)
770 774
FXI Holdings Inc
7.88%, 11 /01/2024
(f)
257 228
Gates Global LLC / Gates Global Co
6.00%, 07 /15/2022
(f)
239 239
Koppers Inc
6.00%, 02 /15/2025
(f)
554 552
LSB Industries Inc
9.63%, 05 /01/2023
(f)
345 366
Trinity Industries Inc
4.55%, 10 /01/2024 385 398
$ 2,557
Office & Business Equipment - 0.26%
CDW LLC / CDW Finance Corp
5.00%, 09 /01/2025 1,840 1,923
5.50%, 12 /01/2024 340 378
Pitney Bowes Inc
4.63%, 03 /15/2024 326 306
Xerox Corp
3.63%, 03 /15/2023 2,400 2,451
3.80%, 05 /15/2024 790 794
4.50%, 05 /15/2021 1,650 1,692
4.80%, 03 /01/2035 285 242
6.75%, 12 /15/2039 340 343
$ 8,129
Oil & Gas - 4.47%
Aker BP ASA
5.88%, 03 /31/2025
(f)
550 582
Antero Resources Corp
5.13%, 12 /01/2022 1,090 816
5.38%, 11 /01/2021 990 884
5.63%, 06 /01/2023 745 522
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11 /01/2026
(f)
900 688
10.00%, 04 /01/2022
(f)
1,040 984
Athabasca Oil Corp
9.88%, 02 /24/2022
(f)
165 153
Baytex Energy Corp
5.13%, 06 /01/2021
(f)
272 267
5.63%, 06 /01/2024
(f)
438 390

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
315
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Berry Petroleum Co LLC
7.00%, 02 /15/2026
(f)
$ 315 $ 293
Brazos Valley Longhorn LLC / Brazos Valley
Longhorn Finance Corp
6.88%, 02 /01/2025 300 236
Bruin E&P Partners LLC
8.88%, 08 /01/2023
(f)
595 393
California Resources Corp
8.00%, 12 /15/2022
(f)
2,836 879
Callon Petroleum Co
6.13%, 10 /01/2024 3,143 2,986
6.38%, 07 /01/2026 430 401
Calumet Specialty Products Partners LP / Calumet
Finance Corp
7.63%, 01 /15/2022 425 414
7.75%, 04 /15/2023 375 354
11.00%, 04 /15/2025
(f)
540 541
Carrizo Oil & Gas Inc
6.25%, 04 /15/2023 514 478
8.25%, 07 /15/2025 125 119
Centennial Resource Production LLC
5.38%, 01 /15/2026
(f)
923 865
6.88%, 04 /01/2027
(f)
250 245
Chaparral Energy Inc
8.75%, 07 /15/2023
(f)
600 252
Chesapeake Energy Corp
6.13%, 02 /15/2021 171 162
7.00%, 10 /01/2024 840 565
7.50%, 10 /01/2026 250 160
8.00%, 03 /15/2026
(f)
910 578
CNX Resources Corp
5.88%, 04 /15/2022 1,434 1,402
7.25%, 03 /14/2027
(f)
250 201
Covey Park Energy LLC / Covey Park Finance
Corp
7.50%, 05 /15/2025
(f)
625 462
CrownRock LP / CrownRock Finance Inc
5.63%, 10 /15/2025
(f)
2,556 2,499
Denbury Resources Inc
7.75%, 02 /15/2024
(f)
200 147
9.00%, 05 /15/2021
(f)
1,400 1,225
9.25%, 03 /31/2022
(f)
721 591
Diamond Offshore Drilling Inc
3.45%, 11 /01/2023 1,049 856
4.88%, 11 /01/2043 1,175 598
Diamondback Energy Inc
4.75%, 11 /01/2024 483 499
5.38%, 05 /31/2025 700 731
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01 /30/2026
(f)
757 780
5.75%, 01 /30/2028
(f)
565 595
Energen Corp
4.63%, 09 /01/2021 385 391
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02 /15/2023
(f)
2,180 2,147
Ensign Drilling Inc
9.25%, 04 /15/2024
(f)
900 765
Extraction Oil & Gas Inc
5.63%, 02 /01/2026
(f)
865 368
7.38%, 05 /15/2024
(f)
450 184
Global Marine Inc
7.00%, 06 /01/2028 300 258
Gran Tierra Energy Inc
7.75%, 05 /23/2027
(f)
295 282
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Gulfport Energy Corp
6.00%, 10 /15/2024 $ 667 $ 429
6.38%, 05 /15/2025 580 351
6.38%, 01 /15/2026 445 267
6.63%, 05 /01/2023 918 686
HighPoint Operating Corp
7.00%, 10 /15/2022 895 801
Hilcorp Energy I LP / Hilcorp Finance Co
5.00%, 12 /01/2024
(f)
466 414
5.75%, 10 /01/2025
(f)
900 803
6.25%, 11 /01/2028
(f)
550 488
Indigo Natural Resources LLC
6.88%, 02 /15/2026
(f)
825 751
Ithaca Energy North Sea PLC
9.38%, 07 /15/2024
(f)
325 330
Jagged Peak Energy LLC
5.88%, 05 /01/2026 6,425 6,489
Laredo Petroleum Inc
5.63%, 01 /15/2022 554 530
6.25%, 03 /15/2023 200 183
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08 /01/2026
(f)
285 285
Matador Resources Co
5.88%, 09 /15/2026 4,954 4,749
MEG Energy Corp
6.38%, 01 /30/2023
(f)
9,559 9,034
6.50%, 01 /15/2025
(f)
945 983
7.00%, 03 /31/2024
(f)
20,370 19,098
Montage Resources Corp
8.88%, 07 /15/2023 25 19
Moss Creek Resources Holdings Inc
7.50%, 01 /15/2026
(f)
725 489
10.50%, 05 /15/2027
(f)
100 77
Murphy Oil Corp
4.00%, 06 /01/2022 720 725
4.20%, 12 /01/2022 600 611
5.63%, 12 /01/2042 345 294
5.75%, 08 /15/2025 565 573
6.88%, 08 /15/2024 300 316
Nabors Industries Inc
4.63%, 09 /15/2021 245 227
5.50%, 01 /15/2023 183 155
5.75%, 02 /01/2025 125 93
Neptune Energy Bondco PLC
6.63%, 05 /15/2025
(f)
800 796
Noble Holding International Ltd
5.25%, 03 /15/2042 320 117
6.05%, 03 /01/2041 500 175
6.20%, 08 /01/2040 736 258
7.75%, 01 /15/2024 266 160
7.88%, 02 /01/2026
(f)
476 314
7.95%, 04 /01/2025 1,200 675
Oasis Petroleum Inc
6.25%, 05 /01/2026
(f)
220 150
6.88%, 03 /15/2022 1,924 1,688
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12 /15/2025
(f)
295 294
Parkland Fuel Corp
6.00%, 04 /01/2026
(f)
495 523
Parsley Energy LLC / Parsley Finance Corp
5.25%, 08 /15/2025
(f)
395 405
5.38%, 01 /15/2025
(f)
875 901
5.63%, 10 /15/2027
(f)
1,720 1,776
6.25%, 06 /01/2024
(f)
300 312
PBF Holding Co LLC / PBF Finance Corp
7.00%, 11 /15/2023 367 378
7.25%, 06 /15/2025 1,215 1,270

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
316
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
PDC Energy Inc
5.75%, 05 /15/2026 $ 5,865 $ 5,484
6.13%, 09 /15/2024 620 602
Precision Drilling Corp
5.25%, 11 /15/2024 213 179
6.50%, 12 /15/2021 40 39
7.13%, 01 /15/2026
(f)
250 216
Pride International LLC
7.88%, 08 /15/2040 300 153
Puma International Financing SA
5.00%, 01 /24/2026
(f)
730 699
5.13%, 10 /06/2024
(f)
400 391
QEP Resources Inc
5.25%, 05 /01/2023 232 220
5.38%, 10 /01/2022 495 485
5.63%, 03 /01/2026 325 291
6.88%, 03 /01/2021 395 395
Range Resources Corp
5.00%, 03 /15/2023 319 276
5.75%, 06 /01/2021 105 104
Rowan Cos Inc
4.75%, 01 /15/2024 500 270
4.88%, 06 /01/2022 400 268
5.40%, 12 /01/2042 5 2
5.85%, 01 /15/2044 430 163
7.38%, 06 /15/2025 500 275
Seven Generations Energy Ltd
5.38%, 09 /30/2025
(f)
1,630 1,589
6.75%, 05 /01/2023
(f)
125 127
6.88%, 06 /30/2023
(f)
650 661
SM Energy Co
5.00%, 01 /15/2024 494 437
5.63%, 06 /01/2025 495 420
6.13%, 11 /15/2022 471 449
6.75%, 09 /15/2026 495 424
Southwestern Energy Co
6.20%, 01 /23/2025 920 810
7.50%, 04 /01/2026 235 206
7.75%, 10 /01/2027 90 77
SRC Energy Inc
6.25%, 12 /01/2025 12,045 11,260
Suncor Energy Ventures Corp
4.50%, 04 /01/2022
(f)
700 724
6.00%, 04 /01/2042
(f)
490 551
Sunoco LP / Sunoco Finance Corp
4.88%, 01 /15/2023 500 513
5.50%, 02 /15/2026 700 724
5.88%, 03 /15/2028 316 332
Teine Energy Ltd
6.88%, 09 /30/2022
(f)
815 815
Transocean Guardian Ltd
5.88%, 01 /15/2024
(f)
904 904
Transocean Inc
6.80%, 03 /15/2038 1,252 772
7.25%, 11 /01/2025
(f)
3,725 3,287
7.50%, 01 /15/2026
(f)
755 672
7.50%, 04 /15/2031 690 462
9.00%, 07 /15/2023
(f)
1,005 1,024
9.35%, 12 /15/2041 200 138
Transocean Pontus Ltd
6.13%, 08 /01/2025
(f)
801 799
Transocean Sentry Ltd
5.38%, 05 /15/2023
(f)
205 203
Ultra Resources Inc
6.88%, 04 /15/2022
(f)
550 55
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Valaris plc
5.20%, 03 /15/2025 $ 330 $ 172
5.75%, 10 /01/2044 990 401
7.75%, 02 /01/2026 1,000 525
8.00%, 01 /31/2024 39 25
Vermilion Energy Inc
5.63%, 03 /15/2025
(f)
400 376
Vine Oil & Gas LP / Vine Oil & Gas Finance
Corp
8.75%, 04 /15/2023
(f)
425 162
Viper Energy Partners LP
5.38%, 11 /01/2027
(f)
1,050 1,060
W&T Offshore Inc
9.75%, 11 /01/2023
(f)
610 572
Whiting Petroleum Corp
5.75%, 03 /15/2021 868 816
6.63%, 01 /15/2026 990 614
WPX Energy Inc
5.25%, 09 /15/2024 648 654
5.25%, 10 /15/2027 3,224 3,135
5.75%, 06 /01/2026 744 748
8.25%, 08 /01/2023 377 420
$ 139,257
Oil & Gas Services - 0.38%
Apergy Corp
6.38%, 05 /01/2026 500 489
Archrock Partners LP / Archrock Partners Finance
Corp
6.00%, 10 /01/2022 286 288
6.88%, 04 /01/2027
(f)
590 609
Calfrac Holdings LP
8.50%, 06 /15/2026
(f)
645 277
CSI Compressco LP / CSI Compressco Finance
Inc
7.25%, 08 /15/2022 848 755
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05 /01/2025 366 362
Forum Energy Technologies Inc
6.25%, 10 /01/2021 6,582 5,331
FTS International Inc
6.25%, 05 /01/2022 325 232
McDermott Technology Americas Inc /
McDermott Technology US Inc
10.63%, 05 /01/2024
(f)
2,285 431
Oceaneering International Inc
4.65%, 11 /15/2024 113 105
6.00%, 02 /01/2028 225 208
SESI LLC
7.13%, 12 /15/2021 55 42
Telford Offshore Ltd
12.00%, PIK 8.00%, 02/12/2024
( i ),( j)
310 125
Transocean Phoenix 2 Ltd
7.75%, 10 /15/2024
(f)
420 434
Transocean Proteus Ltd
6.25%, 12 /01/2024
(f)
616 617
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04 /01/2026 800 808
6.88%, 09 /01/2027
(f)
300 300
Welltec A/S
9.50%, 12 /01/2022
(f)
335 328
$ 11,741
Packaging & Containers - 2.97%
ARD Finance SA
7.13%, PIK 7.88%, 09/15/2023
( i ),( j)
930 966

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
317
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08 /15/2026
(f)
$ 660 $ 667
4.25%, 09 /15/2022
(f)
800 810
4.63%, 05 /15/2023
(f)
375 384
5.25%, 08 /15/2027
(f)
250 256
6.00%, 02 /15/2025
(f)
2,505 2,630
Ball Corp
4.00%, 11 /15/2023 1,080 1,123
4.38%, 12 /15/2020 50 51
4.88%, 03 /15/2026 1,140 1,237
5.00%, 03 /15/2022 1,117 1,181
5.25%, 07 /01/2025 755 840
Berry Global Inc
4.50%, 02 /15/2026
(f)
8,840 8,895
4.88%, 07 /15/2026
(f)
6,250 6,570
5.50%, 05 /15/2022 400 406
5.63%, 07 /15/2027
(f)
3,000 3,158
6.00%, 10 /15/2022 320 326
Crown Americas LLC / Crown Americas Capital
Corp IV
4.50%, 01 /15/2023 1,030 1,076
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09 /30/2026 1,400 1,461
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02 /01/2026 2,740 2,875
Flex Acquisition Co Inc
6.88%, 01 /15/2025
(f)
818 767
7.88%, 07 /15/2026
(f)
475 447
Graphic Packaging International LLC
4.75%, 04 /15/2021 120 124
4.88%, 11 /15/2022 363 381
LABL Escrow Issuer LLC
6.75%, 07 /15/2026
(f)
695 719
Matthews International Corp
5.25%, 12 /01/2025
(f)
255 238
Mauser Packaging Solutions Holding Co
5.50%, 04 /15/2024
(f)
2,709 2,787
7.25%, 04 /15/2025
(f)
2,400 2,295
Owens-Brockway Glass Container Inc
5.00%, 01 /15/2022
(f)
650 671
5.38%, 01 /15/2025
(f)
205 207
5.88%, 08 /15/2023
(f)
1,223 1,292
6.38%, 08 /15/2025
(f)
83 88
Plastipak Holdings Inc
6.25%, 10 /15/2025
(f)
13,067 10,781
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07 /15/2023
(f)
4,905 5,032
5.75%, 10 /15/2020 533 535
7.00%, 07 /15/2024
(f)
866 896
Sealed Air Corp
5.13%, 12 /01/2024
(f)
80 86
5.25%, 04 /01/2023
(f)
2,285 2,439
5.50%, 09 /15/2025
(f)
1,208 1,317
6.50%, 12 /01/2020
(f)
493 509
6.88%, 07 /15/2033
(f)
655 763
Trident TPI Holdings Inc
6.63%, 11 /01/2025
(f)
13,330 11,897
9.25%, 08 /01/2024
(f)
6,030 5,849
Trivium Packaging Finance BV
5.50%, 08 /15/2026
(f)
6,650 6,966
8.50%, 08 /15/2027
(f)
680 725
$ 92,723
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 1.48%
Bausch Health Americas Inc
8.50%, 01 /31/2027
(f)
$ 3,825 $ 4,293
9.25%, 04 /01/2026
(f)
1,575 1,782
Bausch Health Cos Inc
5.50%, 03 /01/2023
(f)
284 286
5.50%, 11 /01/2025
(f)
1,695 1,771
5.75%, 08 /15/2027
(f)
200 217
5.88%, 05 /15/2023
(f)
618 627
6.13%, 04 /15/2025
(f)
4,000 4,153
6.50%, 03 /15/2022
(f)
1,225 1,260
7.00%, 03 /15/2024
(f)
2,102 2,199
7.00%, 01 /15/2028
(f)
5,635 6,079
7.25%, 05 /30/2029
(f)
1,305 1,437
9.00%, 12 /15/2025
(f)
1,470 1,650
Elanco Animal Health Inc
3.91%, 08 /27/2021 1,075 1,104
4.27%, 08 /28/2023 900 943
4.90%, 08 /28/2028 150 163
Endo Dac / Endo Finance LLC / Endo Finco Inc
5.88%, 10 /15/2024
(f)
200 182
6.00%, 07 /15/2023
(f)
1,443 954
6.00%, 02 /01/2025
(f)
1,175 749
HLF Financing Sarl LLC / Herbalife International
Inc
7.25%, 08 /15/2026
(f)
318 333
Horizon Pharma USA Inc
5.50%, 08 /01/2027
(f)
875 913
Mallinckrodt International Finance SA
4.75%, 04 /15/2023 193 60
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
5.50%, 04 /15/2025
(f)
965 321
5.63%, 10 /15/2023
(f)
389 140
5.75%, 08 /01/2022
(f)
43 17
NVA Holdings Inc
6.88%, 04 /01/2026
(f)
10,973 11,768
Owens & Minor Inc
3.88%, 09 /15/2021 270 256
4.38%, 12 /15/2024 270 208
Par Pharmaceutical Inc
7.50%, 04 /01/2027
(f)
400 380
Vizient Inc
6.25%, 05 /15/2027
(f)
1,755 1,893
$ 46,138
Pipelines - 2.51%
American Midstream Partners LP / American
Midstream Finance Corp
9.50%, 12 /15/2021
(f)
700 651
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09 /15/2024 10,211 8,449
5.75%, 03 /01/2027
(f)
1,010 751
5.75%, 01 /15/2028
(f)
1,625 1,227
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.13%, 11 /15/2022
(f)
1,220 1,199
6.63%, 07 /15/2026
(f)
200 187
Buckeye Partners LP
3.95%, 12 /01/2026 595 550
4.13%, 12 /01/2027 395 365
4.15%, 07 /01/2023 495 497
4.35%, 10 /15/2024 295 295
4.88%, 02 /01/2021 645 656
5.60%, 10 /15/2044 295 246
5.85%, 11 /15/2043 395 342
6.37%, 01 /22/2078
(k)
390 285
3 Month USD LIBOR + 4.02%

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
318
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Cheniere Energy Partners LP
4.50%, 10 /01/2029
(f)
$ 4,708 $ 4,796
5.25%, 10 /01/2025 1,098 1,136
5.63%, 10 /01/2026 1,500 1,584
CNX Midstream Partners LP / CNX Midstream
Finance Corp
6.50%, 03 /15/2026
(f)
1,070 998
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05 /01/2027
(f)
588 592
5.75%, 04 /01/2025 497 513
6.25%, 04 /01/2023 595 605
DCP Midstream Operating LP
3.88%, 03 /15/2023 493 498
4.75%, 09 /30/2021
(f)
581 593
4.95%, 04 /01/2022 1,398 1,444
5.13%, 05 /15/2029 990 1,002
5.38%, 07 /15/2025 1,520 1,598
5.60%, 04 /01/2044 120 113
5.85%, 05 /21/2043
(f),(k)
690 618
3 Month USD LIBOR + 3.85%
6.45%, 11 /03/2036
(f)
170 175
6.75%, 09 /15/2037
(f)
490 511
8.13%, 08 /16/2030 45 55
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05 /15/2025 636 634
Energy Transfer LP
5.50%, 06 /01/2027 1,100 1,265
5.88%, 01 /15/2024 1,555 1,618
EnLink Midstream LLC
5.38%, 06 /01/2029 895 794
EnLink Midstream Partners LP
4.15%, 06 /01/2025 1,000 902
4.40%, 04 /01/2024 1,450 1,359
4.85%, 07 /15/2026 1,080 988
5.45%, 06 /01/2047 700 536
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06 /15/2024 669 626
6.00%, 05 /15/2023 1,000 975
6.25%, 05 /15/2026 1,490 1,378
6.50%, 10 /01/2025 361 343
6.75%, 08 /01/2022 1,260 1,266
Global Partners LP / GLP Finance Corp
7.00%, 06 /15/2023 90 93
Hess Infrastructure Partners LP / Hess
Infrastructure Partners Finance Corp
5.63%, 02 /15/2026
(f)
476 498
Holly Energy Partners LP / Holly Energy Finance
Corp
6.00%, 08 /01/2024
(f)
1,253 1,305
IFM US Colonial Pipeline 2 LLC
6.45%, 05 /01/2021
(f)
100 104
Martin Midstream Partners LP / Martin Midstream
Finance Corp
7.25%, 02 /15/2021 340 306
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03 /01/2025 1,466 1,356
7.50%, 11 /01/2023 1,125 1,121
7.50%, 04 /15/2026
(f)
100 95
NuStar Logistics LP
4.75%, 02 /01/2022 965 979
4.80%, 09 /01/2020 2,055 2,071
5.63%, 04 /28/2027 4,114 4,278
6.00%, 06 /01/2026 125 134
6.75%, 02 /01/2021 705 731
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
PBF Logistics LP / PBF Logistics Finance Corp
6.88%, 05 /15/2023 $ 522 $ 535
SemGroup Corp
7.25%, 03 /15/2026 260 281
SemGroup Corp / Rose Rock Finance Corp
5.63%, 07 /15/2022 889 899
5.63%, 11 /15/2023 285 291
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.50%, 08 /15/2022 920 823
5.75%, 04 /15/2025 852 660
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
4.75%, 10 /01/2023
(f)
375 366
5.50%, 09 /15/2024
(f)
2,010 1,955
5.50%, 01 /15/2028
(f)
2,205 2,073
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.25%, 11 /15/2023 1,100 1,105
5.00%, 01 /15/2028 1,565 1,549
5.13%, 02 /01/2025 2,410 2,471
5.25%, 05 /01/2023 545 547
5.38%, 02 /01/2027 494 506
5.88%, 04 /15/2026 1,800 1,879
6.50%, 07 /15/2027
(f)
885 947
6.75%, 03 /15/2024 2,910 3,018
$ 78,191
Real Estate - 0.29%
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11 /15/2025
(f)
1,236 1,168
Greystar Real Estate Partners LLC
5.75%, 12 /01/2025
(f)
561 585
Howard Hughes Corp/The
5.38%, 03 /15/2025
(f)
1,250 1,298
Hunt Cos Inc
6.25%, 02 /15/2026
(f)
1,175 1,154
Kennedy-Wilson Inc
5.88%, 04 /01/2024 1,020 1,056
Newmark Group Inc
6.13%, 11 /15/2023 1,310 1,429
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06 /01/2023
(f)
845 822
5.25%, 12 /01/2021
(f)
950 950
WeWork Cos Inc
7.88%, 05 /01/2025
(f)
640 542
$ 9,004
REITs - 3.12%
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05 /15/2026
(f)
276 288
CBL & Associates LP
5.25%, 12 /01/2023 25 18
5.95%, 12 /15/2026 500 332
CoreCivic Inc
4.63%, 05 /01/2023 948 888
5.00%, 10 /15/2022 5,000 4,956
ESH Hospitality Inc
4.63%, 10 /01/2027
(f)
7,500 7,519
5.25%, 05 /01/2025
(f)
6,864 7,079
GEO Group Inc/The
5.13%, 04 /01/2023 640 563
5.88%, 01 /15/2022 700 677
5.88%, 10 /15/2024 1,000 835
6.00%, 04 /15/2026 1,100 872
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07 /15/2024
(f)
490 515

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
319
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Iron Mountain Inc
4.38%, 06 /01/2021
(f)
$ 495 $ 501
4.88%, 09 /15/2027
(f)
1,546 1,598
5.25%, 03 /15/2028
(f)
2,050 2,152
5.75%, 08 /15/2024 590 595
6.00%, 08 /15/2023 750 766
Iron Mountain US Holdings Inc
5.38%, 06 /01/2026
(f)
315 327
iStar Inc
5.25%, 09 /15/2022 500 512
6.00%, 04 /01/2022 681 699
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 03 /15/2022
(f)
503 521
5.25%, 10 /01/2025
(f)
11,284 11,453
5.88%, 08 /01/2021
(f)
365 370
Mack-Cali Realty LP
3.15%, 05 /15/2023 320 306
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
4.50%, 09 /01/2026 900 956
5.63%, 05 /01/2024 1,215 1,338
MPT Operating Partnership LP / MPT Finance
Corp
4.63%, 08 /01/2029 1,235 1,288
5.00%, 10 /15/2027 1,540 1,621
5.25%, 08 /01/2026 2,033 2,137
6.38%, 03 /01/2024 405 423
RHP Hotel Properties LP / RHP Finance Corp
5.00%, 04 /15/2023 1,090 1,112
Ryman Hospitality Properties Inc
4.75%, 10 /15/2027
(f)
7,000 7,237
SBA Communications Corp
4.00%, 10 /01/2022 1,350 1,377
4.88%, 07 /15/2022 743 751
4.88%, 09 /01/2024 968 1,006
Senior Housing Properties Trust
4.75%, 05 /01/2024 1,430 1,480
4.75%, 02 /15/2028 2,205 2,278
6.75%, 12 /15/2021 1,430 1,524
Starwood Property Trust Inc
3.63%, 02 /01/2021 1,301 1,311
4.75%, 03 /15/2025 571 593
5.00%, 12 /15/2021 715 740
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
7.13%, 12 /15/2024
(f)
15,320 12,677
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.00%, 04 /15/2023
(f)
1,197 1,140
8.25%, 10 /15/2023 9,335 7,982
VICI Properties 1 LLC / VICI FC Inc
8.00%, 10 /15/2023 1,500 1,633
Washington Prime Group LP
6.45%, 08 /15/2024 2,470 2,371
$ 97,317
Retail - 2.52%
1011778 BC ULC / New Red Finance Inc
4.25%, 05 /15/2024
(f)
2,551 2,618
5.00%, 10 /15/2025
(f)
16,295 16,703
Beacon Roofing Supply Inc
4.88%, 11 /01/2025
(f)
1,325 1,302
Bed Bath & Beyond Inc
4.92%, 08 /01/2034 290 223
5.17%, 08 /01/2044 1,124 815
Brinker International Inc
5.00%, 10 /01/2024
(f)
740 785
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Carvana Co
8.88%, 10 /01/2023
(f)
$ 1,013 $ 1,048
Conn's Inc
7.25%, 07 /15/2022 285 289
Cumberland Farms Inc
6.75%, 05 /01/2025
(f)
127 136
DriveTime Automotive Group Inc / Bridgecrest
Acceptance Corp
8.00%, 06 /01/2021
(f)
10,140 10,305
eG Global Finance PLC
6.75%, 02 /07/2025
(f)
250 250
Ferrellgas LP / Ferrellgas Finance Corp
6.50%, 05 /01/2021 191 160
6.75%, 01 /15/2022 450 377
6.75%, 06 /15/2023 710 600
FirstCash Inc
5.38%, 06 /01/2024
(f)
114 118
GameStop Corp
6.75%, 03 /15/2021
(f)
200 201
Gap Inc/The
5.95%, 04 /12/2021 1,050 1,094
Golden Nugget Inc
6.75%, 10 /15/2024
(f)
1,661 1,711
8.75%, 10 /01/2025
(f)
1,475 1,552
Group 1 Automotive Inc
5.25%, 12 /15/2023
(f)
284 291
Guitar Center Inc
9.50%, 10 /15/2021
(f)
1,175 1,093
IRB Holding Corp
6.75%, 02 /15/2026
(f)
135 137
JC Penney Corp Inc
5.88%, 07 /01/2023
(f)
125 109
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06 /01/2027
(f)
1,940 2,024
5.00%, 06 /01/2024
(f)
900 934
5.25%, 06 /01/2026
(f)
4,600 4,864
L Brands Inc
5.25%, 02 /01/2028 90 83
5.63%, 02 /15/2022 538 566
5.63%, 10 /15/2023 665 706
6.63%, 04 /01/2021 435 456
6.75%, 07 /01/2036 450 374
6.88%, 11 /01/2035 744 632
6.95%, 03 /01/2033 620 490
7.50%, 06 /15/2029 485 481
7.60%, 07 /15/2037 500 415
Men's Wearhouse Inc/The
7.00%, 07 /01/2022 16 16
Michaels Stores Inc
8.00%, 07 /15/2027
(f)
100 99
Murphy Oil USA Inc
5.63%, 05 /01/2027 695 746
Neiman Marcus Group LTD LLC / Neiman
Marcus Group LLC / Mariposa Borrower / NMG
8.00%, 10 /25/2024
(f)
250 67
Party City Holdings Inc
6.63%, 08 /01/2026
(f)
242 235
Penske Automotive Group Inc
5.38%, 12 /01/2024 131 135
5.50%, 05 /15/2026 836 874
PetSmart Inc
5.88%, 06 /01/2025
(f)
1,329 1,309
7.13%, 03 /15/2023
(f)
2,505 2,317
8.88%, 06 /01/2025
(f)
650 611
PriSo Acquisition Corp
9.00%, 05 /15/2023
(f)
141 129

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
320
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Rite Aid Corp
6.13%, 04 /01/2023
(f)
$ 1,850 $ 1,575
Sally Holdings LLC / Sally Capital Inc
5.63%, 12 /01/2025 500 516
Sonic Automotive Inc
6.13%, 03 /15/2027 801 829
SRS Distribution Inc
8.25%, 07 /01/2026
(f)
6,330 6,330
Staples Inc
7.50%, 04 /15/2026
(f)
2,250 2,340
10.75%, 04 /15/2027
(f)
1,530 1,591
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.50%, 06 /01/2024 1,073 1,097
5.88%, 03 /01/2027 750 776
Yum! Brands Inc
3.75%, 11 /01/2021 1,510 1,544
3.88%, 11 /01/2020 210 212
3.88%, 11 /01/2023 20 21
5.35%, 11 /01/2043 383 375
6.88%, 11 /15/2037 750 855
$ 78,541
Semiconductors - 0.20%
Advanced Micro Devices Inc
7.50%, 08 /15/2022 1,200 1,353
Amkor Technology Inc
6.63%, 09 /15/2027
(f)
100 109
Entegris Inc
4.63%, 02 /10/2026
(f)
431 444
Qorvo Inc
5.50%, 07 /15/2026 425 454
Sensata Technologies UK Financing Co PLC
6.25%, 02 /15/2026
(f)
3,588 3,837
$ 6,197
Software - 3.56%
ACI Worldwide Inc
5.75%, 08 /15/2026
(f)
3,200 3,392
Ascend Learning LLC
6.88%, 08 /01/2025
(f)
5,373 5,622
6.88%, 08 /01/2025
(f)
4,750 4,958
Camelot Finance SA
4.50%, 11 /01/2026
(f)
3,200 3,233
CDK Global Inc
4.88%, 06 /01/2027 984 1,037
5.00%, 10 /15/2024 266 288
5.25%, 05 /15/2029
(f)
1,775 1,885
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03 /01/2025
(f)
16,550 16,934
Dun & Bradstreet Corp/The
10.25%, 02 /15/2027
(f)
1,000 1,096
Fair Isaac Corp
5.25%, 05 /15/2026
(f)
75 81
Genesys Telecommunications Laboratories
Inc/ Greeneden Lux 3 Sarl
10.00%, 11 /30/2024
(f)
13,927 15,041
Granite Merger Sub 2 Inc
11.00%, 07 /15/2027
(f)
90 89
Informatica LLC
7.13%, 07 /15/2023
(f)
13,266 13,482
IQVIA Inc
5.00%, 10 /15/2026
(f)
4,562 4,813
5.00%, 05 /15/2027
(f)
1,100 1,166
j2 Cloud Services LLC / j2 Global Co-Obligor Inc
6.00%, 07 /15/2025
(f)
744 790
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
MSCI Inc
4.75%, 08 /01/2026
(f)
$ 565 $ 592
5.38%, 05 /15/2027
(f)
450 480
5.75%, 08 /15/2025
(f)
2,365 2,480
Nuance Communications Inc
5.63%, 12 /15/2026 830 881
Open Text Corp
5.63%, 01 /15/2023
(f)
235 239
5.88%, 06 /01/2026
(f)
1,584 1,689
PTC Inc
6.00%, 05 /15/2024 145 154
Rackspace Hosting Inc
8.63%, 11 /15/2024
(f)
705 645
Riverbed Technology Inc
8.88%, 03 /01/2023
(f)
300 137
Solera LLC / Solera Finance Inc
10.50%, 03 /01/2024
(f)
2,115 2,213
Sophia LP / Sophia Finance Inc
9.00%, 09 /30/2023
(f)
5,000 5,134
SS&C Technologies Inc
5.50%, 09 /30/2027
(f)
19,165 20,507
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 02 /01/2023
(f)
800 786
10.50%, 02 /01/2024
(f)
1,269 1,199
$ 111,043
Storage & Warehousing - 0.08%
LBC Tank Terminals Holding Netherlands BV
6.88%, 05 /15/2023
(f)
2,125 2,159
Mobile Mini Inc
5.88%, 07 /01/2024 230 239
$ 2,398
Telecommunications - 6.74%
Altice France SA/France
7.38%, 05 /01/2026
(f)
10,946 11,722
8.13%, 02 /01/2027
(f)
2,200 2,439
C&W Senior Financing DAC
6.88%, 09 /15/2027
(f)
1,185 1,247
7.50%, 10 /15/2026
(f)
985 1,058
CenturyLink Inc
5.63%, 04 /01/2025 135 142
5.80%, 03 /15/2022 1,215 1,283
6.45%, 06 /15/2021 1,545 1,626
6.75%, 12 /01/2023 455 506
6.88%, 01 /15/2028 62 66
7.50%, 04 /01/2024 770 874
7.60%, 09 /15/2039 895 911
7.65%, 03 /15/2042 840 853
Cincinnati Bell Inc
7.00%, 07 /15/2024
(f)
419 378
8.00%, 10 /15/2025
(f)
140 125
CommScope Inc
5.00%, 06 /15/2021
(f)
96 96
5.50%, 03 /01/2024
(f)
1,700 1,723
5.50%, 06 /15/2024
(f)
752 712
6.00%, 03 /01/2026
(f)
10,715 11,009
8.25%, 03 /01/2027
(f)
3,005 2,846
CommScope Technologies LLC
5.00%, 03 /15/2027
(f)
2,990 2,444
6.00%, 06 /15/2025
(f)
10,468 9,313
Connect Finco SARL / Connect US Finco LLC
6.75%, 10 /01/2026
(f)
1,750 1,818
Consolidated Communications Inc
6.50%, 10 /01/2022 1,275 1,151
DKT Finance ApS
9.38%, 06 /17/2023
(f)
125 133
Embarq Corp
8.00%, 06 /01/2036 1,067 1,056

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
321
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Frontier Communications Corp
6.25%, 09 /15/2021 $ 10 $ 5
6.88%, 01 /15/2025 585 262
7.13%, 01 /15/2023 945 425
7.63%, 04 /15/2024 820 369
7.88%, 01 /15/2027 200 89
8.00%, 04 /01/2027
(f)
400 420
8.50%, 04 /01/2026
(f)
1,950 1,955
8.75%, 04 /15/2022 760 355
9.00%, 08 /15/2031 600 268
10.50%, 09 /15/2022 1,884 888
11.00%, 09 /15/2025 3,954 1,853
Frontier Florida LLC
6.86%, 02 /01/2028 351 326
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05 /01/2024
(f)
125 132
GTT Communications Inc
7.88%, 12 /31/2024
(f)
23,775 13,849
Hughes Satellite Systems Corp
5.25%, 08 /01/2026 1,054 1,129
6.63%, 08 /01/2026 1,060 1,147
7.63%, 06 /15/2021 320 345
Inmarsat Finance PLC
4.88%, 05 /15/2022
(f)
1,500 1,515
Intelsat Connect Finance SA
9.50%, 02 /15/2023
(f)
1,600 1,484
Intelsat Jackson Holdings SA
5.50%, 08 /01/2023 2,510 2,347
8.00%, 02 /15/2024
(f)
1,315 1,351
8.50%, 10 /15/2024
(f)
2,475 2,494
9.50%, 09 /30/2022
(f)
400 462
9.75%, 07 /15/2025
(f)
2,265 2,350
Intelsat Luxembourg SA
8.13%, 06 /01/2023 1,100 921
Iridium Communications Inc
10.25%, 04 /15/2023
(f)
696 752
Koninklijke KPN NV
7.00%, 03 /28/2073
(f),(k)
405 444
USD Swap Semi-Annual 10 Year + 5.33%
Level 3 Financing Inc
5.13%, 05 /01/2023 4,067 4,118
5.25%, 03 /15/2026 480 501
5.38%, 08 /15/2022 420 422
5.38%, 01 /15/2024 5,450 5,559
5.38%, 05 /01/2025 383 396
5.63%, 02 /01/2023 483 488
Level 3 Parent LLC
5.75%, 12 /01/2022 864 866
Metropolitan Light Co Ltd
5.50%, 11 /21/2022
(f)
650 673
Nokia Oyj
3.38%, 06 /12/2022 520 526
4.38%, 06 /12/2027 495 504
6.63%, 05 /15/2039 716 818
ORBCOMM Inc
8.00%, 04 /01/2024
(f)
1,165 1,207
Plantronics Inc
5.50%, 05 /31/2023
(f)
432 439
Qwest Corp
6.75%, 12 /01/2021 585 631
6.88%, 09 /15/2033 465 468
7.13%, 11 /15/2043 500 506
Sprint Capital Corp
6.88%, 11 /15/2028 2,577 2,808
8.75%, 03 /15/2032 1,793 2,186
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Communications Inc
6.00%, 11 /15/2022 $ 5,929 $ 6,269
9.25%, 04 /15/2022 300 344
11.50%, 11 /15/2021 1,159 1,340
Sprint Corp
7.13%, 06 /15/2024 13,873 15,052
7.25%, 09 /15/2021 2,538 2,708
7.63%, 02 /15/2025 1,637 1,799
7.63%, 03 /01/2026 1,445 1,599
7.88%, 09 /15/2023 7,700 8,499
Telecom Italia Capital SA
6.00%, 09 /30/2034 1,144 1,221
6.38%, 11 /15/2033 1,115 1,229
7.20%, 07 /18/2036 1,532 1,792
7.72%, 06 /04/2038 550 674
Telecom Italia SpA /Milano
5.30%, 05 /30/2024
(f)
2,400 2,568
Telefonaktiebolaget LM Ericsson
4.13%, 05 /15/2022 1,100 1,140
T-Mobile USA Inc
0.00%, 03 /01/2023
(c),(d),(e)
2,212 —
0.00%, 01 /15/2024
(c),(d),(e)
312 —
0.00%, 04 /15/2024
(c),(d),(e)
1,157 —
0.00%, 03 /01/2025
(c),(d),(e)
1,542 —
0.00%, 01 /15/2026
(c),(d),(e)
550 —
0.00%, 02 /01/2026
(c),(d),(e)
760 —
0.00%, 04 /15/2027
(c),(d),(e)
500 —
4.50%, 02 /01/2026 3,000 3,094
4.75%, 02 /01/2028 2,400 2,529
5.13%, 04 /15/2025 500 520
5.38%, 04 /15/2027 731 786
6.00%, 04 /15/2024 3,617 3,752
6.38%, 03 /01/2025 1,007 1,045
6.50%, 01 /15/2026 3,982 4,261
Trilogy International Partners LLC / Trilogy
International Finance Inc
8.88%, 05 /01/2022
(f)
100 96
United States Cellular Corp
6.70%, 12 /15/2033 300 326
ViaSat Inc
5.63%, 09 /15/2025
(f)
23,121 23,432
5.63%, 04 /15/2027
(f)
3,500 3,687
Vodafone Group PLC
7.00%, 04 /04/2079
(k)
2,500 2,896
USD Swap Semi-Annual 5 Year + 4.87%
West Corp
8.50%, 10 /15/2025
(f)
1,405 1,061
$ 210,303
Toys, Games & Hobbies - 0.13%
Mattel Inc
2.35%, 08 /15/2021 400 392
3.15%, 03 /15/2023 1,000 953
5.45%, 11 /01/2041 300 240
6.20%, 10 /01/2040 150 126
6.75%, 12 /31/2025
(f)
2,150 2,244
$ 3,955
Transportation - 0.13%
Kenan Advantage Group Inc/The
7.88%, 07 /31/2023
(f)
662 600
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11 /15/2021
(f)
665 542
Teekay Corp
9.25%, 11 /15/2022
(f)
250 259
Teekay Offshore Partners LP/ Teekay Offshore
Finance Corp
8.50%, 07 /15/2023
(f)
775 777

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
322
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Watco Cos LLC / Watco Finance Corp
6.38%, 04 /01/2023
(f)
$ 270 $ 275
XPO CNW Inc
6.70%, 05 /01/2034 347 347
XPO Logistics Inc
6.13%, 09 /01/2023
(f)
170 175
6.75%, 08 /15/2024
(f)
970 1,050
$ 4,025
Trucking & Leasing - 0.07%
AerCap Global Aviation Trust
6.50%, 06 /15/2045
(f),(k)
400 439
3 Month USD LIBOR + 4.30%
Fortress Transportation & Infrastructure Investors
LLC
6.50%, 10 /01/2025
(f)
535 540
6.75%, 03 /15/2022
(f)
1,150 1,197
$ 2,176
TOTAL BONDS $ 2,537,021
SENIOR FLOATING RATE INTERESTS
- 12.49%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 1.16%
Dexko Global Inc
10.35%, 07 /24/2025
(m)
$ 13,518 $ 13,416
US LIBOR + 8.25%
Panther BF Aggregator 2 LP
5.09%, 03 /18/2026
(m)
6,000 5,912
US LIBOR + 3.50%
Truck Hero Inc
10.09%, 05 /16/2025
(m)
18,532 16,864
US LIBOR + 8.25%
$ 36,192
Commercial Services - 0.59%
KUEHG Corp
10.44%, 08 /22/2025
(m)
9,046 8,978
US LIBOR + 8.25%
Learning Care Group US No 2 Inc
9.68%, 03 /13/2026
(m)
6,500 6,435
US LIBOR + 7.50%
Refinitiv US Holdings Inc
5.72%, 09 /18/2025
(m)
2,992 3,007
US LIBOR + 3.75%
$ 18,420
Computers - 0.61%
Flexential Intermediate Corp
9.38%, 07 /24/2025
(m)
15,795 11,254
US LIBOR + 7.25%
TierPoint LLC
9.09%, 05 /05/2025
(m)
9,255 7,700
US LIBOR + 7.25%
$ 18,954
Consumer Products - 0.04%
KIK Custom Products Inc
5.80%, 05 /15/2023
(m)
1,300 1,225
US LIBOR + 4.00%
Cosmetics & Personal Care - 0.44%
Wellness Merger Sub Inc
10.86%, 06 /27/2025
(m)
13,700 13,597
US LIBOR + 8.75%
Distribution & Wholesale - 0.12%
American Tire Distributors Inc
8.15%, 09 /01/2023
(m)
2,297 2,281
US LIBOR + 6.00%
9.62%, 08 /30/2024
(m)
1,520 1,359
US LIBOR + 7.50%
$ 3,640
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0.50%
Deliver Buyer Inc
7.10%, 05 /01/2024
(m)
$ 16,132 $ 15,567
US LIBOR + 5.00%
Engineering & Construction - 0.07%
Brand Industrial Services Inc
0.00%, 06 /21/2024
(m),(n)
2,090 2,027
US LIBOR + 4.25%
Entertainment - 0.43%
Circa Resort & Casino
10.04%, 07 /02/2025
(m)
13,420 13,353
US LIBOR + 8.00%
Environmental Control - 0.14%
Packers Holdings
6.27%, 12 /04/2024
(m)
4,358 4,286
Healthcare - Services - 2.07%
Aveanna Healthcare LLC
0.00%, 06 /04/2027
(m),(n)
16,920 16,180
US LIBOR + 8.75%
7.29%, 03 /18/2024
(m)
7,034 6,111
US LIBOR + 5.50%
9.87%, 03 /16/2025
(m)
6,940 6,636
US LIBOR + 8.00%
Civitas Solutions Inc
10.29%, 03 /08/2027
(m)
15,170 15,018
US LIBOR + 8.50%
Dentalcorp Perfect Smile ULC
5.79%, 06 /01/2025
(m)
3,990 3,894
US LIBOR + 3.75%
9.34%, 06 /01/2026
(m)
17,346 16,739
US LIBOR + 7.50%
$ 64,578
Insurance - 1.42%
Asurion LLC
8.41%, 08 /04/2025
(m)
20,000 20,080
US LIBOR + 6.50%
8.41%, 08 /04/2025
(m)
23,255 23,348
US LIBOR + 6.50%
USI Inc/NY
5.10%, 05 /16/2024
(m)
997 967
US LIBOR + 3.00%
$ 44,395
Internet - 0.70%
MH Sub I LLC
9.34%, 09 /15/2025
(m)
22,499 21,881
US LIBOR + 7.50%
Investment Companies - 0.24%
Masergy Holdings Inc
9.70%, 12 /16/2024
(m)
5,393 5,285
US LIBOR + 7.50%
Zest Acquisition Corp
9.68%, 03 /06/2026
(m)
2,580 2,335
US LIBOR + 7.50%
$ 7,620
Machinery - Diversified - 0.74%
Engineered Machinery Holdings Inc
9.43%, 07 /25/2025
(m)
16,681 16,400
US LIBOR + 7.25%
Howden
7.35%, 09 /25/2026
(m)
7,180 6,785
US LIBOR + 5.25%
$ 23,185
Mining - 0.35%
Aleris International Inc
0.00%, 02 /08/2023
(m),(n)
10,882 10,876
US LIBOR + 4.75%

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
323
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.61%
UTEX Industries Inc
5.06%, 05 /21/2021
(m)
$ 10,671 $ 8,164
US LIBOR + 4.00%
9.09%, 05 /22/2022
(m)
20,650 10,841
US LIBOR + 7.25%
$ 19,005
Pharmaceuticals - 0.64%
Change Healthcare Holdings LLC
4.35%, 03 /01/2024
(m)
1,949 1,936
US LIBOR + 2.50%
Lanai Holdings III Inc
6.68%, 08 /29/2022
(m)
3,178 2,848
US LIBOR + 4.75%
10.43%, 08 /14/2023
(m)
5,170 4,395
US LIBOR + 8.50%
Packaging Coordinators Midco Inc
10.86%, 06 /29/2024
(m)
10,740 10,740
US LIBOR + 8.75%
$ 19,919
Software - 1.62%
Ascend Learning LLC
5.04%, 07 /12/2024
(m)
8,097 8,033
US LIBOR + 3.00%
Dun & Bradstreet Corp/The
6.80%, 01 /30/2026
(m)
8,940 8,960
US LIBOR + 5.00%
Evergreen Skills Lux Sarl
6.96%, 04 /23/2021
(m)
10,790 8,581
US LIBOR + 4.75%
Greeneden US Holdings II LLC
5.22%, 12 /01/2023
(m)
5,436 5,304
US LIBOR + 3.25%
Sophia LP
5.35%, 09 /30/2022
(m)
3,989 3,984
US LIBOR + 3.25%
Vertafore Inc
5.29%, 07 /02/2025
(m)
5,487 5,305
US LIBOR + 3.25%
9.29%, 06 /04/2026
(m)
10,965 10,476
US LIBOR + 7.25%
$ 50,643
TOTAL SENIOR FLOATING RATE INTERESTS $ 389,363
Total Investments $ 3,079,548
Other Assets and Liabilities -  1.23% 38,262
TOTAL NET ASSETS - 100.00% $ 3,117,810
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) The value of these investments was determined using significant unobservable inputs.
(e) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $19,991 or
0.64% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,748,249 or 56.07% of net assets.
(g) Security purchased on a when-issued basis.
(h) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
( i ) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after October 31, 2019, at which time the interest rate will be determined.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 18.51%
Communications 16.48%
Consumer, Cyclical 13.77%
Financial 12.95%
Industrial 12.04%
Energy 7.62%
Technology 6.70%
Money Market Funds 4.83%
Basic Materials 4.77%
Utilities 1.03%
Diversified 0.07%
Other Assets and Liabilities
1.23%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 218,558 $ 2,060,802 $ 2,128,767 $ 150,593
$ 218,558 $ 2,060,802 $ 2,128,767 $ 150,593
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 2,5 2 8 $ — $ — $ —
$ 2,5 2 8 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
324
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
General Motors Co   0.00%, 12/01/2020 04/11/2013 $ — $ — 0.00%
General Motors Co   0.00%, 07/15/2033 04/11/2013 — — 0.00%
General Motors Co   0.00%, 03/06/2032 04/11/2013 — — 0.00%
General Motors Co   0.00%, 12/01/2020 04/11/2013 — — 0.00%
General Motors Co   0.00%, 09/01/2025 01/31/2013 — — 0.00%
General Motors Co   0.00%, 03/15/2036 01/31/2013 — — 0.00%
General Motors Co   0.00%, 05/01/2028 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2033 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2023 01/31/2013 — — 0.00%
Real Alloy Holding Inc   14.1%, 11/30/2023 05/31/2018 4,391 4,391 0.14%
Specialty Steel   12.59%, 11/15/2022 11/15/2017 8,680 8,680 0.28%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,378 0.14%
Uber Technologies Inc   8%, 11/01/2026 06/27/2019 - 08/01/2019 1,272 1,203 0.04%
Total $ 18,652 0.60%
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.33 N/A 5.00% Quarterly 12/20/2024 $ 49,000 $ 3,289 $ 220 $ 3,509
Total $ 3,289 $ 220 $ 3,509
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $49,000.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
October 31, 2019
See accompanying notes.
325
INVESTMENT COMPANIES - 7.12% Shares Held Value (000's)
Exchange-Traded Funds - 1.82%
SPDR Bloomberg Barclays High Yield Bond ETF 500,000 $ 54,095
Money Market Funds - 5.30%
BlackRock Liquidity FedFund 1.71%
(a),(b)
11,954,105 11,954
Principal Government Money Market Fund
1.65%
(a),(b),(c)
145,373,825 145,374
$ 157,328
TOTAL INVESTMENT COMPANIES $ 211,423
COMMON STOCKS - 0.17% Shares Held Value (000's)
Energy - Alternate Sources - 0.00%
Ogden Corp
( d),(e),(f)
5,000,000 —
Oil & Gas - 0.03%
Chaparral Energy Inc - A Shares
( d),(g)
986,642 925
Oil & Gas Services - 0.06%
Patterson-UTI Energy Inc 217,611 1,810
Retail - 0.08%
Claire's Holdings LLC
( d),(e),(f)
4,036 2,422
TOTAL COMMON STOCKS $ 5,157
PREFERRED STOCKS - 0.08% Shares Held Value (000's)
Agriculture - 0.02%
Pinnacle Operating Corp 0.00%
( d),(e),(f)
11,469,815 $ 608
Retail - 0.06%
Claire's Stores 0.00%
( d),(e),(f)
1,189 1,783
TOTAL PREFERRED STOCKS $ 2,391
BONDS - 82.10%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 3.06%
Air 2 US
8.63%, 10 /01/2020
(h)
$ 114 $ 115
BBA US Holdings Inc
4.00%, 03 /01/2028
(h),( i )
8,250 8,188
5.38%, 05 /01/2026
(h)
5,200 5,434
Bombardier Inc
7.50%, 03 /15/2025
(h)
25,055 23,937
TransDigm Inc
5.50%, 11 /15/2027
(h),( i )
9,945 9,912
6.25%, 03 /15/2026
(h)
12,880 13,798
7.50%, 03 /15/2027 7,840 8,418
Triumph Group Inc
6.25%, 09 /15/2024
(h)
175 184
7.75%, 08 /15/2025 20,825 20,825
$ 90,811
Agriculture - 0.19%
Pinnacle Operating Corp
9.00%, 05 /15/2023
(h)
16,469 5,599
Airlines - 0.06%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11 /01/2024 1,790 1,809
Automobile Manufacturers - 0.95%
Jaguar Land Rover Automotive PLC
3.50%, 03 /15/2020
(h)
7,400 7,381
Navistar International Corp
6.63%, 11 /01/2025
(h)
20,388 20,796
$ 28,177
Automobile Parts & Equipment - 0.52%
American Axle & Manufacturing Inc
6.25%, 04 /01/2025 8,740 8,423
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05 /15/2026
(h)
6,675 7,057
$ 15,480
Banks - 2.48%
Barclays PLC
4.84%, 05 /09/2028 7,865 8,397
5.09%, 06 /20/2030
(j)
6,395 6,950
3 Month USD LIBOR + 3.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
7.75%, 12 /31/2049
(j),(k)
$ 4,830 $ 5,144
USD Swap Semi-Annual 5 Year + 4.84%
CIT Group Inc
5.80%, 12 /31/2049
(g),(j),(k)
10,154 10,421
3 Month USD LIBOR + 3.97%
Deutsche Bank AG
4.30%, 05 /24/2028
(j)
7,350 6,963
USD Swap Semi-Annual 5 Year + 2.25%
Deutsche Bank AG/New York NY
3.30%, 11 /16/2022 7,680 7,696
Intesa Sanpaolo SpA
3.13%, 07 /14/2022
(h)
4,165 4,195
5.02%, 06 /26/2024
(h)
8,175 8,533
Lloyds Banking Group PLC
7.50%, 12 /31/2049
(j),(k)
4,450 4,896
USD Swap Semi-Annual 5 Year + 4.50%
Popular Inc
6.13%, 09 /14/2023 9,720 10,449
$ 73,644
Building Materials - 1.06%
BMC East LLC
5.50%, 10 /01/2024
(h)
14,620 15,205
Builders FirstSource Inc
6.75%, 06 /01/2027
(h)
6,895 7,481
Norbord Inc
5.75%, 07 /15/2027
(h)
8,625 8,927
$ 31,613
Chemicals - 2.52%
Aruba Investments Inc
8.75%, 02 /15/2023
(h)
15,278 15,293
Atotech Alpha 2 BV
8.75%, PIK 9.50%, 06/01/2023
(h ),( l),(m)
6,300 6,190
Blue Cube Spinco LLC
9.75%, 10 /15/2023 5,350 5,831
CF Industries Inc
5.15%, 03 /15/2034 6,510 6,901
Consolidated Energy Finance SA
6.50%, 05 /15/2026
(h)
13,785 13,268
6.88%, 06 /15/2025
(h)
20,910 20,283
NOVA Chemicals Corp
5.25%, 06 /01/2027
(h)
6,830 7,018
$ 74,784
Commercial Services - 2.56%
Ahern Rentals Inc
7.38%, 05 /15/2023
(h)
17,235 13,960
GW B-CR Security Corp
9.50%, 11 /01/2027
(g),(h)
14,030 14,416
Refinitiv US Holdings Inc
6.25%, 05 /15/2026
(h)
11,680 12,687
8.25%, 11 /15/2026
(h)
4,745 5,326
Tms International Holding Corp
7.25%, 08 /15/2025
(h)
11,135 9,214
United Rentals North America Inc
4.63%, 10 /15/2025 6,135 6,273
4.88%, 01 /15/2028 2,815 2,907
5.25%, 01 /15/2030 2,595 2,728
5.88%, 09 /15/2026 2,720 2,882
6.50%, 12 /15/2026 5,225 5,656
$ 76,049
Computers - 1.47%
Dell International LLC / EMC Corp
4.90%, 10 /01/2026
(h)
24,475 26,555
7.13%, 06 /15/2024
(h)
16,025 16,991
$ 43,546
Consumer Products - 0.95%
Prestige Brands Inc
6.38%, 03 /01/2024
(h)
9,095 9,493

Schedule of Investments
High Yield Fund
October 31, 2019
See accompanying notes.
326
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Spectrum Brands Inc
5.00%, 10 /01/2029
(h)
$ 10,090 $ 10,329
5.75%, 07 /15/2025 8,205 8,554
$ 28,376
Distribution & Wholesale - 1.05%
American Builders & Contractors Supply Co Inc
4.00%, 01 /15/2028
(h)
16,585 16,543
5.75%, 12 /15/2023
(h)
7,220 7,426
5.88%, 05 /15/2026
(h)
6,930 7,279
$ 31,248
Diversified Financial Services - 3.39%
AerCap Holdings NV
5.88%, 10 /10/2079
(j)
11,870 12,404
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Avation Capital SA
6.50%, 05 /15/2021
(h)
5,900 6,151
Credit Acceptance Corp
6.13%, 02 /15/2021 12,090 12,120
6.63%, 03 /15/2026
(h)
3,410 3,623
7.38%, 03 /15/2023 8,140 8,415
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(h ),( l),(m)
13,135 13,443
Navient Corp
6.13%, 03 /25/2024 5,490 5,739
6.63%, 07 /26/2021 4,245 4,484
6.75%, 06 /15/2026 10,840 11,328
Springleaf Finance Corp
6.63%, 01 /15/2028 2,730 3,023
6.88%, 03 /15/2025 17,710 20,056
$ 100,786
Electric - 1.97%
Elwood Energy LLC
8.16%, 07 /05/2026 5,371 5,831
Indiantown Cogeneration LP
9.77%, 12 /15/2020 673 695
NextEra Energy Operating Partners LP
4.25%, 07 /15/2024
(h)
7,190 7,386
NRG Energy Inc
5.25%, 06 /15/2029
(h)
3,570 3,829
6.63%, 01 /15/2027 3,460 3,750
7.25%, 05 /15/2026 8,070 8,837
Vistra Energy Corp
8.13%, 01 /30/2026
(h)
1,840 1,973
Vistra Operations Co LLC
5.00%, 07 /31/2027
(h)
5,765 5,952
5.50%, 09 /01/2026
(h)
10,735 11,344
5.63%, 02 /15/2027
(h)
8,335 8,835
$ 58,432
Electrical Components & Equipment - 0.52%
Energizer Holdings Inc
5.50%, 06 /15/2025
(h)
7,180 7,449
6.38%, 07 /15/2026
(h)
7,407 7,898
$ 15,347
Electronics - 0.31%
Sensata Technologies BV
5.00%, 10 /01/2025
(h)
6,405 6,902
Sensata Technologies Inc
4.38%, 02 /15/2030
(h)
2,440 2,457
$ 9,359
Entertainment - 4.28%
Boyne USA Inc
7.25%, 05 /01/2025
(h)
10,180 11,122
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10 /15/2025
(h)
18,190 18,622
CCM Merger Inc
6.00%, 03 /15/2022
(h)
14,575 14,921
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Eldorado Resorts Inc
6.00%, 04 /01/2025 $ 3,340 $ 3,511
6.00%, 09 /15/2026 14,030 15,380
Enterprise Development Authority/The
12.00%, 07 /15/2024
(h)
14,350 15,713
International Game Technology PLC
6.25%, 01 /15/2027
(h)
2,030 2,269
6.50%, 02 /15/2025
(h)
11,815 13,130
Lions Gate Capital Holdings LLC
5.88%, 11 /01/2024
(h)
2,545 2,399
6.38%, 02 /01/2024
(h)
8,885 8,469
Live Nation Entertainment Inc
4.75%, 10 /15/2027
(h)
6,080 6,339
Scientific Games International Inc
10.00%, 12 /01/2022 2,236 2,300
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10 /01/2029
(h)
12,320 12,874
$ 127,049
Environmental Control - 0.45%
Stericycle Inc
5.38%, 07 /15/2024
(h)
12,870 13,385
Food - 3.55%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
5.88%, 02 /15/2028
(h)
1,555 1,660
6.63%, 06 /15/2024 1,500 1,573
7.50%, 03 /15/2026
(h)
17,225 19,141
B&G Foods Inc
5.25%, 09 /15/2027
(g)
6,710 6,693
Ingles Markets Inc
5.75%, 06 /15/2023 15,890 16,208
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06 /15/2025
(h)
14,775 15,348
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04 /15/2029
(h)
15,915 17,706
Post Holdings Inc
5.00%, 08 /15/2026
(h)
21,625 22,492
5.75%, 03 /01/2027
(h)
4,490 4,780
$ 105,601
Forest Products & Paper - 0.21%
Sappi Papier Holding GmbH
7.50%, 06 /15/2032
(h)
5,985 6,209
Healthcare - Products - 0.05%
Hill-Rom Holdings Inc
4.38%, 09 /15/2027
(h)
1,580 1,627
Healthcare - Services - 3.60%
AHP Health Partners Inc
9.75%, 07 /15/2026
(h)
7,155 7,710
Centene Corp
4.75%, 05 /15/2022 2,695 2,752
5.38%, 06 /01/2026
(h)
1,455 1,540
6.13%, 02 /15/2024 9,525 9,903
Charles River Laboratories International Inc
4.25%, 05 /01/2028
(h)
2,660 2,710
HCA Inc
4.75%, 05 /01/2023 2,610 2,794
5.00%, 03 /15/2024 14,905 16,244
5.50%, 06 /15/2047 6,070 6,943
5.88%, 02 /01/2029 9,215 10,447
Tenet Healthcare Corp
4.63%, 07 /15/2024 13,860 14,276
5.13%, 11 /01/2027
(h)
9,650 10,036
WellCare Health Plans Inc
5.25%, 04 /01/2025 20,745 21,711
$ 107,066

Schedule of Investments
High Yield Fund
October 31, 2019
See accompanying notes.
327
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 3.40%
Century Communities Inc
5.88%, 07 /15/2025 $ 6,775 $ 7,046
6.75%, 06 /01/2027
(h)
7,280 7,790
Forestar Group Inc
8.00%, 04 /15/2024
(h)
8,550 9,191
Installed Building Products Inc
5.75%, 02 /01/2028
(h)
5,576 5,858
KB Home
6.88%, 06 /15/2027 2,925 3,334
7.63%, 05 /15/2023 6,670 7,579
Lennar Corp
4.50%, 04 /30/2024 4,537 4,798
4.75%, 11 /15/2022 7,561 7,958
4.88%, 12 /15/2023 5,060 5,414
LGI Homes Inc
6.88%, 07 /15/2026
(h)
13,710 14,190
Taylor Morrison Communities Inc
5.75%, 01 /15/2028
(h)
5,305 5,875
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03 /01/2024
(h)
8,500 9,169
Williams Scotsman International Inc
6.88%, 08 /15/2023
(h)
3,500 3,675
7.88%, 12 /15/2022
(h)
8,685 9,054
$ 100,931
Insurance - 2.26%
Acrisure LLC / Acrisure Finance Inc
8.13%, 02 /15/2024
(h)
8,020 8,509
AssuredPartners Inc
7.00%, 08 /15/2025
(h)
7,725 7,696
CNO Financial Group Inc
5.25%, 05 /30/2029 6,175 6,810
Voya Financial Inc
5.65%, 05 /15/2053
(j)
41,657 44,052
3 Month USD LIBOR + 3.58%
$ 67,067
Internet - 1.17%
Netflix Inc
4.38%, 11 /15/2026 14,505 14,763
5.38%, 11 /15/2029
(h)
2,440 2,568
Zayo Group LLC / Zayo Capital Inc
6.00%, 04 /01/2023 16,915 17,398
$ 34,729
Investment Companies - 0.72%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
6.25%, 02 /01/2022 5,585 5,718
6.25%, 05 /15/2026 8,515 9,026
6.38%, 12 /15/2025 6,240 6,552
$ 21,296
Iron & Steel - 0.92%
AK Steel Corp
6.38%, 10 /15/2025
(g)
12,870 10,618
7.50%, 07 /15/2023 5,570 5,584
7.63%, 10 /01/2021 2,465 2,411
Commercial Metals Co
4.88%, 05 /15/2023 8,468 8,743
$ 27,356
Lodging - 1.53%
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp
6.75%, 11 /15/2021
(h)
15,360 15,686
MGM China Holdings Ltd
5.88%, 05 /15/2026
(h)
8,220 8,693
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05 /15/2027
(h)
$ 15,135 $ 15,778
5.50%, 03 /01/2025
(h)
5,050 5,366
$ 45,523
Machinery - Diversified - 0.47%
Cloud Crane LLC
10.13%, 08 /01/2024
(h)
13,355 14,106
Media - 10.12%
Altice Financing SA
6.63%, 02 /15/2023
(h)
15,100 15,511
Altice Finco SA
8.13%, 01 /15/2024
(h)
11,525 11,885
Altice Luxembourg SA
7.63%, 02 /15/2025
(h)
10,065 10,379
10.50%, 05 /15/2027
(h)
7,205 8,151
AMC Networks Inc
4.75%, 08 /01/2025 11,380 11,479
5.00%, 04 /01/2024 7,435 7,573
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05 /01/2023
(h)
34,210 35,022
5.38%, 06 /01/2029
(h)
9,270 9,896
5.50%, 05 /01/2026
(h)
5,995 6,317
CSC Holdings LLC
5.50%, 04 /15/2027
(h)
3,195 3,387
5.75%, 01 /15/2030
(h)
6,840 7,190
6.50%, 02 /01/2029
(h)
15,588 17,410
6.63%, 10 /15/2025
(h)
4,225 4,500
7.50%, 04 /01/2028
(h)
2,872 3,238
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08 /15/2026
(h)
5,970 6,239
6.63%, 08 /15/2027
(g),(h)
10,185 10,490
DISH DBS Corp
5.88%, 07 /15/2022 12,915 13,507
5.88%, 11 /15/2024 7,095 7,113
7.75%, 07 /01/2026 8,255 8,328
LCPR Senior Secured Financing DAC
6.75%, 10 /15/2027
(h)
6,080 6,240
Meredith Corp
6.88%, 02 /01/2026 24,365 25,114
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02 /15/2025
(h)
3,925 3,964
6.88%, 02 /15/2023
(h)
4,515 4,617
UPC Holding BV
5.50%, 01 /15/2028
(h)
21,570 22,001
Virgin Media Finance PLC
5.75%, 01 /15/2025
(h)
6,897 7,104
6.00%, 10 /15/2024
(h)
2,940 3,032
Ziggo Bond Co BV
5.88%, 01 /15/2025
(h)
855 881
6.00%, 01 /15/2027
(h)
14,620 15,278
Ziggo BV
5.50%, 01 /15/2027
(h)
14,095 14,870
$ 300,716
Metal Fabrication & Hardware - 0.41%
Advanced Drainage Systems Inc
5.00%, 09 /30/2027
(h)
5,810 5,941
Park-Ohio Industries Inc
6.63%, 04 /15/2027 6,640 6,374
$ 12,315
Mining - 1.75%
Constellium SE
6.63%, 03 /01/2025
(h)
5,550 5,809
First Quantum Minerals Ltd
6.50%, 03 /01/2024
(h)
1,790 1,749
7.25%, 04 /01/2023
(h)
3,880 3,892
7.50%, 04 /01/2025
(h)
4,635 4,641

Schedule of Investments
High Yield Fund
October 31, 2019
See accompanying notes.
328
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Hudbay Minerals Inc
7.63%, 01 /15/2025
(h)
$ 11,435 $ 11,642
IAMGOLD Corp
7.00%, 04 /15/2025
(h)
13,415 13,851
Midwest Vanadium Pty Ltd
0.00%, 02 /15/2018
(d),(h)
10,465 30
Taseko Mines Ltd
8.75%, 06 /15/2022
(h)
11,715 10,309
$ 51,923
Oil & Gas - 4.59%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11 /01/2026
(h)
6,360 4,865
10.00%, 04 /01/2022
(h)
8,256 7,813
Brazos Valley Longhorn LLC / Brazos Valley
Longhorn Finance Corp
6.88%, 02 /01/2025 10,535 8,270
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11 /15/2019
(d),(e),(f)
11,835 —
CrownRock LP / CrownRock Finance Inc
5.63%, 10 /15/2025
(h)
9,680 9,462
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01 /30/2026
(h)
7,665 7,895
EP Energy LLC / Everest Acquisition Finance Inc
0.00%, 05 /15/2026
(d),(h)
14,700 10,216
Extraction Oil & Gas Inc
7.38%, 05 /15/2024
(h)
6,600 2,706
Gulfport Energy Corp
6.38%, 05 /15/2025 16,640 10,067
Nabors Industries Inc
5.75%, 02 /01/2025 8,415 6,272
Oasis Petroleum Inc
6.25%, 05 /01/2026
(g),(h)
12,165 8,272
6.88%, 01 /15/2023
(g)
235 203
Parkland Fuel Corp
5.88%, 07 /15/2027
(h)
10,780 11,409
Sanchez Energy Corp
0.00%, 02 /15/2023
(d),(h)
4,840 3,291
SM Energy Co
6.63%, 01 /15/2027
(g)
8,345 7,031
Southwestern Energy Co
7.75%, 10 /01/2027
(g)
14,815 12,741
Sunoco LP / Sunoco Finance Corp
4.88%, 01 /15/2023 10,615 10,894
5.50%, 02 /15/2026 8,170 8,447
Ultra Resources Inc
6.88%, 04 /15/2022
(h)
7,440 744
Unit Corp
6.63%, 05 /15/2021 8,600 5,676
$ 136,274
Oil & Gas Services - 0.12%
Calfrac Holdings LP
8.50%, 06 /15/2026
(h)
8,080 3,467
Packaging & Containers - 3.65%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08 /15/2026
(h)
3,015 3,048
5.25%, 08 /15/2027
(h)
6,155 6,309
6.00%, 02 /15/2025
(h)
9,265 9,728
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02 /01/2026 8,490 8,909
Crown Cork & Seal Co Inc
7.38%, 12 /15/2026 16,099 19,319
Flex Acquisition Co Inc
6.88%, 01 /15/2025
(h)
16,630 15,591
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co
7.25%, 04 /15/2025
(h)
$ 22,130 $ 21,162
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07 /15/2023
(h)
15,260 15,656
5.50%, 07 /15/2021
(h)
6,620 6,636
3 Month USD LIBOR + 3.50%
7.00%, 07 /15/2024
(h)
1,950 2,018
$ 108,376
Pharmaceuticals - 0.57%
Bausch Health Americas Inc
8.50%, 01 /31/2027
(h)
12,710 14,263
Par Pharmaceutical Inc
7.50%, 04 /01/2027
(h)
2,810 2,670
$ 16,933
Pipelines - 3.48%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09 /15/2024 5,790 4,791
5.75%, 03 /01/2027
(h)
9,965 7,411
Buckeye Partners LP
3.95%, 12 /01/2026 6,905 6,382
4.13%, 12 /01/2027 6,220 5,752
5.85%, 11 /15/2043 1,860 1,608
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05 /01/2027
(h)
14,640 14,732
Global Partners LP / GLP Finance Corp
7.00%, 06 /15/2023 9,225 9,532
Hess Infrastructure Partners LP / Hess
Infrastructure Partners Finance Corp
5.63%, 02 /15/2026
(h)
10,520 11,007
NuStar Logistics LP
5.63%, 04 /28/2027 10,009 10,409
6.00%, 06 /01/2026 2,835 3,030
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04 /15/2025 9,965 7,723
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04 /15/2026 6,382 6,662
6.50%, 07 /15/2027
(h)
9,407 10,066
6.88%, 01 /15/2029
(h)
3,867 4,181
$ 103,286
REITs - 0.58%
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07 /15/2024
(h)
7,400 7,779
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
5.63%, 05 /01/2024 8,640 9,515
$ 17,294
Retail - 1.93%
1011778 BC ULC / New Red Finance Inc
5.00%, 10 /15/2025
(h)
14,895 15,267
Claire's Stores Escrow - GCB
0.00%, 03 /15/2019
(d),(e),(f)
6,962 —
Golden Nugget Inc
6.75%, 10 /15/2024
(h)
15,595 16,064
IRB Holding Corp
6.75%, 02 /15/2026
(h)
10,450 10,633
Yum! Brands Inc
4.75%, 01 /15/2030
(h)
14,555 15,265
$ 57,229

Schedule of Investments
High Yield Fund
October 31, 2019
See accompanying notes.
329
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 06 /15/2011
(d),(e),(f)
$ 3,500 $ —
0.00%, 01 /15/2013
(d)
3,000 —
0.00%, 01 /15/2015
(d),(e),(f)
2,000 —
3 Month USD LIBOR + 0.65%
$ —
Semiconductors - 0.41%
Sensata Technologies UK Financing Co PLC
6.25%, 02 /15/2026
(h)
11,500 12,298
Software - 0.43%
Epicor Software Corp
9.35%, 06 /30/2023
(h)
5,658 5,632
3 Month USD LIBOR + 7.25%
Open Text Corp
5.88%, 06 /01/2026
(h)
6,635 7,074
$ 12,706
Telecommunications - 6.44%
Altice France SA/France
5.50%, 01 /15/2028
(h)
6,670 6,795
8.13%, 02 /01/2027
(h)
11,545 12,801
Embarq Corp
8.00%, 06 /01/2036 14,230 14,088
GTT Communications Inc
7.88%, 12 /31/2024
(h)
8,560 4,986
Intelsat Jackson Holdings SA
5.50%, 08 /01/2023 24,740 23,132
8.00%, 02 /15/2024
(h)
3,235 3,323
Level 3 Financing Inc
5.13%, 05 /01/2023 4,440 4,495
5.38%, 01 /15/2024 6,895 7,033
Level 3 Parent LLC
5.75%, 12 /01/2022 5,470 5,484
Sprint Capital Corp
8.75%, 03 /15/2032 6,850 8,353
Sprint Communications Inc
6.00%, 11 /15/2022 13,755 14,546
7.00%, 08 /15/2020 7,000 7,211
Sprint Corp
7.13%, 06 /15/2024 8,840 9,591
7.63%, 03 /01/2026 3,110 3,440
7.88%, 09 /15/2023 14,995 16,551
Telecom Italia Capital SA
6.38%, 11 /15/2033 3,120 3,439
Telecom Italia SpA /Milano
5.30%, 05 /30/2024
(h)
13,065 13,980
T-Mobile USA Inc
0.00%, 04 /15/2022
(d),(e),(f)
6,740 —
0.00%, 01 /15/2024
(d),(e),(f)
4,025 —
0.00%, 04 /15/2024
(d),(e),(f)
4,245 —
0.00%, 04 /15/2025
(d),(e),(f)
13,770 —
0.00%, 01 /15/2026
(d),(e),(f)
11,120 —
0.00%, 02 /01/2026
(d),(e),(f)
3,515 —
4.00%, 04 /15/2022 1,740 1,796
5.13%, 04 /15/2025 13,770 14,308
6.50%, 01 /15/2024 4,025 4,181
6.50%, 01 /15/2026 11,120 11,899
$ 191,432
Transportation - 1.46%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01 /15/2022
(d)
18,905 6,428
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11 /15/2021
(h)
25,690 20,937
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01 /15/2022
(h)
9,350 5,423
11.25%, 08 /15/2022
(h)
6,870 4,843
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05 /01/2022
(g),(h)
$ 5,690 $ 5,605
$ 43,236
Trucking & Leasing - 0.49%
DAE Funding LLC
4.50%, 08 /01/2022
(h)
5,235 5,330
5.75%, 11 /15/2023
(h)
8,890 9,313
$ 14,643
TOTAL BONDS $ 2,439,133
CONVERTIBLE BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Food - 0.00%
Fresh Express Delivery Holding Group Co Ltd
0.00%, 11 /09/2009
(d),(e),(f)
HKD 46,500 —
0.00%, 10 /18/2010
(d),(e),(f)
CNY 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 8.38%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.28%
Navistar Inc
5.43%, 11 /06/2024
(n)
$ 8,389 $ 8,289
US LIBOR + 3.00%
Commercial Services - 0.21%
Garda World Security Corp
0.00%, 10 /23/2026
(n),(o)
4,220 4,194
US LIBOR + 4.75%
Refinitiv US Holdings Inc
5.54%, 09 /18/2025
(n)
2,063 2,073
US LIBOR + 3.00%
$ 6,267
Computers - 0.39%
McAfee LLC
10.30%, 09 /29/2025
(n)
11,392 11,432
US LIBOR + 3.25%
Consumer Products - 0.18%
Prestige Brands Inc
3.79%, 01 /26/2024
(n)
5,349 5,353
US LIBOR + 2.00%
Diversified Financial Services - 0.38%
Russell Investments US Institutional Holdco Inc
5.04%, 06 /01/2023
(n)
11,665 11,307
US LIBOR + 2.00%
Electrical Components & Equipment - 0.04%
Energizer Holdings Inc
4.31%, 12 /17/2025
(n)
1,098 1,096
US LIBOR + 4.50%
Entertainment - 0.49%
Eldorado Resorts Inc
4.21%, 04 /17/2024
(n)
9,998 9,981
US LIBOR + 3.00%
Lions Gate Capital Holdings LLC
4.04%, 03 /24/2025
(n)
4,863 4,705
US LIBOR + 2.00%
$ 14,686
Environmental Control - 0.27%
Filtration Group Corp
4.79%, 03 /31/2025
(n)
8,070 8,056
US LIBOR + 1.75%
Food - 0.35%
Bellring Brands LLC
6.79%, 10 /10/2024
(n)
9,970 9,939
US LIBOR + 5.00%

Schedule of Investments
High Yield Fund
October 31, 2019
See accompanying notes.
330
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Post Holdings Inc
3.83%, 05 /24/2024
(n)
$ 313 $ 314
US LIBOR + 3.00%
$ 10,253
Healthcare - Products - 0.05%
Agiliti Health Inc
5.06%, 01 /04/2026
(n)
1,393 1,388
US LIBOR + 3.75%
Healthcare - Services - 0.49%
RegionalCare Hospital Partners Holdings Inc
6.30%, 11 /14/2025
(n)
14,674 14,629
US LIBOR + 4.50%
Insurance - 0.59%
Asurion LLC
4.79%, 11 /03/2023
(n)
5,123 5,128
US LIBOR + 7.25%
8.29%, 08 /04/2025
(n)
1,085 1,089
US LIBOR + 3.25%
Genworth Holdings Inc
6.32%, 03 /07/2023
(n)
11,479 11,451
US LIBOR + 3.50%
$ 17,668
Lodging - 0.32%
Golden Nugget LLC
4.69%, 10 /04/2023
(n)
3,073 3,064
US LIBOR + 2.25%
Marriott Ownership Resorts Inc
4.04%, 08 /29/2025
(n)
6,421 6,446
US LIBOR + 1.75%
$ 9,510
Media - 0.22%
CSC Holdings LLC
4.53%, 04 /15/2027
(n)
3,195 3,189
US LIBOR + 2.50%
Diamond Sports Group LLC
5.08%, 07 /17/2026
(n)
3,245 3,257
US LIBOR + 3.50%
$ 6,446
Oil & Gas - 0.46%
California Resources Corp
6.55%, 12 /31/2022
(n)
7,570 6,476
US LIBOR + 3.50%
12.17%, 12 /31/2021
(n)
10,680 7,049
US LIBOR + 5.00%
$ 13,525
Packaging & Containers - 0.10%
Mauser Packaging Solutions Holding Co
5.23%, 04 /03/2024
(n)
2,965 2,882
US LIBOR + 8.50%
Pharmaceuticals - 1.37%
Bausch Health Americas Inc
4.67%, 11 /14/2025
(n)
9,673 9,681
US LIBOR + 8.75%
4.92%, 05 /19/2025
(n)
21,748 21,818
US LIBOR + 7.50%
Endo International PLC
6.06%, 04 /29/2024
(n)
9,932 9,118
US LIBOR + 4.00%
$ 40,617
Pipelines - 0.20%
Hercules Merger Sub LLC
0.00%, 11 /15/2026
(n),(o)
6,045 6,072
US LIBOR + 2.75%
Retail - 0.85%
Academy Ltd
6.02%, 07 /01/2022
(n)
11,549 7,722
US LIBOR + 4.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Claire's Stores Inc
0.75%, 10 /12/2022
(n)
$ 192 $ 191
US LIBOR + 1.75%
9.19%, 10 /12/2038
(n)
638 1,117
US LIBOR + 7.50%
IRB Holding Corp
5.22%, 01 /17/2025
(n)
6,113 6,059
US LIBOR + 2.75%
PetSmart Inc
5.93%, 03 /11/2022
(n)
10,532 10,253
US LIBOR + 8.00%
$ 25,342
Software - 0.09%
Cerence Inc
8.03%, 09 /30/2024
(n)
3,000 2,814
US LIBOR + 6.00%
Telecommunications - 1.05%
Avaya Inc
6.17%, 12 /16/2024
(n)
11,848 11,278
US LIBOR + 6.00%
Level 3 Parent LLC
3.98%, 02 /22/2024
(n)
5,125 5,129
US LIBOR + 3.75%
Maxar Technologies Ltd
4.85%, 10 /05/2024
(n)
16,835 14,850
US LIBOR + 4.25%
$ 31,257
TOTAL SENIOR FLOATING RATE INTERESTS $ 248,889
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.51%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2.51%
1.50%, 09 /30/2024 $ 35,000 $ 34,952
1.63%, 08 /15/2029 40,000 39,761
$ 74,713
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 74,713
Total Investments $ 2,981,706
Other Assets and Liabilities -  (0.36)% (10,724)
TOTAL NET ASSETS - 100.00% $ 2,970,982
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $29,454 or 0.99 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4,813 or 0.16%
of net assets.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,503,093 or 50.59% of net assets.
( i ) Security purchased on a when-issued basis.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
High Yield Fund
October 31, 2019
See accompanying notes.
331
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after October 31, 2019, at which time the interest rate will be determined.
Portfolio Summary  ( unaudited)
Sector Percent
Communications 19.00%
Consumer, Cyclical 15.80%
Consumer, Non-cyclical 14.14%
Industrial 12.29%
Financial 10.40%
Energy 8.94%
Basic Materials 5.40%
Money Market Funds 5.30%
Technology 2.79%
Government 2.51%
Utilities 1.97%
Investment Companies 1.82%
Other Assets and Liabilities
(0.36)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 12,827 $ 1,376,930 $ 1,244,383 $ 145,374
$ 12,827 $ 1,376,930 $ 1,244,383 $ 145,374
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 1,6 82 $ — $ — $ —
$ 1,6 82 $ — $ — $ —
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.33 N/A 5.00% Quarterly 12/20/2024 $ 75,000 $ 5,618 $ (247) $ 5,371
Total $ 5,618 $ (247) $ 5,371
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $75,000.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Income Fund
October 31, 2019
See accompanying notes.
332
INVESTMENT COMPANIES - 15.99% Shares Held Value (000's)
Money Market Funds - 15.99%
BlackRock Liquidity FedFund 1.71%
(a),(b)
2,233,300 $ 2,233
Principal Government Money Market Fund
1.65%
(a),(b),(c)
1,067,367,651 1,067,368
$ 1,069,601
TOTAL INVESTMENT COMPANIES $ 1,069,601
COMMON STOCKS - 0.43% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Adelphia Recovery Trust
( d),(e),(f)
658,740 1
Transportation - 0.43%
Trailer Bridge Inc
( d),(e),(f),(g)
178,279 28,997
TOTAL COMMON STOCKS $ 28,998
BONDS - 54.91%
Principal
Amount (000's) Value (000's)
Airlines - 0.25%
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02 /15/2027 $ 7,248 $ 7,813
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11 /01/2033 9,000 9,055
$ 16,868
Apparel - 0.21%
Under Armour Inc
3.25%, 06 /15/2026 14,750 14,242
Automobile Floor Plan Asset Backed Securities - 1.42%
Ally Master Owner Trust
2.34%, 06 /15/2022 16,000 16,024
1.00 x 1 Month USD LIBOR + 0.43%
Ford Credit Floorplan Master Owner Trust A
2.31%, 10 /15/2023 1,000 999
1.00 x 1 Month USD LIBOR + 0.40%
2.51%, 09 /15/2024 40,000 40,100
1.00 x 1 Month USD LIBOR + 0.60%
Navistar Financial Dealer Note Master Owner
Trust II
2.45%, 09 /25/2023
(h)
6,750 6,756
1.00 x 1 Month USD LIBOR + 0.63%
2.46%, 05 /25/2024
(h)
14,000 14,004
1.00 x 1 Month USD LIBOR + 0.64%
Nissan Master Owner Trust Receivables
2.47%, 02 /15/2024 17,000 17,063
1.00 x 1 Month USD LIBOR + 0.56%
$ 94,946
Automobile Manufacturers - 0.23%
American Honda Finance Corp
2.30%, 09 /09/2026 4,750 4,765
3.80%, 09 /20/2021
(h)
10,000 10,361
$ 15,126
Banks - 12.23%
Bank of America Corp
2.46%, 10 /22/2025
( i )
32,000 32,172
3 Month USD LIBOR + 0.87%
2.88%, 04 /24/2023
( i )
15,000 15,258
3 Month USD LIBOR + 1.02%
3.19%, 07 /23/2030
( i )
5,000 5,163
3 Month USD LIBOR + 1.18%
3.88%, 08 /01/2025 7,000 7,549
3.97%, 02 /07/2030
( i )
8,000 8,730
3 Month USD LIBOR + 1.21%
6.75%, 06 /01/2028
(j)
2,000 2,534
Bank of New York Mellon Corp/The
2.10%, 10 /24/2024 50,000 50,198
2.20%, 08 /16/2023 9,500 9,555
2.60%, 08 /17/2020 9,500 9,552
2.80%, 05 /04/2026 5,000 5,158
3.00%, 10 /30/2028 7,000 7,277
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Branch Banking & Trust Co
2.64%, 09 /17/2029
( i )
$ 52,000 $ 51,864
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
Citigroup Inc
2.98%, 11 /05/2030
( i ),(k)
51,000 51,430
United States Secured Overnight Financing
Rate + 1.42%
3.88%, 03 /26/2025 20,900 22,091
4.45%, 09 /29/2027 8,000 8,801
4.50%, 01 /14/2022 4,900 5,152
Cullen/Frost Bankers Inc
4.50%, 03 /17/2027 11,000 11,767
Fifth Third Bancorp
2.38%, 01 /28/2025 57,000 57,268
2.60%, 06 /15/2022 10,000 10,114
3.65%, 01 /25/2024 11,750 12,394
Goldman Sachs Group Inc/The
3.50%, 11 /16/2026 9,000 9,377
3.63%, 01 /22/2023 4,000 4,181
3.81%, 04 /23/2029
( i )
10,000 10,615
3 Month USD LIBOR + 1.16%
5.25%, 07 /27/2021 13,000 13,704
5.38%, 03 /15/2020 1,800 1,822
JPMorgan Chase & Co
2.74%, 10 /15/2030
( i )
29,000 28,925
United States Secured Overnight Financing
Rate + 1.51%
3.25%, 09 /23/2022 5,000 5,173
3.63%, 05 /13/2024 15,900 16,909
3.90%, 07 /15/2025 5,000 5,390
5.41%, 04 /29/2049
(l)
3,911 3,934
3 Month USD LIBOR + 3.47%
KeyCorp
2.55%, 10 /01/2029 50,000 48,941
Morgan Stanley
2.65%, 01 /27/2020 5,000 5,008
2.72%, 07 /22/2025
( i )
3,500 3,549
United States Secured Overnight Financing
Rate + 1.15%
3.95%, 04 /23/2027 10,000 10,653
4.00%, 07 /23/2025 5,000 5,423
4.88%, 11 /01/2022 2,000 2,145
5.50%, 07 /28/2021 5,900 6,242
6.25%, 08 /09/2026 750 912
PNC Bank NA
2.70%, 10 /22/2029 53,000 53,191
2.95%, 02 /23/2025 10,000 10,371
3.10%, 10 /25/2027 4,750 5,004
PNC Financial Services Group Inc/The
6.75%, 07 /29/2049
( i ),(l)
19,800 21,109
3 Month USD LIBOR + 3.68%
SunTrust Bank/Atlanta GA
2.75%, 05 /01/2023 21,000 21,410
3.30%, 05 /15/2026 5,000 5,232
SunTrust Banks Inc
2.70%, 01 /27/2022 9,500 9,630
US Bancorp
2.95%, 07 /15/2022 5,000 5,132
3.00%, 03 /15/2022 2,000 2,051
3.00%, 07 /30/2029 6,000 6,218
3.15%, 04 /27/2027 1,800 1,905
3.60%, 09 /11/2024 9,750 10,369
3.90%, 04 /26/2028 5,000 5,628
4.13%, 05 /24/2021 3,000 3,100
US Bank NA/Cincinnati OH
2.80%, 01 /27/2025 5,000 5,187

Schedule of Investments
Income Fund
October 31, 2019
See accompanying notes.
333
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
2.41%, 10 /30/2025
( i )
$ 30,000 $ 30,025
3 Month USD LIBOR + 0.83%
2.88%, 10 /30/2030
( i )
30,000 30,096
3 Month USD LIBOR + 1.17%
3.07%, 01 /24/2023 16,000 16,314
5.89%, 12 /31/2049
(l)
9,032 9,145
3 Month USD LIBOR + 3.77%
$ 818,047
Beverages - 0.49%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02 /01/2036 12,000 13,933
Anheuser-Busch InBev Worldwide Inc
2.50%, 07 /15/2022 6,677 6,803
4.90%, 01 /23/2031 10,000 12,003
$ 32,739
Biotechnology - 1.09%
Amgen Inc
3.63%, 05 /15/2022 5,000 5,174
3.88%, 11 /15/2021 13,900 14,373
Celgene Corp
3.45%, 11 /15/2027 5,500 5,880
3.90%, 02 /20/2028 10,500 11,536
Gilead Sciences Inc
3.50%, 02 /01/2025 4,750 5,045
3.65%, 03 /01/2026 18,900 20,323
4.40%, 12 /01/2021 9,900 10,343
$ 72,674
Chemicals - 1.12%
Air Liquide Finance SA
2.25%, 09 /10/2029
(h)
20,000 19,532
Airgas Inc
2.38%, 02 /15/2020 7,000 7,004
3.65%, 07 /15/2024 6,750 7,185
Westlake Chemical Corp
3.60%, 08 /15/2026 40,000 41,505
$ 75,226
Commercial Services - 0.37%
ERAC USA Finance LLC
3.30%, 10 /15/2022
(h)
7,000 7,221
4.50%, 08 /16/2021
(h)
6,000 6,259
7.00%, 10 /15/2037
(h)
7,900 11,199
$ 24,679
Computers - 0.99%
Apple Inc
2.05%, 09 /11/2026 30,000 29,886
2.40%, 05 /03/2023 14,650 14,912
3.20%, 05 /11/2027 10,000 10,647
3.25%, 02 /23/2026 10,000 10,661
$ 66,106
Credit Card Asset Backed Securities - 0.65%
American Express Credit Account Master Trust
2.15%, 04 /15/2024 35,000 35,028
1.00 x 1 Month USD LIBOR + 0.24%
Cabela's Credit Card Master Note Trust
2.59%, 07 /17/2023 8,500 8,526
1.00 x 1 Month USD LIBOR + 0.67%
$ 43,554
Diversified Financial Services - 0.48%
Jefferies Group LLC
5.13%, 01 /20/2023 1,500 1,615
6.25%, 01 /15/2036 10,325 11,966
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01 /23/2030 $ 16,500 $ 16,688
4.85%, 01 /15/2027 1,750 1,878
$ 32,147
Electric - 8.95%
AEP Transmission Co LLC
3.15%, 09 /15/2049 20,500 20,546
Alabama Power Co
3.45%, 10 /01/2049 40,000 41,478
Black Hills Corp
3.05%, 10 /15/2029 36,500 36,892
3.15%, 01 /15/2027 7,500 7,608
4.35%, 05 /01/2033 8,000 8,988
Dayton Power & Light Co/The
3.95%, 06 /15/2049
(h)
10,000 10,965
Entergy Louisiana LLC
3.25%, 04 /01/2028 8,500 9,006
4.20%, 09 /01/2048 28,000 32,763
Entergy Texas Inc
2.55%, 06 /01/2021 15,000 15,071
Florida Power & Light Co
3.15%, 10 /01/2049 22,000 22,430
GenOn Energy Inc - Escrow
0.00%, 10 /15/2020
(d),(e),(f)
9,300 —
Interstate Power & Light Co
3.50%, 09 /30/2049 62,000 62,887
LG&E & KU Energy LLC
3.75%, 11 /15/2020 5,000 5,061
4.38%, 10 /01/2021 5,900 6,117
Louisville Gas & Electric Co
3.30%, 10 /01/2025 3,000 3,170
Metropolitan Edison Co
3.50%, 03 /15/2023
(h)
9,900 10,286
4.30%, 01 /15/2029
(h)
7,000 7,867
Monongahela Power Co
3.55%, 05 /15/2027
(h)
5,000 5,287
NextEra Energy Capital Holdings Inc
2.75%, 11 /01/2029 38,000 38,223
Northern States Power Co/MN
2.90%, 03 /01/2050 18,500 17,995
Oncor Electric Delivery Co LLC
2.95%, 04 /01/2025 4,000 4,159
3.10%, 09 /15/2049
(h)
33,500 33,600
4.10%, 11 /15/2048 5,000 5,938
5.75%, 03 /15/2029 18,800 23,873
PacifiCorp
5.25%, 06 /15/2035 5,750 7,152
6.25%, 10 /15/2037 2,500 3,545
PPL Electric Utilities Corp
3.00%, 10 /01/2049 14,500 14,047
Public Service Co of Colorado
3.20%, 03 /01/2050 15,000 15,400
Solar Star Funding LLC
3.95%, 06 /30/2035
(h)
6,293 6,250
5.38%, 06 /30/2035
(h)
21,990 24,182
Southwestern Electric Power Co
2.75%, 10 /01/2026 10,000 10,120
3.55%, 02 /15/2022 12,900 13,248
3.85%, 02 /01/2048 7,900 8,346
Talen Energy Supply LLC
4.60%, 12 /15/2021 11,750 11,515
TransAlta Corp
4.50%, 11 /15/2022 19,650 20,351
Tucson Electric Power Co
3.05%, 03 /15/2025 2,000 2,042
3.85%, 03 /15/2023 19,900 20,709
4.85%, 12 /01/2048 7,000 8,729

Schedule of Investments
Income Fund
October 31, 2019
See accompanying notes.
334
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Tucson Electric Power Co   (continued)
5.15%, 11 /15/2021 $ 3,000 $ 3,141
$ 598,987
Electronics - 0.24%
Keysight Technologies Inc
3.00%, 10 /30/2029 15,750 15,756
Environmental Control - 0.63%
Advanced Disposal Services Inc
5.63%, 11 /15/2024
(h)
12,000 12,525
Republic Services Inc
3.20%, 03 /15/2025 10,000 10,458
3.55%, 06 /01/2022 6,900 7,170
5.00%, 03 /01/2020 12,000 12,115
$ 42,268
Food - 0.60%
Kraft Heinz Foods Co
3.50%, 07 /15/2022 5,000 5,131
3.75%, 04 /01/2030
(h)
19,000 19,419
3.95%, 07 /15/2025 15,000 15,794
$ 40,344
Gas - 0.44%
NiSource Inc
2.95%, 09 /01/2029 27,000 27,259
3.85%, 02 /15/2023 2,000 2,084
$ 29,343
Healthcare - Services - 0.82%
Encompass Health Corp
5.75%, 11 /01/2024 6,876 6,953
5.75%, 09 /15/2025 1,000 1,044
HCA Inc
4.13%, 06 /15/2029 10,000 10,594
5.63%, 09 /01/2028 2,000 2,248
5.88%, 05 /01/2023 4,500 4,937
7.50%, 02 /15/2022 3,000 3,329
7.50%, 11 /06/2033 1,950 2,374
UnitedHealth Group Inc
2.88%, 08 /15/2029 12,000 12,336
3.50%, 08 /15/2039 10,500 10,975
$ 54,790
Housewares - 0.17%
Newell Brands Inc
3.85%, 04 /01/2023 6,000 6,211
4.20%, 04 /01/2026 5,000 5,226
$ 11,437
Insurance - 1.35%
Berkshire Hathaway Inc
3.00%, 02 /11/2023 5,000 5,206
3.75%, 08 /15/2021 5,000 5,179
Fidelity National Financial Inc
4.50%, 08 /15/2028 32,150 34,852
5.50%, 09 /01/2022 5,000 5,453
First American Financial Corp
4.30%, 02 /01/2023 21,800 22,645
4.60%, 11 /15/2024 5,000 5,350
Prudential Financial Inc
3.88%, 03 /27/2028 7,000 7,739
4.50%, 11 /16/2021 2,000 2,102
5.38%, 06 /21/2020 2,000 2,046
$ 90,572
Internet - 0.53%
Amazon.com Inc
4.05%, 08 /22/2047 29,650 35,246
Iron & Steel - 0.24%
Allegheny Technologies Inc
7.88%, 08 /15/2023 14,750 16,064
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 2.46%
Comcast Corp
2.65%, 02 /01/2030
(k)
$ 28,500 $ 28,776
2.85%, 01 /15/2023 10,000 10,308
3.13%, 07 /15/2022 2,000 2,074
3.30%, 02 /01/2027 10,000 10,630
3.95%, 10 /15/2025 11,000 12,058
4.25%, 10 /15/2030 4,500 5,168
6.45%, 03 /15/2037 1,800 2,527
Discovery Communications LLC
4.13%, 05 /15/2029 19,000 20,219
5.30%, 05 /15/2049 7,000 7,870
Time Warner Cable LLC
6.55%, 05 /01/2037 7,400 8,977
6.75%, 06 /15/2039 6,000 7,368
7.30%, 07 /01/2038 7,750 9,880
Walt Disney Co/The
2.00%, 09 /01/2029 21,000 20,474
4.50%, 02 /15/2021
(h)
5,000 5,172
6.40%, 12 /15/2035
(h)
8,900 12,809
$ 164,310
Oil & Gas - 2.35%
BP Capital Markets America Inc
3.12%, 05 /04/2026 7,000 7,335
3.41%, 02 /11/2026 13,000 13,803
3.94%, 09 /21/2028 13,000 14,416
BP Capital Markets PLC
2.50%, 11 /06/2022 3,000 3,050
Canadian Natural Resources Ltd
3.80%, 04 /15/2024 21,000 22,194
Helmerich & Payne Inc
4.65%, 03 /15/2025 7,000 7,605
Marathon Petroleum Corp
5.13%, 12 /15/2026 6,500 7,428
5.38%, 10 /01/2022 8,750 8,854
Nabors Industries Inc
5.00%, 09 /15/2020 3,453 3,436
5.10%, 09 /15/2023 5,000 3,825
5.50%, 01 /15/2023 9,250 7,816
Phillips 66
4.30%, 04 /01/2022 9,900 10,460
Rowan Cos Inc
4.88%, 06 /01/2022 8,650 5,795
Suncor Energy Inc
4.00%, 11 /15/2047 4,500 4,818
9.25%, 10 /15/2021 9,475 10,709
W&T Offshore Inc
9.75%, 11 /01/2023
(h)
6,750 6,328
Whiting Petroleum Corp
5.75%, 03 /15/2021 19,150 18,001
XTO Energy Inc
6.75%, 08 /01/2037 900 1,331
$ 157,204
Oil & Gas Services - 0.59%
Schlumberger Holdings Corp
3.63%, 12 /21/2022
(h)
7,000 7,312
4.00%, 12 /21/2025
(h)
30,000 32,071
$ 39,383
Other Asset Backed Securities - 2.07%
Drug Royalty II LP 2
3.48%, 07 /15/2023
(h)
607 607
Drug Royalty III LP 1
3.60%, 04 /15/2027
(h)
2,077 2,081
3.90%, 10 /15/2031
(h)
2,771 2,767
1.00 x 3 Month USD LIBOR + 1.60%
3.98%, 04 /15/2027
(h)
984 987
4.27%, 10 /15/2031
(h)
3,563 3,669
4.80%, 04 /15/2027
(h)
2,193 2,206
1.00 x 3 Month USD LIBOR + 2.50%

Schedule of Investments
Income Fund
October 31, 2019
See accompanying notes.
335
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
PFS Financing Corp
2.46%, 04 /15/2024
(h)
$ 13,000 $ 13,015
1.00 x 1 Month USD LIBOR + 0.55%
2.47%, 09 /15/2023
(h)
40,000 40,004
1.00 x 1 Month USD LIBOR + 0.55%
Trafigura Securitisation Finance PLC 2017-1
2.77%, 12 /15/2020
(h)
17,000 17,013
1.00 x 1 Month USD LIBOR + 0.85%
Verizon Owner Trust 2017-3
2.12%, 04 /20/2022
(h)
13,500 13,503
1.00 x 1 Month USD LIBOR + 0.27%
Verizon Owner Trust 2019-C
2.64%, 04 /22/2024 42,500 42,479
1.00 x 1 Month USD LIBOR + 0.42%
$ 138,331
Packaging & Containers - 0.15%
Sealed Air Corp
5.50%, 09 /15/2025
(h)
2,000 2,180
6.88%, 07 /15/2033
(h)
6,900 8,039
$ 10,219
Pharmaceuticals - 1.22%
AbbVie Inc
2.90%, 11 /06/2022 14,650 14,933
Bristol-Myers Squibb Co
3.20%, 06 /15/2026
(h)
9,000 9,559
3.40%, 07 /26/2029
(h)
18,000 19,361
CVS Health Corp
3.00%, 08 /15/2026 4,000 4,067
4.30%, 03 /25/2028 10,000 10,876
5.05%, 03 /25/2048 20,000 23,053
$ 81,849
Pipelines - 1.85%
ANR Pipeline Co
9.63%, 11 /01/2021 900 1,024
Buckeye Partners LP
3.95%, 12 /01/2026 10,500 9,704
4.15%, 07 /01/2023 10,000 10,050
4.35%, 10 /15/2024 8,000 8,012
Columbia Pipeline Group Inc
4.50%, 06 /01/2025 11,900 12,979
El Paso Natural Gas Co LLC
7.50%, 11 /15/2026 11,400 14,261
NGPL PipeCo LLC
4.88%, 08 /15/2027
(h)
12,000 12,907
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12 /15/2026 13,500 14,177
Southeast Supply Header LLC
4.25%, 06 /15/2024
(h)
14,650 14,922
Southern Natural Gas Co LLC
8.00%, 03 /01/2032 4,750 6,832
Tennessee Gas Pipeline Co LLC
8.38%, 06 /15/2032
(j)
2,000 2,781
TransCanada PipeLines Ltd
6.10%, 06 /01/2040 5,000 6,458
7.25%, 08 /15/2038 7,000 9,941
$ 124,048
REITs - 8.09%
Alexandria Real Estate Equities Inc
2.75%, 12 /15/2029 14,500 14,385
3.38%, 08 /15/2031 27,000 28,380
4.30%, 01 /15/2026 9,900 10,867
American Tower Corp
2.75%, 01 /15/2027 50,000 50,210
3.38%, 10 /15/2026 5,000 5,200
CBL & Associates LP
5.95%, 12 /15/2026
(j)
13,750 9,144
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle International Corp
3.10%, 11 /15/2029 $ 8,000 $ 8,129
4.00%, 11 /15/2049 10,000 10,444
4.30%, 02 /15/2029 10,000 11,134
CubeSmart LP
3.00%, 02 /15/2030 15,000 14,980
4.00%, 11 /15/2025 5,000 5,348
4.38%, 12 /15/2023 8,000 8,549
4.38%, 02 /15/2029 2,000 2,226
4.80%, 07 /15/2022 16,800 17,799
Duke Realty LP
3.25%, 06 /30/2026 5,000 5,217
3.38%, 12 /15/2027 15,000 15,733
3.88%, 10 /15/2022 3,000 3,136
4.38%, 06 /15/2022 4,000 4,213
Healthcare Realty Trust Inc
3.63%, 01 /15/2028 900 944
3.88%, 05 /01/2025 5,000 5,264
Omega Healthcare Investors Inc
3.63%, 10 /01/2029 30,000 30,263
4.75%, 01 /15/2028 7,000 7,652
5.25%, 01 /15/2026 8,000 8,868
Physicians Realty LP
4.30%, 03 /15/2027 17,900 19,216
SBA Tower Trust
2.84%, 01 /15/2050
(h)
26,500 26,763
Service Properties Trust
4.35%, 10 /01/2024 10,000 10,227
4.50%, 06 /15/2023 5,000 5,172
4.65%, 03 /15/2024 5,650 5,853
4.95%, 02 /15/2027 5,900 6,066
5.00%, 08 /15/2022 14,650 15,337
Simon Property Group LP
2.00%, 09 /13/2024 30,000 29,941
2.75%, 02 /01/2023 7,000 7,173
STORE Capital Corp
4.63%, 03 /15/2029 15,000 16,626
Ventas Realty LP
3.00%, 01 /15/2030 5,000 5,026
3.85%, 04 /01/2027 21,000 22,441
Ventas Realty LP / Ventas Capital Corp
3.25%, 08 /15/2022 9,650 9,931
Welltower Inc
3.10%, 01 /15/2030 20,000 20,257
3.75%, 03 /15/2023 3,000 3,145
4.13%, 03 /15/2029 6,000 6,566
4.25%, 04 /15/2028 4,000 4,424
4.50%, 01 /15/2024 5,000 5,412
Weyerhaeuser Co
3.25%, 03 /15/2023 5,000 5,143
4.70%, 03 /15/2021 13,800 14,164
7.38%, 03 /15/2032 6,000 8,387
WP Carey Inc
3.85%, 07 /15/2029 15,000 15,973
$ 541,328
Savings & Loans - 0.11%
First Niagara Financial Group Inc
7.25%, 12 /15/2021 6,500 7,159
Software - 0.59%
Oracle Corp
2.50%, 05 /15/2022 12,500 12,694
2.95%, 05 /15/2025 25,900 26,941
$ 39,635
Telecommunications - 1.55%
Corning Inc
2.90%, 05 /15/2022 5,000 5,081
4.25%, 08 /15/2020 10,000 10,172
4.75%, 03 /15/2042 4,650 5,331

Schedule of Investments
Income Fund
October 31, 2019
See accompanying notes.
336
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Crown Castle Towers LLC
4.24%, 07 /15/2048
(h)
$ 13,000 $ 14,316
Qwest Corp
6.75%, 12 /01/2021 20,800 22,449
Sprint Corp
7.88%, 09 /15/2023 7,750 8,554
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03 /20/2023
(h)
5,500 5,534
5.15%, 03 /20/2028
(h)
16,500 17,963
T-Mobile USA Inc
0.00%, 03 /01/2025
(d),(e),(f)
14,000 —
6.38%, 03 /01/2025 14,000 14,528
$ 103,928
Transportation - 0.00%
Trailer Bridge Inc
0.00%, 11 /15/2019
(d),(e),(f)
14,000 —
Trucking & Leasing - 0.38%
Penske Truck Leasing Co Lp / PTL Finance Corp
2.70%, 11 /01/2024
(h)
25,500 25,756
TOTAL BONDS $ 3,674,311
SENIOR FLOATING RATE INTERESTS
- 0.31%
Principal
Amount (000's) Value (000's)
Pipelines - 0.13%
BCP Renaissance Parent LLC
5.36%, 10 /31/2024
(m)
$ 9,628 $ 8,683
US LIBOR + 2.00%
Software - 0.18%
Ivanti Software Inc
10.95%, 01 /20/2025
(m)
12,250 12,005
US LIBOR + 3.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 20,688
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 34.87%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.62%
3.00%, 10 /01/2042 $ 8,850 $ 9,134
3.00%, 10 /01/2042 9,249 9,546
3.00%, 11 /01/2042 9,155 9,449
3.00%, 06 /01/2043 10,751 11,089
3.00%, 12 /01/2046 17,326 17,805
3.00%, 07 /01/2047 21,456 21,966
3.50%, 10 /01/2041 4,409 4,629
3.50%, 04 /01/2042 5,113 5,374
3.50%, 04 /01/2042 7,238 7,600
3.50%, 04 /01/2045 9,372 9,897
3.50%, 03 /01/2048 19,440 20,458
4.00%, 04 /01/2039 3,407 3,688
4.00%, 02 /01/2045 4,938 5,224
4.00%, 02 /01/2046 10,926 11,558
4.00%, 06 /01/2046 10,635 11,249
4.50%, 07 /01/2039 5,084 5,513
4.50%, 12 /01/2040 4,597 4,986
4.50%, 10 /01/2041 5,877 6,375
9.00%, 01 /01/2025 2 2
$ 175,542
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15.77%
3.00%, 03 /01/2042 8,028 8,280
3.00%, 03 /01/2042 7,215 7,442
3.00%, 05 /01/2042 8,082 8,337
3.00%, 06 /01/2042 7,298 7,528
3.00%, 06 /01/2042 7,933 8,183
3.00%, 08 /01/2049 49,277 50,402
3.00%, 10 /01/2049 49,926 51,020
3.00%, 10 /01/2049 49,500 50,437
3.00%, 11 /01/2049 49,200 50,235
3.50%, 12 /01/2040 5,270 5,530
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 01 /01/2041 $ 3,492 $ 3,665
3.50%, 01 /01/2041 3,784 3,971
3.50%, 12 /01/2041 3,352 3,517
3.50%, 01 /01/2042 5,127 5,388
3.50%, 03 /01/2042 5,550 5,825
3.50%, 04 /01/2042 7,854 8,241
3.50%, 02 /01/2043 8,800 9,240
3.50%, 03 /01/2045 9,760 10,301
3.50%, 06 /01/2045 13,637 14,338
3.50%, 07 /01/2045 10,718 11,269
3.50%, 11 /01/2045 13,648 14,262
3.50%, 05 /01/2046 11,706 12,199
3.50%, 06 /01/2046 9,833 10,245
3.50%, 08 /01/2047 48,370 50,199
3.50%, 11 /01/2047 23,219 24,087
3.50%, 09 /01/2048 21,476 22,094
3.50%, 06 /01/2049 47,254 48,634
3.50%, 07 /01/2049 48,629 50,042
3.50%, 09 /01/2049 48,444 49,856
3.50%, 09 /01/2049 48,558 50,136
4.00%, 09 /01/2040 5,486 5,870
4.00%, 10 /01/2041 4,132 4,422
4.00%, 11 /01/2041 7,111 7,507
4.00%, 04 /01/2042 4,973 5,319
4.00%, 08 /01/2043 7,070 7,559
4.00%, 08 /01/2043 8,449 9,016
4.00%, 11 /01/2043 7,448 7,911
4.00%, 11 /01/2043 9,802 10,508
4.00%, 02 /01/2044 9,480 10,141
4.00%, 07 /01/2044 6,113 6,460
4.00%, 09 /01/2044 6,574 6,949
4.00%, 11 /01/2044 8,192 8,689
4.00%, 09 /01/2045 16,877 17,944
4.00%, 08 /01/2046 12,332 13,112
4.00%, 01 /01/2047 12,040 12,648
4.00%, 08 /01/2047 16,155 16,950
4.00%, 09 /01/2048 46,107 47,842
4.00%, 10 /01/2048 21,835 22,645
4.00%, 07 /01/2049 47,601 49,421
4.00%, 09 /01/2049 33,349 34,897
4.50%, 08 /01/2040 6,944 7,517
4.50%, 10 /01/2040 4,138 4,484
4.50%, 12 /01/2040 5,442 5,901
4.50%, 08 /01/2041 6,079 6,590
4.50%, 10 /01/2043 3,506 3,783
4.50%, 05 /01/2044 7,598 8,156
4.50%, 06 /01/2046 8,112 8,646
4.50%, 05 /01/2047 11,934 12,617
4.50%, 05 /01/2047 13,436 14,199
4.50%, 02 /01/2049 21,287 22,371
6.50%, 04 /01/2032 14 16
$ 1,054,993
Government National Mortgage Association (GNMA) - 0.73%
3.00%, 02 /20/2046 46,955 48,707
U.S. Treasury - 15.75%
1.50%, 08 /15/2026 40,000 39,733
1.63%, 06 /30/2020 40,000 40,000
1.63%, 11 /15/2022 40,000 40,131
1.63%, 02 /15/2026 40,000 40,069
1.63%, 08 /15/2029 40,000 39,761
1.75%, 05 /15/2022 40,000 40,225
1.75%, 05 /15/2023 40,000 40,303
2.00%, 11 /15/2021 40,000 40,364
2.13%, 05 /15/2025 40,000 41,170
2.25%, 11 /15/2024 40,000 41,352
2.25%, 02 /15/2027 40,000 41,762
2.25%, 08 /15/2027 40,000 41,830

Schedule of Investments
Income Fund
October 31, 2019
See accompanying notes.
337
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.25%, 08 /15/2049 $ 25,000 $ 25,396
2.50%, 05 /15/2024 40,000 41,687
2.63%, 11 /15/2020 40,000 40,412
2.63%, 02 /15/2029 40,000 43,247
2.75%, 11 /15/2023 40,000 41,900
2.75%, 02 /15/2028 40,000 43,420
2.88%, 08 /15/2028 40,000 43,941
2.88%, 05 /15/2043 15,925 18,038
3.00%, 09 /30/2025 40,000 43,183
3.00%, 11 /15/2045 40,000 46,652
3.13%, 05 /15/2021 40,000 40,927
3.50%, 02 /15/2039 15,925 19,766
3.63%, 02 /15/2044 30,925 39,524
3.75%, 08 /15/2041 5,000 6,437
3.75%, 11 /15/2043 40,000 52,003
4.38%, 02 /15/2038 15,000 20,636
$ 1,053,869
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,333,111
Total Investments $ 7,126,709
Other Assets and Liabilities -  (6.51)% (435,870)
TOTAL NET ASSETS - 100.00% $ 6,690,839
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,493 or
0.08 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $28,998 or
0.43% of net assets.
(g) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $522,557 or 7.81% of net assets.
( i ) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security or a portion of the security was on loan at the end of the period.
(k) Security purchased on a when-issued basis.
(l) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 22.26%
Mortgage Securities 19.12%
Money Market Funds 15.99%
Government 15.75%
Utilities 9.39%
Energy 4.92%
Consumer, Non-cyclical 4.59%
Communications 4.54%
Asset Backed Securities 4.14%
Industrial 1.83%
Technology 1.76%
Basic Materials 1.36%
Consumer, Cyclical 0.86%
Other Assets and Liabilities
(6.51)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 36,132 $ 3,263,987 $ 2,232,751 $ 1,067,368
$ 36,132 $ 3,263,987 $ 2,232,751 $ 1,067,368
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 2,5 51 $ — $ — $ —
$ 2,5 51 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 28,997 0.43%
Total $ 28,997 0.43%
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
338
INVESTMENT COMPANIES - 2.18% Shares Held Value (000's)
Money Market Funds - 2.18%
Principal Government Money Market Fund
1.65%
(a),(b)
38,170,727 $ 38,171
TOTAL INVESTMENT COMPANIES $ 38,171
BONDS - 7.64%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.00%
CD 2007-CD4 Commercial Mortgage Trust
0.91%, 12 /11/2049
(c),(d),(e)
$ 8 $ —
Commercial Mortgage Trust 2007-GG9
0.63%, 03 /10/2039
(c),(d),(e)
305 —
Ginnie Mae
1.38%, 03 /16/2047
(c),(d)
215 9
ML-CFC Commercial Mortgage Trust 2006-3
0.78%, 07 /12/2046
(c),(d),(e)
65 —
$ 9
Home Equity Asset Backed Securities - 0.00%
Option One Mortgage Loan Trust 2005-1
3.32%, 02 /25/2035 23 13
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0.08%
Chase Mortgage Finance Trust Series 2007-A2
4.79%, 07 /25/2037
(d)
42 43
Fannie Mae REMIC Trust 2004-W5
2.27%, 02 /25/2047 20 20
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
2.02%, 05 /25/2035 7 7
1.00 x 1 Month USD LIBOR + 0.20%
Impac CMB Trust Series 2004-5
4.15%, 10 /25/2034 10 10
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
2.80%, 10 /25/2034 8 8
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
2.44%, 04 /25/2035 74 74
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
2.59%, 08 /25/2035 15 13
1.00 x 1 Month USD LIBOR + 0.77%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
2.03%, 04 /25/2037 2,074 1,076
1.00 x 1 Month USD LIBOR + 0.21%
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
2.19%, 01 /25/2045 37 37
1.00 x 1 Month USD LIBOR + 0.37%
$ 1,288
Other Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
1.94%, 04 /25/2036 27 11
1.00 x 1 Month USD LIBOR + 0.12%
Countrywide Asset-Backed Certificates
2.95%, 12 /25/2032 15 15
1.00 x 1 Month USD LIBOR + 1.13%
Fannie Mae REMIC Trust 2003-W16
2.32%, 11 /25/2033 1 1
1.00 x 1 Month USD LIBOR + 0.15%
Long Beach Mortgage Loan Trust 2004-2
2.62%, 06 /25/2034 30 30
1.00 x 1 Month USD LIBOR + 0.80%
$ 57
Sovereign - 7.56%
French Republic Government Bond OAT
1.85%, 07 /25/2027 EUR 3,499 4,874
Italy Buoni Poliennali Del Tesoro
1.30%, 05 /15/2028
(e)
34,444 42,081
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Japanese Government CPI Linked Bond
0.10%, 03 /10/2027 JPY 1,900,650 $ 18,189
0.10%, 03 /10/2028 2,768,445 26,571
0.10%, 03 /10/2029 1,768,216 16,972
New Zealand Government Inflation Linked Bond
2.62%, 09 /20/2040 NZD 3,559 3,129
2.65%, 09 /20/2035 7,606 6,396
3.23%, 09 /20/2030 16,912 14,032
$ 132,244
TOTAL BONDS $ 133,611
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 89.93%
Principal
Amount (000's) Value (000's)
U.S. Treasury Inflation-Indexed Obligations - 89.93%
0.13%, 01 /15/2022 $ 58,170 $ 57,768
0.13%, 04 /15/2022 108,305 107,469
0.13%, 07 /15/2022 19,497 19,466
0.13%, 01 /15/2023 8,823 8,773
0.13%, 07 /15/2024 46,094 46,148
0.13%, 07 /15/2026 53,769 53,769
0.25%, 01 /15/2025 110,817 111,243
0.25%, 07 /15/2029 48,831 49,357
0.38%, 07 /15/2023 25,966 26,189
0.38%, 07 /15/2025 63,291 64,273
0.38%, 01 /15/2027 55,921 56,659
0.38%, 07 /15/2027 43,520 44,304
0.50%, 04 /15/2024 19,709 19,968
0.50%, 01 /15/2028 59,243 60,772
0.63%, 07 /15/2021 24 24
0.63%, 04 /15/2023 65,286 65,954
0.63%, 01 /15/2024 86,052 87,510
0.63%, 01 /15/2026
(f)
136,274 139,946
0.63%, 02 /15/2043 36,423 37,250
0.75%, 07 /15/2028 66,454 69,941
0.75%, 02 /15/2042
(g)
27,791 29,202
0.75%, 02 /15/2045
(g)
41,656 43,667
0.88%, 01 /15/2029 100,603 106,996
0.88%, 02 /15/2047 5,383 5,822
1.00%, 02 /15/2046 24,412 27,100
1.00%, 02 /15/2048 36,216 40,460
1.00%, 02 /15/2049 27,589 31,021
1.38%, 02 /15/2044 15,811 18,877
1.75%, 01 /15/2028 18,278 20,570
2.00%, 01 /15/2026 16,307 18,100
2.13%, 02 /15/2040 12,756 16,844
2.13%, 02 /15/2041 14,350 19,116
2.38%, 01 /15/2025 3,759 4,181
2.38%, 01 /15/2027 31,538 36,437
2.50%, 01 /15/2029 12,713 15,379
3.38%, 04 /15/2032 868 1,199
3.88%, 04 /15/2029 8,455 11,343
$ 1,573,097
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,573,097
TOTAL PURCHASED OPTIONS - 0.05% $ 839
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.50% $ 8,687
TOTAL PURCHASED CAPPED OPTIONS - 0.00% 66
Total Investments $ 1,754,471
Other Assets and Liabilities -  (0.30)% (5,229)
TOTAL NET ASSETS - 100.00% $ 1,749,242
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Security is an Interest Only Strip.

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
339
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $42,081 or 2.41% of net assets.
(f) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $5,803 or 0.33% of net assets.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,194 or 0.18% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Government 97.49%
Money Market Funds 2.18%
Purchased Interest Rate Swaptions 0.50%
Mortgage Securities 0.08%
Purchased Options 0.05%
Asset Backed Securities 0.00%
Purchased Capped Options 0.00%
Other Assets and Liabilities
(0.30)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 24,651 $ 545,869 $ 532,349 $ 38,171
$ 24,651 $ 545,869 $ 532,349 $ 38,171
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 26 2 $ — $ — $ —
$ 26 2 $ — $ — $ —
Amounts in thousands.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap JPMorgan Chase Max (0, 5Y CMS-0.30%) Pay $ 19,850 0.30% 01/08/2020 $ 12 $ 13 $ 1
Call - 5Y-30Y CMS Index Cap Morgan Stanley
& Co
Max (0, 5Y CMS-0.37%) Pay 25,700 0.37% 02/13/2020 18 13 (5)
Call - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.35%) Receive 27,080 0.35% 07/09/2020 22 13 (9)
Call - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.40%) Receive 26,890 0.40% 06/30/2020 22 27 5
Total $ 74 $ 66 $ (8)
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap JPMorgan Chase Max (0, 5Y CMS-0.40%) Receive $ 19,850 0.40% 01/08/2020 $ (6) $ (5) $ 1
Put - 5Y-30Y CMS Index Cap Morgan Stanley
& Co
Max (0, 5Y CMS-0.47%) Receive 25,700 0.47% 02/13/2020 (9) (5) 4
Put - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.25%) Pay 54,160 0.25% 07/09/2020 (26) (8) 18
Put - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.30%) Pay 53,790 0.30% 06/30/2020 (2 8 ) (25) 3
Total $ (6 9 ) $ (43) $ 2 6
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus GBP Deutsche Bank AG 1 EUR 7,585 EUR 0.95 11/29/2019 $ 96 $ — $ (96)
Call - 90 Day Eurodollar Future;
December 2021
N/A 638 $ 1,595 $ 99.75 12/14/2021 113 88 (25)
Call - 90 Day Eurodollar Future;
March 2020
N/A 450 $ 1,125 $ 97.75 03/17/2020 77 720 643
Call - 90 Day Eurodollar Future;
March 2022
N/A 209 $ 523 $ 99.00 01/13/2020 36 14 (22)
Put - Euro Bund 10 Year Bund
Future; December 2019
N/A 9 EUR 9 EUR 171.50 11/25/2019 8 6 (2)
Put - US 10 Year Note Future;
December 2019
N/A 45 $ 45 $ 129.50 11/25/2019 27 11 (16)
Total $ 357 $ 839 $ 482

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
340
Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 319 $ 798 $ 99.38 12/14/2021 $ (139) $ (98) $ 41
Call - 90 Day Eurodollar Future;
March 2020
N/A 450 $ 1,125 $ 97.88 03/17/2020 (61) (582) (521)
Call - 90 Day Eurodollar Future;
March 2022
N/A 209 $ 523 $ 99.38 01/13/2020 (11) (2) 9
Total $ (211) $ (682) $ (471)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay $ 57,582 2.10% 05/14/2020 $ 140 $ 362 $ 222
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,872 2.98% 03/08/2024 224 573 349
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,020 1.81% 09/17/2021 168 200 32
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,740 1.46% 08/17/2021 205 139 (66)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,710 1.65% 08/16/2021 194 182 (12)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 438 266
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,870 2.95% 03/13/2024 220 563 343
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,410 3.05% 01/11/2029 80 166 86
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,420 3.08% 01/30/2029 81 170 89
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 61 148 87
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 1,295 2.86% 02/23/2039 64 139 75
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,410 3.04% 01/12/2029 81 165 84
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 54,180 1.50% 06/02/2020 163 254 91
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 56,710 1.20% 09/24/2020 178 187 9
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 56,310 1.25% 08/11/2020 269 185 (84)
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 47 149 102
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 4,500 1.60% 06/12/2020 193 131 (62)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 13,420 2.52% 02/27/2020 147 685 538
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 27,160 3.09% 11/29/2019 349 2,118 1,769
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 57,582 2.10% 05/14/2020 139 5 (134)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,420 3.08% 01/30/2029 81 39 (42)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,410 3.05% 01/11/2029 79 39 (40)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,872 2.98% 03/08/2024 224 68 (156)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,020 1.81% 09/17/2021 169 133 (36)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 131 (41)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,870 2.95% 03/13/2024 219 70 (149)

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
341
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 2,357,900 1.10% 06/30/2022 $ 321 $ 12 $ (309)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 5,610 2.25% 08/09/2022 133 111 (22)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,710 1.65% 08/16/2021 194 184 (10)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,740 1.46% 08/17/2021 205 242 37
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 17,020 2.35% 07/14/2020 64 40 (24)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 62 49 (13)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,295 2.86% 02/23/2039 64 51 (13)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 2.25% 08/03/2022 150 109 (41)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/21/2024 218 135 (83)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,410 3.04% 01/12/2029 80 40 (40)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/14/2024 242 134 (108)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 7,070 0.45% 12/13/2019 12 14 2
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 47 3 (44)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 6,520 2.85% 05/10/2022 379 117 (262)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,130 3.80% 06/08/2021 200 6 (194)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 13,420 2.52% 02/27/2020 148 1 (147)
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 27,160 3.09% 11/29/2019 350 — (350)
Total $ 6,988 $ 8,687 $ 1,699
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 49,100 1.59% 05/01/2020 $ (76) $ (106) $ (30)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 66,390 1.76% 06/11/2020 (190) (238) (48)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 1.33% 08/06/2020 (16) (9) 7
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,170 2.20% 06/12/2020 (156) (421) (265)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 16,630 0.12% 02/11/2020 (251) (78) 173
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 5,710 1.61% 08/14/2020 (140) (123) 17
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,740 1.42% 08/18/2020 (150) (85) 65
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,180 1.25% 08/20/2020 (125) (74) 51
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,490 1.62% 09/15/2020 (87) (80) 7
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,060 1.90% 12/11/2019 (30) (118) (88)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,307 2.79% 03/09/2021 (217) (792) (575)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,970 1.76% 09/17/2020 (175) (211) (36)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,930 3.05% 03/13/2029 (208) (462) (254)

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
342
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 7,180 1.20% 08/18/2020 $ (134) $ (66) $ 68
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,600 2.30% 11/04/2019 (21) (236) (215)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,578 2.01% 07/07/2020 (78) (157) (79)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 108,360 1.00% 06/02/2020 (148) (153) (5)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 32,410 2.46% 02/27/2020 (143) (629) (486)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 113,410 0.70% 09/24/2020 (125) (133) (8)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 16,370 3.30% 11/08/2019 (81) (563) (482)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,780 2.94% 04/20/2020 (166) (698) (532)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 24,070 2.89% 04/15/2020 (174) (684) (510)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,760 2.88% 04/15/2020 (172) (671) (499)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 189,800 2.40% 02/25/2020 (579) (3,485) (2,906)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 112,610 0.75% 08/11/2020 (214) (124) 90
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 3,535 0.14% 09/13/2022 (53) (39) 14
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 3,540 0.04% 09/14/2022 (56) (49) 7
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 63,350 2.35% 05/18/2021 (129) (26) 103
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 66,390 1.76% 06/11/2020 (190) (42) 148
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 86,280 2.15% 05/28/2021 (242) (60) 182
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 49,100 1.59% 05/01/2020 (76) (53) 23
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 1.33% 08/06/2020 (16) (15) 1
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 63,980 2.33% 04/07/2020 (138) (1) 137
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 63,980 2.31% 04/07/2020 (136) (1) 135
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 106,820 2.40% 06/02/2021 (194) (42) 152
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,660 1.75% 08/10/2020 (45) (41) 4
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 14,210 2.75% 05/10/2022 (413) (120) 293
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,930 3.05% 03/13/2029 (208) (111) 97
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,490 1.62% 09/15/2020 (87) (80) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,060 2.40% 12/11/2019 (29) — 29
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,307 2.79% 03/09/2021 (218) (18) 200
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 6,970 1.76% 09/17/2020 (175) (114) 61
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,670 1.95% 07/14/2020 (61) (46) 15
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,170 2.20% 06/12/2020 (157) (22) 135
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 2.75% 08/09/2022 (68) (55) 13
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,180 1.65% 08/20/2020 (125) (144) (19)

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
343
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,610 3.25% 08/09/2022 $ (33) $ (26) $ 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,990 2.00% 08/04/2020 (45) (23) 22
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 19,840 2.75% 11/14/2019 (69) — 69
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,740 1.42% 08/18/2020 (149) (186) (37)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,390 2.30% 06/16/2020 (77) (12) 65
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,450 2.30% 07/27/2020 (69) (16) 53
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,870 2.35% 07/13/2020 (41) (9) 32
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 10,870 3.87% 06/08/2021 (213) (4) 209
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,710 1.61% 08/14/2020 (140) (125) 15
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,870 2.35% 07/13/2020 (39) (9) 30
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 7,180 1.60% 08/18/2020 (133) (160) (27)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 3.25% 08/03/2022 (36) (25) 11
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 6,170 2.55% 11/11/2019 (68) — 68
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 2.75% 08/03/2022 (76) (54) 22
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,600 2.80% 11/04/2019 (18) — 18
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,578 2.01% 07/07/2020 (78) (24) 54
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/21/2024 (79) (46) 33
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/21/2024 (132) (80) 52
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/14/2024 (148) (79) 69
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,730 2.25% 08/21/2024 (170) (190) (20)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/14/2024 (90) (46) 44
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 16,230 0.15% 08/10/2021 (23) (31) (8)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.10% 04/13/2021 (66) (7) 59
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 11,560 0.55% 12/22/2020 (42) — 42
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,870 0.05% 07/06/2021 (14) (7) 7
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,060 0.00% 07/02/2021 (15) (6) 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,630 0.00% 06/28/2021 (15) (5) 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,080 0.00% 06/22/2021 (17) (6) 11
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,060 0.00% 06/21/2021 (14) (5) 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,030 0.00% 06/15/2021 (17) (5) 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 20,240 3.25% 12/30/2020 (75) (1) 74
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 12,430 2.80% 01/06/2020 (29) — 29
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 14,430 0.20% 01/24/2020 (17) — 17

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
344
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 32,410 2.46% 02/27/2020 $ (143) $ — $ 143
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 13,390 0.05% 06/11/2021 (34) (8) 26
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 25,030 0.10% 03/30/2021 (87) (8) 79
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,190 0.00% 07/20/2021 (13) (7) 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,011 0.11% 05/18/2021 (43) (5) 38
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 5,880 0.00% 06/15/2021 (16) (5) 11
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 22,110 3.50% 08/25/2020 (74) — 74
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 19,480 0.16% 04/13/2021 (67) (5) 62
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 9,180 0.15% 08/10/2021 (12) (17) (5)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 29,530 0.25% 09/07/2021 (48) (87) (39)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 38,710 0.12% 04/09/2021 (147) (11) 136
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 229,100 3.40% 02/25/2020 (871) — 871
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 24,070 2.89% 04/15/2020 (173) — 173
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,130 3.50% 06/16/2020 (41) — 41
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,760 2.88% 04/15/2020 (172) — 172
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 17,590 3.45% 06/09/2020 (73) — 73
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,780 2.94% 04/20/2020 (165) — 165
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 12,700 3.15% 05/06/2020 (70) — 70
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 16,370 3.30% 11/08/2019 (81) — 81
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 17,710 3.35% 06/01/2020 (64) — 64
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 12,600 2.90% 06/01/2020 (92) — 92
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 6 Month Euro
Interbank Offered Rate
Receive EUR 24,510 0.60% 12/15/2020 (93) — 93
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 8,670 0.08% 06/01/2021 (25) (4) 21
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 19,300 0.15% 04/20/2021 (69) (5) 64
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,400 2.85% 06/12/2020 (72) (7) 65
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 3,535 0.14% 09/13/2022 (54) (73) (19)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,540 0.04% 09/14/2022 (55) (61) (6)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 10,120 0.00% 07/28/2020 (29) (21) 8
Total $ (11,802) $ (12,986) $ (1,184)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Canada 10 Year Bond; December 2019 Long 381 $ 41,088 $ (646)
Euro Bund 10 Year Bund; December 2019 Short 199 38,121 238
Euro Schatz; December 2019 Long 749 93,619 (4)
Euro-BTP; December 2019 Short 280 45,116 101

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
345
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-Oat; December 2019 Short 22 $ 4,131 $ 47
Japan 10 Year Bond TSE; December 2019 Short 36 51,321 414
US 10 Year Note; December 2019 Short 192 25,017 (124)
US 10 Year Ultra Note; December 2019 Short 873 124,062 1,230
US 2 Year Note; December 2019 Long 1,478 318,659 (482)
US 5 Year Note; December 2019 Long 384 45,774 (47)
US Ultra Bond; December 2019 Long 8 1,518 41
Total $ 768
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 11/05/2019 $ 27,203 NZD 43,709 $ — $ (821)
Bank of America NA 11/05/2019 $ 1,365 EUR 1,226 — (2)
Bank of America NA 11/05/2019 $ 67,796 JPY 7,297,160 219 —
Bank of America NA 12/18/2019 $ 1,668 CAD 2,220 — (18)
Bank of America NA 12/18/2019 CAD 2,220 $ 1,690 — (4)
Bank of America NA 12/18/2019 JPY 177,362 $ 1,669 — (21)
Bank of America NA 12/18/2019 $ 1,690 JPY 180,076 17 —
BMO Capital Markets 11/05/2019 $ 639 GBP 494 — (1)
Citigroup Inc 11/05/2019 $ 552 GBP 450 — (30)
Citigroup Inc 11/05/2019 NZD 36,340 $ 23,051 249 —
Citigroup Inc 12/04/2019 $ 565 CAD 742 1 —
Citigroup Inc 12/04/2019 $ 493 JPY 53,264 — (1)
Citigroup Inc 12/04/2019 $ 23,065 NZD 36,340 — (238)
Citigroup Inc 12/18/2019 $ 1,698 AUD 2,500 — (27)
Citigroup Inc 12/18/2019 CAD 8,924 $ 6,718 60 —
Citigroup Inc 12/18/2019 EUR 2,930 $ 3,256 22 —
Goldman Sachs & Co 11/05/2019 $ 53,794 EUR 49,100 — (971)
Goldman Sachs & Co 11/05/2019 JPY 548,755 $ 5,088 — (6)
Goldman Sachs & Co 12/18/2019 CAD 3,347 $ 2,515 27 —
HSBC Securities Inc 11/05/2019 $ 1,963 GBP 1,525 — (12)
JPMorgan Chase 11/05/2019 JPY 6,689,745 $ 61,475 477 —
JPMorgan Chase 12/04/2019 $ 61,578 JPY 6,689,745 — (489)
Royal Bank of Scotland 12/18/2019 CAD 9,869 $ 7,470 26 —
Standard Chartered Bank, Hong Kong 11/05/2019 GBP 306 $ 394 2 —
Standard Chartered Bank, Hong Kong 12/04/2019 $ 395 GBP 306 — (2)
Standard Chartered Bank, Hong Kong 12/18/2019 $ 1,584 EUR 1,430 — (16)
Standard Chartered Bank, Hong Kong 12/18/2019 JPY 69,264 $ 648 — (5)
UBS AG 11/05/2019 EUR 41,388 $ 46,011 15 3 —
UBS AG 12/04/2019 $ 46,097 EUR 41,388 — (14 9 )
Total $ 1,25 3 $ (2,81 3 )
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.65% Quarterly Semiannual N/A 08/08/2029 $ 2,280 $ 10 $ — $ 10
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 05/15/2029 5,910 (7) 1 (6)
3 Month USD LIBOR Pay 1.77% Quarterly Semiannual N/A 12/12/2049 1,180 (6) — (6)
3 Month USD LIBOR Pay 1.17% Quarterly Semiannual N/A 09/08/2021 8,950 (22) — (22)
3 Month USD LIBOR Receive 1.54% Semiannual Quarterly N/A 08/30/2049 210 13 — 13
3 Month USD LIBOR Pay 1.21% Quarterly Semiannual N/A 09/02/2021 4,290 (9) — (9)
3 Month USD LIBOR Pay 1.23% Quarterly Semiannual N/A 09/02/2021 8,570 (17) — (17)
3 Month USD LIBOR Pay 1.22% Quarterly Semiannual N/A 09/02/2021 8,570 (18) — (18)
3 Month USD LIBOR Pay 1.63% Quarterly Semiannual N/A 05/15/2045 1,210 (42) 1 (41)
3 Month USD LIBOR Pay 1.42% Quarterly Semiannual N/A 08/28/2029 2,460 (41) — (41)
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 1,765 27 — 27
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 16,060 (23) 1 (22)
3 Month USD LIBOR Pay 1.41% Quarterly Semiannual N/A 08/19/2029 1,830 (32) — (32)
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 08/19/2049 700 39 — 39
3 Month USD LIBOR Pay 1.43% Quarterly Semiannual N/A 08/19/2029 1,830 (29) — (29)
3 Month USD LIBOR Pay 1.36% Quarterly Semiannual N/A 09/28/2021 8,610 (5) — (5)
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 08/19/2049 700 35 — 35

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
346
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.30% Quarterly Semiannual N/A 08/18/2021 $ 8,550 $ (12) $ — $ (12)
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 08/16/2049 770 29 — 29
3 Month USD LIBOR Receive 1.64% Semiannual Quarterly N/A 08/16/2049 220 8 — 8
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 780 9 — 9
3 Month USD LIBOR Pay 1.73% Quarterly Semiannual N/A 08/15/2049 820 (13) — (13)
3 Month USD LIBOR Pay 1.72% Quarterly Semiannual N/A 11/01/2029 2,490 26 — 26
3 Month USD LIBOR Receive 1.89% Semiannual Quarterly N/A 08/08/2049 890 (21) — (21)
3 Month USD LIBOR Pay 1.86% Quarterly Semiannual N/A 11/07/2049 500 8 — 8
3 Month USD LIBOR Pay 1.33% Quarterly Semiannual N/A 08/07/2021 8,450 (9) — (9)
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 08/04/2021 10,580 9 — 9
3 Month USD LIBOR Pay 1.98% Quarterly Semiannual N/A 08/05/2029 3,690 129 — 129
3 Month USD LIBOR Receive 1.75% Semiannual Quarterly N/A 08/04/2021 33,930 (104) — (104)
3 Month USD LIBOR Pay 1.68% Quarterly Semiannual N/A 08/04/2021 8,970 21 — 21
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 07/14/2022 25,650 (160) — (160)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 600 8 — 8
3 Month USD LIBOR Pay 1.72% Quarterly Semiannual N/A 07/14/2021 50,930 134 — 134
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/27/2021 29,390 (14) 1 (13)
3 Month USD LIBOR Pay 1.46% Quarterly Semiannual N/A 10/08/2029 40 (1) — (1)
3 Month USD LIBOR Pay 3.17% Quarterly Semiannual N/A 10/31/2024 13,845 1,127 — 1,127
3 Month USD LIBOR Pay 1.75% Quarterly Semiannual N/A 10/31/2029 3,810 52 1 53
3 Month USD LIBOR Receive 1.61% Semiannual Quarterly N/A 11/01/2023 4,560 (17) — (17)
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 11/01/2023 4,560 (15) — (15)
3 Month USD LIBOR Receive 1.73% Semiannual Quarterly N/A 10/29/2029 965 (12) — (12)
3 Month USD LIBOR Pay 3.21% Quarterly Semiannual N/A 10/29/2024 13,845 1,149 — 1,149
3 Month USD LIBOR Pay 1.68% Quarterly Semiannual N/A 10/28/2029 660 5 — 5
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 10/26/2023 4,080 (10) — (10)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 1,100 (13) — (13)
3 Month USD LIBOR Receive 1.72% Semiannual Quarterly N/A 05/15/2029 6,097 (72) — (72)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (11) — (11)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (11) — (11)
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 10/22/2021 44,530 (51) 1 (50)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 1,940 (17) — (17)
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/30/2021 29,380 (14) — (14)
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 1,660 (11) — (11)
3 Month USD LIBOR Receive 1.69% Semiannual Quarterly N/A 10/17/2029 1,420 (11) — (11)
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 10/17/2029 530 (1) — (1)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 10/15/2029 940 (5) — (5)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 10/15/2029 470 (3) — (3)
3 Month USD LIBOR Receive 1.68% Semiannual Quarterly N/A 10/15/2029 470 (3) — (3)
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 10/15/2029 470 (2) — (2)
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 10/15/2029 470 — — —
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 10/15/2029 470 (1) — (1)
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 10/15/2029 470 (1) — (1)
3 Month USD LIBOR Receive 1.57% Semiannual Quarterly N/A 10/15/2029 890 3 — 3
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 10/15/2029 445 2 — 2
3 Month USD LIBOR Receive 1.57% Semiannual Quarterly N/A 10/15/2029 445 2 (1) 1
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 10/15/2029 450 2 — 2
3 Month USD LIBOR Receive 1.53% Semiannual Quarterly N/A 10/15/2029 450 3 — 3
3 Month USD LIBOR Receive 1.68% Semiannual Quarterly N/A 10/17/2029 1,430 (10) — (10)
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 53,710 166 1 167
3 Month USD LIBOR Pay 1.66% Quarterly Semiannual N/A 11/04/2029 1,180 6 — 6
3 Month USD LIBOR Receive 1.70% Semiannual Quarterly N/A 07/07/2021 8,490 (21) — (21)
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/18/2031 1,190 87 — 87
3 Month USD LIBOR Receive 2.55% Semiannual Quarterly N/A 05/06/2030 1,140 (100) — (100)
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 11/05/2021 5,157 73 — 73
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 11/05/2021 5,157 72 — 72
3 Month USD LIBOR Pay 2.29% Quarterly Semiannual N/A 11/05/2021 5,157 75 — 75
3 Month USD LIBOR Pay 2.31% Quarterly Semiannual N/A 11/04/2021 3,690 55 — 55
3 Month USD LIBOR Pay 2.32% Quarterly Semiannual N/A 10/25/2021 34,020 503 (1) 502
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 54,580 (184) 1 (183)
3 Month USD LIBOR Receive 2.35% Semiannual Quarterly N/A 04/27/2025 7,830 (337) — (337)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/27/2022 29,060 459 1 460
3 Month USD LIBOR Receive 2.31% Semiannual Quarterly N/A 04/03/2025 6,440 (265) — (265)
3 Month USD LIBOR Receive 2.16% Semiannual Quarterly N/A 03/31/2025 1,070 (36) — (36)
3 Month USD LIBOR Pay 2.03% Quarterly Semiannual N/A 03/30/2022 26,030 296 — 296
3 Month USD LIBOR Receive 2.36% Semiannual Quarterly N/A 03/29/2030 5,690 (399) — (399)
3 Month USD LIBOR Pay 2.15% Quarterly Semiannual N/A 03/30/2022 9,150 126 — 126

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
347
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 2.23% Quarterly Semiannual N/A 03/24/2022 $ 5,370 $ 81 $ 1 $ 82
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 4,070 363 — 363
3 Month USD LIBOR Receive 2.43% Semiannual Quarterly N/A 03/15/2023 6,320 (126) — (126)
3 Month USD LIBOR Receive 2.62% Semiannual Quarterly N/A 03/06/2025 1,710 (96) — (96)
3 Month USD LIBOR Pay 2.62% Quarterly Semiannual N/A 02/14/2025 8,740 486 1 487
3 Month USD LIBOR Receive 2.90% Semiannual Quarterly N/A 02/15/2049 2,410 (629) — (629)
3 Month USD LIBOR Pay 2.57% Quarterly Semiannual N/A 02/13/2025 9,230 491 1 492
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 157,520 3,317 (91) 3,226
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 29,980 (1,629) 31 (1,598)
3 Month USD LIBOR Receive 3.05% Semiannual Quarterly N/A 11/29/2023 3,795 (234) — (234)
3 Month USD LIBOR Pay 1.96% Quarterly Semiannual N/A 12/03/2021 2,440 20 — 20
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 33,170 (155) 1 (154)
3 Month USD LIBOR Receive 2.28% Semiannual Quarterly N/A 04/27/2021 28,140 (216) (1) (217)
3 Month USD LIBOR Pay 2.01% Quarterly Semiannual N/A 07/02/2021 5,055 34 — 34
3 Month USD LIBOR Receive 1.72% Semiannual Quarterly N/A 07/07/2021 8,490 (22) — (22)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 840 (29) — (29)
3 Month USD LIBOR Pay 1.97% Quarterly Semiannual N/A 07/30/2029 2,434 82 — 82
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 420 (19) — (19)
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 06/22/2031 590 24 — 24
3 Month USD LIBOR Pay 2.08% Quarterly Semiannual N/A 07/02/2021 16,790 130 1 131
3 Month USD LIBOR Pay 1.62% Quarterly Semiannual N/A 06/16/2021 3,063 5 — 5
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 12/16/2024 4,330 (83) — (83)
3 Month USD LIBOR Pay 1.74% Quarterly Semiannual N/A 06/16/2022 10,650 66 — 66
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 06/15/2050 2,160 (298) 1 (297)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 61,020 (185) 1 (184)
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 06/23/2021 16,990 8 — 8
3 Month USD LIBOR Receive 1.75% Semiannual Quarterly N/A 06/09/2021 820 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 EUR 2,290 (16) — (16)
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 19,820 7 2 9
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 18,090 11 1 12
6 Month Euro Interbank Offered Rate Pay (0.50)% Semiannual Annual N/A 09/14/2023 2,350 (13) — (13)
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/14/2023 1,830 (7) — (7)
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 10/06/2023 1,880 (8) — (8)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 2,280 (10) — (10)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 09/28/2023 1,580 (7) — (7)
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 JPY 12,400 3 — 3
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 33,410 (7) — (7)
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 38,580 (12) — (12)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 24,710 1 — 1
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 24,090 (18) — (18)
Canada Bankers Acceptances 3 Month Pay 1.93% Semiannual Semiannual N/A 10/18/2021 CAD 58,550 99 1 100
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 02/08/2022 $ 35,000 (255) 1 (254)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 24,120 (321) — (321)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 17,395 (936) — (936)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.79% Annual Annual N/A 08/22/2049 2,515 38 — 38
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 05/10/2021 45,843 (129) (34) (163)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.75% Annual Annual N/A 08/22/2029 7,910 (12) — (12)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 15,060 (83) 1 (82)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.98% Annual Annual N/A 05/02/2022 11,000 (109) — (109)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.92% Annual Annual N/A 05/08/2021 35,952 (171) 1 (170)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 1.39% Annual Annual N/A 06/15/2049 EUR 1,525 (2) (5) (7)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 12,460 (400) 1 (399)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.11% Annual Annual N/A 03/15/2024 12,460 155 1 156

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
348
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.40% Annual Annual N/A 08/15/2049 EUR 1,675 $ 2 $ 1 $ 3
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.05% Annual Annual N/A 08/15/2029 6,515 (10) — (10)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.30% Annual Annual N/A 01/15/2029 6,375 (228) 1 (227)
New Zealand Bank Bill 3 Month FRA Receive 2.80% Semiannual Quarterly N/A 03/20/2029 NZD 32,078 (2,719) 99 (2,620)
New Zealand Bank Bill 3 Month FRA Receive 2.58% Semiannual Quarterly N/A 03/20/2029 3,084 (219) 7 (212)
New Zealand Bank Bill 3 Month FRA Receive 2.59% Semiannual Quarterly N/A 03/20/2029 1,646 (118) 4 (114)
New Zealand Bank Bill 3 Month FRA Receive 2.55% Semiannual Quarterly N/A 03/20/2029 8,395 (581) 19 (562)
New Zealand Bank Bill 3 Month FRA Pay 1.27% Quarterly Semiannual N/A 08/15/2029 24,642 (196) 3 (193)
United Kingdom Retail Prices Index Receive 3.75% Annual Annual N/A 09/15/2029 GBP 9,885 (429) (8) (437)
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 21,695 6 (127) (121)
United Kingdom Retail Prices Index Pay 3.39% Annual Annual N/A 08/15/2028 9,910 (64) (16) (80)
United Kingdom Retail Prices Index Pay 3.51% Annual Annual N/A 10/15/2028 9,490 188 (15) 173
United Kingdom Retail Prices Index Receive 3.73% Annual Annual N/A 08/15/2029 5,000 (208) (4) (212)
United Kingdom Retail Prices Index Pay 3.65% Annual Annual N/A 06/15/2029 4,990 150 (1) 149
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 8,890 7 (7) —
United Kingdom Retail Prices Index Pay 3.53% Annual Annual N/A 03/15/2029 1,055 8 (1) 7
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 9,745 260 20 280
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 12,690 253 (29) 224
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 12,690 (173) 43 (130)
United Kingdom Retail Prices Index Receive 3.66% Annual Annual N/A 08/15/2029 5,035 (153) 1 (152)
United Kingdom Retail Prices Index Receive 3.48% Annual Annual N/A 01/15/2029 6,060 (58) 7 (51)
United Kingdom Retail Prices Index Receive 3.75% Annual Annual N/A 09/15/2029 4,925 (217) (4) (221)
United Kingdom Retail Prices Index Pay 3.77% Annual Annual N/A 08/15/2029 7,490 355 9 364
United Kingdom Retail Prices Index Pay 3.70% Annual Annual N/A 07/15/2029 5,170 196 3 199
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 9,745 (311) (107) (418)
United Kingdom Retail Prices Index Pay 3.41% Annual Annual N/A 01/15/2028 7,010 12 (17) (5)
US Federal Funds Effective Rate
(continuous series)
Receive 1.10% Annual Annual N/A 09/15/2021 $ 58,400 154 (6) 148
US Federal Funds Effective Rate
(continuous series)
Receive 1.37% Annual Annual N/A 09/15/2021 30,230 (60) 1 (59)
Total $ (2,421) $ (201) $ (2,622)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Emerging Markets Fund
October 31, 2019
See accompanying notes.
349
INVESTMENT COMPANIES - 0.62% Shares Held Value (000's)
Money Market Funds - 0.62%
BlackRock Liquidity FedFund 1.71%
(a),(b)
21,917 $ 22
Principal Government Money Market Fund
1.65%
(a),(c)
1,948,764 1,949
$ 1,971
TOTAL INVESTMENT COMPANIES $ 1,971
COMMON STOCKS - 97.51% Shares Held Value (000's)
Aerospace & Defense - 0.29%
Hanwha Aerospace Co Ltd
( d)
28,658 931
Agriculture - 0.97%
KT&G Corp 36,136 3,102
Apparel - 1.09%
Fila Korea Ltd 34,715 1,713
Makalot Industrial Co Ltd 316,400 1,766
$ 3,479
Automobile Manufacturers - 2.15%
Hyundai Motor Co 34,489 3,613
Kia Motors Corp 88,660 3,240
$ 6,853
Banks - 12.09%
Absa Group Ltd 124,635 1,278
Axis Bank Ltd 316,414 3,278
Banco do Brasil SA 151,600 1,815
Banco Santander Brasil SA 119,400 1,412
Bangkok Bank PCL 453,600 2,621
Bank Rakyat Indonesia Persero Tbk PT 7,815,700 2,342
Credicorp Ltd 14,913 3,192
First Abu Dhabi Bank PJSC 627,694 2,598
Grupo Financiero Banorte SAB de CV 515,000 2,816
HDFC Bank Ltd 160,001 2,772
ICICI Bank Ltd 288,750 1,885
OTP Bank Nyrt 92,928 4,286
PT Bank Central Asia Tbk 1,428,800 3,198
Sberbank of Russia PJSC ADR 128,090 1,886
Shinhan Financial Group Co Ltd 87,167 3,176
$ 38,555
Beverages - 1.54%
Kweichow Moutai Co Ltd 7,684 1,287
Thai Beverage PCL 5,403,200 3,628
$ 4,915
Building Materials - 1.80%
Anhui Conch Cement Co Ltd 284,765 1,706
China Lesso Group Holdings Ltd 619,000 639
Huaxin Cement Co Ltd 577,605 1,581
UltraTech Cement Ltd 30,826 1,800
$ 5,726
Chemicals - 0.61%
UPL Ltd 231,868 1,948
Coal - 0.25%
Exxaro Resources Ltd
( e)
99,142 811
Commercial Services - 0.95%
New Oriental Education & Technology Group Inc
ADR
(d)
24,767 3,023
Computers - 1.14%
Lenovo Group Ltd 2,690,000 1,875
Wipro Ltd 476,721 1,746
$ 3,621
Cosmetics & Personal Care - 0.35%
Colgate-Palmolive India Ltd 51,108 1,115
Diversified Financial Services - 5.27%
Bajaj Finance Ltd 49,327 2,797
CTBC Financial Holding Co Ltd 2,846,000 1,978
Housing Development Finance Corp Ltd 198,833 5,967
Muthoot Finance Ltd 163,942 1,633
Qudian Inc ADR
(d),(e)
248,315 1,721
Tisco Financial Group PCL 838,100 2,706
$ 16,802
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 0.43%
Delta Electronics Inc 312,000 $ 1,370
Electronics - 0.53%
Taiwan Union Technology Corp 382,000 1,674
Engineering & Construction - 1.31%
Daelim Industrial Co Ltd 9,988 777
Larsen & Toubro Ltd 163,497 3,392
$ 4,169
Food - 2.63%
Charoen Pokphand Foods PCL 592,000 495
Indofood Sukses Makmur Tbk PT 1,951,500 1,069
Nestle India Ltd 6,583 1,386
Uni-President Enterprises Corp 1,236,000 3,053
X5 Retail Group NV 71,220 2,382
$ 8,385
Forest Products & Paper - 0.37%
Mondi PLC 57,602 1,194
Gas - 1.12%
ENN Energy Holdings Ltd 229,900 2,623
Perusahaan Gas Negara Tbk PT 6,387,900 959
$ 3,582
Insurance - 6.82%
AIA Group Ltd 166,800 1,661
BB Seguridade Participacoes SA 336,800 2,851
IRB Brasil Resseguros S/A 358,300 3,366
PICC Property & Casualty Co Ltd 2,316,000 2,931
Ping An Insurance Group Co of China Ltd 726,000 8,379
Powszechny Zaklad Ubezpieczen SA 264,612 2,561
$ 21,749
Internet - 16.78%
AfreecaTV Co Ltd 18,300 1,160
Alibaba Group Holding Ltd ADR
(d)
101,983 18,017
JD.com Inc ADR
(d)
95,294 2,969
Just Dial Ltd
( d)
191,726 1,591
Meituan Dianping
( d)
133,300 1,590
MercadoLibre Inc
( d)
2,854 1,489
Naspers Ltd 36,635 5,184
Prosus NV
( d)
37,227 2,567
Tencent Holdings Ltd 371,900 15,085
Vipshop Holdings Ltd ADR
(d)
333,897 3,853
$ 53,505
Iron & Steel - 1.38%
Eregli Demir ve Celik Fabrikalari TAS 335,622 384
Severstal PJSC 129,214 1,766
Vale SA
( d)
191,189 2,252
$ 4,402
Mining - 1.07%
MMC Norilsk Nickel PJSC ADR 122,964 3,410
Miscellaneous Manufacturers - 1.24%
Largan Precision Co Ltd 27,000 3,962
Oil & Gas - 8.44%
China Petroleum & Chemical Corp 4,084,000 2,323
CNOOC Ltd 1,776,000 2,643
Gazprom PJSC ADR 436,169 3,497
LUKOIL PJSC ADR 75,391 6,947
Petrobras Distribuidora SA 370,800 2,626
Petroleo Brasileiro SA 163,200 1,330
PTT Exploration & Production PCL 411,900 1,643
Reliance Industries Ltd 285,487 5,884
$ 26,893
Pharmaceuticals - 0.55%
China National Accord Medicines Corp Ltd 267,275 1,768
Pipelines - 0.73%
Petronet LNG Ltd 574,871 2,320
Real Estate - 0.90%
Sunac China Holdings Ltd 631,000 2,862

Schedule of Investments
International Emerging Markets Fund
October 31, 2019
See accompanying notes.
350
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 6.14%
ANTA Sports Products Ltd 510,000 $ 4,989
Atacadao SA 364,400 1,744
Home Product Center PCL 4,062,200 2,303
Lojas Renner SA 235,040 2,982
Wal-Mart de Mexico SAB de CV 1,763,400 5,285
Yum China Holdings Inc 53,265 2,264
$ 19,567
Semiconductors - 12.94%
Realtek Semiconductor Corp
( d)
209,000 1,550
Samsung Electronics Co Ltd 380,280 16,436
SK Hynix Inc 66,346 4,665
Taiwan Semiconductor Manufacturing Co Ltd 1,897,685 18,597
$ 41,248
Software - 1.29%
NetEase Inc ADR 14,351 4,102
Telecommunications - 2.75%
Accton Technology Corp 379,000 2,255
China Mobile Ltd 354,500 2,881
China Telecom Corp Ltd 6,590,000 2,803
KT Corp 36,360 828
$ 8,767
Transportation - 0.82%
Hyundai Glovis Co Ltd 20,201 2,617
Water - 0.77%
Guangdong Investment Ltd 1,130,000 2,446
TOTAL COMMON STOCKS $ 310,873
PREFERRED STOCKS - 2.18% Shares Held Value (000's)
Banks - 0.96%
Banco Bradesco SA 0.19% 347,300 $ 3,054
Oil & Gas - 1.22%
Petroleo Brasileiro SA 0.02% 512,400 3,882
TOTAL PREFERRED STOCKS $ 6,936
Total Investments $ 319,780
Other Assets and Liabilities -  (0.31)% (987)
TOTAL NET ASSETS - 100.00% $ 318,793
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $22 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Location Percent
China 28.56%
Korea, Republic Of 13.25%
India 12.40%
Taiwan 11.36%
Brazil 8.58%
Russian Federation 6.24%
Thailand 4.19%
Mexico 2.54%
Indonesia 2.38%
South Africa 2.28%
Hong Kong 2.19%
Hungary 1.34%
Peru 1.00%
United Arab Emirates 0.82%
Netherlands 0.80%
Poland 0.80%
United States 0.62%
Argentina 0.47%
United Kingdom 0.37%
Turkey 0.12%
Other Assets and Liabilities
(0.31)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 36,392 $ 368,051 $ 402,494 $ 1,949
$ 36,392 $ 368,051 $ 402,494 $ 1,949
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 207 $ — $ — $ —
$ 207 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
International Fund I
October 31, 2019
See accompanying notes.
351
INVESTMENT COMPANIES - 1.29% Shares Held Value (000's)
Money Market Funds - 1.29%
BlackRock Liquidity FedFund 1.71%
(a),(b)
549,126 $ 549
Principal Government Money Market Fund
1.65%
(a),(c)
3,997,904 3,998
$ 4,547
TOTAL INVESTMENT COMPANIES $ 4,547
COMMON STOCKS - 98.58% Shares Held Value (000's)
Aerospace & Defense - 1.79%
MTU Aero Engines AG 14,157 3,786
Safran SA 16,000 2,534
$ 6,320
Apparel - 3.15%
Kering SA 6,811 3,876
LVMH Moet Hennessy Louis Vuitton SE 11,378 4,859
Moncler SpA 60,900 2,350
$ 11,085
Automobile Parts & Equipment - 1.01%
Hyundai Mobis Co Ltd 6,400 1,305
Weichai Power Co Ltd 1,422,000 2,238
$ 3,543
Banks - 5.92%
Banca Generali SpA 59,000 1,926
Banco do Brasil SA 261,000 3,124
China Merchants Bank Co Ltd 942,500 4,495
DBS Group Holdings Ltd 183,900 3,505
Macquarie Group Ltd 27,346 2,525
Royal Bank of Canada 29,800 2,404
Sberbank of Russia PJSC ADR 194,243 2,861
$ 20,840
Building Materials - 2.68%
Anhui Conch Cement Co Ltd 875,400 5,232
Sika AG 24,460 4,205
$ 9,437
Commercial Services - 3.86%
Ashtead Group PLC 199,137 6,063
Localiza Rent a Car SA 303,000 3,249
QinetiQ Group PLC 439,000 1,789
YDUQS Part 255,000 2,488
$ 13,589
Computers - 7.34%
Bechtle AG 21,500 2,328
CGI Inc
(d)
26,500 2,060
Infosys Ltd ADR 483,000 4,632
Itochu Techno-Solutions Corp 67,500 1,818
Nomura Research Institute Ltd 147,900 3,140
NS Solutions Corp 49,000 1,666
Otsuka Corp 74,500 3,004
Teleperformance 22,322 5,064
Wiwynn Corp 112,000 2,131
$ 25,843
Cosmetics & Personal Care - 1.08%
L'Oreal SA 13,000 3,797
Diversified Financial Services - 3.59%
Azimut Holding SpA 152,892 3,144
B3 SA - Brasil Bolsa Balcao 215,000 2,595
Chailease Holding Co Ltd 571,505 2,575
E.Sun Financial Holding Co Ltd 3,229,370 2,918
Qudian Inc ADR
(d),(e)
206,000 1,428
$ 12,660
Electrical Components & Equipment - 0.82%
Schneider Electric SE 31,000 2,881
Electronics - 3.81%
Halma PLC 122,800 2,980
Merry Electronics Co Ltd 316,000 1,546
Radiant Opto-Electronics Corp 540,000 2,144
Zhen Ding Technology Holding Ltd 1,429,000 6,757
$ 13,427
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 1.80%
Alten SA 18,500 $ 2,035
Grupo Aeroportuario del Centro Norte SAB de
CV
311,000 2,158
HomeServe PLC 142,000 2,133
$ 6,326
Entertainment - 0.80%
Evolution Gaming Group AB
(f)
117,500 2,810
Food - 2.45%
Greencore Group PLC 827,000 2,486
Nestle SA 42,000 4,493
X5 Retail Group NV 49,000 1,639
$ 8,618
Gas - 2.76%
China Gas Holdings Ltd 438,000 1,866
China Resources Gas Group Ltd 458,000 2,761
ENN Energy Holdings Ltd 446,400 5,093
$ 9,720
Healthcare - Products - 0.48%
Lifco AB 34,000 1,696
Home Builders - 1.29%
Barratt Developments PLC 238,000 1,946
Berkeley Group Holdings PLC 45,783 2,610
$ 4,556
Home Furnishings - 1.14%
Howden Joinery Group PLC 358,000 2,680
Sony Corp 22,000 1,339
$ 4,019
Insurance - 11.15%
Allianz SE 20,623 5,037
Assicurazioni Generali SpA 128,000 2,596
Legal & General Group PLC 1,156,230 3,952
Manulife Financial Corp 191,000 3,557
PICC Property & Casualty Co Ltd 2,122,000 2,685
Ping An Insurance Group Co of China Ltd 575,670 6,644
Sun Life Financial Inc 80,500 3,612
Swiss Life Holding AG 10,664 5,341
Tokio Marine Holdings Inc 108,037 5,841
$ 39,265
Internet - 5.23%
Alibaba Group Holding Ltd ADR
(d)
27,600 4,876
Autohome Inc ADR
(d)
33,500 2,833
JD.com Inc ADR
(d)
83,000 2,585
Rightmove PLC 237,000 1,840
Tencent Holdings Ltd 110,500 4,482
Vipshop Holdings Ltd ADR
(d)
157,000 1,812
$ 18,428
Iron & Steel - 2.30%
Evraz PLC 280,197 1,337
Fortescue Metals Group Ltd 299,000 1,830
Kumba Iron Ore Ltd 102,518 2,498
Severstal PJSC 179,300 2,451
$ 8,116
Leisure Products & Services - 1.09%
BRP Inc 58,000 2,602
Koshidaka Holdings Co Ltd 86,000 1,249
$ 3,851
Machinery - Diversified - 0.84%
Atlas Copco AB - A Shares 84,000 2,965
Media - 0.65%
Informa PLC 226,000 2,272
Mining - 5.66%
Anglo American PLC 148,500 3,822
MMC Norilsk Nickel PJSC ADR 178,952 4,963
Northern Star Resources Ltd 394,000 2,671
Polymetal International PLC 141,000 2,319
Regis Resources Ltd 462,000 1,566
Rio Tinto PLC 63,000 3,280

Schedule of Investments
International Fund I
October 31, 2019
See accompanying notes.
352
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Saracen Mineral Holdings Ltd
(d)
508,000 $ 1,314
$ 19,935
Miscellaneous Manufacturers - 0.37%
Amano Corp 44,000 1,301
Oil & Gas - 2.72%
Beach Energy Ltd 1,542,000 2,426
LUKOIL PJSC ADR 33,000 3,041
Novatek PJSC 10,000 2,145
Parex Resources Inc
(d)
145,000 1,965
$ 9,577
Pharmaceuticals - 5.00%
Astellas Pharma Inc 175,000 3,004
Novo Nordisk A/S 29,000 1,595
Roche Holding AG 22,740 6,844
Sawai Pharmaceutical Co Ltd 33,000 1,862
Sino Biopharmaceutical Ltd 1,457,000 2,169
YiChang HEC ChangJiang Pharmaceutical Co
Ltd
(f)
346,000 2,122
$ 17,596
Private Equity - 2.10%
3i Group PLC 220,000 3,215
Partners Group Holding AG 5,370 4,196
$ 7,411
Retail - 3.86%
Alimentation Couche-Tard Inc 116,000 3,479
ANTA Sports Products Ltd 353,600 3,459
JD Sports Fashion PLC 379,300 3,773
Next PLC 34,000 2,900
$ 13,611
Semiconductors - 4.63%
Dialog Semiconductor PLC
(d)
47,000 2,114
Lasertec Corp 44,000 3,163
Novatek Microelectronics Corp 342,000 2,191
Realtek Semiconductor Corp
(d)
480,000 3,561
Taiwan Semiconductor Manufacturing Co Ltd 44,024 431
Taiwan Semiconductor Manufacturing Co Ltd
ADR
93,700 4,838
$ 16,298
Software - 3.75%
Constellation Software Inc/Canada 1,650 1,630
NetEase Inc ADR 11,671 3,336
Open Text Corp 50,000 2,020
Temenos AG
(d)
23,494 3,361
TIS Inc 47,000 2,850
$ 13,197
Telecommunications - 1.54%
Accton Technology Corp 410,000 2,439
Nice Ltd ADR
(d)
18,900 2,982
$ 5,421
Toys, Games & Hobbies - 1.40%
Bandai Namco Holdings Inc 80,200 4,931
Transportation - 0.52%
TFI International Inc 57,000 1,816
TOTAL COMMON STOCKS $ 347,158
Total Investments $ 351,705
Other Assets and Liabilities -  0.13% 460
TOTAL NET ASSETS - 100.00% $ 352,165
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $549 or
0.16% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,932 or 1.40% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 15.15%
United Kingdom 13.44%
Japan 9.98%
Taiwan 8.96%
Switzerland 8.09%
Canada 7.13%
France 7.12%
Russian Federation 5.88%
Australia 3.50%
Brazil 3.26%
Germany 3.16%
Italy 2.85%
Sweden 2.12%
Hong Kong 1.93%
India 1.32%
United States 1.29%
Singapore 0.99%
Israel 0.85%
Ireland 0.71%
South Africa 0.71%
Mexico 0.61%
Denmark 0.45%
Korea, Republic Of 0.37%
Other Assets and Liabilities
0.13%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
October 31, 2019
See accompanying notes.
353
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 901 $ 125,458 $ 122,361 $ 3,998
$ 901 $ 125,458 $ 122,361 $ 3,998
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 78 $ — $ — $ —
$ 78 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2019
See accompanying notes.
354
INVESTMENT COMPANIES - 1.24% Shares Held Value (000's)
Money Market Funds - 1.23%
BlackRock Liquidity FedFund 1.71%
(a),(b)
22,925,472 $ 22,926
Principal Government Money Market Fund
1.65%
(a),(b),(c)
99,164,926 99,16 5
$ 122,09 1
Principal Exchange-Traded Funds - 0.01%
Principal Millennials Index ETF
( c),(d)
12,150 474
Principal Price Setters Index ETF
( c)
4,100 159
Principal Sustainable Momentum Index ETF
( c)
1,900 53
Principal U.S. Mega-Cap Multi-Factor Index ETF
( c),(d)
13,396 398
$ 1,084
TOTAL INVESTMENT COMPANIES $ 123,17 5
COMMON STOCKS - 97.97% Shares Held Value (000's)
Advertising - 0.02%
Interpublic Group of Cos Inc/The 4,174 91
Omnicom Group Inc 9,573 739
Trade Desk Inc/ The
( e)
3,579 718
$ 1,548
Aerospace & Defense - 3.02%
Boeing Co/The 615,816 209,322
General Dynamics Corp 1,020 180
HEICO Corp 3,816 471
HEICO Corp - Class A 7,078 674
L3Harris Technologies Inc 209,733 43,270
Lockheed Martin Corp 22,231 8,374
Northrop Grumman Corp 89,943 31,704
Raytheon Co 10,387 2,204
Spirit AeroSystems Holdings Inc 8,473 693
TransDigm Group Inc 3,348 1,762
$ 298,654
Agriculture - 0.23%
Altria Group Inc 92,440 4,141
Philip Morris International Inc 227,938 18,563
$ 22,704
Airlines - 0.03%
Alaska Air Group Inc 6,125 425
Delta Air Lines Inc 6,997 386
JetBlue Airways Corp
( e)
6,078 117
Southwest Airlines Co 25,559 1,435
United Airlines Holdings Inc
( e)
5,427 493
$ 2,856
Apparel - 0.54%
Capri Holdings Ltd
( e)
6,974 217
Carter's Inc 2,355 236
Columbia Sportswear Co 2,617 237
Hanesbrands Inc 28,415 432
NIKE Inc 554,936 49,694
Skechers U.S.A. Inc
( e)
5,382 201
VF Corp 26,098 2,148
$ 53,165
Automobile Manufacturers - 0.03%
Tesla Inc
( e)
8,398 2,645
Automobile Parts & Equipment - 0.68%
Allison Transmission Holdings Inc 11,779 514
Aptiv PLC 737,391 66,033
WABCO Holdings Inc
( e)
4,047 545
$ 67,092
Banks - 0.01%
CIT Group Inc 1,498 64
Comerica Inc 1,183 77
Signature Bank/New York NY 2,264 268
SVB Financial Group
( e)
450 100
Synovus Financial Corp 1,509 51
Western Alliance Bancorp 1,353 67
$ 627
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 1.52%
Brown-Forman Corp - A Shares 4,005 $ 249
Brown-Forman Corp - B Shares 1,875,800 122,903
Coca-Cola Co/The 223,322 12,155
Monster Beverage Corp
( e)
31,202 1,751
PepsiCo Inc 100,301 13,758
$ 150,816
Biotechnology - 2.15%
Alexion Pharmaceuticals Inc
( e)
182,740 19,261
Alnylam Pharmaceuticals Inc
( e)
7,154 620
Amgen Inc 45,418 9,685
Biogen Inc
( e)
5,359 1,601
BioMarin Pharmaceutical Inc
( e)
14,416 1,055
Celgene Corp
( e)
56,890 6,146
Exact Sciences Corp
( e)
10,305 896
Exelixis Inc
( e)
10,371 160
Gilead Sciences Inc 14,842 946
Illumina Inc
( e)
332,328 98,210
Incyte Corp
( e)
14,338 1,203
Ionis Pharmaceuticals Inc
( e)
10,315 575
Moderna Inc
( e)
2,554 43
Regeneron Pharmaceuticals Inc
( e)
1,359 416
Sage Therapeutics Inc
( e)
4,059 551
Seattle Genetics Inc
( e)
8,797 945
Vertex Pharmaceuticals Inc
( e)
357,721 69,927
$ 212,240
Building Materials - 0.04%
Armstrong World Industries Inc 5,194 486
Eagle Materials Inc 3,318 303
Fortune Brands Home & Security Inc 5,078 305
Lennox International Inc 2,919 722
Martin Marietta Materials Inc 1,650 432
Vulcan Materials Co 9,913 1,416
$ 3,664
Chemicals - 1.84%
Air Products & Chemicals Inc 4,578 976
CF Industries Holdings Inc 2,363 107
Ecolab Inc 22,635 4,347
NewMarket Corp 583 283
PPG Industries Inc 6,507 814
RPM International Inc 1,984 144
Sherwin-Williams Co/The 305,799 175,015
WR Grace & Co 5,004 333
$ 182,019
Commercial Services - 5.35%
Automatic Data Processing Inc 26,034 4,224
Avalara Inc
( e)
4,756 338
Booz Allen Hamilton Holding Corp 13,087 921
Bright Horizons Family Solutions Inc
( e)
5,267 782
Cintas Corp 535,369 143,837
CoreLogic Inc/United States
( e)
2,710 110
CoStar Group Inc
( e)
27,248 14,973
Equifax Inc 8,675 1,186
Euronet Worldwide Inc
( e)
5,005 701
FleetCor Technologies Inc
( e)
7,386 2,173
Gartner Inc
( e)
7,732 1,191
Global Payments Inc 676,878 114,514
Grand Canyon Education Inc
( e)
951 88
H&R Block Inc 6,184 155
IHS Markit Ltd
( e)
21,824 1,528
MarketAxess Holdings Inc 2,988 1,101
Moody's Corp 9,817 2,167
Morningstar Inc 1,667 270
Nielsen Holdings PLC 8,198 165
Paylocity Holding Corp
( e)
3,576 367
PayPal Holdings Inc
( e)
2,201,022 229,126
Robert Half International Inc 10,920 625
Rollins Inc 13,836 527
S&P Global Inc 14,713 3,796
Sabre Corp 9,053 213

Schedule of Investments
LargeCap Growth Fund I
October 31, 2019
See accompanying notes.
355
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Service Corp International/US 7,292 $ 332
ServiceMaster Global Holdings Inc
( e)
3,003 121
TransUnion 16,389 1,354
Verisk Analytics Inc 13,606 1,969
WEX Inc
( e)
4,029 762
$ 529,616
Computers - 3.74%
Accenture PLC - Class A 70,670 13,104
Apple Inc 900,466 224,000
Cognizant Technology Solutions Corp 2,781 169
EPAM Systems Inc
( e)
4,965 874
Fortinet Inc
( e)
13,188 1,075
Genpact Ltd 3,156,082 123,624
HP Inc 75,472 1,311
International Business Machines Corp 32,110 4,294
NCR Corp
( e)
12,714 371
NetApp Inc 22,886 1,279
Zscaler Inc
( e)
6,406 282
$ 370,383
Consumer Products - 0.04%
Avery Dennison Corp 6,687 855
Church & Dwight Co Inc 19,858 1,389
Clorox Co/The 8,386 1,238
$ 3,482
Cosmetics & Personal Care - 1.43%
Estee Lauder Cos Inc/The 748,487 139,421
Procter & Gamble Co/The 17,275 2,151
$ 141,572
Distribution & Wholesale - 0.04%
Copart Inc
( e)
17,245 1,425
LKQ Corp
( e)
7,222 246
Pool Corp 3,593 745
WW Grainger Inc 3,837 1,185
$ 3,601
Diversified Financial Services - 5.74%
Alliance Data Systems Corp 1,172 117
American Express Co 34,982 4,103
Ameriprise Financial Inc 1,734 262
Cboe Global Markets Inc 2,281 263
Charles Schwab Corp/The 746,066 30,372
Credit Acceptance Corp
( e)
767 336
Discover Financial Services 9,359 751
E*TRADE Financial Corp 4,123 172
Evercore Inc - Class A 1,353 100
Interactive Brokers Group Inc - A Shares 1,948 93
Intercontinental Exchange Inc 491,054 46,316
Lazard Ltd 3,555 133
LPL Financial Holdings Inc 6,988 565
Mastercard Inc 85,831 23,759
Raymond James Financial Inc 2,522 210
SEI Investments Co 5,200 311
Synchrony Financial 15,637 553
T Rowe Price Group Inc 5,489 636
TD Ameritrade Holding Corp 560,498 21,512
Visa Inc 2,439,342 436,301
Western Union Co/The 14,055 352
$ 567,217
Electric - 0.92%
NextEra Energy Inc 248,785 59,296
Sempra Energy 216,387 31,270
$ 90,566
Electrical Components & Equipment - 0.03%
AMETEK Inc 15,926 1,460
Emerson Electric Co 3,185 223
Hubbell Inc 3,211 455
Universal Display Corp 4,003 801
$ 2,939
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 2.91%
Agilent Technologies Inc 3,838 $ 291
Allegion PLC 6,856 796
Amphenol Corp 1,253,143 125,728
FLIR Systems Inc 2,985 154
Fortive Corp 1,784,701 123,144
Honeywell International Inc 181,068 31,276
Jabil Inc 6,898 254
Keysight Technologies Inc
( e)
16,120 1,627
Mettler-Toledo International Inc
( e)
2,110 1,487
National Instruments Corp 3,125 129
PerkinElmer Inc 2,772 238
Sensata Technologies Holding PLC
( e)
7,301 374
Trimble Inc
( e)
6,449 257
Waters Corp
( e)
5,894 1,247
Woodward Inc 4,572 488
$ 287,490
Entertainment - 0.02%
Live Nation Entertainment Inc
( e)
10,573 745
Madison Square Garden Co/ The
( e)
183 49
Six Flags Entertainment Corp 1,650 70
Vail Resorts Inc 3,230 750
$ 1,614
Environmental Control - 0.02%
Republic Services Inc 2,332 204
Waste Management Inc 19,893 2,232
$ 2,436
Food - 0.08%
Campbell Soup Co 7,658 355
Hershey Co/The 10,175 1,494
Kellogg Co 7,601 483
Lamb Weston Holdings Inc 3,203 250
McCormick & Co Inc/MD 6,405 1,029
Pilgrim's Pride Corp
( e)
1,978 60
Post Holdings Inc
( e)
2,337 241
Sprouts Farmers Market Inc
( e)
5,034 98
Sysco Corp 48,680 3,888
TreeHouse Foods Inc
( e)
988 53
$ 7,951
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 5,542 496
Healthcare - Products - 9.10%
Abbott Laboratories 44,675 3,735
ABIOMED Inc
( e)
3,823 794
Align Technology Inc
( e)
6,588 1,662
Avantor Inc
( e)
1,550,687 22,035
Baxter International Inc 13,559 1,040
Becton Dickinson and Co 319,168 81,707
Bio-Techne Corp 3,220 670
Boston Scientific Corp
( e)
83,053 3,463
Bruker Corp 10,631 473
Cooper Cos Inc/The 854 249
Danaher Corp 848,559 116,948
Edwards Lifesciences Corp
( e)
541,718 129,134
Henry Schein Inc
( e)
3,335 209
Hill-Rom Holdings Inc 3,544 371
Hologic Inc
( e)
19,312 933
ICU Medical Inc
( e)
793 128
IDEXX Laboratories Inc
( e)
7,108 2,026
Intuitive Surgical Inc
( e)
431,214 238,440
Masimo Corp
( e)
4,298 627
ResMed Inc 11,910 1,762
STERIS PLC 1,041 147
Stryker Corp 488,980 105,752
Teleflex Inc 3,908 1,358
Thermo Fisher Scientific Inc 612,242 184,885
Varian Medical Systems Inc
( e)
8,158 986
West Pharmaceutical Services Inc 5,028 723
$ 900,257

Schedule of Investments
LargeCap Growth Fund I
October 31, 2019
See accompanying notes.
356
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1.98%
Anthem Inc 70,107 $ 18,864
Centene Corp
( e)
513,735 27,270
Charles River Laboratories International Inc
( e)
4,517 587
Chemed Corp 1,493 588
Encompass Health Corp 5,457 349
HCA Healthcare Inc 566,781 75,688
Humana Inc 3,460 1,018
IQVIA Holdings Inc
( e)
6,800 982
Laboratory Corp of America Holdings
( e)
1,135 187
Molina Healthcare Inc
( e)
4,688 552
UnitedHealth Group Inc 270,002 68,229
WellCare Health Plans Inc
( e)
3,995 1,185
$ 195,499
Home Builders - 0.02%
Lennar Corp - A Shares 11,145 665
Lennar Corp - B Shares 2,769 130
NVR Inc
( e)
283 1,029
$ 1,824
Home Furnishings - 0.01%
Dolby Laboratories Inc 2,206 142
Tempur Sealy International Inc
( e)
4,218 384
$ 526
Housewares - 0.01%
Scotts Miracle-Gro Co/The 3,455 347
Toro Co/The 9,898 763
$ 1,110
Insurance - 0.13%
Alleghany Corp
( e)
133 103
Aon PLC 20,492 3,958
Arch Capital Group Ltd
( e)
4,587 192
Arthur J Gallagher & Co 3,321 303
Athene Holding Ltd
( e)
5,428 235
Axis Capital Holdings Ltd 988 59
Brown & Brown Inc 1,850 70
Erie Indemnity Co 1,368 252
Everest Re Group Ltd 1,054 271
Kemper Corp 1,242 89
Markel Corp
( e)
92 108
Marsh & McLennan Cos Inc 39,745 4,118
Primerica Inc 2,522 318
Progressive Corp/The 23,642 1,648
RenaissanceRe Holdings Ltd 1,437 269
Travelers Cos Inc/The 7,262 952
Voya Financial Inc 1,587 86
$ 13,031
Internet - 19.95%
Alibaba Group Holding Ltd ADR
(e)
1,063,035 187,806
Alphabet Inc - A Shares
( e)
178,731 224,986
Alphabet Inc - C Shares
( e)
225,642 284,334
Amazon.com Inc
( e)
320,354 569,160
Anaplan Inc
( e)
7,791 368
Booking Holdings Inc
( e)
89,837 184,056
CDW Corp/DE 12,851 1,644
eBay Inc 79,715 2,810
Etsy Inc
( e)
10,472 466
Expedia Group Inc 10,494 1,434
F5 Networks Inc
( e)
5,477 789
Facebook Inc
( e)
1,287,129 246,678
GoDaddy Inc
( e)
14,999 975
IAC/ InterActiveCorp
( e)
162,863 37,011
Match Group Inc
( d)
4,587 335
Netflix Inc
( e)
197,395 56,733
Okta Inc
( e)
94,734 10,333
Palo Alto Networks Inc
( e)
7,881 1,792
Proofpoint Inc
( e)
5,112 590
RingCentral Inc
( e)
6,430 1,039
Spotify Technology SA
( e)
248,858 35,910
Tencent Holdings Ltd ADR
(d)
2,221,785 89,982
Tencent Music Entertainment Group ADR
(e)
1,517,038 20,996
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
TripAdvisor Inc
( e)
7,857 $ 317
Twitter Inc
( e)
45,054 1,350
Uber Technologies Inc - Lockup Shares
( e),(f)
317,675 10,007
VeriSign Inc
( e)
6,578 1,250
$ 1,973,151
Leisure Products & Services - 0.01%
Norwegian Cruise Line Holdings Ltd
( e)
5,518 280
Planet Fitness Inc
( e)
8,057 513
Polaris Inc 4,699 464
$ 1,257
Lodging - 0.67%
Choice Hotels International Inc 2,310 204
Hilton Worldwide Holdings Inc 417,895 40,519
Las Vegas Sands Corp 363,479 22,478
Marriott International Inc/MD 16,587 2,099
MGM Resorts International 4,741 135
Wyndham Hotels & Resorts Inc 3,441 186
Wynn Resorts Ltd 6,821 828
$ 66,449
Machinery - Construction & Mining - 0.90%
BWX Technologies Inc 1,521,558 88,402
Caterpillar Inc 2,583 356
$ 88,758
Machinery - Diversified - 1.69%
Cognex Corp 14,940 769
Deere & Co 2,084 363
Dover Corp 6,193 643
Graco Inc 15,795 714
IDEX Corp 3,737 581
Middleby Corp/ The
( e)
5,362 649
Nordson Corp 5,035 790
Rockwell Automation Inc 10,125 1,741
Roper Technologies Inc 474,649 159,938
Xylem Inc/NY 15,602 1,196
$ 167,384
Media - 0.20%
Altice USA Inc
( e)
27,033 837
AMC Networks Inc
( e)
3,802 166
Cable One Inc 358 474
CBS Corp 24,439 881
Charter Communications Inc
( e)
5,623 2,631
Comcast Corp - Class A 283,990 12,728
FactSet Research Systems Inc 3,055 774
Fox Corp - A Shares 3,150 101
Fox Corp - B Shares 1,976 62
New York Times Co/The 3,030 94
Nexstar Media Group Inc 2,925 285
Sinclair Broadcast Group Inc 4,858 193
Sirius XM Holdings Inc 116,709 784
$ 20,010
Mining - 0.00%
Southern Copper Corp 5,886 209
Miscellaneous Manufacturers - 0.17%
3M Co 39,957 6,593
AO Smith Corp 3,196 159
AptarGroup Inc 2,310 273
Carlisle Cos Inc 4,625 704
Hexcel Corp 7,654 571
Illinois Tool Works Inc 32,266 5,439
Ingersoll-Rand PLC 25,864 3,282
$ 17,021
Office & Business Equipment - 0.01%
Zebra Technologies Corp
( e)
4,949 1,177
Oil & Gas - 0.22%
Cabot Oil & Gas Corp 21,085 393
Concho Resources Inc 302,554 20,428
Diamondback Energy Inc 2,750 236
Parsley Energy Inc 13,068 207

Schedule of Investments
LargeCap Growth Fund I
October 31, 2019
See accompanying notes.
357
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Pioneer Natural Resources Co 5,757 $ 708
$ 21,972
Packaging & Containers - 0.03%
Ball Corp 26,910 1,883
Berry Global Group Inc
( e)
5,004 208
Crown Holdings Inc
( e)
6,430 468
Sealed Air Corp 1,770 74
$ 2,633
Pharmaceuticals - 4.83%
AbbVie Inc 119,715 9,523
Agios Pharmaceuticals Inc
( e)
583 18
AmerisourceBergen Corp 13,482 1,151
Bristol-Myers Squibb Co 40,121 2,302
Cigna Corp 467,748 83,475
DexCom Inc
( e)
795,230 122,656
Eli Lilly & Co 182,957 20,848
Herbalife Nutrition Ltd
( e)
1,617 72
Horizon Therapeutics Plc
( e)
4,059 117
Jazz Pharmaceuticals PLC
( e)
4,583 576
Johnson & Johnson 44,336 5,854
McKesson Corp 2,432 323
Merck & Co Inc 215,393 18,666
Neurocrine Biosciences Inc
( e)
7,289 725
PRA Health Sciences Inc
( e)
5,580 545
Sarepta Therapeutics Inc
( e)
5,688 472
Zoetis Inc 1,648,065 210,821
$ 478,144
Pipelines - 0.01%
Cheniere Energy Inc
( e)
10,798 665
Equitrans Midstream Corp 2,182 30
ONEOK Inc 10,586 739
$ 1,434
Real Estate - 0.01%
CBRE Group Inc
( e)
10,571 566
Jones Lang LaSalle Inc 712 104
$ 670
REITs - 2.17%
American Homes 4 Rent 11,077 293
American Tower Corp 39,334 8,578
Americold Realty Trust 16,827 675
Brookfield Property REIT Inc 8,819 167
Crown Castle International Corp 38,713 5,373
Equinix Inc 5,013 2,841
Equity LifeStyle Properties Inc 14,706 1,028
Extra Space Storage Inc 8,574 963
Lamar Advertising Co 7,281 583
Outfront Media Inc 3,447 91
Public Storage 12,191 2,717
SBA Communications Corp 785,042 188,920
Simon Property Group Inc 16,275 2,452
Sun Communities Inc 2,030 330
UDR Inc 2,185 110
$ 215,121
Retail - 4.78%
Advance Auto Parts Inc 1,969 320
AutoZone Inc
( e)
2,100 2,403
Best Buy Co Inc 5,277 379
Burlington Stores Inc
( e)
5,432 1,044
CarMax Inc
( e)
7,002 652
Casey's General Stores Inc 739 126
Chipotle Mexican Grill Inc
( e)
2,141 1,666
Costco Wholesale Corp 385,655 114,582
Darden Restaurants Inc 10,817 1,214
Dollar General Corp 450,056 72,162
Dollar Tree Inc
( e)
10,986 1,213
Domino's Pizza Inc 3,670 997
Dunkin' Brands Group Inc 7,450 586
Home Depot Inc/The 53,233 12,487
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
L Brands Inc 7,523 $ 128
Lowe's Cos Inc 47,740 5,328
Lululemon Athletica Inc
( e)
121,756 24,872
McDonald's Corp 7,393 1,454
Nordstrom Inc 11,055 397
O'Reilly Automotive Inc
( e)
7,565 3,295
Restaurant Brands International Inc 495,219 32,407
Ross Stores Inc 482,057 52,867
Starbucks Corp 103,489 8,751
Target Corp 1,580 169
TJX Cos Inc/The 2,197,906 126,709
Tractor Supply Co 10,595 1,007
Ulta Beauty Inc
( e)
4,822 1,124
Wendy's Co/The 19,059 404
Williams-Sonoma Inc 2,287 153
Yum China Holdings Inc 25,446 1,082
Yum! Brands Inc 26,470 2,692
$ 472,670
Semiconductors - 2.46%
Advanced Micro Devices Inc
( e)
59,887 2,032
Analog Devices Inc 2,962 316
Applied Materials Inc 65,995 3,581
ASML Holding NV - NY Reg Shares 216,573 56,736
Broadcom Inc 23,141 6,777
Entegris Inc 13,336 640
KLA Corp 13,931 2,355
Lam Research Corp 16,269 4,409
Marvell Technology Group Ltd 1,458,808 35,580
Maxim Integrated Products Inc 10,750 631
Microchip Technology Inc 6,483 611
NVIDIA Corp 34,951 7,026
NXP Semiconductors NV 910,453 103,500
QUALCOMM Inc 72,844 5,860
Skyworks Solutions Inc 1,991 181
Teradyne Inc 15,971 978
Texas Instruments Inc 85,958 10,142
Xilinx Inc 21,778 1,976
$ 243,331
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 2,874 649
Software - 17.29%
Activision Blizzard Inc 2,444 137
Adobe Inc
( e)
320,291 89,019
Akamai Technologies Inc
( e)
13,424 1,161
Alteryx Inc
( e)
4,533 415
ANSYS Inc
( e)
7,441 1,638
Aspen Technology Inc
( e)
6,698 771
Atlassian Corp PLC
( e)
50,793 6,135
Autodesk Inc
( e)
940,267 138,557
Black Knight Inc
( e)
13,763 884
Broadridge Financial Solutions Inc 10,460 1,310
Cadence Design Systems Inc
( e)
24,743 1,617
CDK Global Inc 12,277 620
Ceridian HCM Holding Inc
( e)
6,403 309
Cerner Corp 27,427 1,841
Citrix Systems Inc 10,646 1,159
Coupa Software Inc
( e)
5,710 785
Dropbox Inc - A Shares
( e)
20,248 401
Electronic Arts Inc
( e)
1,588,898 153,169
Fair Isaac Corp
( e)
2,715 825
Fidelity National Information Services Inc 229,244 30,205
Fiserv Inc
( e)
33,772 3,585
HubSpot Inc
( e)
3,480 540
Intuit Inc 937,155 241,318
Jack Henry & Associates Inc 6,271 888
Manhattan Associates Inc
( e)
7,082 531
Microsoft Corp 4,133,090 592,561
MongoDB Inc
( e)
2,242 286
MSCI Inc 6,654 1,561

Schedule of Investments
LargeCap Growth Fund I
October 31, 2019
See accompanying notes.
358
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Oracle Corp 137,615 $ 7,499
Paychex Inc 27,628 2,311
Paycom Software Inc
( e)
25,999 5,499
Pegasystems Inc 4,139 311
RealPage Inc
( e)
7,551 457
salesforce.com Inc
( e)
1,328,846 207,951
ServiceNow Inc
( e)
168,406 41,640
Slack Technologies Inc
( d),(e)
365,984 8,052
Smartsheet Inc
( e)
9,054 357
SolarWinds Corp
( e)
6,259 119
Splunk Inc
( e)
433,294 51,978
SS&C Technologies Holdings Inc 17,883 930
Synopsys Inc
( e)
13,088 1,777
Take-Two Interactive Software Inc
( e)
4,294 517
Temenos AG ADR 71,218 10,220
Teradata Corp
( e)
11,996 359
Tyler Technologies Inc
( e)
3,512 943
Veeva Systems Inc
( e)
10,866 1,541
VMware Inc 362,823 57,424
Workday Inc
( e)
223,848 36,299
Zoom Video Communications Inc
( d),(e)
24,773 1,731
Zynga Inc
( e)
16,972 105
$ 1,710,248
Telecommunications - 0.23%
Arista Networks Inc
( e)
5,096 1,246
Cisco Systems Inc 383,766 18,233
Motorola Solutions Inc 7,274 1,210
Switch Inc 12,239 181
T-Mobile US Inc
( e)
13,346 1,103
Zayo Group Holdings Inc
( e)
18,407 628
$ 22,601
Toys, Games & Hobbies - 0.01%
Hasbro Inc 10,065 97 8
Transportation - 0.64%
CH Robinson Worldwide Inc 9,214 697
CSX Corp 36,238 2,546
Expeditors International of Washington Inc 11,403 832
Genesee & Wyoming Inc
( e)
1,675 186
JB Hunt Transport Services Inc 182,408 21,444
Landstar System Inc 3,567 404
Norfolk Southern Corp 118,695 21,602
Old Dominion Freight Line Inc 2,760 503
Union Pacific Corp 62,978 10,420
United Parcel Service Inc 41,833 4,818
$ 63,452
TOTAL COMMON STOCKS $ 9,688,9 59
CONVERTIBLE PREFERRED STOCKS
- 0.18% Shares Held Value (000's)
Internet - 0.18%
Airbnb Inc - Series D 0.00%
( e),(f),(g),(h)
121,527 $ 14,525
Airbnb Inc - Series E 0.00%
( e),(f),(g),(h)
29,361 3,509
$ 18,034
TOTAL CONVERTIBLE PREFERRED STOCKS $ 18,034
PREFERRED STOCKS - 0.14% Shares Held Value (000's)
Software - 0.11%
Magic Leap Inc - Series C 0.00%
( e),(f),(g),(h)
168,788 4,102
Magic Leap Inc - Series D 0.00%
( e),(f),(g),(h)
48,744 1,184
UIPATH Inc Ser D-1 0.00%
( e),(f),(h)
115,225 4,534
UIPATH Inc Ser D-2 0.00%
( e),(f),(h)
19,348 761
$ 10,581
Telecommunications - 0.03%
Aurora Innovation 0.00%
( e),(f),(h)
327,430 3,026
TOTAL PREFERRED STOCKS $ 13,607
Total Investments $ 9,843,77 5
Other Assets and Liabilities -  0.47% 46,18 7
TOTAL NET ASSETS - 100.00% $ 9,889,962
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $28,736 or 0.29 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $31,641 or
0.32% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 26.71%
Technology 23.61%
Communications 20.61%
Industrial 9.46%
Financial 8.06%
Consumer, Cyclical 6.85%
Basic Materials 1.84%
Money Market Funds 1.23%
Utilities 0.92%
Energy 0.23%
Domestic Equity Funds 0.01%
Other Assets and Liabilities
0.47%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Fund I
October 31, 2019
See accompanying notes.
359
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 154,115 $ 2,435,304 $ 2,490,25 4 $ 99,16 5
Principal Millennials Index ETF — 498 79 474
Principal Price Setters Index ETF — 165 27 159
Principal Sustainable Momentum Index ETF — 60 9 53
Principal U.S. Mega-Cap Multi-Factor Index ETF — 436 72 398
$ 154,115 $ 2,436,463 $ 2,490,44 1 $ 100,24 9
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 3,23 1 $ — $ — $ —
Principal Millennials Index ETF 2 (6) — 61
Principal Price Setters Index ETF 2 (1) — 22
Principal Sustainable Momentum Index ETF 1 (1) — 3
Principal U.S. Mega-Cap Multi-Factor Index ETF 9 (3) — 37
$ 3,2 45 $ (11) $ — $ 123
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 4,948 $ 14,525 0.15%
Airbnb Inc - Series E 0.00% 07/14/2015 2,733 3,509 0.03%
Aurora Innovation   0.00% 03/01/2019 3,026 3,026 0.03%
Magic Leap Inc - Series C   0.00% 01/20/2016 3,888 4,102 0.04%
Magic Leap Inc - Series D   0.00% 10/12/2017 1,316 1,184 0.01%
Uber Technologies Inc - Lockup Shares 12/05/2014-1/16/2018 12,122 10,007 0.10%
UIPATH Inc Ser D-1   0.00% 04/26/2019 4,534 4,534 0.05%
UIPATH Inc Ser D-2   0.00% 04/26/2019 761 761 0.01%
Total $ 41,648 0.42%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; December 2019 Long 510 $ 77,413 $ (125)
Total $ (125)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2019
See accompanying notes.
360
INVESTMENT COMPANIES - 0.77% Shares Held Value (000's)
Exchange-Traded Funds - 0.42%
iShares Core S&P 500 ETF 84,000 $ 25,617
Money Market Funds - 0.35%
BlackRock Liquidity FedFund 1.71%
(a),(b)
172,308 172
Principal Government Money Market Fund
1.65%
(a),(c)
20,672,610 20,673
$ 20,845
TOTAL INVESTMENT COMPANIES $ 46,462
COMMON STOCKS - 99.28% Shares Held Value (000's)
Advertising - 0.10%
Interpublic Group of Cos Inc/The 91,762 1,996
Omnicom Group Inc 51,548 3,979
$ 5,975
Aerospace & Defense - 2.48%
Arconic Inc 91,796 2,522
Boeing Co/The 126,680 43,060
General Dynamics Corp 55,444 9,802
L3Harris Technologies Inc 52,912 10,916
Lockheed Martin Corp 58,890 22,183
Northrop Grumman Corp 37,289 13,143
Raytheon Co 65,996 14,005
TransDigm Group Inc 11,763 6,191
United Technologies Corp 192,220 27,599
$ 149,421
Agriculture - 0.92%
Altria Group Inc 442,691 19,828
Archer-Daniels-Midland Co 131,989 5,549
Philip Morris International Inc 368,695 30,026
$ 55,403
Airlines - 0.39%
Alaska Air Group Inc 29,212 2,028
American Airlines Group Inc 93,911 2,823
Delta Air Lines Inc 137,133 7,553
Southwest Airlines Co 114,641 6,435
United Airlines Holdings Inc
( d)
52,360 4,757
$ 23,596
Apparel - 0.69%
Capri Holdings Ltd
( d)
35,920 1,116
Hanesbrands Inc 85,676 1,303
NIKE Inc 296,661 26,566
PVH Corp 17,571 1,531
Ralph Lauren Corp 12,285 1,180
Tapestry Inc 67,977 1,758
Under Armour Inc - Class A
( d)
44,585 921
Under Armour Inc - Class C
( d)
46,057 852
VF Corp 77,373 6,367
$ 41,594
Automobile Manufacturers - 0.42%
Ford Motor Co 928,702 7,977
General Motors Co 297,736 11,064
PACCAR Inc 82,080 6,243
$ 25,284
Automobile Parts & Equipment - 0.12%
Aptiv PLC 60,712 5,437
BorgWarner Inc 48,939 2,040
$ 7,477
Banks - 6.36%
Bank of America Corp 1,985,251 62,079
Bank of New York Mellon Corp/The 203,283 9,503
BB&T Corp 181,561 9,632
Citigroup Inc 535,340 38,470
Citizens Financial Group Inc 105,949 3,725
Comerica Inc 35,395 2,316
Fifth Third Bancorp 173,106 5,034
First Republic Bank/CA 39,864 4,240
Goldman Sachs Group Inc/The 76,687 16,363
Huntington Bancshares Inc/OH 245,943 3,475
JPMorgan Chase & Co 757,724 94,655
KeyCorp 237,748 4,272
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 31,676 $ 4,958
Morgan Stanley 297,666 13,708
Northern Trust Corp 50,924 5,076
PNC Financial Services Group Inc/The 105,515 15,479
Regions Financial Corp 236,447 3,807
State Street Corp 88,292 5,833
SunTrust Banks Inc 105,202 7,189
SVB Financial Group
( d)
12,214 2,705
US Bancorp 339,823 19,377
Wells Fargo & Co 950,165 49,057
Zions Bancorp NA 41,936 2,033
$ 382,986
Beverages - 1.88%
Brown-Forman Corp - B Shares 43,132 2,826
Coca-Cola Co/The 911,980 49,639
Constellation Brands Inc 39,631 7,543
Molson Coors Brewing Co 44,516 2,347
Monster Beverage Corp
( d)
91,678 5,146
PepsiCo Inc 331,331 45,448
$ 112,949
Biotechnology - 2.03%
Alexion Pharmaceuticals Inc
( d)
53,136 5,600
Amgen Inc 142,115 30,306
Biogen Inc
( d)
43,710 13,057
Celgene Corp
( d)
167,953 18,144
Corteva Inc 177,468 4,682
Gilead Sciences Inc 300,119 19,120
Illumina Inc
( d)
34,835 10,294
Incyte Corp
( d)
42,301 3,550
Regeneron Pharmaceuticals Inc
( d)
18,936 5,800
Vertex Pharmaceuticals Inc
( d)
60,910 11,907
$ 122,460
Building Materials - 0.36%
Fortune Brands Home & Security Inc 33,148 1,991
Johnson Controls International plc 188,562 8,170
Martin Marietta Materials Inc 14,796 3,875
Masco Corp 68,594 3,172
Vulcan Materials Co 31,348 4,479
$ 21,687
Chemicals - 1.82%
Air Products & Chemicals Inc 52,218 11,136
Albemarle Corp
( e)
25,116 1,526
Celanese Corp 29,324 3,553
CF Industries Holdings Inc 51,738 2,346
Dow Inc 176,123 8,892
DuPont de Nemours Inc 176,661 11,644
Eastman Chemical Co 32,465 2,469
Ecolab Inc 59,326 11,395
FMC Corp 30,910 2,828
International Flavors & Fragrances Inc 25,302 3,087
Linde PLC 128,107 25,410
LyondellBasell Industries NV 61,173 5,487
Mosaic Co/The 84,125 1,672
PPG Industries Inc 55,995 7,006
Sherwin-Williams Co/The 19,457 11,136
$ 109,587
Commercial Services - 2.08%
Automatic Data Processing Inc 102,833 16,683
Cintas Corp 19,673 5,285
Equifax Inc 28,646 3,916
FleetCor Technologies Inc
( d)
20,514 6,036
Gartner Inc
( d)
21,360 3,291
Global Payments Inc 71,101 12,029
H&R Block Inc 47,566 1,189
IHS Markit Ltd
( d)
95,050 6,655
MarketAxess Holdings Inc 8,947 3,298
Moody's Corp 38,559 8,510
Nielsen Holdings PLC 84,285 1,699
PayPal Holdings Inc
( d)
278,842 29,027

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2019
See accompanying notes.
361
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Quanta Services Inc 33,693 $ 1,417
Robert Half International Inc 27,860 1,595
Rollins Inc 33,371 1,272
S&P Global Inc 58,366 15,058
United Rentals Inc
( d)
18,286 2,442
Verisk Analytics Inc 38,746 5,607
$ 125,009
Computers - 5.69%
Accenture PLC - Class A 150,986 27,996
Apple Inc 1,006,677 250,421
Cognizant Technology Solutions Corp 130,880 7,976
DXC Technology Co 62,079 1,718
Fortinet Inc
( d)
33,633 2,743
Hewlett Packard Enterprise Co 309,395 5,077
HP Inc 351,177 6,100
International Business Machines Corp 209,930 28,074
Leidos Holdings Inc 32,035 2,762
NetApp Inc 56,380 3,150
Seagate Technology PLC 56,105 3,256
Western Digital Corp 70,145 3,623
$ 342,896
Consumer Products - 0.36%
Avery Dennison Corp 19,951 2,551
Church & Dwight Co Inc 58,555 4,095
Clorox Co/The 29,798 4,401
Kimberly-Clark Corp 81,566 10,839
$ 21,886
Cosmetics & Personal Care - 1.63%
Colgate-Palmolive Co 203,325 13,948
Coty Inc 69,704 815
Estee Lauder Cos Inc/The 52,423 9,765
Procter & Gamble Co/The 593,061 73,842
$ 98,370
Distribution & Wholesale - 0.24%
Copart Inc
( d)
47,778 3,948
Fastenal Co 135,888 4,884
LKQ Corp
( d)
73,037 2,483
WW Grainger Inc 10,475 3,235
$ 14,550
Diversified Financial Services - 4.25%
Affiliated Managers Group Inc 12,001 959
Alliance Data Systems Corp 9,709 971
American Express Co 161,222 18,908
Ameriprise Financial Inc 31,013 4,680
BlackRock Inc 27,839 12,853
Capital One Financial Corp 111,457 10,393
Cboe Global Markets Inc 26,465 3,047
Charles Schwab Corp/The 275,695 11,224
CME Group Inc 84,858 17,460
Discover Financial Services 75,416 6,053
E*TRADE Financial Corp 56,830 2,375
Franklin Resources Inc 66,840 1,841
Intercontinental Exchange Inc 132,805 12,526
Invesco Ltd 91,291 1,536
Mastercard Inc 211,564 58,563
Nasdaq Inc 27,319 2,726
Raymond James Financial Inc 29,284 2,445
Synchrony Financial 144,642 5,116
T Rowe Price Group Inc 55,824 6,464
Visa Inc 409,249 73,198
Western Union Co/The 100,452 2,517
$ 255,855
Electric - 3.28%
AES Corp/VA 157,315 2,682
Alliant Energy Corp 56,286 3,002
Ameren Corp 58,249 4,526
American Electric Power Co Inc 117,017 11,045
CenterPoint Energy Inc 119,013 3,460
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
CMS Energy Corp 67,250 $ 4,299
Consolidated Edison Inc 78,709 7,259
Dominion Energy Inc 194,773 16,078
DTE Energy Co 43,437 5,530
Duke Energy Corp 172,660 16,275
Edison International 84,858 5,338
Entergy Corp 47,117 5,724
Evergy Inc 55,800 3,566
Eversource Energy 76,685 6,422
Exelon Corp 230,241 10,474
FirstEnergy Corp 127,963 6,183
NextEra Energy Inc 115,821 27,605
NRG Energy Inc 59,952 2,405
Pinnacle West Capital Corp 26,613 2,505
PPL Corp 171,154 5,732
Public Service Enterprise Group Inc 119,823 7,586
Sempra Energy 65,061 9,402
Southern Co/The 247,693 15,520
WEC Energy Group Inc 74,750 7,056
Xcel Energy Inc 124,262 7,892
$ 197,566
Electrical Components & Equipment - 0.25%
AMETEK Inc 54,112 4,960
Emerson Electric Co 145,763 10,225
$ 15,185
Electronics - 1.26%
Agilent Technologies Inc 73,337 5,555
Allegion PLC 22,128 2,568
Amphenol Corp 70,488 7,072
FLIR Systems Inc 32,135 1,657
Fortive Corp 69,971 4,828
Garmin Ltd 34,237 3,210
Honeywell International Inc 170,506 29,451
Keysight Technologies Inc
( d)
44,451 4,486
Mettler-Toledo International Inc
( d)
5,832 4,111
PerkinElmer Inc 26,322 2,263
TE Connectivity Ltd 79,608 7,125
Waters Corp
( d)
15,821 3,348
$ 75,674
Engineering & Construction - 0.05%
Jacobs Engineering Group Inc 32,109 3,005
Environmental Control - 0.27%
Pentair PLC 39,823 1,652
Republic Services Inc 50,167 4,390
Waste Management Inc 92,489 10,378
$ 16,420
Food - 1.28%
Campbell Soup Co 39,965 1,851
Conagra Brands Inc 115,312 3,119
General Mills Inc 143,012 7,274
Hershey Co/The 35,300 5,184
Hormel Foods Corp 65,799 2,690
JM Smucker Co/The 27,026 2,856
Kellogg Co 58,926 3,744
Kraft Heinz Co/The 147,444 4,767
Kroger Co/The 189,296 4,664
Lamb Weston Holdings Inc 34,522 2,694
McCormick & Co Inc/MD 29,159 4,686
Mondelez International Inc 341,753 17,925
Sysco Corp 121,610 9,713
Tyson Foods Inc 69,830 5,781
$ 76,948
Forest Products & Paper - 0.07%
International Paper Co 93,093 4,066
Gas - 0.09%
Atmos Energy Corp 28,010 3,150
NiSource Inc 88,473 2,481
$ 5,631

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2019
See accompanying notes.
362
COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.13%
Snap-on Inc 13,084 $ 2,128
Stanley Black & Decker Inc 35,959 5,442
$ 7,570
Healthcare - Products - 4.05%
Abbott Laboratories 418,829 35,018
ABIOMED Inc
( d)
10,753 2,232
Align Technology Inc
( d)
17,223 4,345
Baxter International Inc 120,988 9,280
Becton Dickinson and Co 63,972 16,377
Boston Scientific Corp
( d)
330,099 13,765
Cooper Cos Inc/The 11,747 3,418
Danaher Corp 151,298 20,852
DENTSPLY SIRONA Inc 53,126 2,910
Edwards Lifesciences Corp
( d)
49,283 11,748
Henry Schein Inc
( d)
35,134 2,199
Hologic Inc
( d)
63,344 3,060
IDEXX Laboratories Inc
( d)
20,401 5,815
Intuitive Surgical Inc
( d)
27,312 15,102
Medtronic PLC 317,941 34,624
ResMed Inc 34,046 5,036
Stryker Corp 76,038 16,445
Teleflex Inc 10,956 3,806
Thermo Fisher Scientific Inc 94,902 28,659
Varian Medical Systems Inc
( d)
21,579 2,607
Zimmer Biomet Holdings Inc 48,654 6,725
$ 244,023
Healthcare - Services - 1.94%
Anthem Inc 60,623 16,312
Centene Corp
( d)
98,014 5,203
DaVita Inc
( d)
22,947 1,345
HCA Healthcare Inc 63,028 8,417
Humana Inc 32,012 9,418
IQVIA Holdings Inc
( d)
43,172 6,235
Laboratory Corp of America Holdings
( d)
23,153 3,815
Quest Diagnostics Inc 31,913 3,231
UnitedHealth Group Inc 224,576 56,750
Universal Health Services Inc 19,250 2,646
WellCare Health Plans Inc
( d)
11,922 3,536
$ 116,908
Home Builders - 0.23%
DR Horton Inc 79,751 4,177
Lennar Corp - A Shares 67,397 4,017
NVR Inc
( d)
813 2,956
PulteGroup Inc 61,084 2,397
$ 13,547
Home Furnishings - 0.06%
Leggett & Platt Inc 31,155 1,598
Whirlpool Corp 15,054 2,290
$ 3,888
Housewares - 0.03%
Newell Brands Inc 90,302 1,713
Insurance - 3.95%
Aflac Inc 175,453 9,327
Allstate Corp/The 78,011 8,302
American International Group Inc 206,146 10,917
Aon PLC 55,889 10,796
Arthur J Gallagher & Co 44,093 4,022
Assurant Inc 14,487 1,826
Berkshire Hathaway Inc - Class B
( d)
464,672 98,780
Chubb Ltd 108,002 16,462
Cincinnati Financial Corp 35,997 4,075
Everest Re Group Ltd 9,654 2,482
Globe Life Inc 23,787 2,315
Hartford Financial Services Group Inc/The 85,685 4,891
Lincoln National Corp 47,441 2,679
Loews Corp 61,625 3,020
Marsh & McLennan Cos Inc 119,984 12,433
MetLife Inc 188,628 8,826
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Principal Financial Group Inc 61,442 $ 3,280
Progressive Corp/The 138,546 9,657
Prudential Financial Inc 95,264 8,682
Travelers Cos Inc/The 61,705 8,087
Unum Group 49,441 1,362
Willis Towers Watson PLC 30,568 5,713
$ 237,934
Internet - 9.07%
Alphabet Inc - A Shares
( d)
70,981 89,351
Alphabet Inc - C Shares
( d)
71,612 90,239
Amazon.com Inc
( d)
98,465 174,939
Booking Holdings Inc
( d)
10,075 20,641
CDW Corp/DE 34,293 4,387
eBay Inc 186,841 6,586
Expedia Group Inc 33,139 4,529
F5 Networks Inc
( d)
14,249 2,053
Facebook Inc
( d)
570,096 109,259
Netflix Inc
( d)
103,755 29,820
Symantec Corp 134,742 3,083
TripAdvisor Inc
( d)
24,881 1,005
Twitter Inc
( d)
183,185 5,490
VeriSign Inc
( d)
24,686 4,691
$ 546,073
Iron & Steel - 0.06%
Nucor Corp 71,841 3,869
Leisure Products & Services - 0.21%
Carnival Corp 94,886 4,070
Harley-Davidson Inc 37,142 1,445
Norwegian Cruise Line Holdings Ltd
( d)
51,091 2,593
Royal Caribbean Cruises Ltd 40,721 4,432
$ 12,540
Lodging - 0.43%
Hilton Worldwide Holdings Inc 67,978 6,591
Las Vegas Sands Corp 80,210 4,960
Marriott International Inc/MD 64,782 8,198
MGM Resorts International 123,565 3,522
Wynn Resorts Ltd 22,952 2,785
$ 26,056
Machinery - Construction & Mining - 0.31%
Caterpillar Inc 133,320 18,371
Machinery - Diversified - 0.78%
Cummins Inc 37,391 6,449
Deere & Co 74,618 12,994
Dover Corp 34,465 3,581
Flowserve Corp 31,084 1,518
IDEX Corp 17,973 2,795
Rockwell Automation Inc 27,728 4,769
Roper Technologies Inc 24,645 8,304
Wabtec Corp 43,156 2,994
Xylem Inc/NY 42,662 3,272
$ 46,676
Media - 2.27%
CBS Corp 77,547 2,795
Charter Communications Inc
( d)
38,314 17,926
Comcast Corp - Class A 1,074,809 48,173
Discovery Inc - A Shares
( d)
37,450 1,009
Discovery Inc - C Shares
( d)
82,221 2,075
DISH Network Corp
( d)
57,012 1,960
Fox Corp - A Shares 83,991 2,691
Fox Corp - B Shares 38,476 1,202
News Corp - A Shares 91,388 1,253
News Corp - B Shares 28,858 408
Viacom Inc - B Shares 83,880 1,808
Walt Disney Co/The 426,881 55,460
$ 136,760

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2019
See accompanying notes.
363
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.18%
Freeport-McMoRan Inc 343,824 $ 3,377
Newmont Goldcorp Corp 194,294 7,719
$ 11,096
Miscellaneous Manufacturers - 1.34%
3M Co 136,326 22,492
AO Smith Corp 32,786 1,629
Eaton Corp PLC 99,530 8,670
General Electric Co 2,068,097 20,640
Illinois Tool Works Inc 69,758 11,760
Ingersoll-Rand PLC 57,247 7,264
Parker-Hannifin Corp 30,437 5,585
Textron Inc 54,534 2,513
$ 80,553
Office & Business Equipment - 0.03%
Xerox Holdings Corp 45,098 1,530
Oil & Gas - 3.55%
Apache Corp 89,092 1,930
Cabot Oil & Gas Corp 99,149 1,848
Chevron Corp 449,878 52,249
Cimarex Energy Co 24,042 1,015
Concho Resources Inc 47,650 3,217
ConocoPhillips 263,076 14,522
Devon Energy Corp 95,786 1,943
Diamondback Energy Inc 38,637 3,313
EOG Resources Inc 137,530 9,532
Exxon Mobil Corp 1,002,666 67,750
Helmerich & Payne Inc 25,934 972
Hess Corp 61,331 4,032
HollyFrontier Corp 35,881 1,971
Marathon Oil Corp 190,538 2,197
Marathon Petroleum Corp 156,006 9,977
Noble Energy Inc 113,333 2,183
Occidental Petroleum Corp 211,969 8,585
Phillips 66 106,293 12,417
Pioneer Natural Resources Co 39,609 4,873
Valero Energy Corp 98,204 9,524
$ 214,050
Oil & Gas Services - 0.37%
Baker Hughes Co 153,809 3,291
Halliburton Co 207,573 3,996
National Oilwell Varco Inc 91,447 2,069
Schlumberger Ltd 327,737 10,714
TechnipFMC PLC 99,457 1,962
$ 22,032
Packaging & Containers - 0.26%
Amcor PLC 384,967 3,665
Ball Corp 78,677 5,505
Packaging Corp of America 22,432 2,455
Sealed Air Corp 36,619 1,530
Westrock Co 60,983 2,279
$ 15,434
Pharmaceuticals - 5.64%
AbbVie Inc 350,363 27,871
Allergan PLC 77,735 13,690
AmerisourceBergen Corp 36,039 3,077
Bristol-Myers Squibb Co 387,635 22,239
Cardinal Health Inc 70,650 3,494
Cigna Corp 89,484 15,969
CVS Health Corp 308,185 20,460
Eli Lilly & Co 201,330 22,942
Johnson & Johnson 625,417 82,580
McKesson Corp 43,818 5,828
Merck & Co Inc 606,745 52,581
Mylan NV
( d)
122,248 2,341
Perrigo Co PLC 32,241 1,709
Pfizer Inc 1,310,720 50,292
Zoetis Inc 113,169 14,477
$ 339,550
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0.37%
Kinder Morgan Inc/DE 461,359 $ 9,218
ONEOK Inc 97,863 6,834
Williams Cos Inc/The 287,218 6,408
$ 22,460
Real Estate - 0.07%
CBRE Group Inc
( d)
79,703 4,268
REITs - 3.06%
Alexandria Real Estate Equities Inc 26,877 4,267
American Tower Corp 104,905 22,878
Apartment Investment & Management Co 35,281 1,936
AvalonBay Communities Inc 33,095 7,203
Boston Properties Inc 34,065 4,674
Crown Castle International Corp 98,523 13,674
Digital Realty Trust Inc 49,372 6,272
Duke Realty Corp 85,653 3,010
Equinix Inc 20,099 11,392
Equity Residential 82,610 7,324
Essex Property Trust Inc 15,575 5,095
Extra Space Storage Inc 30,455 3,419
Federal Realty Investment Trust 16,519 2,247
Healthpeak Properties Inc 116,380 4,378
Host Hotels & Resorts Inc 172,969 2,835
Iron Mountain Inc 68,037 2,232
Kimco Realty Corp 100,026 2,157
Macerich Co/The 26,111 718
Mid-America Apartment Communities Inc 27,025 3,756
Prologis Inc 149,561 13,125
Public Storage 35,582 7,930
Realty Income Corp 75,412 6,168
Regency Centers Corp 39,706 2,670
SBA Communications Corp 26,803 6,450
Simon Property Group Inc 72,991 10,998
SL Green Realty Corp 19,531 1,633
UDR Inc 69,396 3,487
Ventas Inc 88,293 5,748
Vornado Realty Trust 37,531 2,463
Welltower Inc 96,033 8,709
Weyerhaeuser Co 176,529 5,156
$ 184,004
Retail - 5.55%
Advance Auto Parts Inc 16,917 2,749
AutoZone Inc
( d)
5,812 6,651
Best Buy Co Inc 54,964 3,948
CarMax Inc
( d)
39,240 3,656
Chipotle Mexican Grill Inc
( d)
6,044 4,703
Costco Wholesale Corp 104,218 30,964
Darden Restaurants Inc 29,104 3,268
Dollar General Corp 60,919 9,768
Dollar Tree Inc
( d)
56,075 6,191
Gap Inc/The 50,759 825
Genuine Parts Co 34,616 3,551
Home Depot Inc/The 259,524 60,879
Kohl's Corp 37,710 1,933
L Brands Inc 55,018 938
Lowe's Cos Inc 182,898 20,413
Macy's Inc 73,205 1,110
McDonald's Corp 179,970 35,400
Nordstrom Inc 25,330 909
O'Reilly Automotive Inc
( d)
18,132 7,897
Ross Stores Inc 86,424 9,478
Starbucks Corp 283,660 23,986
Target Corp 121,077 12,944
Tiffany & Co 25,763 3,208
TJX Cos Inc/The 286,486 16,516
Tractor Supply Co 28,263 2,686
Ulta Beauty Inc
( d)
13,945 3,251
Walgreens Boots Alliance Inc 179,779 9,848
Walmart Inc 337,012 39,518

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2019
See accompanying notes.
364
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 72,109 $ 7,334
$ 334,522
Savings & Loans - 0.03%
People's United Financial Inc 94,493 1,528
Semiconductors - 4.07%
Advanced Micro Devices Inc
( d)
257,247 8,728
Analog Devices Inc 87,539 9,334
Applied Materials Inc 218,907 11,878
Broadcom Inc 94,333 27,626
Intel Corp 1,049,800 59,345
IPG Photonics Corp
( d)
8,446 1,134
KLA Corp 37,740 6,380
Lam Research Corp 34,251 9,283
Maxim Integrated Products Inc 64,285 3,771
Microchip Technology Inc 56,410 5,319
Micron Technology Inc
( d)
261,573 12,438
NVIDIA Corp 144,317 29,011
Qorvo Inc
( d)
27,913 2,257
QUALCOMM Inc 288,080 23,173
Skyworks Solutions Inc 40,690 3,705
Texas Instruments Inc 221,245 26,105
Xilinx Inc 59,862 5,432
$ 244,919
Shipbuilding - 0.04%
Huntington Ingalls Industries Inc 9,796 2,211
Software - 7.83%
Activision Blizzard Inc 181,765 10,184
Adobe Inc
( d)
115,037 31,972
Akamai Technologies Inc
( d)
39,096 3,382
ANSYS Inc
( d)
19,929 4,387
Autodesk Inc
( d)
52,036 7,668
Broadridge Financial Solutions Inc 27,083 3,391
Cadence Design Systems Inc
( d)
66,389 4,339
Cerner Corp 75,452 5,064
Citrix Systems Inc 29,160 3,174
Electronic Arts Inc
( d)
69,839 6,733
Fidelity National Information Services Inc 145,370 19,154
Fiserv Inc
( d)
135,268 14,357
Intuit Inc 61,631 15,870
Jack Henry & Associates Inc 18,247 2,583
Microsoft Corp 1,809,401 259,414
MSCI Inc 20,071 4,708
Oracle Corp 521,734 28,429
Paychex Inc 75,788 6,339
salesforce.com Inc
( d)
207,827 32,523
Synopsys Inc
( d)
35,614 4,835
Take-Two Interactive Software Inc
( d)
26,820 3,228
$ 471,734
Telecommunications - 3.32%
Arista Networks Inc
( d)
12,895 3,154
AT&T Inc 1,731,575 66,648
CenturyLink Inc 232,636 3,010
Cisco Systems Inc 1,006,028 47,797
Corning Inc 185,046 5,483
Juniper Networks Inc 81,949 2,034
Motorola Solutions Inc 39,232 6,525
T-Mobile US Inc
( d)
74,919 6,193
Verizon Communications Inc 980,128 59,268
$ 200,112
Textiles - 0.03%
Mohawk Industries Inc
( d)
14,192 2,035
Toys, Games & Hobbies - 0.05%
Hasbro Inc 27,813 2,706
Transportation - 1.51%
CH Robinson Worldwide Inc 32,082 2,427
CSX Corp 189,147 13,291
Expeditors International of Washington Inc 40,457 2,951
FedEx Corp 56,873 8,682
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 20,242 $ 2,380
Kansas City Southern 23,836 3,356
Norfolk Southern Corp 62,421 11,361
Union Pacific Corp 166,956 27,624
United Parcel Service Inc 165,487 19,059
$ 91,131
Water - 0.09%
American Water Works Co Inc 42,810 5,277
TOTAL COMMON STOCKS $ 5,978,560
Total Investments $ 6,025,022
Other Assets and Liabilities -  (0.05)% (2,891)
TOTAL NET ASSETS - 100.00% $ 6,022,131
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $172 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 21.81%
Financial 17.72%
Technology 17.62%
Communications 14.76%
Industrial 9.04%
Consumer, Cyclical 8.45%
Energy 4.29%
Utilities 3.46%
Basic Materials 2.13%
Investment Companies 0.42%
Money Market Funds 0.35%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2019
See accompanying notes.
365
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 108,296 $ 634,287 $ 721,910 $ 20,673
$ 108,296 $ 634,287 $ 721,910 $ 20,673
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 1,8 09 $ — $ — $ —
$ 1,8 09 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; December 2019 Long 145 $ 22,010 $ 366
Total $ 366
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
October 31, 2019
See accompanying notes.
366
INVESTMENT COMPANIES - 3.02% Shares Held Value (000's)
Money Market Funds - 2.99%
BlackRock Liquidity FedFund 1.71%
(a),(b)
1,024,345 $ 1,02 4
Principal Government Money Market Fund
1.65%
(a),(c)
63,692,371 63,693
$ 64,71 7
Principal Exchange-Traded Funds - 0.03%
Principal Shareholder Yield Index ETF
( c)
4,298 140
Principal Sustainable Momentum Index ETF
( c)
5,382 151
Principal U.S. Mega-Cap Multi-Factor Index ETF
( c),(d)
15,323 45 4
$ 74 5
TOTAL INVESTMENT COMPANIES $ 65,46 2
COMMON STOCKS - 97.59% Shares Held Value (000's)
Advertising - 0.04%
Interpublic Group of Cos Inc/The 9,290 202
Omnicom Group Inc 8,432 651
$ 853
Aerospace & Defense - 4.99%
Arconic Inc 9,778 269
Boeing Co/The 48,527 16,495
General Dynamics Corp 161,560 28,564
L3Harris Technologies Inc 3,442 710
Northrop Grumman Corp 47,605 16,780
Raytheon Co 3,339 708
Spirit AeroSystems Holdings Inc 200,849 16,433
Teledyne Technologies Inc
( e)
920 303
TransDigm Group Inc 170 89
United Technologies Corp 192,843 27,689
$ 108,040
Agriculture - 0.25%
Altria Group Inc 28,708 1,286
Archer-Daniels-Midland Co 18,881 794
Bunge Ltd 3,604 195
Philip Morris International Inc 39,827 3,243
$ 5,518
Airlines - 0.09%
Alaska Air Group Inc 1,808 126
Copa Holdings SA 823 84
Delta Air Lines Inc 13,879 764
JetBlue Airways Corp
( e)
6,858 132
Southwest Airlines Co 7,734 434
United Airlines Holdings Inc
( e)
3,312 301
$ 1,841
Apparel - 0.02%
Carter's Inc 739 74
Columbia Sportswear Co 467 42
Hanesbrands Inc 2,538 39
PVH Corp 1,893 165
Ralph Lauren Corp 1,349 129
Skechers U.S.A. Inc
( e)
2,318 87
$ 536
Automobile Manufacturers - 0.09%
Ford Motor Co 70,371 605
General Motors Co 22,427 833
PACCAR Inc 6,098 464
$ 1,902
Automobile Parts & Equipment - 0.04%
Aptiv PLC 4,316 386
BorgWarner Inc 5,272 220
Lear Corp 1,594 188
WABCO Holdings Inc
( e)
327 44
$ 838
Banks - 11.88%
Associated Banc-Corp 4,663 94
Bank of America Corp 1,249,452 39,071
Bank of Hawaii Corp 1,089 95
Bank of New York Mellon Corp/The 15,153 708
Bank OZK 3,662 103
BankUnited Inc 2,738 94
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
BB&T Corp 13,819 $ 733
BOK Financial Corp 890 69
CIT Group Inc 2,524 108
Citigroup Inc 59,150 4,251
Citizens Financial Group Inc 20,294 714
Comerica Inc 3,642 238
Cullen/Frost Bankers Inc 1,481 133
East West Bancorp Inc 3,817 164
Fifth Third Bancorp 30,823 896
First Citizens BancShares Inc/NC 206 101
First Hawaiian Inc 3,763 103
First Horizon National Corp 8,640 138
First Republic Bank/CA 2,445 260
FNB Corp/PA 9,092 110
Goldman Sachs Group Inc/The 5,848 1,248
Huntington Bancshares Inc/OH 25,809 365
JPMorgan Chase & Co 555,023 69,333
KeyCorp 45,228 813
M&T Bank Corp 2,408 377
Morgan Stanley 21,481 989
Northern Trust Corp 269,747 26,888
PacWest Bancorp 3,379 125
Pinnacle Financial Partners Inc 2,003 118
PNC Financial Services Group Inc/The 8,040 1,179
Popular Inc 2,604 142
Regions Financial Corp 47,574 766
Signature Bank/New York NY 809 96
State Street Corp 6,705 443
SunTrust Banks Inc 7,975 545
SVB Financial Group
( e)
1,225 271
Synovus Financial Corp 3,785 128
TCF Financial Corp 4,173 165
Texas Capital Bancshares Inc
( e)
1,581 85
Umpqua Holdings Corp 6,370 101
US Bancorp 746,752 42,580
Webster Financial Corp 2,414 106
Wells Fargo & Co 1,199,287 61,919
Western Alliance Bancorp 2,409 119
Wintrust Financial Corp 1,590 102
Zions Bancorp NA 4,522 219
$ 257,405
Beverages - 0.97%
Brown-Forman Corp - A Shares 335 21
Coca-Cola Co/The 22,042 1,200
Constellation Brands Inc 2,852 543
Keurig Dr Pepper Inc 5,272 148
Molson Coors Brewing Co 4,448 234
PepsiCo Inc 137,821 18,905
$ 21,051
Biotechnology - 1.09%
Alexion Pharmaceuticals Inc
( e)
1,239 131
Alnylam Pharmaceuticals Inc
( e)
429 37
Amgen Inc 1,140 243
Biogen Inc
( e)
2,875 859
Bio-Rad Laboratories Inc
( e)
555 184
Bluebird Bio Inc
( e)
1,298 105
Corteva Inc 745,983 19,679
Exelixis Inc
( e)
4,168 64
Gilead Sciences Inc 25,974 1,655
Moderna Inc
( d),(e)
471 8
Regeneron Pharmaceuticals Inc
( e)
1,536 470
United Therapeutics Corp
( e)
1,020 92
$ 23,527
Building Materials - 0.68%
Eagle Materials Inc 240 22
Fortune Brands Home & Security Inc 2,569 154
Johnson Controls International plc 306,959 13,300
Lennox International Inc 133 33
Martin Marietta Materials Inc 1,301 341

Schedule of Investments
LargeCap Value Fund III
October 31, 2019
See accompanying notes.
367
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Masco Corp 7,248 $ 335
MDU Resources Group Inc 5,978 173
Owens Corning 2,717 167
Vulcan Materials Co 792 113
$ 14,638
Chemicals - 2.41%
Air Products & Chemicals Inc 148,315 31,630
Axalta Coating Systems Ltd
( e)
3,771 111
Cabot Corp 1,649 72
Celanese Corp 4,161 504
CF Industries Holdings Inc 4,848 220
Chemours Co/The 4,464 73
Dow Inc 13,534 683
DuPont de Nemours Inc 212,967 14,037
Eastman Chemical Co 3,427 261
FMC Corp 3,207 293
Huntsman Corp 5,779 128
International Flavors & Fragrances Inc 2,548 311
Linde PLC 9,812 1,946
LyondellBasell Industries NV 8,130 729
Mosaic Co/The 8,569 170
NewMarket Corp 31 15
Olin Corp 4,353 80
PPG Industries Inc 4,975 623
RPM International Inc 2,717 197
Valvoline Inc 5,067 108
Westlake Chemical Corp 1,044 66
$ 52,257
Commercial Services - 2.01%
AMERCO 253 103
Aramark 520,543 22,779
CoreLogic Inc/United States
( e)
2,105 85
Equifax Inc 138,537 18,939
Graham Holdings Co 125 79
Grand Canyon Education Inc
( e)
1,111 102
H&R Block Inc 5,008 125
IHS Markit Ltd
( e)
5,953 417
Macquarie Infrastructure Corp 2,160 93
ManpowerGroup Inc 1,564 142
Nielsen Holdings PLC 8,226 166
Quanta Services Inc 2,731 115
Sabre Corp 6,054 142
Service Corp International/US 3,173 144
ServiceMaster Global Holdings Inc
( e)
3,081 125
United Rentals Inc
( e)
587 78
$ 43,634
Computers - 1.16%
Amdocs Ltd 3,474 227
Apple Inc 46,689 11,614
CACI International Inc
( e)
42,014 9,401
Cognizant Technology Solutions Corp 13,263 808
Dell Technologies Inc
( e)
1,401 74
Hewlett Packard Enterprise Co 24,211 397
HP Inc 44,722 777
International Business Machines Corp 8,838 1,182
Leidos Holdings Inc 3,451 298
Western Digital Corp 5,270 272
$ 25,050
Consumer Products - 0.07%
Avery Dennison Corp 207 26
Clorox Co/The 1,958 289
Kimberly-Clark Corp 9,577 1,273
$ 1,588
Cosmetics & Personal Care - 1.04%
Colgate-Palmolive Co 252,995 17,355
Procter & Gamble Co/The 42,105 5,243
$ 22,598
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0.03%
Fastenal Co 981 $ 35
HD Supply Holdings Inc
( e)
4,520 179
IAA Inc
( e)
629 24
KAR Auction Services Inc 781 19
LKQ Corp
( e)
6,885 234
Watsco Inc 856 151
WESCO International Inc
( e)
1,266 64
$ 706
Diversified Financial Services - 2.17%
Air Lease Corp 2,453 108
Alliance Data Systems Corp 945 94
Ally Financial Inc 9,974 305
American Express Co 163,799 19,210
Ameriprise Financial Inc 2,035 307
BGC Partners Inc 8,618 45
BlackRock Inc 2,135 986
Capital One Financial Corp 14,997 1,398
Cboe Global Markets Inc 2,103 242
Charles Schwab Corp/The 455,628 18,549
CME Group Inc 6,399 1,317
Credit Acceptance Corp
( e)
49 21
Discover Financial Services 9,135 733
Eaton Vance Corp 2,885 132
Evercore Inc - Class A 841 62
Franklin Resources Inc 6,964 192
Intercontinental Exchange Inc 6,023 568
Janus Henderson Group PLC 4,461 103
Jefferies Financial Group Inc 6,960 130
Lazard Ltd 1,946 73
Legg Mason Inc 2,562 95
Nasdaq Inc 2,863 286
Navient Corp 6,392 88
OneMain Holdings Inc 2,118 85
Raymond James Financial Inc 2,391 200
Santander Consumer USA Holdings Inc 3,169 79
SEI Investments Co 1,849 111
Synchrony Financial 23,172 820
T Rowe Price Group Inc 2,949 341
TD Ameritrade Holding Corp 1,086 42
Western Union Co/The 8,609 216
$ 46,938
Electric - 6.34%
AES Corp/VA 18,117 309
Alliant Energy Corp 6,211 331
Ameren Corp 4,403 342
American Electric Power Co Inc 13,384 1,263
Avangrid Inc 1,575 79
CenterPoint Energy Inc 12,427 361
CMS Energy Corp 291,738 18,648
Consolidated Edison Inc 9,569 882
Dominion Energy Inc 322,639 26,634
DTE Energy Co 142,211 18,106
Duke Energy Corp 18,555 1,749
Edison International 119,505 7,517
Entergy Corp 6,193 752
Evergy Inc 7,591 485
Eversource Energy 5,849 490
Exelon Corp 282,195 12,837
FirstEnergy Corp 16,143 780
Hawaiian Electric Industries Inc 3,136 142
IDACORP Inc 1,385 149
NextEra Energy Inc 87,200 20,783
NRG Energy Inc 6,203 249
OGE Energy Corp 5,403 233
Pinnacle West Capital Corp 2,952 278
PPL Corp 13,056 437
Public Service Enterprise Group Inc 9,078 575
Sempra Energy 7,596 1,098
Southern Co/The 27,548 1,726

Schedule of Investments
LargeCap Value Fund III
October 31, 2019
See accompanying notes.
368
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Vistra Energy Corp 11,375 $ 308
WEC Energy Group Inc 200,231 18,902
Xcel Energy Inc 14,709 934
$ 137,379
Electrical Components & Equipment - 0.08%
Acuity Brands Inc 787 98
AMETEK Inc 2,983 273
Emerson Electric Co 15,580 1,093
Hubbell Inc 745 106
Littelfuse Inc 639 112
$ 1,682
Electronics - 1.46%
ADT Inc
( d)
3,947 31
Agilent Technologies Inc 5,062 383
Allegion PLC 762 88
Arrow Electronics Inc
( e)
2,232 177
Avnet Inc 2,851 113
Coherent Inc
( e)
610 91
FLIR Systems Inc 3,275 169
Fortive Corp 4,138 285
Garmin Ltd 3,669 344
Gentex Corp 6,988 196
Honeywell International Inc 166,595 28,776
Jabil Inc 3,350 123
National Instruments Corp 3,348 139
nVent Electric PLC 4,006 92
PerkinElmer Inc 2,219 191
Sensata Technologies Holding PLC
( e)
2,527 129
SYNNEX Corp 1,152 136
Trimble Inc
( e)
5,443 217
Woodward Inc 412 44
$ 31,724
Engineering & Construction - 0.62%
AECOM
( e)
4,093 164
frontdoor Inc
( e)
2,391 115
Jacobs Engineering Group Inc 141,163 13,210
$ 13,489
Entertainment - 0.01%
Cinemark Holdings Inc 3,012 110
International Game Technology PLC 2,919 39
Six Flags Entertainment Corp 2,039 86
Vail Resorts Inc 174 40
$ 275
Environmental Control - 0.06%
Clean Harbors Inc
( e)
1,354 112
Pentair PLC 4,445 184
Republic Services Inc 6,715 588
Waste Management Inc 3,606 404
$ 1,288
Food - 1.90%
Campbell Soup Co 2,079 96
Conagra Brands Inc 12,042 326
Flowers Foods Inc 5,541 120
General Mills Inc 348,042 17,702
Hershey Co/The 1,834 269
Hormel Foods Corp 430,472 17,602
Ingredion Inc 1,800 142
JM Smucker Co/The 2,771 293
Kellogg Co 2,730 174
Kraft Heinz Co/The 23,196 750
Kroger Co/The 29,623 730
Lamb Weston Holdings Inc 2,758 215
McCormick & Co Inc/MD 780 125
Mondelez International Inc 25,695 1,348
Pilgrim's Pride Corp
( e)
1,241 38
Post Holdings Inc
( e)
955 98
Sprouts Farmers Market Inc
( e)
2,546 49
TreeHouse Foods Inc
( e)
1,347 73
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Tyson Foods Inc 9,708 $ 804
US Foods Holding Corp
( e)
5,630 223
$ 41,177
Forest Products & Paper - 0.03%
Domtar Corp 1,937 70
International Paper Co 12,791 559
$ 629
Gas - 0.03%
Atmos Energy Corp 2,958 333
National Fuel Gas Co 2,159 98
UGI Corp 5,335 254
$ 685
Hand & Machine Tools - 0.04%
Lincoln Electric Holdings Inc 270 24
Regal Beloit Corp 1,187 88
Snap-on Inc 1,425 232
Stanley Black & Decker Inc 2,725 412
$ 756
Healthcare - Products - 4.92%
Abbott Laboratories 225,825 18,881
Avantor Inc
( e)
2,501 36
Baxter International Inc 8,986 689
Becton Dickinson and Co 97,050 24,844
Cantel Medical Corp 559 41
Cooper Cos Inc/The 1,062 309
Danaher Corp 16,175 2,229
DENTSPLY SIRONA Inc 5,618 308
Henry Schein Inc
( e)
3,442 215
Hill-Rom Holdings Inc 952 100
Hologic Inc
( e)
1,603 77
Integra LifeSciences Holdings Corp
( e)
1,903 111
Medtronic PLC 524,158 57,080
QIAGEN NV
( e)
5,686 170
STERIS PLC 2,028 287
Thermo Fisher Scientific Inc 2,300 695
West Pharmaceutical Services Inc 557 80
Zimmer Biomet Holdings Inc 3,686 510
$ 106,662
Healthcare - Services - 3.01%
Anthem Inc 82,062 22,081
Catalent Inc
( e)
3,708 180
Centene Corp
( e)
1,209 64
DaVita Inc
( e)
3,281 192
Encompass Health Corp 1,477 95
HCA Healthcare Inc 4,772 637
Humana Inc 2,787 820
IQVIA Holdings Inc
( e)
1,852 267
Laboratory Corp of America Holdings
( e)
3,790 624
MEDNAX Inc
( e)
2,691 59
Molina Healthcare Inc
( e)
465 55
Quest Diagnostics Inc 3,403 345
UnitedHealth Group Inc 156,089 39,444
Universal Health Services Inc 2,027 279
WellCare Health Plans Inc
( e)
175 52
$ 65,194
Home Builders - 0.04%
DR Horton Inc 6,138 322
Lennar Corp - A Shares 2,975 177
Lennar Corp - B Shares 700 33
PulteGroup Inc 6,608 259
Toll Brothers Inc 3,707 147
$ 938
Home Furnishings - 0.02%
Dolby Laboratories Inc 1,588 102
Leggett & Platt Inc 3,406 175
Whirlpool Corp 1,554 236
$ 513

Schedule of Investments
LargeCap Value Fund III
October 31, 2019
See accompanying notes.
369
COMMON STOCKS (continued) Shares Held Value (000’s)
Housewares - 0.01%
Newell Brands Inc 9,592 $ 182
Insurance - 5.74%
Aflac Inc 24,533 1,304
Alleghany Corp
( e)
320 249
Allstate Corp/The 11,486 1,222
American Financial Group Inc/OH 1,948 203
American International Group Inc 817,661 43,304
American National Insurance Co 351 42
Arch Capital Group Ltd
( e)
17,239 720
Arthur J Gallagher & Co 2,604 238
Assurant Inc 146,082 18,417
Assured Guaranty Ltd 2,673 125
Athene Holding Ltd
( e)
2,559 111
AXA Equitable Holdings Inc 7,584 164
Axis Capital Holdings Ltd 2,079 124
Berkshire Hathaway Inc - Class B
( e)
48,140 10,234
Brighthouse Financial Inc
( e)
3,188 120
Brown & Brown Inc 5,726 216
Chubb Ltd 251,456 38,326
Cincinnati Financial Corp 6,654 753
CNA Financial Corp 1,113 50
Everest Re Group Ltd 735 189
Fidelity National Financial Inc 6,729 308
First American Financial Corp 2,988 185
Globe Life Inc 2,723 265
Hanover Insurance Group Inc/The 1,096 144
Hartford Financial Services Group Inc/The 15,301 873
Kemper Corp 1,388 100
Lincoln National Corp 4,922 278
Loews Corp 6,558 321
Markel Corp
( e)
223 261
Marsh & McLennan Cos Inc 1,111 115
Mercury General Corp 970 47
MetLife Inc 27,197 1,273
MGIC Investment Corp 9,783 134
Old Republic International Corp 7,430 166
Primerica Inc 378 48
Progressive Corp/The 7,089 494
Prudential Financial Inc 7,330 668
Reinsurance Group of America Inc 1,598 260
RenaissanceRe Holdings Ltd 734 137
Travelers Cos Inc/The 7,907 1,036
Unum Group 5,487 151
Voya Financial Inc 3,443 186
White Mountains Insurance Group Ltd 88 94
Willis Towers Watson PLC 2,322 434
WR Berkley Corp 3,692 258
$ 124,347
Internet - 0.96%
Alphabet Inc - A Shares
( e)
15,668 19,723
Expedia Group Inc 1,856 254
F5 Networks Inc
( e)
287 41
IAC/ InterActiveCorp
( e)
557 127
Symantec Corp 14,282 327
TripAdvisor Inc
( e)
614 25
VeriSign Inc
( e)
1,187 225
$ 20,722
Iron & Steel - 0.04%
Nucor Corp 10,263 553
Reliance Steel & Aluminum Co 1,643 190
Steel Dynamics Inc 5,397 164
United States Steel Corp
( d)
5,054 58
$ 965
Leisure Products & Services - 0.05%
Brunswick Corp/DE 2,194 128
Carnival Corp 7,161 307
Harley-Davidson Inc 4,033 157
Norwegian Cruise Line Holdings Ltd
( e)
4,468 227
Polaris Inc 246 24
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
Royal Caribbean Cruises Ltd 3,081 $ 335
$ 1,178
Lodging - 0.05%
Choice Hotels International Inc 686 61
Extended Stay America Inc 5,737 81
Hyatt Hotels Corp 1,153 86
Las Vegas Sands Corp 3,189 197
MGM Resorts International 11,472 327
Wyndham Destinations Inc 2,477 115
Wyndham Hotels & Resorts Inc 1,838 99
Wynn Resorts Ltd 458 56
$ 1,022
Machinery - Construction & Mining - 0.07%
BWX Technologies Inc 813 47
Caterpillar Inc 9,093 1,253
Oshkosh Corp 1,711 146
$ 1,446
Machinery - Diversified - 1.19%
AGCO Corp 1,692 130
Crane Co 1,414 108
Cummins Inc 2,764 477
Curtiss-Wright Corp 1,176 159
Deere & Co 5,116 891
Dover Corp 2,123 221
Flowserve Corp 2,544 124
Gardner Denver Holdings Inc
( e)
3,365 107
Gates Industrial Corp PLC
( e)
1,805 18
GrafTech International Ltd 2,427 29
IDEX Corp 1,031 160
Nordson Corp 260 41
Roper Technologies Inc 2,549 859
Wabtec Corp 322,587 22,378
$ 25,702
Media - 2.99%
CBS Corp 1,110 40
Charter Communications Inc
( e)
1,185 554
Comcast Corp - Class A 744,053 33,349
Discovery Inc - A Shares
( d),(e)
4,301 116
Discovery Inc - C Shares
( e)
9,060 229
DISH Network Corp
( e)
5,809 200
Fox Corp - A Shares 8,052 258
Fox Corp - B Shares 4,070 127
John Wiley & Sons Inc 1,331 61
Liberty Broadband Corp - A Shares
( e)
722 85
Liberty Broadband Corp - C Shares
( e)
2,600 307
Liberty Media Corp-Liberty Formula One - A
Shares
( e)
957 39
Liberty Media Corp-Liberty Formula One - C
Shares
( e)
5,062 215
Liberty Media Corp-Liberty SiriusXM - A Shares
( e)
2,449 110
Liberty Media Corp-Liberty SiriusXM - C Shares
( e)
4,194 190
New York Times Co/The 3,446 106
News Corp - A Shares 10,411 143
News Corp - B Shares 4,232 60
Nexstar Media Group Inc 406 40
Sinclair Broadcast Group Inc 325 13
Viacom Inc - A Shares
( d)
937 22
Viacom Inc - B Shares 9,252 199
Walt Disney Co/The 218,574 28,397
$ 64,860
Metal Fabrication & Hardware - 0.01%
Timken Co/The 1,819 89
Valmont Industries Inc 598 82
$ 171

Schedule of Investments
LargeCap Value Fund III
October 31, 2019
See accompanying notes.
370
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.05%
Alcoa Corp
( e)
4,937 $ 102
Freeport-McMoRan Inc 34,900 343
Newmont Goldcorp Corp 14,704 584
Royal Gold Inc 1,115 129
Southern Copper Corp 761 27
$ 1,185
Miscellaneous Manufacturers - 1.36%
3M Co 2,375 392
AO Smith Corp 3,009 150
AptarGroup Inc 981 116
Carlisle Cos Inc 332 51
Eaton Corp PLC 7,632 665
General Electric Co 2,703,106 26,977
Hexcel Corp 443 33
Ingersoll-Rand PLC 1,658 210
ITT Inc 2,261 134
Parker-Hannifin Corp 2,303 423
Textron Inc 5,586 257
$ 29,408
Office & Business Equipment - 0.01%
Xerox Holdings Corp 5,179 176
Oil & Gas - 8.72%
Apache Corp 9,227 200
Cabot Oil & Gas Corp 4,757 89
Centennial Resource Development Inc/ DE
( e)
7,377 25
Chevron Corp 436,035 50,641
Cimarex Energy Co 2,690 114
Concho Resources Inc 4,890 330
ConocoPhillips 329,912 18,211
Continental Resources Inc/OK 2,588 76
Devon Energy Corp 10,404 211
Diamondback Energy Inc 3,247 278
EOG Resources Inc 474,306 32,874
EQT Corp 7,293 78
Exxon Mobil Corp 76,546 5,172
Helmerich & Payne Inc 2,972 111
Hess Corp 362,443 23,831
HollyFrontier Corp 3,995 220
Kosmos Energy Ltd 11,167 69
Marathon Oil Corp 20,519 237
Marathon Petroleum Corp 20,856 1,334
Murphy Oil Corp 4,143 86
Occidental Petroleum Corp 29,118 1,179
Parsley Energy Inc 3,467 55
PBF Energy Inc 3,507 113
Phillips 66 269,596 31,494
Pioneer Natural Resources Co 1,728 213
Range Resources Corp
( d)
6,972 28
Valero Energy Corp 222,377 21,566
WPX Energy Inc
( e)
11,316 113
$ 188,948
Oil & Gas Services - 0.37%
Apergy Corp
( e)
2,604 66
Baker Hughes Co 15,859 339
Halliburton Co 15,653 301
National Oilwell Varco Inc 9,881 224
Patterson-UTI Energy Inc 6,993 58
Schlumberger Ltd 212,542 6,948
$ 7,936
Packaging & Containers - 0.06%
Ardagh Group SA 1,064 20
Berry Global Group Inc
( e)
2,173 90
Crown Holdings Inc
( e)
1,430 104
Graphic Packaging Holding Co 7,519 118
Owens-Illinois Inc 3,948 33
Packaging Corp of America 2,308 253
Sealed Air Corp 3,583 150
Silgan Holdings Inc 2,237 69
Sonoco Products Co 2,519 145
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Westrock Co 6,285 $ 235
$ 1,217
Pharmaceuticals - 5.41%
Agios Pharmaceuticals Inc
( e)
1,139 34
Alkermes PLC
( e)
3,682 72
Allergan PLC 5,929 1,044
Bristol-Myers Squibb Co 17,449 1,001
Cardinal Health Inc 7,545 373
Cigna Corp 7,864 1,403
CVS Health Corp 943,703 62,652
Elanco Animal Health Inc
( e)
9,389 254
Herbalife Nutrition Ltd
( e)
2,564 115
Jazz Pharmaceuticals PLC
( e)
308 39
Johnson & Johnson 267,263 35,290
McKesson Corp 5,925 788
Merck & Co Inc 6,258 542
Mylan NV
( e)
12,973 248
Pfizer Inc 100,601 3,860
Premier Inc
( e)
1,747 57
Sanofi ADR 205,500 9,470
$ 117,242
Pipelines - 0.14%
Antero Midstream Corp
( d)
7,548 48
Cheniere Energy Inc
( e)
2,440 150
Equitrans Midstream Corp 5,077 71
Kinder Morgan Inc/DE 61,695 1,233
ONEOK Inc 11,133 777
Targa Resources Corp 5,652 220
Williams Cos Inc/The 21,823 487
$ 2,986
Real Estate - 0.02%
CBRE Group Inc
( e)
3,796 203
Jones Lang LaSalle Inc 1,222 179
$ 382
REITs - 3.25%
AGNC Investment Corp 13,434 229
Alexandria Real Estate Equities Inc 2,005 318
American Campus Communities Inc 3,746 187
American Homes 4 Rent 4,564 121
Apartment Investment & Management Co 3,975 218
Apple Hospitality REIT Inc 6,137 101
AvalonBay Communities Inc 2,516 548
Boston Properties Inc 2,791 383
Brandywine Realty Trust 4,953 76
Brixmor Property Group Inc 7,913 174
Camden Property Trust 2,430 278
Chimera Investment Corp 5,036 102
Columbia Property Trust Inc 3,627 74
CoreSite Realty Corp 267 31
Corporate Office Properties Trust 3,082 91
Cousins Properties Inc 3,670 147
Crown Castle International Corp 70,268 9,753
CubeSmart 5,418 172
CyrusOne Inc 2,878 205
Digital Realty Trust Inc 3,734 474
Douglas Emmett Inc 4,521 196
Duke Realty Corp 9,285 326
EPR Properties 2,163 168
Equity Commonwealth 3,697 119
Equity Residential 10,311 914
Essex Property Trust Inc 1,955 640
Extra Space Storage Inc 803 90
Federal Realty Investment Trust 1,905 259
Gaming and Leisure Properties Inc 5,538 224
Healthcare Trust of America Inc 5,730 178
Healthpeak Properties Inc 8,877 334
Highwoods Properties Inc 2,721 127
Hudson Pacific Properties Inc 4,047 145
Invitation Homes Inc 12,276 378

Schedule of Investments
LargeCap Value Fund III
October 31, 2019
See accompanying notes.
371
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
JBG SMITH Properties 3,503 $ 141
Kilroy Realty Corp 2,631 221
Kimco Realty Corp 10,245 221
Liberty Property Trust 4,196 248
Life Storage Inc 1,375 150
Medical Properties Trust Inc 11,670 242
MFA Financial Inc 12,746 97
Mid-America Apartment Communities Inc 3,755 522
National Retail Properties Inc 4,324 255
Omega Healthcare Investors Inc
( d)
5,485 242
Outfront Media Inc 3,305 87
Paramount Group Inc 5,985 81
Prologis Inc 16,540 1,452
Public Storage 73,405 16,359
Realty Income Corp 9,120 746
Regency Centers Corp 4,245 285
Retail Properties of America Inc 6,543 90
Service Properties Trust 4,369 111
Simon Property Group Inc 45,840 6,907
SITE Centers Corp 4,388 68
SL Green Realty Corp 2,115 177
Spirit Realty Capital Inc 2,688 134
Starwood Property Trust Inc 7,239 178
STORE Capital Corp 486,264 19,694
Sun Communities Inc 1,780 290
Two Harbors Investment Corp 7,378 102
UDR Inc 7,012 352
Ventas Inc 10,457 681
VEREIT Inc 27,358 269
VICI Properties Inc 12,115 285
Vornado Realty Trust 4,492 295
Weingarten Realty Investors 3,733 118
Welltower Inc 7,316 663
Weyerhaeuser Co 13,393 391
WP Carey Inc 5,461 503
$ 70,437
Retail - 6.79%
Advance Auto Parts Inc 310,482 50,447
AutoNation Inc
( e)
1,653 84
Best Buy Co Inc 3,287 236
CarMax Inc
( e)
1,578 147
Casey's General Stores Inc 750 128
Dick's Sporting Goods Inc 1,892 74
Dollar General Corp 205,781 32,995
Dollar Tree Inc
( e)
1,942 214
Dunkin' Brands Group Inc 397 31
Foot Locker Inc 2,887 126
Gap Inc/The 5,711 93
Genuine Parts Co 3,528 362
Home Depot Inc/The 89,419 20,976
Kohl's Corp 4,106 210
L Brands Inc 5,002 85
Lowe's Cos Inc 265,690 29,654
McDonald's Corp 16,265 3,199
MSC Industrial Direct Co Inc 1,254 92
Nu Skin Enterprises Inc 1,742 78
Penske Automotive Group Inc 1,156 56
Qurate Retail Inc
( e)
10,132 97
Target Corp 12,983 1,388
Tiffany & Co 2,961 369
Urban Outfitters Inc
( e)
1,980 57
Walgreens Boots Alliance Inc 22,969 1,258
Walmart Inc 35,507 4,164
Williams-Sonoma Inc 1,745 116
Yum China Holdings Inc 1,319 56
Yum! Brands Inc 2,599 264
$ 147,056
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0.44%
New York Community Bancorp Inc 793,930 $ 9,249
People's United Financial Inc 10,180 165
Sterling Bancorp/DE 5,614 110
$ 9,524
Semiconductors - 3.48%
Analog Devices Inc 5,749 613
Applied Materials Inc 7,835 425
Broadcom Inc 64,888 19,002
Cypress Semiconductor Corp 9,429 219
Intel Corp 108,885 6,155
Lam Research Corp 1,137 308
Marvell Technology Group Ltd 374,874 9,144
Maxim Integrated Products Inc 3,058 179
Microchip Technology Inc 3,003 283
Micron Technology Inc
( e)
30,106 1,432
MKS Instruments Inc 1,364 148
ON Semiconductor Corp
( e)
10,373 212
Qorvo Inc
( e)
3,010 243
QUALCOMM Inc 242,560 19,512
Skyworks Solutions Inc 4,075 371
Texas Instruments Inc 145,798 17,203
$ 75,449
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 268 61
Software - 4.11%
Activision Blizzard Inc 179,117 10,035
Akamai Technologies Inc
( e)
564 49
Autodesk Inc
( e)
902 133
Citrix Systems Inc 552 60
Electronic Arts Inc
( e)
536 52
Fidelity National Information Services Inc 4,259 561
Jack Henry & Associates Inc 331 47
Microsoft Corp 382,918 54,899
Nuance Communications Inc
( e)
7,845 128
Oracle Corp 415,192 22,624
SolarWinds Corp
( e)
1,467 28
SS&C Technologies Holdings Inc 802 42
Take-Two Interactive Software Inc
( e)
1,585 191
Zynga Inc
( e)
18,157 112
$ 88,961
Telecommunications - 3.04%
AT&T Inc 1,019,840 39,254
CenturyLink Inc 26,970 349
Ciena Corp
( e)
4,047 150
Corning Inc 9,497 281
EchoStar Corp
( e)
1,626 63
GCI Liberty Inc
( e)
2,530 177
Juniper Networks Inc 8,999 223
LogMeIn Inc 1,325 87
Motorola Solutions Inc 111,640 18,569
T-Mobile US Inc
( e)
2,690 222
Verizon Communications Inc 106,080 6,415
ViaSat Inc
( e)
1,413 97
$ 65,887
Textiles - 0.01%
Mohawk Industries Inc
( e)
1,468 21 2
Transportation - 1.59%
CH Robinson Worldwide Inc 918 70
CSX Corp 13,830 972
Expeditors International of Washington Inc 1,404 102
FedEx Corp 4,357 665
Genesee & Wyoming Inc
( e)
1,226 136
JB Hunt Transport Services Inc 106,530 12,523
Kansas City Southern 2,536 357
Knight-Swift Transportation Holdings Inc 3,053 111
Landstar System Inc 238 27
Norfolk Southern Corp 4,164 758
Old Dominion Freight Line Inc 1,003 183

Schedule of Investments
LargeCap Value Fund III
October 31, 2019
See accompanying notes.
372
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Schneider National Inc 1,664 $ 38
Union Pacific Corp 111,905 18,516
XPO Logistics Inc
( e)
976 75
$ 34,533
Water - 0.04%
American Water Works Co Inc 5,645 696
Aqua America Inc 5,566 252
$ 948
TOTAL COMMON STOCKS $ 2,114,45 4
Total Investments $ 2,179,916
Other Assets and Liabilities -  (0.61)% (13,320)
TOTAL NET ASSETS - 100.00% $ 2,166,596
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,024 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 23.50%
Consumer, Non-cyclical 20.67%
Industrial 12.21%
Energy 9.23%
Technology 8.76%
Consumer, Cyclical 7.25%
Communications 7.03%
Utilities 6.41%
Money Market Funds 2.99%
Basic Materials 2.53%
Domestic Equity Funds 0.03%
Other Assets and Liabilities
(0.61)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 83,492 $ 835,347 $ 855,146 $ 63,693
Principal Shareholder Yield Index ETF — 135 — 140
Principal Sustainable Momentum Index ETF — 142 — 151
Principal U.S. Mega-Cap Multi-Factor Index ETF — 413 — 45 4
$ 83,492 $ 836,037 $ 855,146 $ 64,43 8
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 1,26 3 $ — $ — $ —
Principal Shareholder Yield Index ETF 4 — — 5
Principal Sustainable Momentum Index ETF 2 — — 9
Principal U.S. Mega-Cap Multi-Factor Index ETF 10 — — 4 1
$ 1,2 79 $ — $ — $ 5 5
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; December 2019 Long 69 $ 10,474 $ 127
Total $ 127
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
October 31, 2019
See accompanying notes.
373
INVESTMENT COMPANIES - 0.65% Shares Held Value (000's)
Money Market Funds - 0.65%
BlackRock Liquidity FedFund 1.71%
(a),(b)
46,084,060 $ 46,084
Principal Government Money Market Fund
1.65%
(a),(b),(c)
67,192,916 67,193
$ 113,277
TOTAL INVESTMENT COMPANIES $ 113,277
COMMON STOCKS - 100.02% Shares Held Value (000's)
Aerospace & Defense - 4.33%
HEICO Corp - Class A 526,548 50,164
TransDigm Group Inc 1,332,376 701,203
$ 751,367
Banks - 2.25%
First Republic Bank/CA 2,852,029 303,342
M&T Bank Corp 555,396 86,936
$ 390,278
Beverages - 0.60%
Brown-Forman Corp - B Shares 1,587,141 103,990
Building Materials - 4.49%
Martin Marietta Materials Inc 1,130,831 296,176
Summit Materials Inc
( d)
3,905,297 89,549
Vulcan Materials Co 2,757,202 393,921
$ 779,646
Chemicals - 0.82%
Air Products & Chemicals Inc 667,067 142,259
Commercial Services - 10.05%
AMERCO 313,070 126,806
Gartner Inc
( d)
2,685,054 413,713
IHS Markit Ltd
( d)
4,631,838 324,321
Moody's Corp 729,217 160,931
S&P Global Inc 337,359 87,035
Square Inc
( d)
686,190 42,153
TransUnion 3,831,923 316,594
Verisk Analytics Inc 1,901,391 275,131
$ 1,746,684
Distribution & Wholesale - 3.47%
Copart Inc
( d)
4,802,502 396,879
Fastenal Co 5,720,495 205,594
$ 602,473
Diversified Financial Services - 0.76%
Credit Acceptance Corp
( d)
299,834 131,270
Electric - 2.11%
Brookfield Infrastructure Partners LP 5,523,725 277,125
Brookfield Renewable Partners LP
( e)
2,094,186 89,087
$ 366,212
Electronics - 1.28%
Mettler-Toledo International Inc
( d)
316,205 222,906
Entertainment - 2.94%
Liberty Media Corp-Liberty Braves - A Shares
( d)
146,140 4,314
Liberty Media Corp-Liberty Braves - C Shares
( d)
599,994 17,646
Live Nation Entertainment Inc
( d)
2,975,922 209,802
Vail Resorts Inc 1,201,036 279,085
$ 510,847
Hand & Machine Tools - 0.96%
Colfax Corp
( d)
4,980,824 167,356
Healthcare - Products - 1.08%
IDEXX Laboratories Inc
( d)
659,441 187,947
Home Builders - 1.68%
Lennar Corp - A Shares 2,866,651 170,853
Lennar Corp - B Shares 37,905 1,782
NVR Inc
( d)
32,574 118,458
$ 291,093
Insurance - 10.09%
Aon PLC 764,295 147,631
Arch Capital Group Ltd
( d)
7,312,843 305,384
Brown & Brown Inc 6,514,698 245,474
Fidelity National Financial Inc 8,325,198 381,627
Markel Corp
( d)
454,420 532,126
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Progressive Corp/The 2,020,328 $ 140,817
$ 1,753,059
Internet - 4.28%
Shopify Inc
( d)
192,632 60,404
VeriSign Inc
( d)
1,673,114 317,925
Wayfair Inc
( d)
1,555,151 127,880
Wix.com Ltd
( d)
1,939,545 236,760
$ 742,969
Lodging - 3.28%
Hilton Worldwide Holdings Inc 4,471,695 433,575
Hyatt Hotels Corp 1,830,517 136,813
$ 570,388
Machinery - Diversified - 1.70%
Cognex Corp 410,438 21,133
Roper Technologies Inc 812,799 273,881
$ 295,014
Media - 5.05%
Liberty Broadband Corp - A Shares
( d)
682,810 80,565
Liberty Broadband Corp - C Shares
( d)
1,939,792 229,031
Liberty Global PLC - A Shares
( d)
470,251 11,827
Liberty Global PLC - C Shares
( d)
5,776,633 137,888
Liberty Media Corp-Liberty Formula One - A
Shares
( d)
513,920 20,778
Liberty Media Corp-Liberty Formula One - C
Shares
( d)
4,817,305 204,735
Liberty Media Corp-Liberty SiriusXM - A Shares
( d)
1,029,264 46,224
Liberty Media Corp-Liberty SiriusXM - C Shares
( d)
3,252,930 147,000
$ 878,048
Pharmaceuticals - 0.10%
Elanco Animal Health Inc
( d)
639,950 17,291
Private Equity - 7.82%
Brookfield Asset Management Inc 13,444,329 742,799
Kennedy-Wilson Holdings Inc 5,964,760 137,249
KKR & Co Inc 10,544,706 304,004
Onex Corp 2,982,070 174,703
$ 1,358,755
Real Estate - 3.68%
Brookfield Business Partners LP 472,769 18,537
Brookfield Property Partners LP
( e)
2,757,438 51,978
CBRE Group Inc
( d)
7,003,911 375,060
Howard Hughes Corp/ The
( d)
1,727,368 193,154
$ 638,729
REITs - 3.70%
Equinix Inc 208,406 118,120
SBA Communications Corp 2,040,908 491,145
Vornado Realty Trust 504,811 33,131
$ 642,396
Retail - 11.09%
CarMax Inc
( d)
5,688,731 530,019
Dollar General Corp 1,024,932 164,338
Domino's Pizza Inc 988,681 268,546
O'Reilly Automotive Inc
( d)
1,130,671 492,418
Restaurant Brands International Inc 6,677,419 436,970
Ross Stores Inc 308,014 33,780
$ 1,926,071
Semiconductors - 1.47%
Microchip Technology Inc 2,711,773 255,693
Software - 9.21%
ANSYS Inc
( d)
1,405,509 309,423
Autodesk Inc
( d)
1,990,211 293,278
Black Knight Inc
( d)
6,266,154 402,287
Guidewire Software Inc
( d)
1,563,598 176,280
MSCI Inc 610,415 143,179
RealPage Inc
( d)
3,336,967 202,053
Slack Technologies Inc
( d),(e)
3,365,089 74,032
$ 1,600,532

Schedule of Investments
MidCap Fund
October 31, 2019
See accompanying notes.
374
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1.73%
GCI Liberty Inc
( d)
2,412,481 $ 168,825
Motorola Solutions Inc 792,196 131,758
$ 300,583
TOTAL COMMON STOCKS $ 17,373,856
Total Investments $ 17,487,133
Other Assets and Liabilities -  (0.67)% (115,723)
TOTAL NET ASSETS - 100.00% $ 17,371,410
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $113,274 or 0.65 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 28.30%
Consumer, Cyclical 22.46%
Industrial 12.76%
Consumer, Non-cyclical 11.83%
Communications 11.06%
Technology 10.68%
Utilities 2.11%
Basic Materials 0.82%
Money Market Funds 0.65%
Other Assets and Liabilities
(0.67)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 3 $ 1,154,185 $ 1,086,995 $ 67,193
$ 3 $ 1,154,185 $ 1,086,995 $ 67,193
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 143 $ — $ — $ —
$ 143 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
MidCap Growth Fund
October 31, 2019
See accompanying notes.
375
INVESTMENT COMPANIES - 0.92% Shares Held Value (000's)
Money Market Funds - 0.92%
BlackRock Liquidity FedFund 1.71%
(a),(b)
38,720 $ 3 9
Principal Government Money Market Fund
1.65%
(a),(c)
1,466,911 1,467
$ 1,50 6
TOTAL INVESTMENT COMPANIES $ 1,50 6
COMMON STOCKS - 96.95% Shares Held Value (000's)
Aerospace & Defense - 4.01%
AAR Corp 50,041 2,089
L3Harris Technologies Inc 9,993 2,062
TransDigm Group Inc 4,619 2,431
$ 6,582
Airlines - 0.51%
Allegiant Travel Co 5,000 837
Apparel - 0.50%
Crocs Inc
( d)
23,700 829
Banks - 2.08%
First Republic Bank/CA 16,282 1,732
Pinnacle Financial Partners Inc 28,641 1,684
$ 3,416
Biotechnology - 3.45%
Bio-Rad Laboratories Inc
( d)
7,506 2,489
Exact Sciences Corp
( d)
36,513 3,177
$ 5,666
Building Materials - 6.42%
Martin Marietta Materials Inc 9,496 2,487
Masco Corp 61,703 2,854
Owens Corning 44,338 2,717
Vulcan Materials Co 17,447 2,493
$ 10,551
Chemicals - 1.01%
RPM International Inc 22,900 1,659
Commercial Services - 9.25%
CoStar Group Inc
( d)
8,141 4,474
Euronet Worldwide Inc
( d)
14,745 2,065
Global Payments Inc 19,402 3,282
IHS Markit Ltd
( d)
36,526 2,558
TransUnion 34,127 2,820
$ 15,199
Computers - 2.12%
Rapid7 Inc
( d)
69,432 3,478
Diversified Financial Services - 2.12%
Synchrony Financial 98,593 3,487
Electronics - 4.05%
Keysight Technologies Inc
( d)
66,004 6,660
Environmental Control - 1.99%
Clean Harbors Inc
( d)
39,643 3,269
Food - 1.17%
Performance Food Group Co
( d)
44,975 1,916
Healthcare - Products - 9.27%
Edwards Lifesciences Corp
( d)
12,866 3,067
Inspire Medical Systems Inc
( d)
44,408 2,708
Insulet Corp
( d)
23,437 3,406
Tandem Diabetes Care Inc
( d)
57,706 3,554
Teleflex Inc 7,165 2,489
$ 15,224
Internet - 8.90%
Anaplan Inc
( d)
37,414 1,766
Expedia Group Inc 13,118 1,793
IAC/ InterActiveCorp
( d)
11,738 2,667
MercadoLibre Inc
( d)
5,256 2,741
RingCentral Inc
( d)
25,448 4,110
Twitter Inc
( d)
51,780 1,552
$ 14,629
Media - 1.68%
Altice USA Inc
( d)
88,926 2,752
Office & Business Equipment - 0.51%
Zebra Technologies Corp
( d)
3,547 844
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 1.15%
Diamondback Energy Inc 22,117 $ 1,897
Packaging & Containers - 1.59%
Crown Holdings Inc
( d)
35,920 2,616
Pharmaceuticals - 2.32%
DexCom Inc
( d)
24,718 3,813
Retail - 8.71%
Burlington Stores Inc
( d)
10,303 1,980
Chipotle Mexican Grill Inc
( d)
4,115 3,202
Dollar General Corp 20,012 3,209
Dollar Tree Inc
( d)
17,894 1,975
Lululemon Athletica Inc
( d)
11,144 2,276
O'Reilly Automotive Inc
( d)
3,825 1,666
$ 14,308
Semiconductors - 6.07%
Advanced Micro Devices Inc
( d)
58,593 1,988
Lam Research Corp 6,376 1,728
Marvell Technology Group Ltd 107,977 2,634
Microchip Technology Inc 20,712 1,953
MKS Instruments Inc 15,498 1,677
$ 9,980
Software - 11.68%
Activision Blizzard Inc 44,195 2,476
Fiserv Inc
( d)
40,743 4,325
Sea Ltd ADR
(d)
73,055 2,174
ServiceNow Inc
( d)
19,871 4,913
Synopsys Inc
( d)
19,456 2,641
Tyler Technologies Inc
( d)
9,892 2,656
$ 19,185
Telecommunications - 5.33%
Motorola Solutions Inc 29,098 4,840
Viavi Solutions Inc
( d)
245,441 3,917
$ 8,757
Transportation - 1.06%
Kansas City Southern 12,359 1,7 39
TOTAL COMMON STOCKS $ 159,29 3
Total Investments $ 160,799
Other Assets and Liabilities -  2.13% 3,505
TOTAL NET ASSETS - 100.00% $ 164,304
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $39 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 25.46%
Technology 20.38%
Industrial 19.12%
Communications 15.91%
Consumer, Cyclical 9.72%
Financial 4.20%
Energy 1.15%
Basic Materials 1.01%
Money Market Funds 0.92%
Other Assets and Liabilities
2.13%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund
October 31, 2019
See accompanying notes.
376
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 3,975 $ 103,034 $ 105,542 $ 1,467
$ 3,975 $ 103,034 $ 105,542 $ 1,467
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 7 2 $ — $ — $ —
$ 7 2 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
MidCap Growth Fund III
October 31, 2019
See accompanying notes.
377
INVESTMENT COMPANIES - 2.15% Shares Held Value (000's)
Money Market Funds - 2.10%
BlackRock Liquidity FedFund 1.71%
(a),(b)
3,075,310 $ 3,075
Principal Government Money Market Fund
1.65%
(a),(c)
19,808,712 19,809
$ 22,884
Principal Exchange-Traded Funds - 0.05%
Principal Healthcare Innovators Index ETF
( c)
5,288 171
Principal Shareholder Yield Index ETF
( c),(d)
9,400 306
Principal Sustainable Momentum Index ETF
( c)
2,017 56
$ 533
TOTAL INVESTMENT COMPANIES $ 23,417
COMMON STOCKS - 98.47% Shares Held Value (000's)
Advertising - 0.07%
Interpublic Group of Cos Inc/The 3,521 77
Omnicom Group Inc 5,183 400
Trade Desk Inc/ The
( e)
1,167 234
$ 711
Aerospace & Defense - 1.48%
HEICO Corp 1,655 204
HEICO Corp - Class A 3,194 304
L3Harris Technologies Inc 40,958 8,450
Mercury Systems Inc
( e)
84,747 6,243
Spirit AeroSystems Holdings Inc 2,851 233
TransDigm Group Inc 1,229 647
$ 16,081
Airlines - 0.03%
Alaska Air Group Inc 1,703 118
American Airlines Group Inc 1,385 42
United Airlines Holdings Inc
( e)
1,629 148
$ 308
Apparel - 0.39%
Canada Goose Holdings Inc
( e)
83,554 3,495
Capri Holdings Ltd
( e)
2,549 79
Carter's Inc 948 95
Columbia Sportswear Co 989 89
Hanesbrands Inc 11,805 180
Skechers U.S.A. Inc
( e)
2,159 81
Under Armour Inc - Class A
( e)
5,010 104
Under Armour Inc - Class C
( e)
5,205 96
$ 4,219
Automobile Parts & Equipment - 0.42%
Allison Transmission Holdings Inc 4,793 209
Aptiv PLC 45,814 4,103
WABCO Holdings Inc
( e)
1,829 246
$ 4,558
Banks - 0.95%
CIT Group Inc 599 26
Comerica Inc 901 59
East West Bancorp Inc 124,623 5,349
First Republic Bank/CA 917 98
Pinnacle Financial Partners Inc 77,511 4,559
Signature Bank/New York NY 1,102 130
SVB Financial Group
( e)
274 61
Synovus Financial Corp 750 25
Western Alliance Bancorp 669 33
$ 10,340
Beverages - 0.95%
Brown-Forman Corp - A Shares 1,677 104
Brown-Forman Corp - B Shares 4,945 324
Constellation Brands Inc 24,223 4,610
Monster Beverage Corp
( e)
94,969 5,331
$ 10,369
Biotechnology - 2.13%
Alexion Pharmaceuticals Inc
( e)
49,090 5,174
Alnylam Pharmaceuticals Inc
( e)
3,501 304
BioMarin Pharmaceutical Inc
( e)
7,060 517
Bluebird Bio Inc
( e)
18,835 1,526
Corteva Inc 147,277 3,885
Exact Sciences Corp
( e)
44,801 3,898
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Exelixis Inc
( e)
4,784 $ 74
Guardant Health Inc
( e)
13,042 906
Incyte Corp
( e)
34,470 2,893
Ionis Pharmaceuticals Inc
( e)
5,052 281
Moderna Inc
( e)
7,267 122
Sage Therapeutics Inc
( e)
23,335 3,165
Seattle Genetics Inc
( e)
4,535 487
$ 23,232
Building Materials - 1.24%
Armstrong World Industries Inc 2,172 203
Eagle Materials Inc 1,386 127
Fortune Brands Home & Security Inc 100,957 6,062
Lennox International Inc 998 247
Martin Marietta Materials Inc 24,113 6,316
Vulcan Materials Co 3,720 531
$ 13,486
Chemicals - 0.55%
Albemarle Corp
( d)
38,467 2,337
Axalta Coating Systems Ltd
( e)
2,635 78
CF Industries Holdings Inc 1,642 75
Huntsman Corp 140,000 3,098
NewMarket Corp 254 123
RPM International Inc 1,466 106
WR Grace & Co 2,321 154
$ 5,971
Commercial Services - 13.54%
Avalara Inc
( e)
2,005 142
Booz Allen Hamilton Holding Corp 7,424 522
Bright Horizons Family Solutions Inc
( e)
33,880 5,032
Cintas Corp 46,989 12,624
CoreLogic Inc/United States
( e)
652 26
CoStar Group Inc
( e)
1,584 870
Equifax Inc 3,139 429
Euronet Worldwide Inc
( e)
76,997 10,785
FleetCor Technologies Inc
( e)
11,856 3,488
Gartner Inc
( e)
56,211 8,661
Global Payments Inc 102,355 17,317
Grand Canyon Education Inc
( e)
70,653 6,497
H&R Block Inc 2,153 54
IHS Markit Ltd
( e)
128,223 8,979
MarketAxess Holdings Inc 35,498 13,085
Moody's Corp 27,042 5,968
Morningstar Inc 19,010 3,076
Nielsen Holdings PLC 2,439 49
Paylocity Holding Corp
( e)
1,422 146
Ritchie Bros Auctioneers Inc 112,864 4,641
Robert Half International Inc 4,763 273
Rollins Inc 6,023 230
Sabre Corp 3,044 71
Service Corp International/US 5,608 255
ServiceMaster Global Holdings Inc
( e)
36,892 1,490
Square Inc
( e)
82,197 5,049
TransUnion 231,096 19,094
United Rentals Inc
( e)
28,680 3,831
Verisk Analytics Inc 75,902 10,983
WEX Inc
( e)
19,358 3,662
$ 147,329
Computers - 1.79%
Elastic NV
( e)
34,698 2,498
EPAM Systems Inc
( e)
56,920 10,016
Fortinet Inc
( e)
4,411 360
Genpact Ltd 7,476 293
NCR Corp
( e)
4,791 140
NetApp Inc 11,781 658
Perspecta Inc 198,881 5,278
Pure Storage Inc
( e)
9,035 176
Zscaler Inc
( e)
2,663 117
$ 19,536

Schedule of Investments
MidCap Growth Fund III
October 31, 2019
See accompanying notes.
378
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.15%
Avery Dennison Corp 3,508 $ 449
Church & Dwight Co Inc 7,580 530
Clorox Co/The 4,671 690
$ 1,669
Distribution & Wholesale - 3.68%
Copart Inc
( e)
9,066 749
Fastenal Co 185,909 6,681
IAA Inc
( e)
98,609 3,762
KAR Auction Services Inc 5,238 130
LKQ Corp
( e)
1,343 46
Pool Corp 95,450 19,797
Watsco Inc 26,990 4,758
WW Grainger Inc 13,491 4,167
$ 40,090
Diversified Financial Services - 0.55%
Alliance Data Systems Corp 310 31
Ameriprise Financial Inc 851 128
Cboe Global Markets Inc 1,276 147
Credit Acceptance Corp
( e)
374 164
Discover Financial Services 4,753 382
E*TRADE Financial Corp 1,360 57
Evercore Inc - Class A 648 48
Lazard Ltd 1,710 64
LPL Financial Holdings Inc 47,095 3,807
Raymond James Financial Inc 1,343 112
SEI Investments Co 2,578 154
Synchrony Financial 8,053 285
T Rowe Price Group Inc 2,750 318
Western Union Co/The 9,874 247
$ 5,944
Electrical Components & Equipment - 0.59%
AMETEK Inc 8,265 758
Hubbell Inc 1,364 193
Littelfuse Inc 29,077 5,105
Universal Display Corp 1,688 338
$ 6,394
Electronics - 4.00%
Agilent Technologies Inc 1,974 149
Allegion PLC 3,805 441
Amphenol Corp 67,988 6,822
Coherent Inc
( e)
31,446 4,683
FLIR Systems Inc 109,308 5,636
Fortive Corp 2,038 141
Jabil Inc 1,319 49
Keysight Technologies Inc
( e)
187,343 18,904
Mettler-Toledo International Inc
( e)
753 531
National Instruments Corp 330 14
PerkinElmer Inc 738 63
Sensata Technologies Holding PLC
( e)
3,073 157
Trimble Inc
( e)
133,675 5,326
Waters Corp
( e)
2,038 431
Woodward Inc 1,933 206
$ 43,553
Entertainment - 1.20%
Lions Gate Entertainment Corp - A shares
( e)
198,149 1,583
Live Nation Entertainment Inc
( e)
5,742 405
Six Flags Entertainment Corp 656 28
Vail Resorts Inc 47,316 10,995
$ 13,011
Environmental Control - 1.04%
Republic Services Inc 1,769 155
Waste Connections Inc 120,585 11,142
$ 11,297
Food - 1.15%
Campbell Soup Co 3,824 177
Hershey Co/The 5,605 823
Kellogg Co 5,106 324
Lamb Weston Holdings Inc 135,992 10,613
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
McCormick & Co Inc/MD 2,446 $ 393
Pilgrim's Pride Corp
( e)
770 23
Post Holdings Inc
( e)
1,172 121
Sprouts Farmers Market Inc
( e)
2,367 46
TreeHouse Foods Inc
( e)
383 21
$ 12,541
Hand & Machine Tools - 0.02%
Lincoln Electric Holdings Inc 2,453 220
Healthcare - Products - 6.69%
ABIOMED Inc
( e)
26,372 5,474
Align Technology Inc
( e)
48,146 12,148
Avantor Inc
( e)
147,156 2,091
Bio-Techne Corp 1,559 325
Bruker Corp 4,622 206
Cantel Medical Corp 1,074 78
Cooper Cos Inc/The 33,338 9,702
DENTSPLY SIRONA Inc 65,279 3,576
Henry Schein Inc
( e)
1,946 122
Hill-Rom Holdings Inc 1,643 172
Hologic Inc
( e)
9,843 475
ICU Medical Inc
( e)
302 49
IDEXX Laboratories Inc
( e)
57,513 16,392
Insulet Corp
( e)
73,080 10,619
Masimo Corp
( e)
28,716 4,186
ResMed Inc 6,115 905
STERIS PLC 674 95
Teleflex Inc 15,237 5,293
Varian Medical Systems Inc
( e)
4,138 500
West Pharmaceutical Services Inc 2,635 379
$ 72,787
Healthcare - Services - 2.33%
Centene Corp
( e)
92,360 4,903
Charles River Laboratories International Inc
( e)
2,066 269
Chemed Corp 9,152 3,605
Encompass Health Corp 2,399 154
ICON PLC
( e)
67,891 9,973
IQVIA Holdings Inc
( e)
38,338 5,536
Laboratory Corp of America Holdings
( e)
682 112
Molina Healthcare Inc
( e)
2,129 250
WellCare Health Plans Inc
( e)
2,046 607
$ 25,409
Home Builders - 1.28%
DR Horton Inc 176,687 9,253
Lennar Corp - A Shares 67,778 4,040
Lennar Corp - B Shares 605 28
NVR Inc
( e)
168 611
$ 13,932
Home Furnishings - 0.34%
Dolby Laboratories Inc 54,703 3,519
Tempur Sealy International Inc
( e)
2,004 182
$ 3,701
Housewares - 0.05%
Scotts Miracle-Gro Co/The 1,596 160
Toro Co/The 4,488 346
$ 506
Insurance - 1.01%
Alleghany Corp
( e)
95 74
Arch Capital Group Ltd
( e)
2,778 116
Arthur J Gallagher & Co 107,810 9,835
Athene Holding Ltd
( e)
2,641 114
Axis Capital Holdings Ltd 482 29
Brown & Brown Inc 1,289 49
Erie Indemnity Co 653 120
Everest Re Group Ltd 595 153
Kemper Corp 548 39
Markel Corp
( e)
67 78
Primerica Inc 1,234 156
RenaissanceRe Holdings Ltd 808 151

Schedule of Investments
MidCap Growth Fund III
October 31, 2019
See accompanying notes.
379
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Voya Financial Inc 576 $ 31
$ 10,945
Internet - 5.88%
Anaplan Inc
( e)
3,528 166
CDW Corp/DE 109,558 14,014
Etsy Inc
( e)
152,424 6,781
Expedia Group Inc 41,207 5,632
F5 Networks Inc
( e)
3,142 453
GoDaddy Inc
( e)
5,414 352
GrubHub Inc
( d),(e)
3,603 123
IAC/ InterActiveCorp
( e)
30,234 6,871
Match Group Inc
( d)
2,409 176
Okta Inc
( e)
3,145 343
Palo Alto Networks Inc
( e)
2,888 657
Pinterest Inc
( e),(f)
165,116 4,151
Proofpoint Inc
( e)
2,292 264
RingCentral Inc
( e)
42,339 6,839
Roku Inc
( e)
2,628 387
Shopify Inc
( e)
9,859 3,091
Spotify Technology SA
( e)
3,635 524
TripAdvisor Inc
( e)
4,086 165
Twitter Inc
( e)
246,707 7,393
VeriSign Inc
( e)
3,589 682
Zendesk Inc
( e)
69,499 4,910
$ 63,974
Leisure Products & Services - 0.45%
Norwegian Cruise Line Holdings Ltd
( e)
1,342 68
Planet Fitness Inc
( e)
3,687 235
Polaris Inc 2,118 209
Royal Caribbean Cruises Ltd 40,131 4,367
$ 4,879
Lodging - 0.77%
Caesars Entertainment Corp
( e)
539,843 6,629
Choice Hotels International Inc 841 74
Hilton Grand Vacations Inc
( e)
716 25
Hilton Worldwide Holdings Inc 12,774 1,239
MGM Resorts International 1,330 38
Wyndham Hotels & Resorts Inc 1,443 78
Wynn Resorts Ltd 2,493 302
$ 8,385
Machinery - Construction & Mining - 0.66%
BWX Technologies Inc 123,363 7,167
Machinery - Diversified - 4.47%
Cognex Corp 138,814 7,148
Dover Corp 1,956 203
Gardner Denver Holdings Inc
( e)
170,522 5,428
Graco Inc 165,916 7,499
IDEX Corp 57,267 8,907
Middleby Corp/ The
( e)
2,277 275
Nordson Corp 2,703 424
Rockwell Automation Inc 45,183 7,772
Wabtec Corp 49,564 3,438
Xylem Inc/NY 98,688 7,568
$ 48,662
Media - 1.89%
Altice USA Inc
( e)
13,673 423
AMC Networks Inc
( e)
2,006 87
Cable One Inc 8,779 11,636
CBS Corp 12,714 458
FactSet Research Systems Inc 1,154 293
Fox Corp - A Shares 2,611 84
Fox Corp - B Shares 1,141 36
New York Times Co/The 1,343 41
Nexstar Media Group Inc 1,509 147
Sinclair Broadcast Group Inc 2,516 100
Sirius XM Holdings Inc 1,080,641 7,262
$ 20,567
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.01%
Royal Gold Inc 844 $ 97
Miscellaneous Manufacturers - 2.29%
AO Smith Corp
( d)
242,485 12,046
AptarGroup Inc 44,472 5,255
Carlisle Cos Inc 2,603 396
Donaldson Co Inc 5,382 284
Hexcel Corp 76,513 5,710
Ingersoll-Rand PLC 9,748 1,237
$ 24,928
Office & Business Equipment - 0.04%
Zebra Technologies Corp
( e)
1,647 392
Oil & Gas - 0.88%
Cabot Oil & Gas Corp 10,323 192
Diamondback Energy Inc 104,210 8,938
Parsley Energy Inc 6,399 101
Pioneer Natural Resources Co 3,206 394
$ 9,625
Oil & Gas Services - 0.55%
Baker Hughes Co 161,740 3,461
National Oilwell Varco Inc 110,698 2,504
$ 5,965
Packaging & Containers - 0.52%
Ball Corp 75,032 5,250
Berry Global Group Inc
( e)
2,167 90
Crown Holdings Inc
( e)
3,583 261
Sealed Air Corp 651 27
$ 5,628
Pharmaceuticals - 2.14%
Agios Pharmaceuticals Inc
( e)
307 9
AmerisourceBergen Corp 6,908 590
DexCom Inc
( e)
27,662 4,266
Herbalife Nutrition Ltd
( e)
748 33
Horizon Therapeutics Plc
( e)
1,475 43
Jazz Pharmaceuticals PLC
( e)
45,460 5,712
McKesson Corp 1,358 181
Neurocrine Biosciences Inc
( e)
3,567 355
PRA Health Sciences Inc
( e)
26,511 2,590
Sarepta Therapeutics Inc
( e)
33,394 2,773
Zoetis Inc 52,596 6,728
$ 23,280
Pipelines - 0.06%
Cheniere Energy Inc
( e)
4,123 254
ONEOK Inc 5,902 412
$ 666
Real Estate - 0.03%
CBRE Group Inc
( e)
3,804 204
Howard Hughes Corp/ The
( e)
529 59
Jones Lang LaSalle Inc 300 44
$ 307
REITs - 1.41%
American Homes 4 Rent 4,886 129
Americold Realty Trust 7,914 317
CoreSite Realty Corp 1,165 137
Equity LifeStyle Properties Inc 6,958 487
Extra Space Storage Inc 4,060 456
Iron Mountain Inc 1,098 36
Lamar Advertising Co 3,497 280
Outfront Media Inc 1,117 29
SBA Communications Corp 55,354 13,321
Sun Communities Inc 927 151
UDR Inc 827 41
$ 15,384
Retail - 8.17%
Advance Auto Parts Inc 500 81
AutoZone Inc
( e)
6,295 7,204
Best Buy Co Inc 1,446 104
Burlington Stores Inc
( e)
102,996 19,793
CarMax Inc
( e)
2,417 225

Schedule of Investments
MidCap Growth Fund III
October 31, 2019
See accompanying notes.
380
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Carvana Co
( d),(e)
1,768 $ 143
Casey's General Stores Inc 374 64
Chipotle Mexican Grill Inc
( e)
6,767 5,266
Darden Restaurants Inc 6,141 689
Dollar General Corp 101,547 16,282
Dollar Tree Inc
( e)
78,757 8,695
Domino's Pizza Inc 1,261 343
Dunkin' Brands Group Inc 3,349 263
Five Below Inc
( e)
60,048 7,513
Floor & Decor Holdings Inc
( e)
2,684 123
L Brands Inc 1,936 33
Lululemon Athletica Inc
( e)
35,571 7,266
Nordstrom Inc 4,590 165
Ollie's Bargain Outlet Holdings Inc
( e)
2,116 135
O'Reilly Automotive Inc
( e)
30,325 13,207
Tractor Supply Co 3,670 349
Ulta Beauty Inc
( e)
1,738 405
Wendy's Co/The 8,327 176
Williams-Sonoma Inc 725 48
Yum China Holdings Inc 9,004 383
$ 88,955
Semiconductors - 4.85%
Advanced Micro Devices Inc
( e)
269,186 9,133
Entegris Inc 5,348 257
IPG Photonics Corp
( e)
25,015 3,359
KLA Corp 7,004 1,184
Lam Research Corp 5,513 1,494
Marvell Technology Group Ltd 99,746 2,433
Maxim Integrated Products Inc 94,114 5,521
Microchip Technology Inc 168,438 15,882
Monolithic Power Systems Inc 68,497 10,269
Skyworks Solutions Inc 321 29
Teradyne Inc 8,498 520
Xilinx Inc 30,212 2,742
$ 52,823
Shipbuilding - 0.02%
Huntington Ingalls Industries Inc 993 224
Software - 14.33%
Akamai Technologies Inc
( e)
7,396 640
Alteryx Inc
( e)
1,933 177
ANSYS Inc
( e)
3,901 859
Aspen Technology Inc
( e)
3,793 437
Atlassian Corp PLC
( e)
3,242 392
Autodesk Inc
( e)
19,618 2,891
Black Knight Inc
( e)
7,742 497
Broadridge Financial Solutions Inc 88,932 11,136
Cadence Design Systems Inc
( e)
13,136 858
CDK Global Inc 5,193 262
Ceridian HCM Holding Inc
( e)
2,933 141
Cerner Corp 81,983 5,503
Citrix Systems Inc 5,902 642
Coupa Software Inc
( e)
1,883 259
DocuSign Inc
( e)
4,703 311
Dropbox Inc - A Shares
( e)
9,121 181
Fair Isaac Corp
( e)
1,568 477
Fidelity National Information Services Inc 49,855 6,569
Fiserv Inc
( e)
142,741 15,151
Guidewire Software Inc
( e)
2,512 283
HubSpot Inc
( e)
1,640 254
Jack Henry & Associates Inc 3,574 506
Manhattan Associates Inc
( e)
2,834 212
Medallia Inc
( d),(e)
795 23
MongoDB Inc
( e)
1,709 218
MSCI Inc 28,654 6,721
Paychex Inc 14,366 1,202
Paycom Software Inc
( e)
1,517 321
Pegasystems Inc 1,689 127
PTC Inc
( e)
45,295 3,031
RealPage Inc
( e)
141,314 8,557
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
ServiceNow Inc
( e)
27,314 $ 6,754
Slack Technologies Inc
( d),(e)
103,841 2,284
Smartsheet Inc
( e)
3,661 144
SolarWinds Corp
( e)
1,499 28
Splunk Inc
( e)
67,917 8,147
SS&C Technologies Holdings Inc 6,164 321
Synopsys Inc
( e)
151,040 20,504
Take-Two Interactive Software Inc
( e)
118,048 14,207
Teradata Corp
( e)
4,937 148
Twilio Inc
( e)
3,682 356
Tyler Technologies Inc
( e)
74,613 20,034
Veeva Systems Inc
( e)
99,951 14,176
Zynga Inc
( e)
9,674 60
$ 156,001
Telecommunications - 0.89%
Arista Networks Inc
( e)
33,278 8,138
Corning Inc 7,522 223
Motorola Solutions Inc 5,538 921
Switch Inc 3,509 52
Ubiquiti Inc
( d)
605 77
Zayo Group Holdings Inc
( e)
9,147 312
$ 9,723
Toys, Games & Hobbies - 0.03%
Hasbro Inc 3,573 348
Transportation - 0.51%
CH Robinson Worldwide Inc 3,173 240
Expeditors International of Washington Inc 6,060 442
Genesee & Wyoming Inc
( e)
561 62
JB Hunt Transport Services Inc 807 95
Landstar System Inc 1,569 178
Old Dominion Freight Line Inc 24,923 4,538
$ 5,555
TOTAL COMMON STOCKS $ 1,071,674
Total Investments $ 1,095,091
Other Assets and Liabilities -  (0.62)% (6,696)
TOTAL NET ASSETS - 100.00% $ 1,088,395
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,075 or
0.28% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 29.08%
Technology 21.01%
Industrial 16.84%
Consumer, Cyclical 16.81%
Communications 8.73%
Financial 3.95%
Money Market Funds 2.10%
Energy 1.49%
Basic Materials 0.56%
Domestic Equity Funds 0.05%
Other Assets and Liabilities
(0.62)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund III
October 31, 2019
See accompanying notes.
381
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 28,751 $ 483,903 $ 492,845 $ 19,809
Principal Healthcare Innovators Index ETF — 181 17 171
Principal Shareholder Yield Index ETF — 380 80 306
Principal Sustainable Momentum Index ETF — 59 5 56
$ 28,751 $ 484,523 $ 492,947 $ 20,342
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 48 6 $ — $ — $ —
Principal Healthcare Innovators Index ETF — (2) — 9
Principal Shareholder Yield Index ETF 8 (4) — 10
Principal Sustainable Momentum Index ETF 1 (1) — 3
$ 49 5 $ (7) $ — $ 22
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Pinterest Inc 08/02/2019 - 10/15/2019 $ 4,933 $ 4,151 0.38%
Total $ 4,151 0.38%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini ; December 2019 Long 25 $ 4,888 $ 151
Total $ 151
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2019
See accompanying notes.
382
INVESTMENT COMPANIES - 2.68% Shares Held Value (000's)
Exchange-Traded Funds - 0.44%
iShares Core S&P Mid-Cap ETF 29,100 $ 5,683
Money Market Funds - 2.24%
BlackRock Liquidity FedFund 1.71%
(a),(b)
19,019,966 19,020
Principal Government Money Market Fund
1.65%
(a),(c)
10,156,708 10,157
$ 29,177
TOTAL INVESTMENT COMPANIES $ 34,860
COMMON STOCKS - 98.96% Shares Held Value (000's)
Aerospace & Defense - 0.91%
Mercury Systems Inc
(d)
40,785 3,004
Teledyne Technologies Inc
(d)
26,720 8,807
$ 11,811
Airlines - 0.32%
JetBlue Airways Corp
(d)
217,600 4,200
Apparel - 0.79%
Carter's Inc 32,860 3,294
Deckers Outdoor Corp
(d)
21,213 3,243
Skechers U.S.A. Inc
(d)
98,236 3,671
$ 10,208
Automobile Parts & Equipment - 0.65%
Adient PLC
(d)
63,949 1,355
Dana Inc 105,705 1,716
Delphi Technologies PLC 63,981 781
Goodyear Tire & Rubber Co/The 170,780 2,710
Visteon Corp
(d)
20,532 1,910
$ 8,472
Banks - 6.69%
Associated Banc-Corp 119,107 2,395
BancorpSouth Bank 68,768 2,109
Bank of Hawaii Corp 29,839 2,605
Bank OZK 88,787 2,491
Cathay General Bancorp 55,693 1,981
Commerce Bancshares Inc/MO 72,546 4,669
Cullen/Frost Bankers Inc 41,878 3,772
East West Bancorp Inc 106,900 4,588
First Financial Bankshares Inc 99,748 3,320
First Horizon National Corp 229,506 3,665
FNB Corp/PA 238,610 2,878
Fulton Financial Corp 122,121 2,083
Hancock Whitney Corp 66,624 2,598
Home BancShares Inc/AR 114,391 2,114
International Bancshares Corp 42,436 1,738
PacWest Bancorp 86,819 3,212
Pinnacle Financial Partners Inc 53,127 3,125
Prosperity Bancshares Inc 69,583 4,803
Signature Bank/New York NY 40,200 4,757
Synovus Financial Corp 113,344 3,839
TCF Financial Corp 112,729 4,463
Texas Capital Bancshares Inc
(d)
36,946 1,997
Trustmark Corp 47,301 1,623
UMB Financial Corp 31,715 2,070
Umpqua Holdings Corp 161,730 2,559
United Bankshares Inc/WV 74,822 2,959
Valley National Bancorp 243,692 2,822
Webster Financial Corp 67,689 2,985
Wintrust Financial Corp 41,637 2,657
$ 86,877
Beverages - 0.19%
Boston Beer Co Inc/The
(d)
6,746 2,526
Biotechnology - 1.18%
Bio-Rad Laboratories Inc
(d)
15,786 5,235
Exelixis Inc
(d)
222,476 3,437
Ligand Pharmaceuticals Inc
(d)
13,963 1,519
Nektar Therapeutics
(d)
128,662 2,203
United Therapeutics Corp
(d)
32,207 2,894
$ 15,288
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 1.91%
Eagle Materials Inc 30,865 $ 2,819
Lennox International Inc 25,884 6,403
Louisiana-Pacific Corp 90,790 2,654
MDU Resources Group Inc 146,203 4,224
Owens Corning 79,904 4,896
Trex Co Inc
(d)
42,912 3,772
$ 24,768
Chemicals - 2.28%
Ashland Global Holdings Inc 44,452 3,439
Cabot Corp 42,440 1,850
Chemours Co/The 120,073 1,970
Ingevity Corp
(d)
30,744 2,589
Minerals Technologies Inc 25,753 1,273
NewMarket Corp 5,424 2,633
Olin Corp 120,672 2,213
PolyOne Corp 56,460 1,810
RPM International Inc 95,240 6,898
Sensient Technologies Corp 31,083 1,945
Valvoline Inc 138,220 2,950
$ 29,570
Commercial Services - 3.96%
Aaron's Inc 49,612 3,717
Adtalem Global Education Inc
(d)
40,340 1,201
ASGN Inc
(d)
38,854 2,471
Avis Budget Group Inc
(d)
42,971 1,277
Brink's Co/The 36,723 3,120
CoreLogic Inc/United States
(d)
58,856 2,383
FTI Consulting Inc
(d)
27,598 3,005
Graham Holdings Co 3,196 2,012
Green Dot Corp
(d)
35,016 1,010
Healthcare Services Group Inc 54,435 1,326
HealthEquity Inc
(d)
51,869 2,946
Insperity Inc 28,434 3,003
LiveRamp Holdings Inc
(d)
49,680 1,942
ManpowerGroup Inc 43,951 3,996
Sabre Corp 201,007 4,720
Service Corp International/US 133,939 6,092
WEX Inc
(d)
31,785 6,013
WW International Inc
(d)
34,105 1,189
$ 51,423
Computers - 1.60%
CACI International Inc
(d)
18,276 4,089
Lumentum Holdings Inc
(d)
56,481 3,539
MAXIMUS Inc 46,868 3,597
NCR Corp
(d)
93,549 2,733
NetScout Systems Inc
(d)
49,032 1,187
Perspecta Inc 101,322 2,689
Science Applications International Corp 36,023 2,976
$ 20,810
Consumer Products - 0.21%
Helen of Troy Ltd
(d)
18,441 2,762
Cosmetics & Personal Care - 0.11%
Edgewell Personal Care Co
(d)
39,780 1,392
Distribution & Wholesale - 1.05%
KAR Auction Services Inc 98,033 2,437
Pool Corp 29,322 6,081
Resideo Technologies Inc
(d)
90,178 860
Watsco Inc 23,954 4,223
$ 13,601
Diversified Financial Services - 2.78%
Deluxe Corp 31,532 1,634
Eaton Vance Corp 83,026 3,786
Evercore Inc - Class A 29,285 2,157
Federated Investors Inc 70,604 2,255
Interactive Brokers Group Inc - A Shares 56,369 2,682
Janus Henderson Group PLC 116,830 2,702
Jefferies Financial Group Inc 185,093 3,456
Legg Mason Inc 59,891 2,232

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2019
See accompanying notes.
383
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
LendingTree Inc
(d)
5,628 $ 2,025
Navient Corp 148,976 2,051
SEI Investments Co 93,175 5,583
SLM Corp 313,321 2,644
Stifel Financial Corp 51,108 2,861
$ 36,068
Electric - 2.04%
ALLETE Inc 37,940 3,265
Black Hills Corp 44,848 3,535
Hawaiian Electric Industries Inc 80,038 3,614
IDACORP Inc 37,016 3,983
NorthWestern Corp 37,049 2,687
OGE Energy Corp 147,024 6,331
PNM Resources Inc 58,504 3,051
$ 26,466
Electrical Components & Equipment - 1.87%
Acuity Brands Inc 29,305 3,657
Belden Inc 28,376 1,455
Energizer Holdings Inc 47,064 2,000
EnerSys 31,202 2,086
Hubbell Inc 39,962 5,663
Littelfuse Inc 18,060 3,171
Universal Display Corp 31,139 6,233
$ 24,265
Electronics - 3.72%
Arrow Electronics Inc
(d)
61,064 4,841
Avnet Inc 76,106 3,011
Coherent Inc
(d)
17,615 2,623
Gentex Corp 187,126 5,249
II-VI Inc
(d)
63,637 2,110
Jabil Inc 102,212 3,763
National Instruments Corp 87,178 3,608
nVent Electric PLC 114,273 2,635
SYNNEX Corp 30,011 3,533
Tech Data Corp
(d)
26,149 3,177
Trimble Inc
(d)
184,933 7,368
Vishay Intertechnology Inc 97,206 1,959
Woodward Inc 41,336 4,409
$ 48,286
Energy - Alternate Sources - 0.45%
First Solar Inc
(d)
55,735 2,887
SolarEdge Technologies Inc
(d)
35,173 2,988
$ 5,875
Engineering & Construction - 1.35%
AECOM
(d)
115,846 4,635
Dycom Industries Inc
(d)
23,131 1,054
EMCOR Group Inc 41,230 3,616
Fluor Corp 102,773 1,656
Granite Construction Inc 34,403 810
KBR Inc 103,968 2,928
MasTec Inc
(d)
44,278 2,787
$ 17,486
Entertainment - 1.84%
Churchill Downs Inc 26,171 3,402
Cinemark Holdings Inc 78,301 2,866
Eldorado Resorts Inc
(d)
47,980 2,148
Live Nation Entertainment Inc
(d)
102,141 7,201
Marriott Vacations Worldwide Corp 28,453 3,128
Penn National Gaming Inc
(d)
79,996 1,705
Scientific Games Corp
(d)
39,679 952
Six Flags Entertainment Corp 57,619 2,431
$ 23,833
Environmental Control - 0.81%
Clean Harbors Inc
(d)
37,747 3,112
Stericycle Inc
(d)
66,925 3,855
Tetra Tech Inc 40,139 3,511
$ 10,478
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1.79%
Flowers Foods Inc 141,368 $ 3,070
Hain Celestial Group Inc/The
(d)
58,941 1,393
Ingredion Inc 49,011 3,872
Lancaster Colony Corp 14,539 2,024
Pilgrim's Pride Corp
(d)
38,452 1,167
Post Holdings Inc
(d)
50,445 5,191
Sanderson Farms Inc 14,481 2,242
Sprouts Farmers Market Inc
(d)
86,751 1,684
Tootsie Roll Industries Inc 12,391 425
TreeHouse Foods Inc
(d)
41,278 2,230
$ 23,298
Forest Products & Paper - 0.13%
Domtar Corp 45,966 1,673
Gas - 1.79%
National Fuel Gas Co 63,396 2,873
New Jersey Resources Corp 66,088 2,881
ONE Gas Inc 38,733 3,596
Southwest Gas Holdings Inc 39,900 3,483
Spire Inc 37,318 3,137
UGI Corp 153,475 7,316
$ 23,286
Hand & Machine Tools - 1.03%
Colfax Corp
(d)
61,361 2,062
Kennametal Inc 60,566 1,875
Lincoln Electric Holdings Inc 45,375 4,064
MSA Safety Inc 26,163 3,141
Regal Beloit Corp 30,800 2,281
$ 13,423
Healthcare - Products - 4.75%
Avanos Medical Inc
(d)
35,042 1,543
Bio-Techne Corp 27,957 5,820
Cantel Medical Corp 26,995 1,968
Globus Medical Inc
(d)
56,295 2,948
Haemonetics Corp
(d)
37,290 4,502
Hill-Rom Holdings Inc 49,074 5,138
ICU Medical Inc
(d)
14,116 2,281
Integra LifeSciences Holdings Corp
(d)
52,143 3,027
LivaNova PLC
(d)
35,543 2,514
Masimo Corp
(d)
36,034 5,253
NuVasive Inc
(d)
38,227 2,697
Patterson Cos Inc 63,162 1,082
Penumbra Inc
(d)
23,510 3,667
Repligen Corp
(d)
34,063 2,708
STERIS PLC 62,200 8,806
West Pharmaceutical Services Inc 54,167 7,791
$ 61,745
Healthcare - Services - 2.70%
Acadia Healthcare Co Inc
(d)
65,019 1,950
Amedisys Inc
(d)
23,631 3,037
Catalent Inc
(d)
107,251 5,218
Charles River Laboratories International Inc
(d)
35,848 4,660
Chemed Corp 11,695 4,607
Encompass Health Corp 72,452 4,638
MEDNAX Inc
(d)
61,852 1,358
Molina Healthcare Inc
(d)
46,060 5,419
Syneos Health Inc
(d)
45,604 2,287
Tenet Healthcare Corp
(d)
75,979 1,925
$ 35,099
Home Builders - 0.79%
KB Home 62,810 2,242
Thor Industries Inc 40,442 2,558
Toll Brothers Inc 94,890 3,774
TRI Pointe Group Inc
(d)
104,485 1,644
$ 10,218
Home Furnishings - 0.24%
Tempur Sealy International Inc
(d)
33,817 3,076

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2019
See accompanying notes.
384
COMMON STOCKS (continued) Shares Held Value (000’s)
Housewares - 0.69%
Scotts Miracle-Gro Co/The 28,941 $ 2,905
Toro Co/The 78,296 6,039
$ 8,944
Insurance - 5.59%
Alleghany Corp
(d)
10,599 8,249
American Financial Group Inc/OH 54,829 5,704
Brighthouse Financial Inc
(d)
81,828 3,090
Brown & Brown Inc 171,468 6,461
CNO Financial Group Inc 114,573 1,793
First American Financial Corp 82,334 5,087
Genworth Financial Inc 369,669 1,582
Hanover Insurance Group Inc/The 29,052 3,827
Kemper Corp 45,994 3,306
Mercury General Corp 19,922 958
Old Republic International Corp 209,331 4,677
Primerica Inc 30,761 3,881
Reinsurance Group of America Inc 46,097 7,489
RenaissanceRe Holdings Ltd 32,436 6,071
Selective Insurance Group Inc 43,605 3,014
WR Berkley Corp 106,285 7,429
$ 72,618
Internet - 0.61%
Etsy Inc
(d)
88,474 3,936
GrubHub Inc
(d),(e)
67,096 2,285
Yelp Inc
(d)
47,473 1,639
$ 7,860
Iron & Steel - 1.34%
Allegheny Technologies Inc
(d)
92,602 1,946
Carpenter Technology Corp 35,008 1,716
Commercial Metals Co 86,612 1,674
Reliance Steel & Aluminum Co 48,957 5,681
Steel Dynamics Inc 161,299 4,897
United States Steel Corp
(e)
125,406 1,443
$ 17,357
Leisure Products & Services - 0.60%
Brunswick Corp/DE 62,962 3,667
Polaris Inc 42,200 4,163
$ 7,830
Lodging - 1.05%
Boyd Gaming Corp 58,773 1,601
Caesars Entertainment Corp
(d)
408,196 5,013
Wyndham Destinations Inc 67,738 3,144
Wyndham Hotels & Resorts Inc 70,826 3,822
$ 13,580
Machinery - Construction & Mining - 0.43%
Oshkosh Corp 50,235 4,289
Terex Corp 48,110 1,325
$ 5,614
Machinery - Diversified - 2.20%
AGCO Corp 46,477 3,564
Cognex Corp 125,346 6,454
Crane Co 37,426 2,864
Curtiss-Wright Corp 31,384 4,245
Graco Inc 122,514 5,537
Nordson Corp 37,580 5,893
$ 28,557
Media - 1.82%
AMC Networks Inc
(d)
32,434 1,412
Cable One Inc 3,688 4,888
FactSet Research Systems Inc 28,098 7,123
John Wiley & Sons Inc 32,343 1,490
Meredith Corp 29,431 1,110
New York Times Co/The 105,566 3,262
TEGNA Inc 159,126 2,392
World Wrestling Entertainment Inc
(e)
34,932 1,958
$ 23,635
COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0.43%
Timken Co/The 50,266 $ 2,463
Valmont Industries Inc 15,889 2,180
Worthington Industries Inc 27,221 1,002
$ 5,645
Mining - 0.54%
Compass Minerals International Inc 24,887 1,405
Royal Gold Inc 48,152 5,559
$ 6,964
Miscellaneous Manufacturers - 1.88%
AptarGroup Inc 47,037 5,557
Axon Enterprise Inc
(d)
43,521 2,225
Carlisle Cos Inc 41,576 6,331
Donaldson Co Inc 93,665 4,940
ITT Inc 64,634 3,843
Trinity Industries Inc 75,136 1,486
$ 24,382
Office & Business Equipment - 0.73%
Zebra Technologies Corp
(d)
39,747 9,455
Office Furnishings - 0.25%
Herman Miller Inc 43,374 2,017
HNI Corp 31,491 1,197
$ 3,214
Oil & Gas - 1.48%
Chesapeake Energy Corp
(d),(e)
828,317 1,110
CNX Resources Corp
(d)
137,760 1,161
EQT Corp 187,657 2,016
Matador Resources Co
(d)
80,533 1,120
Murphy Oil Corp 113,210 2,336
Murphy USA Inc
(d)
22,073 2,603
Oasis Petroleum Inc
(d)
212,763 555
PBF Energy Inc 74,850 2,416
Southwestern Energy Co
(d)
397,581 815
Transocean Ltd
(d)
422,389 2,006
WPX Energy Inc
(d)
310,236 3,096
$ 19,234
Oil & Gas Services - 0.46%
Apergy Corp
(d)
56,892 1,432
Core Laboratories NV 32,584 1,435
NOW Inc
(d)
79,909 842
Oceaneering International Inc
(d)
72,662 1,029
Patterson-UTI Energy Inc 148,809 1,238
$ 5,976
Packaging & Containers - 0.59%
Greif Inc - Class A 19,286 755
Owens-Illinois Inc 114,179 971
Silgan Holdings Inc 57,159 1,759
Sonoco Products Co 73,504 4,241
$ 7,726
Pharmaceuticals - 0.45%
PRA Health Sciences Inc
(d)
46,121 4,506
Prestige Consumer Healthcare Inc
(d)
36,901 1,309
$ 5,815
Pipelines - 0.25%
Antero Midstream Corp
(e)
189,854 1,223
Equitrans Midstream Corp 149,850 2,086
$ 3,309
Real Estate - 0.43%
Jones Lang LaSalle Inc 37,842 5,545
REITs - 11.02%
Alexander & Baldwin Inc 49,876 1,173
American Campus Communities Inc 100,918 5,044
Brixmor Property Group Inc 218,759 4,817
Camden Property Trust 71,117 8,134
CoreCivic Inc 87,473 1,335
CoreSite Realty Corp 27,096 3,184
Corporate Office Properties Trust 82,224 2,437
Cousins Properties Inc 107,793 4,326
CyrusOne Inc 83,137 5,926

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2019
See accompanying notes.
385
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Douglas Emmett Inc 120,993 $ 5,241
EastGroup Properties Inc 27,585 3,695
EPR Properties 56,963 4,431
First Industrial Realty Trust Inc 92,901 3,912
GEO Group Inc/The 89,056 1,355
Healthcare Realty Trust Inc 94,927 3,301
Highwoods Properties Inc 76,183 3,565
JBG SMITH Properties 86,691 3,490
Kilroy Realty Corp 68,228 5,726
Lamar Advertising Co 63,133 5,051
Liberty Property Trust 115,880 6,845
Life Storage Inc 34,263 3,732
Mack-Cali Realty Corp 66,510 1,425
Medical Properties Trust Inc 327,789 6,795
National Retail Properties Inc 126,062 7,426
Omega Healthcare Investors Inc
(e)
159,053 7,005
Park Hotels & Resorts Inc 176,081 4,094
Pebblebrook Hotel Trust 95,946 2,467
PotlatchDeltic Corp 49,347 2,096
PS Business Parks Inc 14,708 2,655
Rayonier Inc 95,210 2,569
Sabra Health Care REIT Inc 139,193 3,424
Senior Housing Properties Trust 174,612 1,733
Service Properties Trust 120,783 3,056
Spirit Realty Capital Inc 66,181 3,298
Tanger Factory Outlet Centers Inc
(e)
68,706 1,107
Taubman Centers Inc 44,957 1,609
Uniti Group Inc 141,857 982
Urban Edge Properties 84,547 1,785
Weingarten Realty Investors 88,834 2,819
$ 143,065
Retail - 5.04%
American Eagle Outfitters Inc 116,653 1,794
AutoNation Inc
(d)
43,179 2,196
Bed Bath & Beyond Inc
(e)
93,847 1,286
Brinker International Inc 27,543 1,224
Casey's General Stores Inc 27,005 4,613
Cheesecake Factory Inc/The 30,159 1,260
Cracker Barrel Old Country Store Inc 17,660 2,746
Dick's Sporting Goods Inc 48,393 1,884
Dillard's Inc
(e)
7,501 517
Domino's Pizza Inc 30,285 8,226
Dunkin' Brands Group Inc 60,754 4,776
FirstCash Inc 31,555 2,663
Five Below Inc
(d)
40,886 5,115
Foot Locker Inc 80,573 3,506
Jack in the Box Inc 18,967 1,594
MSC Industrial Direct Co Inc 33,057 2,420
Nu Skin Enterprises Inc 40,798 1,819
Ollie's Bargain Outlet Holdings Inc
(d)
40,165 2,566
Papa John's International Inc
(e)
16,109 943
Sally Beauty Holdings Inc
(d)
88,536 1,372
Texas Roadhouse Inc 48,034 2,714
Urban Outfitters Inc
(d)
51,805 1,487
Wendy's Co/The 135,497 2,870
Williams-Sonoma Inc 57,438 3,836
World Fuel Services Corp 48,022 2,006
$ 65,433
Savings & Loans - 0.70%
New York Community Bancorp Inc 343,264 3,999
Sterling Bancorp/DE 150,712 2,962
Washington Federal Inc 58,318 2,126
$ 9,087
Semiconductors - 2.79%
Cirrus Logic Inc
(d)
42,703 2,902
Cree Inc
(d)
78,571 3,750
Cypress Semiconductor Corp 271,251 6,312
MKS Instruments Inc 40,018 4,331
Monolithic Power Systems Inc 29,539 4,428
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Semtech Corp
(d)
48,865 $ 2,466
Silicon Laboratories Inc
(d)
31,835 3,382
Synaptics Inc
(d)
24,173 1,018
Teradyne Inc 124,821 7,642
$ 36,231
Software - 3.25%
ACI Worldwide Inc
(d)
85,722 2,691
Allscripts Healthcare Solutions Inc
(d)
122,402 1,339
Blackbaud Inc 36,117 3,032
CDK Global Inc 89,017 4,499
CommVault Systems Inc
(d)
30,528 1,516
Covetrus Inc
(d)
71,554 710
Fair Isaac Corp
(d)
21,224 6,453
j2 Global Inc 34,132 3,241
Manhattan Associates Inc
(d)
47,245 3,541
PTC Inc
(d)
76,136 5,094
Teradata Corp
(d)
83,803 2,508
Tyler Technologies Inc
(d)
28,339 7,610
$ 42,234
Telecommunications - 1.04%
Ciena Corp
(d)
113,925 4,229
InterDigital Inc 22,862 1,226
LogMeIn Inc 36,310 2,385
Plantronics Inc 23,836 939
Telephone & Data Systems Inc 71,661 1,870
ViaSat Inc
(d)
42,320 2,913
$ 13,562
Toys, Games & Hobbies - 0.23%
Mattel Inc
(d),(e)
253,785 3,030
Transportation - 2.43%
Genesee & Wyoming Inc
(d)
41,579 4,616
Kirby Corp
(d)
43,996 3,483
Knight-Swift Transportation Holdings Inc 90,170 3,288
Landstar System Inc 29,108 3,293
Old Dominion Freight Line Inc 47,010 8,560
Ryder System Inc 39,173 1,905
Werner Enterprises Inc 32,525 1,187
XPO Logistics Inc
(d)
67,705 5,173
$ 31,505
Trucking & Leasing - 0.16%
GATX Corp 26,221 2,086
Water - 0.55%
Aqua America Inc 158,482 7,184
TOTAL COMMON STOCKS $ 1,284,960
Total Investments $ 1,319,820
Other Assets and Liabilities -  (1.64)% (21,290)
TOTAL NET ASSETS - 100.00% $ 1,298,530
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,020 or 1.46% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2019
See accompanying notes.
386
Portfolio Summary  (unaudited)
Sector Percent
Financial 27.21%
Industrial 19.72%
Consumer, Non-cyclical 15.34%
Consumer, Cyclical 13.54%
Technology 8.37%
Utilities 4.38%
Basic Materials 4.29%
Communications 3.47%
Energy 2.64%
Money Market Funds 2.24%
Investment Companies 0.44%
Other Assets and Liabilities
(1.64)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 25,458 $ 345,796 $ 361,097 $ 10,157
$ 25,458 $ 345,796 $ 361,097 $ 10,157
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 573 $ — $ — $ —
$ 573 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2019 Long 51 $ 9,971 $ 100
Total $ 100
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
October 31, 2019
See accompanying notes.
387
INVESTMENT COMPANIES - 3.59% Shares Held Value (000's)
Money Market Funds - 3.58%
BlackRock Liquidity FedFund 1.71%
(a),(b)
2,162,914 $ 2,163
Principal Government Money Market Fund
1.65%
(a),(c)
87,362,229 87,362
$ 89,525
Principal Exchange-Traded Funds - 0.01%
Principal Shareholder Yield Index ETF
( c)
5,218 170
Principal Sustainable Momentum Index ETF
( c)
5,142 144
Principal U.S. Small-Cap Multi-Factor Index
ETF
( c)
422 13
$ 327
TOTAL INVESTMENT COMPANIES $ 89,852
COMMON STOCKS - 97.10% Shares Held Value (000's)
Advertising - 0.87%
Interpublic Group of Cos Inc/The 971,763 21,136
Omnicom Group Inc 7,080 546
$ 21,682
Aerospace & Defense - 0.18%
Arconic Inc 20,103 552
L3Harris Technologies Inc 7,770 1,603
Spirit AeroSystems Holdings Inc 503 41
Teledyne Technologies Inc
( d)
4,400 1,450
TransDigm Group Inc 1,719 905
$ 4,551
Agriculture - 1.68%
Archer-Daniels-Midland Co 986,451 41,470
Bunge Ltd 10,851 586
$ 42,056
Airlines - 1.56%
Alaska Air Group Inc 427,430 29,677
American Airlines Group Inc 36,905 1,109
Copa Holdings SA 38,502 3,918
JetBlue Airways Corp
( d)
16,688 322
United Airlines Holdings Inc
( d)
45,394 4,123
$ 39,149
Apparel - 1.58%
Capri Holdings Ltd
( d)
5,155 160
Carter's Inc 353,812 35,466
Columbia Sportswear Co 16,606 1,502
Hanesbrands Inc 5,958 91
Kontoor Brands Inc 2,972 113
PVH Corp 3,374 294
Ralph Lauren Corp 3,187 306
Skechers U.S.A. Inc
( d)
28,681 1,072
Tapestry Inc 13,014 336
VF Corp 1,470 121
$ 39,461
Automobile Manufacturers - 0.05%
PACCAR Inc 15,372 1,169
Automobile Parts & Equipment - 1.32%
Aptiv PLC 30,452 2,727
BorgWarner Inc 710,611 29,618
Lear Corp 4,295 506
WABCO Holdings Inc
( d)
406 55
$ 32,906
Banks - 5.16%
Associated Banc-Corp 10,788 217
Bank of Hawaii Corp 39,159 3,419
Bank OZK 18,980 532
BankUnited Inc 72,631 2,491
BOK Financial Corp 2,006 155
CIT Group Inc 19,156 821
Citizens Financial Group Inc 29,543 1,039
Comerica Inc 10,579 692
Cullen/Frost Bankers Inc 3,505 316
East West Bancorp Inc 11,328 486
Fifth Third Bancorp 47,931 1,394
First Citizens BancShares Inc/NC 476 234
First Hawaiian Inc 106,829 2,920
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Horizon National Corp 376,637 $ 6,015
First Republic Bank/CA 6,167 656
FNB Corp/PA 166,800 2,012
Huntington Bancshares Inc/OH 47,201 667
KeyCorp 66,734 1,199
M&T Bank Corp 8,642 1,353
Northern Trust Corp 8,956 893
PacWest Bancorp 21,644 800
Pinnacle Financial Partners Inc 4,780 281
Popular Inc 111,991 6,099
Prosperity Bancshares Inc
( e)
404,680 27,931
Regions Financial Corp 66,965 1,078
Signature Bank/New York NY 2,722 322
State Street Corp 38,243 2,526
SunTrust Banks Inc 266,826 18,235
SVB Financial Group
( d)
2,179 483
Synovus Financial Corp 139,480 4,724
TCF Financial Corp 9,569 379
Texas Capital Bancshares Inc
( d)
3,496 189
Umpqua Holdings Corp 220,552 3,490
Webster Financial Corp 62,152 2,741
Western Alliance Bancorp 121,732 6,005
Wintrust Financial Corp 3,629 232
Zions Bancorp NA 536,562 26,007
$ 129,033
Beverages - 0.03%
Brown-Forman Corp - A Shares 354 22
Brown-Forman Corp - B Shares 555 36
Molson Coors Brewing Co 12,852 678
$ 736
Biotechnology - 0.14%
Alnylam Pharmaceuticals Inc
( d)
998 87
Bio-Rad Laboratories Inc
( d)
1,720 570
Bluebird Bio Inc
( d)
3,196 259
Corteva Inc 81,204 2,142
Exelixis Inc
( d)
10,252 159
Moderna Inc
( d)
1,253 21
Nektar Therapeutics
( d)
8,254 141
United Therapeutics Corp
( d)
2,508 225
$ 3,604
Building Materials - 1.45%
Eagle Materials Inc 4,470 409
Fortune Brands Home & Security Inc 4,303 258
Lennox International Inc 527 130
Martin Marietta Materials Inc 14,782 3,872
Masco Corp 18,851 872
MDU Resources Group Inc 221,025 6,385
Owens Corning 341,413 20,922
Vulcan Materials Co 23,875 3,411
$ 36,259
Chemicals - 2.66%
Albemarle Corp 5,069 308
Ashland Global Holdings Inc 3,502 271
Axalta Coating Systems Ltd
( d)
38,503 1,135
Cabot Corp 20,858 910
Celanese Corp 8,019 971
CF Industries Holdings Inc 55,172 2,502
Chemours Co/The 9,829 161
Eastman Chemical Co 438,114 33,314
FMC Corp 8,632 790
Huntsman Corp 22,199 491
Ingevity Corp
( d)
4,805 405
International Flavors & Fragrances Inc 4,841 591
Mosaic Co/The 15,962 317
NewMarket Corp 1,274 619
Olin Corp 27,713 508
RPM International Inc 7,387 535
Valvoline Inc 145,859 3,113
Westlake Chemical Corp 305,622 19,312

Schedule of Investments
MidCap Value Fund I
October 31, 2019
See accompanying notes.
388
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
WR Grace & Co 6,030 $ 401
$ 66,654
Coal - 0.00%
CONSOL Energy Inc
( d)
5,073 67
Commercial Services - 2.47%
AMERCO 603 244
Aramark 16,179 708
CoreLogic Inc/United States
( d)
4,981 202
Equifax Inc 830 113
Euronet Worldwide Inc
( d)
5,120 717
Graham Holdings Co 281 177
Grand Canyon Education Inc
( d)
15,063 1,386
H&R Block Inc 141,816 3,544
IHS Markit Ltd
( d)
10,110 708
Macquarie Infrastructure Corp 14,796 638
ManpowerGroup Inc 282,256 25,663
Nielsen Holdings PLC 94,511 1,905
Quanta Services Inc 562,889 23,669
Sabre Corp 42,237 992
Service Corp International/US 8,595 391
ServiceMaster Global Holdings Inc
( d)
8,237 333
United Rentals Inc
( d)
2,485 332
$ 61,722
Computers - 3.67%
Amdocs Ltd 9,017 588
CACI International Inc
( d)
3,434 768
Dell Technologies Inc
( d)
30,304 1,603
DXC Technology Co 427,231 11,822
Hewlett Packard Enterprise Co 1,310,315 21,502
Leidos Holdings Inc 334,989 28,886
MAXIMUS Inc 338,300 25,961
Western Digital Corp 13,284 686
$ 91,816
Consumer Products - 3.05%
Avery Dennison Corp 224,779 28,740
Church & Dwight Co Inc 11,010 770
Clorox Co/The 130,545 19,281
Kimberly-Clark Corp 202,400 26,895
Spectrum Brands Holdings Inc 9,772 490
$ 76,176
Cosmetics & Personal Care - 0.01%
Coty Inc 31,762 371
Distribution & Wholesale - 0.15%
Fastenal Co 2,458 88
HD Supply Holdings Inc
( d)
12,381 490
IAA Inc
( d)
1,401 54
KAR Auction Services Inc 1,866 47
LKQ Corp
( d)
18,193 618
Watsco Inc 11,653 2,054
WESCO International Inc
( d)
2,768 139
WW Grainger Inc 700 216
$ 3,706
Diversified Financial Services - 2.42%
Affiliated Managers Group Inc 4,120 329
Air Lease Corp 5,962 262
Alliance Data Systems Corp 2,268 227
Ally Financial Inc 66,504 2,037
Ameriprise Financial Inc 7,568 1,142
Cboe Global Markets Inc 3,781 435
Credit Acceptance Corp
( d)
117 51
Discover Financial Services 15,470 1,242
E*TRADE Financial Corp 641,824 26,822
Eaton Vance Corp 50,183 2,288
Evercore Inc - Class A 57,488 4,233
Franklin Resources Inc 12,753 351
Invesco Ltd 28,453 478
Janus Henderson Group PLC 10,223 237
Jefferies Financial Group Inc 16,689 312
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Lazard Ltd 4,343 $ 162
Legg Mason Inc 54,535 2,032
Nasdaq Inc 5,255 524
Navient Corp 89,255 1,229
OneMain Holdings Inc 86,073 3,443
Raymond James Financial Inc 4,321 361
Santander Consumer USA Holdings Inc 7,260 182
SEI Investments Co 3,065 184
SLM Corp 36,956 312
Synchrony Financial 234,140 8,282
T Rowe Price Group Inc 23,791 2,755
Western Union Co/The 22,859 573
$ 60,485
Electric - 5.01%
AES Corp/VA 54,788 934
Alliant Energy Corp 462,475 24,668
Ameren Corp 11,103 863
Avangrid Inc 3,265 163
CenterPoint Energy Inc 65,999 1,919
CMS Energy Corp 12,820 819
Consolidated Edison Inc 48,845 4,505
DTE Energy Co 178,396 22,713
Edison International 15,872 998
Entergy Corp 18,225 2,214
Evergy Inc 17,483 1,117
Eversource Energy 20,166 1,689
FirstEnergy Corp 53,060 2,564
Hawaiian Electric Industries Inc 17,912 809
IDACORP Inc 43,159 4,645
NRG Energy Inc 280,472 11,253
OGE Energy Corp 17,160 739
PG&E Corp
( d)
30,791 190
Pinnacle West Capital Corp 8,865 834
PPL Corp 125,087 4,189
Public Service Enterprise Group Inc 33,968 2,151
Sempra Energy 14,027 2,027
Vistra Energy Corp 183,201 4,952
WEC Energy Group Inc 44,502 4,201
Xcel Energy Inc 382,364 24,284
$ 125,440
Electrical Components & Equipment - 0.80%
Acuity Brands Inc 4,080 509
AMETEK Inc 31,326 2,871
Energizer Holdings Inc
( e)
3,715 158
Hubbell Inc 114,947 16,288
Littelfuse Inc 1,535 270
$ 20,096
Electronics - 3.31%
ADT Inc
( e)
8,620 67
Agilent Technologies Inc 26,509 2,008
Allegion PLC 2,354 273
Arrow Electronics Inc
( d)
5,330 423
Avnet Inc 19,442 769
Coherent Inc
( d)
136,621 20,346
Flex Ltd
( d)
2,306,200 27,098
FLIR Systems Inc 8,874 458
Fortive Corp 36,154 2,494
Garmin Ltd 79,951 7,495
Gentex Corp 54,124 1,518
Jabil Inc 237,038 8,728
Keysight Technologies Inc
( d)
15,220 1,536
National Instruments Corp 34,141 1,413
nVent Electric PLC 78,143 1,802
PerkinElmer Inc 3,900 335
Sensata Technologies Holding PLC
( d)
4,169 213
SYNNEX Corp 25,384 2,989
Trimble Inc
( d)
14,228 567
Woodward Inc 20,831 2,222
$ 82,754

Schedule of Investments
MidCap Value Fund I
October 31, 2019
See accompanying notes.
389
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0.07%
First Solar Inc
( d)
35,421 $ 1,834
Engineering & Construction - 0.06%
AECOM
( d)
9,819 393
frontdoor Inc
( d)
5,511 266
Jacobs Engineering Group Inc 8,682 812
$ 1,471
Entertainment - 1.11%
Cinemark Holdings Inc 739,598 27,069
International Game Technology PLC 6,675 88
Lions Gate Entertainment Corp - A shares
( d)
3,850 31
Lions Gate Entertainment Corp - B shares
( d)
7,956 59
Madison Square Garden Co/ The
( d)
1,002 268
Six Flags Entertainment Corp 4,644 196
Vail Resorts Inc 211 49
$ 27,760
Environmental Control - 1.05%
Clean Harbors Inc
( d)
46,004 3,794
Pentair PLC 7,579 314
Republic Services Inc 250,018 21,879
Stericycle Inc
( d)
5,314 306
$ 26,293
Food - 3.46%
Campbell Soup Co 19,075 883
Conagra Brands Inc 22,803 617
Flowers Foods Inc 104,824 2,277
Grocery Outlet Holding Corp
( d)
12,550 400
Hain Celestial Group Inc/ The
( d)
5,339 126
Hershey Co/The 5,168 759
Hormel Foods Corp 346,510 14,169
Ingredion Inc 4,059 321
JM Smucker Co/The 7,836 828
Kellogg Co 6,890 438
Kroger Co/The 1,241,645 30,595
Lamb Weston Holdings Inc 30,567 2,385
McCormick & Co Inc/MD 1,963 315
Pilgrim's Pride Corp
( d)
74,963 2,276
Post Holdings Inc
( d)
1,615 166
Seaboard Corp 14 59
Sprouts Farmers Market Inc
( d)
37,910 736
Sysco Corp 315,989 25,238
TreeHouse Foods Inc
( d)
2,866 155
Tyson Foods Inc 24,836 2,056
US Foods Holding Corp
( d)
42,972 1,705
$ 86,504
Forest Products & Paper - 0.11%
Domtar Corp 43,664 1,589
International Paper Co 25,517 1,115
$ 2,704
Gas - 0.24%
Atmos Energy Corp 5,296 596
National Fuel Gas Co 98,805 4,477
NiSource Inc 16,886 473
UGI Corp 9,441 450
$ 5,996
Hand & Machine Tools - 0.08%
Lincoln Electric Holdings Inc 1,448 130
Regal Beloit Corp 3,435 254
Snap-on Inc 3,751 610
Stanley Black & Decker Inc 6,866 1,039
$ 2,033
Healthcare - Products - 0.93%
Bruker Corp 50,330 2,240
Cantel Medical Corp 1,062 77
Cooper Cos Inc/The 8,307 2,418
DENTSPLY SIRONA Inc 52,684 2,886
Henry Schein Inc
( d)
9,609 601
Hill-Rom Holdings Inc 17,987 1,883
Hologic Inc
( d)
20,264 979
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
ICU Medical Inc
( d)
838 $ 135
Integra LifeSciences Holdings Corp
( d)
6,705 389
QIAGEN NV
( d)
10,034 299
STERIS PLC 21,322 3,019
Teleflex Inc 3,643 1,266
West Pharmaceutical Services Inc 14,169 2,038
Zimmer Biomet Holdings Inc 36,707 5,074
$ 23,304
Healthcare - Services - 2.40%
Acadia Healthcare Co Inc
( d)
5,271 158
Catalent Inc
( d)
6,576 320
Centene Corp
( d)
11,390 604
Charles River Laboratories International Inc
( d)
5,330 693
DaVita Inc
( d)
5,549 325
Encompass Health Corp 4,673 299
IQVIA Holdings Inc
( d)
27,448 3,964
Laboratory Corp of America Holdings
( d)
8,885 1,464
MEDNAX Inc
( d)
5,261 116
Molina Healthcare Inc
( d)
56,027 6,591
Quest Diagnostics Inc 439,270 44,476
Universal Health Services Inc 5,445 749
WellCare Health Plans Inc
( d)
698 207
$ 59,966
Home Builders - 0.27%
DR Horton Inc 27,902 1,461
Lennar Corp - A Shares 15,692 935
Lennar Corp - B Shares 1,974 93
PulteGroup Inc 80,369 3,154
Thor Industries Inc 7,550 478
Toll Brothers Inc 16,072 639
$ 6,760
Home Furnishings - 0.08%
Dolby Laboratories Inc 17,471 1,124
Leggett & Platt Inc 8,117 416
Whirlpool Corp 3,364 512
$ 2,052
Housewares - 0.17%
Newell Brands Inc 208,126 3,948
Scotts Miracle-Gro Co/The 2,570 258
$ 4,206
Insurance - 11.41%
Aflac Inc 328,009 17,437
Alleghany Corp
( d)
50,913 39,625
Allstate Corp/The 283,200 30,138
American Financial Group Inc/OH 286,851 29,844
American National Insurance Co 16,854 2,022
Arch Capital Group Ltd
( d)
23,054 963
Arthur J Gallagher & Co 181,207 16,530
Assurant Inc 4,699 592
Assured Guaranty Ltd 59,808 2,806
Athene Holding Ltd
( d)
8,239 357
AXA Equitable Holdings Inc 13,319 288
Axis Capital Holdings Ltd 32,872 1,954
Brighthouse Financial Inc
( d)
39,837 1,505
Brown & Brown Inc 64,083 2,415
Cincinnati Financial Corp 41,388 4,685
CNA Financial Corp 2,240 100
Erie Indemnity Co 1,941 357
Everest Re Group Ltd 69,378 17,836
Fidelity National Financial Inc 565,935 25,942
First American Financial Corp 62,941 3,889
Genworth Financial Inc 72,290 309
Globe Life Inc 7,329 714
Hanover Insurance Group Inc/The 12,831 1,690
Hartford Financial Services Group Inc/The 52,977 3,024
Kemper Corp 44,337 3,187
Lincoln National Corp 9,043 511
Loews Corp 17,721 868
Markel Corp
( d)
12,108 14,179

Schedule of Investments
MidCap Value Fund I
October 31, 2019
See accompanying notes.
390
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Mercury General Corp 36,383 $ 1,749
MGIC Investment Corp 422,842 5,797
Old Republic International Corp 596,900 13,335
Primerica Inc 4,993 630
Reinsurance Group of America Inc 4,528 736
RenaissanceRe Holdings Ltd 2,374 444
Travelers Cos Inc/The 139,300 18,257
Unum Group 9,443 260
Voya Financial Inc 5,903 319
White Mountains Insurance Group Ltd 200 214
Willis Towers Watson PLC 13,904 2,598
WR Berkley Corp 248,573 17,375
$ 285,481
Internet - 0.19%
Expedia Group Inc 1,792 245
F5 Networks Inc
( d)
1,078 155
IAC/ InterActiveCorp
( d)
1,509 343
Lyft Inc
( d)
3,990 166
Symantec Corp 116,268 2,660
TripAdvisor Inc
( d)
2,636 106
VeriSign Inc
( d)
5,499 1,045
$ 4,720
Iron & Steel - 1.69%
Nucor Corp 21,556 1,161
Reliance Steel & Aluminum Co 346,721 40,234
Steel Dynamics Inc 21,006 637
United States Steel Corp
( e)
10,398 120
$ 42,152
Leisure Products & Services - 0.15%
Brunswick Corp/DE 5,191 302
Harley-Davidson Inc 9,635 375
Norwegian Cruise Line Holdings Ltd
( d)
22,767 1,156
Polaris Inc 535 53
Royal Caribbean Cruises Ltd 16,634 1,810
$ 3,696
Lodging - 0.16%
Caesars Entertainment Corp
( d)
25,816 317
Choice Hotels International Inc 18,732 1,657
Extended Stay America Inc 12,773 182
Hilton Worldwide Holdings Inc 4,180 405
Hyatt Hotels Corp 2,485 186
MGM Resorts International 20,948 597
Wyndham Destinations Inc 5,727 266
Wyndham Hotels & Resorts Inc 4,222 228
Wynn Resorts Ltd 759 92
$ 3,930
Machinery - Construction & Mining - 0.08%
BWX Technologies Inc 1,836 107
Oshkosh Corp 22,364 1,909
$ 2,016
Machinery - Diversified - 2.31%
AGCO Corp 344,131 26,391
Crane Co 35,231 2,696
Cummins Inc 6,970 1,202
Curtiss-Wright Corp 77,155 10,435
Dover Corp 17,251 1,792
Flowserve Corp 6,243 305
Gardner Denver Holdings Inc
( d)
27,765 884
Gates Industrial Corp PLC
( d)
4,190 42
GrafTech International Ltd 55,453 670
IDEX Corp 13,856 2,155
Nordson Corp 971 152
Roper Technologies Inc 5,900 1,988
Wabtec Corp 5,864 407
Xylem Inc/NY 111,500 8,551
$ 57,670
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 1.12%
CBS Corp 467,637 $ 16,854
Discovery Inc - A Shares
( d),(e)
51,032 1,375
Discovery Inc - C Shares
( d)
85,356 2,154
DISH Network Corp
( d)
20,325 699
Fox Corp - A Shares 21,057 675
Fox Corp - B Shares 9,326 291
John Wiley & Sons Inc 2,918 135
Liberty Broadband Corp - A Shares
( d)
1,546 182
Liberty Broadband Corp - C Shares
( d)
4,785 565
Liberty Media Corp-Liberty Formula One - A
Shares
( d)
1,773 72
Liberty Media Corp-Liberty Formula One - C
Shares
( d)
27,045 1,150
Liberty Media Corp-Liberty SiriusXM - A Shares
( d)
5,458 245
Liberty Media Corp-Liberty SiriusXM - C Shares
( d)
27,183 1,228
New York Times Co/The 8,031 248
News Corp - A Shares 23,904 328
News Corp - B Shares 17,083 241
Nexstar Media Group Inc 789 77
Sinclair Broadcast Group Inc 9,395 374
Viacom Inc - A Shares
( e)
1,595 38
Viacom Inc - B Shares 49,189 1,061
$ 27,992
Metal Fabrication & Hardware - 0.08%
Timken Co/The 35,382 1,734
Valmont Industries Inc 1,838 252
$ 1,986
Mining - 0.23%
Alcoa Corp
( d)
44,048 916
Freeport-McMoRan Inc 187,373 1,840
Newmont Goldcorp Corp 66,142 2,628
Royal Gold Inc 3,119 360
$ 5,744
Miscellaneous Manufacturers - 3.51%
AO Smith Corp 5,140 255
AptarGroup Inc 90,707 10,717
Carlisle Cos Inc 1,128 172
Hexcel Corp 89,511 6,679
Ingersoll-Rand PLC 92,589 11,748
ITT Inc 37,786 2,246
Parker-Hannifin Corp 139,616 25,619
Textron Inc 654,034 30,145
Trinity Industries Inc 6,333 125
$ 87,706
Office & Business Equipment - 0.02%
Xerox Holdings Corp 12,186 413
Oil & Gas - 3.33%
Antero Resources Corp
( d)
19,236 48
Apache Corp 17,053 369
Cabot Oil & Gas Corp 72,853 1,358
Centennial Resource Development Inc/ DE
( d)
14,824 50
Cimarex Energy Co 495,179 20,907
Concho Resources Inc 9,010 608
Continental Resources Inc/OK 5,723 169
Devon Energy Corp 981,243 19,899
Diamondback Energy Inc 5,895 506
EQT Corp 15,820 170
Helmerich & Payne Inc 6,777 254
Hess Corp 12,174 801
HollyFrontier Corp 43,868 2,411
Kosmos Energy Ltd 24,117 150
Marathon Oil Corp 59,880 690
Murphy Oil Corp 42,965 886
Noble Energy Inc 46,922 903
Parsley Energy Inc 1,002,580 15,851
PBF Energy Inc 20,526 662
Pioneer Natural Resources Co 9,413 1,158

Schedule of Investments
MidCap Value Fund I
October 31, 2019
See accompanying notes.
391
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Range Resources Corp
( e)
15,176 $ 61
Valero Energy Corp 156,400 15,168
WPX Energy Inc
( d)
26,467 264
$ 83,343
Oil & Gas Services - 0.16%
Apergy Corp
( d)
5,355 135
Baker Hughes Co 44,148 945
Halliburton Co 81,277 1,564
National Oilwell Varco Inc 52,253 1,182
Patterson-UTI Energy Inc 13,568 113
$ 3,939
Packaging & Containers - 1.02%
Amcor PLC 117,906 1,122
Ardagh Group SA 1,515 28
Ball Corp 1,000 70
Berry Global Group Inc
( d)
25,492 1,058
Crown Holdings Inc
( d)
4,355 317
Graphic Packaging Holding Co 118,154 1,851
Owens-Illinois Inc 9,163 78
Packaging Corp of America 138,817 15,195
Sealed Air Corp 61,042 2,549
Silgan Holdings Inc 4,700 145
Sonoco Products Co 44,776 2,584
Westrock Co 16,959 634
$ 25,631
Pharmaceuticals - 1.44%
Agios Pharmaceuticals Inc
( d)
2,671 80
Alkermes PLC
( d)
9,061 177
AmerisourceBergen Corp 305,525 26,086
Cardinal Health Inc 46,896 2,319
Elanco Animal Health Inc
( d)
16,923 457
Herbalife Nutrition Ltd
( d)
39,406 1,761
Horizon Therapeutics Plc
( d)
9,814 284
Jazz Pharmaceuticals PLC
( d)
305 38
McKesson Corp 15,206 2,022
Mylan NV
( d)
60,133 1,151
Perrigo Co PLC 5,712 303
Premier Inc
( d)
42,504 1,385
$ 36,063
Pipelines - 0.41%
Antero Midstream Corp
( e)
15,617 101
Cheniere Energy Inc
( d)
4,488 276
Equitrans Midstream Corp 11,565 161
ONEOK Inc 50,685 3,539
Targa Resources Corp 10,379 404
Williams Cos Inc/The 260,101 5,803
$ 10,284
Real Estate - 0.07%
CBRE Group Inc
( d)
10,485 561
Howard Hughes Corp/ The
( d)
1,796 201
Jones Lang LaSalle Inc 5,565 815
Newmark Group Inc 13,058 139
$ 1,716
REITs - 9.85%
AGNC Investment Corp 24,813 423
Alexandria Real Estate Equities Inc 9,554 1,516
American Campus Communities Inc 10,669 533
American Homes 4 Rent 13,783 365
Annaly Capital Management Inc 65,923 592
Apartment Investment & Management Co 11,074 608
Apple Hospitality REIT Inc 196,051 3,231
AvalonBay Communities Inc 29,949 6,519
Boston Properties Inc 30,665 4,207
Brandywine Realty Trust 191,744 2,930
Brixmor Property Group Inc 68,816 1,515
Brookfield Property REIT Inc 40,400 764
Camden Property Trust 19,692 2,252
Chimera Investment Corp 11,899 241
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Columbia Property Trust Inc 112,282 $ 2,304
CoreCivic Inc 32,010 488
CoreSite Realty Corp 594 70
Corporate Office Properties Trust 66,466 1,970
Cousins Properties Inc 9,047 363
CubeSmart 80,195 2,542
CyrusOne Inc 5,073 362
Digital Realty Trust Inc 9,416 1,196
Douglas Emmett Inc 28,612 1,239
Duke Realty Corp 60,040 2,110
Empire State Realty Trust Inc 100 1
EPR Properties 34,498 2,684
Equity Commonwealth 68,418 2,202
Equity Residential 65,295 5,789
Essex Property Trust Inc 15,141 4,953
Extra Space Storage Inc 7,137 801
Federal Realty Investment Trust 9,671 1,315
Gaming and Leisure Properties Inc 15,526 627
Healthcare Trust of America Inc 1,007,596 31,235
Healthpeak Properties Inc 61,082 2,298
Highwoods Properties Inc 709,273 33,194
Host Hotels & Resorts Inc 158,623 2,600
Hudson Pacific Properties Inc 44,739 1,607
Invitation Homes Inc 32,819 1,010
Iron Mountain Inc 11,476 376
JBG SMITH Properties 8,030 323
Kilroy Realty Corp 7,402 621
Kimco Realty Corp 18,309 395
Lamar Advertising Co 371,100 29,692
Liberty Property Trust 11,682 690
Life Storage Inc 32,599 3,551
Macerich Co/The 1,100 30
Medical Properties Trust Inc 20,061 416
MFA Financial Inc 223,223 1,695
Mid-America Apartment Communities Inc 7,710 1,072
National Retail Properties Inc 321,518 18,940
New Residential Investment Corp 18,815 298
Omega Healthcare Investors Inc
( e)
9,670 426
Outfront Media Inc 125,928 3,313
Paramount Group Inc 345,236 4,650
Park Hotels & Resorts Inc 14,145 329
Piedmont Office Realty Trust Inc 44,210 992
Public Storage 95,400 21,261
Rayonier Inc 7,822 211
Realty Income Corp 31,871 2,607
Regency Centers Corp 7,530 506
Retail Properties of America Inc 161,723 2,226
Retail Value Inc 5,010 183
Senior Housing Properties Trust 140,093 1,390
Service Properties Trust 178,361 4,512
SITE Centers Corp 9,513 148
SL Green Realty Corp 3,718 311
Spirit Realty Capital Inc 5,927 295
Starwood Property Trust Inc 22,003 541
STORE Capital Corp 16,165 655
Sun Communities Inc 4,892 796
Taubman Centers Inc 24,870 890
Two Harbors Investment Corp 17,032 236
UDR Inc 65,605 3,296
Ventas Inc 29,117 1,896
VEREIT Inc 70,202 691
VICI Properties Inc 20,914 493
Vornado Realty Trust 7,827 514
Weingarten Realty Investors 81,216 2,577
Welltower Inc 19,487 1,768
Weyerhaeuser Co 33,749 986
WP Carey Inc 11,359 1,046
$ 246,500

Schedule of Investments
MidCap Value Fund I
October 31, 2019
See accompanying notes.
392
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 3.74%
Advance Auto Parts Inc 9,937 $ 1,614
AutoNation Inc
( d)
386,584 19,658
AutoZone Inc
( d)
2,160 2,472
Best Buy Co Inc 42,444 3,049
Burlington Stores Inc
( d)
5,970 1,147
CarMax Inc
( d)
3,964 369
Casey's General Stores Inc 1,662 284
Darden Restaurants Inc 232,265 26,076
Dick's Sporting Goods Inc 4,248 165
Dollar General Corp 11,154 1,788
Dollar Tree Inc
( d)
29,144 3,217
Dunkin' Brands Group Inc 3,099 243
Foot Locker Inc 15,930 693
Gap Inc/The 13,480 219
Genuine Parts Co 9,152 939
Kohl's Corp 7,383 378
L Brands Inc 76,369 1,302
Macy's Inc 18,801 285
MSC Industrial Direct Co Inc 40,558 2,970
Nu Skin Enterprises Inc 35,087 1,565
Penske Automotive Group Inc 2,396 117
Qurate Retail Inc
( d)
50,326 480
Tiffany & Co 40,076 4,990
Urban Outfitters Inc
( d)
11,632 334
Williams-Sonoma Inc 27,325 1,825
Yum China Holdings Inc 107,933 4,587
Yum! Brands Inc 124,625 12,676
$ 93,442
Savings & Loans - 0.13%
New York Community Bancorp Inc 27,375 319
People's United Financial Inc 17,960 290
Sterling Bancorp/DE 137,614 2,704
$ 3,313
Semiconductors - 2.05%
Analog Devices Inc 20,928 2,232
Cypress Semiconductor Corp 87,903 2,046
IPG Photonics Corp
( d)
1,969 264
KLA Corp 100,600 17,005
Lam Research Corp 7,252 1,966
Marvell Technology Group Ltd 29,701 724
Maxim Integrated Products Inc 11,707 687
Microchip Technology Inc 10,646 1,004
MKS Instruments Inc 3,320 359
ON Semiconductor Corp
( d)
18,498 377
Qorvo Inc
( d)
21,128 1,708
Skyworks Solutions Inc 217,922 19,844
Teradyne Inc 39,590 2,424
Xilinx Inc 7,540 684
$ 51,324
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 381 86
Software - 2.55%
Akamai Technologies Inc
( d)
15,774 1,364
ANSYS Inc
( d)
5,750 1,266
Autodesk Inc
( d)
2,380 351
Cerence Inc
( d)
119,612 1,855
Cerner Corp 32,790 2,201
Citrix Systems Inc 1,604 175
Covetrus Inc
( d)
6,456 64
Dynatrace Inc
( d)
970 20
Fidelity National Information Services Inc 108,830 14,339
Jack Henry & Associates Inc 406 57
Nuance Communications Inc
( d)
1,888,970 30,828
SS&C Technologies Holdings Inc 1,040 54
Synopsys Inc
( d)
65,858 8,940
Take-Two Interactive Software Inc
( d)
7,694 926
Teradata Corp
( d)
35,783 1,071
Zynga Inc
( d)
41,727 257
$ 63,768
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1.31%
CenturyLink Inc 233,231 $ 3,019
Ciena Corp
( d)
59,628 2,214
Corning Inc 23,941 709
EchoStar Corp
( d)
3,900 152
GCI Liberty Inc
( d)
4,445 311
Juniper Networks Inc 24,005 596
LogMeIn Inc 25,557 1,678
Motorola Solutions Inc 140,400 23,351
Sprint Corp
( d)
34,044 211
Telephone & Data Systems Inc 8,691 227
United States Cellular Corp
( d)
1,323 49
ViaSat Inc
( d)
3,395 234
$ 32,751
Textiles - 0.02%
Mohawk Industries Inc
( d)
2,699 387
Toys, Games & Hobbies - 0.51%
Hasbro Inc 131,800 12,825
Transportation - 1.79%
CH Robinson Worldwide Inc 1,433 108
Expeditors International of Washington Inc 4,124 301
Genesee & Wyoming Inc
( d)
3,504 389
JB Hunt Transport Services Inc 105,976 12,459
Kansas City Southern 6,555 923
Kirby Corp
( d)
3,513 278
Knight-Swift Transportation Holdings Inc 7,409 270
Landstar System Inc 259,209 29,330
Old Dominion Freight Line Inc 2,733 498
Schneider National Inc 5,124 117
XPO Logistics Inc
( d)
1,735 132
$ 44,805
Water - 0.17%
American Water Works Co Inc 22,880 2,820
Aqua America Inc 31,472 1,427
$ 4,247
TOTAL COMMON STOCKS $ 2,428,706
Total Investments $ 2,518,558
Other Assets and Liabilities -  (0.69)% (17,161)
TOTAL NET ASSETS - 100.00% $ 2,501,397
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,163 or
0.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 29.04%
Industrial 15.72%
Consumer, Non-cyclical 15.61%
Consumer, Cyclical 10.87%
Technology 8.29%
Utilities 5.42%
Basic Materials 4.69%
Energy 3.97%
Money Market Funds 3.58%
Communications 3.49%
Domestic Equity Funds 0.01%
Other Assets and Liabilities
(0.69)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Value Fund I
October 31, 2019
See accompanying notes.
393
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 19,620 $ 707,845 $ 640,103 $ 87,362
Principal Shareholder Yield Index ETF — 328 166 170
Principal Sustainable Momentum Index ETF — 283 158 144
Principal U.S. Small-Cap Multi-Factor Index ETF — 26 13 13
$ 19,620 $ 708,482 $ 640,440 $ 87,689
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 7 69 $ — $ — $ —
Principal Shareholder Yield Index ETF 4 3 — 5
Principal Sustainable Momentum Index ETF 2 10 — 9
Principal U.S. Small-Cap Multi-Factor Index ETF — — — —
$ 77 5 $ 13 $ — $ 14
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini ; December 2019 Long 87 $ 17,009 $ 502
Total $ 502
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
October 31, 2019
See accompanying notes.
394
INVESTMENT COMPANIES - 4.04% Shares Held Value (000's)
Money Market Funds - 4.04%
DWS Government Money Market Series 1.74%
(a)
5,220,000 $ 5,220
Goldman Sachs Financial Square Government
Fund 1.70%
(a)
4,920,000 4,920
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 1.69%
(a)
5,430,000 5,430
STIT - Government & Agency Portfolio 1.69%
(a)
5,490,000 5,490
$ 21,060
TOTAL INVESTMENT COMPANIES $ 21,060
BONDS - 8.27%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 3.01%
Americredit Automobile Receivables Trust 2019-2
2.52%, 06 /18/2020 $ 684 $ 684
AmeriCredit Automobile Receivables Trust
2019-3
2.18%, 09 /18/2020 1,969 1,969
ARI Fleet Lease Trust 2019-A
2.45%, 06 /15/2020
(b)
987 987
Bank of The West Auto Trust 2019-1
2.48%, 07 /15/2020
(b)
331 331
Drive Auto Receivables Trust 2019-4
2.19%, 09 /15/2020 2,136 2,136
Enterprise Fleet Financing 2019-1 LLC
2.70%, 03 /23/2020
(b)
1,105 1,104
Enterprise Fleet Financing 2019-2 LLC
2.27%, 08 /20/2020
(b)
1,641 1,641
Ford Credit Auto Lease Trust 2019-B
2.29%, 08 /15/2020 1,153 1,153
GM Financial Automobile Leasing Trust 2019-2
2.60%, 05 /20/2020 374 374
Nissan Auto Lease Trust 2019-B
2.28%, 07 /15/2020 1,563 1,563
Santander Drive Auto Receivables Trust 2019-3
2.21%, 08 /17/2020 1,603 1,602
World Omni Select Auto Trust 2019-A
2.12%, 10 /15/2020 2,100 2,100
$ 15,644
Diversified Financial Services - 1.63%
Corporate Finance Managers Inc
1.83%, 11 /07/2019
(c)
500 500
New York Life
2.28%, 07 /21/2020 8,000 8,000
$ 8,500
Insurance - 1.73%
MetLife
2.22%, 08 /17/2020 9,000 9,000
Other Asset Backed Securities - 1.90%
CNH Equipment Trust 2019-C
1.99%, 11 /16/2020 2,300 2,300
Dell Equipment Finance Trust 2019-1
2.65%, 04 /22/2020
(b)
854 854
Dell Equipment Finance Trust 2019-2
2.01%, 10 /22/2020
(b)
2,300 2,300
DLL 2019-1 LLC
2.66%, 04 /20/2020
(b)
108 108
DLL 2019-2 LLC
2.30%, 07 /20/2020
(b)
627 627
HPEFS Equipment Trust 2019-1
2.15%, 10 /09/2020
(b)
1,600 1,600
MMAF Equipment Finance LLC 2019-A
2.66%, 04 /10/2020
(b)
496 496
Transportation Finance Equipment Trust 2019-1
2.00%, 10 /23/2020
(b)
1,600 1,600
$ 9,885
TOTAL BONDS $ 43,029
MUNICIPAL BONDS - 2.94%
Principal
Amount (000's) Value (000's)
Colorado - 1.04%
Colorado Housing & Finance Authority ( credit
support from Federal Home Loan Bank )
1.96%, 11 /07/2019
(c),(d)
$ 5,015 $ 5,015
County of Kit Carson CO ( credit support from
Wells Fargo )
1.82%, 11 /07/2019
(c),(d)
380 380
$ 5,395
Maryland - 1.52%
City of Baltimore MD ( credit support from State
Street Bank )
1.80%, 11 /07/2019
(c),(d)
7,915 7,915
New York - 0.38%
New York State Housing Finance Agency ( credit
support from JPMorgan Chase & Co )
1.85%, 11 /07/2019
(c),(d)
2,000 2,000
TOTAL MUNICIPAL BONDS $ 15,310
COMMERCIAL PAPER - 78.50%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.58%
General Dynamics Corp
1.77%, 11 /27/2019
(b)
$ 3,000 $ 2,996
Agriculture - 1.40%
Archer-Daniels-Midland Co
1.85%, 11 /15/2019
(b)
800 799
Philip Morris International Inc
1.61%, 11 /06/2019
(b)
5,000 4,999
1.67%, 11 /15/2019
(b)
1,500 1,499
$ 7,297
Automobile Manufacturers - 3.72%
American Honda Finance Corp ( credit support
from Honda Motor Company )
2.05%, 11 /21/2019
(d)
3,000 2,997
PACCAR Financial Corp ( credit support from
Paccar Inc )
1.90%, 11 /13/2019
(d)
3,400 3,398
1.92%, 11 /12/2019
(d)
3,000 2,998
1.95%, 11 /05/2019
(d)
3,500 3,499
Toyota Credit Canada Inc ( credit support from
Toyota Financial Services )
1.94%, 01 /21/2020
(d)
3,500 3,485
Toyota Credit de Puerto Rico Corp ( credit
support from Toyota Financial Services )
1.97%, 12 /19/2019
(d)
3,000 2,992
$ 19,369
Banks - 30.46%
Barclays Bank Plc
2.12%, 11 /22/2019
(e)
2,500 2,497
2.16%, 11 /15/2019
(e)
3,000 2,997
2.16%, 12 /02/2019
(b),(e)
3,500 3,493
2.23%, 11 /05/2019
(e)
3,500 3,499
BNP Paribas SA/New York NY
1.55%, 11 /01/2019 10,000 10,000
CAFCO LLC
2.07%, 11 /18/2019
(b)
3,500 3,497
2.11%, 11 /04/2019
(b)
3,200 3,199
Credit Suisse AG/New York NY
1.88%, 11 /29/2019 3,500 3,495
2.10%, 11 /26/2019 2,950 2,946
2.10%, 01 /13/2020 3,000 2,987
DBS Bank Ltd
1.93%, 12 /27/2019
(b),(e)
3,100 3,091
1.94%, 01 /10/2020
(b),(e)
3,000 2,989
2.13%, 11 /14/2019
(b),(e)
3,200 3,198
DNB Bank ASA
1.83%, 12 /05/2019
(b),(e)
3,000 2,995

Schedule of Investments
Money Market Fund
October 31, 2019
See accompanying notes.
395
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Manhattan Asset Funding Co LLC
1.90%, 11 /18/2019
(b)
$ 2,000 $ 1,998
2.05%, 11 /01/2019
(b)
3,000 3,000
2.07%, 12 /26/2019
(b)
3,300 3,290
2.10%, 11 /20/2019
(b)
840 839
2.12%, 11 /13/2019
(b)
3,600 3,597
Mitsubishi UFJ Trust & Banking Corp/NY
1.92%, 01 /17/2020
(b)
2,000 1,992
Mizuho Bank Ltd/New York NY
1.99%, 01 /28/2020
(b)
3,100 3,085
2.13%, 12 /17/2019
(b)
3,600 3,590
MUFG Bank Ltd/New York NY
1.93%, 11 /14/2019 3,700 3,697
2.00%, 12 /06/2019 3,500 3,493
2.12%, 11 /26/2019 3,500 3,495
Natixis SA/New York NY
2.01%, 12 /16/2019 3,500 3,491
2.10%, 11 /04/2019 3,500 3,499
Nordea Bank Abp
2.02%, 01 /02/2020
(b),(e)
3,000 2,990
2.03%, 12 /11/2019
(b),(e)
1,100 1,097
2.03%, 12 /24/2019
(b),(e)
3,500 3,490
Oversea-Chinese Banking Corp Ltd
1.87%, 01 /24/2020
(b),(e)
800 796
2.15%, 11 /12/2019
(b),(e)
3,500 3,498
Sheffield Receivables Co LLC
2.13%, 11 /19/2019
(b)
3,000 2,997
2.13%, 12 /18/2019
(b)
3,000 2,992
2.14%, 12 /23/2019
(b)
3,000 2,991
2.15%, 12 /04/2019
(b)
3,500 3,493
Skandinaviska Enskilda Banken AB
1.89%, 02 /18/2020
(b),(e)
2,500 2,486
2.05%, 12 /27/2019
(b),(e)
750 748
2.09%, 12 /03/2019
(b),(e)
3,000 2,994
Standard Chartered Bank/New York
1.96%, 02 /28/2020
(b)
3,500 3,477
Sumitomo Mitsui Banking Corp
1.87%, 12 /24/2019
(b),(e)
3,000 2,992
1.89%, 01 /27/2020
(b),(e)
4,660 4,639
1.90%, 01 /23/2020
(b),(e)
3,500 3,485
Toronto-Dominion Bank/The
1.66%, 11 /07/2019
(b),(e)
4,000 3,999
1.77%, 11 /05/2019
(b),(e)
5,000 4,999
2.00%, 01 /02/2020
(b),(e)
3,500 3,488
United Overseas Bank Ltd
2.08%, 11 /26/2019
(b),(e)
3,800 3,794
2.11%, 11 /12/2019
(b),(e)
3,500 3,498
2.12%, 01 /07/2020
(b),(e)
3,700 3,685
$ 158,577
Beverages - 1.15%
Brown-Forman Corp
1.83%, 12 /05/2019
(b)
3,000 2,995
1.95%, 11 /22/2019
(b)
3,000 2,996
$ 5,991
Chemicals - 0.11%
BASF SE
1.95%, 12 /30/2019
(b)
600 598
Consumer Products - 0.58%
Kimberly-Clark Corp
1.85%, 11 /08/2019
(b)
3,000 2,999
Diversified Financial Services - 20.64%
Anglesea Funding LLC
1.83%, 11 /05/2019
(b)
4,500 4,499
Collateralized Commercial Paper Co LLC
1.85%, 12 /20/2019 3,500 3,491
CRC Funding LLC
1.96%, 12 /12/2019
(b)
3,000 2,993
2.10%, 11 /12/2019
(b)
3,000 2,998
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
DCAT LLC
1.75%, 11 /13/2019 $ 700 $ 699
1.90%, 11 /20/2019 3,000 2,997
2.06%, 01 /02/2020 3,000 2,989
Fairway Finance Co LLC
2.05%, 12 /23/2019
(b)
990 987
Gotham Funding Corp
1.89%, 11 /20/2019
(b)
4,000 3,996
1.95%, 12 /10/2019
(b)
3,000 2,994
2.05%, 11 /05/2019
(b)
430 430
2.12%, 12 /04/2019
(b)
700 699
2.13%, 11 /08/2019
(b)
940 939
2.14%, 12 /05/2019
(b)
3,500 3,493
Intercontinental Exchange Inc
1.93%, 11 /22/2019
(b)
1,725 1,723
1.95%, 11 /27/2019
(b)
3,000 2,996
2.14%, 11 /07/2019
(b)
6,500 6,498
Liberty Street Funding LLC
2.07%, 01 /06/2020
(b)
3,000 2,989
2.09%, 12 /06/2019
(b)
3,500 3,493
Longship Funding LLC
1.75%, 11 /19/2019
(b)
2,000 1,998
1.84%, 11 /04/2019
(b)
4,000 3,999
1.86%, 11 /01/2019
(b)
4,000 4,000
2.00%, 11 /08/2019
(b)
3,000 2,999
Nationwide Building Society
1.71%, 11 /29/2019
(b)
3,500 3,495
2.19%, 11 /01/2019
(b)
6,150 6,150
Nieuw Amsterdam Receivables Corp
1.92%, 11 /15/2019
(b)
3,100 3,098
1.95%, 11 /07/2019
(b)
3,000 2,999
1.95%, 11 /14/2019
(b)
2,700 2,698
2.07%, 01 /15/2020
(b)
3,800 3,784
Regency Markets No. 1 LLC
1.95%, 11 /19/2019
(b)
4,000 3,996
2.02%, 11 /15/2019
(b)
3,600 3,597
2.04%, 11 /08/2019
(b)
3,500 3,499
Thunder Bay Funding LLC
2.02%, 12 /20/2019
(b)
2,300 2,294
2.05%, 12 /12/2019
(b)
3,000 2,993
2.07%, 12 /16/2019
(b)
3,970 3,960
$ 107,462
Electric - 2.17%
Engie SA
1.96%, 12 /19/2019
(b)
3,600 3,591
2.13%, 11 /06/2019
(b)
3,300 3,299
National Rural Utilities Cooperative Finance Corp
1.81%, 11 /06/2019 4,420 4,419
$ 11,309
Gas - 1.52%
ONE Gas Inc
1.90%, 11 /07/2019
(b)
690 690
1.90%, 11 /12/2019
(b)
3,500 3,498
1.92%, 11 /04/2019
(b)
3,000 3,000
1.93%, 11 /22/2019
(b)
750 749
$ 7,937
Healthcare - Services - 2.27%
UnitedHealth Group Inc
2.04%, 11 /21/2019
(b)
3,500 3,496
2.05%, 11 /06/2019
(b)
3,500 3,499
2.05%, 11 /08/2019
(b)
1,600 1,599
2.07%, 11 /01/2019
(b)
3,200 3,200
$ 11,794

Schedule of Investments
Money Market Fund
October 31, 2019
See accompanying notes.
396
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Holding Companies - Diversified - 1.88%
Koch Industries Inc
1.87%, 12 /02/2019 $ 3,000 $ 2,995
1.87%, 12 /03/2019 3,300 3,294
1.93%, 11 /19/2019 3,500 3,497
$ 9,786
Insurance - 3.75%
Nationwide Life Insurance Co
1.84%, 11 /29/2019
(b)
3,000 2,996
New York Life Capital Corp ( credit support from
New York Life Insurance )
2.03%, 12 /31/2019
(b),(d)
2,000 1,993
Prudential Funding LLC
1.75%, 11 /01/2019
(b)
10,000 10,000
Prudential PLC
1.83%, 12 /30/2019
(b)
1,265 1,261
1.88%, 01 /06/2020
(b)
3,300 3,289
$ 19,539
Media - 0.48%
Walt Disney Co/ The ( credit support from TWDC
Enteprises )
1.89%, 12 /30/2019
(b),(d)
2,500 2,492
Oil & Gas - 0.90%
Exxon Mobil Corp
1.89%, 12 /04/2019 1,190 1,188
Total Capital SA ( credit support from Total SA )
1.82%, 11 /04/2019
(b),(d)
3,500 3,499
$ 4,687
Oil & Gas Services - 1.37%
Schlumberger Investment SA
1.87%, 12 /13/2019
(b)
3,000 2,994
2.04%, 12 /02/2019
(b)
3,500 3,494
2.07%, 12 /16/2019
(b)
630 628
$ 7,116
Pharmaceuticals - 2.79%
Novartis Finance Corp ( credit support from
Novartis AG )
1.64%, 11 /07/2019
(b),(d)
3,500 3,499
1.84%, 12 /27/2019
(b),(d)
3,000 2,991
Pfizer Inc
2.15%, 11 /13/2019
(b)
1,500 1,499
Sanofi
1.94%, 12 /11/2019
(b)
1,080 1,078
1.96%, 12 /09/2019
(b)
3,000 2,994
1.96%, 12 /31/2019
(b)
2,500 2,492
$ 14,553
Telecommunications - 2.15%
Telstra Corp Ltd
2.00%, 12 /18/2019
(b)
3,500 3,491
2.12%, 11 /20/2019
(b)
3,700 3,696
2.20%, 11 /25/2019
(b)
4,000 3,994
$ 11,181
Water - 0.58%
American Water Capital Corp ( credit support
from American Water Works )
1.95%, 11 /22/2019
(b),(d)
3,000 2,997
TOTAL COMMERCIAL PAPER $ 408,680
REPURCHASE AGREEMENTS - 6.15%
Maturity
Amount (000's) Value (000's)
Banks - 6.15%
Barclays Capital Inc Repurchase Agreement;
1.70% traded 10/31/2019 maturing 11/01/2019
(collateralized by US Government Security;
$16,320,040; 3.37%; dated 11/15/2048)
$ 16,001 $ 16,000
Merrill Lynch Repurchase Agreement t; 1.72%
traded 10/31/2019 maturing 11/01/2019
(collateralized by US Government
Securities; $16,320,029; 0.00%-2.12%; dated
01/09/2020-09/30/2021)
16,001 16,000
$ 32,000
TOTAL REPURCHASE AGREEMENTS $ 32,000
Total Investments $ 520,079
Other Assets and Liabilities -  0.10% 512
TOTAL NET ASSETS - 100.00% $ 520,591
(a) Current yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $329,294 or 63.25% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Security issued by foreign bank and denominated in USD.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 64.36%
Consumer, Non-cyclical 8.19%
Asset Backed Securities 4.91%
Utilities 4.27%
Money Market Funds 4.04%
Consumer, Cyclical 3.72%
Insured 2.94%
Communications 2.63%
Energy 2.27%
Diversified 1.88%
Industrial 0.58%
Basic Materials 0.11%
Other Assets and Liabilities
0.10%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Overseas Fund
October 31, 2019
See accompanying notes.
397
INVESTMENT COMPANIES - 1.66% Shares Held Value (000's)
Money Market Funds - 1.64%
BlackRock Liquidity FedFund 1.71%
(a),(b)
95,285 $ 95
Principal Government Money Market Fund
1.65%
(a),(c)
42,278,075 42,278
$ 42,373
Principal Exchange-Traded Funds - 0.02%
Principal International Multi-Factor Core Index
ETF
( c)
19,000 485
TOTAL INVESTMENT COMPANIES $ 42,858
COMMON STOCKS - 95.87% Shares Held Value (000's)
Advertising - 0.04%
Publicis Groupe SA 9,156 394
WPP PLC 54,573 681
$ 1,075
Aerospace & Defense - 3.10%
Airbus SE 339,329 48,680
BAE Systems PLC 132,398 989
IHI Corp 8,500 209
Kawasaki Heavy Industries Ltd 3,900 94
Meggitt PLC 45,594 369
Rolls-Royce Holdings PLC
( d)
3,242,037 29,832
$ 80,173
Agriculture - 2.57%
British American Tobacco PLC 1,000,941 35,009
Imperial Brands PLC 38,773 851
Japan Tobacco Inc 1,347,300 30,452
$ 66,312
Airlines - 0.67%
Japan Airlines Co Ltd 6,900 215
Ryanair Holdings PLC ADR
(d)
225,675 16,844
Singapore Airlines Ltd 31,500 218
$ 17,277
Apparel - 0.30%
Gildan Activewear Inc 292,965 7,485
Yue Yuen Industrial Holdings Ltd 42,500 120
$ 7,605
Automobile Manufacturers - 1.20%
Bayerische Motoren Werke AG 13,935 1,067
Daimler AG 33,167 1,934
Fiat Chrysler Automobiles NV 22,294 346
Hino Motors Ltd 16,700 158
Honda Motor Co Ltd 687,300 18,594
Isuzu Motors Ltd 20,700 241
Mazda Motor Corp 33,200 305
Mitsubishi Motors Corp 39,300 180
Nissan Motor Co Ltd 84,500 533
Peugeot SA 12,080 306
Renault SA 8,091 413
Subaru Corp 28,000 802
Toyota Motor Corp 83,410 5,787
Volkswagen AG 1,907 361
$ 31,027
Automobile Parts & Equipment - 0.18%
Aisin Seiki Co Ltd 9,800 391
Bridgestone Corp 26,100 1,084
Cie Generale des Etablissements Michelin SCA 3,512 428
Continental AG 4,632 620
Denso Corp 19,900 924
Faurecia SE 1,561 73
JTEKT Corp 12,200 156
Nokian Renkaat OYJ 7,294 208
Sumitomo Electric Industries Ltd 34,100 468
Sumitomo Rubber Industries Ltd 10,100 134
Toyoda Gosei Co Ltd 1,800 42
Yokohama Rubber Co Ltd/The 7,000 156
$ 4,684
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 13.69%
AEON Financial Service Co Ltd 6,300 $ 96
Aozora Bank Ltd 7,000 180
Arion Banki HF
( e)
8,411,779 5,177
Australia & New Zealand Banking Group Ltd 115,567 2,124
Banco Bilbao Vizcaya Argentaria SA 243,188 1,281
Banco Santander SA 592,169 2,378
Bank Leumi Le-Israel BM 63,670 464
Bank of Queensland Ltd 23,813 149
Barclays PLC 16,314,809 35,388
Bendigo & Adelaide Bank Ltd 28,846 212
BNP Paribas SA 1,275,486 66,656
BOC Hong Kong Holdings Ltd 148,800 511
CaixaBank SA 4,562,971 13,085
Canadian Imperial Bank of Commerce 108,890 9,285
Commonwealth Bank of Australia 36,106 1,958
Credit Agricole SA 48,884 638
Credit Suisse Group AG
( d)
32,626 404
DBS Group Holdings Ltd 25,200 480
Deutsche Bank AG 71,608 519
DNB ASA 41,043 747
Erste Group Bank AG
( d)
12,829 454
Fukuoka Financial Group Inc 10,100 195
Grupo Financiero Banorte SAB de CV 3,649,100 19,952
Hang Seng Bank Ltd 31,000 647
HSBC Holdings PLC 862,853 6,519
ING Groep NV 1,630,631 18,464
Intesa Sanpaolo SpA 542,810 1,360
Investec PLC 40,029 227
Israel Discount Bank Ltd 34,154 156
Japan Post Bank Co Ltd 23,700 236
KBC Group NV 10,646 749
Lloyds Banking Group PLC 21,704,078 15,965
Mediobanca Banca di Credito Finanziario SpA 36,446 433
Mitsubishi UFJ Financial Group Inc 501,100 2,598
Mizuho Financial Group Inc 983,300 1,526
National Australia Bank Ltd 114,680 2,251
Nordea Bank Abp 118,163 865
Oversea-Chinese Banking Corp Ltd 83,800 674
Resona Holdings Inc 122,800 534
Royal Bank of Scotland Group PLC 176,388 488
Seven Bank Ltd 6,555,200 19,005
Shinsei Bank Ltd 11,200 175
Siam Commercial Bank PCL/The 4,753,600 17,741
Skandinaviska Enskilda Banken AB 69,391 665
Societe Generale SA 27,994 796
Standard Chartered PLC 77,378 702
Sumitomo Mitsui Financial Group Inc 492,400 17,482
Sumitomo Mitsui Trust Holdings Inc 13,607 496
Svenska Handelsbanken AB 65,306 655
Swedbank AB 33,027 463
UBS Group AG
( d)
164,535 1,947
UniCredit SpA 3,630,489 46,060
United Overseas Bank Ltd 1,450,100 28,549
Westpac Banking Corp 140,629 2,730
$ 353,491
Beverages - 1.13%
Coca-Cola European Partners PLC 546,195 29,227
Building Materials - 0.94%
AGC Inc/Japan 10,700 376
Cie de Saint-Gobain 20,338 828
HeidelbergCement AG 6,223 461
LafargeHolcim Ltd
( d)
435,842 22,498
Taiheiyo Cement Corp 7,200 204
$ 24,367
Chemicals - 7.48%
Air Liquide SA 192,909 25,649
Air Water Inc 8,500 159
Akzo Nobel NV 195,987 18,069
Arkema SA 2,022 207

Schedule of Investments
Overseas Fund
October 31, 2019
See accompanying notes.
398
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Asahi Kasei Corp 52,700 $ 585
BASF SE 633,759 48,178
Brenntag AG 502,684 25,195
Covestro AG
( e)
10,205 490
Daicel Corp 14,400 129
Evonik Industries AG 10,940 288
Johnson Matthey PLC 319,031 12,674
Kuraray Co Ltd 18,600 221
Linde PLC 296,455 58,519
Mitsubishi Chemical Holdings Corp 53,500 408
Mitsubishi Gas Chemical Co Inc 9,300 131
Mitsui Chemicals Inc 10,600 252
Nitto Denko Corp 9,500 526
Showa Denko KK 2,700 76
Solvay SA 4,351 473
Sumitomo Chemical Co Ltd 87,400 400
Toray Industries Inc 50,400 356
Tosoh Corp 15,200 208
$ 193,193
Commercial Services - 0.89%
Adecco Group AG 9,288 552
Atlantia SpA 20,483 506
China Merchants Port Holdings Co Ltd 4,720,151 7,380
Dai Nippon Printing Co Ltd 14,000 374
ISS A/S 255,890 6,700
Randstad NV 6,994 388
RELX PLC 283,082 6,815
Toppan Printing Co Ltd 16,200 300
$ 23,015
Computers - 0.01%
NEC Corp 9,200 365
Consumer Products - 0.00%
Societe BIC SA 1,486 103
Distribution & Wholesale - 2.19%
ITOCHU Corp 56,300 1,177
Jardine Cycle & Carriage Ltd 5,800 139
Marubeni Corp 65,200 459
Mitsubishi Corp 56,300 1,432
Mitsui & Co Ltd 69,200 1,188
Sumitomo Corp 1,661,900 26,994
Toyota Tsusho Corp 12,600 435
Travis Perkins PLC 1,329,611 24,696
$ 56,520
Diversified Financial Services - 2.80%
AerCap Holdings NV
( d)
7,376 427
Amundi SA
( e)
3,555 254
CI Financial Corp 632,400 9,204
Credit Saison Co Ltd 9,100 132
Julius Baer Group Ltd
( d)
549,344 24,327
Mebuki Financial Group Inc 51,900 132
Mitsubishi UFJ Lease & Finance Co Ltd 23,500 144
Nomura Holdings Inc 121,100 550
ORIX Corp 1,601,600 25,169
Samsung Securities Co Ltd 362,499 10,443
Schroders PLC 7,297 293
Standard Life Aberdeen PLC 340,226 1,338
$ 72,413
Electric - 3.65%
AusNet Services 107,177 137
Chubu Electric Power Co Inc 18,600 279
CLP Holdings Ltd 67,000 696
EDP - Energias de Portugal SA 104,344 430
Electric Power Development Co Ltd 8,500 206
Endesa SA 18,640 508
Enel SpA 2,651,167 20,548
Engie SA 1,556,671 26,066
Fortum Oyj 838,390 20,488
Iberdrola SA 244,799 2,516
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Kansai Electric Power Co Inc/The 29,000 $ 338
Meridian Energy Ltd 75,204 222
Power Assets Holdings Ltd 56,000 400
Red Electrica Corp SA 17,644 355
RWE AG 22,299 679
SSE PLC 1,139,735 18,961
Terna Rete Elettrica Nazionale SpA 57,355 379
Tohoku Electric Power Co Inc 25,000 257
Tokyo Electric Power Co Holdings Inc
( d)
89,500 414
Uniper SE 11,813 368
$ 94,247
Electrical Components & Equipment - 0.05%
Brother Industries Ltd 13,200 248
Schneider Electric SE 11,371 1,057
$ 1,305
Electronics - 1.58%
ABB Ltd 1,636,155 34,359
Murata Manufacturing Co Ltd 117,300 6,387
Nippon Electric Glass Co Ltd 4,600 104
$ 40,850
Engineering & Construction - 0.54%
ACS Actividades de Construccion y Servicios SA 10,823 439
Auckland International Airport Ltd 56,868 339
Balfour Beatty PLC 3,034,173 8,842
Bouygues SA 13,086 555
CK Infrastructure Holdings Ltd 38,500 277
Kajima Corp 13,200 181
NWS Holdings Ltd 91,000 136
Obayashi Corp 24,700 254
Shimizu Corp 17,300 161
Skanska AB 19,960 425
Vinci SA 21,096 2,367
$ 13,976
Entertainment - 0.02%
GVC Holdings PLC 34,149 394
Sankyo Co Ltd 2,700 94
$ 488
Food - 3.58%
Aeon Co Ltd 19,000 382
Aryzta AG
( d)
2,557,500 2,020
Associated British Foods PLC 760,818 21,961
Carrefour SA 819,500 13,952
Casino Guichard Perrachon SA
( f)
3,222 174
Coles Group Ltd 33,269 344
Danone SA 82,221 6,811
ICA Gruppen AB 5,313 235
J Sainsbury PLC 103,627 273
Jardine Strategic Holdings Ltd 12,923 417
METRO AG 10,564 173
NH Foods Ltd 5,000 210
Nisshin Seifun Group Inc 3,900 77
Orkla ASA 2,054,516 19,748
Seven & i Holdings Co Ltd 667,000 25,200
Toyo Suisan Kaisha Ltd 2,700 114
Wm Morrison Supermarkets PLC 140,387 363
$ 92,454
Food Service - 1.00%
Elior Group SA
( e)
1,984,988 25,707
Forest Products & Paper - 0.03%
UPM- Kymmene Oyj 22,320 727
Gas - 0.16%
Enagas SA 13,306 329
National Grid PLC 139,089 1,626
Osaka Gas Co Ltd 21,900 428
Snam SpA 285,909 1,469
Tokyo Gas Co Ltd 15,900 388
$ 4,240

Schedule of Investments
Overseas Fund
October 31, 2019
See accompanying notes.
399
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 0.96%
Koninklijke Philips NV 567,020 $ 24,877
Holding Companies - Diversified - 0.06%
CK Hutchison Holdings Ltd 109,500 1,011
Jardine Matheson Holdings Ltd 8,908 508
Swire Pacific Ltd 13,500 129
$ 1,648
Home Builders - 0.11%
Barratt Developments PLC 59,522 487
Berkeley Group Holdings PLC 3,598 205
Daiwa House Industry Co Ltd 16,100 554
Iida Group Holdings Co Ltd 8,500 142
Persimmon PLC 18,691 551
Sekisui House Ltd 28,000 604
Taylor Wimpey PLC 192,459 413
$ 2,956
Home Furnishings - 0.03%
Panasonic Corp 100,300 843
Insurance - 5.54%
Admiral Group PLC 11,100 290
Aegon NV 104,535 454
Ageas 7,614 439
Allianz SE 11,766 2,874
Assicurazioni Generali SpA 46,845 950
Aviva PLC 3,610,044 19,458
AXA SA 1,180,973 31,262
Baloise Holding AG 2,868 530
CNP Assurances 10,074 200
Dai-ichi Life Holdings Inc 43,800 714
Direct Line Insurance Group PLC 80,691 284
Gjensidige Forsikring ASA 11,734 219
Hannover Rueck SE 2,573 456
Japan Post Holdings Co Ltd 64,200 589
Legal & General Group PLC 254,160 869
M&G PLC
( d)
2,085,943 5,777
Manulife Financial Corp 653,118 12,164
Mapfre SA 63,253 177
MS&AD Insurance Group Holdings Inc 13,900 449
Muenchener Rueckversicherungs -Gesellschaft
AG in Muenchen
3,080 856
NN Group NV 12,867 491
Prudential PLC 1,957,381 34,189
Sampo Oyj 18,903 775
SCOR SE 4,653 196
Societa Cattolica di Assicurazioni SC 1,577,091 13,757
Sompo Holdings Inc 214,000 8,411
Sony Financial Holdings Inc 5,800 125
Swiss Life Holding AG 1,461 732
Swiss Re AG 12,995 1,363
Tokio Marine Holdings Inc 26,300 1,422
Zurich Insurance Group AG 6,454 2,528
$ 143,000
Internet - 0.87%
Baidu Inc ADR
(d)
215,752 21,975
Z Holdings Corp 156,300 481
$ 22,456
Investment Companies - 0.09%
BGP Holdings PLC
( d),(g),(h)
738,711 —
EXOR NV 3,183 244
Groupe Bruxelles Lambert SA 4,735 476
Industrivarden AB 9,798 212
Investor AB 19,424 996
Kinnevik AB 14,198 389
$ 2,317
Iron & Steel - 0.08%
ArcelorMittal 27,774 413
BlueScope Steel Ltd 15,326 140
Evraz PLC 29,822 142
Fortescue Metals Group Ltd 81,307 498
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel (continued)
JFE Holdings Inc 28,800 $ 360
Kobe Steel Ltd 18,100 97
Nippon Steel Corp 33,600 491
$ 2,141
Leisure Products & Services - 0.02%
Carnival PLC 3,368 135
Yamaha Motor Co Ltd 16,400 321
$ 456
Lodging - 0.98%
Sands China Ltd 98,000 483
SJM Holdings Ltd 23,262,083 24,849
$ 25,332
Machinery - Construction & Mining - 1.10%
Hitachi Ltd 692,960 25,863
Komatsu Ltd 33,400 782
Mitsubishi Electric Corp 76,100 1,087
Mitsubishi Heavy Industries Ltd 13,600 551
$ 28,283
Machinery - Diversified - 4.19%
Amada Holdings Co Ltd 19,200 219
CNH Industrial NV 1,951,183 21,244
FANUC Corp 185,900 36,669
KION Group AG 366,895 24,412
Nabtesco Corp 803,100 25,566
Sumitomo Heavy Industries Ltd 3,400 106
$ 108,216
Media - 0.04%
Bollore SA 25,768 112
Informa PLC 54,135 544
ITV PLC 212,607 369
RTL Group SA 2,274 115
$ 1,140
Metal Fabrication & Hardware - 0.01%
Maruichi Steel Tube Ltd 3,100 85
NSK Ltd 20,700 192
$ 277
Mining - 0.45%
Anglo American PLC 44,065 1,134
BHP Group Ltd 119,374 2,926
BHP Group PLC 88,316 1,873
Glencore PLC
( d)
459,086 1,386
Mitsubishi Materials Corp 6,400 184
Rio Tinto Ltd 15,045 941
Rio Tinto PLC 47,475 2,471
South32 Ltd 203,857 357
Sumitomo Metal Mining Co Ltd 13,900 465
$ 11,737
Miscellaneous Manufacturers - 2.31%
Nikon Corp 18,600 237
Siemens AG 507,304 58,543
Smiths Group PLC 8,131 170
Toshiba Corp 18,900 646
$ 59,596
Office & Business Equipment - 0.08%
Canon Inc 41,800 1,147
Konica Minolta Inc 26,600 195
Ricoh Co Ltd 39,300 350
Seiko Epson Corp 16,400 232
$ 1,924
Oil & Gas - 6.76%
BP PLC 5,279,974 33,483
Ecopetrol SA ADR 1,520,186 27,744
Encana Corp 3,921,934 15,365
Eni SpA 92,781 1,408
Equinor ASA 18,264 339
Idemitsu Kosan Co Ltd 11,433 336
Inpex Corp 1,610,700 14,890
JXTG Holdings Inc 133,910 626

Schedule of Investments
Overseas Fund
October 31, 2019
See accompanying notes.
400
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
OMV AG 8,643 $ 505
Repsol SA 52,994 873
Royal Dutch Shell PLC - A Shares 236,902 6,867
Royal Dutch Shell PLC - B Shares 1,154,214 33,241
SK Innovation Co Ltd 37,280 5,101
TOTAL SA 626,881 33,142
Woodside Petroleum Ltd 34,143 757
$ 174,677
Oil & Gas Services - 1.82%
CGG SA
( d)
5,107,186 11,906
Oceaneering International Inc
( d)
1,239,561 17,552
Schlumberger Ltd 535,531 17,506
$ 46,964
Packaging & Containers - 0.01%
Toyo Seikan Group Holdings Ltd 8,300 131
Pharmaceuticals - 6.49%
AstraZeneca PLC 240,852 23,487
Bayer AG 289,048 22,423
Daiichi Sankyo Co Ltd 11,400 750
GlaxoSmithKline PLC 767,757 17,586
Hisamitsu Pharmaceutical Co Inc 2,100 98
Medipal Holdings Corp 7,000 160
Mitsubishi Tanabe Pharma Corp 13,200 158
Novartis AG 303,751 26,540
Otsuka Holdings Co Ltd 11,700 488
Roche Holding AG 61,749 18,584
Sanofi 41,036 3,783
Sinopharm Group Co Ltd 1,529,167 5,476
Suzuken Co Ltd/Aichi Japan 2,200 117
Taisho Pharmaceutical Holdings Co Ltd 1,500 107
Takeda Pharmaceutical Co Ltd 1,320,923 47,729
$ 167,486
Pipelines - 1.30%
Koninklijke Vopak NV 611,543 33,595
Private Equity - 0.02%
3i Group PLC 41,486 606
Real Estate - 0.26%
Aeon Mall Co Ltd 2,100 34
Azrieli Group Ltd 2,494 192
CK Asset Holdings Ltd 103,500 720
Hang Lung Properties Ltd 118,000 259
Henderson Land Development Co Ltd 85,438 427
Hongkong Land Holdings Ltd 68,351 375
Hysan Development Co Ltd 37,000 146
Kerry Properties Ltd 24,000 78
Mitsui Fudosan Co Ltd 25,000 640
New World Development Co Ltd 252,285 361
Nomura Real Estate Holdings Inc 7,300 173
Sino Land Co Ltd 174,000 260
Sun Hung Kai Properties Ltd 63,883 968
Swiss Prime Site AG
( d)
4,457 459
Vonovia SE 18,520 986
Wharf Real Estate Investment Co Ltd 72,000 423
Wheelock & Co Ltd 31,000 192
$ 6,693
REITs - 0.23%
Ascendas Real Estate Investment Trust 146,000 340
CapitaLand Mall Trust 151,500 283
Covivio 2,691 305
Daiwa House REIT Investment Corp 109 317
Japan Prime Realty Investment Corp 47 226
Japan Real Estate Investment Corp 48 328
Japan Retail Fund Investment Corp 155 361
Klepierre SA 11,728 437
Nippon Prologis REIT Inc
( d)
119 333
Nomura Real Estate Master Fund Inc 242 463
Scentre Group 193,917 512
Segro PLC 41,702 456
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Unibail - Rodamco -Westfield 5,045 $ 780
United Urban Investment Corp 170 343
Vicinity Centres 188,145 346
$ 5,830
Retail - 1.50%
B&M European Value Retail SA 4,627,282 22,199
Cie Financiere Richemont SA 20,466 1,608
Harvey Norman Holdings Ltd 31,152 88
Hennes & Mauritz AB 33,805 709
HUGO BOSS AG 261,454 11,024
Isetan Mitsukoshi Holdings Ltd 19,700 157
J Front Retailing Co Ltd 13,400 170
Kingfisher PLC 123,829 332
Marks & Spencer Group PLC 114,434 270
Next PLC 5,702 486
Pandora A/S 3,816 188
Swatch Group AG/The - REG 3,278 176
USS Co Ltd 4,400 85
Wesfarmers Ltd 41,356 1,136
$ 38,628
Semiconductors - 2.73%
ASM Pacific Technology Ltd 17,600 246
Infineon Technologies AG 307,507 5,956
MediaTek Inc 2,431,697 32,475
Samsung Electronics Co Ltd 730,771 31,584
SUMCO Corp 7,200 119
$ 70,380
Shipbuilding - 0.00%
Yangzijiang Shipbuilding Holdings Ltd 139,900 98
Software - 1.51%
Micro Focus International PLC 792,233 10,874
SAP SE 212,092 28,102
$ 38,976
Telecommunications - 5.75%
BT Group PLC 307,611 816
China Mobile Ltd 4,108,084 33,385
Deutsche Telekom AG 1,052,205 18,514
Elisa Oyj 5,426 296
Eutelsat Communications SA 10,244 194
HKT Trust & HKT Ltd 221,000 344
KDDI Corp 1,168,800 32,342
Nippon Telegraph & Telephone Corp 28,000 1,390
Nokia OYJ 205,550 755
NTT DOCOMO Inc 57,600 1,579
Orange SA 86,278 1,389
PCCW Ltd 246,000 146
Proximus SADP 8,925 274
Singapore Telecommunications Ltd 353,100 855
SK Telecom Co Ltd 130,613 26,697
Spark New Zealand Ltd 107,758 309
Swisscom AG 1,122 574
Telefonica SA 170,427 1,309
Telenor ASA 31,817 596
Telia Co AB
( f)
99,791 439
Telstra Corp Ltd 180,017 434
Vodafone Group PLC 12,714,115 25,946
$ 148,583
Textiles - 0.01%
Teijin Ltd 10,400 208
Transportation - 2.71%
AP Moller - Maersk A/S - A 82 99
Aurizon Holdings Ltd 116,790 475
Central Japan Railway Co 6,100 1,251
Deutsche Post AG 704,753 24,966
East Japan Railway Co 229,600 20,843
Kamigumi Co Ltd 6,200 140
Kuehne + Nagel International AG 1,111 180
Kyushu Railway Co 9,600 317

Schedule of Investments
Overseas Fund
October 31, 2019
See accompanying notes.
401
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Mitsui OSK Lines Ltd 6,600 $ 180
MTR Corp Ltd 61,000 350
Nippon Yusen KK 3,100 56
Poste Italiane SpA
( e)
30,659 372
Seibu Holdings Inc 1,139,000 20,103
West Japan Railway Co 6,900 600
$ 69,932
Water - 0.05%
Suez 20,054 313
United Utilities Group PLC 40,015 452
Veolia Environnement SA 15,771 415
$ 1,180
TOTAL COMMON STOCKS $ 2,476,007
PREFERRED STOCKS - 2.15% Shares Held Value (000's)
Automobile Manufacturers - 2.15%
Bayerische Motoren Werke AG 3.52% 3,296 $ 203
Porsche Automobil Holding SE 2.21% 6,445 474
Volkswagen AG 4.86% 287,669 54,688
$ 55,365
TOTAL PREFERRED STOCKS $ 55,365
Total Investments $ 2,574,230
Other Assets and Liabilities -  0.32% 8,379
TOTAL NET ASSETS - 100.00% $ 2,582,609
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $95 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $32,000 or 1.24% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  ( unaudited)
Location Percent
United Kingdom 20.83%
Japan 17.83%
Germany 13.00%
France 11.86%
Switzerland 5.44%
Netherlands 5.30%
Italy 3.39%
United States 3.03%
Hong Kong 2.93%
Korea, Republic Of 2.85%
Canada 2.08%
Taiwan 1.26%
Singapore 1.22%
Colombia 1.07%
China 1.06%
Finland 0.93%
Spain 0.90%
Norway 0.83%
Mexico 0.77%
Australia 0.74%
Thailand 0.69%
Ireland 0.67%
Denmark 0.27%
Sweden 0.21%
Iceland 0.20%
Belgium 0.10%
Austria 0.04%
Israel 0.04%
New Zealand 0.03%
Luxembourg 0.03%
Macao 0.02%
Isle of Man 0.02%
Portugal 0.02%
South Africa 0.01%
Russian Federation 0.01%
Other Assets and Liabilities
0.32%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 75,385 $ 1,573,403 $ 1,606,510 $ 42,278
Principal International Multi-Factor Core Index ETF — 855 387 485
Principal International Multi-Factor Index ETF — 365 388 —
Principal Shareholder Yield Index ETF — 34 35 —
$ 75,385 $ 1,574,657 $ 1,607,320 $ 42,763
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 1, 299 $ — $ — $ —
Principal International Multi-Factor Core Index ETF 2 (5) — 22
Principal International Multi-Factor Index ETF 4 23 — —
Principal Shareholder Yield Index ETF 1 1 — —
$ 1,30 6 $ 19 $ — $ 22
Amounts in thousands.

Schedule of Investments
Overseas Fund
October 31, 2019
See accompanying notes.
402
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2019 Long 23 $ 2,251 $ 22
Total $ 22
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2019
See accompanying notes.
403
INVESTMENT COMPANIES - 2.71% Shares Held Value (000's)
Money Market Funds - 2.71%
BlackRock Liquidity FedFund 1.71%
(a),(b)
7 $ —
Principal Government Money Market Fund
1.65%
(a),(c)
48,465,027 48,465
$ 48,465
TOTAL INVESTMENT COMPANIES $ 48,465
COMMON STOCKS - 97.30% Shares Held Value (000's)
Aerospace & Defense - 2.73%
Boeing Co/The 32,574 11,072
Northrop Grumman Corp 73,444 25,887
Teledyne Technologies Inc
( d)
35,800 11,800
$ 48,759
Airlines - 1.08%
Delta Air Lines Inc 349,789 19,266
Apparel - 1.39%
Deckers Outdoor Corp
( d)
107,944 16,504
NIKE Inc 93,966 8,415
$ 24,919
Automobile Manufacturers - 0.79%
PACCAR Inc 185,931 14,142
Banks - 6.66%
JPMorgan Chase & Co 536,682 67,042
PNC Financial Services Group Inc/The 190,312 27,919
US Bancorp 421,432 24,030
$ 118,991
Beverages - 2.06%
Keurig Dr Pepper Inc 156,200 4,399
PepsiCo Inc 236,072 32,382
$ 36,781
Chemicals - 1.74%
DuPont de Nemours Inc 74,212 4,892
FMC Corp 228,197 20,880
HB Fuller Co 110,413 5,388
$ 31,160
Commercial Services - 2.35%
Aaron's Inc 411,574 30,839
PayPal Holdings Inc
( d)
106,597 11,097
$ 41,936
Computers - 4.39%
Apple Inc 315,368 78,451
Consumer Products - 0.99%
Church & Dwight Co Inc 252,211 17,640
Distribution & Wholesale - 1.40%
IAA Inc
( d)
479,612 18,297
KAR Auction Services Inc 269,115 6,690
$ 24,987
Diversified Financial Services - 4.13%
Ameriprise Financial Inc 66,662 10,059
Charles Schwab Corp/The 207,828 8,461
Discover Financial Services 418,994 33,628
Visa Inc 121,353 21,705
$ 73,853
Electric - 3.59%
NextEra Energy Inc 145,817 34,754
Xcel Energy Inc 463,809 29,457
$ 64,211
Electronics - 1.17%
Honeywell International Inc 121,356 20,962
Environmental Control - 0.12%
Waste Connections Inc 22,736 2,101
Food - 1.61%
McCormick & Co Inc/MD 76,399 12,277
Tyson Foods Inc 200,025 16,560
$ 28,837
Hand & Machine Tools - 0.31%
Snap-on Inc 33,710 5,484
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 6.53%
Abbott Laboratories 166,606 $ 13,930
Becton Dickinson and Co 84,827 21,716
Edwards Lifesciences Corp
( d)
62,882 14,990
Medtronic PLC 261,300 28,455
Thermo Fisher Scientific Inc 80,449 24,294
Varian Medical Systems Inc
( d)
110,300 13,325
$ 116,710
Healthcare - Services - 2.08%
UnitedHealth Group Inc 73,293 18,521
Universal Health Services Inc 136,112 18,710
$ 37,231
Home Builders - 0.34%
Thor Industries Inc 96,347 6,095
Insurance - 3.75%
Chubb Ltd 106,060 16,165
Fidelity National Financial Inc 636,780 29,190
Marsh & McLennan Cos Inc 208,857 21,642
$ 66,997
Internet - 7.14%
Alibaba Group Holding Ltd ADR
(d)
10,292 1,818
Alphabet Inc - A Shares
( d)
37,732 47,497
Amazon.com Inc
( d)
23,726 42,153
Booking Holdings Inc
( d)
2,814 5,765
Facebook Inc
( d)
134,823 25,839
Palo Alto Networks Inc
( d)
19,904 4,526
$ 127,598
Lodging - 0.64%
Marriott International Inc/MD 90,783 11,489
Machinery - Diversified - 0.95%
Deere & Co 97,355 16,953
Media - 3.00%
Comcast Corp - Class A 555,673 24,905
Nexstar Media Group Inc 87,717 8,534
Walt Disney Co/The 155,347 20,183
$ 53,622
Miscellaneous Manufacturers - 0.28%
3M Co 30,429 5,020
Oil & Gas - 4.42%
Chevron Corp 241,313 28,026
EOG Resources Inc 18,507 1,283
Royal Dutch Shell PLC - B shares ADR 457,760 26,683
Valero Energy Corp 237,703 23,052
$ 79,044
Pharmaceuticals - 5.59%
Bristol-Myers Squibb Co 343,829 19,726
Johnson & Johnson 148,240 19,574
Merck & Co Inc 416,333 36,079
Pfizer Inc 636,889 24,437
$ 99,816
REITs - 3.71%
Alexandria Real Estate Equities Inc 264,691 42,020
American Tower Corp 36,795 8,024
Extra Space Storage Inc 129,479 14,536
Simon Property Group Inc 11,751 1,771
$ 66,351
Retail - 3.49%
Costco Wholesale Corp 82,226 24,430
Home Depot Inc/The 98,770 23,169
Lululemon Athletica Inc
( d)
47,538 9,711
Starbucks Corp 60,054 5,078
$ 62,388
Semiconductors - 4.02%
Broadcom Inc 59,765 17,502
Lam Research Corp 45,725 12,393
Microchip Technology Inc 135,714 12,797
NVIDIA Corp 23,413 4,707
ON Semiconductor Corp
( d)
334,121 6,816

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2019
See accompanying notes.
404
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd
ADR
341,861 $ 17,650
$ 71,865
Software - 8.15%
Adobe Inc
( d)
59,626 16,572
Fair Isaac Corp
( d)
43,766 13,307
Fidelity National Information Services Inc 189,696 24,994
Microsoft Corp 575,637 82,529
ServiceNow Inc
( d)
33,538 8,293
$ 145,695
Telecommunications - 4.24%
Arista Networks Inc
( d)
14,957 3,658
Cisco Systems Inc 507,624 24,117
T-Mobile US Inc
( d)
226,950 18,760
Verizon Communications Inc 484,949 29,325
$ 75,860
Toys, Games & Hobbies - 1.31%
Hasbro Inc 240,403 23,394
Transportation - 1.15%
Expeditors International of Washington Inc 152,697 11,138
Union Pacific Corp 57,273 9,476
$ 20,614
TOTAL COMMON STOCKS $ 1,739,222
Total Investments $ 1,787,687
Other Assets and Liabilities -  (0.01)% (232)
TOTAL NET ASSETS - 100.00% $ 1,787,455
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $– or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 21.21%
Financial 18.25%
Technology 16.56%
Communications 14.38%
Consumer, Cyclical 10.44%
Industrial 6.71%
Energy 4.42%
Utilities 3.59%
Money Market Funds 2.71%
Basic Materials 1.74%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 45,435 $ 492,236 $ 489,206 $ 48,465
$ 45,435 $ 492,236 $ 489,206 $ 48,465
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 79 7 $ — $ — $ —
$ 79 7 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2019
See accompanying notes.
405
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41.56%
Blue Chip Fund
( a)
775,192 $ 20,395
Diversified International Fund
( a)
2,178,545 27,188
Diversified Real Asset Fund
( a)
1,049,564 12,123
Income Fund
( a)
17,765,741 174,104
International Small Company Fund
( a)
787,899 8,793
LargeCap Growth Fund I
( a)
1,218,289 19,700
MidCap Fund
( a)
585,158 18,122
MidCap Value Fund I
( a)
762,967 10,933
SmallCap Growth Fund I
( a)
433,048 5,812
SmallCap Value Fund II
( a)
470,972 4,964
$ 302,134
Principal Funds, Inc. Institutional Class - 58.46%
Bond Market Index Fund
( a)
9,755,475 112,773
Equity Income Fund
( a)
504,569 16,807
High Income Fund
( a)
5,125,053 47,714
Inflation Protection Fund
( a)
3,805,801 32,844
LargeCap S&P 500 Index Fund
( a)
1,856,381 35,494
LargeCap Value Fund III
( a)
992,218 17,136
Overseas Fund
( a)
2,755,810 26,704
Short-Term Income Fund
( a)
11,010,640 135,541
$ 425,013
TOTAL INVESTMENT COMPANIES $ 727,147
Total Investments $ 727,147
Other Assets and Liabilities -  (0.02)% (113)
TOTAL NET ASSETS - 100.00% $ 727,034
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 72.92%
Domestic Equity Funds 20.55%
International Equity Funds 4.88%
Specialty Funds 1.67%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2019
See accompanying notes.
406
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 23,411 $ 2,010 $ 8,589 $ 20,395
Bond Market Index Fund 76,340 48,690 19,595 112,773
Core Plus Bond Fund 149,993 7,511 167,378 —
Diversified International Fund Class R-6 — 42,009 5,281 27,188
Diversified International Fund Institutional Class 32,365 2,205 44,638 —
Diversified Real Asset Fund 15,087 933 4,263 12,123
Equity Income Fund 18,930 1,685 5,106 16,807
Global Multi-Strategy Fund 48,799 3,559 51,056 —
High Income Fund 74,700 5,014 31,146 47,714
Income Fund — 178,463 5,074 174,104
Inflation Protection Fund 43,969 2,802 15,339 32,844
International Small Company Fund 10,432 1,072 2,740 8,793
LargeCap Growth Fund I 23,482 2,973 8,003 19,700
LargeCap S&P 500 Index Fund 43,043 3,598 13,656 35,494
LargeCap Value Fund III 19,798 2,244 5,206 17,136
MidCap Fund 19,545 2,378 7,005 18,122
MidCap Value Fund I — 11,780 1,279 10,933
MidCap Value Fund III 11,821 1,162 12,616 —
Overseas Fund 32,928 3,554 8,364 26,704
Short-Term Income Fund 151,134 11,053 30,214 135,541
SmallCap Growth Fund I 6,624 983 1,559 5,812
SmallCap Value Fund II 6,099 1,050 1,498 4,964
$ 808,500 $ 336,728 $ 449,605 $ 727,147
Income
(c)
Realized Gain/Loss
on Investments
(c)
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 3 $ 2,647 $ 1,587 $ 916
Bond Market Index Fund 1,857 106 — 7,232
Core Plus Bond Fund 4,34 7 2,967 — 6,907
Diversified International Fund Class R-6 — (1,302) — (8,238)
Diversified International Fund Institutional Class 582 (278) 1,438 10,346
Diversified Real Asset Fund 474 355 — 11
Equity Income Fund 548 1,422 717 (124)
Global Multi-Strategy Fund 1,923 1,814 1,011 (3,116)
High Income Fund 3,674 (585) — (269)
Income Fund 385 12 — 703
Inflation Protection Fund 1,779 565 — 847
International Small Company Fund 290 83 517 (54)
LargeCap Growth Fund I 126 2,849 2,426 (1,601)
LargeCap S&P 500 Index Fund 833 4,366 1,927 (1,857)
LargeCap Value Fund III 532 717 1,291 (417)
MidCap Fund 65 2,544 1,912 660
MidCap Value Fund I — (2) — 434
MidCap Value Fund III 278 — 757 (367)
Overseas Fund 887 402 1,855 (1,816)
Short-Term Income Fund 3,487 19 — 3,549
SmallCap Growth Fund I 91 329 764 (565)
SmallCap Value Fund II 168 200 754 (887)
$ 22,3 29 $ 19,230 $ 16,956 $ 12,294
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.
(c) Amounts exclude a return of capital adjustment for Global Diversified Income Fund which was held in the prior year.

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2019
See accompanying notes.
407
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44.54%
Blue Chip Fund
( a)
498,769 $ 13,123
Diversified International Fund
( a)
1,438,186 17,949
Diversified Real Asset Fund
( a)
513,715 5,933
Income Fund
( a)
8,980,772 88,012
International Small Company Fund
( a)
521,647 5,822
LargeCap Growth Fund I
( a)
792,806 12,820
MidCap Fund
( a)
385,118 11,927
MidCap Value Fund I
( a)
518,162 7,425
SmallCap Growth Fund I
( a)
305,328 4,097
SmallCap Value Fund II
( a)
353,258 3,723
$ 170,831
Principal Funds, Inc. Institutional Class - 55.47%
Bond Market Index Fund
( a)
4,580,946 52,956
Equity Income Fund
( a)
335,175 11,165
High Income Fund
( a)
2,407,215 22,411
Inflation Protection Fund
( a)
1,912,936 16,509
LargeCap S&P 500 Index Fund
( a)
1,255,575 24,006
LargeCap Value Fund III
( a)
656,204 11,333
Overseas Fund
( a)
1,829,064 17,723
Short-Term Income Fund
( a)
4,598,657 56,609
$ 212,712
TOTAL INVESTMENT COMPANIES $ 383,543
Total Investments $ 383,543
Other Assets and Liabilities -  (0.01)% (56)
TOTAL NET ASSETS - 100.00% $ 383,487
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 66.34%
Domestic Equity Funds 25.98%
International Equity Funds 6.14%
Specialty Funds 1.55%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2019
See accompanying notes.
408
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 17,370 $ 1,676 $ 8,173 $ 13,123
Bond Market Index Fund 42,785 23,642 17,158 52,956
Core Plus Bond Fund 85,319 5,178 95,977 —
Diversified International Fund Class R-6 — 14,236 5,000 17,948
Diversified International Fund Institutional Class 25,337 1,84 1 18,496 —
Diversified Real Asset Fund 9,232 717 4,123 5,933
Equity Income Fund 14,728 1,459 5,773 11,165
Global Multi-Strategy Fund 26,619 2,058 27,888 —
High Income Fund 41,835 2,959 21,826 22,411
Income Fund — 91,910 3,840 88,012
Inflation Protection Fund 24,191 1,812 10,150 16,509
International Small Company Fund 8,447 973 3,457 5,822
LargeCap Growth Fund I 17,674 2,413 7,880 12,820
LargeCap S&P 500 Index Fund 32,096 3,038 12,443 24,006
LargeCap Value Fund III 15,271 1,901 5,817 11,333
MidCap Fund 14,795 1,966 6,813 11,927
MidCap Value Fund I — 7,774 1,322 7,425
MidCap Value Fund III 9,577 956 9,438 —
Overseas Fund 25,774 3,096 9,735 17,724
Short-Term Income Fund 69,821 7,447 22,161 56,609
SmallCap Growth Fund I 5,650 895 2,153 4,097
SmallCap Value Fund II 5,134 941 1,712 3,723
$ 491,655 $ 178,88 8 $ 301,335 $ 383,543
Income
(c)
Realized Gain/Loss
on Investments
(c)
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 2 $ 2,378 $ 1,167 $ (128)
Bond Market Index Fund 1,028 41 — 3,646
Core Plus Bond Fund 2,27 2 10,236 — (4,756)
Diversified International Fund Class R-6 — 1,187 — 7,525
Diversified International Fund Institutional Class 450 602 1,116 (9,28 4 )
Diversified Real Asset Fund 285 (340) — 447
Equity Income Fund 399 1,648 553 (897)
Global Multi-Strategy Fund 1,039 794 547 (1,583)
High Income Fund 1,835 (543) — (14)
Income Fund 185 5 — (63)
Inflation Protection Fund 936 108 — 548
International Small Company Fund 233 138 415 (279)
LargeCap Growth Fund I 94 3,678 1,812 (3,065)
LargeCap S&P 500 Index Fund 614 5,876 1,425 (4,561)
LargeCap Value Fund III 407 734 988 (756)
MidCap Fund 49 2,407 1,435 (428)
MidCap Value Fund I — (18) — 991
MidCap Value Fund III 220 (36) 598 (1,059)
Overseas Fund 686 34 1,439 (1,445)
Short-Term Income Fund 1,481 (4) — 1,506
SmallCap Growth Fund I 77 606 647 (901)
SmallCap Value Fund II 140 228 629 (868)
$ 12,43 2 $ 29,759 $ 12,771 $ (15,42 4 )
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.
(c) Amounts exclude a return of capital adjustment for Global Diversified Income Fund which was held in the prior year.

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2019
See accompanying notes.
409
Er ar
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48.12%
Blue Chip Fund
( a)
6,329,476 $ 166,529
Diversified International Fund
( a)
19,915,389 248,544
Diversified Real Asset Fund
( a)
5,683,160 65,640
Income Fund
( a)
85,653,219 839,402
International Small Company Fund
( a)
6,945,608 77,513
LargeCap Growth Fund I
( a)
10,389,552 167,999
MidCap Fund
( a)
4,868,030 150,763
MidCap Value Fund I
( a)
6,914,129 99,079
SmallCap Growth Fund I
( a)
3,794,444 50,921
SmallCap Value Fund II
( a)
4,359,104 45,945
$ 1,912,335
Principal Funds, Inc. Institutional Class - 51.89%
Bond Market Index Fund
( a)
41,305,026 477,486
Equity Income Fund
( a)
4,352,985 144,998
High Income Fund
( a)
20,934,895 194,904
Inflation Protection Fund
( a)
18,808,102 162,314
LargeCap S&P 500 Index Fund
( a)
16,056,806 307,006
LargeCap Value Fund III
( a)
8,463,264 146,160
Overseas Fund
( a)
24,687,159 239,219
Short-Term Income Fund
( a)
31,673,733 389,904
$ 2,061,991
TOTAL INVESTMENT COMPANIES $ 3,974,326
Total Investments $ 3,974,326
Other Assets and Liabilities -  (0.01)% (472)
TOTAL NET ASSETS - 100.00% $ 3,973,854
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 58.19%
Domestic Equity Funds 32.20%
International Equity Funds 7.97%
Specialty Funds 1.65%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2019
See accompanying notes.
410
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 195,709 $ 14,161 $ 71, 899 $ 166,529
Bond Market Index Fund 349,407 181,784 86,362 477,486
Core Plus Bond Fund 696,760 23,357 766,717 —
Diversified International Fund Class R-6 — 325,731 46,852 248,544
Diversified International Fund Institutional Class 299,992 19,482 354,259 —
Diversified Real Asset Fund 82,549 3,138 21,861 65,640
Equity Income Fund 166,697 11,962 44,491 144,998
Global Multi-Strategy Fund 214,068 13,610 221,482 —
High Income Fund 328,009 39,783 169,788 194,904
Income Fund — 843,739 5,652 839,402
Inflation Protection Fund 165,441 44,496 52,781 162,314
International Small Company Fund 94,340 7,867 24,785 77,513
LargeCap Growth Fund I 202,127 22,929 66,760 167,999
LargeCap S&P 500 Index Fund 360,798 24,854 98,390 307,006
LargeCap Value Fund III 170,188 16,597 42,475 146,160
MidCap Fund 165,671 17,639 59,135 150,763
MidCap Value Fund I — 98,753 10,032 99,079
MidCap Value Fund III 111,245 10,038 111,090 —
Overseas Fund 301,954 26,943 76,173 239,219
Short-Term Income Fund 380,809 72,653 72,407 389,904
SmallCap Growth Fund I 61,836 8,306 16,876 50,921
SmallCap Value Fund II 55,625 8,748 12,018 45,945
$ 4,403,225 $ 1,836,570 $ 2,432,28 5 $ 3,974,326
Income
(c)
Realized Gain/Loss
on Investments
(c)
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 25 $ 22,74 3 $ 13,377 $ 5,815
Bond Market Index Fund 8,580 561 — 32,096
Core Plus Bond Fund 20,573 12,887 — 33,713
Diversified International Fund Class R-6 — 1,155 — (31,490)
Diversified International Fund Institutional Class 5,457 345 13,529 34,440
Diversified Real Asset Fund 2,623 (584) — 2,398
Equity Income Fund 4,816 13,204 6,387 (2,374)
Global Multi-Strategy Fund 8,525 5,628 4,486 (11,824)
High Income Fund 15,533 (1,904) — (1,196)
Income Fund 1,145 (5) — 1,320
Inflation Protection Fund 6,705 (141) — 5,299
International Small Company Fund 2,662 (161) 4,744 252
LargeCap Growth Fund I 1,098 23,970 21,072 (14,267)
LargeCap S&P 500 Index Fund 7,031 19,972 16,304 (228)
LargeCap Value Fund III 4,618 5,697 11,221 (3,847)
MidCap Fund 555 13,761 16,376 12,827
MidCap Value Fund I — (198) — 10,556
MidCap Value Fund III 2,640 (98) 7,205 (10,095)
Overseas Fund 8,225 284 17,252 (13,789)
Short-Term Income Fund 8,798 13 — 8,836
SmallCap Growth Fund I 854 4,292 7,206 (6,637)
SmallCap Value Fund II 1,549 587 6,952 (6,997)
$ 112,012 $ 122,00 8 $ 146,111 $ 44,808
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.
(c) Amounts exclude a return of capital adjustment for Global Diversified Income Fund which was held in the prior year.

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2019
See accompanying notes.
411
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 51.08%
Blue Chip Fund
( a)
3,058,267 $ 80,463
Diversified International Fund
( a)
8,825,441 110,142
Diversified Real Asset Fund
( a)
2,190,841 25,304
Income Fund
( a)
26,601,808 260,698
International Small Company Fund
( a)
2,922,220 32,612
LargeCap Growth Fund I
( a)
5,518,581 89,235
MidCap Fund
( a)
2,464,359 76,321
MidCap Value Fund I
( a)
3,083,177 44,182
SmallCap Growth Fund I
( a)
1,822,465 24,457
SmallCap Value Fund II
( a)
1,934,316 20,388
$ 763,802
Principal Funds, Inc. Institutional Class - 48.93%
Bond Market Index Fund
( a)
13,749,373 158,943
Equity Income Fund
( a)
2,037,281 67,862
High Income Fund
( a)
7,092,567 66,032
Inflation Protection Fund
( a)
5,212,869 44,987
LargeCap S&P 500 Index Fund
( a)
7,484,144 143,097
LargeCap Value Fund III
( a)
3,894,554 67,259
Overseas Fund
( a)
11,434,144 110,797
Short-Term Income Fund
( a)
5,908,097 72,728
$ 731,705
TOTAL INVESTMENT COMPANIES $ 1,495,507
Total Investments $ 1,495,507
Other Assets and Liabilities -  (0.01)% (153)
TOTAL NET ASSETS - 100.00% $ 1,495,354
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 47.72%
Domestic Equity Funds 41.01%
International Equity Funds 9.59%
Specialty Funds 1.69%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2019
See accompanying notes.
412
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 78,300 $ 9,078 $ 18,831 $ 80,463
Bond Market Index Fund 115,487 62,436 29,591 158,943
Core Plus Bond Fund 232,015 19,340 267,68 9 —
Diversified International Fund Class R-6 — 107,741 23,734 110,142
Diversified International Fund Institutional Class 128,670 10,053 114,497 —
Diversified Real Asset Fund 29,983 3,043 8,433 25,304
Equity Income Fund 71,050 8,529 16,566 67,862
Global Multi-Strategy Fund 69,590 6,316 73,935 —
High Income Fund 104,386 20,053 57,524 66,032
Income Fund — 262,731 2,008 260,698
Inflation Protection Fund 42,672 10,715 9,802 44,987
International Small Company Fund 38,755 5,217 11,382 32,612
LargeCap Growth Fund I 89,657 13,581 18,840 89,235
LargeCap S&P 500 Index Fund 150,617 17,055 33,477 143,097
LargeCap Value Fund III 72,375 10,468 16,595 67,259
MidCap Fund 70,906 10,732 17,085 76,321
MidCap Value Fund I — 46,002 5,604 44,182
MidCap Value Fund III 47,242 5,238 48,846 —
Overseas Fund 129,458 18,101 30,924 110,797
Short-Term Income Fund 61,167 22,359 12,241 72,728
SmallCap Growth Fund I 27,577 4,860 6,850 24,457
SmallCap Value Fund II 24,525 5,016 6,243 20,388
$ 1,584,432 $ 678,664 $ 830,69 7 $ 1,495,507
Income
(c)
Realized Gain/Loss
on Investments
(c)
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 10 $ 3,846 $ 5,378 $ 8,070
Bond Market Index Fund 2,856 34 — 10,577
Core Plus Bond Fund 7,084 11,48 8 — 4,846
Diversified International Fund Class R-6 — 809 — 25,326
Diversified International Fund Institutional Class 2,362 8 5,845 (24,234)
Diversified Real Asset Fund 964 (474) — 1,185
Equity Income Fund 2,099 1,288 2,740 3,561
Global Multi-Strategy Fund 2,792 883 1,468 (2,854)
High Income Fund 5,447 (1,015) — 132
Income Fund 393 — — (25)
Inflation Protection Fund 1,764 (23) — 1,425
International Small Company Fund 1,103 62 1,963 (40)
LargeCap Growth Fund I 490 69 9,401 4,768
LargeCap S&P 500 Index Fund 2,952 (101) 6,847 9,003
LargeCap Value Fund III 1,976 1,457 4,802 (446)
MidCap Fund 239 1,483 7,052 10,285
MidCap Value Fund I — (84) — 3,868
MidCap Value Fund III 1,132 (44) 3,091 (3,590)
Overseas Fund 3,557 5 7,451 (5,843)
Short-Term Income Fund 1,461 19 — 1,424
SmallCap Growth Fund I 383 246 3,233 (1,376)
SmallCap Value Fund II 687 54 3,085 (2,964)
$ 39,751 $ 20,0 10 $ 62,356 $ 43,098
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.
(c) Amounts exclude a return of capital adjustment for Global Diversified Income Fund which was held in the prior year.

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2019
See accompanying notes.
413
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48.68%
Blue Chip Fund
( a)
6,204,187 $ 163,232
Diversified International Fund
( a)
35,349,099 441,157
Diversified Real Asset Fund
( a)
8,157,391 94,218
Income Fund
( a)
49,865,717 488,684
International Small Company Fund
( a)
13,674,318 152,605
LargeCap Growth Fund I
( a)
31,530,402 509,847
MidCap Fund
( a)
10,601,980 328,343
MidCap Value Fund I
( a)
13,230,706 189,596
Origin Emerging Markets Fund
( a)
9,667,842 107,313
SmallCap Growth Fund I
( a)
7,782,623 104,443
SmallCap Value Fund II
( a)
8,333,312 87,833
$ 2,667,271
Principal Funds, Inc. Institutional Class - 51.33%
Bond Market Index Fund
( a)
43,794,975 506,270
Core Plus Bond Fund
( a)
28,678,004 319,186
Equity Income Fund
( a)
4,363,294 145,341
High Income Fund
( a)
24,953,164 232,314
Inflation Protection Fund
( a)
14,854,922 128,198
LargeCap S&P 500 Index Fund
( a)
32,745,689 626,098
LargeCap Value Fund III
( a)
24,369,497 420,861
Overseas Fund
( a)
44,773,338 433,854
$ 2,812,122
TOTAL INVESTMENT COMPANIES $ 5,479,393
Total Investments $ 5,479,393
Other Assets and Liabilities -  (0.01)% (567)
TOTAL NET ASSETS - 100.00% $ 5,478,826
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 47.01%
Fixed Income Funds 38.62%
International Equity Funds 12.66%
Specialty Funds 1.72%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2019
See accompanying notes.
414
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 164,220 $ 13,653 $ 40,716 $ 163,232
Bond Market Index Fund 341,292 189,279 54,502 506,270
Core Plus Bond Fund 695,826 35,164 459,600 319,186
Diversified International Fund Class R-6 — 493,879 42,638 441,157
Diversified International Fund Institutional Class 466,115 32,609 518,605 —
Diversified Real Asset Fund 104,066 5,650 18,357 94,218
Equity Income Fund 149,409 12,596 27,715 145,341
Global Multi-Strategy Fund 230,405 16,553 240,699 —
High Income Fund 295,157 57,090 116,942 232,314
Income Fund — 489,851 3,144 488,684
Inflation Protection Fund 112,693 27,860 16,180 128,198
International Emerging Markets Fund 53,241 2,221 57,358 —
International Small Company Fund 157,884 15,252 22,021 152,605
LargeCap Growth Fund I 490,097 61,005 69,770 509,847
LargeCap S&P 500 Index Fund 616,104 49,515 79,202 626,098
LargeCap Value Fund III 431,756 47,428 66,771 420,861
MidCap Fund 280,446 33,119 34,127 328,343
MidCap Value Fund I — 176,826 11,884 189,596
MidCap Value Fund III 194,246 19,102 190,365 —
Origin Emerging Markets Fund 53,400 54,990 10,046 107,313
Overseas Fund 469,048 47,988 64,591 433,854
SmallCap Growth Fund I 104,839 15,265 12,116 104,443
SmallCap Value Fund II 94,414 16,039 12,107 87,833
$ 5,504,658 $ 1,912,934 $ 2,169,456 $ 5,479,393
Income
(c)
Realized Gain/Loss
on Investments
(c)
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 22 $ 11,272 $ 11,281 $ 14,803
Bond Market Index Fund 8,436 92 — 30,109
Core Plus Bond Fund 22,316 3,787 — 44,009
Diversified International Fund Class R-6 — 104 — (10,188)
Diversified International Fund Institutional Class 8,554 16 21,171 19,865
Diversified Real Asset Fund 3,344 (973) — 3,832
Equity Income Fund 4,482 2,941 5,764 8,110
Global Multi-Strategy Fund 9,241 3,251 4,860 (9,510)
High Income Fund 16,736 (1,811) — (1,180)
Income Fund 603 2 — 1,975
Inflation Protection Fund 4,700 (17) — 3,842
International Emerging Markets Fund 619 2,203 1,120 (307)
International Small Company Fund 4,492 105 7,996 1,385
LargeCap Growth Fund I 2,675 1,391 51,330 27,124
LargeCap S&P 500 Index Fund 12,076 (915) 28,001 40,596
LargeCap Value Fund III 11,786 (389) 28,641 8,837
MidCap Fund 946 1,214 27,888 47,691
MidCap Value Fund I — (66) — 24,720
MidCap Value Fund III 4,666 (40) 12,754 (22,943)
Origin Emerging Markets Fund 884 (10) — 8,979
Overseas Fund 12,888 206 26,990 (18,797)
SmallCap Growth Fund I 1,456 484 12,287 (4,029)
SmallCap Value Fund II 2,646 671 11,874 (11,184)
$ 133,568 $ 23,518 $ 251,957 $ 207,739
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.
(c) Amounts exclude a return of capital adjustment for Global Diversified Income Fund which was held in the prior year.

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2019
See accompanying notes.
415
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46.15%
Blue Chip Fund
( a)
1,406,228 $ 36,998
Diversified International Fund
( a)
8,149,392 101,704
Income Fund
( a)
11,529,375 112,988
International Small Company Fund
( a)
3,164,347 35,314
LargeCap Growth Fund I
( a)
7,298,571 118,018
MidCap Value Fund I
( a)
3,507,857 50,268
Origin Emerging Markets Fund
( a)
2,529,411 28,076
Real Estate Securities Fund
( a)
1,061,011 30,409
SmallCap Growth Fund I
( a)
1,727,680 23,185
SmallCap Value Fund II
( a)
2,003,785 21,120
$ 558,080
Principal Funds, Inc. Institutional Class - 53.86%
Bond Market Index Fund
( a)
6,935,440 80,174
Core Plus Bond Fund
( a)
7,178,754 79,899
Equity Income Fund
( a)
1,047,313 34,886
High Income Fund
( a)
4,820,212 44,876
LargeCap S&P 500 Index Fund
( a)
7,822,597 149,568
LargeCap Value Fund III
( a)
5,883,664 101,611
MidCap Growth Fund III
( a)
4,819,346 58,314
Overseas Fund
( a)
10,534,757 102,082
$ 651,410
TOTAL INVESTMENT COMPANIES $ 1,209,490
Total Investments $ 1,209,490
Other Assets and Liabilities -  (0.01)% (115)
TOTAL NET ASSETS - 100.00% $ 1,209,375
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 51.63%
Fixed Income Funds 34.70%
International Equity Funds 13.68%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2019
See accompanying notes.
416
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 39,638 $ 5,105 $ 13,903 $ 36,998
Bond Market Index Fund 77,544 14,419 18,316 80,174
Core Plus Bond Fund 159,705 16,599 107,998 79,899
Diversified International Fund Class R-6 — 98,749 19,820 101,704
Diversified International Fund Institutional Class 113,893 9,876 102,969 —
Equity Income Fund 36,577 4,886 9,194 34,886
High Income Fund 55,739 10,659 20,844 44,876
Income Fund — 113,037 — 112,988
International Emerging Markets Fund 15,031 1,045 15,715 —
International Small Company Fund 37,834 5,795 8,547 35,314
LargeCap Growth Fund I 118,737 20,259 27,562 118,018
LargeCap S&P 500 Index Fund 150,996 19,414 30,200 149,568
LargeCap Value Fund III 108,164 17,304 25,739 101,611
MidCap Growth Fund III 58,666 9,561 13,736 58,314
MidCap Value Fund I — 51,498 5,643 50,268
MidCap Value Fund III 52,196 6,486 54,566 —
Origin Emerging Markets Fund 14,810 16,037 5,883 28,076
Overseas Fund 115,745 18,252 26,834 102,082
Real Estate Securities Fund 24,496 6,625 6, 115 30,409
SmallCap Growth Fund I 24,855 4,828 5,546 23,185
SmallCap Value Fund II 23,343 5,162 4,701 21,120
$ 1,227,969 $ 455,596 $ 523, 831 $ 1,209,490
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 5 $ 3,154 $ 2,725 $ 3,004
Bond Market Index Fund 1,918 89 — 6,438
Core Plus Bond Fund 5,02 1 1,144 — 10,449
Diversified International Fund Class R-6 — 361 — 22,414
Diversified International Fund Institutional Class 2,096 (1) 5,176 (20,799)
Equity Income Fund 1,098 760 1,412 1,857
High Income Fund 3,282 (210) — (468)
Income Fund 219 — — (49)
International Emerging Markets Fund 175 2,845 316 (3,206)
International Small Company Fund 1,078 198 1,917 34
LargeCap Growth Fund I 648 4,043 12,443 2,541
LargeCap S&P 500 Index Fund 2,961 963 6,868 8,395
LargeCap Value Fund III 2,955 (240) 7,182 2,122
MidCap Growth Fund III 797 546 4,948 3,277
MidCap Value Fund I — 5 — 4,408
MidCap Value Fund III 1,255 (35) 3,430 (4,081)
Origin Emerging Markets Fund 246 24 — 3,088
Overseas Fund 3,190 1 6,665 (5,082)
Real Estate Securities Fund 564 212 366 5,191
SmallCap Growth Fund I 345 412 2,914 (1,364)
SmallCap Value Fund II 655 (3) 2,938 (2,681)
$ 28, 508 $ 14, 268 $ 59,300 $ 35,488
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2019
See accompanying notes.
417
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42.43%
Blue Chip Fund
( a)
5,084,291 $ 133,767
Diversified International Fund
( a)
28,877,224 360,388
Income Fund
( a)
7,004,567 68,645
International Small Company Fund
( a)
10,464,590 116,785
LargeCap Growth Fund I
( a)
24,870,159 402,150
MidCap Value Fund I
( a)
12,343,526 176,883
Origin Emerging Markets Fund
( a)
9,401,795 104,360
Real Estate Securities Fund
( a)
3,291,616 94,338
SmallCap Growth Fund I
( a)
6,086,677 81,683
SmallCap Value Fund II
( a)
6,891,927 72,641
$ 1,611,640
Principal Funds, Inc. Institutional Class - 57.58%
Bond Market Index Fund
( a)
17,235,471 199,242
Core Plus Bond Fund
( a)
29,287,964 325,975
Equity Income Fund
( a)
3,672,031 122,315
High Income Fund
( a)
10,834,056 100,865
LargeCap S&P 500 Index Fund
( a)
27,002,246 516,283
LargeCap Value Fund III
( a)
20,604,648 355,842
MidCap Growth Fund III
( a)
17,487,313 211,597
Overseas Fund
( a)
36,626,164 354,908
$ 2,187,027
TOTAL INVESTMENT COMPANIES $ 3,798,667
Total Investments $ 3,798,667
Other Assets and Liabilities -  (0.01)% (416)
TOTAL NET ASSETS - 100.00% $ 3,798,251
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 57.06%
Fixed Income Funds 27.79%
International Equity Funds 15.16%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2019
See accompanying notes.
418
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 130,467 $ 12,146 $ 29,70 0 $ 133,767
Bond Market Index Fund 167,494 45,090 27,559 199,242
Core Plus Bond Fund 361,088 22,406 83,369 325,975
Diversified International Fund Class R-6 — 372,948 31,000 360,388
Diversified International Fund Institutional Class 371,582 27,309 388,461 —
Equity Income Fund 121,423 11,505 19,703 122,315
High Income Fund 134,913 11,401 43,870 100,865
Income Fund — 68,226 — 68,645
International Emerging Markets Fund 51,526 2,466 54,165 —
International Small Company Fund 119,051 12,954 16,386 116,785
LargeCap Growth Fund I 390,789 52,627 64,10 3 402,150
LargeCap S&P 500 Index Fund 497,796 45,099 59,045 516,283
LargeCap Value Fund III 357,641 43,041 52,103 355,842
MidCap Growth Fund III 197,585 24,550 24,099 211,597
MidCap Value Fund I — 171,102 10,215 176,883
MidCap Value Fund III 178,222 18,597 182,383 —
Origin Emerging Markets Fund 50,926 52,754 9,519 104,360
Overseas Fund 377,650 43,105 50,850 354,908
Real Estate Securities Fund 75,010 14,731 12, 343 94,338
SmallCap Growth Fund I 81,373 12,761 9,639 81,683
SmallCap Value Fund II 76,956 13,943 9,640 72,641
$ 3,741,492 $ 1,078,761 $ 1,17 8 , 152 $ 3,798,667
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 17 $ 6,72 3 $ 8,999 $ 14,131
Bond Market Index Fund 4,163 140 — 14,077
Core Plus Bond Fund 11,68 4 315 — 25,535
Diversified International Fund Class R-6 — (452) — 18,892
Diversified International Fund Institutional Class 6,859 110 16,963 (10,540)
Equity Income Fund 3,669 1,583 4,706 7,507
High Income Fund 8,044 (485) — (1,094)
Income Fund 226 — — 419
International Emerging Markets Fund 602 2,784 1,089 (2,611)
International Small Company Fund 3,405 275 6,060 891
LargeCap Growth Fund I 2,141 9,31 0 41,096 13,527
LargeCap S&P 500 Index Fund 9,803 3,538 22,727 28,895
LargeCap Value Fund III 9,812 (365) 23,840 7,628
MidCap Growth Fund III 2,693 449 16,726 13,112
MidCap Value Fund I — 12 — 15,984
MidCap Value Fund III 4,305 (23) 11,766 (14,413)
Origin Emerging Markets Fund 848 (87) — 10,286
Overseas Fund 10,437 195 21,842 (15,192)
Real Estate Securities Fund 1,745 496 1,127 16,444
SmallCap Growth Fund I 1,135 958 9,574 (3,770)
SmallCap Value Fund II 2,167 407 9,724 (9,025)
$ 83,755 $ 25, 883 $ 196,239 $ 130,683
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2019
See accompanying notes.
419
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44.31%
Blue Chip Fund
( a)
1,233,988 $ 32,466
Diversified International Fund
( a)
7,259,556 90,599
Income Fund
( a)
1,545,125 15,142
International Small Company Fund
( a)
2,503,614 27,941
LargeCap Growth Fund I
( a)
6,152,398 99,484
MidCap Value Fund I
( a)
3,128,092 44,826
Origin Emerging Markets Fund
( a)
2,352,945 26,118
Real Estate Securities Fund
( a)
704,087 20,179
SmallCap Growth Fund I
( a)
1,563,944 20,988
SmallCap Value Fund II
( a)
1,741,798 18,359
$ 396,102
Principal Funds, Inc. Institutional Class - 55.70%
Bond Market Index Fund
( a)
2,147,483 24,825
Core Plus Bond Fund
( a)
5,543,877 61,703
Equity Income Fund
( a)
913,558 30,431
High Income Fund
( a)
2,314,213 21,545
LargeCap S&P 500 Index Fund
( a)
6,669,932 127,529
LargeCap Value Fund III
( a)
5,146,801 88,885
MidCap Growth Fund III
( a)
4,426,943 53,566
Overseas Fund
( a)
9,228,351 89,423
$ 497,907
TOTAL INVESTMENT COMPANIES $ 894,009
Total Investments $ 894,009
Other Assets and Liabilities -  (0.01)% (88)
TOTAL NET ASSETS - 100.00% $ 893,921
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 60.04%
Fixed Income Funds 23.92%
International Equity Funds 16.05%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2019
See accompanying notes.
420
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 31,586 $ 4,462 $ 8,669 $ 32,466
Bond Market Index Fund 27,338 3,611 8,193 24,825
Core Plus Bond Fund 61,199 7,659 11,596 61,703
Diversified International Fund Class R-6 — 86,255 10,591 90,599
Diversified International Fund Institutional Class 92,073 8,265 87,419 —
Equity Income Fund 29,536 4,324 5,667 30,431
High Income Fund 22,131 5,486 5,719 21,545
Income Fund — 15,050 — 15,142
International Emerging Markets Fund 12,733 917 13,344 —
International Small Company Fund 27,995 4,685 5,032 27,941
LargeCap Growth Fund I 95,519 17,483 19,150 99,484
LargeCap S&P 500 Index Fund 121,299 17,186 18,963 127,529
LargeCap Value Fund III 87,968 15,191 16,149 88,885
MidCap Growth Fund III 49,297 8,658 7,803 53,566
MidCap Value Fund I — 47,173 4,082 44,826
MidCap Value Fund III 44,425 5,668 48,735 —
Origin Emerging Markets Fund 12,586 14,078 3,338 26,118
Overseas Fund 93,545 16,018 16,409 89,423
Real Estate Securities Fund 17,451 2,523 3, 717 20,179
SmallCap Growth Fund I 20,604 4,245 3,136 20,988
SmallCap Value Fund II 19,161 4,495 3,135 18,359
$ 866,446 $ 293,432 $ 300, 847 $ 894,009
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 4 $ 1,720 $ 2,182 $ 3,367
Bond Market Index Fund 681 18 — 2,051
Core Plus Bond Fund 2,00 5 (1) — 4,442
Diversified International Fund Class R-6 — 1 — 14,934
Diversified International Fund Institutional Class 1,708 (3) 4,211 (12,916)
Equity Income Fund 901 285 1,147 1,953
High Income Fund 1,511 1 — (354)
Income Fund 50 — — 92
International Emerging Markets Fund 149 477 270 (783)
International Small Company Fund 804 65 1,428 228
LargeCap Growth Fund I 524 1,885 10,060 3,747
LargeCap S&P 500 Index Fund 2,394 143 5,547 7,864
LargeCap Value Fund III 2,419 (45) 5,874 1,920
MidCap Growth Fund III 673 65 4,180 3,349
MidCap Value Fund I — 3 — 1,732
MidCap Value Fund III 1,078 (21) 2,945 (1,337)
Origin Emerging Markets Fund 210 11 — 2,781
Overseas Fund 2,597 8 5,421 (3,739)
Real Estate Securities Fund 4 12 115 263 3,807
SmallCap Growth Fund I 288 25 2,428 (750)
SmallCap Value Fund II 541 (2) 2,425 (2,160)
$ 18,949 $ 4, 750 $ 48,381 $ 30,228
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2019
See accompanying notes.
421
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46.71%
Blue Chip Fund
( a)
3,339,699 $ 87,868
Diversified International Fund
( a)
18,966,837 236,706
Income Fund
( a)
4,120,334 40,379
International Small Company Fund
( a)
6,743,192 75,254
LargeCap Growth Fund I
( a)
16,364,023 264,606
MidCap Value Fund I
( a)
8,129,651 116,498
Origin Emerging Markets Fund
( a)
6,329,466 70,257
Real Estate Securities Fund
( a)
1,959,341 56,155
SmallCap Growth Fund I
( a)
4,112,226 55,186
SmallCap Value Fund II
( a)
4,709,119 49,634
$ 1,052,543
Principal Funds, Inc. Institutional Class - 53.30%
Bond Market Index Fund
( a)
4,693,075 54,252
Core Plus Bond Fund
( a)
7,581,016 84,377
Equity Income Fund
( a)
2,398,943 79,909
High Income Fund
( a)
4,019,351 37,420
LargeCap S&P 500 Index Fund
( a)
17,572,744 335,991
LargeCap Value Fund III
( a)
13,598,007 234,837
MidCap Growth Fund III
( a)
11,676,001 141,280
Overseas Fund
( a)
24,053,718 233,080
$ 1,201,146
TOTAL INVESTMENT COMPANIES $ 2,253,689
Total Investments $ 2,253,689
Other Assets and Liabilities -  (0.01)% (275)
TOTAL NET ASSETS - 100.00% $ 2,253,414
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 63.10%
Fixed Income Funds 20.11%
International Equity Funds 16.80%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2019
See accompanying notes.
422
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 82,932 $ 9,391 $ 17,97 3 $ 87,868
Bond Market Index Fund 41,945 21,305 12,221 54,252
Core Plus Bond Fund 106,345 9,821 39,418 84,377
Diversified International Fund Class R-6 — 239,671 22,493 236,706
Diversified International Fund Institutional Class 239,661 19,570 245,338 —
Equity Income Fund 77,840 9,046 12,973 79,909
High Income Fund 47,662 8,709 18,373 37,420
Income Fund — 40,133 — 40,379
International Emerging Markets Fund 34,052 2,059 35,263 —
International Small Company Fund 75,318 10,035 11,016 75,254
LargeCap Growth Fund I 250,676 38,844 40,22 2 264,606
LargeCap S&P 500 Index Fund 319,208 35,718 40,493 335,991
LargeCap Value Fund III 231,913 32,927 35,223 234,837
MidCap Growth Fund III 129,684 18,819 16,524 141,280
MidCap Value Fund I — 116,043 7,241 116,498
MidCap Value Fund III 115,289 13,435 122,284 —
Origin Emerging Markets Fund 33,666 35,527 6,870 70,257
Overseas Fund 243,522 33,564 34,690 233,080
Real Estate Securities Fund 44,027 9,601 7, 618 56,155
SmallCap Growth Fund I 54,056 9,580 6,700 55,186
SmallCap Value Fund II 51,604 10,443 6,700 49,634
$ 2,179,400 $ 724,241 $ 739, 633 $ 2,253,689
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 11 $ 3,61 2 $ 5,731 $ 9,906
Bond Market Index Fund 1,044 (173) — 3,396
Core Plus Bond Fund 3,448 138 — 7,491
Diversified International Fund Class R-6 — 5 — 19,523
Diversified International Fund Institutional Class 4,441 (48) 10,966 (13,845)
Equity Income Fund 2,374 887 3,023 5,109
High Income Fund 3,100 (113) — (465)
Income Fund 133 — — 246
International Emerging Markets Fund 399 (2,021) 721 1,173
International Small Company Fund 2,161 246 3,843 671
LargeCap Growth Fund I 1,377 4,87 4 26,411 10,434
LargeCap S&P 500 Index Fund 6,302 1,002 14,602 20,556
LargeCap Value Fund III 6,378 (322) 15,492 5,542
MidCap Growth Fund III 1,772 96 11,002 9,205
MidCap Value Fund I — 12 — 7,684
MidCap Value Fund III 2,796 6 7,638 (6,446)
Origin Emerging Markets Fund 563 (10) — 7,944
Overseas Fund 6,75 5 130 14,117 (9,446)
Real Estate Securities Fund 1, 040 443 664 9,702
SmallCap Growth Fund I 755 153 6,374 (1,903)
SmallCap Value Fund II 1,457 (50) 6,535 (5,663)
$ 46, 306 $ 8, 867 $ 127,119 $ 80,814
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2019
See accompanying notes.
423
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 47.02%
Blue Chip Fund
( a)
766,816 $ 20,175
Diversified International Fund
( a)
4,114,175 51,345
International Small Company Fund
( a)
1,424,803 15,901
LargeCap Growth Fund I
( a)
3,526,025 57,016
MidCap Value Fund I
( a)
1,769,584 25,358
Origin Emerging Markets Fund
( a)
1,384,474 15,368
Real Estate Securities Fund
( a)
374,468 10,732
SmallCap Growth Fund I
( a)
888,009 11,917
SmallCap Value Fund II
( a)
1,011,661 10,663
$ 218,475
Principal Funds, Inc. Institutional Class - 52.99%
Bond Market Index Fund
( a)
351,732 4,066
Core Plus Bond Fund
( a)
1,247,641 13,886
Equity Income Fund
( a)
532,222 17,728
High Income Fund
( a)
1,016,964 9,468
LargeCap S&P 500 Index Fund
( a)
3,676,262 70,290
LargeCap Value Fund III
( a)
2,926,507 50,541
MidCap Growth Fund III
( a)
2,481,743 30,029
Overseas Fund
( a)
5,177,556 50,171
$ 246,179
TOTAL INVESTMENT COMPANIES $ 464,654
Total Investments $ 464,654
Other Assets and Liabilities -  (0.01)% (52)
TOTAL NET ASSETS - 100.00% $ 464,602
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 65.53%
International Equity Funds 17.53%
Fixed Income Funds 16.95%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2019
See accompanying notes.
424
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 15,926 $ 3,568 $ 2,093 $ 20,175
Bond Market Index Fund 3,648 1,575 1,470 4,066
Core Plus Bond Fund 12,100 3,301 2,453 13,886
Diversified International Fund Class R-6 — 51,909 4,653 51,345
Diversified International Fund Institutional Class 45,731 5,428 48,470 —
Equity Income Fund 15,015 3,523 2,093 17,728
High Income Fund 8,598 2,233 1,216 9,468
International Emerging Markets Fund 6,627 783 7,21 6 —
International Small Company Fund 14,079 3,766 2,243 15,901
LargeCap Growth Fund I 47,379 12,592 6,220 57,016
LargeCap S&P 500 Index Fund 60,263 13,734 8,314 70,290
LargeCap Value Fund III 43,925 11,475 6,218 50,541
MidCap Growth Fund III 24,963 6,550 3,470 30,029
MidCap Value Fund I — 27,721 2,044 25,358
MidCap Value Fund III 22,327 3,836 26,853 —
Origin Emerging Markets Fund 6,556 8,783 1,655 15,368
Overseas Fund 46,455 12,443 7,177 50,171
Real Estate Securities Fund 8,144 2,120 1, 533 10,732
SmallCap Growth Fund I 10,585 3,057 1,407 11,917
SmallCap Value Fund II 9,941 3,202 1,405 10,663
$ 402,262 $ 181,599 $ 138, 203 $ 464,654
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 2 $ 47 $ 1,109 $ 2,727
Bond Market Index Fund 92 (4) — 317
Core Plus Bond Fund 424 (6) — 944
Diversified International Fund Class R-6 — — — 4,089
Diversified International Fund Institutional Class 857 (1) 2,112 (2,688)
Equity Income Fund 479 (2) 588 1,285
High Income Fund 598 — — (147)
International Emerging Markets Fund 79 (42 6 ) 142 232
International Small Company Fund 409 15 725 284
LargeCap Growth Fund I 262 74 5,031 3,191
LargeCap S&P 500 Index Fund 1,200 (6) 2,780 4,613
LargeCap Value Fund III 1,218 6 2,959 1,353
MidCap Growth Fund III 344 (1) 2,136 1,987
MidCap Value Fund I — 2 — (321)
MidCap Value Fund III 551 (2) 1,508 692
Origin Emerging Markets Fund 111 12 — 1,672
Overseas Fund 1,303 6 2,718 (1,556)
Real Estate Securities Fund 205 48 124 1,953
SmallCap Growth Fund I 149 1 1,258 (319)
SmallCap Value Fund II 283 (1) 1,270 (1,074)
$ 8, 566 $ (2 38 ) $ 24,460 $ 19,234
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2060 Fund
October 31, 2019
See accompanying notes.
425
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 47.78%
Blue Chip Fund
( a)
599,801 $ 15,781
Diversified International Fund
( a)
3,364,179 41,985
International Small Company Fund
( a)
1,146,776 12,798
LargeCap Growth Fund I
( a)
2,797,447 45,235
MidCap Value Fund I
( a)
1,444,773 20,703
Origin Emerging Markets Fund
( a)
1,202,318 13,346
Real Estate Securities Fund
( a)
305,309 8,750
SmallCap Growth Fund I
( a)
711,046 9,542
SmallCap Value Fund II
( a)
821,137 8,655
$ 176,795
Principal Funds, Inc. Institutional Class - 52.23%
Bond Market Index Fund
( a)
287,880 3,328
Core Plus Bond Fund
( a)
705,982 7,858
Equity Income Fund
( a)
420,431 14,005
High Income Fund
( a)
693,279 6,454
LargeCap S&P 500 Index Fund
( a)
2,942,993 56,270
LargeCap Value Fund III
( a)
2,342,310 40,452
MidCap Growth Fund III
( a)
1,971,690 23,857
Overseas Fund
( a)
4,238,722 41,073
$ 193,297
TOTAL INVESTMENT COMPANIES $ 370,092
Total Investments $ 370,092
Other Assets and Liabilities -  (0.01)% (48)
TOTAL NET ASSETS - 100.00% $ 370,044
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 65.73%
International Equity Funds 18.17%
Fixed Income Funds 16.11%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2060 Fund
October 31, 2019
See accompanying notes.
426
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 11,392 $ 3,506 $ 1,221 $ 15,781
Bond Market Index Fund 1,472 2,297 665 3,328
Core Plus Bond Fund 5,816 2,651 1,098 7,858
Diversified International Fund Class R-6 — 43,289 2,710 41,985
Diversified International Fund Institutional Class 33,381 5,163 38,378 —
Equity Income Fund 10,743 3,483 1,220 14,005
High Income Fund 6,154 1,807 1,412 6,454
International Emerging Markets Fund 5,136 864 5,8 50 —
International Small Company Fund 10,083 3,720 1,308 12,798
LargeCap Growth Fund I 34,289 11,985 3,662 45,234
LargeCap S&P 500 Index Fund 43,682 13,804 4,917 56,270
LargeCap Value Fund III 31,734 11,163 3,661 40,452
MidCap Growth Fund III 18,004 6,328 2,040 23,857
MidCap Value Fund I — 22,647 929 20,704
MidCap Value Fund III 16,301 3,595 21,285 —
Origin Emerging Markets Fund 5,098 7,782 930 13,346
Overseas Fund 33,901 12,398 4,255 41,073
Real Estate Securities Fund 5,883 2,206 901 8,750
SmallCap Growth Fund I 7,703 2,891 839 9,542
SmallCap Value Fund II 7,255 3,002 838 8,655
$ 288,027 $ 164,581 $ 98, 119 $ 370,092
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 2 $ 10 $ 805 $ 2,094
Bond Market Index Fund 39 1 — 223
Core Plus Bond Fund 221 1 — 488
Diversified International Fund Class R-6 — (1) — 1,407
Diversified International Fund Institutional Class 639 (1) 1,568 (165)
Equity Income Fund 357 — 427 999
High Income Fund 403 — — (95)
International Emerging Markets Fund 62 (40 6 ) 112 256
International Small Company Fund 298 4 529 299
LargeCap Growth Fund I 192 (4) 3,693 2,626
LargeCap S&P 500 Index Fund 88 1 1 2,045 3,700
LargeCap Value Fund III 89 3 (1) 2,170 1,217
MidCap Growth Fund III 252 — 1,564 1,565
MidCap Value Fund I — 1 — (1,015)
MidCap Value Fund III 410 2 1,123 1,387
Origin Emerging Markets Fund 88 1 — 1,395
Overseas Fund 970 — 2,017 (971)
Real Estate Securities Fund 1 57 32 91 1,530
SmallCap Growth Fund I 110 1 929 (214)
SmallCap Value Fund II 210 — 941 (764)
$ 6, 184 $ (3 59 ) $ 18,014 $ 15,962
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2065 Fund
October 31, 2019
See accompanying notes.
427
INVESTMENT COMPANIES - 100.11% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 47.69%
Blue Chip Fund
( a)
24,328 $ 640
Diversified International Fund
( a)
146,363 1,827
International Small Company Fund
( a)
50,168 560
LargeCap Growth Fund I
( a)
114,929 1,858
MidCap Value Fund I
( a)
61,758 885
Origin Emerging Markets Fund
( a)
51,863 576
Real Estate Securities Fund
( a)
13,908 398
SmallCap Growth Fund I
( a)
29,166 391
SmallCap Value Fund II
( a)
34,417 363
$ 7,498
Principal Funds, Inc. Institutional Class - 52.42%
Bond Market Index Fund
( a)
17,409 201
Core Plus Bond Fund
( a)
31,977 356
Equity Income Fund
( a)
17,520 584
High Income Fund
( a)
27,157 253
LargeCap S&P 500 Index Fund
( a)
123,166 2,355
LargeCap Value Fund III
( a)
99,278 1,714
MidCap Growth Fund III
( a)
82,422 997
Overseas Fund
( a)
183,868 1,782
$ 8,242
TOTAL INVESTMENT COMPANIES $ 15,740
Total Investments $ 15,740
Other Assets and Liabilities -  (0.11)% (17)
TOTAL NET ASSETS - 100.00% $ 15,723
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 64.79%
International Equity Funds 18.55%
Fixed Income Funds 16.77%
Other Assets and Liabilities
(0.11)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2065 Fund
October 31, 2019
See accompanying notes.
428
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 377 $ 403 $ 227 $ 640
Bond Market Index Fund 66 242 121 201
Core Plus Bond Fund 202 321 188 356
Diversified International Fund Class R-6 — 2,464 580 1,827
Diversified International Fund Institutional Class 1,153 502 1,784 —
Equity Income Fund 360 404 226 584
High Income Fund 207 203 153 253
International Emerging Markets Fund 176 92 262 —
International Small Company Fund 348 432 243 560
LargeCap Growth Fund I 1,143 1,269 685 1,858
LargeCap S&P 500 Index Fund 1,468 1,624 917 2,355
LargeCap Value Fund III 1,076 1,243 686 1,714
MidCap Growth Fund III 606 695 382 997
MidCap Value Fund I — 1,173 251 885
MidCap Value Fund III 553 318 935 —
Origin Emerging Markets Fund 175 538 197 576
Overseas Fund 1,168 1,420 792 1,782
Real Estate Securities Fund 213 280 16 3 398
SmallCap Growth Fund I 255 292 155 391
SmallCap Value Fund II 243 297 155 363
$ 9,789 $ 14,212 $ 9,10 2 $ 15,740
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 3 $ 27 $ 84
Bond Market Index Fund 2 1 — 13
Core Plus Bond Fund 9 — — 21
Diversified International Fund Class R-6 — 2 — (59)
Diversified International Fund Institutional Class 23 — 55 129
Equity Income Fund 14 — 14 46
High Income Fund 15 — — (4)
International Emerging Markets Fund 2 (30) 4 24
International Small Company Fund 11 1 19 22
LargeCap Growth Fund I 7 — 125 131
LargeCap S&P 500 Index Fund 29 (2) 70 182
LargeCap Value Fund III 3 0 1 75 80
MidCap Growth Fund III 9 1 53 77
MidCap Value Fund I — 1 — (38)
MidCap Value Fund III 14 — 40 64
Origin Emerging Markets Fund 3 1 — 59
Overseas Fund 35 — 71 (14)
Real Estate Securities Fund 7 2 3 66
SmallCap Growth Fund I 4 — 31 (1)
SmallCap Value Fund II 7 — 32 (22)
$ 22 1 $ (19) $ 619 $ 860
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
October 31, 2019
See accompanying notes.
429
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 21.14%
Diversified International Fund
( a)
857,556 $ 10,702
Diversified Real Asset Fund
( a)
189,703 2,191
International Small Company Fund
( a)
162,686 1,816
MidCap S&P 400 Index Fund
( a)
244,796 4,962
SmallCap S&P 600 Index Fund
( a)
80,474 2,014
$ 21,685
Principal Funds, Inc. Institutional Class - 78.88%
Bond Market Index Fund
( a)
3,145,895 36,367
High Income Fund
( a)
640,968 5,967
Inflation Protection Fund
( a)
502,469 4,336
LargeCap S&P 500 Index Fund
( a)
1,026,100 19,619
Short-Term Income Fund
( a)
1,186,065 14,601
$ 80,890
TOTAL INVESTMENT COMPANIES $ 102,575
Total Investments $ 102,575
Other Assets and Liabilities -  (0.02)% (25)
TOTAL NET ASSETS - 100.00% $ 102,550
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 70.18%
Domestic Equity Funds 25.93%
Specialty Funds 2.14%
International Equity Funds 1.77%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 15,735 $ 25,820 $ 7,875 $ 36,367
Diversified International Fund Class R-6 — 11,511 1,665 10,702
Diversified International Fund Institutional Class 5,238 6,054 11,430 —
Diversified Real Asset Fund 963 1,646 582 2,191
High Income Fund 4,322 5,606 4,045 5,967
Inflation Protection Fund 2,499 3,457 1,848 4,336
International Small Company Fund 876 1,288 541 1,816
LargeCap S&P 500 Index Fund 10,017 11,966 4,952 19,619
MidCap S&P 400 Index Fund 2,493 3,373 1,344 4,962
Short-Term Income Fund 7,549 9,840 3,116 14,601
SmallCap S&P 600 Index Fund 1,115 1,400 566 2,014
$ 50,807 $ 81,961 $ 37,964 $ 102,575
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 327 $ 8 $ — $ 2,679
Diversified International Fund Class R-6 — 5 — 851
Diversified International Fund Institutional Class 79 8 197 130
Diversified Real Asset Fund 25 (2) — 166
High Income Fund 4 10 (53) — 137
Inflation Protection Fund 127 1 — 227
International Small Company Fund 20 1 36 192
LargeCap S&P 500 Index Fund 169 (2) 392 2,590
MidCap S&P 400 Index Fund 41 3 157 437
Short-Term Income Fund 309 (2) — 330
SmallCap S&P 600 Index Fund 15 2 88 63
$ 1,52 2 $ (31) $ 870 $ 7,802
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
October 31, 2019
See accompanying notes.
430
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25.86%
Diversified International Fund
( a)
3,528,018 $ 44,030
Diversified Real Asset Fund
( a)
623,569 7,202
International Small Company Fund
( a)
634,404 7,080
MidCap S&P 400 Index Fund
( a)
977,134 19,806
Real Estate Securities Fund
( a)
2 —
SmallCap S&P 600 Index Fund
( a)
307,984 7,709
$ 85,827
Principal Funds, Inc. Institutional Class - 74.15%
Bond Market Index Fund
( a)
9,123,590 105,469
High Income Fund
( a)
1,735,567 16,158
Inflation Protection Fund
( a)
1,546,091 13,343
LargeCap S&P 500 Index Fund
( a)
4,195,908 80,226
Short-Term Income Fund
( a)
2,509,630 30,893
$ 246,089
TOTAL INVESTMENT COMPANIES $ 331,916
Total Investments $ 331,916
Other Assets and Liabilities -  (0.01)% (38)
TOTAL NET ASSETS - 100.00% $ 331,878
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 63.25%
Domestic Equity Funds 32.46%
Specialty Funds 2.17%
International Equity Funds 2.13%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 41,003 $ 71,231 $ 14,471 $ 105,469
Diversified International Fund Class R-6 — 44,406 4,479 44,030
Diversified International Fund Institutional Class 18,729 23,796 42,416 —
Diversified Real Asset Fund 2,730 5,112 1,153 7,202
High Income Fund 10,835 15,351 10,274 16,158
Inflation Protection Fund 5,462 9,182 1,849 13,343
International Small Company Fund 2,970 4,731 1,357 7,080
LargeCap S&P 500 Index Fund 35,050 46,723 11,640 80,226
MidCap S&P 400 Index Fund 8,690 12,998 3,585 19,806
Real Estate Securities Fund — — — —
Short-Term Income Fund 13,580 20,504 3,824 30,893
SmallCap S&P 600 Index Fund 3,696 5,188 1,439 7,709
$ 142,745 $ 259,222 $ 96,487 $ 331,916
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 894 $ 3 $ — $ 7,703
Diversified International Fund Class R-6 — (3) — 4,106
Diversified International Fund Institutional Class 299 35 741 (144)
Diversified Real Asset Fund 74 (1) — 514
High Income Fund 1,09 0 (139) — 385
Inflation Protection Fund 300 (1) — 549
International Small Company Fund 73 4 131 732
LargeCap S&P 500 Index Fund 615 (57) 1,427 10,150
MidCap S&P 400 Index Fund 150 2 571 1,701
Real Estate Securities Fund — — — —
Short-Term Income Fund 593 (3) — 636
SmallCap S&P 600 Index Fund 53 1 305 263
$ 4,14 1 $ (159) $ 3,175 $ 26,595
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
October 31, 2019
See accompanying notes.
431
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30.44%
Diversified International Fund
( a)
3,092,007 $ 38,588
Diversified Real Asset Fund
( a)
446,711 5,160
International Small Company Fund
( a)
530,590 5,921
MidCap S&P 400 Index Fund
( a)
854,901 17,329
Real Estate Securities Fund
( a)
18 1
SmallCap S&P 600 Index Fund
( a)
282,378 7,068
$ 74,067
Principal Funds, Inc. Institutional Class - 69.57%
Bond Market Index Fund
( a)
6,085,560 70,349
High Income Fund
( a)
1,153,438 10,739
Inflation Protection Fund
( a)
1,016,744 8,774
LargeCap S&P 500 Index Fund
( a)
3,631,231 69,429
Short-Term Income Fund
( a)
808,459 9,952
$ 169,243
TOTAL INVESTMENT COMPANIES $ 243,310
Total Investments $ 243,310
Other Assets and Liabilities -  (0.01)% (36)
TOTAL NET ASSETS - 100.00% $ 243,274
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 56.89%
Domestic Equity Funds 38.57%
International Equity Funds 2.43%
Specialty Funds 2.12%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 32,451 $ 43,257 $ 10,222 $ 70,349
Diversified International Fund Class R-6 — 39,310 2,896 38,588
Diversified International Fund Institutional Class 19,741 16,311 36,668 —
Diversified Real Asset Fund 2,411 3,347 902 5,160
High Income Fund 8,271 8,537 6,128 10,739
Inflation Protection Fund 3,370 6,199 1,050 8,774
International Small Company Fund 3,002 3,611 1,169 5,921
LargeCap S&P 500 Index Fund 36,246 36,891 11,171 69,429
MidCap S&P 400 Index Fund 9,115 10,383 3,238 17,329
Real Estate Securities Fund — 1 — 1
Short-Term Income Fund 5,608 5,448 1,311 9,952
SmallCap S&P 600 Index Fund 4,004 4,317 1,324 7,068
$ 124,219 $ 177,61 2 $ 76,07 9 $ 243,310
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 701 $ 2 $ — $ 4,861
Diversified International Fund Class R-6 — 1 — 2,173
Diversified International Fund Institutional Class 314 (58) 775 674
Diversified Real Asset Fund 65 (3) — 307
High Income Fund 697 (78) — 137
Inflation Protection Fund 167 (4) — 259
International Small Company Fund 74 (11) 131 488
LargeCap S&P 500 Index Fund 630 (14) 1,461 7,477
MidCap S&P 400 Index Fund 156 9 593 1,060
Real Estate Securities Fund — — — —
Short-Term Income Fund 199 (2) — 209
SmallCap S&P 600 Index Fund 57 4 327 67
$ 3,060 $ (154) $ 3,287 $ 17,712
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
October 31, 2019
See accompanying notes.
432
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 34.57%
Diversified International Fund
( a)
4,108,400 $ 51,273
Diversified Real Asset Fund
( a)
534,318 6,171
International Small Company Fund
( a)
755,004 8,426
MidCap S&P 400 Index Fund
( a)
1,188,882 24,099
Origin Emerging Markets Fund
( a)
227,944 2,530
SmallCap S&P 600 Index Fund
( a)
382,174 9,566
$ 102,065
Principal Funds, Inc. Institutional Class - 65.44%
Bond Market Index Fund
( a)
6,757,771 78,120
High Income Fund
( a)
1,333,079 12,411
Inflation Protection Fund
( a)
753,010 6,498
LargeCap S&P 500 Index Fund
( a)
5,031,950 96,211
$ 193,240
TOTAL INVESTMENT COMPANIES $ 295,305
Total Investments $ 295,305
Other Assets and Liabilities -  (0.01)% (32)
TOTAL NET ASSETS - 100.00% $ 295,273
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 50.23%
Domestic Equity Funds 43.98%
International Equity Funds 3.71%
Specialty Funds 2.09%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 38,069 $ 42,628 $ 7,840 $ 78,120
Diversified International Fund Class R-6 — 51,607 3,140 51,273
Diversified International Fund Institutional Class 27,778 18,421 46,820 —
Diversified Real Asset Fund 3,079 3,514 767 6,171
High Income Fund 8,747 7,724 4,064 12,411
Inflation Protection Fund 3,332 3,616 680 6,498
International Emerging Markets Fund 642 476 1,108 —
International Small Company Fund 4,441 4,428 1,060 8,426
LargeCap S&P 500 Index Fund 53,193 45,023 11,836 96,211
MidCap S&P 400 Index Fund 13,356 12,587 3,123 24,099
Origin Emerging Markets Fund 634 1,776 158 2,530
SmallCap S&P 600 Index Fund 5,622 5,086 1,150 9,566
$ 158,893 $ 196,886 $ 81,746 $ 295,305
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 8 69 $ 1 $ — $ 5,262
Diversified International Fund Class R-6 — 3 — 2,803
Diversified International Fund Institutional Class 468 54 1,157 567
Diversified Real Asset Fund 89 — — 345
High Income Fund 757 (44) — 48
Inflation Protection Fund 166 — — 230
International Emerging Markets Fund 7 (17) 12 7
International Small Company Fund 115 13 205 604
LargeCap S&P 500 Index Fund 970 (9) 2,250 9,840
MidCap S&P 400 Index Fund 241 3 918 1,276
Origin Emerging Markets Fund 10 — — 278
SmallCap S&P 600 Index Fund 84 3 484 5
$ 3,77 6 $ 7 $ 5,026 $ 21,265
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
October 31, 2019
See accompanying notes.
433
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 38.71%
Diversified International Fund
( a)
2,779,187 $ 34,684
International Small Company Fund
( a)
503,418 5,618
MidCap S&P 400 Index Fund
( a)
778,770 15,786
Origin Emerging Markets Fund
( a)
230,710 2,561
Real Estate Securities Fund
( a)
157,359 4,510
SmallCap S&P 600 Index Fund
( a)
253,936 6,356
$ 69,515
Principal Funds, Inc. Institutional Class - 61.31%
Bond Market Index Fund
( a)
3,344,572 38,663
High Income Fund
( a)
714,745 6,654
LargeCap S&P 500 Index Fund
( a)
3,388,961 64,797
$ 110,114
TOTAL INVESTMENT COMPANIES $ 179,629
Total Investments $ 179,629
Other Assets and Liabilities -  (0.02)% (29)
TOTAL NET ASSETS - 100.00% $ 179,600
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 50.92%
Fixed Income Funds 44.54%
International Equity Funds 4.56%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 18,674 $ 21,790 $ 4,342 $ 38,663
Diversified International Fund Class R-6 — 35,200 1,933 34,684
Diversified International Fund Institutional Class 18,848 11,752 31,327 —
High Income Fund 4,354 3,953 1,629 6,654
International Emerging Markets Fund 705 49 6 1,186 —
International Small Company Fund 2,976 3,025 764 5,618
LargeCap S&P 500 Index Fund 35,504 30,941 7,912 64,797
MidCap S&P 400 Index Fund 8,732 8,419 2,107 15,786
Origin Emerging Markets Fund 694 1,957 373 2,561
Real Estate Securities Fund 1,941 2,242 5 27 4,510
SmallCap S&P 600 Index Fund 3,786 3,529 933 6,356
$ 96,214 $ 123,30 4 $ 53,0 33 $ 179,629
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 416 $ 3 $ — $ 2,538
Diversified International Fund Class R-6 — 1 — 1,416
Diversified International Fund Institutional Class 311 (29) 764 756
High Income Fund 386 (12) — (12)
International Emerging Markets Fund 7 (6 7 ) 13 52
International Small Company Fund 76 (5) 134 386
LargeCap S&P 500 Index Fund 634 (39) 1,466 6,303
MidCap S&P 400 Index Fund 154 4 585 738
Origin Emerging Markets Fund 10 1 — 282
Real Estate Securities Fund 67 15 26 839
SmallCap S&P 600 Index Fund 56 3 317 (29)
$ 2,1 17 $ (1 25 ) $ 3,305 $ 13,269
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
October 31, 2019
See accompanying notes.
434
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42.02%
Diversified International Fund
( a)
3,442,998 $ 42,969
Diversified Real Asset Fund
( a)
5 —
International Small Company Fund
( a)
593,779 6,626
MidCap S&P 400 Index Fund
( a)
987,135 20,009
Origin Emerging Markets Fund
( a)
319,651 3,548
Real Estate Securities Fund
( a)
180,496 5,173
SmallCap S&P 600 Index Fund
( a)
318,698 7,977
$ 86,302
Principal Funds, Inc. Institutional Class - 58.00%
Bond Market Index Fund
( a)
2,866,530 33,137
High Income Fund
( a)
667,425 6,214
Inflation Protection Fund
( a)
9,066 78
LargeCap S&P 500 Index Fund
( a)
4,168,031 79,693
$ 119,122
TOTAL INVESTMENT COMPANIES $ 205,424
Total Investments $ 205,424
Other Assets and Liabilities -  (0.02)% (32)
TOTAL NET ASSETS - 100.00% $ 205,392
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 54.94%
Fixed Income Funds 40.12%
International Equity Funds 4.96%
Specialty Funds 0.00%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 15,348 $ 18,821 $ 3,190 $ 33,137
Diversified International Fund Class R-6 — 42,426 1,510 42,969
Diversified International Fund Institutional Class 22,709 14,609 38,061 —
Diversified Real Asset Fund — — — —
High Income Fund 3,894 3,513 1,178 6,214
Inflation Protection Fund — 78 — 78
International Emerging Markets Fund 899 638 1,521 —
International Small Company Fund 3,455 3,463 767 6,626
LargeCap S&P 500 Index Fund 43,332 37,256 8,885 79,693
MidCap S&P 400 Index Fund 10,932 10,397 2,346 20,009
Origin Emerging Markets Fund 886 2,475 201 3,548
Real Estate Securities Fund 2,183 2,489 509 5,173
SmallCap S&P 600 Index Fund 4,597 4,244 868 7,977
$ 108,235 $ 140,409 $ 59,0 36 $ 205,424
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 347 $ — $ — $ 2,158
Diversified International Fund Class R-6 — — — 2,053
Diversified International Fund Institutional Class 383 37 944 706
Diversified Real Asset Fund — — — —
High Income Fund 358 (7) — (8)
Inflation Protection Fund — — — —
International Emerging Markets Fund 10 (66) 17 50
International Small Company Fund 90 4 159 471
LargeCap S&P 500 Index Fund 789 (31) 1,827 8,021
MidCap S&P 400 Index Fund 197 1 749 1,025
Origin Emerging Markets Fund 13 — — 388
Real Estate Securities Fund 78 17 30 993
SmallCap S&P 600 Index Fund 69 3 394 1
$ 2,3 34 $ (42) $ 4,120 $ 15,858
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
October 31, 2019
See accompanying notes.
435
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44.69%
Diversified International Fund
( a)
2,025,455 $ 25,278
Diversified Real Asset Fund
( a)
10 —
International Small Company Fund
( a)
332,458 3,710
MidCap S&P 400 Index Fund
( a)
587,510 11,909
Origin Emerging Markets Fund
( a)
195,800 2,173
Real Estate Securities Fund
( a)
99,504 2,852
SmallCap S&P 600 Index Fund
( a)
190,285 4,763
$ 50,685
Principal Funds, Inc. Institutional Class - 55.33%
Bond Market Index Fund
( a)
1,147,771 13,268
High Income Fund
( a)
319,467 2,974
LargeCap S&P 500 Index Fund
( a)
2,432,349 46,507
$ 62,749
TOTAL INVESTMENT COMPANIES $ 113,434
Total Investments $ 113,434
Other Assets and Liabilities -  (0.02)% (27)
TOTAL NET ASSETS - 100.00% $ 113,407
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 58.22%
Fixed Income Funds 36.61%
International Equity Funds 5.19%
Specialty Funds 0.00%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 5,961 $ 8,298 $ 1,816 $ 13,268
Diversified International Fund Class R-6 — 24,846 616 25,278
Diversified International Fund Institutional Class 12,989 8,260 21,749 —
Diversified Real Asset Fund — — — —
High Income Fund 1,480 1,829 314 2,974
International Emerging Markets Fund 535 402 92 6 —
International Small Company Fund 1,881 2,078 501 3,710
LargeCap S&P 500 Index Fund 24,534 23,348 5,818 46,507
MidCap S&P 400 Index Fund 6,315 6,566 1,540 11,909
Origin Emerging Markets Fund 528 1,562 145 2,173
Real Estate Securities Fund 1,175 1,480 3 33 2,852
SmallCap S&P 600 Index Fund 2,676 2,686 600 4,763
$ 58,074 $ 81,355 $ 34,3 58 $ 113,434
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 124 $ — $ — $ 825
Diversified International Fund Class R-6 — — — 1,048
Diversified International Fund Institutional Class 205 (23) 503 523
Diversified Real Asset Fund — — — —
High Income Fund 150 (6) — (15)
International Emerging Markets Fund 5 (5 3 ) 10 42
International Small Company Fund 46 (4) 80 256
LargeCap S&P 500 Index Fund 4 19 (21) 973 4,464
MidCap S&P 400 Index Fund 107 1 406 567
Origin Emerging Markets Fund 7 — — 228
Real Estate Securities Fund 41 9 15 521
SmallCap S&P 600 Index Fund 38 3 215 (2)
$ 1,1 42 $ (94) $ 2,202 $ 8,457
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
October 31, 2019
See accompanying notes.
436
INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46.57%
Diversified International Fund
(a)
1,917,692 $ 23,933
International Small Company Fund
(a)
322,477 3,599
MidCap S&P 400 Index Fund
(a)
555,519 11,260
Origin Emerging Markets Fund
(a)
176,797 1,962
Real Estate Securities Fund
(a)
89,736 2,572
SmallCap S&P 600 Index Fund
(a)
183,727 4,599
$ 47,925
Principal Funds, Inc. Institutional Class - 53.46%
Bond Market Index Fund
(a)
771,280 8,916
High Income Fund
(a)
225,578 2,100
LargeCap S&P 500 Index Fund
(a)
2,301,184 43,999
$ 55,015
TOTAL INVESTMENT COMPANIES $ 102,940
Total Investments $ 102,940
Other Assets and Liabilities -  (0.03)% (26)
TOTAL NET ASSETS - 100.00% $ 102,914
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 60.66%
Fixed Income Funds 33.96%
International Equity Funds 5.41%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 3,812 $ 5,420 $ 820 $ 8,916
Diversified International Fund Class R-6 — 23,613 544 23,933
Diversified International Fund Institutional Class 12,923 6,556 19,925 —
High Income Fund 1,210 1,181 273 2,100
International Emerging Markets Fund 507 291 786 —
International Small Company Fund 1,922 1,800 335 3,599
LargeCap S&P 500 Index Fund 24,473 19,70 6 4,060 43,999
MidCap S&P 400 Index Fund 6,262 5,532 952 11,260
Origin Emerging Markets Fund 500 1,348 88 1,962
Real Estate Securities Fund 1,128 1,182 201 2,572
SmallCap S&P 600 Index Fund 2,694 2,309 350 4,599
$ 55,431 $ 68,93 8 $ 28,3 34 $ 102,940
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 89 $ — $ — $ 504
Diversified International Fund Class R-6 — — — 864
Diversified International Fund Institutional Class 225 14 554 432
High Income Fund 114 (2) — (16)
International Emerging Markets Fund 5 (38) 10 26
International Small Company Fund 52 3 92 209
LargeCap S&P 500 Index Fund 459 (6) 1,059 3,88 6
MidCap S&P 400 Index Fund 116 (2) 442 420
Origin Emerging Markets Fund 8 — — 202
Real Estate Securities Fund 38 8 16 455
SmallCap S&P 600 Index Fund 42 1 238 (55)
$ 1,1 48 $ (22) $ 2,411 $ 6,92 7
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
October 31, 2019
See accompanying notes.
437
INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48.40%
Diversified International Fund
( a)
703,734 $ 8,783
Diversified Real Asset Fund
( a)
20 —
International Small Company Fund
( a)
117,717 1,314
MidCap S&P 400 Index Fund
( a)
205,652 4,169
Origin Emerging Markets Fund
( a)
68,960 765
Real Estate Securities Fund
( a)
32,048 918
SmallCap S&P 600 Index Fund
( a)
67,435 1,688
$ 17,637
Principal Funds, Inc. Institutional Class - 51.66%
Bond Market Index Fund
( a)
185,679 2,147
High Income Fund
( a)
73,478 684
LargeCap S&P 500 Index Fund
( a)
836,626 15,996
$ 18,827
TOTAL INVESTMENT COMPANIES $ 36,464
Total Investments $ 36,464
Other Assets and Liabilities -  (0.06)% (22)
TOTAL NET ASSETS - 100.00% $ 36,442
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 62.48%
Fixed Income Funds 31.87%
International Equity Funds 5.71%
Specialty Funds 0.00%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 731 $ 1,644 $ 336 $ 2,147
Diversified International Fund Class R-6 — 8,699 198 8,783
Diversified International Fund Institutional Class 4,342 2,649 7,204 —
Diversified Real Asset Fund — — — —
High Income Fund 384 455 150 684
International Emerging Markets Fund 180 133 30 7 —
International Small Company Fund 634 793 194 1,314
LargeCap S&P 500 Index Fund 8,153 8,81 1 2,386 15,996
MidCap S&P 400 Index Fund 2,128 2,491 630 4,169
Origin Emerging Markets Fund 178 573 62 765
Real Estate Securities Fund 370 521 1 32 918
SmallCap S&P 600 Index Fund 919 1,026 255 1,688
$ 18,019 $ 27,79 5 $ 11,85 4 $ 36,464
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 13 $ — $ — $ 108
Diversified International Fund Class R-6 — — — 282
Diversified International Fund Institutional Class 63 (14) 157 227
Diversified Real Asset Fund — — — —
High Income Fund 36 (2) — (3)
International Emerging Markets Fund 2 (2 1 ) 3 15
International Small Company Fund 14 (2) 25 83
LargeCap S&P 500 Index Fund 132 (11) 306 1,4 29
MidCap S&P 400 Index Fund 34 (1) 129 181
Origin Emerging Markets Fund 2 — — 76
Real Estate Securities Fund 1 2 3 4 156
SmallCap S&P 600 Index Fund 12 1 70 (3)
$ 32 0 $ (47) $ 694 $ 2,55 1
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
October 31, 2019
See accompanying notes.
438
INVESTMENT COMPANIES - 100.17% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 49.61%
Diversified International Fund
( a)
247,829 $ 3,093
Diversified Real Asset Fund
( a)
19 —
International Small Company Fund
( a)
40,598 453
MidCap S&P 400 Index Fund
( a)
71,523 1,450
Origin Emerging Markets Fund
( a)
25,867 287
Real Estate Securities Fund
( a)
11,026 316
SmallCap S&P 600 Index Fund
( a)
23,735 594
$ 6,193
Principal Funds, Inc. Institutional Class - 50.56%
Bond Market Index Fund
( a)
47,511 549
High Income Fund
( a)
21,497 200
LargeCap S&P 500 Index Fund
( a)
290,898 5,562
$ 6,311
TOTAL INVESTMENT COMPANIES $ 12,504
Total Investments $ 12,504
Other Assets and Liabilities -  (0.17)% (21)
TOTAL NET ASSETS - 100.00% $ 12,483
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 63.46%
Fixed Income Funds 30.78%
International Equity Funds 5.93%
Specialty Funds 0.00%
Other Assets and Liabilities
(0.17)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 140 $ 442 $ 61 $ 549
Diversified International Fund Class R-6 — 3,117 81 3,093
Diversified International Fund Institutional Class 1,332 849 2,286 —
Diversified Real Asset Fund — — — —
High Income Fund 116 146 60 200
International Emerging Markets Fund 59 49 106 —
International Small Company Fund 190 282 46 453
LargeCap S&P 500 Index Fund 2,481 3,157 535 5,562
MidCap S&P 400 Index Fund 649 896 148 1,450
Origin Emerging Markets Fund 58 219 17 287
Real Estate Securities Fund 111 185 3 1 316
SmallCap S&P 600 Index Fund 282 372 58 594
$ 5,418 $ 9,714 $ 3,42 9 $ 12,504
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 3 $ — $ — $ 28
Diversified International Fund Class R-6 — — — 57
Diversified International Fund Institutional Class 22 — 56 105
Diversified Real Asset Fund — — — —
High Income Fund 13 — — (2)
International Emerging Markets Fund 1 (9) 1 7
International Small Company Fund 5 — 9 27
LargeCap S&P 500 Index Fund 43 — 10 4 459
MidCap S&P 400 Index Fund 12 — 45 53
Origin Emerging Markets Fund 1 — — 27
Real Estate Securities Fund 4 1 1 50
SmallCap S&P 600 Index Fund 4 — 24 (2)
$ 10 8 $ (8) $ 24 0 $ 809
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
October 31, 2019
See accompanying notes.
439
INVESTMENT COMPANIES - 101.12% Shares Held Value
Principal Funds, Inc. Class R-6 - 49.97%
Diversified International Fund
(a)
26,903 $ 33 5,754
International Small Company Fund
(a)
4,391 49 ,001
MidCap S&P 400 Index Fund
(a)
7,764 157 ,374
Origin Emerging Markets Fund
(a)
2,717 30 ,155
Real Estate Securities Fund
(a)
1,230 35 ,256
SmallCap S&P 600 Index Fund
(a)
2,578 6 4,535
$ 672 ,075
Principal Funds, Inc. Institutional Class - 51.15%
Bond Market Index Fund
(a)
4,782 55 ,278
High Income Fund
(a)
2,190 2 0,385
LargeCap S&P 500 Index Fund
(a)
32,010 612 ,027
$ 68 7,690
TOTAL INVESTMENT COMPANIES $ 1,3 59,765
Total Investments $ 1,3 59,765
Other Assets and Liabilities -  (1.12)% (15 ,043 )
TOTAL NET ASSETS - 100.00% $ 1,34 4,722
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64.61%
Fixed Income Funds 30.63%
International Equity Funds 5.88%
Other Assets and Liabilities
(1.12)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 92 ,252 $ 11 3,903 $ 15 5,749 $ 55 ,278
Diversified International Fund Class R-6 — 71 7,897 371 ,162 33 5,754
Diversified International Fund Institutional Class 1,093 ,037 120 ,490 1,202 ,931 —
High Income Fund 9 4,631 48 ,407 121 ,187 2 0,385
International Emerging Markets Fund 4 7,982 2 0,821 6 7,984 —
International Small Company Fund 155 ,304 8 8,508 188 ,449 49 ,001
LargeCap S&P 500 Index Fund 2,04 8,764 999,818 2,44 6,673 612 ,027
MidCap S&P 400 Index Fund 531 ,005 27 8,714 64 3,707 157 ,374
Origin Emerging Markets Fund 47 ,329 35 ,134 5 3,598 30 ,155
Real Estate Securities Fund 90 ,384 5 8,748 12 1, 574 35 ,256
SmallCap S&P 600 Index Fund 23 1,484 114 ,457 271 ,506 6 4,535
$ 4,432 ,172 $ 2,59 6,897 $ 5,644 , 520 $ 1,3 59,765
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 291 $ 1 ,029 $ — $ 3,843
Diversified International Fund Class R-6 — (5,548) — (5 ,433 )
Diversified International Fund Institutional Class 2,564 (16 4,852 ) 6 ,203 154 ,256
High Income Fund 1,615 (4 ,046 ) — 2,580
International Emerging Markets Fund 71 (1 4,704 ) 126 1 3,885
International Small Company Fund 559 (29,939) 984 23 ,577
LargeCap S&P 500 Index Fund 4,997 (4 2,582 ) 1 1,585 5 2,700
MidCap S&P 400 Index Fund 1 ,296 (35 ,349 ) 4,929 26 ,711
Origin Emerging Markets Fund 100 (13 ,419 ) — 1 4,709
Real Estate Securities Fund 486 4, 654 169 3 ,044
SmallCap S&P 600 Index Fund 46 8 (1 0,892 ) 2,675 99 2
$ 1 2, 447 $ (31 5, 648 ) $ 2 6,671 $ 29 0,864
Amounts shown are in whole dollars and not rounded to the thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
October 31, 2019
See accompanying notes.
440
INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 12.84%
Diversified International Fund
( a)
267,722 $ 3,341
Diversified Real Asset Fund
( a)
107,294 1,239
International Small Company Fund
( a)
50,477 563
MidCap S&P 400 Index Fund
( a)
77,720 1,576
SmallCap S&P 600 Index Fund
( a)
24,381 610
$ 7,329
Principal Funds, Inc. Institutional Class - 87.20%
Bond Market Index Fund
( a)
2,108,104 24,370
High Income Fund
( a)
453,098 4,218
Inflation Protection Fund
( a)
312,696 2,698
LargeCap S&P 500 Index Fund
( a)
329,325 6,297
Short-Term Income Fund
( a)
990,720 12,196
$ 49,779
TOTAL INVESTMENT COMPANIES $ 57,108
Total Investments $ 57,108
Other Assets and Liabilities -  (0.04)% (24)
TOTAL NET ASSETS - 100.00% $ 57,084
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 82.02%
Domestic Equity Funds 14.86%
Specialty Funds 2.17%
International Equity Funds 0.99%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 10,393 $ 16,658 $ 4,551 $ 24,370
Diversified International Fund Class R-6 — 3,428 407 3,341
Diversified International Fund Institutional Class 1,393 1,909 3,289 —
Diversified Real Asset Fund 485 932 271 1,239
High Income Fund 2,515 3,673 2,022 4,218
Inflation Protection Fund 1,213 1,902 540 2,698
International Small Company Fund 227 384 107 563
LargeCap S&P 500 Index Fund 2,915 3,635 1,044 6,297
MidCap S&P 400 Index Fund 708 1,020 282 1,576
Short-Term Income Fund 6,072 8,147 2,319 12,196
SmallCap S&P 600 Index Fund 303 400 109 610
$ 26,224 $ 42,088 $ 14,941 $ 57,108
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 261 $ 1 $ — $ 1,869
Diversified International Fund Class R-6 — 1 — 319
Diversified International Fund Institutional Class 26 — 64 (13)
Diversified Real Asset Fund 16 (2) — 95
High Income Fund 2 79 (18) — 70
Inflation Protection Fund 70 — — 123
International Small Company Fund 7 — 12 59
LargeCap S&P 500 Index Fund 58 3 134 788
MidCap S&P 400 Index Fund 14 — 53 130
Short-Term Income Fund 271 — — 296
SmallCap S&P 600 Index Fund 5 — 28 16
$ 1,00 7 $ (15) $ 291 $ 3,752
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2019
See accompanying notes.
441
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39.66%
Blue Chip Fund
( a)
618,926 $ 16,284
Diversified International Fund
( a)
900,151 11,234
Diversified Real Asset Fund
( a)
614,307 7,095
Income Fund
( a)
11,246,997 110,221
International Small Company Fund
( a)
323,598 3,611
MidCap Fund
( a)
397,927 12,324
SmallCap Growth Fund I
( a)
178,741 2,399
SmallCap Value Fund II
( a)
212,743 2,242
$ 165,410
Principal Funds, Inc. Institutional Class - 60.36%
Bond Market Index Fund
( a)
6,139,400 70,971
Equity Income Fund
( a)
419,529 13,974
High Income Fund
( a)
3,331,856 31,020
Inflation Protection Fund
( a)
2,285,216 19,721
LargeCap S&P 500 Index Fund
( a)
772,204 14,765
Overseas Fund
( a)
1,122,879 10,881
Short-Term Income Fund
( a)
7,349,130 90,468
$ 251,800
TOTAL INVESTMENT COMPANIES $ 417,210
Total Investments $ 417,210
Other Assets and Liabilities -  (0.02)% (68)
TOTAL NET ASSETS - 100.00% $ 417,142
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 79.97%
Domestic Equity Funds 14.87%
International Equity Funds 3.48%
Specialty Funds 1.70%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 17,820 $ 2,318 $ 6,627 $ 16,284
Bond Market Index Fund 48,860 29,3 79 11,777 70,971
Core Plus Bond Fund 95,384 10,462 112,255 —
Diversified International Fund Class R-6 — 12,211 1,505 11,234
Diversified International Fund Institutional Class 12,002 941 12,660 —
Diversified Real Asset Fund 8,096 1,129 2,348 7,095
Equity Income Fund 14,523 2,082 3,680 13,974
Global Multi-Strategy Fund 30,578 2,978 32,742 —
High Income Fund 41,984 5,027 15,475 31,020
Income Fund — 111,297 1,520 110,221
Inflation Protection Fund 20,389 3,352 4,693 19,721
International Small Company Fund 3,869 651 938 3,611
LargeCap S&P 500 Index Fund 16,398 2,141 4,798 14,765
MidCap Fund 12,183 2,149 4,047 12,324
Overseas Fund 12,105 2,065 2,816 10,881
Short-Term Income Fund 98,203 10,105 20,180 90,468
SmallCap Growth Fund I 2,681 523 712 2,399
SmallCap Value Fund II 2,488 554 527 2,242
$ 437,563 $ 199,36 4 $ 239,300 $ 417,210
Income
(b)
Realized Gain/Loss
on Investments
(b )
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 2 $ 1,696 $ 1,217 $ 1,077
Bond Market Index Fund 1,197 47 — 4,46 2
Core Plus Bond Fund 2,763 1,355 — 5,054
Diversified International Fund Class R-6 — 111 — 417
Diversified International Fund Institutional Class 218 68 539 (351)
Diversified Real Asset Fund 257 (47) — 265
Equity Income Fund 428 677 555 372
Global Multi-Strategy Fund 1,214 1,110 639 (1,924)
High Income Fund 2,223 (154) — (362)
Income Fund 301 2 — 442
Inflation Protection Fund 838 (3) — 676
International Small Company Fund 109 19 194 10
LargeCap S&P 500 Index Fund 319 952 740 72
MidCap Fund 41 1,073 1,201 966
Overseas Fund 329 65 689 (538)
Short-Term Income Fund 2,298 10 — 2,330
SmallCap Growth Fund I 37 117 312 (210)
SmallCap Value Fund II 69 25 311 (298)
$ 12,643 $ 7,123 $ 6,397 $ 12,4 60
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Amounts exclude a return of capital adjustment for Global Diversified Income Fund which was held in the prior year.

Schedule of Investments
Real Estate Securities Fund
October 31, 2019
See accompanying notes.
442
INVESTMENT COMPANIES - 1.91% Shares Held Value (000's)
Money Market Funds - 1.91%
Principal Government Money Market Fund
1.65%
(a),(b)
98,955,443 $ 98,955
TOTAL INVESTMENT COMPANIES $ 98,955
COMMON STOCKS - 98.01% Shares Held Value (000's)
Lodging - 1.64%
Hilton Worldwide Holdings Inc 872,391 84,587
REITs - 93.73%
Alexandria Real Estate Equities Inc 1,283,124 203,696
American Homes 4 Rent 5,484,101 145,164
American Tower Corp 211,873 46,205
Americold Realty Trust 1,623,474 65,085
Apartment Investment & Management Co 2,756,113 151,255
AvalonBay Communities Inc 1,333,814 290,318
Boston Properties Inc 1,038,633 142,500
Cousins Properties Inc 3,014,683 120,979
Crown Castle International Corp 240,446 33,372
CubeSmart 2,309,484 73,211
Duke Realty Corp 2,203,254 77,422
EPR Properties 1,273,773 99,087
Equinix Inc 573,294 324,932
Equity LifeStyle Properties Inc 1,270,826 88,882
Equity Residential 655,381 58,106
Essential Properties Realty Trust Inc 1,834,988 47,086
Essex Property Trust Inc 635,140 207,773
Extra Space Storage Inc 1,073,043 120,471
First Industrial Realty Trust Inc 957,445 40,318
Healthcare Realty Trust Inc 1,730,790 60,180
Healthcare Trust of America Inc 5,760,041 178,561
Healthpeak Properties Inc 1,959,133 73,703
Host Hotels & Resorts Inc 4,576,940 75,016
Invitation Homes Inc 8,227,315 253,319
Kilroy Realty Corp 1,312,278 110,140
Physicians Realty Trust 1,705,204 31,836
Prologis Inc 4,343,690 381,202
Public Storage 330,925 73,750
Regency Centers Corp 2,116,756 142,331
Sabra Health Care REIT Inc 2,498,180 61,455
Saul Centers Inc 375,942 20,128
Simon Property Group Inc 1,106,810 166,774
STORE Capital Corp 4,137,779 167,580
Sun Communities Inc 1,023,525 166,476
Sunstone Hotel Investors Inc 4,206,803 56,834
Taubman Centers Inc 799,646 28,611
Terreno Realty Corp 1,656,118 93,422
VICI Properties Inc 3,306,386 77,865
Welltower Inc 2,976,296 269,920
Weyerhaeuser Co 998,525 29,167
$ 4,854,132
Software - 2.64%
InterXion Holding NV
( c)
1,550,410 136,77 7
TOTAL COMMON STOCKS $ 5,075,49 6
Total Investments $ 5,174,45 1
Other Assets and Liabilities -  0.08% 4,21 2
TOTAL NET ASSETS - 100.00% $ 5,178,663
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 93.73%
Technology 2.64%
Money Market Funds 1.91%
Consumer, Cyclical 1.64%
Other Assets and Liabilities
0.08%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 49,809 $ 1,084,074 $ 1,034,928 $ 98,955
$ 49,809 $ 1,084,074 $ 1,034,928 $ 98,955
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 1,2 35 $ — $ — $ —
$ 1,2 35 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
October 31, 2019
See accompanying notes.
443
INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 0.17%
Principal Government Money Market Fund
1.65%
(a),(b)
7,829,248 $ 7,829
Principal Exchange-Traded Funds - 19.49%
Principal Active Global Dividend Income ETF
( a)
7,864,100 222,83 7
Principal Active Income ETF
( a)
1,559,000 62,826
Principal Investment Grade Corporate Active
ETF
( a)
1,320,100 35,425
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
15,163,700 450,514
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
3,542,700 110,709
$ 882,31 1
Principal Funds, Inc. Class R-6 - 50.95%
Blue Chip Fund
( a)
15,435,504 406,108
Diversified International Fund
( a)
42,601,773 531,670
Diversified Real Asset Fund
( a)
12,614,097 145,693
EDGE MidCap Fund
( a)
12,488,544 190,950
Global Real Estate Securities Fund
( a)
12,670,180 138,105
High Yield Fund
( a)
9,805,452 69,618
Income Fund
( a)
57,754,878 565,998
International Small Company Fund
( a)
6,083,534 67,892
Origin Emerging Markets Fund
( a)
6,061,605 67,284
Spectrum Preferred and Capital Securities Income
Fund
( a)
11,945,486 123,636
$ 2,306,954
Principal Funds, Inc. Institutional Class - 29.44%
Equity Income Fund
( a)
17,805,106 593,088
Government & High Quality Bond Fund
( a)
29,510,846 311,045
Inflation Protection Fund
( a)
8,193,859 70,713
Short-Term Income Fund
( a)
29,068,250 357,830
$ 1,332,676
TOTAL INVESTMENT COMPANIES $ 4,529,77 0
Total Investments $ 4,529,77 0
Other Assets and Liabilities -  (0.05)% (2,26 4 )
TOTAL NET ASSETS - 100.00% $ 4,527,506
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 47.02%
Domestic Equity Funds 38.69%
International Equity Funds 10.95%
Specialty Funds 3.22%
Money Market Funds 0.17%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
October 31, 2019
See accompanying notes.
444
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 362,422 $ 50,013 $ 65,80 8 $ 406,108
Diversified International Fund Class R-6 — 458,636 32,247 531,670
Diversified International Fund Institutional Class 477,998 39,436 428,056 —
Diversified Real Asset Fund 153,382 6,945 19,366 145,693
EDGE MidCap Fund 163,524 21,850 17,579 190,950
Equity Income Fund 541,804 64,689 57,232 593,088
Global Multi-Strategy Fund 180,024 10,807 186,199 —
Global Real Estate Securities Fund 133,513 9,466 27,724 138,105
Government & High Quality Bond Fund 263,272 74,501 41,180 311,045
High Yield Fund 74,715 5,520 10,848 69,618
Income Fund 527,176 88,622 83,061 565,998
Inflation Protection Fund 74,404 4,005 10,236 70,713
International Emerging Markets Fund 52,620 1,988 58,398 —
International Small Company Fund 52,000 15,960 1,798 67,892
Origin Emerging Markets Fund — 65,714 — 67,284
Principal Active Global Dividend Income ETF 200,557 4,360 — 222,83 7
Principal Active Income ETF 55,509 6,140 — 62,826
Principal Government Money Market Fund 1.65% 16,930 116,032 125,133 7,829
Principal Investment Grade Corporate Active ETF 67,300 — 36,822 35,425
Principal U.S. Mega-Cap Multi-Factor Index ETF 455,129 5,974 56,557 450,514
Principal U.S. Small-Cap Multi-Factor Index ETF 98,261 13,00 4 — 110,709
Real Estate Debt Income Fund 48,642 1,401 52,3 40 —
Short-Term Income Fund 338,457 62,390 51,232 357,830
Spectrum Preferred and Capital Securities Income Fund 123,911 10,159 17,366 123,636
$ 4,461,550 $ 1,137,61 2 $ 1,379,1 82 $ 4,529,77 0
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 48 $ 4,38 6 $ 25,207 $ 55,095
Diversified International Fund Class R-6 — (163) — 105,444
Diversified International Fund Institutional Class 8,912 (45) 22,045 (89,333)
Diversified Real Asset Fund 4,877 226 — 4,506
EDGE MidCap Fund 2,621 380 7,029 22,775
Equity Income Fund 16,640 2,039 21,021 41,788
Global Multi-Strategy Fund 7,021 6,336 3,712 (10,968)
Global Real Estate Securities Fund 5,461 1,344 913 21,506
Government & High Quality Bond Fund 7,408 (1,331) — 15,783
High Yield Fund 4,240 (581) — 812
Income Fund 17,74 6 (1,472) — 34,733
Inflation Protection Fund 3,028 (273) — 2,813
International Emerging Markets Fund 620 17,860 1,121 (14,070)
International Small Company Fund 1,501 6 2,671 1,724
Origin Emerging Markets Fund — — — 1,570
Principal Active Global Dividend Income ETF 5,620 — 2,296 17,920
Principal Active Income ETF 2,751 — 478 1,177
Principal Government Money Market Fund 1.65% 332 — — —
Principal Investment Grade Corporate Active ETF 2,200 949 59 3,998
Principal U.S. Mega-Cap Multi-Factor Index ETF 10,691 3,636 — 42,332
Principal U.S. Small-Cap Multi-Factor Index ETF 1,413 — — (556)
Real Estate Debt Income Fund 1, 397 87 9 — 1,418
Short-Term Income Fund 8,141 (426) — 8,641
Spectrum Preferred and Capital Securities Income Fund 6,381 (925) — 7,857
$ 119,0 49 $ 32,82 5 $ 86,552 $ 276,965
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2019
See accompanying notes.
445
INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 0.25%
Principal Government Money Market Fund
1.65%
(a),(b)
4,220,961 $ 4,221
Principal Exchange-Traded Funds - 13.54%
Principal Active Global Dividend Income ETF
( a)
1,207,000 34,202
Principal Active Income ETF
( a)
1,146,000 46,182
Principal Investment Grade Corporate Active
ETF
( a)
656,100 17,606
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
3,586,000 106,540
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
827,700 25,866
$ 230,396
Principal Funds, Inc. Class R-6 - 52.67%
Blue Chip Fund
( a)
4,110,640 108,151
Diversified International Fund
( a)
11,234,375 140,205
Diversified Real Asset Fund
( a)
4,292,218 49,575
EDGE MidCap Fund
( a)
3,255,569 49,778
Global Diversified Income Fund
( a)
3,395,348 46,347
Global Real Estate Securities Fund
( a)
3,706,925 40,405
High Yield Fund
( a)
5,560,228 39,478
Income Fund
( a)
32,218,085 315,737
International Small Company Fund
( a)
1,588,810 17,731
Origin Emerging Markets Fund
( a)
1,591,019 17,660
Spectrum Preferred and Capital Securities Income
Fund
( a)
6,869,858 71,103
$ 896,170
Principal Funds, Inc. Institutional Class - 33.59%
Equity Income Fund
( a)
4,544,288 151,370
Government & High Quality Bond Fund
( a)
17,062,098 179,835
Inflation Protection Fund
( a)
5,107,747 44,080
Short-Term Income Fund
( a)
15,932,761 196,132
$ 571,417
TOTAL INVESTMENT COMPANIES $ 1,702,204
Total Investments $ 1,702,204
Other Assets and Liabilities -  (0.05)% (831)
TOTAL NET ASSETS - 100.00% $ 1,701,373
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 61.74%
Domestic Equity Funds 25.97%
International Equity Funds 6.46%
Specialty Funds 5.63%
Money Market Funds 0.25%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2019
See accompanying notes.
446
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 88,014 $ 24,806 $ 18,957 $ 108,151
Diversified International Fund Class R-6 — 118,468 5,398 140,205
Diversified International Fund Institutional Class 119,635 12,030 108,676 —
Diversified Real Asset Fund 49,763 3,788 5,614 49,575
EDGE MidCap Fund 38,081 11,377 5,322 49,778
Equity Income Fund 133,672 24,392 17,684 151,370
Global Diversified Income Fund 45,951 3,961 5,280 46,347
Global Multi-Strategy Fund 68,059 4,729 71,127 —
Global Real Estate Securities Fund 37,573 5,212 8,806 40,405
Government & High Quality Bond Fund 167,676 26,079 23,182 179,835
High Yield Fund 42,959 4,922 8,629 39,478
Income Fund 284,817 53,146 40,364 315,737
Inflation Protection Fund 44,483 2,844 4,841 44,080
International Emerging Markets Fund 12,627 723 14,27 6 —
International Small Company Fund 13,381 4,335 498 17,731
Origin Emerging Markets Fund — 17,673 501 17,660
Principal Active Global Dividend Income ETF 31,405 — — 34,202
Principal Active Income ETF 41,335 3,94 4 — 46,182
Principal Government Money Market Fund 1.65% 9,090 47,655 52,524 4,221
Principal Investment Grade Corporate Active ETF 36,819 — 21,818 17,606
Principal U.S. Mega-Cap Multi-Factor Index ETF 108,057 846 13,274 106,540
Principal U.S. Small-Cap Multi-Factor Index ETF 21,906 4,04 8 — 25,866
Real Estate Debt Income Fund 15,662 4 67 16,8 66 —
Short-Term Income Fund 193,957 22,483 25,082 196,132
Spectrum Preferred and Capital Securities Income Fund 69,754 6,535 9,205 71,103
$ 1,674,676 $ 404,4 63 $ 477,9 24 $ 1,702,204
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 12 $ 535 $ 6,193 $ 13,753
Diversified International Fund Class R-6 — (35) — 27,170
Diversified International Fund Institutional Class 2,231 (6) 5,517 (22,983)
Diversified Real Asset Fund 1,603 (1) — 1,639
EDGE MidCap Fund 611 114 1,639 5,528
Equity Income Fund 4,150 (291) 5,273 11,281
Global Diversified Income Fund 2,346 (230) — 1,945
Global Multi-Strategy Fund 2,688 1,103 1,418 (2,764)
Global Real Estate Securities Fund 1,531 111 257 6,315
Government & High Quality Bond Fund 4,670 (1,229) — 10,491
High Yield Fund 2,512 (339) — 565
Income Fund 9,682 (914) — 19,052
Inflation Protection Fund 1,867 (112) — 1,706
International Emerging Markets Fund 149 4,72 2 269 (3,796)
International Small Company Fund 386 (21) 687 534
Origin Emerging Markets Fund — (11) — 499
Principal Active Global Dividend Income ETF 880 — 360 2,797
Principal Active Income ETF 2,061 — 356 903
Principal Government Money Market Fund 1.65% 194 — — —
Principal Investment Grade Corporate Active ETF 1,179 556 32 2,049
Principal U.S. Mega-Cap Multi-Factor Index ETF 2,539 776 — 10,135
Principal U.S. Small-Cap Multi-Factor Index ETF 323 — — (88)
Real Estate Debt Income Fund 455 2 74 — 4 63
Short-Term Income Fund 4,6 90 (230) — 5,004
Spectrum Preferred and Capital Securities Income Fund 3,653 (442) — 4,461
$ 50,41 2 $ 4,3 30 $ 22,001 $ 96,6 59
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2019
See accompanying notes.
447
INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 0.26%
Principal Government Money Market Fund
1.65%
(a),(b)
7,808,170 $ 7,808
Principal Exchange-Traded Funds - 21.61%
Principal Active Global Dividend Income ETF
( a)
3,580,000 101,443
Principal Active Income ETF
( a)
1,012,000 40,782
Principal Investment Grade Corporate Active
ETF
( a)
580,000 15,564
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
13,304,400 395,274
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
3,294,800 102,963
$ 656,026
Principal Funds, Inc. Class R-6 - 53.22%
Blue Chip Fund
( a)
14,271,090 375,472
Diversified International Fund
( a)
41,900,372 522,917
Diversified Real Asset Fund
( a)
9,374,393 108,274
EDGE MidCap Fund
( a)
12,019,966 183,785
Global Real Estate Securities Fund
( a)
9,796,455 106,781
Income Fund
( a)
15,318,310 150,120
International Small Company Fund
( a)
5,273,713 58,855
Origin Emerging Markets Fund
( a)
5,542,091 61,517
Spectrum Preferred and Capital Securities Income
Fund
( a)
4,617,268 47,789
$ 1,615,510
Principal Funds, Inc. Institutional Class - 24.96%
Equity Income Fund
( a)
15,768,765 525,258
Government & High Quality Bond Fund
( a)
8,983,935 94,691
Short-Term Income Fund
( a)
11,182,643 137,658
$ 757,607
TOTAL INVESTMENT COMPANIES $ 3,036,951
Total Investments $ 3,036,951
Other Assets and Liabilities -  (0.05)% (1,616)
TOTAL NET ASSETS - 100.00% $ 3,035,335
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 52.13%
Fixed Income Funds 33.26%
International Equity Funds 10.83%
Specialty Funds 3.57%
Money Market Funds 0.26%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2019
See accompanying notes.
448
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 336,612 $ 42,579 $ 58,171 $ 375,472
Diversified International Fund Class R-6 — 455,612 18,786 522,917
Diversified International Fund Institutional Class 470,235 34,819 433,932 —
Diversified Real Asset Fund 115,915 6,735 17,818 108,274
EDGE MidCap Fund 167,012 13,874 19,900 183,785
Equity Income Fund 497,675 44,475 55,718 525,258
Global Multi-Strategy Fund 48,758 2,948 50,341 —
Global Real Estate Securities Fund 102,719 9,928 23,147 106,781
Government & High Quality Bond Fund 90,324 16,929 17,380 94,691
Income Fund 150,285 20,441 29,572 150,120
International Small Company Fund 45,477 13,971 2,064 58,855
Multi-Manager Equity Long/Short Fund 77,086 8,336 80,587 —
Origin Emerging Markets Fund 52,800 6,178 4,444 61,517
Principal Active Global Dividend Income ETF 93,148 — — 101,443
Principal Active Income ETF — 39,984 — 40,782
Principal Government Money Market Fund 1.65% 11,394 98,663 102,249 7,808
Principal Investment Grade Corporate Active ETF 19,797 — 5,976 15,564
Principal U.S. Mega-Cap Multi-Factor Index ETF 405,184 — 50,748 395,274
Principal U.S. Small-Cap Multi-Factor Index ETF 94,426 9,16 5 — 102,963
Short-Term Income Fund 146,632 18,624 30,978 137,658
Spectrum Preferred and Capital Securities Income Fund 49,753 5,302 9,959 47,789
$ 2,975,232 $ 848,56 3 $ 1, 011,770 $ 3,036,951
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 44 $ 1,381 $ 23,192 $ 53,071
Diversified International Fund Class R-6 — (191) — 86,282
Diversified International Fund Institutional Class 8,668 (399) 21,478 (70,723)
Diversified Real Asset Fund 3,634 (124) — 3,566
EDGE MidCap Fund 2,673 812 7,167 21,987
Equity Income Fund 15,0 10 (2,656) 19,139 41,482
Global Multi-Strategy Fund 1,885 2,984 998 (4,349)
Global Real Estate Securities Fund 4,155 240 692 17,041
Government & High Quality Bond Fund 2,406 (524) — 5,342
Income Fund 4,807 (587) — 9,553
International Small Company Fund 1,294 68 2,302 1,403
Multi-Manager Equity Long/Short Fund 23 (1,528) 7,120 (3,307)
Origin Emerging Markets Fund 879 637 — 6,346
Principal Active Global Dividend Income ETF 2,610 — 1,066 8,295
Principal Active Income ETF 290 — — 798
Principal Government Money Market Fund 1.65% 200 — — —
Principal Investment Grade Corporate Active ETF 718 164 18 1,579
Principal U.S. Mega-Cap Multi-Factor Index ETF 9,516 3,333 — 37,505
Principal U.S. Small-Cap Multi-Factor Index ETF 1,334 — — (628)
Short-Term Income Fund 3,373 (210) — 3,590
Spectrum Preferred and Capital Securities Income Fund 2,510 (289) — 2,982
$ 66,029 $ 3,111 $ 83,172 $ 221,815
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2019
See accompanying notes.
449
INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Money Market Funds - 0.18%
Principal Government Money Market Fund
1.65%
(a),(b)
4,989,820 $ 4,990
Principal Exchange-Traded Funds - 15.25%
Principal Active Global Dividend Income ETF
( a)
7,277,100 206,205
Principal Active Income ETF
( a)
1,779,800 71,724
Principal Investment Grade Corporate Active
ETF
( a)
1,540,000 41,326
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
3,126,200 92,879
$ 412,134
Principal Funds, Inc. Class R-6 - 46.13%
Blue Chip Fund
( a)
1,762,218 46,364
EDGE MidCap Fund
( a)
2,721,551 41,613
Global Diversified Income Fund
( a)
9,798,822 133,754
Global Real Estate Securities Fund
( a)
9,475,116 103,279
High Yield Fund
( a)
16,629,681 118,071
Income Fund
( a)
67,551,264 662,002
Spectrum Preferred and Capital Securities Income
Fund
( a)
13,718,790 141,989
$ 1,247,072
Principal Funds, Inc. Institutional Class - 38.48%
Equity Income Fund
( a)
5,643,648 187,990
Government & High Quality Bond Fund
( a)
32,139,256 338,748
Inflation Protection Fund
( a)
19,897,354 171,714
Short-Term Income Fund
( a)
27,770,243 341,851
$ 1,040,303
TOTAL INVESTMENT COMPANIES $ 2,704,499
Total Investments $ 2,704,499
Other Assets and Liabilities -  (0.04)% (1,202)
TOTAL NET ASSETS - 100.00% $ 2,703,297
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 69.82%
Domestic Equity Funds 13.64%
International Equity Funds 11.45%
Specialty Funds 4.95%
Money Market Funds 0.18%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2019
See accompanying notes.
450
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 30,602 $ 13,414 $ 3,171 $ 46,364
EDGE MidCap Fund 33,839 6,582 3,917 41,613
Equity Income Fund 160,271 23,821 9,960 187,990
Global Diversified Income Fund 128,953 10,819 10,924 133,754
Global Real Estate Securities Fund 94,180 6,686 14,154 103,279
Government & High Quality Bond Fund 290,264 57,934 25,790 338,748
High Yield Fund 114,735 11,743 9,043 118,071
Income Fund 597,454 76,457 50,745 662,002
Inflation Protection Fund 167,139 11,132 12,613 171,714
Principal Active Global Dividend Income ETF 170,011 20,553 — 206,205
Principal Active Income ETF 65,726 4,634 — 71,724
Principal Government Money Market Fund 1.65% 26,494 105,780 127,284 4,990
Principal Investment Grade Corporate Active ETF 77,563 — 41,960 41,326
Principal U.S. Mega-Cap Multi-Factor Index ETF 92,825 — 9,353 92,879
Real Estate Debt Income Fund 49,337 1,7 37 53,4 83 —
Short-Term Income Fund 334,632 30,096 31,179 341,851
Spectrum Preferred and Capital Securities Income Fund 134,466 10,256 10,739 141,989
$ 2,568,491 $ 391,6 44 $ 414, 315 $ 2,704,499
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 4 $ (12) $ 2,165 $ 5,531
EDGE MidCap Fund 591 20 1,586 5,089
Equity Income Fund 5,107 262 6,382 13,596
Global Diversified Income Fund 6,687 (547) — 5,453
Global Real Estate Securities Fund 3,958 640 648 15,927
Government & High Quality Bond Fund 8,365 (1,806) — 18,146
High Yield Fund 6,977 (369) — 1,005
Income Fund 20,651 (1,632) — 40,468
Inflation Protection Fund 7,107 (317) — 6,373
Principal Active Global Dividend Income ETF 4,812 — 1,946 15,641
Principal Active Income ETF 3,256 — 565 1,364
Principal Government Money Market Fund 1.65% 566 — — —
Principal Investment Grade Corporate Active ETF 2,541 1,069 68 4,654
Principal U.S. Mega-Cap Multi-Factor Index ETF 2,193 919 — 8,488
Real Estate Debt Income Fund 1,504 1,0 55 — 1,3 54
Short-Term Income Fund 8,192 (406) — 8,708
Spectrum Preferred and Capital Securities Income Fund 7,204 (536) — 8,542
$ 89,715 $ (1,6 60 ) $ 13,360 $ 160,3 39
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2019
See accompanying notes.
451
INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 0.34%
Principal Government Money Market Fund
1.65%
(a),(b)
6,346,340 $ 6,346
Principal Exchange-Traded Funds - 17.20%
Principal Active Global Dividend Income ETF
( a)
3,857,000 109,292
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
4,532,800 134,670
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
2,534,500 79,203
$ 323,165
Principal Funds, Inc. Class R-6 - 61.36%
Blue Chip Fund
( a)
10,838,437 285,159
Diversified International Fund
( a)
32,308,272 403,207
EDGE MidCap Fund
( a)
8,144,884 124,535
Global Real Estate Securities Fund
( a)
9,099,832 99,188
International Small Company Fund
( a)
4,243,872 47,362
LargeCap Growth Fund I
( a)
5,727,460 92,613
Origin Emerging Markets Fund
( a)
9,081,935 100,810
$ 1,152,874
Principal Funds, Inc. Institutional Class - 21.16%
Equity Income Fund
( a)
10,580,468 352,436
LargeCap Value Fund III
( a)
2,613,674 45,138
$ 397,574
TOTAL INVESTMENT COMPANIES $ 1,879,959
Total Investments $ 1,879,959
Other Assets and Liabilities -  (0.06)% (1,048)
TOTAL NET ASSETS - 100.00% $ 1,878,911
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 59.28%
Fixed Income Funds 21.46%
International Equity Funds 18.98%
Money Market Funds 0.34%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 265,454 $ 27,332 $ 49,191 $ 285,159
Diversified International Fund Class R-6 — 376,319 19,790 403,207
Diversified International Fund Institutional Class 349,344 27,401 340,359 —
EDGE MidCap Fund 116,467 11,260 18,347 124,535
Equity Income Fund 341,313 25,674 40,568 352,436
Global Real Estate Securities Fund 101,938 4,998 24,511 99,188
International Small Company Fund 32,375 18,015 4,210 47,362
LargeCap Growth Fund I — 92,914 1,954 92,613
LargeCap Value Fund III — 44,681 751 45,138
Origin Emerging Markets Fund 63,856 36,702 9,344 100,810
Principal Active Global Dividend Income ETF 101,188 — 872 109,292
Principal Active Income ETF 79,840 — 79,753 —
Principal Government Money Market Fund 1.65% 8,520 226,398 228,572 6,346
Principal U.S. Mega-Cap Multi-Factor Index ETF 244,563 — 133,629 134,670
Principal U.S. Small-Cap Multi-Factor Index ETF 76,607 3,203 — 79,203
Short-Term Income Fund 34,803 18,349 53,974 —
$ 1,816,268 $ 913,246 $ 1,005,825 $ 1,879,959
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 34 $ (2,200) $ 18,166 $ 43,764
Diversified International Fund Class R-6 — (342) — 47,020
Diversified International Fund Institutional Class 6,364 (1,040) 15,880 (35,346)
EDGE MidCap Fund 1,819 (721) 4,907 15,876
Equity Income Fund 10,20 7 (3,054) 13,094 29,071
Global Real Estate Securities Fund 4,041 612 693 16,151
International Small Company Fund 907 24 1,624 1,158
LargeCap Growth Fund I — (39) — 1,692
LargeCap Value Fund III — 6 — 1,202
Origin Emerging Markets Fund 1,029 141 — 9,455
Principal Active Global Dividend Income ETF 2,836 (38) 1,158 9,014
Principal Active Income ETF 2,349 753 687 (840)
Principal Government Money Market Fund 1.65% 166 — — —
Principal U.S. Mega-Cap Multi-Factor Index ETF 4,790 12,884 — 10,852
Principal U.S. Small-Cap Multi-Factor Index ETF 1,080 — — (607)
Short-Term Income Fund 586 420 — 402
$ 36,20 8 $ 7,406 $ 56,209 $ 148,864
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
452
INVESTMENT COMPANIES - 0.80% Shares Held Value (000's)
Money Market Funds - 0.80%
BlackRock Liquidity FedFund 1.71%
(a),(b)
3,231,834 $ 3,231
Principal Government Money Market Fund
1.65%
(a),(b),(c)
38,951,646 38,952
$ 42,183
TOTAL INVESTMENT COMPANIES $ 42,183
BONDS - 93.31%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.91%
General Dynamics Corp
2.88%, 05/11/2020 $ 6,800 $ 6,834
3.00%, 05/11/2021 9,750 9,928
Northrop Grumman Corp
2.08%, 10/15/2020 4,850 4,857
Rockwell Collins Inc
3.20%, 03/15/2024 6,750 7,044
United Technologies Corp
1.50%, 11/01/2019 9,600 9,600
1.90%, 05/04/2020 9,400 9,403
$ 47,666
Airlines - 0.47%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 9,766 10,243
Continental Airlines 2009-2 Class A Pass Through
Trust
7.25%, 05/10/2021 5,678 5,684
Delta Air Lines 2009-1 Class A Pass Through
Trust
7.75%, 06/17/2021 5,869 5,907
Delta Air Lines 2012-1 Class A Pass Through
Trust
4.75%, 11/07/2021 3,142 3,175
$ 25,009
Automobile Asset Backed Securities - 8.54%
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021 6,390 6,443
AmeriCredit Automobile Receivables Trust
2015-2
3.00%, 06/08/2021 2,565 2,565
AmeriCredit Automobile Receivables Trust
2015-3
2.73%, 03/08/2021 1,136 1,136
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 9,750 9,825
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 6,800 6,884
Americredit Automobile Receivables Trust 2018-3
3.11%, 01/18/2022 7,264 7,287
Americredit Automobile Receivables Trust 2019-1
2.93%, 06/20/2022 9,642 9,680
2.97%, 11/20/2023 7,300 7,409
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 14,600 14,676
2.43%, 09/19/2022 10,800 10,829
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01/18/2023 11,000 11,015
Bank of The West Auto Trust 2018-1
3.09%, 04/15/2021
(d)
7,536 7,546
Bank of The West Auto Trust 2019-1
2.40%, 10/17/2022
(d)
7,750 7,771
Capital Auto Receivables Asset Trust 2018-2
3.02%, 02/22/2021
(d)
5,933 5,945
3.27%, 06/20/2023
(d)
9,750 9,847
CPS Auto Receivables Trust 2014-C
3.77%, 08/17/2020
(d)
197 197
CPS Auto Receivables Trust 2018-B
2.72%, 09/15/2021
(d)
1,583 1,584
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022
(d)
$ 8,323 $ 8,343
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022
(d)
4,935 4,958
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022
(d)
6,556 6,578
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022
(d)
9,693 9,711
CPS Auto Receivables Trust 2019-D
2.17%, 12/15/2022
(d)
11,000 11,000
CPS Auto Trust
2.87%, 09/15/2021
(d)
2,829 2,832
Ford Credit Auto Owner Trust 2015-REV2
2.44%, 01/15/2027
(d)
12,327 12,364
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(d)
14,000 14,011
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(d)
11,500 11,664
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
14,600 15,275
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
11,700 12,367
OneMain Direct Auto Receivables Trust 2017-2
2.31%, 12/14/2021
(d)
3,746 3,744
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(d)
16,000 16,265
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
16,750 17,445
Santander Drive Auto Receivables Trust 2017-3
2.19%, 03/15/2022 9,407 9,407
Santander Drive Auto Receivables Trust 2018-4
3.01%, 03/15/2022 4,761 4,765
Santander Drive Auto Receivables Trust 2018-5
2.97%, 07/15/2021 1,919 1,920
Santander Drive Auto Receivables Trust 2019-1
2.91%, 01/18/2022 3,769 3,774
Santander Drive Auto Receivables Trust 2019-2
2.63%, 07/15/2022 15,439 15,481
Santander Drive Auto Receivables Trust 2019-3
2.28%, 02/15/2022 15,750 15,765
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06/15/2022
(d)
3,935 3,933
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
17,000 17,404
Westlake Automobile Receivables Trust 2018-2
2.84%, 09/15/2021
(d)
2,036 2,038
3.20%, 01/16/2024
(d)
7,800 7,838
Westlake Automobile Receivables Trust 2018-3
2.98%, 01/18/2022
(d)
5,906 5,920
3.32%, 10/16/2023
(d)
10,700 10,779
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022
(d)
9,497 9,538
3.26%, 10/17/2022
(d)
13,150 13,284
Westlake Automobile Receivables Trust 2019-2
2.57%, 02/15/2023
(d)
11,500 11,538
2.62%, 07/15/2024
(d)
8,800 8,853
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(d)
13,750 13,757
World Omni Select Auto Trust 2018-1
3.24%, 04/15/2022
(d)
6,195 6,213
World Omni Select Auto Trust 2019-A
2.06%, 08/15/2023 20,500 20,503
$ 449,906
Automobile Floor Plan Asset Backed Securities - 1.61%
Ally Master Owner Trust
2.70%, 01/17/2023 14,250 14,389
3.29%, 05/15/2023 19,500 19,890

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
453
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Floor Plan Asset Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust A
2.31%, 10/15/2023 $ 8,750 $ 8,740
1.00 x 1 Month USD LIBOR + 0.40%
2.37%, 11/15/2021 6,700 6,700
1.00 x 1 Month USD LIBOR + 0.46%
Navistar Financial Dealer Note Master Owner
Trust II
2.45%, 09/25/2023
(d)
11,500 11,511
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
2.41%, 11/15/2022
(d)
8,750 8,761
1.00 x 1 Month USD LIBOR + 0.50%
2.43%, 07/17/2023
(d)
14,600 14,632
1.00 x 1 Month USD LIBOR + 0.52%
$ 84,623
Automobile Manufacturers - 0.65%
Ford Motor Credit Co LLC
3.37%, 03/28/2022 5,000 4,937
3 Month USD LIBOR + 1.27%
General Motors Financial Co Inc
2.86%, 04/09/2021 9,700 9,707
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05/10/2021 9,750 9,948
Toyota Motor Credit Corp
2.60%, 01/11/2022 9,600 9,764
$ 34,356
Banks - 17.77%
Bank of America Corp
2.50%, 10/21/2022 12,000 12,112
2.63%, 10/19/2020 15,750 15,855
3.00%, 12/20/2023
(e)
10,347 10,584
3 Month USD LIBOR + 0.79%
3.13%, 01/20/2023 28,400 28,794
3 Month USD LIBOR + 1.16%
4.20%, 08/26/2024 24,500 26,378
Bank of New York Mellon Corp/The
2.10%, 10/24/2024 9,750 9,789
2.50%, 04/15/2021 5,700 5,752
2.99%, 10/30/2023 24,500 24,914
3 Month USD LIBOR + 1.05%
BB&T Corp
2.05%, 05/10/2021 9,500 9,518
BNP Paribas SA
3.50%, 03/01/2023
(d)
9,750 10,122
Branch Banking & Trust Co
2.10%, 01/15/2020 14,400 14,402
2.63%, 01/15/2022 14,400 14,604
Capital One NA
3.09%, 01/30/2023 14,400 14,523
3 Month USD LIBOR + 1.15%
Citigroup Inc
2.70%, 03/30/2021 14,100 14,238
2.90%, 04/25/2022 19,800 20,045
3 Month USD LIBOR + 0.96%
3.50%, 05/15/2023 9,750 10,190
3.57%, 09/01/2023 10,000 10,207
3 Month USD LIBOR + 1.43%
4.00%, 08/05/2024 10,750 11,469
4.04%, 06/01/2024
(e)
4,750 5,030
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
5.40%, 01/14/2020 1,600 1,610
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse Group AG
2.59%, 09/11/2025
(d),(e)
$ 5,000 $ 4,983
United States Secured Overnight Financing
Rate + 1.56%
4.21%, 06/12/2024
(d),(e)
17,900 18,899
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06/15/2022 13,400 13,553
3.65%, 01/25/2024 9,800 10,337
4.30%, 01/16/2024 15,700 16,966
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/2021 7,700 7,742
Goldman Sachs Group Inc/The
2.30%, 12/13/2019 9,600 9,601
2.60%, 04/23/2020 9,600 9,627
3.00%, 04/26/2022 24,050 24,369
3.05%, 04/26/2022 10,450 10,558
3 Month USD LIBOR + 1.11%
3.09%, 04/23/2020 9,600 9,638
3 Month USD LIBOR + 1.16%
3.20%, 02/23/2023 10,000 10,312
3.90%, 02/25/2021 9,600 9,782
3 Month USD LIBOR + 1.77%
HSBC Holdings PLC
2.63%, 11/07/2025
(e),(f),(g),(h)
9,300 9,310
3 Month USD LIBOR + 1.14%
3.95%, 05/18/2024
(e)
9,750 10,231
3 Month USD LIBOR + 0.99%
ING Groep NV
3.15%, 03/29/2022 6,800 6,962
JPMorgan Chase & Co
2.30%, 08/15/2021 9,500 9,516
2.84%, 04/25/2023 38,500 38,757
3 Month USD LIBOR + 0.90%
3.17%, 10/24/2023 15,000 15,262
3 Month USD LIBOR + 1.23%
3.88%, 09/10/2024 5,249 5,598
4.25%, 10/15/2020 22,250 22,734
KeyBank NA/Cleveland OH
2.40%, 06/09/2022 9,600 9,695
3.30%, 02/01/2022 4,750 4,893
KeyCorp
5.10%, 03/24/2021 20,000 20,821
Morgan Stanley
2.73%, 02/10/2021 8,200 8,207
3 Month USD LIBOR + 0.55%
3.34%, 10/24/2023 38,600 39,379
3 Month USD LIBOR + 1.40%
3.37%, 04/21/2021 20,700 21,032
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 10,200 10,801
5.50%, 07/24/2020 9,500 9,741
PNC Bank NA
2.00%, 05/19/2020 9,250 9,256
2.44%, 07/27/2022 9,600 9,633
3 Month USD LIBOR + 0.50%
2.48%, 05/19/2020 6,000 6,011
3 Month USD LIBOR + 0.36%
2.70%, 11/01/2022 10,965 11,161
PNC Financial Services Group Inc/The
3.90%, 04/29/2024 9,850 10,554
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(e)
9,750 10,345
3 Month USD LIBOR + 1.76%

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
454
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp
2.35%, 11/01/2025
(e),(f)
$ 9,800 $ 9,865
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05/15/2023 24,100 24,933
SunTrust Bank/Atlanta GA
2.25%, 01/31/2020 9,600 9,604
2.45%, 08/01/2022 15,500 15,676
2.86%, 08/02/2022 9,750 9,773
3 Month USD LIBOR + 0.59%
SunTrust Banks Inc
2.70%, 01/27/2022 3,832 3,884
2.90%, 03/03/2021 12,500 12,640
UBS AG/London
2.20%, 06/08/2020
(d)
11,500 11,513
UBS Group AG
3.49%, 05/23/2023
(d)
11,450 11,800
US Bancorp
2.58%, 01/24/2022
( i )
5,751 5,789
3 Month USD LIBOR + 0.64%
3.60%, 09/11/2024 14,400 15,314
US Bank NA/Cincinnati OH
2.00%, 01/24/2020 9,600 9,602
2.05%, 10/23/2020 9,700 9,722
2.65%, 05/23/2022 10,000 10,193
Wells Fargo & Co
2.41%, 10/30/2025
(e)
10,000 10,008
3 Month USD LIBOR + 0.83%
2.60%, 07/22/2020 5,000 5,025
3.07%, 01/24/2023 19,000 19,373
Wells Fargo Bank NA
2.43%, 07/23/2021 14,500 14,523
3 Month USD LIBOR + 0.50%
$ 935,639
Beverages - 0.77%
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 19,250 21,045
Keurig Dr Pepper Inc
3.55%, 05/25/2021 9,750 9,974
PepsiCo Inc
2.15%, 10/14/2020 9,500 9,533
$ 40,552
Biotechnology - 0.90%
Amgen Inc
2.20%, 05/11/2020 4,800 4,807
2.65%, 05/11/2022 9,600 9,757
Biogen Inc
2.90%, 09/15/2020 14,000 14,112
Celgene Corp
3.25%, 08/15/2022 9,750 10,058
3.63%, 05/15/2024 8,100 8,568
$ 47,302
Building Materials - 0.54%
Martin Marietta Materials Inc
2.66%, 12/20/2019 11,700 11,702
3 Month USD LIBOR + 0.50%
4.25%, 07/02/2024 15,415 16,615
$ 28,317
Chemicals - 1.02%
Air Liquide Finance SA
1.75%, 09/27/2021
(d)
6,750 6,724
Celanese US Holdings LLC
3.50%, 05/08/2024 9,800 10,118
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
2.45%, 05/01/2020
(d)
4,832 4,841
3.30%, 05/01/2023
(d)
7,300 7,558
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
DuPont de Nemours Inc
3.27%, 11/15/2023 $ 9,750 $ 9,884
3 Month USD LIBOR + 1.11%
International Flavors & Fragrances Inc
3.40%, 09/25/2020 4,900 4,954
Westlake Chemical Corp
3.60%, 07/15/2022 9,272 9,466
$ 53,545
Commercial Mortgage Backed Securities - 0.66%
Ginnie Mae
0.44%, 09/16/2055
(j),(k)
20,101 559
0.66%, 01/16/2054
(j),(k)
39,185 1,175
0.68%, 10/16/2054
(j),(k)
43,913 1,301
0.70%, 02/16/2048
(j),(k)
24,214 754
0.83%, 02/16/2055
(j),(k)
66,088 1,946
0.86%, 01/16/2055
(j),(k)
92,416 3,349
0.90%, 06/16/2045
(j),(k)
45,072 2,160
1.12%, 08/16/2042
(j),(k)
32,098 1,277
1.24%, 02/16/2046
(j),(k)
56,665 2,910
1.25%, 10/16/2051
(j),(k)
3,265 219
1.37%, 12/16/2036
(j),(k)
50,802 2,434
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 9,872 9,852
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 6,771 6,731
$ 34,667
Computers - 0.74%
Apple Inc
1.80%, 09/11/2024 5,000 4,985
1.90%, 02/07/2020
( i )
4,800 4,801
2.50%, 02/09/2022 9,600 9,754
International Business Machines Corp
2.25%, 02/19/2021 9,500 9,553
2.80%, 05/13/2021 9,800 9,944
$ 39,037
Consumer Products - 0.18%
Reckitt Benckiser Treasury Services PLC
2.69%, 06/24/2022
(d)
9,600 9,621
3 Month USD LIBOR + 0.56%
Credit Card Asset Backed Securities - 0.70%
BA Credit Card Trust
1.74%, 01/15/2025 37,000 36,951
Diversified Financial Services - 1.23%
American Express Co
2.75%, 05/20/2022 9,800 9,984
3.00%, 02/22/2021 9,750 9,889
3.70%, 11/05/2021 6,850 7,086
Capital One Financial Corp
3.90%, 01/29/2024 4,900 5,198
GE Capital International Funding Co Unlimited
Co
2.34%, 11/15/2020 12,850 12,842
GTP Acquisition Partners I LLC
2.35%, 06/15/2045
(d)
10,100 10,104
USAA Capital Corp
2.63%, 06/01/2021
(d)
9,800 9,922
$ 65,025
Electric - 6.03%
Alabama Power Co
2.45%, 03/30/2022 14,250 14,450
Alliant Energy Finance LLC
3.75%, 06/15/2023
(d)
8,210 8,587
Black Hills Corp
4.25%, 11/30/2023 27,000 28,833
CenterPoint Energy Inc
3.60%, 11/01/2021 14,700 15,132

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
455
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
2.58%, 07/01/2020 $ 15,098 $ 15,143
2.72%, 08/15/2021
(k)
9,800 9,892
3.07%, 08/15/2024
(k)
9,800 10,091
DTE Energy Co
2.25%, 11/01/2022
(f)
9,750 9,810
2.53%, 10/01/2024 10,000 10,027
2.60%, 06/15/2022 9,800 9,902
Duke Energy Florida LLC
1.85%, 01/15/2020 9,600 9,600
2.10%, 12/15/2019 250 250
3.10%, 08/15/2021 5,750 5,869
Emera US Finance LP
2.70%, 06/15/2021 6,700 6,759
Evergy Inc
2.45%, 09/15/2024 9,300 9,355
Exelon Corp
3.50%, 06/01/2022 22,500 23,154
Florida Power & Light Co
2.64%, 05/06/2022 15,000 15,001
3 Month USD LIBOR + 0.40%
Fortis Inc/Canada
2.10%, 10/04/2021 16,365 16,353
Indiantown Cogeneration LP
9.77%, 12/15/2020 2,603 2,691
LG&E & KU Energy LLC
4.38%, 10/01/2021 15,000 15,552
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 10,000 10,076
2.90%, 04/01/2022 6,850 6,992
3.15%, 04/01/2024 5,600 5,821
Public Service Enterprise Group Inc
2.88%, 06/15/2024 7,900 8,108
San Diego Gas & Electric Co
1.91%, 02/01/2022 2,606 2,563
Sempra Energy
2.40%, 02/01/2020 9,750 9,755
2.50%, 01/15/2021 14,500 14,489
3 Month USD LIBOR + 0.50%
Southern California Edison Co
1.85%, 02/01/2022 4,181 4,109
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,492
WEC Energy Group Inc
3.38%, 06/15/2021 14,600 14,927
$ 317,783
Electronics - 0.59%
Fortive Corp
2.35%, 06/15/2021 11,700 11,731
Honeywell International Inc
1.85%, 11/01/2021 9,600 9,619
2.15%, 08/08/2022 9,800 9,912
$ 31,262
Environmental Control - 0.24%
Republic Services Inc
2.50%, 08/15/2024 5,650 5,744
Waste Management Inc
2.95%, 06/15/2024 6,900 7,153
$ 12,897
Finance - Mortgage Loan/Banker - 12.38%
Fannie Mae
1.25%, 08/17/2021 48,400 48,114
1.38%, 02/26/2021 54,700 54,550
1.50%, 06/22/2020 15,000 14,988
1.63%, 01/21/2020 20,000 19,999
1.75%, 07/02/2024 34,400 34,661
1.88%, 12/28/2020 20,000 20,057
1.88%, 09/24/2026
( i )
126,950 128,753
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Fannie Mae   (continued)
2.13%, 04/24/2026 $ 145,500 $ 149,730
2.50%, 02/05/2024 35,250 36,561
2.63%, 09/06/2024
( i )
26,250 27,505
2.88%, 10/30/2020 27,200 27,531
Federal Home Loan Banks
2.63%, 10/01/2020 25,000 25,223
Freddie Mac
2.38%, 02/16/2021 29,500 29,804
2.75%, 06/19/2023 32,900 34,288
$ 651,764
Food - 0.72%
Conagra Brands Inc
2.70%, 10/22/2020 9,750 9,751
3 Month USD LIBOR + 0.75%
3.80%, 10/22/2021 4,900 5,059
Kraft Heinz Foods Co
2.75%, 02/10/2021 9,600 9,590
3 Month USD LIBOR + 0.57%
4.00%, 06/15/2023 4,850 5,102
Tyson Foods Inc
2.25%, 08/23/2021 3,850 3,869
2.60%, 08/21/2020 4,800 4,805
3 Month USD LIBOR + 0.45%
$ 38,176
Gas - 0.08%
NiSource Inc
2.65%, 11/17/2022 4,000 4,054
Healthcare - Services - 0.22%
Humana Inc
2.50%, 12/15/2020 4,900 4,921
UnitedHealth Group Inc
1.95%, 10/15/2020 6,750 6,762
$ 11,683
Home Builders - 0.19%
DR Horton Inc
2.50%, 10/15/2024 9,800 9,812
Home Furnishings - 0.28%
Panasonic Corp
2.54%, 07/19/2022
(d)
9,800 9,881
2.68%, 07/19/2024
(d)
5,000 5,070
$ 14,951
Housewares - 0.13%
Newell Brands Inc
3.85%, 04/01/2023 6,457 6,684
Insurance - 2.96%
Allstate Corp/The
2.73%, 03/29/2023 12,500 12,522
3 Month USD LIBOR + 0.63%
Berkshire Hathaway Finance Corp
2.33%, 01/10/2020 14,500 14,510
3 Month USD LIBOR + 0.32%
Berkshire Hathaway Inc
2.75%, 03/15/2023 5,500 5,665
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
26,875 29,211
MassMutual Global Funding II
2.00%, 04/15/2021
(d)
13,638 13,638
Metropolitan Life Global Funding I
1.95%, 09/15/2021
(d)
15,000 15,025
2.39%, 09/07/2020
(d)
9,750 9,774
United States Secured Overnight Financing
Rate + 0.57%
2.53%, 06/12/2020
(d)
6,750 6,764
3 Month USD LIBOR + 0.40%
3.60%, 01/11/2024
(d)
5,000 5,317

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
456
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
New York Life Global Funding
1.95%, 02/11/2020
(d)
$ 9,600 $ 9,604
2.00%, 04/13/2021
(d)
9,600 9,619
2.65%, 06/10/2022
(d)
24,000 24,091
3 Month USD LIBOR + 0.52%
$ 155,740
Internet - 0.18%
Amazon.com Inc
2.60%, 12/05/2019 9,327 9,327
Lodging - 0.11%
Las Vegas Sands Corp
3.20%, 08/08/2024 5,800 5,935
Machinery - Construction & Mining - 0.19%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 9,700 9,909
Machinery - Diversified - 0.23%
John Deere Capital Corp
2.05%, 03/10/2020 4,650 4,652
2.65%, 01/06/2022 7,212 7,343
$ 11,995
Media - 0.37%
Comcast Corp
3.30%, 10/01/2020 9,750 9,881
TWDC Enterprises 18 Corp
1.95%, 03/04/2020 9,500 9,502
$ 19,383
Mining - 0.20%
Glencore Finance Canada Ltd
4.25%, 10/25/2022
(d)
2,000 2,092
Glencore Funding LLC
4.13%, 05/30/2023
(d)
8,300 8,690
$ 10,782
Miscellaneous Manufacturers - 0.53%
General Electric Co
5.50%, 01/08/2020 3,850 3,873
Ingersoll-Rand Global Holding Co Ltd
2.90%, 02/21/2021 14,500 14,639
Siemens Financieringsmaatschappij NV
2.20%, 03/16/2020
(d)
9,650 9,661
$ 28,173
Mortgage Backed Securities - 7.75%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 13 14
Chase Mortgage Finance Corp
3.50%, 03/25/2050
(d),(h),(k)
14,750 14,930
CHL Mortgage Pass-Through Trust 2003-46
3.92%, 01/19/2034
(k)
395 403
CHL Mortgage Pass-Through Trust 2004-J7
5.00%, 09/25/2019 2 2
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 5 5
CSFB Mortgage-Backed Pass-Through
Certificates Series 2004-AR4
2.78%, 05/25/2034 25 25
1.00 x 1 Month USD LIBOR + 0.96%
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(d),(k)
14,393 14,583
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(d),(k)
13,663 13,920
JP Morgan Mortgage Trust 2004-A3
4.61%, 07/25/2034
(k)
533 540
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 141 141
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(k)
10,657 10,844
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(d),(k)
$ 9,110 $ 9,230
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(d),(k)
24,705 25,001
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(d),(k)
9,744 9,878
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(d),(k)
11,535 11,702
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(d),(k)
9,107 9,227
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(d),(k)
9,040 9,142
JP Morgan Mortgage Trust 2018-9
4.00%, 02/25/2049
(d),(k)
8,105 8,170
JP Morgan Mortgage Trust 2019-2
4.00%, 08/25/2049
(d),(k)
4,768 4,797
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(d),(k)
16,083 16,146
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(k)
6,557 6,841
PHH Mortgage Trust Series 2008-CIM1
4.28%, 06/25/2038 1,261 1,267
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 180 181
Provident Funding Mortgage Loan Trust 2005-1
2.40%, 05/25/2035 976 988
1.00 x 1 Month USD LIBOR + 0.58%
PSMC 2018-1 Trust
3.50%, 02/25/2048
(d),(k)
18,014 18,274
PSMC 2018-2 Trust
3.50%, 06/25/2048
(d),(k)
15,299 15,511
PSMC 2018-3 Trust
4.00%, 08/25/2048
(d),(k)
13,545 13,899
PSMC 2018-4 Trust
4.00%, 11/25/2048
(d),(k)
11,922 11,982
PSMC 2019-1 Trust
4.00%, 07/25/2049
(d),(k)
11,640 11,782
RALI Series 2003-QS23 Trust
5.00%, 12/26/2018 10 10
RBSSP Resecuritization Trust 2009-7
2.42%, 06/26/2037
(d)
200 199
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(k)
6,683 6,429
Sequoia Mortgage Trust 2013-8
2.25%, 06/25/2043
(k)
3,384 3,349
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(d),(k)
9,868 10,030
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(d),(k)
4,689 4,783
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(d),(k)
8,657 8,809
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(d),(k)
8,846 8,990
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(k)
10,821 10,973
Sequoia Mortgage Trust 2018-6
4.00%, 07/25/2048
(d),(k)
5,208 5,256
Sequoia Mortgage Trust 2018-7
4.00%, 09/25/2048
(d),(k)
5,583 5,638
Sequoia Mortgage Trust 2018-8
4.00%, 11/25/2048
(d),(k)
12,442 12,543
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(d),(k)
4,702 4,745
Sequoia Mortgage Trust 2019-1
4.00%, 02/25/2049
(d),(k)
3,275 3,304

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
457
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2019-2
4.00%, 06/25/2049
(d),(k)
$ 16,131 $ 16,247
Sequoia Mortgage Trust 2019-3
3.50%, 09/25/2049
(d),(k)
11,261 11,353
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(d),(k)
15,123 15,360
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11/25/2048
(d),(k)
4,769 4,817
4.00%, 11/25/2048
(d),(k)
7,220 7,243
Wells Fargo Mortgage Backed Securities 2019-2
Trust
4.00%, 04/25/2049
(d),(k)
13,751 13,854
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07/25/2049
(d),(k)
14,402 14,506
$ 407,863
Oil & Gas - 1.36%
BP Capital Markets PLC
3.81%, 02/10/2024 5,000 5,344
Chevron Corp
2.90%, 03/03/2024 4,750 4,946
Cimarex Energy Co
4.38%, 06/01/2024 12,500 13,096
Occidental Petroleum Corp
3.44%, 08/13/2021 15,000 15,095
3 Month USD LIBOR + 1.25%
Phillips 66
2.75%, 04/15/2020
(d)
9,700 9,703
3 Month USD LIBOR + 0.75%
Shell International Finance BV
2.13%, 05/11/2020 11,495 11,515
2.38%, 08/21/2022 11,700 11,871
$ 71,570
Oil & Gas Services - 0.19%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 9,750 9,917
Other Asset Backed Securities - 7.05%
CCG Receivables Trust
2.80%, 09/14/2026
(d)
15,500 15,644
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(d)
2,228 2,233
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(d)
14,610 14,748
Daimler Trucks Retail Trust 2019-1
2.77%, 04/15/2021
(d)
14,657 14,698
Drug Royalty II LP 2
3.48%, 07/15/2023
(d)
450 450
Drug Royalty III LP 1
3.60%, 04/15/2027
(d)
2,077 2,081
3.90%, 10/15/2031
(d)
2,771 2,767
1.00 x 3 Month USD LIBOR + 1.60%
3.98%, 04/15/2027
(d)
1,135 1,138
4.27%, 10/15/2031
(d)
3,365 3,465
4.80%, 04/15/2027
(d)
2,077 2,089
1.00 x 3 Month USD LIBOR + 2.50%
MMAF Equipment Finance LLC 2018-A
2.92%, 07/12/2021
(d)
4,608 4,619
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(d)
12,000 12,070
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(d)
5,267 5,271
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(d)
3,359 3,343
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
10,547 10,878
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
PFS Financing Corp
2.23%, 10/15/2024
(d)
$ 29,250 $ 29,197
2.40%, 10/17/2022
(d)
11,700 11,735
2.51%, 07/15/2022
(d)
19,250 19,258
1.00 x 1 Month USD LIBOR + 0.60%
2.86%, 04/15/2024
(d)
9,750 9,928
3.19%, 04/17/2023
(d)
8,750 8,886
3.52%, 10/15/2023
(d)
6,750 6,927
Trafigura Securitisation Finance PLC 2017-1
2.77%, 12/15/2020
(d)
17,500 17,514
1.00 x 1 Month USD LIBOR + 0.85%
Trafigura Securitisation Finance PLC 2018-1
3.73%, 03/15/2022
(d)
22,000 22,479
Verizon Owner Trust 2016-2
1.68%, 05/20/2021
(d)
3,564 3,563
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(d)
3,620 3,620
Verizon Owner Trust 2017-2
1.92%, 12/20/2021
(d)
9,161 9,159
Verizon Owner Trust 2017-3
2.06%, 04/20/2022
(d)
13,200 13,204
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(d)
15,500 15,614
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 20,400 20,784
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 13,500 13,756
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 19,500 19,674
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 23,000 23,008
Volvo Financial Equipment LLC Series 2018-1
2.26%, 09/15/2020
(d)
677 677
2.76%, 10/17/2022
(d)
4,900 4,969
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(d)
12,900 13,166
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
8,214 8,484
$ 371,096
Packaging & Containers - 0.19%
Packaging Corp of America
2.45%, 12/15/2020 9,900 9,940
Pharmaceuticals - 1.60%
AbbVie Inc
2.30%, 05/14/2021 4,800 4,827
2.50%, 05/14/2020 8,414 8,437
Bayer US Finance II LLC
3.50%, 06/25/2021
(d)
4,750 4,845
3.88%, 12/15/2023
(d)
5,800 6,075
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(d)
8,350 8,653
Cigna Corp
3.40%, 09/17/2021 9,600 9,832
4.00%, 02/15/2022
(d)
4,900 5,071
CVS Health Corp
2.63%, 08/15/2024 10,500 10,614
3.35%, 03/09/2021 5,000 5,089
Mead Johnson Nutrition Co
3.00%, 11/15/2020 4,750 4,800
Merck & Co Inc
2.90%, 03/07/2024 5,800 6,048
Pfizer Inc
2.80%, 03/11/2022 9,750 9,972
$ 84,263
Pipelines - 2.15%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 11,357

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
458
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Columbia Pipeline Group Inc
3.30%, 06/01/2020 $ 8,528 $ 8,579
Enterprise Products Operating LLC
3.50%, 02/01/2022 19,500 20,115
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(d)
12,550 12,988
Kinder Morgan Inc/DE
3.28%, 01/15/2023 14,500 14,672
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 13,600 14,821
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
10,900 11,102
TransCanada PipeLines Ltd
4.37%, 05/15/2067 23,657 19,445
3 Month USD LIBOR + 2.21%
$ 113,079
REITs - 1.13%
Alexandria Real Estate Equities Inc
3.90%, 06/15/2023 9,750 10,298
CubeSmart LP
4.38%, 12/15/2023 4,000 4,274
Healthcare Realty Trust Inc
3.75%, 04/15/2023 12,000 12,402
Omega Healthcare Investors Inc
4.95%, 04/01/2024 4,750 5,149
SBA Tower Trust
2.88%, 07/15/2046
(d)
9,600 9,643
3.17%, 04/09/2047
(d)
9,600 9,727
Service Properties Trust
4.50%, 06/15/2023 4,800 4,966
Welltower Inc
3.75%, 03/15/2023 2,924 3,066
$ 59,525
Retail - 0.77%
Home Depot Inc/The
1.80%, 06/05/2020 11,500 11,497
McDonald's Corp
2.63%, 01/15/2022 7,250 7,372
2.75%, 12/09/2020 8,256 8,332
Walmart Inc
1.90%, 12/15/2020 6,850 6,866
2.85%, 07/08/2024 6,000 6,266
$ 40,333
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(l)
1,200 —
Semiconductors - 0.85%
Broadcom Corp / Broadcom Cayman Finance Ltd
2.38%, 01/15/2020 14,400 14,405
Broadcom Inc
3.13%, 04/15/2021
(d)
9,750 9,864
Microchip Technology Inc
4.33%, 06/01/2023 9,800 10,369
QUALCOMM Inc
2.60%, 01/30/2023 9,750 9,940
$ 44,578
Software - 0.60%
Microsoft Corp
1.85%, 02/12/2020 14,600 14,602
Oracle Corp
1.90%, 09/15/2021 4,800 4,810
VMware Inc
2.95%, 08/21/2022 11,750 11,941
$ 31,353
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities - 5.07%
AccessLex Institute
2.85%, 07/01/2038 $ 272 $ 272
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 3 Month + 1.20%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
10,372 10,680
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
11,471 11,824
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
21,400 21,393
KeyCorp Student Loan Trust 2000-A
2.45%, 05/25/2029 1,524 1,518
1.00 x 3 Month USD LIBOR + 0.32%
Keycorp Student Loan Trust 2000-b
2.25%, 07/25/2029 10,314 10,168
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
2.47%, 01/25/2037 17,812 17,517
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
10,564 10,574
Navient Private Education Loan Trust 2014-CT
2.62%, 09/16/2024
(d)
1,672 1,673
1.00 x 1 Month USD LIBOR + 0.70%
Navient Private Education Loan Trust 2017-A
2.32%, 12/16/2058
(d)
768 768
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Loan Trust 2018-B
2.27%, 12/15/2059
(d)
2,642 2,642
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2018-A
2.53%, 02/18/2042
(d)
4,166 4,177
Navient Private Education Refi Loan Trust
2018-C
3.01%, 06/16/2042
(d)
4,251 4,279
Navient Private Education Refi Loan Trust
2018-D
2.22%, 12/15/2059
(d)
5,654 5,642
1.00 x 1 Month USD LIBOR + 0.30%
Navient Private Education Refi Loan Trust
2019-A
3.03%, 01/15/2043
(d)
2,934 2,958
3.42%, 01/15/2043
(d)
4,900 5,061
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(d)
18,023 18,200
Navient Private Education Refi Loan Trust
2019-D
2.31%, 12/15/2059
(d)
11,065 11,065
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05/15/2068
(d)
10,879 10,912
Navient Private Education Refi Loan Trust 2019-F
2.18%, 08/15/2068
(d)
15,000 15,008
Navient Student Loan Trust 2018-EA
3.43%, 12/15/2059
(d)
13,351 13,499
Navient Student Loan Trust 2019-B
2.31%, 12/15/2059
(d)
6,225 6,223
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
2.52%, 06/15/2033 1,312 1,299
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
2.45%, 03/15/2024 12,526 12,449
1.00 x 3 Month USD LIBOR + 0.33%

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
459
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Private Credit Student Loan Trust 2006-A
2.41%, 06/15/2039 $ 24,958 $ 24,394
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
2.32%, 12/15/2039 14,418 14,139
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2018-A
2.27%, 03/16/2026
(d)
4,941 4,941
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2018-B
2.24%, 12/16/2024
(d)
2,774 2,773
1.00 x 1 Month USD LIBOR + 0.32%
SMB Private Education Loan Trust 2018-C
2.22%, 09/15/2025
(d)
3,472 3,471
1.00 x 1 Month USD LIBOR + 0.30%
SMB Private Education Loan Trust 2019-A
2.26%, 02/16/2026
(d)
5,911 5,910
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
2.26%, 07/15/2026
(d)
11,502 11,500
1.00 x 1 Month USD LIBOR + 0.35%
$ 266,929
Telecommunications - 1.85%
AT&T Inc
2.80%, 02/17/2021 11,000 11,110
3.07%, 02/15/2023
( i )
6,750 6,770
3 Month USD LIBOR + 0.89%
3.60%, 02/17/2023 4,800 5,012
Cisco Systems Inc
2.20%, 02/28/2021 4,750 4,777
Crown Castle Towers LLC
3.22%, 05/15/2022
(d)
11,430 11,575
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(d)
13,125 13,207
4.74%, 03/20/2025
(d)
28,050 29,909
Verizon Communications Inc
2.70%, 05/22/2020 4,800 4,813
3 Month USD LIBOR + 0.55%
Vodafone Group PLC
3.75%, 01/16/2024 9,750 10,278
$ 97,451
Transportation - 0.24%
Ryder System Inc
2.25%, 09/01/2021 4,800 4,813
3.75%, 06/09/2023 7,300 7,665
$ 12,478
Trucking & Leasing - 0.19%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
9,800 10,212
TOTAL BONDS $ 4,913,113
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 6.48%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
4.49%, 11/01/2021 $ 1 $ 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.12%
4.75%, 09/01/2035 42 44
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 50 51
$ 96
Federal National Mortgage Association (FNMA) - 0.01%
3.82%, 10/01/2035 86 89
1.00 x 12 Month USD LIBOR + 1.67%
4.05%, 11/01/2022 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.05%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
4.30%, 07/01/2034 $ 54 $ 57
1.00 x 12 Month USD LIBOR + 1.65%
4.31%, 08/01/2034 30 32
1.00 x 12 Month USD LIBOR + 1.63%
4.51%, 07/01/2034 14 14
1.00 x 12 Month USD LIBOR + 1.66%
4.56%, 02/01/2037 68 71
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.10%
4.62%, 02/01/2035 15 16
1.00 x 6 Month USD LIBOR + 2.07%
4.74%, 11/01/2035 2 2
1.00 x Cost of funds for the 11th District of
San Francisco + 1.26%
4.77%, 12/01/2032 13 14
1.00 x 12 Month USD LIBOR + 1.64%
4.79%, 11/01/2032 25 26
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.87%, 01/01/2035 33 34
1.00 x 12 Month USD LIBOR + 1.75%
$ 356
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029 3 2
8.00%, 05/01/2027 1 1
$ 3
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025 1 1
U.S. Treasury - 6.47%
1.25%, 03/31/2021 50,000 49,762
1.38%, 08/31/2020 59,500 59,388
1.38%, 09/30/2020 15,000 14,967
1.63%, 10/31/2023 29,000 29,118
1.63%, 05/15/2026 42,100 42,167
1.88%, 07/31/2026 39,300 39,975
2.00%, 08/31/2021 50,000 50,387
2.25%, 02/29/2020 35,000 35,070
2.63%, 05/15/2021 19,500 19,805
$ 340,639
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 341,095
Total Investments $ 5,296,391
Other Assets and Liabilities -  (0.59)% (30,867)
TOTAL NET ASSETS - 100.00% $ 5,265,524
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,942 or
0.15 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,624,687 or 30.86% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security purchased on a when-issued basis.
(g) The value of these investments was determined using significant unobservable inputs.

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
460
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $24,240 or
0.46% of net assets.
( i ) Security or a portion of the security was on loan at the end of the period.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Financial 23.09%
Asset Backed Securities 22.97%
Government 18.85%
Mortgage Securities 8.42%
Utilities 6.11%
Consumer, Non-cyclical 4.39%
Industrial 3.85%
Energy 3.70%
Consumer, Cyclical 2.60%
Communications 2.40%
Technology 2.19%
Basic Materials 1.22%
Money Market Funds 0.80%
Other Assets and Liabilities
(0.59)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 80,165 $ 1,911,796 $ 1,953,009 $ 38,952
$ 80,165 $ 1,911,796 $ 1,953,009 $ 38,952
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 1,22 1 $ — $ — $ —
$ 1,22 1 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SmallCap Fund
October 31, 2019
See accompanying notes.
461
INVESTMENT COMPANIES - 6.63% Shares Held Value (000's)
Money Market Funds - 6.63%
BlackRock Liquidity FedFund 1.71%
(a),(b)
8,984,246 $ 8,984
Principal Government Money Market Fund
1.65%
(a),(b),(c)
35,325,940 35,326
$ 44,310
TOTAL INVESTMENT COMPANIES $ 44,310
COMMON STOCKS - 97.61% Shares Held Value (000's)
Aerospace & Defense - 1.38%
Aerojet Rocketdyne Holdings Inc
( d)
212,800 9,199
Agriculture - 1.18%
Darling Ingredients Inc
( d)
409,800 7,909
Automobile Parts & Equipment - 1.00%
Modine Manufacturing Co
( d)
169,600 1,939
Visteon Corp
( d)
50,700 4,716
$ 6,655
Banks - 9.10%
Atlantic Union Bankshares Corp 135,600 4,998
BancFirst Corp 37,500 2,171
Cathay General Bancorp 241,300 8,583
First Interstate BancSystem Inc 111,800 4,691
First Merchants Corp 115,000 4,548
Flagstar Bancorp Inc 127,600 4,637
Great Western Bancorp Inc 147,400 5,140
IBERIABANK Corp 132,600 9,732
Independent Bank Corp/MI 79,200 1,783
Lakeland Bancorp Inc 83,820 1,387
United Community Banks Inc/GA 267,850 8,092
WesBanco Inc 132,786 4,991
$ 60,753
Biotechnology - 3.61%
Acceleron Pharma Inc
( d)
66,760 2,996
Allogene Therapeutics Inc
( d),(e)
79,000 2,275
Bluebird Bio Inc
( d)
22,100 1,790
Denali Therapeutics Inc
( d)
136,000 2,131
DNIB Unwind Inc - Warrants
( d),(f),(g)
17,472 —
FibroGen Inc
( d)
74,600 2,921
Insmed Inc
( d)
126,600 2,353
MacroGenics Inc
( d)
132,000 1,122
Magenta Therapeutics Inc
( d)
174,000 1,811
Precision BioSciences Inc
( d)
125,400 814
Seattle Genetics Inc
( d)
42,756 4,592
Spark Therapeutics Inc
( d)
12,160 1,328
$ 24,133
Chemicals - 0.76%
Cabot Corp 116,400 5,074
Commercial Services - 8.32%
AMN Healthcare Services Inc
( d)
158,900 9,337
BrightView Holdings Inc
( d)
268,700 4,783
Brink's Co/The 92,100 7,825
FTI Consulting Inc
( d)
34,874 3,797
HMS Holdings Corp
( d)
264,900 8,660
ICF International Inc 86,200 7,386
K12 Inc
( d)
205,200 4,061
Korn Ferry 89,600 3,287
Medifast Inc 39,850 4,421
Nesco Holdings Inc
( d),(e)
428,100 1,986
$ 55,543
Computers - 5.62%
CACI International Inc
( d)
48,400 10,829
ExlService Holdings Inc
( d)
84,500 5,884
Parsons Corp
( d)
179,200 6,379
Perspecta Inc 306,100 8,124
Ping Identity Holding Corp
( d)
215,895 3,608
PlayAGS Inc
( d)
123,800 1,429
Tenable Holdings Inc
( d)
52,118 1,313
$ 37,566
Consumer Products - 0.68%
Central Garden & Pet Co - A Shares
( d)
159,580 4,513
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 3.35%
Hamilton Lane Inc 88,490 $ 5,276
LPL Financial Holdings Inc 43,800 3,541
Piper Jaffray Cos 66,440 5,218
Stifel Financial Corp 149,211 8,353
$ 22,388
Electric - 3.06%
PNM Resources Inc 191,580 9,991
Portland General Electric Co 184,200 10,477
$ 20,468
Electrical Components & Equipment - 1.10%
EnerSys 95,800 6,405
nLight Inc
( d)
71,664 958
$ 7,363
Electronics - 3.22%
Advanced Energy Industries Inc
( d)
109,400 6,465
SYNNEX Corp 78,700 9,266
Vishay Intertechnology Inc 285,550 5,754
$ 21,485
Engineering & Construction - 2.63%
Great Lakes Dredge & Dock Corp
( d)
376,000 4,042
MasTec Inc
( d)
149,100 9,384
Tutor Perini Corp
( d)
268,700 4,157
$ 17,583
Entertainment - 2.54%
Eldorado Resorts Inc
( d)
190,200 8,515
Golden Entertainment Inc
( d)
170,990 2,476
Vail Resorts Inc 25,700 5,972
$ 16,963
Environmental Control - 2.19%
Advanced Disposal Services Inc
( d)
191,400 6,274
Energy Recovery Inc
( d)
165,460 1,541
Tetra Tech Inc 77,755 6,801
$ 14,616
Forest Products & Paper - 0.21%
PH Glatfelter Co 79,700 1,435
Gas - 1.45%
Southwest Gas Holdings Inc 111,290 9,716
Healthcare - Products - 1.72%
Adaptive Biotechnologies Corp
( d),(e)
32,500 847
Nevro Corp
( d)
75,700 6,525
RA Medical Systems Inc
( d),(e)
226,500 342
STAAR Surgical Co
( d)
115,400 3,783
$ 11,497
Healthcare - Services - 5.69%
Addus HomeCare Corp
( d)
101,700 8,564
Encompass Health Corp 120,100 7,689
Natera Inc
( d)
179,430 6,912
Syneos Health Inc
( d)
174,600 8,756
Teladoc Health Inc
( d),(e)
79,700 6,105
$ 38,026
Home Builders - 1.14%
William Lyon Homes
( d)
393,160 7,608
Insurance - 4.52%
First American Financial Corp 62,500 3,861
Hanover Insurance Group Inc/The 62,200 8,192
Kemper Corp 94,470 6,791
MGIC Investment Corp 508,600 6,973
National General Holdings Corp 206,800 4,409
$ 30,226
Internet - 0.75%
Eventbrite Inc
( d),(e)
186,000 3,344
Revolve Group Inc
( d),(e)
79,192 1,644
$ 4,988
Iron & Steel - 0.57%
Cleveland-Cliffs Inc
( e)
527,800 3,816

Schedule of Investments
SmallCap Fund
October 31, 2019
See accompanying notes.
462
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 2.19%
Lindblad Expeditions Holdings Inc
( d)
133,200 $ 2,097
OneSpaWorld Holdings Ltd
( d)
319,800 4,973
Planet Fitness Inc
( d)
118,900 7,569
$ 14,639
Lodging - 0.94%
Extended Stay America Inc 440,750 6,263
Machinery - Diversified - 0.57%
Columbus McKinnon Corp/NY 102,153 3,833
Media - 0.54%
World Wrestling Entertainment Inc
( e)
64,000 3,586
Metal Fabrication & Hardware - 0.91%
Rexnord Corp
( d)
215,472 6,096
Mining - 0.22%
Alcoa Corp
( d)
69,490 1,445
Miscellaneous Manufacturers - 1.28%
Hillenbrand Inc 188,100 5,791
Trinseo SA 64,610 2,746
$ 8,537
Oil & Gas - 1.65%
Carrizo Oil & Gas Inc
( d)
262,500 1,932
Delek US Holdings Inc 83,200 3,324
PDC Energy Inc
( d)
84,500 1,686
Ring Energy Inc
( d)
506,900 841
Talos Energy Inc
( d)
108,200 2,330
Whiting Petroleum Corp
( d)
144,400 915
$ 11,028
Oil & Gas Services - 0.50%
McDermott International Inc
( d),(e)
308,300 502
Select Energy Services Inc
( d)
373,400 2,838
$ 3,340
Packaging & Containers - 0.87%
Graphic Packaging Holding Co 370,000 5,794
Pharmaceuticals - 2.13%
Bellicum Pharmaceuticals Inc
( d),(e)
253,400 208
Clovis Oncology Inc
( d),(e)
10,110 32
DexCom Inc
( d)
10,700 1,650
Horizon Therapeutics Plc
( d)
260,000 7,517
Neurocrine Biosciences Inc
( d)
10,900 1,084
Revance Therapeutics Inc
( d)
237,300 3,716
$ 14,207
REITs - 8.78%
Agree Realty Corp 142,100 11,193
Brandywine Realty Trust 514,000 7,854
Cousins Properties Inc 214,801 8,620
First Industrial Realty Trust Inc 304,040 12,803
Ladder Capital Corp 325,300 5,618
Pebblebrook Hotel Trust 355,736 9,146
Two Harbors Investment Corp 247,860 3,438
$ 58,672
Retail - 4.33%
BJ's Wholesale Club Holdings Inc
( d)
319,151 8,521
Caleres Inc 266,230 5,729
Carvana Co
( d),(e)
96,400 7,816
Ruth's Hospitality Group Inc 155,800 3,207
World Fuel Services Corp 86,900 3,630
$ 28,903
Semiconductors - 1.49%
Entegris Inc 207,570 9,963
Software - 4.28%
Aspen Technology Inc
( d)
63,600 7,321
Ceridian HCM Holding Inc
( d)
46,125 2,226
Cloudflare Inc
( d),(e)
123,700 2,083
Dynatrace Inc
( d)
38,175 772
Manhattan Associates Inc
( d)
101,000 7,570
Pluralsight Inc
( d),(e)
73,300 1,325
SolarWinds Corp
( d)
384,403 7,285
$ 28,582
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1.14%
Plantronics Inc 159,750 $ 6,297
Switch Inc 88,400 1,306
$ 7,603
TOTAL COMMON STOCKS $ 652,014
Total Investments $ 696,324
Other Assets and Liabilities -  (4.24)% (28,346)
TOTAL NET ASSETS - 100.00% $ 667,978
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $25,994 or 3.89 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 25.75%
Consumer, Non-cyclical 23.33%
Industrial 14.15%
Consumer, Cyclical 12.14%
Technology 11.39%
Money Market Funds 6.63%
Utilities 4.51%
Communications 2.43%
Energy 2.15%
Basic Materials 1.76%
Other Assets and Liabilities
(4.24)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
October 31, 2019
See accompanying notes.
463
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 15,877 $ 296,599 $ 277,150 $ 35,326
$ 15,877 $ 296,599 $ 277,150 $ 35,326
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 37 7 $ — $ — $ —
$ 37 7 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2019
See accompanying notes.
464
INVESTMENT COMPANIES - 6.71% Shares Held Value (000's)
Money Market Funds - 6.64%
BlackRock Liquidity FedFund 1.71%
(a),(b)
26,102,992 $ 26,103
Principal Government Money Market Fund
1.65%
(a),(b),(c)
92,322,775 92,323
$ 118,426
Principal Exchange-Traded Funds - 0.07%
Principal Healthcare Innovators Index ETF
(c)
7,680 248
Principal U.S. Small-Cap Multi-Factor Index ETF
(c),(d)
27,757 868
$ 1,116
TOTAL INVESTMENT COMPANIES $ 119,542
COMMON STOCKS - 96.73% Shares Held Value (000's)
Advertising - 0.09%
Boston Omaha Corp
(e)
1,040 23
Clear Channel Outdoor Holdings Inc
(e)
2,706 6
Fluent Inc
(e)
6,721 16
MDC Partners Inc
(e)
8,466 26
National CineMedia Inc 1,522 13
Telaria Inc
(e)
5,886 45
Trade Desk Inc/The
(e)
7,387 1,483
$ 1,612
Aerospace & Defense - 2.21%
Aerojet Rocketdyne Holdings Inc
(e)
83,708 3,619
AeroVironment Inc
(e)
1,853 107
Astronics Corp
(e)
3,079 89
Barnes Group Inc 517 30
Coda Octopus Group Inc
(e)
1,434 11
Ducommun Inc
(e)
346 17
HEICO Corp 56,847 7,011
Kaman Corp 388 23
Kratos Defense & Security Solutions Inc
(e)
407,156 7,687
Mercury Systems Inc
(e)
276,933 20,399
Moog Inc 3,980 333
National Presto Industries Inc 144 12
Triumph Group Inc 1,141 24
Wesco Aircraft Holdings Inc
(e)
2,164 24
$ 39,386
Agriculture - 0.02%
Limoneira Co 797 15
Phibro Animal Health Corp 2,606 62
Turning Point Brands Inc 1,205 25
Vector Group Ltd
(d)
15,459 189
$ 291
Airlines - 0.03%
Allegiant Travel Co 1,870 313
Mesa Air Group Inc
(e)
1,849 14
Spirit Airlines Inc
(e)
4,780 179
$ 506
Apparel - 0.40%
Crocs Inc
(e)
5,509 193
Deckers Outdoor Corp
(e)
3,775 577
Kontoor Brands Inc 967 37
Oxford Industries Inc 533 37
Steven Madden Ltd 151,776 6,250
Superior Group of Cos Inc 807 11
Wolverine World Wide Inc 3,599 107
$ 7,212
Automobile Manufacturers - 0.00%
Blue Bird Corp
(e)
1,390 27
Automobile Parts & Equipment - 0.05%
Dorman Products Inc
(e)
2,368 170
Douglas Dynamics Inc 2,712 127
Gentherm Inc
(e)
2,974 124
Meritor Inc
(e)
10,376 229
Miller Industries Inc/TN 379 14
Spartan Motors Inc 3,538 62
Standard Motor Products Inc 1,532 80
Telenav Inc
(e)
2,948 14
$ 820
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 2.20%
Ameris Bancorp 73,647 $ 3,156
Atlantic Capital Bancshares Inc
(e)
371 7
Bank First Corp
(d)
694 49
Bank of NT Butterfield & Son Ltd/The 2,828 93
Bank7 Corp 182 3
Baycom Corp
(e)
641 14
Cadence BanCorp 27,391 421
Cambridge Bancorp 186 14
CenterState Bank Corp 138,400 3,510
Central Pacific Financial Corp 440 13
Century Bancorp Inc/MA 103 9
City Holding Co 443 35
CNB Financial Corp/PA 214 7
Coastal Financial Corp/WA
(e)
914 14
ConnectOne Bancorp Inc 1,217 30
CrossFirst Bankshares Inc
(e)
34,000 455
Eagle Bancorp Inc 672 30
Esquire Financial Holdings Inc
(e)
495 12
FB Financial Corp 1,080 41
Fidelity D&D Bancorp Inc 211 14
First Financial Bankshares Inc 11,653 388
First Financial Corp/IN 233 10
First Foundation Inc 1,786 29
Glacier Bancorp Inc 1,185 50
Hanmi Financial Corp 623 12
HarborOne Bancorp Inc
(e)
1,778 18
Heritage Commerce Corp 932 11
Independent Bank Corp 236 19
Independent Bank Corp/MI 978 22
Independent Bank Group Inc 1,498 80
Investar Holding Corp 523 13
Kearny Financial Corp/MD 4,707 66
Lakeland Financial Corp 2,600 121
LegacyTexas Financial Group Inc 2,694 115
Meta Financial Group Inc 3,095 98
Midland States Bancorp Inc 416 11
National Bank Holdings Corp 1,808 62
Northeast Bank 229 5
Oak Valley Bancorp
(d)
175 3
PCSB Financial Corp 422 9
People's Utah Bancorp 286 8
Pinnacle Financial Partners Inc 88,183 5,187
Preferred Bank/Los Angeles CA 561 30
Prosperity Bancshares Inc 133,691 9,227
Provident Bancorp Inc
(e)
151 2
Red River Bancshares Inc
(e)
73 3
Reliant Bancorp Inc 242 5
Seacoast Banking Corp of Florida
(e)
1,842 52
ServisFirst Bancshares Inc 5,241 183
Stock Yards Bancorp Inc 599 24
TriState Capital Holdings Inc
(e)
943 22
Triumph Bancorp Inc
(e)
1,545 50
Union Bankshares Inc/Morrisville VT 217 7
United Community Banks Inc/GA 1,596 48
Unity Bancorp Inc 222 5
Veritex Holdings Inc 2,779 68
Walker & Dunlop Inc 761 48
Webster Financial Corp 170,058 7,500
West Bancorporation Inc 615 14
Westamerica Bancorporation 915 60
Western Alliance Bancorp 153,065 7,551
$ 39,163
Beverages - 0.09%
Boston Beer Co Inc/The
(e)
3,138 1,175
Coca-Cola Consolidated Inc 682 187
MGP Ingredients Inc
(d)
1,639 70
National Beverage Corp
(d)
1,519 67
Primo Water Corp
(e)
4,532 55
$ 1,554

Schedule of Investments
SmallCap Growth Fund I
October 31, 2019
See accompanying notes.
465
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 8.11%
10X Genomics Inc
(e)
40,409 $ 2,344
ACADIA Pharmaceuticals Inc
(e)
12,413 526
Acceleron Pharma Inc
(e)
54,629 2,451
ADMA Biologics Inc
(e)
5,314 26
Aduro Biotech Inc
(e)
10,033 11
Adverum Biotechnologies Inc
(e)
6,532 48
Affimed NV
(e)
6,886 20
Agenus Inc
(e)
13,453 35
AgeX Therapeutics Inc
(e)
3,896 6
Akero Therapeutics Inc
(e)
465 11
Albireo Pharma Inc
(e)
1,309 24
Alder Biopharmaceuticals Inc
(e),(f),(g)
9,847 9
Aldeyra Therapeutics Inc
(e)
2,363 13
Allakos Inc
(d),(e)
50,347 3,454
Allogene Therapeutics Inc
(d),(e)
115,638 3,330
Amicus Therapeutics Inc
(e)
30,063 253
AnaptysBio Inc
(e)
2,528 95
Anavex Life Sciences Corp
(d),(e)
5,911 16
ANI Pharmaceuticals Inc
(e)
1,208 94
Apellis Pharmaceuticals Inc
(e)
5,657 166
Applied Therapeutics Inc
(e)
118,114 1,950
Arena Pharmaceuticals Inc
(e)
116,796 5,689
ArQule Inc
(e)
282,172 2,853
Arrowhead Pharmaceuticals Inc
(e)
10,992 440
Assembly Biosciences Inc
(e)
83,191 1,374
Atara Biotherapeutics Inc
(e)
6,014 66
Athersys Inc
(e)
16,830 22
Atreca Inc
(e)
649 7
Audentes Therapeutics Inc
(e)
5,387 145
Avid Bioservices Inc
(e)
6,661 36
Avrobio Inc
(e)
129,980 1,888
BeiGene Ltd ADR
(e)
27,510 3,806
BioCryst Pharmaceuticals Inc
(e)
12,003 24
Biohaven Pharmaceutical Holding Co Ltd
(e)
347,625 15,963
Blueprint Medicines Corp
(e)
131,011 9,019
Bridgebio Pharma Inc
(d),(e)
2,053 46
Calithera Biosciences Inc
(e)
850 2
Calyxt Inc
(e)
1,586 7
Cambrex Corp
(e)
2,252 135
Cara Therapeutics Inc
(d),(e)
4,255 88
CASI Pharmaceuticals Inc
(d),(e)
6,663 22
CEL-SCI Corp
(d),(e)
3,096 21
Cerecor Inc
(e)
4,276 15
ChemoCentryx Inc
(e)
5,226 45
ChromaDex Corp
(d),(e)
6,313 18
Constellation Pharmaceuticals Inc
(e)
1,943 27
Cortexyme Inc
(d),(e)
430 9
Crinetics Pharmaceuticals Inc
(d),(e)
1,498 26
Cue Biopharma Inc
(e)
2,541 22
CytomX Therapeutics Inc
(e)
5,779 35
Deciphera Pharmaceuticals Inc
(e)
100,735 4,467
Denali Therapeutics Inc
(e)
5,893 92
Dicerna Pharmaceuticals Inc
(e)
173,279 2,857
Dynavax Technologies Corp
(d),(e)
8,672 44
Editas Medicine Inc
(e)
5,811 121
Eidos Therapeutics Inc
(d),(e)
1,342 65
Eiger BioPharmaceuticals Inc
(e)
2,884 31
Emergent BioSolutions Inc
(e)
5,340 305
Epizyme Inc
(e)
6,981 80
Esperion Therapeutics Inc
(d),(e)
2,886 115
Evelo Biosciences Inc
(d),(e)
494 3
Fate Therapeutics Inc
(e)
6,436 96
FibroGen Inc
(e)
8,190 321
Forty Seven Inc
(e)
2,268 16
GlycoMimetics Inc
(e)
4,707 25
Gossamer Bio Inc
(d),(e)
134,498 2,767
Guardant Health Inc
(e)
77,268 5,370
Halozyme Therapeutics Inc
(e)
16,885 259
Homology Medicines Inc
(e)
2,972 39
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
ImmunoGen Inc
(e)
9,855 $ 23
Immunomedics Inc
(e)
18,713 299
Innoviva Inc
(e)
8,525 99
Inovio Pharmaceuticals Inc
(d),(e)
11,796 25
Insmed Inc
(e)
135,454 2,518
Intercept Pharmaceuticals Inc
(e)
3,027 220
Intrexon Corp
(d),(e)
2,695 14
Iovance Biotherapeutics Inc
(e)
327,018 6,910
Karuna Therapeutics Inc
(e)
443 6
Karyopharm Therapeutics Inc
(d),(e)
297,887 3,485
Kezar Life Sciences Inc
(e)
108 —
Kindred Biosciences Inc
(e)
4,748 39
Kiniksa Pharmaceuticals Ltd
(e)
1,921 14
Krystal Biotech Inc
(e)
1,231 51
Lexicon Pharmaceuticals Inc
(d),(e)
5,632 21
Ligand Pharmaceuticals Inc
(e)
378 41
Livongo Health Inc
(d),(e)
16,731 361
MacroGenics Inc
(e)
2,853 24
Magenta Therapeutics Inc
(e)
2,487 26
Marker Therapeutics Inc
(e)
3,729 14
Medicines Co/The
(e)
2,944 155
MEI Pharma Inc
(e)
9,387 17
MeiraGTx Holdings plc
(e)
1,987 29
Mirati Therapeutics Inc
(e)
29,192 2,750
Molecular Templates Inc
(e)
1,586 13
Mustang Bio Inc
(e)
4,405 12
Myriad Genetics Inc
(e)
1,010 34
NeoGenomics Inc
(e)
760,022 17,427
NextCure Inc
(e)
87,539 2,189
NGM Biopharmaceuticals Inc
(e)
1,234 16
Novavax Inc
(d),(e)
1,431 6
Omeros Corp
(d),(e)
6,110 97
Oncocyte Corp
(e)
3,935 7
Oncternal Therapeutics Inc
(e),(f),(g)
139 —
Organogenesis Holdings Inc
(e)
1,791 13
Oyster Point Pharma Inc
(e)
55,470 1,042
Pacific Biosciences of California Inc
(e)
16,148 78
Palatin Technologies Inc
(e)
26,606 22
Pfenex Inc
(e)
3,850 36
Pieris Pharmaceuticals Inc
(e)
5,704 19
Precision BioSciences Inc
(e)
1,446 9
Prevail Therapeutics Inc
(e)
746 8
PTC Therapeutics Inc
(e)
84,432 3,453
Puma Biotechnology Inc
(d),(e)
3,974 27
Radius Health Inc
(e)
179,407 5,103
REGENXBIO Inc
(e)
3,889 139
Replimune Group Inc
(e)
154,612 2,628
resTORbio Inc
(e)
691 5
Retrophin Inc
(e)
5,086 61
Rigel Pharmaceuticals Inc
(e)
19,560 40
Rocket Pharmaceuticals Inc
(e)
3,809 55
Rubius Therapeutics Inc
(d),(e)
211,050 1,866
Sage Therapeutics Inc
(e)
16,926 2,296
Sangamo Therapeutics Inc
(e)
10,007 91
Savara Inc
(e)
5,493 5
Scholar Rock Holding Corp
(e)
2,033 19
Solid Biosciences Inc
(e)
308 3
Sorrento Therapeutics Inc
(d),(e)
15,126 23
Spark Therapeutics Inc
(e)
4,052 442
Stemline Therapeutics Inc
(e)
283,008 2,830
Stoke Therapeutics Inc
(e)
805 23
Syndax Pharmaceuticals Inc
(e)
2,637 18
Synthorx Inc
(e)
1,038 14
Theravance Biopharma Inc
(e)
5,702 92
Tobira Therapeutics Inc - Rights
(e),(f),(g)
1,559 2
Tocagen Inc
(e)
3,616 2
Translate Bio Inc
(e)
3,761 34
TransMedics Group Inc
(d),(e)
39,340 706
Twist Bioscience Corp
(e)
117,668 2,803

Schedule of Investments
SmallCap Growth Fund I
October 31, 2019
See accompanying notes.
466
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Tyme Technologies Inc
(d),(e)
10,042 $ 13
Ultragenyx Pharmaceutical Inc
(e)
101,957 4,092
UNITY Biotechnology Inc
(e)
2,592 16
VBI Vaccines Inc
(e)
13,313 8
Veracyte Inc
(e)
5,450 125
Vericel Corp
(e)
120,263 1,909
Viking Therapeutics Inc
(d),(e)
1,179 8
X4 Pharmaceuticals Inc
(e)
1,353 17
XBiotech Inc
(e)
2,295 25
Y-mAbs Therapeutics Inc
(e)
116,679 3,634
ZIOPHARM Oncology Inc
(d),(e)
19,798 84
$ 144,685
Building Materials - 1.66%
AAON Inc 3,633 177
American Woodmark Corp
(e)
2,599 258
Apogee Enterprises Inc 2,856 107
Armstrong World Industries Inc 79,019 7,391
Boise Cascade Co 1,995 71
Builders FirstSource Inc
(e)
15,073 341
Continental Building Products Inc
(e)
2,223 66
JELD-WEN Holding Inc
(e)
5,623 96
Louisiana-Pacific Corp 3,131 91
Masonite International Corp
(e)
3,607 221
Patrick Industries Inc
(e)
2,869 142
PGT Innovations Inc
(e)
3,542 62
Select Interior Concepts Inc
(e)
1,203 14
Simpson Manufacturing Co Inc 6,022 498
Summit Materials Inc
(e)
1,997 46
Trex Co Inc
(e)
222,036 19,515
Universal Forest Products Inc 7,583 382
US Concrete Inc
(e)
1,951 102
$ 29,580
Chemicals - 0.80%
A. Schulman Inc.
(e),(g)
5,668 2
Balchem Corp 4,005 405
Codexis Inc
(e)
6,998 95
Ferro Corp
(e)
8,137 91
GCP Applied Technologies Inc
(e)
4,796 99
HB Fuller Co 3,370 164
Ingevity Corp
(e)
113,087 9,523
Innospec Inc 2,781 254
Koppers Holdings Inc
(e)
1,790 58
Kraton Corp
(e)
1,231 28
Materion Corp 1,448 82
OMNOVA Solutions Inc
(e)
5,496 56
Orion Engineered Carbons SA 5,047 84
PolyOne Corp 9,431 302
PQ Group Holdings Inc
(e)
139,779 2,302
Quaker Chemical Corp 1,732 265
Rogers Corp
(e)
1,654 224
Sensient Technologies Corp 1,948 122
Stepan Co 557 54
$ 14,210
Coal - 0.00%
Advanced Emissions Solutions Inc
(d)
2,237 31
Commercial Services - 7.38%
Aaron's Inc 7,769 582
AMN Healthcare Services Inc
(e)
6,015 353
ASGN Inc
(e)
6,136 390
Avalara Inc
(e)
103,060 7,317
Avis Budget Group Inc
(e)
5,260 156
Barrett Business Services Inc 921 81
BG Staffing Inc 878 17
Bright Horizons Family Solutions Inc
(e)
211,192 31,366
Brink's Co/The 4,430 376
Cardtronics PLC
(e)
5,285 181
Care.com Inc
(e)
2,588 30
Career Education Corp
(e)
11,660 165
Cass Information Systems Inc 1,760 101
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Chegg Inc
(e)
904,363 $ 27,728
Cimpress NV
(e)
1,911 253
Collectors Universe Inc 1,045 30
CorVel Corp
(e)
1,189 94
CRA International Inc 392 19
Cross Country Healthcare Inc
(e)
1,418 15
EVERTEC Inc 9,166 280
Evo Payments Inc
(e)
530,395 15,079
Forrester Research Inc 1,446 50
Franklin Covey Co
(e)
1,347 51
FTI Consulting Inc
(e)
913 99
Grand Canyon Education Inc
(e)
50,383 4,633
Green Dot Corp
(e)
56,444 1,628
Hackett Group Inc/The 3,130 53
Harsco Corp
(e)
139,536 2,829
Healthcare Services Group Inc 6,634 162
HealthEquity Inc
(e)
51,427 2,921
Heidrick & Struggles International Inc 497 14
Herc Holdings Inc
(e)
142 6
HMS Holdings Corp
(e)
11,323 370
Huron Consulting Group Inc
(e)
281 19
ICF International Inc 969 83
Insperity Inc 43,937 4,642
International Money Express Inc
(e)
120,347 1,844
K12 Inc
(e)
592 12
Kforce Inc 2,703 111
Korn Ferry 8,043 295
Medifast Inc 1,825 202
Monro Inc 2,877 202
National Research Corp 1,534 88
Nesco Holdings Inc
(e)
476,475 2,211
PRGX Global Inc
(e)
2,843 14
Priority Technology Holdings Inc
(e)
1,094 4
R1 RCM Inc
(e)
15,717 167
Rent-A-Center Inc/TX 7,727 200
Resources Connection Inc 1,562 23
Rosetta Stone Inc
(e)
680 13
ShotSpotter Inc
(d),(e)
1,142 23
Strategic Education Inc 72,526 8,923
TriNet Group Inc
(e)
112,621 5,968
US Ecology Parent Inc 1,917 119
Viad Corp 1,753 107
WEX Inc
(e)
46,767 8,847
Willdan Group Inc
(e)
1,356 41
$ 131,587
Computers - 3.33%
Agilysys Inc
(e)
2,620 66
Carbonite Inc
(e)
4,429 76
Cubic Corp 440 32
Diebold Nixdorf Inc
(e)
5,032 35
ExlService Holdings Inc
(e)
4,871 339
ForeScout Technologies Inc
(e)
154,993 4,767
Genpact Ltd 525,050 20,566
Insight Enterprises Inc
(e)
2,411 148
Inspired Entertainment Inc
(e)
1,485 11
Lumentum Holdings Inc
(e)
40,526 2,539
MAXIMUS Inc 36,839 2,828
Mitek Systems Inc
(e)
5,220 50
MTS Systems Corp 730 41
OneSpan Inc
(e)
2,916 55
PAR Technology Corp
(d),(e)
1,350 34
Parsons Corp
(e)
2,422 86
Perspecta Inc 3,572 95
PlayAGS Inc
(e)
142,989 1,650
Presidio Inc 1,445 24
Qualys Inc
(e)
4,789 409
Rapid7 Inc
(e)
306,981 15,377
Rimini Street Inc
(e)
3,959 16
Science Applications International Corp 7,703 636

Schedule of Investments
SmallCap Growth Fund I
October 31, 2019
See accompanying notes.
467
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
SecureWorks Corp
(e)
433 $ 5
Tenable Holdings Inc
(e)
4,441 112
TTEC Holdings Inc 1,803 85
Unisys Corp
(e)
5,288 54
USA Technologies Inc
(d),(e)
217,718 1,411
Varonis Systems Inc
(e)
85,617 6,126
Virtusa Corp
(e)
5,007 187
Vocera Communications Inc
(d),(e)
73,169 1,458
$ 59,318
Consumer Products - 0.04%
Helen of Troy Ltd
(e)
3,295 494
WD-40 Co 1,228 230
$ 724
Cosmetics & Personal Care - 0.01%
elf Beauty Inc
(e)
872 15
Inter Parfums Inc 1,534 119
Revlon Inc
(d),(e)
899 23
$ 157
Distribution & Wholesale - 2.91%
Core-Mark Holding Co Inc 6,991 213
EVI Industries Inc
(d)
661 23
H&E Equipment Services Inc 223,120 7,572
IAA Inc
(e)
292,180 11,147
Pool Corp 40,510 8,402
SiteOne Landscape Supply Inc
(e)
277,452 24,432
Systemax Inc 1,426 31
$ 51,820
Diversified Financial Services - 3.08%
Ares Management Corp 273,416 8,085
Artisan Partners Asset Management Inc 4,078 112
Assetmark Financial Holdings Inc
(e)
186,378 5,114
Blucora Inc
(e)
4,120 89
Cohen & Steers Inc 1,996 131
Cowen Inc
(e)
1,705 26
Curo Group Holdings Corp
(e)
2,243 31
Deluxe Corp 1,386 72
Diamond Hill Investment Group Inc 365 51
Elevate Credit Inc
(e)
3,044 12
Enova International Inc
(e)
2,706 64
Federal Agricultural Mortgage Corp 350 30
Federated Investors Inc 11,977 383
Focus Financial Partners Inc
(e)
3,736 82
GAMCO Investors Inc 848 13
Greenhill & Co Inc 2,111 34
Hamilton Lane Inc 246,818 14,715
Hannon Armstrong Sustainable Infrastructure
Capital Inc
2,271 68
Houlihan Lokey Inc 167,084 7,897
I3 Verticals Inc
(e)
1,867 38
Ladenburg Thalmann Financial Services Inc 14,207 32
LendingTree Inc
(e)
20,216 7,275
Marlin Business Services Corp 546 13
Moelis & Co 105,357 3,759
Mr Cooper Group Inc
(e)
4,845 62
Paysign Inc
(d),(e)
4,157 45
PennyMac Financial Services Inc 646 20
PJT Partners Inc 1,693 70
Pzena Investment Management Inc 2,752 23
Regional Management Corp
(e)
697 20
Sculptor Capital Management Inc 1,115 20
Siebert Financial Corp
(e)
1,396 13
Silvercrest Asset Management Group Inc 1,288 15
Stifel Financial Corp 116,674 6,531
Virtus Investment Partners Inc 133 14
World Acceptance Corp
(e)
472 49
$ 55,008
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0.03%
Atlantic Power Corp
(e)
8,368 $ 19
El Paso Electric Co 1,241 83
Genie Energy Ltd
(d)
1,445 11
MGE Energy Inc 1,158 89
Ormat Technologies Inc 1,945 149
Otter Tail Corp 2,473 140
Spark Energy Inc 1,728 17
$ 508
Electrical Components & Equipment - 1.54%
American Superconductor Corp
(e)
1,249 10
EnerSys 2,478 166
Generac Holdings Inc
(e)
7,817 755
Graham Corp 321 7
Littelfuse Inc 83,958 14,740
Novanta Inc
(e)
118,788 10,579
Universal Display Corp 5,711 1,143
Vicor Corp
(e)
2,230 81
$ 27,481
Electronics - 1.21%
Advanced Energy Industries Inc
(e)
5,340 316
Alarm.com Holdings Inc
(e)
64,434 3,183
Allied Motion Technologies Inc 1,000 38
Atkore International Group Inc
(e)
7,406 257
Badger Meter Inc 2,512 145
Brady Corp 5,621 317
FARO Technologies Inc
(e)
2,039 97
Fitbit Inc
(e)
6,380 39
Fluidigm Corp
(e)
9,567 47
GoPro Inc
(d),(e)
14,521 60
II-VI Inc
(e)
8,191 272
IntriCon Corp
(e)
1,255 26
Itron Inc
(e)
4,695 358
Kimball Electronics Inc
(e)
832 12
Mesa Laboratories Inc
(d)
476 108
Napco Security Technologies Inc
(e)
1,549 47
NVE Corp 608 38
OSI Systems Inc
(e)
71,646 7,111
Plexus Corp
(e)
1,229 91
Sanmina Corp
(e)
3,474 107
Stoneridge Inc
(e)
582 18
Transcat Inc
(e)
1,073 34
Vishay Precision Group Inc
(e)
1,029 35
Watts Water Technologies Inc 2,482 231
Woodward Inc 80,691 8,606
ZAGG Inc
(e)
802 6
$ 21,599
Energy - Alternate Sources - 0.02%
Enphase Energy Inc
(e)
8,172 159
Sunrun Inc
(e)
9,889 153
TerraForm Power Inc 8,058 137
$ 449
Engineering & Construction - 1.20%
Argan Inc 1,592 60
Comfort Systems USA Inc 5,468 276
Construction Partners Inc
(e)
945 16
Dycom Industries Inc
(e)
2,252 103
EMCOR Group Inc 5,620 493
Exponent Inc 6,959 442
Granite Construction Inc 692 16
Great Lakes Dredge & Dock Corp
(e)
7,077 76
IES Holdings Inc
(e)
817 16
Iteris Inc
(e)
4,429 24
MasTec Inc
(e)
7,900 497
Mistras Group Inc
(e)
724 11
MYR Group Inc
(e)
2,065 71
NV5 Global Inc
(e)
57,147 4,139
Primoris Services Corp 3,915 80
Sterling Construction Co Inc
(e)
1,138 19
TopBuild Corp
(e)
124,986 12,990

Schedule of Investments
SmallCap Growth Fund I
October 31, 2019
See accompanying notes.
468
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Tutor Perini Corp
(e)
133,790 $ 2,070
VSE Corp 293 11
WillScot Corp
(e)
4,386 69
$ 21,479
Entertainment - 0.97%
Churchill Downs Inc 70,093 9,112
Eldorado Resorts Inc
(e)
5,881 263
Eros International PLC
(d),(e)
3,233 7
Everi Holdings Inc
(e)
231,884 2,333
IMAX Corp
(e)
7,774 166
Liberty Media Corp-Liberty Braves - A Shares
(e)
1,320 39
Liberty Media Corp-Liberty Braves - C Shares
(e)
4,335 128
Marriott Vacations Worldwide Corp 722 79
Monarch Casino & Resort Inc
(e)
1,203 52
Penn National Gaming Inc
(e)
1,236 26
Red Rock Resorts Inc 6,210 135
Scientific Games Corp
(e)
4,947 119
SeaWorld Entertainment Inc
(e)
180,039 4,756
Twin River Worldwide Holdings Inc 2,496 63
$ 17,278
Environmental Control - 2.55%
Advanced Disposal Services Inc
(e)
6,090 200
AquaVenture Holdings Ltd
(e)
418 8
Casella Waste Systems Inc
(e)
3,948 172
CECO Environmental Corp
(e)
754 5
Covanta Holding Corp 10,557 152
Energy Recovery Inc
(e)
5,009 47
Evoqua Water Technologies Corp
(e)
6,673 116
Heritage-Crystal Clean Inc
(e)
1,458 39
NRC Group Holdings Corp
(d),(e)
1,245 15
Pure Cycle Corp
(e)
2,463 28
Tetra Tech Inc 220,284 19,268
Waste Connections Inc 275,303 25,438
$ 45,488
Food - 2.44%
B&G Foods Inc
(d)
3,699 58
BellRing Brands Inc
(e)
319,376 5,580
Bridgford Foods Corp
(e)
380 9
Calavo Growers Inc 19,594 1,699
Chefs' Warehouse Inc/The
(e)
271,267 8,985
Grocery Outlet Holding Corp
(e)
208,931 6,665
Hain Celestial Group Inc/The
(e)
504,121 11,918
HF Foods Group Inc
(e)
1,180 23
J&J Snack Foods Corp 1,351 258
John B Sanfilippo & Son Inc 1,117 119
Lancaster Colony Corp 1,842 256
Nathan's Famous Inc 217 17
Performance Food Group Co
(e)
13,291 566
Sanderson Farms Inc 2,156 334
Simply Good Foods Co/The
(e)
283,020 6,945
Tootsie Roll Industries Inc 1,936 66
$ 43,498
Forest Products & Paper - 0.01%
Neenah Inc 2,089 135
Verso Corp
(e)
951 14
$ 149
Gas - 0.02%
Chesapeake Utilities Corp 1,389 131
New Jersey Resources Corp 589 26
Northwest Natural Holding Co 386 27
South Jersey Industries Inc 1,110 36
Southwest Gas Holdings Inc 1,051 92
$ 312
Hand & Machine Tools - 0.31%
Franklin Electric Co Inc 6,306 340
Luxfer Holdings PLC 2,914 49
MSA Safety Inc 42,562 5,110
$ 5,499
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 4.88%
Accelerate Diagnostics Inc
(d),(e)
3,561 $ 55
Accuray Inc
(e)
13,420 35
Alphatec Holdings Inc
(e)
4,692 32
Apyx Medical Corp
(e)
1,719 11
AtriCure Inc
(e)
98,075 2,608
Atrion Corp 209 176
Avedro Inc
(e)
1,094 25
Axogen Inc
(e)
4,474 56
Axonics Modulation Technologies Inc
(e)
2,031 50
BioLife Solutions Inc
(e)
1,241 21
BioSig Technologies Inc
(d),(e)
2,294 15
BioTelemetry Inc
(e)
4,757 187
Cardiovascular Systems Inc
(e)
3,013 134
CareDx Inc
(e)
4,521 118
Celcuity Inc
(e)
860 14
Cerus Corp
(e)
16,288 71
Conformis Inc
(e)
11,023 21
CONMED Corp 3,593 395
CryoLife Inc
(e)
4,521 101
Cutera Inc
(e)
1,905 60
CytoSorbents Corp
(d),(e)
4,822 23
Establishment Labs Holdings Inc
(d),(e)
7,809 145
GenMark Diagnostics Inc
(e)
7,763 44
Genomic Health Inc
(e)
3,124 208
Glaukos Corp
(e)
3,229 206
Globus Medical Inc
(e)
9,615 504
Haemonetics Corp
(e)
45,855 5,536
Hanger Inc
(e)
1,136 26
Henry Schein Inc
(e)
52,856 3,308
Inogen Inc
(e)
2,249 122
Inspire Medical Systems Inc
(e)
1,750 107
Insulet Corp
(e)
45,080 6,551
Integer Holdings Corp
(e)
72,656 5,626
Integra LifeSciences Holdings Corp
(e)
221,633 12,868
Intersect ENT Inc
(e)
4,077 73
iRadimed Corp
(e)
961 24
iRhythm Technologies Inc
(e)
126,689 8,466
Lantheus Holdings Inc
(e)
5,020 105
LeMaitre Vascular Inc 1,823 63
LivaNova PLC
(e)
41,333 2,923
Meridian Bioscience Inc 1,399 14
Merit Medical Systems Inc
(e)
86,063 1,778
Misonix Inc
(e)
1,302 23
NanoString Technologies Inc
(e)
3,953 89
Natus Medical Inc
(e)
5,098 172
Nevro Corp
(e)
2,677 231
Novocure Ltd
(e)
7,787 558
NuVasive Inc
(e)
6,662 470
Orthofix Medical Inc
(e)
1,821 77
OrthoPediatrics Corp
(e)
21,799 844
Penumbra Inc
(e)
54,109 8,439
Pulse Biosciences Inc
(d),(e)
1,502 21
Quanterix Corp
(e)
1,732 36
Quidel Corp
(e)
4,723 269
Repligen Corp
(e)
6,046 481
Rockwell Medical Inc
(e)
8,524 19
Shockwave Medical Inc
(e)
911 31
Sientra Inc
(e)
4,277 27
Silk Road Medical Inc
(e)
182,566 6,046
STAAR Surgical Co
(e)
3,933 129
Surmodics Inc
(e)
1,683 80
Tactile Systems Technology Inc
(e)
155,473 7,062
Tandem Diabetes Care Inc
(e)
110,903 6,829
Utah Medical Products Inc 458 47
Varex Imaging Corp
(e)
60,900 1,827
Wright Medical Group NV 11,295 235
Zynex Inc
(d)
2,724 25
$ 86,972

Schedule of Investments
SmallCap Growth Fund I
October 31, 2019
See accompanying notes.
469
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 4.24%
Addus HomeCare Corp
(e)
42,033 $ 3,539
Amedisys Inc
(e)
3,978 511
American Renal Associates Holdings Inc
(e)
2,254 19
Apollo Medical Holdings Inc
(d),(e)
1,210 18
Avalon GloboCare Corp
(e)
4,771 7
Castle Biosciences Inc
(d),(e)
349 8
Catalent Inc
(e)
216,374 10,527
Catasys Inc
(d),(e)
1,368 21
Cellular Biomedicine Group Inc
(e)
1,334 24
Charles River Laboratories International Inc
(e)
124,815 16,223
Ensign Group Inc/The 6,948 294
Genesis Healthcare Inc
(e)
13,997 18
ICON PLC
(e)
57,880 8,503
Invitae Corp
(d),(e)
310,961 5,009
Joint Corp/The
(e)
2,007 38
LHC Group Inc
(e)
98,362 10,916
Magellan Health Inc
(e)
2,030 132
Medpace Holdings Inc
(e)
3,730 275
Natera Inc
(e)
6,560 253
Neuronetics Inc
(e)
2,558 23
Pennant Group Inc/The
(e)
3,470 62
Personalis Inc
(e)
1,322 14
Providence Service Corp/The
(e)
1,476 94
RadNet Inc
(e)
5,407 84
Select Medical Holdings Corp
(e)
15,064 274
SI-BONE Inc
(e)
2,323 39
Surgery Partners Inc
(e)
1,632 13
Syneos Health Inc
(e)
1,224 61
Teladoc Health Inc
(d),(e)
237,780 18,215
Tenet Healthcare Corp
(e)
8,593 218
US Physical Therapy Inc 1,753 248
Vapotherm Inc
(e)
1,971 20
$ 75,700
Home Builders - 1.01%
Cavco Industries Inc
(e)
1,271 244
Century Communities Inc
(e)
1,442 44
Green Brick Partners Inc
(e)
638 6
Installed Building Products Inc
(e)
3,449 225
KB Home 3,508 125
LCI Industries 3,368 327
LGI Homes Inc
(e)
1,741 137
Meritage Homes Corp
(e)
72,734 5,243
Skyline Champion Corp
(e)
289,455 8,171
Taylor Morrison Home Corp
(e)
132,525 3,320
Winnebago Industries Inc 3,808 183
$ 18,025
Home Furnishings - 0.56%
Hamilton Beach Brands Holding Co 1,260 23
Hooker Furniture Corp 366 9
iRobot Corp
(d),(e)
2,404 116
Purple Innovation Inc
(d),(e)
407 3
Sleep Number Corp
(e)
201,839 9,712
Sonos Inc
(e)
8,512 111
Universal Electronics Inc
(e)
1,534 80
$ 10,054
Insurance - 1.26%
BRP Group Inc
(e)
175,922 2,850
Crawford & Co 2,114 22
eHealth Inc
(e)
29,487 2,036
Enstar Group Ltd
(e)
332 67
Essent Group Ltd 6,108 318
FedNat Holding Co 974 14
Global Indemnity Ltd 282 7
Health Insurance Innovations Inc
(d),(e)
1,256 33
Heritage Insurance Holdings Inc 593 8
Investors Title Co 55 8
James River Group Holdings Ltd 1,224 44
Kinsale Capital Group Inc 1,826 193
National General Holdings Corp 5,849 125
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
NMI Holdings Inc
(e)
8,514 $ 249
Palomar Holdings Inc
(e)
179,394 8,100
ProSight Global Inc
(e)
591 9
RLI Corp 3,537 344
Selective Insurance Group Inc 3,400 235
State Auto Financial Corp 263 9
Trupanion Inc
(d),(e)
329,085 7,799
United Fire Group Inc 286 13
Universal Insurance Holdings Inc 1,380 38
$ 22,521
Internet - 4.25%
1-800-Flowers.com Inc
(e)
3,254 46
8x8 Inc
(e)
8,373 162
Anaplan Inc
(e)
136,701 6,452
Boingo Wireless Inc
(e)
71,724 679
Cardlytics Inc
(d),(e)
1,712 72
Cargurus Inc
(e)
9,816 330
Cars.com Inc
(e)
1,454 17
ChannelAdvisor Corp
(e)
3,970 37
Cogent Communications Holdings Inc 72,734 4,265
Despegar.com Corp
(e)
311,888 3,487
Endurance International Group Holdings Inc
(e)
9,513 37
ePlus Inc
(e)
2,011 157
Etsy Inc
(e)
292,149 12,998
Eventbrite Inc
(e)
4,556 82
EverQuote Inc
(d),(e)
23,242 472
Groupon Inc
(e)
40,378 112
HealthStream Inc
(e)
1,480 42
MakeMyTrip Ltd
(e)
381,295 8,777
Meet Group Inc/The
(e)
7,133 30
Mimecast Ltd
(e)
331,783 13,175
NIC Inc 10,970 258
OptimizeRx Corp
(e)
1,903 25
Perficient Inc
(e)
58,070 2,277
Proofpoint Inc
(e)
20,209 2,332
Q2 Holdings Inc
(e)
40,408 2,889
QuinStreet Inc
(e)
5,796 74
RealReal Inc/The
(d),(e)
363,484 8,400
RingCentral Inc
(e)
23,979 3,873
Rubicon Project Inc/The
(e)
4,149 35
Shutterstock Inc
(e)
2,440 99
Stitch Fix Inc
(d),(e)
154,229 3,525
TechTarget Inc
(e)
2,999 73
Travelzoo
(e)
1,185 12
Tucows Inc
(d),(e)
1,220 68
Yelp Inc
(e)
9,239 319
Zix Corp
(e)
7,059 47
$ 75,735
Investment Companies - 0.00%
Altus Midstream Co
(e)
6,880 15
Iron & Steel - 0.09%
AK Steel Holding Corp
(e)
18,641 44
Carpenter Technology Corp 30,680 1,504
Cleveland-Cliffs Inc
(d)
3,539 25
$ 1,573
Leisure Products & Services - 2.04%
Clarus Corp 275,463 3,512
Fox Factory Holding Corp
(e)
3,324 203
Johnson Outdoors Inc 458 27
Liberty TripAdvisor Holdings Inc
(e)
9,412 91
Lindblad Expeditions Holdings Inc
(e)
257,862 4,059
Malibu Boats Inc
(e)
2,702 88
Marine Products Corp 1,168 16
MasterCraft Boat Holdings Inc
(e)
2,654 42
OneSpaWorld Holdings Ltd
(d),(e)
459,820 7,150
Planet Fitness Inc
(e)
266,171 16,944
YETI Holdings Inc
(d),(e)
125,807 4,190
$ 36,322

Schedule of Investments
SmallCap Growth Fund I
October 31, 2019
See accompanying notes.
470
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0.74%
Boyd Gaming Corp 6,528 $ 178
Choice Hotels International Inc 147,027 13,009
Target Hospitality Corp
(e)
4,457 24
$ 13,211
Machinery - Construction & Mining - 0.64%
BWX Technologies Inc 190,873 11,090
SPX Corp
(e)
5,544 252
Terex Corp 4,240 117
$ 11,459
Machinery - Diversified - 2.78%
Alamo Group Inc 1,473 158
Albany International Corp 4,181 351
Applied Industrial Technologies Inc 5,531 331
Cactus Inc 135,936 4,040
Chart Industries Inc
(e)
228,585 13,401
Columbus McKinnon Corp/NY 1,880 71
CSW Industrials Inc 1,803 125
Gardner Denver Holdings Inc
(e)
172,608 5,494
Gencor Industries Inc
(e)
790 10
Gorman-Rupp Co/The 654 24
Ichor Holdings Ltd
(e)
826 24
IDEX Corp 91,753 14,270
Kadant Inc 1,303 118
Lindsay Corp 484 46
Mueller Water Products Inc - Class A 8,773 103
Nordson Corp 53,020 8,314
Ranpak Corp
(e),(g)
347,507 2,075
Ranpak Holdings Corp
(d),(e)
46,340 277
Tennant Co 1,553 120
Welbilt Inc
(e)
11,623 220
$ 49,572
Media - 0.02%
Central European Media Enterprises Ltd
(e)
11,884 53
Entravision Communications Corp 3,029 9
Gray Television Inc
(e)
3,265 53
Hemisphere Media Group Inc
(e)
2,197 28
Meredith Corp 3,518 133
Value Line Inc 235 5
$ 281
Metal Fabrication & Hardware - 0.50%
Advanced Drainage Systems Inc 3,215 119
AZZ Inc 2,233 87
Helios Technologies Inc 2,729 108
Lawson Products Inc/DE
(e)
680 31
LB Foster Co
(e)
246 4
Mayville Engineering Co Inc
(e)
1,252 11
Mueller Industries Inc 5,446 168
Omega Flex Inc 398 37
RBC Bearings Inc
(e)
50,837 8,156
Rexnord Corp
(e)
1,025 29
Ryerson Holding Corp
(e)
2,511 22
Worthington Industries Inc 1,786 66
$ 8,838
Mining - 0.02%
Compass Minerals International Inc 3,005 170
Kaiser Aluminum Corp 1,286 138
Novagold Resources Inc
(e)
15,181 110
Pan American Silver - CVR
(e),(g)
14,693 3
United States Lime & Minerals Inc 113 10
Uranium Energy Corp
(e)
20,925 20
$ 451
Miscellaneous Manufacturers - 2.66%
Actuant Corp 2,535 63
Axon Enterprise Inc
(e)
187,354 9,579
Carlisle Cos Inc 52,054 7,926
Chase Corp 905 106
EnPro Industries Inc 215 15
ESCO Technologies Inc 56,301 4,757
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Fabrinet
(e)
4,846 $ 272
Federal Signal Corp 8,434 274
Hexcel Corp 235,102 17,543
Hillenbrand Inc 3,638 112
John Bean Technologies Corp 60,832 6,252
Myers Industries Inc 4,715 80
Proto Labs Inc
(e)
2,413 234
Raven Industries Inc 3,170 111
Sturm Ruger & Co Inc 1,973 90
$ 47,414
Office & Business Equipment - 0.00%
AstroNova Inc 1,107 18
Pitney Bowes Inc 10,556 46
$ 64
Office Furnishings - 0.06%
Herman Miller Inc 8,224 382
HNI Corp 5,550 211
Interface Inc 6,457 107
Kimball International Inc 4,076 83
Knoll Inc 7,775 208
Steelcase Inc 5,770 101
$ 1,092
Oil & Gas - 0.12%
Brigham Minerals Inc 1,437 27
CVR Energy Inc 1,587 75
Evolution Petroleum Corp 3,330 19
Falcon Minerals Corp 1,295 8
Goodrich Petroleum Corp
(e)
1,122 11
Jagged Peak Energy Inc
(d),(e)
5,258 37
Matador Resources Co
(e)
1,157 16
Murphy USA Inc
(e)
1,226 145
PrimeEnergy Resources Corp
(e)
59 9
Ring Energy Inc
(e)
3,396 6
Rosehill Resources Inc
(e)
3,707 6
SilverBow Resources Inc
(e)
501 4
Tellurian Inc
(d),(e)
11,139 89
Viper Energy Partners LP 67,930 1,635
$ 2,087
Oil & Gas Services - 0.22%
DMC Global Inc 83,072 3,717
FTS International Inc
(e)
3,503 5
Liberty Oilfield Services Inc 1,854 17
MRC Global Inc
(e)
959 11
ProPetro Holding Corp
(e)
5,844 45
Solaris Oilfield Infrastructure Inc 3,862 41
Thermon Group Holdings Inc
(e)
1,391 33
US Well Services Inc
(e)
2,913 6
$ 3,875
Packaging & Containers - 0.00%
UFP Technologies Inc
(e)
255 11
Pharmaceuticals - 4.60%
Adamas Pharmaceuticals Inc
(e)
118,337 486
Aeglea BioTherapeutics Inc
(e)
665 5
Aerie Pharmaceuticals Inc
(d),(e)
78,665 1,746
Aimmune Therapeutics Inc
(e)
266,267 7,407
Akcea Therapeutics Inc
(e)
1,581 29
Akorn Inc
(e)
2,925 15
Alector Inc
(d),(e)
3,520 59
Amneal Pharmaceuticals Inc
(e)
14,166 44
Amphastar Pharmaceuticals Inc
(e)
4,551 88
Antares Pharma Inc
(e)
20,909 70
Artana Therapeutics
(e),(f),(g)
6,221 —
Arvinas Inc
(e)
2,421 50
Ascendis Pharma A/S ADR
(e)
36,628 4,050
Athenex Inc
(e)
7,989 88
Axcella Health Inc
(e)
193 1
Axsome Therapeutics Inc
(d),(e)
119,857 2,886
Beyondspring Inc
(d),(e)
1,393 16

Schedule of Investments
SmallCap Growth Fund I
October 31, 2019
See accompanying notes.
471
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
BioDelivery Sciences International Inc
(e)
400,621 $ 2,315
BioSpecifics Technologies Corp
(e)
769 37
Bioxcel Therapeutics Inc
(d),(e)
1,104 5
Catalyst Pharmaceuticals Inc
(e)
228,712 1,081
Checkpoint Therapeutics Inc
(e)
4,219 8
Clovis Oncology Inc
(d),(e)
6,197 20
Coherus Biosciences Inc
(e)
105,142 1,827
Collegium Pharmaceutical Inc
(e)
129,527 1,555
Corbus Pharmaceuticals Holdings Inc
(d),(e)
7,624 39
Corcept Therapeutics Inc
(e)
13,677 200
Corium International Inc
(e),(g)
4,418 1
CorMedix Inc
(d),(e)
3,262 18
Cyclerion Therapeutics Inc
(e)
3,097 7
Cytokinetics Inc
(e)
6,140 72
Dova Pharmaceuticals Inc
(e)
1,079 31
Eagle Pharmaceuticals Inc/DE
(e)
1,118 70
Enanta Pharmaceuticals Inc
(e)
1,966 120
Endo International PLC
(e)
3,703 17
Flexion Therapeutics Inc
(d),(e)
4,269 73
G1 Therapeutics Inc
(e)
2,447 52
Galectin Therapeutics Inc
(d),(e)
4,439 18
Global Blood Therapeutics Inc
(e)
68,205 3,270
Gritstone Oncology Inc
(d),(e)
917 7
GW Pharmaceuticals PLC ADR
(d),(e)
13,184 1,764
Harpoon Therapeutics Inc
(e)
421 6
Heron Therapeutics Inc
(e)
8,673 184
Heska Corp
(e)
926 75
Hookipa Pharma Inc
(d),(e)
248 2
Horizon Therapeutics Plc
(e)
227,625 6,581
Intellia Therapeutics Inc
(e)
3,318 41
Ironwood Pharmaceuticals Inc
(e)
18,133 182
Kadmon Holdings Inc
(e)
16,746 48
KalVista Pharmaceuticals Inc
(e)
1,529 16
Kodiak Sciences Inc
(e)
2,777 57
Kura Oncology Inc
(e)
92,598 1,387
La Jolla Pharmaceutical Co
(e)
2,670 19
Lifevantage Corp
(e)
2,181 30
LogicBio Therapeutics Inc
(e)
1,320 13
Madrigal Pharmaceuticals Inc
(d),(e)
22,778 2,106
MannKind Corp
(d),(e)
23,144 30
MediciNova Inc
(e)
5,250 42
Millendo Therapeutics Inc
(e)
1,484 11
Minerva Neurosciences Inc
(e)
3,451 16
Mirum Pharmaceuticals Inc
(e)
140,448 1,008
Momenta Pharmaceuticals Inc
(e)
11,601 180
Morphic Holding Inc
(e)
483 7
MyoKardia Inc
(e)
3,935 226
Neogen Corp
(e)
6,592 429
Neurocrine Biosciences Inc
(e)
126,887 12,624
Odonate Therapeutics Inc
(e)
1,466 47
Option Care Health Inc
(e)
4,164 15
Pacira BioSciences Inc
(e)
5,737 232
PhaseBio Pharmaceuticals Inc
(e)
2,335 10
Portola Pharmaceuticals Inc
(e)
105,569 3,052
Principia Biopharma Inc
(e)
1,519 54
Progenics Pharmaceuticals Inc
(e)
10,840 58
Protagonist Therapeutics Inc
(e)
1,297 17
Ra Pharmaceuticals Inc
(e)
127,117 5,984
Reata Pharmaceuticals Inc
(d),(e)
33,121 6,825
Recro Pharma Inc
(e)
2,352 37
Revance Therapeutics Inc
(e)
143,676 2,250
Rhythm Pharmaceuticals Inc
(e)
2,809 60
Sarepta Therapeutics Inc
(e)
16,600 1,379
Seres Therapeutics Inc
(e)
3,644 13
SIGA Technologies Inc
(e)
7,695 43
Spectrum Pharmaceuticals Inc
(e)
12,627 98
Spero Therapeutics Inc
(e)
66 1
Supernus Pharmaceuticals Inc
(e)
7,208 200
Sutro Biopharma Inc
(e)
378 4
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Synergy Pharmaceuticals Inc
(e),(f),(g)
28,172 $ —
Syros Pharmaceuticals Inc
(e)
4,441 23
TG Therapeutics Inc
(d),(e)
8,661 59
Tricida Inc
(e)
2,703 101
Turning Point Therapeutics Inc
(e)
72,200 2,769
UroGen Pharma Ltd
(e)
2,284 52
USANA Health Sciences Inc
(e)
1,628 121
Vanda Pharmaceuticals Inc
(e)
6,406 87
Verrica Pharmaceuticals Inc
(e)
1,088 15
Voyager Therapeutics Inc
(e)
2,952 45
Xencor Inc
(e)
5,546 190
Zogenix Inc
(e)
70,853 3,163
$ 81,971
Pipelines - 0.14%
New Fortress Energy LLC
(e)
149,870 2,584
NextDecade Corp
(e)
1,503 9
$ 2,593
Private Equity - 0.01%
Kennedy-Wilson Holdings Inc 5,558 128
Safeguard Scientifics Inc
(e)
2,463 28
$ 156
Real Estate - 0.05%
Cushman & Wakefield PLC
(e)
8,614 160
Griffin Industrial Realty Inc 274 11
Legacy Housing Corp
(e)
566 9
Marcus & Millichap Inc
(e)
2,596 93
McGrath RentCorp 2,848 217
Newmark Group Inc 11,492 122
Redfin Corp
(d),(e)
7,880 137
RMR Group Inc/The 1,980 96
Safehold Inc 407 14
$ 859
REITs - 0.90%
Agree Realty Corp 26,840 2,114
Alexander's Inc 270 93
American Assets Trust Inc 6,700 328
American Finance Trust Inc
(d)
895 13
Armada Hoffler Properties Inc 2,447 46
Bluerock Residential Growth REIT Inc 3,330 40
CareTrust REIT Inc 10,446 253
Clipper Realty Inc 2,157 21
Community Healthcare Trust Inc 1,470 71
Easterly Government Properties Inc 1,442 32
EastGroup Properties Inc 4,746 636
Essential Properties Realty Trust Inc 3,113 80
First Industrial Realty Trust Inc 4,343 183
Four Corners Property Trust Inc 6,086 174
GEO Group Inc/The 10,647 162
Gladstone Commercial Corp 1,444 34
Industrial Logistics Properties Trust 118,022 2,507
Innovative Industrial Properties Inc
(d)
1,326 101
iStar Inc 5,372 70
LTC Properties Inc 1,797 93
Monmouth Real Estate Investment Corp 188,050 2,836
National Health Investors Inc 2,713 233
National Storage Affiliates Trust 8,375 286
New Senior Investment Group Inc 5,276 37
NexPoint Residential Trust Inc 2,346 114
PS Business Parks Inc 2,642 477
QTS Realty Trust Inc 31,826 1,706
Ryman Hospitality Properties Inc 4,074 343
Saul Centers Inc 1,373 73
Seritage Growth Properties 335 15
STAG Industrial Inc 80,080 2,486
Tanger Factory Outlet Centers Inc
(d)
8,158 131
Terreno Realty Corp 1,676 95
Uniti Group Inc 16,591 115
Universal Health Realty Income Trust 998 119
$ 16,117

Schedule of Investments
SmallCap Growth Fund I
October 31, 2019
See accompanying notes.
472
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 5.95%
American Eagle Outfitters Inc 261,797 $ 4,027
America's Car-Mart Inc/TX
(e)
790 72
Asbury Automotive Group Inc
(e)
2,813 290
Beacon Roofing Supply Inc
(e)
1,231 38
Biglari Holdings Inc
(e)
166 14
BJ's Restaurants Inc 2,512 99
BJ's Wholesale Club Holdings Inc
(e)
6,474 173
Bloomin' Brands Inc 12,894 255
Boot Barn Holdings Inc
(e)
2,461 86
Brinker International Inc 4,624 206
Carrols Restaurant Group Inc
(e)
212,335 1,514
Casey's General Stores Inc 47,737 8,154
Cheesecake Factory Inc/The 6,117 256
Children's Place Inc/The
(d)
53,912 4,415
Chuy's Holdings Inc
(e)
76,759 1,871
Cracker Barrel Old Country Store Inc 2,602 405
Dave & Buster's Entertainment Inc 3,221 128
Del Taco Restaurants Inc
(e)
186,536 1,424
Denny's Corp
(e)
7,641 154
Designer Brands Inc 2,011 33
Dine Brands Global Inc 903 66
Duluth Holdings Inc
(d),(e)
1,832 17
FirstCash Inc 3,748 316
Five Below Inc
(e)
143,044 17,896
Foundation Building Materials Inc
(e)
816 15
Freshpet Inc
(e)
377,153 19,710
GMS Inc
(e)
1,991 60
Habit Restaurants Inc/The
(e)
105,829 1,112
Hibbett Sports Inc
(e)
410 10
Hudson Ltd
(e)
293,554 3,646
Jack in the Box Inc 64,763 5,442
Kura Sushi USA Inc
(e)
407 7
La-Z-Boy Inc 3,766 134
Lithia Motors Inc 2,052 323
Lovesac Co/The
(e)
239,688 3,914
MarineMax Inc
(e)
433 7
National Vision Holdings Inc
(e)
419,112 9,975
Noodles & Co
(d),(e)
184,060 981
Ollie's Bargain Outlet Holdings Inc
(e)
81,749 5,222
Papa John's International Inc
(d)
1,821 107
PetIQ Inc
(d),(e)
2,569 63
PetMed Express Inc
(d)
968 23
PriceSmart Inc 620 46
Regis Corp
(e)
465 10
RH
(e)
821 149
Ruth's Hospitality Group Inc 3,783 78
Shake Shack Inc
(e)
2,617 215
Tailored Brands Inc
(d)
6,258 29
Texas Roadhouse Inc 8,709 492
Tilly's Inc 139,091 1,427
Urban Outfitters Inc
(e)
88,857 2,550
Wingstop Inc 101,023 8,428
Winmark Corp 132 24
$ 106,108
Savings & Loans - 0.66%
Axos Financial Inc
(e)
95,350 2,770
Entegra Financial Corp
(e)
178 5
First Capital Inc
(d)
72 4
FS Bancorp Inc 138 8
Greene County Bancorp Inc 459 13
Hingham Institution for Savings 97 18
HomeTrust Bancshares Inc 704 19
Malvern Bancorp Inc
(e)
349 8
Meridian Bancorp Inc 1,020 20
OceanFirst Financial Corp 162,564 3,890
Pacific Premier Bancorp Inc 145,681 4,918
Southern Missouri Bancorp Inc 148 5
United Community Financial Corp/OH 1,277 15
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans (continued)
Waterstone Financial Inc 494 $ 9
$ 11,702
Semiconductors - 2.70%
Adesto Technologies Corp
(e)
2,934 27
Ambarella Inc
(e)
1,186 62
Brooks Automation Inc 5,472 232
Cabot Microelectronics Corp 3,736 565
CEVA Inc
(e)
2,506 68
Cree Inc
(e)
72,765 3,473
Diodes Inc
(e)
2,399 112
DSP Group Inc
(e)
1,220 18
FormFactor Inc
(e)
3,093 68
Impinj Inc
(e)
1,875 62
Inphi Corp
(e)
88,459 6,358
Lattice Semiconductor Corp
(e)
503,945 9,873
MACOM Technology Solutions Holdings Inc
(e)
28,600 650
Marvell Technology Group Ltd 151,055 3,684
MaxLinear Inc
(e)
5,800 110
Monolithic Power Systems Inc 59,782 8,962
Onto Innovation Inc
(e)
1,482 48
Power Integrations Inc 3,787 345
Semtech Corp
(e)
5,381 272
Silicon Laboratories Inc
(e)
123,354 13,105
Xperi Corp 1,486 30
$ 48,124
Software - 9.23%
ACI Worldwide Inc
(e)
15,450 485
Altair Engineering Inc
(e)
3,404 126
American Software Inc/GA 2,528 41
Appfolio Inc
(e)
29,510 2,870
Appian Corp
(e)
2,749 123
Aspen Technology Inc
(e)
139,580 16,067
Avid Technology Inc
(e)
4,340 29
Bandwidth Inc
(e)
1,590 89
Benefitfocus Inc
(e)
3,469 79
Blackbaud Inc 38,124 3,200
Blackline Inc
(d),(e)
170,430 7,966
Bottomline Technologies DE Inc
(e)
3,789 155
Box Inc
(e)
12,831 217
Brightcove Inc
(e)
5,283 50
Broadridge Financial Solutions Inc 37,249 4,664
Castlight Health Inc
(e)
16,884 26
Cision Ltd
(e)
11,336 114
Cloudera Inc
(d),(e)
1,697 14
CommVault Systems Inc
(e)
6,021 299
Cornerstone OnDemand Inc
(e)
7,802 457
CSG Systems International Inc 5,113 295
Digital Turbine Inc
(e)
10,534 74
Dynatrace Inc
(e)
467,457 9,456
Ebix Inc 2,777 118
eGain Corp
(e)
3,323 25
Envestnet Inc
(e)
4,242 265
Everbridge Inc
(e)
115,902 8,057
Evolent Health Inc
(e)
3,100 24
Exela Technologies Inc
(e)
7,022 4
Fair Isaac Corp
(e)
17,965 5,462
Five9 Inc
(e)
166,256 9,229
Glu Mobile Inc
(e)
498,405 2,955
Guidewire Software Inc
(e)
81,876 9,231
Health Catalyst Inc
(d),(e)
103,338 3,323
HubSpot Inc
(e)
56,490 8,762
Ideanomics Inc
(d),(e)
8,689 10
Inovalon Holdings Inc
(e)
6,322 99
Instructure Inc
(e)
2,963 138
Intelligent Systems Corp
(e)
940 42
j2 Global Inc 6,169 586
LivePerson Inc
(e)
5,408 222
Majesco
(e)
1,726 15
MicroStrategy Inc
(e)
1,422 218

Schedule of Investments
SmallCap Growth Fund I
October 31, 2019
See accompanying notes.
473
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MobileIron Inc
(e)
11,890 $ 74
Model N Inc
(e)
140,786 4,195
New Relic Inc
(e)
22,307 1,429
NextGen Healthcare Inc
(e)
6,850 116
Omnicell Inc
(e)
5,365 378
PDF Solutions Inc
(e)
562 9
Phreesia Inc
(e)
88,749 2,629
Pluralsight Inc
(e)
252,602 4,567
Progress Software Corp 6,800 271
PROS Holdings Inc
(e)
97,655 5,004
QAD Inc 834 39
SailPoint Technologies Holding Inc
(e)
137,165 2,655
Simulations Plus Inc 1,658 59
Smartsheet Inc
(e)
139,756 5,506
SPS Commerce Inc
(e)
5,354 283
SVMK Inc
(e)
207,529 3,819
Tabula Rasa HealthCare Inc
(d),(e)
145,634 7,419
Upland Software Inc
(e)
2,761 103
Verint Systems Inc
(e)
8,656 393
Verra Mobility Corp
(e)
10,323 148
Workiva Inc
(e)
252,632 10,527
Yext Inc
(e)
8,300 137
Zuora Inc
(d),(e)
636,485 9,070
Zynga Inc
(e)
1,646,228 10,157
$ 164,668
Storage & Warehousing - 0.00%
Mobile Mini Inc 1,426 54
Telecommunications - 2.17%
A10 Networks Inc
(e)
7,240 54
Acacia Communications Inc
(e)
5,074 333
Airgain Inc
(e)
1,456 17
Anterix Inc
(e)
1,230 50
Calix Inc
(e)
3,046 23
Cambium Networks Corp
(e)
610 5
Casa Systems Inc
(e)
3,810 26
Ciena Corp
(e)
373,793 13,875
Clearfield Inc
(e)
1,540 19
DASAN Zhone Solutions Inc
(e)
1,447 11
Extreme Networks Inc
(e)
14,343 92
GCI Liberty Inc
(e)
240,783 16,850
Gogo Inc
(d),(e)
6,898 42
GTT Communications Inc
(d),(e)
4,038 30
IDT Corp - Class B
(e)
2,049 14
InterDigital Inc 2,803 150
Loral Space & Communications Inc
(e)
1,674 67
Plantronics Inc 2,959 117
RigNet Inc
(e)
2,362 12
Shenandoah Telecommunications Co 4,246 137
Sonim Technologies Inc
(e)
1,145 3
Viavi Solutions Inc
(e)
257,286 4,106
Vonage Holdings Corp
(e)
276,943 2,706
$ 38,739
Toys, Games & Hobbies - 0.00%
Funko Inc
(e)
2,198 40
Transportation - 1.46%
Air Transport Services Group Inc
(e)
161,949 3,387
Ardmore Shipping Corp
(e)
1,221 10
CryoPort Inc
(e)
4,079 57
Dorian LPG Ltd
(e)
1,011 13
Forward Air Corp 4,182 289
GasLog Ltd 3,387 46
Golar LNG Ltd 907 12
Heartland Express Inc 2,624 55
Knight-Swift Transportation Holdings Inc 399,459 14,565
PAM Transportation Services Inc
(e)
260 15
Radiant Logistics Inc
(e)
5,415 29
Saia Inc
(e)
83,721 7,467
Scorpio Bulkers Inc 2,134 14
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Universal Logistics Holdings Inc 1,223 $ 23
$ 25,982
Trucking & Leasing - 0.00%
Willis Lease Finance Corp
(e)
133 7
Water - 0.06%
American States Water Co 4,625 440
California Water Service Group 4,016 225
Global Water Resources Inc 1,359 16
Middlesex Water Co 1,274 86
SJW Group 2,334 169
York Water Co/The 1,390 61
$ 997
TOTAL COMMON STOCKS $ 1,724,820
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Metal Fabrication & Hardware - 0.00%
Steel Partners Holdings LP 6.00%, 02/07/2026 820 $ 18
TOTAL PREFERRED STOCKS $ 18
Total Investments $ 1,844,380
Other Assets and Liabilities -  (3.44)% (61,25 7 )
TOTAL NET ASSETS - 100.00% $ 1,783,12 3
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $67,983 or 3.81 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2,092 or 0.12%
of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 31.81%
Industrial 18.72%
Technology 15.26%
Consumer, Cyclical 14.72%
Financial 8.16%
Money Market Funds 6.64%
Communications 6.53%
Basic Materials 0.92%
Energy 0.50%
Utilities 0.11%
Domestic Equity Funds 0.07%
Other Assets and Liabilities
(3.44)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Growth Fund I
October 31, 2019
See accompanying notes.
474
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 41,265 $ 855,705 $ 804,647 $ 92,323
Principal Healthcare Innovators Index ETF — 383 155 248
Principal U.S. Small-Cap Multi-Factor Index ETF — 1,270 395 868
$ 41,265 $ 857,358 $ 805,197 $ 93,439
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 1,26 1 $ — $ — $ —
Principal Healthcare Innovators Index ETF — 7 — 13
Principal U.S. Small-Cap Multi-Factor Index ETF 15 (3) — (4)
$ 1,27 6 $ 4 $ — $ 9
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2019 Long 80 $ 6,254 $ 14
Total $ 14
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2019
See accompanying notes.
475
INVESTMENT COMPANIES - 4.26% Shares Held Value (000's)
Exchange-Traded Funds - 0.09%
iShares Core S&P Small-Cap ETF 14,044 $ 1,115
Money Market Funds - 4.17%
BlackRock Liquidity FedFund 1.71%
(a),(b)
9,403,214 9,403
Principal Government Money Market Fund
1.65%
(a),(b),(c)
43,977,746 43,978
$ 53,381
TOTAL INVESTMENT COMPANIES $ 54,496
COMMON STOCKS - 97.57% Shares Held Value (000's)
Aerospace & Defense - 1.93%
AAR Corp 55,483 2,316
Aerojet Rocketdyne Holdings Inc
(d)
121,834 5,267
AeroVironment Inc
(d)
36,326 2,106
Barnes Group Inc 80,092 4,681
Kaman Corp 46,918 2,753
Moog Inc 54,710 4,580
National Presto Industries Inc 8,478 730
Park Aerospace Corp 32,768 557
Triumph Group Inc 84,260 1,750
$ 24,740
Agriculture - 0.93%
Andersons Inc/The 54,872 1,011
Darling Ingredients Inc
(d)
277,306 5,352
Phibro Animal Health Corp 34,149 818
Universal Corp/VA 42,032 2,304
Vector Group Ltd
(e)
194,034 2,367
$ 11,852
Airlines - 0.87%
Allegiant Travel Co 22,231 3,720
Hawaiian Holdings Inc 79,599 2,277
SkyWest Inc 85,708 5,104
$ 11,101
Apparel - 1.48%
Crocs Inc
(d)
105,461 3,690
Kontoor Brands Inc 78,506 2,983
Oxford Industries Inc 28,647 1,973
Steven Madden Ltd 131,410 5,412
Unifi Inc
(d)
24,587 671
Wolverine World Wide Inc 143,499 4,259
$ 18,988
Automobile Manufacturers - 0.10%
Wabash National Corp 91,663 1,307
Automobile Parts & Equipment - 1.30%
American Axle & Manufacturing Holdings Inc
(d)
189,320 1,583
Cooper Tire & Rubber Co 84,457 2,385
Cooper-Standard Holdings Inc
(d)
28,449 906
Dorman Products Inc
(d)
49,115 3,534
Garrett Motion Inc
(d)
125,603 1,193
Gentherm Inc
(d)
55,518 2,319
Methode Electronics Inc 62,432 2,148
Motorcar Parts of America Inc
(d)
31,796 606
Standard Motor Products Inc 33,816 1,771
Titan International Inc 84,056 224
$ 16,669
Banks - 9.24%
Allegiance Bancshares Inc
(d)
32,736 1,089
Ameris Bancorp 109,995 4,713
Banner Corp 58,195 3,141
Cadence BanCorp 216,646 3,332
Central Pacific Financial Corp 48,068 1,390
City Holding Co 27,600 2,190
Columbia Banking System Inc 122,772 4,825
Community Bank System Inc 86,845 5,886
Customers Bancorp Inc
(d)
48,360 1,140
CVB Financial Corp 224,096 4,657
Eagle Bancorp Inc 58,142 2,625
First BanCorp/Puerto Rico 365,787 3,848
First Commonwealth Financial Corp 165,796 2,336
First Financial Bancorp 165,915 3,889
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Midwest Bancorp Inc/IL 185,949 $ 3,819
Flagstar Bancorp Inc 57,977 2,107
Franklin Financial Network Inc 22,401 745
Glacier Bancorp Inc 144,189 6,102
Great Western Bancorp Inc 95,840 3,342
Hanmi Financial Corp 52,059 1,002
Heritage Financial Corp/WA 62,079 1,709
HomeStreet Inc
(d)
41,066 1,232
Hope Bancorp Inc 213,238 3,043
Independent Bank Corp 57,847 4,748
Meta Financial Group Inc 58,658 1,857
National Bank Holdings Corp 52,413 1,803
NBT Bancorp Inc 73,686 2,929
OFG Bancorp 86,427 1,755
Old National Bancorp/IN 289,899 5,217
Opus Bank 36,610 908
Preferred Bank/Los Angeles CA 23,437 1,249
S&T Bancorp Inc 57,965 2,183
Seacoast Banking Corp of Florida
(d)
86,620 2,425
ServisFirst Bancshares Inc 77,497 2,712
Simmons First National Corp 162,610 3,890
Southside Bancshares Inc 53,399 1,840
Tompkins Financial Corp 20,839 1,824
Triumph Bancorp Inc
(d)
40,582 1,317
TrustCo Bank Corp NY 163,120 1,409
United Community Banks Inc/GA 133,106 4,021
Veritex Holdings Inc 81,946 2,018
Walker & Dunlop Inc 48,111 3,031
Westamerica Bancorporation 45,417 2,999
$ 118,297
Beverages - 0.31%
Coca-Cola Consolidated Inc 7,813 2,144
MGP Ingredients Inc 22,352 959
National Beverage Corp
(e)
19,621 862
$ 3,965
Biotechnology - 2.64%
Acorda Therapeutics Inc
(d)
80,926 134
AMAG Pharmaceuticals Inc
(d),(e)
57,063 554
ANI Pharmaceuticals Inc
(d)
15,648 1,222
Arrowhead Pharmaceuticals Inc
(d)
160,411 6,424
Cambrex Corp
(d)
56,703 3,387
Emergent BioSolutions Inc
(d)
73,826 4,220
Innoviva Inc
(d)
112,514 1,307
Medicines Co/The
(d)
124,212 6,520
Myriad Genetics Inc
(d)
124,331 4,186
NeoGenomics Inc
(d)
174,815 4,009
REGENXBIO Inc
(d)
52,660 1,879
$ 33,842
Building Materials - 2.36%
AAON Inc 68,412 3,329
American Woodmark Corp
(d)
26,201 2,598
Apogee Enterprises Inc 44,637 1,676
Boise Cascade Co 65,603 2,347
Gibraltar Industries Inc
(d)
54,240 2,887
Griffon Corp 71,685 1,528
Patrick Industries Inc
(d)
37,766 1,866
PGT Innovations Inc
(d)
98,613 1,741
Simpson Manufacturing Co Inc 68,429 5,655
Universal Forest Products Inc 103,294 5,202
US Concrete Inc
(d)
26,641 1,392
$ 30,221
Chemicals - 2.80%
A. Schulman Inc.
(d),(f)
48,796 21
AdvanSix Inc
(d)
46,820 1,066
American Vanguard Corp 44,732 625
Balchem Corp 54,464 5,512
Ferro Corp
(d)
137,910 1,535
GCP Applied Technologies Inc
(d)
90,516 1,870
Hawkins Inc 15,977 683

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2019
See accompanying notes.
476
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
HB Fuller Co 85,706 $ 4,182
Innophos Holdings Inc 33,144 1,081
Innospec Inc 41,215 3,765
Koppers Holdings Inc
(d)
34,814 1,117
Kraton Corp
(d)
53,370 1,197
Materion Corp 34,336 1,952
Quaker Chemical Corp 21,709 3,319
Rayonier Advanced Materials Inc 84,106 351
Rogers Corp
(d)
31,241 4,233
Stepan Co 33,792 3,302
$ 35,811
Coal - 0.24%
CONSOL Energy Inc
(d)
45,896 607
SunCoke Energy Inc 153,521 812
Warrior Met Coal Inc 86,804 1,691
$ 3,110
Commercial Services - 4.22%
ABM Industries Inc 111,792 4,076
American Public Education Inc
(d)
27,013 587
AMN Healthcare Services Inc
(d)
78,542 4,615
Arlo Technologies Inc
(d)
126,010 430
Cardtronics PLC
(d)
61,760 2,116
Care.com Inc
(d)
47,429 554
Career Education Corp
(d)
118,012 1,671
CorVel Corp
(d)
15,236 1,205
Cross Country Healthcare Inc
(d)
62,094 671
EVERTEC Inc 100,491 3,074
Forrester Research Inc 17,799 614
Harsco Corp
(d)
135,126 2,739
Heidrick & Struggles International Inc 32,204 917
HMS Holdings Corp
(d)
147,033 4,806
Kelly Services Inc 55,822 1,340
Korn Ferry 94,219 3,457
Medifast Inc 19,923 2,210
Monro Inc 55,923 3,921
Rent-A-Center Inc/TX 82,212 2,127
Resources Connection Inc 50,389 738
RR Donnelley & Sons Co 119,171 520
Strategic Education Inc 36,950 4,546
Team Inc
(d)
50,990 926
TrueBlue Inc
(d)
67,446 1,544
US Ecology Parent Inc 40,329 2,510
Viad Corp 34,190 2,086
$ 54,000
Computers - 2.25%
3D Systems Corp
(d)
198,873 1,887
Agilysys Inc
(d)
34,270 863
Cubic Corp 52,478 3,870
Diebold Nixdorf Inc
(d)
129,180 904
ExlService Holdings Inc
(d)
57,524 4,005
Insight Enterprises Inc
(d)
60,239 3,698
MTS Systems Corp 30,266 1,709
OneSpan Inc
(d)
54,992 1,029
Qualys Inc
(d)
56,801 4,847
Sykes Enterprises Inc
(d)
65,106 2,012
TTEC Holdings Inc 24,254 1,149
Unisys Corp
(d)
87,146 894
Virtusa Corp
(d)
50,911 1,898
$ 28,765
Consumer Products - 0.62%
Central Garden & Pet Co
(d)
17,377 522
Central Garden & Pet Co - A Shares
(d)
69,554 1,967
Quanex Building Products Corp 55,819 1,077
WD-40 Co 23,109 4,330
$ 7,896
Cosmetics & Personal Care - 0.43%
Avon Products Inc
(d)
746,220 3,201
Inter Parfums Inc 29,645 2,296
$ 5,497
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0.85%
Anixter International Inc
(d)
50,520 $ 4,181
Core-Mark Holding Co Inc 77,226 2,357
Fossil Group Inc
(d)
78,158 850
G-III Apparel Group Ltd
(d)
72,328 1,816
ScanSource Inc
(d)
42,486 1,372
Veritiv Corp
(d)
21,409 292
$ 10,868
Diversified Financial Services - 1.38%
Blucora Inc
(d)
82,227 1,778
Boston Private Financial Holdings Inc 141,225 1,589
Encore Capital Group Inc
(d)
46,524 1,544
Enova International Inc
(d)
57,228 1,344
Greenhill & Co Inc 26,768 434
INTL. FCStone Inc
(d)
27,418 1,097
Piper Jaffray Cos 23,907 1,878
PRA Group Inc
(d)
76,433 2,593
Virtus Investment Partners Inc 10,989 1,192
Waddell & Reed Financial Inc 123,001 2,037
WisdomTree Investments Inc 198,408 1,014
World Acceptance Corp
(d)
10,654 1,106
$ 17,606
Electric - 0.78%
Avista Corp 111,279 5,345
El Paso Electric Co 68,660 4,580
$ 9,925
Electrical Components & Equipment - 0.33%
Encore Wire Corp 35,190 1,978
Insteel Industries Inc 30,785 587
Powell Industries Inc 14,797 579
Vicor Corp
(d)
30,723 1,117
$ 4,261
Electronics - 3.76%
Advanced Energy Industries Inc
(d)
64,482 3,811
Alarm.com Holdings Inc
(d)
61,210 3,024
Applied Optoelectronics Inc
(d),(e)
32,028 300
Badger Meter Inc 49,005 2,832
Bel Fuse Inc 17,071 251
Benchmark Electronics Inc 63,334 2,147
Brady Corp 83,252 4,690
Comtech Telecommunications Corp 40,630 1,420
FARO Technologies Inc
(d)
29,186 1,392
Itron Inc
(d)
59,111 4,508
KEMET Corp 97,670 2,123
Knowles Corp
(d)
144,164 3,111
Mesa Laboratories Inc 6,743 1,536
OSI Systems Inc
(d)
28,520 2,830
Plexus Corp
(d)
49,286 3,644
Sanmina Corp
(d)
117,147 3,600
SMART Global Holdings Inc
(d)
22,144 658
TTM Technologies Inc
(d)
165,136 1,934
Watts Water Technologies Inc 46,526 4,338
$ 48,149
Energy - Alternate Sources - 0.24%
FutureFuel Corp 43,441 536
Green Plains Inc 60,419 745
Renewable Energy Group Inc
(d)
65,575 1,071
REX American Resources Corp
(d)
9,428 763
$ 3,115
Engineering & Construction - 1.55%
Aegion Corp
(d)
52,001 1,127
Arcosa Inc 81,446 3,128
Comfort Systems USA Inc 62,033 3,127
Exponent Inc 87,391 5,552
MYR Group Inc
(d)
28,016 964
TopBuild Corp
(d)
57,704 5,997
$ 19,895
Entertainment - 0.07%
Monarch Casino & Resort Inc
(d)
20,052 866

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2019
See accompanying notes.
477
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1.37%
B&G Foods Inc
(e)
110,042 $ 1,711
Calavo Growers Inc 27,542 2,389
Cal-Maine Foods Inc 50,978 2,033
Chefs' Warehouse Inc/The
(d)
42,828 1,419
Dean Foods Co
(e)
154,677 152
Fresh Del Monte Produce Inc 51,307 1,637
J&J Snack Foods Corp 25,054 4,779
John B Sanfilippo & Son Inc 14,799 1,570
Seneca Foods Corp - Class A
(d)
11,549 409
SpartanNash Co 61,158 801
United Natural Foods Inc
(d)
88,712 665
$ 17,565
Forest Products & Paper - 0.52%
Clearwater Paper Corp
(d)
27,799 515
Mercer International Inc 67,386 822
Neenah Inc 28,381 1,831
PH Glatfelter Co 74,349 1,338
Schweitzer-Mauduit International Inc 52,005 2,106
$ 6,612
Gas - 0.67%
Northwest Natural Holding Co 51,242 3,554
South Jersey Industries Inc 155,512 5,001
$ 8,555
Hand & Machine Tools - 0.27%
Franklin Electric Co Inc 64,737 3,486
Healthcare - Products - 3.01%
AngioDynamics Inc
(d)
63,031 964
BioTelemetry Inc
(d)
57,043 2,245
Cardiovascular Systems Inc
(d)
59,363 2,643
CONMED Corp 47,622 5,239
CryoLife Inc
(d)
63,113 1,417
Cutera Inc
(d)
23,847 751
Genomic Health Inc
(d)
36,404 2,428
Hanger Inc
(d)
62,718 1,418
Inogen Inc
(d)
30,643 1,668
Integer Holdings Corp
(d)
54,949 4,255
Invacare Corp 56,681 438
Lantheus Holdings Inc
(d)
65,777 1,372
LeMaitre Vascular Inc 27,393 948
Luminex Corp 70,516 1,445
Meridian Bioscience Inc 71,892 704
Merit Medical Systems Inc
(d)
92,871 1,918
Natus Medical Inc
(d)
57,346 1,931
OraSure Technologies Inc
(d)
103,896 887
Orthofix Medical Inc
(d)
32,034 1,346
Surmodics Inc
(d)
22,708 1,079
Tactile Systems Technology Inc
(d)
31,926 1,450
Varex Imaging Corp
(d)
64,635 1,940
$ 38,486
Healthcare - Services - 2.10%
Addus HomeCare Corp
(d)
22,124 1,863
Community Health Systems Inc
(d)
198,706 704
Ensign Group Inc/The 84,467 3,569
LHC Group Inc
(d)
49,852 5,532
Magellan Health Inc
(d)
36,554 2,372
Medpace Holdings Inc
(d)
45,664 3,362
Pennant Group Inc/The
(d)
42,233 760
Providence Service Corp/The
(d)
19,435 1,241
Select Medical Holdings Corp
(d)
182,623 3,327
Tivity Health Inc
(d)
72,462 1,175
US Physical Therapy Inc 21,502 3,042
$ 26,947
Home Builders - 2.07%
Cavco Industries Inc
(d)
14,422 2,764
Century Communities Inc
(d)
44,063 1,329
Installed Building Products Inc
(d)
35,872 2,340
LCI Industries 42,124 4,091
LGI Homes Inc
(d)
33,593 2,636
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
M/I Homes Inc
(d)
46,486 $ 2,054
MDC Holdings Inc 83,426 3,230
Meritage Homes Corp
(d)
60,569 4,367
William Lyon Homes
(d)
55,575 1,075
Winnebago Industries Inc 53,219 2,558
$ 26,444
Home Furnishings - 0.56%
Daktronics Inc 62,800 431
Ethan Allen Interiors Inc 41,172 811
iRobot Corp
(d),(e)
47,339 2,275
Sleep Number Corp
(d)
49,357 2,375
Universal Electronics Inc
(d)
23,362 1,218
$ 7,110
Housewares - 0.06%
Tupperware Brands Corp 82,126 791
Insurance - 3.25%
Ambac Financial Group Inc
(d)
76,672 1,572
American Equity Investment Life Holding Co 153,137 3,779
AMERISAFE Inc 32,483 2,064
eHealth Inc
(d)
33,780 2,332
Employers Holdings Inc 53,720 2,275
FGL Holdings 220,379 1,990
HCI Group Inc 11,015 463
Horace Mann Educators Corp 69,345 3,021
James River Group Holdings Ltd 51,130 1,831
NMI Holdings Inc
(d)
114,068 3,336
ProAssurance Corp 90,489 3,549
RLI Corp 67,093 6,530
Safety Insurance Group Inc 24,600 2,391
Stewart Information Services Corp 39,913 1,633
Third Point Reinsurance Ltd
(d)
134,540 1,277
United Fire Group Inc 36,136 1,645
United Insurance Holdings Corp 34,928 428
Universal Insurance Holdings Inc 52,899 1,434
$ 41,550
Internet - 1.71%
8x8 Inc
(d)
167,121 3,229
Cogent Communications Holdings Inc 70,133 4,113
ePlus Inc
(d)
22,734 1,776
HealthStream Inc
(d)
43,049 1,208
Liquidity Services Inc
(d)
45,314 294
New Media Investment Group Inc
(e)
101,803 897
NIC Inc 112,708 2,651
Perficient Inc
(d)
55,279 2,167
QuinStreet Inc
(d)
77,209 990
Shutterstock Inc
(d)
32,080 1,302
Stamps.com Inc
(d)
27,446 2,317
TechTarget Inc
(d)
38,631 943
$ 21,887
Iron & Steel - 0.35%
AK Steel Holding Corp
(d)
532,541 1,257
Cleveland-Cliffs Inc
(e)
454,559 3,286
$ 4,543
Leisure Products & Services - 0.61%
Callaway Golf Co 158,379 3,203
Fox Factory Holding Corp
(d)
64,677 3,941
Vista Outdoor Inc
(d)
97,212 651
$ 7,795
Lodging - 0.11%
Marcus Corp/The 38,686 1,397
Machinery - Construction & Mining - 0.37%
Astec Industries Inc 37,931 1,331
SPX Corp
(d)
74,119 3,375
$ 4,706
Machinery - Diversified - 1.83%
Alamo Group Inc 16,312 1,746
Albany International Corp 51,674 4,339
Applied Industrial Technologies Inc 64,967 3,888

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2019
See accompanying notes.
478
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Briggs & Stratton Corp 70,789 $ 522
Chart Industries Inc
(d)
60,241 3,532
DXP Enterprises Inc/TX
(d)
26,969 931
Ichor Holdings Ltd
(d)
37,780 1,100
Lindsay Corp 18,156 1,714
SPX FLOW Inc
(d)
71,643 3,244
Tennant Co 30,645 2,373
$ 23,389
Media - 0.42%
EW Scripps Co/The 91,672 1,232
Gannett Co Inc 192,934 2,093
Scholastic Corp 51,918 1,999
$ 5,324
Metal Fabrication & Hardware - 0.57%
AZZ Inc 44,020 1,708
CIRCOR International Inc
(d)
33,505 1,283
Mueller Industries Inc 95,381 2,935
Olympic Steel Inc 15,227 228
TimkenSteel Corp
(d)
67,136 377
Tredegar Corp 41,544 826
$ 7,357
Mining - 0.39%
Century Aluminum Co
(d)
83,791 489
Kaiser Aluminum Corp 26,937 2,884
Livent Corp
(d)
245,714 1,686
$ 5,059
Miscellaneous Manufacturers - 3.02%
Actuant Corp 92,068 2,280
EnPro Industries Inc 34,663 2,411
ESCO Technologies Inc 43,732 3,695
Fabrinet
(d)
62,042 3,489
Federal Signal Corp 101,590 3,295
Haynes International Inc 21,062 726
Hillenbrand Inc 105,482 3,248
John Bean Technologies Corp 53,296 5,477
LSB Industries Inc
(d)
36,820 156
Lydall Inc
(d)
29,515 578
Myers Industries Inc 59,744 1,011
Proto Labs Inc
(d)
45,248 4,388
Raven Industries Inc 60,473 2,109
Standex International Corp 20,965 1,589
Sturm Ruger & Co Inc 27,960 1,279
Trinseo SA 67,667 2,876
$ 38,607
Office & Business Equipment - 0.10%
Pitney Bowes Inc 287,660 1,266
Office Furnishings - 0.13%
Interface Inc 98,355 1,636
Oil & Gas - 1.65%
Bonanza Creek Energy Inc
(d)
31,259 557
Callon Petroleum Co
(d),(e)
385,541 1,465
Carrizo Oil & Gas Inc
(d)
155,785 1,147
Denbury Resources Inc
(d)
790,534 789
Diamond Offshore Drilling Inc
(d),(e)
108,931 576
Gulfport Energy Corp
(d)
244,150 680
HighPoint Resources Corp
(d)
183,607 195
Jagged Peak Energy Inc
(d)
100,635 713
Laredo Petroleum Inc
(d)
303,779 717
Nabors Industries Ltd 568,949 1,053
Noble Corp PLC
(d)
419,424 516
Par Pacific Holdings Inc
(d)
61,818 1,400
PDC Energy Inc
(d)
99,124 1,977
Penn Virginia Corp
(d)
22,632 539
QEP Resources Inc 400,455 1,333
Range Resources Corp
(e)
351,177 1,415
Ring Energy Inc
(d)
100,443 167
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
SM Energy Co 178,563 $ 1,400
SRC Energy Inc
(d)
409,862 1,279
Talos Energy Inc
(d)
33,788 727
Unit Corp
(d)
93,481 191
Valaris plc
(d),(e)
333,058 1,369
Whiting Petroleum Corp
(d)
153,675 974
$ 21,179
Oil & Gas Services - 1.26%
Archrock Inc 214,878 2,072
DMC Global Inc 24,652 1,103
Dril-Quip Inc
(d)
60,944 2,500
Era Group Inc
(d)
33,235 321
Exterran Corp
(d)
49,901 632
Geospace Technologies Corp
(d)
22,944 335
Helix Energy Solutions Group Inc
(d)
237,884 2,043
KLX Energy Services Holdings Inc
(d)
35,362 281
Matrix Service Co
(d)
45,666 857
McDermott International Inc
(d),(e)
305,886 499
Newpark Resources Inc
(d)
151,593 910
NexTier Oilfield Solutions Inc
(d)
179,472 775
Oil States International Inc
(d)
101,848 1,453
ProPetro Holding Corp
(d)
138,602 1,074
RPC Inc
(e)
86,684 359
TETRA Technologies Inc
(d)
211,382 359
US Silica Holdings Inc 123,851 552
$ 16,125
Packaging & Containers - 0.15%
Matthews International Corp 53,001 1,960
Pharmaceuticals - 2.81%
Akorn Inc
(d)
159,244 795
Amphastar Pharmaceuticals Inc
(d)
58,029 1,121
Anika Therapeutics Inc
(d)
23,200 1,633
Assertio Therapeutics Inc
(d)
108,568 86
Corcept Therapeutics Inc
(d)
172,226 2,513
Cytokinetics Inc
(d)
98,768 1,151
Diplomat Pharmacy Inc
(d)
97,004 528
Eagle Pharmaceuticals Inc/DE
(d)
17,024 1,067
Enanta Pharmaceuticals Inc
(d)
26,835 1,634
Endo International PLC
(d)
339,147 1,557
Heska Corp
(d)
11,812 957
Lannett Co Inc
(d)
56,450 671
Momenta Pharmaceuticals Inc
(d)
166,144 2,572
Neogen Corp
(d)
88,165 5,736
Owens & Minor Inc 105,972 713
Pacira BioSciences Inc
(d)
70,121 2,839
Progenics Pharmaceuticals Inc
(d)
145,465 772
Spectrum Pharmaceuticals Inc
(d)
189,959 1,474
Supernus Pharmaceuticals Inc
(d)
88,283 2,453
USANA Health Sciences Inc
(d)
21,729 1,610
Vanda Pharmaceuticals Inc
(d)
89,671 1,212
Xencor Inc
(d)
82,913 2,836
$ 35,930
Real Estate - 0.31%
Marcus & Millichap Inc
(d)
39,478 1,410
RE/MAX Holdings Inc 30,017 1,004
Realogy Holdings Corp
(e)
192,431 1,517
$ 3,931
REITs - 8.64%
Acadia Realty Trust 142,151 3,977
Agree Realty Corp 70,639 5,564
American Assets Trust Inc 80,419 3,937
Apollo Commercial Real Estate Finance Inc 240,335 4,398
Armada Hoffler Properties Inc 89,179 1,671
ARMOUR Residential REIT Inc 99,632 1,667
Capstead Mortgage Corp 161,513 1,249
CareTrust REIT Inc 160,842 3,899
CBL & Associates Properties Inc 291,989 421
Cedar Realty Trust Inc 144,650 483
Chatham Lodging Trust 78,975 1,426

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2019
See accompanying notes.
479
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Community Healthcare Trust Inc 30,705 $ 1,487
DiamondRock Hospitality Co 336,973 3,363
Easterly Government Properties Inc 119,882 2,676
Essential Properties Realty Trust Inc 128,365 3,294
Four Corners Property Trust Inc 115,162 3,299
Franklin Street Properties Corp 180,492 1,552
Getty Realty Corp 57,448 1,927
Global Net Lease Inc 142,207 2,770
Granite Point Mortgage Trust Inc 92,328 1,717
Hersha Hospitality Trust 61,472 848
Independence Realty Trust Inc 151,809 2,338
Innovative Industrial Properties Inc
(e)
19,026 1,446
Invesco Mortgage Capital Inc 240,365 3,783
iStar Inc 99,407 1,293
Kite Realty Group Trust 141,359 2,519
KKR Real Estate Finance Trust Inc 40,779 818
Lexington Realty Trust 417,033 4,537
LTC Properties Inc 66,911 3,469
National Storage Affiliates Trust 99,807 3,411
New York Mortgage Trust Inc 442,307 2,769
Office Properties Income Trust 80,983 2,582
Pennsylvania Real Estate Investment Trust
(e)
100,509 555
PennyMac Mortgage Investment Trust 147,796 3,383
Redwood Trust Inc 188,670 3,083
Retail Opportunity Investments Corp 192,411 3,591
RPT Realty 135,263 1,961
Saul Centers Inc 19,743 1,057
Summit Hotel Properties Inc 176,951 2,170
Universal Health Realty Income Trust 21,304 2,540
Urstadt Biddle Properties Inc 50,315 1,224
Washington Prime Group Inc
(e)
314,064 1,325
Washington Real Estate Investment Trust 134,798 4,182
Whitestone REIT 67,721 964
Xenia Hotels & Resorts Inc 189,600 3,991
$ 110,616
Retail - 5.90%
Abercrombie & Fitch Co 106,288 1,721
Asbury Automotive Group Inc
(d)
32,567 3,359
Barnes & Noble Education Inc
(d)
64,105 263
Big Lots Inc 65,659 1,423
BJ's Restaurants Inc 34,441 1,364
Bloomin' Brands Inc 146,156 2,895
Boot Barn Holdings Inc
(d)
47,933 1,680
Buckle Inc/The 48,056 1,005
Caleres Inc 71,072 1,529
Cato Corp/The 36,783 643
Chico's FAS Inc 198,406 682
Children's Place Inc/The
(e)
26,210 2,147
Chuy's Holdings Inc
(d)
27,952 681
Conn's Inc
(d)
32,109 777
Dave & Buster's Entertainment Inc 51,926 2,066
Designer Brands Inc 92,872 1,532
Dine Brands Global Inc 28,911 2,115
El Pollo Loco Holdings Inc
(d)
34,724 403
Express Inc
(d)
113,218 365
EZCORP Inc
(d)
88,327 465
Fiesta Restaurant Group Inc
(d)
36,075 310
GameStop Corp
(e)
151,942 827
Genesco Inc
(d)
23,999 932
GMS Inc
(d)
70,086 2,100
Group 1 Automotive Inc 29,384 2,922
Guess? Inc 71,785 1,202
Haverty Furniture Cos Inc 30,581 555
Hibbett Sports Inc
(d)
30,096 718
JC Penney Co Inc
(d),(e)
502,886 503
La-Z-Boy Inc 78,493 2,787
Lithia Motors Inc 37,729 5,942
Lumber Liquidators Holdings Inc
(d)
48,310 446
MarineMax Inc
(d)
36,447 563
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Michaels Cos Inc/The
(d)
135,906 $ 1,186
Movado Group Inc 27,625 720
Office Depot Inc 919,666 1,894
PetMed Express Inc
(e)
33,959 795
PriceSmart Inc 37,647 2,790
Red Robin Gourmet Burgers Inc
(d)
21,828 666
Regis Corp
(d)
41,274 850
RH
(d)
26,912 4,890
Ruth's Hospitality Group Inc 46,657 960
Shake Shack Inc
(d)
51,486 4,236
Shoe Carnival Inc
(e)
15,579 517
Signet Jewelers Ltd
(e)
87,969 1,411
Sonic Automotive Inc 40,829 1,316
Tailored Brands Inc
(e)
85,033 395
Tile Shop Holdings Inc 61,703 104
Vera Bradley Inc
(d)
39,736 428
Vitamin Shoppe Inc
(d)
25,922 167
Wingstop Inc 49,559 4,135
Zumiez Inc
(d)
34,259 1,093
$ 75,475
Savings & Loans - 1.59%
Axos Financial Inc
(d)
89,672 2,605
Banc of California Inc 75,506 1,040
Berkshire Hills Bancorp Inc 73,690 2,287
Brookline Bancorp Inc 134,377 2,110
Dime Community Bancshares Inc 52,054 1,004
Northfield Bancorp Inc 72,956 1,241
Northwest Bancshares Inc 168,732 2,846
Oritani Financial Corp 64,522 1,204
Pacific Premier Bancorp Inc 101,599 3,429
Provident Financial Services Inc 102,046 2,546
$ 20,312
Semiconductors - 3.41%
Axcelis Technologies Inc
(d)
54,422 1,043
Brooks Automation Inc 121,568 5,163
Cabot Microelectronics Corp 48,874 7,386
CEVA Inc
(d)
36,972 1,006
Cohu Inc 69,173 1,150
CTS Corp 54,989 1,467
Diodes Inc
(d)
69,527 3,243
DSP Group Inc
(d)
38,582 575
FormFactor Inc
(d)
126,551 2,763
Kulicke & Soffa Industries Inc 106,729 2,534
MaxLinear Inc
(d)
109,088 2,068
Onto Innovation Inc
(d)
81,821 2,635
Photronics Inc
(d)
113,107 1,335
Power Integrations Inc 49,371 4,498
Rambus Inc
(d)
187,049 2,590
Ultra Clean Holdings Inc
(d)
66,563 1,423
Veeco Instruments Inc
(d)
82,429 1,124
Xperi Corp 83,051 1,686
$ 43,689
Software - 2.82%
Bottomline Technologies DE Inc
(d)
64,268 2,632
Computer Programs & Systems Inc 21,021 485
CSG Systems International Inc 55,560 3,202
Donnelley Financial Solutions Inc
(d)
52,538 594
Ebix Inc 37,462 1,597
Glu Mobile Inc
(d)
194,878 1,156
LivePerson Inc
(d)
102,576 4,211
ManTech International Corp/VA 45,117 3,572
MicroStrategy Inc
(d)
13,809 2,116
NextGen Healthcare Inc
(d)
81,437 1,377
Omnicell Inc
(d)
70,115 4,935
PDF Solutions Inc
(d)
46,964 759
Progress Software Corp 75,282 3,002
SPS Commerce Inc
(d)
58,716 3,098
Tabula Rasa HealthCare Inc
(d)
33,088 1,686

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2019
See accompanying notes.
480
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
TiVo Corp 211,711 $ 1,723
$ 36,145
Storage & Warehousing - 0.22%
Mobile Mini Inc 75,230 2,830
Telecommunications - 1.74%
ADTRAN Inc 80,473 709
ATN International Inc 18,319 1,085
CalAmp Corp
(d)
56,607 635
Cincinnati Bell Inc
(d)
84,868 434
Consolidated Communications Holdings Inc 121,319 485
Digi International Inc
(d)
47,361 683
Extreme Networks Inc
(d)
203,288 1,309
Frontier Communications Corp
(d),(e)
177,361 162
Harmonic Inc
(d)
150,830 1,174
Iridium Communications Inc
(d)
162,946 3,987
NETGEAR Inc
(d)
52,370 1,423
Spok Holdings Inc 30,101 358
Viavi Solutions Inc
(d)
385,210 6,148
Vonage Holdings Corp
(d)
383,050 3,742
$ 22,334
Textiles - 0.41%
UniFirst Corp/MA 25,849 5,192
Transportation - 1.56%
ArcBest Corp 42,956 1,241
Atlas Air Worldwide Holdings Inc
(d)
43,518 954
Echo Global Logistics Inc
(d)
45,922 914
Forward Air Corp 47,657 3,297
Heartland Express Inc 78,651 1,644
Hub Group Inc
(d)
56,248 2,576
Marten Transport Ltd 65,293 1,414
Matson Inc 72,134 2,754
Saia Inc
(d)
43,606 3,890
SEACOR Holdings Inc
(d)
29,416 1,262
$ 19,946
Trucking & Leasing - 0.12%
Greenbrier Cos Inc/The 54,678 1,602
Water - 0.81%
American States Water Co 61,996 5,898
California Water Service Group 81,030 4,535
$ 10,433
TOTAL COMMON STOCKS $ 1,248,957
Total Investments $ 1,303,453
Other Assets and Liabilities -  (1.83)% (23,397)
TOTAL NET ASSETS - 100.00% $ 1,280,056
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23,123 or 1.81 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $21 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24.41%
Consumer, Non-cyclical 18.44%
Industrial 17.82%
Consumer, Cyclical 14.74%
Technology 8.58%
Money Market Funds 4.17%
Basic Materials 4.06%
Communications 3.87%
Energy 3.39%
Utilities 2.26%
Investment Companies 0.09%
Other Assets and Liabilities
(1.83)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 48,612 $ 372,565 $ 377,199 $ 43,978
$ 48,612 $ 372,565 $ 377,199 $ 43,978
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 59 3 $ — $ — $ —
$ 59 3 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2019 Long 406 $ 31,737 $ 495
Total $ 495
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
481
INVESTMENT COMPANIES - 5.98% Shares Held Value (000's)
Exchange-Traded Funds - 2.05%
iShares Russell 2000 Value ETF 170,400 $ 20,856
Money Market Funds - 3.87%
BlackRock Liquidity FedFund 1.71%
(a),(b)
4,265,953 4,266
Principal Government Money Market Fund
1.65%
(a),(b),(c)
34,976,137 34,976
$ 39,242
Principal Exchange-Traded Funds - 0.06%
Principal U.S. Small-Cap Multi-Factor Index ETF
(c),(d)
20,000 625
TOTAL INVESTMENT COMPANIES $ 60,723
COMMON STOCKS - 95.41% Shares Held Value (000's)
Advertising - 0.16%
Boston Omaha Corp
(e)
314 7
Clear Channel Outdoor Holdings Inc
(e)
4,493 11
Fluent Inc
(e)
1,105 3
MDC Partners Inc
(e)
275,530 862
National CineMedia Inc 84,226 707
$ 1,590
Aerospace & Defense - 1.30%
AAR Corp 43,749 1,827
Aerojet Rocketdyne Holdings Inc
(e)
13,712 593
AeroVironment Inc
(e)
1,750 101
Astronics Corp
(e)
2,620 76
Barnes Group Inc 14,852 868
Ducommun Inc
(e)
3,558 176
Kaman Corp 1,749 103
Mercury Systems Inc
(e)
5,680 418
Moog Inc 85,947 7,195
National Presto Industries Inc 16,916 1,456
Park Aerospace Corp 14,859 252
Triumph Group Inc 4,523 94
Wesco Aircraft Holdings Inc
(e)
7,254 80
$ 13,239
Agriculture - 0.30%
Alico Inc 439 14
Andersons Inc/The 2,302 42
Darling Ingredients Inc
(e)
16,942 327
Limoneira Co 1,094 21
Phibro Animal Health Corp 236 6
Pyxus International Inc
(d),(e)
944 11
Tejon Ranch Co
(e)
2,054 33
Universal Corp/VA 35,605 1,952
Vector Group Ltd
(d)
54,241 661
$ 3,067
Airlines - 0.19%
Hawaiian Holdings Inc 34,240 980
Mesa Air Group Inc
(e)
1,765 13
SkyWest Inc 14,522 865
Spirit Airlines Inc
(e)
1,071 40
$ 1,898
Apparel - 0.16%
Deckers Outdoor Corp
(e)
920 141
Delta Apparel Inc
(e)
692 17
Kontoor Brands Inc 16,708 635
Oxford Industries Inc 1,258 87
Rocky Brands Inc 1,548 43
Superior Group of Cos Inc 1,003 14
Unifi Inc
(e)
19,390 530
Vince Holding Corp
(e)
336 7
Weyco Group Inc 746 18
Wolverine World Wide Inc 3,107 92
$ 1,584
Automobile Manufacturers - 0.68%
Blue Bird Corp
(e)
90,199 1,763
Navistar International Corp
(e)
65,431 2,046
REV Group Inc 100,695 1,253
Wabash National Corp 127,674 1,821
$ 6,883
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 1.77%
Adient PLC
(e)
82,244 $ 1,743
American Axle & Manufacturing Holdings Inc
(e)
11,130 93
Commercial Vehicle Group Inc
(e)
210,185 1,533
Cooper Tire & Rubber Co 63,464 1,792
Cooper-Standard Holdings Inc
(e)
41,269 1,315
Dana Inc 15,040 244
Delphi Technologies PLC 121,000 1,477
Goodyear Tire & Rubber Co/The 107,700 1,709
Meritor Inc
(e)
86,651 1,909
Methode Electronics Inc 49,276 1,695
Miller Industries Inc/TN 25,742 926
Modine Manufacturing Co
(e)
4,973 57
Motorcar Parts of America Inc
(e)
70,034 1,335
Spartan Motors Inc 27,789 485
Standard Motor Products Inc 10,907 572
Telenav Inc
(e)
1,351 6
Tenneco Inc 5,006 63
Visteon Corp
(e)
11,315 1,052
$ 18,006
Banks - 16.46%
1st Constitution Bancorp 961 18
1st Source Corp 18,238 934
ACNB Corp 731 26
Allegiance Bancshares Inc
(e)
1,926 64
Amalgamated Bank 51,688 941
Amerant Bancorp Inc
(e)
1,970 39
American National Bankshares Inc 1,085 39
Ameris Bancorp 3,709 159
Ames National Corp 1,001 28
Arrow Financial Corp 5,103 179
Associated Banc-Corp 71,600 1,440
Atlantic Capital Bancshares Inc
(e)
2,111 39
Atlantic Union Bankshares Corp 223,903 8,253
BancFirst Corp 7,204 417
Bancorp Inc/The
(e)
16,531 180
BancorpSouth Bank 6,915 212
Bank First Corp
(d)
53 4
Bank of Commerce Holdings 1,909 21
Bank of Marin Bancorp 1,327 58
Bank of NT Butterfield & Son Ltd/The 2,642 87
Bank of Princeton/The 670 19
Bank7 Corp 461 8
BankUnited Inc 45,600 1,564
Bankwell Financial Group Inc 753 22
Banner Corp 9,327 504
Bar Harbor Bankshares 34,146 856
Baycom Corp
(e)
784 17
BCB Bancorp Inc 1,570 20
Bridge Bancorp Inc 28,333 918
Bridgewater Bancshares Inc
(e)
2,342 29
Bryn Mawr Bank Corp 15,001 572
Business First Bancshares Inc 1,287 31
Byline Bancorp Inc
(e)
2,338 41
C&F Financial Corp 328 17
Cadence BanCorp 13,219 203
Cambridge Bancorp 356 28
Camden National Corp 20,958 928
Capital Bancorp Inc
(e)
938 14
Capital City Bank Group Inc 1,823 52
Capstar Financial Holdings Inc 1,649 28
Carolina Financial Corp 36,157 1,372
Carter Bank & Trust
(e)
2,299 45
Cathay General Bancorp 76,914 2,736
CenterState Bank Corp 8,992 228
Central Pacific Financial Corp 3,443 100
Central Valley Community Bancorp 1,208 25
Century Bancorp Inc/MA 275 24
Chemung Financial Corp 436 19
Citizens & Northern Corp 2,635 68

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
482
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
City Holding Co 12,478 $ 990
Civista Bancshares Inc 1,573 35
CNB Financial Corp/PA 1,800 56
Coastal Financial Corp/WA
(e)
465 7
Codorus Valley Bancorp Inc 1,123 24
Colony Bankcorp Inc 877 14
Columbia Banking System Inc 14,172 557
Community Bank System Inc 11,836 802
Community Financial Corp/The 604 20
Community Trust Bancorp Inc 29,559 1,295
ConnectOne Bancorp Inc 54,961 1,334
CrossFirst Bankshares Inc
(e)
748 10
Customers Bancorp Inc
(e)
74,763 1,762
CVB Financial Corp 60,469 1,257
DNB Financial Corp 383 17
Eagle Bancorp Inc 21,623 976
Enterprise Bancorp Inc/MA 1,019 30
Enterprise Financial Services Corp 148,862 6,520
Equity Bancshares Inc
(e)
43,881 1,218
Esquire Financial Holdings Inc
(e)
559 14
Evans Bancorp Inc 579 22
Farmers & Merchants Bancorp Inc/Archbold OH 1,110 28
Farmers National Banc Corp 2,624 39
FB Financial Corp 954 36
Fidelity D&D Bancorp Inc 222 15
Financial Institutions Inc 43,214 1,358
First Bancorp Inc/ME 1,123 32
First BanCorp/Puerto Rico 211,210 2,222
First Bancorp/Southern Pines NC 169,881 6,413
First Bancshares Inc/The 1,667 55
First Bank/Hamilton NJ 1,820 19
First Busey Corp 5,994 158
First Business Financial Services Inc 17,046 414
First Choice Bancorp 1,123 25
First Commonwealth Financial Corp 16,676 235
First Community Bankshares Inc 9,912 316
First Financial Bancorp 435,677 10,212
First Financial Corp/IN 31,950 1,401
First Foundation Inc 2,772 44
First Guaranty Bancshares Inc 558 12
First Hawaiian Inc 59,107 1,615
First Internet Bancorp 35,350 803
First Interstate BancSystem Inc 4,249 178
First Merchants Corp 236,337 9,347
First Mid Bancshares Inc 12,110 423
First Midwest Bancorp Inc/IL 21,477 441
First Northwest Bancorp 1,070 19
First of Long Island Corp/The 54,826 1,285
Flagstar Bancorp Inc 2,083 76
FNB Corp/PA 99,700 1,202
FNCB Bancorp Inc 2,020 15
Franklin Financial Network Inc 50,926 1,695
Franklin Financial Services Corp 467 17
Fulton Financial Corp 129,822 2,214
FVCBankcorp Inc
(e)
1,378 24
German American Bancorp Inc 5,975 197
Glacier Bancorp Inc 11,324 479
Great Southern Bancorp Inc 26,497 1,601
Great Western Bancorp Inc 67,255 2,345
Guaranty Bancshares Inc/TX 937 30
Hancock Whitney Corp 36,846 1,437
Hanmi Financial Corp 83,555 1,609
HarborOne Bancorp Inc
(e)
1,623 17
Hawthorn Bancshares Inc 655 16
Heartland Financial USA Inc 3,886 181
Heritage Commerce Corp 7,530 90
Heritage Financial Corp/WA 4,439 122
Hilltop Holdings Inc 70,721 1,652
Home BancShares Inc/AR 76,149 1,406
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
HomeStreet Inc
(e)
56,107 $ 1,684
Hope Bancorp Inc 142,193 2,030
Horizon Bancorp Inc/IN 50,748 926
Howard Bancorp Inc
(e)
1,474 25
IBERIABANK Corp 22,342 1,640
Independent Bank Corp 2,187 179
Independent Bank Corp/MI 7,925 178
Independent Bank Group Inc 3,024 162
International Bancshares Corp 40,322 1,651
Investar Holding Corp 802 20
Kearny Financial Corp/MD 4,184 59
Lakeland Bancorp Inc 103,857 1,719
Lakeland Financial Corp 108,140 5,034
LCNB Corp 1,442 26
LegacyTexas Financial Group Inc 14,422 614
Level One Bancorp Inc 682 17
Live Oak Bancshares Inc 79,651 1,446
Luther Burbank Corp 79,340 918
Macatawa Bank Corp 2,900 30
Mackinac Financial Corp 1,099 17
MainStreet Bancshares Inc
(e)
798 17
Mercantile Bank Corp 2,200 78
Merchants Bancorp/IN 47,445 775
Meta Financial Group Inc 6,238 197
Metropolitan Bank Holding Corp
(e)
9,578 411
Mid Penn Bancorp Inc 833 21
Midland States Bancorp Inc 59,136 1,585
MidWestOne Financial Group Inc 13,913 454
MVB Financial Corp 1,113 22
National Bank Holdings Corp 19,285 664
National Bankshares Inc 719 30
NBT Bancorp Inc 12,343 491
Nicolet Bankshares Inc
(e)
808 56
Northeast Bank 767 16
Northrim BanCorp Inc 12,641 492
Norwood Financial Corp 600 19
Oak Valley Bancorp
(d)
884 15
OFG Bancorp 16,583 337
Ohio Valley Banc Corp 483 18
Old Line Bancshares Inc 1,505 44
Old National Bancorp/IN 35,051 631
Old Second Bancorp Inc 2,962 36
OP Bancorp 8,013 78
Opus Bank 36,863 914
Origin Bancorp Inc 1,897 67
Orrstown Financial Services Inc 17,378 377
Pacific Mercantile Bancorp
(e)
2,323 17
Park National Corp 5,528 560
Parke Bancorp Inc 1,020 24
PCB Bancorp 1,460 24
PCSB Financial Corp 1,489 30
Peapack Gladstone Financial Corp 56,455 1,649
Penns Woods Bancorp Inc 911 28
Peoples Bancorp Inc/OH 1,835 60
Peoples Bancorp of North Carolina Inc 591 18
Peoples Financial Services Corp 717 35
People's Utah Bancorp 1,478 43
Pioneer Bancorp Inc/NY
(e)
1,192 16
Preferred Bank/Los Angeles CA 1,468 78
Premier Financial Bancorp Inc 1,501 27
Provident Bancorp Inc
(e)
1,017 12
QCR Holdings Inc 1,473 60
RBB Bancorp 22,021 443
Red River Bancshares Inc
(e)
98 4
Reliant Bancorp Inc 1,089 25
Renasant Corp 14,126 490
Republic Bancorp Inc/KY 15,876 706
Richmond Mutual Bancorporation Inc
(e)
1,279 18
S&T Bancorp Inc 18,233 687

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
483
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Sandy Spring Bancorp Inc 59,092 $ 2,038
SB One Bancorp 1,001 22
Seacoast Banking Corp of Florida
(e)
3,076 86
Select Bancorp Inc
(e)
1,929 22
ServisFirst Bancshares Inc 1,699 59
Shore Bancshares Inc 1,505 23
Sierra Bancorp 4,326 117
Simmons First National Corp 76,485 1,829
SmartFinancial Inc 1,408 30
South Plains Financial Inc 440 7
South State Corp 13,859 1,093
Southern First Bancshares Inc
(e)
775 31
Southern National Bancorp of Virginia Inc 53,036 841
Southside Bancshares Inc 3,835 132
Spirit of Texas Bancshares Inc
(e)
1,391 29
Sterling Bancorp Inc/MI 78,508 761
Stock Yards Bancorp Inc 2,935 117
Summit Financial Group Inc 1,146 29
TCF Financial Corp 52,190 2,067
Texas Capital Bancshares Inc
(e)
26,800 1,449
Tompkins Financial Corp 2,510 220
Towne Bank/Portsmouth VA 25,479 716
TriCo Bancshares 25,785 971
TriState Capital Holdings Inc
(e)
1,850 43
Triumph Bancorp Inc
(e)
24,417 793
TrustCo Bank Corp NY 228,407 1,974
Trustmark Corp 75,269 2,583
UMB Financial Corp 10,147 662
Umpqua Holdings Corp 27,490 435
Union Bankshares Inc/Morrisville VT 407 14
United Bankshares Inc/WV 26,665 1,054
United Community Banks Inc/GA 310,411 9,378
United Security Bancshares/Fresno CA 1,678 17
Unity Bancorp Inc 888 19
Univest Financial Corp 28,179 726
Valley National Bancorp 179,003 2,073
Veritex Holdings Inc 4,461 110
Walker & Dunlop Inc 1,741 110
Washington Trust Bancorp Inc 4,328 221
Webster Financial Corp 151,325 6,673
WesBanco Inc 19,943 750
West Bancorporation Inc 17,881 419
Westamerica Bancorporation 2,433 161
Western New England Bancorp Inc 2,540 24
Wintrust Financial Corp 11,140 711
$ 167,069
Beverages - 0.00%
Craft Brew Alliance Inc
(e)
1,313 9
Farmer Brothers Co
(e)
1,146 15
$ 24
Biotechnology - 0.66%
Abeona Therapeutics Inc
(e)
2,939 7
Acceleron Pharma Inc
(e)
724 33
Achillion Pharmaceuticals Inc
(e)
12,918 83
Acorda Therapeutics Inc
(e)
5,462 9
Aduro Biotech Inc
(e)
461 1
Affimed NV
(e)
1,145 3
Akero Therapeutics Inc
(e)
92 2
Aldeyra Therapeutics Inc
(e)
717 4
AMAG Pharmaceuticals Inc
(d),(e)
3,135 30
AnaptysBio Inc
(e)
376 14
Arcus Biosciences Inc
(e)
3,132 25
Ardelyx Inc
(e)
4,547 23
Arena Pharmaceuticals Inc
(e)
917 45
ArQule Inc
(e)
898 9
Assembly Biosciences Inc
(e)
2,016 33
Avid Bioservices Inc
(e)
454 2
BioCryst Pharmaceuticals Inc
(e)
1,976 4
Bridgebio Pharma Inc
(d),(e)
409 9
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Calithera Biosciences Inc
(e)
3,149 $ 9
Cambrex Corp
(e)
1,876 112
Cara Therapeutics Inc
(d),(e)
282 6
CASI Pharmaceuticals Inc
(d),(e)
336 1
CEL-SCI Corp
(d),(e)
190 1
Constellation Pharmaceuticals Inc
(e)
114 2
Dynavax Technologies Corp
(d),(e)
1,085 6
Emergent BioSolutions Inc
(e)
85,065 4,862
Enzo Biochem Inc
(e)
5,180 16
Epizyme Inc
(e)
2,069 24
Evelo Biosciences Inc
(d),(e)
991 7
FibroGen Inc
(e)
782 31
Five Prime Therapeutics Inc
(e)
3,358 13
Geron Corp
(d),(e)
17,225 25
Gossamer Bio Inc
(d),(e)
1,811 37
ImmunoGen Inc
(e)
6,938 17
Immunomedics Inc
(e)
1,655 27
Intrexon Corp
(d),(e)
5,312 27
Kezar Life Sciences Inc
(e)
1,374 5
Kiniksa Pharmaceuticals Ltd
(e)
58 —
Ligand Pharmaceuticals Inc
(e)
3,517 382
Lineage Cell Therapeutics Inc
(d),(e)
12,322 10
Livongo Health Inc
(d),(e)
264 6
MacroGenics Inc
(e)
2,515 21
Medicines Co/The
(e)
4,669 245
Menlo Therapeutics Inc
(e)
1,529 8
Mersana Therapeutics Inc
(e)
2,767 5
Molecular Templates Inc
(e)
695 6
Myriad Genetics Inc
(e)
5,695 192
Neon Therapeutics Inc
(e)
1,584 3
NGM Biopharmaceuticals Inc
(e)
157 2
Novavax Inc
(d),(e)
1,373 6
Osmotica Pharmaceuticals PLC
(e)
1,162 5
Pacific Biosciences of California Inc
(e)
1,118 5
PDL BioPharma Inc
(e)
10,448 29
PolarityTE Inc
(d),(e)
1,571 4
Prothena Corp PLC
(e)
3,999 36
resTORbio Inc
(e)
1,721 13
Rigel Pharmaceuticals Inc
(e)
1,576 3
Sangamo Therapeutics Inc
(e)
3,342 30
Solid Biosciences Inc
(e)
1,501 17
Stoke Therapeutics Inc
(e)
148 4
Strongbridge Biopharma PLC
(e)
4,250 9
Synlogic Inc
(e)
1,406 3
Synthorx Inc
(d),(e)
175 2
TCR2 Therapeutics Inc
(e)
962 12
TransMedics Group Inc
(d),(e)
129 2
UNITY Biotechnology Inc
(e)
877 6
VBI Vaccines Inc
(e)
778 —
Viking Therapeutics Inc
(d),(e)
5,444 35
$ 6,665
Building Materials - 0.97%
Apogee Enterprises Inc 29,093 1,093
Armstrong Flooring Inc
(e)
243,150 1,493
Boise Cascade Co 3,356 120
Builders FirstSource Inc
(e)
31,770 718
Caesarstone Ltd 92,655 1,565
Continental Building Products Inc
(e)
32,801 981
Gibraltar Industries Inc
(e)
5,649 301
Griffon Corp 4,613 99
JELD-WEN Holding Inc
(e)
651 11
Louisiana-Pacific Corp 10,680 312
Masonite International Corp
(e)
30,002 1,842
Patrick Industries Inc
(e)
1,105 55
PGT Innovations Inc
(e)
2,111 37
Select Interior Concepts Inc
(e)
1,640 19
Summit Materials Inc
(e)
6,641 152
Universal Forest Products Inc 20,941 1,054
$ 9,852

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
484
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 1.86%
AdvanSix Inc
(e)
3,343 $ 76
American Vanguard Corp 56,338 788
Cabot Corp 24,600 1,072
Element Solutions Inc
(e)
928,175 10,080
Ferro Corp
(e)
1,170 13
Hawkins Inc 987 42
HB Fuller Co 939 46
Innophos Holdings Inc 42,102 1,374
Innospec Inc 5,434 496
Intrepid Potash Inc
(e)
17,185 53
Koppers Holdings Inc
(e)
15,149 486
Kraton Corp
(e)
1,654 37
Kronos Worldwide Inc 2,461 31
Materion Corp 8,883 505
Minerals Technologies Inc 25,655 1,269
Oil-Dri Corp of America 619 22
Orion Engineered Carbons SA 1,402 23
PolyOne Corp 26,772 858
PQ Group Holdings Inc
(e)
3,660 60
Rayonier Advanced Materials Inc 5,267 22
Rogers Corp
(e)
2,085 283
Sensient Technologies Corp 1,451 91
Stepan Co 3,867 378
Tronox Holdings PLC 13,167 112
Valhi Inc 3,266 6
Valvoline Inc 32,200 687
$ 18,910
Coal - 0.11%
Advanced Emissions Solutions Inc
(d)
520 7
Arch Coal Inc 1,848 146
CONSOL Energy Inc
(e)
7,776 103
Hallador Energy Co 6,818 23
NACCO Industries Inc 376 19
Peabody Energy Corp 13,529 142
Ramaco Resources Inc
(e)
1,574 6
SunCoke Energy Inc 27,918 148
Warrior Met Coal Inc 24,881 484
$ 1,078
Commercial Services - 5.39%
Aaron's Inc 141,799 10,625
ABM Industries Inc 6,699 244
Acacia Research Corp
(e)
5,035 13
Adtalem Global Education Inc
(e)
156,099 4,648
American Public Education Inc
(e)
3,656 79
AMN Healthcare Services Inc
(e)
127,400 7,486
ASGN Inc
(e)
1,144 73
BG Staffing Inc 35,028 670
Booz Allen Hamilton Holding Corp 62,025 4,365
BrightView Holdings Inc
(e)
3,105 55
Brink's Co/The 88,800 7,544
CAI International Inc
(e)
1,587 38
Cardtronics PLC
(e)
7,783 267
Care.com Inc
(e)
507 6
Carriage Services Inc 1,698 44
Cass Information Systems Inc 13,800 791
CBIZ Inc
(e)
9,886 270
Collectors Universe Inc 144 4
CRA International Inc 5,749 283
Cross Country Healthcare Inc
(e)
3,013 33
Emerald Expositions Events Inc 71,082 691
Ennis Inc 69,643 1,364
EVERTEC Inc 2,960 91
FTI Consulting Inc
(e)
10,933 1,190
GP Strategies Corp
(e)
66,630 740
Green Dot Corp
(e)
57,480 1,658
Hackett Group Inc/The 302 5
Heidrick & Struggles International Inc 30,720 875
Herc Holdings Inc
(e)
1,620 72
Hertz Global Holdings Inc
(e)
12,105 164
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
HMS Holdings Corp
(e)
13,000 $ 425
Huron Consulting Group Inc
(e)
1,397 92
ICF International Inc 2,627 225
Information Services Group Inc
(e)
2,957 6
K12 Inc
(e)
4,227 84
Kelly Services Inc 51,036 1,226
Korn Ferry 41,305 1,516
Laureate Education Inc
(e)
7,573 117
LiveRamp Holdings Inc
(e)
4,834 189
LSC Communications Inc 3,926 4
Quad/Graphics Inc 162,118 734
Rent-A-Center Inc/TX 19,260 498
Resources Connection Inc 81,071 1,187
Rosetta Stone Inc
(e)
1,707 33
RR Donnelley & Sons Co 7,192 31
SEACOR Marine Holdings Inc
(e)
2,019 26
SP Plus Corp
(e)
2,637 116
Strategic Education Inc 1,200 148
Team Inc
(e)
5,427 99
Textainer Group Holdings Ltd
(e)
2,752 28
TrueBlue Inc
(e)
39,187 897
Vectrus Inc
(e)
37,537 1,716
WW International Inc
(e)
25,989 906
$ 54,691
Computers - 2.67%
3D Systems Corp
(e)
8,326 79
CACI International Inc
(e)
58,555 13,102
Conduent Inc
(e)
12,383 77
Cubic Corp 1,912 141
CyberArk Software Ltd
(e)
17,650 1,793
Diebold Nixdorf Inc
(e)
2,882 20
Insight Enterprises Inc
(e)
44,111 2,708
Inspired Entertainment Inc
(e)
337 2
Lumentum Holdings Inc
(e)
5,555 348
MTS Systems Corp 838 47
NetScout Systems Inc
(e)
5,313 129
OneSpan Inc
(e)
878 16
Perspecta Inc 246,068 6,531
Presidio Inc 5,206 86
SecureWorks Corp
(e)
900 11
StarTek Inc
(e)
1,851 12
Stratasys Ltd
(e)
3,640 75
Super Micro Computer Inc
(e)
78,800 1,630
Sykes Enterprises Inc
(e)
4,491 139
Unisys Corp
(e)
17,427 178
$ 27,124
Consumer Products - 0.12%
ACCO Brands Corp 88,242 808
Central Garden & Pet Co
(e)
1,077 32
Central Garden & Pet Co - A Shares
(e)
5,179 146
Helen of Troy Ltd
(e)
1,180 177
Quanex Building Products Corp 3,309 64
$ 1,227
Cosmetics & Personal Care - 0.03%
Edgewell Personal Care Co
(e)
6,840 240
elf Beauty Inc
(e)
2,204 37
Inter Parfums Inc 890 69
Revlon Inc
(d),(e)
131 3
$ 349
Distribution & Wholesale - 0.78%
Anixter International Inc
(e)
32,184 2,663
BlueLinx Holdings Inc
(d),(e)
859 27
Core-Mark Holding Co Inc 10,870 332
Fossil Group Inc
(e)
15,753 171
G-III Apparel Group Ltd
(e)
51,194 1,285
H&E Equipment Services Inc 4,514 153
ScanSource Inc
(e)
52,227 1,687
Systemax Inc 396 9
Titan Machinery Inc
(e)
2,019 34

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
485
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Triton International Ltd/Bermuda 3,984 $ 146
Veritiv Corp
(e)
14,091 192
WESCO International Inc
(e)
24,464 1,227
$ 7,926
Diversified Financial Services - 3.72%
Aircastle Ltd 42,163 1,148
AllianceBernstein Holding LP
(d)
25,452 747
Artisan Partners Asset Management Inc 58,427 1,598
Ashford Inc
(e)
14 —
B. Riley Financial Inc 1,989 56
Blucora Inc
(e)
971 21
Boston Private Financial Holdings Inc 170,888 1,922
Brightsphere Investment Group Inc 73,495 722
CBTX Inc 1,870 54
Columbia Financial Inc
(e)
3,872 64
Cowen Inc
(e)
81,354 1,218
Deluxe Corp 37,841 1,962
Diamond Hill Investment Group Inc 55 8
Elevate Credit Inc
(e)
1,051 4
Encore Capital Group Inc
(e)
2,258 75
Enova International Inc
(e)
27,691 650
Federal Agricultural Mortgage Corp 455 39
Federated Investors Inc 15,220 486
GAIN Capital Holdings Inc
(d)
83,500 352
GAMCO Investors Inc 22,105 348
Greenhill & Co Inc 84,399 1,367
Hannon Armstrong Sustainable Infrastructure
Capital Inc
6,753 202
INTL. FCStone Inc
(e)
19,700 788
Ladenburg Thalmann Financial Services Inc 1,979 4
Legg Mason Inc 41,098 1,531
LendingClub Corp
(e)
4,846 61
LPL Financial Holdings Inc 73,275 5,924
Marlin Business Services Corp 757 18
MMA Capital Holdings Inc
(e)
550 18
Moelis & Co 674 24
Mr Cooper Group Inc
(e)
28,036 358
Navient Corp 127,850 1,760
Nelnet Inc 1,269 78
NewStar Financial Inc
(e),(f),(g)
52,106 13
On Deck Capital Inc
(e)
20,332 91
Oppenheimer Holdings Inc 44,674 1,215
PennyMac Financial Services Inc 1,480 46
Piper Jaffray Cos 2,913 229
PJT Partners Inc 668 28
PRA Group Inc
(e)
3,304 112
Pzena Investment Management Inc 8,846 73
Regional Management Corp
(e)
2,298 66
Sculptor Capital Management Inc 43,695 785
SLM Corp 81,500 688
Stifel Financial Corp 29,451 1,649
Virtu Financial Inc
(d)
335,625 5,692
Virtus Investment Partners Inc 11,422 1,239
Waddell & Reed Financial Inc 64,401 1,067
Westwood Holdings Group Inc 39,118 1,183
World Acceptance Corp
(e)
189 20
$ 37,803
Electric - 1.72%
ALLETE Inc 30,017 2,583
Ameresco Inc
(e)
2,216 33
Atlantic Power Corp
(e)
5,256 12
Avista Corp 40,600 1,950
Black Hills Corp 8,548 674
Clearway Energy Inc - Class A 36,631 629
Clearway Energy Inc - Class C 5,245 95
El Paso Electric Co 35,782 2,386
Genie Energy Ltd 987 7
IDACORP Inc 1,133 122
MGE Energy Inc 8,147 627
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NorthWestern Corp 26,617 $ 1,931
Ormat Technologies Inc 1,855 142
Otter Tail Corp 9,635 546
PNM Resources Inc 33,312 1,737
Portland General Electric Co 19,016 1,082
Spark Energy Inc 114,090 1,092
Unitil Corp 29,165 1,817
$ 17,465
Electrical Components & Equipment - 1.11%
American Superconductor Corp
(e)
2,645 21
Belden Inc 35,132 1,802
Encore Wire Corp 17,926 1,008
Energizer Holdings Inc 37,700 1,602
EnerSys 24,484 1,637
Graham Corp 44,308 1,003
Insteel Industries Inc 53,600 1,022
Littelfuse Inc 16,953 2,976
Powell Industries Inc 4,039 158
$ 11,229
Electronics - 2.69%
Applied Optoelectronics Inc
(d),(e)
2,008 19
Bel Fuse Inc 1,160 17
Benchmark Electronics Inc 42,626 1,444
Brady Corp 188,136 10,600
Comtech Telecommunications Corp 16,510 577
FARO Technologies Inc
(e)
72 3
Fitbit Inc
(e)
12,895 80
GoPro Inc
(d),(e)
695 3
II-VI Inc
(e)
2,376 79
KEMET Corp 11,189 243
Kimball Electronics Inc
(e)
82,685 1,229
Knowles Corp
(e)
22,286 481
NVE Corp 2,573 160
OSI Systems Inc
(e)
3,410 338
Plexus Corp
(e)
25,801 1,908
Sanmina Corp
(e)
77,687 2,387
SMART Global Holdings Inc
(e)
1,431 42
Stoneridge Inc
(e)
2,930 90
SYNNEX Corp 2,720 320
Tech Data Corp
(e)
22,720 2,760
TTM Technologies Inc
(e)
7,061 83
Vishay Intertechnology Inc 106,767 2,152
Vishay Precision Group Inc
(e)
2,339 80
Watts Water Technologies Inc 4,617 431
ZAGG Inc
(d),(e)
244,866 1,805
$ 27,331
Energy - Alternate Sources - 0.35%
Clean Energy Fuels Corp
(e)
14,799 33
FutureFuel Corp 78,915 974
Green Plains Inc 3,510 43
Pattern Energy Group Inc 9,904 278
Renewable Energy Group Inc
(e)
53,085 867
REX American Resources Corp
(e)
14,994 1,213
Sunnova Energy International Inc
(e)
869 9
SunPower Corp
(d),(e)
5,956 52
TerraForm Power Inc 4,387 75
$ 3,544
Engineering & Construction - 0.90%
Aegion Corp
(e)
3,015 65
Arcosa Inc 15,112 581
Argan Inc 199 8
Construction Partners Inc
(e)
856 15
Dycom Industries Inc
(e)
469 21
EMCOR Group Inc 10,149 890
Exponent Inc 1,180 75
Granite Construction Inc 2,925 69
Great Lakes Dredge & Dock Corp
(e)
11,947 129
IES Holdings Inc
(e)
584 11
KBR Inc 80,616 2,271

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
486
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
MasTec Inc
(e)
5,900 $ 371
Mistras Group Inc
(e)
1,682 26
MYR Group Inc
(e)
24,607 846
Primoris Services Corp 58,951 1,206
Star Group LP 77,202 717
Sterling Construction Co Inc
(e)
6,672 108
Tutor Perini Corp
(e)
109,763 1,698
VSE Corp 843 32
WillScot Corp
(e)
1,230 19
$ 9,158
Entertainment - 0.36%
AMC Entertainment Holdings Inc
(d)
5,095 48
Empire Resorts Inc
(e)
288 3
Eros International PLC
(d),(e)
7,749 17
Golden Entertainment Inc
(e)
928 13
Marriott Vacations Worldwide Corp 2,553 281
Monarch Casino & Resort Inc
(e)
325 14
Penn National Gaming Inc
(e)
12,670 270
RCI Hospitality Holdings Inc 1,103 21
Reading International Inc
(e)
1,721 20
Scientific Games Corp
(e)
74,125 1,778
Twin River Worldwide Holdings Inc
(d)
45,400 1,139
$ 3,604
Environmental Control - 0.25%
Advanced Disposal Services Inc
(e)
251 8
AquaVenture Holdings Ltd
(e)
1,138 22
Casella Waste Systems Inc
(e)
38,400 1,674
CECO Environmental Corp
(e)
3,095 21
Charah Solutions Inc
(e)
1,126 2
Heritage-Crystal Clean Inc
(e)
9,945 264
Tetra Tech Inc 6,110 535
$ 2,526
Food - 0.64%
B&G Foods Inc
(d)
7,050 110
Cal-Maine Foods Inc 2,330 93
Fresh Del Monte Produce Inc 2,407 76
Hostess Brands Inc
(e)
20,958 267
Ingles Markets Inc 6,072 239
John B Sanfilippo & Son Inc 1,170 124
Lancaster Colony Corp 377 53
Landec Corp
(e)
2,603 26
Nathan's Famous Inc 218 17
Performance Food Group Co
(e)
97,150 4,140
Sanderson Farms Inc 577 90
Seneca Foods Corp - Class A
(e)
5,023 177
Simply Good Foods Co/The
(e)
5,116 126
SpartanNash Co 4,385 57
Tootsie Roll Industries Inc 207 7
United Natural Foods Inc
(e)
5,016 38
Village Super Market Inc 29,821 790
Weis Markets Inc 970 37
$ 6,467
Forest Products & Paper - 0.15%
Clearwater Paper Corp
(e)
1,493 28
Mercer International Inc 59,300 723
Neenah Inc 2,957 191
PH Glatfelter Co 4,262 77
Schweitzer-Mauduit International Inc 9,066 367
Verso Corp
(e)
10,909 159
$ 1,545
Gas - 2.49%
New Jersey Resources Corp 6,016 262
Northwest Natural Holding Co 24,811 1,721
ONE Gas Inc 12,054 1,119
RGC Resources Inc 796 23
South Jersey Industries Inc 50,406 1,621
Southwest Gas Holdings Inc 115,501 10,084
Spire Inc 124,604 10,474
$ 25,304
COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.82%
Franklin Electric Co Inc 134,656 $ 7,252
Kennametal Inc 30,928 957
Luxfer Holdings PLC 233 4
Milacron Holdings Corp
(e)
4,870 81
$ 8,294
Healthcare - Products - 1.55%
Alphatec Holdings Inc
(e)
524 4
AngioDynamics Inc
(e)
3,827 59
Apyx Medical Corp
(e)
3,041 20
Avanos Medical Inc
(e)
3,401 150
CareDx Inc
(e)
239 6
Cerus Corp
(e)
1,015 4
CONMED Corp 1,130 124
Hanger Inc
(e)
102,886 2,327
Integer Holdings Corp
(e)
4,105 318
Integra LifeSciences Holdings Corp
(e)
111,950 6,500
Invacare Corp 3,405 26
Lantheus Holdings Inc
(e)
196,932 4,106
LeMaitre Vascular Inc 254 9
LivaNova PLC
(e)
1,794 127
Luminex Corp 3,020 62
Meridian Bioscience Inc 3,827 37
NanoString Technologies Inc
(e)
280 6
OPKO Health Inc
(d),(e)
32,250 46
OraSure Technologies Inc
(e)
6,011 51
Orthofix Medical Inc
(e)
633 27
Patterson Cos Inc 96,053 1,645
Rockwell Medical Inc
(e)
1,489 3
RTI Surgical Holdings Inc
(e)
6,349 14
SeaSpine Holdings Corp
(e)
1,636 23
Utah Medical Products Inc 70 7
Varex Imaging Corp
(e)
2,238 67
$ 15,768
Healthcare - Services - 0.57%
Addus HomeCare Corp
(e)
2,860 241
American Renal Associates Holdings Inc
(e)
1,658 14
Brookdale Senior Living Inc
(e)
18,052 132
Cellular Biomedicine Group Inc
(e)
272 5
Community Health Systems Inc
(e)
8,448 30
Magellan Health Inc
(e)
25,617 1,663
MEDNAX Inc
(e)
63,700 1,399
Medpace Holdings Inc
(e)
13,000 957
National HealthCare Corp 1,230 101
Personalis Inc
(e)
280 3
Surgery Partners Inc
(e)
2,497 20
Syneos Health Inc
(e)
5,502 276
Tenet Healthcare Corp
(e)
550 14
Tivity Health Inc
(e)
27,146 440
Triple-S Management Corp
(e)
35,041 530
$ 5,825
Home Builders - 1.37%
Beazer Homes USA Inc
(e)
11,078 166
Century Communities Inc
(e)
37,828 1,141
Forestar Group Inc
(e)
1,176 22
Green Brick Partners Inc
(e)
47,600 479
KB Home 18,722 668
LGI Homes Inc
(e)
13,311 1,045
M/I Homes Inc
(e)
24,663 1,090
MDC Holdings Inc 18,116 702
Meritage Homes Corp
(e)
30,408 2,192
Taylor Morrison Home Corp
(e)
79,008 1,978
Thor Industries Inc 27,000 1,708
TRI Pointe Group Inc
(e)
134,165 2,112
William Lyon Homes
(e)
3,135 61
Winnebago Industries Inc 10,911 525
$ 13,889

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
487
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0.33%
Daktronics Inc 4,078 $ 28
Ethan Allen Interiors Inc 72,552 1,430
Flexsteel Industries Inc 23,963 397
Hooker Furniture Corp 58,021 1,373
Purple Innovation Inc
(d),(e)
560 4
Sleep Number Corp
(e)
259 13
Universal Electronics Inc
(e)
2,112 110
$ 3,355
Housewares - 0.10%
Lifetime Brands Inc 1,595 13
Tupperware Brands Corp 101,552 978
$ 991
Insurance - 5.85%
Ambac Financial Group Inc
(e)
78,222 1,604
American Equity Investment Life Holding Co 39,839 983
AMERISAFE Inc 4,293 273
Argo Group International Holdings Ltd 5,091 315
Brown & Brown Inc 175,225 6,602
CNO Financial Group Inc 124,594 1,950
Crawford & Co
(d)
401 4
Donegal Group Inc 5,451 81
Employers Holdings Inc 44,152 1,869
Enstar Group Ltd
(e)
9,001 1,808
Essent Group Ltd 28,530 1,486
FBL Financial Group Inc 8,538 490
FedNat Holding Co 10,124 145
FGL Holdings 147,366 1,331
Genworth Financial Inc 146,929 629
Global Indemnity Ltd 29,743 736
Hallmark Financial Services Inc
(e)
1,368 24
HCI Group Inc 647 27
Heritage Insurance Holdings Inc 2,377 32
Horace Mann Educators Corp 50,409 2,196
Independence Holding Co 569 22
Investors Title Co 135 20
James River Group Holdings Ltd 1,095 39
MBIA Inc
(e)
129,712 1,206
Mercury General Corp 107,450 5,164
MGIC Investment Corp 786,805 10,787
National General Holdings Corp 28,159 601
National Western Life Group Inc 7,539 2,055
NI Holdings Inc
(e)
1,159 20
NMI Holdings Inc
(e)
17,910 524
ProAssurance Corp 43,885 1,721
ProSight Global Inc
(e)
653 10
Protective Insurance Corp 7,638 122
Radian Group Inc 87,365 2,193
RLI Corp 650 63
Safety Insurance Group Inc 1,652 161
Selective Insurance Group Inc 128,074 8,852
State Auto Financial Corp 1,614 53
Stewart Information Services Corp 30,056 1,230
Third Point Reinsurance Ltd
(e)
112,641 1,069
Tiptree Inc 2,706 20
United Fire Group Inc 16,895 770
Universal Insurance Holdings Inc 2,778 75
$ 59,362
Internet - 0.30%
Cars.com Inc
(e)
5,763 65
DHI Group Inc
(e)
5,946 21
ePlus Inc
(e)
11,221 877
HealthStream Inc
(e)
1,808 51
Lands' End Inc
(e)
1,299 16
Limelight Networks Inc
(e)
6,284 26
Liquidity Services Inc
(e)
3,035 20
Meet Group Inc/The
(e)
3,806 16
New Media Investment Group Inc
(d)
12,678 112
NIC Inc 50,935 1,198
Perficient Inc
(e)
13,660 535
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Rubicon Project Inc/The
(e)
1,633 $ 14
Stamps.com Inc
(e)
1,215 102
Stitch Fix Inc
(d),(e)
338 8
TechTarget Inc
(e)
520 13
$ 3,074
Investment Companies - 0.23%
Altus Midstream Co
(d),(e)
303,000 667
Ellington Financial Inc 89,125 1,642
PDL Community Bancorp
(e)
1,097 15
Rafael Holdings Inc
(e)
1,127 19
$ 2,343
Iron & Steel - 0.24%
AK Steel Holding Corp
(e)
13,799 33
Allegheny Technologies Inc
(e)
9,095 191
Carpenter Technology Corp 4,682 229
Cleveland-Cliffs Inc
(d)
220,506 1,595
Commercial Metals Co 16,710 323
Schnitzer Steel Industries Inc 2,592 55
$ 2,426
Leisure Products & Services - 0.25%
Acushnet Holdings Corp 4,155 118
Callaway Golf Co 6,895 139
Camping World Holdings Inc
(d)
89,000 841
Clarus Corp 1,218 15
Drive Shack Inc
(e)
707 3
Escalade Inc 1,487 17
Johnson Outdoors Inc 12,933 758
Nautilus Inc
(e)
379,978 627
OneSpaWorld Holdings Ltd
(e)
3,331 52
$ 2,570
Lodging - 0.35%
BBX Capital Corp 6,657 30
Bluegreen Vacations Corp
(d)
772 7
Boyd Gaming Corp 2,600 71
Century Casinos Inc
(e)
2,994 22
Hilton Grand Vacations Inc
(e)
46,307 1,608
Marcus Corp/The 2,881 104
St Joe Co/The
(d),(e)
3,273 61
Wyndham Destinations Inc 34,900 1,620
$ 3,523
Machinery - Construction & Mining - 0.38%
Astec Industries Inc 40,221 1,412
Hyster-Yale Materials Handling Inc 15,104 766
SPX Corp
(e)
1,283 58
Terex Corp 59,998 1,653
$ 3,889
Machinery - Diversified - 1.63%
Alamo Group Inc 291 31
Albany International Corp 58,525 4,915
Altra Industrial Motion Corp 4,736 146
Cactus Inc 24,200 719
Columbus McKinnon Corp/NY 6,163 231
CSW Industrials Inc 4,600 319
Curtiss-Wright Corp 150 20
DXP Enterprises Inc/TX
(e)
28,652 990
Gencor Industries Inc
(e)
2,310 29
Gorman-Rupp Co/The 1,875 69
GrafTech International Ltd 645,375 7,796
Hurco Cos Inc 3,227 112
Ichor Holdings Ltd
(e)
1,726 50
Lindsay Corp 511 48
Manitowoc Co Inc/The
(e)
3,407 43
Mueller Water Products Inc - Class A 78,665 921
SPX FLOW Inc
(e)
3,072 139
Twin Disc Inc
(e)
1,174 13
$ 16,591

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
488
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 2.66%
Cumulus Media Inc
(e)
1,569 $ 21
Entercom Communications Corp 12,374 43
Entravision Communications Corp 257,965 733
EW Scripps Co/The 3,940 53
Gannett Co Inc 12,023 130
Gray Television Inc
(e)
263,070 4,317
Hemisphere Media Group Inc
(e)
423 5
Lee Enterprises Inc
(e)
20,855 38
Liberty Latin America Ltd - Class A
(e)
4,569 86
Liberty Latin America Ltd - Class C
(e)
16,326 300
Media General Inc - Rights
(e),(g),(h)
15,053 1
Meredith Corp 21,077 795
MSG Networks Inc
(d),(e)
85,072 1,379
Nexstar Media Group Inc 93,350 9,082
Saga Communications Inc 760 23
Scholastic Corp 10,089 388
TEGNA Inc 636,542 9,568
Tribune Publishing Co 1,876 17
WideOpenWest Inc
(e)
5,988 38
$ 27,017
Metal Fabrication & Hardware - 0.79%
AZZ Inc 36,619 1,421
CIRCOR International Inc
(e)
1,413 54
Eastern Co/The 1,623 45
LB Foster Co
(e)
12,299 223
Mueller Industries Inc 29,520 908
Northwest Pipe Co
(e)
1,062 32
Olympic Steel Inc 1,114 17
Park-Ohio Holdings Corp 906 28
Rexnord Corp
(e)
29,492 834
Ryerson Holding Corp
(e)
2,866 25
Synalloy Corp 994 16
Timken Co/The 26,647 1,306
TimkenSteel Corp
(e)
4,181 24
Tredegar Corp 6,091 121
TriMas Corp
(e)
13,910 449
Valmont Industries Inc 8,255 1,133
Worthington Industries Inc 37,334 1,374
$ 8,010
Mining - 0.41%
Century Aluminum Co
(e)
131,800 768
Coeur Mining Inc
(e)
15,930 88
Contura Energy Inc
(e)
1,898 44
Covia Holdings Corp
(d),(e)
4,309 6
Gold Resource Corp 6,136 27
Hecla Mining Co 35,678 82
Kaiser Aluminum Corp 14,326 1,533
Livent Corp
(e)
232,786 1,597
Novagold Resources Inc
(e)
5,043 37
Pan American Silver - CVR
(e),(g)
11,857 3
United States Lime & Minerals Inc 214 19
$ 4,204
Miscellaneous Manufacturers - 1.12%
Actuant Corp 2,070 51
American Outdoor Brands Corp
(e)
5,642 40
EnPro Industries Inc 24,690 1,717
ESCO Technologies Inc 383 32
Fabrinet
(e)
109,574 6,161
Federal Signal Corp 8,253 268
Haynes International Inc 1,228 42
Hillenbrand Inc 52,843 1,627
Lydall Inc
(e)
1,663 33
NL Industries Inc
(e)
1,858 8
Standex International Corp 935 71
Sturm Ruger & Co Inc 655 30
Trinseo SA 31,295 1,330
$ 11,410
Office & Business Equipment - 0.00%
Pitney Bowes Inc 6,187 27
COMMON STOCKS (continued) Shares Held Value (000’s)
Office Furnishings - 0.40%
CompX International Inc 349 $ 5
Herman Miller Inc 24,458 1,138
HNI Corp 1,427 54
Interface Inc 54,751 911
Kimball International Inc 3,912 80
Knoll Inc 36,975 988
Steelcase Inc 48,220 842
$ 4,018
Oil & Gas - 3.05%
Abraxas Petroleum Corp
(e)
20,079 6
Amplify Energy Corp 31,034 225
Antero Resources Corp
(e)
256,500 641
Berry Petroleum Corp 169,344 1,591
Bonanza Creek Energy Inc
(e)
80,444 1,434
Brigham Minerals Inc 575 11
California Resources Corp
(d),(e)
7,641 42
Callon Petroleum Co
(d),(e)
568,147 2,158
Carrizo Oil & Gas Inc
(e)
10,911 80
CNX Resources Corp
(e)
13,498 114
Comstock Resources Inc
(d),(e)
1,908 13
CVR Energy Inc 4,370 207
Delek US Holdings Inc 35,124 1,403
Denbury Resources Inc
(e)
62,057 62
Earthstone Energy Inc
(e)
334,876 1,299
Evolution Petroleum Corp 1,035 6
Extraction Oil & Gas Inc
(d),(e)
8,148 14
Falcon Minerals Corp 3,542 22
Goodrich Petroleum Corp
(e)
662 6
Gulfport Energy Corp
(e)
30,324 84
HighPoint Resources Corp
(e)
11,237 12
Jagged Peak Energy Inc
(d),(e)
2,806 20
Kosmos Energy Ltd 1,355,596 8,405
Laredo Petroleum Inc
(e)
163,902 387
Magnolia Oil & Gas Corp
(e)
7,303 72
Mammoth Energy Services Inc 222,987 357
Matador Resources Co
(e)
7,374 103
Montage Resources Corp
(e)
3,018 14
Murphy USA Inc
(e)
3,521 415
Nabors Industries Ltd 38,030 70
Northern Oil and Gas Inc
(d),(e)
27,779 54
Oasis Petroleum Inc
(e)
36,956 97
Panhandle Oil and Gas Inc 6,249 89
Par Pacific Holdings Inc
(e)
36,869 835
Parker Drilling Co
(e)
1,029 19
Parsley Energy Inc 348,700 5,513
PBF Energy Inc 44,700 1,443
PDC Energy Inc
(e)
14,750 294
Penn Virginia Corp
(e)
1,378 33
PrimeEnergy Resources Corp
(e)
33 5
QEP Resources Inc 17,700 59
Range Resources Corp
(d)
280,200 1,129
Ring Energy Inc
(e)
51,597 86
Roan Resources Inc
(d),(e)
4,283 6
SandRidge Energy Inc
(e)
11,335 49
SilverBow Resources Inc
(e)
3,033 24
SM Energy Co 11,256 89
Southwestern Energy Co
(e)
87,797 180
SRC Energy Inc
(e)
27,157 85
Talos Energy Inc
(e)
26,215 564
Transocean Ltd
(e)
4,741 23
Trecora Resources
(e)
8,332 73
Unit Corp
(e)
3,060 6
W&T Offshore Inc
(e)
52,221 210
Whiting Petroleum Corp
(e)
105,576 670
$ 30,908
Oil & Gas Services - 1.27%
Archrock Inc 17,462 168
Dril-Quip Inc
(e)
4,168 171
Era Group Inc
(e)
2,384 23

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
489
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
Exterran Corp
(e)
3,063 $ 39
Forum Energy Technologies Inc
(e)
58,715 68
Frank's International NV
(e)
334,934 1,641
FTS International Inc
(e)
145,018 220
Geospace Technologies Corp
(e)
1,408 21
Helix Energy Solutions Group Inc
(e)
23,715 204
Independence Contract Drilling Inc
(e)
4,948 4
KLX Energy Services Holdings Inc
(e)
2,224 18
Liberty Oilfield Services Inc 104,189 960
Matrix Service Co
(e)
2,683 50
McDermott International Inc
(d),(e)
370 1
MRC Global Inc
(e)
5,309 60
National Energy Services Reunited Corp
(d),(e)
2,628 18
Natural Gas Services Group Inc
(e)
1,436 17
NCS Multistage Holdings Inc
(e)
1,406 3
Newpark Resources Inc
(e)
504,457 3,026
NexTier Oilfield Solutions Inc
(e)
454,149 1,962
Nine Energy Service Inc
(d),(e)
64,237 363
NOW Inc
(e)
31,791 335
Oceaneering International Inc
(e)
7,065 100
Oil States International Inc
(e)
5,778 82
ProPetro Holding Corp
(e)
134,081 1,039
RPC Inc
(d)
5,810 24
Select Energy Services Inc
(e)
5,924 45
Seventy Seven Energy Inc
(e),(g),(h)
16,216 —
Smart Sand Inc
(d),(e)
3,250 8
Solaris Oilfield Infrastructure Inc 123,500 1,314
TETRA Technologies Inc
(e)
22,820 39
Thermon Group Holdings Inc
(e)
35,394 844
US Silica Holdings Inc 6,948 31
US Well Services Inc
(e)
838 2
$ 12,900
Packaging & Containers - 0.18%
Greif Inc - Class A 19,521 764
Greif Inc - Class B 632 30
Matthews International Corp 2,256 83
Silgan Holdings Inc 25,400 782
UFP Technologies Inc
(e)
3,521 147
$ 1,806
Pharmaceuticals - 1.20%
Adamas Pharmaceuticals Inc
(e)
2,383 10
Aeglea BioTherapeutics Inc
(e)
2,100 16
Akebia Therapeutics Inc
(e)
11,181 42
Akorn Inc
(e)
11,338 57
Anika Therapeutics Inc
(e)
4,992 351
Artana Therapeutics
(e),(g),(h)
581 —
Assertio Therapeutics Inc
(e)
9,281 7
Chimerix Inc
(e)
3,454 5
Coherus Biosciences Inc
(e)
3,556 62
Concert Pharmaceuticals Inc
(e)
4,509 28
Corium International Inc
(e),(g)
454 —
Cyclerion Therapeutics Inc
(e)
79 —
Cytokinetics Inc
(e)
536 6
Diplomat Pharmacy Inc
(e)
6,061 33
Endo International PLC
(e)
18,696 85
G1 Therapeutics Inc
(e)
1,366 29
Gritstone Oncology Inc
(d),(e)
1,921 16
Harpoon Therapeutics Inc
(e)
402 5
Intellia Therapeutics Inc
(e)
1,110 14
Jounce Therapeutics Inc
(e)
1,815 7
Lannett Co Inc
(d),(e)
3,090 37
Mallinckrodt PLC
(d),(e)
22,877 73
Minerva Neurosciences Inc
(e)
473 2
Natural Grocers by Vitamin Cottage Inc
(e)
21,464 188
Nature's Sunshine Products Inc
(e)
1,414 13
Option Care Health Inc
(e)
10,822 38
Owens & Minor Inc 8,236 55
PRA Health Sciences Inc
(e)
74,200 7,250
Prestige Consumer Healthcare Inc
(e)
4,868 173
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Principia Biopharma Inc
(e)
96 $ 3
Protagonist Therapeutics Inc
(e)
562 8
Reata Pharmaceuticals Inc
(d),(e)
867 179
Spectrum Pharmaceuticals Inc
(e)
738 6
Spero Therapeutics Inc
(e)
1,101 12
Sutro Biopharma Inc
(e)
822 8
Taro Pharmaceutical Industries Ltd 19,900 1,609
TG Therapeutics Inc
(d),(e)
924 6
TherapeuticsMD Inc
(d),(e)
1,485 4
Turning Point Therapeutics Inc
(e)
21 1
USANA Health Sciences Inc
(e)
22,900 1,697
Verrica Pharmaceuticals Inc
(e)
808 11
$ 12,146
Pipelines - 0.32%
CNX Midstream Partners LP 53,000 813
Hess Midstream Partners LP 36,800 784
Noble Midstream Partners LP 29,000 699
Oasis Midstream Partners LP 47,200 814
SemGroup Corp 6,792 109
$ 3,219
Private Equity - 0.13%
Kennedy-Wilson Holdings Inc 4,434 102
Victory Capital Holdings Inc 76,739 1,194
$ 1,296
Real Estate - 0.95%
American Realty Investors Inc
(e)
345 6
Consolidated-Tomoka Land Co 17,491 1,119
Cushman & Wakefield PLC
(e)
336,799 6,281
Five Point Holdings LLC
(e)
96,500 638
FRP Holdings Inc
(e)
718 37
Griffin Industrial Realty Inc 139 6
Legacy Housing Corp
(e)
500 8
Marcus & Millichap Inc
(e)
20,864 745
Maui Land & Pineapple Co Inc
(e)
459 5
McGrath RentCorp 1,013 77
Newmark Group Inc 1,350 14
RE/MAX Holdings Inc 18,764 627
Realogy Holdings Corp
(d)
8,399 66
Safehold Inc 1,066 37
Stratus Properties Inc
(e)
651 18
Transcontinental Realty Investors Inc
(e)
116 4
$ 9,688
REITs - 5.09%
Acadia Realty Trust 8,927 250
Agree Realty Corp 4,357 343
Alexander & Baldwin Inc 4,921 116
American Finance Trust Inc
(d)
7,127 105
Apollo Commercial Real Estate Finance Inc 11,242 206
Ares Commercial Real Estate Corp 2,810 44
Armada Hoffler Properties Inc 9,561 180
ARMOUR Residential REIT Inc 4,217 71
Ashford Hospitality Trust Inc 100 —
Blackstone Mortgage Trust Inc 9,128 331
Braemar Hotels & Resorts Inc 3,090 29
Brandywine Realty Trust 255,675 3,907
BRT Apartments Corp 1,307 22
Capstead Mortgage Corp 6,752 52
CareTrust REIT Inc 15,042 365
CatchMark Timber Trust Inc 18,692 214
Cedar Realty Trust Inc 9,120 30
Chatham Lodging Trust 11,836 213
CIM Commercial Trust Corp 387 6
City Office REIT Inc 3,872 52
Colony Capital Inc 256,114 1,434
Colony Credit Real Estate Inc 111,893 1,604
Community Healthcare Trust Inc 101,820 4,930
CoreCivic Inc 53,105 810
CorEnergy Infrastructure Trust Inc
(d)
1,309 63
DiamondRock Hospitality Co 60,455 603

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
490
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Easterly Government Properties Inc 7,244 $ 162
Essential Properties Realty Trust Inc 8,147 209
Exantas Capital Corp 138,495 1,629
Farmland Partners Inc
(d)
2,971 20
First Industrial Realty Trust Inc 36,107 1,520
Franklin Street Properties Corp 17,281 149
Front Yard Residential Corp 4,946 61
Getty Realty Corp 12,151 408
Gladstone Commercial Corp 7,460 176
Gladstone Land Corp 2,023 24
Global Medical REIT Inc 3,337 40
Global Net Lease Inc 6,221 121
Granite Point Mortgage Trust Inc 3,905 73
Great Ajax Corp 50,384 788
Healthcare Realty Trust Inc 27,477 955
Hersha Hospitality Trust 3,383 47
Independence Realty Trust Inc 11,179 172
Industrial Logistics Properties Trust 5,571 118
Invesco Mortgage Capital Inc 20,931 330
Investors Real Estate Trust 1,602 121
iStar Inc 1,227 16
Jernigan Capital Inc 2,190 42
Kite Realty Group Trust 5,898 105
KKR Real Estate Finance Trust Inc 2,543 51
Ladder Capital Corp 7,441 129
Lexington Realty Trust 66,820 727
LTC Properties Inc 2,589 134
Mack-Cali Realty Corp 6,256 134
Monmouth Real Estate Investment Corp 28,270 427
National Health Investors Inc 4,884 419
National Storage Affiliates Trust 146,200 4,996
New Senior Investment Group Inc 4,971 35
New York Mortgage Trust Inc 16,968 106
Office Properties Income Trust 23,118 737
One Liberty Properties Inc 1,654 47
Pebblebrook Hotel Trust 28,102 722
PennyMac Mortgage Investment Trust 18,879 432
Physicians Realty Trust 333,587 6,228
Piedmont Office Realty Trust Inc 39,930 896
PotlatchDeltic Corp 4,759 202
Preferred Apartment Communities Inc 4,462 64
PS Business Parks Inc 1,115 201
Ready Capital Corp 79,376 1,256
Redwood Trust Inc 10,532 172
Retail Opportunity Investments Corp 22,757 424
Retail Value Inc 1,554 57
Rexford Industrial Realty Inc 25,979 1,249
RLJ Lodging Trust 66,404 1,090
RPT Realty 5,556 81
Sabra Health Care REIT Inc 21,532 529
Saul Centers Inc 155 8
Senior Housing Properties Trust 111,887 1,111
Seritage Growth Properties 36,766 1,599
STAG Industrial Inc 14,833 461
Summit Hotel Properties Inc 25,126 308
Sunstone Hotel Investors Inc 69,311 936
Terreno Realty Corp 6,190 349
TPG RE Finance Trust Inc 6,475 131
UMH Properties Inc 608 9
Universal Health Realty Income Trust 500 60
Urban Edge Properties 14,012 296
Urstadt Biddle Properties Inc 5,550 135
Washington Prime Group Inc
(d)
13,819 58
Washington Real Estate Investment Trust 18,541 575
Western Asset Mortgage Capital Corp 5,050 51
Whitestone REIT 3,936 56
Xenia Hotels & Resorts Inc 31,066 654
$ 51,608
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 4.65%
Abercrombie & Fitch Co 4,727 $ 77
American Eagle Outfitters Inc 27,775 427
Asbury Automotive Group Inc
(e)
11,473 1,183
Ascena Retail Group Inc
(e)
22,638 8
At Home Group Inc
(e)
4,304 37
AutoNation Inc
(e)
31,300 1,592
Barnes & Noble Education Inc
(e)
4,335 18
Bassett Furniture Industries Inc 1,206 18
Beacon Roofing Supply Inc
(e)
4,052 126
Bed Bath & Beyond Inc
(d)
41,165 564
Big Lots Inc 5,894 128
Biglari Holdings Inc
(e)
51 4
BJ's Wholesale Club Holdings Inc
(e)
19,874 531
BMC Stock Holdings Inc
(e)
28,699 775
Brinker International Inc 21,138 940
Buckle Inc/The 23,714 496
Caleres Inc 7,868 169
Cannae Holdings Inc
(e)
4,981 145
Carrols Restaurant Group Inc
(e)
3,478 25
Cato Corp/The 2,239 39
Chico's FAS Inc 11,986 41
Chuy's Holdings Inc
(e)
1,347 33
Citi Trends Inc 7,875 141
Conn's Inc
(e)
2,023 49
Container Store Group Inc/The
(e)
2,194 9
Del Taco Restaurants Inc
(e)
3,077 23
Denny's Corp
(e)
2,458 49
Designer Brands Inc 17,330 286
Dillard's Inc 7,170 494
Dine Brands Global Inc 7,566 553
Dunkin' Brands Group Inc 59,475 4,676
El Pollo Loco Holdings Inc
(e)
2,234 26
Express Inc
(e)
7,286 23
EZCORP Inc
(e)
5,123 27
Fiesta Restaurant Group Inc
(e)
2,497 21
FirstCash Inc 68,351 5,768
Foundation Building Materials Inc
(e)
24,554 457
GameStop Corp
(d)
8,692 47
Genesco Inc
(e)
14,373 559
GMS Inc
(e)
2,306 69
GNC Holdings Inc
(d),(e)
8,748 23
Group 1 Automotive Inc 20,029 1,992
Guess? Inc 9,245 155
Habit Restaurants Inc/The
(e)
1,964 21
Haverty Furniture Cos Inc 39,640 719
Hibbett Sports Inc
(e)
69,254 1,653
Hudson Ltd
(e)
3,704 46
J Alexander's Holdings Inc
(e)
1,545 15
J. Jill Inc
(d)
2,235 4
Jack in the Box Inc 8,766 736
Kura Sushi USA Inc
(e)
233 4
La-Z-Boy Inc 18,813 668
Lithia Motors Inc 12,809 2,017
Lumber Liquidators Holdings Inc
(d),(e)
2,278 21
MarineMax Inc
(e)
2,017 31
Michaels Cos Inc/The
(e)
19,362 169
Movado Group Inc 48,920 1,275
Nu Skin Enterprises Inc 38,200 1,703
Office Depot Inc 736,811 1,518
Papa John's International Inc
(d)
134 8
Party City Holdco Inc
(d),(e)
5,360 30
PC Connection Inc 29,716 1,452
Penske Automotive Group Inc 24,300 1,184
PetMed Express Inc
(d)
41,755 978
Potbelly Corp
(d),(e)
2,283 10
PriceSmart Inc 1,464 108
Red Robin Gourmet Burgers Inc
(e)
1,284 39
Regis Corp
(e)
2,637 54
RH
(d),(e)
1,228 223

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
491
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
RTW RetailWinds Inc
(e)
4,417 $ 7
Rush Enterprises Inc - Class A 50,627 2,212
Rush Enterprises Inc - Class B 489 21
Ruth's Hospitality Group Inc 3,690 76
Sally Beauty Holdings Inc
(e)
10,312 160
Shoe Carnival Inc
(d)
949 31
Signet Jewelers Ltd
(d)
14,261 229
Sonic Automotive Inc 58,779 1,894
Sportsman's Warehouse Holdings Inc
(e)
74,664 508
Suburban Propane Partners LP
(d)
62,237 1,506
Tailored Brands Inc
(d)
783 4
Tilly's Inc 16,781 173
Urban Outfitters Inc
(e)
27,200 781
Vera Bradley Inc
(e)
16,015 172
Wingstop Inc 311 25
Winmark Corp 166 30
World Fuel Services Corp 23,198 969
Zumiez Inc
(e)
26,267 838
$ 47,145
Savings & Loans - 2.53%
Axos Financial Inc
(e)
2,908 84
BankFinancial Corp 6,518 84
Berkshire Hills Bancorp Inc 12,088 375
Brookline Bancorp Inc 129,012 2,025
Capitol Federal Financial Inc 88,596 1,264
Community Bankers Trust Corp 2,610 23
Dime Community Bancshares Inc 87,804 1,694
Entegra Financial Corp
(e)
674 20
ESSA Bancorp Inc 1,185 19
First Capital Inc
(d)
323 19
First Defiance Financial Corp 46,054 1,423
First Financial Northwest Inc 969 14
Flushing Financial Corp 57,915 1,254
FS Bancorp Inc 8,219 471
Greene County Bancorp Inc 162 4
Hingham Institution for Savings 3,891 739
Home Bancorp Inc 1,063 41
HomeTrust Bancshares Inc 16,426 439
Investors Bancorp Inc 189,663 2,286
Malvern Bancorp Inc
(e)
704 16
Meridian Bancorp Inc 70,915 1,386
MutualFirst Financial Inc 1,066 43
Northfield Bancorp Inc 81,219 1,382
Northwest Bancshares Inc 21,784 368
OceanFirst Financial Corp 38,227 915
Oritani Financial Corp 97,422 1,818
Pacific Premier Bancorp Inc 33,602 1,134
Provident Financial Holdings Inc 700 14
Provident Financial Services Inc 17,361 433
Prudential Bancorp Inc 940 16
Riverview Bancorp Inc 2,599 19
Southern Missouri Bancorp Inc 11,405 416
Territorial Bancorp Inc 17,633 521
Timberland Bancorp Inc/WA 841 22
United Community Financial Corp/OH 8,560 97
United Financial Bancorp Inc 86,854 1,227
Washington Federal Inc 66,003 2,406
Waterstone Financial Inc 48,955 912
WSFS Financial Corp 5,534 233
$ 25,656
Semiconductors - 5.09%
Adesto Technologies Corp
(e)
588 5
Alpha & Omega Semiconductor Ltd
(e)
2,058 27
Ambarella Inc
(e)
1,363 72
Amkor Technology Inc
(e)
8,317 103
AVX Corp 100,915 1,546
Axcelis Technologies Inc
(e)
3,339 64
AXT Inc
(e)
4,050 13
Brooks Automation Inc 731 31
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Cabot Microelectronics Corp 91,075 $ 13,763
CEVA Inc
(e)
204 6
Cirrus Logic Inc
(e)
20,546 1,397
CTS Corp 15,550 415
Diodes Inc
(e)
66,980 3,124
DSP Group Inc
(e)
1,522 23
Entegris Inc 201,600 9,677
FormFactor Inc
(e)
8,029 175
GSI Technology Inc
(e)
1,771 14
Lattice Semiconductor Corp
(e)
129,825 2,543
MACOM Technology Solutions Holdings Inc
(e)
3,371 77
MaxLinear Inc
(e)
197,695 3,748
Nova Measuring Instruments Ltd
(e)
166,325 5,573
Onto Innovation Inc
(e)
14,727 474
Photronics Inc
(e)
145,349 1,715
Rambus Inc
(e)
323,256 4,475
Semtech Corp
(e)
4,413 223
Synaptics Inc
(e)
2,413 102
Tower Semiconductor Ltd
(e)
87,675 1,923
Ultra Clean Holdings Inc
(e)
3,877 83
Veeco Instruments Inc
(e)
9,316 127
Xperi Corp 5,321 108
$ 51,626
Software - 0.58%
Allscripts Healthcare Solutions Inc
(e)
16,073 176
American Software Inc/GA 2,897 46
Avaya Holdings Corp
(e)
7,917 96
Bandwidth Inc
(e)
214 12
Cloudera Inc
(d),(e)
15,827 134
Computer Programs & Systems Inc 1,377 32
CSG Systems International Inc 26,764 1,543
Daily Journal Corp
(d),(e)
109 31
Donnelley Financial Solutions Inc
(e)
3,145 36
Ebix Inc 36,800 1,569
Evolent Health Inc
(e)
13,173 101
GTY Technology Holdings Inc
(e)
3,675 19
Health Catalyst Inc
(d),(e)
135 4
Immersion Corp
(e)
2,979 24
InnerWorkings Inc
(e)
169,162 821
ManTech International Corp/VA 3,307 261
PDF Solutions Inc
(e)
2,461 40
Phreesia Inc
(e)
178 5
Progress Software Corp 11,693 466
QAD Inc 473 22
Synchronoss Technologies Inc
(e)
3,802 23
TiVo Corp 9,059 74
Verint Systems Inc
(e)
6,741 306
$ 5,841
Storage & Warehousing - 0.02%
Mobile Mini Inc 5,114 192
Telecommunications - 0.82%
Acacia Communications Inc
(e)
1,761 116
ADTRAN Inc 4,876 43
ATN International Inc 1,088 64
CalAmp Corp
(e)
3,309 37
Calix Inc
(e)
2,161 16
Cambium Networks Corp
(e)
290 3
Casa Systems Inc
(e)
488,341 3,281
Cincinnati Bell Inc
(e)
21,475 110
CommScope Holding Co Inc
(e)
66,000 739
Consolidated Communications Holdings Inc 6,826 27
DASAN Zhone Solutions Inc
(e)
390 3
Digi International Inc
(e)
7,251 105
Harmonic Inc
(e)
8,552 67
IDT Corp - Class B
(e)
7,006 47
Infinera Corp
(d),(e)
12,663 71
Intelsat SA
(e)
4,932 125
Iridium Communications Inc
(e)
7,193 176
KVH Industries Inc
(e)
1,464 15

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
492
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Maxar Technologies Inc 5,613 $ 48
NeoPhotonics Corp
(e)
41,797 275
NETGEAR Inc
(e)
26,533 721
Plantronics Inc 31,700 1,250
Preformed Line Products Co 12,784 698
Ribbon Communications Inc
(e)
6,335 27
RigNet Inc
(e)
438 2
Spok Holdings Inc 1,992 24
TESSCO Technologies Inc 865 11
Viavi Solutions Inc
(e)
8,320 133
Vonage Holdings Corp
(e)
5,278 52
$ 8,286
Textiles - 0.06%
Culp Inc 1,281 20
UniFirst Corp/MA 2,786 559
$ 579
Transportation - 1.70%
ArcBest Corp 8,315 240
Ardmore Shipping Corp
(e)
3,207 26
Atlas Air Worldwide Holdings Inc
(e)
2,206 48
Costamare Inc 5,073 40
Covenant Transportation Group Inc
(e)
80,889 1,243
Daseke Inc
(d),(e)
4,831 13
Diamond S Shipping Inc
(e)
2,293 34
Dorian LPG Ltd
(e)
10,943 137
Echo Global Logistics Inc
(e)
5,783 115
GasLog Ltd 1,628 22
Genco Shipping & Trading Ltd 1,752 17
Golar LNG Ltd 9,140 126
Heartland Express Inc 4,925 103
Hoegh LNG Partners LP
(d)
21,800 325
Hub Group Inc
(e)
2,317 106
International Seaways Inc
(e)
2,524 63
Landstar System Inc 83,500 9,448
Marten Transport Ltd 5,209 113
Matson Inc 43,338 1,655
Nordic American Tankers Ltd 22,629 81
Overseas Shipholding Group Inc
(e)
30,574 50
PAM Transportation Services Inc
(e)
135 8
Safe Bulkers Inc
(e)
6,733 11
Saia Inc
(e)
1,935 172
Schneider National Inc 20,900 478
Scorpio Bulkers Inc 11,780 77
Scorpio Tankers Inc 3,089 98
SEACOR Holdings Inc
(e)
10,123 434
Ship Finance International Ltd 9,004 130
Teekay Corp
(d)
7,113 36
Teekay Tankers Ltd
(e)
22,221 45
Tidewater Inc
(e)
3,697 60
Universal Logistics Holdings Inc 34,300 647
US Xpress Enterprises Inc
(e)
2,347 12
Werner Enterprises Inc 29,734 1,086
$ 17,299
Trucking & Leasing - 0.18%
GATX Corp 2,585 205
Greenbrier Cos Inc/The 55,779 1,634
Willis Lease Finance Corp
(e)
329 18
$ 1,857
Water - 0.25%
American States Water Co 3,809 362
Artesian Resources Corp 8,045 299
California Water Service Group 28,544 1,597
Consolidated Water Co Ltd 1,545 27
Middlesex Water Co 174 12
PICO Holdings Inc
(e)
1,927 21
SJW Group 669 48
York Water Co/The 3,766 166
$ 2,532
TOTAL COMMON STOCKS $ 968,328
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Metal Fabrication & Hardware - 0.00%
Steel Partners Holdings LP 6.00%, 02/07/2026 507 $ 11
TOTAL PREFERRED STOCKS $ 11
Total Investments $ 1,029,062
Other Assets and Liabilities -  (1.39)% (14,095)
TOTAL NET ASSETS - 100.00% $ 1,014,967
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,256 or 1.11 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $17 or 0.00% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  (unaudited)
Sector Percent
Financial 34.96%
Industrial 14.02%
Consumer, Cyclical 11.47%
Consumer, Non-cyclical 10.46%
Technology 8.34%
Energy 5.10%
Utilities 4.46%
Communications 3.94%
Money Market Funds 3.87%
Basic Materials 2.66%
Investment Companies 2.05%
Domestic Equity Funds 0.06%
Other Assets and Liabilities
(1.39)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
493
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 35,811 $ 526,655 $ 527,490 $ 34,976
Principal U.S. Small-Cap Multi-Factor Index ETF — 1,840 1,230 625
$ 35,811 $ 528,495 $ 528,720 $ 35,601
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 6 58 $ — $ — $ —
Principal U.S. Small-Cap Multi-Factor Index ETF 12 (8) — 23
$ 67 0 $ (8) $ — $ 23
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
NewStar Financial Inc 12/27/2017 $ 28 $ 13 0.00%
Total $ 13 0.00%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2019 Long 32 $ 2,501 $ 33
Total $ 33
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2019
See accompanying notes.
494
INVESTMENT COMPANIES - 1.60% Shares Held Value (000's)
Exchange-Traded Funds - 1.60%
iShares National Muni Bond ETF 49,500 $ 5,654
iShares Short-Term National Muni Bond ETF 20,000 2,136
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
13,289 785
VanEck Vectors High-Yield Municipal Index ETF 5,912 380
$ 8,955
TOTAL INVESTMENT COMPANIES $ 8,955
MUNICIPAL BONDS - 98.44%
Principal
Amount (000's) Value (000's)
Alabama - 3.75%
Birmingham Airport Authority (credit support
from Assured Guaranty Municipal Corp )
5.25%, 07/01/2030
(a)
$ 1,000 $ 1,023
Hoover Industrial Development Board
5.75%, 10/01/2049 2,000 2,110
Lower Alabama Gas District/The
5.00%, 09/01/2034 3,500 4,577
5.00%, 09/01/2046 4,500 6,354
Selma Industrial Development Board
6.25%, 11/01/2033 700 700
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(b)
1,000 1,101
5.25%, 05/01/2044
(b)
4,500 5,179
$ 21,044
Arizona - 2.93%
Arizona Industrial Development Authority
5.00%, 01/01/2043 2,000 2,268
5.00%, 01/01/2049 1,000 1,095
5.00%, 01/01/2054 1,000 1,116
5.13%, 01/01/2054 1,000 1,104
5.50%, 01/01/2054
(b)
1,500 1,652
Chandler Industrial Development Authority
2.70%, 12/01/2037
(c)
1,300 1,351
Navajo Nation
5.50%, 12/01/2030
(b)
1,240 1,410
Salt Verde Financial Corp
5.00%, 12/01/2032 4,965 6,434
$ 16,430
California - 7.13%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,126
California Health Facilities Financing Authority
5.00%, 11/15/2046
(d)
1,691 1,973
California Municipal Finance Authority
5.00%, 05/15/2031 2,240 2,763
5.00%, 05/15/2033 1,000 1,221
5.00%, 05/15/2034 600 730
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,255
California Statewide Communities Development
Authority
6.25%, 11/15/2019
(b)
100 100
6.63%, 11/15/2024
(b)
500 501
California Statewide Communities Development
Authority (credit support from Ginnie Mae
Collateral )
4.90%, 07/20/2039
(a)
500 510
City of Los Angeles Department of Airports
5.00%, 05/15/2028 2,000 2,515
5.00%, 05/15/2035 1,500 1,531
5.00%, 05/15/2044
(d)
5,150 6,134
City of Vernon CA Electric System Revenue
5.13%, 08/01/2021 225 226
Golden State Tobacco Securitization Corp
5.30%, 06/01/2037 1,000 1,038
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,598
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 $ 1,150 $ 1,373
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(a)
1,340 1,534
Sacramento County Water Financing Authority
5.00%, 06/01/2027 500 635
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,748
Southern California Public Power Authority
5.00%, 11/01/2028 2,200 2,719
5.25%, 07/01/2028 1,000 1,070
State of California
5.00%, 08/01/2028 2,000 2,577
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,148
$ 40,025
Colorado - 1.76%
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 1,148
Dominion Water & Sanitation District
5.25%, 12/01/2027 1,500 1,601
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,083
Regional Transportation District
6.00%, 01/15/2041 450 462
6.50%, 01/15/2030 500 514
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,380
5.50%, 12/01/2048 2,500 2,666
$ 9,854
Connecticut - 1.55%
Connecticut State Health & Educational Facilities
Authority
0.87%, 07/01/2036
(c)
2,000 2,000
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
5,500 5,664
State of Connecticut (credit support from ACA
Financial Guaranty Corp )
6.60%, 07/01/2024
(a)
1,040 1,044
$ 8,708
District of Columbia - 1.22%
District of Columbia
5.00%, 12/01/2023 1,785 1,790
5.00%, 12/01/2024 715 717
5.00%, 10/15/2044 3,500 4,326
$ 6,833
Florida - 4.06%
Canaveral Port Authority
5.00%, 06/01/2048 2,000 2,394
City of Lakeland FL Department of Electric
Utilities
5.25%, 10/01/2036 1,000 1,394
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 4,136
Escambia County Health Facilities
Authority (credit support from AMBAC
Assurance Corp )
5.95%, 07/01/2020
(a)
10 10
Florida Development Finance Corp
6.25%, 01/01/2049
(b),(c)
500 476
6.37%, 01/01/2049
(b),(c)
3,000 2,835
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(d)
7,001 8,205

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2019
See accompanying notes.
495
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida (continued)
Martin County Health Facilities Authority
4.00%, 01/01/2046 $ 3,000 $ 3,332
$ 22,782
Georgia - 0.56%
Atlanta Development Authority The
7.00%, 01/01/2040 2,000 2,123
City of Atlanta GA Water & Wastewater Revenue
6.00%, 11/01/2027 1,000 1,000
$ 3,123
Idaho - 2.13%
Idaho Health Facilities Authority
1.20%, 03/01/2048
(c)
9,800 9,800
6.65%, 02/15/2021
(c)
2,000 2,138
$ 11,938
Illinois - 11.09%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,425
5.25%, 01/01/2037 4,000 4,839
City of Chicago IL
5.25%, 01/01/2029 2,000 2,256
5.50%, 01/01/2035 1,500 1,792
5.50%, 01/01/2049 1,000 1,163
6.00%, 01/01/2038 2,965 3,516
7.13%, 03/15/2022 200 200
7.46%, 02/15/2026 632 477
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,134
5.00%, 01/01/2032 1,000 1,127
5.00%, 01/01/2033 2,000 2,249
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2019 1,000 1,000
5.00%, 11/01/2028 1,000 1,136
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,834
Illinois Finance Authority
4.38%, 12/01/2042 1,400 956
6.25%, 11/15/2035 650 651
6.25%, 11/15/2035 350 351
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 900 1,075
5.00%, 06/15/2029 1,000 1,200
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(a)
2,050 2,513
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 6,094
5.00%, 01/01/2040
(d)
2,000 2,309
5.25%, 01/01/2030 1,000 1,006
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2057 700 774
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(a)
2,410 2,929
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028 5,000 6,055
Sales Tax Securitization Corp
5.00%, 01/01/2048 3,000 3,409
State of Illinois
5.00%, 11/01/2027 3,000 3,439
5.50%, 07/01/2027 3,410 3,751
United City of Yorkville IL
5.75%, 03/01/2028 400 400
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 $ 149 $ 149
$ 62,209
Indiana - 1.30%
Indiana Finance Authority
1.40%, 05/01/2034
(c)
2,500 2,500
7.00%, 03/01/2039
(b)
4,000 4,035
Town of Shoals IN
7.25%, 11/01/2043 700 776
$ 7,311
Kansas - 0.18%
Kansas Development Finance Authority
5.50%, 11/15/2029 20 20
5.50%, 11/15/2029 980 981
$ 1,001
Kentucky - 1.26%
Kentucky Economic Development Finance
Authority
1.40%, 04/01/2031
(c)
2,500 2,500
Kentucky Municipal Power Agency
5.00%, 09/01/2035
(f)
1,080 1,264
Kentucky Public Energy Authority
4.00%, 01/01/2049
(c)
3,000 3,318
$ 7,082
Louisiana - 3.30%
Lafayette Public Trust Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.25%, 10/01/2030
(a)
1,000 1,037
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 3,000 3,182
4.00%, 11/01/2044
(b)
1,500 1,501
4.40%, 11/01/2044
(b)
2,000 2,038
5.50%, 11/01/2039
(b)
3,270 3,518
Louisiana Public Facilities Authority
0.00%, 12/01/2019
(e)
1,500 1,498
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St John the Baptist LA
2.10%, 06/01/2037
(c)
4,000 4,010
2.20%, 06/01/2037
(c)
1,750 1,754
$ 18,538
Maine - 0.35%
Finance Authority of Maine
4.38%, 08/01/2035
(b),(c)
1,800 1,970
Maryland - 0.20%
Maryland Economic Development Corp
5.75%, 06/01/2035 545 559
Maryland Health & Higher Educational Facilities
Authority
6.00%, 07/01/2041 500 539
$ 1,098
Massachusetts - 1.58%
Commonwealth of Massachusetts
5.00%, 01/01/2042 1,940 2,352
Massachusetts Bay Transportation Authority
5.25%, 07/01/2028 2,000 2,622
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 1,360 1,412
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,260
5.00%, 07/01/2035 1,000 1,229
$ 8,875

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2019
See accompanying notes.
496
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Michigan - 1.68%
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 $ 2,000 $ 2,277
5.00%, 05/15/2042 1,010 1,119
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,126
Michigan Finance Authority
4.00%, 02/15/2044 3,400 3,748
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,154
$ 9,424
Mississippi - 0.40%
Mississippi Business Finance Corp
2.20%, 03/01/2027
(c)
1,000 1,009
3.20%, 09/01/2028 500 512
Mississippi Development Bank (credit support
from Build America Mutual Assurance Corp )
5.00%, 03/01/2048
(a)
600 721
$ 2,242
Missouri - 1.08%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,617
5.00%, 07/01/2049 1,100 1,341
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(a)
1,500 1,958
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,139
$ 6,055
Montana - 0.72%
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(a)
1,775 1,921
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 2,105
$ 4,026
Nevada - 2.79%
County of Clark Department of Aviation
5.13%, 07/01/2034 1,000 1,006
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
8,606 10,297
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 4,376
$ 15,679
New Hampshire - 1.59%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(c)
6,750 6,794
4.00%, 11/01/2027
(b)
1,000 1,056
4.88%, 11/01/2042
(b)
1,000 1,061
$ 8,911
New Jersey - 5.26%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 813
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 860
5.75%, 04/01/2031 1,005 1,154
5.75%, 06/01/2031 550 565
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,273
5.25%, 06/15/2034 2,250 2,577
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,785
5.00%, 01/01/2048 3,000 3,442
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
South Jersey Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2029
(a)
$ 1,000 $ 1,280
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 5,057
5.00%, 06/01/2046 5,000 5,690
$ 29,496
New York - 8.85%
Brooklyn Arena Local Development Corp
6.38%, 07/15/2043 1,400 1,414
Hudson Yards Infrastructure Corp
5.75%, 02/15/2047 1,585 1,678
5.75%, 02/15/2047 915 965
Metropolitan Transportation Authority
5.25%, 11/15/2030 1,500 1,502
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
6.13%, 01/01/2029
(a)
1,000 1,004
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08/01/2037 3,000 3,775
New York City Water & Sewer System
1.22%, 06/15/2045
(c)
4,000 4,000
1.30%, 06/15/2050
(c)
3,000 3,000
New York Counties Tobacco Trust VI
5.00%, 06/01/2031 215 242
5.00%, 06/01/2036 740 819
5.00%, 06/01/2041 400 437
New York Liberty Development Corp
5.00%, 11/15/2031 1,000 1,073
5.00%, 09/15/2040 1,000 1,084
5.00%, 12/15/2041 1,000 1,075
New York State Dormitory Authority
5.00%, 07/01/2033 1,200 1,493
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(a)
140 140
New York State Thruway Authority
4.00%, 01/01/2039 1,000 1,135
New York Transportation Development Corp
5.00%, 08/01/2021 3,500 3,681
5.00%, 01/01/2030 2,000 2,415
5.00%, 01/01/2031 7,200 8,652
5.00%, 01/01/2036 3,200 3,797
5.25%, 01/01/2050 3,125 3,488
Tompkins County Development Corp
5.00%, 07/01/2027 115 80
Westchester County Local Development Corp
5.00%, 11/01/2046 2,400 2,694
$ 49,643
North Carolina - 2.62%
City of Charlotte NC
5.00%, 06/01/2029 5,790 7,618
City of Raleigh NC Combined Enterprise System
Revenue
5.00%, 03/01/2031 1,000 1,051
North Carolina Medical Care Commission
5.00%, 10/01/2047 1,000 1,105
North Carolina Turnpike Authority
5.00%, 01/01/2040 4,100 4,943
$ 14,717
Ohio - 6.29%
American Municipal Power Inc
5.25%, 02/15/2033 2,575 2,790

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2019
See accompanying notes.
497
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority
5.75%, 06/01/2034 $ 3,000 $ 3,004
5.88%, 06/01/2030 2,000 2,006
6.00%, 06/01/2042 2,000 2,011
City of Cincinnati OH
5.00%, 12/01/2032 815 895
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,619
5.00%, 01/01/2046 2,500 2,779
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 1,078
4.50%, 01/15/2048
(b)
850 918
5.00%, 07/01/2049
(b)
2,000 2,208
Ohio Higher Educational Facility Commission
1.25%, 01/01/2043
(c)
16,000 16,000
$ 35,308
Oklahoma - 0.23%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,085 1,297
Oregon - 1.19%
Oregon State Business Development Commission
6.50%, 04/01/2031
(b)
1,000 941
State of Oregon Housing & Community Services
Department
3.55%, 07/01/2033 5,400 5,741
$ 6,682
Pennsylvania - 3.94%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 1,000 1,029
5.13%, 05/01/2030 1,030 1,077
City of Philadelphia PA
5.00%, 02/01/2038 1,000 1,233
5.00%, 02/01/2039 1,000 1,227
Commonwealth Financing Authority
5.00%, 06/01/2032 3,000 3,675
5.00%, 06/01/2033 2,000 2,444
Pennsylvania Economic Development Financing
Authority
2.15%, 11/01/2021
(c)
2,250 2,275
3.25%, 08/01/2039
(b)
1,200 1,193
5.75%, 06/01/2036
(b)
1,750 1,864
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,542
5.00%, 12/01/2036 1,725 2,067
5.75%, 12/01/2028 175 184
5.75%, 12/01/2028 245 257
6.00%, 12/01/2034 65 68
6.00%, 12/01/2034 80 84
6.00%, 12/01/2034 355 373
Pittsburgh Water & Sewer Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 09/01/2033
(a)
400 537
$ 22,129
South Carolina - 0.29%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2047 1,500 1,648
South Dakota - 0.27%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
1,500 1,501
Tennessee - 1.42%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 5,860 6,826
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Tennessee (continued)
Tennergy Corp/TN
5.00%, 02/01/2050
(c)
$ 1,000 $ 1,152
$ 7,978
Texas - 9.43%
Capital Area Cultural Education Facilities Finance
Corp
6.13%, 04/01/2045
(c)
1,000 1,017
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 3,193
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,461
City of Houston TX Airport System Revenue
5.00%, 07/15/2020 5,560 5,684
5.00%, 07/01/2029 2,000 2,234
Harris County Industrial Development Corp
5.00%, 02/01/2023 400 401
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,445
Metropolitan Transit Authority of Harris County
5.00%, 11/01/2033 2,435 2,960
North Fort Bend Water Authority
4.00%, 12/15/2039 3,250 3,700
4.00%, 12/15/2040 3,010 3,412
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,135
Port Beaumont Navigation District
7.25%, 02/01/2036
(b),(c)
4,500 4,548
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 102
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,349
6.00%, 11/15/2027 2,250 2,574
Texas Municipal Gas Acquisition & Supply Corp
I
6.25%, 12/15/2026 6,760 7,884
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 1,000 1,172
Texas Transportation Commission
5.00%, 08/01/2057 2,000 2,337
West Harris County Regional Water Authority
3.00%, 12/15/2058 1,700 1,649
4.00%, 12/15/2049 1,500 1,680
$ 52,937
Utah - 1.66%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,180
5.00%, 10/15/2034 4,385 5,045
5.00%, 10/15/2037 1,500 1,695
5.38%, 10/15/2040 1,200 1,383
$ 9,303
Virginia - 1.60%
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,122
6.00%, 07/01/2044 1,000 1,107
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2038 1,500 1,852
5.00%, 10/01/2039 1,500 1,847
King George County Economic Development
Authority
2.50%, 06/01/2023
(c)
1,600 1,641
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,408
$ 8,977

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2019
See accompanying notes.
498
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Washington - 1.37%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030 $ 1,000 $ 1,093
Port of Seattle WA
5.00%, 04/01/2029 5,250 6,623
$ 7,716
Wisconsin - 1.41%
City of Superior WI
5.38%, 11/01/2021 750 752
Public Finance Authority
5.00%, 12/01/2025 3,000 3,444
5.00%, 09/30/2037 500 514
5.00%, 10/01/2048
(b)
1,500 1,658
5.25%, 04/01/2030 1,400 1,543
$ 7,911
TOTAL MUNICIPAL BONDS $ 552,401
Total Investments $ 561,356
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.64)%
Notes with an interest rate of 1.10% - 1.32% at
October 31, 2019 and contractual maturity of
collateral from 2024-2026.
(g)
$ (14,823) (14,823)
Total Net Investments $ 546,533
Other Assets and Liabilities -  2.60% 14,615
TOTAL NET ASSETS - 100.00% $ 561,148
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $50,006 or 8.91% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2019.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 80.71%
General Obligation Unlimited 8.49%
Insured 3.23%
Prerefunded 3.21%
Investment Companies 1.60%
General Obligation Limited 1.32%
Tax Allocation 0.78%
Special Tax 0.37%
Special Assessment 0.21%
Certificate Participation 0.12%
Liability For Floating Rate Notes Issued (2.64)%
Other Assets and Liabilities
2.60%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
October 31, 2019
See accompanying notes.
499
Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
CNY Chinese Renminbi
COP Colombian Peso
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
TRY Turkish Lira
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Institutional shares
2019 $ 10 .10 $ 0 .35 $ 0 .68 $ 1 .03 ( $ 0 .32 ) ( $ 0 .32 ) $ 10 .81
2018 10 .54 0 .38 ( 0 .46 ) ( 0 .08 ) ( 0 .36 ) ( 0 .36 ) 10 .10
2017 10 .68 0 .39 ( 0 .17 ) 0 .22 ( 0 .36 ) ( 0 .36 ) 10 .54
2016 10 .46 0 .36 0 .23 0 .59 ( 0 .37 ) ( 0 .37 ) 10 .68
2015 (d) 10 .62 0 .29 ( 0 .12 ) 0 .17 ( 0 .33 ) ( 0 .33 ) 10 .46

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .34% $ 132,152 0 .54% (b) 0 .51% (b) ,(c) 3 .35% 42 .3%
( 0 .84 ) 96,073 0 .57 (b) 0 .51 (b) ,(c) 3 .71 49 .0
2 .15 90,691 0 .57 (b) 0 .52 (b) ,(c) 3 .68 39 .8
5 .68 5,771 0 .65 (b) 0 .60 (b) ,(c) 3 .32 27 .9
1 .67 (e) 141 0 .63 (b) ,(f) 0 .60 (b) ,(c) ,(f) 4 .09 (f) 26 .6 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Period from February 27, 2015, date operations commenced, through October 31, 2015.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class J shares
2019 $ 10 .43 $ 0 .30 $ 0 .79 $ 1 .09 ( $ 0 .31 ) ( $ 0 .31 ) $ 11 .21
2018 11 .06 0 .31 ( 0 .61 ) ( 0 .30 ) ( 0 .33 ) ( 0 .33 ) 10 .43
2017 11 .12 0 .28 ( 0 .05 ) 0 .23 ( 0 .29 ) ( 0 .29 ) 11 .06
2016 10 .87 0 .25 0 .23 0 .48 ( 0 .23 ) ( 0 .23 ) 11 .12
2015 11 .03 0 .23 ( 0 .15 ) 0 .08 ( 0 .24 ) ( 0 .24 ) 10 .87
Institutional shares
2019 10 .35 0 .34 0 .79 1 .13 ( 0 .35 ) ( 0 .35 ) 11 .13
2018 10 .98 0 .34 ( 0 .60 ) ( 0 .26 ) ( 0 .37 ) ( 0 .37 ) 10 .35
2017 11 .04 0 .32 ( 0 .06 ) 0 .26 ( 0 .32 ) ( 0 .32 ) 10 .98
2016 10 .79 0 .28 0 .23 0 .51 ( 0 .26 ) ( 0 .26 ) 11 .04
2015 10 .96 0 .28 ( 0 .17 ) 0 .11 ( 0 .28 ) ( 0 .28 ) 10 .79
R-1 shares
2019 10 .35 0 .25 0 .79 1 .04 ( 0 .26 ) ( 0 .26 ) 11 .13
2018 10 .98 0 .25 ( 0 .60 ) ( 0 .35 ) ( 0 .28 ) ( 0 .28 ) 10 .35
2017 11 .04 0 .22 ( 0 .05 ) 0 .17 ( 0 .23 ) ( 0 .23 ) 10 .98
2016 10 .79 0 .19 0 .23 0 .42 ( 0 .17 ) ( 0 .17 ) 11 .04
2015 10 .96 0 .18 ( 0 .16 ) 0 .02 ( 0 .19 ) ( 0 .19 ) 10 .79
R-2 shares
2019 10 .25 0 .26 0 .77 1 .03 ( 0 .27 ) ( 0 .27 ) 11 .01
2018 10 .87 0 .26 ( 0 .59 ) ( 0 .33 ) ( 0 .29 ) ( 0 .29 ) 10 .25
2017 10 .93 0 .24 ( 0 .06 ) 0 .18 ( 0 .24 ) ( 0 .24 ) 10 .87
2016 10 .69 0 .20 0 .22 0 .42 ( 0 .18 ) ( 0 .18 ) 10 .93
2015 10 .86 0 .19 ( 0 .16 ) 0 .03 ( 0 .20 ) ( 0 .20 ) 10 .69
R-3 shares
2019 10 .29 0 .28 0 .78 1 .06 ( 0 .29 ) ( 0 .29 ) 11 .06
2018 10 .91 0 .28 ( 0 .59 ) ( 0 .31 ) ( 0 .31 ) ( 0 .31 ) 10 .29
2017 10 .98 0 .26 ( 0 .07 ) 0 .19 ( 0 .26 ) ( 0 .26 ) 10 .91
2016 10 .73 0 .22 0 .23 0 .45 ( 0 .20 ) ( 0 .20 ) 10 .98
2015 10 .90 0 .21 ( 0 .16 ) 0 .05 ( 0 .22 ) ( 0 .22 ) 10 .73
R-4 shares
2019 10 .50 0 .30 0 .80 1 .10 ( 0 .31 ) ( 0 .31 ) 11 .29
2018 11 .13 0 .31 ( 0 .61 ) ( 0 .30 ) ( 0 .33 ) ( 0 .33 ) 10 .50
2017 11 .19 0 .28 ( 0 .06 ) 0 .22 ( 0 .28 ) ( 0 .28 ) 11 .13
2016 10 .93 0 .24 0 .24 0 .48 ( 0 .22 ) ( 0 .22 ) 11 .19
2015 11 .10 0 .24 ( 0 .17 ) 0 .07 ( 0 .24 ) ( 0 .24 ) 10 .93
R-5 shares
2019 10 .30 0 .31 0 .79 1 .10 ( 0 .33 ) ( 0 .33 ) 11 .07
2018 10 .93 0 .32 ( 0 .61 ) ( 0 .29 ) ( 0 .34 ) ( 0 .34 ) 10 .30
2017 10 .99 0 .29 ( 0 .05 ) 0 .24 ( 0 .30 ) ( 0 .30 ) 10 .93
2016 10 .74 0 .25 0 .23 0 .48 ( 0 .23 ) ( 0 .23 ) 10 .99
2015 10 .91 0 .25 ( 0 .17 ) 0 .08 ( 0 .25 ) ( 0 .25 ) 10 .74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .66% (c) ,(d) $ 137,858 0 .88% 0 .97% 2 .76% 138 .6%
( 2 .76 ) (c) 131,877 0 .82 0 .91 2 .86 134 .0
2 .07 (c) 148,389 0 .85 (e) 0 .89 2 .59 128 .3
4 .46 (c) 157,791 0 .79 0 .82 2 .29 168 .4
0 .71 (c) 157,975 0 .89 0 .92 2 .14 208 .3
11 .10 1,156,182 0 .46 (e) – 3 .18 138 .6
( 2 .42 ) 2,925,885 0 .46 (e) – 3 .22 134 .0
2 .45 3,219,716 0 .49 (e) – 2 .94 128 .3
4 .80 3,630,319 0 .50 – 2 .58 168 .4
1 .01 3,861,879 0 .50 – 2 .53 208 .3
10 .15 4,758 1 .33 (e) – 2 .30 138 .6
( 3 .27 ) 4,308 1 .33 (e) – 2 .35 134 .0
1 .56 4,961 1 .37 (e) – 2 .06 128 .3
3 .89 5,354 1 .38 – 1 .70 168 .4
0 .14 6,480 1 .38 – 1 .67 208 .3
10 .20 4,047 1 .20 (e) – 2 .43 138 .6
( 3 .07 ) 3,968 1 .20 (e) – 2 .46 134 .0
1 .72 6,446 1 .24 (e) – 2 .19 128 .3
3 .98 10,445 1 .25 – 1 .83 168 .4
0 .28 11,029 1 .25 – 1 .79 208 .3
10 .45 17,923 1 .02 (e) – 2 .61 138 .6
( 2 .89 ) 16,316 1 .02 (e) – 2 .65 134 .0
1 .80 20,919 1 .06 (e) – 2 .37 128 .3
4 .24 26,396 1 .07 – 2 .01 168 .4
0 .45 30,643 1 .07 – 1 .97 208 .3
10 .63 11,540 0 .83 (e) – 2 .79 138 .6
( 2 .75 ) 10,643 0 .83 (e) – 2 .84 134 .0
2 .04 15,827 0 .87 (e) – 2 .56 128 .3
4 .44 21,651 0 .88 – 2 .20 168 .4
0 .63 23,662 0 .88 – 2 .16 208 .3
10 .78 38,543 0 .71 (e) – 2 .93 138 .6
( 2 .68 ) 43,741 0 .71 (e) – 2 .97 134 .0
2 .20 54,833 0 .75 (e) – 2 .68 128 .3
4 .56 58,656 0 .76 – 2 .32 168 .4
0 .76 60,816 0 .76 – 2 .29 208 .3
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2019 $ 12.13 $ 0.19 $ 0.78 $ 0.97 ( $ 0.17) ( $ 0.56) ( $ 0.73) $ 12.37
2018 13.82 0.21 (1.69) (1.48) (0.21) – (0.21) 12.13
2017 11.23 0.13 2.61 2.74 (0.15) – (0.15) 13.82
2016 11.43 0.15 (0.23) (0.08) (0.12) – (0.12) 11.23
2015 11.83 0.16 (0.43) (0.27) (0.13) – (0.13) 11.43
Institutional shares
2019 12.23 0.09 0.93 1.02 (0.22) (0.56) (0.78) 12.47
2018 13.93 0.26 (1.71) (1.45) (0.25) – (0.25) 12.23
2017 11.32 0.17 2.63 2.80 (0.19) – (0.19) 13.93
2016 11.53 0.19 (0.23) (0.04) (0.17) – (0.17) 11.32
2015 11.94 0.21 (0.44) (0.23) (0.18) – (0.18) 11.53
R-1 shares
2019 12.20 0.14 0.79 0.93 (0.11) (0.56) (0.67) 12.46
2018 13.89 0.14 (1.70) (1.56) (0.13) – (0.13) 12.20
2017 11.28 0.07 2.62 2.69 (0.08) – (0.08) 13.89
2016 11.48 0.09 (0.23) (0.14) (0.06) – (0.06) 11.28
2015 11.87 0.11 (0.43) (0.32) (0.07) – (0.07) 11.48
R-2 shares
2019 12.16 0.15 0.79 0.94 (0.11) (0.56) (0.67) 12.43
2018 13.85 0.15 (1.69) (1.54) (0.15) – (0.15) 12.16
2017 11.25 0.08 2.61 2.69 (0.09) – (0.09) 13.85
2016 11.43 0.11 (0.22) (0.11) (0.07) – (0.07) 11.25
2015 11.83 0.12 (0.43) (0.31) (0.09) – (0.09) 11.43
R-3 shares
2019 12.21 0.18 0.79 0.97 (0.13) (0.56) (0.69) 12.49
2018 13.90 0.18 (1.70) (1.52) (0.17) – (0.17) 12.21
2017 11.29 0.10 2.63 2.73 (0.12) – (0.12) 13.90
2016 11.48 0.13 (0.22) (0.09) (0.10) – (0.10) 11.29
2015 11.89 0.14 (0.44) (0.30) (0.11) – (0.11) 11.48
R-4 shares
2019 12.38 0.19 0.81 1.00 (0.16) (0.56) (0.72) 12.66
2018 14.10 0.21 (1.73) (1.52) (0.20) – (0.20) 12.38
2017 11.46 0.13 2.65 2.78 (0.14) – (0.14) 14.10
2016 11.66 0.15 (0.23) (0.08) (0.12) – (0.12) 11.46
2015 12.07 0.17 (0.45) (0.28) (0.13) – (0.13) 11.66
R-5 shares
2019 12.37 0.21 0.80 1.01 (0.18) (0.56) (0.74) 12.64
2018 14.07 0.23 (1.72) (1.49) (0.21) – (0.21) 12.37
2017 11.44 0.15 2.64 2.79 (0.16) – (0.16) 14.07
2016 11.64 0.16 (0.22) (0.06) (0.14) – (0.14) 11.44
2015 12.05 0.18 (0.44) (0.26) (0.15) – (0.15) 11.64
R-6 shares
2019 (f) 11.76 0.21 0.51 0.72 – – – 12.48

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.03% (c) $ 153,026 1.16% 1.27% 1.63% 51.0%
(10.89) (c) 155,540 1.17 1.20 1.56 51.1
24.76 (c) 192,872 1.17 1.20 1.09 46.7
(0.66) (c) 164,531 1.17 1.20 1.40 48.2
(2.26) (c) 181,039 1.25 1.28 1.38 51.7
9.43 357,306 0.79 (d) – 0.81 51.0
(10.60) 10,407,141 0.83 (d) – 1.91 51.1
25.17 11,494,748 0.84 (d) – 1.41 46.7
(0.34) 7,449,362 0.85 – 1.73 48.2
(1.90) 5,579,231 0.85 – 1.75 51.7
8.50 3,655 1.63 (d) – 1.16 51.0
(11.34) 3,998 1.71 – 0.99 51.1
24.04 4,957 1.71 – 0.55 46.7
(1.20) 4,570 1.72 – 0.83 48.2
(2.80) (e) 5,298 1.73 – 0.89 51.7
8.63 3,559 1.50 (d) – 1.28 51.0
(11.23) 4,064 1.58 – 1.06 51.1
24.18 7,015 1.58 – 0.69 46.7
(0.99) 5,778 1.59 – 1.04 48.2
(2.64) 6,922 1.60 – 1.01 51.7
8.88 12,322 1.32 (d) – 1.48 51.0
(11.07) 15,377 1.40 – 1.30 51.1
24.41 26,409 1.40 – 0.83 46.7
(0.79) 27,288 1.41 – 1.16 48.2
(2.54) 37,260 1.42 – 1.18 51.7
9.09 17,271 1.13 (d) – 1.54 51.0
(10.94) 27,665 1.21 – 1.50 51.1
24.64 41,921 1.21 – 1.06 46.7
(0.65) 36,763 1.22 – 1.32 48.2
(2.30) 36,818 1.23 – 1.39 51.7
9.21 41,586 1.01 (d) – 1.78 51.0
(10.74) 47,424 1.09 – 1.63 51.1
24.75 60,543 1.09 – 1.19 46.7
(0.52) 61,816 1.10 – 1.45 48.2
(2.16) 70,739 1.11 – 1.51 51.7
6.12 (g) 11,175,055 0.73 (d ),( h) – 2.68 (h) 51.0 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class J shares
2019 $ 31 .01 $ 0 .56 $ 3 .76 $ 4 .32 ( $ 0 .61 ) ( $ 1 .43 ) ( $ 2 .04 ) $ 33 .29
2018 (d) 32 .68 0 .01 ( 1 .68 ) ( 1 .67 ) – – – 31 .01
Institutional shares
2019 31 .02 0 .68 3 .76 4 .44 ( 0 .72 ) ( 1 .43 ) ( 2 .15 ) 33 .31
2018 31 .59 0 .76 0 .87 1 .63 ( 0 .68 ) ( 1 .52 ) ( 2 .20 ) 31 .02
2017 26 .72 0 .66 5 .29 5 .95 ( 0 .56 ) ( 0 .52 ) ( 1 .08 ) 31 .59
2016 25 .83 0 .66 0 .86 1 .52 ( 0 .63 ) – ( 0 .63 ) 26 .72
2015 26 .30 0 .64 ( 0 .50 ) 0 .14 ( 0 .61 ) – ( 0 .61 ) 25 .83
R-1 shares
2019 30 .84 0 .41 3 .74 4 .15 ( 0 .46 ) ( 1 .43 ) ( 1 .89 ) 33 .10
2018 31 .42 0 .50 0 .84 1 .34 ( 0 .40 ) ( 1 .52 ) ( 1 .92 ) 30 .84
2017 26 .60 0 .40 5 .27 5 .67 ( 0 .33 ) ( 0 .52 ) ( 0 .85 ) 31 .42
2016 25 .71 0 .44 0 .84 1 .28 ( 0 .39 ) – ( 0 .39 ) 26 .60
2015 26 .17 0 .41 ( 0 .49 ) ( 0 .08 ) ( 0 .38 ) – ( 0 .38 ) 25 .71
R-2 shares
2019 30 .97 0 .46 3 .74 4 .20 ( 0 .48 ) ( 1 .43 ) ( 1 .91 ) 33 .26
2018 31 .54 0 .52 0 .87 1 .39 ( 0 .44 ) ( 1 .52 ) ( 1 .96 ) 30 .97
2017 26 .68 0 .45 5 .28 5 .73 ( 0 .35 ) ( 0 .52 ) ( 0 .87 ) 31 .54
2016 25 .79 0 .47 0 .85 1 .32 ( 0 .43 ) – ( 0 .43 ) 26 .68
2015 26 .26 0 .45 ( 0 .51 ) ( 0 .06 ) ( 0 .41 ) – ( 0 .41 ) 25 .79
R-3 shares
2019 30 .87 0 .52 3 .72 4 .24 ( 0 .54 ) ( 1 .43 ) ( 1 .97 ) 33 .14
2018 31 .45 0 .58 0 .86 1 .44 ( 0 .50 ) ( 1 .52 ) ( 2 .02 ) 30 .87
2017 26 .61 0 .50 5 .26 5 .76 ( 0 .40 ) ( 0 .52 ) ( 0 .92 ) 31 .45
2016 25 .73 0 .51 0 .85 1 .36 ( 0 .48 ) – ( 0 .48 ) 26 .61
2015 26 .19 0 .50 ( 0 .50 ) – ( 0 .46 ) – ( 0 .46 ) 25 .73
R-4 shares
2019 30 .94 0 .57 3 .73 4 .30 ( 0 .60 ) ( 1 .43 ) ( 2 .03 ) 33 .21
2018 31 .51 0 .65 0 .86 1 .51 ( 0 .56 ) ( 1 .52 ) ( 2 .08 ) 30 .94
2017 26 .65 0 .56 5 .27 5 .83 ( 0 .45 ) ( 0 .52 ) ( 0 .97 ) 31 .51
2016 25 .77 0 .56 0 .85 1 .41 ( 0 .53 ) – ( 0 .53 ) 26 .65
2015 26 .24 0 .54 ( 0 .49 ) 0 .05 ( 0 .52 ) – ( 0 .52 ) 25 .77
R-5 shares
2019 30 .98 0 .61 3 .74 4 .35 ( 0 .64 ) ( 1 .43 ) ( 2 .07 ) 33 .26
2018 31 .55 0 .69 0 .86 1 .55 ( 0 .60 ) ( 1 .52 ) ( 2 .12 ) 30 .98
2017 26 .69 0 .58 5 .29 5 .87 ( 0 .49 ) ( 0 .52 ) ( 1 .01 ) 31 .55
2016 25 .81 0 .60 0 .84 1 .44 ( 0 .56 ) – ( 0 .56 ) 26 .69
2015 26 .28 0 .58 ( 0 .50 ) 0 .08 ( 0 .55 ) – ( 0 .55 ) 25 .81

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
15 .16% (c) $ 69,728 0 .90% 0 .93% 1 .81% 21 .5%
( 5 .11 ) (c) ,(e) 62,247 0 .82 (f) 1 .33 (f) 0 .63 (f) 13 .2 (f)
15 .57 6,190,503 0 .52 (g) – 2 .19 21 .5
5 .17 5,471,644 0 .52 (g) – 2 .40 13 .2
22 .77 5,181,521 0 .52 (g) – 2 .26 23 .3
5 .96 3,973,961 0 .52 – 2 .53 16 .4
0 .55 3,921,558 0 .52 – 2 .44 15 .8
14 .59 2,746 1 .39 – 1 .34 21 .5
4 .25 2,909 1 .39 – 1 .58 13 .2
21 .69 2,545 1 .39 – 1 .37 23 .3
5 .02 1,987 1 .39 – 1 .71 16 .4
( 0 .29 ) 3,194 1 .39 – 1 .57 15 .8
14 .73 3,842 1 .26 – 1 .49 21 .5
4 .38 5,297 1 .26 – 1 .65 13 .2
21 .88 4,435 1 .26 – 1 .53 23 .3
5 .17 5,036 1 .26 – 1 .81 16 .4
( 0 .21 ) 5,605 1 .26 – 1 .71 15 .8
14 .92 31,298 1 .08 – 1 .68 21 .5
4 .56 40,698 1 .08 – 1 .82 13 .2
22 .08 50,079 1 .08 – 1 .73 23 .3
5 .35 58,084 1 .08 – 1 .99 16 .4
0 .01 68,044 1 .08 – 1 .89 15 .8
15 .11 36,352 0 .89 – 1 .83 21 .5
4 .79 33,554 0 .89 – 2 .04 13 .2
22 .33 42,346 0 .89 – 1 .92 23 .3
5 .54 46,986 0 .89 – 2 .18 16 .4
0 .18 56,958 0 .89 – 2 .07 15 .8
15 .28 158,549 0 .77 – 1 .95 21 .5
4 .91 116,047 0 .77 – 2 .16 13 .2
22 .46 126,461 0 .77 – 1 .99 23 .3
5 .66 99,310 0 .77 – 2 .33 16 .4
0 .30 165,486 0 .77 – 2 .19 15 .8
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Period from October 9, 2018, date operations commenced, through October 31, 2018.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Institutional shares
2019 $ 9.81 $ 0.43 $ 0.76 $ 1.19 ( $ 0.49) $ – ( $ 0.49) $ 10.51
2018 10.47 0.37 (0.45) (0.08) (0.28) (0.30) (0.58) 9.81
2017 10.15 0.43 0.46 0.89 (0.46) (0.11) (0.57) 10.47
2016 (d) 10.00 0.14 0.13 0.27 (0.12) – (0.12) 10.15
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2019 13.14 0.73 0.48 1.21 (0.69) – (0.69) 13.66
2018 14.10 0.69 (1.01) (0.32) (0.64) – (0.64) 13.14
2017 13.66 0.73 0.46 1.19 (0.75) – (0.75) 14.10
2016 13.54 0.74 0.14 0.88 (0.76) – (0.76) 13.66
2015 14.71 0.70 (0.87) (0.17) (0.65) (0.35) (1.00) 13.54
R-6 shares
2019 13.14 0.73 0.46 1.19 (0.69) – (0.69) 13.64
2018 14.09 0.71 (1.01) (0.30) (0.65) – (0.65) 13.14
2017 (h) 13.93 0.27 0.15 0.42 (0.26) – (0.26) 14.09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Dividends and
Interest Expense on Short
Sales and Short Sale Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12.52% $ 241,465 0.87% (b) N/A 4.21% 312.5%
(0.86) 28,216 1.12 (b) N/A 3.62 399.2
9.09 26,517 1.13% (b) 1.12 (c) 4.19 465.3
2.66 (e) 25,181 1.12 (b ),( f) N/A 4.58 (f) 511.0 (f)
9.49 4,658,602 0.69 (b) 0.69 (c) 5.43 87.3
(2.36) 4,978,450 0.76 (b) 0.75 (c) 5.00 106.9
9.00 5,811,464 0.79 (b) 0.76 (c) 5.26 120.1
6.80 3,865,786 0.86 0.76 (c) 5.58 101.1
(1.19) 3,371,424 0.78 0.77 (c) 4.99 76.9
9.43 (g) 250,055 0.67 (b) 0.67 (c) 5.42 87.3
(2.26) 210,815 0.73 (b) 0.72 (c) 5.11 106.9
3.02 (e) 2,334,310 0.75 (b ),( f) 0.72 (c ),( f) 4.92 (f) 120.1 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(d) Period from July 11, 2016, date operations commenced, through October 31, 2016.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Period from June 12, 2017, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2019 $ 9 .25 $ 0 .17 $ 1 .93 $ 2 .10 ( $ 0 .39 ) ( $ 0 .06 ) ( $ 0 .45 ) $ 10 .90
2018 9 .49 0 .20 – 0 .20 ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 9 .25
2017 8 .92 0 .13 0 .73 0 .86 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 9 .49
2016 9 .32 0 .15 ( 0 .16 ) ( 0 .01 ) ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 8 .92
2015 9 .26 0 .14 0 .23 0 .37 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 9 .32
R-3 shares
2019 9 .24 0 .12 1 .92 2 .04 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 10 .88
2018 9 .48 0 .15 0 .01 0 .16 ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 9 .24
2017 8 .92 0 .07 0 .74 0 .81 ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 9 .48
2016 (c) 8 .61 0 .06 0 .32 0 .38 ( 0 .07 ) – ( 0 .07 ) 8 .92
R-4 shares
2019 9 .24 0 .14 1 .92 2 .06 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 10 .88
2018 9 .48 0 .18 – 0 .18 ( 0 .27 ) ( 0 .15 ) ( 0 .42 ) 9 .24
2017 8 .92 0 .09 0 .73 0 .82 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 9 .48
2016 (c) 8 .61 0 .07 0 .32 0 .39 ( 0 .08 ) – ( 0 .08 ) 8 .92
R-5 shares
2019 9 .26 0 .14 1 .94 2 .08 ( 0 .38 ) ( 0 .06 ) ( 0 .44 ) 10 .90
2018 9 .50 0 .19 – 0 .19 ( 0 .28 ) ( 0 .15 ) ( 0 .43 ) 9 .26
2017 8 .93 0 .11 0 .73 0 .84 ( 0 .24 ) ( 0 .03 ) ( 0 .27 ) 9 .50
2016 (c) 8 .61 0 .08 0 .32 0 .40 ( 0 .08 ) – ( 0 .08 ) 8 .93
R-6 shares
2019 9 .25 0 .17 1 .94 2 .11 ( 0 .40 ) ( 0 .06 ) ( 0 .46 ) 10 .90
2018 9 .49 0 .21 – 0 .21 ( 0 .30 ) ( 0 .15 ) ( 0 .45 ) 9 .25
2017 8 .92 0 .13 0 .73 0 .86 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 9 .49
2016 9 .32 0 .14 ( 0 .15 ) ( 0 .01 ) ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 8 .92
2015 (f) 9 .28 0 .12 0 .23 0 .35 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 9 .32

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
23 .55% $ 2,203,413 0 .94% (b) 1 .73% 42 .4%
2 .10 2,176,030 0 .94 (b) 2 .15 24 .3
9 .91 1,682,911 0 .94 (b) 1 .47 67 .3
( 0 .10 ) 2,620,500 0 .90 1 .69 54 .7
4 .09 2,521,188 0 .90 (b) 1 .55 47 .5
22 .86 385 1 .44 1 .16 42 .4
1 .62 360 1 .44 1 .60 24 .3
9 .32 196 1 .46 0 .81 67 .3
4 .39 (d) 21 1 .44 (e) 0 .96 (e) 54 .7 (e)
23 .08 44 1 .25 1 .41 42 .4
1 .80 63 1 .25 1 .85 24 .3
9 .47 54 1 .27 0 .96 67 .3
4 .48 (d) 21 1 .25 (e) 1 .15 (e) 54 .7 (e)
23 .24 161 1 .13 1 .36 42 .4
1 .92 12 1 .13 1 .98 24 .3
9 .70 11 1 .15 1 .25 67 .3
4 .63 (d) 10 1 .13 (e) 1 .31 (e) 54 .7 (e)
23 .63 1,133,581 0 .87 (b) 1 .72 42 .4
2 .16 735,742 0 .88 (b) 2 .22 24 .3
9 .93 486,620 0 .88 (b) 1 .34 67 .3
( 0 .13 ) 1,108 0 .94 (b) 1 .48 54 .7
3 .83 (d) 39 0 .94 (b) ,(e) 1 .42 (e) 47 .5 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Period from March 1, 2016, date operations commenced, through October 31, 2016.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2019 $ 9 .97 $ 0 .20 $ 0 .63 $ 0 .83 ( $ 0 .25 ) ( $ 0 .25 ) $ 10 .55
2018 10 .44 0 .21 ( 0 .41 ) ( 0 .20 ) ( 0 .27 ) ( 0 .27 ) 9 .97
2017 10 .86 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .36 ) ( 0 .36 ) 10 .44
2016 10 .95 0 .31 ( 0 .02 ) 0 .29 ( 0 .38 ) ( 0 .38 ) 10 .86
2015 11 .05 0 .24 ( 0 .05 ) 0 .19 ( 0 .29 ) ( 0 .29 ) 10 .95
Institutional shares
2019 9 .96 0 .24 0 .63 0 .87 ( 0 .29 ) ( 0 .29 ) 10 .54
2018 10 .43 0 .24 ( 0 .41 ) ( 0 .17 ) ( 0 .30 ) ( 0 .30 ) 9 .96
2017 10 .85 0 .33 ( 0 .36 ) ( 0 .03 ) ( 0 .39 ) ( 0 .39 ) 10 .43
2016 10 .94 0 .34 ( 0 .01 ) 0 .33 ( 0 .42 ) ( 0 .42 ) 10 .85
2015 11 .04 0 .28 ( 0 .05 ) 0 .23 ( 0 .33 ) ( 0 .33 ) 10 .94
R-1 shares
2019 9 .96 0 .16 0 .64 0 .80 ( 0 .21 ) ( 0 .21 ) 10 .55
2018 10 .44 0 .16 ( 0 .42 ) ( 0 .26 ) ( 0 .22 ) ( 0 .22 ) 9 .96
2017 10 .86 0 .25 ( 0 .36 ) ( 0 .11 ) ( 0 .31 ) ( 0 .31 ) 10 .44
2016 10 .94 0 .26 ( 0 .01 ) 0 .25 ( 0 .33 ) ( 0 .33 ) 10 .86
2015 11 .04 0 .19 ( 0 .05 ) 0 .14 ( 0 .24 ) ( 0 .24 ) 10 .94
R-2 shares
2019 9 .96 0 .17 0 .64 0 .81 ( 0 .23 ) ( 0 .23 ) 10 .54
2018 10 .44 0 .18 ( 0 .43 ) ( 0 .25 ) ( 0 .23 ) ( 0 .23 ) 9 .96
2017 10 .86 0 .26 ( 0 .36 ) ( 0 .10 ) ( 0 .32 ) ( 0 .32 ) 10 .44
2016 10 .94 0 .28 ( 0 .01 ) 0 .27 ( 0 .35 ) ( 0 .35 ) 10 .86
2015 11 .04 0 .21 ( 0 .05 ) 0 .16 ( 0 .26 ) ( 0 .26 ) 10 .94
R-3 shares
2019 9 .96 0 .19 0 .64 0 .83 ( 0 .24 ) ( 0 .24 ) 10 .55
2018 10 .44 0 .19 ( 0 .42 ) ( 0 .23 ) ( 0 .25 ) ( 0 .25 ) 9 .96
2017 10 .86 0 .28 ( 0 .36 ) ( 0 .08 ) ( 0 .34 ) ( 0 .34 ) 10 .44
2016 10 .94 0 .30 ( 0 .01 ) 0 .29 ( 0 .37 ) ( 0 .37 ) 10 .86
2015 11 .04 0 .23 ( 0 .05 ) 0 .18 ( 0 .28 ) ( 0 .28 ) 10 .94
R-4 shares
2019 9 .97 0 .21 0 .63 0 .84 ( 0 .26 ) ( 0 .26 ) 10 .55
2018 10 .44 0 .21 ( 0 .41 ) ( 0 .20 ) ( 0 .27 ) ( 0 .27 ) 9 .97
2017 10 .86 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .36 ) ( 0 .36 ) 10 .44
2016 10 .95 0 .32 ( 0 .02 ) 0 .30 ( 0 .39 ) ( 0 .39 ) 10 .86
2015 11 .04 0 .25 ( 0 .04 ) 0 .21 ( 0 .30 ) ( 0 .30 ) 10 .95
R-5 shares
2019 9 .97 0 .22 0 .64 0 .86 ( 0 .28 ) ( 0 .28 ) 10 .55
2018 10 .45 0 .22 ( 0 .42 ) ( 0 .20 ) ( 0 .28 ) ( 0 .28 ) 9 .97
2017 10 .86 0 .32 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) ( 0 .38 ) 10 .45
2016 10 .95 0 .33 ( 0 .02 ) 0 .31 ( 0 .40 ) ( 0 .40 ) 10 .86
2015 11 .05 0 .26 ( 0 .05 ) 0 .21 ( 0 .31 ) ( 0 .31 ) 10 .95

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8 .45% (c) $ 108,140 0 .88% 0 .91% 1 .96% 23 .2%
( 1 .98 ) (c) 100,537 0 .85 0 .88 2 .03 19 .9
( 0 .51 ) (c) 117,595 0 .80 0 .83 2 .86 22 .6
2 .72 (c) 139,808 0 .82 0 .86 2 .88 31 .4
1 .75 (c) 133,414 0 .85 0 .90 2 .19 31 .0
8 .84 1,236,943 0 .53 (d) – 2 .31 23 .2
( 1 .67 ) 1,058,699 0 .53 (d) – 2 .35 19 .9
( 0 .24 ) 1,038,933 0 .53 (d) – 3 .10 22 .6
3 .03 922,143 0 .53 – 3 .16 31 .4
2 .08 1,001,014 0 .52 – 2 .51 31 .0
8 .12 3,324 1 .29 (d) – 1 .55 23 .2
( 2 .51 ) 2,412 1 .29 (d) – 1 .59 19 .9
( 0 .99 ) 2,442 1 .29 (d) – 2 .37 22 .6
2 .25 (e) 2,866 1 .29 (d) – 2 .41 31 .4
1 .40 (e) 2,703 1 .29 (d) – 1 .75 31 .0
8 .15 4,305 1 .16 (d) – 1 .68 23 .2
( 2 .38 ) 4,400 1 .16 (d) – 1 .72 19 .9
( 0 .86 ) 13,259 1 .16 (d) – 2 .49 22 .6
2 .48 14,622 1 .16 (d) – 2 .59 31 .4
1 .44 7,499 1 .16 (d) – 1 .87 31 .0
8 .45 11,288 0 .98 (d) – 1 .86 23 .2
( 2 .21 ) 10,622 0 .98 (d) – 1 .90 19 .9
( 0 .69 ) 12,666 0 .98 (d) – 2 .68 22 .6
2 .66 14,995 0 .98 (d) – 2 .71 31 .4
1 .62 17,243 0 .98 (d) – 2 .05 31 .0
8 .55 9,826 0 .79 (d) – 2 .05 23 .2
( 1 .92 ) 10,117 0 .79 (d) – 2 .09 19 .9
( 0 .50 ) 16,048 0 .79 (d) – 2 .84 22 .6
2 .76 14,676 0 .79 (d) – 2 .94 31 .4
1 .90 10,391 0 .79 (d) – 2 .25 31 .0
8 .67 22,401 0 .67 (d) – 2 .17 23 .2
( 1 .90 ) 20,523 0 .67 (d) – 2 .20 19 .9
( 0 .29 ) 18,055 0 .67 (d) – 3 .02 22 .6
2 .88 24,759 0 .67 (d) – 3 .03 31 .4
1 .93 22,979 0 .67 (d) – 2 .36 31 .0
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2019 $ 1.00 $ 0.02 $ – $ 0.02 ( $ 0.02) $ – ( $ 0.02) $ 1.00
2018 (c) 1.00 0.01 – 0.01 (0.01) – (0.01) 1.00
HIGH INCOME FUND(f)
Institutional shares
2019 9.45 0.60 (0.13) 0.47 (0.62) – (0.62) 9.30
2018 9.98 0.56 (0.53) 0.03 (0.56) – (0.56) 9.45
2017 9.81 0.51 0.17 0.68 (0.51) – (0.51) 9.98
2016 9.65 0.54 0.17 0.71 (0.55) – ( 0 .55) 9.81
2015 10.49 0.55 (0.76) (0.21) (0.55) (0.08) (0.63) 9.65
HIGH YIELD FUND
Institutional shares
2019 7 .06 0.40 0.06 0.46 (0.42) – (0.42) 7.10
2018 7.50 0.41 (0.42) (0.01) (0.43) – (0.43) 7.06
2017 7.19 0.40 0.31 0.71 (0.40) – (0.40) 7.50
2016 7.12 0.42 0.10 0.52 (0.45) – (0.45) 7.19
2015 7.67 0.42 (0.46) (0.04) (0.43) (0.08) (0.51) 7.12
R-6 shares
2019 7.06 0.41 0.06 0.47 ( 0 .43) – (0.43) 7.10
2018 7.50 0.42 (0.42) – (0.44) – (0.44) 7.06
2017 (h) 7.14 0.38 0.35 0.73 (0.37) – (0.37) 7.50

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.17% $ 3,972,463 0.14% (b) – % 2.13% 0.0%
1.38 (d) 3,285,396 0.14 (b ),( e) – 1.58 (e) 0.0 (e)
5.22 3,112,267 0.61 (b) – 6.42 56.5
0.35 3,755,184 0.65 – 5.81 42.5
7.08 1,157,781 0.66 – 5.19 104.8
7.75 958,923 0.66 – 5.76 51.5
(2.11) 872,382 0.65 – 5.40 49.6
6.76 1,496,764 0.61 0.66 (g) 5.75 49.8
(0.15) 1,686,309 0.61 0.62 (g) 5 .67 42.0
10.03 1,964,832 0.61 0.63 (g) 5.41 51.2
7.76 1,713,770 0.61 0.64 (g) 6.02 42.7
(0.49) 1,641,089 0.60 0.60 (g) 5.71 45.1
6.86 688,121 0.52 (b) – 5.81 49.8
(0.06) 447,288 0.52 (b) – 5.76 42.0
10.41 (d) 449,314 0.53 (b ),( e) – 5.37 (e) 51.2 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Period from December 20, 2017, date operations commenced, through October 31, 2018.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
(g) Excludes expense reimbursement from Manager.
(h) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
INCOME FUND
Class J shares
2019 $ 9.20 $ 0.25 $ 0.65 $ 0.90 ( $ 0.29) ( $ 0.29) $ 9.81
2018 9.59 0.30 (0.39) (0.09) (0.30) (0.30) 9.20
2017 9.66 0.27 (0.05) 0.22 (0.29) (0.29) 9.59
2016 9.50 0.28 0.21 0.49 (0.33) (0.33) 9.66
2015 9.78 0.27 (0.26) 0.01 (0.29) (0.29) 9.50
Institutional shares
2019 9.20 0.27 0.65 0.92 (0.31) (0.31) 9.81
2018 9.59 0.31 (0.38) (0.07) (0.32) (0.32) 9.20
2017 9.66 0.29 (0.05) 0.24 (0.31) (0.31) 9.59
2016 9.51 0.30 0.20 0.50 (0.35) (0.35) 9.66
2015 9.78 0.31 (0.26) 0.05 (0.32) (0.32) 9.51
R-1 shares
2019 9.21 0.20 0.65 0.85 (0.24) (0.24) 9.82
2018 9.59 0.24 (0.37) (0.13) (0.25) (0.25) 9.21
2017 9.67 0.21 (0.06) 0.15 (0.23) (0.23) 9.59
2016 9.51 0.22 0.21 0.43 (0.27) (0.27) 9.67
2015 9.79 0.22 (0.26) (0.04) (0.24) (0.24) 9.51
R-2 shares
2019 9.22 0.21 0.65 0.86 (0.25) (0.25) 9.83
2018 9.61 0.25 (0.38) (0.13) (0.26) (0.26) 9.22
2017 9.68 0.22 (0.04) 0.18 (0.25) (0.25) 9.61
2016 9.52 0.23 0.21 0.44 (0.28) (0.28) 9.68
2015 9.79 0.24 (0.26) (0.02) (0.25) (0.25) 9.52
R-3 shares
2019 9.22 0.23 0.64 0.87 (0.26) (0.26) 9.83
2018 9.61 0.27 (0.38) (0.11) (0.28) (0.28) 9.22
2017 9.68 0.24 (0.05) 0.19 (0.26) (0.26) 9.61
2016 9.52 0.25 0.21 0.46 (0.30) (0.30) 9.68
2015 9.80 0.25 (0.26) (0.01) (0.27) (0.27) 9.52
R-4 shares
2019 9.22 0.24 0.65 0.89 (0.28) (0.28) 9.83
2018 9.60 0.28 (0.37) (0.09) (0.29) (0.29) 9.22
2017 9.67 0.26 (0.05) 0.21 (0.28) (0.28) 9.60
2016 9.52 0.27 0.20 0.47 (0.32) (0.32) 9.67
2015 9.79 0.27 (0.25) 0.02 (0.29) (0.29) 9.52
R-5 shares
2019 9.20 0.25 0.65 0.90 (0.29) (0.29) 9.81
2018 9.59 0.29 (0.38) (0.09) (0.30) (0.30) 9.20
2017 9.66 0.27 (0.05) 0.22 (0.29) (0.29) 9.59
2016 9.50 0.28 0.21 0.49 (0.33) (0.33) 9.66
2015 9.78 0.28 (0.26) 0.02 (0.30) (0.30) 9.50
R-6 shares
2019 9.20 0.27 0.65 0.92 (0.32) (0.32) 9.80
2018 9.58 0.32 (0.37) (0.05) (0.33) (0.33) 9.20
2017 9.66 0.29 (0.05) 0.24 (0.32) (0.32) 9.58
2016 9.50 0.30 0.21 0.51 (0.35) (0.35) 9.66
2015 (f) 9.78 0.27 (0.25) 0.02 (0.30) (0.30) 9.50

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.94% (c) $ 97,925 0.77% 0.80% 2.64% 19. 8%
(0.91) (c) 85,102 0.74 0.77 3.15 9.2
2.38 (c) 95,945 0.73 0.76 2.81 12.5
5.22 (c) 100,416 0.78 0.81 2.91 12.9
0.08 (c) 92,169 0.85 0.88 2.83 11.5
10.14 (d) 519,888 0.58 (e) – 2.82 19. 8
(0.75) 413,469 0.58 (e) – 3.30 9.2
2.59 415,952 0.50 (e) – 3.06 12.5
5.40 2,692,447 0.49 – 3.19 12.9
0.54 2,576,219 0.49 – 3.19 11.5
9.28 15,209 1.36 – 2.07 19. 8
(1.41) 16,422 1.36 – 2.53 9.2
1.63 19,397 1.36 – 2.19 12.5
4.60 19,256 1.36 – 2.32 12.9
(0.42) 15,740 1.36 – 2.31 11.5
9.41 2,158 1.23 – 2.19 19. 8
(1.39) 2,097 1.23 – 2.64 9.2
1.86 2,732 1.23 – 2.32 12.5
4.73 3,155 1.23 – 2.45 12.9
(0.19) 2,867 1.23 – 2.44 11.5
9.61 24,860 1.05 – 2.38 19. 8
(1.21) 27,890 1.05 – 2.83 9.2
2.05 29,838 1.05 – 2.50 12.5
4.92 32,657 1.05 – 2.63 12.9
(0.12) 33,494 1.05 – 2.62 11.5
9.82 17,519 0.86 – 2.57 19. 8
(0.92) 19,693 0.86 – 3.02 9.2
2.24 29,803 0.86 – 2.68 12.5
5.01 27,577 0.86 – 2.82 12.9
0.17 23,620 0.86 – 2.82 11.5
9.97 35,845 0.74 – 2.68 19. 8
(0.91) 33,909 0.74 – 3.11 9.2
2.37 49,040 0.74 – 2.81 12.5
5.25 50,807 0.74 – 2.94 12.9
0.19 46,970 0.74 – 2.93 11.5
10.14 5,666,716 0.48 (e) – 2.86 19. 8
(0.55) 2,034,970 0.48 (e) – 3.40 9.2
2.53 2,290,265 0.48 (e) – 3.04 12.5
5.37 (d) 6,656 0.55 (e) – 3.13 12.9
0.27 (d ),( g) 6,539 0.55 (e ),( h) – 3.05 (h) 11.5 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.
(f) Period from November 25, 2014, date operations commenced, through October 31, 2015.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class J shares
2019 $ 7 .96 $ 0 .08 $ 0 .49 $ 0 .57 ( $ 0 .31 ) ( $ 0 .31 ) $ 8 .22
2018 8 .28 0 .15 ( 0 .31 ) ( 0 .16 ) ( 0 .16 ) ( 0 .16 ) 7 .96
2017 8 .42 0 .10 ( 0 .18 ) ( 0 .08 ) ( 0 .06 ) ( 0 .06 ) 8 .28
2016 8 .11 0 .01 0 .35 0 .36 ( 0 .05 ) ( 0 .05 ) 8 .42
2015 8 .46 ( 0 .05 ) ( 0 .20 ) ( 0 .25 ) ( 0 .10 ) ( 0 .10 ) 8 .11
Institutional shares
2019 8 .33 0 .15 0 .51 0 .66 ( 0 .36 ) ( 0 .36 ) 8 .63
2018 8 .61 0 .21 ( 0 .32 ) ( 0 .11 ) ( 0 .17 ) ( 0 .17 ) 8 .33
2017 8 .72 0 .16 ( 0 .20 ) ( 0 .04 ) ( 0 .07 ) ( 0 .07 ) 8 .61
2016 8 .35 0 .07 0 .37 0 .44 ( 0 .07 ) ( 0 .07 ) 8 .72
2015 8 .66 0 .03 ( 0 .22 ) ( 0 .19 ) ( 0 .12 ) ( 0 .12 ) 8 .35
R-1 shares
2019 7 .81 0 .08 0 .47 0 .55 ( 0 .30 ) ( 0 .30 ) 8 .06
2018 8 .14 0 .14 ( 0 .32 ) ( 0 .18 ) ( 0 .15 ) ( 0 .15 ) 7 .81
2017 8 .29 0 .08 ( 0 .18 ) ( 0 .10 ) ( 0 .05 ) ( 0 .05 ) 8 .14
2016 8 .00 0 .01 0 .33 0 .34 ( 0 .05 ) ( 0 .05 ) 8 .29
2015 8 .35 ( 0 .07 ) ( 0 .19 ) ( 0 .26 ) ( 0 .09 ) ( 0 .09 ) 8 .00
R-2 shares
2019 7 .88 0 .09 0 .47 0 .56 ( 0 .31 ) ( 0 .31 ) 8 .13
2018 8 .19 0 .15 ( 0 .30 ) ( 0 .15 ) ( 0 .16 ) ( 0 .16 ) 7 .88
2017 8 .35 0 .09 ( 0 .19 ) ( 0 .10 ) ( 0 .06 ) ( 0 .06 ) 8 .19
2016 8 .04 0 .01 0 .35 0 .36 ( 0 .05 ) ( 0 .05 ) 8 .35
2015 8 .39 ( 0 .06 ) ( 0 .19 ) ( 0 .25 ) ( 0 .10 ) ( 0 .10 ) 8 .04
R-3 shares
2019 7 .98 0 .10 0 .49 0 .59 ( 0 .32 ) ( 0 .32 ) 8 .25
2018 8 .29 0 .16 ( 0 .31 ) ( 0 .15 ) ( 0 .16 ) ( 0 .16 ) 7 .98
2017 8 .44 0 .11 ( 0 .20 ) ( 0 .09 ) ( 0 .06 ) ( 0 .06 ) 8 .29
2016 8 .12 0 .02 0 .36 0 .38 ( 0 .06 ) ( 0 .06 ) 8 .44
2015 8 .46 ( 0 .05 ) ( 0 .19 ) ( 0 .24 ) ( 0 .10 ) ( 0 .10 ) 8 .12
R-4 shares
2019 8 .09 0 .12 0 .49 0 .61 ( 0 .33 ) ( 0 .33 ) 8 .37
2018 8 .39 0 .17 ( 0 .30 ) ( 0 .13 ) ( 0 .17 ) ( 0 .17 ) 8 .09
2017 8 .52 0 .12 ( 0 .18 ) ( 0 .06 ) ( 0 .07 ) ( 0 .07 ) 8 .39
2016 8 .19 0 .04 0 .35 0 .39 ( 0 .06 ) ( 0 .06 ) 8 .52
2015 8 .52 ( 0 .02 ) ( 0 .20 ) ( 0 .22 ) ( 0 .11 ) ( 0 .11 ) 8 .19
R-5 shares
2019 8 .18 0 .12 0 .50 0 .62 ( 0 .34 ) ( 0 .34 ) 8 .46
2018 8 .47 0 .19 ( 0 .31 ) ( 0 .12 ) ( 0 .17 ) ( 0 .17 ) 8 .18
2017 8 .59 0 .14 ( 0 .19 ) ( 0 .05 ) ( 0 .07 ) ( 0 .07 ) 8 .47
2016 8 .25 0 .05 0 .35 0 .40 ( 0 .06 ) ( 0 .06 ) 8 .59
2015 8 .57 – ( 0 .21 ) ( 0 .21 ) ( 0 .11 ) ( 0 .11 ) 8 .25

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7 .37% (c) $ 6,177 1 .18% 1 .27% 1 .00% 68 .4%
( 2 .02 ) (c) 6,213 1 .07 1 .10 1 .85 84 .0
( 0 .95 ) (c) 7,394 1 .04 1 .07 1 .17 60 .9
4 .51 (c) 7,758 1 .09 1 .12 0 .17 62 .0
( 2 .96 ) (c) 7,516 1 .10 1 .13 ( 0 .63 ) 54 .5
8 .15 1,720,548 0 .39 – 1 .82 68 .4
( 1 .27 ) 1,542,325 0 .39 – 2 .51 84 .0
( 0 .39 ) 1,527,671 0 .39 – 1 .83 60 .9
5 .30 1,770,164 0 .38 – 0 .88 62 .0
( 2 .26 ) 1,608,193 0 .39 – 0 .41 54 .5
7 .29 1,009 1 .27 – 0 .96 68 .4
( 2 .22 ) 988 1 .27 – 1 .69 84 .0
( 1 .15 ) 1,018 1 .26 – 0 .97 60 .9
4 .31 1,017 1 .26 – 0 .12 62 .0
( 3 .09 ) 693 1 .27 – ( 0 .80 ) 54 .5
7 .33 474 1 .14 – 1 .10 68 .4
( 1 .91 ) 492 1 .14 – 1 .84 84 .0
( 1 .19 ) 672 1 .13 – 1 .07 60 .9
4 .44 (d) 524 1 .13 – 0 .07 62 .0
( 2 .86 ) (d) 533 1 .14 – ( 0 .74 ) 54 .5
7 .64 6,836 0 .96 – 1 .22 68 .4
( 1 .85 ) 6,781 0 .96 – 1 .97 84 .0
( 1 .02 ) 5,839 0 .95 – 1 .28 60 .9
4 .69 5,602 0 .95 – 0 .29 62 .0
( 2 .80 ) 4,825 0 .96 – ( 0 .54 ) 54 .5
7 .82 1,327 0 .77 – 1 .49 68 .4
( 1 .65 ) 1,588 0 .77 – 2 .00 84 .0
( 0 .73 ) 2,072 0 .76 – 1 .46 60 .9
4 .82 2,357 0 .76 – 0 .45 62 .0
( 2 .62 ) 1,982 0 .77 – ( 0 .21 ) 54 .5
7 .82 2,679 0 .65 – 1 .43 68 .4
( 1 .48 ) 3,427 0 .65 – 2 .24 84 .0
( 0 .59 ) 3,412 0 .64 – 1 .61 60 .9
4 .93 3,833 0 .64 – 0 .65 62 .0
( 2 .45 ) 4,259 0 .65 – ( 0 .04 ) 54 .5
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2019 $ 23 .15 $ 0.48 $ 1.16 $ 1.64 ( $ 0.19) ( $ 0.51) ( $ 0.70) $ 24.09
2018 28.11 0.25 (4.92) (4.67) (0.29) – (0.29) 23.15
2017 21.93 0.24 6.17 6.41 (0.23) – (0.23) 28.11
2016 20.61 0.13 1.28 1.41 (0.09) – (0.09) 21.93
2015 24.14 0.19 (3.41) (3.22) (0.31) – (0.31) 20.61
Institutional shares
2019 23.83 0.58 1.14 1.72 (0.26) (0.51) (0.77) 24.78
2018 28.92 0.33 (5.07) (4.74) (0.35) – (0.35) 23.83
2017 22.59 0.23 6.40 6.63 (0.30) – (0.30) 28.92
2016 21.24 0.20 1.33 1.53 (0.18) – (0.18) 22.59
2015 24.88 0.26 (3.49) (3.23) (0.41) – (0.41) 21.24
R-1 shares
2019 23.66 0.34 1.20 1.54 (0.03) (0.51) (0.54) 24.66
2018 28.74 0.09 (5.03) (4.94) (0.14) – (0.14) 23.66
2017 22.42 0.09 6.33 6.42 (0.10) – (0.10) 28.74
2016 21.08 0.03 1.31 1.34 – – – 22.42
2015 24.66 0.10 (3.51) (3.41) (0.17) – (0.17) 21.08
R-2 shares
2019 23.53 0.36 1.20 1.56 (0.02) (0.51) (0.53) 24.56
2018 28.58 0.09 (4.97) (4.88) (0.17) – (0.17) 23.53
2017 22.31 0.13 6.29 6.42 (0.15) – (0.15) 28.58
2016 20.95 0.06 1 .30 1.36 – – – 22.31
2015 24.52 0.11 (3.47) (3.36) (0.21) – (0.21) 20.95
R-3 shares
2019 23.70 0.41 1.20 1.61 (0.08) (0.51) (0.59) 24.72
2018 28.78 0.16 (5.02) (4.86) (0.22) – (0.22) 23.70
2017 22.46 0.17 6.33 6.50 (0.18) – (0.18) 28.78
2016 21.10 0.10 1.31 1.41 (0.05) – (0.05) 22.46
2015 24.68 0.16 (3.49) (3.33) (0.25) – (0.25) 21.10
R-4 shares
2019 23.83 0.42 1.24 1.66 (0.14) (0.51) (0.65) 24.84
2018 28.93 0.23 (5.07) (4.84) (0.26) – (0.26) 23.83
2017 22.58 0.22 6.36 6.58 (0.23) – (0.23) 28.93
2016 21.20 0.13 1.33 1.46 (0.08) – (0.08) 22.58
2015 24.82 0.21 (3.52) (3.31) ( 0 .31) – (0.31) 21.20
R-5 shares
2019 23.87 0.47 1.21 1.68 (0.20) (0.51) (0.71) 24.84
2018 28.98 0.25 (5.06) (4.81) (0.30) – (0.30) 23.87
2017 22.61 0.25 6.36 6.61 (0.24) – (0.24) 28.98
2016 21.26 0.15 1.32 1.47 (0.12) – (0.12) 22.61
2015 24.89 0.24 (3.53) (3.29) (0.34) – (0.34) 21.26
R-6 shares
2019 23.84 0.15 1.58 1.73 (0.27) (0.51) (0.78) 24.79
2018 28.93 0.35 (5.08) (4.73) (0.36) – (0.36) 23.84
2017 (g) 21.57 0.44 7.23 7.67 (0.31) – (0.31) 28.93

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.41% (c) $ 88,924 1.41% 1.78% 2.06% 148.3%
(16.80) (c) 92,909 1.53 (d) 1 .63 0.88 118.1
29.62 (c) 130,717 1.53 (d) 1.64 0.99 97.4
6.87 (c) 97,753 1.64 1.67 0.65 120.3
(13.47) (c) 99,723 1.66 1.69 0.86 88.4
7.60 (e) 111,045 1.22 (f) – 2.39 148.3
(16.61) 98,961 1.31 (d ),( f) – 1.14 118.1
29.91 (e) 97,637 1.30 (d ),( f) – 0.96 97.4
7.27 (e) 756,257 1.27 – 0.97 120 .3
(13.13) 948,114 1.25 – 1.10 88.4
6.72 1,970 2.04 (f) – 1.41 148.3
(17.29) 2,066 2.13 (d) – 0.30 118.1
28.83 2,985 2.13 (d) – 0.36 97.4
6.36 2,585 2.13 – 0.14 120.3
(13.88) 2,842 2.12 – 0.42 88.4
6.87 1,792 1.91 (f) – 1.52 148.3
(17.19) 2,040 2.00 (d) – 0.32 118.1
29.00 4,638 2.00 (d) – 0.53 97.4
6.49 3,346 2.00 – 0.30 120.3
(13.76) 3,777 1.99 – 0.46 88.4
7.05 6,052 1.73 (f) – 1.70 148.3
(17.04) 6,718 1.82 (d) – 0.55 118 .1
29.22 11,390 1.82 (d) – 0.69 97.4
6.70 10,275 1.82 – 0 .48 120.3
(13.60) 10,805 1.81 – 0.71 88.4
7 .28 (e) 4,440 1.54 (f) – 1.72 148.3
(16.89) 7,036 1.63 (d) – 0.80 118.1
29.50 12,547 1.63 (d) – 0.89 97.4
6.86 (e) 8,340 1.63 – 0.66 120.3
(13.42) (e) 8,922 1.62 – 0.90 88.4
7.40 (e) 10,943 1.42 (f) – 1.96 148.3
(16.81) 13,593 1.51 (d) – 0.88 118.1
29.65 18,592 1.51 (d) – 0.99 97.4
6.99 18,989 1.51 – 0.73 120.3
(13.33) 22,656 1.50 – 1 .01 88.4
7.66 (e) 7,834 1.14 (f) – 0.63 148.3
(16.58) 437,789 1.22 (d ),( f) – 1.21 118.1
36.08 (h) 588,245 1.22 (d ),( f),( i ) – 1.67 ( i ) 97.4 ( i )
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.
(g) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(h) Total return amounts have not been annualized.
( i ) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL FUND I
Institutional shares
2019 $ 14.17 $ 0.33 $ 1.42 $ 1.75 ( $ 0.32) ( $ 0.66) ( $ 0.98) $ 14.94
2018 16.73 0.33 (2.71) (2.38) (0.18) – (0.18) 14.17
2017 13.11 0.17 3.58 3.75 (0.13) – (0.13) 16.73
2016 13.53 0.13 (0.45) (0.32) (0.10) – (0.10) 13.11
2015 13.65 0.16 0.03 0.19 (0.31) – (0.31) 13.53
R-1 shares
2019 14.06 0.22 1.42 1.64 (0.19) (0.66) (0.85) 14.85
2018 16.62 0.15 (2.65) (2.50) (0.06) – (0.06) 14.06
2017 12.99 0.05 3.58 3.63 – – – 16.62
2016 13.42 0.02 (0.45) (0.43) – – – 12.99
2015 13.54 0.04 0.03 0.07 (0.19) – (0.19) 13.42
R-2 shares
2019 14.11 0.25 1.42 1.67 (0.19) (0.66) (0.85) 14.93
2018 16.67 0.14 (2.63) (2.49) (0.07) – (0.07) 14.11
2017 13.06 0.07 3.58 3.65 (0.04) – (0.04) 16.67
2016 13.48 0.04 (0.46) (0.42) – – – 13.06
2015 13.57 0.06 0.04 0.10 (0.19) – (0.19) 13.48
R-3 shares
2019 14.11 0.24 1.44 1.68 (0.24) (0.66) (0.90) 14.89
2018 16.66 0.20 (2.65) (2.45) (0.10) – (0.10) 14.11
2017 13.05 0.10 3.57 3.67 (0.06) – (0.06) 16.66
2016 13.47 0.06 (0.45) (0.39) (0.03) – (0.03) 13.05
2015 13.57 0.08 0.04 0.12 (0.22) – (0.22) 13.47
R-4 shares
2019 14.14 0.30 1.41 1.71 (0.29) (0.66) (0.95) 14.90
2018 16.70 0.25 (2.68) (2.43) (0.13) – (0.13) 14.14
2017 13.07 0.13 3.58 3.71 (0.08) – (0.08) 16.70
2016 13.49 0.09 (0.46) (0.37) (0.05) – (0.05) 13.07
2015 13.60 0.10 0.06 0.16 (0.27) – (0.27) 13.49
R-5 shares
2019 14.12 0.31 1.42 1.73 (0.28) (0.66) (0.94) 14.91
2018 16.68 0.25 (2.66) (2.41) (0.15) – (0.15) 14.12
2017 13.06 0.15 3.57 3.72 (0.10) – (0.10) 16.68
2016 13.49 0.08 (0.44) (0.36) (0.07) – (0.07) 13.06
2015 13.61 0.12 0.05 0.17 (0.29) – (0.29) 13.49
R-6 shares
2019 14.17 0.36 1.40 1.76 (0.33) (0.66) (0.99) 14.94
2018 16.72 0.30 (2.66) (2.36) (0.19) – (0.19) 14.17
2017 (e) 12.67 0.18 4.00 4.18 (0.13) – (0.13) 16.72

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
14.09% $ 114,993 0.92% 1.08% 2.38% 71.0%
(14.42) 141,451 1.00 1.03 1.96 70.2
28.96 109,543 1.00 1.01 1.25 66.6
(2.36) 296,966 1.00 1.01 1.02 69.9
1.32 (c) 316,421 0.97 0.97 1.14 52.8
13.14 1,701 1.72 (d) – 1.63 71.0
(15.12) 2,020 1.82 – 0.92 70.2
27.95 2,688 1.82 – 0.35 66.6
(3.20) 2,759 1.85 – 0.16 69.9
0.48 (c) 3,710 1.81 – 0.30 52.8
13.31 1,697 1.59 (d) – 1.81 71.0
(14.99) 1,858 1.69 – 0.85 70.2
28.06 4,164 1.69 – 0.50 66.6
(3.12) 2,577 1.72 – 0.30 69.9
0.71 (c) 3,189 1.68 – 0.44 52.8
13.44 2,906 1.41 (d) – 1.77 71.0
(14.80) 4,019 1.51 – 1.19 70.2
28.30 5,663 1.51 – 0.72 66.6
(2.90) 5,326 1.54 – 0.49 69.9
0.86 (c) 4,721 1.50 – 0.59 52.8
13.71 3,285 1.22 (d) – 2.20 71.0
(14.69) 5,013 1.32 – 1.48 70.2
28.56 4,041 1.32 – 0.92 66.6
(2.75) 3,386 1.35 – 0.68 69.9
1.11 (c) 3,651 1.31 – 0.71 52.8
13.90 1,932 1.10 (d) – 2.27 71.0
(14.61) 3,064 1.20 – 1.49 70.2
28.78 5,382 1.20 – 1.04 66.6
(2.69) 3,710 1.23 – 0.61 69.9
1.12 (c) 9,244 1.19 – 0.89 52.8
14.19 215,444 0.82 (d) – 2.57 71.0
(14.32) 216,786 0.92 (d) – 1.76 70.2
33.40 (f) 313,479 0.92 (d ),( g) – 1.21 (g) 66.6 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.
(e) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
Class J shares
2019 $ 12.86 $ – $ 1 .85 $ 1.85 ( $ 0.01) ( $ 1.70) ( $ 1.71) $ 13.00
2018 12.62 (0.02) 1.65 1.63 – (1.39) (1.39) 12.86
2017 10.22 (0.01) 2.94 2.93 – (0.53) (0.53) 12.62
2016 11.70 (0.01) 0.02 0.01 – (1.49) (1.49) 10.22
2015 11.97 (0.02) 1.02 1.00 – (1.27) (1.27) 11.70
Institutional shares
2019 15.55 0.02 2.33 2.35 ( 0 .02) (1.70) (1.72) 16.18
2018 15.00 – 1.96 1.96 (0.02) (1.39) (1.41) 15.55
2017 12.03 0 .03 3.48 3.51 (0.01) (0.53) (0.54) 15.00
2016 13.49 0.02 0.02 0.04 (0.01) (1.49) (1.50) 12.03
2015 13.59 0.02 1.19 1.21 (0.04) (1.27) (1.31) 13.49
R-1 shares
2019 13.35 (0.08) 1.93 1.85 – (1.70) (1.70) 13.50
2018 13.14 (0.11) 1.71 1.60 – (1.39) (1.39) 13.35
2017 10.68 (0.08) 3.07 2.99 – (0.53) (0.53) 13.14
2016 12.23 (0.08) 0.02 (0.06) – (1.49) (1.49) 10.68
2015 12.51 (0.08) 1.07 0.99 – ( 1 .27) (1.27) 12.23
R-2 shares
2019 13.04 (0.06) 1.87 1.81 – (1.70) (1.70) 13.15
2018 12.84 ( 0 .09) 1.68 1.59 – (1.39) (1.39) 13.04
2017 10.44 (0.06) 2.99 2.93 – (0.53) (0.53) 12.84
2016 11.97 (0.06) 0.02 (0.04) – (1.49) (1.49) 10.44
2015 12.26 (0.06) 1.04 0.98 – (1.27) (1.27) 11.97
R-3 shares
2019 14.15 (0.04) 2.07 2.03 – (1.70) (1.70) 14.48
2018 13.81 (0.07) 1.80 1.73 – (1.39) (1.39) 14.15
2017 11.17 (0.04) 3.21 3.17 – (0.53) (0.53) 13.81
2016 12.68 (0.04) 0.02 (0.02) – (1.49) (1.49) 11.17
2015 12.88 (0.04) 1.11 1.07 – (1.27) (1.27) 12.68
R-4 shares
2019 14.42 (0.02) 2.13 2.11 – (1.70) (1.70) 14.83
2018 14.02 (0.04) 1.83 1.79 – (1.39) (1.39) 14.42
2017 11.31 (0.02) 3.26 3.24 – (0.53) (0.53) 14.02
2016 12.80 (0.02) 0.02 – – (1.49) (1.49) 11.31
2015 12.97 (0.02) 1.12 1.10 – (1.27) (1.27) 12.80
R-5 shares
2019 14.98 – 2.22 2.22 – (1.70) (1.70) 15.50
2018 14.49 (0.02) 1.90 1.88 – (1.39) (1.39) 14.98
2017 11.66 (0.01) 3.37 3.36 – (0.53) (0.53) 14.49
2016 13.14 (0.01) 0.02 0.01 – (1.49) (1.49) 11.66
2015 13.27 (0.01) 1.16 1.15 ( 0 .01) (1.27) (1.28) 13.14
R-6 shares
2019 15.55 0.04 2.31 2.35 (0.03) (1.70) (1.73) 16.17
2018 14.99 0.02 1.96 1.98 (0.03) (1.39) (1.42) 15.55
2017 12.02 – 3.51 3.51 (0.01) (0.53) (0.54) 14.99
2016 13.49 0.01 0.02 0.03 (0.01) (1.49) (1.50) 12.02
2015 (f) 13.87 (0.01) 0.94 0.93 (0.04) (1.27) (1.31) 13.49

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
17.85% (c ),( d) $ 274,328 0.82% 0.87% (0.01) % 28.1%
13.50 (c) 180,871 0.81 0.86 (0.12) 34.8
30.05 (c) 142,729 0.83 0.88 (0.05) 38.5
0.13 (c) 110,553 0.89 0.94 (0.13) 32.8
9.48 (c) 123,054 0.97 1.02 (0.18) 39.3
18.02 2,366,040 0.68 (e) – 0.15 28.1
13.60 2,181,951 0.67 (e) – 0.03 34.8
30.38 2,184,240 0.63 (e) – 0.24 38.5
0.34 6,436,701 0.62 (e) – 0.14 32.8
9.93 6,608,588 0.61 (e) – 0.19 39.3
17.12 10,940 1.47 (e) – (0.64) 28.1
12.68 8,097 1.47 (e) – (0.78) 34.8
29.29 7,431 1.47 (e) – (0.68) 38.5
(0.50) 6,716 1.47 (e) – (0.71) 32.8
9.04 (d) 8,078 1.47 (e) – (0.67) 39.3
17.14 (d) 8,872 1.34 (e) – (0.51) 28.1
12.92 7,951 1.34 (e) – (0.65) 34.8
29.39 10,629 1.34 (e) – (0.54) 38.5
(0.34) 13,145 1.34 (e) – (0.58) 32.8
9.05 16,204 1.34 (e) – (0.54) 39.3
17.46 85,393 1.16 (e) – (0.31) 28.1
13.03 98,560 1.16 (e) – (0.46) 34.8
29.63 116,537 1.16 (e) – (0.36) 38.5
(0.14) 116,736 1.16 (e) – (0.40) 32.8
9.34 152,222 1.16 (e) – (0.36) 39.3
17.71 80,284 0.97 (e) – (0.14) 28.1
13.28 77,509 0.97 (e) – (0.27) 34.8
29.89 84,785 0.97 (e) – (0.18) 38.5
0.03 74,021 0.97 (e) – (0.21) 32.8
9.52 94,343 0.97 (e) – (0.18) 39.3
17.72 (d) 293,297 0.85 (e) – (0.01) 28.1
13.48 282,290 0.85 (e) – (0.15) 34.8
30.03 313,275 0.85 (e) – (0.06) 38.5
0.12 273,161 0.85 (e) – (0.09) 32.8
9.70 320,510 0.85 (e) – (0.05) 39.3
18.06 6,356,209 0.59 (e) – 0.24 28.1
13.72 5,378,075 0.59 (e) – 0.10 34.8
30.41 4,927,534 0.59 (e) – 0.00 38.5
0.27 3,333 0.65 (e) – 0.09 32.8
7.72 (g) 1,383 0.65 (e ),( h) – (0.09) (h) 39.3 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.
(f) Period from November 25, 2014, date operations commenced, through October 31, 2015.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class J shares
2019 $ 17 .82 $ 0 .32 $ 1 .91 $ 2 .23 ( $ 0 .30 ) ( $ 0 .84 ) ( $ 1 .14 ) $ 18 .91
2018 17 .80 0 .30 0 .92 1 .22 ( 0 .27 ) ( 0 .93 ) ( 1 .20 ) 17 .82
2017 14 .89 0 .27 3 .11 3 .38 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 17 .80
2016 14 .66 0 .26 0 .32 0 .58 ( 0 .23 ) ( 0 .12 ) ( 0 .35 ) 14 .89
2015 14 .21 0 .23 0 .45 0 .68 ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 14 .66
Institutional shares
2019 18 .01 0 .36 1 .92 2 .28 ( 0 .33 ) ( 0 .84 ) ( 1 .17 ) 19 .12
2018 17 .98 0 .34 0 .92 1 .26 ( 0 .30 ) ( 0 .93 ) ( 1 .23 ) 18 .01
2017 15 .03 0 .31 3 .14 3 .45 ( 0 .30 ) ( 0 .20 ) ( 0 .50 ) 17 .98
2016 14 .80 0 .30 0 .32 0 .62 ( 0 .27 ) ( 0 .12 ) ( 0 .39 ) 15 .03
2015 14 .35 0 .27 0 .45 0 .72 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 14 .80
R-1 shares
2019 17 .87 0 .21 1 .93 2 .14 ( 0 .17 ) ( 0 .84 ) ( 1 .01 ) 19 .00
2018 17 .85 0 .18 0 .91 1 .09 ( 0 .14 ) ( 0 .93 ) ( 1 .07 ) 17 .87
2017 14 .93 0 .16 3 .13 3 .29 ( 0 .17 ) ( 0 .20 ) ( 0 .37 ) 17 .85
2016 14 .70 0 .17 0 .32 0 .49 ( 0 .14 ) ( 0 .12 ) ( 0 .26 ) 14 .93
2015 14 .26 0 .15 0 .44 0 .59 ( 0 .14 ) ( 0 .01 ) ( 0 .15 ) 14 .70
R-2 shares
2019 18 .03 0 .23 1 .95 2 .18 ( 0 .19 ) ( 0 .84 ) ( 1 .03 ) 19 .18
2018 17 .99 0 .21 0 .92 1 .13 ( 0 .16 ) ( 0 .93 ) ( 1 .09 ) 18 .03
2017 15 .04 0 .19 3 .15 3 .34 ( 0 .19 ) ( 0 .20 ) ( 0 .39 ) 17 .99
2016 14 .80 0 .19 0 .32 0 .51 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 15 .04
2015 14 .35 0 .17 0 .44 0 .61 ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 14 .80
R-3 shares
2019 17 .98 0 .26 1 .93 2 .19 ( 0 .22 ) ( 0 .84 ) ( 1 .06 ) 19 .11
2018 17 .95 0 .24 0 .93 1 .17 ( 0 .21 ) ( 0 .93 ) ( 1 .14 ) 17 .98
2017 15 .02 0 .22 3 .13 3 .35 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 17 .95
2016 14 .78 0 .21 0 .33 0 .54 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 15 .02
2015 14 .33 0 .19 0 .45 0 .64 ( 0 .18 ) ( 0 .01 ) ( 0 .19 ) 14 .78
R-4 shares
2019 18 .05 0 .30 1 .94 2 .24 ( 0 .26 ) ( 0 .84 ) ( 1 .10 ) 19 .19
2018 18 .02 0 .28 0 .92 1 .20 ( 0 .24 ) ( 0 .93 ) ( 1 .17 ) 18 .05
2017 15 .07 0 .25 3 .14 3 .39 ( 0 .24 ) ( 0 .20 ) ( 0 .44 ) 18 .02
2016 14 .83 0 .24 0 .33 0 .57 ( 0 .21 ) ( 0 .12 ) ( 0 .33 ) 15 .07
2015 14 .39 0 .22 0 .44 0 .66 ( 0 .21 ) ( 0 .01 ) ( 0 .22 ) 14 .83
R-5 shares
2019 18 .22 0 .32 1 .96 2 .28 ( 0 .28 ) ( 0 .84 ) ( 1 .12 ) 19 .38
2018 18 .18 0 .30 0 .93 1 .23 ( 0 .26 ) ( 0 .93 ) ( 1 .19 ) 18 .22
2017 15 .20 0 .27 3 .18 3 .45 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 18 .18
2016 14 .95 0 .26 0 .34 0 .60 ( 0 .23 ) ( 0 .12 ) ( 0 .35 ) 15 .20
2015 14 .50 0 .24 0 .45 0 .69 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 14 .95

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
13 .95% (c) $ 691,045 0 .38% 0 .41% 1 .82% 3 .2%
6 .98 (c) 653,442 0 .37 0 .40 1 .68 5 .8
23 .14 (c) 641,445 0 .37 0 .40 1 .66 3 .4
4 .05 (c) 530,674 0 .40 0 .43 1 .79 4 .2
4 .78 (c) 518,099 0 .45 0 .50 1 .59 6 .3
14 .18 4,175,228 0 .17 – 2 .02 3 .2
7 .17 3,693,260 0 .16 – 1 .88 5 .8
23 .45 3,568,996 0 .16 – 1 .87 3 .4
4 .31 3,244,789 0 .16 – 2 .03 4 .2
5 .06 3,232,141 0 .16 – 1 .87 6 .3
13 .21 14,258 1 .03 – 1 .17 3 .2
6 .20 15,612 1 .03 – 1 .01 5 .8
22 .33 19,523 1 .03 – 0 .99 3 .4
3 .43 18,393 1 .04 – 1 .17 4 .2
4 .16 21,157 1 .03 – 1 .00 6 .3
13 .35 18,873 0 .90 – 1 .31 3 .2
6 .38 21,221 0 .90 – 1 .15 5 .8
22 .52 31,137 0 .90 – 1 .13 3 .4
3 .53 30,093 0 .91 – 1 .29 4 .2
4 .27 30,689 0 .90 – 1 .14 6 .3
13 .54 181,254 0 .72 – 1 .48 3 .2
6 .60 192,273 0 .72 – 1 .32 5 .8
22 .65 222,619 0 .72 – 1 .31 3 .4
3 .74 194,613 0 .73 – 1 .47 4 .2
4 .46 217,562 0 .72 – 1 .32 6 .3
13 .80 142,497 0 .53 – 1 .67 3 .2
6 .76 152,704 0 .53 – 1 .51 5 .8
22 .93 195,180 0 .53 – 1 .50 3 .4
3 .96 189,284 0 .54 – 1 .67 4 .2
4 .62 219,215 0 .53 – 1 .51 6 .3
13 .95 297,495 0 .41 – 1 .80 3 .2
6 .87 352,267 0 .41 – 1 .63 5 .8
23 .10 402,781 0 .41 – 1 .63 3 .4
4 .11 411,195 0 .42 – 1 .77 4 .2
4 .76 381,876 0 .41 – 1 .63 6 .3
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2019 $ 16 .79 $ 0 .31 $ 1 .42 $ 1 .73 ( $ 0 .23 ) ( $ 1 .31 ) ( $ 1 .54 ) $ 16 .98
2018 16 .93 0 .23 0 .74 0 .97 ( 0 .16 ) ( 0 .95 ) ( 1 .11 ) 16 .79
2017 14 .88 0 .21 2 .49 2 .70 ( 0 .24 ) ( 0 .41 ) ( 0 .65 ) 16 .93
2016 15 .58 0 .23 0 .18 0 .41 ( 0 .21 ) ( 0 .90 ) ( 1 .11 ) 14 .88
2015 15 .55 0 .19 0 .19 0 .38 ( 0 .19 ) ( 0 .16 ) ( 0 .35 ) 15 .58
Institutional shares
2019 17 .05 0 .37 1 .44 1 .81 ( 0 .28 ) ( 1 .31 ) ( 1 .59 ) 17 .27
2018 17 .17 0 .29 0 .75 1 .04 ( 0 .21 ) ( 0 .95 ) ( 1 .16 ) 17 .05
2017 15 .08 0 .26 2 .53 2 .79 ( 0 .29 ) ( 0 .41 ) ( 0 .70 ) 17 .17
2016 15 .79 0 .28 0 .18 0 .46 ( 0 .27 ) ( 0 .90 ) ( 1 .17 ) 15 .08
2015 15 .75 0 .25 0 .20 0 .45 ( 0 .25 ) ( 0 .16 ) ( 0 .41 ) 15 .79
R-1 shares
2019 16 .91 0 .23 1 .44 1 .67 ( 0 .14 ) ( 1 .31 ) ( 1 .45 ) 17 .13
2018 17 .05 0 .13 0 .75 0 .88 ( 0 .07 ) ( 0 .95 ) ( 1 .02 ) 16 .91
2017 14 .98 0 .12 2 .51 2 .63 ( 0 .15 ) ( 0 .41 ) ( 0 .56 ) 17 .05
2016 15 .68 0 .15 0 .18 0 .33 ( 0 .13 ) ( 0 .90 ) ( 1 .03 ) 14 .98
2015 15 .68 0 .11 0 .19 0 .30 ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 15 .68
R-2 shares
2019 16 .99 0 .25 1 .44 1 .69 ( 0 .15 ) ( 1 .31 ) ( 1 .46 ) 17 .22
2018 17 .12 0 .15 0 .76 0 .91 ( 0 .09 ) ( 0 .95 ) ( 1 .04 ) 16 .99
2017 15 .03 0 .14 2 .52 2 .66 ( 0 .16 ) ( 0 .41 ) ( 0 .57 ) 17 .12
2016 15 .67 0 .18 0 .17 0 .35 ( 0 .09 ) ( 0 .90 ) ( 0 .99 ) 15 .03
2015 15 .64 0 .13 0 .20 0 .33 ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 15 .67
R-3 shares
2019 17 .72 0 .30 1 .52 1 .82 ( 0 .16 ) ( 1 .31 ) ( 1 .47 ) 18 .07
2018 17 .80 0 .20 0 .77 0 .97 ( 0 .10 ) ( 0 .95 ) ( 1 .05 ) 17 .72
2017 15 .61 0 .18 2 .62 2 .80 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 17 .80
2016 16 .29 0 .20 0 .19 0 .39 ( 0 .17 ) ( 0 .90 ) ( 1 .07 ) 15 .61
2015 16 .24 0 .17 0 .20 0 .37 ( 0 .16 ) ( 0 .16 ) ( 0 .32 ) 16 .29
R-4 shares
2019 17 .01 0 .32 1 .43 1 .75 ( 0 .22 ) ( 1 .31 ) ( 1 .53 ) 17 .23
2018 17 .13 0 .22 0 .76 0 .98 ( 0 .15 ) ( 0 .95 ) ( 1 .10 ) 17 .01
2017 15 .05 0 .20 2 .51 2 .71 ( 0 .22 ) ( 0 .41 ) ( 0 .63 ) 17 .13
2016 15 .74 0 .23 0 .19 0 .42 ( 0 .21 ) ( 0 .90 ) ( 1 .11 ) 15 .05
2015 15 .72 0 .19 0 .19 0 .38 ( 0 .20 ) ( 0 .16 ) ( 0 .36 ) 15 .74
R-5 shares
2019 17 .15 0 .34 1 .44 1 .78 ( 0 .24 ) ( 1 .31 ) ( 1 .55 ) 17 .38
2018 17 .26 0 .25 0 .76 1 .01 ( 0 .17 ) ( 0 .95 ) ( 1 .12 ) 17 .15
2017 15 .16 0 .22 2 .54 2 .76 ( 0 .25 ) ( 0 .41 ) ( 0 .66 ) 17 .26
2016 15 .86 0 .25 0 .18 0 .43 ( 0 .23 ) ( 0 .90 ) ( 1 .13 ) 15 .16
2015 15 .82 0 .21 0 .20 0 .41 ( 0 .21 ) ( 0 .16 ) ( 0 .37 ) 15 .86

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .14% (c) $ 74,483 1 .06% 1 .15% 1 .97% 51 .5%
5 .76 (c) 72,851 1 .03 1 .12 1 .35 44 .4
18 .59 (c) 75,559 1 .08 1 .13 1 .31 33 .4
3 .05 (c) 68,742 1 .08 1 .12 1 .60 35 .0
2 .40 (c) 72,661 1 .14 1 .18 1 .21 27 .6
12 .53 2,065,317 0 .72 (d) – 2 .30 51 .5
6 .11 1,983,831 0 .71 (d) – 1 .66 44 .4
18 .95 1,798,751 0 .76 (d) – 1 .62 33 .4
3 .37 1,634,892 0 .77 (d) – 1 .91 35 .0
2 .82 1,796,638 0 .76 (d) – 1 .60 27 .6
11 .53 4,436 1 .59 (d) – 1 .44 51 .5
5 .15 4,455 1 .59 (d) – 0 .78 44 .4
17 .89 4,449 1 .64 (d) – 0 .74 33 .4
2 .46 4,072 1 .65 (d) – 1 .03 35 .0
1 .91 4,604 1 .64 (d) – 0 .71 27 .6
11 .65 2,182 1 .46 (d) – 1 .57 51 .5
5 .30 2,203 1 .46 (d) – 0 .89 44 .4
18 .07 2,900 1 .51 (d) – 0 .86 33 .4
2 .56 3,096 1 .52 (d) – 1 .20 35 .0
2 .11 5,018 1 .51 (d) – 0 .84 27 .6
11 .90 5,695 1 .28 (d) – 1 .77 51 .5
5 .46 6,196 1 .28 (d) – 1 .09 44 .4
18 .30 9,007 1 .33 (d) – 1 .06 33 .4
2 .78 11,209 1 .34 (d) – 1 .34 35 .0
2 .28 11,864 1 .33 (d) – 1 .02 27 .6
12 .09 4,028 1 .09 (d) – 1 .98 51 .5
5 .71 4,910 1 .09 (d) – 1 .28 44 .4
18 .45 5,964 1 .14 (d) – 1 .25 33 .4
2 .97 (e) 5,659 1 .15 (d) – 1 .53 35 .0
2 .46 (e) 6,276 1 .14 (d) – 1 .22 27 .6
12 .22 10,455 0 .97 (d) – 2 .11 51 .5
5 .87 10,726 0 .97 (d) – 1 .41 44 .4
18 .63 9,072 1 .02 (d) – 1 .35 33 .4
3 .09 7,123 1 .03 (d) – 1 .65 35 .0
2 .56 11,280 1 .02 (d) – 1 .32 27 .6
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class J shares
2019 $ 25.30 $ 0.05 $ 6.38 $ 6.43 $ – ( $ 2.74) ( $ 2.74) $ 28.99
2018 25.94 – 0.27 0.27 – (0.91) (0.91) 25.30
2017 21.02 0 .02 5.43 5.45 (0.06) (0.47) (0.53) 25.94
2016 21.47 0.07 0.77 0.84 – (1.29) (1.29) 21.02
2015 21.27 0.01 1.30 1.31 (0.03) (1.08) (1.11) 21.47
Institutional shares
2019 26.84 0.09 6.83 6.92 (0.02) (2.74) (2.76) 31.00
2018 27.44 0.04 0.28 0.32 (0.01) (0.91) (0.92) 26.84
2017 22.21 0.05 5.74 5.79 (0.09) ( 0 .47) (0.56) 27.44
2016 22.60 0.11 0.82 0.93 (0.03) (1.29) (1.32) 22.21
2015 22.33 0.05 1 .38 1.43 (0.08) (1.08) (1.16) 22.60
R-1 shares
2019 24.39 (0.11) 6.09 5.98 – (2.74) (2.74) 27.63
2018 25.20 (0.16) 0.26 0.10 – (0.91) (0.91) 24.39
2017 20.50 (0.13) 5.30 5.17 – (0.47) (0.47) 25.20
2016 21.11 (0.06) 0.74 0.68 – (1.29) (1.29) 20.50
2015 21.02 (0.12) 1.29 1.17 – (1.08) (1.08) 21.11
R-2 shares
2019 24.78 (0.08) 6.21 6.13 – (2.74) (2.74) 28.17
2018 25.55 (0.13) 0.27 0.14 – (0.91) (0.91) 24 .78
2017 20.76 (0.10) 5.36 5.26 – (0.47) (0.47) 25.55
2016 21.33 (0.04) 0.76 0.72 – (1.29) (1.29) 20.76
2015 21.20 (0.09) 1.30 1.21 – (1.08) (1.08) 21.33
R-3 shares
2019 25.68 (0.04) 6.48 6 .44 – (2.74) (2.74) 29.38
2018 26.40 (0.09) 0.28 0.19 – (0.91) (0.91) 25.68
2017 21.40 (0.06) 5.53 5.47 – (0.47) (0.47) 26.40
2016 21.90 – 0.79 0.79 – (1.29) (1.29) 21.40
2015 21.70 ( 0 .05) 1.33 1.28 – (1.08) (1.08) 21.90
R-4 shares
2019 26.66 0.01 6.77 6.78 – (2.74) (2.74) 30.70
2018 27.33 (0.04) 0.28 0.24 – (0.91) (0.91) 26.66
2017 22.11 (0.02) 5.73 5.71 (0.02) (0.47) (0.49) 27.33
2016 22.55 0.04 0.81 0.85 – (1.29) (1.29) 22.11
2015 22.29 (0.01) 1.36 1.35 (0.01) (1.08) (1.09) 22.55
R-5 shares
2019 26.50 0.05 6.72 6.77 – (2.74) (2.74) 30.53
2018 27.13 (0.01) 0.29 0.28 – (0.91) (0.91) 26.50
2017 21.96 0.01 5.68 5.69 (0.05) (0.47) (0.52) 27.13
2016 22.38 0.07 0.80 0.87 – ( 1 .29) (1.29) 21.96
2015 22.13 0.01 1.36 1.37 (0.04) (1.08) (1.12) 22.38
R-6 shares
2019 26.83 0.13 6 .80 6.93 (0.05) (2.74) (2.79) 30.97
2018 27.42 0.06 0.30 0.36 (0.04) (0.91) (0.95) 26.83
2017 (f) 22.98 0.05 4.97 5.02 (0.11) (0.47) (0.58) 27.42

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29.45% (c) $ 325,426 0.83% 0.86% 0.21% 13.6%
0.98 (c) 275,443 0.82 0.85 0.00 25.8
26.44 (c) 302,971 0.82 0.85 0.07 15.4
4.35 (c) 261,105 0.82 0.85 0.35 22 .4
6.42 (c) 278,993 0.88 0.91 0.04 22.6
29.61 12,070,133 0.70 (d) – 0.34 13.6
1.12 10,720,328 0.69 (d) – 0.13 25.8
26.58 11,396,657 0.68 (d) – 0.18 15.4
4.49 (e) 5,356,398 0.68 – 0.49 22.4
6.71 (e) 5,328,050 0.67 – 0.23 22.6
28.61 98,489 1.47 – (0.43) 13.6
0.31 81,543 1.47 – (0.65) 25.8
25.65 86,677 1.47 – (0 .59) 15.4
3.63 66,856 1.47 – (0.30) 22.4
5.81 58,620 1 .47 – (0.58) 22.6
28.79 23,256 1.34 – (0.31) 13.6
0.47 22,931 1.34 – (0.51) 25.8
25.77 28,455 1.34 – (0.45) 15.4
3.79 28,422 1.34 – (0.18) 22.4
5.95 34,310 1.34 – (0.41) 22.6
29.01 83,961 1.16 – (0.14) 13.6
0.65 99,735 1.16 – (0.33) 25.8
25.98 122,849 1.16 – (0.27) 15.4
4.02 123,971 1.16 – 0.00 22.4
6.15 151,776 1.16 – (0.24) 22.6
29.23 76,985 0.97 – 0.02 13.6
0.81 87,620 0.97 – (0.14) 25.8
26.27 127,947 0.97 – (0.07) 15.4
4.18 145,709 0.97 – 0.19 22.4
6.32 154,669 0.97 – (0.06) 22.6
29.39 387,741 0.85 – 0.19 13.6
0.97 337,245 0.85 – (0.02) 25.8
26.39 378,762 0.85 – 0.04 15.4
4.31 304,581 0.85 – 0.31 22.4
6.46 325,637 0.85 – 0.06 22.6
29.71 2,431,236 0.60 (d) – 0.45 13.6
1.24 1,442,924 0.59 (d) – 0.21 25.8
22.33 (g) 784,496 0.60 (d),(h) – 0.20 (h) 15.4 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND
Class J shares
2019 $ 7 .05 ( $ 0 .03 ) $ 0 .49 $ 0 .46 $ – ( $ 1 .11 ) ( $ 1 .11 ) $ 6 .40
2018 7 .13 ( 0 .03 ) 0 .26 0 .23 – ( 0 .31 ) ( 0 .31 ) 7 .05
2017 5 .50 ( 0 .02 ) 1 .66 1 .64 ( 0 .01 ) – ( 0 .01 ) 7 .13
2016 5 .84 0 .01 ( 0 .19 ) ( 0 .18 ) – ( 0 .16 ) ( 0 .16 ) 5 .50
2015 6 .96 ( 0 .04 ) 0 .51 0 .47 – ( 1 .59 ) ( 1 .59 ) 5 .84
Institutional shares
2019 8 .92 ( 0 .02 ) 0 .69 0 .67 – ( 1 .11 ) ( 1 .11 ) 8 .48
2018 8 .92 ( 0 .02 ) 0 .33 0 .31 – ( 0 .31 ) ( 0 .31 ) 8 .92
2017 6 .88 ( 0 .01 ) 2 .07 2 .06 ( 0 .02 ) – ( 0 .02 ) 8 .92
2016 7 .25 0 .02 ( 0 .23 ) ( 0 .21 ) – ( 0 .16 ) ( 0 .16 ) 6 .88
2015 8 .23 ( 0 .01 ) 0 .62 0 .61 – ( 1 .59 ) ( 1 .59 ) 7 .25
R-1 shares
2019 7 .29 ( 0 .07 ) 0 .52 0 .45 – ( 1 .11 ) ( 1 .11 ) 6 .63
2018 7 .41 ( 0 .08 ) 0 .27 0 .19 – ( 0 .31 ) ( 0 .31 ) 7 .29
2017 5 .74 ( 0 .06 ) 1 .73 1 .67 – – – 7 .41
2016 6 .12 ( 0 .02 ) ( 0 .20 ) ( 0 .22 ) – ( 0 .16 ) ( 0 .16 ) 5 .74
2015 7 .24 ( 0 .06 ) 0 .53 0 .47 – ( 1 .59 ) ( 1 .59 ) 6 .12
R-2 shares
2019 7 .86 ( 0 .07 ) 0 .59 0 .52 – ( 1 .11 ) ( 1 .11 ) 7 .27
2018 7 .96 ( 0 .07 ) 0 .28 0 .21 – ( 0 .31 ) ( 0 .31 ) 7 .86
2017 6 .15 ( 0 .05 ) 1 .86 1 .81 – – – 7 .96
2016 6 .54 ( 0 .02 ) ( 0 .21 ) ( 0 .23 ) – ( 0 .16 ) ( 0 .16 ) 6 .15
2015 7 .63 ( 0 .06 ) 0 .56 0 .50 – ( 1 .59 ) ( 1 .59 ) 6 .54
R-3 shares
2019 8 .37 ( 0 .06 ) 0 .64 0 .58 – ( 1 .11 ) ( 1 .11 ) 7 .84
2018 8 .44 ( 0 .07 ) 0 .31 0 .24 – ( 0 .31 ) ( 0 .31 ) 8 .37
2017 6 .51 ( 0 .04 ) 1 .97 1 .93 – – – 8 .44
2016 6 .91 – ( 0 .24 ) ( 0 .24 ) – ( 0 .16 ) ( 0 .16 ) 6 .51
2015 7 .95 ( 0 .05 ) 0 .60 0 .55 – ( 1 .59 ) ( 1 .59 ) 6 .91
R-4 shares
2019 8 .85 ( 0 .05 ) 0 .69 0 .64 – ( 1 .11 ) ( 1 .11 ) 8 .38
2018 8 .88 ( 0 .05 ) 0 .33 0 .28 – ( 0 .31 ) ( 0 .31 ) 8 .85
2017 6 .85 ( 0 .03 ) 2 .06 2 .03 – – – 8 .88
2016 7 .24 – ( 0 .23 ) ( 0 .23 ) – ( 0 .16 ) ( 0 .16 ) 6 .85
2015 8 .24 ( 0 .04 ) 0 .63 0 .59 – ( 1 .59 ) ( 1 .59 ) 7 .24
R-5 shares
2019 9 .19 ( 0 .04 ) 0 .73 0 .69 – ( 1 .11 ) ( 1 .11 ) 8 .77
2018 9 .20 ( 0 .04 ) 0 .34 0 .30 – ( 0 .31 ) ( 0 .31 ) 9 .19
2017 7 .09 ( 0 .02 ) 2 .14 2 .12 ( 0 .01 ) – ( 0 .01 ) 9 .20
2016 7 .48 0 .01 ( 0 .24 ) ( 0 .23 ) – ( 0 .16 ) ( 0 .16 ) 7 .09
2015 8 .46 ( 0 .03 ) 0 .64 0 .61 – ( 1 .59 ) ( 1 .59 ) 7 .48

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .27% (c) $ 71,129 0 .97% 1 .00% ( 0 .46 ) % 104 .6%
3 .26 (c) 67,918 0 .93 0 .96 ( 0 .44 ) 114 .2
29 .84 (c) 64,647 0 .97 1 .00 ( 0 .30 ) 128 .5
( 3 .03 ) (c) 49,592 1 .03 1 .06 0 .18 110 .3
8 .34 (c) 65,375 1 .20 1 .23 ( 0 .64 ) 128 .9
10 .51 52,324 0 .75 0 .80 ( 0 .25 ) 104 .6
3 .51 67,785 0 .75 0 .77 ( 0 .26 ) 114 .2
30 .10 57,772 0 .75 0 .78 ( 0 .08 ) 128 .5
( 2 .85 ) 41,967 0 .75 0 .81 0 .33 110 .3
8 .84 37,603 0 .75 0 .75 ( 0 .17 ) 128 .9
9 .71 1,286 1 .55 – ( 1 .05 ) 104 .6
2 .58 1,391 1 .55 – ( 1 .05 ) 114 .2
29 .09 1,321 1 .55 – ( 0 .87 ) 128 .5
( 3 .56 ) 1,275 1 .55 – ( 0 .37 ) 110 .3
7 .95 1,607 1 .56 – ( 0 .99 ) 128 .9
9 .92 2,176 1 .42 – ( 0 .92 ) 104 .6
2 .66 2,548 1 .42 – ( 0 .90 ) 114 .2
29 .43 3,764 1 .42 – ( 0 .74 ) 128 .5
( 3 .63 ) (d) 3,717 1 .42 – ( 0 .28 ) 110 .3
8 .11 (d) 3,642 1 .43 – ( 0 .86 ) 128 .9
10 .06 11,187 1 .24 – ( 0 .74 ) 104 .6
2 .86 12,807 1 .24 – ( 0 .75 ) 114 .2
29 .65 11,542 1 .24 – ( 0 .57 ) 128 .5
( 3 .44 ) 9,967 1 .24 – ( 0 .05 ) 110 .3
8 .31 11,746 1 .25 – ( 0 .74 ) 128 .9
10 .20 4,103 1 .05 – ( 0 .55 ) 104 .6
3 .18 4,997 1 .05 – ( 0 .54 ) 114 .2
29 .71 6,854 1 .05 – ( 0 .37 ) 128 .5
( 3 .14 ) 6,594 1 .05 – 0 .03 110 .3
8 .53 5,296 1 .06 – ( 0 .53 ) 128 .9
10 .40 22,099 0 .93 – ( 0 .43 ) 104 .6
3 .29 22,080 0 .93 – ( 0 .44 ) 114 .2
29 .94 19,952 0 .93 – ( 0 .26 ) 128 .5
( 3 .04 ) 16,619 0 .93 – 0 .21 110 .3
8 .56 17,729 0 .94 – ( 0 .37 ) 128 .9
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND III
Class J shares
2019 $ 9 .35 ( $ 0 .05 ) $ 1 .37 $ 1 .32 ( $ 1 .14 ) ( $ 1 .14 ) $ 9 .53
2018 10 .21 ( 0 .06 ) 0 .69 0 .63 ( 1 .49 ) ( 1 .49 ) 9 .35
2017 8 .24 ( 0 .05 ) 2 .05 2 .00 ( 0 .03 ) ( 0 .03 ) 10 .21
2016 8 .88 ( 0 .03 ) ( 0 .11 ) ( 0 .14 ) ( 0 .50 ) ( 0 .50 ) 8 .24
2015 11 .26 ( 0 .07 ) 0 .30 0 .23 ( 2 .61 ) ( 2 .61 ) 8 .88
Institutional shares
2019 11 .50 ( 0 .02 ) 1 .76 1 .74 ( 1 .14 ) ( 1 .14 ) 12 .10
2018 12 .19 ( 0 .03 ) 0 .83 0 .80 ( 1 .49 ) ( 1 .49 ) 11 .50
2017 9 .79 ( 0 .01 ) 2 .44 2 .43 ( 0 .03 ) ( 0 .03 ) 12 .19
2016 10 .42 – ( 0 .13 ) ( 0 .13 ) ( 0 .50 ) ( 0 .50 ) 9 .79
2015 12 .72 ( 0 .04 ) 0 .35 0 .31 ( 2 .61 ) ( 2 .61 ) 10 .42
R-1 shares
2019 9 .39 ( 0 .10 ) 1 .37 1 .27 ( 1 .14 ) ( 1 .14 ) 9 .52
2018 10 .30 ( 0 .11 ) 0 .69 0 .58 ( 1 .49 ) ( 1 .49 ) 9 .39
2017 8 .35 ( 0 .09 ) 2 .07 1 .98 ( 0 .03 ) ( 0 .03 ) 10 .30
2016 9 .04 ( 0 .08 ) ( 0 .11 ) ( 0 .19 ) ( 0 .50 ) ( 0 .50 ) 8 .35
2015 11 .46 ( 0 .12 ) 0 .31 0 .19 ( 2 .61 ) ( 2 .61 ) 9 .04
R-2 shares
2019 9 .83 ( 0 .09 ) 1 .45 1 .36 ( 1 .14 ) ( 1 .14 ) 10 .05
2018 10 .70 ( 0 .10 ) 0 .72 0 .62 ( 1 .49 ) ( 1 .49 ) 9 .83
2017 8 .66 ( 0 .08 ) 2 .15 2 .07 ( 0 .03 ) ( 0 .03 ) 10 .70
2016 9 .34 ( 0 .07 ) ( 0 .11 ) ( 0 .18 ) ( 0 .50 ) ( 0 .50 ) 8 .66
2015 11 .75 ( 0 .11 ) 0 .31 0 .20 ( 2 .61 ) ( 2 .61 ) 9 .34
R-3 shares
2019 10 .72 ( 0 .08 ) 1 .62 1 .54 ( 1 .14 ) ( 1 .14 ) 11 .12
2018 11 .52 ( 0 .09 ) 0 .78 0 .69 ( 1 .49 ) ( 1 .49 ) 10 .72
2017 9 .31 ( 0 .07 ) 2 .31 2 .24 ( 0 .03 ) ( 0 .03 ) 11 .52
2016 9 .99 ( 0 .06 ) ( 0 .12 ) ( 0 .18 ) ( 0 .50 ) ( 0 .50 ) 9 .31
2015 12 .36 ( 0 .09 ) 0 .33 0 .24 ( 2 .61 ) ( 2 .61 ) 9 .99
R-4 shares
2019 11 .06 ( 0 .06 ) 1 .67 1 .61 ( 1 .14 ) ( 1 .14 ) 11 .53
2018 11 .82 ( 0 .07 ) 0 .80 0 .73 ( 1 .49 ) ( 1 .49 ) 11 .06
2017 9 .53 ( 0 .05 ) 2 .37 2 .32 ( 0 .03 ) ( 0 .03 ) 11 .82
2016 10 .20 ( 0 .04 ) ( 0 .13 ) ( 0 .17 ) ( 0 .50 ) ( 0 .50 ) 9 .53
2015 12 .54 ( 0 .07 ) 0 .34 0 .27 ( 2 .61 ) ( 2 .61 ) 10 .20
R-5 shares
2019 11 .56 ( 0 .05 ) 1 .77 1 .72 ( 1 .14 ) ( 1 .14 ) 12 .14
2018 12 .28 ( 0 .06 ) 0 .83 0 .77 ( 1 .49 ) ( 1 .49 ) 11 .56
2017 9 .89 ( 0 .04 ) 2 .46 2 .42 ( 0 .03 ) ( 0 .03 ) 12 .28
2016 10 .55 ( 0 .03 ) ( 0 .13 ) ( 0 .16 ) ( 0 .50 ) ( 0 .50 ) 9 .89
2015 12 .87 ( 0 .07 ) 0 .36 0 .29 ( 2 .61 ) ( 2 .61 ) 10 .55

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
17 .48% (c) $ 41,366 1 .27% 1 .38% ( 0 .55 ) % 43 .2%
6 .61 (c) 36,912 1 .24 1 .35 ( 0 .56 ) 44 .3
24 .31 (c) 35,778 1 .29 1 .37 ( 0 .49 ) 81 .6
( 1 .47 ) (c) 31,465 1 .30 1 .36 ( 0 .39 ) 64 .6
2 .53 (c) 35,147 1 .37 1 .43 ( 0 .77 ) 64 .6
17 .93 1,032,306 0 .91 (d) – ( 0 .19 ) 43 .2
6 .97 961,018 0 .91 (d) – ( 0 .22 ) 44 .3
24 .85 1,037,760 0 .94 (d) – ( 0 .13 ) 81 .6
( 1 .15 ) 1,302,544 0 .95 (d) – ( 0 .04 ) 64 .6
2 .93 1,319,604 0 .95 (d) – ( 0 .34 ) 64 .6
16 .80 1,438 1 .78 (d) – ( 1 .06 ) 43 .2
6 .00 1,665 1 .78 (d) – ( 1 .10 ) 44 .3
23 .75 2,266 1 .81 (d) – ( 1 .01 ) 81 .6
( 2 .03 ) 2,023 1 .82 (d) – ( 0 .90 ) 64 .6
2 .05 2,914 1 .83 (d) – ( 1 .22 ) 64 .6
16 .98 1,841 1 .65 (d) – ( 0 .94 ) 43 .2
6 .17 1,848 1 .65 (d) – ( 0 .97 ) 44 .3
23 .93 2,177 1 .68 (d) – ( 0 .88 ) 81 .6
( 1 .95 ) (e) 3,057 1 .69 (d) – ( 0 .79 ) 64 .6
2 .21 (e) 4,233 1 .70 (d) – ( 1 .09 ) 64 .6
17 .28 2,913 1 .47 (d) – ( 0 .75 ) 43 .2
6 .35 3,424 1 .47 (d) – ( 0 .78 ) 44 .3
24 .09 4,920 1 .50 (d) – ( 0 .69 ) 81 .6
( 1 .72 ) 6,088 1 .51 (d) – ( 0 .60 ) 64 .6
2 .36 8,561 1 .52 (d) – ( 0 .87 ) 64 .6
17 .39 3,004 1 .28 (d) – ( 0 .57 ) 43 .2
6 .55 3,658 1 .28 (d) – ( 0 .60 ) 44 .3
24 .37 5,191 1 .31 (d) – ( 0 .51 ) 81 .6
( 1 .58 ) 5,682 1 .32 (d) – ( 0 .41 ) 64 .6
2 .60 8,250 1 .33 (d) – ( 0 .68 ) 64 .6
17 .62 5,527 1 .16 (d) – ( 0 .44 ) 43 .2
6 .64 6,408 1 .16 (d) – ( 0 .49 ) 44 .3
24 .50 7,385 1 .19 (d) – ( 0 .39 ) 81 .6
( 1 .42 ) 7,628 1 .20 (d) – ( 0 .28 ) 64 .6
2 .72 10,947 1 .21 (d) – ( 0 .61 ) 64 .6
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2019 $ 20.17 $ 0 .23 $ 1.15 $ 1.38 ( $ 0.22) ( $ 1.68) ( $ 1.90) $ 19.65
2018 21.53 0.25 (0.08) 0.17 (0.21) (1.32) (1.53) 20.17
2017 18.62 0.19 3.95 4.14 (0.23) (1.00) (1.23) 21.53
2016 19.04 0.23 0.72 0.95 (0.18) (1.19) (1.37) 18.62
2015 19.58 0.18 0.35 0.53 (0.16) (0.91) (1.07) 19.04
Institutional shares
2019 20.76 0.28 1.18 1.46 ( 0 .26) (1.68) (1.94) 20.28
2018 22.11 0.30 (0.08) 0.22 (0.25) (1.32) (1.57) 20.76
2017 19.10 0.24 4.05 4.29 (0.28) (1.00) (1.28) 22.11
2016 19.50 0.29 0.74 1.03 (0.24) (1.19) (1.43) 19.10
2015 20.03 0.25 0.36 0.61 (0.23) (0.91) (1.14) 19.50
R-1 shares
2019 20.45 0.12 1.18 1.30 (0.08) (1.68) (1.76) 19.99
2018 21.81 0.11 (0.07) 0.04 (0.08) (1.32) (1.40) 20.45
2017 18.84 0.05 4.01 4.06 (0.09) (1.00) (1.09) 21.81
2016 19.23 0.14 0.73 0.87 (0.07) (1.19) (1.26) 18.84
2015 19.78 0.08 0.35 0.43 (0.07) (0.91) (0.98) 19.23
R-2 shares
2019 21.11 0.15 1.23 1.38 (0.09) (1.68) (1.77) 20.72
2018 22.46 0.14 (0.07) 0 .07 (0.10) (1.32) (1.42) 21.11
2017 19.40 0.09 4.12 4.21 (0.15) (1.00) (1.15) 22.46
2016 19.75 0 .16 0.77 0.93 (0.09) (1.19) (1.28) 19.40
2015 20.28 0.11 0.36 0.47 (0.09) (0.91) (1.00) 19.75
R-3 shares
2019 21.05 0.19 1.21 1.40 (0.14) (1.68) (1.82) 20.63
2018 22.40 0.19 (0.08) 0.11 (0.14) (1.32) (1.46) 21.05
2017 19.34 0.13 4.11 4.24 (0.18) (1.00) (1.18) 22.40
2016 19.71 0.20 0.75 0.95 (0.13) (1.19) (1.32) 19.34
2015 20.24 0.15 0.36 0.51 (0.13) (0.91) (1.04) 19.71
R-4 shares
2019 21.14 0.23 1.22 1.45 (0.18) ( 1 .68) (1.86) 20.73
2018 22.49 0.23 (0.08) 0.15 (0.18) (1.32) (1.50) 21.14
2017 19.40 0.16 4.13 4.29 (0.20) (1.00) (1.20) 22.49
2016 19.77 0.23 0.76 0.99 (0.17) (1.19) (1.36) 19.40
2015 20.29 0.19 0 .36 0.55 (0.16) (0.91) (1.07) 19.77
R-5 shares
2019 21.32 0.25 1.23 1.48 (0.21) (1.68) (1.89) 20.91
2018 22.67 0.26 (0.08) 0.18 (0.21) (1.32) (1.53) 21.32
2017 19.56 0.20 4.15 4.35 (0.24) (1.00) (1.24) 22.67
2016 19.93 0.26 0.75 1.01 (0.19) (1.19) (1.38) 19.56
2015 20.44 0.21 0.38 0.59 (0.19) (0.91) (1.10) 19.93
R-6 shares
2019 20.74 0.29 1.19 1.48 (0.27) (1.68) (1.95) 20.27
2018 22.09 0.31 (0.08) 0.23 (0.26) (1.32) (1.58) 20.74
2017 (e) 20.62 0.22 2.54 2.76 (0.29) (1.00) (1.29) 22.09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.64% (c) $ 121,032 0.43% 0.46% 1.23% 16.7%
0.59 (c) 120,967 0.39 0.42 1.15 14.3
22.90 (c) 131,713 0.42 0.45 0.93 23.2
5.63 (c) 105,731 0.50 0.53 1.27 17.6
2.84 (c) 93,241 0.54 0.59 0.93 19.8
8.84 347,631 0.23 (d) – 1.43 16.7
0.81 422,159 0.20 (d) – 1.35 14.3
23.14 510,771 0.21 (d) – 1.14 23.2
5.96 666,562 0.20 0.20 1.57 17.6
3.20 621,745 0.19 0.19 1.26 19.8
7.94 7,771 1.04 – 0.62 16.7
(0.03) 10,070 1.04 – 0.51 14.3
22.10 12,117 1.04 – 0.27 23.2
5.11 12,290 1.04 – 0.74 17.6
2.30 19,225 1.04 – 0.42 19.8
8.10 9,844 0.91 – 0.77 16.7
0.11 17,354 0.91 – 0.64 14.3
22.25 23,332 0.91 – 0.43 23.2
5.25 15,930 0.91 – 0.86 17.6
2.43 17,423 0.91 – 0.56 19.8
8.31 84,108 0.73 – 0.93 16.7
0.29 93,374 0 .73 – 0.83 14.3
22.50 119,455 0.73 – 0.61 23.2
5 .41 104,741 0.73 – 1.05 17.6
2.64 114,367 0.73 – 0.74 19.8
8.52 58,888 0.54 – 1.12 16.7
0.47 66,297 0.54 – 1.01 14.3
22.69 93,581 0.54 – 0.78 23.2
5.63 104,499 0.54 – 1.23 17.6
2.86 119,042 0.54 – 0.92 19.8
8.63 137,633 0.42 – 1.25 16.7
0.58 183,944 0.42 – 1.13 14.3
22.86 215,661 0.42 – 0.93 23.2
5.71 196,677 0.42 – 1.35 17.6
3.02 199,225 0.42 – 1.05 19.8
8.94 531,623 0.17 (d) – 1.48 16.7
0.85 405,426 0.16 (d) – 1.38 14.3
13.99 (f) 341,001 0.17 (d ),( g) – 1.11 (g) 23.2 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class J shares
2019 $ 14.44 $ 0.13 $ 1.09 $ 1.22 ( $ 0.09) ( $ 1.44) ( $ 1.53) $ 14.13
2018 15.31 0.10 0.03 0.13 (0.07) (0.93) (1.00) 14.44
2017 13.02 0.08 2.39 2.47 (0.18) – (0.18) 15.31
2016 14.10 0.14 0.12 0.26 (0.05) (1.29) (1.34) 13.02
2015 16.34 0.04 (0.17) (0.13) (0.03) (2.08) (2.11) 14.10
Institutional shares
2019 14.62 0.18 1.07 1.25 (0.13) (1.44) (1.57) 14.30
2018 15.48 0.15 0.03 0.18 (0.11) (0.93) (1.04) 14.62
2017 13.16 0.12 2.42 2.54 (0.22) – (0.22) 15.48
2016 14.26 0.18 0.11 0.29 (0.10) (1.29) (1.39) 13.16
2015 16.49 0.10 (0.17) (0.07) (0.08) (2.08) (2.16) 14.26
R-1 shares
2019 13.96 0.06 1.05 1.11 – (1.44) (1.44) 13.63
2018 14.84 0.01 0.04 0.05 – (0.93) (0.93) 13.96
2017 12.61 – 2.32 2.32 (0.09) – (0.09) 14.84
2016 13.72 0.06 0.12 0.18 – (1.29) (1.29) 12.61
2015 16.00 (0.03) (0.17) (0.20) – (2.08) (2.08) 13.72
R-2 shares
2019 14.10 0.07 1.08 1.15 (0.02) (1.44) (1.46) 13.79
2018 14.97 0.03 0.03 0.06 – (0.93) (0.93) 14.10
2017 12.73 0.02 2.34 2.36 (0.12) – (0.12) 14.97
2016 13.82 0.08 0.12 0.20 – (1.29) (1.29) 12.73
2015 16.08 (0.01) (0.17) (0.18) – (2.08) (2.08) 13.82
R-3 shares
2019 14.37 0.10 1.09 1.19 (0.04) (1.44) (1.48) 14.08
2018 15.22 0.06 0.04 0.10 (0.02) (0.93) (0.95) 14.37
2017 12.94 0.05 2.37 2.42 (0.14) – (0.14) 15.22
2016 14.03 0.11 0.11 0.22 (0.02) (1.29) (1.31) 12.94
2015 16.26 0.01 (0.16) (0.15) – (2.08) (2.08) 14.03
R-4 shares
2019 14.42 0.13 1.08 1.21 (0.07) (1.44) (1.51) 14.12
2018 15.27 0.09 0.03 0.12 (0.04) (0.93) (0.97) 14.42
2017 12.99 0.07 2.38 2.45 (0.17) – (0.17) 15.27
2016 14.07 0.13 0.13 0.26 (0.05) (1.29) (1.34) 12.99
2015 16.31 0.04 (0.17) (0.13) (0.03) (2.08) (2.11) 14.07
R-5 shares
2019 14.50 0.14 1.09 1.23 (0.09) (1.44) (1.53) 14.20
2018 15.36 0.11 0.03 0.14 (0.07) (0.93) (1.00) 14.50
2017 13.06 0.09 2.40 2.49 (0.19) – (0.19) 15.36
2016 14.15 0.15 0.11 0.26 (0.06) (1.29) (1.35) 13.06
2015 16.39 0.06 (0.17) (0.11) (0.05) (2.08) (2.13) 14.15
R-6 shares
2019 (f) 13.56 0.11 0.66 0.77 – – – 14.33

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10.55% (c) $ 153,602 1.06% 1.13% 0.95% 60.0%
0.67 (c) 65,310 1.20 1.35 0.65 61.1
19.12 (c) 72,785 1.20 1.35 0.54 58.5
2.37 (c ),( d) 65,870 1.23 1.35 1.07 131.3
(0.96) (c ),( d) 70,488 1.31 1.40 0.27 106.6
10.73 279,888 0.85 (e) – 1.30 60.0
0.99 824,306 0.90 (e) – 0.95 61.1
19.47 917,891 0.91 (e) – 0.84 58.5
2.69 944,079 0.94 (e) – 1.43 131.3
(0.59) 1,518,632 0.94 (e) – 0.64 106.6
9.97 2,775 1.61 (e) – 0.43 60.0
0.14 3,190 1.76 (e) – 0.08 61.1
18.48 4,191 1.75 (e) – 0.00 58.5
1.78 (d) 4,475 1.79 (e) – 0.52 131.3
(1.45) (d) 5,378 1.80 (e) – (0.21) 106.6
10.13 2,917 1.48 (e) – 0.57 60.0
0.21 2,579 1.63 (e) – 0.23 61.1
18.58 5,282 1.62 (e) – 0.12 58.5
2.00 5,592 1.66 (e) – 0.65 131.3
(1.37) 9,423 1.67 (e) – (0.08) 106.6
10.33 13,305 1.30 (e) – 0.74 60.0
0.45 9,098 1.45 (e) – 0.41 61.1
18.79 15,901 1.44 (e) – 0.32 58.5
2.13 20,452 1.48 (e) – 0.87 131.3
(1.15) 29,970 1.49 (e) – 0.10 106.6
10.49 13,340 1.11 (e) – 0.93 60.0
0.64 8,590 1.26 (e) – 0.60 61.1
18.99 14,907 1.25 (e) – 0.52 58.5
2.35 (d) 20,414 1.29 (e) – 1.03 131.3
(0.92) (d) 27,448 1.30 (e) – 0.30 106.6
10.63 29,270 0.99 (e) – 1.06 60.0
0.73 27,630 1.14 (e) – 0.70 61.1
19.18 35,516 1.13 (e) – 0.66 58.5
2.49 50,945 1.17 (e) – 1.15 131.3
(0.89) 66,454 1.18 (e) – 0.41 106.6
5.68 (g) 1,980,217 0.64 (e ),( h) – 1.33 (h) 60.0 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.
(f) Period from April 2, 2019, date operations commenced, through October 31, 2019.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value,
End of Period
MONEY MARKET FUND
Class J shares
2019 $ 1 .00 $ 0 .02 $ 0 .02 ( $ 0 .02 ) ( $ 0 .02 ) $ 1 .00
2018 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2017 1 .00 – – – – 1 .00
2016 1 .00 – – – – 1 .00
2015 1 .00 – – – – 1 .00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets
1 .88% (c) $ 278,464 0 .60% 0 .75% 1 .84%
1 .29 (c) 257,738 0 .59 0 .74 1 .28
0 .48 (c) 243,195 0 .58 0 .73 0 .43
0 .00 (c) 268,364 0 .50 0 .76 0 .00
0 .00 (c) 254,240 0 .20 0 .83 0 .00
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2019 $ 10 .12 $ 0 .28 $ 0 .14 $ 0 .42 ( $ 0 .24 ) ( $ 0 .61 ) ( $ 0 .85 ) $ 9 .69
2018 11 .53 0 .25 ( 1 .30 ) ( 1 .05 ) ( 0 .21 ) ( 0 .15 ) ( 0 .36 ) 10 .12
2017 9 .40 0 .20 2 .12 2 .32 ( 0 .19 ) – ( 0 .19 ) 11 .53
2016 10 .17 0 .19 ( 0 .59 ) ( 0 .40 ) ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 9 .40
2015 11 .51 0 .20 ( 0 .73 ) ( 0 .53 ) ( 0 .28 ) ( 0 .53 ) ( 0 .81 ) 10 .17
R-1 shares
2019 10 .01 0 .20 0 .14 0 .34 ( 0 .16 ) ( 0 .61 ) ( 0 .77 ) 9 .58
2018 11 .38 0 .15 ( 1 .29 ) ( 1 .14 ) ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 10 .01
2017 9 .30 0 .12 2 .10 2 .22 ( 0 .14 ) – ( 0 .14 ) 11 .38
2016 10 .07 0 .10 ( 0 .59 ) ( 0 .49 ) ( 0 .09 ) ( 0 .19 ) ( 0 .28 ) 9 .30
2015 11 .40 0 .10 ( 0 .72 ) ( 0 .62 ) ( 0 .18 ) ( 0 .53 ) ( 0 .71 ) 10 .07
R-2 shares
2019 10 .03 0 .20 0 .16 0 .36 ( 0 .17 ) ( 0 .61 ) ( 0 .78 ) 9 .61
2018 11 .44 0 .17 ( 1 .30 ) ( 1 .13 ) ( 0 .13 ) ( 0 .15 ) ( 0 .28 ) 10 .03
2017 9 .32 0 .13 2 .10 2 .23 ( 0 .11 ) – ( 0 .11 ) 11 .44
2016 10 .09 0 .12 ( 0 .59 ) ( 0 .47 ) ( 0 .11 ) ( 0 .19 ) ( 0 .30 ) 9 .32
2015 11 .42 0 .11 ( 0 .71 ) ( 0 .60 ) ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 10 .09
R-3 shares
2019 10 .00 0 .23 0 .14 0 .37 ( 0 .18 ) ( 0 .61 ) ( 0 .79 ) 9 .58
2018 11 .41 0 .19 ( 1 .29 ) ( 1 .10 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .00
2017 9 .31 0 .16 2 .08 2 .24 ( 0 .14 ) – ( 0 .14 ) 11 .41
2016 10 .08 0 .14 ( 0 .59 ) ( 0 .45 ) ( 0 .13 ) ( 0 .19 ) ( 0 .32 ) 9 .31
2015 11 .41 0 .13 ( 0 .71 ) ( 0 .58 ) ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 10 .08
R-4 shares
2019 10 .06 0 .24 0 .16 0 .40 ( 0 .21 ) ( 0 .61 ) ( 0 .82 ) 9 .64
2018 11 .46 0 .21 ( 1 .30 ) ( 1 .09 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .06
2017 9 .35 0 .17 2 .10 2 .27 ( 0 .16 ) – ( 0 .16 ) 11 .46
2016 10 .12 0 .16 ( 0 .59 ) ( 0 .43 ) ( 0 .15 ) ( 0 .19 ) ( 0 .34 ) 9 .35
2015 11 .45 0 .16 ( 0 .72 ) ( 0 .56 ) ( 0 .24 ) ( 0 .53 ) ( 0 .77 ) 10 .12
R-5 shares
2019 10 .07 0 .25 0 .15 0 .40 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 9 .64
2018 11 .47 0 .22 ( 1 .29 ) ( 1 .07 ) ( 0 .18 ) ( 0 .15 ) ( 0 .33 ) 10 .07
2017 9 .36 0 .18 2 .10 2 .28 ( 0 .17 ) – ( 0 .17 ) 11 .47
2016 10 .12 0 .17 ( 0 .58 ) ( 0 .41 ) ( 0 .16 ) ( 0 .19 ) ( 0 .35 ) 9 .36
2015 11 .46 0 .17 ( 0 .73 ) ( 0 .56 ) ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 10 .12

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .38% $ 2,580,956 1 .04% (b) 2 .95% 47 .8%
( 9 .44 ) 2,919,837 1 .02 (b) 2 .21 45 .9
25 .17 3,634,802 1 .04 (b) 1 .94 50 .5
( 3 .88 ) 3,080,741 1 .07 (b) 2 .05 31 .8
( 4 .66 ) 2,654,066 1 .06 (b) 1 .85 35 .8
4 .40 15 1 .91 (b) 2 .11 47 .8
( 10 .22 ) 16 1 .89 (b) 1 .38 45 .9
24 .16 19 1 .91 (b) 1 .15 50 .5
( 4 .82 ) 21 1 .94 (b) 1 .05 31 .8
( 5 .49 ) 12 1 .93 (b) 0 .95 35 .8
4 .61 13 1 .78 (b) 2 .19 47 .8
( 10 .14 ) 13 1 .76 (b) 1 .49 45 .9
24 .25 14 1 .78 (b) 1 .22 50 .5
( 4 .63 ) 14 1 .81 (b) 1 .29 31 .8
( 5 .36 ) 12 1 .80 (b) 1 .07 35 .8
4 .82 499 1 .60 (b) 2 .48 47 .8
( 9 .95 ) 521 1 .58 (b) 1 .67 45 .9
24 .35 650 1 .60 (b) 1 .50 50 .5
( 4 .43 ) 321 1 .63 (b) 1 .49 31 .8
( 5 .12 ) 281 1 .62 (b) 1 .25 35 .8
5 .05 530 1 .41 (b) 2 .57 47 .8
( 9 .79 ) 477 1 .39 (b) 1 .88 45 .9
24 .64 569 1 .41 (b) 1 .63 50 .5
( 4 .28 ) 546 1 .44 (b) 1 .71 31 .8
( 4 .98 ) 461 1 .43 (b) 1 .46 35 .8
5 .08 596 1 .29 (b) 2 .69 47 .8
( 9 .62 ) 631 1 .27 (b) 2 .01 45 .9
24 .75 657 1 .29 (b) 1 .73 50 .5
( 4 .15 ) (c) 501 1 .32 (b) 1 .81 31 .8
( 4 .85 ) (c) 512 1 .31 (b) 1 .57 35 .8
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2019 $ 64 .54 $ 0 .74 $ 5 .84 $ 6 .58 ( $ 0 .83 ) ( $ 18 .20 ) ( $ 19 .03 ) $ 52 .09
2018 64 .86 1 .00 3 .63 4 .63 ( 0 .82 ) ( 4 .13 ) ( 4 .95 ) 64 .54
2017 58 .24 0 .78 11 .72 12 .50 ( 0 .79 ) ( 5 .09 ) ( 5 .88 ) 64 .86
2016 60 .21 0 .86 0 .39 1 .25 ( 0 .87 ) ( 2 .35 ) ( 3 .22 ) 58 .24
2015 59 .67 0 .86 2 .64 3 .50 ( 0 .73 ) ( 2 .23 ) ( 2 .96 ) 60 .21
R-1 shares
2019 63 .08 0 .29 5 .65 5 .94 ( 0 .41 ) ( 18 .20 ) ( 18 .61 ) 50 .41
2018 63 .50 0 .49 3 .49 3 .98 ( 0 .27 ) ( 4 .13 ) ( 4 .40 ) 63 .08
2017 57 .05 0 .24 11 .52 11 .76 ( 0 .22 ) ( 5 .09 ) ( 5 .31 ) 63 .50
2016 59 .14 0 .37 0 .38 0 .75 ( 0 .49 ) ( 2 .35 ) ( 2 .84 ) 57 .05
2015 58 .68 0 .33 2 .60 2 .93 ( 0 .24 ) ( 2 .23 ) ( 2 .47 ) 59 .14
R-2 shares
2019 63 .18 0 .36 5 .67 6 .03 ( 0 .38 ) ( 18 .20 ) ( 18 .58 ) 50 .63
2018 63 .62 0 .60 3 .48 4 .08 ( 0 .39 ) ( 4 .13 ) ( 4 .52 ) 63 .18
2017 57 .24 0 .34 11 .51 11 .85 ( 0 .38 ) ( 5 .09 ) ( 5 .47 ) 63 .62
2016 59 .28 0 .43 0 .40 0 .83 ( 0 .52 ) ( 2 .35 ) ( 2 .87 ) 57 .24
2015 58 .79 0 .41 2 .59 3 .00 ( 0 .28 ) ( 2 .23 ) ( 2 .51 ) 59 .28
R-3 shares
2019 63 .23 0 .44 5 .66 6 .10 ( 0 .51 ) ( 18 .20 ) ( 18 .71 ) 50 .62
2018 63 .61 0 .67 3 .51 4 .18 ( 0 .43 ) ( 4 .13 ) ( 4 .56 ) 63 .23
2017 57 .22 0 .45 11 .51 11 .96 ( 0 .48 ) ( 5 .09 ) ( 5 .57 ) 63 .61
2016 59 .22 0 .53 0 .40 0 .93 ( 0 .58 ) ( 2 .35 ) ( 2 .93 ) 57 .22
2015 58 .78 0 .52 2 .59 3 .11 ( 0 .44 ) ( 2 .23 ) ( 2 .67 ) 59 .22
R-4 shares
2019 63 .79 0 .54 5 .74 6 .28 ( 0 .64 ) ( 18 .20 ) ( 18 .84 ) 51 .23
2018 64 .18 0 .83 3 .51 4 .34 ( 0 .60 ) ( 4 .13 ) ( 4 .73 ) 63 .79
2017 57 .69 0 .56 11 .60 12 .16 ( 0 .58 ) ( 5 .09 ) ( 5 .67 ) 64 .18
2016 59 .66 0 .65 0 .40 1 .05 ( 0 .67 ) ( 2 .35 ) ( 3 .02 ) 57 .69
2015 59 .17 0 .63 2 .62 3 .25 ( 0 .53 ) ( 2 .23 ) ( 2 .76 ) 59 .66
R-5 shares
2019 64 .05 0 .60 5 .76 6 .36 ( 0 .70 ) ( 18 .20 ) ( 18 .90 ) 51 .51
2018 64 .40 0 .90 3 .53 4 .43 ( 0 .65 ) ( 4 .13 ) ( 4 .78 ) 64 .05
2017 57 .87 0 .63 11 .64 12 .27 ( 0 .65 ) ( 5 .09 ) ( 5 .74 ) 64 .40
2016 59 .86 0 .72 0 .39 1 .11 ( 0 .75 ) ( 2 .35 ) ( 3 .10 ) 57 .87
2015 59 .34 0 .70 2 .63 3 .33 ( 0 .58 ) ( 2 .23 ) ( 2 .81 ) 59 .86

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .85% $ 683,345 0 .47% (b) 1 .49% 35 .4%
7 .35 683,933 0 .47 (b) 1 .53 36 .3
22 .97 1,385,593 0 .47 (b) 1 .30 20 .1
2 .27 1,399,596 0 .47 1 .49 34 .5
6 .12 1,501,149 0 .46 1 .45 14 .0
16 .78 1,828 1 .37 0 .61 35 .4
6 .40 2,381 1 .35 0 .76 36 .3
21 .93 2,547 1 .33 0 .41 20 .1
1 .38 (c) 2,904 1 .33 0 .65 34 .5
5 .21 (c) 4,282 1 .33 0 .56 14 .0
16 .94 2,203 1 .24 0 .75 35 .4
6 .55 3,249 1 .22 0 .94 36 .3
22 .06 3,807 1 .20 0 .57 20 .1
1 .54 3,393 1 .20 0 .76 34 .5
5 .33 3,797 1 .20 0 .70 14 .0
17 .15 16,017 1 .06 0 .91 35 .4
6 .74 17,054 1 .04 1 .04 36 .3
22 .30 24,316 1 .02 0 .76 20 .1
1 .70 (c) 29,886 1 .02 0 .94 34 .5
5 .53 (c) 35,202 1 .02 0 .88 14 .0
17 .38 16,878 0 .87 1 .10 35 .4
6 .94 17,986 0 .85 1 .29 36 .3
22 .53 (c) 22,400 0 .83 0 .93 20 .1
1 .90 (c) 20,833 0 .83 1 .13 34 .5
5 .73 23,003 0 .83 1 .07 14 .0
17 .51 34,786 0 .75 1 .22 35 .4
7 .07 35,915 0 .73 1 .39 36 .3
22 .67 42,983 0 .71 1 .06 20 .1
2 .03 49,392 0 .71 1 .25 34 .5
5 .86 54,410 0 .71 1 .19 14 .0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2019 $ 13 .20 $ 0 .35 $ 0 .81 $ 1 .16 ( $ 0 .34 ) ( $ 0 .68 ) ( $ 1 .02 ) $ 13 .34
2018 13 .95 0 .36 ( 0 .45 ) ( 0 .09 ) ( 0 .36 ) ( 0 .30 ) ( 0 .66 ) 13 .20
2017 13 .20 0 .26 1 .01 1 .27 ( 0 .24 ) ( 0 .28 ) ( 0 .52 ) 13 .95
2016 13 .44 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .40 ) ( 0 .61 ) 13 .20
2015 13 .65 0 .27 ( 0 .22 ) 0 .05 ( 0 .26 ) – ( 0 .26 ) 13 .44
Institutional shares
2019 13 .26 0 .38 0 .80 1 .18 ( 0 .36 ) ( 0 .68 ) ( 1 .04 ) 13 .40
2018 14 .01 0 .40 ( 0 .47 ) ( 0 .07 ) ( 0 .38 ) ( 0 .30 ) ( 0 .68 ) 13 .26
2017 13 .26 0 .29 1 .01 1 .30 ( 0 .27 ) ( 0 .28 ) ( 0 .55 ) 14 .01
2016 13 .50 0 .25 0 .16 0 .41 ( 0 .25 ) ( 0 .40 ) ( 0 .65 ) 13 .26
2015 13 .71 0 .32 ( 0 .23 ) 0 .09 ( 0 .30 ) – ( 0 .30 ) 13 .50
R-1 shares
2019 13 .18 0 .28 0 .79 1 .07 ( 0 .23 ) ( 0 .68 ) ( 0 .91 ) 13 .34
2018 13 .92 0 .26 ( 0 .45 ) ( 0 .19 ) ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 13 .18
2017 13 .15 0 .17 1 .01 1 .18 ( 0 .13 ) ( 0 .28 ) ( 0 .41 ) 13 .92
2016 13 .38 0 .15 0 .14 0 .29 ( 0 .12 ) ( 0 .40 ) ( 0 .52 ) 13 .15
2015 13 .58 0 .20 ( 0 .23 ) ( 0 .03 ) ( 0 .17 ) – ( 0 .17 ) 13 .38
R-2 shares
2019 13 .19 0 .28 0 .81 1 .09 ( 0 .26 ) ( 0 .68 ) ( 0 .94 ) 13 .34
2018 13 .92 0 .27 ( 0 .44 ) ( 0 .17 ) ( 0 .26 ) ( 0 .30 ) ( 0 .56 ) 13 .19
2017 13 .15 0 .19 1 .01 1 .20 ( 0 .15 ) ( 0 .28 ) ( 0 .43 ) 13 .92
2016 13 .39 0 .15 0 .15 0 .30 ( 0 .14 ) ( 0 .40 ) ( 0 .54 ) 13 .15
2015 13 .58 0 .22 ( 0 .24 ) ( 0 .02 ) ( 0 .17 ) – ( 0 .17 ) 13 .39
R-3 shares
2019 13 .12 0 .30 0 .82 1 .12 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 13 .28
2018 13 .87 0 .32 ( 0 .47 ) ( 0 .15 ) ( 0 .30 ) ( 0 .30 ) ( 0 .60 ) 13 .12
2017 13 .12 0 .21 1 .01 1 .22 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 13 .87
2016 13 .36 0 .18 0 .14 0 .32 ( 0 .16 ) ( 0 .40 ) ( 0 .56 ) 13 .12
2015 13 .56 0 .24 ( 0 .22 ) 0 .02 ( 0 .22 ) – ( 0 .22 ) 13 .36
R-4 shares
2019 13 .17 0 .35 0 .79 1 .14 ( 0 .31 ) ( 0 .68 ) ( 0 .99 ) 13 .32
2018 13 .91 0 .34 ( 0 .46 ) ( 0 .12 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 13 .17
2017 13 .16 0 .24 1 .00 1 .24 ( 0 .21 ) ( 0 .28 ) ( 0 .49 ) 13 .91
2016 13 .40 0 .21 0 .14 0 .35 ( 0 .19 ) ( 0 .40 ) ( 0 .59 ) 13 .16
2015 13 .60 0 .28 ( 0 .25 ) 0 .03 ( 0 .23 ) – ( 0 .23 ) 13 .40
R-5 shares
2019 13 .19 0 .35 0 .80 1 .15 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 13 .33
2018 13 .94 0 .35 ( 0 .46 ) ( 0 .11 ) ( 0 .34 ) ( 0 .30 ) ( 0 .64 ) 13 .19
2017 13 .19 0 .26 1 .00 1 .26 ( 0 .23 ) ( 0 .28 ) ( 0 .51 ) 13 .94
2016 13 .43 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .40 ) ( 0 .61 ) 13 .19
2015 13 .64 0 .28 ( 0 .23 ) 0 .05 ( 0 .26 ) – ( 0 .26 ) 13 .43

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9 .71% (d) $ 212,675 0 .19% 0 .22% 2 .72% 37 .4%
( 0 .72 ) (d) 215,753 0 .18 0 .21 2 .62 21 .7
9 .99 (d) 248,655 0 .17 0 .20 1 .91 13 .0
2 .98 (d) 245,736 0 .22 0 .25 1 .71 15 .1
0 .36 (d) 249,105 0 .31 0 .34 1 .99 32 .7
9 .86 414,444 0 .02 – 2 .94 37 .4
( 0 .55 ) 464,671 0 .01 – 2 .91 21 .7
10 .15 628,211 0 .00 – 2 .16 13 .0
3 .25 768,118 0 .03 – 1 .94 15 .1
0 .65 871,781 0 .04 – 2 .31 32 .7
8 .92 3,967 0 .89 – 2 .18 37 .4
( 1 .41 ) 4,818 0 .89 – 1 .93 21 .7
9 .22 6,335 0 .88 – 1 .27 13 .0
2 .33 7,515 0 .91 – 1 .19 15 .1
( 0 .23 ) 12,141 0 .92 – 1 .48 32 .7
9 .07 3,517 0 .76 – 2 .14 37 .4
( 1 .26 ) 5,658 0 .76 – 1 .96 21 .7
9 .39 6,997 0 .75 – 1 .40 13 .0
2 .37 8,387 0 .78 – 1 .19 15 .1
( 0 .11 ) 12,072 0 .79 – 1 .63 32 .7
9 .35 26,022 0 .58 – 2 .36 37 .4
( 1 .16 ) 29,905 0 .58 – 2 .34 21 .7
9 .56 42,175 0 .57 – 1 .57 13 .0
2 .60 50,539 0 .60 – 1 .37 15 .1
0 .12 64,152 0 .61 – 1 .76 32 .7
9 .52 11,749 0 .39 – 2 .71 37 .4
( 0 .90 ) 16,391 0 .39 – 2 .51 21 .7
9 .77 22,920 0 .38 – 1 .78 13 .0
2 .80 29,697 0 .41 – 1 .61 15 .1
0 .26 38,245 0 .42 – 2 .10 32 .7
9 .59 27,348 0 .27 – 2 .76 37 .4
( 0 .83 ) 44,323 0 .27 – 2 .58 21 .7
9 .87 52,651 0 .26 – 1 .98 13 .0
2 .95 73,347 0 .29 – 1 .70 15 .1
0 .39 90,554 0 .30 – 2 .06 32 .7
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2019 $ 10 .18 $ 0 .29 $ 0 .66 $ 0 .95 ( $ 0 .28 ) ( $ 0 .59 ) ( $ 0 .87 ) $ 10 .26
2018 11 .02 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .29 ) ( 0 .50 ) ( 0 .79 ) 10 .18
2017 10 .17 0 .21 1 .00 1 .21 ( 0 .20 ) ( 0 .16 ) ( 0 .36 ) 11 .02
2016 10 .76 0 .19 0 .08 0 .27 ( 0 .18 ) ( 0 .68 ) ( 0 .86 ) 10 .17
2015 11 .31 0 .26 ( 0 .18 ) 0 .08 ( 0 .27 ) ( 0 .36 ) ( 0 .63 ) 10 .76
R-1 shares
2019 9 .90 0 .19 0 .65 0 .84 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 9 .97
2018 10 .72 0 .22 ( 0 .35 ) ( 0 .13 ) ( 0 .19 ) ( 0 .50 ) ( 0 .69 ) 9 .90
2017 9 .90 0 .12 0 .97 1 .09 ( 0 .11 ) ( 0 .16 ) ( 0 .27 ) 10 .72
2016 10 .47 0 .10 0 .08 0 .18 ( 0 .07 ) ( 0 .68 ) ( 0 .75 ) 9 .90
2015 11 .02 0 .19 ( 0 .22 ) ( 0 .03 ) ( 0 .16 ) ( 0 .36 ) ( 0 .52 ) 10 .47
R-2 shares
2019 9 .97 0 .21 0 .65 0 .86 ( 0 .19 ) ( 0 .59 ) ( 0 .78 ) 10 .05
2018 10 .79 0 .21 ( 0 .33 ) ( 0 .12 ) ( 0 .20 ) ( 0 .50 ) ( 0 .70 ) 9 .97
2017 9 .94 0 .14 0 .97 1 .11 ( 0 .10 ) ( 0 .16 ) ( 0 .26 ) 10 .79
2016 10 .52 0 .12 0 .07 0 .19 ( 0 .09 ) ( 0 .68 ) ( 0 .77 ) 9 .94
2015 11 .07 0 .19 ( 0 .20 ) ( 0 .01 ) ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 10 .52
R-3 shares
2019 9 .93 0 .22 0 .66 0 .88 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 10 .00
2018 10 .76 0 .25 ( 0 .35 ) ( 0 .10 ) ( 0 .23 ) ( 0 .50 ) ( 0 .73 ) 9 .93
2017 9 .94 0 .15 0 .97 1 .12 ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 10 .76
2016 10 .53 0 .13 0 .08 0 .21 ( 0 .12 ) ( 0 .68 ) ( 0 .80 ) 9 .94
2015 11 .09 0 .21 ( 0 .20 ) 0 .01 ( 0 .21 ) ( 0 .36 ) ( 0 .57 ) 10 .53
R-4 shares
2019 10 .02 0 .25 0 .66 0 .91 ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 10 .10
2018 10 .84 0 .25 ( 0 .33 ) ( 0 .08 ) ( 0 .24 ) ( 0 .50 ) ( 0 .74 ) 10 .02
2017 10 .02 0 .17 0 .97 1 .14 ( 0 .16 ) ( 0 .16 ) ( 0 .32 ) 10 .84
2016 10 .60 0 .15 0 .09 0 .24 ( 0 .14 ) ( 0 .68 ) ( 0 .82 ) 10 .02
2015 11 .15 0 .23 ( 0 .20 ) 0 .03 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 10 .60
R-5 shares
2019 10 .04 0 .26 0 .66 0 .92 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 10 .11
2018 10 .87 0 .26 ( 0 .33 ) ( 0 .07 ) ( 0 .26 ) ( 0 .50 ) ( 0 .76 ) 10 .04
2017 10 .04 0 .18 0 .98 1 .16 ( 0 .17 ) ( 0 .16 ) ( 0 .33 ) 10 .87
2016 10 .62 0 .16 0 .09 0 .25 ( 0 .15 ) ( 0 .68 ) ( 0 .83 ) 10 .04
2015 11 .18 0 .25 ( 0 .21 ) 0 .04 ( 0 .24 ) ( 0 .36 ) ( 0 .60 ) 10 .62

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .48% $ 291,875 0 .02% 2 .95% 37 .5%
( 0 .56 ) 362,525 0 .02 2 .94 23 .6
12 .29 477,915 0 .01 2 .03 19 .8
2 .91 556,606 0 .02 1 .87 13 .9
0 .72 594,985 0 .04 2 .41 39 .3
9 .44 3,645 0 .89 1 .99 37 .5
( 1 .35 ) 4,325 0 .89 2 .17 23 .6
11 .31 7,182 0 .89 1 .20 19 .8
2 .07 8,405 0 .90 1 .03 13 .9
( 0 .23 ) 10,613 0 .92 1 .74 39 .3
9 .61 2,441 0 .76 2 .21 37 .5
( 1 .23 ) 3,812 0 .76 2 .06 23 .6
11 .47 5,612 0 .76 1 .33 19 .8
2 .19 8,043 0 .77 1 .19 13 .9
( 0 .08 ) 11,945 0 .79 1 .78 39 .3
9 .89 36,399 0 .58 2 .31 37 .5
( 1 .06 ) 48,512 0 .58 2 .41 23 .6
11 .59 65,145 0 .58 1 .47 19 .8
2 .38 73,860 0 .59 1 .36 13 .9
0 .07 88,009 0 .61 1 .93 39 .3
10 .11 18,317 0 .39 2 .54 37 .5
( 0 .85 ) 23,837 0 .39 2 .43 23 .6
11 .73 32,472 0 .39 1 .70 19 .8
2 .62 44,908 0 .40 1 .52 13 .9
0 .32 53,197 0 .42 2 .17 39 .3
10 .21 30,810 0 .27 2 .72 37 .5
( 0 .76 ) 48,571 0 .27 2 .54 23 .6
11 .96 55,793 0 .27 1 .75 19 .8
2 .75 68,496 0 .28 1 .65 13 .9
0 .38 73,077 0 .30 2 .34 39 .3
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2019 $ 13 .78 $ 0 .34 $ 1 .04 $ 1 .38 ( $ 0 .33 ) ( $ 0 .57 ) ( $ 0 .90 ) $ 14 .26
2018 14 .66 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .37 ) ( 0 .42 ) ( 0 .79 ) 13 .78
2017 13 .32 0 .24 1 .56 1 .80 ( 0 .23 ) ( 0 .23 ) ( 0 .46 ) 14 .66
2016 14 .10 0 .21 0 .10 0 .31 ( 0 .19 ) ( 0 .90 ) ( 1 .09 ) 13 .32
2015 14 .86 0 .35 ( 0 .27 ) 0 .08 ( 0 .32 ) ( 0 .52 ) ( 0 .84 ) 14 .10
Institutional shares
2019 13 .86 0 .37 1 .04 1 .41 ( 0 .35 ) ( 0 .57 ) ( 0 .92 ) 14 .35
2018 14 .74 0 .42 ( 0 .49 ) ( 0 .07 ) ( 0 .39 ) ( 0 .42 ) ( 0 .81 ) 13 .86
2017 13 .40 0 .27 1 .56 1 .83 ( 0 .26 ) ( 0 .23 ) ( 0 .49 ) 14 .74
2016 14 .19 0 .24 0 .10 0 .34 ( 0 .23 ) ( 0 .90 ) ( 1 .13 ) 13 .40
2015 14 .94 0 .39 ( 0 .26 ) 0 .13 ( 0 .36 ) ( 0 .52 ) ( 0 .88 ) 14 .19
R-1 shares
2019 13 .71 0 .27 1 .02 1 .29 ( 0 .21 ) ( 0 .57 ) ( 0 .78 ) 14 .22
2018 14 .59 0 .28 ( 0 .48 ) ( 0 .20 ) ( 0 .26 ) ( 0 .42 ) ( 0 .68 ) 13 .71
2017 13 .26 0 .16 1 .54 1 .70 ( 0 .14 ) ( 0 .23 ) ( 0 .37 ) 14 .59
2016 14 .04 0 .13 0 .09 0 .22 ( 0 .10 ) ( 0 .90 ) ( 1 .00 ) 13 .26
2015 14 .79 0 .28 ( 0 .27 ) 0 .01 ( 0 .24 ) ( 0 .52 ) ( 0 .76 ) 14 .04
R-2 shares
2019 13 .70 0 .27 1 .04 1 .31 ( 0 .21 ) ( 0 .57 ) ( 0 .78 ) 14 .23
2018 14 .57 0 .31 ( 0 .48 ) ( 0 .17 ) ( 0 .28 ) ( 0 .42 ) ( 0 .70 ) 13 .70
2017 13 .24 0 .17 1 .54 1 .71 ( 0 .15 ) ( 0 .23 ) ( 0 .38 ) 14 .57
2016 14 .02 0 .15 0 .08 0 .23 ( 0 .11 ) ( 0 .90 ) ( 1 .01 ) 13 .24
2015 14 .76 0 .30 ( 0 .27 ) 0 .03 ( 0 .25 ) ( 0 .52 ) ( 0 .77 ) 14 .02
R-3 shares
2019 13 .69 0 .29 1 .03 1 .32 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 14 .18
2018 14 .57 0 .34 ( 0 .49 ) ( 0 .15 ) ( 0 .31 ) ( 0 .42 ) ( 0 .73 ) 13 .69
2017 13 .24 0 .19 1 .55 1 .74 ( 0 .18 ) ( 0 .23 ) ( 0 .41 ) 14 .57
2016 14 .02 0 .17 0 .10 0 .27 ( 0 .15 ) ( 0 .90 ) ( 1 .05 ) 13 .24
2015 14 .78 0 .32 ( 0 .28 ) 0 .04 ( 0 .28 ) ( 0 .52 ) ( 0 .80 ) 14 .02
R-4 shares
2019 13 .73 0 .35 1 .00 1 .35 ( 0 .29 ) ( 0 .57 ) ( 0 .86 ) 14 .22
2018 14 .60 0 .34 ( 0 .46 ) ( 0 .12 ) ( 0 .33 ) ( 0 .42 ) ( 0 .75 ) 13 .73
2017 13 .28 0 .23 1 .53 1 .76 ( 0 .21 ) ( 0 .23 ) ( 0 .44 ) 14 .60
2016 14 .06 0 .19 0 .10 0 .29 ( 0 .17 ) ( 0 .90 ) ( 1 .07 ) 13 .28
2015 14 .81 0 .37 ( 0 .30 ) 0 .07 ( 0 .30 ) ( 0 .52 ) ( 0 .82 ) 14 .06
R-5 shares
2019 13 .77 0 .33 1 .04 1 .37 ( 0 .31 ) ( 0 .57 ) ( 0 .88 ) 14 .26
2018 14 .66 0 .37 ( 0 .49 ) ( 0 .12 ) ( 0 .35 ) ( 0 .42 ) ( 0 .77 ) 13 .77
2017 13 .32 0 .25 1 .54 1 .79 ( 0 .22 ) ( 0 .23 ) ( 0 .45 ) 14 .66
2016 14 .10 0 .21 0 .10 0 .31 ( 0 .19 ) ( 0 .90 ) ( 1 .09 ) 13 .32
2015 14 .86 0 .36 ( 0 .27 ) 0 .09 ( 0 .33 ) ( 0 .52 ) ( 0 .85 ) 14 .10

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .94% (d) $ 880,475 0 .17% 0 .20% 2 .47% 34 .2%
( 0 .72 ) (d) 878,626 0 .17 0 .20 2 .59 20 .4
13 .99 (d) 966,158 0 .17 0 .20 1 .75 14 .2
2 .53 (d) 900,189 0 .20 0 .23 1 .64 12 .0
0 .59 (d) 900,725 0 .31 0 .34 2 .42 33 .5
11 .15 2,553,165 0 .01 – 2 .74 34 .2
( 0 .56 ) 2,869,014 0 .01 – 2 .91 20 .4
14 .10 3,661,569 0 .01 – 1 .97 14 .2
2 .71 3,948,810 0 .02 – 1 .83 12 .0
0 .95 4,195,249 0 .04 – 2 .70 33 .5
10 .22 20,527 0 .88 – 1 .97 34 .2
( 1 .50 ) 26,253 0 .88 – 1 .96 20 .4
13 .16 34,952 0 .88 – 1 .15 14 .2
1 .82 40,455 0 .90 – 0 .99 12 .0
0 .05 46,993 0 .91 – 1 .93 33 .5
10 .36 21,714 0 .75 – 1 .96 34 .2
( 1 .31 ) 26,429 0 .75 – 2 .15 20 .4
13 .27 44,802 0 .75 – 1 .23 14 .2
1 .92 48,551 0 .77 – 1 .13 12 .0
0 .21 57,059 0 .78 – 2 .11 33 .5
10 .51 127,255 0 .57 – 2 .16 34 .2
( 1 .16 ) 151,279 0 .57 – 2 .38 20 .4
13 .51 214,250 0 .57 – 1 .41 14 .2
2 .19 235,954 0 .59 – 1 .31 12 .0
0 .30 277,010 0 .60 – 2 .21 33 .5
10 .74 73,232 0 .38 – 2 .57 34 .2
( 0 .93 ) 113,348 0 .38 – 2 .41 20 .4
13 .66 149,079 0 .38 – 1 .65 14 .2
2 .37 182,490 0 .40 – 1 .48 12 .0
0 .53 197,589 0 .41 – 2 .57 33 .5
10 .90 194,723 0 .26 – 2 .44 34 .2
( 0 .91 ) 237,085 0 .26 – 2 .61 20 .4
13 .86 275,166 0 .26 – 1 .83 14 .2
2 .50 375,444 0 .28 – 1 .62 12 .0
0 .63 433,423 0 .29 – 2 .48 33 .5
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2019 $ 11.18 $ 0.29 $ 0.92 $ 1.21 ( $ 0.27) ( $ 0 .37) ( $ 0.64) $ 11.75
2018 11.77 0.32 (0.36) (0.04) (0.31) (0.24) (0.55) 11.18
2017 10.51 0.20 1.44 1.64 (0.19) (0.19) (0.38) 11.77
2016 11.17 0.17 0.07 0.24 (0.17) (0.73) (0.90) 10.51
2015 11.76 0.29 ( 0 .18) 0.11 (0.31) (0.39) (0.70) 11.17
R-1 shares
2019 10.89 0.19 0.90 1.09 (0.17) (0.37) (0.54) 11.44
2018 11.47 0.24 (0.37) (0.13) (0.21) (0.24) (0.45) 10.89
2017 10.26 0.11 1.39 1.50 (0.10) (0.19) (0.29) 11.47
2016 10.92 0.09 0.05 0.14 (0.07) (0.73) (0.80) 10.26
2015 11.51 0.22 (0.20) 0.02 (0.22) (0.39) (0.61) 10.92
R-2 shares
2019 10.93 0.20 0.91 1.11 (0.19) (0.37) (0.56) 11.48
2018 11.51 0.22 (0.34) (0.12) (0.22) (0.24) (0.46) 10.93
2017 10.28 0.12 1.41 1.53 (0.11) (0.19) (0.30) 11.51
2016 10.95 0.11 0.04 0.15 (0.09) (0.73) (0.82) 10.28
2015 11.53 0.23 (0.20) 0.03 (0.22) (0.39) (0.61) 10.95
R-3 shares
2019 10.94 0.22 0.90 1.12 (0.21) (0.37) (0.58) 11.48
2018 11.52 0.26 (0.36) (0.10) (0.24) (0.24) (0.48) 10.94
2017 10.30 0.14 1.40 1.54 (0.13) (0.19) (0.32) 11.52
2016 10.97 0.12 0.05 0.17 (0.11) (0.73) (0.84) 10.30
2015 11.56 0.24 (0.19) 0.05 (0.25) (0.39) (0.64) 10.97
R-4 shares
2019 11.05 0.25 0.91 1.16 (0.23) (0.37) (0.60) 11.61
2018 11.63 0.27 (0.35) ( 0 .08) (0.26) (0.24) (0.50) 11.05
2017 10.39 0.16 1.42 1.58 (0.15) (0.19) (0.34) 11.63
2016 11.06 0.13 0 .06 0.19 (0.13) (0.73) (0.86) 10.39
2015 11.65 0.27 (0.20) 0.07 (0.27) (0.39) (0.66) 11.06
R-5 shares
2019 11 .10 0.26 0.91 1.17 (0.24) (0.37) (0.61) 11.66
2018 11.68 0.29 (0.35) (0.06) (0.28) (0.24) (0.52) 11.10
2017 10.44 0.18 1.42 1.60 (0.17) (0.19) (0.36) 11.68
2016 11.10 0.15 0.06 0.21 (0.14) (0.73) (0.87) 10.44
2015 11.69 0.29 (0.21) 0.08 (0.28) (0.39) (0.67) 11.10

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11.81% $ 1,155,367 0.01% 2.60% 34 . 9%
(0.49) 1,203,265 0.01 2.75 26.0
16.08 1,316,450 0.01 1.84 22.0
2.50 1,247,487 0.02 1.69 13.7
1.01 1,139,392 0.04 2.60 49.9
10.78 11,116 0.88 1.73 34 . 9
(1.24) 11,721 0.88 2.08 26.0
14.99 15,858 0.88 1.02 22.0
1.55 14,810 0.89 0.89 13.7
0.19 16,680 0.91 2.00 49.9
10.98 12,515 0.75 1.80 34 . 9
(1.21) 13,705 0.75 1.96 26.0
15.20 15,766 0.75 1.11 22.0
1.68 18,268 0.76 1.06 13.7
0.32 21,044 0.78 2.07 49.9
11.07 134,168 0.57 2.04 34 . 9
(0.96) 142,783 0.57 2.29 26.0
15.37 175,880 0.57 1.33 22.0
1.88 172,896 0.58 1.18 13.7
0.49 173,313 0.60 2.18 49.9
11.37 63,748 0.38 2.30 34 . 9
(0.83) 77,410 0.38 2.31 26.0
15.67 91,191 0.38 1.49 22.0
2.01 96,203 0.39 1.28 13.7
0.65 80,896 0.41 2.42 49.9
11.49 118,440 0.26 2.31 34 . 9
(0.66) 135,376 0.26 2.50 26.0
15.72 141,431 0.26 1.62 22.0
2.23 143,138 0.27 1.44 13.7
0.76 125,570 0.29 2.60 49.9
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2019 $ 14 .24 $ 0 .31 $ 1 .23 $ 1 .54 ( $ 0 .30 ) ( $ 0 .71 ) ( $ 1 .01 ) $ 14 .77
2018 15 .18 0 .37 ( 0 .47 ) ( 0 .10 ) ( 0 .37 ) ( 0 .47 ) ( 0 .84 ) 14 .24
2017 13 .38 0 .21 2 .09 2 .30 ( 0 .21 ) ( 0 .29 ) ( 0 .50 ) 15 .18
2016 14 .37 0 .19 0 .01 0 .20 ( 0 .18 ) ( 1 .01 ) ( 1 .19 ) 13 .38
2015 15 .17 0 .36 ( 0 .23 ) 0 .13 ( 0 .35 ) ( 0 .58 ) ( 0 .93 ) 14 .37
Institutional shares
2019 14 .29 0 .35 1 .22 1 .57 ( 0 .32 ) ( 0 .71 ) ( 1 .03 ) 14 .83
2018 15 .23 0 .43 ( 0 .50 ) ( 0 .07 ) ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 14 .29
2017 13 .43 0 .25 2 .08 2 .33 ( 0 .24 ) ( 0 .29 ) ( 0 .53 ) 15 .23
2016 14 .43 0 .22 – 0 .22 ( 0 .21 ) ( 1 .01 ) ( 1 .22 ) 13 .43
2015 15 .22 0 .40 ( 0 .22 ) 0 .18 ( 0 .39 ) ( 0 .58 ) ( 0 .97 ) 14 .43
R-1 shares
2019 14 .12 0 .23 1 .22 1 .45 ( 0 .18 ) ( 0 .71 ) ( 0 .89 ) 14 .68
2018 15 .05 0 .28 ( 0 .48 ) ( 0 .20 ) ( 0 .26 ) ( 0 .47 ) ( 0 .73 ) 14 .12
2017 13 .28 0 .13 2 .05 2 .18 ( 0 .12 ) ( 0 .29 ) ( 0 .41 ) 15 .05
2016 14 .26 0 .11 – 0 .11 ( 0 .08 ) ( 1 .01 ) ( 1 .09 ) 13 .28
2015 15 .07 0 .28 ( 0 .25 ) 0 .03 ( 0 .26 ) ( 0 .58 ) ( 0 .84 ) 14 .26
R-2 shares
2019 14 .18 0 .24 1 .22 1 .46 ( 0 .18 ) ( 0 .71 ) ( 0 .89 ) 14 .75
2018 15 .10 0 .30 ( 0 .48 ) ( 0 .18 ) ( 0 .27 ) ( 0 .47 ) ( 0 .74 ) 14 .18
2017 13 .31 0 .14 2 .07 2 .21 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 15 .10
2016 14 .29 0 .13 – 0 .13 ( 0 .10 ) ( 1 .01 ) ( 1 .11 ) 13 .31
2015 15 .08 0 .32 ( 0 .26 ) 0 .06 ( 0 .27 ) ( 0 .58 ) ( 0 .85 ) 14 .29
R-3 shares
2019 14 .19 0 .27 1 .21 1 .48 ( 0 .23 ) ( 0 .71 ) ( 0 .94 ) 14 .73
2018 15 .12 0 .34 ( 0 .49 ) ( 0 .15 ) ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 14 .19
2017 13 .34 0 .17 2 .06 2 .23 ( 0 .16 ) ( 0 .29 ) ( 0 .45 ) 15 .12
2016 14 .33 0 .15 – 0 .15 ( 0 .13 ) ( 1 .01 ) ( 1 .14 ) 13 .34
2015 15 .13 0 .34 ( 0 .25 ) 0 .09 ( 0 .31 ) ( 0 .58 ) ( 0 .89 ) 14 .33
R-4 shares
2019 14 .69 0 .34 1 .22 1 .56 ( 0 .26 ) ( 0 .71 ) ( 0 .97 ) 15 .28
2018 15 .62 0 .36 ( 0 .49 ) ( 0 .13 ) ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 14 .69
2017 13 .76 0 .21 2 .13 2 .34 ( 0 .19 ) ( 0 .29 ) ( 0 .48 ) 15 .62
2016 14 .75 0 .18 – 0 .18 ( 0 .16 ) ( 1 .01 ) ( 1 .17 ) 13 .76
2015 15 .54 0 .41 ( 0 .29 ) 0 .12 ( 0 .33 ) ( 0 .58 ) ( 0 .91 ) 14 .75
R-5 shares
2019 14 .26 0 .31 1 .22 1 .53 ( 0 .29 ) ( 0 .71 ) ( 1 .00 ) 14 .79
2018 15 .19 0 .37 ( 0 .47 ) ( 0 .10 ) ( 0 .36 ) ( 0 .47 ) ( 0 .83 ) 14 .26
2017 13 .40 0 .23 2 .05 2 .28 ( 0 .20 ) ( 0 .29 ) ( 0 .49 ) 15 .19
2016 14 .39 0 .20 ( 0 .01 ) 0 .19 ( 0 .17 ) ( 1 .01 ) ( 1 .18 ) 13 .40
2015 15 .19 0 .37 ( 0 .24 ) 0 .13 ( 0 .35 ) ( 0 .58 ) ( 0 .93 ) 14 .39

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .06% (d) $ 1,197,486 0 .18% 0 .21% 2 .24% 23 .0%
( 0 .80 ) (d) 1,146,825 0 .17 0 .20 2 .48 23 .8
17 .74 (d) 1,217,752 0 .18 0 .21 1 .53 20 .9
1 .68 (d) 1,066,715 0 .22 0 .25 1 .47 15 .2
0 .96 (d) 1,046,222 0 .32 0 .35 2 .44 36 .0
12 .31 3,620,578 0 .01 – 2 .47 23 .0
( 0 .65 ) 3,625,771 0 .01 – 2 .86 23 .8
17 .89 4,468,390 0 .01 – 1 .76 20 .9
1 .88 4,517,455 0 .02 – 1 .66 15 .2
1 .32 4,549,028 0 .04 – 2 .73 36 .0
11 .34 22,286 0 .88 – 1 .65 23 .0
( 1 .49 ) 24,982 0 .88 – 1 .90 23 .8
16 .83 33,711 0 .88 – 0 .91 20 .9
1 .03 34,738 0 .90 – 0 .87 15 .2
0 .32 41,478 0 .91 – 1 .94 36 .0
11 .40 25,321 0 .75 – 1 .74 23 .0
( 1 .34 ) 28,262 0 .75 – 2 .00 23 .8
17 .04 46,339 0 .75 – 1 .02 20 .9
1 .14 47,988 0 .77 – 0 .97 15 .2
0 .52 59,122 0 .78 – 2 .17 36 .0
11 .62 153,293 0 .57 – 1 .92 23 .0
( 1 .17 ) 163,571 0 .57 – 2 .27 23 .8
17 .18 218,611 0 .57 – 1 .21 20 .9
1 .35 233,975 0 .59 – 1 .13 15 .2
0 .67 250,480 0 .60 – 2 .30 36 .0
11 .78 89,004 0 .38 – 2 .37 23 .0
( 0 .97 ) 129,933 0 .38 – 2 .34 23 .8
17 .47 171,835 0 .38 – 1 .43 20 .9
1 .50 184,624 0 .40 – 1 .34 15 .2
0 .88 200,722 0 .41 – 2 .72 36 .0
11 .94 245,044 0 .26 – 2 .21 23 .0
( 0 .85 ) 268,734 0 .26 – 2 .49 23 .8
17 .53 297,179 0 .26 – 1 .64 20 .9
1 .66 374,343 0 .28 – 1 .48 15 .2
1 .00 422,505 0 .29 – 2 .50 36 .0
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2019 $ 11 .97 $ 0 .28 $ 1 .06 $ 1 .34 ( $ 0 .27 ) ( $ 0 .55 ) ( $ 0 .82 ) $ 12 .49
2018 12 .62 0 .31 ( 0 .29 ) 0 .02 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 11 .97
2017 11 .03 0 .20 1 .85 2 .05 ( 0 .17 ) ( 0 .29 ) ( 0 .46 ) 12 .62
2016 11 .52 0 .16 ( 0 .05 ) 0 .11 ( 0 .16 ) ( 0 .44 ) ( 0 .60 ) 11 .03
2015 12 .14 0 .28 ( 0 .12 ) 0 .16 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 11 .52
R-1 shares
2019 11 .70 0 .18 1 .03 1 .21 ( 0 .16 ) ( 0 .55 ) ( 0 .71 ) 12 .20
2018 12 .35 0 .20 ( 0 .28 ) ( 0 .08 ) ( 0 .18 ) ( 0 .39 ) ( 0 .57 ) 11 .70
2017 10 .80 0 .10 1 .82 1 .92 ( 0 .08 ) ( 0 .29 ) ( 0 .37 ) 12 .35
2016 11 .29 0 .07 ( 0 .06 ) 0 .01 ( 0 .06 ) ( 0 .44 ) ( 0 .50 ) 10 .80
2015 11 .92 0 .23 ( 0 .18 ) 0 .05 ( 0 .21 ) ( 0 .47 ) ( 0 .68 ) 11 .29
R-2 shares
2019 11 .70 0 .18 1 .05 1 .23 ( 0 .18 ) ( 0 .55 ) ( 0 .73 ) 12 .20
2018 12 .34 0 .20 ( 0 .26 ) ( 0 .06 ) ( 0 .19 ) ( 0 .39 ) ( 0 .58 ) 11 .70
2017 10 .79 0 .10 1 .83 1 .93 ( 0 .09 ) ( 0 .29 ) ( 0 .38 ) 12 .34
2016 11 .28 0 .09 ( 0 .06 ) 0 .03 ( 0 .08 ) ( 0 .44 ) ( 0 .52 ) 10 .79
2015 11 .91 0 .22 ( 0 .15 ) 0 .07 ( 0 .23 ) ( 0 .47 ) ( 0 .70 ) 11 .28
R-3 shares
2019 11 .76 0 .21 1 .04 1 .25 ( 0 .20 ) ( 0 .55 ) ( 0 .75 ) 12 .26
2018 12 .40 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .39 ) ( 0 .61 ) 11 .76
2017 10 .85 0 .13 1 .82 1 .95 ( 0 .11 ) ( 0 .29 ) ( 0 .40 ) 12 .40
2016 11 .34 0 .11 ( 0 .06 ) 0 .05 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 10 .85
2015 11 .97 0 .24 ( 0 .15 ) 0 .09 ( 0 .25 ) ( 0 .47 ) ( 0 .72 ) 11 .34
R-4 shares
2019 11 .85 0 .25 1 .04 1 .29 ( 0 .22 ) ( 0 .55 ) ( 0 .77 ) 12 .37
2018 12 .49 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 11 .85
2017 10 .92 0 .15 1 .84 1 .99 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 12 .49
2016 11 .41 0 .12 ( 0 .05 ) 0 .07 ( 0 .12 ) ( 0 .44 ) ( 0 .56 ) 10 .92
2015 12 .04 0 .28 ( 0 .16 ) 0 .12 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 11 .41
R-5 shares
2019 11 .90 0 .25 1 .05 1 .30 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 12 .41
2018 12 .54 0 .26 ( 0 .26 ) – ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 11 .90
2017 10 .97 0 .16 1 .84 2 .00 ( 0 .14 ) ( 0 .29 ) ( 0 .43 ) 12 .54
2016 11 .45 0 .13 ( 0 .04 ) 0 .09 ( 0 .13 ) ( 0 .44 ) ( 0 .57 ) 10 .97
2015 12 .08 0 .29 ( 0 .16 ) 0 .13 ( 0 .29 ) ( 0 .47 ) ( 0 .76 ) 11 .45

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .43% $ 955,390 0 .01% 2 .35% 25 .9%
0 .04 942,246 0 .01 2 .44 20 .2
19 .29 1,014,681 0 .01 1 .68 30 .6
1 .11 973,792 0 .02 1 .48 15 .2
1 .52 888,781 0 .04 2 .43 38 .8
11 .38 8,566 0 .89 1 .59 25 .9
( 0 .80 ) 10,567 0 .88 1 .62 20 .2
18 .35 12,731 0 .88 0 .89 30 .6
0 .21 12,700 0 .89 0 .65 15 .2
0 .57 12,831 0 .92 1 .99 38 .8
11 .57 12,399 0 .76 1 .59 25 .9
( 0 .62 ) 12,201 0 .75 1 .61 20 .2
18 .44 14,244 0 .75 0 .90 30 .6
0 .37 13,427 0 .76 0 .84 15 .2
0 .70 15,383 0 .79 1 .92 38 .8
11 .74 87,799 0 .58 1 .83 25 .9
( 0 .42 ) 93,396 0 .57 1 .98 20 .2
18 .58 115,904 0 .57 1 .16 30 .6
0 .56 111,881 0 .58 1 .00 15 .2
0 .91 117,689 0 .61 2 .06 38 .8
12 .05 45,491 0 .39 2 .10 25 .9
( 0 .30 ) 57,637 0 .38 2 .04 20 .2
18 .88 72,336 0 .38 1 .28 30 .6
0 .71 70,656 0 .39 1 .08 15 .2
1 .10 65,678 0 .42 2 .42 38 .8
12 .11 99,730 0 .27 2 .09 25 .9
( 0 .12 ) 111,791 0 .26 2 .12 20 .2
18 .91 108,479 0 .26 1 .40 30 .6
0 .92 107,447 0 .27 1 .24 15 .2
1 .21 98,245 0 .30 2 .47 38 .8
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2019 $ 15 .15 $ 0 .30 $ 1 .36 $ 1 .66 ( $ 0 .29 ) ( $ 0 .91 ) ( $ 1 .20 ) $ 15 .61
2018 16 .06 0 .34 ( 0 .33 ) 0 .01 ( 0 .33 ) ( 0 .59 ) ( 0 .92 ) 15 .15
2017 13 .99 0 .21 2 .51 2 .72 ( 0 .19 ) ( 0 .46 ) ( 0 .65 ) 16 .06
2016 14 .78 0 .18 ( 0 .09 ) 0 .09 ( 0 .16 ) ( 0 .72 ) ( 0 .88 ) 13 .99
2015 15 .61 0 .35 ( 0 .19 ) 0 .16 ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 14 .78
Institutional shares
2019 15 .29 0 .34 1 .37 1 .71 ( 0 .32 ) ( 0 .91 ) ( 1 .23 ) 15 .77
2018 16 .20 0 .41 ( 0 .37 ) 0 .04 ( 0 .36 ) ( 0 .59 ) ( 0 .95 ) 15 .29
2017 14 .10 0 .24 2 .53 2 .77 ( 0 .21 ) ( 0 .46 ) ( 0 .67 ) 16 .20
2016 14 .91 0 .21 ( 0 .09 ) 0 .12 ( 0 .21 ) ( 0 .72 ) ( 0 .93 ) 14 .10
2015 15 .74 0 .41 ( 0 .20 ) 0 .21 ( 0 .41 ) ( 0 .63 ) ( 1 .04 ) 14 .91
R-1 shares
2019 15 .08 0 .21 1 .35 1 .56 ( 0 .18 ) ( 0 .91 ) ( 1 .09 ) 15 .55
2018 15 .98 0 .24 ( 0 .33 ) ( 0 .09 ) ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 15 .08
2017 13 .92 0 .12 2 .49 2 .61 ( 0 .09 ) ( 0 .46 ) ( 0 .55 ) 15 .98
2016 14 .71 0 .09 ( 0 .09 ) – ( 0 .07 ) ( 0 .72 ) ( 0 .79 ) 13 .92
2015 15 .54 0 .30 ( 0 .22 ) 0 .08 ( 0 .28 ) ( 0 .63 ) ( 0 .91 ) 14 .71
R-2 shares
2019 15 .09 0 .21 1 .38 1 .59 ( 0 .17 ) ( 0 .91 ) ( 1 .08 ) 15 .60
2018 15 .99 0 .27 ( 0 .34 ) ( 0 .07 ) ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 15 .09
2017 13 .93 0 .13 2 .50 2 .63 ( 0 .11 ) ( 0 .46 ) ( 0 .57 ) 15 .99
2016 14 .72 0 .11 ( 0 .10 ) 0 .01 ( 0 .08 ) ( 0 .72 ) ( 0 .80 ) 13 .93
2015 15 .54 0 .34 ( 0 .24 ) 0 .10 ( 0 .29 ) ( 0 .63 ) ( 0 .92 ) 14 .72
R-3 shares
2019 15 .06 0 .25 1 .35 1 .60 ( 0 .23 ) ( 0 .91 ) ( 1 .14 ) 15 .52
2018 15 .96 0 .31 ( 0 .35 ) ( 0 .04 ) ( 0 .27 ) ( 0 .59 ) ( 0 .86 ) 15 .06
2017 13 .90 0 .16 2 .50 2 .66 ( 0 .14 ) ( 0 .46 ) ( 0 .60 ) 15 .96
2016 14 .71 0 .13 ( 0 .10 ) 0 .03 ( 0 .12 ) ( 0 .72 ) ( 0 .84 ) 13 .90
2015 15 .54 0 .33 ( 0 .20 ) 0 .13 ( 0 .33 ) ( 0 .63 ) ( 0 .96 ) 14 .71
R-4 shares
2019 15 .10 0 .31 1 .32 1 .63 ( 0 .26 ) ( 0 .91 ) ( 1 .17 ) 15 .56
2018 15 .99 0 .32 ( 0 .33 ) ( 0 .01 ) ( 0 .29 ) ( 0 .59 ) ( 0 .88 ) 15 .10
2017 13 .94 0 .19 2 .48 2 .67 ( 0 .16 ) ( 0 .46 ) ( 0 .62 ) 15 .99
2016 14 .74 0 .16 ( 0 .09 ) 0 .07 ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 13 .94
2015 15 .57 0 .40 ( 0 .25 ) 0 .15 ( 0 .35 ) ( 0 .63 ) ( 0 .98 ) 14 .74
R-5 shares
2019 15 .20 0 .29 1 .37 1 .66 ( 0 .28 ) ( 0 .91 ) ( 1 .19 ) 15 .67
2018 16 .10 0 .34 ( 0 .33 ) 0 .01 ( 0 .32 ) ( 0 .59 ) ( 0 .91 ) 15 .20
2017 14 .02 0 .23 2 .48 2 .71 ( 0 .17 ) ( 0 .46 ) ( 0 .63 ) 16 .10
2016 14 .83 0 .18 ( 0 .10 ) 0 .08 ( 0 .17 ) ( 0 .72 ) ( 0 .89 ) 14 .02
2015 15 .66 0 .36 ( 0 .18 ) 0 .18 ( 0 .38 ) ( 0 .63 ) ( 1 .01 ) 14 .83

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .47% (d) $ 752,041 0 .20% 0 .23% 2 .01% 14 .6%
( 0 .03 ) (d) 700,995 0 .19 0 .22 2 .14 16 .0
20 .15 (d) 732,742 0 .19 0 .22 1 .39 26 .6
0 .78 (d) 625,617 0 .24 0 .27 1 .28 17 .9
1 .15 (d) 609,315 0 .35 0 .38 2 .34 25 .2
12 .72 2,569,620 0 .01 – 2 .25 14 .6
0 .13 2,529,716 0 .01 – 2 .53 16 .0
20 .45 3,129,453 0 .01 – 1 .64 26 .6
0 .94 3,052,072 0 .02 – 1 .50 17 .9
1 .47 3,056,094 0 .04 – 2 .68 25 .2
11 .68 17,042 0 .88 – 1 .45 14 .6
( 0 .71 ) 19,314 0 .88 – 1 .50 16 .0
19 .37 22,891 0 .88 – 0 .82 26 .6
0 .08 24,595 0 .90 – 0 .69 17 .9
0 .60 28,622 0 .91 – 2 .00 25 .2
11 .83 22,592 0 .75 – 1 .40 14 .6
( 0 .54 ) 22,726 0 .75 – 1 .67 16 .0
19 .50 36,466 0 .75 – 0 .87 26 .6
0 .19 32,821 0 .77 – 0 .79 17 .9
0 .73 37,545 0 .78 – 2 .29 25 .2
12 .01 99,952 0 .57 – 1 .72 14 .6
( 0 .37 ) 106,971 0 .57 – 1 .95 16 .0
19 .78 144,641 0 .57 – 1 .10 26 .6
0 .36 146,325 0 .59 – 0 .98 17 .9
0 .92 158,468 0 .60 – 2 .24 25 .2
12 .24 68,656 0 .38 – 2 .13 14 .6
( 0 .15 ) 90,529 0 .38 – 2 .01 16 .0
19 .89 119,680 0 .38 – 1 .32 26 .6
0 .62 127,949 0 .40 – 1 .17 17 .9
1 .07 134,693 0 .41 – 2 .64 25 .2
12 .40 173,689 0 .26 – 1 .98 14 .6
( 0 .07 ) 183,317 0 .26 – 2 .16 16 .0
20 .08 202,032 0 .26 – 1 .54 26 .6
0 .66 261,210 0 .28 – 1 .32 17 .9
1 .23 295,602 0 .29 – 2 .39 25 .2
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2019 $ 12 .51 $ 0 .27 $ 1 .17 $ 1 .44 ( $ 0 .26 ) ( $ 0 .57 ) ( $ 0 .83 ) $ 13 .12
2018 13 .06 0 .30 ( 0 .27 ) 0 .03 ( 0 .28 ) ( 0 .30 ) ( 0 .58 ) 12 .51
2017 11 .25 0 .19 2 .12 2 .31 ( 0 .17 ) ( 0 .33 ) ( 0 .50 ) 13 .06
2016 11 .76 0 .16 ( 0 .07 ) 0 .09 ( 0 .16 ) ( 0 .44 ) ( 0 .60 ) 11 .25
2015 12 .39 0 .29 ( 0 .12 ) 0 .17 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 11 .76
R-1 shares
2019 12 .09 0 .17 1 .13 1 .30 ( 0 .15 ) ( 0 .57 ) ( 0 .72 ) 12 .67
2018 12 .65 0 .18 ( 0 .26 ) ( 0 .08 ) ( 0 .18 ) ( 0 .30 ) ( 0 .48 ) 12 .09
2017 10 .91 0 .08 2 .07 2 .15 ( 0 .08 ) ( 0 .33 ) ( 0 .41 ) 12 .65
2016 11 .42 0 .07 ( 0 .09 ) ( 0 .02 ) ( 0 .05 ) ( 0 .44 ) ( 0 .49 ) 10 .91
2015 12 .06 0 .26 ( 0 .19 ) 0 .07 ( 0 .24 ) ( 0 .47 ) ( 0 .71 ) 11 .42
R-2 shares
2019 12 .10 0 .17 1 .14 1 .31 ( 0 .16 ) ( 0 .57 ) ( 0 .73 ) 12 .68
2018 12 .64 0 .18 ( 0 .23 ) ( 0 .05 ) ( 0 .19 ) ( 0 .30 ) ( 0 .49 ) 12 .10
2017 10 .90 0 .09 2 .06 2 .15 ( 0 .08 ) ( 0 .33 ) ( 0 .41 ) 12 .64
2016 11 .42 0 .09 ( 0 .09 ) – ( 0 .08 ) ( 0 .44 ) ( 0 .52 ) 10 .90
2015 12 .06 0 .22 ( 0 .14 ) 0 .08 ( 0 .25 ) ( 0 .47 ) ( 0 .72 ) 11 .42
R-3 shares
2019 12 .18 0 .20 1 .14 1 .34 ( 0 .19 ) ( 0 .57 ) ( 0 .76 ) 12 .76
2018 12 .73 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 12 .18
2017 10 .99 0 .12 2 .06 2 .18 ( 0 .11 ) ( 0 .33 ) ( 0 .44 ) 12 .73
2016 11 .51 0 .10 ( 0 .08 ) 0 .02 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 10 .99
2015 12 .14 0 .24 ( 0 .13 ) 0 .11 ( 0 .27 ) ( 0 .47 ) ( 0 .74 ) 11 .51
R-4 shares
2019 12 .29 0 .23 1 .14 1 .37 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 12 .89
2018 12 .84 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .30 ) ( 0 .53 ) 12 .29
2017 11 .07 0 .13 2 .10 2 .23 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 12 .84
2016 11 .59 0 .11 ( 0 .07 ) 0 .04 ( 0 .12 ) ( 0 .44 ) ( 0 .56 ) 11 .07
2015 12 .22 0 .30 ( 0 .17 ) 0 .13 ( 0 .29 ) ( 0 .47 ) ( 0 .76 ) 11 .59
R-5 shares
2019 12 .33 0 .23 1 .16 1 .39 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 12 .92
2018 12 .88 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 12 .33
2017 11 .09 0 .15 2 .10 2 .25 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 12 .88
2016 11 .61 0 .13 ( 0 .08 ) 0 .05 ( 0 .13 ) ( 0 .44 ) ( 0 .57 ) 11 .09
2015 12 .24 0 .30 ( 0 .16 ) 0 .14 ( 0 .30 ) ( 0 .47 ) ( 0 .77 ) 11 .61

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .75% $ 705,002 0 .01% 2 .16% 19 .2%
0 .17 668,913 0 .01 2 .30 20 .9
21 .24 704,027 0 .02 1 .55 33 .7
0 .86 634,436 0 .03 1 .41 14 .7
1 .55 546,736 0 .05 2 .44 33 .3
11 .81 5,738 0 .89 1 .41 19 .2
( 0 .74 ) 6,365 0 .89 1 .44 20 .9
20 .24 7,279 0 .89 0 .72 33 .7
( 0 .11 ) 6,930 0 .90 0 .63 14 .7
0 .67 7,540 0 .92 2 .22 33 .3
11 .98 9,777 0 .76 1 .39 19 .2
( 0 .52 ) 10,384 0 .76 1 .44 20 .9
20 .35 11,164 0 .76 0 .74 33 .7
0 .04 10,083 0 .77 0 .81 14 .7
0 .77 11,626 0 .79 1 .90 33 .3
12 .13 67,732 0 .58 1 .64 19 .2
( 0 .33 ) 68,394 0 .58 1 .87 20 .9
20 .47 81,183 0 .58 0 .99 33 .7
0 .26 70,524 0 .59 0 .91 14 .7
1 .04 67,285 0 .61 2 .02 33 .3
12 .38 30,975 0 .39 1 .91 19 .2
( 0 .22 ) 35,889 0 .39 1 .97 20 .9
20 .79 48,122 0 .39 1 .07 33 .7
0 .40 40,967 0 .40 1 .00 14 .7
1 .23 35,086 0 .42 2 .56 33 .3
12 .46 74,697 0 .27 1 .88 19 .2
( 0 .06 ) 76,402 0 .27 1 .96 20 .9
20 .99 71,697 0 .27 1 .24 33 .7
0 .50 87,897 0 .28 1 .17 14 .7
1 .34 77,534 0 .30 2 .57 33 .3
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2019 $ 14 .81 $ 0 .27 $ 1 .38 $ 1 .65 ( $ 0 .27 ) ( $ 0 .84 ) ( $ 1 .11 ) $ 15 .35
2018 15 .56 0 .31 ( 0 .28 ) 0 .03 ( 0 .32 ) ( 0 .46 ) ( 0 .78 ) 14 .81
2017 13 .38 0 .17 2 .62 2 .79 ( 0 .16 ) ( 0 .45 ) ( 0 .61 ) 15 .56
2016 14 .10 0 .15 ( 0 .11 ) 0 .04 ( 0 .14 ) ( 0 .62 ) ( 0 .76 ) 13 .38
2015 14 .91 0 .31 ( 0 .16 ) 0 .15 ( 0 .35 ) ( 0 .61 ) ( 0 .96 ) 14 .10
Institutional shares
2019 15 .24 0 .31 1 .43 1 .74 ( 0 .30 ) ( 0 .84 ) ( 1 .14 ) 15 .84
2018 15 .99 0 .39 ( 0 .33 ) 0 .06 ( 0 .35 ) ( 0 .46 ) ( 0 .81 ) 15 .24
2017 13 .74 0 .22 2 .68 2 .90 ( 0 .20 ) ( 0 .45 ) ( 0 .65 ) 15 .99
2016 14 .47 0 .19 ( 0 .11 ) 0 .08 ( 0 .19 ) ( 0 .62 ) ( 0 .81 ) 13 .74
2015 15 .27 0 .39 ( 0 .17 ) 0 .22 ( 0 .41 ) ( 0 .61 ) ( 1 .02 ) 14 .47
R-1 shares
2019 15 .01 0 .22 1 .38 1 .60 ( 0 .16 ) ( 0 .84 ) ( 1 .00 ) 15 .61
2018 15 .75 0 .22 ( 0 .30 ) ( 0 .08 ) ( 0 .20 ) ( 0 .46 ) ( 0 .66 ) 15 .01
2017 13 .55 0 .09 2 .65 2 .74 ( 0 .09 ) ( 0 .45 ) ( 0 .54 ) 15 .75
2016 14 .27 0 .08 ( 0 .11 ) ( 0 .03 ) ( 0 .07 ) ( 0 .62 ) ( 0 .69 ) 13 .55
2015 15 .08 0 .28 ( 0 .19 ) 0 .09 ( 0 .29 ) ( 0 .61 ) ( 0 .90 ) 14 .27
R-2 shares
2019 15 .01 0 .19 1 .43 1 .62 ( 0 .15 ) ( 0 .84 ) ( 0 .99 ) 15 .64
2018 15 .76 0 .24 ( 0 .29 ) ( 0 .05 ) ( 0 .24 ) ( 0 .46 ) ( 0 .70 ) 15 .01
2017 13 .55 0 .10 2 .66 2 .76 ( 0 .10 ) ( 0 .45 ) ( 0 .55 ) 15 .76
2016 14 .27 0 .10 ( 0 .12 ) ( 0 .02 ) ( 0 .08 ) ( 0 .62 ) ( 0 .70 ) 13 .55
2015 15 .07 0 .36 ( 0 .25 ) 0 .11 ( 0 .30 ) ( 0 .61 ) ( 0 .91 ) 14 .27
R-3 shares
2019 15 .02 0 .23 1 .41 1 .64 ( 0 .22 ) ( 0 .84 ) ( 1 .06 ) 15 .60
2018 15 .77 0 .29 ( 0 .32 ) ( 0 .03 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 15 .02
2017 13 .56 0 .14 2 .65 2 .79 ( 0 .13 ) ( 0 .45 ) ( 0 .58 ) 15 .77
2016 14 .30 0 .12 ( 0 .12 ) – ( 0 .12 ) ( 0 .62 ) ( 0 .74 ) 13 .56
2015 15 .10 0 .33 ( 0 .19 ) 0 .14 ( 0 .33 ) ( 0 .61 ) ( 0 .94 ) 14 .30
R-4 shares
2019 15 .12 0 .27 1 .40 1 .67 ( 0 .24 ) ( 0 .84 ) ( 1 .08 ) 15 .71
2018 15 .86 0 .30 ( 0 .30 ) – ( 0 .28 ) ( 0 .46 ) ( 0 .74 ) 15 .12
2017 13 .64 0 .17 2 .65 2 .82 ( 0 .15 ) ( 0 .45 ) ( 0 .60 ) 15 .86
2016 14 .37 0 .15 ( 0 .12 ) 0 .03 ( 0 .14 ) ( 0 .62 ) ( 0 .76 ) 13 .64
2015 15 .16 0 .40 ( 0 .23 ) 0 .17 ( 0 .35 ) ( 0 .61 ) ( 0 .96 ) 14 .37
R-5 shares
2019 15 .17 0 .28 1 .41 1 .69 ( 0 .26 ) ( 0 .84 ) ( 1 .10 ) 15 .76
2018 15 .92 0 .31 ( 0 .29 ) 0 .02 ( 0 .31 ) ( 0 .46 ) ( 0 .77 ) 15 .17
2017 13 .67 0 .20 2 .65 2 .85 ( 0 .15 ) ( 0 .45 ) ( 0 .60 ) 15 .92
2016 14 .40 0 .17 ( 0 .13 ) 0 .04 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 13 .67
2015 15 .20 0 .35 ( 0 .16 ) 0 .19 ( 0 .38 ) ( 0 .61 ) ( 0 .99 ) 14 .40

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .60% (d) $ 238,083 0 .24% 0 .27% 1 .84% 17 .3%
0 .01 (d) 220,530 0 .23 0 .26 2 .00 16 .9
21 .65 (d) 230,498 0 .24 0 .27 1 .23 29 .6
0 .41 (d) 194,644 0 .36 0 .39 1 .11 17 .0
1 .12 (d) 183,490 0 .47 0 .50 2 .19 21 .6
12 .92 1,693,422 0 .01 – 2 .10 17 .3
0 .20 1,623,713 0 .01 – 2 .42 16 .9
21 .96 1,943,020 0 .01 – 1 .50 29 .6
0 .72 1,769,456 0 .03 – 1 .42 17 .0
1 .57 1,671,172 0 .04 – 2 .67 21 .6
11 .93 12,804 0 .88 – 1 .52 17 .3
( 0 .65 ) 13,369 0 .88 – 1 .41 16 .9
20 .87 15,806 0 .88 – 0 .66 29 .6
( 0 .12 ) 16,051 0 .90 – 0 .62 17 .0
0 .68 17,417 0 .92 – 1 .91 21 .6
12 .05 15,492 0 .75 – 1 .28 17 .3
( 0 .50 ) 16,119 0 .75 – 1 .52 16 .9
21 .08 24,926 0 .75 – 0 .71 29 .6
( 0 .07 ) 21,050 0 .77 – 0 .73 17 .0
0 .82 23,189 0 .79 – 2 .51 21 .6
12 .24 67,825 0 .57 – 1 .57 17 .3
( 0 .33 ) 69,167 0 .57 – 1 .83 16 .9
21 .30 84,500 0 .57 – 0 .96 29 .6
0 .09 77,168 0 .59 – 0 .90 17 .0
1 .03 76,536 0 .61 – 2 .26 21 .6
12 .44 45,136 0 .38 – 1 .84 17 .3
( 0 .12 ) 48,573 0 .38 – 1 .88 16 .9
21 .46 64,566 0 .38 – 1 .20 29 .6
0 .35 64,127 0 .40 – 1 .11 17 .0
1 .22 66,438 0 .42 – 2 .74 21 .6
12 .60 103,868 0 .26 – 1 .88 17 .3
( 0 .04 ) 114,158 0 .26 – 1 .91 16 .9
21 .67 105,711 0 .26 – 1 .40 29 .6
0 .45 155,397 0 .28 – 1 .25 17 .0
1 .35 170,071 0 .30 – 2 .38 21 .6
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2019 $ 13 .22 $ 0 .26 $ 1 .29 $ 1 .55 ( $ 0 .26 ) ( $ 0 .51 ) ( $ 0 .77 ) $ 14 .00
2018 13 .66 0 .30 ( 0 .26 ) 0 .04 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .22
2017 11 .59 0 .18 2 .35 2 .53 ( 0 .17 ) ( 0 .29 ) ( 0 .46 ) 13 .66
2016 12 .04 0 .15 ( 0 .09 ) 0 .06 ( 0 .16 ) ( 0 .35 ) ( 0 .51 ) 11 .59
2015 12 .56 0 .28 ( 0 .09 ) 0 .19 ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 12 .04
R-1 shares
2019 12 .73 0 .16 1 .24 1 .40 ( 0 .15 ) ( 0 .51 ) ( 0 .66 ) 13 .47
2018 13 .17 0 .18 ( 0 .25 ) ( 0 .07 ) ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 12 .73
2017 11 .21 0 .06 2 .27 2 .33 ( 0 .08 ) ( 0 .29 ) ( 0 .37 ) 13 .17
2016 11 .66 0 .05 ( 0 .09 ) ( 0 .04 ) ( 0 .06 ) ( 0 .35 ) ( 0 .41 ) 11 .21
2015 12 .20 0 .21 ( 0 .12 ) 0 .09 ( 0 .25 ) ( 0 .38 ) ( 0 .63 ) 11 .66
R-2 shares
2019 12 .78 0 .15 1 .26 1 .41 ( 0 .17 ) ( 0 .51 ) ( 0 .68 ) 13 .51
2018 13 .22 0 .17 ( 0 .22 ) ( 0 .05 ) ( 0 .20 ) ( 0 .19 ) ( 0 .39 ) 12 .78
2017 11 .24 0 .07 2 .29 2 .36 ( 0 .09 ) ( 0 .29 ) ( 0 .38 ) 13 .22
2016 11 .70 0 .07 ( 0 .10 ) ( 0 .03 ) ( 0 .08 ) ( 0 .35 ) ( 0 .43 ) 11 .24
2015 12 .23 0 .19 ( 0 .08 ) 0 .11 ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 11 .70
R-3 shares
2019 12 .86 0 .19 1 .25 1 .44 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 13 .60
2018 13 .31 0 .23 ( 0 .26 ) ( 0 .03 ) ( 0 .23 ) ( 0 .19 ) ( 0 .42 ) 12 .86
2017 11 .32 0 .10 2 .29 2 .39 ( 0 .11 ) ( 0 .29 ) ( 0 .40 ) 13 .31
2016 11 .77 0 .09 ( 0 .09 ) – ( 0 .10 ) ( 0 .35 ) ( 0 .45 ) 11 .32
2015 12 .31 0 .22 ( 0 .10 ) 0 .12 ( 0 .28 ) ( 0 .38 ) ( 0 .66 ) 11 .77
R-4 shares
2019 12 .98 0 .22 1 .27 1 .49 ( 0 .21 ) ( 0 .51 ) ( 0 .72 ) 13 .75
2018 13 .42 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .19 ) ( 0 .44 ) 12 .98
2017 11 .40 0 .12 2 .32 2 .44 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 13 .42
2016 11 .85 0 .10 ( 0 .08 ) 0 .02 ( 0 .12 ) ( 0 .35 ) ( 0 .47 ) 11 .40
2015 12 .39 0 .29 ( 0 .15 ) 0 .14 ( 0 .30 ) ( 0 .38 ) ( 0 .68 ) 11 .85
R-5 shares
2019 13 .05 0 .23 1 .26 1 .49 ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 13 .80
2018 13 .49 0 .24 ( 0 .23 ) 0 .01 ( 0 .26 ) ( 0 .19 ) ( 0 .45 ) 13 .05
2017 11 .45 0 .14 2 .32 2 .46 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 13 .49
2016 11 .89 0 .11 ( 0 .07 ) 0 .04 ( 0 .13 ) ( 0 .35 ) ( 0 .48 ) 11 .45
2015 12 .42 0 .28 ( 0 .12 ) 0 .16 ( 0 .31 ) ( 0 .38 ) ( 0 .69 ) 11 .89

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .89% $ 375,813 0 .02% 1 .97% 15 .5%
0 .18 314,540 0 .02 2 .17 19 .6
22 .54 301,677 0 .03 1 .41 39 .4
0 .61 234,603 0 .04 1 .29 11 .5
1 .63 169,883 0 .07 (c) 2 .32 22 .4
11 .96 3,121 0 .89 1 .25 15 .5
( 0 .65 ) 3,289 0 .89 1 .32 19 .6
21 .41 3,387 0 .89 (c) 0 .50 39 .4
( 0 .20 ) 2,723 0 .90 (c) 0 .43 11 .5
0 .75 2,254 0 .93 (c) 1 .74 22 .4
12 .08 4,308 0 .76 1 .17 15 .5
( 0 .49 ) 4,413 0 .76 1 .28 19 .6
21 .57 4,097 0 .76 (c) 0 .55 39 .4
( 0 .10 ) 2,743 0 .77 (c) 0 .62 11 .5
0 .95 2,398 0 .80 (c) 1 .64 22 .4
12 .24 31,793 0 .58 1 .50 15 .5
( 0 .36 ) 29,942 0 .58 1 .71 19 .6
21 .81 31,997 0 .58 (c) 0 .81 39 .4
0 .16 21,628 0 .59 (c) 0 .79 11 .5
1 .01 16,439 0 .62 (c) 1 .81 22 .4
12 .53 14,729 0 .39 1 .73 15 .5
( 0 .16 ) 16,262 0 .39 1 .86 19 .6
22 .07 20,884 0 .39 (c) 0 .98 39 .4
0 .28 15,452 0 .40 (c) 0 .89 11 .5
1 .18 11,748 0 .43 (c) 2 .38 22 .4
12 .56 34,838 0 .27 1 .76 15 .5
( 0 .02 ) 33,762 0 .27 1 .71 19 .6
22 .20 24,125 0 .27 (c) 1 .13 39 .4
0 .44 28,139 0 .28 (c) 1 .02 11 .5
1 .37 19,662 0 .31 (c) 2 .31 22 .4
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2019 $ 13 .68 $ 0 .22 $ 1 .36 $ 1 .58 ( $ 0 .22 ) ( $ 0 .43 ) ( $ 0 .65 ) $ 14 .61
2018 14 .05 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 13 .68
2017 11 .86 0 .11 2 .46 2 .57 ( 0 .13 ) ( 0 .25 ) ( 0 .38 ) 14 .05
2016 12 .19 0 .12 ( 0 .09 ) 0 .03 ( 0 .13 ) ( 0 .23 ) ( 0 .36 ) 11 .86
2015 12 .36 0 .20 ( 0 .06 ) 0 .14 ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 12 .19
Institutional shares
2019 13 .79 0 .26 1 .37 1 .63 ( 0 .27 ) ( 0 .43 ) ( 0 .70 ) 14 .72
2018 14 .14 0 .31 ( 0 .27 ) 0 .04 ( 0 .30 ) ( 0 .09 ) ( 0 .39 ) 13 .79
2017 11 .93 0 .16 2 .47 2 .63 ( 0 .17 ) ( 0 .25 ) ( 0 .42 ) 14 .14
2016 12 .26 0 .15 ( 0 .09 ) 0 .06 ( 0 .16 ) ( 0 .23 ) ( 0 .39 ) 11 .93
2015 12 .41 0 .23 ( 0 .05 ) 0 .18 ( 0 .32 ) ( 0 .01 ) ( 0 .33 ) 12 .26
R-1 shares
2019 13 .43 0 .15 1 .33 1 .48 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 14 .32
2018 13 .79 0 .18 ( 0 .26 ) ( 0 .08 ) ( 0 .19 ) ( 0 .09 ) ( 0 .28 ) 13 .43
2017 11 .67 0 .05 2 .41 2 .46 ( 0 .09 ) ( 0 .25 ) ( 0 .34 ) 13 .79
2016 12 .03 0 .02 ( 0 .06 ) ( 0 .04 ) ( 0 .09 ) ( 0 .23 ) ( 0 .32 ) 11 .67
2015 12 .23 0 .10 ( 0 .02 ) 0 .08 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 12 .03
R-2 shares
2019 13 .48 0 .16 1 .35 1 .51 ( 0 .17 ) ( 0 .43 ) ( 0 .60 ) 14 .39
2018 13 .85 0 .18 ( 0 .24 ) ( 0 .06 ) ( 0 .22 ) ( 0 .09 ) ( 0 .31 ) 13 .48
2017 11 .72 0 .07 2 .41 2 .48 ( 0 .10 ) ( 0 .25 ) ( 0 .35 ) 13 .85
2016 12 .06 0 .06 ( 0 .08 ) ( 0 .02 ) ( 0 .09 ) ( 0 .23 ) ( 0 .32 ) 11 .72
2015 12 .26 0 .14 ( 0 .05 ) 0 .09 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .06
R-3 shares
2019 13 .61 0 .19 1 .35 1 .54 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 14 .52
2018 13 .98 0 .24 ( 0 .28 ) ( 0 .04 ) ( 0 .24 ) ( 0 .09 ) ( 0 .33 ) 13 .61
2017 11 .82 0 .09 2 .44 2 .53 ( 0 .12 ) ( 0 .25 ) ( 0 .37 ) 13 .98
2016 12 .15 0 .09 ( 0 .08 ) 0 .01 ( 0 .11 ) ( 0 .23 ) ( 0 .34 ) 11 .82
2015 12 .33 0 .18 ( 0 .06 ) 0 .12 ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 12 .15
R-4 shares
2019 13 .64 0 .24 1 .34 1 .58 ( 0 .22 ) ( 0 .43 ) ( 0 .65 ) 14 .57
2018 14 .01 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 13 .64
2017 11 .83 0 .12 2 .45 2 .57 ( 0 .14 ) ( 0 .25 ) ( 0 .39 ) 14 .01
2016 12 .16 0 .13 ( 0 .10 ) 0 .03 ( 0 .13 ) ( 0 .23 ) ( 0 .36 ) 11 .83
2015 12 .33 0 .22 ( 0 .08 ) 0 .14 ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 12 .16
R-5 shares
2019 13 .69 0 .24 1 .35 1 .59 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 14 .61
2018 14 .05 0 .24 ( 0 .24 ) – ( 0 .27 ) ( 0 .09 ) ( 0 .36 ) 13 .69
2017 11 .86 0 .15 2 .43 2 .58 ( 0 .14 ) ( 0 .25 ) ( 0 .39 ) 14 .05
2016 12 .19 0 .13 ( 0 .10 ) 0 .03 ( 0 .13 ) ( 0 .23 ) ( 0 .36 ) 11 .86
2015 12 .36 0 .21 ( 0 .06 ) 0 .15 ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 12 .19

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .54% (d) $ 10,924 0 .38% 0 .64% 1 .58% 12 .6%
( 0 .24 ) (d) 8,891 0 .38 0 .57 1 .76 24 .0
22 .22 (d) 8,481 0 .38 (e) – 0 .87 34 .2
0 .26 (d) 5,164 0 .39 (e) – 1 .06 15 .2
1 .16 (d) 4,487 0 .41 (e) – 1 .59 24 .5
12 .88 319,472 0 .03 (e) – 1 .87 12 .6
0 .19 244,280 0 .03 (e) – 2 .16 24 .0
22 .63 215,561 0 .04 (e) – 1 .25 34 .2
0 .51 131,082 0 .05 (e) – 1 .25 15 .2
1 .49 87,981 0 .09 (e) – 1 .87 24 .5
11 .91 2,165 0 .89 – 1 .13 12 .6
( 0 .67 ) 1,651 0 .89 (e) – 1 .27 24 .0
21 .59 1,705 0 .89 (e) – 0 .41 34 .2
( 0 .32 ) 1,099 0 .91 (e) – 0 .20 15 .2
0 .67 533 0 .94 (e) – 0 .85 24 .5
12 .09 1,997 0 .76 – 1 .18 12 .6
( 0 .55 ) 1,884 0 .76 (e) – 1 .26 24 .0
21 .66 1,703 0 .76 (e) – 0 .52 34 .2
( 0 .14 ) 947 0 .78 (e) – 0 .53 15 .2
0 .77 699 0 .81 (e) – 1 .19 24 .5
12 .27 12,016 0 .58 – 1 .40 12 .6
( 0 .38 ) 10,034 0 .58 (e) – 1 .65 24 .0
21 .88 9,160 0 .58 (e) – 0 .69 34 .2
0 .07 5,126 0 .60 (e) – 0 .78 15 .2
0 .95 3,746 0 .63 (e) – 1 .45 24 .5
12 .53 6,603 0 .39 – 1 .72 12 .6
( 0 .25 ) 6,285 0 .39 (e) – 1 .77 24 .0
22 .23 7,153 0 .39 (e) – 0 .95 34 .2
0 .25 4,573 0 .41 (e) – 1 .08 15 .2
1 .15 3,335 0 .44 (e) – 1 .79 24 .5
12 .62 16,867 0 .27 – 1 .73 12 .6
( 0 .07 ) 14,963 0 .27 (e) – 1 .66 24 .0
22 .33 10,987 0 .27 (e) – 1 .14 34 .2
0 .31 7,534 0 .29 (e) – 1 .11 15 .2
1 .25 6,627 0 .32 (e) – 1 .69 24 .5
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2019 $ 10.25 $ 0.17 $ 1.08 $ 1.25 ( $ 0.19) ( $ 0.12) ( $ 0.31) $ 11.19
2018 10.45 0.02 (0.02) – (0.20) – (0.20) 10.25
2017 (e) 10.00 – 0.45 0.45 – – – 10.45
R-1 shares
2019 10.16 0.10 1.06 1.16 (0.15) (0.12) (0.27) 11.05
2018 10.43 (0.04) (0.03) (0.07) (0.20) – (0.20) 10.16
2017 (e) 10.00 (0.01) 0.44 0.43 – – – 10.43
R-2 shares
2019 10.17 0.10 1.07 1.17 (0.16) (0.12) (0.28) 11.06
2018 10.44 (0.02) (0.05) ( 0 .07) (0.20) – (0.20) 10.17
2017 (e) 10.00 (0.01) 0.45 0.44 – – – 10.44
R-3 shares
2019 10.20 0.13 1.05 1.18 (0.16) (0.12) (0.28) 11.10
2018 10.44 (0.02) (0.02) (0.04) (0.20) – (0.20) 10.20
2017 (e) 10.00 – 0.44 0.44 – – – 10.44
R-4 shares
2019 10.22 0.15 1.06 1.21 (0.18) (0.12) (0.30) 11 .13
2018 10.44 0.01 (0.03) (0.02) (0.20) – (0.20) 10.22
2017 (e) 10.00 – 0.44 0.44 – – – 10.44
R-5 shares
2019 10.24 0.14 1.09 1.23 (0.19) (0.12) (0.31) 11.16
2018 10.44 0.01 (0.01) – (0.20) – (0.20) 10.24
2017 (e) 10.00 – 0.44 0.44 – – – 10.44
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2019 10.63 0.18 0.80 0.98 (0.14) (0.08) (0.22) 11.39
2018 (i) 10.79 0.03 (0.19) (0.16) – – – 10.63
Institutional shares
2019 10.65 0.26 0.74 1.00 (0.15) (0.08) (0.23) 11.42
2018 10.96 0.26 (0.31) (0.05) (0.22) (0.04) (0.26) 10.65
2017 10.06 0.16 0.94 1.10 (0.17) (0.03) (0.20) 10.96
2016 9.86 0.16 0.19 0.35 (0.15) – (0.15) 10.06
2015 10.14 0.05 0.13 0.18 (0.46) – (0.46) 9.86
R-3 shares
2019 (j) 10.74 0.02 0.61 0.63 – – – 11.37
R-5 shares
2019 (j) 10.74 0.05 0.61 0.66 – – – 11.40
R-6 shares
2019 10.66 0.14 0.87 1.01 (0.15) (0.08) (0.23) 11.44
2018 10.98 0.11 (0.17) (0.06) (0.22) (0.04) (0.26) 10.66
2017 10.06 0.06 1.06 1.12 (0.17) (0.03) (0.20) 10.98
2016 9 .86 0.19 0.16 0.35 (0.15) – (0.15) 10.06
2015 (k) 9.51 0.01 0.34 0.35 – – – 9.86

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12.82% $ 11,938 0.10% (d) – % 1.57% 51.6%
(0.08) 7,146 0.10 (d) – 0.23 195.7
4.50 (f) 10 0.10 (d),(g) – 0.24 (g) 0.0 (g)
11.93 136 0.93 (d) – 0.93 51.6
(0.76) 109 0.93 (d) – (0.36) 195.7
4 .30 (f) 10 0.93 (d),(g) – (0.59) (g) 0.0 (g)
12.06 255 0.80 (d) – 0.99 51.6
(0.76) 150 0.80 (d) – (0.15) 195.7
4.40 (f) 10 0.80 (d),(g) – (0.46) (g) 0.0 (g)
12.19 2,256 0.62 (d) – 1.29 51.6
(0.46) 1,565 0.62 (d) – (0.23) 195.7
4.40 (f) 10 0.62 (d),(g) – (0.28) (g) 0.0 (g)
12.48 427 0.43 (d) – 1.39 51.6
(0.27) 339 0.43 (d) – 0.14 195.7
4.40 (f) 10 0.43 (d),(g) – (0.09) (g) 0.0 (g)
12.60 711 0.31 (d) – 1.37 51.6
(0.08) 469 0.31 (d) – 0.07 195.7
4.40 (f) 10 0.31 (d),(g) – 0.03 (g) 0.0 (g)
9.44 (h) 19,129 0.30 0.44 1.67 31.5
(1.48) (f),(h) 7,117 0.30 (g) 1.32 (g) 0.42 (g) 40.9 (g)
9.63 22,269 0.05 (d) – 2.41 31.5
(0.56) 29,429 0.05 (d) – 2.34 40.9
11.12 31,809 0.05 (d) – 1.50 49.3
3.67 12,207 0.05 (d) – 1.62 27.7
1.79 7,686 0.06 (d) – 0.53 20.9
5.87 (f) 31 0.59 (d),(g) – 0.31 (g) 31.5 (g)
6.15 (f) 42 0.28 (d),(g) – 0.66 (g) 31.5 (g)
9.73 61,079 0.02 (d) – 1.32 31.5
(0.65) 14,245 0.02 (d) – 1.04 40.9
11.32 1,925 0.02 (d) – 0.60 49.3
3.67 11 0.02 (d) – 1.92 27.7
3.68 (f) 10 0.03 (d),(g) – 0.56 (g) 20.9 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Reflects Manager's contractual expense limit.
(e) Period from September 6, 2017, date operations commenced, through October 31, 2017.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Total return is calculated without the contingent deferred sales charge.
(i) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(k) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2019 $ 10.85 $ 0.16 $ 0.87 $ 1.03 ( $ 0.18) ( $ 0.16) ( $ 0.34) $ 11.54
2018 (e) 11.04 0.02 (0.21) (0.19) – – – 10.85
Institutional shares
2019 10.88 0.26 0.79 1.05 (0.18) (0.16) (0.34) 11.59
2018 11.21 0.28 (0.33) (0.05) (0.23) (0.05) (0.28) 10.88
2017 10.11 0.16 1.15 1.31 (0.18) (0.03) (0.21) 11.21
2016 9.93 0.15 0.19 0.34 (0.16) – (0.16) 10.11
2015 10.18 0.04 0.18 0.22 (0.47) – (0.47) 9.93
R-3 shares
2019 ( i ) 10.88 0.01 0.67 0.68 – – – 11.56
R-5 shares
2019 ( i ) 10.88 0.03 0.67 0.70 – – – 11.58
R-6 shares
2019 10.88 0.12 0.94 1.06 (0.19) (0.16) (0.35) 11.59
2018 11.22 0.10 (0.15) (0.05) (0.24) (0.05) (0.29) 10.88
2017 10.11 0.05 1.27 1.32 (0.18) (0.03) (0.21) 11.22
2016 9.92 0.19 0.16 0.35 (0.16) – (0.16) 10.11
2015 (j) 9.48 0.01 0.43 0.44 – – – 9.92
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2019 11.10 0.16 0.92 1.08 (0.19) (0.15) (0.34) 11.84
2018 (e) 11.33 0.01 (0.24) (0.23) – – – 11.10
Institutional shares
2019 11.12 0.25 0.86 1.11 (0.20) (0.15) (0.35) 11.88
2018 11.44 0.26 (0.31) (0.05) (0.24) (0.03) (0.27) 11.12
2017 10.12 0.12 1.40 1.52 (0.18) (0.02) (0.20) 11.44
2016 9.97 0.10 0.23 0.33 (0.17) (0.01) (0.18) 10.12
2015 10.20 0.03 0.22 0.25 (0.48) – (0.48) 9.97
R-3 shares
2019 ( i ) 11.13 – 0.71 0.71 – – – 11.84
R-5 shares
2019 ( i ) 11.13 0.02 0.71 0.73 – – – 11.86
R-6 shares
2019 11.13 0.13 0.98 1.11 (0.20) (0.15) (0.35) 11.89
2018 11.45 0.13 (0.18) (0.05) (0.24) (0.03) (0.27) 11.13
2017 10.13 0.04 1.48 1.52 (0.18) (0.02) (0.20) 11.45
2016 9.97 0.18 0.16 0.34 (0.17) (0.01) (0.18) 10.13
2015 (j) 9.46 0.01 0.50 0.51 – – – 9.97

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b ),( c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.89% (d) $ 44,553 0.28% 0.31% 1.42% 21.4%
(1.72) (d ),( f) 12,536 0.30 (g) 1.07 (g) 0.27 (g) 33.7 (g)
10.11 81,108 0.05 (h) – 2.34 21.4
(0.50) 94,427 0.05 (h) – 2.45 33.7
13.24 113,534 0.05 (h) – 1.49 20.6
3.48 43,541 0.05 (h) – 1.51 14.7
2.18 23,438 0.06 (h) – 0.40 40.7
6.25 (f) 496 0.5 9  (g ),( h) – 0.14 (g) 21.4 (g)
6.43 (f) 357 0.2 8  (g),(h) – 0.46 (g) 21.4 (g)
10.16 205,364 0.02 (h) – 1.04 21.4
(0.57) 35,759 0.02 (h) – 0.94 33.7
13.34 7,123 0.02 (h) – 0.46 20.6
3.58 11 0.02 (h) – 1.90 14.7
4.64 (f) 10 0.03 (g ),( h) – 0.45 (g) 40.7 (g)
10.24 (d) 48,991 0.28 0.31 1.42 22.5
(2.03) (d ),( f) 13,840 0.30 (g) 0.84 (g) 0.09 (g) 23.3 (g)
10.48 63,839 0.05 (h) – 2.17 22.5
(0.53) 75,318 0.05 (h) – 2.25 23.3
15.19 77,660 0.05 (h) – 1.10 18.3
3.32 12,863 0.05 (h) – 0.98 25.5
2.51 2,706 0.06 (h) – 0.33 89.0
6.38 (f) 164 0.59 (g ),( h) – (0.06) (g) 22.5 (g)
6.56 (f) 410 0.28 (g ),( h) – 0.30 (g) 22.5 (g)
10.52 129,870 0.02 (h) – 1.13 22.5
(0.53) 35,044 0.02 (h) – 1.13 23.3
15.17 11,946 0.02 (h) – 0.33 18.3
3.42 11 0.02 (h) – 1.86 25.5
5.39 (f) 11 0.03 (g ),( h) – 0.32 (g) 89.0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
( i ) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(j) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2019 $ 11.25 $ 0.14 $ 0.99 $ 1.13 ( $ 0.21) ( $ 0.18) ( $ 0.39) $ 11.99
2018 (e) 11.53 – (0.28) (0.28) – – – 11.25
Institutional shares
2019 11.27 0.24 0.92 1.16 (0.21) (0.18) (0.39) 12.04
2018 11.62 0.27 (0.33) (0.06) (0.24) (0.05) (0.29) 11.27
2017 10.16 0.15 1.54 1.69 (0.19) (0.04) (0.23) 11.62
2016 9.99 0.14 0.19 0.33 (0.16) – (0.16) 10.16
2015 10.21 0.02 0.24 0.26 (0.48) – (0.48) 9.99
R-3 shares
2019 (i) 11.26 (0.01) 0.74 0.73 – – – 11.99
R-5 shares
2019 (i) 11.26 0.01 0.75 0.76 – – – 12.02
R-6 shares
2019 11.27 0.13 1.03 1.16 (0.22) (0.18) (0.40) 12.03
2018 11.62 0.09 (0.15) (0.06) (0.24) (0.05) ( 0 .29) 11.27
2017 10.16 0.03 1.66 1.69 (0.19) (0.04) (0.23) 11.62
2016 9.99 0.18 0.15 0.33 ( 0 .16) – (0.16) 10.16
2015 (j) 9.43 – 0.56 0.56 – – – 9.99
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2019 11.49 0.14 1.07 1.21 (0.21) (0.21) (0.42) 12.28
2018 (e) 11.78 – (0.29) (0.29) – – – 11.49
Institutional shares
2019 11.51 0.22 1.02 1.24 (0.21) (0.21) (0.42) 12.33
2018 11.83 0.27 (0.32) (0.05) (0.23) (0.04) (0.27) 11.51
2017 10.18 0.12 1.74 1.86 (0.18) (0.03) (0.21) 11.83
2016 10.02 0.10 0.22 0.32 (0.16) – (0.16) 10.18
2015 10.22 0.01 0.26 0.27 (0.47) – (0.47) 10.02
R-3 shares
2019 (i) 11.50 (0.02) 0.81 0.79 – – – 12.29
R-5 shares
2019 (i) 11.50 0.01 0.81 0.82 – – – 12.32
R-6 shares
2019 11.53 0.14 1.10 1.24 (0.21) (0.21) (0.42) 12.35
2018 11.84 0.14 ( 0 .18) (0.04) (0.23) (0.04) (0.27) 11.53
2017 10.18 0.02 1.85 1.87 (0.18) (0.03) (0.21) 11.84
2016 10.02 0.17 0.15 0.32 (0.16) – (0.16) 10.18
2015 (j) 9.41 – 0.61 0.61 – – – 10.02

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10.56% (d) $ 40,498 0.30% 0.37% 1.25% 16.3%
(2.43) (d),(f) 11,583 0.30 (g) 1.09 (g) (0.04) (g) 25.9 (g)
10.88 93,111 0.05 (h) – 2.14 16.3
(0.56) 93,545 0.05 (h) – 2.31 25.9
16.98 105,598 0.05 (h) – 1.38 20.5
3.41 45,779 0.05 (h) – 1.42 12.1
2.57 25,108 0.06 (h) – 0.21 27.3
6.48 (f) 426 0.58 (g),(h) – (0.16) (g) 16.3 (g)
6.75 (f) 42 0.27 (g),(h) – 0.12 (g) 16.3 (g)
10.83 161,196 0.02 (h) – 1.15 16.3
(0.55) 53,746 0.02 (h) – 0.79 25.9
16.98 11,772 0.02 (h) – 0.24 20.5
3.41 11 0.02 (h) – 1.79 12.1
5.94 (f) 11 0.03 (g),(h) – 0.23 (g) 27.3 (g)
11.12 (d) 29,770 0.30 0.40 1.16 17.4
(2.46) (d),(f) 8,266 0.30 (g) 1.65 (g) 0.00 (g) 13.7 (g)
11.42 54,756 0.05 (h) – 1.90 17.4
(0.45) 54,606 0.05 (h) – 2.22 13.7
18.52 56,993 0.05 (h) – 1.05 21.7
3.29 9,871 0.05 (h) – 1.04 24.6
2.74 3,215 0.06 (h) – 0.14 18.9
6.87 (f) 235 0.59 (g),(h) – (0.22) (g) 17.4 (g)
7.13 (f) 419 0.28 (g),(h) – 0.13 (g) 17.4 (g)
11.45 94,420 0.02 (h) – 1.17 17.4
(0.36) 33,325 0.02 (h) – 1.12 13.7
18.62 12,166 0.02 (h) – 0.17 21.7
3.29 11 0.02 (h) – 1.71 24.6
6.48 (f) 11 0.03 (g),(h) – 0.11 (g) 18 .9 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
(i) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(j) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2019 $ 11.59 $ 0.11 $ 1.10 $ 1.21 ( $ 0.21) ( $ 0.25) ( $ 0.46) $ 12.34
2018 (e) 11.91 – (0.32) (0.32) – – – 11.59
Institutional shares
2019 11.62 0.23 1.02 1.25 (0.22) (0.25) (0.47) 12.40
2018 11.94 0.27 (0.31) (0.04) (0.23) (0.05) (0.28) 11.62
2017 10.20 0.14 1.84 1.98 (0.18) (0.06) (0.24) 11.94
2016 10.04 0.13 0.19 0.32 (0.16) – (0.16) 10.20
2015 10.23 0.02 0.26 0.28 (0.47) – (0.47) 10.04
R-3 shares
2019 (i) 11.56 (0.02) 0.81 0.79 – – – 12.35
R-5 shares
2019 (i) 11.56 0.01 0.81 0.82 – – – 12.38
R-6 shares
2019 11.63 0.12 1.13 1.25 (0.22) (0.25) (0.47) 12.41
2018 11.96 0.15 (0.20) (0.05) (0.23) (0.05) ( 0 .28) 11.63
2017 10.20 0.02 1.98 2.00 (0.18) (0.06) (0.24) 11.96
2016 10.04 0.17 0.15 0.32 ( 0 .16) – (0.16) 10.20
2015 (j) 9.39 – 0.65 0.65 – – – 10.04
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2019 11.72 0.10 1.12 1.22 (0.21) (0.27) (0.48) 12.46
2018 (e) 12.05 (0.01) (0.32) (0.33) – – – 11.72
Institutional shares
2019 11.74 0.21 1.05 1.26 (0.22) (0.27) (0.49) 12.51
2018 12.05 0.25 (0.29) (0.04) (0.23) (0.04) (0.27) 11.74
2017 10.18 0.10 1.98 2.08 (0.18) (0.03) (0.21) 12.05
2016 10.03 0.11 0.20 0.31 (0.16) – (0.16) 10.18
2015 10.23 0.02 0.25 0.27 (0.47) – (0.47) 10.03
R-3 shares
2019 (i) 11.67 (0.03) 0.82 0.79 – – – 12.46
R-5 shares
2019 (i) 11.67 – 0.82 0.82 – – – 12.49
R-6 shares
2019 11.75 0.11 1.16 1.27 (0.22) (0.27) (0.49) 12.53
2018 12.06 0 .12 (0.16) (0.04) (0.23) (0.04) (0.27) 11.75
2017 10.18 0.01 2.08 2.09 (0.18) (0.03) (0.21) 12.06
2016 10.03 0.17 0.14 0.31 (0.16) – (0.16) 10.18
2015 (j) 9.34 – 0.69 0.69 – – – 10.03

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11.18% (d) $ 26,552 0.30% 0.42% 0.94% 14.9%
(2.69) (d),(f) 6,882 0.30 (g) 1.71 (g) (0.03) (g) 15.1 (g)
11.49 65,024 0.05 (h) – 1.96 14.9
(0.38) 65,042 0.05 (h) – 2.18 15.1
19.80 66,565 0.05 (h) – 1.22 21.0
3.27 23,771 0.05 (h) – 1.36 13.0
2.83 13,492 0.06 (h) – 0.17 36.5
6.83 (f) 437 0.59 (g),(h) – (0.27) (g) 14.9 (g)
7.09 (f) 406 0.28 (g),(h) – 0.07 (g) 14.9 (g)
11.52 112,973 0.02 (h) – 1.04 14.9
(0.46) 36,294 0.02 (h) – 1.19 15.1
19.99 15,856 0.02 (h) – 0.15 21.0
3.27 11 0.02 (h) – 1.70 13.0
6.92 (f) 11 0.03 (g),(h) – 0.11 (g) 36.5 (g)
11.20 (d) 14,776 0.30 0.60 0.84 17.7
(2.74) (d),(f) 3,288 0.30 (g) 3.08 (g) (0.10) (g) 12.0 (g)
11.53 38,651 0.05 (h) – 1.80 17.7
(0.39) 37,700 0.05 (h) – 2.07 12.0
20.74 37,570 0 .05 (h) – 0.89 19.8
3.18 6,226 0.05 (h) – 1.10 11.4
2.70 1,895 0.06 (h) – 0.19 19.3
6.77 (f) 155 0.59 (g),(h) – (0.31) (g) 17.7 (g)
7.03 (f) 293 0.28 (g),(h) – 0.03 (g) 17.7 (g)
11.62 59,532 0.02 (h) – 0.94 17.7
(0.39) 17,071 0.02 (h) – 0.99 12.0
20.84 5,895 0.02 (h) – 0.11 19.8
3.18 11 0.02 (h) – 1.73 11.4
7.39 (f) 10 0.03 (g),(h) – 0.12 (g) 19.3 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
(i) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(j) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2019 $ 11.79 $ 0.11 $ 1.12 $ 1.23 ( $ 0.22) ( $ 0.24) ( $ 0.46) $ 12.56
2018 (e) 12.12 (0.01) (0.32) (0.33) – – – 11.79
Institutional shares
2019 11.79 0.22 1.05 1.27 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.24 (0.28) (0.04) ( 0 .23) (0.06) (0.29) 11.79
2017 10.21 0.13 2.04 2.17 (0.19) (0.07) (0.26) 12.12
2016 10.06 0.14 0.17 0.31 (0.16) – (0.16) 10.21
2015 10.24 0.02 0.27 0.29 (0.47) – (0.47) 10.06
R-3 shares
2019 (i) 11.74 (0.03) 0.83 0.80 – – – 12.54
R-5 shares
2019 (i) 11.74 – 0.82 0.82 – – – 12.56
R-6 shares
2019 11.80 0.11 1.15 1.26 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.10 (0.13) (0.03) (0.23) (0.06) ( 0 .29) 11.80
2017 10.21 0.01 2.16 2.17 (0.19) (0.07) (0.26) 12.12
2016 10.06 0.17 0.14 0.31 ( 0 .16) – (0.16) 10.21
2015 (j) 9.34 – 0.72 0.72 – – – 10.06
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2019 11.91 0.09 1.16 1.25 (0.23) (0.26) (0.49) 12.67
2018 (e) 12.27 (0.01) (0.35) (0.36) – – – 11.91
Institutional shares
2019 11.93 0.20 1.08 1.28 (0.24) (0.26) (0.50) 12.71
2018 12.23 0.24 (0.27) (0.03) (0.23) (0.04) (0.27) 11.93
2017 10.22 0.09 2.12 2.21 (0.18) (0.02) (0.20) 12.23
2016 10.06 0.08 0.24 0.32 (0.16) – (0.16) 10.22
2015 10.24 0.06 0.23 0.29 (0.47) – (0.47) 10.06
R-3 shares
2019 (i) 11.86 (0.03) 0.83 0.80 – – – 12.66
R-5 shares
2019 (i) 11.86 – 0.83 0.83 – – – 12.69
R-6 shares
2019 11.94 0.09 1.19 1.28 (0.24) (0.26) (0.50) 12.72
2018 12.24 0.09 (0.12) (0.03) (0.23) (0.04) (0.27) 11.94
2017 10.23 0.02 2.19 2.21 (0.18) (0.02) (0.20) 12.24
2016 10.06 0.17 0.16 0.33 (0.16) – (0.16) 10.23
2015 (j) 9.33 – 0.73 0.73 – – – 10.06

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11.25% (d) $ 12,754 0.30% 0.69% 0.95% 12.6%
(2.72) (d),(f) 3,239 0.30 (g) 3.46 (g) (0.12) (g) 12.1 (g)
11.60 44,432 0.05 (h) – 1.88 12.6
(0.38) 38,809 0.05 (h) – 1.95 12.1
21.60 35,207 0.05 (h) – 1.17 18.3
3.16 12,592 0.05 (h) – 1.40 12.2
2.90 7,536 0.06 (h) – 0.23 9.6
6.81 (f) 63 0.59 (g),(h) – (0.35) (g) 12.6 (g)
6.98 (f) 301 0.28 (g),(h) – (0.01) (g) 12.6 (g)
11.52 45,364 0.02 (h) – 0.95 12.6
(0.30) 13,369 0.02 (h) – 0.81 12.1
21.60 3,207 0.02 (h) – 0.12 18.3
3.16 11 0.02 (h) – 1.71 12.2
7.71 (f) 11 0.03 (g),(h) – 0.12 (g) 9.6 (g)
11.29 (d) 4,097 0.30 1.63 0.74 22.3
(2.93) (d),(f) 1,178 0.30 (g) 10.17 (g) (0.12) (g) 13.8 (g)
11.53 14,697 0.05 (h) – 1.68 22.3
(0.30) 13,086 0.05 (h) – 1.89 13.8
22.04 10,715 0 .05 (h) – 0.83 19.3
3.25 1,903 0.05 (h) – 0.81 20.1
2.88 352 0.06 (h) – 0.64 49.9
6.75 (f) 54 0.59 (g) – (0.38) (g) 22.3 (g)
7.00 (f) 69 0.28 (g),(h) – (0.04) (g) 22.3 (g)
11.52 17,525 0.02 (h) – 0.77 22.3
(0.30) 3,741 0.02 (h) – 0.68 13.8
22.02 686 0.02 (h) – 0.18 19.3
3.35 11 0.02 (h) – 1.73 20.1
7.82 (f) 11 0.03 (g),(h) – 0.12 (g) 49 .9 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
(i) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(j) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2019 $ 11.91 $ 0.11 $ 1.17 $ 1.28 ( $ 0.24) ( $ 0.14) ( $ 0.38) $ 12.81
2018 (e) 12.28 (0.01) (0.36) (0.37) – – – 11.91
Institutional shares
2019 11.94 0.19 1.12 1.31 (0.24) (0.14) (0.38) 12.87
2018 12.26 0.21 (0.24) (0.03) ( 0 .23) (0.06) (0.29) 11.94
2017 10.22 0.10 2.16 2.26 (0.18) (0.04) (0.22) 12.26
2016 10.06 0.08 0.24 0.32 (0.16) – (0.16) 10.22
2015 10.24 0.41 (0.12) 0.29 (0.47) – (0.47) 10.06
R-3 shares
2019 (i) 12.01 (0.03) 0.85 0.82 – – – 12.83
R-5 shares
2019 (i) 12.01 (0.01) 0.86 0.85 – – – 12.86
R-6 shares
2019 11.95 0.11 1.21 1.32 (0.24) (0.14) (0.38) 12.89
2018 12.28 0.04 (0.08) (0.04) (0.23) (0.06) ( 0 .29) 11.95
2017 10.23 0.08 2.19 2.27 (0.18) (0.04) (0.22) 12.28
2016 10.06 0.17 0.16 0.33 (0.16) – (0.16) 10.23
2015 (j) 9.33 – 0.73 0.73 – – – 10.06
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2019 10.20 0.15 0.96 1.11 (0.27) (0.06) (0.33) 10.98
2018 (e) 10.52 (0.01) (0.31) (0.32) – – – 10.20
Institutional shares
2019 10.22 0.12 1.02 1.14 (0.27) (0.06) (0.33) 11.03
2018 10.44 0.06 (0.08) (0.02) (0.20) – (0.20) 10.22
2017 (k) 10.00 – 0.44 0.44 – – – 10.44
R-3 shares
2019 (i) 10.27 (0.03) 0.75 0.72 – – – 10.99
R-5 shares
2019 (i) 10.27 (0.01) 0.75 0.74 – – – 11.01
R-6 shares
2019 10.22 0.01 1.13 1.14 (0.27) (0.06) (0.33) 11.03
2018 10.44 0.02 (0.04) ( 0 .02) (0.20) – (0.20) 10.22
2017 (k) 10.00 – 0.44 0.44 – – – 10.44

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11.30% (d) $ 1,426 0.30% 3.92% 0.92% 15.9%
(3.01) (d),(f) 442 0.30 (g) 19.65 (g) (0.13) (g) 22.7 (g)
11.53 5,085 0.05 (h) – 1.53 15.9
(0.31) 3,282 0.05 (h) – 1.71 22.7
22.59 1,834 0.05 (h) – 0.86 50.3
3.27 440 0.05 (h) – 0.84 21.8
2.88 129 0.06 (h) – 4.06 70.5
6.83 (f) 29 0.59 (g),(h) – (0.40) (g) 15.9 (g)
7.08 (f) 19 0.28 (g),(h) – (0.08) (g) 15.9 (g)
11.61 5,924 0.02 (h) – 0.93 15.9
(0.39) 1,680 0.02 (h) – 0.30 22.7
22.67 56 0.02 (h) – 0.69 50.3
3.37 11 0.02 (h) – 1.73 21.8
7.82 (f) 11 0.03 (g),(h) – 0.12 (g) 70.5 (g)
11.42 (d) 625 0.30 7.73 1.44 143.3
(3.04) (d),(f) 397 0.30 (g) 16.07 (g) (0.12) (g) 14.2 (g)
11.70 264 0.05 (h) – 1.19 143.3
(0.28) 86 0.05 (h) – 0.56 14.2
4.40 (f) 10 0.05 (g),(h) – 0.09 (g) 0.0 (g)
7.01 (f) 11 0.59 (g),(h) – (0.42) (g) 143.3 (g)
7.21 (f) 11 0.28 (g),(h) – (0.11) (g) 143.3 (g)
11.83 (l) 434 0.02 (h) – 0.13 143.3
(0.28) 3,948 0.02 (h) – 0.17 14.2
4.40 (f) 10 0.02 (g),(h) – 0.13 (g) 0.0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
(i) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(j) Period from August 24, 2015, date operations commenced, through October 31, 2015.
(k) Period from September 6, 2017, date operations commenced, through October 31, 2017.
(l) During the fiscal year ending October 31, 2019, the Class experienced a one-time gain of net $0.02/share as a result of a loss related to a large redemption and a subsequent reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2019 $ 10.16 $ 0.22 $ 0.66 $ 0.88 ( $ 0.16) ( $ 0.04) ( $ 0.20) $ 10.84
2018 (e) 10.26 0.05 (0.15) (0.10) – – – 10.16
Institutional shares
2019 10.17 0.28 0.64 0.92 (0.17) (0.04) (0.21) 10.88
2018 10.51 0.28 (0.37) (0.09) (0.24) (0.01) (0.25) 10.17
2017 10.04 0.17 0.44 0.61 (0.13) (0.01) (0.14) 10.51
2016 9.82 0.16 0.20 0.36 (0.14) – (0.14) 10.04
2015 10.10 0.12 0.03 0.15 (0.43) – (0.43) 9.82
R-3 shares
2019 ( i ) 10.25 0.05 0.54 0.59 – – – 10.84
R-5 shares
2019 ( i ) 10.25 0.06 0.55 0.61 – – – 10.86
R-6 shares
2019 10.18 0.17 0.75 0.92 (0.17) (0.04) (0.21) 10.89
2018 10.52 0.15 (0.24) (0.09) (0.24) (0.01) (0.25) 10.18
2017 10.05 0.09 0.52 0.61 (0.13) (0.01) (0.14) 10.52
2016 9.82 0.20 0.17 0.37 (0.14) – (0.14) 10.05
2015 (j) 9.66 0.02 0.14 0.16 – – – 9.82

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b ),( c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.82% (d) $ 8,310 0.30% 0.72% 2.07% 24.1%
(0.97) (d ),( f) 3,029 0.30 (g) 2.97 (g) 0.72 (g) 58.8 (g)
9.20 13,554 0.05 (h) – 2.67 24.1
(0.88) 14,431 0.05 (h) – 2.73 58.8
6.15 21,814 0.05 (h) – 1.70 40.7
3.79 8,773 0.05 (h) – 1.58 25.5
1.54 2,804 0.06 (h) – 1.18 116.2
5.76 (f) 221 0.59 (g ),( h) – 0.6 5  (g) 24.1 (g)
5.95 (f) 16 0.28 (g ),( h) – 0.9 1  (g) 24.1 (g)
9.19 34,983 0.02 (h) – 1.62 24.1
(0.88) 8,750 0.02 (h) – 1.40 58.8
6.15 2,255 0.02 (h) – 0.86 40.7
3.90 11 0.02 (h) – 2.03 25.5
1.66 (f) 10 0.03 (g ),( h) – 0.85 (g) 116.2 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
( i ) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(j) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2019 $ 12 .03 $ 0 .33 $ 0 .72 $ 1 .05 ( $ 0 .32 ) ( $ 0 .50 ) ( $ 0 .82 ) $ 12 .26
2018 12 .73 0 .32 ( 0 .46 ) ( 0 .14 ) ( 0 .33 ) ( 0 .23 ) ( 0 .56 ) 12 .03
2017 12 .15 0 .24 0 .61 0 .85 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .73
2016 11 .96 0 .21 0 .19 0 .40 ( 0 .21 ) – ( 0 .21 ) 12 .15
2015 12 .17 0 .22 ( 0 .21 ) 0 .01 ( 0 .22 ) – ( 0 .22 ) 11 .96
Institutional shares
2019 12 .11 0 .36 0 .72 1 .08 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 12 .34
2018 12 .80 0 .35 ( 0 .46 ) ( 0 .11 ) ( 0 .35 ) ( 0 .23 ) ( 0 .58 ) 12 .11
2017 12 .22 0 .27 0 .61 0 .88 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .80
2016 12 .04 0 .24 0 .19 0 .43 ( 0 .25 ) – ( 0 .25 ) 12 .22
2015 12 .25 0 .27 ( 0 .22 ) 0 .05 ( 0 .26 ) – ( 0 .26 ) 12 .04
R-1 shares
2019 12 .08 0 .25 0 .73 0 .98 ( 0 .24 ) ( 0 .50 ) ( 0 .74 ) 12 .32
2018 12 .77 0 .23 ( 0 .45 ) ( 0 .22 ) ( 0 .24 ) ( 0 .23 ) ( 0 .47 ) 12 .08
2017 12 .18 0 .17 0 .60 0 .77 ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 12 .77
2016 11 .97 0 .14 0 .19 0 .33 ( 0 .12 ) – ( 0 .12 ) 12 .18
2015 12 .17 0 .17 ( 0 .23 ) ( 0 .06 ) ( 0 .14 ) – ( 0 .14 ) 11 .97
R-2 shares
2019 12 .09 0 .26 0 .74 1 .00 ( 0 .26 ) ( 0 .50 ) ( 0 .76 ) 12 .33
2018 12 .77 0 .25 ( 0 .45 ) ( 0 .20 ) ( 0 .25 ) ( 0 .23 ) ( 0 .48 ) 12 .09
2017 12 .18 0 .18 0 .61 0 .79 ( 0 .15 ) ( 0 .05 ) ( 0 .20 ) 12 .77
2016 11 .98 0 .16 0 .18 0 .34 ( 0 .14 ) – ( 0 .14 ) 12 .18
2015 12 .18 0 .18 ( 0 .23 ) ( 0 .05 ) ( 0 .15 ) – ( 0 .15 ) 11 .98
R-3 shares
2019 11 .97 0 .30 0 .71 1 .01 ( 0 .28 ) ( 0 .50 ) ( 0 .78 ) 12 .20
2018 12 .66 0 .28 ( 0 .46 ) ( 0 .18 ) ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 11 .97
2017 12 .09 0 .20 0 .60 0 .80 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 12 .66
2016 11 .90 0 .18 0 .18 0 .36 ( 0 .17 ) – ( 0 .17 ) 12 .09
2015 12 .10 0 .21 ( 0 .23 ) ( 0 .02 ) ( 0 .18 ) – ( 0 .18 ) 11 .90
R-4 shares
2019 12 .00 0 .31 0 .73 1 .04 ( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 12 .24
2018 12 .69 0 .31 ( 0 .47 ) ( 0 .16 ) ( 0 .30 ) ( 0 .23 ) ( 0 .53 ) 12 .00
2017 12 .12 0 .23 0 .60 0 .83 ( 0 .21 ) ( 0 .05 ) ( 0 .26 ) 12 .69
2016 11 .94 0 .20 0 .18 0 .38 ( 0 .20 ) – ( 0 .20 ) 12 .12
2015 12 .14 0 .24 ( 0 .23 ) 0 .01 ( 0 .21 ) – ( 0 .21 ) 11 .94
R-5 shares
2019 12 .09 0 .33 0 .72 1 .05 ( 0 .32 ) ( 0 .50 ) ( 0 .82 ) 12 .32
2018 12 .77 0 .32 ( 0 .45 ) ( 0 .13 ) ( 0 .32 ) ( 0 .23 ) ( 0 .55 ) 12 .09
2017 12 .20 0 .25 0 .59 0 .84 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .77
2016 12 .01 0 .22 0 .18 0 .40 ( 0 .21 ) – ( 0 .21 ) 12 .20
2015 12 .22 0 .23 ( 0 .21 ) 0 .02 ( 0 .23 ) – ( 0 .23 ) 12 .01

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9 .52% (d) $ 67,084 0 .24% 0 .27% 2 .75% 44 .8%
( 1 .17 ) (d) 67,011 0 .22 0 .25 2 .56 22 .7
7 .17 (d) 78,254 0 .20 0 .23 1 .97 18 .6
3 .42 (d) 80,677 0 .26 0 .29 1 .80 18 .2
0 .08 (d) 81,357 0 .36 0 .39 1 .84 36 .8
9 .71 288,470 0 .03 – 3 .00 44 .8
( 0 .88 ) 300,145 0 .02 – 2 .85 22 .7
7 .37 409,643 0 .00 – 2 .21 18 .6
3 .63 491,823 0 .04 – 2 .02 18 .2
0 .40 505,216 0 .05 – 2 .23 36 .8
8 .74 2,935 0 .89 – 2 .12 44 .8
( 1 .77 ) 3,303 0 .89 – 1 .86 22 .7
6 .38 3,589 0 .87 – 1 .35 18 .6
2 .83 4,187 0 .91 – 1 .20 18 .2
( 0 .51 ) 5,467 0 .92 – 1 .43 36 .8
8 .95 4,065 0 .76 – 2 .19 44 .8
( 1 .66 ) 4,093 0 .76 – 1 .99 22 .7
6 .59 4,452 0 .74 – 1 .49 18 .6
2 .90 6,161 0 .78 – 1 .30 18 .2
( 0 .40 ) 7,320 0 .79 – 1 .46 36 .8
9 .13 13,611 0 .58 – 2 .59 44 .8
( 1 .49 ) 18,843 0 .58 – 2 .24 22 .7
6 .74 23,715 0 .56 – 1 .63 18 .6
3 .11 26,646 0 .60 – 1 .48 18 .2
( 0 .14 ) 29,146 0 .61 – 1 .71 36 .8
9 .40 5,513 0 .39 – 2 .60 44 .8
( 1 .31 ) 7,847 0 .39 – 2 .49 22 .7
6 .95 11,087 0 .37 – 1 .87 18 .6
3 .23 15,566 0 .41 – 1 .69 18 .2
0 .07 16,252 0 .42 – 1 .98 36 .8
9 .42 19,181 0 .27 – 2 .75 44 .8
( 1 .10 ) 19,665 0 .27 – 2 .57 22 .7
7 .00 25,675 0 .25 – 2 .02 18 .6
3 .43 40,472 0 .29 – 1 .82 18 .2
0 .15 45,434 0 .30 – 1 .92 36 .8
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES FUND
Class J shares
2019 $ 22.52 $ 0.33 $ 5.84 $ 6.17 ( $ 0. 36 ) ( $ 0. 57 ) ( $ 0.93) $ 27.76
2018 22.99 0.37 0.11 0.48 (0.49) (0.46) (0.95) 22.52
2017 22.19 0.26 1.42 1.68 (0.28) (0.60) (0.88) 22.99
2016 22.65 0.28 0.84 1.12 (0.32) (1.26) (1.58) 22.19
2015 21.70 0.28 1.15 1.43 (0.26) (0.22) (0.48) 22.65
Institutional shares
2019 23.22 0.39 6.04 6.43 ( 0. 42 ) ( 0. 57 ) (0.99) 28.66
2018 23.67 0.43 0.12 0.55 (0.54) (0.46) (1.00) 23.22
2017 22.83 0.32 1.45 1.77 (0.33) (0.60) (0.93) 23.67
2016 23.24 0.34 0.88 1.22 (0.37) (1.26) (1.63) 22.83
2015 22.26 0.35 1.19 1.54 (0.34) (0.22) (0.56) 23.24
R-1 shares
2019 22.91 0.20 5.95 6.15 ( 0. 23 ) ( 0. 57 ) (0.80) 28.26
2018 23.36 0.23 0.12 0.35 (0.34) (0.46) (0.80) 22.91
2017 22.53 0.14 1.43 1.57 (0.14) (0.60) (0.74) 23.36
2016 22.98 0.14 0.86 1.00 (0.19) (1.26) (1.45) 22.53
2015 22.01 0.17 1.17 1.34 (0.15) (0.22) (0.37) 22.98
R-2 shares
2019 22.06 0.23 5.72 5.95 ( 0. 26 ) ( 0. 57 ) (0.83) 27.18
2018 22.53 0.26 0.12 0.38 (0.39) (0.46) (0.85) 22.06
2017 21.78 0.16 1.38 1.54 (0.19) (0.60) (0.79) 22.53
2016 22.26 0.17 0.83 1.00 (0.22) (1.26) (1.48) 21.78
2015 21.34 0.19 1.14 1.33 (0.19) (0.22) (0.41) 22.26
R-3 shares
2019 22.62 0.28 5.87 6.15 ( 0. 31 ) ( 0. 57 ) (0.88) 27.89
2018 23.08 0.31 0.11 0.42 (0.42) (0.46) (0.88) 22.62
2017 22.28 0.20 1.42 1.62 (0.22) (0.60) (0.82) 23.08
2016 22.73 0.22 0.85 1.07 (0.26) (1.26) (1.52) 22.28
2015 21.79 0.23 1.16 1.39 (0.23) (0.22) (0.45) 22.73
R-4 shares
2019 22.37 0.32 5.80 6.12 ( 0. 35 ) ( 0. 57 ) (0.92) 27.57
2018 22.84 0.34 0.12 0.46 (0.47) (0.46) (0.93) 22.37
2017 22.06 0.24 1.40 1.64 (0.26) (0.60) (0.86) 22.84
2016 22.51 0.27 0.83 1.10 (0.29) (1.26) (1.55) 22.06
2015 21.58 0.27 1.15 1.42 (0.27) (0.22) (0.49) 22.51
R-5 shares
2019 22.42 0.36 5.80 6.16 ( 0. 38 ) ( 0. 57 ) (0.95) 27.63
2018 22.89 0.38 0.11 0.49 (0.50) (0.46) (0.96) 22.42
2017 22.10 0.27 1.41 1.68 (0.29) (0.60) (0.89) 22.89
2016 22.56 0.28 0.85 1.13 (0.33) (1.26) (1.59) 22.10
2015 21.62 0.30 1.15 1.45 (0.29) (0.22) (0.51) 22.56
R-6 shares
2019 23.22 0.42 6.04 6.46 ( 0. 45 ) ( 0. 57 ) (1.02) 28.66
2018 23.67 0.47 0.09 0.56 (0.55) (0.46) (1.01) 23.22
2017 (f) 22.20 0.31 2.09 2.40 (0.33) (0.60) (0.93) 23.67

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
28.24% (c) $ 181,025 1.14% 1.17% 1.33% 20.1%
2.12 (c) 150,427 1.12 1.15 1.63 22.7
7.76 (c) 171,525 1.10 1.13 1.17 24.3
5.14 (c) 190,646 1.13 1.16 1.22 24.8
6.66 (c) 179,043 1.20 1.23 1.24 26.2
28.54 2,411,326 0.91 (d) – 1.53 20.1
2.35 1,540,537 0.91 (d) – 1.83 22.7
7.96 1,686,314 0.87 (d) – 1.38 24.3
5.42 (e) 1,829,410 0.88 – 1.45 24.8
7.01 (e) 1,458,518 0.89 – 1.53 26.2
27.54 4,368 1.69 – 0.79 20.1
1.53 3,823 1.69 – 1.01 22.7
7.13 5,656 1.69 – 0.61 24.3
4.56 8,724 1.70 – 0.62 24.8
6.11 6,976 1.70 – 0.74 26.2
27.74 12,991 1.56 – 0.96 20.1
1.69 14,942 1.56 – 1.16 22.7
7.23 20,056 1.56 – 0.71 24.3
4.70 19,671 1.57 – 0.78 24.8
6.26 16,941 1.57 – 0.87 26.2
27.96 43,588 1.38 – 1.11 20.1
1.86 36,751 1.38 – 1.36 22.7
7.44 50,371 1.38 – 0.91 24.3
4.85 (e) 64,094 1.39 – 0.98 24.8
6.45 (e) 64,026 1.39 – 1.04 26.2
28.20 37,265 1.19 – 1.32 20.1
2.04 39,574 1.19 – 1.53 22.7
7.63 58,157 1.19 – 1.09 24.3
5.12 72,515 1.20 – 1.22 24.8
6.62 93,806 1.20 – 1.20 26.2
28.34 149,005 1.07 – 1.48 20.1
2.17 154,730 1.07 – 1.69 22.7
7.79 163,194 1.07 – 1.20 24.3
5.21 175,640 1.08 – 1.23 24.8
6.78 146,496 1.08 – 1.36 26.2
28.67 1,914,954 0.81 (d) – 1.65 20.1
2.43 1,395,164 0.83 (d) – 2.01 22.7
11.01 (g) 1,215,600 0.82 (d ),( h) – 1.42 (h) 24.3 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class J shares
2019 $ 14 .98 $ 0 .32 $ 1 .25 $ 1 .57 ( $ 0 .35 ) ( $ 1 .05 ) ( $ 1 .40 ) $ 15 .15
2018 16 .12 0 .37 ( 0 .33 ) 0 .04 ( 0 .36 ) ( 0 .82 ) ( 1 .18 ) 14 .98
2017 14 .62 0 .25 1 .80 2 .05 ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 16 .12
2016 15 .44 0 .24 0 .16 0 .40 ( 0 .24 ) ( 0 .98 ) ( 1 .22 ) 14 .62
2015 15 .96 0 .31 ( 0 .13 ) 0 .18 ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 15 .44
Institutional shares
2019 15 .25 0 .35 1 .27 1 .62 ( 0 .37 ) ( 1 .05 ) ( 1 .42 ) 15 .45
2018 16 .39 0 .41 ( 0 .34 ) 0 .07 ( 0 .39 ) ( 0 .82 ) ( 1 .21 ) 15 .25
2017 14 .86 0 .28 1 .82 2 .10 ( 0 .27 ) ( 0 .30 ) ( 0 .57 ) 16 .39
2016 15 .66 0 .27 0 .17 0 .44 ( 0 .26 ) ( 0 .98 ) ( 1 .24 ) 14 .86
2015 16 .19 0 .36 ( 0 .14 ) 0 .22 ( 0 .37 ) ( 0 .38 ) ( 0 .75 ) 15 .66
R-1 shares
2019 15 .21 0 .23 1 .26 1 .49 ( 0 .24 ) ( 1 .05 ) ( 1 .29 ) 15 .41
2018 16 .34 0 .27 ( 0 .33 ) ( 0 .06 ) ( 0 .25 ) ( 0 .82 ) ( 1 .07 ) 15 .21
2017 14 .82 0 .13 1 .83 1 .96 ( 0 .14 ) ( 0 .30 ) ( 0 .44 ) 16 .34
2016 15 .63 0 .15 0 .15 0 .30 ( 0 .13 ) ( 0 .98 ) ( 1 .11 ) 14 .82
2015 16 .15 0 .23 ( 0 .15 ) 0 .08 ( 0 .22 ) ( 0 .38 ) ( 0 .60 ) 15 .63
R-2 shares
2019 15 .16 0 .25 1 .27 1 .52 ( 0 .25 ) ( 1 .05 ) ( 1 .30 ) 15 .38
2018 16 .30 0 .28 ( 0 .33 ) ( 0 .05 ) ( 0 .27 ) ( 0 .82 ) ( 1 .09 ) 15 .16
2017 14 .78 0 .18 1 .80 1 .98 ( 0 .16 ) ( 0 .30 ) ( 0 .46 ) 16 .30
2016 15 .59 0 .15 0 .17 0 .32 ( 0 .15 ) ( 0 .98 ) ( 1 .13 ) 14 .78
2015 16 .11 0 .26 ( 0 .16 ) 0 .10 ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 15 .59
R-3 shares
2019 15 .20 0 .28 1 .25 1 .53 ( 0 .28 ) ( 1 .05 ) ( 1 .33 ) 15 .40
2018 16 .34 0 .32 ( 0 .34 ) ( 0 .02 ) ( 0 .30 ) ( 0 .82 ) ( 1 .12 ) 15 .20
2017 14 .80 0 .19 1 .83 2 .02 ( 0 .18 ) ( 0 .30 ) ( 0 .48 ) 16 .34
2016 15 .61 0 .18 0 .17 0 .35 ( 0 .18 ) ( 0 .98 ) ( 1 .16 ) 14 .80
2015 16 .14 0 .26 ( 0 .13 ) 0 .13 ( 0 .28 ) ( 0 .38 ) ( 0 .66 ) 15 .61
R-4 shares
2019 15 .23 0 .33 1 .24 1 .57 ( 0 .31 ) ( 1 .05 ) ( 1 .36 ) 15 .44
2018 16 .36 0 .35 ( 0 .33 ) 0 .02 ( 0 .33 ) ( 0 .82 ) ( 1 .15 ) 15 .23
2017 14 .84 0 .22 1 .82 2 .04 ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 16 .36
2016 15 .64 0 .22 0 .17 0 .39 ( 0 .21 ) ( 0 .98 ) ( 1 .19 ) 14 .84
2015 16 .17 0 .33 ( 0 .18 ) 0 .15 ( 0 .30 ) ( 0 .38 ) ( 0 .68 ) 15 .64
R-5 shares
2019 15 .23 0 .32 1 .26 1 .58 ( 0 .33 ) ( 1 .05 ) ( 1 .38 ) 15 .43
2018 16 .36 0 .39 ( 0 .36 ) 0 .03 ( 0 .34 ) ( 0 .82 ) ( 1 .16 ) 15 .23
2017 14 .84 0 .26 1 .80 2 .06 ( 0 .24 ) ( 0 .30 ) ( 0 .54 ) 16 .36
2016 15 .65 0 .23 0 .17 0 .40 ( 0 .23 ) ( 0 .98 ) ( 1 .21 ) 14 .84
2015 16 .17 0 .33 ( 0 .14 ) 0 .19 ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 15 .65

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11 .78% (d) $ 1,092,386 0 .44% 0 .47% 2 .21% 13 .4%
0 .12 (d) 1,032,835 0 .43 0 .46 2 .40 26 .7
14 .41 (d) 1,104,582 0 .44 0 .47 1 .63 17 .6
2 .92 (d) 1,008,439 0 .50 0 .53 1 .64 17 .1
1 .20 (d) 994,998 0 .57 0 .60 1 .98 27 .6
11 .93 778,336 0 .29 (e) – 2 .36 13 .4
0 .26 725,915 0 .29 (e) – 2 .58 26 .7
14 .56 791,221 0 .28 (e) – 1 .81 17 .6
3 .19 763,306 0 .31 – 1 .84 17 .1
1 .39 782,696 0 .31 – 2 .25 27 .6
10 .99 2,901 1 .16 (e) – 1 .53 13 .4
( 0 .54 ) 3,126 1 .16 (e) – 1 .69 26 .7
13 .57 3,643 1 .16 – 0 .87 17 .6
2 .23 2,795 1 .19 – 1 .01 17 .1
0 .54 3,689 1 .19 – 1 .45 27 .6
11 .22 2,229 1 .03 (e) – 1 .70 13 .4
( 0 .48 ) 3,362 1 .03 (e) – 1 .80 26 .7
13 .73 3,691 1 .03 – 1 .17 17 .6
2 .37 4,805 1 .06 – 1 .06 17 .1
0 .64 5,570 1 .06 – 1 .65 27 .6
11 .35 24,192 0 .85 (e) – 1 .90 13 .4
( 0 .30 ) 28,330 0 .85 (e) – 2 .05 26 .7
13 .95 33,162 0 .85 – 1 .24 17 .6
2 .57 72,364 0 .88 – 1 .25 17 .1
0 .83 68,091 0 .88 – 1 .66 27 .6
11 .58 13,455 0 .66 (e) – 2 .20 13 .4
( 0 .05 ) 23,180 0 .66 (e) – 2 .24 26 .7
14 .08 32,954 0 .66 – 1 .43 17 .6
2 .80 31,676 0 .69 – 1 .53 17 .1
0 .99 40,322 0 .69 – 2 .08 27 .6
11 .68 34,650 0 .54 (e) – 2 .15 13 .4
0 .07 35,425 0 .54 (e) – 2 .49 26 .7
14 .24 58,131 0 .54 – 1 .71 17 .6
2 .87 68,810 0 .57 – 1 .57 17 .1
1 .20 76,846 0 .57 – 2 .05 27 .6
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Portfolio invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2019 $ 11 .71 $ 0 .30 $ 0 .83 $ 1 .13 ( $ 0 .31 ) ( $ 0 .54 ) ( $ 0 .85 ) $ 11 .99
2018 12 .37 0 .32 ( 0 .35 ) ( 0 .03 ) ( 0 .31 ) ( 0 .32 ) ( 0 .63 ) 11 .71
2017 11 .56 0 .25 0 .94 1 .19 ( 0 .26 ) ( 0 .12 ) ( 0 .38 ) 12 .37
2016 11 .91 0 .25 0 .11 0 .36 ( 0 .24 ) ( 0 .47 ) ( 0 .71 ) 11 .56
2015 12 .27 0 .27 ( 0 .15 ) 0 .12 ( 0 .28 ) ( 0 .20 ) ( 0 .48 ) 11 .91
Institutional shares
2019 11 .74 0 .32 0 .85 1 .17 ( 0 .33 ) ( 0 .54 ) ( 0 .87 ) 12 .04
2018 12 .41 0 .35 ( 0 .37 ) ( 0 .02 ) ( 0 .33 ) ( 0 .32 ) ( 0 .65 ) 11 .74
2017 11 .59 0 .28 0 .94 1 .22 ( 0 .28 ) ( 0 .12 ) ( 0 .40 ) 12 .41
2016 11 .94 0 .27 0 .11 0 .38 ( 0 .26 ) ( 0 .47 ) ( 0 .73 ) 11 .59
2015 12 .31 0 .30 ( 0 .16 ) 0 .14 ( 0 .31 ) ( 0 .20 ) ( 0 .51 ) 11 .94
R-1 shares
2019 11 .70 0 .21 0 .84 1 .05 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 11 .98
2018 12 .36 0 .24 ( 0 .36 ) ( 0 .12 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 11 .70
2017 11 .55 0 .16 0 .95 1 .11 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 12 .36
2016 11 .90 0 .18 0 .10 0 .28 ( 0 .16 ) ( 0 .47 ) ( 0 .63 ) 11 .55
2015 12 .27 0 .19 ( 0 .15 ) 0 .04 ( 0 .21 ) ( 0 .20 ) ( 0 .41 ) 11 .90
R-2 shares
2019 11 .80 0 .23 0 .84 1 .07 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 12 .10
2018 12 .45 0 .26 ( 0 .35 ) ( 0 .09 ) ( 0 .24 ) ( 0 .32 ) ( 0 .56 ) 11 .80
2017 11 .63 0 .20 0 .92 1 .12 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 12 .45
2016 11 .97 0 .19 0 .12 0 .31 ( 0 .18 ) ( 0 .47 ) ( 0 .65 ) 11 .63
2015 12 .33 0 .22 ( 0 .17 ) 0 .05 ( 0 .21 ) ( 0 .20 ) ( 0 .41 ) 11 .97
R-3 shares
2019 11 .72 0 .25 0 .84 1 .09 ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 12 .01
2018 12 .38 0 .28 ( 0 .36 ) ( 0 .08 ) ( 0 .26 ) ( 0 .32 ) ( 0 .58 ) 11 .72
2017 11 .57 0 .21 0 .93 1 .14 ( 0 .21 ) ( 0 .12 ) ( 0 .33 ) 12 .38
2016 11 .92 0 .21 0 .11 0 .32 ( 0 .20 ) ( 0 .47 ) ( 0 .67 ) 11 .57
2015 12 .29 0 .24 ( 0 .17 ) 0 .07 ( 0 .24 ) ( 0 .20 ) ( 0 .44 ) 11 .92
R-4 shares
2019 11 .73 0 .28 0 .84 1 .12 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 12 .03
2018 12 .40 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .73
2017 11 .58 0 .23 0 .94 1 .17 ( 0 .23 ) ( 0 .12 ) ( 0 .35 ) 12 .40
2016 11 .93 0 .23 0 .11 0 .34 ( 0 .22 ) ( 0 .47 ) ( 0 .69 ) 11 .58
2015 12 .30 0 .26 ( 0 .16 ) 0 .10 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 11 .93
R-5 shares
2019 11 .73 0 .28 0 .86 1 .14 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .03
2018 12 .40 0 .33 ( 0 .38 ) ( 0 .05 ) ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 11 .73
2017 11 .58 0 .25 0 .94 1 .19 ( 0 .25 ) ( 0 .12 ) ( 0 .37 ) 12 .40
2016 11 .93 0 .24 0 .12 0 .36 ( 0 .24 ) ( 0 .47 ) ( 0 .71 ) 11 .58
2015 12 .30 0 .27 ( 0 .16 ) 0 .11 ( 0 .28 ) ( 0 .20 ) ( 0 .48 ) 11 .93

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .39% (d) $ 672,096 0 .44% 0 .47% 2 .55% 15 .0%
( 0 .33 ) (d) 614,770 0 .43 0 .46 2 .67 21 .9
10 .50 (d) 629,439 0 .44 0 .47 2 .12 21 .8
3 .34 (d) 565,441 0 .50 0 .53 2 .16 17 .3
0 .98 (d) 538,078 0 .58 0 .61 2 .23 22 .7
10 .70 267,892 0 .30 (e) – 2 .77 15 .0
( 0 .26 ) 292,828 0 .28 (e) – 2 .86 21 .9
10 .73 328,354 0 .28 (e) – 2 .32 21 .8
3 .52 318,123 0 .32 – 2 .32 17 .3
1 .16 290,780 0 .32 – 2 .49 22 .7
9 .64 2,572 1 .16 (e) – 1 .83 15 .0
( 1 .07 ) 2,331 1 .15 (e) – 1 .97 21 .9
9 .76 3,152 1 .16 – 1 .36 21 .8
2 .62 2,408 1 .19 – 1 .56 17 .3
0 .28 2,927 1 .19 – 1 .61 22 .7
9 .69 271 1 .03 (e) – 1 .97 15 .0
( 0 .87 ) 477 1 .02 (e) – 2 .17 21 .9
9 .84 626 1 .03 – 1 .70 21 .8
2 .80 1,194 1 .06 – 1 .62 17 .3
0 .42 1,532 1 .06 – 1 .79 22 .7
10 .03 14,217 0 .85 (e) – 2 .13 15 .0
( 0 .74 ) 11,837 0 .84 (e) – 2 .30 21 .9
10 .04 12,691 0 .85 – 1 .78 21 .8
2 .95 16,869 0 .88 – 1 .82 17 .3
0 .59 18,301 0 .88 – 2 .02 22 .7
10 .25 11,989 0 .66 (e) – 2 .39 15 .0
( 0 .63 ) 20,282 0 .65 (e) – 2 .41 21 .9
10 .35 21,100 0 .66 – 1 .91 21 .8
3 .13 15,336 0 .69 – 2 .02 17 .3
0 .77 18,067 0 .69 – 2 .17 22 .7
10 .44 18,302 0 .54 (e) – 2 .45 15 .0
( 0 .51 ) 17,177 0 .53 (e) – 2 .72 21 .9
10 .47 26,650 0 .54 – 2 .11 21 .8
3 .26 32,100 0 .57 – 2 .06 17 .3
0 .90 28,673 0 .57 – 2 .21 22 .7
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Portfolio invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2019 $ 17 .16 $ 0 .28 $ 1 .54 $ 1 .82 ( $ 0 .29 ) ( $ 1 .82 ) ( $ 2 .11 ) $ 16 .87
2018 18 .64 0 .40 ( 0 .31 ) 0 .09 ( 0 .34 ) ( 1 .23 ) ( 1 .57 ) 17 .16
2017 16 .17 0 .23 2 .81 3 .04 ( 0 .22 ) ( 0 .35 ) ( 0 .57 ) 18 .64
2016 17 .66 0 .18 0 .13 0 .31 ( 0 .16 ) ( 1 .64 ) ( 1 .80 ) 16 .17
2015 18 .36 0 .30 ( 0 .11 ) 0 .19 ( 0 .31 ) ( 0 .58 ) ( 0 .89 ) 17 .66
Institutional shares
2019 17 .40 0 .31 1 .57 1 .88 ( 0 .32 ) ( 1 .82 ) ( 2 .14 ) 17 .14
2018 18 .88 0 .45 ( 0 .34 ) 0 .11 ( 0 .36 ) ( 1 .23 ) ( 1 .59 ) 17 .40
2017 16 .38 0 .27 2 .83 3 .10 ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 18 .88
2016 17 .87 0 .22 0 .13 0 .35 ( 0 .20 ) ( 1 .64 ) ( 1 .84 ) 16 .38
2015 18 .57 0 .36 ( 0 .11 ) 0 .25 ( 0 .37 ) ( 0 .58 ) ( 0 .95 ) 17 .87
R-1 shares
2019 17 .10 0 .18 1 .55 1 .73 ( 0 .12 ) ( 1 .82 ) ( 1 .94 ) 16 .89
2018 18 .54 0 .31 ( 0 .34 ) ( 0 .03 ) ( 0 .18 ) ( 1 .23 ) ( 1 .41 ) 17 .10
2017 16 .09 0 .10 2 .80 2 .90 ( 0 .10 ) ( 0 .35 ) ( 0 .45 ) 18 .54
2016 17 .56 0 .08 0 .12 0 .20 ( 0 .03 ) ( 1 .64 ) ( 1 .67 ) 16 .09
2015 18 .26 0 .22 ( 0 .13 ) 0 .09 ( 0 .21 ) ( 0 .58 ) ( 0 .79 ) 17 .56
R-2 shares
2019 17 .14 0 .19 1 .55 1 .74 ( 0 .16 ) ( 1 .82 ) ( 1 .98 ) 16 .90
2018 18 .57 0 .31 ( 0 .32 ) ( 0 .01 ) ( 0 .19 ) ( 1 .23 ) ( 1 .42 ) 17 .14
2017 16 .11 0 .19 2 .74 2 .93 ( 0 .12 ) ( 0 .35 ) ( 0 .47 ) 18 .57
2016 17 .57 0 .09 0 .13 0 .22 ( 0 .04 ) ( 1 .64 ) ( 1 .68 ) 16 .11
2015 18 .28 0 .27 ( 0 .16 ) 0 .11 ( 0 .24 ) ( 0 .58 ) ( 0 .82 ) 17 .57
R-3 shares
2019 17 .11 0 .24 1 .52 1 .76 ( 0 .23 ) ( 1 .82 ) ( 2 .05 ) 16 .82
2018 18 .59 0 .32 ( 0 .31 ) 0 .01 ( 0 .26 ) ( 1 .23 ) ( 1 .49 ) 17 .11
2017 16 .12 0 .17 2 .79 2 .96 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 18 .59
2016 17 .62 0 .12 0 .13 0 .25 ( 0 .11 ) ( 1 .64 ) ( 1 .75 ) 16 .12
2015 18 .32 0 .24 ( 0 .10 ) 0 .14 ( 0 .26 ) ( 0 .58 ) ( 0 .84 ) 17 .62
R-4 shares
2019 17 .31 0 .26 1 .55 1 .81 ( 0 .25 ) ( 1 .82 ) ( 2 .07 ) 17 .05
2018 18 .77 0 .41 ( 0 .35 ) 0 .06 ( 0 .29 ) ( 1 .23 ) ( 1 .52 ) 17 .31
2017 16 .29 0 .20 2 .82 3 .02 ( 0 .19 ) ( 0 .35 ) ( 0 .54 ) 18 .77
2016 17 .77 0 .16 0 .13 0 .29 ( 0 .13 ) ( 1 .64 ) ( 1 .77 ) 16 .29
2015 18 .48 0 .31 ( 0 .14 ) 0 .17 ( 0 .30 ) ( 0 .58 ) ( 0 .88 ) 17 .77
R-5 shares
2019 17 .28 0 .27 1 .55 1 .82 ( 0 .27 ) ( 1 .82 ) ( 2 .09 ) 17 .01
2018 18 .74 0 .45 ( 0 .37 ) 0 .08 ( 0 .31 ) ( 1 .23 ) ( 1 .54 ) 17 .28
2017 16 .27 0 .23 2 .81 3 .04 ( 0 .22 ) ( 0 .35 ) ( 0 .57 ) 18 .74
2016 17 .74 0 .16 0 .14 0 .30 ( 0 .13 ) ( 1 .64 ) ( 1 .77 ) 16 .27
2015 18 .44 0 .33 ( 0 .13 ) 0 .20 ( 0 .32 ) ( 0 .58 ) ( 0 .90 ) 17 .74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .96% (d) $ 582,101 0 .45% 0 .48% 1 .76% 10 .9%
0 .30 (d) 543,902 0 .44 0 .47 2 .26 33 .8
19 .42 (d) 568,263 0 .45 0 .48 1 .32 20 .9
2 .15 (d) 490,030 0 .51 0 .54 1 .11 22 .4
1 .14 (d) 496,991 0 .59 0 .62 1 .68 35 .6
13 .14 474,902 0 .30 (e) – 1 .92 10 .9
0 .44 456,425 0 .29 (e) – 2 .45 33 .8
19 .57 501,264 0 .28 (e) – 1 .52 20 .9
2 .39 471,935 0 .32 – 1 .35 22 .4
1 .42 523,817 0 .31 – 1 .97 35 .6
12 .16 1,131 1 .16 (e) – 1 .13 10 .9
( 0 .38 ) 1,140 1 .16 (e) – 1 .74 33 .8
18 .51 3,124 1 .16 – 0 .59 20 .9
1 .48 2,542 1 .19 – 0 .49 22 .4
0 .56 3,158 1 .19 – 1 .25 35 .6
12 .27 996 1 .03 (e) – 1 .18 10 .9
( 0 .25 ) 1,427 1 .03 (e) – 1 .74 33 .8
18 .68 2,173 1 .03 – 1 .10 20 .9
1 .58 4,172 1 .06 – 0 .58 22 .4
0 .66 5,383 1 .06 – 1 .49 35 .6
12 .52 17,303 0 .85 (e) – 1 .49 10 .9
( 0 .11 ) 20,976 0 .85 (e) – 1 .79 33 .8
18 .90 19,487 0 .85 – 0 .98 20 .9
1 .79 27,286 0 .88 – 0 .78 22 .4
0 .84 29,621 0 .88 – 1 .33 35 .6
12 .70 6,943 0 .66 (e) – 1 .61 10 .9
0 .16 10,768 0 .66 (e) – 2 .24 33 .8
19 .09 15,686 0 .66 – 1 .13 20 .9
2 .01 15,639 0 .69 – 0 .99 22 .4
1 .01 20,164 0 .69 – 1 .70 35 .6
12 .81 26,719 0 .54 (e) – 1 .66 10 .9
0 .25 25,539 0 .54 (e) – 2 .49 33 .8
19 .26 40,367 0 .54 – 1 .35 20 .9
2 .10 47,063 0 .57 – 1 .02 22 .4
1 .18 47,254 0 .57 – 1 .81 35 .6
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Portfolio invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2019 $ 11 .98 $ 0 .36 $ 0 .78 $ 1 .14 ( $ 0 .36 ) ( $ 0 .47 ) ( $ 0 .83 ) $ 12 .29
2018 12 .44 0 .36 ( 0 .38 ) ( 0 .02 ) ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 11 .98
2017 11 .97 0 .32 0 .52 0 .84 ( 0 .32 ) ( 0 .05 ) ( 0 .37 ) 12 .44
2016 12 .12 0 .33 0 .15 0 .48 ( 0 .33 ) ( 0 .30 ) ( 0 .63 ) 11 .97
2015 12 .55 0 .33 ( 0 .30 ) 0 .03 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 12 .12
Institutional shares
2019 12 .04 0 .37 0 .79 1 .16 ( 0 .37 ) ( 0 .47 ) ( 0 .84 ) 12 .36
2018 12 .50 0 .38 ( 0 .38 ) – ( 0 .38 ) ( 0 .08 ) ( 0 .46 ) 12 .04
2017 12 .03 0 .34 0 .52 0 .86 ( 0 .34 ) ( 0 .05 ) ( 0 .39 ) 12 .50
2016 12 .17 0 .35 0 .17 0 .52 ( 0 .36 ) ( 0 .30 ) ( 0 .66 ) 12 .03
2015 12 .60 0 .37 ( 0 .31 ) 0 .06 ( 0 .36 ) ( 0 .13 ) ( 0 .49 ) 12 .17
R-1 shares
2019 11 .98 0 .27 0 .79 1 .06 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 12 .29
2018 12 .45 0 .27 ( 0 .38 ) ( 0 .11 ) ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 11 .98
2017 11 .98 0 .23 0 .52 0 .75 ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 12 .45
2016 12 .13 0 .25 0 .16 0 .41 ( 0 .26 ) ( 0 .30 ) ( 0 .56 ) 11 .98
2015 12 .56 0 .26 ( 0 .31 ) ( 0 .05 ) ( 0 .25 ) ( 0 .13 ) ( 0 .38 ) 12 .13
R-2 shares
2019 12 .02 0 .29 0 .78 1 .07 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 12 .34
2018 12 .48 0 .29 ( 0 .38 ) ( 0 .09 ) ( 0 .29 ) ( 0 .08 ) ( 0 .37 ) 12 .02
2017 12 .01 0 .25 0 .52 0 .77 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .48
2016 12 .16 0 .27 0 .15 0 .42 ( 0 .27 ) ( 0 .30 ) ( 0 .57 ) 12 .01
2015 12 .59 0 .27 ( 0 .30 ) ( 0 .03 ) ( 0 .27 ) ( 0 .13 ) ( 0 .40 ) 12 .16
R-3 shares
2019 12 .02 0 .31 0 .78 1 .09 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .33
2018 12 .48 0 .31 ( 0 .38 ) ( 0 .07 ) ( 0 .31 ) ( 0 .08 ) ( 0 .39 ) 12 .02
2017 12 .00 0 .28 0 .52 0 .80 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 12 .48
2016 12 .15 0 .29 0 .15 0 .44 ( 0 .29 ) ( 0 .30 ) ( 0 .59 ) 12 .00
2015 12 .58 0 .30 ( 0 .31 ) ( 0 .01 ) ( 0 .29 ) ( 0 .13 ) ( 0 .42 ) 12 .15
R-4 shares
2019 12 .03 0 .34 0 .77 1 .11 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 12 .34
2018 12 .48 0 .33 ( 0 .36 ) ( 0 .03 ) ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 12 .03
2017 12 .01 0 .30 0 .52 0 .82 ( 0 .30 ) ( 0 .05 ) ( 0 .35 ) 12 .48
2016 12 .16 0 .31 0 .15 0 .46 ( 0 .31 ) ( 0 .30 ) ( 0 .61 ) 12 .01
2015 12 .59 0 .33 ( 0 .32 ) 0 .01 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 12 .16
R-5 shares
2019 12 .02 0 .35 0 .78 1 .13 ( 0 .35 ) ( 0 .47 ) ( 0 .82 ) 12 .33
2018 12 .48 0 .35 ( 0 .38 ) ( 0 .03 ) ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 12 .02
2017 12 .01 0 .31 0 .52 0 .83 ( 0 .31 ) ( 0 .05 ) ( 0 .36 ) 12 .48
2016 12 .15 0 .32 0 .17 0 .49 ( 0 .33 ) ( 0 .30 ) ( 0 .63 ) 12 .01
2015 12 .58 0 .34 ( 0 .31 ) 0 .03 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 12 .15

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .13% (d) $ 1,139,080 0 .43% 0 .46% 3 .01% 11 .1%
( 0 .15 ) (d) 1,085,370 0 .43 0 .46 2 .95 22 .6
7 .14 (d) 1,169,968 0 .44 0 .47 2 .62 19 .1
4 .26 (d) 1,024,333 0 .51 0 .54 2 .79 10 .4
0 .25 (d) 849,016 0 .58 0 .61 2 .66 17 .7
10 .29 220,903 0 .32 (e) – 3 .12 11 .1
( 0 .03 ) 214,476 0 .30 (e) – 3 .06 22 .6
7 .26 213,452 0 .29 (e) – 2 .75 19 .1
4 .51 174,007 0 .32 – 2 .99 10 .4
0 .51 177,423 0 .32 – 2 .95 17 .7
9 .37 3,225 1 .16 (e) – 2 .23 11 .1
( 0 .95 ) 1,746 1 .16 (e) – 2 .20 22 .6
6 .37 1,603 1 .16 – 1 .86 19 .1
3 .57 1,100 1 .19 – 2 .11 10 .4
( 0 .36 ) 676 1 .19 – 2 .10 17 .7
9 .49 640 1 .03 (e) – 2 .43 11 .1
( 0 .74 ) 815 1 .03 (e) – 2 .33 22 .6
6 .48 661 1 .03 – 2 .06 19 .1
3 .66 717 1 .06 – 2 .25 10 .4
( 0 .23 ) 839 1 .06 – 2 .21 17 .7
9 .64 5,088 0 .85 (e) – 2 .60 11 .1
( 0 .57 ) 5,380 0 .85 (e) – 2 .52 22 .6
6 .76 6,057 0 .85 – 2 .26 19 .1
3 .86 8,034 0 .88 – 2 .49 10 .4
( 0 .05 ) 10,070 0 .88 – 2 .43 17 .7
9 .82 3,019 0 .66 (e) – 2 .87 11 .1
( 0 .30 ) 5,359 0 .66 (e) – 2 .71 22 .6
6 .88 5,733 0 .66 – 2 .44 19 .1
4 .05 6,091 0 .69 – 2 .66 10 .4
0 .13 7,849 0 .69 – 2 .70 17 .7
9 .97 8,353 0 .54 (e) – 2 .93 11 .1
( 0 .26 ) 11,471 0 .54 (e) – 2 .88 22 .6
7 .01 16,290 0 .54 – 2 .58 19 .1
4 .27 20,211 0 .57 – 2 .71 10 .4
0 .26 16,871 0 .57 – 2 .74 17 .7
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Portfolio invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2019 $ 19 .17 $ 0 .26 $ 1 .76 $ 2 .02 ( $ 0 .37 ) ( $ 2 .89 ) ( $ 3 .26 ) $ 17 .93
2018 20 .70 0 .46 ( 0 .55 ) ( 0 .09 ) ( 0 .38 ) ( 1 .06 ) ( 1 .44 ) 19 .17
2017 17 .71 0 .25 3 .44 3 .69 ( 0 .22 ) ( 0 .48 ) ( 0 .70 ) 20 .70
2016 20 .06 0 .22 ( 0 .06 ) 0 .16 ( 0 .19 ) ( 2 .32 ) ( 2 .51 ) 17 .71
2015 21 .26 0 .38 ( 0 .19 ) 0 .19 ( 0 .39 ) ( 1 .00 ) ( 1 .39 ) 20 .06
Institutional shares
2019 19 .39 0 .29 1 .78 2 .07 ( 0 .39 ) ( 2 .89 ) ( 3 .28 ) 18 .18
2018 20 .93 0 .50 ( 0 .57 ) ( 0 .07 ) ( 0 .41 ) ( 1 .06 ) ( 1 .47 ) 19 .39
2017 17 .90 0 .29 3 .48 3 .77 ( 0 .26 ) ( 0 .48 ) ( 0 .74 ) 20 .93
2016 20 .26 0 .26 ( 0 .06 ) 0 .20 ( 0 .24 ) ( 2 .32 ) ( 2 .56 ) 17 .90
2015 21 .46 0 .45 ( 0 .20 ) 0 .25 ( 0 .45 ) ( 1 .00 ) ( 1 .45 ) 20 .26
R-1 shares
2019 19 .11 0 .19 1 .74 1 .93 ( 0 .16 ) ( 2 .89 ) ( 3 .05 ) 17 .99
2018 20 .54 0 .32 ( 0 .57 ) ( 0 .25 ) ( 0 .12 ) ( 1 .06 ) ( 1 .18 ) 19 .11
2017 17 .55 0 .12 3 .43 3 .55 ( 0 .08 ) ( 0 .48 ) ( 0 .56 ) 20 .54
2016 19 .91 0 .12 ( 0 .08 ) 0 .04 ( 0 .08 ) ( 2 .32 ) ( 2 .40 ) 17 .55
2015 21 .10 0 .48 ( 0 .41 ) 0 .07 ( 0 .26 ) ( 1 .00 ) ( 1 .26 ) 19 .91
R-2 shares
2019 19 .09 0 .16 1 .76 1 .92 ( 0 .27 ) ( 2 .89 ) ( 3 .16 ) 17 .85
2018 20 .64 0 .36 ( 0 .58 ) ( 0 .22 ) ( 0 .27 ) ( 1 .06 ) ( 1 .33 ) 19 .09
2017 17 .63 0 .14 3 .45 3 .59 ( 0 .10 ) ( 0 .48 ) ( 0 .58 ) 20 .64
2016 19 .96 0 .12 ( 0 .06 ) 0 .06 ( 0 .07 ) ( 2 .32 ) ( 2 .39 ) 17 .63
2015 21 .15 0 .36 ( 0 .26 ) 0 .10 ( 0 .29 ) ( 1 .00 ) ( 1 .29 ) 19 .96
R-3 shares
2019 19 .09 0 .23 1 .73 1 .96 ( 0 .30 ) ( 2 .89 ) ( 3 .19 ) 17 .86
2018 20 .62 0 .39 ( 0 .57 ) ( 0 .18 ) ( 0 .29 ) ( 1 .06 ) ( 1 .35 ) 19 .09
2017 17 .63 0 .19 3 .42 3 .61 ( 0 .14 ) ( 0 .48 ) ( 0 .62 ) 20 .62
2016 20 .00 0 .16 ( 0 .07 ) 0 .09 ( 0 .14 ) ( 2 .32 ) ( 2 .46 ) 17 .63
2015 21 .19 0 .33 ( 0 .19 ) 0 .14 ( 0 .33 ) ( 1 .00 ) ( 1 .33 ) 20 .00
R-4 shares
2019 19 .23 0 .27 1 .73 2 .00 ( 0 .32 ) ( 2 .89 ) ( 3 .21 ) 18 .02
2018 20 .78 0 .43 ( 0 .58 ) ( 0 .15 ) ( 0 .34 ) ( 1 .06 ) ( 1 .40 ) 19 .23
2017 17 .77 0 .20 3 .48 3 .68 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 20 .78
2016 20 .12 0 .20 ( 0 .07 ) 0 .13 ( 0 .16 ) ( 2 .32 ) ( 2 .48 ) 17 .77
2015 21 .32 0 .42 ( 0 .25 ) 0 .17 ( 0 .37 ) ( 1 .00 ) ( 1 .37 ) 20 .12
R-5 shares
2019 19 .20 0 .24 1 .77 2 .01 ( 0 .35 ) ( 2 .89 ) ( 3 .24 ) 17 .97
2018 20 .73 0 .47 ( 0 .59 ) ( 0 .12 ) ( 0 .35 ) ( 1 .06 ) ( 1 .41 ) 19 .20
2017 17 .74 0 .26 3 .43 3 .69 ( 0 .22 ) ( 0 .48 ) ( 0 .70 ) 20 .73
2016 20 .09 0 .22 ( 0 .07 ) 0 .15 ( 0 .18 ) ( 2 .32 ) ( 2 .50 ) 17 .74
2015 21 .28 0 .39 ( 0 .18 ) 0 .21 ( 0 .40 ) ( 1 .00 ) ( 1 .40 ) 20 .09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
14 .07% (d) $ 308,330 0 .47% 0 .50% 1 .50% 19 .9%
( 0 .67 ) (d) 286,265 0 .45 0 .48 2 .27 49 .4
21 .52 (d) 310,009 0 .47 0 .50 1 .30 19 .5
1 .22 (d) 265,807 0 .53 0 .56 1 .23 22 .9
0 .96 (d) 278,150 0 .60 0 .63 1 .87 51 .2
14 .26 278,919 0 .30 (e) – 1 .66 19 .9
( 0 .55 ) 258,545 0 .29 (e) – 2 .44 49 .4
21 .76 273,691 0 .29 (e) – 1 .51 19 .5
1 .44 243,768 0 .32 – 1 .49 22 .9
1 .25 267,751 0 .31 – 2 .19 51 .2
13 .32 413 1 .16 (e) – 1 .08 19 .9
( 1 .43 ) 593 1 .16 (e) – 1 .60 49 .4
20 .71 2,060 1 .16 – 0 .64 19 .5
0 .54 2,133 1 .19 – 0 .69 22 .9
0 .37 3,151 1 .19 – 2 .34 51 .2
13 .42 2,439 1 .03 (e) – 0 .91 19 .9
( 1 .30 ) 2,214 1 .03 (e) – 1 .77 49 .4
20 .91 2,451 1 .03 – 0 .73 19 .5
0 .62 2,168 1 .06 – 0 .70 22 .9
0 .55 2,830 1 .06 – 1 .74 51 .2
13 .69 7,794 0 .85 (e) – 1 .34 19 .9
( 1 .10 ) 10,910 0 .85 (e) – 1 .94 49 .4
21 .05 12,339 0 .85 – 1 .01 19 .5
0 .83 17,423 0 .88 – 0 .89 22 .9
0 .72 17,993 0 .88 – 1 .61 51 .2
13 .88 9,416 0 .66 (e) – 1 .55 19 .9
( 0 .92 ) 13,132 0 .66 (e) – 2 .12 49 .4
21 .34 15,237 0 .66 – 1 .07 19 .5
1 .03 11,621 0 .69 – 1 .12 22 .9
0 .89 14,237 0 .69 – 2 .05 51 .2
13 .99 16,847 0 .54 (e) – 1 .39 19 .9
( 0 .79 ) 14,622 0 .54 (e) – 2 .31 49 .4
21 .44 18,177 0 .54 – 1 .38 19 .5
1 .14 20,857 0 .57 – 1 .26 22 .9
1 .07 24,189 0 .57 – 1 .93 51 .2
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Portfolio invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total
Dividends and
Distributions
Net Asset Value,
End of Period Total Return
SHORT-TERM INCOME FUND
Class J shares
2019 $ 12 .00 $ 0 .27 $ 0 .31 $ 0 .58 ( $ 0 .27 ) ( $ 0 .27 ) $ 12 .31 4 .91% (c)
2018 12 .20 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) ( 0 .24 ) 12 .00 0 .33 (c)
2017 12 .22 0 .21 ( 0 .02 ) 0 .19 ( 0 .21 ) ( 0 .21 ) 12 .20 1 .58 (c)
2016 12 .17 0 .20 0 .06 0 .26 ( 0 .21 ) ( 0 .21 ) 12 .22 2 .16 (c)
2015 12 .23 0 .16 ( 0 .06 ) 0 .10 ( 0 .16 ) ( 0 .16 ) 12 .17 0 .83 (c)
Institutional shares
2019 12 .00 0 .30 0 .31 0 .61 ( 0 .30 ) ( 0 .30 ) 12 .31 5 .16
2018 12 .20 0 .27 ( 0 .20 ) 0 .07 ( 0 .27 ) ( 0 .27 ) 12 .00 0 .56
2017 12 .22 0 .24 ( 0 .02 ) 0 .22 ( 0 .24 ) ( 0 .24 ) 12 .20 1 .81
2016 12 .17 0 .23 0 .06 0 .29 ( 0 .24 ) ( 0 .24 ) 12 .22 2 .44
2015 12 .23 0 .20 ( 0 .06 ) 0 .14 ( 0 .20 ) ( 0 .20 ) 12 .17 1 .14
R-1 shares
2019 12 .01 0 .20 0 .31 0 .51 ( 0 .20 ) ( 0 .20 ) 12 .32 4 .26
2018 12 .20 0 .17 ( 0 .20 ) ( 0 .03 ) ( 0 .16 ) ( 0 .16 ) 12 .01 ( 0 .23 )
2017 12 .22 0 .13 ( 0 .02 ) 0 .11 ( 0 .13 ) ( 0 .13 ) 12 .20 0 .93
2016 12 .17 0 .13 0 .06 0 .19 ( 0 .14 ) ( 0 .14 ) 12 .22 1 .56
2015 12 .23 0 .10 ( 0 .07 ) 0 .03 ( 0 .09 ) ( 0 .09 ) 12 .17 0 .27
R-2 shares
2019 12 .00 0 .21 0 .32 0 .53 ( 0 .21 ) ( 0 .21 ) 12 .32 4 .48
2018 12 .20 0 .18 ( 0 .20 ) ( 0 .02 ) ( 0 .18 ) ( 0 .18 ) 12 .00 ( 0 .18 )
2017 12 .22 0 .15 ( 0 .02 ) 0 .13 ( 0 .15 ) ( 0 .15 ) 12 .20 1 .07
2016 12 .17 0 .14 0 .06 0 .20 ( 0 .15 ) ( 0 .15 ) 12 .22 1 .70
2015 12 .23 0 .11 ( 0 .06 ) 0 .05 ( 0 .11 ) ( 0 .11 ) 12 .17 0 .40
R-3 shares
2019 12 .01 0 .23 0 .32 0 .55 ( 0 .24 ) ( 0 .24 ) 12 .32 4 .58
2018 12 .21 0 .20 ( 0 .20 ) – ( 0 .20 ) ( 0 .20 ) 12 .01 0 .00
2017 12 .23 0 .17 ( 0 .02 ) 0 .15 ( 0 .17 ) ( 0 .17 ) 12 .21 1 .25
2016 12 .17 0 .16 0 .08 0 .24 ( 0 .18 ) ( 0 .18 ) 12 .23 1 .88 (e)
2015 12 .23 0 .13 ( 0 .06 ) 0 .07 ( 0 .13 ) ( 0 .13 ) 12 .17 0 .67 (e)
R-4 shares
2019 12 .00 0 .26 0 .31 0 .57 ( 0 .26 ) ( 0 .26 ) 12 .31 4 .78
2018 12 .20 0 .22 ( 0 .20 ) 0 .02 ( 0 .22 ) ( 0 .22 ) 12 .00 0 .19
2017 12 .23 0 .20 ( 0 .04 ) 0 .16 ( 0 .19 ) ( 0 .19 ) 12 .20 1 .36
2016 12 .17 0 .19 0 .07 0 .26 ( 0 .20 ) ( 0 .20 ) 12 .23 2 .16
2015 12 .23 0 .16 ( 0 .07 ) 0 .09 ( 0 .15 ) ( 0 .15 ) 12 .17 0 .78
R-5 shares
2019 12 .01 0 .27 0 .32 0 .59 ( 0 .27 ) ( 0 .27 ) 12 .33 4 .99
2018 12 .21 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) ( 0 .24 ) 12 .01 0 .31
2017 12 .23 0 .21 ( 0 .02 ) 0 .19 ( 0 .21 ) ( 0 .21 ) 12 .21 1 .56
2016 12 .18 0 .20 0 .06 0 .26 ( 0 .21 ) ( 0 .21 ) 12 .23 2 .19
2015 12 .24 0 .17 ( 0 .06 ) 0 .11 ( 0 .17 ) ( 0 .17 ) 12 .18 0 .90

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
$ 131,795 0 .67% 0 .70% 2 .24% 52 .4%
123,856 0 .66 0 .69 1 .99 57 .3
139,726 0 .65 0 .68 1 .74 59 .5
144,158 0 .70 0 .73 1 .62 53 .6
124,221 0 .75 0 .80 1 .32 56 .4
4,736,982 0 .43 (d) – 2 .48 52 .4
4,271,619 0 .43 (d) – 2 .23 57 .3
3,636,356 0 .43 (d) – 1 .97 59 .5
2,346,871 0 .43 – 1 .89 53 .6
2,180,068 0 .43 – 1 .63 56 .4
429 1 .29 (d) – 1 .62 52 .4
841 1 .29 (d) – 1 .38 57 .3
500 1 .29 (d) – 1 .10 59 .5
1,338 1 .30 (d) – 1 .03 53 .6
1,237 1 .30 (d) – 0 .78 56 .4
1,571 1 .16 (d) – 1 .75 52 .4
1,898 1 .16 (d) – 1 .48 57 .3
2,428 1 .16 (d) – 1 .23 59 .5
2,358 1 .17 (d) – 1 .16 53 .6
1,975 1 .17 (d) – 0 .90 56 .4
13,832 0 .98 (d) – 1 .93 52 .4
14,259 0 .98 (d) – 1 .67 57 .3
13,662 0 .98 (d) – 1 .41 59 .5
21,159 0 .99 (d) – 1 .34 53 .6
11,415 0 .99 (d) – 1 .09 56 .4
3,816 0 .79 (d) – 2 .12 52 .4
8,394 0 .79 (d) – 1 .86 57 .3
9,181 0 .79 (d) – 1 .61 59 .5
13,199 0 .79 (d) – 1 .53 53 .6
14,049 0 .79 (d) – 1 .28 56 .4
14,704 0 .67 (d) – 2 .23 52 .4
9,938 0 .67 (d) – 1 .98 57 .3
9,955 0 .67 (d) – 1 .72 59 .5
12,039 0 .68 (d) – 1 .65 53 .6
12,383 0 .68 (d) – 1 .39 56 .4
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class J shares
2019 $ 21.67 $ 0.04 $ 1.01 $ 1.05 ( $ 0.05) ( $ 2.90) ( $ 2.95) $ 19.77
2018 23.18 0.05 0.42 0.47 (0.01) (1.97) (1.98) 21.67
2017 19.26 0.01 4.48 4.49 (0.14) (0.43) (0.57) 23.18
2016 19.82 0.14 0.04 0.18 – (0.74) (0.74) 19.26
2015 20.98 (0.01) 1.32 1.31 – (2.47) (2.47) 19.82
Institutional shares
2019 24.26 0.09 1.20 1.29 (0.09) (2.90) (2.99) 22.56
2018 25.74 0.11 0.44 0.55 (0.06) (1.97) (2.03) 24.26
2017 21.31 0.08 4.96 5.04 ( 0 .18) (0.43) (0.61) 25.74
2016 21.81 0.23 0.01 0.24 – (0.74) (0.74) 21.31
2015 22.77 0.06 1 .45 1.51 – (2.47) (2.47) 21.81
R-1 shares
2019 21.46 (0.07) 1.00 0.93 – (2.90) (2.90) 19.49
2018 23.11 (0.09) 0.41 0.32 – (1.97) (1.97) 21.46
2017 19.20 (0.12) 4.48 4.36 (0.02) (0.43) (0.45) 23.11
2016 19.88 0.03 0.03 0.06 – (0.74) (0.74) 19.20
2015 21.13 (0.12) 1.34 1.22 – (2.47) (2.47) 19.88
R-2 shares
2019 21.70 (0.04) 1.01 0.97 – (2.90) (2.90) 19.77
2018 23.32 (0.05) 0.40 0.35 – (1.97) (1.97) 21.70
2017 19.40 (0.09) 4.52 4.43 (0.08) (0.43) (0.51) 23.32
2016 20.06 0.01 0.07 0.08 – (0.74) (0.74) 19 .40
2015 21.27 (0.10) 1.36 1.26 – (2.47) (2.47) 20.06
R-3 shares
2019 22.55 (0.01) 1.08 1.07 – ( 2 .90) (2.90) 20.72
2018 24.12 (0.02) 0.42 0.40 – (1.97) (1.97) 22.55
2017 20.01 (0.05) 4.67 4.62 (0.08) (0.43) (0.51) 24.12
2016 20.63 0.09 0.03 0.12 – (0.74) (0.74) 20.01
2015 21.77 (0.06) 1 .39 1.33 – (2.47) (2.47) 20.63
R-4 shares
2019 23.46 0.03 1.14 1.17 (0.04) (2.90) (2.94) 21.69
2018 24.96 0.03 0.44 0.47 – (1.97) (1.97) 23.46
2017 20.70 (0.01) 4.82 4.81 (0.12) (0.43) (0.55) 24.96
2016 21.27 0.11 0.06 0.17 – (0.74) (0.74) 20.70
2015 22.34 (0.02) 1.42 1.40 – (2.47) (2.47) 21.27
R-5 shares
2019 24.00 0.06 1.17 1.23 (0.05) (2.90) (2.95) 22.28
2018 25.47 0.06 0.45 0.51 (0.01) (1.97) (1.98) 24.00
2017 21.10 0.02 4.92 4.94 (0.14) (0.43) (0.57) 25.47
2016 21.65 0.15 0.04 0.19 – (0.74) (0.74) 21 .10
2015 22.66 – 1.46 1.46 – (2.47) (2.47) 21.65
R-6 shares
2019 24.25 0.11 1.20 1.31 (0.10) (2.90) (3.00) 22.56
2018 25.72 0.11 0.46 0.57 (0.07) (1.97) (2.04) 24.25
2017 (f) 23.47 0.02 2.85 2.87 (0.19) (0.43) (0.62) 25.72

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.50% (c) $ 189,772 1.06% 1.09% 0.20% 40.0%
1.93 (c) 191,225 1.02 1.05 0.22 51.6
23.56 (c) 203,083 1.05 1.08 0.07 67.5
1.01 (c) 182,800 1.02 1.05 0.75 59.1
6.97 (c) 200,263 1.10 1.13 (0.06) 69.2
7.72 (d) 107,829 0.85 0.89 0.41 40.0
2.12 (d) 91,484 0.81 0.86 0.42 51.6
23.89 73,867 0.80 0.88 0.32 67.5
1.20 61,357 0.80 0.82 1.12 59.1
7.34 98,042 0.79 0.79 0.26 69.2
6.91 2,407 1.63 – (0.37) 40.0
1.25 2,403 1.63 – (0.38) 51.6
22.86 2,917 1.65 – (0.54) 67.5
0.38 2,535 1.64 – 0.16 59.1
6.44 2,889 1.64 – (0 .59) 69.2
7.03 2,695 1.50 – (0.23) 40.0
1.38 3,747 1.50 – (0.21) 51.6
23.03 12,324 1.52 – (0.40) 67.5
0.48 11,107 1.51 – 0.05 59.1
6.60 4,161 1.51 – (0.47) 69.2
7.23 9,247 1.32 – (0.06) 40.0
1.55 11,352 1.32 – (0.07) 51.6
23.27 14,310 1.34 – (0.22) 67.5
0.67 12,944 1.33 – 0.45 59.1
6.79 9,368 1.33 – (0.28) 69.2
7.42 25,604 1.13 – 0.12 40.0
1.80 18,401 1.13 – 0.10 51.6
23.44 16,508 1.15 – (0.04) 67.5
0.89 13,799 1.14 – 0.57 59.1
6.95 9,089 1.14 – (0 .08) 69.2
7.55 23,288 1.01 – 0.26 40.0
1.92 22,556 1.01 – 0.22 51.6
23.62 20,270 1.03 – 0.10 67.5
0.97 18,947 1.02 – 0.75 59.1
7.13 18,855 1.02 – 0.02 69.2
7.82 (d) 62,428 0.77 (e) – 0.49 40.0
2.20 (d) 48,252 0.77 (e) – 0.42 51.6
12.44 (g) 23,391 0.77 (e ),( h) – 0.10 (h) 67.5 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.
(f) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2019 $ 10.56 ( $ 0.07) $ 0.69 $ 0.62 ( $ 1.89) ( $ 1 .89) $ 9.29
2018 10.88 (0.09) 1.04 0.95 (1.27) (1.27) 10.56
2017 8.59 (0.09) 2.74 2.65 ( 0 .36) (0.36) 10.88
2016 9.52 (0.06) 0.14 0.08 (1.01) (1.01) 8.59
2015 11.70 (0.10) 0.38 0 .28 (2.46) (2.46) 9.52
Institutional shares
2019 14.29 (0.07) 1.12 1.05 (1.89) (1.89) 13.45
2018 14.27 (0.08) 1.37 1.29 (1.27) (1.27) 14.29
2017 11.13 (0.06) 3.56 3.50 (0.36) (0.36) 14.27
2016 11.99 (0.04) 0.19 0.15 (1.01) (1.01) 11.13
2015 14.05 (0.07) 0.47 0.40 (2.46) (2.46) 11.99
R-1 shares
2019 11.62 (0.14) 0.81 0.67 (1.89) (1.89) 10.40
2018 11.91 (0.17) 1.15 0.98 (1.27) (1.27) 11.62
2017 9.42 (0.15) 3.00 2.85 (0.36) (0.36) 11.91
2016 10.39 (0.11) 0.15 0.04 (1.01) (1.01) 9.42
2015 12.59 (0.15) 0.41 0.26 (2.46) (2.46) 10.39
R-2 shares
2019 11.29 (0.12) 0.77 0.65 (1.89) (1.89) 10.05
2018 11.60 (0.15) 1.11 0.96 (1.27) (1.27) 11.29
2017 9.17 (0.13) 2.92 2.79 (0.36) (0.36) 11.60
2016 10.13 (0.10) 0.15 0.05 (1.01) (1.01) 9.17
2015 12.32 (0.13) 0.40 0.27 (2.46) ( 2 .46) 10.13
R-3 shares
2019 12.02 (0.11) 0.85 0.74 (1.89) (1.89) 10.87
2018 12.25 (0.14) 1.18 1.04 (1.27) (1.27) 12.02
2017 9.65 (0.12) 3.08 2.96 (0.36) (0.36) 12.25
2016 10.59 (0.09) 0.16 0 .07 (1.01) (1.01) 9.65
2015 12.75 (0.12) 0.42 0.30 (2.46) (2.46) 10.59
R-4 shares
2019 12.79 ( 0 .10) 0.94 0.84 (1.89) (1.89) 11.74
2018 12.94 (0.12) 1.24 1.12 (1.27) (1.27) 12.79
2017 10 .15 (0.11) 3.26 3.15 (0.36) (0.36) 12.94
2016 11.07 (0.08) 0.17 0.09 (1.01) (1.01) 10.15
2015 13.19 (0.10) 0.44 0.34 (2.46) (2.46) 11.07
R-5 shares
2019 13.39 (0.09) 1.01 0.92 (1.89) (1.89) 12.42
2018 13.47 (0.11) 1.30 1.19 (1.27) (1.27) 13.39
2017 10.55 (0.10) 3.38 3.28 (0.36) (0.36) 13.47
2016 11.45 (0.07) 0.18 0.11 (1.01) (1.01) 10.55
2015 13.55 (0.09) 0.45 0.36 (2.46) (2.46) 11.45
R-6 shares
2019 14.27 (0.06) 1.11 1.05 (1.89) (1.89) 13.43
2018 14.25 (0.08) 1.37 1.29 (1.27) ( 1 .27) 14.27
2017 11.11 (0.08) 3.58 3.50 (0.36) (0.36) 14.25
2016 11.98 (0.06) 0.20 0.14 (1.01) (1.01) 11.11
2015 (f) 14.24 (0.07) 0.27 0.20 (2.46) (2.46) 11.98

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10.17% (c) $ 69,567 1.33% 1.45% (0.81) % 57.4%
8.82 (c) 66,138 1.29 1.41 (0.81) 68.8
31.61 (c) 58,650 1.36 1.47 (0.91) 52.3
0.95 (c) 47,535 1.35 1.45 (0.73) 57.1
3.12 (c) 52,609 1.46 1.56 (0.96) 70.0
10.50 (d) 148,229 1.02 1.19 (0.50) 57.4
9.12 152,106 1.02 1.15 (0.54) 68.8
32.04 163,287 1.02 1.11 (0.53) 52.3
1.36 1,292,151 1.02 1.10 (0.39) 57.1
3.50 1,489,140 1.02 1.09 (0.52) 70.0
9.59 1,757 1.87 (e) – (1.35) 57.4
8.27 2,255 1.87 (e) – (1.39) 68.8
30.92 2,363 1.88 (e) – (1.42) 52.3
0.43 2,148 1.88 (e) – (1.24) 57.1
2.64 2,974 1.88 (e) – (1.38) 70.0
9.71 2,815 1.74 (e) – (1.22) 57.4
8.32 3,327 1.74 (e) – (1.26) 68.8
31.12 4,942 1.75 (e) – (1.28) 52.3
0.55 4,491 1.75 (e) – (1.12) 57.1
2.82 6,055 1.75 (e) – (1.25) 70.0
9.90 13,075 1.56 (e) – (1.04) 57.4
8.54 14,357 1.56 (e) – (1.08) 68.8
31.34 17,282 1.57 (e) – (1.11) 52.3
0.73 16,020 1.57 (e) – (0.94) 57.1
2.99 20,155 1.57 (e) – (1.07) 70.0
10.11 12,710 1.37 (e) – (0.85) 57.4
8.72 12,526 1.37 (e) – (0.89) 68.8
31.67 12,382 1.38 (e) – (0.91) 52.3
0.90 12,216 1.38 (e) – (0.75) 57.1
3.22 15,758 1.38 (e) – (0.89) 70.0
10.29 37,322 1.25 (e) – (0.73) 57.4
8.91 43,250 1.25 (e) – (0.77) 68.8
31.71 40,715 1.26 (e) – (0.80) 52.3
1.05 34,740 1.26 (e) – (0.64) 57.1
3.31 36,955 1.26 (e) – (0.76) 70.0
10.52 (d) 1,497,648 0.99 (e) – (0.48) 57.4
9.13 1,457,244 0.99 (e) – (0.52) 68.8
32.10 1,299,913 1.01 (e) – (0.63) 52.3
1.27 605 1.06 (e) – (0.57) 57.1
2.05 (g) 10 1.06 (e),(h) – (0.59) (h) 70.0 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.
(f) Period from November 25, 2014, date operations commenced, through October 31, 2015.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2019 $ 26.23 $ 0 .23 $ 0.04 $ 0.27 ( $ 0.27) ( $ 2.68) ( $ 2.95) $ 23.55
2018 26.68 0.24 1.10 1.34 (0.25) (1.54) (1.79) 26.23
2017 22.37 0.23 5.75 5.98 (0.22) (1.45) (1.67) 26.68
2016 23.02 0.21 0.98 1.19 (0.21) (1.63) (1.84) 22.37
2015 24.36 0.22 0.28 0.50 (0.18) (1.66) (1.84) 23.02
Institutional shares
2019 27.68 0.30 0.05 0.35 ( 0 .32) (2.68) (3.00) 25.03
2018 28.06 0.31 1.15 1.46 (0.30) (1.54) (1.84) 27.68
2017 23.44 0.30 6.04 6.34 (0.27) (1.45) (1.72) 28.06
2016 24.05 0.28 1.01 1.29 (0.27) (1.63) (1.90) 23.44
2015 25.37 0.29 0.31 0.60 (0.26) (1.66) (1.92) 24.05
R-1 shares
2019 27.11 0.10 0.07 0.17 (0.10) (2.68) (2.78) 24.50
2018 27.53 0.07 1.14 1.21 (0.09) (1.54) (1.63) 27.11
2017 23.06 0.09 5.92 6.01 (0.09) (1.45) (1.54) 27.53
2016 23.67 0.09 1.01 1.10 (0.08) (1.63) (1.71) 23.06
2015 24.99 0.09 0.31 0.40 (0.06) (1.66) (1.72) 23 .67
R-2 shares
2019 27.87 0.14 0.08 0.22 (0.12) (2.68) (2.80) 25.29
2018 28.26 0.11 1.16 1.27 (0.12) (1.54) (1.66) 27.87
2017 23.62 0.12 6.09 6.21 (0.12) (1.45) (1.57) 28.26
2016 24.19 0.12 1.03 1 .15 (0.09) (1.63) (1.72) 23.62
2015 25.51 0.13 0.29 0.42 (0.08) (1.66) (1.74) 24.19
R-3 shares
2019 28 .12 0.18 0.08 0.26 (0.18) (2.68) (2.86) 25.52
2018 28.49 0.17 1.17 1.34 (0.17) (1.54) (1.71) 28.12
2017 23.79 0.17 6.13 6.30 (0.15) (1.45) (1.60) 28.49
2016 24.36 0.17 1.03 1.20 (0.14) (1.63) (1.77) 23.79
2015 25.68 0.17 0.31 0.48 (0.14) (1.66) (1.80) 24.36
R-4 shares
2019 28.43 0.23 0.08 0.31 (0.22) (2.68) (2.90) 25.84
2018 28.77 0.23 1.19 1.42 (0.22) (1.54) (1.76) 28.43
2017 24.01 0.22 6.18 6.40 (0.19) (1.45) ( 1 .64) 28.77
2016 24.57 0.21 1.05 1.26 (0.19) (1.63) (1.82) 24.01
2015 25.89 0.22 0.30 0.52 (0.18) (1.66) (1.84) 24.57
R-5 shares
2019 28.59 0.27 0.08 0.35 (0.26) (2.68) (2.94) 26.00
2018 28.93 0.26 1 .19 1.45 (0.25) (1.54) (1.79) 28.59
2017 24.13 0.26 6.21 6.47 (0.22) (1.45) (1.67) 28.93
2016 24 .69 0.24 1.05 1.29 (0.22) (1.63) (1.85) 24.13
2015 25.99 0.25 0.31 0.56 (0.20) (1.66) (1.86) 24.69
R-6 shares
2019 27.67 0.31 0.06 0.37 (0.33) (2.68) (3.01) 25.03
2018 28.05 0.32 1.15 1.47 (0.31) (1.54) (1.85) 27.67
2017 (e) 26.52 0.27 2.99 3.26 (0.28) (1.45) (1.73) 28.05

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.86% (c) $ 171,912 0.44% 0.47% 1.01% 16.8%
5.14 (c) 182,777 0.41 0.44 0.89 17.4
27.32 (c) 182,503 0.43 0.46 0.94 14.0
5.85 (c) 149,939 0.47 0.50 0.97 20.7
2.28 (c) 139,090 0.49 0.54 0.92 19.9
3.04 330,036 0.24 (d) – 1.21 16.8
5.32 359,661 0.22 (d) – 1.08 17.4
27.64 395,731 0.22 (d) – 1.17 14.0
6.07 558,869 0.21 – 1.24 20.7
2.61 573,165 0.20 0.20 1.20 19.9
2.24 10,201 1.04 – 0.41 16.8
4.46 12,877 1.04 – 0.26 17.4
26.56 13,654 1.04 – 0.34 14.0
5.22 12,570 1.04 – 0.40 20.7
1.75 11,924 1.04 – 0.37 19.9
2.39 11,143 0.91 – 0.55 16.8
4.56 13,500 0.91 – 0.39 17.4
26.77 17,487 0.91 – 0.46 14.0
5.35 16,157 0.91 – 0.54 20.7
1.84 15,006 0.91 – 0.51 19.9
2.55 101,745 0.73 – 0.73 16.8
4.77 109,187 0.73 – 0.57 17 .4
26.99 122,349 0.73 – 0.65 14.0
5.54 119,969 0.73 – 0.72 20.7
2.05 127,893 0.73 – 0.68 19.9
2.75 57,686 0.54 – 0.92 16.8
5.01 74,989 0.54 – 0.76 17.4
27.20 90,479 0.54 – 0.83 14.0
5.75 76,916 0.54 – 0.92 20.7
2.22 84,632 0.54 – 0.87 19.9
2.89 132,921 0.42 – 1.04 16.8
5.10 179,867 0.42 – 0.88 17.4
27.38 195,569 0.42 – 0.96 14.0
5.86 184,384 0.42 – 1.02 20.7
2.38 178,942 0.42 – 0.99 19 .9
3.14 464,412 0.17 (d) – 1.28 16.8
5.37 383,063 0.16 (d) – 1.12 17.4
12.82 (f) 315,680 0.17 (d ),( g) – 1.08 (g) 14.0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2019 $ 11.78 $ 0.05 $ 0.19 $ 0.24 ( $ 0.05) ( $ 1.78) ( $ 1.83) $ 10.19
2018 13.42 0.02 (0.35) (0.33) (0.01) (1.30) (1.31) 11.78
2017 11.66 (0.01) 2.51 2.50 (0.02) (0.72) (0.74) 13.42
2016 12.49 0.02 0.43 0.45 (0.03) (1.25) (1.28) 11.66
2015 13.85 0.02 0.12 0.14 – (1.50) (1.50) 12.49
Institutional shares
2019 12.12 0.10 0.20 0.30 (0.09) (1.78) (1.87) 10.55
2018 13.77 0.07 (0.36) (0.29) (0.06) (1.30) (1.36) 12.12
2017 11.94 0.06 2 .55 2.61 (0.06) (0.72) (0.78) 13.77
2016 12.76 0.07 0.44 0.51 (0.08) (1.25) (1.33) 11.94
2015 14.10 0.08 0.13 0.21 (0.05) (1.50) (1.55) 12.76
R-1 shares
2019 10.93 0.01 0.16 0.17 – (1.78) (1.78) 9.32
2018 12.59 (0.04) (0.32) (0.36) – (1.30) (1.30) 10.93
2017 11.01 (0.06) 2.36 2.30 – (0.72) (0.72) 12.59
2016 11.88 (0.03) 0.41 0.38 – (1.25) (1.25) 11.01
2015 13.30 (0.04) 0.12 0.08 – (1.50) ( 1 .50) 11.88
R-2 shares
2019 11.13 0.02 0.17 0.19 – (1.78) (1.78) 9.54
2018 12.78 (0.03) (0.32) ( 0 .35) – (1.30) (1.30) 11.13
2017 11.15 (0.04) 2.39 2.35 – (0.72) (0.72) 12.78
2016 12.00 ( 0 .02) 0.42 0.40 – (1.25) (1.25) 11.15
2015 13.40 (0.01) 0.11 0.10 – (1.50) (1.50) 12.00
R-3 shares
2019 11.59 0.04 0.18 0.22 (0.02) (1.78) (1.80) 10.01
2018 13.23 – (0.34) (0.34) – (1.30) (1.30) 11.59
2017 11.51 (0.02) 2.46 2.44 – (0.72) (0.72) 13.23
2016 12.35 – 0.43 0.43 (0.02) (1.25) (1.27) 11.51
2015 13.72 – 0.13 0.13 – (1.50) (1.50) 12.35
R-4 shares
2019 11.77 0.06 0.18 0.24 (0.04) (1.78) (1.82) 10.19
2018 13.41 0.02 (0.35) (0.33) (0.01) (1.30) (1.31) 11.77
2017 11.65 – 2.50 2.50 (0.02) (0.72) (0.74) 13.41
2016 12.48 0.03 0.43 0.46 (0.04) (1.25) (1.29) 11.65
2015 13.83 0.03 0.12 0.15 – (1.50) (1.50) 12.48
R-5 shares
2019 11.91 0.07 0.19 0.26 (0.06) (1.78) (1.84) 10.33
2018 13.55 0.04 (0.35) (0.31) (0.03) (1.30) (1.33) 11.91
2017 11.77 0.02 2.52 2.54 (0.04) (0.72) (0.76) 13.55
2016 12.59 0.04 0.44 0.48 (0.05) (1.25) (1.30) 11.77
2015 13.93 0.04 0.13 0.17 (0.01) (1.50) (1.51) 12.59
R-6 shares
2019 12.12 0.10 0.19 0.29 (0.09) (1.78) (1.87) 10.54
2018 13.76 0.07 (0.35) (0.28) ( 0 .06) (1.30) (1.36) 12.12
2017 11.93 0.03 2.58 2.61 (0.06) (0.72) (0.78) 13.76
2016 12.75 0 .03 0.48 0.51 (0.08) (1.25) (1.33) 11.93
2015 (f) 14.36 0.07 (0.13) (0.06) (0.05) (1.50) (1.55) 12.75

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.60% (c) $ 16,348 1.45% 1.52% 0.46% 76.1%
(3.18) (c) 17,180 1.36 1.43 0.13 84.1
21.66 (c) 19,406 1.40 1.45 (0.04) 58.6
4.33 (c) 18,069 1.41 1.46 0.18 52.5
1.16 (c) 18,937 1.45 1.50 0.12 47.8
5.09 116,450 0.99 1.11 0.92 76.1
(2.80) 129,984 1.00 1.07 0.49 84.1
22.11 186,765 0.99 1.02 0.43 58.6
4.82 1,144,250 0.99 1.01 0.60 52.5
1.64 1,251,443 0.98 1.00 0.60 47.8
4.21 871 1.84 (d) – 0.07 76.1
(3.61) 983 1.84 (d) – (0.35) 84.1
21 .05 1,200 1.85 (d) – (0.47) 58.6
3.93 1,434 1.85 (d) – (0.26) 52.5
0.70 1,761 1.85 (d) – (0.29) 47.8
4.34 1,394 1.71 (d) – 0.23 76.1
(3.47) 2,030 1.71 (d) – (0.22) 84.1
21.24 3,975 1.72 (d) – (0.36) 58.6
3.98 (e) 3,735 1.72 (d) – (0.14) 52.5
0.95 (e) 3,666 1.72 (d) – (0.12) 47.8
4.51 6,798 1.53 (d) – 0.39 76.1
(3.27) 9,087 1 .53 (d) – (0.04) 84.1
21.41 12,261 1.54 (d) – (0.17) 58.6
4 .23 13,501 1.54 (d) – 0.03 52.5
1.08 11,887 1.54 (d) – 0.01 47.8
4.67 4,746 1.34 (d) – 0.57 76.1
(3.14) 4,824 1.34 (d) – 0.15 84.1
21.64 6,883 1.35 (d) – 0.02 58.6
4.43 7,570 1.35 (d) – 0.25 52.5
1.24 12,024 1.35 (d) – 0.23 47.8
4.80 19,469 1.22 (d) – 0.70 76.1
(2.99) 23,256 1.22 (d) – 0.28 84.1
21.78 31,863 1 .23 (d) – 0.13 58.6
4.60 23,856 1.23 (d) – 0.35 52.5
1 .41 22,508 1.23 (d) – 0.34 47.8
5.05 840,894 0.97 (d) – 0.94 76.1
(2.70) 885,580 0.96 (d) – 0.54 84.1
22.13 967,766 0.97 (d) – 0.25 58.6
4.82 3,511 1.01 (d) – 0.28 52.5
(0.27) (g) 10 1.01 (d ),( h) – 0 .55 (h) 47.8 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Period from November 25, 2014, date operations commenced, through October 31, 2015.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Institutional shares
2019 $ 6.95 $ 0.26 $ 0 .48 $ 0.74 ( $ 0.25) ( $ 0.25) $ 7.44
2018 7.25 0.29 (0.31) (0.02) (0.28) (0.28) 6.95
2017 7.43 0.31 (0.20) 0.11 (0.29) (0.29) 7.25
2016 7.34 0.28 0.09 0.37 (0.28) (0.28) 7.43
2015 (d) 7.31 0.14 0.01 0.15 (0.12) (0.12) 7.34

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10.73% $ 163,406 0.59% (b) 0.52% (b ),( c) 3.57% 64 . 0%
(0.31) 70,842 0.59 (b) 0.52 (b ),( c) 4.11 65.8
1.54 40,449 0.52 (b) 0.48 (b ),( c) 4.22 30.9
5.04 4,346 0.63 (b) 0.60 (b ),( c) 3.76 33.7
2.07 (e) 345 0.62 (b ),( f) 0.60 (b ),( c),(f) 4.15 (f) 21.0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Period from May 18, 2015, date operations commenced, through October 31, 2015.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares of California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity
Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond
Fund, Government Money Market Fund, High Income Fund (formerly High Yield Fund I), High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging
Markets Fund, International Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap
Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010
Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal
LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065
Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal
LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid
2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund,
Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM
Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt
Bond Fund and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Principal Funds Inc. (the “Fund”) (comprising California Municipal Fund, Core Plus Bond Fund,
Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities
Fund, Government & High Quality Bond Fund, Government Money Market Fund, High Income Fund (formerly High Yield Fund I), High Yield Fund, Income Fund, Inflation
Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund,
MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation
Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal
LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060
Fund, Principal LifeTime 2065 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime
Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050
Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid Income Fund, Principal
LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM
Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap
Value Fund II and Tax-Exempt Bond Fund (collectively referred to as the “Funds”), (63 of the portfolios constituting the Fund)), including the schedules of investments, as of
October 31, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (63 of the portfolios constituting the Fund) at October 31, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual portfolio constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
Core Plus Bond Fund
Diversified International Fund
Equity Income Fund
Global Diversified Income Fund
Global Real Estate Securities Fund
Government & High Quality Bond Fund
High Income Fund (formerly High Yield Fund I)
High Yield Fund
Income Fund
Inflation Protection Fund
International Emerging Markets Fund
International Fund I
LargeCap Growth Fund I
LargeCap S&P 500 Index Fund
LargeCap Value Fund III
MidCap Fund
MidCap Growth Fund
MidCap Growth Fund III
MidCap S&P 400 Index Fund
MidCap Value Fund I
Money Market Fund
Overseas Fund
Principal Capital Appreciation Fund
Principal LifeTime 2010 Fund
Principal LifeTime 2015 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
Principal LifeTime 2030 Fund
Principal LifeTime 2035 Fund
Principal LifeTime 2040 Fund
For the year ended
October 31, 2019
For each of the two
years in the period ended
October 31, 2019
For each of the five years in the period
ended October 31, 2019

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Individual portfolio constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
Principal LifeTime 2045 Fund
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund
Principal LifeTime 2060 Fund
Principal LifeTime Hybrid 2015 Fund
Principal LifeTime Hybrid 2020 Fund
Principal LifeTime Hybrid 2025 Fund
Principal LifeTime Hybrid 2030 Fund
Principal LifeTime Hybrid 2035 Fund
Principal LifeTime Hybrid 2040 Fund
Principal LifeTime Hybrid 2045 Fund
Principal LifeTime Hybrid 2050 Fund
Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid Income Fund
Principal LifeTime Strategic Income Fund
Real Estate Securities Fund
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Fund
SmallCap Fund
SmallCap Growth Fund I
SmallCap S&P 600 Index Fund
SmallCap Value Fund II
California Municipal Fund
For the year ended
October 31, 2019
For each of the two
years in the period ended
October 31, 2019
For each of the four years in the period
ended October 31, 2019 and the period
from February 27, 2015, date operations
commenced, through October 31, 2015
Tax-Exempt Bond Fund
For the year ended
October 31, 2019
For each of the two
years in the period ended
October 31, 2019
For each of the four years in the period
ended October 31, 2019 and the period
from May 18, 2015, date operations
commenced, through October 31, 2015
Finisterre Unconstrained Emerging Markets Bond Fund
For the year ended
October 31, 2019
For each of the two
years in the period ended
October 31, 2019
For each of the three years in the period
ended October 31, 2019 and the period
from July 11, 2016, date operations
commenced, through October 31, 2016
Principal LifeTime 2065 Fund
Principal LifeTime Hybrid 2065 Fund
For the year ended
October 31, 2019
For each of the two
years in the period ended
October 31, 2019
For each of the two years in the period
ended October 31, 2019 and the period
from September 6, 2017, date operations
commenced, through October 31, 2017
Government Money Market Fund
For the year ended
October 31, 2019
For the year ended October 31, 2019 and for the period from December
20, 2017, date operations commenced, through October 31, 2018

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian, agent banks, brokers and transfer agents or by other appropriate auditing procedures where replies from agent banks or brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
December 18, 2019

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2019 (unaudited)
611
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for certain share classes), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the
Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019 to
October 31, 2019), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of may apply to IRA or 403(b) accounts within Class J shares. R-1, R-2, R-3, R-4, R-5 and R-6 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value May 1,
2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Beginning
Account Value
May 1, 2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Annualized
Expense
Ratio
California Municipal Fund
Institutional $ 1,000.00 $ 1,044.01 $ 2.73 $ 1,000.00 $ 1,022.53 $ 2.70 0.53%
California Municipal Fund (Excluding Interest Expense and Fees)
Institutional 1,000.00 1,044.0 0 2. 6 3 1,000.00 1,022. 60 2. 6 0 0.5 1
Core Plus Bond Fund
Class J 1,000.00 1,053.02 4.61 1,000.00 1,020.72 4.53 0.89
Institutional 1,000.00 1,054.75 2.43 1,000.00 1,022.84 2.40 0.47
R-1 1,000.00 1,050.18 6.87 1,000.00 1,018.50 6.77 1.33
R-2 1,000.00 1,050.49 6.20 1,000.00 1,019.16 6.11 1.20
R-3 1,000.00 1,052.17 5.28 1,000.00 1,020.06 5.19 1.02
R-4 1,000.00 1,052.98 4.29 1,000.00 1,021.02 4.23 0.83
R-5 1,000.00 1,052.76 3.67 1,000.00 1,021.63 3.62 0.71
Diversified International Fund
Class J 1,000.00 1,018.95 5.85 1,000.00 1,019.41 5.85 1.15
Institutional 1,000.00 1,020.46 4.33 1,000.00 1,020.92 4.33 0.85
R-1 1,000.00 1,016.31 8.18 1,000.00 1,017.09 8.19 1.61
R-2 1,000.00 1,017.18 7.52 1,000.00 1,017.74 7.53 1.48
R-3 1,000.00 1,018.76 6.61 1,000.00 1,018.65 6.61 1.30
R-4 1,000.00 1,019.32 5.65 1,000.00 1,019.61 5.65 1.11
R-5 1,000.00 1,020.18 5.04 1,000.00 1,020.21 5.04 0.99
R-6 1,000.00 1,021.28 3.72 1,000.00 1,021.53 3.72 0.73

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2019 (unaudited)
612
Actual Hypothetical
Beginning
Account
Value May 1,
2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Beginning
Account Value
May 1, 2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Annualized
Expense
Ratio
Equity Income Fund
Class J $ 1,000.00 $ 1,052.73 $ 4.81 $ 1,000.00 $ 1,020.52 $ 4.74 0.93%
Institutional 1,000.00 1,054.67 2.69 1,000.00 1,022.58 2.65 0.52
R-1 1,000.00 1,050.18 7.18 1,000.00 1,018.20 7.07 1.39
R-2 1,000.00 1,050.99 6.51 1,000.00 1,018.85 6.41 1.26
R-3 1,000.00 1,051.58 5.58 1,000.00 1,019.76 5.50 1.08
R-4 1,000.00 1,052.53 4.60 1,000.00 1,020.72 4.53 0.89
R-5 1,000.00 1,053.43 3.99 1,000.00 1,021.32 3.92 0.77
Finisterre Unconstrained Emerging
Markets Bond Fund
Institutional 1,000.00 1,065.01 4.42 1,000.00 1,020.92 4.33 0.85
Global Diversified Income Fund
Institutional 1,000.00 1,035.50 3.49 1,000.00 1,021.78 3.47 0.68
R-6 1,000.00 1,035.65 3.39 1,000.00 1,021.88 3.36 0.66
Global Diversified Income Fund (Excluding Dividends and Interest Expense
on Shorts and Short Sale Fees)
Institutional 1,000.00 1,035.50 3.49 1,000.00 1,021.78 3.47 0.68
R-6 1,000.00 1,035.65 3.39 1,000.00 1,021.88 3.36 0.66
Global Real Estate Securities Fund
Institutional 1,000.00 1,098.37 4.97 1,000.00 1,020.47 4.79 0.94
R-3 1,000.00 1,096.06 7.61 1,000.00 1,017.95 7.32 1.44
R-4 1,000.00 1,096.84 6.61 1,000.00 1,018.90 6.36 1.25
R-5 1,000.00 1,097.68 5.97 1,000.00 1,019.51 5.75 1.13
R-6 1,000.00 1,098.75 4.60 1,000.00 1,020.82 4.43 0.87
Government & High Quality Bond
Fund
Class J 1,000.00 1,039.60 4.58 1,000.00 1,020.72 4.53 0.89
Institutional 1,000.00 1,041.52 2.73 1,000.00 1,022.53 2.70 0.53
R-1 1,000.00 1,037.52 6.63 1,000.00 1,018.70 6.56 1.29
R-2 1,000.00 1,037.21 5.96 1,000.00 1,019.36 5.90 1.16
R-3 1,000.00 1,039.13 5.04 1,000.00 1,020.27 4.99 0.98
R-4 1,000.00 1,039.11 4.06 1,000.00 1,021.22 4.02 0.79
R-5 1,000.00 1,039.73 3.44 1,000.00 1,021.83 3.41 0.67
Government Money Market Fund
Institutional 1,000.00 1,010.46 0.71 1,000.00 1,024.50 0.71 0.14
High Income Fund
Institutional 1,000.00 1,004.58 3.08 1,000.00 1,022.13 3.11 0.61
High Yield Fund
Institutional 1,000.00 1,023.34 3.11 1,000.00 1,022.13 3.11 0.61
R-6 1,000.00 1,023.79 2.70 1,000.00 1,022.53 2.70 0.53
Income Fund
Class J 1,000.00 1,048.58 4.03 1,000.00 1,021.27 3.97 0.78
Institutional 1,000.00 1,049.61 3.00 1,000.00 1,022.28 2.96 0.58
R-1 1,000.00 1,045.49 7.01 1,000.00 1,018.35 6.92 1.36
R-2 1,000.00 1,046.12 6.34 1,000.00 1,019.00 6.26 1.23
R-3 1,000.00 1,047.06 5.42 1,000.00 1,019.91 5.35 1.05
R-4 1,000.00 1,049.17 4.44 1,000.00 1,020.87 4.38 0.86
R-5 1,000.00 1,049.91 3.82 1,000.00 1,021.48 3.77 0.74
R-6 1,000.00 1,050.20 2.48 1,000.00 1,022.79 2.45 0.48
Inflation Protection Fund
Class J 1,000.00 1,031.38 5.89 1,000.00 1,019.41 5.85 1.15
Institutional 1,000.00 1,036.21 2.00 1,000.00 1,023.24 1.99 0.39
R-1 1,000.00 1,031.45 6.50 1,000.00 1,018.80 6.46 1.27
R-2 1,000.00 1,031.99 5.84 1,000.00 1,019.46 5.80 1.14
R-3 1,000.00 1,033.62 4.92 1,000.00 1,020.37 4.89 0.96
R-4 1,000.00 1,034.18 3.95 1,000.00 1,021.32 3.92 0.77
R-5 1,000.00 1,034.25 3.33 1,000.00 1,021.93 3.31 0.65

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2019 (unaudited)
613
Actual Hypothetical
Beginning
Account
Value May 1,
2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Beginning
Account Value
May 1, 2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Annualized
Expense
Ratio
International Emerging Markets
Fund
Class J $ 1,000.00 $ 977.68 $ 6.88 $ 1,000.00 $ 1,018.25 $ 7.02 1.38%
Institutional 1,000.00 978.30 6.03 1,000.00 1,019.11 6.16 1.21
R-1 1,000.00 974.32 10.20 1,000.00 1,014.87 10.41 2.05
R-2 1,000.00 974.60 9.56 1,000.00 1,015.53 9.75 1.92
R-3 1,000.00 975.53 8.66 1,000.00 1,016.43 8.84 1.74
R-4 1,000.00 976.81 7.72 1,000.00 1,017.39 7.88 1.55
R-5 1,000.00 977.19 7.13 1,000.00 1,018.00 7.27 1.43
R-6 1,000.00 978.30 5.63 1,000.00 1,019.51 5.75 1.13
International Fund I
Institutional 1,000.00 1,039.67 4.68 1,000.00 1,020.62 4.63 0.91
R-1 1,000.00 1,034.84 8.77 1,000.00 1,016.59 8.69 1.71
R-2 1,000.00 1,035.37 8.11 1,000.00 1,017.24 8.03 1.58
R-3 1,000.00 1,036.91 7.19 1,000.00 1,018.15 7.12 1.40
R-4 1,000.00 1,037.60 6.21 1,000.00 1,019.11 6.16 1.21
R-5 1,000.00 1,038.30 5.60 1,000.00 1,019.71 5.55 1.09
R-6 1,000.00 1,040.39 4.11 1,000.00 1,021.17 4.08 0.80
LargeCap Growth Fund I
Class J 1,000.00 1,035.86 4.26 1,000.00 1,021.02 4.23 0.83
Institutional 1,000.00 1,036.52 3.49 1,000.00 1,021.78 3.47 0.68
R-1 1,000.00 1,032.11 7.53 1,000.00 1,017.80 7.48 1.47
R-2 1,000.00 1,032.21 6.86 1,000.00 1,018.45 6.82 1.34
R-3 1,000.00 1,033.55 5.95 1,000.00 1,019.36 5.90 1.16
R-4 1,000.00 1,034.89 4.98 1,000.00 1,020.32 4.94 0.97
R-5 1,000.00 1,034.74 4.36 1,000.00 1,020.92 4.33 0.85
R-6 1,000.00 1,036.54 3.03 1,000.00 1,022.23 3.01 0.59
LargeCap S&P 500 Index Fund
Class J 1,000.00 1,040.15 2.01 1,000.00 1,023.24 1.99 0.39
Institutional 1,000.00 1,040.83 0.87 1,000.00 1,024.35 0.87 0.17
R-1 1,000.00 1,036.55 5.29 1,000.00 1,020.01 5.24 1.03
R-2 1,000.00 1,037.32 4.62 1,000.00 1,020.67 4.58 0.90
R-3 1,000.00 1,038.02 3.70 1,000.00 1,021.58 3.67 0.72
R-4 1,000.00 1,038.98 2.72 1,000.00 1,022.53 2.70 0.53
R-5 1,000.00 1,039.70 2.11 1,000.00 1,023.14 2.09 0.41
LargeCap Value Fund III
Class J 1,000.00 1,046.21 5.52 1,000.00 1,019.81 5.45 1.07
Institutional 1,000.00 1,048.57 3.72 1,000.00 1,021.58 3.67 0.72
R-1 1,000.00 1,043.24 8.19 1,000.00 1,017.19 8.08 1.59
R-2 1,000.00 1,044.27 7.52 1,000.00 1,017.85 7.43 1.46
R-3 1,000.00 1,045.11 6.60 1,000.00 1,018.75 6.51 1.28
R-4 1,000.00 1,046.14 5.62 1,000.00 1,019.71 5.55 1.09
R-5 1,000.00 1,046.99 5.00 1,000.00 1,020.32 4.94 0.97
MidCap Fund
Class J 1,000.00 1,083.33 4.31 1,000.00 1,021.07 4.18 0.82
Institutional 1,000.00 1,083.92 3.68 1,000.00 1,021.68 3.57 0.70
R-1 1,000.00 1,079.72 7.71 1,000.00 1,017.80 7.48 1.47
R-2 1,000.00 1,080.55 7.03 1,000.00 1,018.45 6.82 1.34
R-3 1,000.00 1,081.34 6.09 1,000.00 1,019.36 5.90 1.16
R-4 1,000.00 1,082.13 5.09 1,000.00 1,020.32 4.94 0.97
R-5 1,000.00 1,083.01 4.46 1,000.00 1,020.92 4.33 0.85
R-6 1,000.00 1,084.38 3.15 1,000.00 1,022.18 3.06 0.60

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2019 (unaudited)
614
Actual Hypothetical
Beginning
Account
Value May 1,
2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Beginning
Account Value
May 1, 2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Annualized
Expense
Ratio
MidCap Growth Fund
Class J $ 1,000.00 $ 972.64 $ 4.87 $ 1,000.00 $ 1,020.27 $ 4.99 0.98%
Institutional 1,000.00 974.71 3.73 1,000.00 1,021.42 3.82 0.75
R-1 1,000.00 970.72 7.70 1,000.00 1,017.39 7.88 1.55
R-2 1,000.00 971.93 7.06 1,000.00 1,018.05 7.22 1.42
R-3 1,000.00 972.70 6.17 1,000.00 1,018.95 6.31 1.24
R-4 1,000.00 973.29 5.22 1,000.00 1,019.91 5.35 1.05
R-5 1,000.00 974.44 4.63 1,000.00 1,020.52 4.74 0.93
MidCap Growth Fund III
Class J 1,000.00 1,024.73 6.48 1,000.00 1,018.80 6.46 1.27
Institutional 1,000.00 1,026.29 4.65 1,000.00 1,020.62 4.63 0.91
R-1 1,000.00 1,021.46 9.07 1,000.00 1,016.23 9.05 1.78
R-2 1,000.00 1,022.38 8.41 1,000.00 1,016.89 8.39 1.65
R-3 1,000.00 1,023.94 7.50 1,000.00 1,017.80 7.48 1.47
R-4 1,000.00 1,023.98 6.53 1,000.00 1,018.75 6.51 1.28
R-5 1,000.00 1,025.34 5.92 1,000.00 1,019.36 5.90 1.16
MidCap S&P 400 Index Fund
Class J 1,000.00 998.98 2.27 1,000.00 1,022.94 2.29 0.45
Institutional 1,000.00 1,000.49 1.26 1,000.00 1,023.95 1.28 0.25
R-1 1,000.00 996.01 5.23 1,000.00 1,019.96 5.30 1.04
R-2 1,000.00 997.11 4.58 1,000.00 1,020.62 4.63 0.91
R-3 1,000.00 998.06 3.68 1,000.00 1,021.53 3.72 0.73
R-4 1,000.00 999.04 2.72 1,000.00 1,022.48 2.75 0.54
R-5 1,000.00 999.04 2.12 1,000.00 1,023.09 2.14 0.42
R-6 1,000.00 1,000.99 0.86 1,000.00 1,024.35 0.87 0.17
MidCap Value Fund I
Class J 1,000.00 1,021.69 5.15 1,000.00 1,020.11 5.14 1.01
Institutional 1,000.00 1,022.89 3.67 1,000.00 1,021.58 3.67 0.72
R-1 1,000.00 1,018.68 7.68 1,000.00 1,017.59 7.68 1.51
R-2 1,000.00 1,019.22 7.02 1,000.00 1,018.25 7.02 1.38
R-3 1,000.00 1,020.29 6.11 1,000.00 1,019.16 6.11 1.20
R-4 1,000.00 1,020.97 5.14 1,000.00 1,020.11 5.14 1.01
R-5 1,000.00 1,021.58 4.53 1,000.00 1,020.72 4.53 0.89
R-6 1,000.00 1,023.57 3.26 1,000.00 1,021.98 3.26 0.64
Money Market Fund
Class J 1,000.00 1,008.93 3.14 1,000.00 1,022.08 3.16 0.62
Overseas Fund
Institutional 1,000.00 1,005.19 5.26 1,000.00 1,019.96 5.30 1.04
R-1 1,000.00 1,000.00 9.58 1,000.00 1,015.63 9.65 1.90
R-2 1,000.00 1,001.04 8.93 1,000.00 1,016.28 9.00 1.77
R-3 1,000.00 1,002.09 8.02 1,000.00 1,017.19 8.08 1.59
R-4 1,000.00 1,003.12 7.07 1,000.00 1,018.15 7.12 1.40
R-5 1,000.00 1,003.12 6.46 1,000.00 1,018.75 6.51 1.28
Principal Capital Appreciation Fund
Institutional 1,000.00 1,054.88 2.43 1,000.00 1,022.84 2.40 0.47
R-1 1,000.00 1,049.99 7.08 1,000.00 1,018.30 6.97 1.37
R-2 1,000.00 1,050.63 6.41 1,000.00 1,018.95 6.31 1.24
R-3 1,000.00 1,051.73 5.48 1,000.00 1,019.86 5.40 1.06
R-4 1,000.00 1,052.60 4.50 1,000.00 1,020.82 4.43 0.87
R-5 1,000.00 1,053.37 3.88 1,000.00 1,021.42 3.82 0.75
Principal LifeTime 2010 Fund
Class J 1,000.00 1,034.91 0.97 1,000.00 1,024.25 0.97 0.19
Institutional 1,000.00 1,036.35 0.10 1,000.00 1,025.10 0.10 0.02
R-1 1,000.00 1,031.71 4.56 1,000.00 1,020.72 4.53 0.89
R-2 1,000.00 1,032.51 3.89 1,000.00 1,021.37 3.87 0.76
R-3 1,000.00 1,033.46 2.97 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 1,034.97 2.00 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 1,034.13 1.38 1,000.00 1,023.84 1.38 0.27

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2019 (unaudited)
615
Actual Hypothetical
Beginning
Account
Value May 1,
2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Beginning
Account Value
May 1, 2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Annualized
Expense
Ratio
Principal LifeTime 2015 Fund
Institutional $ 1,000.00 $ 1,036.36 $ 0.10 $ 1,000.00 $ 1,025.10 $ 0.10 0.02%
R-1 1,000.00 1,032.09 4.56 1,000.00 1,020.72 4.53 0.89
R-2 1,000.00 1,032.89 3.89 1,000.00 1,021.37 3.87 0.76
R-3 1,000.00 1,034.13 2.97 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 1,034.84 2.00 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 1,035.86 1.39 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2020 Fund
Class J 1,000.00 1,035.58 0.87 1,000.00 1,024.35 0.87 0.17
Institutional 1,000.00 1,036.10 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 1,031.93 4.51 1,000.00 1,020.77 4.48 0.88
R-2 1,000.00 1,032.66 3.84 1,000.00 1,021.42 3.82 0.75
R-3 1,000.00 1,032.77 2.92 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 1,034.18 1.95 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 1,034.83 1.33 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2025 Fund
Institutional 1,000.00 1,036.16 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 1,031.56 4.51 1,000.00 1,020.77 4.48 0.88
R-2 1,000.00 1,032.37 3.84 1,000.00 1,021.42 3.82 0.75
R-3 1,000.00 1,032.37 2.92 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 1,033.84 1.95 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 1,035.52 1.33 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2030 Fund
Class J 1,000.00 1,035.04 0.92 1,000.00 1,024.30 0.92 0.18
Institutional 1,000.00 1,036.34 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 1,031.62 4.51 1,000.00 1,020.77 4.48 0.88
R-2 1,000.00 1,032.19 3.84 1,000.00 1,021.42 3.82 0.75
R-3 1,000.00 1,032.96 2.92 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 1,033.83 1.95 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 1,034.27 1.33 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2035 Fund
Institutional 1,000.00 1,034.80 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 1,030.41 4.55 1,000.00 1,020.72 4.53 0.89
R-2 1,000.00 1,031.28 3.89 1,000.00 1,021.37 3.87 0.76
R-3 1,000.00 1,031.99 2.97 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 1,033.42 2.00 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 1,033.31 1.38 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2040 Fund
Class J 1,000.00 1,033.09 1.02 1,000.00 1,024.20 1.02 0.20
Institutional 1,000.00 1,034.78 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 1,029.80 4.50 1,000.00 1,020.77 4.48 0.88
R-2 1,000.00 1,031.06 3.84 1,000.00 1,021.42 3.82 0.75
R-3 1,000.00 1,031.91 2.92 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 1,032.51 1.95 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 1,032.96 1.33 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2045 Fund
Institutional 1,000.00 1,033.07 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 1,028.41 4.55 1,000.00 1,020.72 4.53 0.89
R-2 1,000.00 1,030.06 3.89 1,000.00 1,021.37 3.87 0.76
R-3 1,000.00 1,030.69 2.97 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 1,031.20 2.00 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 1,031.95 1.38 1,000.00 1,023.84 1.38 0.27

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2019 (unaudited)
616
Actual Hypothetical
Beginning
Account
Value May 1,
2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Beginning
Account Value
May 1, 2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Annualized
Expense
Ratio
Principal LifeTime 2050 Fund
Class J $ 1,000.00 $ 1,031.59 $ 1.23 $ 1,000.00 $ 1,024.00 $ 1.22 0.24%
Institutional 1,000.00 1,033.27 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 1,028.33 4.50 1,000.00 1,020.77 4.48 0.88
R-2 1,000.00 1,028.95 3.84 1,000.00 1,021.42 3.82 0.75
R-3 1,000.00 1,029.70 2.92 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 1,030.84 1.95 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 1,031.41 1.33 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2055 Fund
Institutional 1,000.00 1,031.69 0.10 1,000.00 1,025.10 0.10 0.02
R-1 1,000.00 1,027.46 4.55 1,000.00 1,020.72 4.53 0.89
R-2 1,000.00 1,028.16 3.89 1,000.00 1,021.37 3.87 0.76
R-3 1,000.00 1,028.74 2.97 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 1,029.96 2.00 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 1,030.62 1.38 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2060 Fund
Class J 1,000.00 1,029.60 1.94 1,000.00 1,023.29 1.94 0.38
Institutional 1,000.00 1,031.53 0.15 1,000.00 1,025.05 0.15 0.03
R-1 1,000.00 1,027.26 4.55 1,000.00 1,020.72 4.53 0.89
R-2 1,000.00 1,027.86 3.88 1,000.00 1,021.37 3.87 0.76
R-3 1,000.00 1,028.33 2.97 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 1,029.68 2.00 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 1,030.32 1.38 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2065 Fund
Institutional 1,000.00 1,031.34 0.51 1,000.00 1,024.70 0.51 0.10
R-1 1,000.00 1,027.91 4.75 1,000.00 1,020.52 4.74 0.93
R-2 1,000.00 1,027.88 4.09 1,000.00 1,021.17 4.08 0.80
R-3 1,000.00 1,028.73 3.17 1,000.00 1,022.08 3.16 0.62
R-4 1,000.00 1,029.60 2.20 1,000.00 1,023.04 2.19 0.43
R-5 1,000.00 1,030.47 1.59 1,000.00 1,023.64 1.58 0.31
Principal LifeTime Hybrid 2015
Fund
Class J 1,000.00 1,032.64 1.54 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 1,033.48 0.26 1,000.00 1,024.95 0.26 0.05
R-3 1,000.00 1,030.83 3.02 1,000.00 1,022.23 3.01 0.59
R-5 1,000.00 1,032.61 1.43 1,000.00 1,023.79 1.43 0.28
R-6 1,000.00 1,033.42 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2020
Fund
Class J 1,000.00 1,032.20 1.38 1,000.00 1,023.84 1.38 0.27
Institutional 1,000.00 1,033.90 0.26 1,000.00 1,024.95 0.26 0.05
R-3 1,000.00 1,032.14 3.02 1,000.00 1,022.23 3.01 0.59
R-5 1,000.00 1,033.01 1.43 1,000.00 1,023.79 1.43 0.28
R-6 1,000.00 1,033.90 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2025
Fund
Class J 1,000.00 1,032.26 1.38 1,000.00 1,023.84 1.38 0.27
Institutional 1,000.00 1,033.04 0.26 1,000.00 1,024.95 0.26 0.05
R-3 1,000.00 1,030.46 3.02 1,000.00 1,022.23 3.01 0.59
R-5 1,000.00 1,032.20 1.43 1,000.00 1,023.79 1.43 0.28
R-6 1,000.00 1,033.91 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2030
Fund
Class J 1,000.00 1,031.84 1.54 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 1,032.59 0.26 1,000.00 1,024.95 0.26 0.05
R-3 1,000.00 1,030.07 3.02 1,000.00 1,022.23 3.01 0.59
R-5 1,000.00 1,031.76 1.43 1,000.00 1,023.79 1.43 0.28
R-6 1,000.00 1,032.62 0.10 1,000.00 1,025.10 0.10 0.02

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2019 (unaudited)
617
Actual Hypothetical
Beginning
Account
Value May 1,
2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Beginning
Account Value
May 1, 2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Annualized
Expense
Ratio
Principal LifeTime Hybrid 2035
Fund
Class J $ 1,000.00 $ 1,032.80 $ 1.54 $ 1,000.00 $ 1,023.69 $ 1.53 0.30%
Institutional 1,000.00 1,033.53 0.26 1,000.00 1,024.95 0.26 0.05
R-3 1,000.00 1,031.04 3.02 1,000.00 1,022.23 3.01 0.59
R-5 1,000.00 1,033.56 1.44 1,000.00 1,023.79 1.43 0.28
R-6 1,000.00 1,034.34 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2040
Fund
Class J 1,000.00 1,031.77 1.54 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 1,033.33 0.26 1,000.00 1,024.95 0.26 0.05
R-3 1,000.00 1,030.03 3.02 1,000.00 1,022.23 3.01 0.59
R-5 1,000.00 1,031.67 1.43 1,000.00 1,023.79 1.43 0.28
R-6 1,000.00 1,032.45 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2045
Fund
Class J 1,000.00 1,029.75 1.53 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 1,031.33 0.26 1,000.00 1,024.95 0.26 0.05
R-3 1,000.00 1,028.05 3.02 1,000.00 1,022.23 3.01 0.59
R-5 1,000.00 1,030.53 1.43 1,000.00 1,023.79 1.43 0.28
R-6 1,000.00 1,032.13 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2050
Fund
Class J 1,000.00 1,029.51 1.53 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 1,031.12 0.26 1,000.00 1,024.95 0.26 0.05
R-3 1,000.00 1,027.87 3.02 1,000.00 1,022.23 3.01 0.59
R-5 1,000.00 1,029.51 1.43 1,000.00 1,023.79 1.43 0.28
R-6 1,000.00 1,031.12 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2055
Fund
Class J 1,000.00 1,029.24 1.53 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 1,030.82 0.26 1,000.00 1,024.95 0.26 0.05
R-3 1,000.00 1,026.76 3.01 1,000.00 1,022.23 3.01 0.59
R-5 1,000.00 1,029.20 1.43 1,000.00 1,023.79 1.43 0.28
R-6 1,000.00 1,029.96 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2060
Fund
Class J 1,000.00 1,028.92 1.53 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 1,030.42 0.26 1,000.00 1,024.95 0.26 0.05
R-3 1,000.00 1,027.22 3.01 1,000.00 1,022.23 3.01 0.59
R-5 1,000.00 1,029.62 1.43 1,000.00 1,023.79 1.43 0.28
R-6 1,000.00 1,030.38 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2065
Fund
Class J 1,000.00 1,030.02 1.54 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 1,031.81 0.26 1,000.00 1,024.95 0.26 0.05
R-3 1,000.00 1,029.03 3.02 1,000.00 1,022.23 3.01 0.59
R-5 1,000.00 1,030.90 1.43 1,000.00 1,023.79 1.43 0.28
R-6 1,000.00 1,067.76 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid Income
Fund
Class J 1,000.00 1,035.34 1.54 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 1,037.18 0.26 1,000.00 1,024.95 0.26 0.05
R-3 1,000.00 1,034.35 3.03 1,000.00 1,022.23 3.01 0.59
R-5 1,000.00 1,035.27 1.44 1,000.00 1,023.79 1.43 0.28
R-6 1,000.00 1,037.14 0.10 1,000.00 1,025.10 0.10 0.02

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2019 (unaudited)
618
Actual Hypothetical
Beginning
Account
Value May 1,
2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Beginning
Account Value
May 1, 2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Annualized
Expense
Ratio
Principal LifeTime Strategic Income
Fund
Class J $ 1,000.00 $ 1,036.35 $ 1.23 $ 1,000.00 $ 1,024.00 $ 1.22 0.24%
Institutional 1,000.00 1,037.85 0.15 1,000.00 1,025.05 0.15 0.03
R-1 1,000.00 1,032.69 4.56 1,000.00 1,020.72 4.53 0.89
R-2 1,000.00 1,034.40 3.90 1,000.00 1,021.37 3.87 0.76
R-3 1,000.00 1,034.78 2.97 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 1,036.41 2.00 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 1,036.16 1.39 1,000.00 1,023.84 1.38 0.27
Real Estate Securities Fund
Class J 1,000.00 1,128.54 6.17 1,000.00 1,019.41 5.85 1.15
Institutional 1,000.00 1,129.72 4.88 1,000.00 1,020.62 4.63 0.91
R-1 1,000.00 1,125.28 9.00 1,000.00 1,016.74 8.54 1.68
R-2 1,000.00 1,126.50 8.31 1,000.00 1,017.39 7.88 1.55
R-3 1,000.00 1,127.09 7.35 1,000.00 1,018.30 6.97 1.37
R-4 1,000.00 1,127.98 6.33 1,000.00 1,019.26 6.01 1.18
R-5 1,000.00 1,128.76 5.69 1,000.00 1,019.86 5.40 1.06
R-6 1,000.00 1,130.27 4.35 1,000.00 1,021.12 4.13 0.81
SAM Balanced Portfolio
Class J 1,000.00 1,038.01 2.26 1,000.00 1,022.99 2.24 0.44
Institutional 1,000.00 1,038.70 1.49 1,000.00 1,023.74 1.48 0.29
R-1 1,000.00 1,034.82 5.95 1,000.00 1,019.36 5.90 1.16
R-2 1,000.00 1,035.63 5.28 1,000.00 1,020.01 5.24 1.03
R-3 1,000.00 1,035.97 4.36 1,000.00 1,020.92 4.33 0.85
R-4 1,000.00 1,037.32 3.39 1,000.00 1,021.88 3.36 0.66
R-5 1,000.00 1,038.17 2.77 1,000.00 1,022.48 2.75 0.54
SAM Conservative Balanced
Portfolio
Class J 1,000.00 1,038.05 2.31 1,000.00 1,022.94 2.29 0.45
Institutional 1,000.00 1,039.52 1.54 1,000.00 1,023.69 1.53 0.30
R-1 1,000.00 1,034.51 5.95 1,000.00 1,019.36 5.90 1.16
R-2 1,000.00 1,035.01 5.28 1,000.00 1,020.01 5.24 1.03
R-3 1,000.00 1,036.81 4.36 1,000.00 1,020.92 4.33 0.85
R-4 1,000.00 1,037.15 3.39 1,000.00 1,021.88 3.36 0.66
R-5 1,000.00 1,038.34 2.77 1,000.00 1,022.48 2.75 0.54
SAM Conservative Growth Portfolio
Class J 1,000.00 1,038.79 2.31 1,000.00 1,022.94 2.29 0.45
Institutional 1,000.00 1,039.42 1.54 1,000.00 1,023.69 1.53 0.30
R-1 1,000.00 1,034.93 5.95 1,000.00 1,019.36 5.90 1.16
R-2 1,000.00 1,035.54 5.28 1,000.00 1,020.01 5.24 1.03
R-3 1,000.00 1,036.35 4.36 1,000.00 1,020.92 4.33 0.85
R-4 1,000.00 1,037.74 3.39 1,000.00 1,021.88 3.36 0.66
R-5 1,000.00 1,037.83 2.77 1,000.00 1,022.48 2.75 0.54
SAM Flexible Income Portfolio
Class J 1,000.00 1,041.12 2.21 1,000.00 1,023.04 2.19 0.43
Institutional 1,000.00 1,042.33 1.65 1,000.00 1,023.59 1.63 0.32
R-1 1,000.00 1,037.36 5.96 1,000.00 1,019.36 5.90 1.16
R-2 1,000.00 1,038.29 5.29 1,000.00 1,020.01 5.24 1.03
R-3 1,000.00 1,038.73 4.37 1,000.00 1,020.92 4.33 0.85
R-4 1,000.00 1,039.57 3.39 1,000.00 1,021.88 3.36 0.66
R-5 1,000.00 1,040.40 2.78 1,000.00 1,022.48 2.75 0.54
SAM Strategic Growth Portfolio
Class J 1,000.00 1,038.22 2.36 1,000.00 1,022.89 2.35 0.46
Institutional 1,000.00 1,039.45 1.54 1,000.00 1,023.69 1.53 0.30
R-1 1,000.00 1,035.10 5.95 1,000.00 1,019.36 5.90 1.16
R-2 1,000.00 1,035.38 5.28 1,000.00 1,020.01 5.24 1.03
R-3 1,000.00 1,036.56 4.36 1,000.00 1,020.92 4.33 0.85
R-4 1,000.00 1,037.42 3.39 1,000.00 1,021.88 3.36 0.66
R-5 1,000.00 1,037.53 2.77 1,000.00 1,022.48 2.75 0.54

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2019 (unaudited)
619
Actual Hypothetical
Beginning
Account
Value May 1,
2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Beginning
Account Value
May 1, 2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Annualized
Expense
Ratio
Short-Term Income Fund
Class J $ 1,000.00 $ 1,023.54 $ 3.42 $ 1,000.00 $ 1,021.83 $ 3.41 0.67%
Institutional 1,000.00 1,024.79 2.19 1,000.00 1,023.04 2.19 0.43
R-1 1,000.00 1,020.35 6.57 1,000.00 1,018.70 6.56 1.29
R-2 1,000.00 1,021.02 5.91 1,000.00 1,019.36 5.90 1.16
R-3 1,000.00 1,021.94 4.99 1,000.00 1,020.27 4.99 0.98
R-4 1,000.00 1,022.94 4.03 1,000.00 1,021.22 4.02 0.79
R-5 1,000.00 1,024.36 3.42 1,000.00 1,021.83 3.41 0.67
SmallCap Fund
Class J 1,000.00 985.05 5.35 1,000.00 1,019.81 5.45 1.07
Institutional 1,000.00 986.01 4.25 1,000.00 1,020.92 4.33 0.85
R-1 1,000.00 981.86 8.14 1,000.00 1,016.99 8.29 1.63
R-2 1,000.00 982.60 7.50 1,000.00 1,017.64 7.63 1.50
R-3 1,000.00 983.39 6.60 1,000.00 1,018.55 6.72 1.32
R-4 1,000.00 984.12 5.65 1,000.00 1,019.51 5.75 1.13
R-5 1,000.00 984.97 5.05 1,000.00 1,020.11 5.14 1.01
R-6 1,000.00 986.45 3.81 1,000.00 1,021.37 3.87 0.76
SmallCap Growth Fund I
Class J 1,000.00 973.79 6.67 1,000.00 1,018.45 6.82 1.34
Institutional 1,000.00 975.33 5.08 1,000.00 1,020.06 5.19 1.02
R-1 1,000.00 971.96 9.29 1,000.00 1,015.78 9.50 1.87
R-2 1,000.00 971.95 8.65 1,000.00 1,016.43 8.84 1.74
R-3 1,000.00 972.27 7.76 1,000.00 1,017.34 7.93 1.56
R-4 1,000.00 973.47 6.81 1,000.00 1,018.30 6.97 1.37
R-5 1,000.00 974.88 6.22 1,000.00 1,018.90 6.36 1.25
R-6 1,000.00 975.29 4.93 1,000.00 1,020.21 5.04 0.99
SmallCap S&P 600 Index Fund
Class J 1,000.00 995.77 2.26 1,000.00 1,022.94 2.29 0.45
Institutional 1,000.00 996.42 1.31 1,000.00 1,023.89 1.33 0.26
R-1 1,000.00 992.71 5.22 1,000.00 1,019.96 5.30 1.04
R-2 1,000.00 993.32 4.57 1,000.00 1,020.62 4.63 0.91
R-3 1,000.00 994.16 3.67 1,000.00 1,021.53 3.72 0.73
R-4 1,000.00 995.38 2.72 1,000.00 1,022.48 2.75 0.54
R-5 1,000.00 995.79 2.11 1,000.00 1,023.09 2.14 0.42
R-6 1,000.00 997.21 0.86 1,000.00 1,024.35 0.87 0.17
SmallCap Value Fund II
Class J 1,000.00 988.36 7.32 1,000.00 1,017.85 7.43 1.46
Institutional 1,000.00 991.54 4.97 1,000.00 1,020.21 5.04 0.99
R-1 1,000.00 987.29 9.22 1,000.00 1,015.93 9.35 1.84
R-2 1,000.00 987.58 8.57 1,000.00 1,016.59 8.69 1.71
R-3 1,000.00 989.13 7.67 1,000.00 1,017.49 7.78 1.53
R-4 1,000.00 989.32 6.72 1,000.00 1,018.45 6.82 1.34
R-5 1,000.00 990.41 6.12 1,000.00 1,019.06 6.21 1.22
R-6 1,000.00 991.53 4.82 1,000.00 1,020.37 4.89 0.96
Tax-Exempt Bond Fund
Institutional 1,000.00 1,042.56 2.99 1,000.00 1,022.28 2.96 0.58
Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Institutional 1,000.00 1,042. 60 2. 68 1,000.00 1,022. 55 2. 65 0.5 2
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2019, July 2019, August 2019,
September 2019, October 2019 and November 2019 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
June 2019
Fund Net Income Realized Gain Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund 0.00% 100.00% 0.00%
Global Diversified Income Fund 57.33 0.00 42.67
Global Real Estate Securities Fund 45.14 54.86 0.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 27.66 0.00 72.34
Income Fund 0.00 0.00 100.00
SAM Balanced Portfolio 99.91 0.09 0.00
SAM Flexible Income Portfolio 87.43 0.00 12.57
July 2019
Fund Net Income Realized Gain Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund 51.10% 48.90% 0.00%
Global Diversified Income Fund 57.81 0.00 42.19
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 26.54 0.00 73.46
Income Fund 0.00 0.00 100.00
August 2019
Fund Net Income Realized Gain Capital Sources
Global Diversified Income Fund 69.15% 0.00% 30.85%
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 14.56 0.00 85.44
Income Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 84.51 0.00 15.49
September 2019
Fund Net Income Realized Gain Capital Sources
Global Diversified Income Fund 88.18% 0.00% 11.82%
Global Real Estate Securities Fund 3.06 96.94 0.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 13.11 0.00 86.89
Income Fund 0.00 0.00 100.00
SAM Balanced Portfolio 78.34 21.66 0.00
SAM Conservative Balanced Portfolio 89.68 10.32 0.00
October 2019
Fund Net Income Realized Gain Capital Sources
Global Diversified Income Fund 84.96% 0.00% 15.04%
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 91.71 0.00 8.29
High Yield Fund 10.88 0.00 89.12
Income Fund 6.36 0.00 93.64

Principal Funds, Inc.
(unaudited)

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
November 2019
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 21.95% 0.00% 78.05%
Global Diversified Income Fund 86.24 0.00 13.76
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 78.67 0.00 21.33
High Yield Fund 7.47 0.00 92.53
Income Fund 14.69 0.00 85.31
SAM Flexible Income Portfolio 71.33 0.00 28.67
Tax-Exempt Bond Fund 86.78 0.00 13.22

FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 129 Durango Herald, Inc.;
McClatchy Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
1951
Retired. 129 McClatchy Newspapers, Inc.;
Frontier Communications,
Inc.; formerly, Herbalife Ltd.
Craig Damos
Director since 2008
Member, Audit Committee Member,
15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 129 None
Mark A. Grimmett
Lead Independent Director since 2011
Director since 2004
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
129 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 129 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 129 Armstrong World Industries,
Inc. and Equity Lifestyle
Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC.
Formerly, General Counsel, Investment Company
Institute
129 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Formerly, Executive Director, Herman Miller
Foundation; Formerly President, Herman Miller
Healthcare
129 SpartanNash; formerly:
Charlotte Russe; Follet
Corporation; PetSmart;
Spectrum Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 129 Denbury Resources Inc.
and Helmerich & Payne;
Formerly: Brown Advisory;
B/E Aerospace; WP Carey;
Nalco (and its successor
Ecolab)

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Director since 2019
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
129 None
Patrick Halter
Director since 2017
Member, Executive Committee
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
129 None

The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Jennifer A. Block
Deputy Chief Compliance Officer
Des Moines, IA 50392
1973
Vice President and Counsel (2017-2018)
Assistant Counsel (2010-2017)
Assistant Secretary (2015-2018)
Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Senior Vice President, OppenheimerFunds (2011-
2019)
Principal Executive Officer, OC Private Capital
(2017-2019)
Tracy Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Prior thereto, Attorney in Private Practice
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2013, 2014-2017)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
John Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated March 1, 2019, and the Statement of Additional Information dated
March 1, 2019. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024
or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Fund. The Board is expected to review the operation and effectiveness of the Program in June 2020.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) an amended sub-advisory agreement between Brown Advisory, LLC (“Brown”) and Principal Global Investors, LLC (the “Manager” or “PGI”) with respect to the
LargeCap Growth Fund I; and (2) the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds.
Brown Sub-Advisory Agreement – LargeCap Growth Fund I
On June 11, 2019, the Board considered for the LargeCap Growth Fund I (the “Fund”) the approval of an amended sub-advisory agreement
(the “Sub-advisory Agreement”) between the Manager and Brown Advisory, LLC (the “Sub-advisor”) in connection with a proposal to add a breakpoint to the sub-advisory fee schedule.
Nature, Quality and Extent of Services
The Board reviewed materials received from the Manager regarding the proposed amendment to the Fund’s Sub-advisory Agreement and noted that because the sub-advisory fee was paid by the Manager, the addition of a breakpoint to the sub-advisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Sub-advisor provides to the Fund and that the Sub-advisor’s obligations under the Sub-advisory
Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Sub-advisory Agreement other than the addition of a breakpoint to the sub-advisory fee schedule.
The Board considered that they had last approved the Sub-advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-advisor under the Sub advisory Agreement and had concluded, based upon the information provided, that the terms of the Sub-advisory Agreement were reasonable and that approval of the Sub-advisory
Agreement was in the best interests of the Fund.
Overall Conclusions
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Sub-
advisory Agreement.
Annual Review and Renewal of Management Agreement and Subadvisory Agreements
At its September 10, 2019 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act
(the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors,
LLC (the “Manager”) and PFI, on behalf of each of the sixty-four (64) series of PFI (each series is referred to as a “Fund”) (2) the Sub-
advisory Agreements between the Manager and each of AllianceBernstein L.P.; Barrow Hanley Mewhinney & Strauss, LLC; BlackRock
Financial Management, Inc.; BlackRock International Limited; Brown Advisory, LLC; Causeway Capital Management LLC; Columbus
Circle Investors; DDJ Capital Management, LLC; Eagle Asset Management, Inc.; Emerald Advisers, LLC; Finisterre Capital LLP; Hotchkis
and Wiley Capital Management, LLC; Logan Circle Partners, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Mellon
Investments Corporation; Neuberger Berman Investment Advisers LLC; Origin Asset Management LLP; Post Advisory Group, LLC;
Principal Real Estate Investors, LLC; Robert W. Baird & Co. Incorporated; Spectrum Asset Management, Inc.; T. Rowe Price Associates,
Inc.; Vaughan Nelson Investment Management, LP; Victory Capital Management Inc.; W. H. Reaves & Co., Inc.; and Westwood Management
Corp.; (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the
“Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreements
The Board considered, among other factors, that the Manager, along with Principal Management Corporation, the previous investment advisor to the Funds that merged with and into the Manager on May 1, 2017, and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. In addition, the Board considered the following factors for each of the Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund.

Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreements.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the sub-advisors. The Board noted that the Manager’s process for the selection of Sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-
advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the Funds’ compliance history. The Board noted that they had reviewed and discussed information regarding the cost and quality of Fund portfolio transactions, including best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds, and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2019 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2019, and compared those returns to various agreed-upon performance measures, including, for all Funds other than the Government Money Market
Fund and the Money Market Fund, peer group data based upon a broad-based, industry category determined by Broadridge (“Performance
Universe”). For the Government Money Market Fund and the Money Market Fund, comparative performance information was provided by
I-Money Net.
For Funds or Sub-advisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2019, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2019, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance.
There were certain Funds, and certain Sub-advisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-
term performance of each such Fund or Sub-advisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or Sub advisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Sub-advisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub advisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee rate. For each Fund, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management fee rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class A shares, in each case as available, to investment advisory fee rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense
Universe”).
For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.
In evaluating the management fee rates, the Board considered a variety of factors, including the fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2018.The Board considered that certain Funds with similar investment strategies and policies have different management fees and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the third quartile or better when compared to their
Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.
Profitability
The Board reviewed detailed information regarding revenues PGI received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended
December 31, 2018. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-advisors (Columbus Circle Investors, Finisterre Capital LLP, Origin Asset Management LLP, Post Advisory Group, LLC,
Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to PGI and its affiliates for the year ended December 31, 2018. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2018 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale. The Board noted
that the Principal LifeTime Funds and the Principal LifeTime Hybrid Funds do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fee schedules for the Government Money Market Fund, International Equity Index Fund, LargeCap
S&P 500 Index Fund, MidCap S&P 400 Index Fund, and SmallCap S&P 600 Index Fund do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain actions previously taken by the Board.
With regard to the LargeCap Growth Fund, the Board noted that the Board had previously approved the reorganization of the Fund into the
LargeCap Growth Fund I, subject to shareholder approval. The Board noted that the LargeCap Growth Fund’s contractual management fee rate, net management fee rate and total net expense ratio on the basis of Class A shares were in the first or second quartiles (14th, 21st and
29th percentiles, respectively) in the Expense Group and that the renewal of the Management Agreement would allow the Fund to operate until completion of the reorganization or provide for continuous operation of the Fund going forward in the event Fund shareholders do not approve the reorganization.
Sub-advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-advisor, the investment approach of the Sub-advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-advisors to the sub-advised Funds under the Sub-
advisory Agreements are satisfactory.
With respect to each Sub-advisory Agreement for which management proposed an amendment that would result in a reduction in the sub-
advisory fee rate, the Board considered the Manager’s representation that the amendment would not reduce the nature, quality or extent of the services the Sub-advisor provides and that the Sub-advisor’s obligations under the Sub advisory Agreement would remain the same in all material respects.

Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-advisor is qualified and that either: (1) the investment performance of the Sub-advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub advised funds in the Expense Group and, if available, the Expense Universe.
With regard to the MidCap Growth Fund III, the Board accepted management’s proposals to amend the Fund’s Sub-advisory Agreements with each of Eagle Asset Management, Inc. and Robert W. Baird & Co. Incorporated to reduce the sub-advisory fee rates payable at each asset level and considered both the amended sub-advisory fee schedules and the pro forma rankings of the reduced sub-advisory fee rates in concluding that the Sub-advisory Agreements, as amended, should be renewed.
With regard to the Overseas Fund, the Board accepted management’s proposal to amend the Fund’s Sub-advisory Agreement with Barrow,
Hanley, Mewhinney, Strauss, LLC to reduce the sub-advisory fee rate payable at each asset level and considered both the amended sub-
advisory fee schedule and the pro forma ranking of the reduced sub-advisory fee rate in concluding that the Sub-advisory Agreement, as amended, should be renewed.
With regard to the SmallCap Growth Fund I, the Board accepted management’s proposals to amend the Fund’s Sub-advisory Agreement with
AllianceBernstein, L.P. to reduce the sub advisory fee rate payable at each asset level and to amend the Fund’s Sub-advisory Agreements with each of Brown Advisory, LLC and Emerald Advisers, LLC to reduce the sub advisory fee rates payable at certain asset levels and considered both the amended sub advisory fee schedules and the pro forma rankings of the reduced sub-advisory fee rates in concluding that the Sub-
advisory Agreements, as amended, should be renewed.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-advisor. The Board considered the profitability of the affiliated Sub advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-advisor when evaluating the sub advisory fees. The Board considered as a part of this analysis each Sub-advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub advisor were appropriate.
Special Circumstances
With regard to the LargeCap Growth Fund, the Board noted that the Board had previously approved the reorganization of the Fund into the
LargeCap Growth Fund I, subject to shareholder approval. The Board noted that the renewal of the Sub-advisory Agreement with Columbus
Circle Investors would allow the Fund to operate until completion of the reorganization or provide for continuous operation of the Fund going forward in the event Fund shareholders do not approve the reorganization.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Joint Annual Meeting of Shareholders
Principal Funds, Inc.
Held May 22, 2019
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following funds:
6b. Approval of an amended fundamental investment restriction relating to diversification for the following fund:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following funds:
6d. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
Joint Annual Meeting of Shareholders
Principal Funds, Inc.
Held June 20, 2019 (Related to Proposals adjourned at May 22, 2019 meeting)
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
For Against Abstain Broker Non-Vote
California Municipal Fund 11,147,641.056 1,001,733.174 1,144,378.132 6,427,670.447
Inflation Protection Fund 171,452,001.175 16,500,313.261 112,098.380 823,321.032
SAM Conservative Growth Portfolio 77,695,755.223 34,392,017.140 6,086,172.418 20,522,506.309
SAM Strategic Growth Portfolio 54,248,595.165 4,602,672.190 8,942,924.050 10,844,557.711
Tax-Exempt Bond Fund 18,769,135.911 977,980.721 940,405.171 10,425,649.555
For Against Abstain Broker Non-Vote
California Municipal Fund 11,183,925.733 991,358.003 1,118,508.626 6,427,670.447
Inflation Protection Fund 148,012,604.346 39,693,342.031 358,466.439 823,321.032
SAM Conservative Growth Portfolio 78,087,381.374 35,190,199.220 4,896,364.187 20,522,506.309
SAM Strategic Growth Portfolio 54,120,116.110 6,917,565.639 6,756,509.656 10,844,557.711
SmallCap Fund 14,896,819.434 2,876,329.505 887,681.394 3,355,843.658
Tax-Exempt Bond Fund 18,794,885.956 1,012,794.440 879,841.407 10,425,649.555
For Against Abstain Broker Non-Vote
California Municipal Fund 11,657,882.691 463,905.582 1,172,004.089 6,427,670.447
Principal LifeTime 2060 Fund 11,038,932.411 5,454,092.695 5,580,355.491 114,106.690
SAM Conservative Growth Portfolio 82,134,705.726 32,719,222.696 3,320,016.359 20,522,506.309
Tax-Exempt Bond Fund 19,151,990.445 485,106.953 1,050,424.405 10,425,649.555
For Against Abstain Broker Non-Vote
California Municipal Fund 11,826,225.352 407,741.124 1,059,825.886 6,427,670.447
For Against Abstain Broker Non-Vote
California Municipal Fund 11,763,940.776 382,965.979 1,146,885.617 6,427,670.447
Tax-Exempt Bond Fund 19,110,735.335 486,147.318 1,090,639.150 10,425,649.555
For Against Abstain Broker Non-Vote
SAM Conservative Growth Portfolio 81,093,635.444 33,745,904.470 3,334,404.867 20,522,506.309
For Against Abstain Broker Non-Vote
California Municipal Fund 13,821,958.102 1,183,048.371 1,322,510.320 5,752,175.038
SAM Conservative Growth Portfolio 108,560,363.995 6,606,826.451 5,182,281.028 19,655,837.771
Tax-Exempt Bond Fund 22,677,026.756 1,057,608.062 1,289,900.326 9,582,241.208

5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following funds:
6b. Approval of an amended fundamental investment restriction relating to diversification for the following fund:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
6d. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
Joint Annual Meeting of Shareholders
Principal Funds, Inc.
Held June 21, 2019 (Related to Proposals adjourned at May 22, 2019 and June 20, 2019 meetings)
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following fund:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following fund:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following fund:
For Against Abstain Broker Non-Vote
California Municipal Fund 13,851,798.464 1,172,403.246 1,303,315.083 5,752,175.038
SAM Conservative Growth Portfolio 109,029,722.259 7,226,100.812 4,039,648.403 19,655,837.771
Tax-Exempt Bond Fund 22,665,921.823 1,087,321.541 1,271,291.780 9,582,241.208
For Against Abstain Broker Non-Vote
California Municipal Fund 14,446,051.569 529,322.835 1,352,142.389 5,752,175.038
Principal LifeTime 2060 Fund 13,909,092.795 1,020,840.960 7,143,446.842 114,106.690
SAM Conservative Growth Portfolio 110,959,931.724 5,987,934.549 3,401,605.201 19,655,837.771
Tax-Exempt Bond Fund 23,082,460.442 460,564.329 1,481,510.373 9,582,241.208
For Against Abstain Broker Non-Vote
California Municipal Fund 14,594,771.939 494,626.196 1,238,118.658 5,752,175.038
For Against Abstain Broker Non-Vote
California Municipal Fund 14,574,844.928 422,678.207 1,329,993.658 5,752,175.038
Tax-Exempt Bond Fund 23,032,454.855 494,908.832 1,497,171.567 9,582,241.208
For Against Abstain Broker Non-Vote
SAM Conservative Growth Portfolio 110,840,329.089 6,110,683.377 3,398,459.008 19,655,837.771
For Against Abstain Broker Non-Vote
California Municipal Fund 13,831,203.429 1,183,839.772 1,323,395.166 5,257,015.781
Tax-Exempt Bond Fund 22,756,702.662 1,078,000.376 1,289,936.811 9,055,486.136
For Against Abstain Broker Non-Vote
California Municipal Fund 13,861,063.783 1,173,187.546 1,304,187.038 5,257,015.781
Tax-Exempt Bond Fund 22,666,561.675 1,186,750.445 1,271,327.729 9,055,486.136
For Against Abstain Broker Non-Vote
California Municipal Fund 14,455,714.369 529,767.991 1,353,047.007 5,257,015.781
Tax-Exempt Bond Fund 23,162,147.811 480,939.756 1,481,552.282 9,055,486.136

6b. Approval of an amended fundamental investment restriction relating to diversification for the following fund:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
Special Meeting of Shareholders
Principal Funds, Inc.
Held June 21, 2019
Approval of a new sub-advisory agreement with Post Advisory Group, LLC for the following fund:
Special Meeting of Shareholders
Principal Funds, Inc.
Held October 4, 2019
Approval of a plan of acquisition providing for the reorganization of the LargeCap Growth Fund into the LargeCap Growth Fund I:
For Against Abstain Broker Non-Vote
California Municipal Fund 14,604,534.257 494,957.083 1,238,947.027 5,257,015.781
For Against Abstain Broker Non-Vote
California Municipal Fund 14,584,593.918 422,961.031 1,330,883.418 5,257,015.781
Tax-Exempt Bond Fund 23,132,503.216 494,922.833 1,497,213.800 9,055,486.136
For Against Abstain Broker Non-Vote
High Income Fund 337,460,508.242 342.481 4,607,800.743 -
For Against Abstain Broker Non-Vote
LargeCap Growth Fund I 52,411,826.318 1,914,907.949 9,054,382.836 -

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2019 (unaudited)
634
Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended October 31,
2019 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2019 , that qualifies for the DRD are as follows:
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The QDI percentages of ordinary income distributions are as follows:
DRD DRD
Core Plus Bond Fund 1.11% Principal LifeTime 2055 Fund 39.40%
Equity Income Fund 82.67 Principal LifeTime 2060 Fund 43.06
Global Diversified Income Fund 8.73 Principal LifeTime 2065 Fund 27.37
Global Real Estate Securities Fund 0.33 Principal LifeTime Hybrid 2015 Fund 18.14
High Income Fund 0.08 Principal LifeTime Hybrid 2020 Fund 22.63
High Yield Fund 0.02 Principal LifeTime Hybrid 2025 Fund 28.41
Income Fund 2.46 Principal LifeTime Hybrid 2030 Fund 33.56
International Emerging Markets Fund 0.05 Principal LifeTime Hybrid 2035 Fund 38.80
LargeCap Growth Fund I 100.00 Principal LifeTime Hybrid 2040 Fund 43.25
LargeCap S&P 500 Index Fund 99.27 Principal LifeTime Hybrid 2045 Fund 47.15
LargeCap Value Fund III 78.51 Principal LifeTime Hybrid 2050 Fund 50.60
MidCap Fund 100.00 Principal LifeTime Hybrid 2055 Fund 52.74
MidCap Growth Fund III 39.43 Principal LifeTime Hybrid 2060 Fund 53.93
MidCap S&P 400 Index Fund 70.50 Principal LifeTime Hybrid 2065 Fund 39.66
MidCap Value Fund I 66.28 Principal LifeTime Hybrid Income Fund 10.75
Overseas Fund 0.09 Principal LifeTime Strategic Income Fund 8.58
Principal Capital Appreciation Fund 79.02 Real Estate Securities Fund 0.79
Principal LifeTime 2010 Fund 12.09 SAM Balanced Portfolio 31.08
Principal LifeTime 2015 Fund 15.13 SAM Conservative Balanced Portfolio 22.17
Principal LifeTime 2020 Fund 17.46 SAM Conservative Growth Portfolio 43.85
Principal LifeTime 2025 Fund 21.00 SAM Flexible Income Portfolio 17.44
Principal LifeTime 2030 Fund 24.67 SAM Strategic Growth Portfolio 41.61
Principal LifeTime 2035 Fund 26.44 SmallCap Fund 31.89
Principal LifeTime 2040 Fund 28.66 SmallCap Growth Fund I 23.22
Principal LifeTime 2045 Fund 32.01 SmallCap S&P 600 Index Fund 78.92
Principal LifeTime 2050 Fund 33.36 SmallCap Value Fund II 56.07
QDI QDI
Core Plus Bond Fund 2.82% Principal LifeTime 2050 Fund 62.79%
Diversified International Fund 100.00 Principal LifeTime 2055 Fund 74.22
Equity Income Fund 100.00 Principal LifeTime 2060 Fund 75.42
Finisterre Unconstrained Emerging Markets Bond
Fund 0.75 Principal LifeTime 2065 Fund 51.31
Global Diversified Income Fund 15.22 Principal LifeTime Hybrid 2015 Fund 23.85
Global Real Estate Securities Fund 28.05 Principal LifeTime Hybrid 2020 Fund 30.53
High Income Fund 0.10 Principal LifeTime Hybrid 2025 Fund 40.60
High Yield Fund 0.03 Principal LifeTime Hybrid 2030 Fund 49.24
Income Fund 2.46 Principal LifeTime Hybrid 2035 Fund 56.01
International Emerging Markets Fund 100.00 Principal LifeTime Hybrid 2040 Fund 62.54
International Fund I 100.00 Principal LifeTime Hybrid 2045 Fund 68.62
LargeCap Growth Fund I 100.00 Principal LifeTime Hybrid 2050 Fund 74.51
LargeCap S&P 500 Index Fund 100.00 Principal LifeTime Hybrid 2055 Fund 76.77
LargeCap Value Fund III 86.50 Principal LifeTime Hybrid 2060 Fund 78.27
MidCap Fund 100.00 Principal LifeTime Hybrid 2065 Fund 59.29
MidCap Growth Fund III 42.18 Principal LifeTime Hybrid Income Fund 13.49
MidCap S&P 400 Index Fund 75.81 Principal LifeTime Strategic Income Fund 18.41
MidCap Value Fund I 69.27 Real Estate Securities Fund 7.27
Overseas Fund 100.00 SAM Balanced Portfolio 54.00
Principal Capital Appreciation Fund 83.04 SAM Conservative Balanced Portfolio 38.29
Principal LifeTime 2010 Fund 24.47 SAM Conservative Growth Portfolio 73.70
Principal LifeTime 2015 Fund 30.61 SAM Flexible Income Portfolio 29.14
Principal LifeTime 2020 Fund 35.50 SAM Strategic Growth Portfolio 73.34
Principal LifeTime 2025 Fund 42.57 SmallCap Fund 33.04

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2019 (unaudited)
635
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended October 31, 2019 , are as follows:
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
QDI QDI
Principal LifeTime 2030 Fund 48.19% SmallCap Growth Fund I 24.45%
Principal LifeTime 2035 Fund 50.25 SmallCap S&P 600 Index Fund 80.33
Principal LifeTime 2040 Fund 54.09 SmallCap Value Fund II 58.31
Principal LifeTime 2045 Fund 60.43
Foreign Taxes
Per Share
Foreign Taxes
Per Share
Diversified International Fund $ 0.0327 Principal LifeTime Hybrid 2015 Fund $ 0.0017
Finisterre Unconstrained Emerging Markets Bond
Fund 0.0059 Principal LifeTime Hybrid 2020 Fund 0.0020
International Emerging Markets Fund 0.1071 Principal LifeTime Hybrid 2025 Fund 0.0029
International Fund I 0.0413 Principal LifeTime Hybrid 2030 Fund 0.0038
Overseas Fund 0.0326 Principal LifeTime Hybrid 2035 Fund 0.0044
Principal LifeTime 2010 Fund 0.0040 Principal LifeTime Hybrid 2040 Fund 0.0047
Principal LifeTime 2015 Fund 0.0045 Principal LifeTime Hybrid 2045 Fund 0.0046
Principal LifeTime 2020 Fund 0.0073 Principal LifeTime Hybrid 2050 Fund 0.0056
Principal LifeTime 2025 Fund 0.0068 Principal LifeTime Hybrid 2055 Fund 0.0045
Principal LifeTime 2030 Fund 0.0098 Principal LifeTime Hybrid 2060 Fund 0.0048
Principal LifeTime 2035 Fund 0.0093 Principal LifeTime Hybrid 2065 Fund 0.0043
Principal LifeTime 2040 Fund 0.0122 Principal LifeTime Hybrid Income Fund 0.0009
Principal LifeTime 2045 Fund 0.0107 Principal LifeTime Strategic Income Fund 0.0024
Principal LifeTime 2050 Fund 0.0134 SAM Balanced Portfolio 0.0061
Principal LifeTime 2055 Fund 0.0111 SAM Conservative Balanced Portfolio 0.0032
Principal LifeTime 2060 Fund 0.0110 SAM Conservative Growth Portfolio 0.0103
Principal LifeTime 2065 Fund 0.0071 SAM Strategic Growth Portfolio 0.0139

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2019 Principal Financial Services, Inc. | FV401-13 | 10/2019 | 978214

Principal Funds: Equity & Fixed-Income Funds
Class A & C Shares
Annual Report
October 31, 2019
Beginning on May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
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broker for electronic delivery options available.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Letter from the President 1
Economic & Financial Market Review 2
California Municipal Fund (unaudited) 4
Core Plus Bond Fund (unaudited) 6
Diversified International Fund (unaudited) 8
Equity Income Fund (unaudited) 10
Finisterre Unconstrained Emerging Markets Bond Fund (unaudited) 12
Global Diversified Income Fund (unaudited) 14
Global Real Estate Securities Fund (unaudited) 16
Government & High Quality Bond Fund (unaudited) 18
High Income Fund (unaudited) 20
High Yield Fund (unaudited) 22
Income Fund (unaudited) 24
Inflation Protection Fund (unaudited) 26
International Emerging Markets Fund (unaudited) 28
International Fund I (unaudited) 30
LargeCap Growth Fund I (unaudited) 32
LargeCap S&P 500 Index Fund (unaudited) 34
MidCap Fund (unaudited) 36
MidCap Value Fund I (unaudited) 38
Principal Capital Appreciation Fund (unaudited) 40
Real Estate Securities Fund (unaudited) 42
Short-Term Income Fund (unaudited) 44
SmallCap Fund (unaudited) 46
SmallCap Value Fund II (unaudited) 48
Tax-Exempt Bond Fund (unaudited) 50
Financial Statements 52
Notes to Financial Statements 112
Schedules of Investments 147
Financial Highlights (includes performance information) 322
Report of Independent Registered Public Accounting Firm 346
Shareholder Expense Example 348
Supplemental Information 352

1
Kamal Bhatia
President, Principal Funds
GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP
Dear Shareholder,
The world economy is still at a crossroads. One road to further slowdown, the other to recovery. Slivers of good news suggest an upturn is coming, even though there haven’t been clear-cut signs of it. Lately, geopolitical risks dogging business leaders have lessened, and lagged positive impacts of easy central bank policies have become more apparent. The U.S. economy remains resilient. There are grounds to believe
Europe may be enjoying a tentative economic trough. Chinese activity is in a modest uptrend. Better industrial output reports in Korea and Japan hint that the manufacturing recession has started to fade. The global downturn of the last 20 months has been the third since the financial crisis and the biggest risk to this third upturn is flat profits and falling margins, which suggest it may be neither lengthy nor dynamic.
We continue to believe that the most prudent approach for investing is to select a portfolio allocation that is broadly diversified both across and within asset classes. We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you work toward and realize your financial goals.
I am honored to join our team at Principal Funds to continue the heritage of serving you for your retirement and wealth management goals.
Our goal is to meet clients with a variety of capabilities that service their needs and exceed their expectations.
The continued demand for product innovation combined with superior execution skills has become a key differentiator in our business. Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road or closer at hand.
1
Thanks for your continued trust and financial commitment to our funds family.
Sincerely,
Kamal Bhatia
President, Principal Funds
1
Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.
*
All data and market commentary from October 2019 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist and Robin Anderson, Ph.D., senior global economist.

2
Economic & Financial Market Review
The U.S. economy is doing fine. The labor market is robust; business surveys have improved; housing activity is accelerating; and consumer confidence stayed high. U.S. economic growth did decelerate a bit in the third quarter and investment contracted for a second quarter with broad-based weakness likely from trade uncertainty. However, consumers kept things humming with strong spending on durable goods.
Economic momentum may be on the uptick in China, too. Retail sales, industrial production and fixed investment all improved in September.
The Eurozone has been muddling through the world slowdown, but we hear whispers of better things. Third quarter growth in real gross domestic product (GDP) wasn’t as bad as expected, up 0.75%, seasonally adjusted annual rate. Household demand was decent and capital spending was unexpectedly good. The main weakness in Euro area growth has been exports outside the region. Japan is a different story. The two-percentage point rise in the value-added tax on October 1 pulled consumer spending forward, so retail sales will be weak for a while and
GDP may contract. There are some bright spots: industrial production was robust in September; machine tool orders and business surveys seem to be stabilizing; and the jobless rate rose two tenths in September, but, at 2.4%, it’s incredibly low.
Official interest rates keep falling and falling and falling. At the September meeting of the European Central Bank, the Governing Council lowered its official rate. The U.S. Federal Reserve reduced the fed funds rate 0.25% for a third time this year. The recently weaker U.S.
dollar is helping emerging country central banks drop their rates without fear of currency weakness. At the Bank of Japan’s October meeting, officials refrained from pushing rates more negative, but noted that if further action was needed, it would come.
*All data and market commentary from October 2019 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist, and
Robin Anderson, Ph.D., senior global economist.

4
California Municipal Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal California Municipal seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the fund invests at least 80%
of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax.
Allocation to Waste Management, Alameda Corridor Trans. Authority, and Golden State Tobacco Securitization contributed. Allocation to
San Francisco County, Palomar Health, and California State G.O. detracted.
* Securities described in the fund commentary may no longer be held in the fund.

5
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 9.94% 3.92% 5.22% 7/25/89
Including Sales Charge 5.86% 3.13% 4.82%
Class C Shares Excluding Sales Charge 9.01% 3.03% 4.27% 3/1/02
Including Sales Charge 8.01% 3.03% 4.27%
Gross Expense Ratio Net Expense Ratio
Class A Shares
0.83% 0.83%
Class C Shares
1.67% 1.67%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 4.54% (1-year); 3.25% (5-year); 4.50% (10-year)
Class C Shares: 6.81% (1-year); 3.17% (5-year); 3.97% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

6
Core Plus Bond Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal Core Plus Bond seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the fund maintains an average portfolio duration that is within from 75% to 125% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index.
Overweight to investment-grade corporate bonds contributed. Overweight to emerging market debt contributed. Overweight to commercial mortgage-backed securities (CMBS) contributed. Security selection and duration positioning drove underperformance. Security selection within emerging market debt detracted. Out-of-index allocation to below investment-grade corporate bonds detracted. Security selection within below investment-grade corporate bonds detracted.
* Securities described in the fund commentary may no longer be held in the fund.

7
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 10.63% 2.88% 4.20% 6/28/05
Including Sales Charge 6.52% 2.10% 3.80%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.02% 0.89%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 5.07% (1-year); 2.25% (5-year); 3.95% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

8
Diversified International Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal Diversified International seeks long-term growth of capital. The fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the fund typically invests in foreign securities of at least 20 countries. The fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value).
Stock selection in the health care sector contributed, driven by overweight to HOYA Corporation, a multinational Japanese company that produces eyeglass lenses, contact lenses, intraocular lenses, and endoscopes for health care markets, with additional exposure in information technology (IT). Stock selection in Italy also contributed, led by overweight to Enel SpA. an Italian listed integrated utility that generates, supplies, and distributes power. Stock selection in the financials sector also contributed, led by overweight to Brookfield Asset Management, a global asset manager focused on property, renewable power, infrastructure, and private equity assets. Stock selection in the information technology sector detracted, led by an overweight to Wirecard AG, which offers end-to-end payment solutions across almost all areas of electronic payments in both the acquiring and issuing ecosystem. Stock selection in Japan detracted, led by overweight to JXTG Holdings
Inc, Japan's largest petroleum and metals conglomerate. Stock selection in the communication services sector detracted, led by overweight to Ubisoft Entertainment, which engages in the production, publication, and distribution of multimedia, audio-visual, and information technology products.
* Securities described in the fund commentary may no longer be held in the fund.

9
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 8.93% 3.16% 5.52% 6/28/05
Including Sales Charge 2.97% 1.99% 4.93%
Class C Shares Excluding Sales Charge 8.14% 2.41% 4.80% 1/16/07
Including Sales Charge 7.14% 2.41% 4.80%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.31% 1.21%
Class C Shares
2.19% 1.98%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -9.64% (1-year); 1.41% (5-year); 4.36% (10-year)
Class C Shares: -6.00% (1-year); 1.80% (5-year); 4.24% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

10
Equity Income Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal Equity Income seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Allocation to Starbucks contributed on strong fiscal operating results, showing improved comps in China and stronger afternoon business in the U.S. Allocation to Fidelity National Financial contributed to excess performance due to strength in title orders and lower expenses, leading to strong margins. Allocation to Microchip Technology Incorporated contributed as the company achieved greater synergies and paid down debt from its Microsemi acquisition. Allocation to Cimarex detracted as gas prices remained low and investors continued to be concerned that takeaway capacity would not be sufficient for Permian Basin production. Lack of allocation to Procter & Gamble Company detracted from relative results. Lack of allocation to AT&T detracted from relative performance.
* Securities described in the fund commentary may no longer be held in the fund.

11
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 15.12% 9.30% 12.38% 5/31/39
Including Sales Charge 8.80% 8.07% 11.74%
Class C Shares Excluding Sales Charge 14.26% 8.49% 11.55% 3/1/02
Including Sales Charge 13.26% 8.49% 11.55%
Gross Expense Ratio Net Expense Ratio
Class A Shares
0.89% 0.89%
Class C Shares
1.62% 1.62%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 1.99% (1-year); 8.52% (5-year); 11.51% (10-year)
Class C Shares: 6.12% (1-year); 8.95% (5-year); 11.33% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

12
Finisterre Unconstrained Emerging Markets Bond Fund
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisor:
Finisterre Capital LLP
What contributed to or detracted from Fund performance during the fiscal year?*
Principal Finisterre Unconstrained Emerging Markets Bond seeks to generate total returns from current income and capital appreciation. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other fixed-income securities that are tied economically to an emerging market country, and in derivatives on such investments. It uses derivatives to enhance return and to hedge and manage investment risks. The fund is non-diversified.
Positioning in Ukraine was the strongest contributor, as the decision to be long risk on external debt after the first round of presidential elections in April paid off. Egypt was a strong contributor as the strategy benefited from both local currency positions and commitment to owning long external debt positions in the U.S. dollar. Positioning in Brazil corporate credit and currencies was also a contributor, stemming from an election relief rally and hopes for positive developments around the pension reform sustained prices. Foreign exchange
(FX) positioning in Colombian pesos detracted, hampered by earlier market hesitations around emerging market FX during protracted trade discussions between the U.S. and China. The second detractor was Caribbean telco operator Digicel, where bonds declined sharply on weak results and a poorly handled investor call. Argentine risk detracted due to losses on a newly reinitiated credit position.
* Securities described in the fund commentary may no longer be held in the fund.

13
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/18/19 prospectus
Value of a $10,000 Investment* July 11, 2016 - October 31, 2019
1-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge 12.09% 6.58% 7/11/16
Including Sales Charge 7.89% 5.36%
Gross Expense Ratio Net Expense Ratio
Class A Shares
3.91% 1.20%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 4.88% (1-year); 5.12% (since inception)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark is calculated from 7/31/16 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. Finisterre Unconstrained Emerging Markets Bond Blended Index is composed of 33.33% JPM CEMBI Broad Diversified TR USD
Index, 33.33% JPM EMBI Global Diversified TR USD Index and 33.33% JPM GBI-EM Global Diversified TR USD Index.

14
Global Diversified Income Fund
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisors:
DDJ Capital Management, LLC; Finisterre Capital LLP; MetLife Investment Management, LLC; Post Advisory Group, LLC; Principal Real Estate Investors, LLC; Spectrum
Asset Management, Inc.; W.H. Reaves & Co., Inc.
What contributed to or detracted from Fund performance during the fiscal year?*
Principal Global Diversified Income seeks income. The fund generally invests a majority of its assets in fixed income securities, such as high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, it invests in equity securities to provide incremental dividend yields and diversify fixed-income related risks in the fund.
The largest contributor to total return was the commercial mortgage-backed securities (CMBS) sleeve managed by Principal Global Investors.
The CMBS sleeve had very strong selection within AAA-rated securities. The U.S. high yield sleeve managed by Post was a strong contributor. The allocation and selection within the communication sector contributed greatly to Post's yearly total return. Within equities the infrastructure sleeve managed by WH Reaves was the primary contributor. Security selection within the media industry led the contribution.
Within the U.S. high yield allocation, the sleeve managed by DDJ was one of the few detractors. DDJ detracted due to its floating rate debt exposure (floating rate debt underperformed vs. high yield bonds) and weak security selection within consumer non-cyclical and consumer cyclical.
* Securities described in the fund commentary may no longer be held in the fund.

15
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 9.17% 3.90% 7.25% 12/15/08
Including Sales Charge 5.11% 3.11% 6.84%
Class C Shares Excluding Sales Charge 8.30% 3.13% 6.45% 12/15/08
Including Sales Charge 7.30% 3.13% 6.45%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.08% 1.00%
Class C Shares
1.83% 1.75%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 1.90% (1-year); 3.10% (5-year); 6.78% (10-year)
Class C Shares: 4.10% (1-year); 3.10% (5-year); 6.39% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. The primary index changed from the Global Diversified Income Blended Index to the GDI Blended Index. The largest component of each index is shown above.
The GDI Blended Index is composed of 80% Bloomberg Barclays Global Aggregate Index and 20% MSCI World Value Index.

16
Global Real Estate Securities Fund
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisor:
Principal Real Estate Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal Global Real Estate Securities seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.
Overweight to Rexford Industrial Realty, Inc. contributed due to strong operating fundamentals in Southern California and good execution on external growth initiatives. Out-of-index allocation to Interxion Holding contributed as it benefited from improved investor sentiment towards the data center group, more favorable operating fundamentals (network dense model, European pure play, meaningful internal development pipeline) vs. many of its peers, and most recently the pending takeout by DLR. Overweight to Invitation Homes contributed in part due to the benefit from Blackstone partially selling down stake in the company via secondary offerings. Allocation to Sun Hung Kai
Properties detracted. Overweight to Deutsche Wohnen SE detracted due to a Berlin focused portfolio that underperformed after the Berlin
Senate shocked markets by proposing a five-year rental freeze (at levels which could see rents reduced in some areas) and restrictions on capital investments. Allocation to Leopalace21 Corporation detracted as the company showed falling occupancy and profitability.
* Securities described in the fund commentary may no longer be held in the fund.

17
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 22.96% 7.15% 10.42% 10/1/07
Including Sales Charge 16.22% 5.94% 9.80%
Class C Shares Excluding Sales Charge 22.15% 6.32% 9.57% 10/1/07
Including Sales Charge 21.15% 6.32% 9.57%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.31% 1.31%
Class C Shares
2.07% 2.07%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 7.82% (1-year); 6.69% (5-year); 9.13% (10-year)
Class C Shares: 12.24% (1-year); 7.07% (5-year); 8.91% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

18
Government & High Quality Bond Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal Government & High Quality Bond seeks a high level of current income consistent with safety and liquidity. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody's, or, if unrated, in the opinion of those selecting such investments, are of comparable quality including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities.
Security selection within benchmark like securities/sectors contributed. Underweight to 15-year mortgage backed securities (MBS)
contributed. Out-of-index allocation to U.S. Treasury futures, duration hedging, contributed. Out-of-index allocations to agency collateralized mortgage obligations (CMO) detracted. Out-of-index allocations to agency commercial mortgage-backed securities (CMBS)
detracted. Out-of-index allocations to whole loan collateralized mortgage obligations (non-agency CMO) detracted.
* Securities described in the fund commentary may no longer be held in the fund.

19
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 2.25%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 8.53% 2.06% 2.89% 5/4/84
Including Sales Charge 6.07% 1.60% 2.65%
Class C Shares Excluding Sales Charge 7.67% 1.23% 2.05% 3/1/02
Including Sales Charge 6.67% 1.23% 2.05%
Gross Expense Ratio Net Expense Ratio
Class A Shares
0.81% 0.81%
Class C Shares
1.69% 1.63%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 5.07% (1-year); 1.66% (5-year); 2.69% (10-year)
Class C Shares: 5.62% (1-year); 1.29% (5-year); 2.08% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

20
High Income Fund
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisors:
DDJ Capital Management, LLC; Mellon Investments Corporation; Post Advisory Group, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal High Yield I seeks high current income. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated at the time of purchase
Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests), securities of foreign issuers, and exchange-traded funds ("ETFs").
Selection within the energy sub-sector aided performance. Selection within the transportation sub-sector contributed. Underweight to the energy sub-sector, especially in oil field services and independents, aided performance. Selection in the basic industry sub-sector, driven primarily by metals & mining, hindered performance. Selection in the consumer non-cyclical sub-sector, driven by weak selection with health care and consumer products, hurt performance. Underweight to and selection within the communications sub-sector was not beneficial.
* Securities described in the fund commentary may no longer be held in the fund.

21
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 7/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 4.65% 3.19% 6.24% 3/1/13 12/29/04
Including Sales Charge 0.71% 2.41% 5.83%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.47% 1.06%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -0.63% (1-year); 2.71% (5-year); 6.02% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s Institutional
Class shares, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

22
High Yield Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal High Yield seeks to provide a high level of current income. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging countries.
Overweight to Chesapeake Energy and Voya Financial contributed. Underweight to Mallinckrodt contributed. Overweight to Ziggo contributed. Underweight to Frontier Communications contributed. Overweight to Pinnacle Operating Corp, Chaparral Energy, Gulfport
Energy, Bausch Health, and Antero Midstream Partners detracted.
* Securities described in the fund commentary may no longer be held in the fund.

23
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 6.36% 4.35% 6.89% 4/8/98
Including Sales Charge 2.33% 3.56% 6.48%
Class C Shares Excluding Sales Charge 5.52% 3.60% 6.11% 3/1/02
Including Sales Charge 4.52% 3.60% 6.11%
Gross Expense Ratio Net Expense Ratio
Class A Shares
0.92% 0.92%
Class C Shares
1.63% 1.63%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 0.56% (1-year); 3.77% (5-year); 6.55% (10-year)
Class C Shares: 2.77% (1-year); 3.79% (5-year); 6.19% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

24
Income Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal Income seeks to provide a high level of current income consistent with preservation of capital. The fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities. The fund may invest up to 35% of its assets in below investment grade bonds which are rated at the time of purchase Ba1 or lower by Moody's and
BB+ or lower by S&P Global. It maintains an average portfolio duration that is within from 75% to 125% of the duration of the Bloomberg
Barclays U.S. Aggregate Bond Index.
Underweight to Treasurys contributed. Security selection in electric utilities contributed. Overweight to real estate investment trusts (REITs)
contributed. Security selection in energy, transportation, and REITs detracted.
* Securities described in the fund commentary may no longer be held in the fund.

25
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 2.25%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 9.73% 3.15% 4.40% 12/15/75
Including Sales Charge 7.27% 2.69% 4.16%
Class C Shares Excluding Sales Charge 8.99% 2.34% 3.58% 3/1/02
Including Sales Charge 7.99% 2.34% 3.58%
Gross Expense Ratio Net Expense Ratio
Class A Shares
0.88% 0.88%
Class C Shares
1.67% 1.67%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 6.12% (1-year); 2.79% (5-year); 4.23% (10-year)
Class C Shares: 6.58% (1-year); 2.43% (5-year); 3.63% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

26
Inflation Protection Fund
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisors:
BlackRock Financial Management, Inc.; Blackrock International Limited
What contributed to or detracted from Fund performance during the fiscal year?*
Principal Inflation Protection seeks to provide current income and real (after inflation) total returns. The fund invests primarily in inflation-
indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S.
corporations. It normally maintains an average portfolio duration that is within from 80% to 120% of the duration of the Bloomberg Barclays
U.S. Treasury Inflation Protected Securities (TIPS) Index. The fund also invests in foreign securities, U.S. Treasuries and agency securities.
Overweight U.K. nominal rates helped performance, especially in fourth quarter 2018 and second and third quarter of 2019. U.K. cabinet turnover, Prime Minister Boris Johnson's suspension of Parliament, and the contention around the Irish backstop helped front-end rates rally.
As fears abated around a no-deal Brexit, the position was unwound. Overweight 30-year French real rate exposure benefited performance as rates worldwide rallied around the risk-off environment at quarter-end in first quarter 2019 and into third quarter 2019, with yields moving lower around global central bank dovishness and sustained economic malaise was felt across regions like Germany. Overweight U.S. real rates positioning helped performance, particularly in third quarter 2019, as the Federal Reserve evolved its rhetoric and joined central banks globally in a bout of synchronous easing. The recent firming of U.S. Consumer Price Index data in the latter half of the year further helped
U.S. real rates rally. Underweight German bunds exposure detracted. German nominal rates across the curve moved to negative territory as economic prints weighed on sentiment. This was slightly pared by the material sell-off in rates in October around positive trade and
Brexit news. The Japanese nominal curve steepened and long Japanese breakevens detracted, as the yield curve failed to steepen around the dovishness from the Bank of Japan in 2018. Expected tailwinds from the value-added tax hike also posted anemic effects, and ultimately failed to support the position. As oil prices weakened, this led the U.S. breakevens long to adversely affect performance. U.S. breakevens moved in tandem with the moves in energy, with the U.S. nominal rate rally led by geopolitical and economic uncertainty. This dragged down
U.S. inflation expectations over most of 2019.
* Securities described in the fund commentary may no longer be held in the fund.

27
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 7.75% 1.33% 2.58% 6/28/05
Including Sales Charge 3.69% 0.55% 2.18%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.04% 0.90%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 1.52% (1-year); 0.59% (5-year); 2.27% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

28
International Emerging Markets Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal International Emerging Markets seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. "Emerging market country"
means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging
Markets Index or Bloomberg Barclays Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value).
The top three contributors were allocation to Anta Sports, Accton Technology, and Weichai Power. Allocation to Vale, CSPC Pharmaceutical,
and GAIL India detracted.
* Securities described in the fund commentary may no longer be held in the fund.

29
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 7.22% 1.27% 2.77% 6/28/05
Including Sales Charge 1.32% 0.12% 2.19%
Class C Shares Excluding Sales Charge 6.23% 0.24% 1.76% 1/16/07
Including Sales Charge 5.23% 0.24% 1.76%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.76% 1.55%
Class C Shares
2.67% 2.51%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -11.57% (1-year); -0.31% (5-year); 1.58% (10-year)
Class C Shares: -8.24% (1-year); -0.21% (5-year); 1.16% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

30
International Fund I
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisors:
Origin Asset Management, LLP
What contributed to or detracted from Fund performance during the fiscal year?
Principal International I seeks long-term growth of capital. The fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Stock selection within the information technology was the biggest contributor to relative performance, led by Zhen Ding Technologies Holding.
Stock selection within financials also proved positive. Stock selection within the emerging markets was the largest positive contributor from a regional perspective, with Taiwan and Russia leading the way. Stock selection in the industrials sector was the biggest drag. Stock selection in the communication services sector was also a minor detractor from relative performance. From a regional perspective, stock selection in
Asia ex Japan detracted the most.
* Securities described in the fund commentary may no longer be held in the fund.

31
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 13.58% 4.04% 5.56% 6/3/14 12/29/03
Including Sales Charge 7.33% 2.87% 4.96%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.66% 1.30%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -8.41% (1-year); 2.18% (5-year); 4.17% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s Institutional
Class shares, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

32
LargeCap Growth Fund I
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisors:
Brown Advisory, LLC; T. Rowe Price Associates, Inc.
What contributed to or detracted from Fund performance during the fiscal year?*
Principal LargeCap Growth I seeks long-term growth of capital. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Stock selection in health care and information technology contributed to returns. Overweight to the utilities sector enhanced performance.
Underweight to the energy and consumer staples sectors benefited returns. Poor stock selection in financials and consumer discretionary hindered performance. Overweight to health care dragged on performance. Underweight to the information technology sector was not beneficial.
* Securities described in the fund commentary may no longer be held in the fund.

33
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 17.51% 13.46% 15.17% 3/1/13 12/6/00
Including Sales Charge 11.03% 12.19% 14.52%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.06% 1.04%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -0.35% (1-year); 12.48% (5-year); 14.07% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s Institutional
Class shares, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

34
LargeCap S&P 500 Index Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal LargeCap S&P 500 Index seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe, which include growth and value stocks.
Principal LargeCap S&P 500 Index was in line with the S&P 500 index. It uses indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors posted positive returns with the real estate and utilities sectors providing the largest positive returns. Lam Research,
Applied Materials, and Edwards Lifesciences contributed. The energy and health care sectors recorded the worst returns. DXC Technology,
Concho Resources, and Halliburton detracted.
* Securities described in the fund commentary may no longer be held in the fund.

35
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 1.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 13.84% 10.26% 13.08% 6/28/05
Including Sales Charge 12.15% 9.92% 12.91%
Class C Shares Excluding Sales Charge 12.91% 9.36% 12.23% 1/16/07
Including Sales Charge 11.91% 9.36% 12.23%
Gross Expense Ratio Net Expense Ratio
Class A Shares
0.44% 0.44%
Class C Shares
1.31% 1.30%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 2.30% (1-year); 10.00% (5-year); 12.47% (10-year)
Class C Shares: 1.99% (1-year); 9.42% (5-year); 11.77% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

36
MidCap Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal MidCap seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the
Russell Midcap® Index. The fund also invests in foreign securities.
Allocation to TransDigm, a supplier of an extensive collection of airplane components led by a highly respected management team, contributed due to reporting impressive results, and quickly improving the recently acquired Esterline business. Allocation to SBA Communications:, which owns and operates wireless communications tower structures and is the third-largest tower operator in the United States, with additional operations primarily in Latin America and Canada, contributed in part due to the announcement of Dish's plans to be a fourth major wireless carrier in the U.S. Allocation to Brookfield Asset Management, an owner and operator of real asset-based businesses around the world, contributed as the business continued to have success raising funds and finding attractive ways to deploy capital. Allocation to Onex, a private equity firm founded in 1984 by current CEO Gerry Schwartz. detracted. Allocation to Liberty Global, a large cable and broadband company with operations primarily in Europe, detracted. Allocation to Vail Resorts, which owns some of the most frequented and highest rated ski resorts in the United States, Canada, and Australia, detracted.
* Securities described in the fund commentary may no longer be held in the fund.

37
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 29.21% 12.74% 16.21% 6/28/05
Including Sales Charge 22.09% 11.47% 15.55%
Class C Shares Excluding Sales Charge 28.32% 11.94% 15.36% 1/16/07
Including Sales Charge 27.32% 11.94% 15.36%
Gross Expense Ratio Net Expense Ratio
Class A Shares
0.96% 0.96%
Class C Shares
1.69% 1.69%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 9.97% (1-year); 11.86% (5-year); 15.10% (10-year)
Class C Shares: 14.52% (1-year); 12.31% (5-year); 14.89% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

38
MidCap Value Fund I
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisors:
Los Angeles Capital Management and Equity Research, Inc.; Victory Capital Management Inc.
What contributed to or detracted from Fund performance during the fiscal year?*
Principal MidCap Value I seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase.
It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts.
Stock selection in the consumer discretionary, information technology, and materials sectors contributed. Overweight to the information technology and industrials sectors aided performance. Underweight to the energy and health care sectors was beneficial. Poor stock selection within the communication services and real estate sectors hindered performance. Overweight to the consumer staples sector detracted.
Underweight to the utilities and real estate sectors diminished performance.
* Securities described in the fund commentary may no longer be held in the fund.

39
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 4/12/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 10.35% 6.10% 11.74% 4/2/19 12/29/03
Including Sales Charge 4.29% 4.91% 11.11%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.21% 1.19%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -4.12% (1-year); 5.32% (5-year); 10.52% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

40
Principal Capital Appreciation Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal Capital Appreciation seeks to provide long-term growth of capital. The fund invests primarily in equity securities of companies with any market capitalization but has a greater exposure to large market capitalization companies than small or medium market capitalization companies. It invests in equity securities with value and/or growth characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Allocation to Aarons, Inc. contributed due to impressive revenue growth, especially in its Progressive business unit, which rolled out partnerships with Best Buy and Wayfair. Allocation to Microchip Technology Incorporated contributed as the company achieved greater synergies and paid down debt from its Microsemi acquisition. Allocation to Alexandria Real Estate Equities contributed driven by its life science assets in high barrier markets and continued strong development pipeline. Allocation to Royal Dutch Schell PLC detracted due to negative sentiment for energy as well as weakness in its chemical segment and higher than expected corporate spending. Allocation to Biogen
Inc. detracted because its promising Alzheimers treatment failed a Phase 3 trial. Lack of allocation to Procter & Gamble Company detracted from relative results.
* Securities described in the fund commentary may no longer be held in the fund.

41
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 17.38% 10.63% 12.99% 11/24/86
Including Sales Charge 10.93% 9.39% 12.35%
Class C Shares Excluding Sales Charge 16.38% 9.72% 12.04% 3/1/02
Including Sales Charge 15.69% 9.72% 12.04%
Gross Expense Ratio Net Expense Ratio
Class A Shares
0.83% 0.83%
Class C Shares
1.65% 1.65%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 1.43% (1-year); 9.52% (5-year); 11.88% (10-year)
Class C Shares: 5.80% (1-year); 9.86% (5-year); 11.56% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

42
Real Estate Securities Fund
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisor:
Principal Real Estate Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal Real Estate Securities seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying securities that appear to be undervalued. The fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified.
Overweight to Invitation Homes, Inc. contributed as it benefited from Blackstone partially selling down stake in the company via secondary offerings, which helped to further remove the overhang. Overweight to Sun Communities, Inc. contributed due to benefitting from limited new supply, high occupancy, and strong rental growth. Underweight to Simon Property Group, Inc. proved helpful, as the company underperformed driven by elevated retailer bankruptcy, store closing activity, and weak sentiment toward regional mall owners that pressured shares. Underweight to Realty Income Corporation detracted since investors have displayed increased favor for its exposure to investment-
grade tenants via long duration leases. Overweight to Sunstone Hotel Investors, Inc. detracted as hotels have underperformed other real estate investment trusts (REIT) sectors due to a weaker outlook for both sales and earnings growth. Underweight to Equity Residential detracted due to growing signs of significantly new supply declining and strong demand growth in the company's gateway urban core submarkets.
* Securities described in the fund commentary may no longer be held in the fund.

43
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 28.09% 9.47% 13.99% 6/28/05
Including Sales Charge 21.04% 8.25% 13.35%
Class C Shares Excluding Sales Charge 27.10% 8.62% 13.10% 1/16/07
Including Sales Charge 26.10% 8.62% 13.10%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.25% 1.25%
Class C Shares
2.03% 2.03%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 14.74% (1-year); 10.01% (5-year); 12.63% (10-year)
Class C Shares: 19.48% (1-year); 10.39% (5-year); 12.38% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

44
Short-Term Income Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal Short-Term Income seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's or, if unrated, in the opinion of those selecting such investments, are of comparable quality. It maintains an effective maturity of five years or less and an average portfolio duration that is within 15% of the duration of the Bloomberg Barclays Credit 1-3 Year Index.
Underweight to supranationals contributed. Security selection in banking contributed. Overweight to owned no guarantee contributed.
Security selection in owned no guarantee detracted. Out-of-index allocations to whole loan collateralized mortgage obligation and agency commercial mortgage-backed securities detracted.
* Securities described in the fund commentary may no longer be held in the fund.

45
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 2.25%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 4.88% 1.97% 2.29% 11/1/93
Including Sales Charge 2.49% 1.51% 2.06%
Class C Shares Excluding Sales Charge 4.03% 1.06% 1.41% 3/1/02
Including Sales Charge 3.03% 1.06% 1.41%
Gross Expense Ratio Net Expense Ratio
Class A Shares
0.67% 0.67%
Class C Shares
1.57% 1.57%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 2.18% (1-year); 1.48% (5-year); 2.10% (10-year)
Class C Shares: 2.63% (1-year); 1.05% (5-year); 1.44% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

46
SmallCap Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal SmallCap seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a blend of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Stock selection in health care, consumer discretionary, and information technology companies were key contributors. In health care, pharmaceuticals and biotechnology holdings responded well to successful product launches, favorable outcomes from clinical trials, acquisition activity, and no exposure to opioid manufacturers or distributors. In consumer discretionary, holdings in e-commerce retailers posted strong returns compared to the traditional brick-and-mortar retailers. In information technology, software and services holdings performed well amid continued strong demand for software applications that improve productivity and contract wins with the U.S.
government. The five individual stocks contributing most to the portfolio were Carvana, Entegris, MasTec, SYNNEX, and Agree Realty.
Stock selection in industrials, technology hardware, and equipment companies, and banks were key detractors. In industrials, machinery and equipment holdings underperformed amid trade tensions, tempering the outlook for their end markets. Technology hardware and equipment holdings underperformed amid delays in new-product rollouts which weighed on sales, market share, and profitability. Bank holdings, which were primarily in regional banks, were disproportionately hurt by falling profitability caused by the flattening of the yield curve and above-
average deterioration in loan credit quality. The five individual stocks whose performance detracted most were Caleres, Mammoth Energy
Services, Whiting Petroleum, PlayAGS, and Plantronics.
* Securities described in the fund commentary may no longer be held in the fund.

47
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 7.38% 7.73% 12.56% 6/28/05
Including Sales Charge 1.45% 6.52% 11.92%
Class C Shares Excluding Sales Charge 6.44% 6.86% 11.68% 1/16/07
Including Sales Charge 5.55% 6.86% 11.68%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.18% 1.18%
Class C Shares
1.98% 1.98%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -11.25% (1-year); 7.08% (5-year); 11.17% (10-year)
Class C Shares: -7.59% (1-year); 7.43% (5-year); 10.94% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

48
SmallCap Value Fund II
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisors:
Hotchkins Wiley Capital Management, LLC; Los Angeles Capital Management and Equity Research, Inc.; Vaughan Nelson Investment Management, LP
What contributed to or detracted from Fund performance during the fiscal year?*
Principal SmallCap Value II seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The fund also invests in real estate investment trusts ("REITs").
Stock selection within information technology, health care, and communication services enhanced performance. Overweight to the information technology sector enhanced one-year performance. Underweight to the materials and consumer staples sectors contributed. Stock selection in the financials and industrials sectors hindered returns. The real estate sector was the biggest detractor as our the underweight to the sector hurt performance. Underweight to utilities and financials also dragged on performance.
* Securities described in the fund commentary may no longer be held in the fund.

49
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/ 19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 4.63% 5.36% 11.08% 6/3/14 6/1/04
Including Sales Charge -1.16% 4.18% 10.45%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.84% 1.50%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -11.59% (1-year); 4.95% (5-year); 9.55% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

50
Tax-Exempt Bond Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal Tax-Exempt Bond seeks to provide a high level of income that is exempt from federal income tax while protecting investors'
capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.
Allocation to Lower Alabama Gas Project, Salt Verde Financial Corp, and Vanderbilt Universal Medical Center contributed. Allocation to
Illinois Windy City Housing, North Fort Bend Water & Sewer, and Virgin Trains USA detracted.
* Securities described in the fund commentary may no longer be held in the fund.

51
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 10.28% 3.74% 4.73% 1/3/77
Including Sales Charge 6.16% 2.95% 4.33%
Class C Shares Excluding Sales Charge 9.51% 2.91% 3.90% 3/1/02
Including Sales Charge 8.51% 2.91% 3.90%
Gross Expense Ratio Net Expense Ratio
Class A Shares
0.85% 0.85%
Class C Shares
1.73% 1.67%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 4.95% (1-year); 3.02% (5-year); 4.02% (10-year)
Class C Shares: 7.06% (1-year); 3.01% (5-year); 3.59% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
52
See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund Core Plus Bond Fund
Diversified
International Fund
Investment in securities--at cost ..........................................................
$ 591,873 $ 1,393,928 $ 10,473,193
Investment in affiliated Funds--at cost ...................................................
$ – $ 61,205 $ 120,902
Assets
Investment in securities--at value  .......................................................... $ 617,709 $ 1,446,458
(a)
$ 11,959,534
(a)
Investment in affiliated Funds--at value .................................................... – 61,205 120,902
Deposits with counterparty .................................................................. – 663 –
Receivables:
Dividends and interest ................................................................. 6,510 10,493 45,636
Expense reimbursement from Manager ............................................... 9 128 1,003
Expense reimbursement from Distributor ............................................. – 4 4
Foreign currency contracts ........................................................... – 1,190 –
Fund shares sold ....................................................................... 2,946 4,451 4,735
Investment securities sold ............................................................. 1,168 90,823 138,085
Variation margin on futures ........................................................... – 1,031 –
Other assets .................................................................................. – 7 5
Total Assets   628,342 1,616,453 12,269,904
Liabilities
Accrued management and investment advisory fees ........................................ 224 972 8,139
Accrued administrative service fees ........................................................ – 3 3
Accrued distribution fees .................................................................... 124 44 79
Accrued service fees ........................................................................ – 16 17
Accrued transfer agent fees ................................................................. 56 147 236
Accrued chief compliance officer fees ...................................................... – – 2
Accrued directors' expenses ................................................................. 1 1 11
Accrued professional fees ................................................................... 38 43 38
Accrued other expenses ..................................................................... 18 76 556
Cash overdraft ............................................................................... 7,473 722 635
Deposits from counterparty ................................................................. – 660 –
Payables:
Dividends payable ..................................................................... 1,117 4,079 –
Foreign currency contracts ............................................................ – 758 –
Fund shares redeemed ................................................................. 469 1,636 5,102
Interest expense and fees payable ..................................................... 60 – –
Investment securities purchased ...................................................... 17,938 142,539 141,171
Variation margin on futures ........................................................... – 204 –
Collateral obligation on securities loaned, at value ......................................... – 4,642 122,029
Floating rate notes issued ...................................................................
6,554 – –
Total Liabilities
34,072 156,542 278,018
Net Assets Applicable to Outstanding Shares ............................................
$ 594,270 $ 1,459,911 $ 11,991,886
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 572,034 $ 1,404,452 $ 10,710,276
Total distributable earnings (accumulated loss) .............................................
22,236 55,459 1,281,610
Total Net Assets
$ 594,270 $ 1,459,911 $ 11,991,886

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
53
See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund Core Plus Bond Fund
Diversified
International Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 450,000 985,000 3,275,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... $ 420,656 $ 89,060 $ 217,243
Shares Issued and Outstanding ........................................................ 38,946 7,999 17,346
Net Asset Value per share ............................................................. $ 10.80 $ 11.13 $ 12.52
Maximum Offering Price .............................................................
$ 11.22 $ 11.56 $ 13.25
Class C: Net Assets .......................................................................... $ 41,462 N/A $ 10,863
Shares Issued and Outstanding ........................................................ 3,831 870
Net Asset Value per share .............................................................
$ 10.82
(b)
$ 12.49
(b)
Class J: Net Assets .......................................................................... N/A $ 137,858 $ 153,026
Shares Issued and Outstanding ........................................................ 12,293 12,369
Net Asset Value per share .............................................................
$ 11.21
(b)
$ 12.37
(b)
Institutional: Net Assets ..................................................................... $ 132,152 $ 1,156,182 $ 357,306
Shares Issued and Outstanding ........................................................ 12,228 103,894 28,657
Net Asset Value per share .............................................................
$ 10.81 $ 11.13 $ 12.47
R-1: Net Assets .............................................................................. N/A $ 4,758 $ 3,655
Shares Issued and Outstanding ........................................................ 428 293
Net Asset Value per share .............................................................
$ 11.13 $ 12.46
R-2: Net Assets .............................................................................. N/A $ 4,047 $ 3,559
Shares Issued and Outstanding ........................................................ 367 286
Net Asset Value per share .............................................................
$ 11.01 $ 12.43
R-3: Net Assets .............................................................................. N/A $ 17,923 $ 12,322
Shares Issued and Outstanding ........................................................ 1,621 987
Net Asset Value per share .............................................................
$ 11.06 $ 12.49
R-4: Net Assets .............................................................................. N/A $ 11,540 $ 17,271
Shares Issued and Outstanding ........................................................ 1,022 1,364
Net Asset Value per share .............................................................
$ 11.29 $ 12.66
R-5: Net Assets .............................................................................. N/A $ 38,543 $ 41,586
Shares Issued and Outstanding ........................................................ 3,481 3,291
Net Asset Value per share .............................................................
$ 11.07 $ 12.64
R-6: Net Assets .............................................................................. N/A N/A $ 11,175,055
Shares Issued and Outstanding ........................................................ 895,746
Net Asset Value per share .............................................................
$ 12.48
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
54
See accompanying notes.
Amounts in thousands, except per share amounts Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Global Diversified
Income Fund
Investment in securities--at cost ..........................................................
$ 4,730,348 $ 226,376 $ 7,312,354
Investment in affiliated Funds--at cost ...................................................
$ 189,995 $ – $ 225,082
Foreign currency--at cost ..................................................................
$ 1 $ 3,555 $ 9,811
Assets
Investment in securities--at value  .......................................................... $ 7,652,906
(a)
$ 230,078 $ 7,410,211
Investment in affiliated Funds--at value .................................................... 189,995 – 225,082
Foreign currency--at value .................................................................. 1 3,552 9,879
Cash ......................................................................................... – 3,312 19,570
Deposits with counterparty .................................................................. – 8,422 9,396
Receivables:
Dividends and interest ................................................................. 16,363 2,422 83,166
Expense reimbursement from Manager ............................................... 114 32 885
Expense reimbursement from Distributor ............................................. 1 – –
Foreign currency contracts ........................................................... – 637 1,703
Fund shares sold ....................................................................... 11,354 681 14,129
Interfund lending ...................................................................... – – 21,020
Investment securities sold ............................................................. 221 5,688 92,653
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... – 542 2,668
Other assets .................................................................................. 30 – –
Total Assets   7,870,985 255,366 7,890,362
Liabilities
Accrued management and investment advisory fees ........................................ 3,317 150 4,730
Accrued administrative service fees ........................................................ 5 – –
Accrued distribution fees .................................................................... 402 – 1,498
Accrued service fees ........................................................................ 48 – –
Accrued transfer agent fees ................................................................. 640 26 1,484
Accrued chief compliance officer fees ...................................................... 1 – 1
Accrued directors' expenses ................................................................. 13 – 3
Accrued professional fees ................................................................... 33 31 62
Accrued other expenses ..................................................................... 171 11 409
Deposits from counterparty ................................................................. – – 710
Payables:
Foreign currency contracts ............................................................ – 85 1,399
Fund shares redeemed ................................................................. 3,600 37 5,482
Investment securities purchased ...................................................... – 11,257 139,442
OTC swap agreements--at value (premiums received $ 0 , $ 470 and $ 0 ) ............. – 418 –
Variation margin on futures ........................................................... – 144 163
Collateral obligation on securities loaned, at value ......................................... 13,692 – –
Total Liabilities
21,922 12,159 155,383
Net Assets Applicable to Outstanding Shares ............................................
$ 7,849,063 $ 243,207 $ 7,734,979
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,658,904 $ 234,337 $ 8,035,181
Total distributable earnings (accumulated loss) .............................................
3,190,159 8,870 (300,202)
Total Net Assets
$ 7,849,063 $ 243,207 $ 7,734,979

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
55
See accompanying notes.
Amounts in thousands, except per share amounts Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Global Diversified
Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,600,000 200,000 1,950,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,200,974 $ 1,742 $ 1,422,501
Shares Issued and Outstanding ........................................................ 36,114 166 103,659
Net Asset Value per share ............................................................. $ 33 .25 $ 10 .47 $ 13 .72
Maximum Offering Price .............................................................
$ 35 .19 $ 10 .88 $ 14 .25
Class C : Net Assets .......................................................................... $ 155,071 N/A $ 1,403,821
Shares Issued and Outstanding ........................................................ 4,797 102,977
Net Asset Value per share .............................................................
$ 32 .33
(b)
$ 13 .63
(b)
Class J : Net Assets .......................................................................... $ 69,728 N/A N/A
Shares Issued and Outstanding ........................................................ 2,095
Net Asset Value per share .............................................................
$ 33 .29
(b)
Institutional : Net Assets ..................................................................... $ 6,190,503 $ 241,465 $ 4,658,602
Shares Issued and Outstanding ........................................................ 185,838 22,976 341,157
Net Asset Value per share .............................................................
$ 33 .31 $ 10 .51 $ 13 .66
R-1 : Net Assets .............................................................................. $ 2,746 N/A N/A
Shares Issued and Outstanding ........................................................ 83
Net Asset Value per share .............................................................
$ 33 .10
R-2 : Net Assets .............................................................................. $ 3,842 N/A N/A
Shares Issued and Outstanding ........................................................ 116
Net Asset Value per share .............................................................
$ 33 .26
R-3 : Net Assets .............................................................................. $ 31,298 N/A N/A
Shares Issued and Outstanding ........................................................ 944
Net Asset Value per share .............................................................
$ 33 .14
R-4 : Net Assets .............................................................................. $ 36,352 N/A N/A
Shares Issued and Outstanding ........................................................ 1,094
Net Asset Value per share .............................................................
$ 33 .21
R-5 : Net Assets .............................................................................. $ 158,549 N/A N/A
Shares Issued and Outstanding ........................................................ 4,766
Net Asset Value per share .............................................................
$ 33 .26
R-6 : Net Assets .............................................................................. N/A N/A $ 250,055
Shares Issued and Outstanding ........................................................ 18,328
Net Asset Value per share .............................................................
$ 13 .64
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
56
See accompanying notes.
Amounts in thousands, except per share amounts
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund High Income Fund
(a)
Investment in securities--at cost ..........................................................
$ 2,878,168 $ 1,590,009 $ 2,991,355
Investment in affiliated Funds--at cost ...................................................
$ 6,414 $ 61,450 $ 150,593
Foreign currency--at cost ..................................................................
$ 3,599 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 3,449,045
(b)
$ 1,613,503
(b)
$ 2,928,955
Investment in affiliated Funds--at value .................................................... 6,414 61,450 150,593
Foreign currency--at value .................................................................. 3,615 – –
Cash ......................................................................................... – – 1,372
Deposits with counterparty .................................................................. – 1,063 9,096
Receivables:
Dividends and interest ................................................................. 4,039 5,966 46,300
Expense reimbursement from Manager ............................................... 424 51 46
Expense reimbursement from Distributor ............................................. – 3 –
Fund shares sold ....................................................................... 52,029 4,335 705
Investment securities sold ............................................................. 8,215 – 46,255
Other assets .................................................................................. – 19 –
Prepaid directors' expenses .................................................................. 2 – 1
Total Assets   3,523,783 1,686,390 3,183,323
Liabilities
Accrued management and investment advisory fees ........................................ 2,470 703 1,614
Accrued administrative service fees ........................................................ – 3 –
Accrued distribution fees .................................................................... 54 76 1
Accrued service fees ........................................................................ – 11 –
Accrued transfer agent fees ................................................................. 491 150 30
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. – 3 –
Accrued professional fees ................................................................... 42 30 43
Accrued other expenses ..................................................................... 255 68 15
Cash overdraft ............................................................................... – 1 –
Payables:
Borrowing ............................................................................. 510 – –
Dividends payable ..................................................................... – 3,605 –
Fund shares redeemed ................................................................. 3,662 929 2,091
Investment securities purchased ...................................................... 10,567 – 61,484
Variation margin on futures ........................................................... – 712 –
Variation margin on swaps ............................................................ – – 235
Collateral obligation on securities loaned, at value ......................................... 10,811 17,871 –
Total Liabilities
28,863 24,162 65,513
Net Assets Applicable to Outstanding Shares ............................................
$ 3,494,920 $ 1,662,228 $ 3,117,810
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,868,045 $ 1,728,436 $ 3,298,192
Total distributable earnings (accumulated loss) .............................................
626,875 (66,208) (180,382)
Total Net Assets
$ 3,494,920 $ 1,662,228 $ 3,117,810

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
57
See accompanying notes.
Amounts in thousands, except per share amounts
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund High Income Fund
(a)
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,250,000 1,025,000 600,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 124,180 $ 234,134 $ 5,543
Shares Issued and Outstanding ........................................................ 12,283 22,252 596
Net Asset Value per share ............................................................. $ 10 .11 $ 10 .52 $ 9 .29
Maximum Offering Price .............................................................
$ 10 .70 $ 10 .76 $ 9 .65
Class C : Net Assets .......................................................................... $ 33,156 $ 31,867 N/A
Shares Issued and Outstanding ........................................................ 3,402 3,029
Net Asset Value per share .............................................................
$ 9 .75
(c)
$ 10 .52
(c)
Class J : Net Assets .......................................................................... N/A $ 108,140 N/A
Shares Issued and Outstanding ........................................................ 10,251
Net Asset Value per share .............................................................
$ 10 .55
(c)
Institutional : Net Assets ..................................................................... $ 2,203,413 $ 1,236,943 $ 3,112,267
Shares Issued and Outstanding ........................................................ 202,228 117,370 334,587
Net Asset Value per share .............................................................
$ 10 .90 $ 10 .54 $ 9 .30
R-1 : Net Assets .............................................................................. N/A $ 3,324 N/A
Shares Issued and Outstanding ........................................................ 315
Net Asset Value per share .............................................................
$ 10 .55
R-2 : Net Assets .............................................................................. N/A $ 4,305 N/A
Shares Issued and Outstanding ........................................................ 408
Net Asset Value per share .............................................................
$ 10 .54
R-3 : Net Assets .............................................................................. $ 385 $ 11,288 N/A
Shares Issued and Outstanding ........................................................ 35 1,070
Net Asset Value per share .............................................................
$ 10 .88 $ 10 .55
R-4 : Net Assets .............................................................................. $ 44 $ 9,826 N/A
Shares Issued and Outstanding ........................................................ 3 931
Net Asset Value per share .............................................................
$ 10 .88 $ 10 .55
R-5 : Net Assets .............................................................................. $ 161 $ 22,401 N/A
Shares Issued and Outstanding ........................................................ 14 2,122
Net Asset Value per share .............................................................
$ 10 .90 $ 10 .55
R-6 : Net Assets .............................................................................. $ 1,133,581 N/A N/A
Shares Issued and Outstanding ........................................................ 104,034
Net Asset Value per share .............................................................
$ 10 .90
(a)
Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
58
See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund Income Fund
Inflation Protection
Fund
Investment in securities--at cost ..........................................................
$ 2,931,507 $ 5,903,409 $ 1,663,235
Investment in affiliated Funds--at cost ...................................................
$ 145,374 $ 1,067,368 $ 38,171
Foreign currency--at cost ..................................................................
$ – $ – $ 18,959
Assets
Investment in securities--at value  .......................................................... $ 2,836,332
(a)
$ 6,059,341
(a)
$ 1,716,300
Investment in affiliated Funds--at value .................................................... 145,374 1,067,368 38,171
Foreign currency--at value .................................................................. – – 18,996
Cash ......................................................................................... 17 241 1
Deposits with counterparty .................................................................. 4,010 – 6,234
Receivables:
Dividends and interest ................................................................. 41,104 38,158 2,769
Expense reimbursement from Manager ............................................... 65 11 4
Expense reimbursement from Distributor ............................................. – 3 –
Foreign currency contracts ........................................................... – – 1,253
Fund shares sold ....................................................................... 22,058 14,207 233
Investment securities sold ............................................................. 3,215 – 7,475
Variation margin on futures ........................................................... – – 965
Variation margin on swaps ............................................................ – – 2,534
Total Assets   3,052,175 7,179,329 1,794,935
Liabilities
Accrued management and investment advisory fees ........................................ 1,244 2,221 553
Accrued administrative service fees ........................................................ – 6 1
Accrued distribution fees .................................................................... 280 122 5
Accrued service fees ........................................................................ – 20 2
Accrued transfer agent fees ................................................................. 779 158 29
Accrued directors' expenses ................................................................. 1 8 1
Accrued professional fees ................................................................... 41 40 38
Accrued other expenses ..................................................................... 185 53 28
Deposits from counterparty ................................................................. – – 2,219
Payables:
Dividends payable ..................................................................... 12,760 12,918 –
Foreign currency contracts ............................................................ – – 2,813
Fund shares redeemed ................................................................. 5,251 29,399 1,299
Investment securities purchased ...................................................... 31,035 438,052 20,333
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 12,082 ) .. – – 13,711
Variation margin on futures ........................................................... – – 1,607
Variation margin on swaps ............................................................ 163 – 3,054
Collateral obligation on securities loaned, at value ......................................... 29,454 5,493 –
Total Liabilities
81,193 488,490 45,693
Net Assets Applicable to Outstanding Shares ............................................
$ 2,970,982 $ 6,690,839 $ 1,749,242
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,206,297 $ 6,575,830 $ 1,760,319
Total distributable earnings (accumulated loss) .............................................
(235,315) 115,009 (11,077)
Total Net Assets
$ 2,970,982 $ 6,690,839 $ 1,749,242

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
59
See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund Income Fund
Inflation Protection
Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,550,000 1,300,000 950,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 615,367 $ 261,383 $ 10,192
Shares Issued and Outstanding ........................................................ 86,070 26,717 1,207
Net Asset Value per share ............................................................. $ 7 .15 $ 9 .78 $ 8 .45
Maximum Offering Price .............................................................
$ 7 .43 $ 10 .01 $ 8 .78
Class C : Net Assets .......................................................................... $ 170,730 $ 49,336 N/A
Shares Issued and Outstanding ........................................................ 23,608 5,011
Net Asset Value per share .............................................................
$ 7 .23
(b)
$ 9 .85
(b)
Class J : Net Assets .......................................................................... N/A $ 97,925 $ 6,177
Shares Issued and Outstanding ........................................................ 9,984 751
Net Asset Value per share .............................................................
$ 9 .81
(b)
$ 8 .22
(b)
Institutional : Net Assets ..................................................................... $ 1,496,764 $ 519,888 $ 1,720,548
Shares Issued and Outstanding ........................................................ 210,903 52,972 199,352
Net Asset Value per share .............................................................
$ 7 .10 $ 9 .81 $ 8 .63
R-1 : Net Assets .............................................................................. N/A $ 15,209 $ 1,009
Shares Issued and Outstanding ........................................................ 1,549 125
Net Asset Value per share .............................................................
$ 9 .82 $ 8 .06
R-2 : Net Assets .............................................................................. N/A $ 2,158 $ 474
Shares Issued and Outstanding ........................................................ 220 58
Net Asset Value per share .............................................................
$ 9 .83 $ 8 .13
R-3 : Net Assets .............................................................................. N/A $ 24,860 $ 6,836
Shares Issued and Outstanding ........................................................ 2,528 829
Net Asset Value per share .............................................................
$ 9 .83 $ 8 .25
R-4 : Net Assets .............................................................................. N/A $ 17,519 $ 1,327
Shares Issued and Outstanding ........................................................ 1,783 159
Net Asset Value per share .............................................................
$ 9 .83 $ 8 .37
R-5 : Net Assets .............................................................................. N/A $ 35,845 $ 2,679
Shares Issued and Outstanding ........................................................ 3,655 317
Net Asset Value per share .............................................................
$ 9 .81 $ 8 .46
R-6 : Net Assets .............................................................................. $ 688,121 $ 5,666,716 N/A
Shares Issued and Outstanding ........................................................ 96,960 577,971
Net Asset Value per share .............................................................
$ 7 .10 $ 9 .80
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
60
See accompanying notes.
Amounts in thousands, except per share amounts
International Emerging
Markets Fund International Fund I
LargeCap Growth
Fund I
Investment in securities--at cost ..........................................................
$ 302,542 $ 291,223 $ 6,598,737
Investment in affiliated Funds--at cost ...................................................
$ 1,949 $ 3,998 $ 100,127
Foreign currency--at cost ..................................................................
$ 519 $ 12 $ –
Assets
Investment in securities--at value  .......................................................... $ 317,831
(a)
$ 347,707
(a)
$ 9,743,526
(a)
Investment in affiliated Funds--at value .................................................... 1,949 3,998 100,249
Foreign currency--at value .................................................................. 519 13 –
Cash ......................................................................................... – – 46
Deposits with counterparty .................................................................. – – 3,081
Receivables:
Dividends and interest ................................................................. 424 1,421 1,481
Expense reimbursement from Manager ............................................... 97 61 125
Expense reimbursement from Distributor ............................................. 2 – 6
Foreign tax refund ..................................................................... 481 – –
Fund shares sold ....................................................................... 185 68 1,842
Interfund lending ...................................................................... – – 915
Investment securities sold ............................................................. 3,385 9 119,429
Other assets .................................................................................. – – 13
Prepaid directors' expenses .................................................................. 1 – –
Total Assets   324,874 353,277 9,970,713
Liabilities
Accrued management and investment advisory fees ........................................ 335 259 4,667
Accrued administrative service fees ........................................................ 1 1 13
Accrued distribution fees .................................................................... 37 4 114
Accrued service fees ........................................................................ 6 2 96
Accrued transfer agent fees ................................................................. 118 25 632
Accrued chief compliance officer fees ...................................................... – – 1
Accrued custodian fees ...................................................................... – 54 –
Accrued directors' expenses ................................................................. – – 16
Accrued professional fees ................................................................... 29 37 32
Accrued registration fees .................................................................... – 15 –
Accrued other expenses ..................................................................... 131 3 115
Cash overdraft ............................................................................... 28 37 –
Payables:
Deferred foreign tax ................................................................... 124 – –
Fund shares redeemed ................................................................. 595 126 10,785
Investment securities purchased ...................................................... 4,655 – 35,255
Variation margin on futures ........................................................... – – 289
Collateral obligation on securities loaned, at value ......................................... 22 549 28,736
Total Liabilities
6,081 1,112 80,751
Net Assets Applicable to Outstanding Shares ............................................
$ 318,793 $ 352,165 $ 9,889,962
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 299,590 $ 301,711 $ 5,997,374
Total distributable earnings (accumulated loss) .............................................
19,203 50,454 3,892,588
Total Net Assets
$ 318,793 $ 352,165 $ 9,889,962

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
61
See accompanying notes.
Amounts in thousands, except per share amounts
International Emerging
Markets Fund International Fund I
LargeCap Growth
Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 875,000 700,000 1,495,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 77,559 $ 10,207 $ 414,599
Shares Issued and Outstanding ........................................................ 3,100 688 26,592
Net Asset Value per share ............................................................. $ 25 .02 $ 14 .83 $ 15 .59
Maximum Offering Price .............................................................
$ 26 .48 $ 15 .69 $ 16 .50
Class C : Net Assets .......................................................................... $ 8,234 N/A N/A
Shares Issued and Outstanding ........................................................ 349
Net Asset Value per share .............................................................
$ 23 .61
(b)
Class J : Net Assets .......................................................................... $ 88,924 N/A $ 274,328
Shares Issued and Outstanding ........................................................ 3,692 21,109
Net Asset Value per share .............................................................
$ 24 .09
(b)
$ 13 .00
(b)
Institutional : Net Assets ..................................................................... $ 111,045 $ 114,993 $ 2,366,040
Shares Issued and Outstanding ........................................................ 4,481 7,699 146,230
Net Asset Value per share .............................................................
$ 24 .78 $ 14 .94 $ 16 .18
R-1 : Net Assets .............................................................................. $ 1,970 $ 1,701 $ 10,940
Shares Issued and Outstanding ........................................................ 80 114 811
Net Asset Value per share .............................................................
$ 24 .66 $ 14 .85 $ 13 .50
R-2 : Net Assets .............................................................................. $ 1,792 $ 1,697 $ 8,872
Shares Issued and Outstanding ........................................................ 73 114 675
Net Asset Value per share .............................................................
$ 24 .56 $ 14 .93 $ 13 .15
R-3 : Net Assets .............................................................................. $ 6,052 $ 2,906 $ 85,393
Shares Issued and Outstanding ........................................................ 245 195 5,897
Net Asset Value per share .............................................................
$ 24 .72 $ 14 .89 $ 14 .48
R-4 : Net Assets .............................................................................. $ 4,440 $ 3,285 $ 80,284
Shares Issued and Outstanding ........................................................ 179 220 5,414
Net Asset Value per share .............................................................
$ 24 .84 $ 14 .90 $ 14 .83
R-5 : Net Assets .............................................................................. $ 10,943 $ 1,932 $ 293,297
Shares Issued and Outstanding ........................................................ 440 130 18,928
Net Asset Value per share .............................................................
$ 24 .84 $ 14 .91 $ 15 .50
R-6 : Net Assets .............................................................................. $ 7,834 $ 215,444 $ 6,356,209
Shares Issued and Outstanding ........................................................ 316 14,425 392,976
Net Asset Value per share .............................................................
$ 24 .79 $ 14 .94 $ 16 .17
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
62
See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Fund MidCap Fund MidCap Value Fund I
Investment in securities--at cost ..........................................................
$ 3,163,218 $ 10,925,274 $ 2,341,184
Investment in affiliated Funds--at cost ...................................................
$ 20,673 $ 67,193 $ 87,675
Assets
Investment in securities--at value  .......................................................... $ 6,004,349
(a)
$ 17,419,940
(a)
$ 2,430,869
(a)
Investment in affiliated Funds--at value .................................................... 20,673 67,193 87,689
Cash ......................................................................................... – 191 1
Deposits with counterparty .................................................................. 901 – 678
Receivables:
Dividends and interest ................................................................. 5,451 3,161 1,383
Expense reimbursement from Manager ............................................... 2 – 63
Expense reimbursement from Distributor ............................................. 17 8 4
Fund shares sold ....................................................................... 2,461 25,831 507
Investment securities sold ............................................................. – 26,109 17,162
Other assets .................................................................................. 3 6 –
Total Assets   6,033,857 17,542,439 2,538,356
Liabilities
Accrued management and investment advisory fees ........................................ 757 8,461 1,353
Accrued administrative service fees ........................................................ 23 37 2
Accrued distribution fees .................................................................... 255 638 30
Accrued service fees ........................................................................ 137 140 13
Accrued transfer agent fees ................................................................. 337 2,662 139
Accrued chief compliance officer fees ...................................................... 1 2 –
Accrued directors' expenses ................................................................. 5 30 16
Accrued professional fees ................................................................... 23 27 22
Accrued other expenses ..................................................................... 160 720 58
Cash overdraft ............................................................................... 1 – –
Payables:
Borrowing ............................................................................. – 20,340 –
Fund shares redeemed ................................................................. 9,769 19,609 2,870
Investment securities purchased ...................................................... – 5,089 30,164
Variation margin on futures ........................................................... 86 – 129
Collateral obligation on securities loaned, at value ......................................... 172 113,274 2,163
Total Liabilities
11,726 171,029 36,959
Net Assets Applicable to Outstanding Shares ............................................
$ 6,022,131 $ 17,371,410 $ 2,501,397
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,004,469 $ 10,106,473 $ 2,319,135
Total distributable earnings (accumulated loss) .............................................
3,017,662 7,264,937 182,262
Total Net Assets
$ 6,022,131 $ 17,371,410 $ 2,501,397

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
63
See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Fund MidCap Fund MidCap Value Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,150,000 1,650,000 825,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 435,070 $ 1,645,317 $ 26,083
Shares Issued and Outstanding ........................................................ 22,775 54,560 1,828
Net Asset Value per share ............................................................. $ 19 .10 $ 30 .15 $ 14 .27
Maximum Offering Price .............................................................
$ 19 .39 $ 31 .90 $ 15 .10
Class C : Net Assets .......................................................................... $ 66,411 $ 228,866 N/A
Shares Issued and Outstanding ........................................................ 3,576 8,550
Net Asset Value per share .............................................................
$ 18 .57
(b)
$ 26 .77
(b)
Class J : Net Assets .......................................................................... $ 691,045 $ 325,426 $ 153,602
Shares Issued and Outstanding ........................................................ 36,549 11,228 10,870
Net Asset Value per share .............................................................
$ 18 .91
(b)
$ 28 .99
(b)
$ 14 .13
(b)
Institutional : Net Assets ..................................................................... $ 4,175,228 $ 12,070,133 $ 279,888
Shares Issued and Outstanding ........................................................ 218,365 389,415 19,573
Net Asset Value per share .............................................................
$ 19 .12 $ 31 .00 $ 14 .30
R-1 : Net Assets .............................................................................. $ 14,258 $ 98,489 $ 2,775
Shares Issued and Outstanding ........................................................ 750 3,565 204
Net Asset Value per share .............................................................
$ 19 .00 $ 27 .63 $ 13 .63
R-2 : Net Assets .............................................................................. $ 18,873 $ 23,256 $ 2,917
Shares Issued and Outstanding ........................................................ 984 825 212
Net Asset Value per share .............................................................
$ 19 .18 $ 28 .17 $ 13 .79
R-3 : Net Assets .............................................................................. $ 181,254 $ 83,961 $ 13,305
Shares Issued and Outstanding ........................................................ 9,484 2,858 945
Net Asset Value per share .............................................................
$ 19 .11 $ 29 .38 $ 14 .08
R-4 : Net Assets .............................................................................. $ 142,497 $ 76,985 $ 13,340
Shares Issued and Outstanding ........................................................ 7,427 2,507 945
Net Asset Value per share .............................................................
$ 19 .19 $ 30 .70 $ 14 .12
R-5 : Net Assets .............................................................................. $ 297,495 $ 387,741 $ 29,270
Shares Issued and Outstanding ........................................................ 15,353 12,700 2,061
Net Asset Value per share .............................................................
$ 19 .38 $ 30 .53 $ 14 .20
R-6 : Net Assets .............................................................................. N/A $ 2,431,236 $ 1,980,217
Shares Issued and Outstanding ........................................................ 78,497 138,182
Net Asset Value per share .............................................................
$ 30 .97 $ 14 .33
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
64
See accompanying notes.
Amounts in thousands, except per share amounts Money Market Fund
Principal Capital
Appreciation Fund
Real Estate Securities
Fund
Investment in securities--at cost ..........................................................
$ 520,079 $ 878,836 $ 3,467,850
Investment in affiliated Funds--at cost ...................................................
$ – $ 48,465 $ 98,955
Assets
Investment in securities--at value  .......................................................... $ 520,079 $ 1,739,222 $ 5,075,496
Investment in affiliated Funds--at value .................................................... – 48,465 98,955
Cash ......................................................................................... 20 – –
Receivables:
Dividends and interest ................................................................. 181 1,331 631
Expense reimbursement from Manager ............................................... 20 26 87
Expense reimbursement from Distributor ............................................. 35 – 5
Fund shares sold ....................................................................... 1,899 1,131 8,160
Investment securities sold ............................................................. – 7 13,581
Other assets .................................................................................. 26 5 –
Total Assets   522,260 1,790,187 5,196,915
Liabilities
Accrued management and investment advisory fees ........................................ 176 718 3,448
Accrued administrative service fees ........................................................ – 3 8
Accrued distribution fees .................................................................... 35 246 162
Accrued service fees ........................................................................ – 15 51
Accrued transfer agent fees ................................................................. 116 223 614
Accrued chief compliance officer fees ...................................................... – – 1
Accrued custodian fees ...................................................................... 3 – –
Accrued directors' expenses ................................................................. 1 3 5
Accrued professional fees ................................................................... 30 22 22
Accrued registration fees .................................................................... 10 – –
Accrued other expenses ..................................................................... 78 71 248
Payables:
Dividends payable ..................................................................... 662 – –
Fund shares redeemed ................................................................. 558 945 3,649
Investment securities purchased ...................................................... – 486 10,044
Total Liabilities
1,669 2,732 18,252
Net Assets Applicable to Outstanding Shares ............................................
$ 520,591 $ 1,787,455 $ 5,178,663
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 520,591 $ 795,661 $ 3,548,846
Total distributable earnings (accumulated loss) .............................................
– 991,794 1,629,817
Total Net Assets
$ 520,591 $ 1,787,455 $ 5,178,663

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
65
See accompanying notes.
Amounts in thousands, except per share amounts Money Market Fund
Principal Capital
Appreciation Fund
Real Estate Securities
Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 5,800,000 850,000 875,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 242,127 $ 993,244 $ 370,891
Shares Issued and Outstanding ........................................................ 242,127 19,644 12,954
Net Asset Value per share ............................................................. $ 1 .00 $ 50 .56 $ 28 .63
Maximum Offering Price .............................................................
$ 1 .00 $ 53 .50 $ 30 .30
Class C : Net Assets .......................................................................... N/A $ 39,154 $ 53,250
Shares Issued and Outstanding ........................................................ 1,161 1,897
Net Asset Value per share .............................................................
$ 33 .73
(a)
$ 28 .08
(a)
Class J : Net Assets .......................................................................... $ 278,464 N/A $ 181,025
Shares Issued and Outstanding ........................................................ 278,464 6,521
Net Asset Value per share .............................................................
$ 1 .00
(a)
$ 27 .76
(a)
Institutional : Net Assets ..................................................................... N/A $ 683,345 $ 2,411,326
Shares Issued and Outstanding ........................................................ 13,119 84,122
Net Asset Value per share .............................................................
$ 52 .09 $ 28 .66
R-1 : Net Assets .............................................................................. N/A $ 1,828 $ 4,368
Shares Issued and Outstanding ........................................................ 36 155
Net Asset Value per share .............................................................
$ 50 .41 $ 28 .26
R-2 : Net Assets .............................................................................. N/A $ 2,203 $ 12,991
Shares Issued and Outstanding ........................................................ 44 478
Net Asset Value per share .............................................................
$ 50 .63 $ 27 .18
R-3 : Net Assets .............................................................................. N/A $ 16,017 $ 43,588
Shares Issued and Outstanding ........................................................ 316 1,563
Net Asset Value per share .............................................................
$ 50 .62 $ 27 .89
R-4 : Net Assets .............................................................................. N/A $ 16,878 $ 37,265
Shares Issued and Outstanding ........................................................ 329 1,352
Net Asset Value per share .............................................................
$ 51 .23 $ 27 .57
R-5 : Net Assets .............................................................................. N/A $ 34,786 $ 149,005
Shares Issued and Outstanding ........................................................ 675 5,392
Net Asset Value per share .............................................................
$ 51 .51 $ 27 .63
R-6 : Net Assets .............................................................................. N/A N/A $ 1,914,954
Shares Issued and Outstanding ........................................................ 66,815
Net Asset Value per share .............................................................
$ 28 .66
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
66
See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Value Fund
II
Investment in securities--at cost ..........................................................
$ 5,190,634 $ 596,767 $ 948,729
Investment in affiliated Funds--at cost ...................................................
$ 38,952 $ 35,326 $ 35,578
Assets
Investment in securities--at value  .......................................................... $ 5,257,439
(a)
$ 660,998
(a)
$ 993,461
(a)
Investment in affiliated Funds--at value .................................................... 38,952 35,326 35,601
Deposits with counterparty .................................................................. – – 104
Receivables:
Dividends and interest ................................................................. 24,525 168 451
Expense reimbursement from Manager ............................................... 35 12 44
Expense reimbursement from Distributor ............................................. 4 5 –
Fund shares sold ....................................................................... 13,042 276 238
Investment securities sold ............................................................. – 3,050 677
Other assets .................................................................................. – 1 –
Total Assets   5,333,997 699,836 1,030,576
Liabilities
Accrued management and investment advisory fees ........................................ 1,770 418 839
Accrued administrative service fees ........................................................ 1 2 1
Accrued distribution fees .................................................................... 104 98 6
Accrued service fees ........................................................................ 7 13 7
Accrued transfer agent fees ................................................................. 236 145 47
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 5 1 –
Accrued professional fees ................................................................... 32 21 23
Accrued other expenses ..................................................................... 68 83 39
Cash overdraft ............................................................................... 14,974 – 158
Payables:
Dividends payable ..................................................................... 9,463 – –
Fund shares redeemed ................................................................. 5,035 1,287 757
Investment securities purchased ...................................................... 28,835 3,796 2,458
Variation margin on futures ........................................................... – – 18
Collateral obligation on securities loaned, at value ......................................... 7,942 25,994 11,256
Total Liabilities
68,473 31,858 15,609
Net Assets Applicable to Outstanding Shares ............................................
$ 5,265,524 $ 667,978 $ 1,014,967
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,207,159 $ 566,427 $ 991,090
Total distributable earnings (accumulated loss) .............................................
58,365 101,551 23,877
Total Net Assets
$ 5,265,524 $ 667,978 $ 1,014,967

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
67
See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Value Fund
II
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 895,000 700,000 775,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 310,526 $ 218,037 $ 7,997
Shares Issued and Outstanding ........................................................ 25,203 10,490 770
Net Asset Value per share ............................................................. $ 12 .32 $ 20 .79 $ 10 .39
Maximum Offering Price .............................................................
$ 12 .60 $ 22 .00 $ 10 .99
Class C : Net Assets .......................................................................... $ 51,869 $ 26,671 N/A
Shares Issued and Outstanding ........................................................ 4,207 1,466
Net Asset Value per share .............................................................
$ 12 .33
(b)
$ 18 .20
(b)
Class J : Net Assets .......................................................................... $ 131,795 $ 189,772 $ 16,348
Shares Issued and Outstanding ........................................................ 10,703 9,600 1,604
Net Asset Value per share .............................................................
$ 12 .31
(b)
$ 19 .77
(b)
$ 10 .19
(b)
Institutional : Net Assets ..................................................................... $ 4,736,982 $ 107,829 $ 116,450
Shares Issued and Outstanding ........................................................ 384,680 4,780 11,041
Net Asset Value per share .............................................................
$ 12 .31 $ 22 .56 $ 10 .55
R-1 : Net Assets .............................................................................. $ 429 $ 2,407 $ 871
Shares Issued and Outstanding ........................................................ 35 124 93
Net Asset Value per share .............................................................
$ 12 .32 $ 19 .49 $ 9 .32
R-2 : Net Assets .............................................................................. $ 1,571 $ 2,695 $ 1,394
Shares Issued and Outstanding ........................................................ 128 136 146
Net Asset Value per share .............................................................
$ 12 .32 $ 19 .77 $ 9 .54
R-3 : Net Assets .............................................................................. $ 13,832 $ 9,247 $ 6,798
Shares Issued and Outstanding ........................................................ 1,122 446 679
Net Asset Value per share .............................................................
$ 12 .32 $ 20 .72 $ 10 .01
R-4 : Net Assets .............................................................................. $ 3,816 $ 25,604 $ 4,746
Shares Issued and Outstanding ........................................................ 310 1,180 466
Net Asset Value per share .............................................................
$ 12 .31 $ 21 .69 $ 10 .19
R-5 : Net Assets .............................................................................. $ 14,704 $ 23,288 $ 19,469
Shares Issued and Outstanding ........................................................ 1,193 1,045 1,885
Net Asset Value per share .............................................................
$ 12 .33 $ 22 .28 $ 10 .33
R-6 : Net Assets .............................................................................. N/A $ 62,428 $ 840,894
Shares Issued and Outstanding ........................................................ 2,768 79,784
Net Asset Value per share .............................................................
$ 22 .56 $ 10 .54
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
68
See accompanying notes.
Amounts in thousands, except per share amounts Tax-Exempt Bond Fund
Investment in securities--at cost ......................................................................................................................
$ 540,164
Assets
Investment in securities--at value  ...................................................................................................................... $ 561,356
Cash ..................................................................................................................................................... 6,871
Receivables:
Dividends and interest ............................................................................................................................. 7,044
Expense reimbursement from Manager ........................................................................................................... 22
Fund shares sold ................................................................................................................................... 3,208
Investment securities sold ......................................................................................................................... 892
Other assets .............................................................................................................................................. 9
Total Assets   579,402
Liabilities
Accrued management and investment advisory fees .................................................................................................... 210
Accrued distribution fees ................................................................................................................................ 108
Accrued transfer agent fees ............................................................................................................................. 66
Accrued professional fees ............................................................................................................................... 39
Accrued other expenses ................................................................................................................................. 27
Payables:
Dividends payable ................................................................................................................................. 1,212
Fund shares redeemed ............................................................................................................................. 408
Interest expense and fees payable ................................................................................................................. 84
Investment securities purchased .................................................................................................................. 1,277
Floating rate notes issued ...............................................................................................................................
14,823
Total Liabilities
18,254
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 561,148
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 542,575
Total distributable earnings (accumulated loss) .........................................................................................................
18,573
Total Net Assets
$ 561,148
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 450,000
Net Asset Value Per Share:
Class A : Net Assets ...................................................................................................................................... $ 358,580
Shares Issued and Outstanding .................................................................................................................... 48,236
Net Asset Value per share ......................................................................................................................... $ 7 .43
Maximum Offering Price .........................................................................................................................
$ 7 .72
Class C : Net Assets ...................................................................................................................................... $ 39,162
Shares Issued and Outstanding .................................................................................................................... 5,250
Net Asset Value per share .........................................................................................................................
$ 7 .46
(a)
Institutional : Net Assets ................................................................................................................................. $ 163,406
Shares Issued and Outstanding .................................................................................................................... 21,962
Net Asset Value per share .........................................................................................................................
$ 7 .44
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
70
See accompanying notes.
Amounts in thousands
California Municipal
Fund Core Plus Bond Fund
(a)
Diversified
International Fund
(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ – $ 2,747 $ 5,220
Dividends .................................................................................... 102 1,349 346,005
Withholding tax ............................................................................. – – (32,021)
Interest ....................................................................................... 17,940 107,270 26
Securities lending - net ......................................................................
– 15 98
Total Income 18,042 111,381 319,328
Expenses:
Management and investment advisory fees ................................................. 2,084 15,494 92,912
Distribution f ees - Class A .................................................................. 815 213 538
Distribution f ees - Class C .................................................................. 358 13 122
Distribution f ees - Class J ................................................................... N/A 202 228
Distribution f ees - R-1 ...................................................................... N/A 16 13
Distribution f ees - R-2 ...................................................................... N/A 12 11
Distribution f ees - R-3 ...................................................................... N/A 41 36
Distribution f ees - R-4 ...................................................................... N/A 11 20
Administrative service fees - R-1 ........................................................... N/A 13 11
Administrative service fees - R-2 ........................................................... N/A 8 8
Administrative service fees - R-3 ........................................................... N/A 12 10
Administrative service fees - R-4 ........................................................... N/A 3 6
Administrative service fees - R-5 ........................................................... N/A 4 4
Registration fees - Class A .................................................................. 17 19 17
Registration fees - Class C .................................................................. 16 3 14
Registration fees - Class J ................................................................... N/A 15 16
Registration fees - Institutional ............................................................. 18 20 20
Registration fees - R-6 ...................................................................... N/A N/A 22
Service fees - R-1 ........................................................................... N/A 11 10
Service fees - R-2 ........................................................................... N/A 10 9
Service fees - R-3 ........................................................................... N/A 42 35
Service fees - R-4 ........................................................................... N/A 27 51
Service fees - R-5 ........................................................................... N/A 100 106
Shareholder meeting expense - Class A ..................................................... 20 17 42
Shareholder meeting expense - Class C ..................................................... 5 N/A 2
Shareholder meeting expense - Class J ..................................................... N/A 28 31
Shareholder meeting expense - Institutional ................................................ 7 12 16
Shareholder reports - Class A ............................................................... 7 41 74
Shareholder reports - Class C ............................................................... 2 – 5
Shareholder reports - Class J ................................................................ N/A 111 102
Shareholder reports - Institutional .......................................................... 5 5 6
Transfer agent fees - Class A ................................................................ 169 179 438
Transfer agent fees - Class C ................................................................ 33 4 36
Transfer agent fees - Class J ................................................................ N/A 256 286
Transfer agent fees - Institutional ........................................................... 74 282 292
Chief compliance officer expenses .......................................................... 1 4 15
Custodian fees ............................................................................... – 41 1,727
Directors' expenses .......................................................................... 12 66 229
Interest expense and fees .................................................................... 151 – –
Professional fees ............................................................................ 51 55 120
Other expenses .............................................................................. 10 30 136
Total Gross Expenses 3,855 17,420 97,776
Less: Reimbursement from Manager ....................................................... – 1,835 9,641
Less: Reimbursement from Manager - Class A ............................................. – 107 –
Less: Reimbursement from Manager - Class C ............................................. – 3 28
Less: Reimbursement from Manager - Institutional ........................................ 59 – –
Less: Reimbursement from Distributor - Class J ........................................... N/A 40 46
Total Net Expenses 3,796 15,435 88,061
Net Investment Income (Loss) 14,246 95,946 231,267

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
71
See accompanying notes.
Amounts in thousands
California Municipal
Fund Core Plus Bond Fund
(a)
Diversified
International Fund
(b)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (659) 59,361 (337,533)
Foreign currency contracts .................................................................. – 1,782 –
Foreign currency transactions ............................................................... – (123) (7,932)
Futures contracts ............................................................................ – 5,079 –
Swap agreements ............................................................................ – (8,383) –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 28,115 170,829 1,146,634
Foreign currency contracts .................................................................. – (309) –
Futures contracts ............................................................................ – 627 –
Swap agreements ............................................................................ – (1,655) –
Translation of assets and liabilities in foreign currencies ................................... – 39 446
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 27,456 227,247 801,615
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 41,702 $ 323,193 $ 1,032,882
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.
(b)
Class R-6 commenced operations on March 1, 2019.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
72
See accompanying notes.
Amounts in thousands Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Global Diversified
Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 2,841 $ – $ 5,651
Dividends .................................................................................... 198,707 120 44,686
Withholding tax ............................................................................. (4,788) (137) (2,861)
Interest ....................................................................................... 27 6,514 425 ,479
Securities lending - net ......................................................................
42 2 –
Total Income 196,829 6,499 472 ,955
Expenses:
Management and investment advisory fees ................................................. 36,623 1,004 55,947
Distribution fees - Class A .................................................................. 2,836 4 3,468
Distribution fees - Class C .................................................................. 1,543 N/A 15,692
Distribution fees - Class J ................................................................... 97 N/A N/A
Distribution fees - R-1 ...................................................................... 10 N/A N/A
Distribution fees - R-2 ...................................................................... 14 N/A N/A
Distribution fees - R-3 ...................................................................... 90 N/A N/A
Distribution fees - R-4 ...................................................................... 35 N/A N/A
Administrative service fees - R-1 ........................................................... 8 N/A N/A
Administrative service fees - R-2 ........................................................... 10 N/A N/A
Administrative service fees - R-3 ........................................................... 25 N/A N/A
Administrative service fees - R-4 ........................................................... 10 N/A N/A
Administrative service fees - R-5 ........................................................... 15 N/A N/A
Registration fees - Class A .................................................................. 42 18 58
Registration fees - Class C .................................................................. 20 N/A 33
Registration fees - Class J ................................................................... 18 N/A N/A
Registration fees - Institutional ............................................................. 83 40 19
Registration fees - R-6 ...................................................................... N/A N/A 20
Service fees - R-1 ........................................................................... 7 N/A N/A
Service fees - R-2 ........................................................................... 12 N/A N/A
Service fees - R-3 ........................................................................... 90 N/A N/A
Service fees - R-4 ........................................................................... 86 N/A N/A
Service fees - R-5 ........................................................................... 358 N/A N/A
Shareholder meeting expense - Class A ..................................................... 79 – 101
Shareholder meeting expense - Class C ..................................................... 9 N/A 150
Shareholder meeting expense - Class J ..................................................... 8 N/A N/A
Shareholder meeting expense - Institutional ................................................ 32 1 326
Shareholder meeting expense - R-6 ......................................................... N/A N/A 1
Shareholder reports - Class A ............................................................... 160 – 200
Shareholder reports - Class C ............................................................... 23 N/A 291
Shareholder reports - Class J ................................................................ 40 N/A N/A
Shareholder reports - Institutional .......................................................... 77 3 902
Shareholder reports - R-6 ................................................................... N/A N/A 3
Transfer agent fees - Class A ................................................................ 1,387 14 1,110
Transfer agent fees - Class C ................................................................ 165 N/A 1,441
Transfer agent fees - Class J ................................................................ 109 N/A N/A
Transfer agent fees - Institutional ........................................................... 1,031 71 3,719
Chief compliance officer expenses .......................................................... 9 – 10
Custodian fees ............................................................................... 136 24 389
Directors' expenses .......................................................................... 154 5 164
Professional fees ............................................................................ 71 40 104
Short sale fees ............................................................................... – – 61
Other expenses .............................................................................. 58 3 120
Total Gross Expenses 45,580 1,227 84,329
Less: Reimbursement from Manager ....................................................... – 15 5,249
Less: Reimbursement from Manager - Class A ............................................. – 31 –
Less: Reimbursement from Manager - Institutional ........................................ 709 58 3,714
Less: Reimbursement from Distributor - Class J ........................................... 19 N/A N/A
Total Net Expenses 44,852 1,123 75,366
Net Investment Income (Loss) 151,977 5,376 397 ,589

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
73
See accompanying notes.
Amounts in thousands Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Global Diversified
Income Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 254,175 3,612 (234,993)
Foreign currency contracts .................................................................. – (118) 376
Foreign currency transactions ............................................................... – (322) (3,590)
Futures contracts ............................................................................ – (499) (282)
Options and swaptions ...................................................................... – – 12,290
Short sales ................................................................................... – – (105)
Swap agreements ............................................................................ – 514 2,024
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 640,718 4,420 491 ,192
Foreign currency contracts .................................................................. – 446 631
Futures contracts ............................................................................ – 164 (1,133)
Options and swaptions ...................................................................... – – (8,184)
Swap agreements ............................................................................ – 611 4,596
Translation of assets and liabilities in foreign currencies ................................... – 9 803
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 894,893 8,837 263 ,625
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,046,870 $ 14,213 $ 661,214

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
74
See accompanying notes.
Amounts in thousands
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund High Income Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,016 $ 702 $ 2,528
Dividends .................................................................................... 94,949 11 25
Withholding tax ............................................................................. (4,780) – –
Interest ....................................................................................... 26 41,933 236,798
Securities lending - net ......................................................................
481 1 200
Total Income 91,692 42,647 239,551
Expenses:
Management and investment advisory fees ................................................. 29,700 7,512 20,720
Distribution f ees - Class A .................................................................. 271 412 15
Distribution f ees - Class C .................................................................. 317 331 N/A
Distribution f ees - Class J ................................................................... N/A 156 N/A
Distribution f ees - R-1 ...................................................................... N/A 9 N/A
Distribution f ees - R-2 ...................................................................... N/A 13 N/A
Distribution f ees - R-3 ...................................................................... 1 26 N/A
Distribution f ees - R-4 ...................................................................... – 10 N/A
Administrative service fees - R-1 ........................................................... N/A 8 N/A
Administrative service fees - R-2 ........................................................... N/A 8 N/A
Administrative service fees - R-3 ........................................................... – 7 N/A
Administrative service fees - R-4 ........................................................... – 3 N/A
Administrative service fees - R-5 ........................................................... – 2 N/A
Registration fees - Class A .................................................................. 29 17 19
Registration fees - Class C .................................................................. 17 15 N/A
Registration fees - Class J ................................................................... N/A 17 N/A
Registration fees - Institutional ............................................................. 108 91 27
Registration fees - R-6 ...................................................................... 23 N/A N/A
Service fees - R-1 ........................................................................... N/A 7 N/A
Service fees - R-2 ........................................................................... N/A 11 N/A
Service fees - R-3 ........................................................................... 1 26 N/A
Service fees - R-4 ........................................................................... – 24 N/A
Service fees - R-5 ........................................................................... – 55 N/A
Shareholder meeting expense - Class A ..................................................... 10 26 1
Shareholder meeting expense - Class C ..................................................... 3 3 N/A
Shareholder meeting expense - Class J ..................................................... N/A 18 N/A
Shareholder meeting expense - Institutional ................................................ 323 15 1
Shareholder meeting expense - R-6 ......................................................... 5 N/A N/A
Shareholder reports - Class A ............................................................... 21 47 4
Shareholder reports - Class C ............................................................... 8 7 N/A
Shareholder reports - Class J ................................................................ N/A 60 N/A
Shareholder reports - Institutional .......................................................... 917 9 9
Shareholder reports - R-6 ................................................................... 15 N/A N/A
Transfer agent fees - Class A ................................................................ 188 308 19
Transfer agent fees - Class C ................................................................ 47 48 N/A
Transfer agent fees - Class J ................................................................ N/A 171 N/A
Transfer agent fees - Institutional ........................................................... 3,821 339 88
Chief compliance officer expenses .......................................................... 5 2 5
Custodian fees ............................................................................... 198 6 66
Directors' expenses .......................................................................... 69 34 68
Professional fees ............................................................................ 78 40 55
Other expenses .............................................................................. 29 15 29
Total Gross Expenses 36,204 9,908 21,126
Less: Reimbursement from Manager ....................................................... – – 158
Less: Reimbursement from Manager - Class A ............................................. – – 33
Less: Reimbursement from Manager - Class C ............................................. – 32 N/A
Less: Reimbursement from Manager - Institutional ........................................ 3,410 194 –
Less: Reimbursement from Manager - R-1 ................................................. N/A 3 N/A
Less: Reimbursement from Manager - R-2 ................................................. N/A 4 N/A
Less: Reimbursement from Manager - R-3 ................................................. – 10 N/A
Less: Reimbursement from Manager - R-4 ................................................. – 9 N/A
Less: Reimbursement from Manager - R-5 ................................................. – 21 N/A
Less: Reimbursement from Distributor - Class A ........................................... – 73 –
Less: Reimbursement from Distributor - Class J ........................................... N/A 31 N/A
Total Net Expenses 32,794 9,531 20,935
Net Investment Income (Loss) 58,898 33,116 218,616

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
75
See accompanying notes.
Amounts in thousands
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund High Income Fund
(a)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 149,040 (2,145) (73,788)
Foreign currency transactions ............................................................... (166) – –
Swap agreements ............................................................................ – – 3,760
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 500,875 91,768 24,148
Futures contracts ............................................................................ – 1,519 –
Swap agreements ............................................................................ – – 843
Translation of assets and liabilities in foreign currencies ................................... 5 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 649,754 91,142 (45,037)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 708,652 $ 124,258 $ 173,579
(a)
Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
76
See accompanying notes.
Amounts in thousands High Yield Fund Income Fund
Inflation Protection
Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,682 $ 2,551 $ 262
Dividends .................................................................................... 54 (5,749)
(b)
–
Interest ....................................................................................... 179,952 116,777 35,408
Securities lending - net ......................................................................
48 31 21
Total Income 181,736 113,610 35,691
Expenses:
Management and investment advisory fees ................................................. 14,617 16,042 6,102
Distribution fees - Class A .................................................................. 1,668 606 27
Distribution fees - Class C .................................................................. 2,076 503 6
Distribution fees - Class J ................................................................... N/A 137 9
Distribution fees - R-1 ...................................................................... N/A 54 4
Distribution fees - R-2 ...................................................................... N/A 6 2
Distribution fees - R-3 ...................................................................... N/A 68 16
Distribution fees - R-4 ...................................................................... N/A 19 1
Administrative service fees - R-1 ........................................................... N/A 43 3
Administrative service fees - R-2 ........................................................... N/A 4 1
Administrative service fees - R-3 ........................................................... N/A 19 5
Administrative service fees - R-4 ........................................................... N/A 6 –
Administrative service fees - R-5 ........................................................... N/A 4 –
Registration fees - Class A .................................................................. 47 32 17
Registration fees - Class C .................................................................. 19 18 3
Registration fees - Class J ................................................................... N/A 18 15
Registration fees - Institutional ............................................................. 46 34 30
Registration fees - R-6 ...................................................................... 17 44 N/A
Service fees - R-1 ........................................................................... N/A 39 3
Service fees - R-2 ........................................................................... N/A 5 1
Service fees - R-3 ........................................................................... N/A 68 16
Service fees - R-4 ........................................................................... N/A 47 3
Service fees - R-5 ........................................................................... N/A 86 8
Shareholder meeting expense - Class A ..................................................... 84 18 4
Shareholder meeting expense - Class C ..................................................... 29 6 N/A
Shareholder meeting expense - Class J ..................................................... N/A 8 1
Shareholder meeting expense - Institutional ................................................ 169 19 –
Shareholder meeting expense - R-6 ......................................................... 4 – N/A
Shareholder reports - Class A ............................................................... 115 46 5
Shareholder reports - Class C ............................................................... 41 16 –
Shareholder reports - Class J ................................................................ N/A 39 5
Shareholder reports - Institutional .......................................................... 309 23 1
Shareholder reports - R-6 ................................................................... 8 1 N/A
Transfer agent fees - Class A ................................................................ 917 276 33
Transfer agent fees - Class C ................................................................ 224 77 3
Transfer agent fees - Class J ................................................................ N/A 87 23
Transfer agent fees - Institutional ........................................................... 1,596 477 38
Chief compliance officer expenses .......................................................... 4 4 2
Custodian fees ............................................................................... 10 5 38
Directors' expenses .......................................................................... 60 75 35
Professional fees ............................................................................ 55 53 60
Other expenses .............................................................................. 29 31 17
Total Gross Expenses 22,144 19,163 6,537
Less: Reimbursement from Manager - Class A ............................................. – – 30
Less: Reimbursement from Manager - Class C ............................................. – – 4
Less: Reimbursement from Manager - Class J .............................................. N/A – 4
Less: Reimbursement from Manager - Institutional ........................................ 704 91 –
Less: Reimbursement from Distributor - Class J ........................................... N/A 27 2
Total Net Expenses 21,440 19,045 6,497
Net Investment Income (Loss) 160,296 94,565 29,194

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
77
See accompanying notes.
Amounts in thousands High Yield Fund Income Fund
Inflation Protection
Fund
(a)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (30,593) 15,474 8,653
Foreign currency contracts .................................................................. – – 4,757
Foreign currency transactions ............................................................... (2) – 956
Futures contracts ............................................................................ – – (15,702)
Options and swaptions ...................................................................... – – (773)
Swap agreements ............................................................................ 426 – (10,622)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 52,777 208,335 113,311
Foreign currency contracts .................................................................. – – (2,593)
Futures contracts ............................................................................ – – 1,282
Options and swaptions ...................................................................... – – (2,085)
Swap agreements ............................................................................ (247) – (316)
Translation of assets and liabilities in foreign currencies ................................... – – 83
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements 22,361 223,809 96,951
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 182,657 $ 318,374 $ 126,145
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.
(b)
Contra-income is a result of a prior year dividend income adjustment for return of capital, which reduced cost basis of underlying security .

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
78
See accompanying notes.
Amounts in thousands
International
Emerging Markets
Fund International Fund I
LargeCap Growth
Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 207 $ 78 $ 3,245
Dividends .................................................................................... 17,155 12,820 68,277
Withholding tax ............................................................................. (1,402) (1,051) (349)
Interest ....................................................................................... 9 – 72
Securities lending - net ......................................................................
5 8 84
Total Income 15,974 11,855 71,329
Expenses:
Management and investment advisory fees ................................................. 6,956 3,173 51,967
Distribution fees - Class A .................................................................. 199 23 156
Distribution fees - Class C .................................................................. 93 N/A N/A
Distribution fees - Class J ................................................................... 138 N/A 293
Distribution fees - R-1 ...................................................................... 7 6 28
Distribution fees - R-2 ...................................................................... 6 5 25
Distribution fees - R-3 ...................................................................... 15 8 235
Distribution fees - R-4 ...................................................................... 6 5 81
Administrative service fees - R-1 ........................................................... 6 5 22
Administrative service fees - R-2 ........................................................... 4 4 17
Administrative service fees - R-3 ........................................................... 4 2 66
Administrative service fees - R-4 ........................................................... 2 2 24
Administrative service fees - R-5 ........................................................... 1 – 27
Registration fees - Class A .................................................................. 16 16 20
Registration fees - Class C .................................................................. 13 N/A N/A
Registration fees - Class J ................................................................... 15 N/A 23
Registration fees - Institutional ............................................................. 16 14 30
Registration fees - R-6 ...................................................................... 21 28 82
Service fees - R-1 ........................................................................... 5 5 20
Service fees - R-2 ........................................................................... 5 4 20
Service fees - R-3 ........................................................................... 15 8 235
Service fees - R-4 ........................................................................... 14 12 204
Service fees - R-5 ........................................................................... 31 7 677
Shareholder meeting expense - Class A ..................................................... 20 2 4
Shareholder meeting expense - Class C ..................................................... 3 N/A N/A
Shareholder meeting expense - Class J ..................................................... 22 N/A 14
Shareholder meeting expense - Institutional ................................................ 14 10 22
Shareholder meeting expense - R-6 ......................................................... – – 3
Shareholder reports - Class A ............................................................... 44 5 10
Shareholder reports - Class C ............................................................... 7 N/A N/A
Shareholder reports - Class J ................................................................ 82 N/A 50
Shareholder reports - Institutional .......................................................... 5 6 39
Shareholder reports - R-6 ................................................................... – – 12
Transfer agent fees - Class A ................................................................ 202 27 68
Transfer agent fees - Class C ................................................................ 35 N/A N/A
Transfer agent fees - Class J ................................................................ 200 N/A 138
Transfer agent fees - Institutional ........................................................... 152 98 2,017
Chief compliance officer expenses .......................................................... 1 – 11
Custodian fees ............................................................................... 283 141 38
Directors' expenses .......................................................................... 14 10 185
Professional fees ............................................................................ 104 66 33
Other expenses .............................................................................. 67 20 68
Total Gross Expenses 8,843 3,712 56,964
Less: Reimbursement from Manager ....................................................... 684 439 1,387
Less: Reimbursement from Manager - Class A ............................................. 155 29 –
Less: Reimbursement from Manager - Class C ............................................. 23 N/A N/A
Less: Reimbursement from Manager - Class J .............................................. 205 N/A –
Less: Reimbursement from Manager - Institutional ........................................ 116 37 –
Less: Reimbursement from Manager - R-6 ................................................. 62 80 –
Less: Reimbursement from Distributor - Class J ........................................... 28 N/A 59
Total Net Expenses 7,570 3,127 55,518
Net Investment Income (Loss) 8,404 8,728 15,811

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
79
See accompanying notes.
Amounts in thousands
International
Emerging Markets
Fund International Fund I
LargeCap Growth
Fund I
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 9 , 593 (13,553) 820,666
Investment transactions in affiliated Funds ................................................. – – (11)
Foreign currency transactions ............................................................... (1,969) (329) –
Futures contracts ............................................................................ – – 2,002
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $124, $0 and $0, respectively) ........................ 2 5 , 869 50,778 584,874
Investments in affiliated Funds .............................................................. – – 123
Futures contracts ............................................................................ – – 572
Translation of assets and liabilities in foreign currencies ................................... 154 43 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 33,647 36,939 1,408,226
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 42,051 $ 45,667 $ 1,424,037

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
80
See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Fund MidCap Fund
MidCap Value Fund
I
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,809 $ 143 $ 775
Dividends .................................................................................... 123,598 165,505 34,825
Withholding tax ............................................................................. – (3,857) (5)
Interest ....................................................................................... 86 2 26
Securities lending - net ......................................................................
2 284 13
Total Income 125,495 162,077 35,634
Expenses:
Management and investment advisory fees ................................................. 8,578 91,161 12,785
Distribution fees - Class A .................................................................. 609 3,853 35
Distribution fees - Class C .................................................................. 645 2,403 N/A
Distribution fees - Class J ................................................................... 994 451 169
Distribution fees - R-1 ...................................................................... 52 312 11
Distribution fees - R-2 ...................................................................... 61 69 8
Distribution fees - R-3 ...................................................................... 453 233 29
Distribution fees - R-4 ...................................................................... 145 88 10
Administrative service fees - R-1 ........................................................... 42 250 8
Administrative service fees - R-2 ........................................................... 40 46 6
Administrative service fees - R-3 ........................................................... 127 65 8
Administrative service fees - R-4 ........................................................... 44 27 3
Administrative service fees - R-5 ........................................................... 31 35 3
Registration fees - Class A .................................................................. 29 33 17
Registration fees - Class C .................................................................. 19 16 N/A
Registration fees - Class J ................................................................... 23 16 14
Registration fees - Institutional ............................................................. 50 64 40
Registration fees - R-6 ...................................................................... N/A 43 28
Service fees - R-1 ........................................................................... 38 223 8
Service fees - R-2 ........................................................................... 51 57 7
Service fees - R-3 ........................................................................... 453 233 29
Service fees - R-4 ........................................................................... 361 220 26
Service fees - R-5 ........................................................................... 777 877 67
Shareholder meeting expense - Class A ..................................................... 42 110 6
Shareholder meeting expense - Class C ..................................................... 5 13 N/A
Shareholder meeting expense - Class J ..................................................... 48 25 23
Shareholder meeting expense - Institutional ................................................ 23 646 18
Shareholder meeting expense - R-6 ......................................................... N/A 14 –
Shareholder reports - Class A ............................................................... 85 215 9
Shareholder reports - Class C ............................................................... 12 30 N/A
Shareholder reports - Class J ................................................................ 180 89 67
Shareholder reports - Institutional .......................................................... 40 1,882 18
Shareholder reports - R-6 ................................................................... N/A 88 –
Transfer agent fees - Class A ................................................................ 471 1,807 37
Transfer agent fees - Class C ................................................................ 74 216 N/A
Transfer agent fees - Class J ................................................................ 453 230 167
Transfer agent fees - Institutional ........................................................... 414 9,828 231
Chief compliance officer expenses .......................................................... 7 20 2
Custodian fees ............................................................................... 9 8 45
Directors' expenses .......................................................................... 118 340 50
Professional fees ............................................................................ 30 39 25
Other expenses .............................................................................. 102 314 14
Total Gross Expenses 15,735 116,689 14,023
Less: Reimbursement from Manager ....................................................... – – 765
Less: Reimbursement from Manager - Class C ............................................. 16 – N/A
Less: Reimbursement from Manager - Institutional ........................................ – – 92
Less: Reimbursement from Distributor - Class J ........................................... 199 90 34
Total Net Expenses 15,520 116,599 13,132
Net Investment Income (Loss) 109,975 45,478 22,502

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
81
See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Fund MidCap Fund
MidCap Value Fund
I
(a)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 124,310 835,172 94,119
Investment transactions in affiliated Funds ................................................. – – 13
Futures contracts ............................................................................ 13,768 – (1,266)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 511,302 2,978,937 25,771
Investments in affiliated Funds .............................................................. – – 14
Investment in affiliated securities ........................................................... – 79,001 –
Futures contracts ............................................................................ 4,319 – 835
Net Realized and Unrealized Gain (Loss) on investments and futures 653,699 3,893,110 119,486
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 763,674 $ 3,938,588 $ 141,988
(a)
Class A and R-6 commenced operations on April 2, 2019.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
82
See accompanying notes.
Amounts in thousands Money Market Fund
Principal Capital
Appreciation Fund
Real Estate Securities
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ – $ 797 $ 1,235
Dividends .................................................................................... 554 33,669 105,011
Withholding tax ............................................................................. – (122) –
Interest ....................................................................................... 11,856 7 5
Securities lending - net ......................................................................

Total Income 12,410 34,352 106,251
Expenses:
Management and investment advisory fees ................................................. 2,035 8,447 34,712
Distribution f ees - Class A .................................................................. – 2,384 779
Distribution f ees - Class C .................................................................. N/A 429 487
Distribution f ees - Class J ................................................................... 402 N/A 245
Distribution f ees - R-1 ...................................................................... N/A 7 14
Distribution f ees - R-2 ...................................................................... N/A 8 41
Distribution f ees - R-3 ...................................................................... N/A 40 100
Distribution f ees - R-4 ...................................................................... N/A 17 37
Administrative service fees - R-1 ........................................................... N/A 6 11
Administrative service fees - R-2 ........................................................... N/A 5 27
Administrative service fees - R-3 ........................................................... N/A 11 28
Administrative service fees - R-4 ........................................................... N/A 5 11
Administrative service fees - R-5 ........................................................... N/A 4 15
Registration fees - Class A .................................................................. 36 120 26
Registration fees - Class C .................................................................. N/A 18 15
Registration fees - Class J ................................................................... 37 N/A 16
Registration fees - Institutional ............................................................. N/A 38 86
Registration fees - R-6 ...................................................................... N/A N/A 36
Service fees - R-1 ........................................................................... N/A 5 10
Service fees - R-2 ........................................................................... N/A 7 34
Service fees - R-3 ........................................................................... N/A 40 100
Service fees - R-4 ........................................................................... N/A 42 91
Service fees - R-5 ........................................................................... N/A 93 363
Shareholder meeting expense - Class A ..................................................... 33 64 32
Shareholder meeting expense - Class C ..................................................... N/A 4 5
Shareholder meeting expense - Class J ..................................................... 35 N/A 24
Shareholder meeting expense - Institutional ................................................ N/A 13 82
Shareholder meeting expense - R-6 ......................................................... N/A N/A 6
Shareholder reports - Class A ............................................................... 61 118 84
Shareholder reports - Class C ............................................................... N/A 9 17
Shareholder reports - Class J ................................................................ 155 N/A 93
Shareholder reports - Institutional .......................................................... N/A 8 481
Shareholder reports - R-6 ................................................................... N/A N/A 27
Transfer agent fees - Class A ................................................................ 329 892 498
Transfer agent fees - Class C ................................................................ N/A 60 80
Transfer agent fees - Class J ................................................................ 278 N/A 225
Transfer agent fees - Institutional ........................................................... N/A 129 1,862
Chief compliance officer expenses .......................................................... 1 2 5
Custodian fees ............................................................................... 12 5 3
Directors' expenses .......................................................................... 12 40 90
Professional fees ............................................................................ 34 25 27
Other expenses .............................................................................. 6 19 40
Total Gross Expenses 3,466 13,114 40,965
Less: Reimbursement from Manager - Class A ............................................. 247 – –
Less: Reimbursement from Manager - Institutional ........................................ N/A 305 428
Less: Reimbursement from Distributor - Class J ........................................... 402 N/A 49
Total Net Expenses 2,817 12,809 40,488
Net Investment Income (Loss) 9,593 21,543 65,763
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ..................................................................... 128 144,409 85,723
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. – 115,262 935,521
Net Realized and Unrealized Gain (Loss) on investments 128 259,671 1,021,244
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 9,721 $ 281,214 $ 1,087,007

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
84
See accompanying notes.
Amounts in thousands
Short-Term Income
Fund SmallCap Fund
SmallCap Value Fund
II
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,221 $ 377 $ 670
Dividends .................................................................................... – 7,802 18,960
Withholding tax ............................................................................. – (7) (6)
Interest ....................................................................................... 139,682 – 6
Securities lending - net ......................................................................
28 86 97
Total Income 140,931 8,258 19,727
Expenses:
Management and investment advisory fees ................................................. 19,743 4,880 10,223
Distribution fees - Class A .................................................................. 449 548 19
Distribution fees - Class C .................................................................. 603 294 N/A
Distribution fees - Class J ................................................................... 191 285 25
Distribution fees - R-1 ...................................................................... 2 8 3
Distribution fees - R-2 ...................................................................... 5 10 5
Distribution fees - R-3 ...................................................................... 34 27 19
Distribution fees - R-4 ...................................................................... 4 24 5
Administrative service fees - R-1 ........................................................... 2 7 3
Administrative service fees - R-2 ........................................................... 3 7 3
Administrative service fees - R-3 ........................................................... 10 7 5
Administrative service fees - R-4 ........................................................... 1 7 2
Administrative service fees - R-5 ........................................................... 1 2 2
Registration fees - Class A .................................................................. 35 19 15
Registration fees - Class C .................................................................. 18 15 N/A
Registration fees - Class J ................................................................... 18 15 15
Registration fees - Institutional ............................................................. 49 23 10
Registration fees - R-6 ...................................................................... N/A 21 29
Service fees - R-1 ........................................................................... 2 6 2
Service fees - R-2 ........................................................................... 4 8 4
Service fees - R-3 ........................................................................... 34 27 19
Service fees - R-4 ........................................................................... 10 60 12
Service fees - R-5 ........................................................................... 35 55 52
Shareholder meeting expense - Class A ..................................................... 16 33 2
Shareholder meeting expense - Class C ..................................................... 5 4 N/A
Shareholder meeting expense - Class J ..................................................... 12 25 3
Shareholder meeting expense - Institutional ................................................ 21 4 12
Shareholder meeting expense - R-6 ......................................................... N/A 1 1
Shareholder reports - Class A ............................................................... 29 66 3
Shareholder reports - Class C ............................................................... 10 10 N/A
Shareholder reports - Class J ................................................................ 37 90 9
Shareholder reports - Institutional .......................................................... 40 15 6
Shareholder reports - R-6 ................................................................... N/A 2 6
Transfer agent fees - Class A ................................................................ 308 363 28
Transfer agent fees - Class C ................................................................ 72 56 N/A
Transfer agent fees - Class J ................................................................ 112 231 35
Transfer agent fees - Institutional ........................................................... 797 88 99
Chief compliance officer expenses .......................................................... 6 1 1
Custodian fees ............................................................................... 12 3 60
Directors' expenses .......................................................................... 100 16 23
Professional fees ............................................................................ 45 24 30
Other expenses .............................................................................. 44 9 11
Total Gross Expenses 22,919 7,396 10,801
Less: Reimbursement from Manager ....................................................... – – 417
Less: Reimbursement from Manager - Class A ............................................. – – 31
Less: Reimbursement from Manager - Institutional ........................................ 102 40 93
Less: Reimbursement from Manager - R-6 ................................................. N/A 17 –
Less: Reimbursement from Distributor - Class J ........................................... 38 57 5
Total Net Expenses 22,779 7,282 10,255
Net Investment Income (Loss) 118,152 976 9,472

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
85
See accompanying notes.
Amounts in thousands
Short-Term Income
Fund SmallCap Fund
SmallCap Value Fund
II
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 17,597 41,296 (18,778)
Investment transactions in affiliated Funds ................................................. – – (8)
Futures contracts ............................................................................ – – (107)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 107,667 3,345 58,066
Investments in affiliated Funds .............................................................. – – 23
Futures contracts ............................................................................ – – 535
Net Realized and Unrealized Gain (Loss) on investments and futures 125,264 44,641 39,731
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 243,416 $ 45,617 $ 49,203

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
86
See accompanying notes.
Amounts in thousands
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends .............................................................................................................................................. $ 136
Interest ................................................................................................................................................. 18,751
Securities lending - net ................................................................................................................................
3
Total Income 18,890
Expenses:
Management and investment advisory fees ........................................................................................................... 2,018
Distribution f ees - Class A ............................................................................................................................ 769
Distribution f ees - Class C ............................................................................................................................ 328
Registration fees - Class A ............................................................................................................................ 39
Registration fees - Class C ............................................................................................................................ 23
Registration fees - Institutional ....................................................................................................................... 29
Shareholder meeting expense - Class A ............................................................................................................... 21
Shareholder meeting expense - Class C ............................................................................................................... 5
Shareholder meeting expense - Institutional .......................................................................................................... 8
Shareholder reports - Class A ......................................................................................................................... 10
Shareholder reports - Class C ......................................................................................................................... 2
Shareholder reports - Institutional .................................................................................................................... 5
Transfer agent fees - Class A .......................................................................................................................... 168
Transfer agent fees - Class C .......................................................................................................................... 37
Transfer agent fees - Institutional ..................................................................................................................... 89
Chief compliance officer expenses .................................................................................................................... 1
Directors' expenses .................................................................................................................................... 11
Interest expense and fees .............................................................................................................................. 330
Professional fees ...................................................................................................................................... 51
Other expenses ........................................................................................................................................ 7
Total Gross Expenses 3,951
Less: Reimbursement from Manager - Class C ....................................................................................................... 23
Less: Reimbursement from Manager - Institutional .................................................................................................. 74
Total Net Expenses 3,854
Net Investment Income (Loss) 15,036
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... 1,804
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ 25,570
Net Realized and Unrealized Gain (Loss) on investments 27,374
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 42,410

Statement of Changes in Net Assets
Principal Funds, Inc.
87
See accompanying notes.
Amounts in thousands California Municipal Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 14,246 $ 14,308
Net realized gain (loss) on investments ............................................................................................. (659) (3,470)
Net change in unrealized appreciation/depreciation of investments ................................................................
28,115 (15,591)
Net Increase (Decrease) in Net Assets Resulting from Operations 41,702 (4,753)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (12,644) (13,090)
Total Dividends and Distributions (12,644) (13,090)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
152,097 8,798
Total Increase (Decrease) in Net Assets 181,155 (9,045)
Net Assets
Beginning of period .................................................................................................................
413,115 422,160
End of period .......................................................................................................................
$ 594,270 $ 413,115
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................................................................... $ 189,226 $ 14,542 $ 77,493
Reinvested .................................................................................. 8,324 619 2,251
Redeemed ...................................................................................
(80,978) (9,333) (50,047)
Net Increase (Decrease) .........................................................................
$ 116,572 $ 5,828 $ 29,697
Shares:
Sold ....................................................................................... 17,822 1,370 7,350
Reinvested .................................................................................. 789 59 213
Redeemed ...................................................................................
(7,759) (892) (4,843)
Net Increase (Decrease) .........................................................................
10,852 537 2,720
Year Ended October 31, 2018
Dollars:
Sold ....................................................................................... $ 85,275 $ 7,518 $ 64,156
Reinvested .................................................................................. 8,359 744 2,357
Redeemed ...................................................................................
(89,935) (12,686) (56,990)
Net Increase (Decrease) .........................................................................
$ 3,699 $ (4,424) $ 9,523
Shares:
Sold ....................................................................................... 8,208 725 6,179
Reinvested .................................................................................. 808 72 227
Redeemed ...................................................................................
(8,668) (1,222) (5,505)
Net Increase (Decrease) .........................................................................
348 (425) 901
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................................... $ (8,917) $ (684) $ (3,043)
Total Dividends and Distributions
$ (8,917) $ (684) $ (3,043)
Year Ended October 31, 2018
From net investment income and net realized gain on investments ........................................... $ (9,089) $ (839) $ (3,162)
Total Dividends and Distributions
$ (9,089) $ (839) $ (3,162)

Statement of Changes in Net Assets
Principal Funds, Inc.
88
See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 95,946 $ 103,854
Net realized gain (loss) on investments, foreign currencies, futures and swap agreements ........................................ 57,716 (40,293)
Net change in unrealized appreciation/depreciation of investments, foreign currencies, futures, swap agreements and translation of assets & liabilities in foreign currencies .......................................................................
169,531 (144,026)
Net Increase (Decrease) in Net Assets Resulting from Operations 323,193 (80,465)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (99,460) (111,339)
Total Dividends and Distributions (99,460) (111,339)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(1,985,244) (157,162)
Total Increase (Decrease) in Net Assets (1,761,511) (348,966)
Net Assets
Beginning of period .................................................................................................................
3,221,422 3,570,388
End of period .......................................................................................................................
$ 1,459,911 $ 3,221,422
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold ........................... $ 15,438 $ 216 $ 7,879 $ 156,029 $ 1,159 $ 786 $ 5,945 $ 3,244 $ 9,099
Reinvested ...................... 2,331 25 3,787 89,891 110 102 457 308 1,220
Redeemed .......................
(13,040) (6,814) (15,387) (2,217,950) (1,149) (1,095) (6,015) (3,427) (18,393)
Net Increase (Decrease) .............
$ 4,729 $ (6,573) $ (3,721) $ (1,972,030) $ 120 $ (207) $ 387 $ 125 $ (8,074)
Shares:
Sold ........................... 1,446 21 721 14,513 108 74 550 296 851
Reinvested ...................... 216 2 348 8,351 10 9 43 28 114
Redeemed .......................
(1,210) (651) (1,419) (201,587) (106) (103) (558) (316) (1,730)
Net Increase (Decrease) .............
452 (628) (350) (178,723) 12 (20) 35 8 (765)
Year Ended October 31, 2018
Dollars:
Sold ........................... $ 5,163 $ 821 $ 5,668 $ 537,028 $ 1,136 $ 732 $ 3,276 $ 4,166 $ 7,125
Reinvested ...................... 2,426 157 4,251 101,620 117 129 532 398 1,537
Redeemed .......................
(15,171) (2,603) (18,269) (759,454) (1,637) (3,062) (7,343) (8,975) (16,930)
Net Increase (Decrease) .............
$ (7,582) $ (1,625) $ (8,350) $ (120,806) $ (384) $ (2,201) $ (3,535) $ (4,411) $ (8,268)
Shares:
Sold ........................... 480 77 524 50,618 106 69 308 385 667
Reinvested ...................... 228 15 396 9,536 11 12 50 37 145
Redeemed .......................
(1,420) (245) (1,696) (70,817) (153) (287) (689) (830) (1,585)
Net Increase (Decrease) .............
(712) (153) (776) (10,663) (36) (206) (331) (408) (773)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net
realized gain on investments .......... $ (2,427) $ (30) $ (3,817) $ (90,987) $ (110) $ (103) $ (457) $ (308) $ (1,221)
Total Dividends and Distributions
$ (2,427) $ (30) $ (3,817) $ (90,987) $ (110) $ (103) $ (457) $ (308) $ (1,221)
Year Ended October 31, 2018
From net investment income and net
realized gain on investments .......... $ (2,550) $ (166) $ (4,284) $ (101,621) $ (117) $ (131) $ (533) $ (399) $ (1,538)
Total Dividends and Distributions
$ (2,550) $ (166) $ (4,284) $ (101,621) $ (117) $ (131) $ (533) $ (399) $ (1,538)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
89
See accompanying notes.
Amounts in thousands Diversified International Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 231,267 $ 232,314
Net realized gain (loss) on investments and foreign currencies .................................................................... (345,465) 545,332
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
1,147,080 (2,091,430)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,032,882 (1,313,784)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (700,745) (217,968)
Total Dividends and Distributions (700,745) (217,968)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
766,391 323,553
Total Increase (Decrease) in Net Assets 1,098,528 (1,208,199)
Net Assets
Beginning of period .................................................................................................................
10,893,358 12,101,557
End of period .......................................................................................................................
$ 11,991,886 $ 10,893,358
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold ............................. $ 14,192 $ 1,949 $ 4,207 $ 622,838 $ 561 $ 608 $ 1,819 $ 2,114 $ 8,089 $ 11,340,963
Reinvested ........................ 11,298 719 9,369 672,196 221 209 858 1,638 2,757 –
Redeemed .........................
(31,105) (6,969) (19,839) (11,009,407) (1,224) (1,395) (6,032) (13,847) (17,222) (823,174)
Net Increase (Decrease) ...............
$ (5,615) $ (4,301) $ (6,263) $ (9,714,373) $ (442) $ (578) $ (3,355) $ (10,095) $ (6,376) $ 10,517,789
Shares:
Sold ............................. 1,210 169 355 54,526 47 52 154 177 673 964,200
Reinvested ........................ 1,040 67 873 62,212 20 19 79 149 252 –
Redeemed .........................
(2,607) (597) (1,683) (938,936) (102) (119) (506) (1,196) (1,469) (68,454)
Net Increase (Decrease) ...............
(357) (361) (455) (822,198) (35) (48) (273) (870) (544) 895,746
Year Ended October 31, 2018
Dollars:
Sold ............................. $ 22,242 $ 4,460 $ 9,991 $ 1,673,945 $ 901 $ 944 $ 2,294 $ 7,994 $ 8,818 N/A
Reinvested ........................ 3,063 111 2,918 209,591 44 69 310 581 870 N/A
Redeemed .........................
(34,515) (3,681) (28,201) (1,507,800) (1,351) (3,411) (11,415) (19,008) (16,211) N/A
Net Increase (Decrease) ...............
$ (9,210) $ 890 $ (15,292) $ 375,736 $ (406) $ (2,398) $ (8,811) $ (10,433) $ (6,523) N/A
Shares:
Sold ............................. 1,607 318 723 121,127 66 67 167 572 630 N/A
Reinvested ........................ 219 8 212 15,111 3 5 22 41 62 N/A
Redeemed .........................
(2,510) (268) (2,070) (110,767) (98) (245) (829) (1,353) (1,159) N/A
Net Increase (Decrease) ...............
(684) 58 (1,135) 25,471 (29) (173) (640) (740) (467) N/A
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized
gain on investments .................. $ (12,672) $ (749) $ (9,375) $ (672,250) $ (221) $ (225) $ (858) $ (1,638) $ (2,757) $ –
Total Dividends and Distributions
$ (12,672) $ (749) $ (9,375) $ (672,250) $ (221) $ (225) $ (858) $ (1,638) $ (2,757) $ –
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (3,447) $ (115) $ (2,920) $ (209,607) $ (44) $ (74) $ (310) $ (581) $ (870) N/A
Total Dividends and Distributions
$ (3,447) $ (115) $ (2,920) $ (209,607) $ (44) $ (74) $ (310) $ (581) $ (870) N/A
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
90
See accompanying notes.
Amounts in thousands Equity Income Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 151,977 $ 157,955
Net realized gain (loss) on investments ............................................................................................. 254,175 347,545
Net change in unrealized appreciation/depreciation of investments ................................................................
640,718 (173,363)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,046,870 332,137
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (481,052) (461,806)
Total Dividends and Distributions (481,052) (461,806)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
277,839 575,190
Total Increase (Decrease) in Net Assets 843,657 445,521
Net Assets
Beginning of period .................................................................................................................
7,005,406 6,559,885
End of period .......................................................................................................................
$ 7,849,063 $ 7,005,406
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 157,129 $ 37,611 $ 5,648 $ 817,088 $ 481 $ 697 $ 5,960 $ 7,574 $ 53,400
Reinvested ........................ 69,467 9,799 4,115 379,041 178 189 2,497 2,212 8,355
Redeemed .........................
(210,728) (80,215) (7,355) (920,701) (1,042) (2,675) (19,962) (9,613) (31,311)
Net Increase (Decrease) ...............
$ 15,868 $ (32,805) $ 2,408 $ 275,428 $ (383) $ (1,789) $ (11,505) $ 173 $ 30,444
Shares:
Sold ............................. 5,161 1,258 181 25,953 16 24 192 239 1,751
Reinvested ........................ 2,437 358 144 13,224 6 6 88 78 291
Redeemed .........................
(6,807) (2,752) (237) (29,727) (33) (85) (654) (308) (1,022)
Net Increase (Decrease) ...............
791 (1,136) 88 9,450 (11) (55) (374) 9 1,020
Year Ended October 31, 2018
(a)
Dollars:
Sold ............................. $ 75,745 $ 21,324 $ 379 $ 1,050,036 $ 365 $ 1,079 $ 5,537 $ 4,596 $ 9,398
Issued in acquisitions ................. 181,444 6,157 63,092 14,639 1,010 1,556 2,368 1,070 3,012
Reinvested ........................ 60,728 10,661 – 371,170 155 177 2,947 2,696 8,400
Redeemed .........................
(167,906) (45,157) (481) (1,042,113) (1,121) (1,895) (19,561) (16,894) (29,423)
Net Increase (Decrease) ...............
$ 150,011 $ (7,015) $ 62,990 $ 393,732 $ 409 $ 917 $ (8,709) $ (8,532) $ (8,613)
Shares:
Sold ............................. 2,378 686 12 33,020 12 34 172 146 297
Issued in acquisitions ................. 5,790 202 2,011 466 32 50 76 34 96
Reinvested ........................ 1,927 348 – 11,758 5 5 94 86 267
Redeemed .........................
(5,298) (1,460) (16) (32,878) (36) (59) (617) (525) (922)
Net Increase (Decrease) ...............
4,797 (224) 2,007 12,366 13 30 (275) (259) (262)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (71,489) $ (10,385) $ (4,122) $ (381,490) $ (178) $ (311) $ (2,510) $ (2,212) $ (8,355)
Total Dividends and Distributions
$ (71,489) $ (10,385) $ (4,122) $ (381,490) $ (178) $ (311) $ (2,510) $ (2,212) $ (8,355)
Year Ended October 31, 2018
(a)
From net investment income and net realized
gain on investments .................. $ (63,230) $ (11,279) $ – $ (372,825) $ (155) $ (270) $ (2,951) $ (2,696) $ (8,400)
Total Dividends and Distributions
$ (63,230) $ (11,279) $ – $ (372,825) $ (155) $ (270) $ (2,951) $ (2,696) $ (8,400)
(a)
Period from October 9, 2018, date operations commenced, through October 31, 2018 for Class J shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
91
See accompanying notes.
Amounts in thousands
Finisterre Unconstrained Emerging
Markets Bond Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 5,376 $ 1,053
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ........................................ 3,187 (348)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , swap agreements and translation of assets & liabilities in foreign currencies .......................................................................
5,650 (991)
Net Increase (Decrease) in Net Assets Resulting from Operations 14,213 (286)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (4,681) (1,559)
Total Dividends and Distributions (4,681) (1,559)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
203,881 4,634
Total Increase (Decrease) in Net Assets 213,413 2,789
Net Assets
Beginning of period .................................................................................................................
29,794 27,005
End of period .......................................................................................................................
$ 243,207 $ 29,794
Class A Institutional
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 422 $ 220,336
Reinvested ............................................................................................ 67 4,608
Redeemed .............................................................................................
(426) (21,126)
Net Increase (Decrease) ...................................................................................
$ 63 $ 203,818
Shares:
Sold ................................................................................................. 41 21,671
Reinvested ............................................................................................ 7 452
Redeemed .............................................................................................
(43) (2,023)
Net Increase (Decrease) ...................................................................................
5 20,100
Year Ended October 31, 2018
Dollars:
Sold ................................................................................................. $ 1,503 $ 3,434
Reinvested ............................................................................................ 38 1,518
Redeemed .............................................................................................
(387) (1,472)
Net Increase (Decrease) ...................................................................................
$ 1,154 $ 3,480
Shares:
Sold ................................................................................................. 149 339
Reinvested ............................................................................................ 4 150
Redeemed .............................................................................................
(39) (146)
Net Increase (Decrease) ...................................................................................
114 343
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (67) $ (4,614)
Total Dividends and Distributions
$ (67) $ (4,614)
Year Ended October 31, 2018
From net investment income and net realized gain on investments ..................................................... $ (38) $ (1,521)
Total Dividends and Distributions
$ (38) $ (1,521)

Statement of Changes in Net Assets
Principal Funds, Inc.
92
See accompanying notes.
Amounts in thousands Global Diversified Income Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 39 7 , 589 $ 568,538
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements ... (224,280) (175,382)
Net change in unrealized appreciation/depreciation of investments, foreign currencies, futures, options and swaptions, swap agreements and translation of assets & liabilities in foreign currencies ......................................................
48 7 , 905 (652,121)
Net Increase (Decrease) in Net Assets Resulting from Operations 661,214 (258,965)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (376,884) (501,972)
From tax return of capital ...........................................................................................................
– (20,943)
Total Dividends and Distributions (376,884) (522,915)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(974,597) (3,118,967)
Total Increase (Decrease) in Net Assets (690,267) (3,900,847)
Net Assets
Beginning of period .................................................................................................................
8,425,246 12,326,093
End of period .......................................................................................................................
$ 7,734,979 $ 8,425,246
Class A Class C Class T Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold .................................................................. $ 304,866 $ 85,853 N/A $ 1,081,942 $ 47,089
Reinvested ............................................................. 61,795 54,922 N/A 203,543 11,387
Redeemed ..............................................................
(469,821) (557,820) N/A (1,770,885) (27,468)
Net Increase (Decrease) ....................................................
$ (103,160) $ (417,045) N/A $ (485,400) $ 31,008
Shares:
Sold .................................................................. 22,567 6,435 N/A 80,759 3,483
Reinvested ............................................................. 4,614 4,134 N/A 15,263 854
Redeemed ..............................................................
(35,156) (41,889) N/A (133,676) (2,063)
Net Increase (Decrease) ....................................................
(7,975) (31,320) N/A (37,654) 2,274
Year Ended October 31, 2018
(a)
Dollars:
Sold .................................................................. $ 287,074 $ 136,472 $ – $ 1,447,370 $ 619,414
Reinvested ............................................................. 69,798 63,628 – 223,347 107,915
Redeemed ..............................................................
(681,371) (562,145) (10) (2,114,647) (2,715,812)
Net Increase (Decrease) ....................................................
$ (324,499) $ (362,045) $ (10) $ (443,930) $ (1,988,483)
Shares:
Sold .................................................................. 20,554 9,822 – 104,285 44,856
Reinvested ............................................................. 5,045 4,628 – 16,229 7,828
Redeemed ..............................................................
(49,319) (41,005) (1) (153,925) (202,249)
Net Increase (Decrease) ....................................................
(23,720) (26,555) (1) (33,411) (149,565)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ...................... $ (66,763) $ (63,565) N/A $ (235,169) $ (11,387)
Total Dividends and Distributions
$ (66,763) $ (63,565) N/A $ (235,169) $ (11,387)
Year Ended October 31, 2018
(a)
From net investment income and net realized gain on investments ...................... $ (73,401) $ (71,516) $ – $ (253,462) $ (103,593)
From tax return of capital ................................................... (3,062) (2,984) – (10,575) (4,322)
Total Dividends and Distributions
$ (76,463) $ (74,500) $ – $ (264,037) $ (107,915)
(a)
Class T shares discontinued operations on August 24, 2018.

Statement of Changes in Net Assets
Principal Funds, Inc.
93
See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 58,898 $ 60,155
Net realized gain (loss) on investments and foreign currencies .................................................................... 148,874 48,544
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
500,880 (72,130)
Net Increase (Decrease) in Net Assets Resulting from Operations 708,652 36,569
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (152,547) (120,361)
Total Dividends and Distributions (152,547) (120,361)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(105,654) 786,923
Total Increase (Decrease) in Net Assets 450,451 703,131
Net Assets
Beginning of period .................................................................................................................
3,044,469 2,341,338
End of period .......................................................................................................................
$ 3,494,920 $ 3,044,469
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 40,680 $ 5,175 $ 1,056,660 $ 113 $ 2 $ 152 $ 380,817
Reinvested ........................................... 4,145 1,206 96,027 15 2 3 39,428
Redeemed ............................................
(39,516) (9,131) (1,510,575) (160) (32) (19) (170,646)
Net Increase (Decrease) ..................................
$ 5,309 $ (2,750) $ (357,888) $ (32) $ (28) $ 136 $ 249,599
Shares:
Sold ................................................ 4,332 575 106,131 11 – 15 37,356
Reinvested ........................................... 466 142 10,052 1 – – 4,093
Redeemed ............................................
(4,281) (1,022) (149,149) (16) (3) (2) (16,937)
Net Increase (Decrease) ..................................
517 (305) (32,966) (4) (3) 13 24,512
Year Ended October 31, 2018
Dollars:
Sold ................................................ $ 54,600 $ 4,738 $ 1,025,220 $ 207 $ 9 $ – $ 312,152
Reinvested ........................................... 3,976 1,408 79,252 9 2 1 25,632
Redeemed ............................................
(89,566) (10,986) (555,167) (42) (1) – (64,521)
Net Increase (Decrease) ..................................
$ (30,990) $ (4,840) $ 549,305 $ 174 $ 10 $ 1 $ 273,263
Shares:
Sold ................................................ 6,112 553 108,297 23 1 – 32,329
Reinvested ........................................... 448 164 8,323 1 – – 2,691
Redeemed ............................................
(9,996) (1,283) (58,679) (5) – – (6,756)
Net Increase (Decrease) ..................................
(3,436) (566) 57,941 19 1 – 28,264
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (4,796) $ (1,255) $ (106,479) $ (15) $ (2) $ (3) $ (39,997)
Total Dividends and Distributions
$ (4,796) $ (1,255) $ (106,479) $ (15) $ (2) $ (3) $ (39,997)
Year Ended October 31, 2018
From net investment income and net realized gain on investments .... $ (4,678) $ (1,463) $ (88,466) $ (9) $ (2) $ (1) $ (25,742)
Total Dividends and Distributions
$ (4,678) $ (1,463) $ (88,466) $ (9) $ (2) $ (1) $ (25,742)

Statement of Changes in Net Assets
Principal Funds, Inc.
94
See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 33,116 $ 33,694
Net realized gain (loss) on investments ............................................................................................. (2,145) (40,571)
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
93,287 (21,277)
Net Increase (Decrease) in Net Assets Resulting from Operations 124,258 (28,154)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (40,696) (42,502)
Total Dividends and Distributions (40,696) (42,502)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
107,367 805
Total Increase (Decrease) in Net Assets 190,929 (69,851)
Net Assets
Beginning of period .................................................................................................................
1,471,299 1,541,150
End of period .......................................................................................................................
$ 1,662,228 $ 1,471,299
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 35,697 $ 5,249 $ 16,664 $ 315,411 $ 1,101 $ 2,297 $ 3,634 $ 3,851 $ 6,353
Reinvested ........................ 5,467 555 2,540 29,372 55 52 247 250 583
Redeemed .........................
(47,626) (11,960) (17,467) (226,835) (392) (2,684) (3,807) (4,958) (6,282)
Net Increase (Decrease) ...............
$ (6,462) $ (6,156) $ 1,737 $ 117,948 $ 764 $ (335) $ 74 $ (857) $ 654
Shares:
Sold ............................. 3,449 508 1,612 30,337 106 224 349 374 615
Reinvested ........................ 530 54 246 2,843 5 5 24 24 56
Redeemed .........................
(4,651) (1,168) (1,695) (22,150) (38) (262) (369) (482) (607)
Net Increase (Decrease) ...............
(672) (606) 163 11,030 73 (33) 4 (84) 64
Year Ended October 31, 2018
Dollars:
Sold ............................. $ 21,286 $ 2,501 $ 8,314 $ 180,591 $ 693 $ 2,038 $ 2,727 $ 4,955 $ 7,813
Reinvested ........................ 6,316 756 2,791 30,487 51 43 281 353 546
Redeemed .........................
(60,974) (14,235) (23,076) (142,060) (662) (10,590) (4,519) (10,621) (5,000)
Net Increase (Decrease) ...............
$ (33,372) $ (10,978) $ (11,971) $ 69,018 $ 82 $ (8,509) $ (1,511) $ (5,313) $ 3,359
Shares:
Sold ............................. 2,096 245 815 17,746 68 199 267 487 767
Reinvested ........................ 622 75 274 3,001 5 4 28 35 54
Redeemed .........................
(6,009) (1,402) (2,263) (14,005) (65) (1,032) (442) (1,044) (491)
Net Increase (Decrease) ...............
(3,291) (1,082) (1,174) 6,742 8 (829) (147) (522) 330
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (5,691) $ (571) $ (2,558) $ (30,647) $ (55) $ (92) $ (247) $ (251) $ (584)
Total Dividends and Distributions
$ (5,691) $ (571) $ (2,558) $ (30,647) $ (55) $ (92) $ (247) $ (251) $ (584)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (6,597) $ (781) $ (2,814) $ (30,903) $ (51) $ (175) $ (282) $ (353) $ (546)
Total Dividends and Distributions
$ (6,597) $ (781) $ (2,814) $ (30,903) $ (51) $ (175) $ (282) $ (353) $ (546)

Statement of Changes in Net Assets
Principal Funds, Inc.
95
See accompanying notes.
Amounts in thousands High Income Fund
(a)
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 218,616 $ 79,620
Net realized gain (loss) on investments and swap agreements ...................................................................... (70,028) (8,658)
Net change in unrealized appreciation/depreciation of investments and swap agreements ........................................
24,991 (91,612)
Net Increase (Decrease) in Net Assets Resulting from Operations 173,579 (20,650)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (222,304) (79,675)
Total Dividends and Distributions (222,304) (79,675)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(595,025) 2,698,073
Total Increase (Decrease) in Net Assets (643,750) 2,597,748
Net Assets
Beginning of period .................................................................................................................
3,761,560 1,163,812
End of period .......................................................................................................................
$ 3,117,810 $ 3,761,560
Class A Institutional
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 2,222 $ 560,959
Reinvested ............................................................................................ 356 221,903
Redeemed .............................................................................................
(3,311) (1,377,154)
Net Increase (Decrease) ...................................................................................
$ (733) $ (594,292)
Shares:
Sold ................................................................................................. 236 59,785
Reinvested ............................................................................................ 38 23,684
Redeemed .............................................................................................
(353) (146,151)
Net Increase (Decrease) ...................................................................................
(79) (62,682)
Year Ended October 31, 2018
Dollars:
Sold ................................................................................................. $ 3,005 $ 2,894,537
Reinvested ............................................................................................ 361 79,258
Redeemed .............................................................................................
(2,667) (276,421)
Net Increase (Decrease) ...................................................................................
$ 699 $ 2,697,374
Shares:
Sold ................................................................................................. 307 301,395
Reinvested ............................................................................................ 37 8,201
Redeemed .............................................................................................
(274) (28,392)
Net Increase (Decrease) ...................................................................................
70 281,204
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (357) $ (221,947)
Total Dividends and Distributions
$ (357) $ (221,947)
Year Ended October 31, 2018
From net investment income and net realized gain on investments ..................................................... $ (362) $ (79,313)
Total Dividends and Distributions
$ (362) $ (79,313)
(a)
Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.

Statement of Changes in Net Assets
Principal Funds, Inc.
96
See accompanying notes.
Amounts in thousands High Yield Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 160,296 $ 182,598
Net realized gain (loss) on investments , foreign currencies and swap agreements ................................................. (30,169) 19,686
Net change in unrealized appreciation/depreciation of investments and swap agreements ........................................
52,530 (211,806)
Net Increase (Decrease) in Net Assets Resulting from Operations 182,657 (9,522)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (166,734) (189,083)
Total Dividends and Distributions (166,734) (189,083)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(48,201) (402,708)
Total Increase (Decrease) in Net Assets (32,278) (601,313)
Net Assets
Beginning of period .................................................................................................................
3,003,260 3,604,573
End of period .......................................................................................................................
$ 2,970,982 $ 3,003,260
Class A Class C Class T Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold .................................................................... $ 344,816 $ 12,690 N/A $ 424,994 $ 399,956
Reinvested ............................................................... 35,086 9,560 N/A 85,600 27,336
Redeemed ................................................................
(380,083) (111,710) N/A (705,242) (191,204)
Net Increase (Decrease) ......................................................
$ (181) $ (89,460) N/A $ (194,648) $ 236,088
Shares:
Sold .................................................................... 48,678 1,775 N/A 60,432 56,720
Reinvested ............................................................... 4,944 1,336 N/A 12,157 3,884
Redeemed ................................................................
(53,333) (15,638) N/A (100,512) (26,999)
Net Increase (Decrease) ......................................................
289 (12,527) N/A (27,923) 33,605
Year Ended October 31, 2018
(a)
Dollars:
Sold .................................................................... $ 237,771 $ 11,650 $ – $ 709,536 $ 81,784
Reinvested ............................................................... 36,333 13,287 – 101,213 26,998
Redeemed ................................................................
(473,058) (87,011) (10) (977,770) (83,431)
Net Increase (Decrease) ......................................................
$ (198,954) $ (62,074) $ (10) $ (167,021) $ 25,351
Shares:
Sold .................................................................... 32,246 1,562 – 96,823 11,186
Reinvested ............................................................... 4,953 1,793 – 13,897 3,710
Redeemed ................................................................
(64,145) (11,711) (1) (133,898) (11,459)
Net Increase (Decrease) ......................................................
(26,946) (8,356) (1) (23,178) 3,437
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................ $ (37,374) $ (10,104) N/A $ (90,552) $ (28,704)
Total Dividends and Distributions
$ (37,374) $ (10,104) N/A $ (90,552) $ (28,704)
Year Ended October 31, 2018
(a)
From net investment income and net realized gain on investments ........................ $ (39,571) $ (14,256) $ – $ (108,134) $ (27,122)
Total Dividends and Distributions
$ (39,571) $ (14,256) $ – $ (108,134) $ (27,122)
(a)
Class T shares discontinued operations on August 24, 2018.

Statement of Changes in Net Assets
Principal Funds, Inc.
97
See accompanying notes.
Amounts in thousands Income Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 94,565 $ 103,007
Net realized gain (loss) on investments ............................................................................................. 15,474 18,243
Net change in unrealized appreciation/depreciation of investments ................................................................
208,335 (145,242)
Net Increase (Decrease) in Net Assets Resulting from Operations 318,374 (23,992)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (108,747) (105,983)
Total Dividends and Distributions (108,747) (105,983)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
3,569,212 (207,857)
Total Increase (Decrease) in Net Assets 3,778,839 (337,832)
Net Assets
Beginning of period .................................................................................................................
2,912,000 3,249,832
End of period .......................................................................................................................
$ 6,690,839 $ 2,912,000
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................... $ 93,159 $ 11,354 $ 20,764 $ 207,822 $ 1,674 $ 409 $ 5,576 $ 6,240 $ 8,507 $ 3,727,916
Reinvested .............. 6,907 1,029 2,758 14,504 383 37 758 560 1,064 79,858
Redeemed ...............
(80,588) (18,299) (16,483) (145,411) (4,252) (523) (11,125) (10,178) (9,844) (325,364)
Net Increase (Decrease) .....
$ 19,478 $ (5,916) $ 7,039 $ 76,915 $ (2,195) $ (77) $ (4,791) $ (3,378) $ (273) $ 3,482,410
Shares:
Sold ................... 9,836 1,198 2,177 21,885 173 44 582 654 892 382,572
Reinvested .............. 726 108 290 1,520 40 4 79 59 111 8,353
Redeemed ...............
(8,518) (1,930) (1,734) (15,353) (448) (55) (1,157) (1,067) (1,035) (34,240)
Net Increase (Decrease) .....
2,044 (624) 733 8,052 (235) (7) (496) (354) (32) 356,685
Year Ended October 31, 2018
Dollars:
Sold ................... $ 47,256 $ 7,654 $ 12,707 $ 142,846 $ 1,565 $ 307 $ 6,326 $ 4,900 $ 7,212 $ 165,731
Reinvested .............. 7,092 1,256 2,873 13,927 471 47 820 820 1,438 76,428
Redeemed ...............
(72,810) (16,537) (22,725) (141,936) (4,262) (885) (7,929) (14,784) (21,993) (405,672)
Net Increase (Decrease) .....
$ (18,462) $ (7,627) $ (7,145) $ 14,837 $ (2,226) $ (531) $ (783) $ (9,064) $ (13,343) $ (163,513)
Shares:
Sold ................... 5,040 811 1,350 15,194 166 32 672 519 762 17,537
Reinvested .............. 757 133 306 1,483 50 5 87 87 153 8,143
Redeemed ...............
(7,770) (1,754) (2,413) (15,121) (454) (94) (840) (1,572) (2,344) (43,376)
Net Increase (Decrease) .....
(1,973) (810) (757) 1,556 (238) (57) (81) (966) (1,429) (17,696)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (7,149) $ (1,065) $ (2,783) $ (14,998) $ (384) $ (56) $ (758) $ (560) $ (1,064) $ (79,930)
Total Dividends and
Distributions
$ (7,149) $ (1,065) $ (2,783) $ (14,998) $ (384) $ (56) $ (758) $ (560) $ (1,064) $ (79,930)
Year Ended October 31, 2018
From net investment income and
net realized gain on investments $ (7,462) $ (1,306) $ (2,907) $ (14,262) $ (471) $ (69) $ (820) $ (820) $ (1,438) $ (76,428)
Total Dividends and
Distributions
$ (7,462) $ (1,306) $ (2,907) $ (14,262) $ (471) $ (69) $ (820) $ (820) $ (1,438) $ (76,428)

Statement of Changes in Net Assets
Principal Funds, Inc.
98
See accompanying notes.
Amounts in thousands Inflation Protection Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 29,194 $ 39,037
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ............... (12,731) 7,219
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , swap agreements and translation of assets & liabilities in foreign currencies ......................................................
109,682 (65,165)
Net Increase (Decrease) in Net Assets Resulting from Operations 126,145 (18,909)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (67,442) (31,991)
Total Dividends and Distributions (67,442) (31,991)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
115,716 62,634
Total Increase (Decrease) in Net Assets 174,419 11,734
Net Assets
Beginning of period .................................................................................................................
1,574,823 1,563,089
End of period .......................................................................................................................
$ 1,749,242 $ 1,574,823
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold ............................. $ 3,834 $ 5 $ 1,155 $ 330,302 $ 154 $ 145 $ 1,904 $ 768 $ 1,021
Reinvested ........................ 394 79 241 66,202 39 10 256 61 142
Redeemed .........................
(4,499) (2,994) (1,624) (276,018) (205) (190) (2,324) (1,136) (2,006)
Net Increase (Decrease) ...............
$ (271) $ (2,910) $ (228) $ 120,486 $ (12) $ (35) $ (164) $ (307) $ (843)
Shares:
Sold ............................. 474 1 143 38,815 20 18 235 95 124
Reinvested ........................ 49 10 31 8,006 5 1 32 7 18
Redeemed .........................
(547) (394) (203) (32,674) (26) (23) (287) (139) (244)
Net Increase (Decrease) ...............
(24) (383) (29) 14,147 (1) (4) (20) (37) (102)
Year Ended October 31, 2018
Dollars:
Sold ............................. $ 2,834 $ 1,055 $ 1,183 $ 293,894 $ 181 $ 349 $ 2,137 $ 645 $ 1,413
Reinvested ........................ 201 51 135 31,288 19 10 112 42 71
Redeemed .........................
(4,325) (1,298) (2,237) (260,906) (192) (513) (1,075) (1,100) (1,340)
Net Increase (Decrease) ...............
$ (1,290) $ (192) $ (919) $ 64,276 $ 8 $ (154) $ 1,174 $ (413) $ 144
Shares:
Sold ............................. 341 134 146 34,697 23 43 263 78 169
Reinvested ........................ 24 7 17 3,681 2 1 14 5 8
Redeemed .........................
(519) (164) (276) (30,718) (24) (64) (132) (134) (161)
Net Increase (Decrease) ...............
(154) (23) (113) 7,660 1 (20) 145 (51) 16
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized
gain on investments .................. $ (401) $ (81) $ (241) $ (66,202) $ (39) $ (19) $ (256) $ (61) $ (142)
Total Dividends and Distributions
$ (401) $ (81) $ (241) $ (66,202) $ (39) $ (19) $ (256) $ (61) $ (142)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (219) $ (54) $ (135) $ (31,325) $ (19) $ (14) $ (112) $ (42) $ (71)
Total Dividends and Distributions
$ (219) $ (54) $ (135) $ (31,325) $ (19) $ (14) $ (112) $ (42) $ (71)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
99
See accompanying notes.
Amounts in thousands International Emerging Markets Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 8,404 $ 10,150
Net realized gain (loss) on investments and foreign currencies .................................................................... 7 , 624 73,600
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
2 6 , 023 (236,555)
Net Increase (Decrease) in Net Assets Resulting from Operations 42,051 (152,805)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (23,854) (11,083)
Total Dividends and Distributions (23,854) (11,083)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(451,186) (62,904)
Total Increase (Decrease) in Net Assets (432,989) (226,792)
Net Assets
Beginning of period .................................................................................................................
751,782 978,574
End of period .......................................................................................................................
$ 318,793 $ 751,782
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................... $ 7,738 $ 925 $ 3,416 $ 56,665 $ 361 $ 407 $ 1,320 $ 659 $ 2,817 $ 28,072
Reinvested .............. 2,192 240 2,793 3,215 49 42 160 179 406 14,553
Redeemed ...............
(15,448) (4,223) (13,914) (51,320) (594) (781) (2,449) (3,650) (6,307) (478,709)
Net Increase (Decrease) .....
$ (5,518) $ (3,058) $ (7,705) $ 8,560 $ (184) $ (332) $ (969) $ (2,812) $ (3,084) $ (436,084)
Shares:
Sold ................... 320 40 144 2,301 15 17 56 28 116 1,166
Reinvested .............. 96 11 127 142 2 2 7 8 18 644
Redeemed ...............
(633) (184) (593) (2,115) (24) (33) (101) (152) (26 3 ) (19,855)
Net Increase (Decrease) .....
(217) (133) (322) 328 (7) (14) (38) (116) (1 29 ) (18,045)
Year Ended October 31, 2018
Dollars:
Sold ................... $ 22,054 $ 3,772 $ 17,606 $ 54,526 $ 514 $ 707 $ 2,081 $ 2,566 $ 7,266 $ 110,919
Reinvested .............. 894 4 1,349 1,096 14 23 85 106 191 7,308
Redeemed ...............
(24,129) (3,391) (35,797) (33,691) (984) (2,963) (5,336) (6,467) (9,741) (173,486)
Net Increase (Decrease) .....
$ (1,181) $ 385 $ (16,842) $ 21,931 $ (456) $ (2,233) $ (3,170) $ (3,795) $ (2,284) $ (55,259)
Shares:
Sold ................... 732 130 600 1,914 17 25 71 86 252 4,056
Reinvested .............. 30 – 48 37 – 1 3 4 6 249
Redeemed ...............
(828) (123) (1,284) (1,174) (34) (101) (187) (229) (331) (6,280)
Net Increase (Decrease) .....
(66) 7 (636) 777 (17) (75) (113) (139) (73) (1,975)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (2,210) $ (241) $ (2,795) $ (3,216) $ (49) $ (45) $ (160) $ (179) $ (406) $ (14,553)
Total Dividends and
Distributions
$ (2,210) $ (241) $ (2,795) $ (3,216) $ (49) $ (45) $ (160) $ (179) $ (406) $ (14,553)
Year Ended October 31, 2018
From net investment income and
net realized gain on investments $ (906) $ (4) $ (1,349) $ (1,096) $ (14) $ (24) $ (85) $ (106) $ (191) $ (7,308)
Total Dividends and
Distributions
$ (906) $ (4) $ (1,349) $ (1,096) $ (14) $ (24) $ (85) $ (106) $ (191) $ (7,308)

Statement of Changes in Net Assets
Principal Funds, Inc.
100
See accompanying notes.
Amounts in thousands International Fund I
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 8,728 $ 8,533
Net realized gain (loss) on investments and foreign currencies .................................................................... (13,882) 30,157
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
50,821 (105,606)
Net Increase (Decrease) in Net Assets Resulting from Operations 45,667 (66,916)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (25,275) (4,941)
Total Dividends and Distributions (25,275) (4,941)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(50,175) 1,978
Total Increase (Decrease) in Net Assets (29,783) (69,879)
Net Assets
Beginning of period .................................................................................................................
381,948 451,827
End of period .......................................................................................................................
$ 352,165 $ 381,948
Class A Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 3,931 $ 41,822 $ 242 $ 256 $ 746 $ 811 $ 586 $ 7,295
Reinvested .................................. 520 8,362 127 85 261 341 207 15,348
Redeemed ...................................
(2,687) (83,062) (802) (603) (2,274) (3,045) (2,087) (36,555)
Net Increase (Decrease) .........................
$ 1,764 $ (32,878) $ (433) $ (262) $ (1,267) $ (1,893) $ (1,294) $ (13,912)
Shares:
Sold ....................................... 292 3,043 17 19 54 59 44 537
Reinvested .................................. 43 687 10 7 21 28 17 1,261
Redeemed ...................................
(198) (6,014) (57) (44) (165) (221) (148) (2,676)
Net Increase (Decrease) .........................
137 (2,284) (30) (18) (90) (134) (87) (878)
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 5,743 $ 112,266 $ 420 $ 509 $ 947 $ 3,080 $ 970 $ 13,092
Reinvested .................................. 50 1,280 9 13 34 31 47 3,475
Redeemed ...................................
(3,276) (51,818) (722) (2,549) (1,899) (1,236) (2,736) (75,752)
Net Increase (Decrease) .........................
$ 2,517 $ 61,728 $ (293) $ (2,027) $ (918) $ 1,875 $ (1,719) $ (59,185)
Shares:
Sold ....................................... 339 6,559 25 31 56 183 57 758
Reinvested .................................. 3 75 1 1 2 2 3 204
Redeemed ...................................
(205) (3,200) (44) (150) (113) (73) (166) (4,412)
Net Increase (Decrease) .........................
137 3,434 (18) (118) (55) 112 (106) (3,450)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (520) $ (8,362) $ (127) $ (109) $ (261) $ (341) $ (207) $ (15,348)
Total Dividends and Distributions
$ (520) $ (8,362) $ (127) $ (109) $ (261) $ (341) $ (207) $ (15,348)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (50) $ (1,280) $ (9) $ (15) $ (34) $ (31) $ (47) $ (3,475)
Total Dividends and Distributions
$ (50) $ (1,280) $ (9) $ (15) $ (34) $ (31) $ (47) $ (3,475)

Statement of Changes in Net Assets
Principal Funds, Inc.
101
See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 15,811 $ 4,712
Net realized gain (loss) on investments , foreign currencies and futures ............................................................ 822,657 1,058,086
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
585,569 (10,189)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,424,037 1,052,609
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (916,938) (745,957)
Total Dividends and Distributions (916,938) (745,957)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,128,342 136,987
Total Increase (Decrease) in Net Assets 1,635,441 443,639
Net Assets
Beginning of period .................................................................................................................
8,254,521 7,810,882
End of period .......................................................................................................................
$ 9,889,962 $ 8,254,521
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 14,572 $ 22,049 $ 262,656 $ 854 $ 964 $ 10,127 $ 16,158 $ 21,285 $ 869,811
Issued in acquisitions ................. 362,716 76,387 28,609 3,326 1,160 4,882 4,327 38,092 N/A
Reinvested ........................ 4,354 23,966 238,645 1,023 962 11,543 9,233 31,612 594,475
Redeemed .........................
(15,636) (37,609) (473,114) (2,555) (2,442) (43,263) (31,236) (92,783) (826,808)
Net Increase (Decrease) ...............
$ 366,006 $ 84,793 $ 56,796 $ 2,648 $ 644 $ (16,711) $ (1,518) $ (1,794) $ 637,478
Shares:
Sold ............................. 1,018 1,814 17,484 68 78 747 1,171 1,454 55,700
Issued in acquisitions ................. 23,687 5,985 1,800 251 90 343 297 2,503 N/A
Reinvested ........................ 352 2,330 18,634 95 92 1,005 786 2,576 46,428
Redeemed .........................
(1,065) (3,087) (31,975) (209) (195) (3,162) (2,213) (6,456) (55,038)
Net Increase (Decrease) ...............
23,992 7,042 5,943 205 65 (1,067) 41 77 47,090
Year Ended October 31, 2018
Dollars:
Sold ............................. $ 22,788 $ 48,556 $ 250,868 $ 2,175 $ 2,494 $ 19,083 $ 23,476 $ 33,613 $ 683,030
Reinvested ........................ 2,542 16,727 199,549 732 961 10,590 7,645 28,388 478,109
Redeemed .........................
(10,036) (29,481) (544,088) (2,344) (6,414) (50,589) (41,605) (104,086) (905,696)
Net Increase (Decrease) ...............
$ 15,294 $ 35,802 $ (93,671) $ 563 $ (2,959) $ (20,916) $ (10,484) $ (42,085) $ 255,443
Shares:
Sold ............................. 1,460 3,693 16,006 157 189 1,303 1,618 2,200 43,506
Reinvested ........................ 172 1,334 13,275 56 76 773 547 1,963 31,808
Redeemed .........................
(655) (2,266) (34,609) (173) (483) (3,551) (2,838) (6,926) (58,152)
Net Increase (Decrease) ...............
977 2,761 (5,328) 40 (218) (1,475) (673) (2,763) 17,162
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (4,468) $ (23,976) $ (239,570) $ (1,023) $ (1,037) $ (11,544) $ (9,233) $ (31,612) $ (594,475)
Total Dividends and Distributions
$ (4,468) $ (23,976) $ (239,570) $ (1,023) $ (1,037) $ (11,544) $ (9,233) $ (31,612) $ (594,475)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (2,554) $ (16,730) $ (200,190) $ (732) $ (1,019) $ (10,590) $ (7,645) $ (28,388) $ (478,109)
Total Dividends and Distributions
$ (2,554) $ (16,730) $ (200,190) $ (732) $ (1,019) $ (10,590) $ (7,645) $ (28,388) $ (478,109)

Statement of Changes in Net Assets
Principal Funds, Inc.
102
See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 109,975 $ 99,090
Net realized gain (loss) on investments and futures ................................................................................ 138,078 300,226
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
515,621 (26,802)
Net Increase (Decrease) in Net Assets Resulting from Operations 763,674 372,514
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (352,547) (377,859)
Total Dividends and Distributions (352,547) (377,859)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
84,722 37,862
Total Increase (Decrease) in Net Assets 495,849 32,517
Net Assets
Beginning of period .................................................................................................................
5,526,282 5,493,765
End of period .......................................................................................................................
$ 6,022,131 $ 5,526,282
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 73,055 $ 14,673 $ 43,620 $ 821,894 $ 2,428 $ 2,421 $ 21,658 $ 27,270 $ 37,507
Reinvested ........................ 23,705 3,594 41,668 239,122 874 1,250 10,837 9,363 21,590
Redeemed .........................
(71,796) (20,931) (92,724) (873,029) (5,647) (7,191) (55,465) (55,454) (129,570)
Net Increase (Decrease) ...............
$ 24,964 $ (2,664) $ (7,436) $ 187,987 $ (2,345) $ (3,520) $ (22,970) $ (18,821) $ (70,473)
Shares:
Sold ............................. 4,172 857 2,474 47,559 135 137 1,223 1,538 2,094
Reinvested ........................ 1,509 234 2,681 15,236 56 79 689 594 1,356
Redeemed .........................
(4,045) (1,238) (5,277) (49,499) (315) (409) (3,122) (3,165) (7,427)
Net Increase (Decrease) ...............
1,636 (147) (122) 13,296 (124) (193) (1,210) (1,033) (3,977)
Year Ended October 31, 2018
Dollars:
Sold ............................. $ 65,548 $ 15,212 $ 64,091 $ 766,423 $ 3,038 $ 2,922 $ 32,476 $ 33,106 $ 48,358
Reinvested ........................ 22,928 3,346 43,141 253,052 1,116 1,758 13,546 12,541 25,718
Redeemed .........................
(64,223) (10,136) (96,503) (884,979) (8,113) (14,991) (76,985) (88,574) (125,954)
Net Increase (Decrease) ...............
$ 24,253 $ 8,422 $ 10,729 $ 134,496 $ (3,959) $ (10,311) $ (30,963) $ (42,927) $ (51,878)
Shares:
Sold ............................. 3,615 856 3,557 41,637 168 160 1,768 1,806 2,627
Reinvested ........................ 1,291 193 2,452 14,240 63 99 762 704 1,429
Redeemed .........................
(3,537) (573) (5,368) (49,313) (451) (813) (4,235) (4,882) (6,884)
Net Increase (Decrease) ...............
1,369 476 641 6,564 (220) (554) (1,705) (2,372) (2,828)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (24,106) $ (3,663) $ (41,712) $ (239,126) $ (874) $ (1,250) $ (10,837) $ (9,377) $ (21,602)
Total Dividends and Distributions
$ (24,106) $ (3,663) $ (41,712) $ (239,126) $ (874) $ (1,250) $ (10,837) $ (9,377) $ (21,602)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (23,496) $ (3,422) $ (43,205) $ (253,057) $ (1,116) $ (1,758) $ (13,546) $ (12,541) $ (25,718)
Total Dividends and Distributions
$ (23,496) $ (3,422) $ (43,205) $ (253,057) $ (1,116) $ (1,758) $ (13,546) $ (12,541) $ (25,718)

Statement of Changes in Net Assets
Principal Funds, Inc.
103
See accompanying notes.
Amounts in thousands MidCap Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 45,478 $ 11,253
Net realized gain (loss) on investments ............................................................................................. 835,172 1,612,043
Net change in unrealized appreciation/depreciation of investments ................................................................
3,057,938 (1,419,728)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,938,588 203,568
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (1,485,719) (516,388)
Total Dividends and Distributions (1,485,719) (516,388)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
163,549 (177,308)
Total Increase (Decrease) in Net Assets 2,616,418 (490,128)
Net Assets
Beginning of period .................................................................................................................
14,754,992 15,245,120
End of period .......................................................................................................................
$ 17,371,410 $ 14,754,992
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold .................. $ 164,540 $ 7,722 $ 2,632 $ 2,690,232 $ 6,335 $ 4,035 $ 13,055 $ 16,292 $ 80,210 $ 1,020,991
Reinvested ............. 136,988 24,372 29,463 884,102 9,032 2,262 10,368 8,952 34,089 77,955
Redeemed ..............
(341,346) (82,835) (29,614) (3,950,842) (11,741) (9,347) (52,540) (50,376) (117,209) (414,228)
Net Increase (Decrease) ....
$ (39,818) $ (50,741) $ 2,481 $ (376,508) $ 3,626 $ (3,050) $ (29,117) $ (25,132) $ (2,910) $ 684,718
Shares:
Sold .................. 6,140 345 100 98,119 254 158 493 593 2,886 36,346
Reinvested ............. 6,224 1,240 1,394 39,155 446 110 483 399 1,531 3,454
Redeemed ..............
(12,645) (3,475) (1,153) (147,257) (478) (368) (2,002) (1,771) (4,443) (15,085)
Net Increase (Decrease) ....
(281) (1,890) 341 (9,983) 222 (100) (1,026) (779) (26) 24,715
Year Ended October 31, 2018
Dollars:
Sold .................. $ 144,494 $ 6,765 $ 2,907 $ 2,734,530 $ 5,868 $ 3,858 $ 16,566 $ 18,902 $ 80,394 $ 892,863
Reinvested ............. 51,569 9,428 10,400 305,570 3,148 900 4,076 4,138 12,603 23,657
Redeemed ..............
(441,299) (61,607) (34,555) (3,522,116) (11,521) (9,547) (41,398) (61,502) (127,061) (199,338)
Net Increase (Decrease) ....
$ (245,236) $ (45,414) $ (21,248) $ (482,016) $ (2,505) $ (4,789) $ (20,756) $ (38,462) $ (34,064) $ 717,182
Shares:
Sold .................. 5,294 272 110 97,951 232 148 618 681 2,915 31,465
Reinvested ............. 1,934 388 405 11,217 127 36 156 153 468 869
Redeemed ..............
(16,118) (2,471) (1,309) (125,086) (456) (373) (1,544) (2,230) (4,617) (7,158)
Net Increase (Decrease) ....
(8,890) (1,811) (794) (15,918) (97) (189) (770) (1,396) (1,234) 25,176
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2019
From net investment income
and net realized gain on
investments ............. $ (147,100) $ (27,873) $ (29,473) $ (1,070,000) $ (9,037) $ (2,417) $ (10,369) $ (8,955) $ (34,190) $ (146,305)
Total Dividends and
Distributions
$ (147,100) $ (27,87 3) $ (29,473) $ (1,070,000) $ (9,037) $ (2,417) $ (10,369) $ (8,955) $ (34,190) $ (146,305)
Year Ended October 31, 2018
From net investment income
and net realized gain on
investments ............. $ (56,155) $ (10,861) $ (10,410) $ (386,935) $ (3,150) $ (1,023) $ (4,076) $ (4,138) $ (12,606) $ (27,034)
Total Dividends and
Distributions
$ (56,155) $ (10,861) $ (10,410) $ (386,935) $ (3,150) $ (1,023) $ (4,076) $ (4,138) $ (12,606) $ (27,034)

Statement of Changes in Net Assets
Principal Funds, Inc.
104
See accompanying notes.
Amounts in thousands MidCap Value Fund I
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 22,502 $ 9,042
Net realized gain (loss) on investments and futures ................................................................................ 92,866 101,903
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
26,620 (100,003)
Net Increase (Decrease) in Net Assets Resulting from Operations 141,988 10,942
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (99,895) (69,194)
Total Dividends and Distributions (99,895) (69,194)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,518,601 (67,518)
Total Increase (Decrease) in Net Assets 1,560,694 (125,770)
Net Assets
Beginning of period .................................................................................................................
940,703 1,066,473
End of period .......................................................................................................................
$ 2,501,397 $ 940,703
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
(a)
Dollars:
Sold ............................. $ 3,421 $ 2,693 $ 122,583 $ 231 $ 229 $ 2,049 $ 3,436 $ 2,972 $ 1,263,534
Issued in acquisitions ................. 25,751 90,458 56,528 251 957 6,863 4,747 8,965 820,438
Reinvested ........................ – 6,856 87,757 331 258 912 871 2,803 –
Redeemed .........................
(3,836) (13,982) (781,257) (1,174) (1,060) (5,666) (4,343) (12,494) (173,481)
Net Increase (Decrease) ...............
$ 25,336 $ 86,025 $ (514,389) $ (361) $ 384 $ 4,158 $ 4,711 $ 2,246 $ 1,910,491
Shares:
Sold ............................. 247 195 8,983 18 18 153 253 216 91,519
Issued in acquisitions ................. 1,858 6,604 4,084 19 71 502 347 651 59,180
Reinvested ........................ – 579 7,312 29 22 77 74 236 –
Redeemed .........................
(277) (1,030) (57,182) (91) (82) (420) (325) (947) (12,517)
Net Increase (Decrease) ...............
1,828 6,348 (36,803) (25) 29 312 349 156 138,182
Year Ended October 31, 2018
Dollars:
Sold ............................. N/A $ 2,092 $ 125,208 $ 422 $ 340 $ 1,497 $ 1,364 $ 3,288 N/A
Reinvested ........................ N/A 4,705 59,888 264 275 918 861 2,208 N/A
Redeemed .........................
N/A (10,371) (227,345) (1,484) (3,174) (8,674) (8,026) (11,774) N/A
Net Increase (Decrease) ...............
N/A $ (3,574) $ (42,249) $ (798) $ (2,559) $ (6,259) $ (5,801) $ (6,278) N/A
Shares:
Sold ............................. N/A 138 7,980 29 23 100 91 217 N/A
Reinvested ........................ N/A 315 3,958 18 19 62 58 147 N/A
Redeemed .........................
N/A (686) (14,859) (101) (212) (574) (529) (771) N/A
Net Increase (Decrease) ...............
N/A (233) (2,921) (54) (170) (412) (380) (407) N/A
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
(a)
From net investment income and net realized
gain on investments .................. $ – $ (6,867) $ (87,845) $ (331) $ (266) $ (912) $ (871) $ (2,803) $ –
Total Dividends and Distributions
$ – $ (6,867) $ (87,845) $ (331) $ (266) $ (912) $ (871) $ (2,803) $ –
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. N/A $ (4,712) $ (59,947) $ (264) $ (284) $ (918) $ (861) $ (2,208) N/A
Total Dividends and Distributions
N/A $ (4,712) $ (59,947) $ (264) $ (284) $ (918) $ (861) $ (2,208) N/A
(a)
Period from April 2, 2019, date operations commenced, through October 31, 2019 for Class A and R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
105
See accompanying notes.
Amounts in thousands Money Market Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 9,593 $ 6,284
Net realized gain (loss) on investments ............................................................................................. 128 33
Net change in unrealized appreciation/depreciation of investments ................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 9,721 6,317
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (9,721) (6,317)
Total Dividends and Distributions (9,721) (6,317)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
31,009 (14,074)
Total Increase (Decrease) in Net Assets 31,009 (14,074)
Net Assets
Beginning of period .................................................................................................................
489,582 503,656
End of period .......................................................................................................................
$ 520,591 $ 489,582
Class A Class C Class J Institutional
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ............................................................................. $ 202,489 N/A $ 148,381 N/A
Reinvested ........................................................................ 4,651 N/A 4,918 N/A
Redeemed .........................................................................
(196,857) N/A (132,573) N/A
Net Increase (Decrease) ...............................................................
$ 10,283 N/A $ 20,726 N/A
Shares:
Sold ............................................................................. 202,489 N/A 148,381 N/A
Reinvested ........................................................................ 4,651 N/A 4,918 N/A
Redeemed .........................................................................
(196,857) N/A (132,573) N/A
Net Increase (Decrease) ...............................................................
10,283 N/A 20,726 N/A
Year Ended October 31, 2018
(a)
Dollars:
Sold ............................................................................. $ 194,918 $ 1,698 $ 152,066 $ 10
Reinvested ........................................................................ 3,057 32 3,109 1
Redeemed .........................................................................
(211,308) (16,611) (140,632) (414)
Net Increase (Decrease) ...............................................................
$ (13,333) $ (14,881) $ 14,543 $ (403)
Shares:
Sold ............................................................................. 194,918 1,698 152,066 10
Reinvested ........................................................................ 3,057 32 3,109 1
Redeemed .........................................................................
(211,308) (16,611) (140,632) (414)
Net Increase (Decrease) ...............................................................
(13,333) (14,881) 14,543 (403)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ................................. $ (4,738) N/A $ (4,983) N/A
Total Dividends and Distributions
$ (4,738) N/A $ (4,983) N/A
Year Ended October 31, 2018
(a)
From net investment income and net realized gain on investments ................................. $ (3,116) $ (44) $ (3,156) $ (1)
Total Dividends and Distributions
$ (3,116) $ (44) $ (3,156) $ (1)
(a)
Class C and Institutional shares discontinued operations on March 23, 2018.

Statement of Changes in Net Assets
Principal Funds, Inc.
106
See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 21,543 $ 27,251
Net realized gain (loss) on investments ............................................................................................. 144,409 643,990
Net change in unrealized appreciation/depreciation of investments ................................................................
115,262 (512,291)
Net Increase (Decrease) in Net Assets Resulting from Operations 281,214 158,950
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (547,640) (166,375)
Total Dividends and Distributions (547,640) (166,375)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
290,807 (734,019)
Total Increase (Decrease) in Net Assets 24,381 (741,444)
Net Assets
Beginning of period .................................................................................................................
1,763,074 2,504,518
End of period .......................................................................................................................
$ 1,787,455 $ 1,763,074
Class A Class C Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 42,317 $ 3,878 $ 142,531 $ 310 $ 483 $ 2,149 $ 2,697 $ 6,589
Reinvested .................................. 278,304 19,350 223,236 666 575 4,983 5,398 10,526
Redeemed ...................................
(147,369) (22,354) (254,524) (1,186) (1,667) (5,748) (6,335) (14,002)
Net Increase (Decrease) .........................
$ 173,252 $ 874 $ 111,243 $ (210) $ (609) $ 1,384 $ 1,760 $ 3,113
Shares:
Sold ....................................... 905 121 2,608 6 11 44 54 141
Reinvested .................................. 6,806 704 5,300 16 14 122 131 253
Redeemed ...................................
(3,098) (725) (5,386) (24) (33) (120) (138) (280)
Net Increase (Decrease) .........................
4,613 100 2,522 (2) (8) 46 47 114
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 36,346 $ 6,104 $ 43,919 $ 297 $ 510 $ 2,735 $ 2,478 $ 4,595
Reinvested .................................. 70,187 4,588 82,826 174 205 1,701 1,492 3,132
Redeemed ...................................
(121,508) (10,038) (827,086) (623) (1,280) (11,658) (8,520) (14,595)
Net Increase (Decrease) .........................
$ (14,975) $ 654 $ (700,341) $ (152) $ (565) $ (7,222) $ (4,550) $ (6,868)
Shares:
Sold ....................................... 569 122 673 5 8 44 39 71
Reinvested .................................. 1,127 95 1,304 3 4 27 24 50
Redeemed ...................................
(1,900) (202) (12,743) (10) (20) (183) (130) (227)
Net Increase (Decrease) .........................
(204) 15 (10,766) (2) (8) (112) (67) (106)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (282,366) $ (19,604) $ (223,276) $ (666) $ (820) $ (4,983) $ (5,398) $ (10,527)
Total Dividends and Distributions
$ (282,366) $ (19,604) $ (223,276) $ (666) $ (820) $ (4,983) $ (5,398) $ (10,527)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (71,966) $ (4,660) $ (82,986) $ (174) $ (264) $ (1,701) $ (1,492) $ (3,132)
Total Dividends and Distributions
$ (71,966) $ (4,660) $ (82,986) $ (174) $ (264) $ (1,701) $ (1,492) $ (3,132)

Statement of Changes in Net Assets
Principal Funds, Inc.
107
See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 65,763 $ 66,029
Net realized gain (loss) on investments ............................................................................................. 85,723 88,081
Net change in unrealized appreciation/depreciation of investments ................................................................
935,521 (58,776)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,087,007 95,334
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (161,995) (151,297)
Total Dividends and Distributions (161,995) (151,297)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
592,953 (2,030)
Total Increase (Decrease) in Net Assets 1,517,965 (57,993)
Net Assets
Beginning of period .................................................................................................................
3,660,698 3,718,691
End of period .......................................................................................................................
$ 5,178,663 $ 3,660,698
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................... $ 101,474 $ 8,514 $ 10,383 $ 1,122,318 $ 877 $ 3,460 $ 10,615 $ 7,340 $ 33,731 $ 456,892
Reinvested .............. 8,457 1,374 6,127 68,954 129 308 1,418 1,462 5,972 49,760
Redeemed ...............
(83,348) (14,159) (20,500) (743,664) (1,330) (8,553) (13,628) (18,527) (76,193) (326,710)
Net Increase (Decrease) .....
$ 26,583 $ (4,271) $ (3,990) $ 447,608 $ (324) $ (4,785) $ (1,595) $ (9,725) $ (36,490) $ 179,942
Shares:
Sold ................... 3,928 337 412 44,216 34 141 427 298 1,369 17,814
Reinvested .............. 351 59 262 2,820 6 14 61 64 259 2,046
Redeemed ...............
(3,284) (577) (833) (29,255) (52) (354) (549) (779) (3,137) (13,132)
Net Increase (Decrease) .....
995 (181) (159) 17,781 (12) (199) (61) (417) (1,509) 6,728
Year Ended October 31, 2018
Dollars:
Sold ................... $ 74,413 $ 10,309 $ 5,987 $ 793,282 $ 662 $ 5,187 $ 9,380 $ 12,242 $ 32,666 $ 693,712
Reinvested .............. 8,955 1,506 6,829 59,681 168 435 1,732 2,196 6,686 45,543
Redeemed ...............
(98,448) (13,746) (30,221) (983,485) (2,578) (10,326) (23,613) (32,076) (44,991) (534,117)
Net Increase (Decrease) .....
$ (15,080) $ (1,931) $ (17,405) $ (130,522) $ (1,748) $ (4,704) $ (12,501) $ (17,638) $ (5,639) $ 205,138
Shares:
Sold ................... 3,220 452 266 34,428 29 233 414 553 1,472 29,276
Reinvested .............. 383 66 300 2,547 7 19 76 97 295 1,943
Redeemed ...............
(4,224) (605) (1,346) (41,865) (111) (465) (1,048) (1,427) (1,995) (22,487)
Net Increase (Decrease) .....
(621) (87) (780) (4,890) (75) (213) (558) (777) (228) 8,732
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (10,877) $ (1,415) $ (6,134) $ (72,964) $ (129) $ (487) $ (1,419) $ (1,462) $ (5,975) $ (61,133)
Total Dividends and
Distributions
$ (10,877) $ (1,415) $ (6,134) $ (72,964) $ (129) $ (487) $ (1,419) $ (1,462) $ (5,975) $ (61,133)
Year Ended October 31, 2018
From net investment income and
net realized gain on investments $ (11,306) $ (1,553) $ (6,838) $ (72,239) $ (168) $ (727) $ (1,732) $ (2,196) $ (6,688) $ (47,850)
Total Dividends and
Distributions
$ (11,306) $ (1,553) $ (6,838) $ (72,239) $ (168) $ (727) $ (1,732) $ (2,196) $ (6,688) $ (47,850)

Statement of Changes in Net Assets
Principal Funds, Inc.
108
See accompanying notes.
Amounts in thousands Short-Term Income Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 118,152 $ 96,137
Net realized gain (loss) on investments ............................................................................................. 17,597 (26,939)
Net change in unrealized appreciation/depreciation of investments ................................................................
107,667 (46,143)
Net Increase (Decrease) in Net Assets Resulting from Operations 243,416 23,055
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (118,525) (95,412)
Total Dividends and Distributions (118,525) (95,412)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
354,233 643,789
Total Increase (Decrease) in Net Assets 479,124 571,432
Net Assets
Beginning of period .................................................................................................................
4,786,400 4,214,968
End of period .......................................................................................................................
$ 5,265,524 $ 4,786,400
Class A Class C Class J Class T Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................... $ 158,743 $ 26,066 $ 28,487 N/A $ 1,293,385 $ 1,280 $ 293 $ 4,007 $ 3,607 $ 11,191
Reinvested .............. 5,628 744 2,844 N/A 105,626 10 24 262 84 312
Redeemed ...............
(154,038) (39,709) (26,686) N/A (1,045,019) (1,718) (684) (5,048) (8,351) (7,107)
Net Increase (Decrease) .....
$ 10,333 $ (12,899) $ 4,645 N/A $ 353,992 $ (428) $ (367) $ (779) $ (4,660) $ 4,396
Shares:
Sold ................... 13,060 2,158 2,343 N/A 106,073 106 24 328 298 925
Reinvested .............. 462 61 234 N/A 8,675 1 2 21 7 26
Redeemed ...............
(12,676) (3,270) (2,196) N/A (86,053) (142) (56) (414) (694) (585)
Net Increase (Decrease) .....
846 (1,051) 381 N/A 28,695 (35) (30) (65) (389) 366
Year Ended October 31, 2018
(a)
Dollars:
Sold ................... $ 131,418 $ 13,182 $ 21,688 $ – $ 1,528,497 $ 1,336 $ 442 $ 6,176 $ 3,169 $ 2,627
Reinvested .............. 5,188 688 2,520 – 84,820 7 30 231 174 192
Redeemed ...............
(165,029) (26,789) (37,898) (10) (914,674) (996) (962) (5,584) (3,975) (2,679)
Net Increase (Decrease) .....
$ (28,423) $ (12,919) $ (13,690) $ (10) $ 698,643 $ 347 $ (490) $ 823 $ (632) $ 140
Shares:
Sold ................... 10,883 1,090 1,796 – 126,637 111 37 510 262 217
Reinvested .............. 430 57 209 – 7,033 1 2 19 14 16
Redeemed ...............
(13,655) (2,216) (3,136) (1) (75,770) (83) (80) (461) (329) (221)
Net Increase (Decrease) .....
(2,342) (1,069) (1,131) (1) 57,900 29 (41) 68 (53) 12
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (6,650) $ (804) $ (2,862) N/A $ (107,510) $ (10) $ (28) $ (263) $ (86) $ (312)
Total Dividends and
Distributions
$ (6,650) $ (804) $ (2,862) N/A $ (107,510) $ (10) $ (28) $ (263) $ (86) $ (312)
Year Ended October 31, 2018
(a)
From net investment income and
net realized gain on investments $ (5,814) $ (736) $ (2,542) $ – $ (85,682) $ (8) $ (33) $ (231) $ (174) $ (192)
Total Dividends and
Distributions
$ (5,814) $ (736) $ (2,542) $ – $ (85,682) $ (8) $ (33) $ (231) $ (174) $ (192)
(a)
Class T shares discontinued operations on August 24, 2018.

Statement of Changes in Net Assets
Principal Funds, Inc.
109
See accompanying notes.
Amounts in thousands SmallCap Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 976 $ 868
Net realized gain (loss) on investments ............................................................................................. 41,296 87,791
Net change in unrealized appreciation/depreciation of investments ................................................................
3,345 (81,274)
Net Increase (Decrease) in Net Assets Resulting from Operations 45,617 7,385
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (83,738) (51,557)
Total Dividends and Distributions (83,738) (51,557)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
63,674 60,137
Total Increase (Decrease) in Net Assets 25,553 15,965
Net Assets
Beginning of period .................................................................................................................
642,425 626,460
End of period .......................................................................................................................
$ 667,978 $ 642,425
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ................... $ 18,837 $ 2,399 $ 5,002 $ 57,610 $ 235 $ 783 $ 2,007 $ 11,173 $ 10,114 $ 21,386
Reinvested .............. 27,519 4,816 25,797 9,936 328 209 1,454 2,552 2,996 6,629
Redeemed ...............
(34,259) (11,757) (20,064) (46,417) (393) (1,790) (4,843) (5,777) (11,124) (11,684)
Net Increase (Decrease) .....
$ 12,097 $ (4,542) $ 10,735 $ 21,129 $ 170 $ (798) $ (1,382) $ 7,948 $ 1,986 $ 16,331
Shares:
Sold ................... 941 134 259 2,632 12 42 98 527 453 960
Reinvested .............. 1,579 314 1,555 525 20 13 84 140 160 350
Redeemed ...............
(1,696) (680) (1,040) (2,147) (20) (92) (239) (271) (508) (531)
Net Increase (Decrease) .....
824 (232) 774 1,010 12 (37) (57) 396 105 779
Year Ended October 31, 2018
Dollars:
Sold ................... $ 33,280 $ 10,098 $ 7,815 $ 51,471 $ 412 $ 2,439 $ 3,440 $ 7,643 $ 9,927 $ 30,295
Reinvested .............. 17,812 2,854 17,111 5,542 247 199 1,134 1,256 1,589 2,160
Redeemed ...............
(46,262) (6,990) (24,197) (32,839) (1,018) (11,472) (6,847) (5,733) (7,664) (3,565)
Net Increase (Decrease) .....
$ 4,830 $ 5,962 $ 729 $ 24,174 $ (359) $ (8,834) $ (2,273) $ 3,166 $ 3,852 $ 28,890
Shares:
Sold ................... 1,345 452 329 1,956 18 108 139 299 380 1,123
Reinvested .............. 778 138 781 226 11 9 50 53 66 88
Redeemed ...............
(1,916) (321) (1,044) (1,282) (43) (472) (279) (229) (302) (131)
Net Increase (Decrease) .....
207 269 66 900 (14) (355) (90) 123 144 1,080
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (27,833) $ (4,846) $ (25,810) $ (10,800) $ (328) $ (490) $ (1,454) $ (2,552) $ (2,996) $ (6,629)
Total Dividends and
Distributions
$ (27,833) $ (4,846) $ (25,810) $ (10,800) $ (328) $ (490) $ (1,454) $ (2,552) $ (2,996) $ (6,629)
Year Ended October 31, 2018
From net investment income and
net realized gain on investments $ (18,155) $ (2,877) $ (17,115) $ (6,027) $ (247) $ (997) $ (1,134) $ (1,256) $ (1,589) $ (2,160)
Total Dividends and
Distributions
$ (18,155) $ (2,877) $ (17,115) $ (6,027) $ (247) $ (997) $ (1,134) $ (1,256) $ (1,589) $ (2,160)

Statement of Changes in Net Assets
Principal Funds, Inc.
110
See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 9,472 $ 6,024
Net realized gain (loss) on investments and futures ................................................................................ (18,893) 185,437
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
58,624 (217,421)
Net Increase (Decrease) in Net Assets Resulting from Operations 49,203 (25,960)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (165,869) (119,641)
Total Dividends and Distributions (165,869) (119,641)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
51,180 (11,059)
Total Increase (Decrease) in Net Assets (65,486) (156,660)
Net Assets
Beginning of period .................................................................................................................
1,080,453 1,237,113
End of period .......................................................................................................................
$ 1,014,967 $ 1,080,453
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 2,382 $ 961 $ 37,432 $ 155 $ 786 $ 1,307 $ 928 $ 2,956 $ 46,030
Reinvested ........................ 1,126 2,679 19,932 153 198 1,350 748 3,622 135,951
Redeemed .........................
(2,222) (2,530) (57,135) (302) (1,379) (3,954) (1,215) (7,520) (131,259)
Net Increase (Decrease) ...............
$ 1,286 $ 1,110 $ 229 $ 6 $ (395) $ (1,297) $ 461 $ (942) $ 50,722
Shares:
Sold ............................. 231 95 3,699 17 87 134 92 287 4,513
Reinvested ........................ 126 305 2,195 18 24 157 85 407 14,977
Redeemed .........................
(216) (254) (5,576) (32) (147) (396) (121) (762) (12,795)
Net Increase (Decrease) ...............
141 146 318 3 (36) (105) 56 (68) 6,695
Year Ended October 31, 2018
Dollars:
Sold ............................. $ 3,583 $ 1,228 $ 46,901 $ 337 $ 664 $ 1,732 $ 1,161 $ 3,416 $ 111,373
Reinvested ........................ 722 1,861 16,095 123 256 1,122 626 2,879 95,329
Redeemed .........................
(2,808) (2,941) (103,475) (507) (2,523) (4,733) (3,140) (11,459) (168,881)
Net Increase (Decrease) ...............
$ 1,497 $ 148 $ (40,479) $ (47) $ (1,603) $ (1,879) $ (1,353) $ (5,164) $ 37,821
Shares:
Sold ............................. 272 95 3,588 28 53 135 89 259 8,289
Reinvested ........................ 54 143 1,204 10 21 88 48 219 7,134
Redeemed .........................
(211) (226) (7,632) (43) (203) (366) (240) (876) (12,662)
Net Increase (Decrease) ...............
115 12 (2,840) (5) (129) (143) (103) (398) 2,761
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (1,127) $ (2,679) $ (19,932) $ (153) $ (307) $ (1,350) $ (748) $ (3,622) $ (135,951)
Total Dividends and Distributions
$ (1,127) $ (2,679) $ (19,932) $ (153) $ (307) $ (1,350) $ (748) $ (3,622) $ (135,951)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (723) $ (1,861) $ (16,621) $ (123) $ (357) $ (1,122) $ (626) $ (2,879) $ (95,329)
Total Dividends and Distributions
$ (723) $ (1,861) $ (16,621) $ (123) $ (357) $ (1,122) $ (626) $ (2,879) $ (95,329)

Statement of Changes in Net Assets
Principal Funds, Inc.
111
See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 15,036 $ 13,635
Net realized gain (loss) on investments ............................................................................................. 1,804 (2,506)
Net change in unrealized appreciation/depreciation of investments ................................................................
25,570 (13,427)
Net Increase (Decrease) in Net Assets Resulting from Operations 42,410 (2,298)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (13,837) (12,885)
Total Dividends and Distributions (13,837) (12,885)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
165,957 36,930
Total Increase (Decrease) in Net Assets 194,530 21,747
Net Assets
Beginning of period .................................................................................................................
366,618 344,871
End of period .......................................................................................................................
$ 561,148 $ 366,618
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................................................................... $ 124,394 $ 21,163 $ 117,088
Reinvested .................................................................................. 8,327 642 3,151
Redeemed ...................................................................................
(63,546) (11,114) (34,148)
Net Increase (Decrease) .........................................................................
$ 69,175 $ 10,691 $ 86,091
Shares:
Sold ....................................................................................... 17,170 2,924 16,092
Reinvested .................................................................................. 1,148 88 432
Redeemed ...................................................................................
(8,854) (1,540) (4,748)
Net Increase (Decrease) .........................................................................
9,464 1,472 11,776
Year Ended October 31, 2018
Dollars:
Sold ....................................................................................... $ 70,532 $ 6,780 $ 55,240
Reinvested .................................................................................. 8,818 629 1,791
Redeemed ...................................................................................
(75,608) (7,098) (24,154)
Net Increase (Decrease) .........................................................................
$ 3,742 $ 311 $ 32,877
Shares:
Sold ....................................................................................... 9,854 947 7,752
Reinvested .................................................................................. 1,235 88 252
Redeemed ...................................................................................
(10,591) (990) (3,397)
Net Increase (Decrease) .........................................................................
498 45 4,607
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................................... $ (9,516) $ (743) $ (3,578)
Total Dividends and Distributions
$ (9,516) $ (743) $ (3,578)
Year Ended October 31, 2018
From net investment income and net realized gain on investments ........................................... $ (10,120) $ (744) $ (2,021)
Total Dividends and Distributions
$ (10,120) $ (744) $ (2,021)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
112
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal Fund,
Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global
Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Income Fund, High Yield Fund,
Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund I, LargeCap
S&P 500 Index Fund, MidCap Fund, MidCap Value Fund I, Money Market Fund, Principal Capital Appreciation Fund, Real Estate Securities
Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information
presented in these financial statements pertains to Class A and Class C shares. Certain detailed financial information for Class J, Institutional,
R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
Topic 946 , Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective March 23, 2018, Money Market Fund Class C and Institutional Class shares were redeemed and discontinued operations.
Effective August 24, 2018, Class T shares were discontinued and liquidated.
Effective October 9, 2018, the initial purchase of $10,000 of Class J shares of Equity Income Fund was made by Principal Global Investors,
LLC (the “Manager”).
Effective October 12, 2018, Equity Income Fund acquired all the assets and assumed all the liabilities of LargeCap Value Fund, pursuant to a plan of reorganization approved by shareholders on October 1, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-
free exchange of 40,486,000 shares from LargeCap Value Fund for 8,756,000 shares valued at $274,348,000 of Equity Income Fund at an approximate exchange rate of .22, .21, .21, .22, .22, .22, .22, .21, and .22 for Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4,
and R-5 classes of shares, respectively. The investment securities of LargeCap Value Fund, with a fair value of approximately $273,482,000 and a cost of $285,580,000 and $997,000 cash were the primary assets acquired by Equity Income Fund on October 12, 2018. For financial reporting purposes, assets received and shares issued by Equity Income Fund were recorded at fair value; however, the cost basis of the investments received from LargeCap Value Fund were maintained through the reorganization. The net assets of LargeCap Value Fund and
Equity Income Fund immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
were approximately $274,418,000 ($167,993,000 of accumulated realized gain) and $6,697,654,000, respectively. The aggregate net assets of Equity Income Fund immediately following the acquisition was $6,972,072,000. In accordance with Sections 381-384 of the Internal
Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2017, the beginning of the fiscal year for Equity Income Fund, Equity Income
Fund’s pro forma results of operations for the year ended October 31, 2018, would have been $167,345,000 of net investment income,
$232,111,000 of net realized and unrealized gain on investments, and $399,456,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Fund that have been included in Equity Income Fund’s statement of operations since October 12, 2018.
Effective January 11, 2019, Class C shares discontinued and converted into Class A shares for Core Plus Bond Fund, Inflation Protection
Fund, and LargeCap Growth Fund.
Effective March 1, 2019, the initial purchase of $10,000 of R-6 shares of Diversified International Fund was made by the Manager.
Effective April 2, 2019, the initial purchases of $10,000 of Class A and R-6 shares of MidCap Value Fund I were made by the Manager.
Effective April 12, 2019, MidCap Value Fund I acquired all the assets and assumed all the liabilities of MidCap Value Fund III pursuant to a plan of reorganization approved by shareholders on April 5, 2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of
57,375,000 shares from MidCap Value Fund III for 73,317,000 shares valued at $1,014,959,000 of MidCap Value Fund I at an approximate exchange rate of 1.27, 1.21, 1.28, 1.27, 1.26, 1.22, 1.20, 1.21, and 1.29 for Class A, Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
113
classes of shares, respectively. The investment securities of MidCap Value Fund III, with a fair value of approximately $978,380,000 and a cost of $943,248,000 and $35,891,000 cash were the primary assets acquired by MidCap Value Fund I on April 12, 2019. For financial reporting purposes, assets received and shares issued by MidCap Value Fund I were recorded at fair value; however, the cost basis of the investments received from MidCap Value Fund III were maintained through the reorganization. The net assets of MidCap Value Fund III and
MidCap Value Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $1,015,084,000 ($6,857,000 of accumulated realized loss) and $951,721,000, respectively. The aggregate net assets of MidCap Value Fund I immediately following the acquisition were $1,966,805,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2018, the beginning of the fiscal year for MidCap Value Fund I, MidCap Value
Fund I’s pro forma results of operations for the period ended October 31, 2019, would have been $28,811,000 of net investment income,
$177,351,000 of net realized and unrealized gain on investments, and $206,162,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MidCap Value Fund III that have been included in MidCap Value Fund I’s statement of operations since April 12, 2019.
Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
Effective October 11, 2019, LargeCap Growth Fund I acquired all the assets and assumed all the liabilities of LargeCap Growth Fund, pursuant to a plan of reorganization approved by shareholders on October 4, 2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 105,049,000 shares from LargeCap Growth Fund for 34,956,000 shares valued at $519,500,000 of LargeCap Growth
Fund I at an approximate exchange rate of .33, .33, .36, .32, .35, .41, .40, and .38 for Class A, Class J, Institutional, R-1, R-2, R-3, R-4, and
R-5 classes of shares, respectively. The investment securities of LargeCap Growth Fund, with a fair value of approximately $503,006,000 and a cost of $471,973,000 and $16,841,000 cash were the primary assets acquired by LargeCap Growth Fund I on October 11, 2019. For financial reporting purposes, assets received and shares issued by LargeCap Growth Fund I were recorded at fair value; however, the cost basis of the investments received from LargeCap Growth Fund were maintained through the reorganization. The net assets of LargeCap
Growth Fund and LargeCap Growth Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately
$519,691,000 ($3,739,000 of accumulated realized gain) and $8,814,012,000, respectively. The aggregate net assets of LargeCap Growth
Fund I immediately following the acquisition were $9,333,703,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2018, the beginning of the fiscal year for LargeCap Growth Fund I, LargeCap
Growth Fund I’s pro forma results of operations for the year ended October 31, 2019, would have been $14,855,000 of net investment income, $1,450,175,000 of net realized and unrealized gain on investments, and $1,465,030,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Fund that have been included in
LargeCap Growth Fund I’s statement of operations since October 12, 2019.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. Certain of the Funds invest in Institutional Class shares of other series of the Fund (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. In addition, certain of the Funds invest in Principal Exchange-Traded Funds, which are valued at closing exchange price.
The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter,
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
114
securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Money Market Fund qualifies as a retail money market fund. This fund values securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of October
31, 2019:
Diversified International Fund
Euro 19 .9%
Japanese Yen 15 .3
Swiss Franc 9 .4
British Pound Sterling 8 .7
Canadian Dollar 8 .6
Hong Kong Dollar 5 .3
Finisterre Unconstrained Emerging Markets Bond Fund
Indonesian Rupiah 5 .7%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
115
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Plus
Bond Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Short-Term Income Fund and Tax-Exempt Bond Fund,
net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, inverse floating rate securities, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate
Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Global Real Estate Securities Fund
Japanese Yen 13 .7%
Euro 9 .1
Hong Kong Dollar 5 .2
Australian Dollar 5 .2
International Emerging Markets Fund
Hong Kong Dollar 17 .5%
South Korean Won 13 .3
Indian Rupee 12 .4
New Taiwan Dollar 11 .4
Brazilian Real 8 .6
International Fund I
British Pound Sterling 14 .6%
Euro 13 .7
Hong Kong Dollar 12 .3
Japanese Yen 10 .0
Swiss Franc 8 .1
New Taiwan Dollar 7 .6
Canadian Dollar 7 .1
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
116
Distributions from REITs may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended October 31, 2019 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2016-2018 or from commencement of the fund’s operations to
2018.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Gains realized upon the disposition of certain foreign securities held by certain of the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. In certain countries, realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities.
At October 31, 2019 , International Emerging Markets Fund had a foreign tax refund receivable of $481,000 and had a deferred tax liability of $124,000 relating to foreign securities.
Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update
(“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair
Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The
ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2018, the Funds have adopted the removal and modification of applicable disclosures.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt
Securities , which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Funds have adopted the new amendment as of November 1, 2019. The adoption of the ASU is not expected to have a material impact on the financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%).
As of October 31, 2019 , MidCap Fund and Global Real Estate Securities Fund had outstanding borrowings of $20,340,000 and $510,000, respectively. As of October 31, 2019 , Global Diversified Income Fund and LargeCap Growth Fund I had outstanding loans of $21,020,000 and $915,000, respectively. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
117
During the year ended October 31, 2019, Funds lending to the Facility were as follows (amounts in thousands):
During the year ended October 31, 2019, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds (with the exception of High Income Fund) participate with other registered investment companies managed by the
Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations.
There were no outstanding borrowings against the line of credit as of October 31, 2019.
During the year ended October 31, 2019, Funds borrowing against the line of credit were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average Annual
Interest Rate
Core Plus Bond Fund $ 314 2.93%
Diversified International Fund 1,787 3.04
Equity Income Fund 974 2.68
Finisterre Unconstrained Emerging Markets Bond Fund 21 2.93
Global Diversified Income Fund 796 2.90
Global Real Estate Securities Fund 930 2.99
Government & High Quality Bond Fund 47 2.80
High Income Fund 572 2.75
High Yield Fund 556 2.94
Income Fund 1,099 2.39
International Emerging Markets Fund 245 3.26
International Fund I 18 3.01
LargeCap Growth Fund I 1,501 2.93
LargeCap S&P 500 Index Fund 352 2.80
MidCap Value Fund I 262 2.64
Principal Capital Appreciation Fund 240 2.80
Real Estate Securities Fund 182 2.85
Short-Term Income Fund 1,321 2.94
SmallCap Fund 10 2.97
SmallCap Value Fund II 103 2.87
Average Daily
Outstanding Balance
Weighted Average
Annual Interest Rate
California Municipal Fund $ 141 2.94%
Diversified International Fund 1,231 2.38
Finisterre Unconstrained Emerging Markets Bond Fund 44 2.95
Global Diversified Income Fund 1,103 2.98
Global Real Estate Securities Fund 32 2.90
High Yield Fund 34 2.80
International Emerging Markets Fund 1,437 2.90
International Fund I 514 2.95
LargeCap Growth Fund I 19 3.35
MidCap Fund 6,495 2.94
MidCap Value Fund I 8 3.35
Principal Capital Appreciation Fund 81 3.00
Real Estate Securities Fund 222 2.75
Short Term Income Fund 34 2.94
Average Daily
Outstanding Balance
Weighted Average Annual
Interest Rate
Core Plus Bond Fund $ 8 3.43%
Diversified International Fund 4 3.43
Global Diversified Income Fund 253 3.49
Global Real Estate Securities Fund 8 3.43
Government & High Quality Bond Fund 3 3.43
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
118
Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified
Income Fund, and High Yield Fund invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos;
general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund and Inflation Protection
Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
Average Daily
Outstanding Balance
Weighted Average Annual
Interest Rate
Income Fund $ 3 3.43%
Inflation Protection Fund 30 3.49
International Emerging Markets Fund 20 3.43
LargeCap Growth Fund I 1 3.43
LargeCap S&P 500 Index Fund 9 3.43
MidCap Fund 233 3.55
MidCap Value Fund I 9 3.55
Overseas Fund 26 3.54
Principal Capital Appreciation Fund 7 3.43
Real Estate Securities Fund 10 3.43
Short Term Income Fund 6 3.43
SmallCap Fund 3 3.43
SmallCap Value Fund II 5 3.43
Tax-Exempt Bond Fund 43 3.39
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
119
As of October 31, 2019, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Core Plus Bond Fund
Barclays Bank PLC
Foreign Currency Contracts $ 64 7 $ (20 4 ) $ 44 3
$ 64 7 $ (20 4 ) $ 44 3
$ (443) ^
$ —
Goldman Sachs & Co
Foreign Currency Contracts 54 3 (554) (1 1 )
$ 54 3 $ (554) $ (1 1 ) $ — $ (1 1 )
Total OTC $ 1,1 90 $ (758) $ 432
$ (432) ^
$ —
Finisterre Unconstrained Emerging Markets Bond Fund
Barclays Bank PLC
Foreign Currency Contracts 246 (25) 221
$ 246 $ (25) $ 221 $ — $ 221
Citigroup Inc
Credit Default Swaps — (89) (89)
Foreign Currency Contracts 16 (5) 11
$ 16 $ (94) $ (78)
$ 78 ^^
$ —
Goldman Sachs & Co
Credit Default Swaps — (64) (64)
Foreign Currency Contracts 1 — 1
$ 1 $ (64) $ (63)
$ 63 ^^
$ —
HSBC Securities Inc
Foreign Currency Contracts 3 — 3
Total Return Swaps 54 2 — 542
$ 54 5 $ — $ 54 5 $ — $ 54 5
JPMorgan Chase
Credit Default Swaps — (265) (265)
Foreign Currency Contracts 371 (55) 316
$ 371 $ (3 20 ) $ 51 $ — $ 51
Total OTC $ 1, 179 $ (5 0 3) $ 676 $ — $ 676
Global Diversified Income Fund
Barclays Bank PLC
Foreign Currency Contracts 152 (71) 8 1
$ 152 $ (71) $ 8 1 $ — $ 8 1
HSBC Securities Inc
Foreign Currency Contracts 18 (547) (529)
Total Return Swaps 2, 540 — 2,540
$ 2, 558 $ (547) $ 2,011 $ — $ 2,011
JPMorgan Chase
Foreign Currency Contracts 778 (670) 108
Total Return Swaps 1 28 — 128
$ 9 06 $ (670) $ 236 $ — $ 236
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 712 (36) 67 6
$ 712 $ (36) $ 67 6
$ (676) ^
$ —
Toronto Dominion Bank
Foreign Currency Contracts 43 (75) (3 2 )
$ 43 $ (75) $ (3 2 )
$ 32 ^^
$ —
Total OTC $ 4, 371 $ (1, 399 ) $ 2,972
$ (644) ^
$ 2,328
Inflation Protection Fund
ANZ Stockbroking
Foreign Currency Contracts — (821) (821)
$ — $ (821) $ (821) $ — $ (821)
Bank of America NA
Foreign Currency Contracts 236 (45) 191
$ 236 $ (45) $ 191 $ — $ 191
Barclays Bank PLC
Purchased Interest Rate Swaptions 4,89 5 — 4,89 5
Written Interest Rate Swaptions — (5,51 2 ) (5,51 2 )
$ 4,89 5 $ (5,51 2 ) $ (617) $ — $ (617)
BMO Capital Markets
Foreign Currency Contracts — (1) (1)
$ — $ (1) $ (1) $ — $ (1)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
120
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter (“OTC”) derivatives. Certain of the Funds may pledge cash to a broker for securities sold short.
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Inflation Protection Fund (continued)
Citigroup Inc
Foreign Currency Contracts $ 33 2 $ (296) $ 3 6
$ 33 2 $ (296) $ 3 6 $ — $ 3 6
Deutsche Bank AG
Capped Options 13 (8) 5
Written Interest Rate Swaptions — (6,110) (6,110)
$ 13 $ (6,11 8 ) $ (6,10 5 ) $ — $ (6,10 5 )
Goldman Sachs & Co
Foreign Currency Contracts 27 (97 7 ) (950)
$ 27 $ (97 7 ) $ (950) $ — $ (950)
HSBC Securities Inc
Foreign Currency Contracts — (12) (12)
$ — $ (12) $ (12) $ — $ (12)
JPMorgan Chase
Capped Options 4 0 (30) 10
Foreign Currency Contracts 477 (489) (12)
Purchased Interest Rate Swaptions 1,200 — 1,200
Written Interest Rate Swaptions — (45 5 ) (45 5 )
$ 1, 71 7 $ (9 7 4) $ 7 43
$ (670) ^
$ 73
Morgan Stanley & Co
Capped Options 13 (5) 8
Purchased Interest Rate Swaptions 2,592 — 2,592
Written Interest Rate Swaptions — (909) (909)
$ 2, 605 $ (9 14 ) $ 1,6 91
$ (1,549) ^
$ 1 42
Royal Bank of Scotland
Foreign Currency Contracts 26 — 26
$ 26 $ — $ 26 $ — $ 26
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 2 (23) (21)
$ 2 $ (23) $ (21) $ — $ (21)
UBS AG
Foreign Currency Contracts 15 3 (14 9 ) 4
$ 15 3 $ (14 9 ) $ 4 $ — $ 4
Total OTC $ 10 , 006 $ (15, 842 ) $ (5,8 36 ) $ — $ (5,836)
* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statement of assets and liabilities.
^ The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.
^^ The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
121
As of October 31, 2019, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of October 31, 2019, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statements of assets and liabilities. The fund holds the “floating rate notes issued” in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balances of the floating rate notes issued as of October 31, 2019 were $6,554,000 and $14,823,000 for California Municipal Fund and Tax-Exempt
Bond Fund, respectively. The average outstanding balances for the liability during the period ended October 31, 2019 were $6,927,000 and
$14,593,000 at weighted average annual interest rates of 2.18% and 2.26% for California Municipal Fund and Tax-Exempt Bond Fund,
respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits
with Counterparty
Core Plus Bond Fund $ — $ 663 $ 663
Finisterre Unconstrained Emerging Markets
Bond Fund 972 7,450 8,422
Global Diversified Income Fund 387 9,009 9,396
Government & High Quality Bond Fund 1,063 — 1,063
High Income Fund 9,096 — 9,096
High Yield Fund 4,010 — 4,010
Inflation Protection Fund 6,234 — 6,234
LargeCap Growth Fund I 3,081 — 3,081
LargeCap S&P 500 Index Fund 901 — 901
MidCap Value Fund I 678 — 678
SmallCap Value Fund II 104 — 104
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Total
Deposits from
Counterparty
Core Plus Bond Fund $ 570 $ 90 $ 660
Global Diversified Income Fund 710 — 710
Inflation Protection Fund 2,291 — 2,219
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
122
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted.
Pursuant to the contracts, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on "to-be-announced" ("TBA") securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the year, Global Diversified Income Fund and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted)
that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
123
the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-
registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of  October 31, 2019 , the Funds had securities on loan as follows (amounts in thousands):
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Market Value Collateral Value
Core Plus Bond Fund $ 4,451 $ 4,642
Diversified International Fund 115,005 122,029
Equity Income Fund 13,326 13,692
Global Real Estate Securities Fund 10,116 10,811
Government & High Quality Bond Fund 17,444 17,871
High Yield Fund 27,988 29,454
Income Fund 5,152 5,493
International Emerging Markets Fund 21 22
International Fund I 525 549
LargeCap Growth Fund I 27,785 28,736
LargeCap S&P 500 Index Fund 164 172
MidCap Fund 106,348 113,274
MidCap Value Fund I 2,094 2,163
Principal Capital Appreciation Fund — —
Short-Term Income Fund 7,810 7,942
SmallCap Fund 24,678 25,994
SmallCap Value Fund II 10,790 11,256
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
124
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities as applicable.
As of October 31, 2019, there were no outstanding commitments.
Short Sales. Global Diversified Income Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund,
High Income Fund, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the last traded price from the preliminary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
125
or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2019 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
126
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and each of the Underlying Funds.  The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
As of October 31, 2019, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Underlying Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Fund
Total Percentage of
Outstanding Shares Owned Fund
Total Percentage of
Outstanding Shares Owned
Core Plus Bond Fund 61.21% Inflation Protection Fund 43.86%
Diversified International Fund 32.38 LargeCap Growth Fund I 19.31
Equity Income Fund 32.17 LargeCap S&P 500 Index Fund 49.60
Global Diversified Income Fund 2.52 MidCap Fund 3.52
Global Real Estate Securities Fund 15.62 MidCap Value Fund I 32.09
Government & High Quality Bond Fund 55.59 Real Estate Securities Fund 4.63
High Income Fund 29.08 Short-Term Income Fund 37.81
High Yield Fund 8.42 SmallCap Value Fund II 34.84
Income Fund 62.39
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
127
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives October 31, 2019 Liability Derivatives October 31, 2019
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Fund
Foreign exchange contracts Receivables
$ 1,190
Payables
$ 758
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 343
*
Payables, Total distributable earnings (accumulated loss)
$ 142
*
Total
$ 1,533 $ 900
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts
Receivables, Total distributable earnings (accumulated
loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 418
Foreign exchange contracts Receivables
$ 637
Payables
$ 85
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 705
*
Payables, Total distributable earnings (accumulated loss)
$ 8
*
Total
$ 1,342 $ 511
Global Diversified Income Fund
Foreign exchange contracts Receivables
$ 1,703
Payables
$ 1,399
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 2,668
Payables, Total distributable earnings (accumulated loss)
$ 100
*
Total
$ 4,371
$ 1,499
*
Government & High Quality Bond Fund
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 1,519
*
Payables, Total distributable earnings (accumulated loss)
$ —
High Income Fund
Credit contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 220
*
Payables, Total distributable earnings (accumulated loss)
$ —
High Yield Fund
Credit contracts
Receivables, Total distributable earnings (accumulated
loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 247
*
Inflation Protection Fund
Foreign exchange contracts Receivables
$ 1,253
Payables
$ 2,813
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 23,443
*
Payables, Total distributable earnings (accumulated loss)
$ 29,215
*
Total
$ 24,696 $ 32,028
LargeCap Growth Fund I
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 125
*
LargeCap S&P 500 Index Fund
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 366
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap Value Fund I
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 502
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap Value Fund II
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 33
*
Payables, Total distributable earnings (accumulated loss)
$ —
*
Includes cumulative unrealized appreciation/depreciation of exchange cleared swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (8,383) $ (1,655)
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ 1,782 $ (309)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
128
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 5,079 $ 627
Total $ (1,522) $ (1,337)
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (238) $ 69
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts /Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ (118) $ 446
Interest rate contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 253 $ 706
Total $ (103) $ 1,221
Global Diversified Income Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 994 $ (109)
Equity contracts
Net realized gain (loss) from Investment
transactions and Options and swaptions/Net
change in unrealized appreciation/(depreciation)
of Investments and Options and swaptions
$ 5,504 $ (2,994)
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts and Swap agreements/Net change in
unrealized appreciation/(depreciation) of Foreign
currency contracts and Swap agreements
$ 843 $ 1,849
Interest rate contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 281 $ 2,354
Total $ 7,622 $ 1,100
Government & High Quality Bond Fund
Interest rate contracts
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ — $ 1,519
High Income Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 3,760 $ 843
High Yield Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 426 $ (247)
Inflation Protection Fund
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts/Net change in unrealized appreciation/
(depreciation) of Investments and Foreign
currency contracts
$ 4,757 $ (2,689)
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (26,563) $ 1,540
Total $ (21,806) $ (1,149)
LargeCap Growth Fund I
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 2,002 $ 572
LargeCap S&P 500 Index Fund
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 13,768 $ 4,319
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
129
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Finisterre Unconstrained Emerging
Markets Bond Fund, Global Diversified Income Fund and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended
October 31, 2019 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
MidCap Value Fund I
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (1,266) $ 835
SmallCap Value Fund II
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (107) $ 535
Contract Type Derivative Type Average Notional
Core Plus Bond Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 48,699
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 35,685
Foreign Currency Contracts - Contracts to Deliver 54,732
Interest Rate Contracts Futures - Long 71,716
Futures - Short 57,487
Finisterre Unconstrained Emerging
Markets Bond Fund
Credit Contracts Credit Default Swaps - Buy Protection 18,338
Credit Default Swaps - Sell Protection 7,325
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 20,841
Foreign Currency Contracts - Contracts to Deliver 24,605
Interest Rate Contracts Futures - Short 22,213
Total Return Swaps - Receive Floating Rate 9,216
Global Diversified Income Fund
Credit Contracts Credit Default Swaps - Buy Protection 2,538
Credit Default Swaps - Sell Protection 6,700
Foreign Exchange Contracts Currency Swaps – Contracts to Accept 18,110
Currency Swaps – Contracts to Deliver 17,570
Foreign Currency Contracts - Contracts to Accept 112,493
Foreign Currency Contracts - Contracts to Deliver 114,021
Interest Rate Contacts Exchange Cleared Interest Rate Swaps – Pay Floating Rate 27,098
Futures - Short 26,059
Total Return Swaps – Receive Floating Rate 49,417
Government & High Quality Bond Fund
Interest Rate Contracts Futures - Short 45,966
High Income Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 78,198
High Yield Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 49,750
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Deliver 3
Inflation Protection Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 163,142
Foreign Currency Contracts - Contracts to Deliver 305,846
Purchased Options 8,460
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 850,133
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 946,722
Futures - Long 337,102
Futures - Short 250,308
Purchased Capped Options 109,860
Purchased Interest Rate Swaptions 434,896
Purchased Options 2,821
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
130
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss
Contract Type Derivative Type Average Notional
Inflation Protection Fund (continued)
Interest Rate Contracts (continued)
Written Capped Options $ 117,000
Written Interest Rate Swaptions 2,134,901
Written Options 2,173
LargeCap Growth Fund I
Equity Contracts Futures - Long 52,178
LargeCap S&P 500 Index Fund
Equity Contracts Futures - Long 72,581
MidCap Value Fund I
Equity Contracts Futures - Long 14,930
SmallCap Value Fund II
Equity Contracts Futures - Long 3,626
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
131
severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2019 in valuing the Funds' securities carried at value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 11,658 $ — $ — $ 11,658
Municipal Bonds* — 606,051 — 606,051
Total investments in securities $ 11,658 $ 606,051 $ — $ 617,709
Core Plus Bond Fund
Bonds* — 744,879 501 745,380
Common Stocks
Consumer, Cyclical — — 139 139
Energy 193 — — 193
Investment Companies 65,847 — — 65,847
Preferred Stocks
Consumer, Cyclical — — 102 102
Consumer, Non-cyclical — — 49 49
Government — 3,780 — 3,780
Senior Floating Rate Interests* — 9,797 — 9,797
U.S. Government & Government Agency Obligations* — 682,376 — 682,376
Total investments in securities $ 66,040 $ 1,440,832 $ 791 $ 1,507,663
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,190 — 1,190
Interest Rate Contracts
Futures** 343 — — 343
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (758) — (758)
Interest Rate Contracts
Futures** (142) — — (142)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
132
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Fund
Common Stocks
Basic Materials $ 109,523 $ 299,602 $ — $ 409,125
Communications 230,711 733,823 — 964,534
Consumer, Cyclical 210,191 1,863,898 — 2,074,089
Consumer, Non-cyclical 75,617 1,830,592 — 1,906,209
Energy 309,677 511,113 — 820,790
Financial 728,561 2,426,071 — 3,154,632
Industrial 201,059 834,630 — 1,035,689
Technology 112,771 1,047,837 — 1,160,608
Utilities — 333,141 — 333,141
Investment Companies 170,551 — — 170,551
Preferred Stocks 51,068 — — 51,068
Total investments in securities $ 2,199,729 $ 9,880,707 $ — $ 12,080,436
Equity Income Fund
Common Stocks* 7,647,334 — — 7,647,334
Investment Companies 195,567 — — 195,567
Total investments in securities $ 7,842,901 $ — $ — $ 7,842,901
Finisterre Unconstrained Emerging Markets Bond Fund
Bonds* — 182,867 — 182,867
Convertible Bonds* — 2,07 2 — 2,07 2
Investment Companies 1,647 14,023 — 15,670
U.S. Government & Government Agency Obligations* — 29,469 — 29,469
Total investments in securities $ 1,647 $ 228,43 1 $ — $ 230,07 8
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 637 — 637
Interest Rate Contracts
Futures** 163 — — 163
Total Return Swaps — 542 — 542
Liabilities
Credit Contracts
Credit Default Swaps — (418) — (418)
Foreign Exchange Contracts
Foreign Currency Contracts — (85) — (85)
Interest Rate Contracts
Futures** (8) — — (8)
Global Diversified Income Fund
Bonds* — 5,32 0 , 686 107,775 5, 428,461
Common Stocks
Basic Materials 26,473 48,183 27,293 101,949
Communications 109,390 16,296 — 125,686
Consumer, Cyclical 47,789 66,706 4 114,499
Consumer, Non-cyclical 14,728 47,456 9,649 71,833
Diversified — 3,982 — 3,982
Energy 104,457 28,518 191 133,166
Financial 280,203 190,261 — 470,464
Industrial 31,241 49,643 — 80,884
Technology 21,948 11,497 — 33,445
Utilities 280,423 9,423 — 289,846
Convertible Bonds* — 348 — 348
Convertible Preferred Stocks
Financial 2,536 — — 2,536
Investment Companies 230,769 — — 230,769
Preferred Stocks
Communications 1,718 2,154 — 3,872
Consumer, Non-cyclical — 1,968 — 1,968
Financial 33,160 11,517 — 44,677
Government — 11,122 — 11,122
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
133
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Diversified Income Fund
Utilities $ 20,740 $ — $ — $ 20,740
Senior Floating Rate Interests* — 427,460 35,086 462,546
U.S. Government & Government Agency Obligations* — 2, 500 — 2,500
Total investments in securities $ 1,205,575 $ 6, 249 , 720 $ 179,998 $ 7,63 5,293
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,703 — 1,703
Interest Rate Contracts
Total Return Swaps — 2, 668 — 2, 668
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (1,399) — (1,399)
Interest Rate Contracts
Futures** (100) — — (100)
Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical 36,979 48,211 — 85,190
Financial 1,902,83 7 1,394,802 — 3,297,63 9
Industrial — 3,464 — 3,464
Technology 58,352 — — 58,352
Investment Companies 10,814 — — 10,814
Total investments in securities $ 2,008,98 2 $ 1,446,477 $ — $ 3,455,45 9
Government & High Quality Bond Fund
Bonds* — 472,918 — 472,918
Investment Companies 68,721 — — 68,721
U.S. Government & Government Agency Obligations* — 1,133,314 — 1,133,314
Total investments in securities $ 68,721 $ 1,606,232 $ — $ 1,674,953
Assets
Interest Rate Contracts
Futures** 1,519 — — 1,519
High Income Fund
Bonds* — 2,519,572 17,449 2,537,021
Common Stocks
Communications — — — —
Consumer, Cyclical 3 — — 3
Consumer, Non-cyclical — — 2,542 2,542
Energy — 26 — 26
Utilities — — — —
Investment Companies 150,593 — — 150,593
Preferred Stocks — — — —
Senior Floating Rate Interests* — 389,363 — 389,363
Total investments in securities $ 150,596 $ 2,908,961 $ 19,991 $ 3,079,548
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 220 — 220
High Yield Fund
Bonds* — 2,439,133 — 2,439,133
Common Stocks
Consumer, Cyclical — — 2,422 2,422
Energy 2,735 — — 2,735
Convertible Bonds* — — — —
Investment Companies 211,423 — — 211,423
Preferred Stocks
Consumer, Cyclical — — 1,783 1,783
Consumer, Non-cyclical — — 608 608
Senior Floating Rate Interests* — 248,889 — 248,889
U.S. Government & Government Agency Obligations* — 74,713 — 74,713
Total investments in securities $ 214,158 $ 2,762,735 $ 4,813 $ 2,981,706
Liabilities
Credit Contracts
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
134
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
High Yield Fund
Exchange Cleared Credit Default Swaps** $ — $ (247) $ — $ (247)
Income Fund
Bonds* — 3,674,311 — 3,674,311
Common Stocks
Financial — — 1 1
Industrial — — 28,997 28,997
Investment Companies 1,069,601 — — 1,069,601
Senior Floating Rate Interests* — 20,688 — 20,688
U.S. Government & Government Agency Obligations* — 2,333,111 — 2,333,111
Total investments in securities $ 1,069,601 $ 6,028,110 $ 28,998 $ 7,126,709
Inflation Protection Fund
Bonds* — 133,611 — 133,611
Investment Companies 38,171 — — 38,171
U.S. Government & Government Agency Obligations* — 1,573,097 — 1,573,097
Purchased Interest Rate Swaptions — 8,687 — 8,687
Purchased Capped Options — 66 — 66
Purchased Options 839 — — 839
Total investments in securities $ 39,010 $ 1,715,461 $ — $ 1,754,471
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,253 — 1,253
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 11,780 — 11,780
Futures** 2,071 — — 2,071
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (2,813) — (2,813)
Interest Rate Contracts
Capped Options — (43) — (43)
Exchange Cleared Interest Rate Swaps** — (14,201) — (14,201)
Futures** (1,303) — — (1,303)
Interest Rate Swaptions — (12,986) — (12,986)
Written Options (682) — — (682)
International Emerging Markets Fund
Common Stocks
Basic Materials 5,662 5,292 — 10,954
Communications 26,328 35,944 — 62,272
Consumer, Cyclical 12,275 17,624 — 29,899
Consumer, Non-cyclical 3,023 19,285 — 22,308
Energy 3,956 26,068 — 30,024
Financial 17,173 62,795 — 79,968
Industrial — 20,449 — 20,449
Technology 4,102 44,869 — 48,971
Utilities — 6,028 — 6,028
Investment Companies 1,971 — — 1,971
Preferred Stocks 6,936 — — 6,936
Total investments in securities $ 81,426 $ 238,354 $ — $ 319,780
International Fund I
Common Stocks
Basic Materials 4,963 23,088 — 28,051
Communications 15,088 11,033 — 26,121
Consumer, Cyclical 6,081 42,325 — 48,406
Consumer, Non-cyclical 5,737 39,559 — 45,296
Energy 1,965 7,612 — 9,577
Financial 16,720 63,456 — 80,176
Industrial 3,974 40,499 — 44,473
Technology 18,516 36,822 — 55,338
Utilities — 9,720 — 9,720
Investment Companies 4,547 — — 4,547
Total investments in securities $ 77,591 $ 274,114 $ — $ 351,705
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
135
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Growth Fund I
Common Stocks* $ 9,688,9 59 $ — $ — $ 9,688,9 59
Convertible Preferred Stocks
Communications — — 18,034 18,034
Investment Companies 123,175 — — 123,175
Preferred Stocks
Communications — 3,026 — 3,026
Technology — 5,295 5,286 10,581
Total investments in securities $ 9,812,13 4 $ 8,321 $ 23,320 $ 9,843,77 5
Liabilities
Equity Contracts
Futures** (125) — — (125)
LargeCap S&P 500 Index Fund
Common Stocks* 5,978,560 — — 5,978,560
Investment Companies 46,462 — — 46,462
Total investments in securities $ 6,025,022 $ — $ — $ 6,025,022
Assets
Equity Contracts
Futures** 366 — — $ 366
MidCap Fund
Common Stocks* 17,373,856 — — 17,373,856
Investment Companies 113,277 — — 113,277
Total investments in securities $ 17,487,133 $ — $ — $ 17,487,133
MidCap Value Fund I
Common Stocks* 2,428,706 — — 2,428,706
Investment Companies 89,852 — — 89,852
Total investments in securities $ 2,518,558 $ — $ — $ 2,518,558
Assets
Equity Contracts
Futures** 502 — — 502
Money Market Fund
Bonds* — 43,029 — 43,029
Commercial Paper* — 408,680 — 408,680
Investment Companies 21,060 — — 21,060
Municipal Bonds* — 15,310 — 15,310
Repurchase Agreements* — 32,000 — 32,000
Total investments in securities $ 21,060 $ 499,019 $ — $ 520,079
Principal Capital Appreciation Fund
Common Stocks* 1,739,222 — — 1,739,222
Investment Companies 48,465 — — 48,465
Total investments in securities $ 1,787,687 $ — $ — $ 1,787,687
Real Estate Securities Fund
Common Stocks* 5,075,496 — — 5,075,496
Investment Companies 98,955 — — 98,955
Total investments in securities $ 5,174,45 1 $ — $ — $ 5,174,45 1
Short-Term Income Fund
Bonds* — 4,903,803 9,310 4,913,113
Investment Companies 42,183 — — 42,183
U.S. Government & Government Agency Obligations* — 341,095 — 341,095
Total investments in securities $ 42,183 $ 5,244,898 $ 9,310 $ 5,296,391
SmallCap Fund
Common Stocks* 652,014 — — 652,014
Investment Companies 44,310 — — 44,310
Total investments in securities $ 696,324 $ — $ — $ 696,324
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
136
*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Value Fund II
Common Stocks
Basic Materials $ 27,082 $ 3 $ — $ 27,085
Communications 39,966 — 1 39,967
Consumer, Cyclical 116,163 — — 116,163
Consumer, Non-cyclical 106,229 — — 106,229
Energy 51,649 — — 51,649
Financial 354,812 13 — 354,825
Industrial 142,491 — — 142,491
Technology 84,618 — — 84,618
Utilities 45,301 — — 45,301
Investment Companies 60,723 — — 60,723
Preferred Stocks 11 — — 11
Total investments in securities $ 1,029,045 $ 16 $ 1 $ 1,029,062
Assets
Equity Contracts
Futures** 33 — — 33
Tax-Exempt Bond Fund
Investment Companies 8,955 — — 8,955
Municipal Bonds* — 552,401 — 552,401
Total investments in securities $ 8,955 $ 552,401 $ — $ 561,356
Fund Asset Type
Fair Value as of
October 31, 2019 Valuation Technique Unobservable Input Input Valuations
Global Diversified Income Fund Bonds $ 103,375 Yield Analysis Yield to Maturity 8.5 – 12.3%
Bonds 4,400 Indicative Market Quotations Broker Quote $ 88.00
Common Stocks 36,942 Enterprise Valuation Model EBITDA Multiples 5.5 – 7.75x
Discounted Cash Flow Discount Rate 11.1 – 17.1%
Common Stocks 191 Liquidation Analysis Available Cash $ 10,200,000
Common Stocks 4 Indicative Market Quotations Broker Quote $ 0.05
Senior Floating Rate
Interests
35,086 Yield Analysis Yield to Maturity 10.2%
$ 179,998
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
137
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the year, there were no other Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
Fund
Fair Value
October
31, 2018
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level
3*
Transfers Out of
Level 3**
Fair Value
October 31,
2019
Net Change in
Unrealized Appreciation/
(Depreciation) on
Investments Held at
October 31, 2019
Global Diversified Income Fund
Bonds $ 111,011 $ (18) $ 161 $ 4,463 $ (7,842) $ — $ — $ 107,775 $ 301
Common Stock
Basic Materials 46,459 11,567 (17,155) — (13,578) — — 27,293 (15,172)
Consumer,
sss Cyclical 68 — (64) — — — — 4 (64)
Consumer,
sss Non-Cyclical — — 3,260 6,389 — — — 9,649 3,260
Energy 189 — 2 — — — — 191 2
Credit Linked
Structured Notes 2,764 (1,376) 1,350 — (2,738) — — — —
Senior Floating
Rate Interests 35,440 — (354) — — — — 35,086 (354)
Total
$ 195,931 $ 10,173 $ (12,800) $ 10,852 $ (24,158) $ — $ — $ 179,998 $ (12,027)
Net Assets of Fund
Net assets of Fund (in
billions)
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion First $1 Over $1
Finisterre Unconstrained
Emerging Markets Bond Fund
(Effective April 1, 2019) .75% .74% .73% .72%
California Municipal
Fund
.45% .40%
Finisterre Unconstrained
Emerging Markets Bond Fund
(Prior to April 1, 2019) 1.02 1.00 .98 .97
SmallCap Fund .75 .73 .71 .70
Tax-Exempt Bond Fund .45 .43 .41 .40
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
138
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc.
(the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund
.55% .53% .51% .50% .48% .45%
Global Diversified Income Fund
.80 .78 .76 .75 .73 .70
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
High Income Fund
.65 .63 .61 .60 .59 .58
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Emerging Markets Fund
1.20 1.18 1.16 1.15 1.14 1.13
International Fund I
.90 .88 .86 .85 .84 .83
LargeCap Growth Fund I
.66 .64 .62 .61 .60 .59
MidCap Value Fund I (Effective April 12, 2019)
.68 .66 .64 .63 .62 .61
MidCap Value Fund I (Prior to April 12, 2019)
1.00 .98 .96 .95 .94 .93
Money Market Fund
.40 .39 .38 .37 .36 .35
Real Estate Securities Fund
.85 .83 .81 .80 .79 .78
SmallCap Value Fund II
1.00 .98 .96 .95 .94 .93
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Next $7
billion
Over $10
billion
Diversified International Fund
.90% .88% .86% .85% .83% .80% .79%
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Next $9.5
billion
Next $2.5
billion
Over $15
billion
MidCap Fund (Effective January 1, 2019)
.65% .63% .61% .60% .59% .58% .57% .56%
MidCap Fund (Prior to January 1, 2019)
.65% .63% .61% .60% .59% .58% .57% .57%
Net Assets of Fund (in millions) Net Assets of Fund (in billions)
First $250 Over $250 First $2 Next $1 Over $3
High Yield Fund
.625% .50% Income Fund .50% .44% .43%
Net Assets of Fund (in millions) Net Assets of Fund
First
$200
Next
$300
Over
$500
First
$500 million
Next
$500 million
Over
$1 billion
Short-Term Income Fund
.50% .45% .40% Principal Capital Appreciation Fund .625% .50% .375%
Net Assets of Fund (in billions) Net Assets of Fund (in millions)
First $2 Over $2 First $250 Next $250 Over $500
Government & High Quality Bond Fund
.50% .45% Equity Income Fund .60% .55% .50%
All Net Assets
LargeCap S&P 500 Index Fund .15%
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
139
result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statement of assets and liabilities. The operating expense limits are as follows:
* Prior to January 1, 2019, the contractual expense limit was 2.08%.
** Prior to January 1, 2019, the contractual expense limit was 1.47% and 1.12% for Class A and Institutional shares, respectively. From January 1, 2019 through March 31,
2019, the contractual expense limit was 1.34% and .99% for Class A and Institutional shares, respectively.
*** Prior to January 1, 2019, the contractual expense limit was .75%.
^ Contractual expense limit expired February 28, 2019.
^^ Prior to January 1, 2019, the contractual expense limit was 1.61%, 2.66%, 1.52%, and 1.29% for Class A, Class C, Class J, and Institutional shares, respectively.
^^^ Prior to January 1, 2019, the contractual expense limit was 1.45% and 1.00% for Class A and Institutional shares, respectively.
#Contractual expense limit effective April 12, 2019.
##Prior to May 7, 2019, there was no contractual limit.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
Period from November 1, 2018 through October 31, 2019
Class A Class C Class J Institutional Expiration
California Municipal Fund N/A N/A N/A .51% February 29, 2020
Core Plus Bond Fund .88% N/A N/A N/A February 29, 2020
Diversified International Fund N/A 1.98%* N/A .85 February 29, 2020
Equity Income Fund N/A N/A N/A .52 February 29, 2020
Finisterre Unconstrained Emerging Markets
Bond Fund 1.20** N/A N/A .85** February 28, 2021
Global Diversified Income Fund N/A N/A N/A .68*** February 29, 2020
Global Real Estate Securities Fund N/A 2.20^ N/A .94 February 29, 2020
Government & High Quality Bond Fund .88^ 1.63 N/A .53 February 29, 2020
High Income Fund 1.05 N/A N/A N/A February 29, 2020
High Yield Fund N/A N/A N/A .61 February 29, 2020
Income Fund N/A N/A N/A .58 February 29, 2020
Inflation Protection Fund .90 N/A 1.15## N/A February 29, 2020
International Emerging Markets Fund 1.55^^ 2.51^^ 1.37^^ 1.20^^ February 29, 2020
International Fund I
1.30^^^ N/A
N/A
.90^^^
February 29, 2020
LargeCap Growth Fund I
N/A N/A
N/A
.69
February 29, 2020
LargeCap S&P 500 Index Fund
N/A 1.30
N/A
N/A
February 29, 2020
MidCap Fund
N/A N/A
N/A
.70
February 29, 2020
MidCap Value Fund I
N/A N/A
N/A
.72#
February 28, 2021
Money Market Fund
.50 N/A
.65
N/A
February 29, 2020
Principal Capital Appreciation Fund
N/A N/A
N/A
.47
February 29, 2020
Real Estate Securities Fund
N/A
N/A N/A
.91
February 29, 2020
Short-Term Income Fund N/A
N/A
N/A
.43
February 29, 2020
SmallCap Fund N/A
2.08^
N/A
.85
February 29, 2020
SmallCap Value Fund II
1.45 N/A N/A .99
February 29, 2020
Tax-Exempt Bond Fund
N/A 1.60 N/A .52
February 29, 2020
Period from November 1, 2018 through October 31, 2019
R-1 R-2 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29% 1.16% .98% .79% .67% February 29, 2020
Short-Term Income Fund 1.30 1.18 .99 .79 .68 February 29, 2020
Period from November 1, 2018 through October 31, 2019
R-6 Expiration
Diversified International Fund .04%* February 29, 2020
Global Diversified Income Fund .02 February 29, 2020
Global Real Estate Securities Fund .02 February 29, 2020
High Yield Fund .02 February 29, 2020
Income Fund .01 February 29, 2020
International Emerging Markets Fund .04^ February 29, 2020
International Fund I .04^ February 29, 2020
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
140
* Period from March 1, 2019 (share class inception date) through October 31, 2019.
^ Prior to March 1, 2019, the expense limit was .02%.
In addition, the Manager has contractually agreed to limit certain of the Funds' management and investment advisory fees. The expense limit will reduce the Funds' management and investment advisory fees. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The limits are as follows:
^ Prior to January 1, 2019, there was no contractual expense reduction.
^^Prior to January 1, 2019, the contractual expense reduction was .010%.
#Prior to April 12, 2019, the contractual expense reduction was .120%.
## Prior to July 1, 2019, there was no contractual expense reduction.
The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a minimum yield. The voluntary expense limit may be terminated at any time.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4
classes of shares, respectively, except the following classes of shares:
^ Prior to March 1, 2019, the Distributor had voluntarily agreed to limit the distribution fees. The limit maintained the level of distribution fees not to exceed .15%.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed
.12% for Class J shares. The voluntary expense limit may be terminated at any time.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 29, 2020.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statements of operations.
Period from November 1, 2018 through October 31, 2019
R-6 Expiration
LargeCap Growth Fund I .02 February 29, 2020
MidCap Fund .02 February 29, 2020
MidCap Value Fund I .02* February 28, 2021
Real Estate Securities Fund .02 February 29, 2020
SmallCap Fund .02 February 29, 2020
SmallCap Value Fund II .02 February 29, 2020
Expiration
Core Plus Bond Fund .060%
February 29, 2020
Diversified International Fund .100^
February 29, 2020
Finisterre Unconstrained Emerging
Markets Bond Fund .130^ March 31, 2019
Global Diversified Income Fund .080^^
February 29, 2020
High Income Fund .015##
February 28, 2022
International Emerging Markets Fund .150^
February 29, 2020
International Fund I .150^
February 29, 2020
LargeCap Growth Fund I .016
February 29, 2020
MidCap Value Fund I .020#
February 28, 2021
SmallCap Value Fund II .040
February 29, 2020
Government & High Quality Bond Fund Class A .15%^
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
141
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class
C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class
J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25%
for Government & High Quality Bond Fund, Income Fund and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus
Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, High Income Fund, High Yield Fund,
Inflation Protection Fund, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the period ended October 31, 2019, were as follows
(amounts in thousands):
Effective January 22, 2019, Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Affiliated Ownership. At October 31, 2019, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc., collective investment trusts sponsored by Principal Global Investors Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows
(amounts in thousands):
Class A Class C Class J
California Municipal Fund $ 37 $ 4 $ N/A
Core Plus Bond Fund 37 — 1
Diversified International Fund 88 1 2
Equity Income Fund 340 7 N/A
Finisterre Unconstrained Emerging Markets Bond Fund — N/A N/A
Global Diversified Income Fund 254 63 N/A
Global Real Estate Securities Fund 38 3 N/A
Government & High Quality Bond Fund 62 2 —
High Income Fund 9 N/A N/A
High Yield Fund 75 7 N/A
Income Fund 60 3 4
Inflation Protection Fund 3 N/A —
International Emerging Markets Fund 61 1 1
International Fund I 41 N/A N/A
LargeCap Growth Fund I 84 N/A 9
LargeCap S&P 500 Index Fund 251 4 17
MidCap Fund 209 2 1
MidCap Value Fund I 32 N/A —
Money Market Fund 3 N/A 47
Principal Capital Appreciation Fund 192 1 N/A
Real Estate Securities Fund 129 3 3
Short-Term Income Fund 176 5 4
SmallCap Fund 134 3 1
SmallCap Value Fund II 13 N/A —
Tax-Exempt Bond Fund 58 1 N/A
Class A Institutional R-4 R-6
Core Plus Bond Fund – 622 – N/A
Diversified International Fund – 248 – 584,292
Equity Income Fund – 65,933 – N/A
Finisterre Unconstrained Emerging Markets
Bond Fund 11 8,946 N/A N/A
Global Diversified Income Fund – 50 N/A 1,076
Global Real Estate Securities Fund – 578 1 4,925
Government & High Quality Bond Fund – – – N/A
High Income Fund – 205,372 N/A N/A
High Yield Fund – 454 N/A 10,396
Income Fund – 87 – 137,873
Inflation Protection Fund – 95,251 – N/A
International Emerging Markets Fund – 30 – —
International Fund I – – – 14,321
LargeCap Growth Fund I – – – 258,089
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
142
Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $6,000 of brokerage commission was paid to SAMI
Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the
Principal Financial Group during the period ended October 31, 2019 .
6. Capital Share Transactions
The following table reflects the conversion of Class C shares into Class A shares (reflected in the statements of changes in net assets as Class
C shares and dollars redeemed and Class A shares and dollars sold) for the year ended October 31, 2019 (amounts in thousands).
7. Investment Transactions
For the year ended October 31, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, in-kind transactions and U.S. government securities) by the Funds were as follows (amounts in thousands):
In addition, Global Diversified Income Fund had $24,733,000 of covers on securities sold short and $24,240,000 of securities sold short.
Income Fund had $158,322,000 of in-kind purchases from Principal Variable Contracts Funds, Inc. Income Account. LargeCap Growth
Fund I and MidCap Value Fund I had $431,747,000 and $530,991,000, respectively, of in-kind purchases from an affiliate of the Manager.
Class A Institutional R-4 R-6
LargeCap S&P 500 Index Fund – 4,070 – N/A
MidCap Fund – 405 – —
MidCap Value Fund I – – – 74,629
Principal Capital Appreciation Fund – 10,278 – N/A
Real Estate Securities Fund – 202 – 33,796
Short-Term Income Fund – 130,834 – N/A
SmallCap Fund – 105 – 354
SmallCap Value Fund II – – – 40,468
Shares Dollars
Core Plus Bond Fund 624 $6,532
Inflation Protection Fund 382 2,899
Purchases Sales
California Municipal Fund $ 374,372 $ 196,825
Core Plus Bond Fund 2,950,590 4,851,232
Diversified International Fund 6,161,308 5,678,321
Equity Income Fund 1,528,338 1,675,841
Finisterre Unconstrained Emerging Markets
Bond Fund 510,033 344,463
Global Diversified Income Fund 6,388,272 7,311,146
Global Real Estate Securities Fund 1,432,042 1,623,380
Government & High Quality Bond Fund 357,408 270,152
High Income Fund 1,844,550 2,502,175
High Yield Fund 1,308,601 1,532,713
Income Fund 2,628,794 415,935
Inflation Protection Fund 58,478 78,488
International Emerging Markets Fund 840,955 1,278,024
International Fund I 248,919 317,025
LargeCap Growth Fund I 2,408,893 3,146,750
LargeCap S&P 500 Index Fund 182,388 222,355
MidCap Fund 2,133,142 3,410,981
MidCap Value Fund I 1,037,992 1,157,151
Principal Capital Appreciation Fund 608,287 841,436
Real Estate Securities Fund 1,342,157 858,348
Short-Term Income Fund 2,527,491 2,394,271
SmallCap Fund 255,296 273,011
SmallCap Value Fund II 766,828 863,531
Tax-Exempt Bond Fund 4 39 ,746 28 6 , 302
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
143
Ordinary Income
Tax-Exempt Income *
Long-Term
Capital Gain ^
Return of Capital
Section 1250 Gain **
2019
2018
2019
2018
2019
2018
2019
2018
2019
2018
California Municipal Fund
$ —
$ 21
$ 12,644
$ 13,069
$ —
$ —
$ —
$ —
$ —
$ —
Core Plus Bond Fund
99,460
111,339
—
—
—
—
—
—
—
—
Diversified International Fund
200,201
217,968
—
—
500,544
—
—
—
—
—
Equity Income Fund
208,810
160,121
—
—
272,242
301,685
—
—
—
—
Finisterre Unconstrained Emerging
Markets Bond Fund
4,681
1,470
—
—
—
89
—
—
—
—
Global Diversified Income Fund
376,884
501,972
—
—
—
—
—
20,943
—
—
Global Real Estate Securities Fund
131,550
81,910
—
—
20,997
38,451
—
—
—
—
Government & High Quality Bond Fund
40,696
42,502
—
—
—
—
—
—
—
—
High Income Fund
222,304
79,675
—
—
—
—
—
—
—
—
High Yield Fund
166,734
189,083
—
—
—
—
—
—
—
—
Income Fund
108,747
105,983
—
—
—
—
—
—
—
—
Inflation Protection Fund
67,442
31,991
—
—
—
—
—
—
—
—
International Emerging Markets Fund
7,818
11,083
—
—
16,036
—
—
—
—
—
International Fund I
8,609
4,941
—
—
16,666
—
—
—
—
—
LargeCap Growth Fund I
42,164
46,194
—
—
874,774
699,763
—
—
—
—
LargeCap S&P 500 Index Fund
101,828
95,324
—
—
250,719
282,535
—
—
—
—
MidCap Fund
30,995
6,793
—
—
1,454,724
509,595
—
—
—
—
MidCap Value Fund I
21,033
41,882
—
—
78,862
27,312
—
—
—
—
Money Market Fund
9,721
6,317
—
—
—
—
—
—
—
—
Principal Capital Appreciation Fund
48,045
26,468
—
—
499,595
139,907
—
—
—
—
Real Estate Securities Fund
79,813
83,554
—
—
72,330
61,791
—
—
9,852
5,952
Short-Term Income Fund
118,525
95,412
—
—
—
—
—
—
—
—
SmallCap Fund
20,127
8,544
—
—
63,611
43,013
—
—
—
—
SmallCap Value Fund II
29,939
34,197
—
—
135,930
85,444
—
—
—
—
Tax-Exempt Bond Fund
9
16
13,828
12,869
—
—
—
—
—
—
For the year ended October 31, 2019, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2019 and October 31,
2018 were as follows (amounts in thousands):
* The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Purchases Sales
Core Plus Bond Fund $ 1,329,762 $ 1,540,451
Global Diversified Income Fund 87,433 135,637
Government & High Quality Bond Fund 16,628 69,877
High Yield Fund 74,138 –
Income Fund 844,453 252,587
Inflation Protection Fund 1,057,728 1,016,402
Short-Term Income Fund 327,375 115,843
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
144
Distributable Earnings. As of October 31, 2019, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2019, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of
2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 273 $ — $ (6,930) $ 28,893 $ — $ 22,236
Core Plus Bond Fund 3,185 — — — 52,412 (138) 55,459
Diversified International Fund 259,065 — — (364,216) 1,386,761 — 1,281,610
Equity Income Fund 5,982 — 221,898 — 2,962,279 — 3,190,159
Finisterre Unconstrained Emerging Markets
Bond Fund 4,969 — — — 3,883 18 8,870
Global Diversified Income Fund 10,329 — — (368,941) 74,145 (15,735) (300,202)
Global Real Estate Securities Fund 20,134 — 98,233 — 508,508 — 626,875
Government & High Quality Bond Fund 175 — — (83,719) 17,336 — (66,208)
High Income Fund 2,105 — — (114,957) (65,793) (1,737) (180,382)
High Yield Fund 4,459 — — (132,130) (99,357) (8,287) (235,315)
Income Fund 1,504 — — (28,764) 141,866 403 115,009
Inflation Protection Fund 2,290 — — (45,966) 41,345 (8,746) (11,077)
International Emerging Markets Fund 5,909 — 3,644 — 9,650 — 19,203
International Fund I 8,269 — — (13,433) 55,618 — 50,454
LargeCap Growth Fund I 18,266 — 764,187 — 3,110,135 — 3,892,588
LargeCap S&P 500 Index Fund 95,395 — 110,573 — 2,811,694 — 3,017,662
MidCap Fund 54,206 — 731,224 — 6,479,507 — 7,264,937
MidCap Value Fund I 44,463 — 73,223 — 64,567 9 182,262
Principal Capital Appreciation Fund 15,953 — 127,436 — 848,405 — 991,794
Real Estate Securities Fund — — 45,392
†
— 1,584,425 — 1,629,817
Short-Term Income Fund 1,276 — — (9,550) 66,639 — 58,365
SmallCap Fund 432 — 38,386 — 62,733 — 101,551
SmallCap Value Fund II 5,583 — — (6,803) 25,097 — 23,877
Tax-Exempt Bond Fund — 306 — (4,804) 23,071 — 18,573
* Represents book-to-tax accounting differences.
† Undistributed Long-Term Capital Gain reported includes $7,070 of undistributed Section 1250 Capital Gains.
Short-Term Long-Term Total
California Municipal Fund $ 5,280 $ 1,650 $ 6,930
Diversified International Fund 364,216 — 364,216
Global Diversified Income Fund 174,754 194,187 368,941
Government & High Quality Bond
Fund 7,414 76,305 83,719
High Income Fund 27,514 87,443 114,957
High Yield Fund 7,692 124,438 132,130
Income Fund — 28,764 28,764
Inflation Protection Fund — 45,966 45,966
International Fund I 13,433 — 13,433
Short-Term Income Fund 480 9,070 9,550
SmallCap Value Fund II 6,803 — 6,803
Tax-Exempt Bond Fund 4,170 634 4,804
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
145
For the year ended October 31, 2019, the following funds had expired and utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2019 , the Funds do not plan to defer any late year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31,
2019, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. At October 31, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Expired Utilized
California Municipal Fund $ 6,663 $ —
Core Plus Bond Fund 14,746 54,067
Finisterre Unconstrained Emerging Markets
Bond Fund — 201
Income Fund 13,420 372
Short-Term Income Fund — 17,477
Tax-Exempt Bond Fund 2,371 2,327
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
California Municipal Fund $ 6,663 $ (6,663)
Core Plus Bond Fund 14,746 (14,746)
Diversified International Fund (197) 197
Equity Income Fund (17,452) 17,452
Global Diversified Income Fund 7,661 (7,661)
Global Real Estate Securities Fund (23,022) 23,022
Income Fund 13,420 (13,420)
International Emerging Markets Fund (4,437) 4,437
LargeCap Growth Fund I (68,928) 68,928
LargeCap S&P 500 Index Fund (21,774) 21,774
MidCap Fund (115,487) 115,487
MidCap Value Fund I (15,002) 15,002
Principal Capital Appreciation Fund (24,169) 24,169
Real Estate Securities Fund (10,994) 10,994
SmallCap Fund (3,807) 3,807
SmallCap Value Fund II (23) 23
Tax-Exempt Bond Fund 2,371 (2,371)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund
*
$ 29,728 $ (841) $ 28,887 $ 582,261
Core Plus Bond Fund 69,700 (17,288) 52,412 1,455,884
Diversified International Fund 1,698,921 (312,036) 1,386,885 10,693,551
Equity Income Fund 3,100,548 (138,269) 2,962,279 4,880,622
Finisterre Unconstrained Emerging Markets Bond Fund 5,700 (1,820) 3,880 227,088
Global Diversified Income Fund 426,328 (352,272) 74,056 7,564,303
Global Real Estate Securities Fund 560,887 (52,363) 508,524 2,946,935
Government & High Quality Bond Fund 37,415 (20,080) 17,335 1,659,137
High Income Fund 75,016 (140,809) (65,793) 3,145,561
High Yield Fund 95,910 (195,482) (99,572) 3,081,031
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
146
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On September 10, 2019, the Board of Directors approved the acquisition of the assets of the Global Opportunities Fund, a series of the Fund, by the Diversified International Fund. The Proposed Merger, if approved by shareholders, is expected to occur on or about December 20, 2019. There were no other items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Income Fund $ 172,917 $ (31,051) $ 141,866 $ 6,984,843
Inflation Protection Fund 83,209 (41,901) 41,308 1,696,239
International Emerging Markets Fund 28,851 (19,175) 9,676 310,104
International Fund I 62,133 (6,513) 55,620 296,085
LargeCap Growth Fund I 3,266,621 (156,486) 3,110,135 6,733,515
LargeCap S&P 500 Index Fund 3,036,503 (224,810) 2,811,693 3,213,695
MidCap Fund 6,789,435 (309,928) 6,479,507 11,007,626
MidCap Value Fund I 203,964 (139,397) 64,567 2,454,493
Money Market Fund — — — 520,079
Principal Capital Appreciation Fund 868,207 (19,801) 848,406 939,281
Real Estate Securities Fund 1,632,558 (48,134) 1,584,424 3,590,027
Short-Term Income Fund 77,961 (11,321) 66,640 5,229,751
SmallCap Fund 133,733 (71,000) 62,733 633,591
SmallCap Value Fund II 120,516 (95,418) 25,098 1,003,997
Tax-Exempt Bond Fund
*
25,945 (2,904) 23,041 523,463
* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
8. Federal Tax Information (continued)

Schedule of Investments
California Municipal Fund
October 31, 2019
See accompanying notes.
147
INVESTMENT COMPANIES - 1.96% Shares Held Value (000's)
Exchange-Traded Funds - 1.96%
iShares California Muni Bond ETF 190,236 $ 11,658
TOTAL INVESTMENT COMPANIES $ 11,658
MUNICIPAL BONDS - 101.98%
Principal
Amount (000's) Value (000's)
California - 101.30%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,674
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,155
Alameda Corridor Transportation Authority
5.00%, 10/01/2034 8,805 10,349
5.00%, 10/01/2036 4,250 4,973
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 2,145
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,126
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,184
5.00%, 10/01/2045 1,000 1,160
5.00%, 05/01/2049 1,450 2,221
5.38%, 04/01/2034 1,000 1,018
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 3,315
5.00%, 08/15/2033 1,750 2,106
5.00%, 08/15/2034 2,000 2,440
5.00%, 02/01/2035 2,000 2,339
5.00%, 11/15/2046
(b)
4,504 5,255
5.00%, 11/15/2048 2,785 3,334
California Health Facilities Financing
Authority (credit support from California
Mortgage Insurance )
5.00%, 07/01/2035
(a)
1,000 1,177
California Housing Finance
4.25%, 01/15/2035 6,897 8,094
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 4,073
4.00%, 07/15/2029
(d)
7,000 7,940
4.00%, 10/01/2044 2,500 2,717
5.00%, 05/15/2031 10,000 12,336
5.00%, 05/15/2033 1,000 1,221
5.00%, 05/15/2034 1,000 1,217
5.00%, 12/31/2034 3,550 4,254
5.00%, 12/31/2036 8,000 9,519
5.00%, 05/15/2038 2,000 2,401
5.00%, 10/01/2044 1,000 1,167
5.00%, 11/15/2049 1,000 1,166
5.25%, 11/01/2036 4,000 4,659
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2043
(a)
2,000 2,451
5.00%, 05/15/2044
(a)
5,000 6,122
California Pollution Control Financing Authority
3.00%, 11/01/2025 10,500 11,247
3.25%, 12/01/2027
(c)
2,000 2,135
4.30%, 07/01/2040 3,400 3,833
5.00%, 07/01/2029
(e)
1,000 1,270
5.00%, 07/01/2030
(e)
2,000 2,163
5.00%, 07/01/2037
(e)
10,000 10,711
5.00%, 07/01/2039
(e)
1,000 1,206
5.00%, 11/21/2045
(e)
1,500 1,793
California Public Finance Authority
0.93%, 08/01/2052
(c)
12,000 12,000
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California School Finance Authority
5.00%, 07/01/2035
(e)
$ 1,925 $ 2,191
5.00%, 08/01/2036
(e)
1,170 1,316
5.00%, 08/01/2038
(e)
1,000 1,182
California State Public Works Board
5.00%, 11/01/2037 1,375 1,516
5.00%, 10/01/2039 4,500 5,181
California State University
5.00%, 11/01/2037 2,000 2,446
California Statewide Communities Development
Authority
1.13%, 07/15/2040
(c)
5,500 5,500
3.00%, 06/01/2029
(e)
750 770
4.00%, 02/01/2022 830 864
4.00%, 02/01/2025 940 1,024
4.00%, 07/01/2048 1,800 1,933
5.00%, 10/01/2028 1,875 2,179
5.00%, 02/01/2030 2,775 3,118
5.00%, 11/01/2032
(e)
1,135 1,338
5.00%, 05/15/2034 4,855 5,709
5.00%, 06/01/2034
(e)
375 444
5.00%, 12/01/2036
(e)
5,000 5,677
5.00%, 04/01/2038
(c)
10,000 13,121
5.00%, 09/02/2038 3,000 3,564
5.00%, 06/01/2039
(e)
475 553
5.00%, 09/02/2039 500 605
5.00%, 09/02/2039 900 1,068
5.00%, 09/02/2039 1,000 1,189
5.00%, 05/15/2040 3,500 4,061
5.00%, 12/01/2041
(e)
1,000 1,122
5.00%, 12/01/2046
(e)
1,620 1,808
5.00%, 09/02/2048 1,000 1,176
5.00%, 09/02/2049 600 715
5.00%, 06/01/2051
(e)
1,440 1,654
5.25%, 12/01/2034 3,500 3,943
5.25%, 12/01/2038
(e)
1,000 1,183
5.25%, 12/01/2043
(e)
3,825 4,460
7.25%, 11/15/2041
(e)
1,500 1,503
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,062
6.00%, 05/01/2043 1,550 1,559
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,454
City of Atwater CA Wastewater Revenue (credit
support from Assured Guaranty Municipal Corp )
5.00%, 05/01/2043
(a)
800 954
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,253
City of Irvine CA
4.00%, 09/02/2038 1,000 1,148
5.00%, 09/01/2049 2,000 2,208
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,388
City of Los Angeles Department of Airports
5.00%, 05/15/2026 1,000 1,184
5.00%, 05/15/2026 3,500 4,249
5.00%, 05/15/2028 3,000 3,772
5.00%, 05/15/2036 1,500 1,731
5.00%, 05/15/2042 1,200 1,396
5.00%, 05/15/2044
(b)
3,100 3,692
5.00%, 05/15/2047 3,500 4,118
City of Oroville CA
5.25%, 04/01/2049 2,500 2,935
5.25%, 04/01/2054 3,000 3,508
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,663

Schedule of Investments
California Municipal Fund
October 31, 2019
See accompanying notes.
148
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 $ 1,800 $ 2,218
5.00%, 11/01/2036 2,010 2,161
City of Vernon CA Electric System Revenue
5.13%, 08/01/2021 530 532
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(f)
4,000 2,282
Compton Public Finance Authority
4.50%, 09/01/2032
(e)
8,000 8,298
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,608
5.00%, 07/01/2037 2,000 2,427
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,322
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 10
5.00%, 06/01/2036 1,000 1,023
Escondido Union High School District
0.00%, 08/01/2041
(f)
1,000 516
Foothill-De Anza Community College District
5.00%, 08/01/2040 1,500 1,606
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,180
5.00%, 06/01/2028 7,000 8,360
5.25%, 06/01/2047 7,500 7,740
5.30%, 06/01/2037 9,000 9,338
Golden State Tobacco Securitization Corp (credit
support from State of California Appropriations )
5.00%, 06/01/2033
(a)
2,000 2,356
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 330 331
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,145
Irvine Unified School District (credit support
from Build America Mutual Assurance Corp )
4.00%, 09/01/2044
(a)
1,000 1,127
La Verne Public Financing Authority
7.25%, 09/01/2026 590 592
Long Beach Bond Finance Authority
5.00%, 11/15/2035 2,915 3,869
5.50%, 11/15/2030 1,010 1,332
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,407
5.00%, 08/01/2042 1,400 1,531
5.00%, 12/01/2045
(b)
5,500 6,454
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 5,308
Los Angeles Department of Water & Power Power
System Revenue
0.97%, 07/01/2034
(c)
13,400 13,400
1.00%, 07/01/2035
(c)
8,000 8,000
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 3,350
5.25%, 07/01/2042 6,500 8,060
Marin Healthcare District
5.00%, 08/01/2034 1,000 1,191
Merced Union High School District
0.00%, 08/01/2032
(f)
3,380 2,509
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
$ 3,000 $ 3,677
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,143
Norco Financing Authority (credit support from
Assured Guaranty Municipal Corp )
5.63%, 10/01/2034
(a)
1,000 1,003
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2041 6,000 7,084
5.00%, 03/01/2047 1,500 1,783
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,952
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
3.00%, 08/01/2040
(a)
2,250 2,293
4.00%, 08/01/2037
(a)
1,505 1,689
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,212
5.00%, 09/01/2029
(a)
1,000 1,210
Pittsburg Unified School District
5.00%, 08/01/2043 2,900 3,315
Pomona Unified School District (credit support
from National Public Finance Guarantee Corp )
6.15%, 08/01/2030
(a)
1,000 1,118
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,066
Port of Los Angeles
5.00%, 08/01/2032 1,740 1,998
Poway Unified School District
0.00%, 08/01/2036
(f)
4,000 2,659
Regents of the University of California Medical
Center Pooled Revenue
0.93%, 05/15/2047
(c)
5,000 5,000
5.00%, 05/15/2035 4,540 5,441
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,231
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,516
5.00%, 11/01/2036
(a)
3,330 4,258
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(f)
855 474
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(f)
255 139
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,194
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,803
Riverside County Transportation Commission
5.00%, 06/01/2032 1,500 1,534
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,436

Schedule of Investments
California Municipal Fund
October 31, 2019
See accompanying notes.
149
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
$ 1,500 $ 1,765
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,832
5.00%, 07/01/2037 2,300 2,799
San Diego Convention Center Expansion
Financing Authority
5.00%, 04/15/2025 5,000 5,474
San Diego County Regional Airport Authority
5.00%, 07/01/2042 5,000 5,912
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,457
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 3,464
4.00%, 07/01/2037 2,500 2,844
5.00%, 07/01/2028 1,755 1,802
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,208
5.00%, 05/01/2037 5,000 6,141
5.00%, 05/01/2038 5,750 7,038
5.00%, 05/01/2042 1,500 1,762
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 6,185 7,086
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,062
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,172
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,408
Santa Monica-Malibu Unified School District
3.00%, 08/01/2049 4,750 4,826
4.00%, 08/01/2038 2,975 3,390
4.00%, 08/01/2039 1,635 1,858
4.00%, 08/01/2040 2,000 2,266
4.00%, 08/01/2044 4,000 4,487
4.00%, 08/01/2044 2,250 2,524
Semitropic Improvement District
5.00%, 12/01/2038 2,000 2,006
Southern California Public Power Authority
5.00%, 11/01/2028 2,000 2,472
5.00%, 11/01/2029 2,615 3,275
5.25%, 07/01/2029 695 743
5.25%, 07/01/2031 695 742
State of California
2.45%, 12/01/2031 540 544
4.00%, 09/01/2033 2,080 2,367
4.00%, 10/01/2044 5,000 5,722
5.00%, 09/01/2034 5,000 6,055
5.00%, 02/01/2038 1,450 1,616
5.00%, 04/01/2043 3,380 3,771
5.25%, 11/01/2040 1,500 1,560
6.00%, 03/01/2033 2,000 2,032
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,708
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2034
(d)
1,000 1,237
5.00%, 06/01/2035
(d)
1,500 1,850
5.00%, 06/01/2036
(d)
1,000 1,229
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Tobacco Securitization Authority of Southern
California   (continued)
5.00%, 06/01/2048
(d)
$ 3,000 $ 3,573
5.00%, 06/01/2048
(d)
2,000 2,317
5.13%, 06/01/2046 1,500 1,502
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,193
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,161
Tustin Public Financing Authority
5.00%, 04/01/2041 1,000 1,057
University of California
5.00%, 05/15/2044 1,000 1,139
Walnut Energy Center Authority
5.00%, 01/01/2035 1,225 1,233
West Valley-Mission Community College District
4.00%, 08/01/2044 5,000 5,717
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,762
$ 602,024
Guam - 0.68%
Guam Government Waterworks Authority
5.00%, 01/01/2046 2,525 2,849
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,178
$ 4,027
TOTAL MUNICIPAL BONDS $ 606,051
Total Investments $ 617,709
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (1.10)%
Notes with interest rates of 1.10% - 1.18% at
October 31, 2019 and contractual maturity of
collateral of 2023-2025.
(g)
$ (6,554) (6,554)
Total Net Investments $ 611,155
Other Assets and Liabilities -  (2.84)% (16,885)
TOTAL NET ASSETS - 100.00% $ 594,270
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security purchased on a when-issued basis.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $50,642 or 8.52% of net assets.
(f) Non-income producing security
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2019.

Schedule of Investments
California Municipal Fund
October 31, 2019
See accompanying notes.
150
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 74.87%
General Obligation Unlimited 13.86%
Insured 8.44%
Special Assessment 2.00%
Prerefunded 1.98%
Investment Companies 1.96%
Tax Allocation 0.46%
Special Tax 0.37%
Liability For Floating Rate Notes Issued (1.10)%
Other Assets and Liabilities
(2.84)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
151
INVESTMENT COMPANIES - 4.51% Shares Held Value (000's)
Money Market Funds - 4.51%
BlackRock Liquidity FedFund 1.71%
(a),(b)
4,642,140 $ 4,642
Principal Government Money Market Fund
1.65%
(a),(c)
61,205,262 61,205
$ 65,847
TOTAL INVESTMENT COMPANIES $ 65,847
COMMON STOCKS - 0.02% Shares Held Value (000's)
Oil & Gas - 0.00%
Chaparral Energy Inc - A Shares
(d),(e)
73,263 69
Oil & Gas Services - 0.01%
Patterson-UTI Energy Inc 14,973 124
Retail - 0.01%
Claire's Holdings LLC
(d),(f),(g)
232 139
TOTAL COMMON STOCKS $ 332
PREFERRED STOCKS - 0.27% Shares Held Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00%
(d),(f),(g)
925,862 $ 49
Retail - 0.01%
Claire's Stores 0.00%
(d),(f),(g)
68 102
Sovereign - 0.26%
CoBank ACB 6.20%, 01/01/2025
(h)
35,000 3,780
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,931
BONDS - 51.06%
Principal
Amount (000's) Value (000's)
Advertising - 0.01%
Lamar Media Corp
5.00%, 05/01/2023 $ 155 $ 158
Aerospace & Defense - 1.79%
Air 2 US
8.63%, 10/01/2020
( i )
5 5
Arconic Inc
5.40%, 04/15/2021 250 258
Boeing Co/The
2.70%, 02/01/2027 1,690 1,716
3.20%, 03/01/2029 2,200 2,315
3.50%, 03/01/2039 1,490 1,549
3.75%, 02/01/2050 1,715 1,827
3.90%, 05/01/2049 1,645 1,786
Bombardier Inc
6.13%, 01/15/2023
( i )
530 515
7.50%, 03/15/2025
( i )
695 664
Lockheed Martin Corp
2.90%, 03/01/2025 1,515 1,583
4.09%, 09/15/2052 1,345 1,567
TransDigm Inc
6.25%, 03/15/2026
( i )
115 123
6.50%, 07/15/2024 110 114
7.50%, 03/15/2027 610 655
Triumph Group Inc
6.25%, 09/15/2024
( i )
280 294
7.75%, 08/15/2025 345 345
United Technologies Corp
3.65%, 08/16/2023 1,325 1,402
3.95%, 08/16/2025 1,735 1,899
4.13%, 11/16/2028 1,995 2,264
4.45%, 11/16/2038 1,455 1,726
4.50%, 06/01/2042 1,310 1,572
4.63%, 11/16/2048 900 1,136
5.40%, 05/01/2035 585 751
$ 26,066
Agriculture - 1.27%
Altria Group Inc
4.00%, 01/31/2024 165 174
4.50%, 05/02/2043 260 262
5.80%, 02/14/2039 955 1,098
5.95%, 02/14/2049 570 670
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
BAT Capital Corp
2.77%, 08/14/2020 $ 110 $ 110
3 Month USD LIBOR + 0.59%
3.22%, 08/15/2024 1,890 1,919
4.54%, 08/15/2047 25 24
JBS Investments II GmbH
7.00%, 01/15/2026
( i )
400 434
Philip Morris International Inc
2.38%, 08/17/2022 100 101
Pinnacle Operating Corp
9.00%, 05/15/2023
( i )
1,329 452
Reynolds American Inc
5.70%, 08/15/2035 2,535 2,863
6.88%, 05/01/2020 8,440 8,631
7.00%, 08/04/2041 1,475 1,773
$ 18,511
Airlines - 1.17%
American Airlines 2013-1 Class B Pass Through
Trust
5.63%, 07/15/2022
( i )
188 191
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 3,337 3,501
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 1,257 1,329
American Airlines 2016-3 Class A Pass Through
Trust
3.25%, 04/15/2030 1,116 1,153
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 1,343 1,423
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 3,472 3,672
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 1,880 1,994
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 2,179 2,282
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 1,437 1,500
$ 17,045
Apparel - 0.03%
Hanesbrands Inc
4.88%, 05/15/2026
( i )
35 37
Under Armour Inc
3.25%, 06/15/2026 15 15
William Carter Co/The
5.63%, 03/15/2027
( i )
300 321
$ 373
Automobile Asset Backed Securities - 0.36%
Americredit Automobile Receivables Trust 2018-2
2.86%, 11/18/2021 132 132
Capital Auto Receivables Asset Trust 2018-2
3.02%, 02/22/2021
( i )
629 630
GM Financial Automobile Leasing Trust 2018-2
2.07%, 07/20/2020 161 162
1.00 x 1 Month USD LIBOR + 0.22%
Hertz Fleet Lease Funding LP
2.59%, 04/10/2031
( i )
4,370 4,369
1.00 x 1 Month USD LIBOR + 0.65%
$ 5,293
Automobile Manufacturers - 0.77%
BCD Acquisition Inc
9.63%, 09/15/2023
( i )
350 360

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Daimler Finance North America LLC
2.70%, 08/03/2020
( i )
$ 5,470 $ 5,497
Ford Motor Credit Co LLC
2.60%, 11/04/2019 1,275 1,275
3.34%, 03/28/2022 1,725 1,733
General Motors Co
6.25%, 10/02/2043 520 581
6.60%, 04/01/2036 770 894
General Motors Financial Co Inc
3.03%, 01/05/2023 485 481
3 Month USD LIBOR + 0.99%
Navistar International Corp
6.63%, 11/01/2025
( i )
293 299
Tesla Inc
5.30%, 08/15/2025
(e),( i )
80 76
$ 11,196
Automobile Parts & Equipment - 0.03%
American Axle & Manufacturing Inc
6.25%, 04/01/2025 130 125
Dana Inc
5.50%, 12/15/2024 115 118
Goodyear Tire & Rubber Co/The
5.13%, 11/15/2023
(e)
135 137
Titan International Inc
6.50%, 11/30/2023 60 50
$ 430
Banks - 6.47%
Banco de Credito del Peru
2.70%, 01/11/2025
( i )
500 498
Bank of America Corp
2.88%, 10/22/2030
(j)
775 779
3 Month USD LIBOR + 0.01%
3.19%, 07/23/2030
(j)
2,355 2,432
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(j)
1,460 1,525
3 Month USD LIBOR + 0.97%
3.97%, 02/07/2030
(j)
2,315 2,526
3 Month USD LIBOR + 1.21%
4.10%, 07/24/2023 1,975 2,108
4.20%, 08/26/2024 2,400 2,584
4.25%, 10/22/2026 1,415 1,536
4.27%, 07/23/2029
(j)
1,330 1,477
3 Month USD LIBOR + 1.31%
Barclays PLC
5.09%, 06/20/2030
(j)
400 435
3 Month USD LIBOR + 3.05%
7.75%, 12/31/2049
(h),(j)
200 213
USD Swap Semi-Annual 5 Year + 4.84%
Branch Banking & Trust Co
2.64%, 09/17/2029
(j)
430 429
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
CIT Group Inc
5.00%, 08/15/2022 395 420
5.80%, 12/31/2049
(e),(h),(j)
375 385
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.52%, 10/27/2028
(j)
880 926
3 Month USD LIBOR + 1.15%
4.65%, 07/23/2048 610 752
Cooperatieve Rabobank UA
4.75%, 01/15/2020
( i )
5,966 5,999
Credit Suisse Group Funding Guernsey Ltd
4.88%, 05/15/2045 375 466
DBS Group Holdings Ltd
4.52%, 12/11/2028
( i ),(j)
755 801
USD Swap Rate NY 5 Year + 1.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG
4.30%, 05/24/2028
(j)
$ 375 $ 355
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04/01/2025 200 195
Fifth Third Bancorp
2.38%, 01/28/2025 150 151
First Republic Bank/CA
4.63%, 02/13/2047 2,750 3,185
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 3,785 3,979
3.85%, 01/26/2027 3,463 3,685
5.75%, 01/24/2022 3,215 3,465
6.75%, 10/01/2037 1,065 1,449
HSBC Holdings PLC
2.63%, 11/07/2025
(f),(g),(j),(k)
500 501
3 Month USD LIBOR + 1.14%
3.80%, 03/11/2025
(j)
1,450 1,521
3 Month USD LIBOR + 1.21%
JPMorgan Chase & Co
3.21%, 04/01/2023
(j)
970 993
3 Month USD LIBOR + 0.70%
3.96%, 11/15/2048
(j)
555 621
3 Month USD LIBOR + 1.38%
4.35%, 08/15/2021 185 193
4.95%, 06/01/2045 405 503
5.50%, 10/15/2040 1,395 1,843
Morgan Stanley
4.43%, 01/23/2030
(j)
745 837
3 Month USD LIBOR + 1.63%
5.00%, 11/24/2025 1,280 1,439
5.55%, 12/31/2049
(h),(j)
1,151 1,165
3 Month USD LIBOR + 3.81%
5.75%, 01/25/2021 925 967
6.38%, 07/24/2042 320 469
Popular Inc
6.13%, 09/14/2023 295 317
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(j)
1,600 1,698
3 Month USD LIBOR + 1.76%
5.13%, 05/28/2024 2,924 3,154
7.50%, 12/31/2049
(h),(j)
5,291 5,390
USD Swap Semi-Annual 5 Year + 5.80%
Santander UK PLC
5.00%, 11/07/2023
( i )
2,235 2,403
Skandinaviska Enskilda Banken AB
5.75%, 12/31/2049
(h),(j)
5,197 5,249
USD Swap Semi-Annual 5 Year + 3.85%
SunTrust Bank/Atlanta GA
4.05%, 11/03/2025 685 751
Svenska Handelsbanken AB
3.90%, 11/20/2023 1,675 1,791
Synchrony Bank
3.00%, 06/15/2022 750 761
UBS AG/London
4.50%, 06/26/2048
( i )
400 508
UBS AG/Stamford CT
2.35%, 03/26/2020 5,135 5,144
UBS Group AG
6.88%, 12/31/2049
(h),(j)
3,615 3,754
USD Swap Rate NY 5 Year + 5.50%
US Bancorp
3.00%, 07/30/2029 670 694
Wells Fargo & Co
3.75%, 01/24/2024 2,910 3,079
4.40%, 06/14/2046 1,065 1,208

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
153
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp
4.11%, 07/24/2034
(j)
$ 1,330 $ 1,401
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 1,230 1,354
Zions Bancorp NA
3.50%, 08/27/2021 1,882 1,928
$ 94,391
Beverages - 0.70%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 1,280 1,371
4.90%, 02/01/2046 2,140 2,567
Anheuser-Busch InBev Finance Inc
3.70%, 02/01/2024 140 149
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,605 1,793
4.75%, 04/15/2058 50 59
5.45%, 01/23/2039 1,360 1,712
Constellation Brands Inc
2.65%, 11/07/2022 405 411
4.40%, 11/15/2025 1,785 1,973
Corp Lindley SA
6.75%, 11/23/2021
( i )
14 15
6.75%, 11/23/2021 14 15
Keurig Dr Pepper Inc
3.55%, 05/25/2021 155 158
$ 10,223
Biotechnology - 0.30%
Amgen Inc
2.20%, 05/11/2020 3,780 3,785
Celgene Corp
2.88%, 08/15/2020 395 398
5.25%, 08/15/2043 115 146
$ 4,329
Building Materials - 0.08%
Builders FirstSource Inc
5.63%, 09/01/2024
( i )
403 419
6.75%, 06/01/2027
( i )
320 347
Norbord Inc
5.75%, 07/15/2027
( i )
125 130
Standard Industries Inc/NJ
6.00%, 10/15/2025
( i )
280 294
$ 1,190
Chemicals - 0.71%
Aruba Investments Inc
8.75%, 02/15/2023
( i )
355 355
Ashland LLC
4.75%, 08/15/2022 60 63
Blue Cube Spinco LLC
9.75%, 10/15/2023 245 267
Braskem Netherlands Finance BV
4.50%, 01/10/2028
( i )
250 251
4.50%, 01/31/2030
( i ),(k)
2,400 2,379
CNAC HK Finbridge Co Ltd
4.63%, 03/14/2023 350 368
Consolidated Energy Finance SA
5.87%, 06/15/2022
( i )
250 248
3 Month USD LIBOR + 3.75%
6.88%, 06/15/2025
( i )
735 713
DuPont de Nemours Inc
5.32%, 11/15/2038 1,325 1,589
5.42%, 11/15/2048 775 964
Equate Petrochemical BV
3.00%, 03/03/2022
( i )
925 926
3.00%, 03/03/2022 375 375
LYB International Finance III LLC
4.20%, 10/15/2049 315 317
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
NOVA Chemicals Corp
5.25%, 08/01/2023
( i )
$ 370 $ 375
5.25%, 06/01/2027
( i )
135 139
Olin Corp
5.13%, 09/15/2027 270 278
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044 200 210
SABIC Capital II BV
4.00%, 10/10/2023
( i )
550 579
$ 10,396
Commercial Mortgage Backed Securities - 5.25%
BANK 2019-BNK18
3.58%, 05/15/2062 5,000 5,460
CFCRE Commercial Mortgage Trust 2011-C2
5.74%, 12/15/2047
( i ),(l)
1,125 1,180
Citigroup Commercial Mortgage Trust
2015-GC29
4.14%, 04/10/2048
(l)
2,000 2,107
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 1,750 1,853
COMM 2013-CCRE11 Mortgage Trust
0.93%, 08/10/2050
(l),(m)
51,429 1,677
COMM 2013-CCRE6 Mortgage Trust
4.08%, 03/10/2046
( i ),(l)
500 503
COMM 2013-CCRE8 Mortgage Trust
3.96%, 06/10/2046
( i ),(l)
3,000 3,138
COMM 2014-LC17 Mortgage Trust
4.49%, 10/10/2047
(l)
5,000 5,383
COMM 2015-CCRE22 Mortgage Trust
4.12%, 03/10/2048
(l)
1,611 1,700
COMM 2015-PC1 Mortgage Trust
4.29%, 07/10/2050
(l)
2,000 2,176
Credit Suisse Commercial Mortgage Trust Series
2006-C5
0.88%, 12/15/2039
(l),(m)
640 4
CSAIL 2018-CX11 Commercial Mortgage Trust
4.03%, 04/15/2051
(l)
1,000 1,111
DBUBS 2011-LC2 Mortgage Trust
5.53%, 07/10/2044
( i ),(l)
5,000 5,201
GS Mortgage Securities Trust 2012-GCJ7
2.16%, 05/10/2045
(l),(m)
11,338 357
GS Mortgage Securities Trust 2013-GC16
1.04%, 11/10/2046
(l),(m)
20,306 720
5.31%, 11/10/2046
(l)
800 878
GS Mortgage Securities Trust 2013-GCJ12
3.78%, 06/10/2046
(l)
555 574
GS Mortgage Securities Trust 2015-GS1
3.73%, 11/10/2048 3,000 3,236
JP Morgan Chase Commercial Mortgage
Securities Trust 2010-C1
5.95%, 06/15/2043
( i )
2,585 2,610
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.40%, 08/15/2046
( i ),(l)
800 833
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.51%, 12/15/2047
(l),(m)
10,642 399
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
0.94%, 12/15/2046
(l),(m)
8,723 278
JPMBB Commercial Mortgage Securities Trust
2013-C15
1.07%, 11/15/2045
(l),(m)
22,694 807
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.81%, 02/15/2047
(l)
2,700 2,817

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.75%, 04/15/2047
(l),(m)
$ 24,072 $ 538
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.93%, 11/15/2047
(l),(m)
7,852 248
3.91%, 11/15/2047
( i ),(l)
1,000 953
4.41%, 11/15/2047
(l)
4,350 4,573
JPMBB Commercial Mortgage Securities Trust
2015-C28
3.99%, 10/15/2048 7,000 7,399
LB-UBS Commercial Mortgage Trust 2005-C3
0.77%, 07/15/2040
( i ),(l),(m)
1,883 2
LB-UBS Commercial Mortgage Trust 2007-C1
0.21%, 02/15/2040
(l),(m)
253 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.31%, 08/15/2046
(l),(m)
19,143 175
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.01%, 06/15/2047
(l),(m)
20,401 720
4.77%, 06/15/2047
(l)
4,250 4,412
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18
4.48%, 10/15/2047
(l)
3,864 4,144
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30
3.18%, 09/15/2049 1,571 1,612
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.06%, 10/15/2030
( i ),(l),(m)
21,940 558
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.03%, 08/10/2049
( i ),(l)
1,500 1,582
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.63%, 12/10/2045
( i ),(l),(m)
19,628 765
UBS-Barclays Commercial Mortgage Trust
2013-C5
4.07%, 03/10/2046
( i ),(l)
1,090 1,054
Wells Fargo Commercial Mortgage Trust
2016-C36
3.07%, 11/15/2059 750 783
WFRBS Commercial Mortgage Trust 2014-C22
4.37%, 09/15/2057
(l)
2,000 2,137
$ 76,657
Commercial Services - 0.48%
Ahern Rentals Inc
7.38%, 05/15/2023
( i )
440 356
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.50%, 04/01/2023 15 15
DP World PLC
6.85%, 07/02/2037 340 447
Garda World Security Corp
7.25%, 11/15/2021
( i )
220 220
Global Payments Inc
2.65%, 02/15/2025 1,715 1,736
GW B-CR Security Corp
9.50%, 11/01/2027
(e),( i )
410 421
Hertz Corp/The
7.63%, 06/01/2022
( i )
70 73
Jaguar Holding Co II / Pharmaceutical Product
Development LLC
6.38%, 08/01/2023
( i )
65 67
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
( i )
60 56
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
( i )
$ 155 $ 156
PayPal Holdings Inc
2.20%, 09/26/2022 590 593
2.65%, 10/01/2026 1,430 1,447
Prime Security Services Borrower LLC / Prime
Finance Inc
9.25%, 05/15/2023
( i )
34 36
Refinitiv US Holdings Inc
8.25%, 11/15/2026
( i )
405 455
Service Corp International/US
8.00%, 11/15/2021 225 247
Tms International Holding Corp
7.25%, 08/15/2025
( i )
410 339
United Rentals North America Inc
4.63%, 10/15/2025 210 215
4.88%, 01/15/2028 65 67
5.88%, 09/15/2026 115 122
$ 7,068
Computers - 0.80%
Apple Inc
2.20%, 09/11/2029 2,640 2,596
3.35%, 02/09/2027 2,980 3,198
4.65%, 02/23/2046 1,390 1,742
Dell Inc
4.63%, 04/01/2021
(e)
320 329
Dell International LLC / EMC Corp
4.00%, 07/15/2024
( i )
350 367
4.90%, 10/01/2026
( i )
2,810 3,049
5.88%, 06/15/2021
( i )
60 61
8.35%, 07/15/2046
( i )
70 93
NCR Corp
6.13%, 09/01/2029
( i )
100 105
Western Digital Corp
4.75%, 02/15/2026 100 102
$ 11,642
Consumer Products - 0.04%
Prestige Brands Inc
5.38%, 12/15/2021
( i )
415 416
Spectrum Brands Inc
5.75%, 07/15/2025 135 141
$ 557
Cosmetics & Personal Care - 0.01%
Avon International Operations Inc
7.88%, 08/15/2022
( i )
80 83
Credit Card Asset Backed Securities - 0.27%
First National Master Note Trust 2018-1
2.38%, 10/15/2024 4,000 3,996
1.00 x 1 Month USD LIBOR + 0.46%
Distribution & Wholesale - 0.07%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
( i )
135 135
5.75%, 12/15/2023
( i )
180 185
5.88%, 05/15/2026
( i )
370 388
Anixter Inc
5.13%, 10/01/2021 220 227
H&E Equipment Services Inc
5.63%, 09/01/2025 130 137
$ 1,072
Diversified Financial Services - 1.16%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.63%, 10/30/2020 265 272
Aircastle Ltd
5.13%, 03/15/2021 220 228

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
155
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Allied Universal Holdco LLC / Allied Universal
Finance Corp
9.75%, 07/15/2027
( i )
$ 115 $ 120
Ally Financial Inc
4.25%, 04/15/2021 305 312
8.00%, 11/01/2031 220 306
Avation Capital SA
6.50%, 05/15/2021
( i )
200 208
Blackstone Holdings Finance Co LLC
2.50%, 01/10/2030
( i )
615 605
3.50%, 09/10/2049
( i )
820 825
Brookfield Finance Inc
3.90%, 01/25/2028 745 787
4.00%, 04/01/2024 2,718 2,897
4.70%, 09/20/2047 400 449
4.85%, 03/29/2029 460 523
Credit Acceptance Corp
6.63%, 03/15/2026
( i )
535 568
7.38%, 03/15/2023 985 1,018
GE Capital International Funding Co Unlimited
Co
2.34%, 11/15/2020 200 200
4.42%, 11/15/2035 995 1,050
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
( i ),(l),(n)
400 409
ILFC E-Capital Trust II
4.02%, 12/21/2065
( i ),(l)
155 119
Navient Corp
6.13%, 03/25/2024 370 387
6.63%, 07/26/2021 395 417
6.75%, 06/15/2026 370 387
Nuveen Finance LLC
4.13%, 11/01/2024
( i )
2,985 3,241
Quicken Loans Inc
5.75%, 05/01/2025
( i )
120 124
Springleaf Finance Corp
5.63%, 03/15/2023 390 418
6.63%, 01/15/2028 350 388
6.88%, 03/15/2025 480 544
8.25%, 12/15/2020 145 154
$ 16,956
Electric - 3.40%
Abu Dhabi National Energy Co PJSC
4.38%, 06/22/2026
( i )
675 728
Alabama Power Co
3.45%, 10/01/2049 1,005 1,042
Calpine Corp
5.75%, 01/15/2025 95 97
CMS Energy Corp
3.00%, 05/15/2026 1,125 1,158
4.70%, 03/31/2043 310 356
Commonwealth Edison Co
3.80%, 10/01/2042 655 718
4.00%, 03/01/2049 1,205 1,399
Dominion Energy Inc
2.58%, 07/01/2020 10,740 10,772
3.90%, 10/01/2025 970 1,043
4.25%, 06/01/2028 975 1,093
DTE Electric Co
3.95%, 03/01/2049 380 439
DTE Energy Co
3.40%, 06/15/2029 1,765 1,848
6.38%, 04/15/2033 156 209
Duke Energy Florida LLC
3.80%, 07/15/2028 2,230 2,467
Electricite de France SA
5.63%, 12/31/2049
(h),( i ),(j)
1,720 1,804
USD Swap Semi-Annual 10 Year + 3.04%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Elwood Energy LLC
8.16%, 07/05/2026 $ 108 $ 118
Enel Chile SA
4.88%, 06/12/2028 460 507
Evergy Inc
2.90%, 09/15/2029 1,585 1,594
Exelon Corp
3.50%, 06/01/2022 1,115 1,147
Fortis Inc/Canada
3.06%, 10/04/2026 474 488
Georgia Power Co
4.30%, 03/15/2043 130 143
Indiantown Cogeneration LP
9.77%, 12/15/2020 189 195
Louisville Gas & Electric Co
4.25%, 04/01/2049 660 779
MidAmerican Energy Co
3.15%, 04/15/2050 80 82
4.25%, 07/15/2049 260 319
National Rural Utilities Cooperative Finance Corp
4.75%, 04/30/2043
(j)
405 416
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 2,700 2,874
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
( i )
565 580
Northern States Power Co/MN
2.90%, 03/01/2050 1,275 1,240
NRG Energy Inc
5.25%, 06/15/2029
( i )
470 504
6.63%, 01/15/2027 100 108
7.25%, 05/15/2026 375 411
NSTAR Electric Co
3.25%, 05/15/2029 940 1,004
PPL Electric Utilities Corp
4.75%, 07/15/2043 325 403
PPL WEM Ltd / Western Power Distribution Ltd
5.38%, 05/01/2021
( i )
3,675 3,799
Public Service Enterprise Group Inc
2.88%, 06/15/2024 590 606
Southern California Edison Co
4.20%, 03/01/2029 1,000 1,105
4.88%, 03/01/2049 1,525 1,814
Southern Co/The
5.50%, 03/15/2057
(j)
380 398
3 Month USD LIBOR + 3.63%
State Grid Overseas Investment 2016 Ltd
3.50%, 05/04/2027
(e)
850 895
Tucson Electric Power Co
4.85%, 12/01/2048 325 405
Virginia Electric & Power Co
3.80%, 04/01/2028 1,050 1,156
4.60%, 12/01/2048 670 825
Vistra Operations Co LLC
5.00%, 07/31/2027
( i )
240 248
5.63%, 02/15/2027
( i )
275 292
$ 49,628
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc
5.50%, 06/15/2025
( i )
170 176
Electronics - 0.06%
ADT Security Corp/The
6.25%, 10/15/2021 410 437
Ingram Micro Inc
5.45%, 12/15/2024 200 207
Sensata Technologies BV
5.00%, 10/01/2025
( i )
45 48

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Tyco Electronics Group SA
7.13%, 10/01/2037 $ 105 $ 151
$ 843
Energy - Alternate Sources - 0.01%
TerraForm Power Operating LLC
5.00%, 01/31/2028
( i )
85 90
Engineering & Construction - 0.03%
MasTec Inc
4.88%, 03/15/2023 410 416
Entertainment - 0.17%
AMC Entertainment Holdings Inc
5.75%, 06/15/2025 50 47
Boyne USA Inc
7.25%, 05/01/2025
( i )
715 781
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
( i )
380 389
CCM Merger Inc
6.00%, 03/15/2022
( i )
410 420
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027 40 43
Cinemark USA Inc
4.88%, 06/01/2023 50 51
Eldorado Resorts Inc
6.00%, 09/15/2026 230 252
Enterprise Development Authority/The
12.00%, 07/15/2024
( i )
225 246
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
( i )
100 94
Scientific Games International Inc
8.25%, 03/15/2026
( i )
100 106
Six Flags Entertainment Corp
4.88%, 07/31/2024
( i )
90 93
$ 2,522
Environmental Control - 0.62%
Covanta Holding Corp
6.00%, 01/01/2027 125 131
GFL Environmental Inc
7.00%, 06/01/2026
( i )
125 133
Republic Services Inc
2.50%, 08/15/2024 1,440 1,464
Stericycle Inc
5.38%, 07/15/2024
( i )
235 244
Waste Connections Inc
4.25%, 12/01/2028 3,360 3,826
Waste Management Inc
3.20%, 06/15/2026 3,010 3,193
$ 8,991
Food - 0.71%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
5.88%, 02/15/2028
( i )
155 166
6.63%, 06/15/2024 390 409
7.50%, 03/15/2026
( i )
280 311
Cencosud SA
4.38%, 07/17/2027
( i )
345 350
Ingles Markets Inc
5.75%, 06/15/2023 405 413
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
( i )
450 467
Kraft Heinz Foods Co
2.80%, 07/02/2020 36 36
4.63%, 10/01/2039
(e),( i )
630 644
5.00%, 07/15/2035 110 120
Lamb Weston Holdings Inc
4.88%, 11/01/2026
( i )
80 84
McCormick & Co Inc/MD
3.15%, 08/15/2024 2,830 2,958
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Nestle Holdings Inc
3.50%, 09/24/2025
( i )
$ 1,775 $ 1,911
Post Holdings Inc
5.00%, 08/15/2026
( i )
490 510
TreeHouse Foods Inc
4.88%, 03/15/2022 340 341
Want Want China Finance Ltd
2.88%, 04/27/2022 1,700 1,708
$ 10,428
Forest Products & Paper - 0.05%
Domtar Corp
6.25%, 09/01/2042 165 179
International Paper Co
4.35%, 08/15/2048 580 602
$ 781
Gas - 0.19%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 95 102
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 1,615 1,736
Southern Co Gas Capital Corp
4.40%, 05/30/2047 845 947
$ 2,785
Healthcare - Products - 1.06%
Abbott Laboratories
2.90%, 11/30/2021 1,000 1,020
3.75%, 11/30/2026 1,090 1,194
4.75%, 11/30/2036 215 264
4.90%, 11/30/2046 1,460 1,866
Avantor Inc
9.00%, 10/01/2025
( i )
40 45
Becton Dickinson and Co
3.14%, 06/06/2022 2,235 2,252
3 Month USD LIBOR + 1.03%
3.36%, 06/06/2024 2,065 2,163
3.70%, 06/06/2027 1,004 1,080
4.69%, 12/15/2044 1,333 1,569
Boston Scientific Corp
4.00%, 03/01/2029 1,610 1,793
4.70%, 03/01/2049 895 1,088
Medtronic Inc
3.50%, 03/15/2025 107 115
4.38%, 03/15/2035 709 846
4.63%, 03/15/2045 152 195
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
6.63%, 05/15/2022
( i )
60 58
$ 15,548
Healthcare - Services - 0.38%
Acadia Healthcare Co Inc
5.63%, 02/15/2023 115 117
Centene Corp
4.75%, 05/15/2022 330 337
5.38%, 06/01/2026
( i )
505 534
DaVita Inc
5.13%, 07/15/2024 165 168
HCA Healthcare Inc
6.25%, 02/15/2021 395 414
HCA Inc
4.50%, 02/15/2027 160 173
5.50%, 06/15/2047 115 131
5.88%, 02/01/2029 830 941
Magellan Health Inc
4.90%, 09/22/2024 190 189
Tenet Healthcare Corp
4.63%, 09/01/2024
( i )
335 344
5.13%, 11/01/2027
( i )
715 744
8.13%, 04/01/2022 70 76

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
157
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
3.50%, 08/15/2039 $ 795 $ 831
WellCare Health Plans Inc
5.25%, 04/01/2025 500 523
$ 5,522
Home Builders - 0.24%
Forestar Group Inc
8.00%, 04/15/2024
( i )
745 801
Installed Building Products Inc
5.75%, 02/01/2028
( i )
370 389
KB Home
7.00%, 12/15/2021 220 237
7.63%, 05/15/2023 230 261
Lennar Corp
4.50%, 04/30/2024 45 47
4.88%, 12/15/2023 390 417
8.38%, 01/15/2021 65 69
LGI Homes Inc
6.88%, 07/15/2026
( i )
365 378
PulteGroup Inc
5.50%, 03/01/2026 90 101
Taylor Morrison Communities Inc
5.75%, 01/15/2028
( i )
100 111
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
( i )
140 151
Toll Brothers Finance Corp
4.88%, 03/15/2027 60 65
TRI Pointe Group Inc
4.88%, 07/01/2021 315 324
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 65 70
Williams Scotsman International Inc
7.88%, 12/15/2022
( i )
85 89
$ 3,510
Home Equity Asset Backed Securities - 0.05%
First NLC Trust 2005-1
1.01%, 05/25/2035 228 216
1.00 x 1 Month USD LIBOR + 0.50%
JP Morgan Mortgage Acquisition Trust
2006-CW2
1.97%, 08/25/2036 63 63
1.00 x 1 Month USD LIBOR + 0.15%
Saxon Asset Securities Trust 2004-1
3.08%, 03/25/2035 272 163
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
2.59%, 02/25/2035 303 301
1.00 x 1 Month USD LIBOR + 0.77%
$ 743
Insurance - 1.94%
Acrisure LLC / Acrisure Finance Inc
10.13%, 08/01/2026
( i )
100 103
AIA Group Ltd
3.20%, 03/11/2025
( i )
955 985
American International Group Inc
3.30%, 03/01/2021 890 904
3.90%, 04/01/2026 2,515 2,706
4.50%, 07/16/2044 2,483 2,781
Arch Capital Finance LLC
5.03%, 12/15/2046 805 1,015
Markel Corp
3.35%, 09/17/2029 1,170 1,195
4.30%, 11/01/2047 1,265 1,338
PartnerRe Finance B LLC
3.70%, 07/02/2029 1,410 1,479
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
( i ),(j)
$ 1,400 $ 1,544
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(j)
950 1,005
3 Month USD LIBOR + 3.58%
XLIT Ltd
4.45%, 03/31/2025 7,990 8,720
5.50%, 03/31/2045 3,520 4,516
$ 28,291
Internet - 0.19%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 475 493
3.60%, 11/28/2024 250 263
Baidu Inc
4.38%, 05/14/2024 375 399
Match Group Inc
5.00%, 12/15/2027
( i )
60 63
Netflix Inc
5.38%, 02/01/2021 405 419
5.88%, 11/15/2028 135 149
Symantec Corp
3.95%, 06/15/2022 405 416
5.00%, 04/15/2025
( i )
55 56
Tencent Holdings Ltd
3.80%, 02/11/2025
( i )
450 475
Zayo Group LLC / Zayo Capital Inc
5.75%, 01/15/2027
( i )
65 66
$ 2,799
Investment Companies - 0.09%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
6.25%, 02/01/2022 405 415
6.25%, 05/15/2026 700 742
6.38%, 12/15/2025 150 157
$ 1,314
Iron & Steel - 0.19%
AK Steel Corp
6.38%, 10/15/2025
(e)
135 111
7.50%, 07/15/2023 80 80
7.63%, 10/01/2021 475 465
Allegheny Technologies Inc
7.88%, 08/15/2023 65 71
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
( i )
85 85
Big River Steel LLC / BRS Finance Corp
7.25%, 09/01/2025
( i )
95 97
Evraz PLC
5.25%, 04/02/2024
( i )
650 693
United States Steel Corp
6.25%, 03/15/2026 75 63
Vale Overseas Ltd
6.88%, 11/21/2036 834 1,061
$ 2,726
Leisure Products & Services - 0.01%
NCL Corp Ltd
4.75%, 12/15/2021
( i )
213 216
Lodging - 0.17%
Boyd Gaming Corp
6.38%, 04/01/2026 60 64
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp
6.75%, 11/15/2021
( i )
400 408
MGM China Holdings Ltd
5.88%, 05/15/2026
( i )
345 365

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
158
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
MGM Resorts International
6.00%, 03/15/2023 $ 380 $ 419
6.63%, 12/15/2021 150 163
Sands China Ltd
5.40%, 08/08/2028 375 424
Wyndham Destinations Inc
5.75%, 04/01/2027 100 109
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
( i )
365 380
5.50%, 03/01/2025
( i )
90 96
$ 2,428
Machinery - Diversified - 0.05%
Cloud Crane LLC
10.13%, 08/01/2024
( i )
735 776
Media - 1.92%
Altice Financing SA
6.63%, 02/15/2023
( i )
615 632
7.50%, 05/15/2026
( i )
250 266
Altice Finco SA
8.13%, 01/15/2024
( i )
245 253
Altice Luxembourg SA
10.50%, 05/15/2027
( i )
265 300
AMC Networks Inc
4.75%, 12/15/2022 310 312
5.00%, 04/01/2024 95 97
Cable Onda SA
4.50%, 01/30/2030
( i ),(k)
200 203
Cablevision Systems Corp
5.88%, 09/15/2022 130 140
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 02/15/2023 410 419
5.13%, 05/01/2023
( i )
780 798
5.13%, 05/01/2027
( i )
220 232
5.38%, 06/01/2029
( i )
385 411
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.58%, 07/23/2020 1,195 1,205
4.80%, 03/01/2050 460 471
6.48%, 10/23/2045 950 1,168
Comcast Corp
3.38%, 02/15/2025 1,725 1,831
4.60%, 10/15/2038 2,565 3,048
4.60%, 08/15/2045 1,630 1,953
4.70%, 10/15/2048 1,200 1,478
CSC Holdings LLC
5.75%, 01/15/2030
( i )
435 457
6.63%, 10/15/2025
( i )
235 250
6.75%, 11/15/2021 140 151
7.75%, 07/15/2025
( i )
325 348
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
( i )
205 214
6.63%, 08/15/2027
(e),( i )
210 216
DISH DBS Corp
5.13%, 05/01/2020 405 409
7.75%, 07/01/2026 655 661
Meredith Corp
6.88%, 02/01/2026 1,800 1,855
Nexstar Broadcasting Inc
5.63%, 08/01/2024
( i )
55 57
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
( i )
15 15
Sirius XM Radio Inc
4.63%, 07/15/2024
( i )
400 418
TEGNA Inc
6.38%, 10/15/2023 140 144
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Cable LLC
5.88%, 11/15/2040 $ 1,280 $ 1,463
Univision Communications Inc
5.13%, 02/15/2025
( i )
100 98
UPC Holding BV
5.50%, 01/15/2028
( i )
505 515
Viacom Inc
4.25%, 09/01/2023 1,310 1,393
4.38%, 03/15/2043 3,055 3,151
Virgin Media Finance PLC
5.75%, 01/15/2025
( i )
368 379
Ziggo Bond Co BV
6.00%, 01/15/2027
( i )
305 319
Ziggo BV
5.50%, 01/15/2027
( i )
220 232
$ 27,962
Metal Fabrication & Hardware - 0.05%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
( i )
250 256
Grinding Media Inc / Moly-Cop AltaSteel Ltd
7.38%, 12/15/2023
( i )
220 212
Park-Ohio Industries Inc
6.63%, 04/15/2027 270 259
$ 727
Mining - 0.44%
BHP Billiton Finance USA Ltd
6.75%, 10/19/2075
( i ),(j)
385 451
USD Swap Semi-Annual 5 Year + 5.09%
First Quantum Minerals Ltd
7.00%, 02/15/2021
( i )
82 82
7.50%, 04/01/2025
( i )
390 391
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
( i )
265 273
5.13%, 05/15/2024
( i )
80 84
Freeport-McMoRan Inc
3.88%, 03/15/2023 280 284
5.25%, 09/01/2029 100 102
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
( i )
500 565
Hudbay Minerals Inc
7.25%, 01/15/2023
( i )
270 279
7.63%, 01/15/2025
( i )
270 275
IAMGOLD Corp
7.00%, 04/15/2025
( i )
350 361
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028
( i )
300 363
Novelis Corp
5.88%, 09/30/2026
( i )
90 95
Taseko Mines Ltd
8.75%, 06/15/2022
( i )
270 238
Teck Resources Ltd
5.40%, 02/01/2043 345 351
6.13%, 10/01/2035 1,930 2,178
$ 6,372
Miscellaneous Manufacturers - 0.28%
General Electric Co
5.30%, 02/11/2021 644 667
5.55%, 01/05/2026 1,535 1,745
6.88%, 01/10/2039 400 530
LSB Industries Inc
9.63%, 05/01/2023
( i )
50 53
Parker-Hannifin Corp
2.70%, 06/14/2024 1,020 1,039
$ 4,034

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 5.03%
Fannie Mae Connecticut Avenue Securities
2.42%, 07/25/2030 $ 7,498 $ 7,499
1.00 x 1 Month USD LIBOR + 0.60%
2.47%, 08/25/2030 823 823
1.00 x 1 Month USD LIBOR + 0.65%
3.27%, 01/25/2029 623 623
1.00 x 1 Month USD LIBOR + 1.45%
Fannie Mae REMIC Trust 2005-W2
2.02%, 05/25/2035 163 163
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 91 92
3.00%, 04/25/2027
(m)
2,401 175
3.50%, 09/25/2027
(m)
3,854 324
3.50%, 11/25/2027
(m)
1,018 86
3.50%, 05/25/2028
(m)
1,334 100
3.50%, 03/25/2031
(m)
2,378 128
4.00%, 04/25/2043
(m)
564 67
4.18%, 05/25/2046
(m)
9,165 1,955
(1.00) x 1 Month USD LIBOR + 6.00%
4.18%, 11/25/2046
(m)
7,653 1,701
(1.00) x 1 Month USD LIBOR + 6.00%
4.23%, 03/25/2047
(m)
4,738 921
(1.00) x 1 Month USD LIBOR + 6.05%
4.28%, 02/25/2043
(m)
3,716 677
(1.00) x 1 Month USD LIBOR + 6.10%
4.28%, 09/25/2046
(m)
4,702 886
(1.00) x 1 Month USD LIBOR + 6.10%
4.38%, 10/25/2048
(m)
7,434 1,433
(1.00) x 1 Month USD LIBOR + 6.20%
4.68%, 12/25/2021
(m)
96 3
(1.00) x 1 Month USD LIBOR + 6.50%
4.68%, 03/25/2022
(m)
119 5
(1.00) x 1 Month USD LIBOR + 6.50%
21.77%, 08/25/2035
(m)
3 —
(10.00) x 1 Month USD LIBOR + 40.00%
Freddie Mac REMICS
2.00%, 02/15/2036 445 443
2.37%, 05/15/2049 11,552 11,551
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 09/15/2025
(m)
814 12
3.00%, 05/15/2027
(m)
2,641 164
3.00%, 10/15/2027
(m)
605 48
3.00%, 02/15/2029
(m)
3,879 267
3.50%, 02/15/2028
(m)
2,355 194
3.50%, 01/15/2040
(m)
3,063 186
3.50%, 03/15/2041
(m)
4,099 381
4.00%, 04/15/2025
(m)
1,125 24
4.13%, 02/15/2046
(m)
7,870 1,513
(1.00) x 1 Month USD LIBOR + 6.05%
4.73%, 05/15/2026
(m)
1,710 151
(1.00) x 1 Month USD LIBOR + 6.65%
4.83%, 09/15/2034
(m)
228 9
(1.00) x 1 Month USD LIBOR + 6.75%
Freddie Mac Structured Agency Credit Risk Debt
Notes
2.37%, 04/25/2030 153 153
1.00 x 1 Month USD LIBOR + 0.55%
4.67%, 04/25/2028 1,284 1,298
1.00 x 1 Month USD LIBOR + 2.85%
Ginnie Mae
1.75%, 10/16/2037 99 98
3.50%, 02/20/2040
(m)
2,583 181
3.50%, 01/20/2043
(m)
4,244 801
4.00%, 03/16/2039
(m)
2,118 191
4.00%, 09/20/2040
(m)
2,367 297
4.20%, 11/20/2040
(m)
2,798 565
(1.00) x 1 Month USD LIBOR + 6.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
4.20%, 08/20/2042
(m)
$ 6,588 $ 1,305
(1.00) x 1 Month USD LIBOR + 6.05%
4.20%, 05/20/2046
(m)
5,298 1,082
(1.00) x 1 Month USD LIBOR + 6.05%
4.21%, 07/16/2042
(m)
6,280 1,262
(1.00) x 1 Month USD LIBOR + 6.10%
4.24%, 05/16/2047
(m)
5,373 1,109
(1.00) x 1 Month USD LIBOR + 6.15%
4.25%, 02/20/2046
(m)
6,842 1,393
(1.00) x 1 Month USD LIBOR + 6.10%
4.30%, 08/20/2044
(m)
2,517 525
(1.00) x 1 Month USD LIBOR + 6.15%
4.30%, 03/20/2047
(m)
7,650 1,441
(1.00) x 1 Month USD LIBOR + 6.15%
4.30%, 04/20/2047
(m)
6,732 1,401
(1.00) x 1 Month USD LIBOR + 6.15%
4.35%, 08/20/2042
(m)
2,894 488
(1.00) x 1 Month USD LIBOR + 6.20%
4.35%, 11/20/2045
(m)
5,043 976
(1.00) x 1 Month USD LIBOR + 6.20%
4.35%, 07/20/2047
(m)
5,882 1,160
(1.00) x 1 Month USD LIBOR + 6.20%
4.35%, 08/20/2047
(m)
3,850 830
(1.00) x 1 Month USD LIBOR + 6.20%
4.35%, 08/20/2047
(m)
6,259 1,770
(1.00) x 1 Month USD LIBOR + 6.20%
4.35%, 08/20/2047
(m)
3,167 732
(1.00) x 1 Month USD LIBOR + 6.20%
4.35%, 09/20/2047
(m)
8,030 1,471
(1.00) x 1 Month USD LIBOR + 6.20%
4.40%, 10/20/2047
(m)
5,874 1,289
(1.00) x 1 Month USD LIBOR + 6.25%
4.50%, 05/16/2043
(m)
1,941 386
4.50%, 04/16/2044
(m)
540 74
4.75%, 07/20/2042
(m)
7,123 1,632
(1.00) x 1 Month USD LIBOR + 6.60%
4.76%, 04/16/2042
(m)
3,170 772
(1.00) x 1 Month USD LIBOR + 6.65%
4.80%, 12/20/2040
(m)
4,278 967
(1.00) x 1 Month USD LIBOR + 6.65%
4.90%, 11/20/2045
(m)
6,275 1,377
(1.00) x 1 Month USD LIBOR + 6.75%
5.06%, 04/20/2041
(m)
1,450 291
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.80%, 06/25/2046
( i ),(l)
5,749 5,770
JP Morgan Mortgage Trust 2016-3
3.50%, 10/25/2046
( i ),(l)
4,732 4,815
Merrill Lynch Mortgage Investors Trust Series
2005-A8
2.17%, 08/25/2036 67 67
1.00 x 1 Month USD LIBOR + 0.35%
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
( i ),(l)
2,774 2,828
Wells Fargo Mortgage Backed Securities 2005-
AR16 Trust
5.15%, 03/25/2035
(l)
55 56
$ 73,457
Office & Business Equipment - 0.04%
Xerox Corp
3.63%, 03/15/2023 640 654
Oil & Gas - 2.16%
Alta Mesa Holdings LP / Alta Mesa Finance
Services Corp
7.88%, 12/15/2024 200 23
Antero Resources Corp
5.13%, 12/01/2022 80 60

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
( i )
$ 160 $ 122
10.00%, 04/01/2022
( i )
726 687
BP Capital Markets America Inc
3.41%, 02/11/2026 1,525 1,619
4.23%, 11/06/2028 735 832
Brazos Valley Longhorn LLC / Brazos Valley
Longhorn Finance Corp
6.88%, 02/01/2025 345 271
Callon Petroleum Co
6.38%, 07/01/2026 100 93
Canadian Natural Resources Ltd
4.95%, 06/01/2047 250 293
Carrizo Oil & Gas Inc
6.25%, 04/15/2023
(e)
50 46
Centennial Resource Production LLC
6.88%, 04/01/2027
( i )
200 196
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(f),(g)
1,385 —
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023 1,850 1,877
CNX Resources Corp
5.88%, 04/15/2022 200 195
Comstock Resources Inc
9.75%, 08/15/2026 85 67
Continental Resources Inc/OK
3.80%, 06/01/2024 1,693 1,731
4.38%, 01/15/2028 865 891
4.90%, 06/01/2044 435 429
5.00%, 09/15/2022 102 103
Denbury Resources Inc
7.75%, 02/15/2024
( i )
245 180
9.00%, 05/15/2021
( i )
40 35
Diamond Offshore Drilling Inc
4.88%, 11/01/2043 100 51
Ecopetrol SA
7.38%, 09/18/2043 270 358
EP Energy LLC / Everest Acquisition Finance Inc
0.00%, 05/01/2024
(d),( i )
100 2
0.00%, 05/15/2026
(d),( i )
890 619
Exxon Mobil Corp
2.44%, 08/16/2029 1,355 1,365
3.00%, 08/16/2039 660 669
Gulfport Energy Corp
6.38%, 05/15/2025 700 423
Marathon Oil Corp
4.40%, 07/15/2027 855 919
6.60%, 10/01/2037 1,230 1,511
MEG Energy Corp
7.00%, 03/31/2024
( i )
75 70
Murphy Oil Corp
4.20%, 12/01/2022 105 107
Nabors Industries Inc
5.75%, 02/01/2025 475 354
Noble Holding International Ltd
7.88%, 02/01/2026
( i )
200 132
Oasis Petroleum Inc
6.25%, 05/01/2026
(e),( i )
345 235
6.88%, 01/15/2023
(e)
230 199
Occidental Petroleum Corp
2.90%, 08/15/2024 1,175 1,186
3.20%, 08/15/2026 535 542
3.50%, 08/15/2029 1,120 1,135
Pacific Drilling SA
8.38%, 10/01/2023
( i )
55 44
Parsley Energy LLC / Parsley Finance Corp
5.38%, 01/15/2025
( i )
80 82
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petrobras Global Finance BV
5.09%, 01/15/2030
( i )
$ 1,925 $ 2,040
Petroleos Mexicanos
6.50%, 03/13/2027 1,700 1,802
6.84%, 01/23/2030
( i )
500 534
QEP Resources Inc
5.63%, 03/01/2026 90 81
Range Resources Corp
5.00%, 03/15/2023
(e)
95 82
Rowan Cos Inc
4.88%, 06/01/2022 50 33
Sanchez Energy Corp
0.00%, 01/15/2023
(d)
100 5
0.00%, 02/15/2023
(d),( i )
130 88
Saudi Arabian Oil Co
4.25%, 04/16/2039
( i )
575 616
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
( i )
2,400 2,401
SM Energy Co
6.63%, 01/15/2027 145 122
Southwestern Energy Co
7.75%, 10/01/2027
(e)
445 383
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 745 765
5.50%, 02/15/2026 145 150
5.88%, 03/15/2028 50 53
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
( i )
675 707
Total Capital International SA
2.83%, 01/10/2030 755 782
3.46%, 07/12/2049 810 858
Transocean Inc
9.00%, 07/15/2023
( i )
155 158
Ultra Resources Inc
6.88%, 04/15/2022
( i )
135 14
Whiting Petroleum Corp
6.63%, 01/15/2026 200 124
$ 31,551
Oil & Gas Services - 0.01%
Nine Energy Service Inc
8.75%, 11/01/2023
( i )
80 60
SESI LLC
7.13%, 12/15/2021 70 53
$ 113
Other Asset Backed Securities - 0.04%
Chase Funding Trust Series 2003-5
2.42%, 07/25/2033 612 602
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
2.28%, 12/25/2033 22 22
1.00 x 1 Month USD LIBOR + 0.46%
$ 624
Packaging & Containers - 0.26%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
( i )
390 394
4.25%, 09/15/2022
( i )
275 279
6.00%, 02/15/2025
( i )
200 210
Ball Corp
5.25%, 07/01/2025 100 111
Berry Global Inc
5.13%, 07/15/2023 120 123
Crown Americas LLC / Crown Americas Capital
Corp IV
4.50%, 01/15/2023 75 78
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 670 804

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Flex Acquisition Co Inc
6.88%, 01/15/2025
( i )
$ 260 $ 244
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
( i )
90 93
7.25%, 04/15/2025
( i )
565 540
Owens-Brockway Glass Container Inc
5.88%, 08/15/2023
( i )
45 48
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
( i )
90 92
5.50%, 07/15/2021
( i )
150 150
3 Month USD LIBOR + 3.50%
5.75%, 10/15/2020 170 170
Sealed Air Corp
4.88%, 12/01/2022
( i )
390 413
$ 3,749
Pharmaceuticals - 1.59%
AbbVie Inc
3.38%, 11/14/2021 25 26
4.88%, 11/14/2048 15 17
Bausch Health Americas Inc
8.50%, 01/31/2027
( i )
465 522
Bausch Health Cos Inc
5.88%, 05/15/2023
( i )
19 19
6.50%, 03/15/2022
( i )
510 525
Bayer US Finance II LLC
3.88%, 12/15/2023
( i )
2,070 2,168
Bristol-Myers Squibb Co
2.60%, 05/16/2022
( i )
1,935 1,974
2.90%, 07/26/2024
( i )
1,875 1,943
4.13%, 06/15/2039
( i )
2,540 2,894
4.25%, 10/26/2049
( i )
970 1,134
Cigna Corp
3.40%, 09/17/2021 255 261
3.75%, 07/15/2023 240 251
4.13%, 11/15/2025 225 244
4.90%, 12/15/2048 475 552
CVS Health Corp
2.75%, 12/01/2022 170 173
3.00%, 08/15/2026 860 874
3.70%, 03/09/2023 2,700 2,815
4.88%, 07/20/2035 1,355 1,540
Elanco Animal Health Inc
4.90%, 08/28/2028 250 272
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
5.75%, 08/01/2022
( i )
95 38
Zoetis Inc
3.90%, 08/20/2028 3,455 3,807
4.45%, 08/20/2048 1,030 1,234
$ 23,283
Pipelines - 2.22%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
( i )
550 591
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.13%, 11/15/2022
( i )
300 295
Buckeye Partners LP
3.95%, 12/01/2026 245 226
Cheniere Energy Partners LP
5.25%, 10/01/2025 400 414
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
( i )
225 226
DCP Midstream Operating LP
5.35%, 03/15/2020
( i )
5,400 5,440
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc
6.00%, 01/15/2077
(j)
$ 245 $ 258
3 Month USD LIBOR + 3.89%
Energy Transfer Operating LP
5.15%, 03/15/2045 910 949
5.25%, 04/15/2029 755 849
6.25%, 04/15/2049 985 1,176
Enterprise Products Operating LLC
3.13%, 07/31/2029 2,345 2,408
4.20%, 01/31/2050 1,230 1,301
5.38%, 02/15/2078
(j)
1,210 1,189
3 Month USD LIBOR + 2.57%
Genesis Energy LP / Genesis Energy Finance
Corp
6.75%, 08/01/2022 115 116
Hess Infrastructure Partners LP / Hess
Infrastructure Partners Finance Corp
5.63%, 02/15/2026
( i )
1,450 1,517
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 520 540
Kinder Morgan Inc/DE
5.63%, 11/15/2023
( i )
1,905 2,117
MPLX LP
4.00%, 03/15/2028 810 842
4.25%, 12/01/2027
( i )
95 100
4.88%, 12/01/2024 400 436
5.50%, 02/15/2049 840 944
NGL Energy Partners LP / NGL Energy Finance
Corp
7.50%, 04/15/2026
( i )
275 263
NuStar Logistics LP
5.63%, 04/28/2027 110 114
6.00%, 06/01/2026 230 246
6.75%, 02/01/2021 400 414
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 2,075 2,279
5.75%, 05/15/2024 3,335 3,722
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027
( i )
466 499
Western Midstream Operating LP
5.50%, 08/15/2048 925 802
Williams Cos Inc/The
5.75%, 06/24/2044 1,915 2,210
$ 32,483
Real Estate - 0.01%
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
( i )
75 78
REITs - 1.04%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025 2,645 2,790
4.70%, 07/01/2030 1,900 2,214
Camden Property Trust
3.15%, 07/01/2029 1,745 1,836
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 2,320 2,443
ESH Hospitality Inc
5.25%, 05/01/2025
( i )
55 57
Essex Portfolio LP
3.00%, 01/15/2030 1,610 1,636
4.00%, 03/01/2029 880 966
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 1,475 1,476
Iron Mountain Inc
4.38%, 06/01/2021
( i )
85 86
5.25%, 03/15/2028
( i )
100 105

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
5.63%, 05/01/2024 $ 50 $ 55
Mid-America Apartments LP
3.95%, 03/15/2029 765 845
MPT Operating Partnership LP / MPT Finance
Corp
6.38%, 03/01/2024 160 167
SBA Communications Corp
4.88%, 09/01/2024 125 130
Trust F/1401
5.25%, 01/30/2026 400 426
$ 15,232
Retail - 0.14%
Claire's Stores Escrow - GCB
0.00%, 03/15/2019
(d),(f),(g)
400 —
Ferrellgas LP / Ferrellgas Finance Corp
6.50%, 05/01/2021
(e)
100 84
Golden Nugget Inc
6.75%, 10/15/2024
( i )
195 201
Home Depot Inc/The
5.88%, 12/16/2036 500 695
IRB Holding Corp
6.75%, 02/15/2026
( i )
170 173
JC Penney Corp Inc
5.88%, 07/01/2023
( i )
40 35
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
5.25%, 06/01/2026
( i )
105 111
L Brands Inc
5.25%, 02/01/2028 60 56
6.69%, 01/15/2027 126 124
Staples Inc
10.75%, 04/15/2027
( i )
300 312
Walmart Inc
2.85%, 07/08/2024 95 99
4.05%, 06/29/2048 115 137
$ 2,027
Semiconductors - 0.25%
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
( i )
1,425 1,519
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
( i )
475 508
Xilinx Inc
2.95%, 06/01/2024 1,630 1,684
$ 3,711
Software - 0.45%
CDK Global Inc
4.88%, 06/01/2027 40 42
Dun & Bradstreet Corp/The
10.25%, 02/15/2027
( i )
110 121
Epicor Software Corp
9.35%, 06/30/2023
( i )
110 109
3 Month USD LIBOR + 7.25%
Genesys Telecommunications Laboratories
Inc/ Greeneden Lux 3 Sarl
10.00%, 11/30/2024
( i )
45 49
Infor US Inc
6.50%, 05/15/2022 75 76
Microsoft Corp
3.70%, 08/08/2046 1,125 1,280
4.45%, 11/03/2045 1,060 1,346
4.50%, 02/06/2057 390 507
MSCI Inc
5.75%, 08/15/2025
( i )
65 68
Open Text Corp
5.88%, 06/01/2026
( i )
435 464
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp
2.50%, 10/15/2022 $ 30 $ 31
2.95%, 11/15/2024 2,145 2,234
4.00%, 11/15/2047 110 123
Rackspace Hosting Inc
8.63%, 11/15/2024
(e),( i )
100 91
Solera LLC / Solera Finance Inc
10.50%, 03/01/2024
( i )
65 68
$ 6,609
Sovereign - 1.36%
Abu Dhabi Government International Bond
2.13%, 09/30/2024
( i )
1,700 1,691
Argentine Republic Government International
Bond
5.63%, 01/26/2022 1,345 565
Bahrain Government International Bond
5.63%, 09/30/2031
( i )
400 420
CoBank ACB
6.25%, 12/31/2049
(h),(j)
670 719
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.88%, 04/25/2027 725 770
Croatia Government International Bond
6.63%, 07/14/2020 150 154
Dominican Republic International Bond
6.40%, 06/05/2049
( i )
375 406
Ecuador Government International Bond
7.88%, 01/23/2028 300 269
Egypt Government International Bond
5.58%, 02/21/2023
( i )
825 846
Honduras Government International Bond
7.50%, 03/15/2024 350 385
Hungary Government International Bond
5.38%, 02/21/2023 376 412
Indonesia Government International Bond
5.38%, 10/17/2023
( i )
2,850 3,143
Jamaica Government International Bond
7.88%, 07/28/2045 200 264
Kenya Government International Bond
8.00%, 05/22/2032
( i )
510 543
Mexico Government International Bond
4.15%, 03/28/2027 965 1,034
4.75%, 03/08/2044 30 33
Morocco Government International Bond
4.25%, 12/11/2022 390 408
Qatar Government International Bond
3.25%, 06/02/2026 2,100 2,202
Republic of Poland Government International
Bond
3.25%, 04/06/2026 400 426
Romanian Government International Bond
4.88%, 01/22/2024 250 275
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
( i )
1,400 1,610
Saudi Government International Bond
4.00%, 04/17/2025
( i )
1,275 1,369
Turkey Government International Bond
6.35%, 08/10/2024 1,200 1,236
Ukraine Government International Bond
9.75%, 11/01/2028
( i )
575 684
$ 19,864
Student Loan Asset Backed Securities - 0.08%
Navient Private Education Loan Trust 2017-A
2.32%, 12/16/2058
( i )
746 745
1.00 x 1 Month USD LIBOR + 0.40%

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
163
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Student Loan Trust 2017-3
2.12%, 07/26/2066
( i )
$ 494 $ 494
1.00 x 1 Month USD LIBOR + 0.30%
$ 1,239
Telecommunications - 2.07%
AT&T Inc
3.60%, 07/15/2025 335 353
4.05%, 12/15/2023 1,170 1,249
5.35%, 09/01/2040 2,905 3,441
5.38%, 10/15/2041 1,065 1,250
5.45%, 03/01/2047 1,290 1,559
Axtel SAB de CV
6.38%, 11/14/2024
(e)
450 470
Cincinnati Bell Inc
7.00%, 07/15/2024
( i )
75 68
Cisco Systems Inc
5.50%, 01/15/2040 20 28
CommScope Inc
8.25%, 03/01/2027
( i )
250 237
CommScope Technologies LLC
6.00%, 06/15/2025
( i )
90 80
Embarq Corp
8.00%, 06/01/2036 360 356
Frontier Communications Corp
11.00%, 09/15/2025 200 94
GTT Communications Inc
7.88%, 12/31/2024
( i )
245 143
HC2 Holdings Inc
11.50%, 12/01/2021
( i )
100 91
Hughes Satellite Systems Corp
6.63%, 08/01/2026 95 103
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 950 888
8.00%, 02/15/2024
( i )
265 272
8.50%, 10/15/2024
( i )
115 116
Level 3 Financing Inc
5.13%, 05/01/2023 305 309
5.38%, 05/01/2025 90 93
Millicom International Cellular SA
6.25%, 03/25/2029
( i )
250 273
Nokia Oyj
6.63%, 05/15/2039 70 80
Rogers Communications Inc
3.70%, 11/15/2049
(k)
855 873
4.35%, 05/01/2049 450 507
Sprint Capital Corp
8.75%, 03/15/2032 370 451
Sprint Communications Inc
6.00%, 11/15/2022 200 211
Sprint Corp
7.13%, 06/15/2024 425 461
7.63%, 03/01/2026 290 321
7.88%, 09/15/2023 320 353
Telecom Italia Capital SA
6.38%, 11/15/2033 225 248
7.72%, 06/04/2038 80 98
Telecom Italia SpA /Milano
5.30%, 05/30/2024
( i )
235 251
TELUS Corp
4.30%, 06/15/2049 1,380 1,566
T-Mobile USA Inc
0.00%, 04/15/2022
(d),(f),(g)
205 —
0.00%, 03/01/2023
(d),(f),(g)
10 —
0.00%, 01/15/2024
(d),(f),(g)
190 —
0.00%, 04/15/2024
(d),(f),(g)
345 —
0.00%, 04/15/2025
(d),(f),(g)
980 —
0.00%, 01/15/2026
(d),(f),(g)
1,330 —
0.00%, 02/01/2026
(d),(f),(g)
395 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc   (continued)
0.00%, 04/15/2027
(d),(f),(g)
$ 50 $ —
4.00%, 04/15/2022 1,265 1,306
4.50%, 02/01/2026 270 278
5.13%, 04/15/2025 225 234
6.50%, 01/15/2026 590 631
VEON Holdings BV
3.95%, 06/16/2021
( i )
575 583
Verizon Communications Inc
3.88%, 02/08/2029 2,940 3,251
4.81%, 03/15/2039 1,390 1,690
5.01%, 08/21/2054 1,095 1,418
5.25%, 03/16/2037 2,030 2,557
Vodafone Group PLC
4.13%, 05/30/2025 165 179
4.88%, 06/19/2049 875 984
West Corp
8.50%, 10/15/2025
(e),( i )
200 151
$ 30,155
Textiles - 0.01%
Delta Merlin Dunia Tekstil PT
0.00%, 03/12/2024
(d),( i )
1,000 100
Toys, Games & Hobbies - 0.01%
Mattel Inc
6.75%, 12/31/2025
( i )
100 104
Transportation - 0.16%
Burlington Northern Santa Fe LLC
4.38%, 09/01/2042 90 104
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d)
1,749 594
Kazakhstan Temir Zholy National Co JSC
4.85%, 11/17/2027
( i )
650 744
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
( i )
445 363
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
( i )
165 96
11.25%, 08/15/2022
( i )
140 99
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(e),( i )
175 172
Union Pacific Corp
4.38%, 11/15/2065 35 38
XPO Logistics Inc
6.50%, 06/15/2022
( i )
91 93
$ 2,303
Trucking & Leasing - 0.05%
DAE Funding LLC
4.50%, 08/01/2022
( i )
405 412
5.75%, 11/15/2023
( i )
355 372
$ 784
TOTAL BONDS $ 745,380
SENIOR FLOATING RATE INTERESTS
- 0.67%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.05%
Navistar Inc
5.43%, 11/06/2024
(o)
$ 648 $ 640
US LIBOR + 3.00%
Commercial Services - 0.03%
Garda World Security Corp
0.00%, 10/23/2026
(o),(p)
205 203
US LIBOR + 4.75%

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
164
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Refinitiv US Holdings Inc
5.54%, 09/18/2025
(o)
$ 256 $ 257
US LIBOR + 3.00%
$ 460
Computers - 0.05%
McAfee LLC
10.30%, 09/29/2025
(o)
736 739
US LIBOR + 3.25%
Consumer Products - 0.00%
Prestige Brands Inc
3.79%, 01/26/2024
(o)
11 11
US LIBOR + 2.00%
Diversified Financial Services - 0.06%
Russell Investments US Institutional Holdco Inc
5.04%, 06/01/2023
(o)
953 923
US LIBOR + 2.00%
Electrical Components & Equipment - 0.04%
Energizer Holdings Inc
4.31%, 12/17/2025
(o)
625 624
US LIBOR + 4.50%
Entertainment - 0.07%
Eldorado Resorts Inc
4.21%, 04/17/2024
(o)
668 667
US LIBOR + 3.00%
Lions Gate Capital Holdings LLC
4.04%, 03/24/2025
(o)
418 405
US LIBOR + 2.00%
$ 1,072
Food - 0.00%
Post Holdings Inc
3.83%, 05/24/2024
(o)
27 27
US LIBOR + 3.00%
Healthcare - Products - 0.00%
Agiliti Health Inc
5.06%, 01/04/2026
(o)
10 10
US LIBOR + 3.75%
Insurance - 0.07%
Asurion LLC
4.79%, 11/03/2023
(o)
417 418
US LIBOR + 7.25%
Genworth Holdings Inc
6.32%, 03/07/2023
(o)
634 632
US LIBOR + 3.50%
$ 1,050
Lodging - 0.06%
Golden Nugget LLC
4.69%, 10/04/2023
(o)
831 829
US LIBOR + 2.25%
Media - 0.04%
CSC Holdings LLC
4.53%, 04/15/2027
(o)
574 573
US LIBOR + 2.50%
Oil & Gas - 0.03%
California Resources Corp
6.55%, 12/31/2022
(o)
265 227
US LIBOR + 3.50%
12.17%, 12/31/2021
(o)
215 142
US LIBOR + 5.00%
$ 369
Pharmaceuticals - 0.05%
Bausch Health Americas Inc
4.92%, 05/19/2025
(o)
378 379
US LIBOR + 7.50%
Endo International PLC
6.06%, 04/29/2024
(o)
384 352
US LIBOR + 4.00%
$ 731
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 0.01%
Hercules Merger Sub LLC
0.00%, 11/15/2026
(o),(p)
$ 185 $ 186
US LIBOR + 2.75%
Retail - 0.03%
Academy Ltd
6.02%, 07/01/2022
(o)
214 143
US LIBOR + 4.50%
Claire's Stores Inc
0.75%, 10/12/2022
(o)
11 11
US LIBOR + 1.75%
9.19%, 10/12/2038
(o)
37 64
US LIBOR + 7.50%
IRB Holding Corp
5.22%, 01/17/2025
(o)
206 204
US LIBOR + 2.75%
$ 422
Telecommunications - 0.08%
Avaya Inc
6.17%, 12/16/2024
(o)
772 735
US LIBOR + 6.00%
Level 3 Parent LLC
3.98%, 02/22/2024
(o)
60 60
US LIBOR + 3.75%
Maxar Technologies Ltd
4.85%, 10/05/2024
(o)
380 336
US LIBOR + 4.25%
$ 1,131
TOTAL SENIOR FLOATING RATE INTERESTS $ 9,797
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 46.74%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3.39%
3.00%, 01/01/2043 $ 2,624 $ 2,708
3.00%, 02/01/2043 1,101 1,136
3.00%, 03/01/2043 463 480
3.00%, 01/01/2047 15,853 16,372
3.50%, 03/01/2048 996 1,039
4.00%, 02/01/2046 11,213 11,890
4.00%, 04/01/2048 84 87
4.50%, 04/01/2031 724 777
4.50%, 04/01/2041 4,657 5,050
4.50%, 12/01/2043 3,941 4,263
4.50%, 03/01/2046 1,017 1,122
5.00%, 06/01/2031 555 595
5.11%, 01/01/2034 41 41
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
5.50%, 08/01/2023 181 187
5.50%, 05/01/2033 49 55
5.50%, 10/01/2033 42 45
5.50%, 12/01/2033 596 668
5.50%, 11/01/2036 525 587
5.50%, 04/01/2038 155 173
5.50%, 08/01/2038 356 403
6.00%, 03/01/2022 5 6
6.00%, 07/01/2023 94 103
6.00%, 06/01/2028 2 2
6.00%, 01/01/2029 1 1
6.00%, 12/01/2031 23 27
6.00%, 12/01/2032 23 27
6.00%, 02/01/2033 117 130
6.00%, 12/01/2033 27 30
6.00%, 10/01/2036 180 207
6.00%, 01/01/2038 12 13
6.00%, 07/01/2038 883 1,008
6.50%, 03/01/2029 4 5
6.50%, 05/01/2029 6 7
6.50%, 04/01/2031 3 3
6.50%, 09/01/2031 2 2

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
165
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 02/01/2032 $ 2 $ 2
6.50%, 05/01/2032 8 10
6.50%, 04/01/2035 65 75
6.50%, 10/01/2035 48 56
7.00%, 12/01/2029 5 6
7.00%, 06/01/2030 11 12
7.00%, 12/01/2030 4 4
7.00%, 09/01/2031 1 1
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 5 6
7.50%, 03/01/2031 2 2
7.50%, 02/01/2032 3 3
8.00%, 09/01/2030 44 47
$ 49,474
Federal National Mortgage Association (FNMA) - 0.33%
3.53%, 10/01/2034 32 32
1.00 x 6 Month USD LIBOR + 1.08%
4.30%, 07/01/2033 458 477
1.00 x 12 Month USD LIBOR + 1.55%
4.36%, 08/01/2035 91 95
1.00 x 12 Month USD LIBOR + 1.74%
4.63%, 04/01/2033 71 75
1.00 x 6 Month USD LIBOR + 2.26%
4.67%, 04/01/2036 60 62
1.00 x 12 Month USD LIBOR + 1.66%
4.73%, 02/01/2036 16 16
1.00 x 12 Month USD LIBOR + 1.61%
4.85%, 01/01/2033 45 46
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
5.00%, 07/01/2044 2,292 2,508
5.03%, 03/01/2035 1,405 1,499
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.62%
$ 4,810
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15.78%
2.50%, 04/01/2028 2,033 2,063
2.50%, 06/01/2028 145 147
2.50%, 09/01/2029 562 569
3.00%, 11/01/2026
(q)
13,500 13,823
3.00%, 07/01/2028 3,542 3,648
3.00%, 10/01/2029 93 96
3.00%, 09/01/2032 185 190
3.00%, 10/01/2034 2,125 2,192
3.00%, 12/01/2040 176 181
3.00%, 04/01/2043 545 562
3.00%, 05/01/2043 698 720
3.00%, 08/01/2043 3,481 3,589
3.00%, 03/01/2048 11,885 12,238
3.00%, 11/01/2048
(q)
22,000 22,355
3.00%, 12/01/2048 215 219
3.50%, 04/01/2030 5,634 5,918
3.50%, 02/01/2033 39 41
3.50%, 10/01/2033 2,353 2,450
3.50%, 05/01/2034 4,816 5,091
3.50%, 08/01/2034 1,759 1,831
3.50%, 01/01/2041 234 246
3.50%, 07/01/2043 1,456 1,535
3.50%, 11/01/2044 4,015 4,228
3.50%, 08/01/2045 5,661 5,961
3.50%, 01/01/2046 4,971 5,309
3.50%, 11/01/2046 11,880 12,644
3.50%, 01/01/2047 13,677 14,599
3.50%, 04/01/2047 217 230
3.50%, 10/01/2047 1,222 1,299
3.50%, 10/01/2047 83 87
3.50%, 11/01/2047 5,569 5,910
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2047 $ 5,545 $ 5,837
3.50%, 01/01/2048 11,399 12,047
3.50%, 03/01/2048 91 94
3.50%, 06/01/2049 12,601 13,013
4.00%, 08/01/2020 102 106
4.00%, 02/01/2031 267 283
4.00%, 03/01/2034 700 752
4.00%, 04/01/2042 3,858 4,130
4.00%, 05/01/2047 16,575 17,392
4.00%, 06/01/2047 1,601 1,680
4.00%, 11/01/2047 15,043 15,952
4.00%, 06/01/2048 44 46
4.00%, 10/01/2048 4,614 4,911
4.50%, 04/01/2024 722 751
4.50%, 09/01/2040 723 784
4.50%, 06/01/2044 905 982
4.50%, 12/01/2044 7,043 7,577
5.00%, 06/01/2048 9,487 10,436
5.50%, 06/01/2020 7 7
5.50%, 09/01/2020 81 81
5.50%, 02/01/2023 17 18
5.50%, 06/01/2023 70 75
5.50%, 07/01/2023 1 2
5.50%, 07/01/2033 112 126
5.50%, 09/01/2033 140 158
5.50%, 05/01/2040 462 516
6.00%, 02/01/2023 7 8
6.00%, 02/01/2038 335 371
6.00%, 05/01/2038 32 35
6.00%, 08/01/2038 229 253
6.00%, 08/01/2038 217 240
6.50%, 05/01/2022 2 3
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 2 2
6.50%, 02/01/2032 2 2
6.50%, 04/01/2032 6 7
6.50%, 08/01/2032 6 7
6.50%, 07/01/2037 155 175
6.50%, 07/01/2037 281 334
6.50%, 12/01/2037 227 263
6.50%, 02/01/2038 303 348
6.50%, 03/01/2038 98 109
6.50%, 09/01/2038 344 398
7.00%, 03/01/2032 21 23
7.50%, 08/01/2032 5 6
$ 230,313
Government National Mortgage Association (GNMA) - 7.17%
3.00%, 06/20/2043 2,783 2,888
3.00%, 01/20/2045 1,392 1,441
3.00%, 06/20/2046 757 782
3.00%, 07/20/2046 16,137 16,689
3.50%, 03/15/2042 1,146 1,222
3.50%, 04/15/2042 1,090 1,149
3.50%, 09/20/2044 77 81
3.50%, 04/20/2047 230 239
3.50%, 09/20/2047 1,654 1,757
3.50%, 03/20/2048 4,069 4,225
3.50%, 06/20/2048 8,115 8,425
3.50%, 11/01/2048 24,000 24,907
3.75%, 07/20/2043 241 246
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 1.50%
4.00%, 02/15/2042 804 859
4.00%, 08/15/2045 2,991 3,222
4.00%, 01/20/2048 21,712 22,903
4.50%, 06/20/2025 1,765 1,856
4.50%, 09/15/2039 306 336

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
166
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 03/15/2040 $ 2,240 $ 2,440
4.50%, 08/15/2040 3,841 4,130
5.00%, 11/15/2033 1,560 1,731
5.00%, 06/15/2034 27 29
5.00%, 10/20/2039 127 140
5.00%, 07/20/2040 163 172
5.00%, 02/15/2042 1,090 1,223
5.50%, 10/15/2033 562 631
5.50%, 05/20/2035 59 66
5.50%, 02/15/2038 538 605
6.00%, 07/20/2028 22 25
6.00%, 11/20/2028 20 23
6.00%, 01/20/2029 24 26
6.00%, 07/20/2029 5 6
6.00%, 08/15/2031 18 20
6.00%, 01/15/2032 2 3
6.00%, 02/15/2032 10 11
6.00%, 02/15/2033 29 33
6.00%, 12/15/2033 39 44
6.50%, 03/20/2028 5 5
6.50%, 05/20/2029 4 5
6.50%, 10/15/2032 14 16
6.50%, 12/15/2032 49 54
7.00%, 06/15/2031 9 10
7.00%, 07/15/2031 1 2
7.00%, 06/15/2032 57 62
8.00%, 01/20/2031 4 4
$ 104,743
U.S. Treasury - 19.56%
1.25%, 10/31/2021 16,900 16,796
1.50%, 01/31/2022 2,025 2,024
1.63%, 10/31/2023 13,800 13,856
2.00%, 05/31/2021
(r)
4,540 4,569
2.00%, 10/31/2022 35,000 35,489
2.50%, 05/15/2024 50,000 52,109
3.00%, 09/30/2025 26,000 28,069
3.00%, 11/15/2045
(s)
39,000 45,485
3.13%, 05/15/2048 17,000 20,429
3.75%, 11/15/2043
(s)
4,035 5,246
3.88%, 08/15/2040 44,545 58,206
4.75%, 02/15/2037 2,300 3,272
$ 285,550
U.S. Treasury Bill - 0.51%
1.57%, 12/19/2019
(t)
7,500 7,486
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 682,376
Total Investments $ 1,507,663
Other Assets and Liabilities -  (3.27)% (47,752)
TOTAL NET ASSETS - 100.00% $ 1,459,911
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,642 or
0.32% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $791 or 0.05%
of net assets.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
( i ) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $167,255 or 11.46% of net assets.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security purchased on a when-issued basis.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after October 31, 2019, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $16 or 0.00% of net assets.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,309 or 0.16% of net assets.
(t) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 36.95%
Government 21.69%
Financial 10.84%
Consumer, Non-cyclical 6.62%
Money Market Funds 4.51%
Energy 4.45%
Communications 4.31%
Utilities 3.59%
Industrial 3.48%
Consumer, Cyclical 3.05%
Technology 1.59%
Basic Materials 1.39%
Asset Backed Securities 0.80%
Other Assets and Liabilities
(3.27)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Fund
October 31, 2019
See accompanying notes.
167
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 193,677 $ 1,741,270 $ 1,873,742 $ 61,205
$ 193,677 $ 1,741,270 $ 1,873,742 $ 61,205
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 2,7 47 $ — $ — $ —
$ 2,7 47 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2019 Long 345 $ 44,952 $ 318
US 2 Year Note; December 2019 Short 170 36,652 25
US 5 Year Note; December 2019 Short 135 16,093 (34)
US Long Bond; December 2019 Short 182 29,370 (108)
Total $ 201
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 11/08/2019 EUR 24,000 $ 26,410 $ 364 $ —
Barclays Bank PLC 11/08/2019 $ 27,000 EUR 24,000 226 —
Barclays Bank PLC 11/08/2019 EUR 5,900 $ 6,638 — (56)
Barclays Bank PLC 11/08/2019 $ 6,493 EUR 5,900 — (89)
Barclays Bank PLC 11/08/2019 $ 3,661 JPY 390,000 49 —
Barclays Bank PLC 11/08/2019 JPY 390,000 $ 3,661 — (49)
Barclays Bank PLC 11/08/2019 $ 427 CHF 415 6 —
Barclays Bank PLC 11/08/2019 CHF 415 $ 419 2 —
Barclays Bank PLC 11/08/2019 $ 418 CHF 415 — (3)
Barclays Bank PLC 11/08/2019 CHF 415 $ 428 — (7)
Goldman Sachs & Co 11/08/2019 GBP 6,900 $ 8,443 496 —
Goldman Sachs & Co 11/08/2019 $ 8,431 GBP 6,900 — (508)
Goldman Sachs & Co 11/08/2019 CAD 8,600 $ 6,484 4 7 —
Goldman Sachs & Co 11/08/2019 $ 6,484 CAD 8,600 — (46)
Total $ 1,1 90 $ (758)
Amounts in thousands.

Schedule of Investments
Diversified International Fund
October 31, 2019
See accompanying notes.
168
INVESTMENT COMPANIES - 1.42% Shares Held Value (000's)
Money Market Funds - 1.42%
BlackRock Liquidity FedFund 1.71%
(a),(b)
49,648,701 $ 49,649
Principal Government Money Market Fund
1.65%
(a),(b),(c)
120,902,134 120,902
$ 170,551
TOTAL INVESTMENT COMPANIES $ 170,551
COMMON STOCKS - 98.89% Shares Held Value (000's)
Aerospace & Defense - 1.30%
CAE Inc 1,831,200 45,923
Kawasaki Heavy Industries Ltd 1,076,300 25,829
Safran SA 530,098 83,962
$ 155,714
Apparel - 2.31%
Adidas AG 303,697 93,881
Fila Korea Ltd 696,743 34,379
LVMH Moet Hennessy Louis Vuitton SE 347,698 148,487
$ 276,747
Automobile Manufacturers - 3.92%
Ferrari NV 525,561 84,172
Isuzu Motors Ltd 5,104,500 59,314
Kia Motors Corp 1,961,778 71,698
Maruti Suzuki India Ltd 668,856 71,266
Toyota Motor Corp 2,654,700 184,185
$ 470,635
Automobile Parts & Equipment - 0.20%
Toyota Industries Corp 397,300 23,839
Banks - 10.22%
Banco Comercial Portugues SA 81,026,133 18,374
Banco do Brasil SA 3,211,300 38,443
Bangkok Bank PCL 5,275,700 30,486
Bank Leumi Le-Israel BM 9,972,485 72,642
BNP Paribas SA 1,890,022 98,772
BOC Hong Kong Holdings Ltd 12,401,500 42,607
Credicorp Ltd 315,733 67,579
DBS Group Holdings Ltd 3,133,800 59,733
DNB ASA 4,803,168 87,453
Erste Group Bank AG
( d)
2,252,015 79,649
Grupo Financiero Banorte SAB de CV 4,504,264 24,628
HDFC Bank Ltd ADR 733,974 44,838
ICICI Bank Ltd ADR 2,591,200 33,763
ING Groep NV 4,741,174 53,687
Krung Thai Bank PCL 43,991,300 24,185
Macquarie Group Ltd 1,188,887 109,779
Mediobanca Banca di Credito Finanziario SpA 3,696,445 43,956
OTP Bank Nyrt 660,403 30,456
Shinhan Financial Group Co Ltd 1,027,508 37,437
Skandinaviska Enskilda Banken AB 6,265,038 60,090
Toronto-Dominion Bank/The 2,058,500 117,546
United Overseas Bank Ltd 2,511,900 49,453
$ 1,225,556
Beverages - 1.61%
Carlsberg A/S 549,360 77,363
Coca-Cola HBC AG
( d)
842,636 25,657
Jiangsu Yanghe Brewery Joint-Stock Co Ltd 3,436,246 49,109
Thai Beverage PCL 61,750,600 41,459
$ 193,588
Biotechnology - 1.07%
CSL Ltd 723,976 127,678
Building Materials - 0.26%
Anhui Conch Cement Co Ltd 5,165,825 30,939
Chemicals - 1.41%
Koninklijke DSM NV 589,208 69,932
Nitto Denko Corp 964,700 53,373
Nutrien Ltd 968,200 46,318
$ 169,623
Commercial Services - 0.22%
Dai Nippon Printing Co Ltd 1,001,700 26,754
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 1.93%
Capgemini SE 149,741 $ 16,880
CyberArk Software Ltd
( d)
289,715 29,429
Logitech International SA 2,383,008 97,816
Nomura Research Institute Ltd 1,936,500 41,113
Obic Co Ltd 370,600 46,401
$ 231,639
Cosmetics & Personal Care - 0.40%
Essity AB 1,538,685 48,070
Distribution & Wholesale - 2.68%
Ferguson PLC 1,256,723 107,316
ITOCHU Corp 5,822,300 121,732
Sumitomo Corp 5,656,700 91,878
$ 320,926
Diversified Financial Services - 1.94%
AerCap Holdings NV
( d)
1,067,529 61,789
Housing Development Finance Corp Ltd 1,730,288 51,930
ORIX Corp 6,033,990 94,823
Tisco Financial Group PCL 7,468,200 24,109
$ 232,651
Electric - 2.78%
Chubu Electric Power Co Inc 2,717,300 40,765
Enel SpA 17,255,938 133,740
Iberdrola SA 13,089,868 134,551
Korea Electric Power Corp 1,101,737 24,085
$ 333,141
Electrical Components & Equipment - 0.32%
Delta Electronics Inc 8,812,000 38,689
Electronics - 1.38%
Halma PLC 1,752,353 42,522
Hoya Corp 1,392,504 123,065
$ 165,587
Energy - Alternate Sources - 0.55%
Vestas Wind Systems A/S 810,100 65,997
Engineering & Construction - 1.63%
ACS Actividades de Construccion y Servicios SA 1,510,487 61,293
Vinci SA
( e)
1,198,136 134,426
$ 195,719
Food - 4.72%
Koninklijke Ahold Delhaize NV 1,653,048 41,194
MEIJI Holdings Co Ltd 648,600 46,750
Nestle India Ltd 148,648 31,284
Nestle SA 2,726,459 291,680
Seven & i Holdings Co Ltd 1,224,400 46,258
Uni-President Enterprises Corp 31,090,000 76,804
X5 Retail Group NV 961,890 32,168
$ 566,138
Food Service - 0.88%
Compass Group PLC 3,975,023 105,832
Forest Products & Paper - 0.59%
Mondi PLC 3,390,053 70,289
Hand & Machine Tools - 0.48%
Techtronic Industries Co Ltd 7,331,000 57,292
Healthcare - Products - 1.52%
Carl Zeiss Meditec AG 274,193 29,888
Koninklijke Philips NV 1,280,591 56,185
Sartorius Stedim Biotech 205,297 30,756
Sonova Holding AG 142,311 32,657
Straumann Holding AG 36,907 32,976
$ 182,462
Healthcare - Services - 1.35%
ICON PLC
( d)
514,750 75,617
Lonza Group AG
( d)
238,959 86,128
$ 161,745
Home Builders - 0.83%
Persimmon PLC 1,751,090 51,651
Taylor Wimpey PLC 22,426,701 48,099
$ 99,750

Schedule of Investments
Diversified International Fund
October 31, 2019
See accompanying notes.
169
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 1.33%
Howden Joinery Group PLC 6,631,350 $ 49,631
Sony Corp 1,802,100 109,692
$ 159,323
Insurance - 8.15%
ASR Nederland NV 1,251,055 45,862
AXA SA 3,854,456 102,032
BB Seguridade Participacoes SA 7,103,550 60,133
Fairfax Financial Holdings Ltd 133,000 56,346
Hannover Rueck SE 491,534 87,102
IRB Brasil Resseguros S/A 3,198,900 30,055
Legal & General Group PLC 36,755,162 125,642
M&G PLC
( d)
6,627,150 18,354
NN Group NV 2,321,547 88,583
PICC Property & Casualty Co Ltd 8,718,000 11,033
Prudential PLC 5,239,342 91,515
Sompo Holdings Inc 1,421,400 55,870
Swiss Life Holding AG 217,930 109,143
Tokio Marine Holdings Inc 1,764,700 95,409
$ 977,079
Internet - 2.68%
Alibaba Group Holding Ltd ADR
(d)
919,436 162,437
Tencent Holdings Ltd 3,923,432 159,146
$ 321,583
Investment Companies - 0.72%
EXOR NV 402,760 30,877
Investor AB 1,084,849 55,658
$ 86,535
Machinery - Diversified - 1.11%
Amada Holdings Co Ltd 3,681,200 41,922
Keyence Corp 94,200 59,562
Valmet Oyj 1,394,263 31,205
$ 132,689
Metal Fabrication & Hardware - 0.20%
SKF AB 1,335,059 24,173
Mining - 1.41%
MMC Norilsk Nickel PJSC ADR 2,278,892 63,205
Newcrest Mining Ltd 1,396,841 30,491
Rio Tinto Ltd 1,207,643 75,517
$ 169,213
Oil & Gas - 5.08%
BP PLC 15,768,043 99,991
Canadian Natural Resources Ltd 1,623,300 40,931
LUKOIL PJSC ADR 746,213 68,766
Neste Oyj 3,088,973 111,612
Parkland Fuel Corp 773,600 25,696
Petrobras Distribuidora SA 4,149,700 29,386
PTT PCL 44,625,400 66,900
Reliance Industries Ltd 4,747,249 97,847
Suncor Energy Inc 2,290,300 68,095
$ 609,224
Pharmaceuticals - 5.00%
Merck KGaA 561,774 67,001
Novartis AG 2,099,579 183,451
Novo Nordisk A/S 1,792,676 98,577
Roche Holding AG 833,160 250,745
$ 599,774
Pipelines - 1.21%
Pembina Pipeline Corp 1,589,400 55,957
TC Energy Corp 1,777,800 89,612
$ 145,569
Private Equity - 3.12%
3i Group PLC 10,128,939 148,013
Brookfield Asset Management Inc 3,498,302 193,441
Intermediate Capital Group PLC 1,674,291 32,223
$ 373,677
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 2.16%
CK Asset Holdings Ltd 9,872,500 $ 68,690
LEG Immobilien AG 264,407 30,371
PSP Swiss Property AG 293,291 38,821
Vonovia SE 1,169,054 62,258
Wharf Real Estate Investment Co Ltd 10,030,000 58,994
$ 259,134
Retail - 4.62%
Alimentation Couche-Tard Inc 4,615,492 138,419
ANTA Sports Products Ltd 9,499,000 92,920
Grafton Group PLC 2,996,334 30,342
Hennes & Mauritz AB 3,309,546 69,366
Home Product Center PCL 66,296,100 37,586
Li Ning Co Ltd 18,589,500 63,034
Pan Pacific International Holdings Corp 3,165,200 49,825
Wal-Mart de Mexico SAB de CV 23,948,678 71,772
WH Smith PLC 6,075 172
$ 553,436
Semiconductors - 6.15%
ASML Holding NV 401,174 105,153
NXP Semiconductors NV 733,131 83,342
Samsung Electronics Co Ltd 5,008,616 216,472
SK Hynix Inc 1,013,238 71,247
Taiwan Semiconductor Manufacturing Co Ltd 26,645,544 261,121
$ 737,335
Software - 1.60%
Capcom Co Ltd 1,366,400 32,252
Dassault Systemes SE 417,511 63,410
Nemetschek SE 405,141 20,671
SimCorp A/S 299,297 26,781
Tech Mahindra Ltd 4,659,718 48,520
$ 191,634
Telecommunications - 5.36%
China Mobile Ltd 9,508,000 77,269
Deutsche Telekom AG 4,425,226 77,864
Nice Ltd ADR
(d)
432,688 68,274
Nippon Telegraph & Telephone Corp 2,357,000 117,008
Orange SA 3,237,025 52,098
SK Telecom Co Ltd 75,393 15,410
SoftBank Group Corp 2,723,200 104,752
Telefonaktiebolaget LM Ericsson 10,987,668 96,019
Telenor ASA 1,830,351 34,257
$ 642,951
Toys, Games & Hobbies - 0.53%
Nintendo Co Ltd 173,400 63,601
Transportation - 1.96%
Canadian National Railway Co 1,734,548 155,136
East Japan Railway Co 878,500 79,751
$ 234,887
TOTAL COMMON STOCKS $ 11,858,817
PREFERRED STOCKS - 0.43% Shares Held Value (000's)
Investment Companies - 0.43%
Itausa - Investimentos Itau SA 0.08% 14,949,589 $ 51,068
TOTAL PREFERRED STOCKS $ 51,068
Total Investments $ 12,080,436
Other Assets and Liabilities -  (0.74)% (88,550)
TOTAL NET ASSETS - 100.00% $ 11,991,886
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $122,029 or 1.02 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Diversified International Fund
October 31, 2019
See accompanying notes.
170
Portfolio Summary  ( unaudited)
Location Percent
Japan 15.35%
Switzerland 9.58%
United Kingdom 8.88%
Canada 8.60%
France 6.09%
Netherlands 4.79%
China 4.75%
Korea, Republic Of 3.93%
Germany 3.91%
India 3.16%
Taiwan 3.14%
Sweden 2.94%
Hong Kong 2.54%
Australia 2.24%
Denmark 2.23%
Italy 2.19%
Thailand 1.88%
Brazil 1.75%
Spain 1.63%
Israel 1.42%
United States 1.42%
Ireland 1.40%
Russian Federation 1.37%
Finland 1.19%
Norway 1.02%
Singapore 0.91%
Mexico 0.81%
Austria 0.66%
Peru 0.56%
Hungary 0.25%
Portugal 0.15%
Other Assets and Liabilities
(0.74)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 269,817 $ 2,788,857 $ 2,937,772 $ 120,902
$ 269,817 $ 2,788,857 $ 2,937,772 $ 120,902
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 5,220 $ — $ — $ —
$ 5,220 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Equity Income Fund
October 31, 2019
See accompanying notes.
171
INVESTMENT COMPANIES - 2.49% Shares Held Value (000's)
Money Market Funds - 2.49%
BlackRock Liquidity FedFund 1.71%
(a),(b)
5,571,997 $ 5,572
Principal Government Money Market Fund
1.65%
(a),(b),(c)
189,994,869 189,995
$ 195,567
TOTAL INVESTMENT COMPANIES $ 195,567
COMMON STOCKS - 97.43% Shares Held Value (000's)
Aerospace & Defense - 0.36%
Boeing Co/The 84,123 28,594
Airlines - 1.65%
Delta Air Lines Inc 2,346,275 129,233
Apparel - 1.22%
VF Corp 1,160,418 95,491
Automobile Manufacturers - 1.58%
PACCAR Inc 1,627,910 123,819
Automobile Parts & Equipment - 1.78%
Magna International Inc 2,594,272 139,494
Banks - 10.33%
First Republic Bank/CA 1,048,358 111,503
JPMorgan Chase & Co 1,868,412 233,402
PNC Financial Services Group Inc/The 1,351,019 198,195
SunTrust Banks Inc 1,587,203 108,469
US Bancorp 2,793,874 159,307
$ 810,876
Beverages - 1.65%
Coca-Cola Co/The 2,380,023 129,545
Biotechnology - 0.60%
Corteva Inc 1,797,861 47,428
Chemicals - 3.05%
Air Products & Chemicals Inc 384,625 82,025
DuPont de Nemours Inc 1,126,967 74,278
PPG Industries Inc 661,281 82,740
$ 239,043
Computers - 1.75%
Apple Inc 552,907 137,541
Diversified Financial Services - 4.15%
BlackRock Inc 329,849 152,291
Discover Financial Services 2,160,310 173,387
$ 325,678
Electric - 6.67%
Eversource Energy 1,148,813 96,202
NextEra Energy Inc 428,629 102,159
Sempra Energy 831,130 120,107
WEC Energy Group Inc 1,095,105 103,378
Xcel Energy Inc 1,602,318 101,763
$ 523,609
Electronics - 0.87%
Honeywell International Inc 394,190 68,088
Food - 3.77%
Hormel Foods Corp 3,522,364 144,030
Tyson Foods Inc 1,835,550 151,965
$ 295,995
Healthcare - Products - 4.85%
Abbott Laboratories 1,564,295 130,791
Becton Dickinson and Co 400,233 102,460
Medtronic PLC 1,355,349 147,597
$ 380,848
Healthcare - Services - 1.60%
HCA Healthcare Inc 938,236 125,292
Insurance - 6.84%
Allstate Corp/The 1,039,347 110,607
Chubb Ltd 1,047,597 159,675
Fidelity National Financial Inc 3,419,603 156,754
Swiss Re AG ADR
(d)
4,185,877 110,005
$ 537,041
Machinery - Diversified - 1.45%
Deere & Co 651,397 113,434
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 1.88%
Walt Disney Co/The 1,138,385 $ 147,899
Miscellaneous Manufacturers - 2.23%
3M Co 328,077 54,129
Parker-Hannifin Corp 659,327 120,980
$ 175,109
Oil & Gas - 6.79%
Chevron Corp 821,317 95,388
Cimarex Energy Co 1,086,830 45,886
EOG Resources Inc 1,185,586 82,173
Exxon Mobil Corp 577,448 39,018
Marathon Petroleum Corp 2,412,155 154,257
Royal Dutch Shell PLC - B shares ADR
(d)
1,996,862 116,397
$ 533,119
Pharmaceuticals - 7.20%
Merck & Co Inc 2,014,614 174,586
Novartis AG ADR 1,254,613 109,703
Pfizer Inc 3,090,424 118,580
Roche Holding AG ADR 4,316,267 162,378
$ 565,247
Pipelines - 1.65%
Enterprise Products Partners LP 4,964,012 129,213
Private Equity - 2.28%
KKR & Co Inc 6,206,263 178,927
REITs - 4.85%
Alexandria Real Estate Equities Inc 788,095 125,110
Digital Realty Trust Inc 1,351,511 171,696
Realty Income Corp 1,027,324 84,025
$ 380,831
Retail - 3.11%
Costco Wholesale Corp 537,208 159,610
Starbucks Corp 1,002,085 84,736
$ 244,346
Semiconductors - 2.68%
Microchip Technology Inc 1,113,632 105,004
Taiwan Semiconductor Manufacturing Co Ltd
ADR
2,040,631 105,358
$ 210,362
Software - 3.04%
Fidelity National Information Services Inc 609,348 80,288
Microsoft Corp 619,213 88,776
SAP SE ADR
(d)
526,451 69,797
$ 238,861
Telecommunications - 4.16%
BCE Inc 3,281,522 155,708
Verizon Communications Inc 2,818,355 170,426
$ 326,134
Toys, Games & Hobbies - 2.14%
Hasbro Inc 1,725,164 167,876
Transportation - 1.25%
Union Pacific Corp 594,470 98,361
TOTAL COMMON STOCKS $ 7,647,334
Total Investments $ 7,842,901
Other Assets and Liabilities -  0.08% 6,162
TOTAL NET ASSETS - 100.00% $ 7,849,063
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,692 or 0.1 7% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Equity Income Fund
October 31, 2019
See accompanying notes.
172
Portfolio Summary  ( unaudited)
Sector Percent
Financial 28.45%
Consumer, Non-cyclical 19.67%
Consumer, Cyclical 11.48%
Energy 8.44%
Technology 7.47%
Utilities 6.67%
Industrial 6.16%
Communications 6.04%
Basic Materials 3.05%
Money Market Funds 2.49%
Other Assets and Liabilities
0.08%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 97,178 $ 1,181,033 $ 1,088,216 $ 189,995
$ 97,178 $ 1,181,033 $ 1,088,216 $ 189,995
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 2,84 1 $ — $ — $ —
$ 2,84 1 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2019
See accompanying notes.
173
INVESTMENT COMPANIES - 6.44% Shares Held Value (000's)
Exchange-Traded Funds - 6.44%
iShares JP Morgan USD EM Bond UCITS ETF 99,735 $ 11,227
iShares JP Morgan EM Local Government Bond
UCITS ETF
45,800 2,796
iShares JP Morgan USD Emerging Markets Bond
ETF
14,500 1,647
$ 15,670
TOTAL INVESTMENT COMPANIES $ 15,670
BONDS - 75.19%
Principal
Amount (000's) Value (000's)
Agriculture - 1.82%
JBS Investments II GmbH
7.00%, 01 /15/2026
(a)
$ 3,675 $ 3,984
7.00%, 01 /15/2026 400 433
$ 4,417
Banks - 2.82%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12 /31/2049
(a),(b),(c)
2,100 2,144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12 /31/2049
(b),(c)
650 664
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Bangkok Bank PCL/Hong Kong
3.73%, 09 /25/2034
(a),(c)
4,000 4,053
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%
$ 6,861
Diversified Financial Services - 4.73%
Power Finance Corp Ltd
5.25%, 08 /10/2028 6,110 6,675
Unifin Financiera SAB de CV
7.00%, 01 /15/2025 3,350 3,350
7.25%, 09 /27/2023 1,425 1,475
$ 11,500
Engineering & Construction - 0.34%
IHS Netherlands Holdco BV
7.13%, 03 /18/2025
(a)
800 826
Entertainment - 1.95%
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04 /16/2029
(a)
4,500 4,737
Food - 2.18%
MARB BondCo PLC
7.00%, 03 /15/2024 5,100 5,304
Oil & Gas - 4.22%
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12 /01/2021 2,954 2,940
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12 /01/2022 1,028 1,008
Petroamazonas EP
4.63%, 11 /06/2020 925 915
Petroleos Mexicanos
6.49%, 01 /23/2027
(a)
1,400 1,494
6.84%, 01 /23/2030
(a)
3,650 3,896
$ 10,253
Sovereign - 51.05%
1MDB Global Investments Ltd
4.40%, 03 /09/2023 5,600 5,410
Abu Dhabi Government International Bond
2.13%, 09 /30/2024
(a)
3,900 3,879
2.50%, 09 /30/2029
(a)
3,600 3,573
3.13%, 09 /30/2049
(a)
4,160 4,003
Argentine Republic Government International
Bond
4.63%, 01 /11/2023 5,310 2,124
5.88%, 01 /11/2028 2,150 817
6.63%, 07 /06/2028 6,025 2,335
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Bahrain Government International Bond
5.63%, 09 /30/2031
(a)
$ 6,450 $ 6,768
Brazil Notas do Tesouro Nacional Serie B
19.39%, 08 /15/2028 BRL 13,285 4,158
Egypt Government International Bond
7.50%, 01 /31/2027 $ 6,325 6,855
Hungary Government International Bond
6.38%, 03 /29/2021 6,000 6,354
Indonesia Treasury Bond
8.38%, 03 /15/2034 IDR 86,775,000 6,683
8.75%, 05 /15/2031 90,050,000 7,144
Ivory Coast Government International Bond
5.25%, 03 /22/2030 EUR 4,750 5,238
Kenya Government International Bond
7.00%, 05 /22/2027
(a)
$ 5,175 5,422
7.00%, 05 /22/2027 1,000 1,048
Mexican Bonos
7.75%, 11 /13/2042 MXN 169,600 9,418
Peru Government Bond
6.15%, 08 /12/2032
(a)
PEN 8,900 3,056
Peruvian Government International Bond
6.35%, 08 /12/2028
(a)
1,950 679
6.35%, 08 /12/2028 10,100 3,518
Republic of Poland Government International
Bond
5.13%, 04 /21/2021 $ 7,000 7,309
Republic of South Africa Government Bond
8.88%, 02 /28/2035 ZAR 64,350 3,954
Republic of South Africa Government
International Bond
5.75%, 09 /30/2049 $ 1,200 1,161
Russian Federal Bond - OFZ
7.05%, 01 /19/2028 RUB 578,300 9,442
Sri Lanka Government International Bond
6.75%, 04 /18/2028 $ 1,675 1,637
6.85%, 03 /14/2024 3,055 3,146
Ukraine Government Bond
16.00%, 08 /11/2021 UAH 54,000 2,194
Ukraine Government International Bond
0.00%, 05 /31/2040
(d),(e)
$ 3,220 3,023
7.75%, 09 /01/2027 3,550 3,816
$ 124,164
Supranational Bank - 2.70%
African Export-Import Bank/The
3.99%, 09 /21/2029
(a)
3,000 3,001
Banque Ouest Africaine de Developpement
5.00%, 07 /27/2027
(a)
275 291
5.00%, 07 /27/2027 3,100 3,280
$ 6,572
Telecommunications - 3.38%
C&W Senior Financing DAC
6.88%, 09 /15/2027 750 789
7.50%, 10 /15/2026
(a)
900 966
7.50%, 10 /15/2026 1,200 1,289
MTN Mauritius Investments Ltd
4.76%, 11 /11/2024 635 649
5.37%, 02 /13/2022 4,395 4,540
$ 8,233
TOTAL BONDS $ 182,867
CONVERTIBLE BONDS - 0.85%
Principal
Amount (000's) Value (000's)
Healthcare - Services - 0.85%
NMC Health Jersey Ltd
1.88%, 04 /30/2025 2,400 2,07 2
TOTAL CONVERTIBLE BONDS $ 2,07 2

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2019
See accompanying notes.
174
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 12.12%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 12.12%
1.90%, 11 /21/2019
(f)
$ 18,000 $ 17,985
1.92%, 12 /05/2019
(f)
11,500 11,484
$ 29,469
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 29,469
Total Investments $ 230,07 8
Other Assets and Liabilities -  5.40% 13,1 29
TOTAL NET ASSETS - 100.00% $ 243,207
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $52,772 or 21.70% of net assets.
(b) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d) Non-income producing security
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Rate shown is the discount rate of the original purchase.
Portfolio Summary  ( unaudited)
Location Percent
United States 14.75%
Mexico 9.22%
Ireland 7.01%
Indonesia 5.69%
United Arab Emirates 4.71%
Russian Federation 3.88%
Ukraine 3.71%
Poland 3.01%
Peru 2.99%
Egypt 2.82%
Bahrain 2.78%
India 2.74%
Supranational 2.70%
Kenya 2.66%
Hungary 2.61%
Virgin Islands, British 2.22%
United Kingdom 2.18%
Argentina 2.17%
Cote d'Ivoire 2.15%
Mauritius 2.13%
South Africa 2.11%
Sri Lanka 1.96%
Austria 1.82%
Brazil 1.71%
Thailand 1.67%
Cayman Islands 1.63%
Jersey, Channel Islands 0.85%
Ecuador 0.38%
Netherlands 0.34%
Other Assets and Liabilities
5.40%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ — $ 8,370 $ 8,370 $ —
$ — $ 8,370 $ 8,370 $ –
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bund 10 Year Bund; December 2019 Short 35 $ 6,705 $ 159
US 10 Year Note; December 2019 Short 95 12,378 (8)
US Long Bond; December 2019 Short 22 3,550 4
Total $ 155
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 11/22/2019 BRL 19,050 $ 4,579 $ 167 $ —
Barclays Bank PLC 11/22/2019 CNH 65,550 $ 9,218 79 —
Barclays Bank PLC 11/22/2019 $ 3,343 RUB 216,500 — (25)
Citigroup Inc 11/22/2019 BRL 750 $ 187 — —
Citigroup Inc 11/22/2019 $ 1,168 MXN 22,500 1 —
Citigroup Inc 11/22/2019 $ 1,937 ZAR 29,100 15 —
Citigroup Inc 11/22/2019 $ 2,339 ZAR 35,500 — (5)
Goldman Sachs & Co 11/22/2019 RUB 216,500 $ 3,367 1 —
HSBC Securities Inc 11/22/2019 $ 3,503 MXN 67,500 3 —
HSBC Securities Inc 11/22/2019 KRW 300,000 $ 257 — —
JPMorgan Chase 11/13/2019 $ 5,118 EUR 4,636 — (55)
JPMorgan Chase 11/22/2019 CNH 2,500 $ 355 — —

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2019
See accompanying notes.
175
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 11/22/2019 MXN 90,000 $ 4,647 $ 19 $ —
JPMorgan Chase 11/22/2019 PLN 18,000 $ 4,655 58 —
JPMorgan Chase 11/22/2019 PLN 600 $ 157 — —
JPMorgan Chase 11/22/2019 $ 7,060 ZAR 104,050 189 —
JPMorgan Chase 11/22/2019 KRW 8,169,636 $ 6,896 105 —
Total $ 637 $ (85)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Citigroup Inc Mexico Government
International Bond,
4.15%, 03/28/2027
0.83% (1.00)% Quarterly 06/20/2024 $ 1,400 $ 15 $ (26) $ — $ (11)
Citigroup Inc Mexico Government
International Bond,
4.15%, 03/28/2027
0.83% (1.00)% Quarterly 06/20/2024 1,800 9 (23) — (14)
JPMorgan Chase Mexico Government
International Bond,
4.15%, 03/28/2027
0.83% (1.00)% Quarterly 06/20/2024 1,400 10 (21) — (11)
Total $ 34 $ (70) $ — $ (36)
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
(c)
Asset ---- Liability
Citigroup Inc Petroleos Mexicanos ,
6.63%, 06/15/2035
2.35% 1.00% Quarterly 06/20/2024 $ 1,100 $ (82) $ 18 $ — $ (64)
Goldman Sachs & Co Petroleos Mexicanos ,
6.63%, 06/15/2035
2.35% 1.00% Quarterly 06/20/2024 1,100 (84) 20 — (64)
JPMorgan Chase Petroleos Mexicanos ,
6.63%, 06/15/2035
2.35% 1.00% Quarterly 06/20/2024 4,350 (338) 84 — (254)
Total $ (504) $ 122 $ — $ (382)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $6,550.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return Finan cing Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
65,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/02/2020 $ 3,577 $ — $ 314 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
3,500,000 Receive 6 Month USD
LIBOR + 0.80%
Annual 01/02/2020 195 — 14 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
61,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/02/2020 3,455 — 214 —

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2019
See accompanying notes.
176
Total Return Swaps (continued)
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return Financing Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
5,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/02/2020 $ 303 $ — $ — $ —
Total $ — $ 542 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
177
INVESTMENT COMPANIES - 2.98% Shares Held Value (000's)
Exchange-Traded Funds - 0.07%
SPDR Bloomberg Barclays High Yield Bond ETF 18,000 $ 1,947
WisdomTree Trust - WisdomTree International
High Dividend Fund
49,378 1,996
WisdomTree US High Dividend Fund 23,276 1,744
$ 5,687
Money Market Funds - 2.91%
Principal Government Money Market Fund
1.65%
(a),(b)
225,081,573 225,082
TOTAL INVESTMENT COMPANIES $ 230,769
COMMON STOCKS - 18.43% Shares Held Value (000's)
Advertising - 0.06%
Hakuhodo DY Holdings Inc 41,300 616
Interpublic Group of Cos Inc/The 94,656 2,059
Publicis Groupe SA 46,548 2,003
$ 4,678
Aerospace & Defense - 0.06%
CAE Inc 30,800 772
Dassault Aviation SA 528 733
Elbit Systems Ltd 791 130
Meggitt PLC 104,124 843
Spirit AeroSystems Holdings Inc 3,019 247
TransDigm Group Inc 2,935 1,545
$ 4,270
Agriculture - 0.07%
Imperial Brands PLC 124,858 2,739
Japan Tobacco Inc 108,800 2,459
$ 5,198
Airlines - 0.02%
Delta Air Lines Inc 17,739 977
Southwest Airlines Co 10,155 570
$ 1,547
Apparel - 0.13%
Adidas AG 1,925 595
Carter's Inc 9,525 955
Feng TAY Enterprise Co Ltd 103,100 696
Fila Korea Ltd 9,835 485
Gildan Activewear Inc 24,800 634
Hanesbrands Inc 131,465 2,000
Kering SA 2,261 1,286
Makalot Industrial Co Ltd 83,450 466
Moncler SpA 14,379 555
NIKE Inc 5,038 451
Ralph Lauren Corp 15,446 1,483
Tapestry Inc 17,924 464
$ 10,070
Automobile Manufacturers - 0.12%
Fiat Chrysler Automobiles NV 193,775 3,007
Guangzhou Automobile Group Co Ltd 584,000 583
Isuzu Motors Ltd 102,600 1,192
Kia Motors Corp 12,247 448
Peugeot SA 78,842 1,997
Volvo AB - B Shares 124,988 1,873
$ 9,100
Automobile Parts & Equipment - 0.16%
Allison Transmission Holdings Inc 12,427 542
BorgWarner Inc 26,111 1,088
Cie Generale des Etablissements Michelin SCA 16,913 2,059
Dana Inc 60,522 982
Denso Corp 19,600 910
Faurecia SE 33,050 1,542
Koito Manufacturing Co Ltd 13,300 696
Lear Corp 9,570 1,127
Magna International Inc 36,800 1,979
Stanley Electric Co Ltd 25,900 717
Weichai Power Co Ltd 292,000 460
$ 12,102
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 1.00%
AIB Group PLC 1,340,234 $ 4,298
Associated Banc-Corp 75,103 1,510
Atlantic Union Bankshares Corp 28,125 1,037
Bangkok Bank PCL 94,500 546
Bank Leumi Le-Israel BM 48,663 354
Bank of America Corp 32,414 1,014
Bank OZK 55,278 1,551
Bankinter SA 355,034 2,459
BankUnited Inc 34,046 1,168
Cathay General Bancorp 24,092 857
CIMB Group Holdings Bhd 668,300 839
CIT Group Inc 27,047 1,160
Citigroup Inc 18,365 1,320
Citizens Financial Group Inc 27,539 968
Comerica Inc 36,984 2,419
Commerce Bancshares Inc/MO 12,145 782
Concordia Financial Group Ltd 435,400 1,776
Cullen/Frost Bankers Inc 11,018 992
DBS Group Holdings Ltd 48,600 926
DNB ASA 49,518 902
East West Bancorp Inc 24,409 1,048
Fifth Third Bancorp 50,257 1,461
Fukuoka Financial Group Inc 92,200 1,777
Huntington Bancshares Inc/OH 130,411 1,843
Investec PLC 399,957 2,268
Israel Discount Bank Ltd 37,933 173
KeyCorp 103,117 1,853
M&T Bank Corp 7,649 1,197
Mediobanca Banca di Credito Finanziario SpA 123,757 1,472
Mizrahi Tefahot Bank Ltd 4,583 114
Morgan Stanley 29,689 1,367
Northern Trust Corp 12,161 1,212
OFG Bancorp 57,483 1,167
Oversea-Chinese Banking Corp Ltd 102,900 827
PacWest Bancorp 115,424 4,270
Paragon Banking Group PLC 164,086 1,070
Pinnacle Financial Partners Inc 9,430 555
PNC Financial Services Group Inc/The 8,856 1,299
Regions Financial Corp 181,887 2,929
Signature Bank/New York NY 6,730 796
Skandinaviska Enskilda Banken AB 193,475 1,856
State Street Corp 29,195 1,929
Synovus Financial Corp 35,604 1,206
TCF Financial Corp 63,141 2,499
Toronto-Dominion Bank/The 46,500 2,655
UBS Group AG
(c)
596,937 7,065
Wells Fargo & Co 34,686 1,791
Zions Bancorp NA 49,335 2,391
$ 76,968
Beverages - 0.05%
Asahi Group Holdings Ltd 15,700 786
Carlsberg A/S 6,071 855
Coca-Cola European Partners PLC 7,445 398
Constellation Brands Inc 2,920 556
Kirin Holdings Co Ltd 48,100 1,021
Thai Beverage PCL 826,600 555
$ 4,171
Biotechnology - 0.05%
Amgen Inc 5,327 1,136
H Lundbeck A/S 66,549 2,274
Mirati Therapeutics Inc
(c)
5,581 526
$ 3,936
Building Materials - 0.21%
Buzzi Unicem SpA 43,156 1,041
China Lesso Group Holdings Ltd 810,000 836
Fletcher Building Ltd 21,347 63
Fortune Brands Home & Security Inc 13,487 810
Ibstock PLC
(d)
321,084 1,003
Imerys SA 65,257 2,521

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
178
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Kingspan Group PLC 10,168 $ 525
LafargeHolcim Ltd
(c)
85,144 4,395
Masco Corp 39,869 1,844
Summit Materials Inc
(c)
49,459 1,134
US Concrete Inc
(c)
20,275 1,060
Xinyi Glass Holdings Ltd 746,000 839
$ 16,071
Chemicals - 0.47%
Arkema SA 24,213 2,478
BASF SE 36,913 2,806
Cabot Corp 22,756 992
Celanese Corp 7,382 894
Chemours Co/The 203,620 3,341
Clariant AG
(c)
154,287 3,165
Covestro AG
(d)
59,097 2,838
Denka Co Ltd 44,100 1,273
Eastman Chemical Co 23,153 1,761
Huntsman Corp 66,971 1,482
Israel Chemicals Ltd 22,947 102
Methanex Corp 82,600 3,130
Mitsubishi Chemical Holdings Corp 272,700 2,078
Mitsubishi Gas Chemical Co Inc 155,400 2,192
Mitsui Chemicals Inc 70,300 1,672
Nissan Chemical Corp 14,700 604
Showa Denko KK 72,300 2,028
Solvay SA 13,035 1,417
Sumitomo Bakelite Co Ltd 27,300 1,132
Westlake Chemical Corp 12,058 762
$ 36,147
Commercial Services - 0.35%
Adecco Group AG 85,900 5,106
Ashtead Group PLC 56,674 1,726
ATD New Holdings Inc
(c),(e),(f)
385,347 9,649
CCR SA 175,400 726
Cengage Learning Holdings II Inc
(c)
34,465 439
H&R Block Inc 70,394 1,759
ManpowerGroup Inc 12,850 1,168
Persol Holdings Co Ltd 19,500 375
QinetiQ Group PLC 164,298 670
Randstad NV 52,627 2,921
Recruit Holdings Co Ltd 9,700 322
Robert Half International Inc 17,302 991
Sixt SE 7,091 694
Sohgo Security Services Co Ltd 8,400 456
$ 27,002
Computers - 0.09%
Appen Ltd 44,226 664
Atos SE 14,969 1,162
CyberArk Software Ltd
(c)
4,595 467
HP Inc 75,763 1,316
NetApp Inc 29,736 1,662
Obic Co Ltd 7,500 939
Perspecta Inc 22,543 598
$ 6,808
Consumer Products - 0.01%
Henkel AG & Co KGaA 10,823 1,041
Cosmetics & Personal Care - 0.02%
Lion Corp 17,000 356
Pola Orbis Holdings Inc 45,400 1,024
$ 1,380
Distribution & Wholesale - 0.13%
Fastenal Co 34,680 1,246
KAR Auction Services Inc 81,139 2,017
Marubeni Corp 268,100 1,887
Mitsubishi Corp 67,800 1,725
Seven Group Holdings Ltd 75,492 976
Toyota Tsusho Corp 33,400 1,152
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
WW Grainger Inc 3,058 $ 944
$ 9,947
Diversified Financial Services - 0.30%
Affiliated Managers Group Inc 8,773 701
Alliance Data Systems Corp 6,491 649
Ally Financial Inc 27,454 841
Ameriprise Financial Inc 9,191 1,387
Aruhi Corp 36,700 825
Capital One Financial Corp 8,719 813
Charles Schwab Corp/The 17,865 727
Discover Financial Services 10,485 842
E*TRADE Financial Corp 13,140 549
Evercore Inc - Class A 13,880 1,022
Hana Financial Group Inc 12,613 365
Intercontinental Exchange Inc 4,820 455
Jefferies Financial Group Inc 58,834 1,098
Mebuki Financial Group Inc 1,001,400 2,544
OneMain Holdings Inc 23,857 954
ORIX Corp 112,000 1,760
Raymond James Financial Inc 8,757 731
SBI Holdings Inc/Japan 19,800 431
SEI Investments Co 8,159 489
Standard Life Aberdeen PLC 1,012,291 3,980
Synchrony Financial 33,833 1,197
TD Ameritrade Holding Corp 24,874 955
$ 23,315
Electric - 2.80%
AGL Energy Ltd 172,833 2,359
Ameren Corp 16,038 1,246
CenterPoint Energy Inc 35,098 1,020
Clearway Energy Inc - Class C 986,420 17,884
CMS Energy Corp 201,409 12,874
Consolidated Edison Inc 165,000 15,216
DTE Energy Co 109,768 13,976
Edison International 252,000 15,851
Enel SpA 269,032 2,085
Entergy Corp 17,769 2,159
FirstEnergy Corp 368,894 17,824
Fortis Inc/Canada 485,000 20,150
Hera SpA 249,504 1,069
Meridian Energy Ltd 32,058 94
NextEra Energy Inc 90,000 21,451
NRG Energy Inc 362,500 14,543
Portland General Electric Co 22,817 1,298
Public Service Enterprise Group Inc 364,952 23,105
Sempra Energy 115,000 16,619
Vistra Energy Corp 590,000 15,948
$ 216,771
Electrical Components & Equipment - 0.03%
AMETEK Inc 3,099 284
Brother Industries Ltd 64,300 1,209
Delta Electronics Inc 140,000 615
Littelfuse Inc 2,970 521
$ 2,629
Electronics - 0.11%
ADT Inc 252,624 1,955
Allegion PLC 4,236 492
Gentex Corp 26,003 729
Honeywell International Inc 4,950 855
MINEBEA MITSUMI Inc 37,800 718
Mycronic AB 56,654 943
Nippon Electric Glass Co Ltd 74,500 1,678
Taiwan Union Technology Corp 204,000 894
$ 8,264
Energy - Alternate Sources - 0.38%
NextEra Energy Partners LP 550,985 29,037

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
179
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0.15%
ACS Actividades de Construccion y Servicios SA 76,744 $ 3,115
Auckland International Airport Ltd 24,242 144
Badger Daylighting Ltd 18,900 560
CIMIC Group Ltd 84,753 1,931
Eiffage SA 5,066 544
HOCHTIEF AG 21,249 2,655
Kyowa Exeo Corp 21,200 539
Obayashi Corp 121,000 1,245
SATS Ltd 200,600 744
SPIE SA 20,404 431
$ 11,908
Entertainment - 0.10%
Aristocrat Leisure Ltd 28,906 630
GVC Holdings PLC 357,002 4,119
Vail Resorts Inc 8,101 1,882
William Hill PLC 297,917 763
$ 7,394
Food - 0.12%
Calbee Inc 16,600 555
Coles Group Ltd 65,417 677
Colruyt SA 16,450 915
Dairy Farm International Holdings Ltd 10,703 65
Jardine Strategic Holdings Ltd 7,014 226
Koninklijke Ahold Delhaize NV 92,213 2,298
MEIJI Holdings Co Ltd 9,300 670
Sonae SGPS SA 916,555 925
Wm Morrison Supermarkets PLC 1,100,689 2,843
$ 9,174
Forest Products & Paper - 0.20%
Domtar Corp 66,276 2,412
Interfor Corp
(c)
73,432 875
International Paper Co 53,485 2,336
Mondi PLC 82,031 1,701
Oji Holdings Corp 177,500 918
Stora Enso Oyj 201,962 2,624
UPM-Kymmene Oyj 90,332 2,942
West Fraser Timber Co Ltd 31,300 1,447
$ 15,255
Gas - 0.94%
Atmos Energy Corp 94,682 10,650
Enagas SA 131,334 3,250
NiSource Inc 882,253 24,738
South Jersey Industries Inc 288,220 9,269
Southwest Gas Holdings Inc 281,802 24,602
$ 72,509
Hand & Machine Tools - 0.04%
Lincoln Electric Holdings Inc 10,795 967
Snap-on Inc 7,029 1,143
Techtronic Industries Co Ltd 82,000 641
$ 2,751
Healthcare - Products - 0.03%
Carl Zeiss Meditec AG 6,597 719
China Medical System Holdings Ltd 657,000 891
Fisher & Paykel Healthcare Corp Ltd 14,355 176
STERIS PLC 3,915 554
$ 2,340
Healthcare - Services - 0.06%
Encompass Health Corp 13,264 849
Fresenius Medical Care AG & Co KGaA 13,050 942
Fresenius SE & Co KGaA 17,138 902
NMC Health PLC 8,421 239
Quest Diagnostics Inc 17,079 1,729
Ryman Healthcare Ltd 10,007 83
$ 4,744
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified - 0.05%
CK Hutchison Holdings Ltd 244,500 $ 2,258
Jardine Matheson Holdings Ltd 7,010 399
Swire Pacific Ltd 139,000 1,325
$ 3,982
Home Builders - 0.17%
Persimmon PLC 227,548 6,712
PulteGroup Inc 53,160 2,086
Sekisui Chemical Co Ltd 68,000 1,186
Taylor Wimpey PLC 853,242 1,830
Toll Brothers Inc 38,958 1,549
$ 13,363
Home Furnishings - 0.02%
Hoshizaki Corp 5,000 425
SEB SA 4,465 678
Sony Corp 3,500 213
Targus Group International Inc
(c),(e),(f)
75,880 4
$ 1,320
Housewares - 0.03%
Newell Brands Inc 136,501 2,589
Insurance - 0.48%
Allstate Corp/The 7,645 814
American Financial Group Inc/OH 11,185 1,164
Arthur J Gallagher & Co 14,641 1,335
ASR Nederland NV 19,424 712
Athene Holding Ltd
(c)
13,146 570
Aviva PLC 702,699 3,788
Dai-ichi Life Holdings Inc 100,300 1,635
Fidelity National Financial Inc 39,092 1,792
Great-West Lifeco Inc 173,900 4,229
Hannover Rueck SE 3,288 583
Hanover Insurance Group Inc/The 14,376 1,894
iA Financial Corp Inc 48,500 2,336
Manulife Financial Corp 176,300 3,283
National General Holdings Corp 24,365 519
NN Group NV 90,056 3,436
Primerica Inc 3,656 461
Progressive Corp/The 19,313 1,346
Prudential Financial Inc 24,858 2,265
Swiss Life Holding AG 2,653 1,329
T&D Holdings Inc 142,300 1,585
Unum Group 67,436 1,857
$ 36,933
Internet - 0.04%
CDW Corp/DE 3,618 463
Expedia Group Inc 3,140 429
Kakaku.com Inc 18,500 430
Trend Micro Inc/Japan 22,200 1,120
VeriSign Inc
(c)
4,137 786
$ 3,228
Investment Companies - 0.00%
EXOR NV 4,749 364
Iron & Steel - 0.28%
ArcelorMittal 36,910 549
BlueScope Steel Ltd 46,855 429
Fortescue Metals Group Ltd 342,630 2,097
Nucor Corp 26,925 1,450
Reliance Steel & Aluminum Co 20,168 2,340
Specialty Steel Holdings, Inc.
(c),(e),(f)
87 13,279
Steel Dynamics Inc 61,299 1,861
$ 22,005
Leisure Products & Services - 0.05%
Giant Manufacturing Co Ltd 119,000 880
Planet Fitness Inc
(c)
13,010 828
Yamaha Motor Co Ltd 108,000 2,114
$ 3,822

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
180
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0.05%
City Developments Ltd 160,600 $ 1,272
Hilton Worldwide Holdings Inc 6,792 659
Melco Resorts & Entertainment Ltd ADR 6,652 143
NagaCorp Ltd 578,000 1,050
Shangri-La Asia Ltd 896,000 920
$ 4,044
Machinery - Construction & Mining - 0.06%
Hitachi Ltd 23,400 873
Komatsu Ltd 78,200 1,831
Oshkosh Corp 15,101 1,290
Sandvik AB 49,231 870
$ 4,864
Machinery - Diversified - 0.18%
Amada Holdings Co Ltd 136,200 1,551
ANDRITZ AG 63,079 2,836
Cognex Corp 4,022 207
Cummins Inc 8,682 1,498
Deutz AG 57,780 322
Dover Corp 13,940 1,448
Graco Inc 12,060 545
GrafTech International Ltd 93,546 1,130
KION Group AG 25,906 1,724
Nordson Corp 3,164 496
Roper Technologies Inc 1,344 453
Sumitomo Heavy Industries Ltd 43,500 1,351
$ 13,561
Media - 0.77%
Altice USA Inc
(c)
1,003,612 31,062
Charter Communications Inc
(c)
34,435 16,111
Cogeco Communications Inc 129,700 11,211
Comcast Corp - Class A 16,697 748
Quebecor Inc 32,000 744
$ 59,876
Metal Fabrication & Hardware - 0.03%
SKF AB 54,912 994
Timken Co/The 28,362 1,390
$ 2,384
Mining - 0.37%
Anglo American PLC 83,625 2,152
BHP Group Ltd 66,057 1,619
Boliden AB
(c)
42,641 1,150
Kirkland Lake Gold Ltd 3,300 155
Lundin Mining Corp 244,600 1,235
OZ Minerals Ltd 82,892 578
Perenti Global Ltd 363,086 572
Real Alloy Holding Inc
(c),(e),(f)
362 14,014
Rio Tinto Ltd 31,990 2,000
Rio Tinto PLC 43,860 2,284
Saracen Mineral Holdings Ltd
(c)
272,394 705
South32 Ltd 1,187,289 2,078
$ 28,542
Miscellaneous Manufacturers - 0.03%
AO Smith Corp 16,623 826
ITT Inc 7,090 421
Parker-Hannifin Corp 4,881 896
$ 2,143
Office & Business Equipment - 0.01%
FUJIFILM Holdings Corp 14,000 615
Oil & Gas - 0.79%
Aker BP ASA 60,342 1,674
Beach Energy Ltd 449,330 707
Cabot Oil & Gas Corp 44,637 832
Canadian Natural Resources Ltd 120,700 3,043
ConocoPhillips 18,318 1,011
DCC PLC 9,110 854
Eni SpA 185,288 2,811
EOG Resources Inc 7,036 488
Frontera Energy Corp 71,984 574
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Helmerich & Payne Inc 14,380 $ 539
Idemitsu Kosan Co Ltd 44,400 1,305
Imperial Oil Ltd 63,700 1,586
JXTG Holdings Inc 394,900 1,846
Lundin Petroleum AB 28,026 928
Marathon Oil Corp 66,267 764
Marathon Petroleum Corp 194,609 12,445
Milagro Oil & Gas Inc
(c),(e),(f)
1,874 191
Occidental Petroleum Corp 67,473 2,733
Oil Search Ltd 176,268 870
OMV AG 33,943 1,984
Repsol SA 177,361 2,923
Royal Dutch Shell PLC ADR 95,000 5,507
Royal Dutch Shell PLC - A Shares 153,644 4,454
Royal Dutch Shell PLC - B Shares 83,851 2,415
Santos Ltd 175,722 983
Suncor Energy Inc 88,500 2,631
TORC Oil & Gas Ltd 205,000 523
TOTAL SA 51,911 2,745
Woodside Petroleum Ltd 91,082 2,019
$ 61,385
Oil & Gas Services - 0.01%
Patterson-UTI Energy Inc 87,426 727
Packaging & Containers - 0.03%
Packaging Corp of America 12,771 1,398
Westrock Co 27,353 1,022
$ 2,420
Pharmaceuticals - 0.17%
AbbVie Inc 39,448 3,138
Alfresa Holdings Corp 30,000 670
Astellas Pharma Inc 63,500 1,090
Kyowa Kirin Co Ltd 38,300 705
McKesson Corp 3,381 450
Medipal Holdings Corp 27,000 617
Novartis AG 33,498 2,927
Ono Pharmaceutical Co Ltd 42,300 797
Reata Pharmaceuticals Inc
(c)
3,630 748
Shionogi & Co Ltd 10,500 630
Ship Healthcare Holdings Inc 13,200 562
Sumitomo Dainippon Pharma Co Ltd 29,400 513
$ 12,847
Pipelines - 0.54%
Enterprise Products Partners LP 748,300 19,478
ONEOK Inc 52,760 3,684
Targa Resources Corp 292,207 11,362
Williams Cos Inc/The 335,870 7,493
$ 42,017
Private Equity - 0.01%
Intermediate Capital Group PLC 54,892 1,056
Real Estate - 0.63%
Aroundtown SA 549,370 4,644
Azrieli Group Ltd 1,383 107
CA Immobilien Anlagen AG 21,493 828
Castellum AB 95,372 1,949
CK Asset Holdings Ltd 183,000 1,273
Daito Trust Construction Co Ltd 11,700 1,551
Echo Investment SA 396,170 456
Entra ASA
(d)
64,598 967
Fabege AB 70,166 1,048
Hongkong Land Holdings Ltd 36,933 203
Hysan Development Co Ltd 390,000 1,537
Kerry Properties Ltd 528,500 1,709
LEG Immobilien AG 22,434 2,577
Midea Real Estate Holding Ltd
(d)
468,600 1,166
Mitsubishi Estate Co Ltd 240,300 4,666
Mitsui Fudosan Co Ltd 87,370 2,235
New World Development Co Ltd 3,093,580 4,425
Nexity SA 10,098 523

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
181
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Nomura Real Estate Holdings Inc 53,600 $ 1,270
Sun Hung Kai Properties Ltd 277,500 4,205
TAG Immobilien AG
(c)
90,303 2,195
Times China Holdings Ltd 385,000 687
TLG Immobilien AG 57,766 1,694
Tokyo Tatemono Co Ltd 63,400 902
UOL Group Ltd 137,500 787
Vonovia SE 77,017 4,101
Wihlborgs Fastigheter AB 62,439 945
$ 48,650
REITs - 3.65%
AIMS APAC REIT 471,790 475
Alexandria Real Estate Equities Inc 23,280 3,696
Altarea SCA 2,912 640
American Homes 4 Rent 139,287 3,687
Americold Realty Trust 38,885 1,559
Apartment Investment & Management Co 81,086 4,450
Apple Hospitality REIT Inc 193,337 3,186
Arena REIT 914,772 1,910
Assura PLC 854,812 828
AvalonBay Communities Inc 31,164 6,783
Big Yellow Group PLC 69,484 1,028
Blackstone Mortgage Trust Inc 32,838 1,192
Brandywine Realty Trust 45,303 692
British Land Co PLC/The 347,422 2,793
Brookfield Property REIT Inc 150,637 2,847
Camden Property Trust 4,752 543
Canadian Apartment Properties REIT 30,158 1,256
CapitaLand Commercial Trust 556,100 837
CapitaLand Retail China Trust 1,155,488 1,290
CareTrust REIT Inc 51,600 1,251
Champion REIT 986,090 654
Charter Hall Group 84,145 656
City Office REIT Inc 148,423 2,010
CoreSite Realty Corp 71,500 8,401
Corporate Office Properties Trust 78,472 2,326
Covivio 15,365 1,740
Cromwell European Real Estate Investment Trust 2,031,700 1,143
Cromwell Property Group 4,585,851 4,190
Crown Castle International Corp 19,852 2,755
CubeSmart 104,290 3,306
Daiwa Office Investment Corp 202 1,609
Dexus 195,745 1,614
Dream Industrial Real Estate Investment Trust 450,330 4,595
Duke Realty Corp 34,651 1,218
EPR Properties 53,626 4,172
Equinix Inc 23,614 13,384
Essential Properties Realty Trust Inc 114,128 2,929
Essex Property Trust Inc 14,989 4,903
Far East Hospitality Trust 1,406,730 754
Frasers Logistics & Industrial Trust 1,046,500 969
Gecina SA 10,116 1,737
Goodman Group 130,709 1,298
GPT Group/The 399,625 1,640
Healthcare Trust of America Inc 171,727 5,324
Healthpeak Properties Inc 142,912 5,376
Highwoods Properties Inc 13,498 632
Host Hotels & Resorts Inc 150,996 2,475
Independence Realty Trust Inc 638,280 9,830
Industrial & Infrastructure Fund Investment Corp 1,105 1,730
Industrial Logistics Properties Trust 314,618 6,682
Inmobiliaria Colonial Socimi SA 119,681 1,547
Investec Australia Property Fund
(c)
742,821 804
Invincible Investment Corp 1,512 955
Invitation Homes Inc 237,327 7,307
Irish Residential Properties REIT PLC 536,076 1,050
Japan Hotel REIT Investment Corp 6,067 5,032
Japan Rental Housing Investments Inc 696 668
Kenedix Office Investment Corp 176 1,378
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Kenedix Retail REIT Corp 341 $ 939
Kilroy Realty Corp 24,276 2,037
Klepierre SA 156,165 5,821
Land Securities Group PLC 220,664 2,688
Lendlease Global Commercial REIT
(c)
776,000 542
Liberty Property Trust 26,924 1,590
Link REIT 541,400 5,897
LondonMetric Property PLC 538,456 1,617
Macquarie Mexico Real Estate Management SA
de CV
(d)
1,395,750 1,981
Mapletree Logistics Trust 1,728,430 2,134
MCUBS MidCity Investment Corp 4,986 5,783
Merlin Properties Socimi SA 291,884 4,297
Minto Apartment Real Estate Investment Trust 144,116 2,446
Mitsui Fudosan Logistics Park Inc
(c)
453 1,891
New Residential Investment Corp 84,366 1,336
NewRiver REIT PLC 585,779 1,526
NexPoint Residential Trust Inc 28,088 1,370
Northview Apartment Real Estate Investment
Trust
20,300 445
NSI NV 19,209 878
Park Hotels & Resorts Inc 12,251 285
Pebblebrook Hotel Trust 14,556 374
Physicians Realty Trust 232,942 4,349
PLA Administradora Industrial S de RL de CV 803,735 1,318
Primary Health Properties PLC 380,141 697
Prologis Inc 107,596 9,442
Rexford Industrial Realty Inc 45,238 2,175
Sabra Health Care REIT Inc 202,332 4,977
Segro PLC 290,413 3,177
Sekisui House Reit Inc 3,194 2,948
Simon Property Group Inc 16,075 2,422
Spirit Realty Capital Inc 33,887 1,689
STAG Industrial Inc 58,986 1,831
Stockland 629,599 2,126
STORE Capital Corp 90,837 3,679
Summit Industrial Income REIT 21,675 210
Summit Industrial Income REIT
(c)
76,974 748
Sun Communities Inc 31,898 5,188
Sunstone Hotel Investors Inc 61,093 825
Taubman Centers Inc 54,632 1,955
Terreno Realty Corp 24,153 1,362
Two Harbors Investment Corp 30,074 417
UNITE Group PLC/The 125,948 1,834
United Urban Investment Corp 1,354 2,732
Uniti Group Inc 618,635 4,281
VICI Properties Inc 212,742 5,010
Welltower Inc 72,354 6,562
Weyerhaeuser Co 47,242 1,380
WPT Industrial Real Estate Investment Trust 265,219 3,612
$ 282,559
Retail - 0.47%
Advance Auto Parts Inc 3,143 511
American Eagle Outfitters Inc 31,210 480
Best Buy Co Inc 28,146 2,021
Bosideng International Holdings Ltd 1,928,000 997
Canadian Tire Corp Ltd 19,000 2,048
Darden Restaurants Inc 9,514 1,068
Dick's Sporting Goods Inc 35,283 1,374
Domino's Pizza Inc 1,906 518
Dufry AG
(c)
57,855 5,032
Foot Locker Inc 45,263 1,969
Harvey Norman Holdings Ltd 835,173 2,357
Home Depot Inc/The 3,764 883
Industria de Diseno Textil SA 34,879 1,087
Kingfisher PLC 833,503 2,236
Kohl's Corp 46,860 2,402
MSC Industrial Direct Co Inc 23,604 1,728
Pandora A/S 36,459 1,794

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
182
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Penske Automotive Group Inc 34,404 $ 1,676
Ross Stores Inc 3,494 383
Ruth's Hospitality Group Inc 16,030 330
Starbucks Corp 6,315 534
Sundrug Co Ltd 22,000 728
Tiffany & Co 5,269 656
Tractor Supply Co 5,200 494
Tsuruha Holdings Inc 9,000 1,013
USS Co Ltd 45,300 877
Walgreens Boots Alliance Inc 27,732 1,519
$ 36,715
Savings & Loans - 0.01%
Sterling Bancorp/DE 31,478 619
Semiconductors - 0.19%
Advantest Corp 17,500 796
Applied Materials Inc 14,539 789
Broadcom Inc 4,966 1,454
Cabot Microelectronics Corp 10,878 1,644
Entegris Inc 16,742 804
Intel Corp 22,644 1,280
Lam Research Corp 4,061 1,101
Microchip Technology Inc 13,012 1,227
NXP Semiconductors NV 9,026 1,026
Realtek Semiconductor Corp
(c)
65,000 482
Skyworks Solutions Inc 11,400 1,038
SUMCO Corp 119,200 1,980
Teradyne Inc 5,245 321
Texas Instruments Inc 8,225 971
$ 14,913
Shipbuilding - 0.03%
Wartsila OYJ Abp 157,797 1,667
Yangzijiang Shipbuilding Holdings Ltd 1,469,200 1,029
$ 2,696
Software - 0.14%
CDK Global Inc 13,167 666
InterXion Holding NV
(c)
45,085 3,977
Micro Focus International PLC 327,582 4,496
Oracle Corp 12,972 707
Synopsys Inc
(c)
6,627 900
Temenos AG
(c)
2,540 363
$ 11,109
Storage & Warehousing - 0.02%
Safestore Holdings PLC 201,064 1,826
Telecommunications - 0.75%
Accton Technology Corp 165,000 981
BCE Inc 372,475 17,674
Cisco Systems Inc 25,375 1,205
CITIC Telecom International Holdings Ltd 2,007,000 762
KDDI Corp 47,400 1,312
LogMeIn Inc 11,666 766
Motorola Solutions Inc 8,437 1,403
NTT DOCOMO Inc 55,500 1,521
Service Stream Ltd 416,231 740
Spark New Zealand Ltd 45,934 132
Telefonica Deutschland Holding AG 2,102,950 6,679
TELUS Corp 650,000 23,121
TELUS Corp 45,200 1,608
$ 57,904
Toys, Games & Hobbies - 0.01%
Nintendo Co Ltd 1,800 660
Transportation - 0.09%
Canadian Pacific Railway Ltd 2,300 523
CH Robinson Worldwide Inc 11,224 849
CSX Corp 8,557 601
Hyundai Glovis Co Ltd 5,950 771
Kamigumi Co Ltd 26,400 597
Landstar System Inc 2,237 253
Old Dominion Freight Line Inc 916 167
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Poste Italiane SpA
(d)
43,548 $ 529
Sankyu Inc 17,600 895
SITC International Holdings Co Ltd 752,000 828
Union Pacific Corp 5,503 910
$ 6,923
Water - 0.01%
Pennon Group PLC 48,687 566
TOTAL COMMON STOCKS $ 1,425,754
CONVERTIBLE PREFERRED STOCKS
- 0.03% Shares Held Value (000's)
Banks - 0.03%
Wells Fargo & Co 7.50%
(g)
1,680 $ 2,536
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,536
PREFERRED STOCKS - 1.07% Shares Held Value (000's)
Banks - 0.31%
AgriBank FCB 6.88%, 01/01/2024
(g)
33,000 3,564
3 Month USD LIBOR + 4.23%
Banco do Estado do Rio Grande do Sul SA
0.93%
131,259 733
Citigroup Inc 6.88%, 11/15/2023
(g)
78,695 2,227
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
(g)
2,600 73
3 Month USD LIBOR + 3.64%
Fifth Third Bancorp 6.63%, 12/31/2023
(g)
93,674 2,672
3 Month USD LIBOR + 3.71%
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(g)
32,200 874
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(g)
62,796 1,646
KeyCorp 6.13%, 12/15/2026
(g)
40,000 1,199
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(g)
60,000 1,660
3 Month USD LIBOR + 3.49%
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(g)
27,567 749
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(g)
38,000 1,041
3 Month USD LIBOR + 3.15%
State Street Corp 5.35%, 03/15/2026
(g)
3,704 103
3 Month USD LIBOR + 3.71%
State Street Corp 5.90%, 03/15/2024
(g)
65,000 1,794
3 Month USD LIBOR + 3.11%
US Bancorp 6.50%, 01/15/2022
(g)
6,000 164
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(g)
119,879 3,527
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 06/15/2022
(g)
78,727 2,076
$ 24,102
Consumer Products - 0.01%
Henkel AG & Co KGaA 1.85% 9,313 968
Diversified Financial Services - 0.02%
Affiliated Managers Group Inc 5.88%,
03/30/2059
5,000 133
Charles Schwab Corp/The 6.00%, 12/01/2020
(g)
55,283 1,490
$ 1,623
Electric - 0.26%
Alabama Power Co 5.00%, 10/01/2022
(g)
75,000 1,968
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,388
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 200,000 5,592
Dominion Energy Inc 5.25%, 07/30/2076 76,941 1,999
DTE Energy Co 5.25%, 12/01/2077 35,000 941
Duke Energy Corp 5.75%, 06/15/2024
(g)
59,660 1,665
Entergy Louisiana LLC 4.70%, 06/01/2063 95,030 2,408

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
183
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
6,445 $ 178
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
120,000 3,332
Southern Co/The 5.25%, 12/01/2077 31,100 827
$ 20,298
Food - 0.01%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(d),(g)
10,000 1,000
Gas - 0.01%
Entergy New Orleans LLC 5.00%, 12/01/2052 17,346 442
Insurance - 0.08%
Arch Capital Group Ltd 5.25%, 09/29/2021
(g)
30,800 785
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
97,800 2,780
3 Month USD LIBOR + 5.60%
Reinsurance Group of America Inc 6.20%,
09/15/2042
14,888 406
3 Month USD LIBOR + 4.37%
Voya Financial Inc 5.35%, 09/15/2029
(g)
80,800 2,191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 6,162
REITs - 0.16%
Equity Residential 8.29%, 12/10/2026
(g)
20,702 1,304
Kimco Realty Corp 5.25%, 12/20/2022
(g)
63,000 1,634
Prologis Inc 8.54%, 11/13/2026
(g)
92,034 6,649
Public Storage 5.05%, 08/09/2022
(g)
2,000 52
Public Storage 5.60%, 03/11/2024
(g)
40,000 1,107
Public Storage 5.88%, 12/02/2019
(g)
40,875 1,033
SITE Centers Corp 6.38%, 06/05/2022
(g)
15,702 424
$ 12,203
Savings & Loans - 0.01%
People's United Financial Inc 5.63%, 12/15/2026
(g)
21,800 587
3 Month USD LIBOR + 4.02%
Sovereign - 0.15%
CoBank ACB 3.19%, 07/10/2022
(d),(g)
8,000 4,960
3 Month USD LIBOR + 1.18%
CoBank ACB 6.20%, 01/01/2025
(g)
7,000 756
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(g)
51,000 5,406
3 Month USD LIBOR + 4.56%
$ 11,122
Telecommunications - 0.05%
Centaur Funding Corp 9.08%, 04/21/2020
(d)
2,071 2,154
Telephone & Data Systems Inc 6.88%,
11/15/2059
9,296 236
Telephone & Data Systems Inc 7.00%,
03/15/2060
58,270 1,482
$ 3,872
TOTAL PREFERRED STOCKS $ 82,379
BONDS - 70.18%
Principal
Amount (000's) Value (000's)
Advertising - 0.07%
Outfront Media Capital LLC / Outfront Media
Capital Corp
5.00%, 08/15/2027
(d)
$ 5,400 $ 5,657
Aerospace & Defense - 0.44%
Leonardo SpA
4.88%, 03/24/2025 EUR 500 670
TransDigm Inc
5.50%, 11/15/2027
(d),(h)
$ 15,075 15,025
6.25%, 03/15/2026
(d)
7,700 8,248
6.38%, 06/15/2026 5,000 5,231
7.50%, 03/15/2027 1,950 2,094
TransDigm UK Holdings PLC
6.88%, 05/15/2026 1,025 1,092
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
United Technologies Corp
3.10%, 06/01/2022 $ 1,800 $ 1,855
$ 34,215
Agriculture - 0.31%
Adecoagro SA
6.00%, 09/21/2027 1,600 1,544
JBS Investments II GmbH
7.00%, 01/15/2026
(d)
1,500 1,626
7.00%, 01/15/2026 8,467 9,178
Kernel Holding SA
8.75%, 01/31/2022 1,500 1,587
Philip Morris International Inc
6.38%, 05/16/2038 1,500 2,050
Reynolds American Inc
4.00%, 06/12/2022 2,800 2,919
Tereos Finance Groupe I SA
4.13%, 06/16/2023 EUR 5,600 3,960
Vector Group Ltd
6.13%, 02/01/2025
(d)
$ 1,500 1,440
$ 24,304
Airlines - 0.16%
Gol Finance SA
7.00%, 01/31/2025
(d)
8,869 9,069
Latam Finance Ltd
7.00%, 03/01/2026
(d)
3,000 3,231
$ 12,300
Apparel - 0.00%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 238
Automobile Manufacturers - 0.12%
Daimler AG
1.40%, 01/12/2024 2,000 2,349
Jaguar Land Rover Automotive PLC
2.20%, 01/15/2024 3,500 3,523
Tesla Inc
5.30%, 08/15/2025
(d)
$ 3,250 3,071
$ 8,943
Automobile Parts & Equipment - 0.26%
American Axle & Manufacturing Inc
6.25%, 04/01/2025 2,195 2,115
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 2,300 2,913
LKQ European Holdings BV
3.63%, 04/01/2026 600 697
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05/15/2026
(d)
$ 8,125 8,590
Truck Hero Inc
8.50%, 04/21/2024
(d)
5,440 5,399
Weichai International Hong Kong Energy Group
Co Ltd
3.75%, 12/31/2049
(g),(i)
700 704
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%
$ 20,418
Banks - 4.53%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(d),(g),(i)
2,600 2,928
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/2020 1,500 1,512
Banco de Sabadell SA
5.38%, 12/12/2028
(i)
EUR 2,200 2,760
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
184
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco do Brasil SA/Cayman
6.25%, 12/29/2049
(g),(i)
$ 7,500 $ 7,461
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Internacional del Peru SAA Interbank
3.25%, 10/04/2026
(d)
2,065 2,060
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(d),(g),(i)
7,000 7,147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12/31/2049
(g),(i)
3,000 3,063
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.50%, 12/31/2049
(d),(g),(i)
2,850 2,972
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 5.47%
Banco Votorantim SA
4.50%, 09/24/2024
(d)
2,315 2,387
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/2034
(d),(i)
1,820 1,844
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%
Bank of America Corp
6.30%, 12/31/2049
(g),(i)
14,300 16,260
3 Month USD LIBOR + 4.55%
6.50%, 12/31/2049
(g),(i)
5,300 6,010
3 Month USD LIBOR + 4.17%
Bank of Montreal
1.61%, 10/28/2021 CAD 3,750 2,830
Bank of New York Mellon Corp/The
4.62%, 12/31/2049
(g),(i)
$ 6,000 6,216
3 Month USD LIBOR + 3.13%
4.95%, 12/31/2049
(g),(i)
4,420 4,464
3 Month USD LIBOR + 3.42%
Banque Centrale de Tunisie International Bond
5.63%, 02/17/2024 EUR 7,500 8,174
Barclays Bank PLC
6.28%, 12/29/2049
(g),(i)
$ 2,000 2,212
3 Month USD LIBOR + 1.55%
Barclays PLC
7.88%, 12/31/2049
(g),(i)
7,500 7,997
USD Swap Semi-Annual 5 Year + 6.77%
BB&T Corp
4.80%, 12/31/2049
(g),(i)
7,000 7,123
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
BBVA Bancomer SA/Texas
5.88%, 09/13/2034
(d),(i)
2,510 2,550
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.31%
BNP Paribas SA
2.13%, 01/23/2027
(i)
EUR 1,000 1,225
3 Month Euro Interbank Offered Rate +
1.80%
7.37%, 12/31/2049
(d),(g),(i)
$ 3,000 3,390
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(d),(g),(i)
5,000 5,250
USD Swap Semi-Annual 5 Year + 6.31%
CaixaBank SA
3.50%, 02/15/2027
(i)
EUR 2,200 2,598
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.35%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 925 744
Capital One NA
2.25%, 09/13/2021 $ 850 853
CIT Group Inc
6.13%, 03/09/2028 295 348
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citibank NA
2.13%, 10/20/2020 $ 1,750 $ 1,754
Citigroup Capital III
7.63%, 12/01/2036 4,600 6,533
Citigroup Inc
5.90%, 12/29/2049
(g),(i)
3,043 3,222
3 Month USD LIBOR + 4.23%
5.95%, 12/31/2049
(g),(i)
2,500 2,675
3 Month USD LIBOR + 3.91%
Citizens Financial Group Inc
6.38%, 12/31/2049
(g),(i)
10,930 11,613
3 Month USD LIBOR + 3.16%
Credit Agricole SA
7.88%, 12/31/2049
(d),(g),(i)
6,000 6,764
USD Swap Semi-Annual 5 Year + 4.90%
Credit Suisse AG/New York NY
3.63%, 09/09/2024 1,900 2,019
Credit Suisse Group AG
6.25%, 12/31/2049
(d),(g),(i)
1,000 1,066
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2049
(d),(g),(i)
500 527
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/31/2049
(d),(g),(i)
3,300 3,659
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(g),(i)
5,000 5,543
USD Swap Semi-Annual 5 Year + 4.60%
DNB Bank ASA
6.50%, 12/31/2049
(g),(i)
3,000 3,150
USD Swap Semi-Annual 5 Year + 5.08%
Ecobank Transnational Inc
9.50%, 04/18/2024 1,500 1,669
Fifth Third Bancorp
5.10%, 12/31/2049
(g),(i)
13,000 13,195
3 Month USD LIBOR + 3.03%
8.25%, 03/01/2038 900 1,382
FirstRand Bank Ltd
6.25%, 04/23/2028
(i)
550 583
USD Swap Semi-Annual 5 Year + 3.56%
Goldman Sachs Group Inc/The
4.22%, 05/01/2029
(i)
1,750 1,913
3 Month USD LIBOR + 1.30%
5.50%, 12/31/2049
(g),(i)
1,000 1,070
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Holdings PLC
4.38%, 11/23/2026 1,800 1,945
6.87%, 12/31/2049
(g),(i)
6,600 6,887
USD Swap Rate NY 5 Year + 5.51%
Iccrea Banca SpA
1.50%, 10/11/2022 EUR 3,500 3,994
ING Groep NV
2.96%, 04/11/2028
(i)
1,000 1,206
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.85%
6.50%, 12/31/2049
(g),(i)
$ 2,500 2,656
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12/31/2049
(g),(i)
5,000 5,275
USD Swap Semi-Annual 5 Year + 5.12%
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/31/2049
(d),(g),(i)
3,136 3,232
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
6.13%, 12/31/2049
(g),(i)
6,000 6,184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
185
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
5.30%, 12/31/2049
(g),(i)
$ 1,000 $ 1,015
3 Month USD LIBOR + 3.80%
6.75%, 12/31/2049
(g),(i)
11,200 12,496
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 1,038
Lloyds Bank PLC
12.00%, 12/29/2049
(d),(g),(i)
4,100 4,992
3 Month USD LIBOR + 11.76%
12.00%, 12/29/2049
(g),(i)
3,000 3,653
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
0.63%, 01/15/2024
(i)
EUR 2,100 2,362
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
2.25%, 10/16/2024 GBP 400 532
6.41%, 01/29/2049
(d),(g),(i)
$ 3,500 3,898
3 Month USD LIBOR + 1.50%
6.66%, 01/29/2049
(d),(g),(i)
2,400 2,718
3 Month USD LIBOR + 1.27%
7.50%, 12/31/2049
(g),(i)
5,000 5,501
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
6.45%, 12/31/2049
(g),(i)
535 584
3 Month USD LIBOR + 3.61%
Morgan Stanley
2.63%, 03/09/2027 GBP 1,100 1,514
5.55%, 12/31/2049
(g),(i)
$ 8,525 8,632
3 Month USD LIBOR + 3.81%
National Australia Bank Ltd/New York
2.50%, 07/12/2026 2,000 2,019
Noor Sukuk Co Ltd
4.47%, 04/24/2023 700 733
Popular Inc
6.13%, 09/14/2023 5,000 5,375
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(d)
12,630 12,279
QNB Finansbank AS
4.88%, 05/19/2022 2,000 1,995
4.88%, 05/19/2022
(d)
2,920 2,913
6.88%, 09/07/2024
(d)
3,420 3,599
Royal Bank of Scotland Group PLC
8.62%, 12/29/2049
(g),(i)
6,000 6,465
USD Swap Semi-Annual 5 Year + 7.60%
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(i)
2,000 2,110
3 Month USD LIBOR + 1.40%
Societe Generale SA
7.88%, 12/31/2049
(d),(g),(i)
6,000 6,578
USD Swap Semi-Annual 5 Year + 4.98%
Standard Chartered PLC
7.75%, 12/31/2049
(d),(g),(i)
7,000 7,621
USD Swap Semi-Annual 5 Year + 5.72%
Swedbank AB
6.00%, 12/31/2049
(g),(i)
8,000 8,290
USD Swap Semi-Annual 5 Year + 4.11%
Turkiye Halk Bankasi AS
5.00%, 07/13/2021 1,700 1,568
Turkiye Is Bankasi AS
6.13%, 04/25/2024 1,400 1,362
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/2021 2,000 1,984
8.13%, 03/28/2024
(d)
4,505 4,639
UBS Group AG
6.88%, 12/31/2049
(g),(i)
3,000 3,251
USD Swap Semi-Annual 5 Year + 4.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Unione di Banche Italiane SpA
4.25%, 05/05/2026
(i)
EUR 2,000 $ 2,319
EUR Swap Annual (VS 6 Month) 5 Year
+ 4.18%
Wells Fargo & Co
5.87%, 12/31/2049
(g),(i)
$ 7,100 7,863
3 Month USD LIBOR + 3.99%
Wells Fargo Bank NA
6.60%, 01/15/2038 1,750 2,516
Woori Bank
5.25%, 12/31/2049
(g),(i)
3,206 3,298
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
Yapi ve Kredi Bankasi AS
5.50%, 12/06/2022 600 581
$ 350,387
Beverages - 0.04%
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 700 851
Molson Coors Brewing Co
2.10%, 07/15/2021 $ 1,900 1,901
$ 2,752
Biotechnology - 0.03%
Celgene Corp
4.63%, 05/15/2044 2,000 2,415
Building Materials - 0.06%
Cemex SAB de CV
5.70%, 01/11/2025 1,000 1,029
HeidelbergCement AG
2.25%, 03/30/2023 EUR 2,000 2,368
Standard Industries Inc/NJ
4.75%, 01/15/2028
(d)
$ 1,015 1,053
$ 4,450
Chemicals - 0.72%
Alpek SAB de CV
4.50%, 11/20/2022 1,300 1,352
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 458
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(d),(h)
$ 3,795 3,761
5.88%, 01/31/2050
(d),(h)
3,670 3,647
CF Industries Inc
5.15%, 03/15/2034 1,640 1,738
CNAC HK Finbridge Co Ltd
5.13%, 03/14/2028 7,565 8,428
Cornerstone Chemical Co
6.75%, 08/15/2024
(d)
10,632 9,781
DuPont de Nemours Inc
4.21%, 11/15/2023 700 750
INEOS Finance PLC
2.88%, 05/01/2026 EUR 2,750 3,029
Israel Chemicals Ltd
6.38%, 05/31/2038
(d)
$ 5,055 6,081
Kronos International Inc
3.75%, 09/15/2025 EUR 200 220
OCI NV
5.00%, 04/15/2023 400 465
6.63%, 04/15/2023
(d)
$ 800 835
OCP SA
4.50%, 10/22/2025
(d)
2,410 2,548
5.63%, 04/25/2024 2,200 2,412
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044 500 526
Sasol Financing USA LLC
5.88%, 03/27/2024 2,400 2,588
6.50%, 09/27/2028 2,050 2,292

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
186
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Solvay Finance SA
5.87%, 12/31/2049
(g),(i)
EUR 400 $ 526
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%
TPC Group Inc
10.50%, 08/01/2024
(d)
$ 4,000 4,240
$ 55,677
Coal - 0.08%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(d)
4,085 3,452
Foresight Energy LLC / Foresight Energy Finance
Corp
0.00%, 04/01/2023
(c),(d)
28,670 2,508
$ 5,960
Commercial Mortgage Backed Securities - 19.90%
Banc of America Merrill Lynch Commercial
Mortgage Inc
5.50%, 11/10/2042
(j)
2,499 2,474
BANK 2017-BNK4
0.81%, 05/15/2050
(j),(k)
13,843 801
BANK 2017-BNK5
1.18%, 06/15/2060
(d),(j),(k)
42,403 3,340
3.08%, 06/15/2060
(d),(j)
18,288 16,757
4.26%, 06/15/2060
(d),(j)
8,356 6,243
BANK 2017-BNK9
1.42%, 11/15/2054
(d),(j),(k)
15,200 1,524
2.80%, 11/15/2054
(d)
10,000 8,806
BANK 2018-BNK10
1.74%, 02/15/2061
(d),(j),(k)
31,334 3,927
BANK 2018-BNK12
1.42%, 05/15/2061
(d),(j),(k)
18,728 1,998
3.00%, 05/15/2061
(d)
6,000 5,457
BANK 2018-BNK13
1.54%, 08/15/2061
(d),(j),(k)
41,485 4,928
3.00%, 08/15/2061
(d)
11,500 10,280
4.22%, 08/15/2061
(j)
3,500 3,977
BANK 2018-BNK14
1.60%, 09/15/2060
(d),(j),(k)
11,466 1,421
3.00%, 09/15/2060
(d)
8,000 7,370
BANK 2019-BNK16
1.83%, 02/15/2052
(d),(j),(k)
13,120 1,892
3.00%, 02/15/2052
(d)
2,500 2,091
3.00%, 02/15/2052
(d)
2,500 2,323
BANK 2019-BNK17
1.60%, 04/15/2052
(d),(j),(k)
11,541 1,477
3.00%, 04/15/2052
(d)
3,500 3,226
3.00%, 04/15/2052
(d)
3,849 3,265
BANK 2019-BNK18
1.35%, 05/15/2062
(d),(j),(k)
17,647 1,971
3.00%, 05/15/2062
(d)
3,580 3,305
3.00%, 05/15/2062
(d)
4,250 3,682
Bank 2019-BNK19
1.03%, 08/15/2061
(d),(j),(k)
17,014 1,468
3.00%, 08/15/2061
(d)
3,000 2,743
3.18%, 08/15/2061 10,000 10,595
BANK 2019-BNK20
0.84%, 09/15/2061 50,000 3,413
1.21%, 09/15/2061
(d),(j)
15,674 1,577
2.50%, 09/15/2061
(d)
4,921 4,366
2.50%, 09/15/2061
(d)
3,250 2,679
BANK 2019-BNK22
0.00%, 11/15/2062
(c),(d),(f),(h),(j),(k)
18,082 1,476
2.50%, 11/15/2062
(d),(h)
5,000 4,386
Barclays Commercial Mortgage Trust 2019-C3
1.79%, 05/15/2052
(d),(j),(k)
6,117 889
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Barclays Commercial Mortgage Trust 2019-C4
1.17%, 08/15/2052
(d),(j),(k)
$ 13,091 $ 1,242
1.60%, 08/15/2052
(j),(k)
48,957 5,971
3.25%, 08/15/2052
(d)
4,000 3,728
BBCMS 2018-TALL Mortgage Trust
2.64%, 03/15/2037
(d)
15,000 14,966
1.00 x 1 Month USD LIBOR + 0.72%
BBCMS Mortgage Trust 2018-C2
4.97%, 12/15/2051
(j)
5,000 5,554
BENCHMARK 2018-B1 Mortgage Trust
1.12%, 01/15/2051
(d),(j),(k)
12,667 1,071
1.37%, 01/15/2051
(d),(j),(k)
30,260 3,076
2.75%, 01/15/2051
(d)
11,120 9,849
3.67%, 01/15/2051
(j)
3,000 3,273
BENCHMARK 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(d),(j),(k)
5,520 583
Benchmark 2018-B5 Mortgage Trust
0.49%, 07/15/2051
(j),(k)
97,114 3,382
3.11%, 07/15/2051
(d),(j)
4,500 4,195
BENCHMARK 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(d),(j),(k)
37,790 4,329
3.12%, 10/10/2051
(d),(j)
3,801 3,230
3.12%, 10/10/2051
(d),(j)
11,720 10,856
BENCHMARK 2018-B7 Mortgage Trust
1.86%, 05/15/2053
(d),(j)
16,962 2,505
3.00%, 05/15/2053
(d),(j)
5,000 4,570
Benchmark 2018-B8 Mortgage Trust
1.87%, 01/15/2052
(d),(j),(k)
6,900 980
3.00%, 01/15/2052
(d)
9,250 8,507
BENCHMARK 2019-B10 Mortgage Trust
1.23%, 03/15/2062
(j),(k)
47,948 4,406
1.87%, 03/15/2062
(d),(j),(k)
12,985 1,955
3.00%, 03/15/2062
(d)
3,250 2,972
3.00%, 03/15/2062
(d)
5,236 4,494
Benchmark 2019-B11 Mortgage Trust
1.52%, 05/15/2052
(d),(j),(k)
13,924 1,694
3.00%, 05/15/2052
(d)
3,000 2,745
Benchmark 2019-B12 Mortgage Trust
1.13%, 08/15/2052
(d),(j),(k)
13,870 1,287
3.00%, 08/15/2052
(d)
12,000 10,973
Benchmark 2019-B13 Mortgage Trust
1.27%, 08/15/2057
(j)
58,000 4,978
1.64%, 08/15/2057
(d),(j),(k)
4,000 512
2.50%, 08/15/2057
(d)
7,500 6,506
2.50%, 08/15/2057
(d)
5,500 4,435
Benchmark 2019-B9 Mortgage Trust
2.00%, 03/15/2052
(d),(j),(k)
11,550 1,816
3.00%, 03/15/2052
(d)
3,000 2,759
BX Commercial Mortgage Trust 2018-BIOA
2.58%, 03/15/2037
(d)
15,000 14,963
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2018-IND
2.66%, 11/15/2035
(d)
2,375 2,373
1.00 x 1 Month USD LIBOR + 0.75%
BX Commercial Mortgage Trust 2019-XL
2.92%, 10/15/2036
(d)
25,000 25,031
1.00 x 1 Month USD LIBOR + 0.92%
BX Trust 2018-BILT
2.71%, 05/15/2030
(d)
16,502 16,471
1.00 x 1 Month USD LIBOR + 0.80%
BX Trust 2018-EXCL
3.00%, 09/15/2037
(d)
5,762 5,747
1.00 x 1 Month USD LIBOR + 1.09%
BX Trust 2018-GW
2.71%, 05/15/2035
(d)
15,862 15,832
1.00 x 1 Month USD LIBOR + 0.80%

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
187
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Cantor Commercial Real Estate Lending
2019-CF2
1.60%, 11/15/2052
(d),(j),(k)
$ 10,105 $ 1,204
2.50%, 11/15/2052
(d)
5,000 4,330
CD 2006-CD2 Mortgage Trust
5.50%, 01/15/2046
(j)
1,892 1,120
CD 2017-CD4 Mortgage Trust
4.35%, 05/10/2050
(j)
7,470 8,017
CD 2017-CD5 Mortgage Trust
3.35%, 08/15/2050
(d)
7,000 6,265
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(d),(j),(k)
20,444 2,608
3.10%, 08/15/2051
(d),(j)
12,750 11,751
4.85%, 08/15/2051
(j)
5,182 5,784
CFCRE Commercial Mortgage Trust 2016-C6
1.17%, 11/10/2049
(j),(k)
44,162 2,881
4.22%, 11/10/2049
(j)
4,000 4,194
CGMS Commercial Mortgage Trust 2017-B1
3.00%, 08/15/2050
(d)
7,435 6,415
Citigroup Commercial Mortgage Trust
0.00%, 11/10/2052
(c),(d),(h),(j),(k)
11,280 606
3.00%, 11/10/2052
(d),(h)
5,000 4,534
3.00%, 11/10/2052
(d),(h)
3,787 3,218
Citigroup Commercial Mortgage Trust 2012-GC8
4.88%, 09/10/2045
(d),(j)
1,875 1,754
Citigroup Commercial Mortgage Trust
2013-GC15
4.25%, 09/10/2046
(d),(j)
16,492 14,061
5.21%, 09/10/2046
(d),(j)
7,700 8,155
Citigroup Commercial Mortgage Trust 2016-C1
1.89%, 05/10/2049
(j),(k)
36,455 3,584
Citigroup Commercial Mortgage Trust
2016-GC37
1.76%, 04/10/2049
(j),(k)
14,823 1,311
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(d),(j),(k)
13,247 1,379
3.17%, 03/10/2051
(d),(j)
2,500 2,280
Citigroup Commercial Mortgage Trust 2018-C5
3.22%, 06/10/2051
(d),(j)
1,000 938
Citigroup COmmercial Mortgage Trust 2018-C6
5.07%, 11/10/2051
(d),(j)
10,000 10,717
Citigroup Commercial Mortgage Trust
2019-GC41
0.98%, 08/10/2056
(d),(j),(k)
13,007 920
3.00%, 08/10/2056
(d)
15,500 14,178
3.00%, 08/10/2056
(d)
4,000 3,426
3.00%, 08/10/2056
(d)
9,330 6,597
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(d)
13,993 11,833
5.32%, 05/15/2045
(d),(j)
8,889 9,206
COMM 2012-CCRE4 Mortgage Trust
4.59%, 10/15/2045
(d),(j)
5,000 2,467
COMM 2012-CCRE5 Mortgage Trust
4.32%, 12/10/2045
(d),(j)
3,475 3,535
4.32%, 12/10/2045
(d),(j)
7,500 7,339
Comm 2013-CCRE13 Mortgage Trust
4.89%, 11/10/2046
(d),(j)
6,421 6,684
4.89%, 11/10/2046
(d),(j)
4,110 4,162
COMM 2013-CCRE6 Mortgage Trust
1.05%, 03/10/2046
(j),(k)
55,209 1,409
4.08%, 03/10/2046
(d),(j)
13,215 13,293
4.08%, 03/10/2046
(d),(j)
13,750 12,864
COMM 2013-CCRE7 Mortgage Trust
4.38%, 03/10/2046
(d),(j)
7,500 6,239
COMM 2014-CCRE15 Mortgage Trust
4.25%, 02/10/2047
(d),(j)
5,414 5,304
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(d),(j),(k)
$ 44,717 $ 570
4.85%, 05/10/2047
(d),(j)
12,469 12,783
Comm 2014-UBS2 Mortgage Trust
5.00%, 03/10/2047
(d),(j)
13,690 13,064
COMM 2014-UBS3 Mortgage Trust
4.78%, 06/10/2047
(d),(j)
11,861 11,384
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(d)
6,500 5,767
COMM 2015-LC19 Mortgage Trust
4.25%, 02/10/2048
(d),(j)
8,000 7,076
COMM 2015-LC23 Mortgage Trust
3.65%, 10/10/2048
(d),(j)
6,000 5,981
COMM 2016-COR1 Mortgage Trust
1.44%, 10/10/2049
(j),(k)
44,634 3,181
4.38%, 10/10/2049
(j)
5,000 5,290
COMM 2017-COR2 Mortgage Trust
1.17%, 09/10/2050
(j),(k)
75,844 5,742
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(d),(j),(k)
15,800 1,980
2.96%, 05/10/2051
(d),(j)
8,500 7,663
Credit Suisse Commercial Mortgage Trust Series
2007-C1
5.46%, 02/15/2040
(j)
23,015 10,641
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(d),(j),(k)
8,985 1,000
3.27%, 08/15/2051
(d),(j)
3,500 3,292
4.22%, 08/15/2051
(j)
5,000 5,650
CSAIL 2019-C15 Commercial Mortgage Trust
1.05%, 03/15/2052
(j),(k)
55,938 4,284
1.98%, 03/15/2052
(d),(j),(k)
3,981 618
3.00%, 03/15/2052
(d)
2,500 2,286
CSAIL 2019-C17 Commercial Mortgage Trust
1.37%, 09/15/2052
(j),(k)
29,990 3,127
DBGS 2018-5BP Mortgage Trust
2.56%, 06/15/2033
(d)
5,220 5,205
1.00 x 1 Month USD LIBOR + 0.65%
DBGS 2018-BIOD Mortgage Trust
1.75%, 10/15/2051
(d),(j),(k)
9,496 1,223
4.47%, 10/15/2051 5,500 6,349
DBJPM 17-C6 Mortgage Trust
1.03%, 06/10/2050
(j),(k)
99,110 5,541
3.24%, 06/10/2050
(d),(j)
15,000 13,903
DBUBS 2011-LC1 Mortgage Trust
0.31%, 11/10/2046
(d),(j),(k)
142,384 560
DBUBS 2011-LC2 Mortgage Trust
1.04%, 07/10/2044
(d),(j),(k)
9,333 111
Freddie Mac Multifamily Structured Pass
Through Certificates
1.26%, 08/25/2020
(j),(k)
22,693 163
1.40%, 05/25/2040
(j),(k)
35,000 54
1.45%, 04/25/2041
(j),(k)
86,714 636
1.48%, 01/25/2043
(j),(k)
79,054 5,574
1.63%, 11/25/2042
(j),(k)
83,688 2,532
1.65%, 11/25/2040
(j),(k)
16,936 710
1.66%, 06/25/2041
(j),(k)
20,000 1,053
1.66%, 10/25/2041
(j),(k)
43,000 2,511
1.97%, 11/25/2044
(j),(k)
16,293 1,451
2.01%, 02/25/2041
(j),(k)
33,968 936
2.01%, 09/25/2047
(j),(k)
41,400 4,885
2.04%, 02/25/2045
(j),(k)
27,900 2,634
2.11%, 05/25/2025
(j),(k)
43,706 4,384
2.11%, 08/25/2042
(j),(k)
98,038 9,762
2.15%, 05/25/2047
(j),(k)
42,000 5,191
2.16%, 08/25/2045
(j),(k)
98,643 14,022
2.17%, 07/25/2026
(j),(k)
39,161 4,785
2.17%, 05/25/2046
(j),(k)
75,770 8,402
2.19%, 01/25/2026
(j),(k)
70,234 8,021

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
188
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through
Certificates   (continued)
2.20%, 12/25/2039
(j),(k)
$ 25,654 $ 1,153
2.21%, 10/25/2028
(j),(k)
17,800 2,847
2.23%, 09/25/2046
(j),(k)
14,690 2,407
2.26%, 07/25/2046
(j),(k)
17,686 2,864
2.27%, 08/25/2045
(j),(k)
37,838 6,182
2.30%, 01/25/2046
(j),(k)
42,892 7,602
2.31%, 02/25/2047
(j),(k)
28,250 5,148
2.32%, 01/25/2051
(j),(k)
17,584 3,043
3.61%, 06/25/2041
(j),(k)
4,400 239
4.62%, 11/25/2044
(j),(k)
1,800 78
GS Mortgage Securities Corp II
1.41%, 07/10/2051
(d),(j),(k)
8,017 898
GS Mortgage Securities Corp Trust 2018-HULA
2.83%, 07/15/2025
(d)
17,265 17,238
1.00 x 1 Month USD LIBOR + 0.92%
GS Mortgage Securities Corp Trust 2019-SMP
3.06%, 08/15/2032
(d)
8,000 8,000
1.00 x 1 Month USD LIBOR + 1.15%
GS Mortgage Securities Trust 2010-C2
5.18%, 12/10/2043
(d),(j)
5,000 5,140
GS Mortgage Securities Trust 2011-GC5
5.39%, 08/10/2044
(d),(j)
3,660 3,375
GS Mortgage Securities Trust 2012-GCJ7
5.69%, 05/10/2045
(d),(j)
7,429 7,454
GS Mortgage Securities Trust 2012-GCJ9
4.74%, 11/10/2045
(d),(j)
5,000 5,136
4.74%, 11/10/2045
(d),(j)
8,500 8,156
GS Mortgage Securities Trust 2013-GC16
3.50%, 11/10/2046
(d)
2,500 2,028
GS Mortgage Securities Trust 2013-GCJ14
4.75%, 08/10/2046
(d),(j)
10,460 10,833
4.75%, 08/10/2046
(d),(j)
7,742 7,727
4.75%, 08/10/2046
(d),(j)
2,500 2,421
GS Mortgage Securities Trust 2014-GC26
1.21%, 11/10/2047
(d),(j),(k)
29,811 1,635
4.52%, 11/10/2047
(d),(j)
2,570 2,285
GS Mortgage Securities Trust 2017-GS7
1.13%, 08/10/2050
(j),(k)
28,916 1,993
GS Mortgage Securities Trust 2018-GS9
1.36%, 03/10/2051
(d),(j),(k)
8,353 817
GS Mortgage Securities Trust 2019-GC38
3.00%, 02/10/2052
(d)
2,500 2,280
GS Mortgage Securities Trust 2019-GC39
1.63%, 05/10/2052
(d),(j),(k)
16,430 2,183
3.00%, 05/10/2052
(d)
4,864 4,425
3.00%, 05/10/2052
(d)
2,497 2,132
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(d),(j),(k)
4,941 496
1.16%, 07/10/2052
(d),(j),(k)
16,500 1,601
3.00%, 07/10/2052
(d)
4,000 3,650
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(d),(j)
13,000 1,058
2.80%, 09/01/2052
(d)
8,500 7,567
2.80%, 09/01/2052
(d)
3,500 2,903
GS Mortgage Securities Trust 2019-GSA1
0.00%, 11/10/2052
(c),(d),(h),(j),(k)
21,600 1,849
2.80%, 11/10/2052
(d),(h)
5,000 4,353
Hilton Orlando Trust 2018-ORL
2.68%, 12/15/2034
(d)
10,000 9,997
1.00 x 1 Month USD LIBOR + 0.77%
J.P. Morgan Chase Commercial Mortgage
Securities Trust 2018-ASH8
2.71%, 02/15/2035
(d)
11,398 11,383
1.00 x 1 Month USD LIBOR + 0.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC12
4.99%, 09/12/2037
(j)
$ 17 $ 17
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(j)
9,132 7,484
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 792 730
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
4.00%, 08/15/2046
(d),(j)
6,000 5,897
5.40%, 08/15/2046
(d),(j)
4,844 4,953
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6
2.97%, 05/15/2045
(d),(j)
3,750 3,067
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8
2.75%, 10/15/2045
(d),(j)
8,553 7,358
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
3.74%, 12/15/2046
(d),(j)
10,000 9,111
5.03%, 12/15/2046
(d),(j)
5,000 5,274
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11
1.26%, 04/15/2046
(j),(k)
51,121 1,888
JP Morgan Chase Commercial Mortgage
Securities Trust 2019-BKWD
2.89%, 09/15/2029
(d)
3,000 3,004
1.00 x 1 Month USD LIBOR + 1.00%
JPMBB Commercial Mortgage Securities Trust
2013-C12
4.10%, 07/15/2045
(j)
7,286 7,318
JPMBB Commercial Mortgage Securities Trust
2013-C15
3.50%, 11/15/2045
(d)
9,191 7,694
5.20%, 11/15/2045
(d),(j)
23,750 25,334
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.85%, 02/15/2047
(j),(k)
46,725 1,406
4.81%, 02/15/2047
(d),(j)
7,850 7,506
JPMBB Commercial Mortgage Securities Trust
2014-C19
4.68%, 04/15/2047
(d),(j)
1,359 1,398
4.68%, 04/15/2047
(j)
15,096 16,026
JPMBB Commercial Mortgage Securities Trust
2014-C21
1.01%, 08/15/2047
(j),(k)
38,510 1,446
JPMBB Commercial Mortgage Securities Trust
2014-C23
0.66%, 09/15/2047
(j),(k)
221,503 5,362
JPMBB Commercial Mortgage Securities Trust
2014-C24
3.91%, 11/15/2047
(d),(j)
20,500 19,530
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(d),(j),(k)
54,005 1,260
1.10%, 10/15/2048
(j),(k)
53,396 2,076
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.66%, 05/15/2048
(j)
5,270 4,557
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.53%, 07/15/2048
(j),(k)
73,745 1,909
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(d),(j),(k)
42,377 1,041

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
189
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMCC Commercial Mortgage Securities Trust
2017-JP5
1.09%, 03/15/2050
(j),(k)
$ 97,772 $ 5,310
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.15%, 07/15/2050
(j),(k)
20,330 1,223
JPMCC Commercial Mortgage Securities Trust
2017-JP7
4.05%, 09/15/2050 2,500 2,708
4.40%, 09/15/2050
(d),(j)
14,734 15,258
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.12%, 03/10/2052
(j),(k)
34,359 2,911
2.01%, 03/10/2052
(d),(j),(k)
18,869 2,954
3.00%, 03/10/2052
(d),(j)
7,000 6,553
3.00%, 03/10/2052
(d),(j)
1,000 875
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.78%, 06/13/2052
(d),(j),(k)
8,500 1,233
3.00%, 06/13/2052
(d)
2,500 2,286
JPMDB Commercial Mortgage Securities Trust
2018-C8
4.52%, 06/15/2051 1,250 1,403
LB Commercial Mortgage Trust 2007-C3
5.88%, 07/15/2044
(j)
250 250
5.88%, 07/15/2044
(j)
6,369 6,210
LB-UBS Commercial Mortgage Trust 2006-C7
5.41%, 11/15/2038 10,862 7,596
LB-UBS Commercial Mortgage Trust 2007-C6
6.29%, 07/15/2040
(j)
13,250 13,342
6.29%, 07/15/2040
(j)
8,841 8,308
ML-CFC Commercial Mortgage Trust 2007-5
5.45%, 08/12/2048
(j)
4,089 2,505
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
4.68%, 08/15/2045
(d),(j)
6,787 7,042
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8
4.06%, 12/15/2048
(d),(j)
13,500 13,747
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
4.94%, 02/15/2047
(d),(j)
5,331 5,136
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
4.27%, 06/15/2047
(d),(j)
17,104 12,331
4.77%, 06/15/2047
(d),(j)
10,598 8,585
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.31%, 02/15/2048
(j),(k)
48,707 2,435
1.39%, 02/15/2048
(d),(j),(k)
41,500 2,694
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
0.90%, 03/15/2048
(j),(k)
32,338 1,206
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26
3.06%, 10/15/2048
(d)
2,185 2,073
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.61%, 05/15/2049
(j),(k)
41,905 3,229
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.31%, 11/15/2049
(d),(j),(k)
21,213 1,724
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.73%, 12/15/2049
(j),(k)
74,906 3,113
Morgan Stanley Capital I Trust 2011-C3
0.63%, 07/15/2049
(d),(j),(k)
13,771 105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Capital I Trust 2018-H3
1.85%, 07/15/2051
(d),(j),(k)
$ 7,682 $ 1,017
Morgan Stanley Capital I Trust 2018-L1
3.00%, 10/15/2051
(d)
5,000 4,564
Morgan Stanley Capital I Trust 2019-H6
1.58%, 06/15/2052
(d),(j),(k)
4,693 589
3.00%, 06/15/2052
(d)
2,122 1,947
SG Commercial Mortgage Securities Trust
2016-C5
0.91%, 10/10/2048
(j),(k)
17,960 1,028
UBS Commercial Mortgage Trust
1.90%, 10/15/2052
(d),(j),(k)
12,767 1,866
2.50%, 10/15/2052
(d)
5,000 4,213
UBS Commercial Mortgage Trust 2012-C1
5.00%, 05/10/2045
(d),(j)
8,000 7,501
UBS-Barclays Commercial Mortgage Trust
2012-C2
1.31%, 05/10/2063
(d),(j),(k)
25,616 753
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(d),(j)
20,994 19,115
5.03%, 08/10/2049
(d),(j)
25,827 26,875
UBS-Barclays Commercial Mortgage Trust
2012-C4
4.48%, 12/10/2045
(d),(j)
12,000 11,903
4.48%, 12/10/2045
(d),(j)
17,981 15,997
UBS-Barclays Commercial Mortgage Trust
2013-C5
4.07%, 03/10/2046
(d),(j)
9,150 8,849
Wells Fargo Commercial Mortgage Trust 2010-C1
0.57%, 11/15/2043
(d),(j),(k)
13,501 72
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.08%, 12/15/2047
(j),(k)
79,068 3,207
3.96%, 12/15/2047
(d),(j)
13,500 12,953
Wells Fargo Commercial Mortgage Trust
2015-C28
4.11%, 05/15/2048
(j)
10,000 9,470
Wells Fargo Commercial Mortgage Trust
2015-C31
3.85%, 11/15/2048 5,536 5,125
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.35%, 05/15/2048
(j),(k)
24,936 672
2.88%, 05/15/2048
(d),(j)
7,116 5,564
4.10%, 05/15/2048
(j)
3,580 3,641
Wells Fargo Commercial Mortgage Trust
2015-NXS3
1.13%, 09/15/2057
(j),(k)
26,036 969
3.15%, 09/15/2057
(d)
5,000 4,698
Wells Fargo Commercial Mortgage Trust
2016-C34
2.14%, 06/15/2049
(j),(k)
35,094 3,271
Wells Fargo Commercial Mortgage Trust
2016-C35
1.96%, 07/15/2048
(j),(k)
38,443 3,855
Wells Fargo Commercial Mortgage Trust
2016-C36
4.19%, 11/15/2059
(j)
4,000 4,204
Wells Fargo Commercial Mortgage Trust
2016-C37
4.32%, 12/15/2049
(j)
1,800 1,942
Wells Fargo Commercial Mortgage Trust
2016-NXS5
4.88%, 01/15/2059
(j)
4,254 4,531
Wells Fargo Commercial Mortgage Trust
2017-C38
1.07%, 07/15/2050
(j),(k)
96,794 6,056

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
190
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2017-C40
4.33%, 10/15/2050
(j)
$ 10,000 $ 10,569
Wells Fargo Commercial Mortgage Trust
2017-C42
1.57%, 12/15/2050
(d),(j),(k)
20,343 2,169
Wells Fargo Commercial Mortgage Trust
2018-C43
1.62%, 03/15/2051
(d),(j),(k)
6,614 772
Wells Fargo Commercial Mortgage Trust
2018-C44
1.84%, 05/15/2051
(d),(j),(k)
8,022 1,063
3.00%, 05/15/2051
(d)
5,000 4,683
4.21%, 05/15/2051 5,000 5,635
Wells Fargo Commercial Mortgage Trust
2018-C45
1.88%, 06/15/2051
(d),(j),(k)
2,647 360
3.00%, 06/15/2051
(d)
1,250 1,142
Wells Fargo Commercial Mortgage Trust
2018-C46
5.15%, 08/15/2051
(j)
6,000 6,771
Wells Fargo Commercial Mortgage Trust
2018-C47
1.94%, 09/15/2061
(d),(j),(k)
14,133 2,099
3.00%, 09/15/2061
(d)
6,000 5,389
Wells Fargo Commercial Mortgage Trust
2018-C48
0.95%, 01/15/2052
(j),(k)
68,782 4,906
5.12%, 01/15/2052
(j)
10,000 11,365
Wells Fargo Commercial Mortgage Trust
2019-C49
2.14%, 03/15/2052
(d),(j),(k)
4,336 721
3.00%, 03/15/2052
(d)
2,500 2,222
Wells Fargo Commercial Mortgage Trust
2019-C50
2.02%, 05/15/2052
(d),(j),(k)
14,851 2,415
Wells Fargo Commercial Mortgage Trust
2019-C53
0.00%, 10/15/2052
(c),(d),(f),(h),(j),(k)
8,777 1,074
2.50%, 10/15/2052
(d),(h)
3,000 2,557
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(d)
10,000 8,072
4.51%, 05/15/2047
(j)
1,000 1,015
WFRBS Commercial Mortgage Trust 2014-C22
3.90%, 09/15/2057
(d),(j)
10,000 8,265
WFRBS Commercial Mortgage Trust 2014-C24
3.69%, 11/15/2047
(d)
11,047 9,125
3.93%, 11/15/2047 2,370 2,521
$ 1,539,406
Commercial Services - 0.64%
Adani Ports & Special Economic Zone Ltd
4.38%, 07/03/2029
(d)
4,885 5,095
GEMS MENASA Cayman Ltd / GEMS Education
Delaware LLC
7.13%, 07/31/2026
(d)
3,065 3,176
Loxam SAS
6.00%, 04/15/2025 EUR 500 559
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(d)
$ 8,450 7,817
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(d)
3,975 3,995
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(d)
6,775 7,359
ServiceMaster Co LLC/The
5.13%, 11/15/2024
(d)
11,225 11,618
Sotheby's
7.38%, 10/15/2027
(d)
3,875 3,875
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Team Health Holdings Inc
6.38%, 02/01/2025
(d)
$ 8,740 $ 5,637
$ 49,131
Computers - 0.03%
Apple Inc
0.35%, 06/10/2020 JPY 130,000 1,206
International Business Machines Corp
5.60%, 11/30/2039 $ 800 1,053
$ 2,259
Cosmetics & Personal Care - 0.22%
Avon International Operations Inc
7.88%, 08/15/2022
(d)
6,500 6,768
High Ridge Brands Co
0.00%, 03/15/2025
(c),(d)
15,607 39
Procter & Gamble Co/The
1.13%, 11/02/2023 EUR 1,800 2,108
Walnut Bidco PLC
9.13%, 08/01/2024
(d)
$ 8,000 8,210
$ 17,125
Distribution & Wholesale - 0.17%
IAA Inc
5.50%, 06/15/2027
(d)
1,725 1,848
LKQ Corp
4.75%, 05/15/2023 10,980 11,196
$ 13,044
Diversified Financial Services - 2.24%
Ally Financial Inc
5.75%, 11/20/2025 3,565 3,971
Avation Capital SA
6.50%, 05/15/2021
(d)
855 891
Avolon Holdings Funding Ltd
5.50%, 01/15/2023
(d)
2,700 2,914
Capital One Financial Corp
5.55%, 12/31/2049
(g),(i)
14,140 14,399
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
7.00%, 02/28/2049
(g),(i)
4,198 4,565
3 Month USD LIBOR + 4.82%
Credit Acceptance Corp
7.38%, 03/15/2023 2,994 3,095
Credito Real SAB de CV SOFOM ER
5.00%, 02/01/2027
(d)
EUR 8,000 9,089
Curo Group Holdings Corp
8.25%, 09/01/2025
(d)
$ 3,000 2,640
Depository Trust & Clearing Corp/The
4.88%, 12/31/2049
(d),(g),(i)
1,000 1,009
3 Month USD LIBOR + 3.17%
Docuformas SAPI de CV
10.25%, 07/24/2024
(d)
1,425 1,443
Garfunkelux Holdco 3 SA
8.50%, 11/01/2022 GBP 4,600 5,646
goeasy Ltd
7.88%, 11/01/2022
(d)
$ 6,000 6,232
Huarong Finance 2017 Co Ltd
4.50%, 12/31/2049
(g),(i)
2,400 2,442
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.77%
International Personal Finance PLC
5.75%, 04/07/2021 EUR 4,000 4,147
Intrum AB
2.75%, 07/15/2022 850 959
Kuwait Projects Co SPC Ltd
4.50%, 02/23/2027 $ 5,000 5,080
LoanCore Capital Markets LLC / JLC Finance
Corp
6.88%, 06/01/2020
(d)
2,275 2,275
Mongolian Mortgage Corp Hfc LLC
9.75%, 01/29/2022
(d)
1,620 1,587

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
191
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Muthoot Finance Ltd
6.13%, 10/31/2022
(d)
$ 1,935 $ 1,962
Nationstar Mortgage Holdings Inc
8.13%, 07/15/2023
(d)
14,180 15,031
NFP Corp
6.88%, 07/15/2025
(d)
15,775 15,539
8.00%, 07/15/2025
(d)
2,000 2,030
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(d)
6,075 6,257
Power Finance Corp Ltd
4.50%, 06/18/2029 4,875 5,089
Quicken Loans Inc
5.25%, 01/15/2028
(d)
3,525 3,635
5.75%, 05/01/2025
(d)
7,064 7,272
Shriram Transport Finance Co Ltd
5.95%, 10/24/2022
(d)
3,500 3,539
Springleaf Finance Corp
6.63%, 01/15/2028 10,975 12,155
6.88%, 03/15/2025 2,795 3,165
7.13%, 03/15/2026 500 570
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(d)
BRL 49,263 14,218
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(d)
$ 10,000 10,262
$ 173,108
Electric - 0.92%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(d)
5,000 5,409
Bi Hai Co Ltd
6.25%, 03/05/2022 2,300 2,396
Brookfield Infrastructure Finance ULC
3.32%, 02/22/2024 CAD 1,000 774
Calpine Corp
5.75%, 01/15/2025 $ 4,617 4,738
Clearway Energy Operating LLC
5.75%, 10/15/2025 580 595
Cometa Energia SA de CV
6.38%, 04/24/2035 2,326 2,517
Comision Federal de Electricidad
4.88%, 01/15/2024 1,250 1,331
Duke Energy Corp
3.75%, 09/01/2046 1,000 1,035
4.88%, 12/31/2049
(g),(i)
1,700 1,794
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(i)
4,400 4,948
3 Month USD LIBOR + 5.44%
Emera US Finance LP
4.75%, 06/15/2046 800 939
Enel Chile SA
4.88%, 06/12/2028 200 221
Enel SpA
8.75%, 09/24/2073
(d),(i)
2,500 2,938
USD Swap Semi-Annual 5 Year + 5.88%
Eskom Holdings SOC Ltd
7.85%, 04/02/2026 ZAR 77,500 4,706
FirstEnergy Corp
7.38%, 11/15/2031 $ 1,250 1,776
Fortis Inc/Canada
3.06%, 10/04/2026 1,239 1,276
Genneia SA
8.75%, 01/20/2022
(d)
1,835 1,239
Instituto Costarricense de Electricidad
6.95%, 11/10/2021 1,400 1,421
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Israel Electric Corp Ltd
5.00%, 11/12/2024
(d)
$ 1,900 $ 2,089
Lamar Funding Ltd
3.96%, 05/07/2025 2,300 2,147
Light Servicos de Eletricidade SA/Light Energia
SA
7.25%, 05/03/2023 1,900 2,047
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(d)
4,447 5,198
Minejesa Capital BV
4.63%, 08/10/2030 2,400 2,481
4.63%, 08/10/2030
(d)
3,500 3,618
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(d)
2,665 2,710
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(i)
500 541
3 Month USD LIBOR + 3.63%
Naturgy Finance BV
3.38%, 12/31/2049
(g),(i)
EUR 300 357
EUR Swap Annual (VS 6 Month) 9 Year
+ 3.08%
Pampa Energia SA
7.50%, 01/24/2027 $ 1,400 1,121
7.50%, 01/24/2027
(d)
3,010 2,411
Perusahaan Listrik Negara PT
4.13%, 05/15/2027 700 732
RWE AG
3.50%, 04/21/2075
(i)
EUR 500 611
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Southern Co/The
2.95%, 07/01/2023 $ 2,000 2,049
Star Energy Geothermal Wayang Windu Ltd
6.75%, 04/24/2033 1,840 1,951
Vistra Energy Corp
8.13%, 01/30/2026
(d)
345 370
Vistra Operations Co LLC
5.50%, 09/01/2026
(d)
890 941
$ 71,427
Electrical Components & Equipment - 0.08%
Belden Inc
2.88%, 09/15/2025 EUR 500 563
Energizer Gamma Acquisition BV
4.63%, 07/15/2026 550 647
Energizer Holdings Inc
5.50%, 06/15/2025
(d)
$ 505 524
6.38%, 07/15/2026
(d)
610 650
WESCO Distribution Inc
5.38%, 06/15/2024 3,861 3,987
$ 6,371
Energy - Alternate Sources - 0.05%
Azure Power Energy Ltd
5.50%, 11/03/2022 1,251 1,265
Azure Power Solar Energy Pvt Ltd
5.65%, 12/24/2024
(d)
1,250 1,255
Empresa Electrica Cochrane SpA
5.50%, 05/14/2027
(d),(h)
1,450 1,495
$ 4,015
Engineering & Construction - 0.37%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/2048
(d)
1,930 2,403
Bioceanico Sovereign Certificate Ltd
0.00%, 06/05/2034
(c),(d)
2,835 1,963
IHS Netherlands Holdco BV
7.13%, 03/18/2025
(d)
7,200 7,435
8.00%, 09/18/2027
(d)
4,870 5,090
MasTec Inc
4.88%, 03/15/2023 1,220 1,237

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
192
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Mexico City Airport Trust
5.50%, 07/31/2047 $ 1,900 $ 1,899
5.50%, 07/31/2047
(d)
6,360 6,355
Rutas 2 and 7 Finance Ltd
0.00%, 09/30/2036
(c),(d)
1,620 1,053
Tutor Perini Corp
6.88%, 05/01/2025
(d)
1,240 1,237
$ 28,672
Entertainment - 0.95%
AMC Entertainment Holdings Inc
5.88%, 11/15/2026 13,595 12,388
6.13%, 05/15/2027 4,080 3,690
Boyne USA Inc
7.25%, 05/01/2025
(d)
7,525 8,221
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(d)
7,704 7,887
Cinemark USA Inc
4.88%, 06/01/2023 7,575 7,689
Eldorado Resorts Inc
6.00%, 09/15/2026 635 696
7.00%, 08/01/2023 430 449
International Game Technology PLC
6.25%, 02/15/2022
(d)
4,300 4,526
6.25%, 01/15/2027
(d)
2,900 3,241
6.50%, 02/15/2025
(d)
5,365 5,961
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(d)
1,315 1,239
Live Nation Entertainment Inc
4.75%, 10/15/2027
(d)
2,075 2,163
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029 1,500 1,579
4.63%, 04/16/2029
(d)
3,280 3,453
Sisal Group SpA
7.00%, 07/31/2023 EUR 4,300 4,964
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(d)
$ 3,750 3,742
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(d)
1,200 1,294
$ 73,182
Environmental Control - 0.30%
Covanta Holding Corp
5.88%, 07/01/2025 3,625 3,761
6.00%, 01/01/2027 5,200 5,434
GFL Environmental Inc
5.38%, 03/01/2023
(d)
8,000 8,230
5.63%, 05/01/2022
(d)
4,000 4,100
Waste Pro USA Inc
5.50%, 02/15/2026
(d)
1,775 1,833
$ 23,358
Food - 0.85%
Alicorp SAA
6.88%, 04/17/2027
(d)
PEN 6,700 2,158
Boparan Finance PLC
5.50%, 07/15/2021 GBP 200 147
BRF SA
4.88%, 01/24/2030
(d)
$ 3,260 3,252
Casino Guichard Perrachon SA
4.50%, 03/07/2024 EUR 4,300 4,130
Cencosud SA
4.38%, 07/17/2027
(d)
$ 3,400 3,450
Grupo Bimbo SAB de CV
5.95%, 12/31/2049
(d),(g),(i)
3,250 3,439
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Ingles Markets Inc
5.75%, 06/15/2023 $ 2,668 $ 2,721
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(d)
6,650 6,908
MARB BondCo PLC
6.88%, 01/19/2025
(d)
10,353 10,785
6.88%, 01/19/2025 1,900 1,979
Minerva Luxembourg SA
5.88%, 01/19/2028
(d)
1,835 1,871
NBM US Holdings Inc
6.63%, 08/06/2029
(d)
3,130 3,259
Nestle Holdings Inc
4.00%, 09/24/2048
(d)
2,000 2,356
Post Holdings Inc
5.00%, 08/15/2026
(d)
6,460 6,719
5.50%, 03/01/2025
(d)
4,975 5,212
US Foods Inc
5.88%, 06/15/2024
(d)
6,918 7,126
$ 65,512
Forest Products & Paper - 0.18%
Celulosa Arauco y Constitucion SA
4.25%, 04/30/2029
(d)
2,460 2,502
5.15%, 01/29/2050
(d)
3,100 3,063
Smurfit Kappa Acquisitions ULC
2.75%, 02/01/2025 EUR 400 486
Suzano Austria GmbH
6.00%, 01/15/2029 $ 2,100 2,321
7.00%, 03/16/2047
(d)
4,872 5,664
$ 14,036
Gas - 0.05%
Perusahaan Gas Negara Tbk PT
5.13%, 05/16/2024 1,400 1,521
Promigas SA ESP / Gases del Pacifico SAC
3.75%, 10/16/2029
(d)
2,000 2,000
$ 3,521
Hand & Machine Tools - 0.25%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(d)
22,820 19,283
Healthcare - Products - 0.01%
Boston Scientific Corp
4.00%, 03/01/2028 800 892
Healthcare - Services - 3.07%
Acadia Healthcare Co Inc
5.63%, 02/15/2023 6,400 6,496
Anthem Inc
3.65%, 12/01/2027 1,700 1,798
Catalent Pharma Solutions Inc
5.00%, 07/15/2027
(d)
2,425 2,534
Centene Corp
5.38%, 06/01/2026
(d)
785 831
6.13%, 02/15/2024 1,880 1,955
Charles River Laboratories International Inc
4.25%, 05/01/2028
(d)
1,500 1,528
DaVita Inc
5.13%, 07/15/2024 14,750 15,056
Eagle Holding Co II LLC
7.63%, PIK 8.38%, 05/15/2022
(d),(j),(l)
11,500 11,601
Encompass Health Corp
5.75%, 11/01/2024 14,517 14,680
5.75%, 09/15/2025 1,350 1,409
Envision Healthcare Corp
8.75%, 10/15/2026
(d)
36,710 21,108
MEDNAX Inc
6.25%, 01/15/2027
(d)
2,000 1,980
One Call Corp
7.50%, PIK 11.00%, 07/01/2024
(d),(j),(l)
71,916 59,690

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
193
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Parkway Pantai Ltd
4.25%, 12/31/2049
(g),(i)
$ 750 $ 748
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(d),(j),(l)
30,932 25,905
RegionalCare Hospital Partners Holdings Inc
8.25%, 05/01/2023
(d)
17,150 18,308
Surgery Center Holdings Inc
6.75%, 07/01/2025
(d)
21,328 19,728
10.00%, 04/15/2027
(d)
6,130 6,207
Tenet Healthcare Corp
4.63%, 07/15/2024 2,650 2,729
4.63%, 09/01/2024
(d)
2,550 2,615
4.88%, 01/01/2026
(d)
2,500 2,588
5.13%, 05/01/2025 11,400 11,671
UnitedHealth Group Inc
6.88%, 02/15/2038 1,250 1,855
WellCare Health Plans Inc
5.25%, 04/01/2025 2,160 2,261
West Street Merger Sub Inc
6.38%, 09/01/2025
(d)
2,000 1,905
$ 237,186
Holding Companies - Diversified - 0.04%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 2,500 2,880
ProGroup AG
3.00%, 03/31/2026 450 490
$ 3,370
Home Builders - 0.07%
Lennar Corp
4.50%, 04/30/2024 $ 1,790 1,893
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(d)
1,755 1,893
Williams Scotsman International Inc
7.88%, 12/15/2022
(d)
1,200 1,251
$ 5,037
Home Furnishings - 0.03%
Arcelik AS
5.00%, 04/03/2023 2,200 2,216
Insurance - 2.76%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(d)
19,275 17,637
AIG Life Holdings Inc
8.50%, 07/01/2030 4,995 6,681
Allstate Corp/The
5.75%, 08/15/2053
(i)
4,808 5,170
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04/01/2048
(i)
8,500 9,199
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(i)
3,850 5,159
3 Month USD LIBOR + 4.20%
Ardonagh Midco 3 PLC
8.63%, 07/15/2023
(d)
2,000 1,885
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(i)
4,500 4,978
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(i)
1,000 1,096
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(i)
2,000 2,187
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Assicurazioni Generali SpA
4.60%, 12/31/2049
(g),(i)
EUR 2,500 $ 3,081
3 Month Euro Interbank Offered Rate +
4.50%
AssuredPartners Inc
7.00%, 08/15/2025
(d)
$ 33,753 33,626
AXA SA
6.38%, 12/29/2049
(d),(g),(i)
3,000 3,562
3 Month USD LIBOR + 2.26%
Berkshire Hathaway Inc
1.13%, 03/16/2027 EUR 2,500 2,958
Brighthouse Financial Inc
3.70%, 06/22/2027 $ 3,000 2,947
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 12/31/2049
(g),(i)
EUR 1,900 2,480
3 Month Euro Interbank Offered Rate +
5.77%
CCB Life Insurance Co Ltd
4.50%, 04/21/2077
(i)
$ 2,700 2,684
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
China Life Insurance Co Ltd
4.00%, 07/03/2135
(i)
1,000 1,003
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.29%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(i)
2,000 2,237
3 Month USD LIBOR + 4.92%
Fidelity & Guaranty Life Holdings Inc
5.50%, 05/01/2025
(d)
13,425 14,331
Fortune Star BVI Ltd
5.25%, 03/23/2022 4,000 3,982
Great-West Life & Annuity Insurance Capital LP
6.63%, 11/15/2034
(d)
2,400 2,896
GTCR AP Finance Inc
8.00%, 05/15/2027
(d)
4,790 4,898
Heungkuk Life Insurance Co Ltd
4.48%, 12/31/2049
(g),(i)
2,700 2,665
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%
HUB International Ltd
7.00%, 05/01/2026
(d)
10,850 11,162
Liberty Mutual Group Inc
3.95%, 10/15/2050
(d)
1,500 1,550
7.80%, 03/07/2087
(d)
7,361 9,745
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(d)
946 1,399
Lincoln National Corp
4.01%, 04/20/2067 5,584 4,523
3 Month USD LIBOR + 2.04%
M&G PLC
6.50%, 10/20/2048
(i)
3,200 3,744
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Mapfre SA
1.63%, 05/19/2026 EUR 2,000 2,415
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(d),(i)
$ 2,550 2,820
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Inc
5.25%, 12/31/2049
(g),(i)
4,000 4,036
3 Month USD LIBOR + 3.58%
9.25%, 04/08/2068
(d)
8,000 11,665
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,480

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
194
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Mitsui Sumitomo Insurance Co Ltd
4.95%, 12/31/2049
(d),(g),(i)
$ 3,000 $ 3,351
USD Swap Semi-Annual 5 Year + 3.26%
Nippon Life Insurance Co
5.10%, 10/16/2044
(d),(i)
5,000 5,462
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
5.88%, 09/15/2042
(i)
2,700 2,926
3 Month USD LIBOR + 4.18%
Societa Cattolica di Assicurazioni SC
4.25%, 12/14/2047
(i)
EUR 800 926
3 Month Euro Interbank Offered Rate +
4.46%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(d),(i)
$ 1,200 1,324
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Talanx AG
2.25%, 12/05/2047
(i)
EUR 200 234
3 Month Euro Interbank Offered Rate +
2.45%
USI Inc/NY
6.88%, 05/01/2025
(d)
$ 2,585 2,630
Voya Financial Inc
5.65%, 05/15/2053
(i)
3,300 3,490
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(g),(i)
800 855
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 213,079
Internet - 0.42%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 3,700 3,843
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,299
Netflix Inc
3.63%, 05/15/2027 EUR 500 587
4.38%, 11/15/2026 $ 1,885 1,918
4.88%, 06/15/2030
(d)
3,550 3,589
Tencent Holdings Ltd
3.98%, 04/11/2029
(d)
7,100 7,641
Zayo Group LLC / Zayo Capital Inc
6.00%, 04/01/2023 13,525 13,911
$ 32,788
Investment Companies - 0.06%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.88%, 02/01/2022 2,365 2,386
MDGH - GMTN BV
3.70%, 11/07/2049
(d),(h)
2,435 2,445
$ 4,831
Iron & Steel - 1.67%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 2,100 2,043
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(d)
26,980 26,980
CSN Resources SA
7.63%, 04/17/2026 4,425 4,491
JSW Steel Ltd
5.25%, 04/13/2022 650 660
5.95%, 04/18/2024 6,500 6,656
Material Sciences Corp
10.35%, 01/09/2024
(e),(f),(j),(m)
22,010 22,010
Metinvest BV
5.63%, 06/17/2025
(d)
EUR 6,000 6,642
7.75%, 04/23/2023 $ 4,881 5,103
7.75%, 10/17/2029
(d)
1,000 989
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Metinvest BV   (continued)
8.50%, 04/23/2026 $ 2,000 $ 2,094
Samarco Mineracao SA
0.00%, 11/01/2022
(c),(d)
2,800 1,904
Specialty Steel
12.59%, 11/15/2022
(e),(f),(m)
41,564 41,564
thyssenkrupp AG
1.38%, 03/03/2022 EUR 700 782
Vale Overseas Ltd
6.25%, 08/10/2026 $ 2,100 2,447
6.88%, 11/10/2039 1,145 1,464
Vale SA
3.75%, 01/10/2023 EUR 1,400 1,690
5.63%, 09/11/2042 $ 1,630 1,846
$ 129,365
Lodging - 0.66%
Boyd Gaming Corp
6.00%, 08/15/2026 5,050 5,340
Gohl Capital Ltd
4.25%, 01/24/2027 600 627
Melco Resorts Finance Ltd
4.88%, 06/06/2025 8,500 8,687
MGM China Holdings Ltd
5.38%, 05/15/2024
(d)
6,865 7,191
Sands China Ltd
5.40%, 08/08/2028 2,500 2,829
Station Casinos LLC
5.00%, 10/01/2025
(d)
10,135 10,274
Studio City Finance Ltd
7.25%, 02/11/2024 7,500 7,969
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(d)
1,840 1,918
Wynn Macau Ltd
5.50%, 10/01/2027
(d)
6,000 6,174
$ 51,009
Machinery - Diversified - 0.40%
JPW Industries Holding Corp
9.00%, 10/01/2024
(d)
17,080 15,970
Mueller Water Products Inc
5.50%, 06/15/2026
(d)
1,175 1,232
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(d)
14,490 13,584
$ 30,786
Media - 2.58%
Altice Financing SA
6.63%, 02/15/2023
(d)
9,090 9,337
Altice Finco SA
4.75%, 01/15/2028 EUR 1,600 1,733
Altice Luxembourg SA
7.63%, 02/15/2025
(d)
$ 2,375 2,449
10.50%, 05/15/2027
(d)
5,565 6,296
AMC Networks Inc
4.75%, 08/01/2025 2,745 2,769
5.00%, 04/01/2024 9,675 9,855
Cable Onda SA
4.50%, 01/30/2030
(d),(h)
1,600 1,621
CCO Holdings LLC / CCO Holdings Capital Corp
4.75%, 03/01/2030
(d)
1,925 1,963
5.13%, 05/01/2023
(d)
4,050 4,146
5.38%, 06/01/2029
(d)
6,000 6,405
5.50%, 05/01/2026
(d)
2,905 3,061
5.88%, 04/01/2024
(d)
12,975 13,526
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.46%, 07/23/2022 2,450 2,576
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024
(d)
1,702 1,872

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
195
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC
5.25%, 06/01/2024 $ 8,690 $ 9,363
5.38%, 02/01/2028
(d)
4,676 4,945
5.75%, 01/15/2030
(d)
3,800 3,995
7.50%, 04/01/2028
(d)
3,450 3,890
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(d)
11,000 11,495
6.63%, 08/15/2027
(d)
8,600 8,858
DISH DBS Corp
5.88%, 11/15/2024 1,565 1,569
7.75%, 07/01/2026 3,010 3,037
Grupo Televisa SAB
5.00%, 05/13/2045 600 635
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(d)
1,800 1,847
Meredith Corp
6.88%, 02/01/2026 2,430 2,505
Nexstar Broadcasting Inc
5.63%, 07/15/2027
(d)
3,400 3,586
Quebecor Media Inc
5.75%, 01/15/2023 13,800 14,934
Shaw Communications Inc
6.75%, 11/09/2039 CAD 1,100 1,117
Sirius XM Radio Inc
5.50%, 07/01/2029
(d)
$ 2,950 3,189
SportsNet New York
10.25%, 01/15/2025
(e),(f),(m)
20,090 21,295
UPC Holding BV
3.88%, 06/15/2029 EUR 500 578
Virgin Media Finance PLC
5.75%, 01/15/2025
(d)
$ 12,100 12,463
6.00%, 10/15/2024
(d)
5,275 5,440
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(d)
1,350 1,419
Ziggo Bond Co BV
4.63%, 01/15/2025 EUR 750 861
5.88%, 01/15/2025
(d)
$ 3,180 3,275
6.00%, 01/15/2027
(d)
4,400 4,598
Ziggo BV
5.50%, 01/15/2027
(d)
6,625 6,989
$ 199,492
Metal Fabrication & Hardware - 0.26%
Optimas OE Solutions Holding LLC / Optimas
OE Solutions Inc
8.63%, 06/01/2021
(d)
29,884 19,425
Park-Ohio Industries Inc
6.63%, 04/15/2027 885 849
$ 20,274
Mining - 0.95%
Aleris International Inc
10.75%, 07/15/2023
(d)
650 681
Century Aluminum Co
7.50%, 06/01/2021
(d)
11,055 10,668
Constellium SE
5.88%, 02/15/2026
(d)
2,890 3,013
First Quantum Minerals Ltd
6.88%, 03/01/2026
(d)
12,850 12,577
Hudbay Minerals Inc
7.63%, 01/15/2025
(d)
955 972
IAMGOLD Corp
7.00%, 04/15/2025
(d)
1,982 2,046
Industrias Penoles SAB de CV
5.65%, 09/12/2049
(d)
4,000 4,115
Joseph T Ryerson & Son Inc
11.00%, 05/15/2022
(d)
4,090 4,330
Newmont Goldcorp Corp
4.88%, 03/15/2042 1,000 1,184
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Northwest Acquisitions ULC / Dominion Finco
Inc
7.13%, 11/01/2022
(d)
$ 16,636 $ 8,318
Novelis Corp
6.25%, 08/15/2024
(d)
3,800 3,981
Real Alloy Holding Inc
0.00%, 01/15/2019
(c),(d),(e),(f)
9,569 —
14.10%, 11/30/2023
(e),(f),(j),(m)
18,506 18,506
Rusal Capital DAC
5.13%, 02/02/2022 2,600 2,644
Southern Copper Corp
5.88%, 04/23/2045 300 364
$ 73,399
Miscellaneous Manufacturers - 0.05%
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 1,167
Parker-Hannifin Corp
3.25%, 06/14/2029 2,850 2,990
$ 4,157
Oil & Gas - 3.04%
Callon Petroleum Co
6.13%, 10/01/2024 4,741 4,504
Continental Resources Inc/OK
5.00%, 09/15/2022 1,890 1,904
Cosan Luxembourg SA
7.00%, 01/20/2027 1,800 1,987
Ecopetrol SA
5.88%, 05/28/2045 400 461
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(d)
4,270 4,206
Extraction Oil & Gas Inc
5.63%, 02/01/2026
(d)
2,100 893
7.38%, 05/15/2024
(d)
1,950 800
Gazprom OAO Via Gaz Capital SA
8.63%, 04/28/2034 300 430
HollyFrontier Corp
5.88%, 04/01/2026 1,500 1,680
Jagged Peak Energy LLC
5.88%, 05/01/2026 6,280 6,343
KazMunayGas National Co JSC
5.75%, 04/19/2047
(d)
1,665 1,946
Kosmos Energy Ltd
7.13%, 04/04/2026
(d)
7,504 7,823
7.13%, 04/04/2026 1,900 1,981
Matador Resources Co
5.88%, 09/15/2026 5,242 5,026
Medco Oak Tree Pte Ltd
7.38%, 05/14/2026 2,000 2,036
7.38%, 05/14/2026
(d)
1,400 1,425
MEG Energy Corp
6.38%, 01/30/2023
(d)
8,190 7,739
7.00%, 03/31/2024
(d)
15,567 14,594
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(d)
2,000 1,350
Nexen Inc
5.88%, 03/10/2035 500 647
Occidental Petroleum Corp
6.60%, 03/15/2046 800 1,026
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 8,103 8,063
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 2,577 2,525
Oil India Ltd
5.13%, 02/04/2029 2,200 2,481
PDC Energy Inc
5.75%, 05/15/2026 7,525 7,036
Pertamina Persero PT
5.63%, 05/20/2043
(d)
3,600 4,139

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
196
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroamazonas EP
4.63%, 11/06/2020
(d)
$ 3,555 $ 3,515
Petrobras Global Finance BV
5.09%, 01/15/2030
(d)
7,691 8,151
Petroleos de Venezuela SA
0.00%, 11/17/2021
(c)
17,250 1,035
0.00%, 05/16/2024
(c)
38,002 2,280
0.00%, 11/15/2026
(c)
12,045 723
0.00%, 04/12/2027
(c)
425 25
0.00%, 05/17/2035
(c)
536 32
0.00%, 04/12/2037
(c)
12,840 770
8.50%, 10/27/2020 1,028 288
Petroleos Mexicanos
4.50%, 01/23/2026 8,950 8,847
6.50%, 03/13/2027 5,860 6,212
6.84%, 01/23/2030
(d)
10,285 10,979
7.19%, 09/12/2024 MXN 209,990 9,715
7.69%, 01/23/2050
(d)
$ 7,737 8,407
9.50%, 09/15/2027 1,204 1,427
Petron Corp
4.60%, 12/31/2049
(g),(i)
750 739
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.77%
Puma International Financing SA
5.00%, 01/24/2026
(d)
3,400 3,255
QEP Resources Inc
5.63%, 03/01/2026 150 134
Repsol International Finance BV
4.50%, 03/25/2075
(i)
EUR 300 384
EUR Swap Annual (VS 6 Month) 10 Year
+ 4.20%
SandRidge Energy Inc
0.00%, 03/15/2021
(c),(e),(f)
$ 3,450 —
Saudi Arabian Oil Co
2.88%, 04/16/2024
(d)
2,300 2,335
3.50%, 04/16/2029
(d)
4,103 4,262
4.38%, 04/16/2049
(d)
5,650 6,135
SEPLAT Petroleum Development Co Plc
9.25%, 04/01/2023
(d)
3,210 3,371
SM Energy Co
6.63%, 01/15/2027 1,750 1,474
Southwestern Energy Co
7.75%, 10/01/2027 2,130 1,832
SRC Energy Inc
6.25%, 12/01/2025 11,850 11,078
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 5,020 5,152
5.50%, 02/15/2026 6,345 6,559
6.00%, 04/15/2027 3,700 3,885
Tecpetrol SA
4.88%, 12/12/2022 6,400 5,856
TOTAL SA
2.63%, 12/31/2049
(g),(i)
EUR 2,000 2,412
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Transocean Inc
7.25%, 11/01/2025
(d)
$ 2,800 2,471
Tullow Oil PLC
7.00%, 03/01/2025 1,500 1,547
Tupras Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 600 572
Unit Corp
6.63%, 05/15/2021 3,000 1,980
Valero Energy Corp
6.63%, 06/15/2037 900 1,174
Viper Energy Partners LP
5.38%, 11/01/2027
(d)
1,025 1,035
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
W&T Offshore Inc
9.75%, 11/01/2023
(d)
$ 7,000 $ 6,562
WPX Energy Inc
5.25%, 10/15/2027 4,176 4,061
YPF SA
8.50%, 07/28/2025
(d)
2,212 1,752
$ 235,468
Oil & Gas Services - 0.10%
Forum Energy Technologies Inc
6.25%, 10/01/2021 8,286 6,711
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 1,192
$ 7,903
Packaging & Containers - 1.05%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(d)
1,915 2,011
6.75%, 05/15/2024 EUR 2,000 2,342
Ball Corp
4.38%, 12/15/2023 800 1,034
Berry Global Inc
4.50%, 02/15/2026
(d)
$ 2,575 2,591
4.88%, 07/15/2026
(d)
7,700 8,095
5.63%, 07/15/2027
(d)
5,150 5,420
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 325 341
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 3,685 4,422
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 368
OI European Group BV
3.13%, 11/15/2024 600 691
Plastipak Holdings Inc
6.25%, 10/15/2025
(d)
$ 15,848 13,075
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(d)
11,300 11,593
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 683
Trident TPI Holdings Inc
6.63%, 11/01/2025
(d)
$ 16,936 15,115
9.25%, 08/01/2024
(d)
8,420 8,168
Trivium Packaging Finance BV
5.50%, 08/15/2026
(d)
4,900 5,133
$ 81,082
Pharmaceuticals - 0.50%
Allergan Funding SCS
3.85%, 06/15/2024 2,800 2,955
AstraZeneca PLC
4.00%, 01/17/2029 1,150 1,288
Bausch Health Americas Inc
8.50%, 01/31/2027
(d)
3,705 4,158
Bausch Health Cos Inc
5.88%, 05/15/2023
(d)
1,114 1,131
7.00%, 01/15/2028
(d)
5,575 6,014
Grifols SA
3.20%, 05/01/2025 EUR 450 512
Mylan NV
3.95%, 06/15/2026 $ 2,500 2,601
NVA Holdings Inc
6.88%, 04/01/2026
(d)
15,475 16,597
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 3,200 2,408
4.10%, 10/01/2046 1,200 822
$ 38,486

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
197
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 0.81%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 $ 7,055 $ 5,839
5.75%, 03/01/2027
(d)
1,200 892
5.75%, 01/15/2028
(d)
3,725 2,812
Enbridge Inc
6.25%, 03/01/2078
(i)
5,600 6,023
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(i)
11,000 11,220
3 Month USD LIBOR + 3.03%
EQM Midstream Partners LP
4.75%, 07/15/2023 1,800 1,781
Hess Infrastructure Partners LP / Hess
Infrastructure Partners Finance Corp
5.63%, 02/15/2026
(d)
3,810 3,986
Holly Energy Partners LP / Holly Energy Finance
Corp
6.00%, 08/01/2024
(d)
8,950 9,319
KazTransGas JSC
4.38%, 09/26/2027 9,711 10,188
NGL Energy Partners LP / NGL Energy Finance
Corp
7.50%, 11/01/2023 2,115 2,107
NuStar Logistics LP
6.00%, 06/01/2026 1,375 1,469
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04/15/2025 1,110 860
Transcanada Trust
5.87%, 08/15/2076
(i)
4,230 4,590
3 Month USD LIBOR + 4.64%
Williams Cos Inc/The
3.60%, 03/15/2022 1,000 1,029
6.30%, 04/15/2040 700 850
$ 62,965
Real Estate - 0.71%
China Evergrande Group
9.50%, 04/11/2022 8,500 8,041
Chouzhou International Investment Ltd
4.00%, 12/05/2020 1,000 1,004
Country Garden Holdings Co Ltd
5.13%, 01/17/2025 7,300 7,387
8.00%, 01/27/2024 1,500 1,640
Easy Tactic Ltd
8.13%, 02/27/2023 6,500 6,449
Kaisa Group Holdings Ltd
11.25%, 04/09/2022 9,000 9,090
MAF Global Securities Ltd
6.37%, 12/31/2049
(g),(i)
7,060 7,023
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Realogy Group LLC / Realogy Co-Issuer Corp
9.38%, 04/01/2027
(d)
6,250 6,141
Scenery Journey Ltd
13.00%, 11/06/2022 4,500 4,526
Shimao Property Holdings Ltd
6.13%, 02/21/2024 2,200 2,340
Wanda Properties International Co Ltd
7.25%, 01/29/2024 1,500 1,520
$ 55,161
Regional Authority - 0.03%
Provincia de Buenos Aires/Government Bonds
6.50%, 02/15/2023
(d)
6,905 2,313
REITs - 0.74%
CoreCivic Inc
4.63%, 05/01/2023 10,000 9,362
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
ESH Hospitality Inc
5.25%, 05/01/2025
(d)
$ 12,535 $ 12,927
Iron Mountain Inc
5.25%, 03/15/2028
(d)
2,165 2,273
Iron Mountain UK PLC
3.88%, 11/15/2025 GBP 600 777
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 10/01/2025
(d)
$ 11,800 11,977
Ryman Hospitality Properties Inc
4.75%, 10/15/2027
(d)
1,975 2,042
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
7.13%, 12/15/2024
(d)
19,090 15,797
Welltower Inc
4.00%, 06/01/2025 2,100 2,275
$ 57,430
Retail - 0.60%
1011778 BC ULC / New Red Finance Inc
4.25%, 05/15/2024
(d)
1,050 1,077
5.00%, 10/15/2025
(d)
10,968 11,242
Carvana Co
8.88%, 10/01/2023
(d)
3,000 3,105
Dollar Tree Inc
4.20%, 05/15/2028 1,900 2,064
DriveTime Automotive Group Inc / Bridgecrest
Acceptance Corp
8.00%, 06/01/2021
(d)
5,600 5,691
L Brands Inc
6.75%, 07/01/2036 1,095 909
Reliance Intermediate Holdings LP
6.50%, 04/01/2023
(d)
3,375 3,468
SRS Distribution Inc
8.25%, 07/01/2026
(d)
12,620 12,620
Staples Inc
10.75%, 04/15/2027
(d)
5,000 5,200
Walmart Inc
5.63%, 03/27/2034 GBP 500 982
$ 46,358
Semiconductors - 0.01%
QUALCOMM Inc
4.80%, 05/20/2045 $ 500 595
Software - 1.22%
ACI Worldwide Inc
5.75%, 08/15/2026
(d)
3,025 3,206
Ascend Learning LLC
6.88%, 08/01/2025
(d)
12,473 13,050
6.88%, 08/01/2025
(d)
1,375 1,435
Camelot Finance SA
4.50%, 11/01/2026
(d)
3,100 3,132
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(d)
15,544 15,905
Genesys Telecommunications Laboratories Inc/
Greeneden Lux 3 Sarl
10.00%, 11/30/2024
(d)
13,145 14,197
Informatica LLC
7.13%, 07/15/2023
(d)
6,692 6,801
InterXion Holding NV
4.75%, 06/15/2025 EUR 300 364
IQVIA Inc
3.25%, 03/15/2025 700 798
Microsoft Corp
3.13%, 12/06/2028 1,850 2,616
Oracle Corp
4.13%, 05/15/2045 $ 1,400 1,577
PTC Inc
6.00%, 05/15/2024 2,500 2,656

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
198
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Sophia LP / Sophia Finance Inc
9.00%, 09/30/2023
(d)
$ 13,775 $ 14,145
SS&C Technologies Inc
5.50%, 09/30/2027
(d)
13,325 14,258
$ 94,140
Sovereign - 10.28%
1MDB Global Investments Ltd
4.40%, 03/09/2023 24,300 23,474
Abu Dhabi Government International Bond
2.50%, 09/30/2029
(d)
3,040 3,017
3.13%, 10/11/2027 1,000 1,044
3.13%, 09/30/2049
(d)
8,450 8,131
Angolan Government International Bond
9.50%, 11/12/2025 8,500 9,562
9.50%, 11/12/2025
(d)
4,030 4,534
Argentina Treasury Bill
0.00%, 07/29/2020
(c)
ARS 58,000 603
0.00%, 10/29/2020
(c)
149,605 1,266
Argentina Treasury Bond BONCER
5.24%, 04/28/2020 187,783 1,157
Argentine Republic Government International
Bond
0.00%, 12/15/2035
(c),(j)
$ 23,615 413
5.63%, 01/26/2022 5,360 2,251
6.88%, 04/22/2021 2,220 1,005
6.88%, 01/26/2027 32,830 12,886
7.50%, 04/22/2026 5,075 2,152
7.63%, 04/22/2046 2,675 1,074
8.28%, 12/31/2033 1,710 872
8.28%, 12/31/2033 5,727 2,864
Bahrain Government International Bond
7.00%, 10/12/2028
(d)
2,343 2,701
7.00%, 10/12/2028 7,600 8,762
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/2021 CLP 2,870,000 4,009
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2021 BRL 41,773 11,063
10.00%, 01/01/2023 35,000 9,879
10.00%, 01/01/2025 31,470 9,212
10.00%, 01/01/2029 32,411 9,969
Brazilian Government International Bond
7.13%, 01/20/2037 $ 650 836
Chile Government International Bond
3.24%, 02/06/2028 2,800 2,983
Colombia Government International Bond
4.00%, 02/26/2024 3,200 3,381
4.50%, 01/28/2026 1,000 1,094
5.00%, 06/15/2045 800 931
Colombian TES
6.25%, 11/26/2025 COP 10,252,900 3,152
7.00%, 05/04/2022 17,564,600 5,448
7.50%, 08/26/2026 9,675,000 3,169
Croatia Government International Bond
5.50%, 04/04/2023 $ 1,350 1,492
Dominican Republic International Bond
5.95%, 01/25/2027 10,000 10,988
6.40%, 06/05/2049
(d)
7,000 7,586
6.50%, 02/15/2048
(d)
2,435 2,654
6.85%, 01/27/2045 1,200 1,352
6.88%, 01/29/2026
(d)
3,695 4,222
Ecuador Government International Bond
7.88%, 01/23/2028
(d)
1,080 968
8.88%, 10/23/2027 1,920 1,788
9.50%, 03/27/2030
(d)
3,350 3,224
9.65%, 12/13/2026 8,500 8,351
10.75%, 01/31/2029
(d)
4,095 4,156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Egypt Government International Bond
5.88%, 06/11/2025
(d)
$ 950 $ 984
6.13%, 01/31/2022 400 413
6.20%, 03/01/2024
(d)
1,515 1,598
6.38%, 04/11/2031
(d)
EUR 4,725 5,474
6.38%, 04/11/2031 7,500 8,689
8.50%, 01/31/2047 $ 400 421
8.70%, 03/01/2049
(d)
4,385 4,694
El Salvador Government International Bond
7.12%, 01/20/2050
(d)
2,955 2,998
Export Credit Bank of Turkey
6.13%, 05/03/2024
(d)
2,545 2,514
Export-Import Bank of India
3.88%, 02/01/2028 1,000 1,055
Export-Import Bank of Korea
8.00%, 05/15/2024
(d)
IDR 47,800,000 3,540
8.40%, 11/30/2021
(d)
39,000,000 2,822
Gabon Government International Bond
6.95%, 06/16/2025 $ 12,478 12,587
Ghana Government International Bond
7.63%, 05/16/2029
(d)
1,870 1,887
8.13%, 03/26/2032 2,000 2,021
8.95%, 03/26/2051
(d)
1,985 2,006
10.75%, 10/14/2030
(d)
8,084 10,191
Guatemala Government Bond
4.50%, 05/03/2026 1,900 2,000
Honduras Government International Bond
6.25%, 01/19/2027 750 803
Indonesia Government International Bond
4.35%, 01/08/2027
(d)
3,870 4,216
6.63%, 02/17/2037 1,300 1,746
Indonesia Treasury Bond
7.50%, 08/15/2032 IDR 79,299,000 5,710
8.25%, 05/15/2036 130,000,000 9,806
8.38%, 03/15/2024 107,540,000 8,216
8.38%, 09/15/2026 144,000,000 11,208
8.38%, 03/15/2034 83,389,000 6,422
8.75%, 05/15/2031 68,915,000 5,468
9.00%, 03/15/2029 143,400,000 11,545
Iraq International Bond
5.80%, 01/15/2028 $ 10,400 9,986
Israel Government International Bond
4.50%, 01/30/2043 2,350 2,836
Ivory Coast Government International Bond
5.75%, 12/31/2032
(j)
8,800 8,694
6.13%, 06/15/2033 8,400 8,234
6.88%, 10/17/2040
(d)
EUR 9,885 11,240
Kenya Government International Bond
6.88%, 06/24/2024 $ 1,500 1,592
7.00%, 05/22/2027
(d)
5,822 6,100
8.25%, 02/28/2048
(d)
7,659 8,016
Malaysia Government Bond
3.90%, 11/30/2026 MYR 5,179 1,273
3.91%, 07/15/2026 21,442 5,283
4.89%, 06/08/2038 25,092 6,844
Mexican Bonos
6.50%, 06/09/2022 MXN 127,040 6,596
7.50%, 06/03/2027 273,940 14,881
8.00%, 09/05/2024 133,300 7,325
8.50%, 11/18/2038 108,620 6,476
10.00%, 12/05/2024 86,570 5,155
10.00%, 11/20/2036 102,490 6,898
Mexico Government International Bond
3.75%, 01/11/2028 $ 2,400 2,502
4.75%, 03/08/2044 2,350 2,560
Morocco Government International Bond
4.25%, 12/11/2022 1,400 1,466

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
199
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mozambique International Bond
5.00%, 09/15/2031
(d),(e),(f)
$ 5,000 $ 4,400
Nigeria Government International Bond
6.50%, 11/28/2027 12,912 12,934
7.14%, 02/23/2030
(d)
5,630 5,646
9.25%, 01/21/2049
(d)
2,135 2,365
Oman Government International Bond
6.00%, 08/01/2029
(d)
1,385 1,383
6.75%, 01/17/2048
(d)
2,255 2,114
6.75%, 01/17/2048 1,975 1,852
Oman Sovereign Sukuk SAOC
4.40%, 06/01/2024 1,100 1,106
Paraguay Government International Bond
6.10%, 08/11/2044 1,500 1,823
Peru Government Bond
5.40%, 08/12/2034
(d)
PEN 10,000 3,210
5.94%, 02/12/2029
(d)
36,620 12,407
6.15%, 08/12/2032
(d)
26,800 9,201
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/2028
(d)
$ 4,015 4,376
4.55%, 03/29/2026 1,150 1,254
Peruvian Government International Bond
5.63%, 11/18/2050 1,800 2,639
6.90%, 08/12/2037
(d)
PEN 16,553 6,114
8.20%, 08/12/2026
(d)
24,207 9,166
Philippine Government International Bond
9.50%, 02/02/2030 $ 900 1,449
Qatar Government International Bond
2.38%, 06/02/2021
(d)
1,750 1,754
4.00%, 03/14/2029
(d)
1,775 1,968
Republic of Belarus International Bond
6.88%, 02/28/2023 1,500 1,612
Republic of Poland Government Bond
3.25%, 07/25/2025 PLN 28,089 7,916
4.00%, 10/25/2023 4,776 1,360
Republic of Poland Government International
Bond
3.25%, 04/06/2026 $ 900 959
Republic of South Africa Government Bond
6.25%, 03/31/2036 ZAR 363,100 17,170
8.00%, 01/31/2030 77,831 4,736
Republic of South Africa Government
International Bond
4.88%, 04/14/2026 $ 4,800 4,948
5.75%, 09/30/2049 1,795 1,737
Romanian Government International Bond
5.13%, 06/15/2048 1,000 1,152
Russian Federal Bond - OFZ
7.05%, 01/19/2028 RUB 675,050 11,022
7.40%, 12/07/2022 393,298 6,383
7.70%, 03/23/2033 351,526 6,036
8.15%, 02/03/2027 777,992 13,420
8.48%, 09/17/2031 643,400 11,680
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 $ 800 865
4.50%, 04/04/2022 200 210
5.10%, 03/28/2035
(d)
16,400 18,858
5.10%, 03/28/2035 6,800 7,819
5.25%, 06/23/2047 1,400 1,672
Saudi Government International Bond
4.38%, 04/16/2029
(d)
6,228 6,952
4.50%, 10/26/2046 1,600 1,760
4.50%, 10/26/2046
(d)
5,515 6,066
Senegal Government International Bond
4.75%, 03/13/2028 EUR 7,500 8,649
Sri Lanka Government International Bond
6.75%, 04/18/2028
(d)
$ 9,052 8,847
6.75%, 04/18/2028 1,336 1,306
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Trinidad & Tobago Government International
Bond
4.50%, 08/04/2026 $ 1,900 $ 1,969
Turkey Government Bond
8.50%, 09/14/2022 TRY 75,000 11,964
Turkey Government International Bond
4.88%, 10/09/2026 $ 3,000 2,809
6.35%, 08/10/2024 7,200 7,416
Ukraine Government Bond
17.00%, 05/11/2022 UAH 140,000 5,799
Ukraine Government International Bond
0.00%, 05/31/2040
(c),(j)
$ 14,790 13,884
6.75%, 06/20/2026
(d)
EUR 18,500 22,789
7.75%, 09/01/2020 $ 6,080 6,241
7.75%, 09/01/2021
(d)
4,550 4,755
7.75%, 09/01/2023 5,000 5,344
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 6,156 6,525
Uruguay Government International Bond
4.98%, 04/20/2055 1,985 2,322
Venezuela Government International Bond
0.00%, 10/13/2019
(c)
15,701 1,629
0.00%, 05/07/2023
(c)
9,395 975
0.00%, 09/15/2027
(c)
13,395 1,390
0.00%, 08/05/2031
(c)
6,825 708
Vietnam Government International Bond
4.80%, 11/19/2024 1,200 1,308
Zambia Government International Bond
8.50%, 04/14/2024 3,140 2,209
$ 794,998
Supranational Bank - 0.69%
Africa Finance Corp
4.38%, 04/17/2026 3,100 3,248
African Export-Import Bank/The
3.99%, 09/21/2029
(d)
6,000 6,002
Asian Development Bank
6.45%, 08/08/2021 INR 166,310 2,345
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031
(d)
$ 29,490 29,676
Debt and Asset Trading Corp
1.00%, 10/10/2025 8,450 6,506
Eastern & Southern African Trade &
Development Bank
5.38%, 03/14/2022 5,340 5,541
$ 53,318
Telecommunications - 3.01%
Altice France SA/France
7.38%, 05/01/2026
(d)
7,550 8,085
AT&T Inc
2.45%, 03/15/2035 EUR 250 309
4.38%, 09/14/2029 GBP 950 1,448
7.00%, 04/30/2040 200 411
Axtel SAB de CV
6.38%, 11/14/2024
(d)
$ 3,736 3,900
6.38%, 11/14/2024 13,400 13,987
Bharti Airtel Ltd
4.38%, 06/10/2025 8,500 8,531
C&W Senior Financing DAC
6.88%, 09/15/2027
(d)
12,120 12,756
CenturyLink Inc
5.80%, 03/15/2022 3,235 3,417
CommScope Inc
6.00%, 03/01/2026
(d)
8,100 8,323
8.25%, 03/01/2027
(d)
3,400 3,221
CommScope Technologies LLC
6.00%, 06/15/2025
(d)
12,885 11,464

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
200
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Comunicaciones Celulares SA Via Comcel Trust
6.88%, 02/06/2024 $ 8,595 $ 8,853
6.88%, 02/06/2024
(d)
5,005 5,155
Digicel Group One Ltd
8.25%, 12/30/2022
(d)
3,988 2,358
Digicel International Finance Ltd / Digicel
Holdings Bermuda Ltd
8.75%, 05/25/2024
(d)
1,475 1,398
8.75%, 05/25/2024 5,175 4,903
Digicel Ltd
6.75%, 03/01/2023
(d)
4,670 2,452
Embarq Corp
8.00%, 06/01/2036 2,155 2,133
Frontier Communications Corp
7.13%, 01/15/2023 1,700 765
GTT Communications Inc
7.88%, 12/31/2024
(d)
30,603 17,826
Hughes Satellite Systems Corp
7.63%, 06/15/2021 5,800 6,249
Intelsat Jackson Holdings SA
9.75%, 07/15/2025
(d)
3,200 3,321
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 1,850 2,898
7.00%, 03/28/2073
(d),(i)
$ 400 438
USD Swap Semi-Annual 10 Year + 5.33%
7.00%, 03/28/2073
(i)
1,100 1,206
USD Swap Semi-Annual 10 Year + 5.33%
Level 3 Financing Inc
5.13%, 05/01/2023 11,100 11,239
5.38%, 08/15/2022 1,471 1,476
Liquid Telecommunications Financing Plc
8.50%, 07/13/2022 1,500 1,493
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 7,240 7,403
6.50%, 10/13/2026
(d)
2,470 2,726
Nokia Oyj
2.00%, 03/15/2024 EUR 400 466
Oi SA
10.00%, PIK 4.00%, 07/27/2025
(j),(l)
$ 5,520 4,989
OTE PLC
0.88%, 09/24/2026 EUR 1,500 1,694
Sprint Capital Corp
8.75%, 03/15/2032 $ 2,255 2,750
Sprint Corp
7.13%, 06/15/2024 13,175 14,295
7.88%, 09/15/2023 4,800 5,298
Telecom Argentina SA
6.50%, 06/15/2021 1,600 1,516
Telecom Italia SpA/Milano
3.25%, 01/16/2023 EUR 500 602
3.63%, 05/25/2026 500 618
5.30%, 05/30/2024
(d)
$ 2,415 2,584
Telefonica Europe BV
3.75%, 12/31/2049
(g),(i)
EUR 1,000 1,176
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.86%
T-Mobile USA Inc
0.00%, 04/15/2024
(c),(e),(f)
$ 3,425 —
0.00%, 04/15/2025
(c),(e),(f)
1,575 —
0.00%, 01/15/2026
(c),(e),(f)
2,130 —
0.00%, 02/01/2026
(c),(e),(f)
690 —
5.13%, 04/15/2025 1,575 1,636
6.50%, 01/15/2026 2,130 2,279
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,000 980
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 2,200 2,134
5.80%, 04/11/2028
(d)
1,640 1,591
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
4.86%, 08/21/2046 $ 2,000 $ 2,479
ViaSat Inc
5.63%, 09/15/2025
(d)
17,925 18,166
5.63%, 04/15/2027
(d)
3,500 3,687
Vodafone Group PLC
5.00%, 05/30/2038 1,900 2,174
7.00%, 04/04/2079
(i)
1,500 1,738
USD Swap Semi-Annual 5 Year + 4.87%
$ 232,996
Transportation - 0.33%
BNSF Funding Trust I
6.61%, 12/15/2055
(i)
3,510 3,914
3 Month USD LIBOR + 2.35%
Hidrovias International Finance SARL
5.95%, 01/24/2025 700 730
JSL Europe SA
7.75%, 07/26/2024 6,500 6,914
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(d)
3,985 4,234
MV24 Capital BV
6.75%, 06/01/2034
(d)
3,830 4,004
Pelabuhan Indonesia II PT
5.38%, 05/05/2045
(d)
3,235 3,680
Rumo Luxembourg Sarl
7.38%, 02/09/2024 1,800 1,942
$ 25,418
Trucking & Leasing - 0.01%
DAE Funding LLC
5.00%, 08/01/2024 750 783
TOTAL BONDS $ 5,428,461
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(c),(d)
6,966 348
TOTAL CONVERTIBLE BONDS $ 348
SENIOR FLOATING RATE INTERESTS
- 5.98%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.62%
Dexko Global Inc
10.35%, 07/24/2025
(n)
$ 21,140 $ 20,981
US LIBOR + 8.25%
Panther BF Aggregator 2 LP
5.09%, 03/18/2026
(n)
6,875 6,775
US LIBOR + 3.50%
Truck Hero Inc
10.09%, 05/16/2025
(n)
22,010 20,029
US LIBOR + 8.25%
$ 47,785
Commercial Services - 0.41%
KUEHG Corp
10.44%, 08/22/2025
(n)
14,160 14,054
US LIBOR + 8.25%
Learning Care Group US No 2 Inc
9.68%, 03/13/2026
(n)
14,850 14,701
US LIBOR + 7.50%
Refinitiv US Holdings Inc
5.72%, 09/18/2025
(n)
3,151 3,166
US LIBOR + 3.75%
$ 31,921
Computers - 0.28%
Flexential Intermediate Corp
9.38%, 07/24/2025
(n)
21,350 15,212
US LIBOR + 7.25%

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
201
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
TierPoint LLC
9.09%, 05/05/2025
(n)
$ 7,760 $ 6,456
US LIBOR + 7.25%
$ 21,668
Consumer Products - 0.06%
KIK Custom Products Inc
5.80%, 05/15/2023
(n)
5,339 5,031
US LIBOR + 4.00%
Cosmetics & Personal Care - 0.25%
Wellness Merger Sub Inc
10.86%, 06/27/2025
(n)
19,410 19,264
US LIBOR + 8.75%
Distribution & Wholesale - 0.00%
Targus Group International Inc
0.00%, 05/24/2016
(c),(e),(f),(n)
880 —
US LIBOR + 4.00%
Electronics - 0.15%
Deliver Buyer Inc
7.10%, 05/01/2024
(n)
11,815 11,401
US LIBOR + 5.00%
Engineering & Construction - 0.07%
Brand Industrial Services Inc
6.24%, 06/21/2024
(n)
5,240 5,083
US LIBOR + 4.25%
Entertainment - 0.23%
Circa Resort & Casino
10.04%, 07/02/2025
(n)
17,870 17,781
US LIBOR + 8.00%
Healthcare - Services - 0.72%
Aveanna Healthcare LLC
0.00%, 06/04/2027
(n),(o)
9,420 9,008
US LIBOR + 8.75%
9.87%, 03/16/2025
(n)
23,880 22,835
US LIBOR + 8.00%
Dentalcorp Perfect Smile ULC
5.79%, 06/01/2025
(n)
2,692 2,627
US LIBOR + 3.75%
9.34%, 06/01/2026
(n)
15,150 14,620
US LIBOR + 7.50%
Sound Inpatient Physicians Inc
8.79%, 06/26/2026
(n)
6,550 6,517
US LIBOR + 6.75%
$ 55,607
Insurance - 0.42%
Asurion LLC
8.41%, 08/04/2025
(n)
15,500 15,562
US LIBOR + 6.50%
8.41%, 08/04/2025
(n)
16,660 16,727
US LIBOR + 6.50%
Internet - 0.76%
MH Sub I LLC
9.34%, 09/15/2025
(n)
24,215 23,549
US LIBOR + 7.50%
Ten-X LLC
9.89%, 09/29/2025
(e),(f),(n)
35,440 35,086
US LIBOR + 8.00%
$ 58,635
Investment Companies - 0.30%
Masergy Holdings Inc
9.70%, 12/16/2024
(n)
13,674 13,401
US LIBOR + 7.50%
Zest Acquisition Corp
9.68%, 03/06/2026
(n)
11,260 10,190
US LIBOR + 7.50%
$ 23,591
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.37%
Engineered Machinery Holdings Inc
9.43%, 07/25/2025
(n)
$ 21,223 $ 20,865
US LIBOR + 7.25%
Howden
7.35%, 09/25/2026
(n)
8,270 7,815
US LIBOR + 5.25%
$ 28,680
Mining - 0.10%
Aleris International Inc
6.79%, 02/08/2023
(n)
8,027 8,022
US LIBOR + 4.75%
Miscellaneous Manufacturers - 0.26%
UTEX Industries Inc
5.06%, 05/21/2021
(n)
11,690 8,943
US LIBOR + 4.00%
9.09%, 05/22/2022
(n)
21,490 11,282
US LIBOR + 7.25%
$ 20,225
Pharmaceuticals - 0.59%
Lanai Holdings III Inc
10.43%, 08/14/2023
(n)
25,190 21,412
US LIBOR + 8.50%
Packaging Coordinators Midco Inc
10.86%, 06/29/2024
(n)
24,050 24,050
US LIBOR + 8.75%
$ 45,462
Software - 0.39%
Evergreen Skills Lux Sarl
6.96%, 04/23/2021
(n)
13,148 10,456
US LIBOR + 4.75%
Greeneden US Holdings II LLC
5.22%, 12/01/2023
(n)
2,933 2,862
US LIBOR + 3.25%
Sophia LP
5.35%, 09/30/2022
(n)
1,566 1,564
US LIBOR + 3.25%
Vertafore Inc
0.00%, 07/02/2025
(n),(o)
300 290
US LIBOR + 3.25%
9.29%, 06/04/2026
(n)
15,625 14,929
US LIBOR + 7.25%
$ 30,101
TOTAL SENIOR FLOATING RATE INTERESTS $ 462,546
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.03%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.03%
1.50%, 09/15/2022 $ 2,500 $ 2,500
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,500
Total Investments $ 7,635,293
Other Assets and Liabilities -  1.29% 99,686
TOTAL NET ASSETS - 100.00% $ 7,734,979
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,101,384 or 40.10% of net assets.
(e) The value of these investments was determined using significant unobservable inputs.

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
202
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $182,548 or
2.36% of net assets.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security purchased on a when-issued basis.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security is an Interest Only Strip.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after October 31, 2019, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Location Percent
United States 62.83%
Canada 3.93%
United Kingdom 2.62%
Mexico 2.32%
Netherlands 1.89%
Japan 1.62%
Cayman Islands 1.59%
Luxembourg 1.30%
Supranational 1.13%
France 1.05%
Indonesia 1.04%
Russian Federation 0.99%
Brazil 0.99%
Ukraine 0.76%
Virgin Islands, British 0.71%
Turkey 0.68%
Peru 0.61%
Switzerland 0.59%
Argentina 0.57%
Australia 0.56%
Germany 0.52%
Hong Kong 0.49%
India 0.47%
South Africa 0.46%
Italy 0.42%
Spain 0.37%
Cote d'Ivoire 0.37%
Ireland 0.35%
Saudi Arabia 0.35%
Dominican Republic 0.34%
Singapore 0.33%
Austria 0.32%
Nigeria 0.31%
United Arab Emirates 0.31%
Egypt 0.29%
Ecuador 0.28%
Sweden 0.26%
Chile 0.23%
Colombia 0.23%
Ghana 0.21%
Kenya 0.20%
Korea, Republic Of 0.19%
Malaysia 0.19%
Angola 0.18%
Mauritius 0.17%
Israel 0.17%
Gabon 0.16%
Kazakhstan 0.16%
Bahrain 0.15%
Poland 0.14%
Sri Lanka 0.13%
Iraq 0.13%
Venezuela 0.12%
Finland 0.11%
Senegal 0.11%
China 0.11%
Tunisia 0.11%
Jersey, Channel Islands 0.10%
Vietnam 0.10%
Puerto Rico 0.09%
Morocco 0.08%
Oman 0.08%
Saint Lucia 0.08%
Norway 0.08%
Bermuda 0.08%
Isle of Man 0.07%
Taiwan 0.07%
Denmark 0.06%
Mozambique 0.06%
Qatar 0.05%

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
203
Portfolio Summary  (unaudited) (continued)
Location Percent
Panama 0.05%
Thailand 0.04%
Belgium 0.04%
El Salvador 0.04%
Guatemala 0.03%
Trinidad And Tobago 0.03%
Uruguay 0.03%
Philippines 0.03%
Zambia 0.03%
Romania 0.02%
Togo 0.02%
Paraguay 0.02%
Costa Rica 0.02%
Belarus 0.02%
Mongolia 0.02%
Croatia 0.02%
Honduras 0.01%
Portugal 0.01%
Cambodia 0.01%
New Zealand 0.00%
Other Assets and Liabilities
1.29%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 296,134 $ 5,313,982 $ 5,385,034 $ 225,082
$ 296,134 $ 5,313,982 $ 5,385,034 $ 225,082
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 5,6 51 $ — $ — $ —
$ 5,6 51 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Material Sciences Corp   10.35%, 01/09/2024 12/22/2016-06/29/2018 $ 22,985 $ 22,010 0.28%
Real Alloy Holding Inc   14.1%, 11/30/2023 05/31/2018 18,506 18,506 0.24%
Specialty Steel   12.59%, 11/15/2022 11/15/2017 41,148 41,564 0.54%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 21,295 0.28%
Total $ 103,375 1.34%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2019 Short 200 $ 26,059 $ (100)
Total $ (100)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 11/29/2019 HUF 5,178,215 $ 17,499 $ 104 $ —
Barclays Bank PLC 11/29/2019 $ 9,047 HUF 2,682,156 — (71)
Barclays Bank PLC 11/29/2019 PLN 25,346 $ 6,589 48 —
HSBC Securities Inc 11/22/2019 $ 10,974 TRY 66,000 — (532)
HSBC Securities Inc 11/29/2019 $ 3,005 MXN 57,678 18 —
HSBC Securities Inc 11/29/2019 $ 3,871 PLN 14,838 — (15)
JPMorgan Chase 11/13/2019 $ 70,257 EUR 63,559 — (670)
JPMorgan Chase 11/22/2019 $ 18,039 ZAR 266,100 467 —
JPMorgan Chase 11/29/2019 $ 10,330 ZAR 151,848 311 —
Standard Chartered Bank, Hong Kong 11/04/2019 BRL 86,917 $ 21,008 664 —
Standard Chartered Bank, Hong Kong 11/04/2019 $ 21,870 BRL 87,517 48 —
Standard Chartered Bank, Hong Kong 11/29/2019 ZAR 80,167 $ 5,301 — (12)
Standard Chartered Bank, Hong Kong 12/03/2019 BRL 46,449 $ 11,590 — (24)
Toronto Dominion Bank 11/29/2019 $ 11,069 EUR 9,958 — (54)

Schedule of Investments
Global Diversified Income Fund
October 31, 2019
See accompanying notes.
204
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Toronto Dominion Bank 11/29/2019 $ 2,590 HUF 768,156 $ — $ (21)
Toronto Dominion Bank 11/29/2019 JPY 546,835 $ 5,029 43 —
Total $ 1,703 $ (1,399)
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return Finan cing Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 11/12/2019
205,150,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 11/13/2019 $ 12,012 $ — $ 602 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 11/19/2019
100,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 11/20/2019 5,575 — 551 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/03/2019
250,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 12/04/2019 13,851 — 1,387 —
JPMorgan Chase Ukraine Government
Bond, 16.00%,
08/11/2011
123,000,000 Receive 3 Month USD
LIBOR + 0.95%
Quarterly 08/12/2021 5,006 — 128 —
Total $ — $ 2,668 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2019
See accompanying notes.
205
INVESTMENT COMPANIES - 0.31% Shares Held Value (000's)
Money Market Funds - 0.31%
BlackRock Liquidity FedFund 1.71%
(a),(b)
4,400,898 $ 4,400
Principal Government Money Market Fund
1.65%
(a),(b),(c)
6,413,602 6,414
$ 10,814
TOTAL INVESTMENT COMPANIES $ 10,814
COMMON STOCKS - 98.56% Shares Held Value (000's)
Engineering & Construction - 0.10%
Lendlease Group 267,996 3,464
Lodging - 1.79%
City Developments Ltd 3,222,600 25,521
Hilton Worldwide Holdings Inc 381,386 36,979
$ 62,500
Real Estate - 14.44%
Aroundtown SA 2,492,718 21,070
Castellum AB 1,103,931 22,560
Entra ASA
( d)
1,714,277 25,672
Fabege AB 1,837,765 27,446
Heiwa Real Estate Co Ltd 555,400 13,396
LEG Immobilien AG 181,987 20,904
Leopalace21 Corp
( e),(f)
3,436,600 9,377
Mitsubishi Estate Co Ltd 3,857,500 74,895
Mitsui Fudosan Co Ltd 1,091,793 27,931
New World Development Co Ltd 29,685,000 42,462
Sun Hung Kai Properties Ltd 3,585,500 54,332
TLG Immobilien AG 639,758 18,762
Tokyo Tatemono Co Ltd 1,875,000 26,676
Vonovia SE 1,994,734 106,229
Wihlborgs Fastigheter AB 861,866 13,040
$ 504,752
REITs - 79.91%
Alexandria Real Estate Equities Inc 548,040 87,001
Allied Properties Real Estate Investment Trust
( f)
736,194 29,949
American Homes 4 Rent 1,925,081 50,957
American Tower Corp 89,006 19,410
Americold Realty Trust 734,063 29,429
Apartment Investment & Management Co 1,111,450 60,996
AvalonBay Communities Inc 553,306 120,433
Big Yellow Group PLC 902,161 13,352
Boston Properties Inc 431,170 59,157
Canadian Apartment Properties REIT 799,166 33,275
Cousins Properties Inc 1,104,257 44,314
Crown Castle International Corp 107,985 14,987
CubeSmart 1,188,127 37,664
Daiwa Office Investment Corp 6,140 48,917
Dexus 4,862,834 40,101
Duke Realty Corp 965,228 33,918
EPR Properties 491,280 38,217
Equinix Inc 67,745 38,396
Equity Residential 313,372 27,784
Essential Properties Realty Trust Inc 843,904 21,655
Essex Property Trust Inc 250,567 81,968
Extra Space Storage Inc 392,676 44,086
First Industrial Realty Trust Inc 465,540 19,604
Gecina SA 241,613 41,477
Goodman Group 8,078,366 80,212
GPT Group/The 7,757,395 31,842
Healthcare Realty Trust Inc 603,778 20,993
Healthcare Trust of America Inc 2,108,312 65,358
Healthpeak Properties Inc 697,464 26,239
Host Hotels & Resorts Inc 1,605,999 26,322
Industrial & Infrastructure Fund Investment Corp 17,398 27,238
Inmobiliaria Colonial Socimi SA 3,608,783 46,634
Invitation Homes Inc 3,125,846 96,245
Japan Hotel REIT Investment Corp 74,706 61,965
Japan Retail Fund Investment Corp 16,391 38,205
Kilroy Realty Corp 531,060 44,572
Klepierre SA 640,449 23,873
Link REIT 7,920,000 86,260
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Macquarie Mexico Real Estate Management SA
de CV
( d)
5,081,090 $ 7,211
Merlin Properties Socimi SA 2,568,074 37,804
Nippon Prologis REIT Inc
( e)
11,475 32,053
Nomura Real Estate Master Fund Inc 26,430 50,523
Physicians Realty Trust 682,579 12,744
PLA Administradora Industrial S de RL de CV 3,132,770 5,136
Prologis Inc 1,434,060 125,853
Prologis Property Mexico SA de CV 2,450,270 5,245
Public Storage 75,658 16,861
Regency Centers Corp 790,322 53,141
Rexford Industrial Realty Inc 1,461,093 70,264
Sabra Health Care REIT Inc 987,140 24,284
Saul Centers Inc 177,133 9,484
Segro PLC 8,736,676 95,573
Sekisui House Reit Inc 27,514 25,394
Simon Property Group Inc 439,741 66,260
Stockland 7,337,131 24,770
STORE Capital Corp 1,684,694 68,230
Summit Industrial Income REIT
( f)
437,408 4,244
Summit Industrial Income REIT
( e)
1,022,744 9,939
Sun Communities Inc 415,919 67,649
Sunstone Hotel Investors Inc 1,643,623 22,205
Taubman Centers Inc 326,926 11,697
Tokyu REIT Inc 4,177 8,045
UNITE Group PLC/The 2,935,984 42,762
United Urban Investment Corp 16,382 33,050
VICI Properties Inc 1,443,448 33,993
Welltower Inc 1,152,585 104,528
Weyerhaeuser Co 374,494 10,939
$ 2,792,886
Software - 1.67%
InterXion Holding NV
( e)
661,438 58,352
Storage & Warehousing - 0.65%
Safestore Holdings PLC 2,498,981 22,69 1
TOTAL COMMON STOCKS $ 3,444,64 5
Total Investments $ 3,455,45 9
Other Assets and Liabilities -  1.13% 39,46 1
TOTAL NET ASSETS - 100.00% $ 3,494,920
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,811 or 0.31 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $32,883 or 0.94% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2019
See accompanying notes.
206
Portfolio Summary  ( unaudited)
Location Percent
United States 53.09%
Japan 13.67%
Hong Kong 5.24%
Australia 5.17%
United Kingdom 4.98%
Germany 4.18%
Spain 2.41%
Canada 2.21%
France 1.87%
Sweden 1.81%
Netherlands 1.67%
Singapore 0.73%
Norway 0.73%
Luxembourg 0.60%
Mexico 0.51%
Other Assets and Liabilities
1.13%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 37,882 $ 1,262,729 $ 1,294,197 $ 6,414
$ 37,882 $ 1,262,729 $ 1,294,197 $ 6,414
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 1,016 $ — $ — $ —
$ 1,016 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2019
See accompanying notes.
207
INVESTMENT COMPANIES - 4.14% Shares Held Value (000's)
Money Market Funds - 4.14%
BlackRock Liquidity FedFund 1.71%
(a),(b)
7,270,873 $ 7,271
Principal Government Money Market Fund
1.65%
(a),(b),(c)
61,450,152 61,450
$ 68,721
TOTAL INVESTMENT COMPANIES $ 68,721
BONDS - 28.45%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0.22%
AmeriCredit Automobile Receivables 2016-1
2.89%, 01/10/2022 $ 3,631 $ 3,636
Commercial Mortgage Backed Securities - 13.92%
Bank 2019-BNK19
4.03%, 08/15/2061
(d)
4,200 4,496
BANK 2019-BNK21
3.52%, 10/17/2052 5,000 5,151
CD 2017-CD3 Mortgage Trust
3.98%, 02/10/2050
(d)
4,500 4,826
Citigroup Commercial Mortgage Trust
2016-GC36
4.76%, 02/10/2049
(d)
4,400 4,738
COMM 2013-CCRE9 Mortgage Trust
4.25%, 07/10/2045
(d),(e)
2,400 2,285
COMM 2014-CCRE19 Mortgage Trust
4.75%, 08/10/2047
(d)
3,700 3,945
COMM 2014-UBS5 Mortgage Trust
4.61%, 09/10/2047
(d)
11,680 12,191
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 7,700 7,775
2.65%, 08/25/2026 5,480 5,686
3.19%, 09/25/2027
(d)
11,000 11,812
3.30%, 04/25/2023
(d)
13,000 13,567
3.46%, 08/25/2023
(d)
12,400 13,047
3.53%, 10/25/2023
(d)
5,800 6,126
3.60%, 01/25/2028 8,340 9,198
3.65%, 02/25/2028
(d)
3,250 3,596
3.90%, 04/25/2028 6,800 7,649
4.06%, 10/25/2028
(d)
8,800 10,062
Ginnie Mae
0.37%, 10/16/2053
(d),(f)
12,137 366
0.48%, 06/16/2060
(d),(f)
33,979 1,863
0.49%, 06/16/2052
(d),(f)
25,372 497
0.51%, 10/16/2054
(d),(f)
40,231 928
0.54%, 10/16/2054
(d),(f)
41,537 1,152
0.57%, 12/16/2059
(d),(f)
46,310 2,500
0.58%, 08/16/2051
(d),(f)
70,593 2,729
0.59%, 04/16/2047
(d),(f)
67,335 2,405
0.59%, 02/16/2060
(d),(f)
35,703 2,109
0.59%, 03/16/2060
(d),(f)
23,318 1,331
0.61%, 11/16/2045
(d),(f)
26,067 861
0.61%, 07/16/2060
(d),(f)
22,273 1,454
0.63%, 12/16/2053
(d),(f)
27,403 1,124
0.67%, 06/16/2054
(d),(f)
52,926 1,277
0.69%, 10/16/2054
(d),(f)
52,694 1,712
0.70%, 11/16/2052
(d),(f)
44,983 1,752
0.74%, 02/16/2061
(d),(f)
68,158 5,166
0.78%, 10/16/2059
(d),(f)
15,549 957
0.79%, 09/16/2053
(d),(f)
41,854 1,617
0.80%, 02/16/2053
(d),(f)
38,617 1,883
0.80%, 04/16/2054
(d),(f)
80,465 2,360
0.81%, 01/16/2056
(d),(f)
18,967 890
0.84%, 02/16/2053
(d),(f)
101,066 5,533
0.84%, 06/16/2057
(d),(f)
12,412 711
0.94%, 03/16/2052
(d),(f)
43,835 2,494
0.98%, 02/16/2046
(d),(f)
41,085 1,871
2.60%, 05/16/2059 4,046 4,075
2.60%, 03/16/2060 7,477 7,534
GS Mortgage Securities Trust 2013-GC13
4.08%, 07/10/2046
(d),(e)
5,000 4,954
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2014-GC20
4.96%, 04/10/2047
(d)
$ 2,000 $ 2,078
GS Mortgage Securities Trust 2014-GC24
4.53%, 09/10/2047
(d)
4,200 4,035
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
4.96%, 12/15/2046
(d)
8,000 8,781
JPMDB Commercial Mortgage Securities Trust
2018-C8
4.74%, 06/15/2051
(d)
3,700 4,104
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08/15/2050 5,250 5,329
Wells Fargo Commercial Mortgage Trust
2015-C31
4.61%, 11/15/2048
(d)
6,000 6,414
WFRBS Commercial Mortgage Trust 2014-C23
4.38%, 10/15/2057
(d)
9,700 10,436
$ 231,432
Home Equity Asset Backed Securities - 0.28%
ACE Securities Corp Mortgage Loan Trust Series
2007-D1
6.93%, 02/25/2038
(d),(e)
4,827 4,719
Mortgage Backed Securities - 13.47%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(e)
7,021 7,636
CSMC Trust 2015-1
3.94%, 01/25/2045
(d),(e)
7,347 7,502
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(f)
4,033 603
7.00%, 04/25/2024
(f)
21 2
Fannie Mae REMICS
1.98%, 06/25/2045
(f)
15,896 1,062
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
2.42%, 04/25/2027 7 7
1.00 x 1 Month USD LIBOR + 0.60%
2.50%, 02/25/2028
(f)
10,881 717
3.00%, 07/25/2032
(f)
10,026 1,155
3.00%, 10/25/2040
(f)
25,450 1,397
3.00%, 04/25/2042 6,687 6,863
3.00%, 08/25/2042 3,738 3,808
3.00%, 02/25/2043 4,481 4,615
3.00%, 01/25/2046 7,235 7,490
3.00%, 03/25/2046 5,806 5,900
3.00%, 05/25/2048 2,098 2,174
3.50%, 02/25/2036
(f)
7,715 786
3.50%, 01/25/2040
(f)
11,114 713
3.50%, 11/25/2042 9,708 10,322
3.50%, 02/25/2043 848 891
3.50%, 02/25/2043
(f)
14,363 1,413
3.50%, 07/25/2043
(f)
10,525 922
3.50%, 08/25/2045 2,931 3,132
4.00%, 06/25/2039 10,000 10,355
4.00%, 12/25/2039
(f)
5,322 380
4.00%, 03/25/2045 6,411 7,299
4.00%, 04/25/2047 3,326 3,727
4.33%, 09/25/2047
(f)
7,212 1,476
(1.00) x 1 Month USD LIBOR + 6.15%
4.50%, 04/25/2045
(f)
20,262 3,831
7.00%, 04/25/2032 758 871
9.00%, 05/25/2020 1 1
Freddie Mac REMICS
2.50%, 11/15/2032 4,198 4,255
2.50%, 02/15/2043 2,234 2,264
3.00%, 11/15/2030
(f)
4,221 174
3.00%, 06/15/2040 4,117 4,195
3.00%, 10/15/2041 2,079 2,123

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2019
See accompanying notes.
208
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS   (continued)
3.00%, 10/15/2042 $ 1,348 $ 1,398
3.00%, 05/15/2044 1,588 1,640
3.00%, 04/15/2046 2,533 2,632
3.00%, 11/15/2046 3,241 3,353
3.50%, 03/15/2029 3,882 4,141
3.50%, 04/15/2040
(f)
6,002 285
3.50%, 07/15/2042 2,972 3,031
3.50%, 05/15/2043 4,500 4,604
3.50%, 09/15/2043 7,680 8,036
4.00%, 05/15/2039 4,825 4,998
4.00%, 11/15/2042
(f)
8,052 1,028
4.00%, 11/15/2045 553 592
6.50%, 08/15/2027 71 74
Ginnie Mae
3.00%, 05/16/2037 14,000 14,127
3.25%, 05/20/2045 5,499 5,879
3.50%, 08/20/2039
(f)
15,721 1,170
3.50%, 01/20/2043
(f)
14,498 2,562
3.50%, 10/20/2044
(f)
17,776 2,348
3.50%, 11/20/2045 4,500 4,643
3.50%, 02/20/2048 800 855
4.00%, 11/16/2038 320 326
4.00%, 04/20/2044
(f)
5,376 739
4.00%, 01/20/2046
(f)
9,039 1,109
4.25%, 06/20/2046
(f)
4,938 972
(1.00) x 1 Month USD LIBOR + 6.10%
4.35%, 09/20/2047
(f)
6,772 1,315
(1.00) x 1 Month USD LIBOR + 6.20%
4.36%, 08/16/2045
(f)
3,399 683
(1.00) x 1 Month USD LIBOR + 6.25%
5.00%, 11/20/2039 2,893 3,236
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(e)
4,024 4,062
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(d),(e)
3,786 3,849
New Residential Mortgage Loan Trust 2015-2
5.53%, 08/25/2055
(d),(e)
5,510 5,990
NRP Mortgage Trust 2013-1
3.31%, 07/25/2043
(d),(e)
6,753 6,908
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
6,938 7,117
Sequoia Mortgage Trust 2017-2
3.64%, 02/25/2047
(d),(e)
2,339 2,410
Sequoia Mortgage Trust 2017-3
3.81%, 04/25/2047
(d),(e)
2,346 2,443
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(e)
1,328 1,344
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(e)
3,911 3,940
$ 223,900
Other Asset Backed Securities - 0.56%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 1,600 1,596
TAL Advantage V LLC
3.33%, 05/20/2039
(e)
2,415 2,418
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(e)
5,000 5,217
$ 9,231
TOTAL BONDS $ 472,918
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 68.18%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 15.22%
2.50%, 08/01/2027 $ 1,093 $ 1,108
2.50%, 02/01/2028 3,367 3,426
3.00%, 02/01/2027 2,898 2,983
3.00%, 02/01/2032 6,846 7,074
3.00%, 01/01/2033 4,521 4,662
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 04/01/2035 $ 2,135 $ 2,197
3.00%, 03/01/2037 4,689 4,809
3.00%, 10/01/2042 6,717 6,933
3.00%, 10/01/2042 5,835 6,045
3.00%, 05/01/2043 2,312 2,386
3.00%, 07/01/2045 6,336 6,528
3.00%, 10/01/2046 7,702 7,978
3.00%, 01/01/2047 6,398 6,628
3.50%, 11/01/2026 1,658 1,727
3.50%, 02/01/2032 3,522 3,669
3.50%, 04/01/2032 3,097 3,226
3.50%, 12/01/2041 2,306 2,441
3.50%, 04/01/2042 6,747 7,085
3.50%, 07/01/2042 7,765 8,154
3.50%, 08/01/2043 5,294 5,586
3.50%, 02/01/2044 5,792 6,075
3.50%, 08/01/2045 6,136 6,535
3.50%, 07/01/2046 8,811 9,368
3.50%, 11/01/2046 5,811 6,080
3.50%, 01/01/2047 12,265 12,968
3.50%, 01/01/2048 9,516 10,132
3.50%, 04/01/2049 13,976 14,721
4.00%, 12/01/2041 3,906 4,253
4.00%, 07/01/2042 2,915 3,174
4.00%, 09/15/2042 2,066 2,244
4.00%, 04/01/2043 8,275 9,009
4.00%, 07/01/2043 3,573 3,890
4.00%, 10/01/2045 7,574 8,238
4.00%, 08/01/2047 10,981 11,942
4.00%, 11/01/2047 2,414 2,631
4.00%, 01/01/2048 7,601 8,268
4.00%, 06/01/2048 13,228 14,292
4.50%, 04/01/2041 4,084 4,548
4.50%, 11/01/2043 3,814 4,247
4.85%, 10/01/2032 1 1
1.00 x 12 Month USD LIBOR + 1.98%
5.00%, 10/01/2025 39 42
5.00%, 12/01/2032 44 48
5.00%, 02/01/2033 376 415
5.00%, 01/01/2034 3,584 3,962
5.00%, 05/01/2034 85 93
5.00%, 07/01/2035 2 2
5.00%, 07/01/2035 32 35
5.00%, 10/01/2035 7 8
5.00%, 11/01/2035 280 310
5.00%, 07/01/2044 2,691 2,973
5.00%, 03/01/2048 4,385 4,943
5.50%, 03/01/2029 1 1
5.50%, 05/01/2033 7 8
5.50%, 10/01/2033 12 13
5.50%, 12/01/2033 266 299
5.50%, 07/01/2037 15 17
5.50%, 04/01/2038 7 8
5.50%, 05/01/2038 35 40
6.00%, 01/01/2021 10 10
6.00%, 06/01/2028 5 6
6.00%, 05/01/2031 65 75
6.00%, 10/01/2031 2 2
6.00%, 02/01/2032 15 16
6.00%, 09/01/2032 47 52
6.00%, 11/01/2033 80 89
6.00%, 11/01/2033 354 399
6.00%, 09/01/2034 56 64
6.00%, 02/01/2035 49 57
6.00%, 10/01/2036 36 41
6.00%, 03/01/2037 74 83
6.00%, 05/01/2037 92 107
6.00%, 01/01/2038 10 11

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2019
See accompanying notes.
209
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 03/01/2038 $ 33 $ 36
6.00%, 04/01/2038 60 66
6.00%, 07/01/2038 134 151
6.00%, 10/01/2038 84 97
6.50%, 12/01/2021 47 49
6.50%, 04/01/2022 60 62
6.50%, 05/01/2022 35 35
6.50%, 08/01/2022 17 17
6.50%, 05/01/2023 28 28
6.50%, 07/01/2023 1 1
6.50%, 07/01/2025 1 1
6.50%, 09/01/2025 1 1
6.50%, 10/01/2025 1 1
6.50%, 03/01/2029 30 33
6.50%, 04/01/2031 125 139
6.50%, 10/01/2031 46 52
6.50%, 02/01/2032 7 7
6.50%, 04/01/2032 6 7
6.50%, 04/01/2035 5 6
6.50%, 02/01/2037 28 31
7.00%, 07/01/2024 2 2
7.00%, 01/01/2028 192 205
7.00%, 06/01/2029 64 72
7.00%, 01/01/2031 1 1
7.00%, 04/01/2031 44 49
7.00%, 10/01/2031 78 88
7.00%, 04/01/2032 115 132
7.50%, 12/01/2030 3 3
7.50%, 02/01/2031 1 2
7.50%, 02/01/2031 11 12
8.50%, 07/01/2029 69 73
$ 252,949
Federal National Mortgage Association (FNMA) - 0.47%
3.00%, 04/01/2043 5,971 6,108
4.48%, 12/01/2033 68 71
1.00 x 12 Month USD LIBOR + 1.60%
5.50%, 05/01/2033 75 77
6.00%, 01/01/2032 109 116
6.00%, 04/01/2033 167 180
6.00%, 09/01/2034 354 384
6.50%, 06/01/2031 60 68
6.50%, 11/01/2032 340 376
6.50%, 11/01/2032 94 102
7.00%, 08/01/2028 45 51
7.00%, 12/01/2028 47 52
7.00%, 07/01/2029 49 56
7.00%, 07/01/2032 116 128
7.50%, 12/01/2024 63 67
7.50%, 07/01/2029 1 1
7.50%, 02/01/2030 56 60
$ 7,897
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 40.56%
2.00%, 08/01/2028 2,034 2,034
2.00%, 07/01/2030 5,324 5,280
2.50%, 06/01/2027 4,045 4,108
2.50%, 05/01/2028 1,760 1,792
2.50%, 08/01/2028 2,342 2,385
2.50%, 03/01/2030 5,494 5,594
2.50%, 07/01/2030 7,836 7,968
2.50%, 12/01/2031 7,235 7,357
3.00%, 04/01/2027 2,765 2,845
3.00%, 05/01/2029 4,707 4,860
3.00%, 01/01/2030 409 421
3.00%, 08/01/2031 7,951 8,210
3.00%, 10/01/2036 5,665 5,861
3.00%, 11/01/2042 6,899 7,121
3.00%, 12/01/2042 5,276 5,446
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 12/01/2042 $ 5,351 $ 5,520
3.00%, 01/01/2043 5,014 5,173
3.00%, 02/01/2043 5,381 5,571
3.00%, 06/01/2043 9,447 9,751
3.00%, 08/01/2043 6,149 6,346
3.00%, 07/01/2045 2,498 2,573
3.00%, 01/01/2046 5,031 5,192
3.00%, 07/01/2046 6,954 7,146
3.00%, 09/01/2046 5,808 6,004
3.00%, 10/01/2046 6,689 6,888
3.00%, 11/01/2046 10,449 10,817
3.00%, 12/01/2046 5,401 5,598
3.00%, 12/01/2046 7,874 8,081
3.00%, 01/01/2047 9,648 9,987
3.00%, 01/01/2047 6,187 6,405
3.00%, 01/01/2047 8,765 9,073
3.50%, 08/01/2031 3,975 4,176
3.50%, 02/01/2033 8,128 8,540
3.50%, 09/01/2033 8,155 8,569
3.50%, 06/01/2039 4,114 4,283
3.50%, 02/01/2042 5,489 5,825
3.50%, 06/01/2042 2,869 3,011
3.50%, 07/01/2042 4,265 4,497
3.50%, 09/01/2042 7,512 7,921
3.50%, 11/01/2042 4,385 4,623
3.50%, 02/01/2043 1,794 1,904
3.50%, 05/01/2043 2,438 2,587
3.50%, 05/01/2043 4,417 4,674
3.50%, 09/01/2044 12,632 13,491
3.50%, 10/01/2044 5,989 6,396
3.50%, 11/01/2044 5,222 5,576
3.50%, 03/01/2045 2,888 3,049
3.50%, 03/01/2045 4,672 4,972
3.50%, 06/01/2045 5,829 6,225
3.50%, 08/01/2045 5,236 5,593
3.50%, 09/01/2045 4,600 4,875
3.50%, 10/01/2045 5,271 5,630
3.50%, 11/01/2045 9,553 10,168
3.50%, 01/01/2046 4,639 4,955
3.50%, 03/01/2046 6,446 6,885
3.50%, 04/01/2046 6,821 7,285
3.50%, 10/01/2047 4,844 5,173
3.50%, 11/01/2048 12,454 13,208
3.50%, 05/01/2049 8,550 9,064
4.00%, 01/01/2034 1,112 1,178
4.00%, 10/01/2037 5,906 6,180
4.00%, 09/01/2040 2,461 2,634
4.00%, 02/01/2042 1,923 2,078
4.00%, 01/01/2043 1,874 2,039
4.00%, 03/01/2043 3,401 3,631
4.00%, 08/01/2043 6,346 6,904
4.00%, 04/01/2044 2,495 2,724
4.00%, 08/01/2044 8,808 9,650
4.00%, 08/01/2044 3,338 3,651
4.00%, 11/01/2044 2,708 2,967
4.00%, 12/01/2044 5,425 5,943
4.00%, 02/01/2045 4,623 5,065
4.00%, 07/01/2045 5,042 5,383
4.00%, 08/01/2045 5,457 5,978
4.00%, 09/01/2045 9,356 10,249
4.00%, 01/01/2046 7,341 7,993
4.00%, 05/01/2046 10,821 11,763
4.00%, 07/01/2046 6,797 7,446
4.00%, 08/01/2046 9,611 10,299
4.00%, 07/01/2047 7,113 7,791
4.00%, 10/01/2047 6,059 6,565
4.00%, 12/01/2047 5,025 5,484

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2019
See accompanying notes.
210
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 02/01/2048 $ 7,174 $ 7,746
4.00%, 03/01/2049 12,204 13,266
4.00%, 07/01/2049 13,551 14,631
4.00%, 07/01/2049 7,339 7,924
4.50%, 12/01/2019 1 1
4.50%, 01/01/2020 2 2
4.50%, 09/01/2025 1,011 1,068
4.50%, 08/01/2039 2,582 2,847
4.50%, 03/01/2041 3,244 3,516
4.50%, 03/01/2042 6,823 7,589
4.50%, 09/01/2043 3,173 3,531
4.50%, 09/01/2043 5,717 6,362
4.50%, 11/01/2043 5,367 5,973
4.50%, 10/01/2044 2,942 3,184
4.50%, 12/01/2044 7,367 8,199
4.50%, 05/01/2045 3,246 3,613
4.50%, 09/01/2045 4,793 5,285
4.50%, 10/01/2045 6,183 6,878
4.50%, 11/01/2045 7,910 8,719
4.50%, 08/01/2048 6,519 7,167
4.50%, 09/01/2048 11,515 12,768
4.50%, 11/01/2048 7,868 8,556
4.50%, 12/01/2048 8,787 9,588
5.00%, 01/01/2026 42 45
5.00%, 04/01/2035 122 134
5.00%, 05/01/2035 63 69
5.00%, 07/01/2035 22 24
5.00%, 02/01/2038 1,666 1,858
5.00%, 03/01/2038 1,187 1,324
5.00%, 02/01/2040 5,725 6,429
5.00%, 05/01/2040 2,337 2,626
5.00%, 07/01/2040 1,432 1,604
5.00%, 07/01/2041 6,553 7,361
5.00%, 02/01/2044 2,970 3,314
5.00%, 06/01/2044 2,865 3,182
5.00%, 05/01/2048 5,015 5,649
5.50%, 06/01/2026 48 52
5.50%, 07/01/2033 496 558
5.50%, 02/01/2037 3 4
5.50%, 12/01/2037 774 869
5.50%, 03/01/2038 176 198
6.00%, 12/01/2022 5 6
6.00%, 03/01/2029 33 37
6.00%, 12/01/2031 2 2
6.00%, 12/01/2031 1 1
6.00%, 11/01/2032 6 7
6.00%, 03/01/2034 130 144
6.00%, 11/01/2037 11 12
6.00%, 02/01/2038 48 55
6.00%, 03/01/2038 46 52
6.00%, 04/01/2039 438 486
6.50%, 09/01/2024 91 102
6.50%, 08/01/2028 17 19
6.50%, 12/01/2028 11 12
6.50%, 02/01/2029 14 16
6.50%, 03/01/2029 23 26
6.50%, 04/01/2029 21 24
6.50%, 06/01/2031 66 74
6.50%, 06/01/2031 61 67
6.50%, 12/01/2031 2 2
6.50%, 01/01/2032 29 32
6.50%, 04/01/2032 73 81
6.50%, 04/01/2032 19 21
6.50%, 08/01/2032 63 71
6.50%, 02/01/2033 140 156
6.50%, 04/01/2036 2 3
6.50%, 08/01/2036 66 76
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 08/01/2036 $ 36 $ 42
6.50%, 10/01/2036 30 35
6.50%, 11/01/2036 21 25
6.50%, 07/01/2037 21 24
6.50%, 07/01/2037 11 13
6.50%, 08/01/2037 325 374
6.50%, 08/01/2037 31 35
6.50%, 02/01/2038 22 25
6.50%, 05/01/2038 3 3
7.00%, 05/01/2022 4 4
7.00%, 11/01/2031 128 141
7.50%, 01/01/2031 1 1
7.50%, 08/01/2032 7 8
8.50%, 09/01/2025 1 1
9.00%, 09/01/2030 2 2
$ 674,187
Government National Mortgage Association (GNMA) - 7.00%
3.00%, 11/15/2042 6,023 6,250
3.00%, 11/15/2042 3,861 3,986
3.00%, 12/15/2042 3,882 4,012
3.00%, 02/15/2043 4,603 4,776
3.00%, 09/20/2046 6,726 6,969
3.00%, 11/20/2046 4,543 4,689
3.00%, 11/15/2047 7,452 7,686
3.50%, 08/20/2042 4,015 4,245
3.50%, 05/15/2043 6,888 7,311
3.50%, 06/20/2043 4,842 5,143
3.50%, 08/15/2043 5,642 5,972
3.50%, 04/20/2045 4,183 4,401
3.50%, 02/20/2047 2,051 2,170
3.50%, 05/20/2047 12,899 13,702
3.50%, 10/20/2047 4,582 4,815
3.50%, 11/20/2047 4,608 4,848
4.00%, 08/15/2041 3,762 4,076
4.00%, 09/15/2041 5,703 6,224
4.00%, 03/15/2044 3,700 4,038
4.00%, 10/20/2044 3,358 3,564
5.00%, 02/15/2034 104 116
5.00%, 10/15/2039 2,331 2,615
5.50%, 07/20/2033 874 984
5.50%, 03/20/2034 906 1,019
5.50%, 05/20/2035 94 105
6.00%, 10/15/2023 51 56
6.00%, 11/15/2023 9 10
6.00%, 11/15/2023 5 5
6.00%, 12/15/2023 3 3
6.00%, 03/15/2024 4 5
6.00%, 04/20/2026 28 30
6.00%, 10/20/2028 4 4
6.00%, 02/20/2029 49 55
6.00%, 09/15/2032 55 61
6.00%, 02/15/2033 17 19
6.00%, 07/20/2033 686 785
6.00%, 08/15/2038 66 72
6.50%, 09/15/2023 7 8
6.50%, 09/15/2023 2 2
6.50%, 09/15/2023 11 12
6.50%, 10/15/2023 10 11
6.50%, 12/15/2023 2 2
6.50%, 12/15/2023 10 11
6.50%, 12/15/2023 9 10
6.50%, 12/15/2023 6 7
6.50%, 01/15/2024 2 2
6.50%, 01/15/2024 4 4
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 17 19
6.50%, 01/15/2024 1 2

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2019
See accompanying notes.
211
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.50%, 01/15/2024 $ 8 $ 9
6.50%, 04/15/2024 7 8
6.50%, 04/20/2024 4 4
6.50%, 07/15/2024 16 17
6.50%, 01/15/2026 4 5
6.50%, 03/15/2026 3 3
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 6 6
6.50%, 03/20/2031 47 54
6.50%, 04/20/2031 38 44
6.50%, 07/15/2031 1 1
6.50%, 10/15/2031 10 11
6.50%, 07/15/2032 3 3
6.50%, 05/20/2034 512 589
6.80%, 04/20/2025 21 21
7.00%, 11/15/2022 2 2
7.00%, 12/15/2022 14 14
7.00%, 01/15/2023 3 3
7.00%, 01/15/2023 1 1
7.00%, 01/15/2023 4 4
7.00%, 02/15/2023 11 11
7.00%, 07/15/2023 4 4
7.00%, 07/15/2023 4 4
7.00%, 07/15/2023 2 2
7.00%, 08/15/2023 8 8
7.00%, 12/15/2023 3 3
7.00%, 12/15/2023 9 9
7.00%, 01/15/2026 6 6
7.00%, 01/15/2027 10 10
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 7 7
7.00%, 10/15/2027 1 1
7.00%, 12/15/2027 3 3
7.00%, 12/15/2027 1 1
7.00%, 04/15/2028 2 2
7.00%, 06/15/2028 90 98
7.00%, 12/15/2028 52 56
7.00%, 01/15/2029 35 38
7.00%, 03/15/2029 20 21
7.00%, 04/15/2029 139 152
7.00%, 04/15/2029 2 2
7.00%, 05/15/2031 5 6
7.00%, 07/15/2031 1 1
7.00%, 09/15/2031 1 1
7.50%, 12/15/2021 5 5
7.50%, 03/15/2022 3 3
7.50%, 04/15/2022 1 1
7.50%, 04/15/2022 10 10
7.50%, 08/15/2022 1 1
7.50%, 08/15/2022 7 7
7.50%, 08/15/2022 2 2
7.50%, 02/15/2023 4 4
7.50%, 05/15/2023 1 1
7.50%, 05/15/2023 4 4
7.50%, 06/15/2023 1 1
7.50%, 03/15/2024 7 8
7.50%, 08/15/2024 1 1
7.50%, 05/15/2027 4 4
7.50%, 06/15/2027 7 7
7.50%, 08/15/2029 22 23
7.50%, 10/15/2029 15 15
7.50%, 11/15/2029 40 41
8.00%, 02/15/2022 5 5
8.00%, 04/15/2022 1 1
8.00%, 12/15/2030 5 6
9.00%, 11/15/2021 8 8
9.50%, 08/15/2021 4 4
$ 116,321
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 4.52%
1.00%, 11/30/2019 $ 6,880 $ 6,875
1.13%, 12/31/2019
(g)
14,800 14,784
1.13%, 03/31/2020 8,600 8,583
1.25%, 01/31/2020 13,700 13,688
1.25%, 02/29/2020
(g)
7,000 6,991
2.13%, 12/31/2022 4,920 5,012
3.13%, 05/15/2021 13,000 13,301
6.25%, 08/15/2023 5,100 5,982
$ 75,216
U.S. Treasury Strip - 0.41%
0.00%, 05/15/2020
(h),( i )
6,800 6,744
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,133,314
Total Investments $ 1,674,953
Other Assets and Liabilities -  (0.77)% (12,725)
TOTAL NET ASSETS - 100.00% $ 1,662,228
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,871 or 1.08 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $65,677 or 3.95% of net assets.
(f) Security is an Interest Only Strip.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Non-income producing security
( i ) Security is a Principal Only Strip.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 90.64%
Government 4.93%
Money Market Funds 4.14%
Asset Backed Securities 1.06%
Other Assets and Liabilities
(0.77)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2019
See accompanying notes.
212
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 15,236 $ 552,382 $ 506,168 $ 61,450
$ 15,236 $ 552,382 $ 506,168 $ 61,450
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 70 2 $ — $ — $ —
$ 70 2 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Long Bond; December 2019 Short 92 $ 14,847 $ 321
US Ultra Bond; December 2019 Short 164 31,119 1,198
Total $ 1,519
Amounts in thousands except contracts.

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
213
INVESTMENT COMPANIES - 4.83% Shares Held Value (000's)
Money Market Funds - 4.83%
Principal Government Money Market Fund
1.65%
(a),(b)
150,593,374 $ 150,593
TOTAL INVESTMENT COMPANIES $ 150,593
COMMON STOCKS - 0.08% Shares Held Value (000's)
Automobile Manufacturers - 0.00%
Motors Liquidation Co GUC Trust
( c)
270 3
Commercial Services - 0.08%
ATD New Holdings Inc
( c),(d),(e)
101,514 2,542
Electric - 0.00%
Vistra Energy Corp - Rights
( c),(d),(e)
164,087 —
Oil & Gas - 0.00%
Sabine Oil & Gas Holdings Inc 246 13
Sabine Oil & Gas Holdings Inc - Warrants
( c)
759 11
Sabine Oil & Gas Holdings Inc - Warrants
( c)
172 2
$ 26
Telecommunications - 0.00%
Goodman Networks Inc
( c),(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 2,571
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
( c),(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 81.37%
Principal
Amount (000's) Value (000's)
Advertising - 0.29%
Lamar Media Corp
5.00%, 05 /01/2023 $ 885 $ 901
5.38%, 01 /15/2024 911 933
5.75%, 02 /01/2026 1,626 1,726
MDC Partners Inc
6.50%, 05 /01/2024
(f)
1,260 1,205
National CineMedia LLC
6.00%, 04 /15/2022 416 420
Outfront Media Capital LLC / Outfront Media
Capital Corp
5.00%, 08 /15/2027
(f)
2,990 3,132
5.63%, 02 /15/2024 639 656
5.88%, 03 /15/2025 85 88
$ 9,061
Aerospace & Defense - 2.18%
Arconic Inc
5.13%, 10 /01/2024 1,855 1,989
5.40%, 04 /15/2021 409 422
5.87%, 02 /23/2022 498 533
5.90%, 02 /01/2027 901 1,002
5.95%, 02 /01/2037 771 832
6.75%, 01 /15/2028 876 1,007
BBA US Holdings Inc
5.38%, 05 /01/2026
(f)
575 601
Bombardier Inc
5.75%, 03 /15/2022
(f)
300 294
6.00%, 10 /15/2022
(f)
1,450 1,414
6.13%, 01 /15/2023
(f)
1,512 1,470
7.45%, 05 /01/2034
(f)
200 184
7.50%, 12 /01/2024
(f)
400 388
7.50%, 03 /15/2025
(f)
2,093 2,000
7.88%, 04 /15/2027
(f)
2,000 1,885
8.75%, 12 /01/2021
(f)
200 212
Moog Inc
5.25%, 12 /01/2022
(f)
30 30
Pioneer Holdings LLC / Pioneer Finance Corp
9.00%, 11 /01/2022
(f)
100 104
TransDigm Inc
5.50%, 11 /15/2027
(f),(g)
5,000 4,983
6.00%, 07 /15/2022 1,378 1,401
6.25%, 03 /15/2026
(f)
18,785 20,124
6.38%, 06 /15/2026 10,373 10,853
6.50%, 07 /15/2024 2,451 2,531
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm Inc   (continued)
6.50%, 05 /15/2025 $ 1,054 $ 1,089
7.50%, 03 /15/2027 8,405 9,025
TransDigm UK Holdings PLC
6.88%, 05 /15/2026 1,435 1,528
Triumph Group Inc
5.25%, 06 /01/2022 755 742
7.75%, 08 /15/2025 1,331 1,331
$ 67,974
Agriculture - 0.10%
Darling Ingredients Inc
5.25%, 04 /15/2027
(f)
685 719
JBS Investments II GmbH
5.75%, 01 /15/2028
(f)
730 761
7.00%, 01 /15/2026
(f)
400 434
Pyxus International Inc
9.88%, 07 /15/2021 200 124
Vector Group Ltd
6.13%, 02 /01/2025
(f)
420 403
10.50%, 11 /01/2026
(f)
665 678
$ 3,119
Airlines - 0.15%
Air Canada
7.75%, 04 /15/2021
(f)
250 268
UAL 2007-1 Pass Through Trust
6.64%, 01 /02/2024 210 223
United Airlines Holdings Inc
4.25%, 10 /01/2022 500 516
5.00%, 02 /01/2024 1,737 1,843
Virgin Australia Holdings Ltd
7.88%, 10 /15/2021
(f)
200 206
WestJet Airlines Ltd
3.50%, 06 /16/2021
(f)
1,495 1,516
$ 4,572
Apparel - 0.09%
Hanesbrands Inc
4.63%, 05 /15/2024
(f)
1,045 1,098
4.88%, 05 /15/2026
(f)
885 936
Levi Strauss & Co
5.00%, 05 /01/2025 150 156
Under Armour Inc
3.25%, 06 /15/2026 585 565
Wolverine World Wide Inc
5.00%, 09 /01/2026
(f)
80 81
$ 2,836
Automobile Manufacturers - 0.70%
Allison Transmission Inc
4.75%, 10 /01/2027
(f)
25 26
5.00%, 10 /01/2024
(f)
1,500 1,536
5.88%, 06 /01/2029
(f)
265 285
Aston Martin Capital Holdings Ltd
6.50%, 04 /15/2022
(f)
1,674 1,465
BCD Acquisition Inc
9.63%, 09 /15/2023
(f)
11,458 11,788
Fiat Chrysler Automobiles NV
5.25%, 04 /15/2023 1,427 1,525
General Motors Co
0.00%, 12 /01/2020
(c),(d),(e),(h)
25 —
0.00%, 12 /01/2020
(c),(d),(e),(h)
50 —
0.00%, 07 /15/2023
(c),(d),(e),(h)
1,000 —
0.00%, 09 /01/2025
(c),(d),(e),(h)
700 —
0.00%, 05 /01/2028
(c),(d),(e),(h)
150 —
0.00%, 03 /06/2032
(c),(d),(e),(h)
75 —
0.00%, 07 /15/2033
(c),(d),(e),(h)
100 —
0.00%, 07 /15/2033
(c),(d),(e),(h)
5,050 —
0.00%, 03 /15/2036
(c),(d),(e),(h)
725 —
Jaguar Land Rover Automotive PLC
4.50%, 10 /01/2027
(f)
960 823

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
214
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
JB Poindexter & Co Inc
7.13%, 04 /15/2026
(f)
$ 115 $ 120
Navistar International Corp
6.63%, 11 /01/2025
(f)
1,515 1,545
Tesla Inc
5.30%, 08 /15/2025
(f)
1,930 1,824
Wabash National Corp
5.50%, 10 /01/2025
(f)
792 772
$ 21,709
Automobile Parts & Equipment - 1.02%
Adient Global Holdings Ltd
4.88%, 08 /15/2026
(f)
1,500 1,181
Adient US LLC
7.00%, 05 /15/2026
(f)
250 263
American Axle & Manufacturing Inc
6.25%, 04 /01/2025 618 596
6.25%, 03 /15/2026 649 616
6.50%, 04 /01/2027 802 760
6.63%, 10 /15/2022 134 135
Cooper-Standard Automotive Inc
5.63%, 11 /15/2026
(f)
626 532
Dana Financing Luxembourg Sarl
5.75%, 04 /15/2025
(f)
910 935
6.50%, 06 /01/2026
(f)
537 564
Dana Inc
6.00%, 09 /15/2023 6 6
Delphi Technologies PLC
5.00%, 10 /01/2025
(f)
650 562
Goodyear Tire & Rubber Co/The
4.88%, 03 /15/2027 720 724
5.00%, 05 /31/2026 700 724
5.13%, 11 /15/2023 990 1,005
IHO Verwaltungs GmbH
4.75%, PIK 5.50%, 09/15/2026
(f ),( i ),(j)
950 940
Meritor Inc
6.25%, 02 /15/2024 69 71
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05 /15/2026
(f)
14,400 15,223
8.50%, 05 /15/2027
(f)
2,500 2,519
Tenneco Inc
5.00%, 07 /15/2026 434 343
Truck Hero Inc
8.50%, 04 /21/2024
(f)
4,010 3,980
$ 31,679
Banks - 1.40%
Barclays PLC
4.38%, 09 /11/2024 1,700 1,783
4.84%, 05 /09/2028 1,950 2,082
5.09%, 06 /20/2030
(k)
650 706
3 Month USD LIBOR + 3.05%
5.20%, 05 /12/2026 2,300 2,494
CIT Group Inc
4.13%, 03 /09/2021 515 527
4.75%, 02 /16/2024 3,335 3,557
5.00%, 08 /15/2022 6,756 7,182
5.00%, 08 /01/2023 905 975
5.25%, 03 /07/2025 515 567
6.13%, 03 /09/2028 100 118
Deutsche Bank AG
4.30%, 05 /24/2028
(k)
750 711
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04 /01/2025 1,275 1,246
Deutsche Bank AG/New York NY
4.88%, 12 /01/2032
(k)
645 597
USD Swap Rate NY 5 Year + 2.55%
Dresdner Funding Trust I
8.15%, 06 /30/2031
(f)
1,315 1,756
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Freedom Mortgage Corp
8.25%, 04 /15/2025
(f)
$ 900 $ 848
Intesa Sanpaolo SpA
5.02%, 06 /26/2024
(f)
2,250 2,349
5.71%, 01 /15/2026
(f)
1,200 1,286
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06 /15/2025
(f)
12,953 12,593
RBS Capital Trust II
6.43%, 12 /29/2049
(k),(l)
150 206
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
7.65%, 08 /29/2049
(k),(l)
700 994
3 Month USD LIBOR + 2.50%
Standard Chartered PLC
7.01%, 07 /29/2049
(f),(k),(l)
600 703
3 Month USD LIBOR + 1.46%
Synovus Financial Corp
5.75%, 12 /15/2025
(k)
500 515
3 Month USD LIBOR + 4.18%
$ 43,795
Beverages - 0.03%
Cott Holdings Inc
5.50%, 04 /01/2025
(f)
1,005 1,048
Building Materials - 0.49%
American Woodmark Corp
4.88%, 03 /15/2026
(f)
1,000 1,018
BMC East LLC
5.50%, 10 /01/2024
(f)
240 250
Boise Cascade Co
5.63%, 09 /01/2024
(f)
165 172
Builders FirstSource Inc
6.75%, 06 /01/2027
(f)
805 873
Cornerstone Building Brands Inc
8.00%, 04 /15/2026
(f)
1,175 1,155
CPG Merger Sub LLC
8.00%, 10 /01/2021
(f)
910 910
Griffon Corp
5.25%, 03 /01/2022 720 724
James Hardie International Finance DAC
5.00%, 01 /15/2028
(f)
700 733
JELD-WEN Inc
4.63%, 12 /15/2025
(f)
1,280 1,267
4.88%, 12 /15/2027
(f)
371 364
Louisiana-Pacific Corp
4.88%, 09 /15/2024 6 6
Masonite International Corp
5.38%, 02 /01/2028
(f)
250 264
5.75%, 09 /15/2026
(f)
220 234
Norbord Inc
5.75%, 07 /15/2027
(f)
1,000 1,035
6.25%, 04 /15/2023
(f)
41 44
Standard Industries Inc/NJ
4.75%, 01 /15/2028
(f)
536 556
5.00%, 02 /15/2027
(f)
1,150 1,200
5.38%, 11 /15/2024
(f)
1,025 1,055
5.50%, 02 /15/2023
(f)
1,300 1,329
6.00%, 10 /15/2025
(f)
765 803
Summit Materials LLC / Summit Materials
Finance Corp
5.13%, 06 /01/2025
(f)
508 521
6.13%, 07 /15/2023 275 280
US Concrete Inc
6.38%, 06 /01/2024 498 518
$ 15,311

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
215
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 1.36%
Ashland LLC
4.75%, 08 /15/2022 $ 1,065 $ 1,116
6.88%, 05 /15/2043 850 960
Axalta Coating Systems LLC
4.88%, 08 /15/2024
(f)
485 501
Blue Cube Spinco LLC
9.75%, 10 /15/2023 875 954
10.00%, 10 /15/2025 483 540
CF Industries Inc
3.45%, 06 /01/2023 775 787
4.95%, 06 /01/2043 950 951
5.15%, 03 /15/2034 687 728
5.38%, 03 /15/2044 621 636
Chemours Co/The
5.38%, 05 /15/2027 300 267
6.63%, 05 /15/2023 522 519
Consolidated Energy Finance SA
6.88%, 06 /15/2025
(f)
300 291
Cornerstone Chemical Co
6.75%, 08 /15/2024
(f)
14,303 13,159
CVR Partners LP / CVR Nitrogen Finance Corp
9.25%, 06 /15/2023
(f)
300 314
Element Solutions Inc
5.88%, 12 /01/2025
(f)
800 835
GCP Applied Technologies Inc
5.50%, 04 /15/2026
(f)
600 615
HB Fuller Co
4.00%, 02 /15/2027 350 343
INEOS Group Holdings SA
5.63%, 08 /01/2024
(f)
800 818
Kraton Polymers LLC / Kraton Polymers Capital
Corp
7.00%, 04 /15/2025
(f)
900 916
Nufarm Australia Ltd / Nufarm Americas Inc
5.75%, 04 /30/2026
(f)
600 603
OCI NV
6.63%, 04 /15/2023
(f)
1,075 1,122
Olin Corp
5.00%, 02 /01/2030 620 609
5.13%, 09 /15/2027 492 506
5.50%, 08 /15/2022 500 533
PolyOne Corp
5.25%, 03 /15/2023 355 383
PQ Corp
6.75%, 11 /15/2022
(f)
600 619
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04 /01/2025
(f)
1,432 1,393
Rayonier AM Products Inc
5.50%, 06 /01/2024
(f)
790 547
SPCM SA
4.88%, 09 /15/2025
(f)
850 880
Starfruit Finco BV / Starfruit US Holdco LLC
8.00%, 10 /01/2026
(f)
1,325 1,318
TPC Group Inc
10.50%, 08 /01/2024
(f)
905 959
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.38%, 09 /01/2025
(f)
1,018 981
Tronox Finance PLC
5.75%, 10 /01/2025
(f)
380 358
Tronox Inc
6.50%, 04 /15/2026
(f)
1,075 1,045
Valvoline Inc
4.38%, 08 /15/2025 393 400
5.50%, 07 /15/2024 450 467
Venator Finance Sarl / Venator Materials LLC
5.75%, 07 /15/2025
(f)
15 12
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
WR Grace & Co-Conn
5.13%, 10 /01/2021
(f)
$ 4,200 $ 4,358
5.63%, 10 /01/2024
(f)
60 65
$ 42,408
Coal - 0.20%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05 /01/2025
(f)
1,061 896
CONSOL Energy Inc
11.00%, 11 /15/2025
(f)
295 247
Foresight Energy LLC / Foresight Energy Finance
Corp
0.00%, 04 /01/2023
(c),(f)
26,150 2,288
Natural Resource Partners LP / NRP Finance Corp
9.13%, 06 /30/2025
(f)
1,000 937
Peabody Energy Corp
6.00%, 03 /31/2022
(f)
966 894
SunCoke Energy Partners LP / SunCoke Energy
Partners Finance Corp
7.50%, 06 /15/2025
(f)
340 289
Warrior Met Coal Inc
8.00%, 11 /01/2024
(f)
685 699
$ 6,250
Commercial Services - 2.53%
ACE Cash Express Inc
12.00%, 12 /15/2022
(f)
3 3
Ahern Rentals Inc
7.38%, 05 /15/2023
(f)
545 441
Algeco Global Finance Plc
8.00%, 02 /15/2023
(f)
600 591
AMN Healthcare Inc
5.13%, 10 /01/2024
(f)
423 439
Aptim Corp
7.75%, 06 /15/2025
(f)
300 207
Atento Luxco 1 SA
6.13%, 08 /10/2022
(f)
100 102
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.25%, 03 /15/2025
(f)
771 786
5.50%, 04 /01/2023 28 29
6.38%, 04 /01/2024
(f)
118 123
Brink's Co/The
4.63%, 10 /15/2027
(f)
1,100 1,114
Capitol Investment Merger Sub 2 LLC
10.00%, 08 /01/2024
(f)
360 371
Carriage Services Inc
6.63%, 06 /01/2026
(f)
8 8
Cimpress NV
7.00%, 06 /15/2026
(f)
1,300 1,371
Emeco Pty Ltd
9.25%, 03 /31/2022 400 422
Flexi-Van Leasing Inc
10.00%, 02 /15/2023
(f)
400 380
Garda World Security Corp
8.75%, 05 /15/2025
(f)
1,600 1,600
Gartner Inc
5.13%, 04 /01/2025
(f)
950 996
Graham Holdings Co
5.75%, 06 /01/2026
(f)
1,029 1,098
Harsco Corp
5.75%, 07 /31/2027
(f)
500 519
Herc Holdings Inc
5.50%, 07 /15/2027
(f)
155 161
Hertz Corp/The
5.50%, 10 /15/2024
(f)
700 694
6.25%, 10 /15/2022 300 303
7.63%, 06 /01/2022
(f)
1,230 1,278

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
216
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Jaguar Holding Co II / Pharmaceutical Product
Development LLC
6.38%, 08 /01/2023
(f)
$ 753 $ 779
Laureate Education Inc
8.25%, 05 /01/2025
(f)
773 839
LSC Communications Inc
8.75%, 10 /15/2023
(f)
350 238
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance Inc
7.88%, 10 /01/2022
(f)
3,550 3,142
MPH Acquisition Holdings LLC
7.13%, 06 /01/2024
(f)
15,459 14,301
Nielsen Co Luxembourg SARL/The
5.00%, 02 /01/2025
(f)
775 771
5.50%, 10 /01/2021
(f)
240 241
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04 /15/2022
(f)
6,652 6,686
Prime Security Services Borrower LLC / Prime
Finance Inc
5.25%, 04 /15/2024
(f)
1,230 1,259
5.75%, 04 /15/2026
(f)
730 748
Refinitiv US Holdings Inc
6.25%, 05 /15/2026
(f)
7,125 7,739
8.25%, 11 /15/2026
(f)
2,155 2,419
Ritchie Bros Auctioneers Inc
5.38%, 01 /15/2025
(f)
405 422
Service Corp International/US
4.63%, 12 /15/2027 450 470
5.13%, 06 /01/2029 1,395 1,486
5.38%, 05 /15/2024 475 490
8.00%, 11 /15/2021 370 407
Sotera Health Topco Inc
8.13%, PIK 8.88%, 11/01/2021
(f ),( i ),(j)
410 408
Sotheby's
7.38%, 10 /15/2027
(f)
7,450 7,450
Team Health Holdings Inc
6.38%, 02 /01/2025
(f)
8,784 5,665
United Rentals North America Inc
4.63%, 07 /15/2023 740 756
4.63%, 10 /15/2025 584 597
4.88%, 01 /15/2028 2,015 2,080
5.25%, 01 /15/2030 200 210
5.50%, 07 /15/2025 452 469
5.50%, 05 /15/2027 905 956
5.88%, 09 /15/2026 1,060 1,123
6.50%, 12 /15/2026 1,075 1,164
Verscend Escrow Corp
9.75%, 08 /15/2026
(f)
1,950 2,074
WEX Inc
4.75%, 02 /01/2023
(f)
575 581
WW International Inc
8.63%, 12 /01/2025
(f)
17 18
$ 79,024
Computers - 0.45%
Banff Merger Sub Inc
9.75%, 09 /01/2026
(f)
2,450 2,282
Booz Allen Hamilton Inc
5.13%, 05 /01/2025
(f)
174 180
Dell Inc
4.63%, 04 /01/2021 500 514
5.40%, 09 /10/2040 150 148
6.50%, 04 /15/2038 674 710
Dell International LLC / EMC Corp
5.88%, 06 /15/2021
(f)
806 818
7.13%, 06 /15/2024
(f)
1,000 1,060
EMC Corp
3.38%, 06 /01/2023 415 417
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Everi Payments Inc
7.50%, 12 /15/2025
(f)
$ 7 $ 7
Exela Intermediate LLC / Exela Finance Inc
10.00%, 07 /15/2023
(f)
735 351
Harland Clarke Holdings Corp
8.38%, 08 /15/2022
(f)
914 729
9.25%, 03 /01/2021
(f)
815 757
Leidos Inc
5.50%, 07 /01/2033 400 409
7.13%, 07 /01/2032 465 545
NCR Corp
5.75%, 09 /01/2027
(f)
275 282
5.88%, 12 /15/2021 35 35
6.13%, 09 /01/2029
(f)
835 875
6.38%, 12 /15/2023 480 492
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
6.75%, 06 /01/2025
(f)
1,336 1,374
Western Digital Corp
4.75%, 02 /15/2026 1,883 1,924
$ 13,909
Consumer Products - 0.18%
ACCO Brands Corp
5.25%, 12 /15/2024
(f)
316 328
Central Garden & Pet Co
5.13%, 02 /01/2028 642 659
Kronos Acquisition Holdings Inc
9.00%, 08 /15/2023
(f)
951 830
Prestige Brands Inc
5.38%, 12 /15/2021
(f)
425 426
6.38%, 03 /01/2024
(f)
1,498 1,564
Spectrum Brands Inc
5.75%, 07 /15/2025 1,750 1,824
$ 5,631
Cosmetics & Personal Care - 0.21%
Avon International Capital PLC
6.50%, 08 /15/2022
(f)
878 911
Avon International Operations Inc
7.88%, 08 /15/2022
(f)
160 167
Avon Products Inc
7.00%, 03 /15/2023 84 88
8.95%, 03 /15/2043 240 276
Coty Inc
6.50%, 04 /15/2026
(f)
1,033 1,058
Edgewell Personal Care Co
4.70%, 05 /19/2021 367 376
4.70%, 05 /24/2022 845 872
First Quality Finance Co Inc
5.00%, 07 /01/2025
(f)
1,265 1,310
High Ridge Brands Co
0.00%, 03 /15/2025
(c),(f)
4,938 12
Revlon Consumer Products Corp
5.75%, 02 /15/2021 1,713 1,482
$ 6,552
Distribution & Wholesale - 0.52%
American Builders & Contractors Supply Co Inc
5.75%, 12 /15/2023
(f)
2,740 2,818
5.88%, 05 /15/2026
(f)
450 473
Anixter Inc
5.13%, 10 /01/2021 400 413
5.50%, 03 /01/2023 511 524
Core & Main LP
6.13%, 08 /15/2025
(f)
1,000 1,016
H&E Equipment Services Inc
5.63%, 09 /01/2025 661 695
HD Supply Inc
5.38%, 10 /15/2026
(f)
825 872

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
217
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
IAA Inc
5.50%, 06 /15/2027
(f)
$ 4,000 $ 4,286
KAR Auction Services Inc
5.13%, 06 /01/2025
(f)
932 973
LKQ Corp
4.75%, 05 /15/2023 358 365
Performance Food Group Inc
5.50%, 06 /01/2024
(f)
380 388
5.50%, 10 /15/2027
(f)
2,700 2,856
Resideo Funding Inc
6.13%, 11 /01/2026
(f)
103 104
Univar USA Inc
6.75%, 07 /15/2023
(f)
443 450
$ 16,233
Diversified Financial Services - 3.44%
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.63%, 07 /15/2026
(f)
1,320 1,409
9.75%, 07 /15/2027
(f)
1,370 1,432
Ally Financial Inc
5.75%, 11 /20/2025 1,600 1,782
Credit Acceptance Corp
6.63%, 03 /15/2026
(f)
750 797
7.38%, 03 /15/2023 310 320
Curo Group Holdings Corp
8.25%, 09 /01/2025
(f)
650 572
E*TRADE Financial Corp
5.88%, 12 /31/2049
(k),(l)
1,500 1,567
3 Month USD LIBOR + 4.44%
Enova International Inc
8.50%, 09 /01/2024
(f)
635 589
8.50%, 09 /15/2025
(f)
170 157
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(f ),( i ),(j)
500 512
goeasy Ltd
7.88%, 11 /01/2022
(f)
125 130
HSBC Finance Corp
6.68%, 01 /15/2021 490 513
LPL Holdings Inc
5.75%, 09 /15/2025
(f)
1,009 1,047
Nationstar Mortgage Holdings Inc
8.13%, 07 /15/2023
(f)
11,550 12,243
9.13%, 07 /15/2026
(f)
875 959
Nationstar Mortgage LLC / Nationstar Capital
Corp
6.50%, 07 /01/2021 365 366
Navient Corp
5.50%, 01 /25/2023 100 104
5.63%, 08 /01/2033 122 106
5.88%, 03 /25/2021 790 820
5.88%, 10 /25/2024 800 824
6.13%, 03 /25/2024 1,100 1,150
6.50%, 06 /15/2022 1,100 1,177
6.63%, 07 /26/2021 1,000 1,056
6.75%, 06 /25/2025 550 580
6.75%, 06 /15/2026 550 575
7.25%, 01 /25/2022 100 108
7.25%, 09 /25/2023 600 655
NFP Corp
6.88%, 07 /15/2025
(f)
24,151 23,789
8.00%, 07 /15/2025
(f)
6,000 6,090
Ocwen Loan Servicing LLC
8.38%, 11 /15/2022
(f)
250 213
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12 /15/2022
(f)
500 514
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Quicken Loans Inc
5.25%, 01 /15/2028
(f)
$ 2,900 $ 2,991
5.75%, 05 /01/2025
(f)
11,804 12,152
SLM Corp
5.13%, 04 /05/2022 1,200 1,239
Springleaf Finance Corp
5.63%, 03 /15/2023 950 1,019
6.13%, 05 /15/2022 500 538
6.13%, 03 /15/2024 500 547
6.63%, 01 /15/2028 15,045 16,662
6.88%, 03 /15/2025 1,400 1,586
7.13%, 03 /15/2026 3,769 4,296
7.75%, 10 /01/2021 2,043 2,227
8.25%, 12 /15/2020 1,347 1,433
Voyager Aviation Holdings LLC / Voyager
Finance Co
8.50%, 08 /15/2021
(f)
550 570
$ 107,416
Electric - 0.89%
AES Corp/VA
4.00%, 03 /15/2021 485 493
4.50%, 03 /15/2023 100 102
4.88%, 05 /15/2023 1,074 1,091
5.13%, 09 /01/2027 600 645
5.50%, 04 /15/2025 693 720
6.00%, 05 /15/2026 1,125 1,201
Calpine Corp
5.25%, 06 /01/2026
(f)
1,150 1,196
5.38%, 01 /15/2023 700 711
5.50%, 02 /01/2024 800 802
5.75%, 01 /15/2025 2,050 2,104
5.88%, 01 /15/2024
(f)
373 381
6.00%, 01 /15/2022
(f)
100 100
Clearway Energy Operating LLC
5.00%, 09 /15/2026 405 405
5.38%, 08 /15/2024 785 796
Drax Finco PLC
6.63%, 11 /01/2025
(f)
377 399
InterGen NV
7.00%, 06 /30/2023
(f)
750 713
Midland Cogeneration Venture LP
6.00%, 03 /15/2025
(f)
1,070 1,073
NextEra Energy Operating Partners LP
4.25%, 09 /15/2024
(f)
600 624
4.50%, 09 /15/2027
(f)
650 663
NRG Energy Inc
5.25%, 06 /15/2029
(f)
1,370 1,469
5.75%, 01 /15/2028 1,300 1,407
6.63%, 01 /15/2027 1,018 1,103
7.25%, 05 /15/2026 904 990
Talen Energy Supply LLC
6.50%, 06 /01/2025 672 504
6.63%, 01 /15/2028
(f)
845 816
10.50%, 01 /15/2026
(f)
578 497
TransAlta Corp
4.50%, 11 /15/2022 1,240 1,284
6.50%, 03 /15/2040 1,510 1,525
Vistra Energy Corp
5.88%, 06 /01/2023 482 492
7.63%, 11 /01/2024 38 40
8.13%, 01 /30/2026
(f)
160 172
Vistra Operations Co LLC
5.50%, 09 /01/2026
(f)
1,250 1,321
5.63%, 02 /15/2027
(f)
1,960 2,078
$ 27,917

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
218
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment - 0.11%
Energizer Holdings Inc
5.50%, 06 /15/2025
(f)
$ 864 $ 896
6.38%, 07 /15/2026
(f)
490 523
7.75%, 01 /15/2027
(f)
915 1,013
EnerSys
5.00%, 04 /30/2023
(f)
838 864
WESCO Distribution Inc
5.38%, 12 /15/2021 125 126
5.38%, 06 /15/2024 11 11
$ 3,433
Electronics - 0.26%
ADT Security Corp/The
3.50%, 07 /15/2022 560 561
4.13%, 06 /15/2023 315 320
4.88%, 07 /15/2032
(f)
540 467
6.25%, 10 /15/2021 970 1,034
APX Group Inc
7.63%, 09 /01/2023 200 176
7.88%, 12 /01/2022 2,150 2,147
8.75%, 12 /01/2020 553 545
Ingram Micro Inc
5.00%, 08 /10/2022 800 820
5.45%, 12 /15/2024 593 613
Sensata Technologies BV
4.88%, 10 /15/2023
(f)
175 185
5.00%, 10 /01/2025
(f)
681 734
5.63%, 11 /01/2024
(f)
390 428
$ 8,030
Energy - Alternate Sources - 0.06%
Pattern Energy Group Inc
5.88%, 02 /01/2024
(f)
329 337
TerraForm Power Operating LLC
5.00%, 01 /31/2028
(f)
720 760
Topaz Solar Farms LLC
4.88%, 09 /30/2039
(f)
152 160
5.75%, 09 /30/2039
(f)
548 613
$ 1,870
Engineering & Construction - 0.19%
AECOM
5.13%, 03 /15/2027 1,100 1,160
5.88%, 10 /15/2024 16 17
AECOM Global II LLC / URS Fox US LP
5.00%, 04 /01/2022 337 347
Brand Industrial Services Inc
8.50%, 07 /15/2025
(f)
1,460 1,416
frontdoor Inc
6.75%, 08 /15/2026
(f)
215 234
Great Lakes Dredge & Dock Corp
8.00%, 05 /15/2022 1,200 1,272
MasTec Inc
4.88%, 03 /15/2023 137 139
New Enterprise Stone & Lime Co Inc
6.25%, 03 /15/2026
(f)
444 462
TopBuild Corp
5.63%, 05 /01/2026
(f)
258 271
Tutor Perini Corp
6.88%, 05 /01/2025
(f)
671 669
Weekley Homes LLC / Weekley Finance Corp
6.63%, 08 /15/2025 27 28
$ 6,015
Entertainment - 2.61%
AMC Entertainment Holdings Inc
5.75%, 06 /15/2025 9,633 9,152
5.88%, 11 /15/2026 425 387
6.13%, 05 /15/2027 3,208 2,901
Boyne USA Inc
7.25%, 05 /01/2025
(f)
3,228 3,527
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10 /15/2025
(f)
$ 9,400 $ 9,623
CCM Merger Inc
6.00%, 03 /15/2022
(f)
122 125
Cedar Fair LP
5.25%, 07 /15/2029
(f)
200 215
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp
5.38%, 06 /01/2024 100 103
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04 /15/2027 3,500 3,727
Churchill Downs Inc
4.75%, 01 /15/2028
(f)
1,655 1,713
5.50%, 04 /01/2027
(f)
3,035 3,217
Cinemark USA Inc
4.88%, 06 /01/2023 650 660
Cirsa Finance International Sarl
7.88%, 12 /20/2023
(f)
925 977
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.50%, 02 /15/2023
(f)
75 79
Eldorado Resorts Inc
6.00%, 04 /01/2025 850 894
6.00%, 09 /15/2026 580 636
Enterprise Development Authority/The
12.00%, 07 /15/2024
(f)
80 88
Gateway Casinos & Entertainment Ltd
8.25%, 03 /01/2024
(f)
210 216
International Game Technology PLC
6.25%, 02 /15/2022
(f)
1,815 1,910
6.25%, 01 /15/2027
(f)
14,040 15,690
6.50%, 02 /15/2025
(f)
2,280 2,533
Lions Gate Capital Holdings LLC
5.88%, 11 /01/2024
(f)
495 467
6.38%, 02 /01/2024
(f)
250 238
Live Nation Entertainment Inc
4.75%, 10 /15/2027
(f)
6,000 6,256
4.88%, 11 /01/2024
(f)
575 595
5.38%, 06 /15/2022
(f)
7 7
5.63%, 03 /15/2026
(f)
625 666
Merlin Entertainments PLC
5.75%, 06 /15/2026
(f)
1,210 1,289
Mohegan Gaming & Entertainment
7.88%, 10 /15/2024
(f)
1,025 981
Penn National Gaming Inc
5.63%, 01 /15/2027
(f)
250 258
Scientific Games International Inc
5.00%, 10 /15/2025
(f)
1,005 1,035
10.00%, 12 /01/2022 836 860
Six Flags Entertainment Corp
4.88%, 07 /31/2024
(f)
1,374 1,419
5.50%, 04 /15/2027
(f)
1,695 1,775
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11 /01/2027
(f)
3,650 3,642
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07 /15/2026
(f)
1,450 1,564
WMG Acquisition Corp
4.88%, 11 /01/2024
(f)
150 155
5.00%, 08 /01/2023
(f)
1,606 1,646
5.50%, 04 /15/2026
(f)
21 22
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10 /01/2029
(f)
250 261
$ 81,509

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
219
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 1.28%
Advanced Disposal Services Inc
5.63%, 11 /15/2024
(f)
$ 410 $ 428
Clean Harbors Inc
4.88%, 07 /15/2027
(f)
535 558
Covanta Holding Corp
5.88%, 03 /01/2024 145 149
5.88%, 07 /01/2025 12,117 12,571
6.00%, 01 /01/2027 2,718 2,841
GFL Environmental Inc
5.38%, 03 /01/2023
(f)
7,800 8,024
5.63%, 05 /01/2022
(f)
4,260 4,366
7.00%, 06 /01/2026
(f)
2,845 3,016
8.50%, 05 /01/2027
(f)
4,500 4,950
Tervita Corp
7.63%, 12 /01/2021
(f)
275 272
Waste Pro USA Inc
5.50%, 02 /15/2026
(f)
2,539 2,621
$ 39,796
Food - 1.59%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
5.75%, 03 /15/2025 1,595 1,650
6.63%, 06 /15/2024 1,479 1,551
7.50%, 03 /15/2026
(f)
910 1,011
B&G Foods Inc
5.25%, 04 /01/2025 523 534
Chobani LLC / Chobani Finance Corp Inc
7.50%, 04 /15/2025
(f)
975 936
Conagra Brands Inc
9.75%, 03 /01/2021 190 206
Dean Foods Co
6.50%, 03 /15/2023
(f)
470 221
Dole Food Co Inc
7.25%, 06 /15/2025
(f)
788 751
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08 /15/2026
(f)
375 337
Fresh Market Inc/The
9.75%, 05 /01/2023
(f)
750 435
Ingles Markets Inc
5.75%, 06 /15/2023 100 102
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06 /15/2025
(f)
1,641 1,705
5.88%, 07 /15/2024
(f)
1,237 1,276
6.75%, 02 /15/2028
(f)
1,455 1,600
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01 /15/2030
(f)
1,215 1,308
6.50%, 04 /15/2029
(f)
1,360 1,513
Lamb Weston Holdings Inc
4.63%, 11 /01/2024
(f)
835 878
4.88%, 11 /01/2026
(f)
1,235 1,298
Pilgrim's Pride Corp
5.75%, 03 /15/2025
(f)
2,095 2,173
5.88%, 09 /30/2027
(f)
950 1,018
Post Holdings Inc
5.00%, 08 /15/2026
(f)
7,013 7,294
5.50%, 03 /01/2025
(f)
5,528 5,791
5.50%, 12 /15/2029
(f)
1,330 1,402
5.63%, 01 /15/2028
(f)
2,780 2,975
5.75%, 03 /01/2027
(f)
3,064 3,262
Safeway Inc
7.25%, 02 /01/2031 260 265
Sigma Holdco BV
7.88%, 05 /15/2026
(f)
1,175 1,134
Simmons Foods Inc
5.75%, 11 /01/2024
(f)
3,904 3,821
7.75%, 01 /15/2024
(f)
500 541
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
TreeHouse Foods Inc
4.88%, 03 /15/2022 $ 565 $ 567
6.00%, 02 /15/2024
(f)
1,120 1,162
US Foods Inc
5.88%, 06 /15/2024
(f)
695 716
$ 49,433
Food Service - 0.11%
Aramark Services Inc
4.75%, 06 /01/2026 426 437
5.00%, 04 /01/2025
(f)
550 573
5.00%, 02 /01/2028
(f)
1,650 1,724
5.13%, 01 /15/2024 560 577
$ 3,311
Forest Products & Paper - 0.08%
Cascades Inc
5.50%, 07 /15/2022
(f)
100 101
5.75%, 07 /15/2023
(f)
230 236
Mercer International Inc
5.50%, 01 /15/2026 100 97
6.50%, 02 /01/2024 1,275 1,313
NewPage Corp
0.00%, 12 /31/2014
(c),(d),(e)
3,413 —
Resolute Forest Products Inc
5.88%, 05 /15/2023 600 596
Smurfit Kappa Treasury Funding DAC
7.50%, 11 /20/2025 150 182
$ 2,525
Gas - 0.14%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05 /20/2025 2,040 2,188
5.63%, 05 /20/2024 671 723
5.75%, 05 /20/2027 521 570
5.88%, 08 /20/2026 892 988
$ 4,469
Hand & Machine Tools - 0.43%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02 /15/2023
(f)
14,665 12,392
Colfax Corp
6.00%, 02 /15/2024
(f)
140 148
6.38%, 02 /15/2026
(f)
445 482
Werner FinCo LP / Werner FinCo Inc
8.75%, 07 /15/2025
(f)
375 326
$ 13,348
Healthcare - Products - 0.34%
Avantor Inc
6.00%, 10 /01/2024
(f)
1,850 1,977
9.00%, 10 /01/2025
(f)
1,900 2,123
Hologic Inc
4.38%, 10 /15/2025
(f)
1,110 1,137
Immucor Inc
11.13%, 02 /15/2022
(f)
294 294
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
6.63%, 05 /15/2022
(f)
2,100 2,021
Sotera Health Holdings LLC
6.50%, 05 /15/2023
(f)
1,505 1,533
Teleflex Inc
4.63%, 11 /15/2027 565 592
4.88%, 06 /01/2026 800 839
5.25%, 06 /15/2024 132 136
$ 10,652
Healthcare - Services - 8.19%
Acadia Healthcare Co Inc
5.13%, 07 /01/2022 456 460
5.63%, 02 /15/2023 1,552 1,575
6.13%, 03 /15/2021 173 173

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
220
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Acadia Healthcare Co Inc   (continued)
6.50%, 03 /01/2024 $ 429 $ 444
AHP Health Partners Inc
9.75%, 07 /15/2026
(f)
1,000 1,077
Air Medical Group Holdings Inc
6.38%, 05 /15/2023
(f)
274 233
ASP AMC Merger Sub Inc
8.00%, 05 /15/2025
(f)
500 310
Catalent Pharma Solutions Inc
4.88%, 01 /15/2026
(f)
2,019 2,085
5.00%, 07 /15/2027
(f)
5,840 6,103
Centene Corp
4.75%, 05 /15/2022 1,390 1,420
4.75%, 01 /15/2025 1,190 1,231
5.38%, 06 /01/2026
(f)
1,950 2,064
6.13%, 02 /15/2024 620 645
Charles River Laboratories International Inc
4.25%, 05 /01/2028
(f)
1,575 1,605
5.50%, 04 /01/2026
(f)
480 511
CHS/Community Health Systems Inc
5.13%, 08 /01/2021 800 798
6.25%, 03 /31/2023 3,502 3,412
6.88%, 02 /01/2022 2,558 1,976
8.00%, 03 /15/2026
(f)
1,300 1,271
8.13%, 06 /30/2024
(f)
1,300 988
8.63%, 01 /15/2024
(f)
1,195 1,216
9.88%, 06 /30/2023
(f),( i )
2,000 1,670
DaVita Inc
5.00%, 05 /01/2025 2,675 2,702
5.13%, 07 /15/2024 4,420 4,512
Eagle Holding Co II LLC
7.63%, PIK 8.38%, 05/15/2022
(f ),( i ),(j)
24,100 24,311
7.75%, PIK 0.00%, 05/15/2022
(f ),( i ),(j)
9,030 9,165
Encompass Health Corp
4.50%, 02 /01/2028 855 874
5.13%, 03 /15/2023 900 918
5.75%, 11 /01/2024 106 107
5.75%, 09 /15/2025 4,442 4,637
Envision Healthcare Corp
8.75%, 10 /15/2026
(f)
27,110 15,588
HCA Healthcare Inc
6.25%, 02 /15/2021 619 648
HCA Inc
5.38%, 02 /01/2025 2,682 2,947
5.38%, 09 /01/2026 8,415 9,172
5.63%, 09 /01/2028 2,000 2,247
5.88%, 05 /01/2023 791 868
5.88%, 02 /15/2026 1,780 2,002
5.88%, 02 /01/2029 1,510 1,712
7.50%, 02 /15/2022 1,975 2,191
7.50%, 11 /06/2033 450 548
7.50%, 11 /15/2095 215 240
7.69%, 06 /15/2025 765 924
Magellan Health Inc
4.90%, 09 /22/2024 825 819
MEDNAX Inc
5.25%, 12 /01/2023
(f)
816 826
6.25%, 01 /15/2027
(f)
121 120
Molina Healthcare Inc
4.88%, 06 /15/2025
(f)
483 491
5.38%, 11 /15/2022 800 844
One Call Corp
7.50%, PIK 11.00%, 07/01/2024
(f ),( i ),(j)
54,194 44,981
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(f ),( i ),(j)
27,654 23,160
Quorum Health Corp
11.63%, 04 /15/2023 500 430
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
RegionalCare Hospital Partners Holdings Inc
8.25%, 05 /01/2023
(f)
$ 7,856 $ 8,387
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12 /01/2026
(f)
1,700 1,866
Select Medical Corp
6.25%, 08 /15/2026
(f)
500 532
Surgery Center Holdings Inc
6.75%, 07 /01/2025
(f)
11,629 10,757
10.00%, 04 /15/2027
(f)
10,580 10,713
Tenet Healthcare Corp
4.63%, 07 /15/2024 4,265 4,393
4.63%, 09 /01/2024
(f)
1,675 1,718
4.88%, 01 /01/2026
(f)
9,265 9,589
5.13%, 05 /01/2025 295 302
5.13%, 11 /01/2027
(f)
500 520
6.25%, 02 /01/2027
(f)
8,520 9,027
6.75%, 06 /15/2023 2,225 2,355
6.88%, 11 /15/2031 285 260
8.13%, 04 /01/2022 2,948 3,188
WellCare Health Plans Inc
5.25%, 04 /01/2025 1,060 1,109
5.38%, 08 /15/2026
(f)
400 426
West Street Merger Sub Inc
6.38%, 09 /01/2025
(f)
1,021 973
$ 255,366
Holding Companies - Diversified - 0.07%
Stena AB
7.00%, 02 /01/2024
(f)
1,000 1,012
Stena International SA
5.75%, 03 /01/2024
(f)
800 810
VistaJet Malta Finance PLC / XO Management
Holding Inc
10.50%, 06 /01/2024
(f)
545 530
$ 2,352
Home Builders - 0.97%
Beazer Homes USA Inc
5.88%, 10 /15/2027 245 240
6.75%, 03 /15/2025 151 156
Brookfield Residential Properties Inc
6.38%, 05 /15/2025
(f)
596 617
Century Communities Inc
5.88%, 07 /15/2025 538 560
K Hovnanian Enterprises Inc
10.00%, 07 /15/2022
(f)
455 391
10.50%, 07 /15/2024
(f)
1,250 981
KB Home
6.88%, 06 /15/2027 235 268
7.00%, 12 /15/2021 340 366
7.50%, 09 /15/2022 226 255
7.63%, 05 /15/2023 30 34
Lennar Corp
2.95%, 11 /29/2020 200 200
4.13%, 01 /15/2022 580 596
4.50%, 04 /30/2024 1,450 1,533
4.75%, 04 /01/2021 485 497
4.75%, 11 /15/2022 1,200 1,263
4.75%, 05 /30/2025 485 519
4.75%, 11 /29/2027 500 540
4.88%, 12 /15/2023 600 642
5.00%, 06 /15/2027 457 494
5.25%, 06 /01/2026 232 255
5.38%, 10 /01/2022 73 78
5.88%, 11 /15/2024 882 983
6.25%, 12 /15/2021 187 197
M/I Homes Inc
5.63%, 08 /01/2025 301 313

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
221
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Mattamy Group Corp
6.50%, 10 /01/2025
(f)
$ 600 $ 635
6.88%, 12 /15/2023
(f)
197 204
MDC Holdings Inc
5.50%, 01 /15/2024 263 287
6.00%, 01 /15/2043 600 625
Meritage Homes Corp
6.00%, 06 /01/2025 1,108 1,238
New Home Co Inc/The
7.25%, 04 /01/2022 625 592
PulteGroup Inc
5.00%, 01 /15/2027 985 1,077
5.50%, 03 /01/2026 685 767
6.00%, 02 /15/2035 632 695
6.38%, 05 /15/2033 425 482
7.88%, 06 /15/2032 879 1,108
Shea Homes LP / Shea Homes Funding Corp
5.88%, 04 /01/2023
(f)
125 128
6.13%, 04 /01/2025
(f)
651 674
Taylor Morrison Communities Inc
5.75%, 01 /15/2028
(f)
795 880
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03 /01/2024
(f)
670 723
5.88%, 04 /15/2023
(f)
566 611
Toll Brothers Finance Corp
4.35%, 02 /15/2028 740 769
4.38%, 04 /15/2023 836 878
4.88%, 03 /15/2027 345 375
5.63%, 01 /15/2024 383 418
5.88%, 02 /15/2022 430 457
TRI Pointe Group Inc
4.88%, 07 /01/2021 840 863
5.25%, 06 /01/2027 795 823
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06 /15/2024 1,426 1,537
William Lyon Homes Inc
5.88%, 01 /31/2025 765 778
6.00%, 09 /01/2023 275 285
6.63%, 07 /15/2027
(f)
90 95
7.00%, 08 /15/2022 10 10
Williams Scotsman International Inc
7.88%, 12 /15/2022
(f)
185 193
$ 30,185
Home Furnishings - 0.06%
Tempur Sealy International Inc
5.50%, 06 /15/2026 953 997
5.63%, 10 /15/2023 786 810
$ 1,807
Housewares - 0.10%
Scotts Miracle-Gro Co/The
5.25%, 12 /15/2026 1,647 1,733
Tupperware Brands Corp
4.75%, 06 /01/2021 1,300 1,304
$ 3,037
Insurance - 2.85%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11 /15/2025
(f)
8,000 7,320
8.13%, 02 /15/2024
(f)
14,735 15,633
Ardonagh Midco 3 PLC
8.63%, 07 /15/2023
(f)
475 448
Assurant Inc
7.00%, 03 /27/2048
(k)
425 470
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
7.00%, 08 /15/2025
(f)
24,198 24,108
Fidelity & Guaranty Life Holdings Inc
5.50%, 05 /01/2025
(f)
7,538 8,047
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Genworth Holdings Inc
4.80%, 02 /15/2024 $ 383 $ 355
4.90%, 08 /15/2023 625 588
6.50%, 06 /15/2034 150 138
7.20%, 02 /15/2021 504 515
7.63%, 09 /24/2021 250 259
GTCR AP Finance Inc
8.00%, 05 /15/2027
(f)
2,210 2,259
HUB International Ltd
7.00%, 05 /01/2026
(f)
15,780 16,234
MGIC Investment Corp
5.75%, 08 /15/2023 1,335 1,467
Radian Group Inc
4.50%, 10 /01/2024 1,353 1,416
USI Inc/NY
6.88%, 05 /01/2025
(f)
9,337 9,500
$ 88,757
Internet - 1.29%
Cogent Communications Group Inc
5.38%, 03 /01/2022
(f)
575 598
EIG Investors Corp
10.88%, 02 /01/2024 1,000 1,005
GrubHub Holdings Inc
5.50%, 07 /01/2027
(f)
571 535
Match Group Inc
5.00%, 12 /15/2027
(f)
785 819
6.38%, 06 /01/2024 47 49
Netflix Inc
4.38%, 11 /15/2026 2,861 2,912
4.88%, 04 /15/2028 2,716 2,806
5.38%, 02 /01/2021 1,215 1,258
5.38%, 11 /15/2029
(f)
2,360 2,484
5.50%, 02 /15/2022 650 689
5.75%, 03 /01/2024 1,125 1,238
5.88%, 02 /15/2025 725 798
5.88%, 11 /15/2028 3,320 3,656
6.38%, 05 /15/2029
(f)
2,335 2,622
Symantec Corp
3.95%, 06 /15/2022 250 257
5.00%, 04 /15/2025
(f)
939 963
Uber Technologies Inc
7.50%, 11 /01/2023
(f)
700 713
8.00%, 11 /01/2026
(f),(h)
1,200 1,203
VeriSign Inc
4.75%, 07 /15/2027 1,035 1,093
5.25%, 04 /01/2025 885 969
Zayo Group LLC / Zayo Capital Inc
5.75%, 01 /15/2027
(f)
7,173 7,290
6.00%, 04 /01/2023 3,615 3,718
6.38%, 05 /15/2025 2,570 2,642
$ 40,317
Investment Companies - 0.19%
Compass Group Diversified Holdings LLC
8.00%, 05 /01/2026
(f)
265 285
FS Energy & Power Fund
7.50%, 08 /15/2023
(f)
155 157
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09 /15/2024
(f)
495 500
5.88%, 02 /01/2022 1,883 1,900
6.25%, 02 /01/2022 822 842
6.38%, 12 /15/2025 1,225 1,286
6.75%, 02 /01/2024 857 893
$ 5,863

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
222
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 1.06%
AK Steel Corp
6.38%, 10 /15/2025 $ 199 $ 164
7.00%, 03 /15/2027 493 406
7.50%, 07 /15/2023 436 437
7.63%, 10 /01/2021 50 49
Allegheny Technologies Inc
5.95%, 01 /15/2021 600 618
7.88%, 08 /15/2023 754 821
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07 /15/2026
(f)
16,480 16,480
Big River Steel LLC / BRS Finance Corp
7.25%, 09 /01/2025
(f)
475 488
Cleveland-Cliffs Inc
4.88%, 01 /15/2024
(f)
540 555
5.75%, 03 /01/2025 480 474
5.88%, 06 /01/2027
(f)
166 158
6.25%, 10 /01/2040 200 170
Commercial Metals Co
4.88%, 05 /15/2023 766 791
5.38%, 07 /15/2027 154 158
Mineral Resources Ltd
8.13%, 05 /01/2027
(f)
1,000 1,053
Specialty Steel
12.59%, 11 /15/2022
(d),(e),(h)
8,680 8,680
United States Steel Corp
6.25%, 03 /15/2026 937 785
6.65%, 06 /01/2037 15 11
6.88%, 08 /15/2025 954 860
$ 33,158
Leisure Products & Services - 0.56%
24 Hour Fitness Worldwide Inc
8.00%, 06 /01/2022
(f)
900 650
Carlson Travel Inc
6.75%, 12 /15/2023
(f)
240 246
9.50%, 12 /15/2024
(f)
11,966 12,056
Constellation Merger Sub Inc
8.50%, 09 /15/2025
(f)
315 221
NCL Corp Ltd
4.75%, 12 /15/2021
(f)
192 195
Sabre GLBL Inc
5.25%, 11 /15/2023
(f)
1,036 1,062
5.38%, 04 /15/2023
(f)
325 334
Viking Cruises Ltd
5.88%, 09 /15/2027
(f)
1,125 1,195
Vista Outdoor Inc
5.88%, 10 /01/2023 125 114
VOC Escrow Ltd
5.00%, 02 /15/2028
(f)
1,275 1,326
$ 17,399
Lodging - 2.44%
Boyd Gaming Corp
6.00%, 08 /15/2026 7,400 7,826
6.38%, 04 /01/2026 7,880 8,372
6.88%, 05 /15/2023 713 740
Diamond Resorts International Inc
7.75%, 09 /01/2023
(f)
300 310
10.75%, 09 /01/2024
(f)
1,235 1,278
Hilton Domestic Operating Co Inc
4.25%, 09 /01/2024 1,460 1,486
4.88%, 01 /15/2030
(f)
1,560 1,657
5.13%, 05 /01/2026 2,155 2,263
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.13%, 12 /01/2024 369 392
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.63%, 04 /01/2025 $ 1,688 $ 1,734
4.88%, 04 /01/2027 1,117 1,181
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp
6.75%, 11 /15/2021
(f)
510 521
10.25%, 11 /15/2022
(f)
3,755 3,981
Marriott Ownership Resorts Inc / ILG LLC
6.50%, 09 /15/2026 900 973
MGM China Holdings Ltd
5.38%, 05 /15/2024
(f)
730 765
5.88%, 05 /15/2026
(f)
730 772
MGM Resorts International
4.63%, 09 /01/2026 484 508
5.50%, 04 /15/2027 6,060 6,666
5.75%, 06 /15/2025 1,805 2,002
6.00%, 03 /15/2023 2,600 2,867
6.63%, 12 /15/2021 850 921
7.75%, 03 /15/2022 713 797
Station Casinos LLC
5.00%, 10 /01/2025
(f)
10,758 10,906
Studio City Co Ltd
7.25%, 11 /30/2021
(f)
500 513
Wyndham Destinations Inc
3.90%, 03 /01/2023 425 428
4.25%, 03 /01/2022 1,200 1,224
5.40%, 04 /01/2024 266 282
5.75%, 04 /01/2027 1,100 1,202
Wyndham Hotels & Resorts Inc
5.38%, 04 /15/2026
(f)
800 844
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
4.25%, 05 /30/2023
(f)
300 311
5.25%, 05 /15/2027
(f)
1,420 1,480
5.50%, 03 /01/2025
(f)
8,460 8,988
Wynn Macau Ltd
4.88%, 10 /01/2024
(f)
425 428
5.50%, 10 /01/2027
(f)
1,450 1,492
$ 76,110
Machinery - Construction & Mining - 0.12%
BWX Technologies Inc
5.38%, 07 /15/2026
(f)
1,006 1,065
Terex Corp
5.63%, 02 /01/2025
(f)
998 1,001
Vertiv Group Corp
9.25%, 10 /15/2024
(f)
905 853
Vertiv Intermediate Holding Corp
12.00%, PIK 13.00%, 02/15/2022
(f ),( i ),(j)
950 786
$ 3,705
Machinery - Diversified - 1.12%
ATS Automation Tooling Systems Inc
6.50%, 06 /15/2023
(f)
526 543
Cleaver-Brooks Inc
7.88%, 03 /01/2023
(f)
416 393
Cloud Crane LLC
10.13%, 08 /01/2024
(f)
600 634
JPW Industries Holding Corp
9.00%, 10 /01/2024
(f)
12,565 11,748
Manitowoc Co Inc/The
9.00%, 04 /01/2026
(f)
1,735 1,669
Mueller Water Products Inc
5.50%, 06 /15/2026
(f)
2,524 2,648
RBS Global Inc / Rexnord LLC
4.88%, 12 /15/2025
(f)
492 507
SPX FLOW Inc
5.63%, 08 /15/2024
(f)
831 865
5.88%, 08 /15/2026
(f)
3,010 3,153

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
223
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Stevens Holding Co Inc
6.13%, 10 /01/2026
(f)
$ 1,375 $ 1,478
Tennant Co
5.63%, 05 /01/2025 239 248
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04 /15/2026
(f)
11,806 11,068
$ 34,954
Media - 7.46%
Altice Financing SA
6.63%, 02 /15/2023
(f)
2,415 2,481
7.50%, 05 /15/2026
(f)
3,275 3,480
Altice Finco SA
8.13%, 01 /15/2024
(f)
1,144 1,180
Altice Luxembourg SA
7.63%, 02 /15/2025
(f)
1,999 2,061
10.50%, 05 /15/2027
(f)
1,000 1,131
AMC Networks Inc
4.75%, 12 /15/2022 250 252
4.75%, 08 /01/2025 2,042 2,060
5.00%, 04 /01/2024 3,835 3,906
Belo Corp
7.25%, 09 /15/2027 600 684
Block Communications Inc
6.88%, 02 /15/2025
(f)
675 704
Cablevision Systems Corp
5.88%, 09 /15/2022 603 650
CCO Holdings LLC / CCO Holdings Capital Corp
4.00%, 03 /01/2023
(f)
1,300 1,323
4.75%, 03 /01/2030
(f)
4,850 4,946
5.00%, 02 /01/2028
(f)
6,285 6,573
5.13%, 02 /15/2023 412 421
5.13%, 05 /01/2023
(f)
4,041 4,137
5.13%, 05 /01/2027
(f)
3,769 3,972
5.25%, 09 /30/2022 855 867
5.38%, 05 /01/2025
(f)
475 493
5.38%, 06 /01/2029
(f)
1,805 1,927
5.50%, 05 /01/2026
(f)
1,080 1,138
5.75%, 01 /15/2024 74 76
5.75%, 02 /15/2026
(f)
14,057 14,844
5.88%, 04 /01/2024
(f)
3,156 3,290
5.88%, 05 /01/2027
(f)
1,380 1,463
Cengage Learning Inc
9.50%, 06 /15/2024
(f)
718 643
Clear Channel Worldwide Holdings Inc
9.25%, 02 /15/2024
(f)
1,096 1,206
CSC Holdings LLC
5.25%, 06 /01/2024 1,630 1,756
5.38%, 07 /15/2023
(f)
1,100 1,127
5.38%, 02 /01/2028
(f)
1,100 1,163
5.50%, 05 /15/2026
(f)
4,528 4,772
5.50%, 04 /15/2027
(f)
3,441 3,648
5.75%, 01 /15/2030
(f)
4,551 4,784
6.50%, 02 /01/2029
(f)
3,850 4,300
6.63%, 10 /15/2025
(f)
2,860 3,046
6.75%, 11 /15/2021 775 835
7.50%, 04 /01/2028
(f)
5,070 5,717
7.75%, 07 /15/2025
(f)
3,260 3,496
10.88%, 10 /15/2025
(f)
1,630 1,839
Cumulus Media New Holdings Inc
6.75%, 07 /01/2026
(f)
355 376
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08 /15/2026
(f)
14,890 15,560
6.63%, 08 /15/2027
(f)
9,925 10,223
DISH DBS Corp
5.00%, 03 /15/2023 1,779 1,792
5.88%, 07 /15/2022 2,575 2,693
5.88%, 11 /15/2024 1,984 1,989
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
DISH DBS Corp   (continued)
6.75%, 06 /01/2021 $ 2,779 $ 2,918
7.75%, 07 /01/2026 2,281 2,301
Entercom Media Corp
6.50%, 05 /01/2027
(f)
10 10
7.25%, 11 /01/2024
(f)
2,557 2,666
EW Scripps Co/The
5.13%, 05 /15/2025
(f)
142 144
GCI LLC
6.63%, 06 /15/2024
(f)
500 542
6.88%, 04 /15/2025 800 841
Gray Television Inc
5.13%, 10 /15/2024
(f)
525 544
5.88%, 07 /15/2026
(f)
400 420
7.00%, 05 /15/2027
(f)
3,085 3,374
iHeartCommunications Inc
5.25%, 08 /15/2027
(f)
250 258
6.38%, 05 /01/2026 775 831
8.38%, 05 /01/2027 1,405 1,507
Liberty Interactive LLC
8.25%, 02 /01/2030 450 458
8.50%, 07 /15/2029 175 181
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
7.88%, 05 /15/2024
(f)
500 417
Meredith Corp
6.88%, 02 /01/2026 1,625 1,675
Nexstar Broadcasting Inc
5.63%, 08 /01/2024
(f)
660 689
5.63%, 07 /15/2027
(f)
8,000 8,438
5.88%, 11 /15/2022 39 40
6.13%, 02 /15/2022
(f)
155 157
Quebecor Media Inc
5.75%, 01 /15/2023 180 195
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02 /15/2025
(f)
628 634
Scripps Escrow Inc
5.88%, 07 /15/2027
(f)
1,000 1,025
Sinclair Television Group Inc
5.13%, 02 /15/2027
(f)
2,530 2,562
5.63%, 08 /01/2024
(f)
184 189
Sirius XM Radio Inc
3.88%, 08 /01/2022
(f)
1,873 1,913
4.63%, 05 /15/2023
(f)
135 137
4.63%, 07 /15/2024
(f)
1,500 1,567
5.00%, 08 /01/2027
(f)
2,836 2,982
5.38%, 04 /15/2025
(f)
970 1,009
5.38%, 07 /15/2026
(f)
5,820 6,140
5.50%, 07 /01/2029
(f)
1,250 1,351
SportsNet New York
10.25%, 01 /15/2025
(d),(e),(h)
4,130 4,378
TEGNA Inc
4.88%, 09 /15/2021
(f)
320 321
5.50%, 09 /15/2024
(f)
84 87
6.38%, 10 /15/2023 280 288
Telenet Finance Luxembourg Notes Sarl
5.50%, 03 /01/2028
(f)
2,200 2,340
Townsquare Media Inc
6.50%, 04 /01/2023
(f)
4,110 4,069
Univision Communications Inc
5.13%, 05 /15/2023
(f)
995 995
5.13%, 02 /15/2025
(f)
1,959 1,912
6.75%, 09 /15/2022
(f)
236 239
UPC Holding BV
5.50%, 01 /15/2028
(f)
2,175 2,218
UPCB Finance IV Ltd
5.38%, 01 /15/2025
(f)
620 639

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
224
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Urban One Inc
7.38%, 04 /15/2022
(f)
$ 2,540 $ 2,451
Viacom Inc
5.87%, 02 /28/2057
(k)
1,938 2,013
3 Month USD LIBOR + 3.90%
6.25%, 02 /28/2057
(k)
825 899
3 Month USD LIBOR + 3.90%
Videotron Ltd
5.00%, 07 /15/2022 400 421
5.13%, 04 /15/2027
(f)
735 781
5.38%, 06 /15/2024
(f)
557 605
Virgin Media Finance PLC
5.75%, 01 /15/2025
(f)
1,380 1,421
6.00%, 10 /15/2024
(f)
6,714 6,923
Virgin Media Secured Finance PLC
5.50%, 08 /15/2026
(f)
4,920 5,172
5.50%, 05 /15/2029
(f)
1,735 1,843
Ziggo Bond Co BV
5.88%, 01 /15/2025
(f)
260 268
6.00%, 01 /15/2027
(f)
600 627
Ziggo BV
5.50%, 01 /15/2027
(f)
8,020 8,461
$ 232,510
Metal Fabrication & Hardware - 0.55%
Advanced Drainage Systems Inc
5.00%, 09 /30/2027
(f)
5,000 5,112
Grinding Media Inc / Moly-Cop AltaSteel Ltd
7.38%, 12 /15/2023
(f)
1,550 1,496
Hillman Group Inc/The
6.38%, 07 /15/2022
(f)
903 831
Optimas OE Solutions Holding LLC / Optimas
OE Solutions Inc
8.63%, 06 /01/2021
(f)
13,276 8,629
TriMas Corp
4.88%, 10 /15/2025
(f)
1,000 1,018
Zekelman Industries Inc
9.88%, 06 /15/2023
(f)
57 60
$ 17,146
Mining - 1.92%
Alcoa Nederland Holding BV
6.13%, 05 /15/2028
(f)
700 751
6.75%, 09 /30/2024
(f)
393 414
7.00%, 09 /30/2026
(f)
700 760
Aleris International Inc
10.75%, 07 /15/2023
(f)
800 838
Century Aluminum Co
7.50%, 06 /01/2021
(f)
9,895 9,549
Coeur Mining Inc
5.88%, 06 /01/2024 63 63
Compass Minerals International Inc
4.88%, 07 /15/2024
(f)
1,260 1,229
Constellium SE
5.75%, 05 /15/2024
(f)
466 479
5.88%, 02 /15/2026
(f)
500 521
6.63%, 03 /01/2025
(f)
3,647 3,817
Ferroglobe PLC / Globe Specialty Metals Inc
9.38%, 03 /01/2022
(f)
325 210
FMG Resources August 2006 Pty Ltd
4.75%, 05 /15/2022
(f)
953 982
5.13%, 03 /15/2023
(f)
300 312
5.13%, 05 /15/2024
(f)
1,242 1,304
Freeport-McMoRan Inc
3.55%, 03 /01/2022 1,514 1,531
3.88%, 03 /15/2023 2,655 2,695
4.55%, 11 /14/2024 490 510
5.40%, 11 /14/2034 848 828
5.45%, 03 /15/2043 2,465 2,292
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Hecla Mining Co
6.88%, 05 /01/2021 $ 879 $ 866
Hudbay Minerals Inc
7.25%, 01 /15/2023
(f)
990 1,023
7.63%, 01 /15/2025
(f)
1,024 1,043
IAMGOLD Corp
7.00%, 04 /15/2025
(f)
1,295 1,337
Joseph T Ryerson & Son Inc
11.00%, 05 /15/2022
(f)
3,960 4,192
JW Aluminum Continuous Cast Co
10.25%, 06 /01/2026
(f)
435 458
Kaiser Aluminum Corp
5.88%, 05 /15/2024 234 243
Northwest Acquisitions ULC / Dominion Finco
Inc
7.13%, 11 /01/2022
(f)
14,950 7,475
Novelis Corp
5.88%, 09 /30/2026
(f)
7,205 7,566
6.25%, 08 /15/2024
(f)
1,965 2,058
Real Alloy Holding Inc
14.10%, 11 /30/2023
(d),(e),(h),( i )
4,391 4,391
Taseko Mines Ltd
8.75%, 06 /15/2022
(f)
100 88
$ 59,825
Miscellaneous Manufacturers - 0.08%
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp
12.25%, 11 /15/2026
(f),(g)
770 774
FXI Holdings Inc
7.88%, 11 /01/2024
(f)
257 228
Gates Global LLC / Gates Global Co
6.00%, 07 /15/2022
(f)
239 239
Koppers Inc
6.00%, 02 /15/2025
(f)
554 552
LSB Industries Inc
9.63%, 05 /01/2023
(f)
345 366
Trinity Industries Inc
4.55%, 10 /01/2024 385 398
$ 2,557
Office & Business Equipment - 0.26%
CDW LLC / CDW Finance Corp
5.00%, 09 /01/2025 1,840 1,923
5.50%, 12 /01/2024 340 378
Pitney Bowes Inc
4.63%, 03 /15/2024 326 306
Xerox Corp
3.63%, 03 /15/2023 2,400 2,451
3.80%, 05 /15/2024 790 794
4.50%, 05 /15/2021 1,650 1,692
4.80%, 03 /01/2035 285 242
6.75%, 12 /15/2039 340 343
$ 8,129
Oil & Gas - 4.47%
Aker BP ASA
5.88%, 03 /31/2025
(f)
550 582
Antero Resources Corp
5.13%, 12 /01/2022 1,090 816
5.38%, 11 /01/2021 990 884
5.63%, 06 /01/2023 745 522
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11 /01/2026
(f)
900 688
10.00%, 04 /01/2022
(f)
1,040 984
Athabasca Oil Corp
9.88%, 02 /24/2022
(f)
165 153
Baytex Energy Corp
5.13%, 06 /01/2021
(f)
272 267
5.63%, 06 /01/2024
(f)
438 390

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
225
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Berry Petroleum Co LLC
7.00%, 02 /15/2026
(f)
$ 315 $ 293
Brazos Valley Longhorn LLC / Brazos Valley
Longhorn Finance Corp
6.88%, 02 /01/2025 300 236
Bruin E&P Partners LLC
8.88%, 08 /01/2023
(f)
595 393
California Resources Corp
8.00%, 12 /15/2022
(f)
2,836 879
Callon Petroleum Co
6.13%, 10 /01/2024 3,143 2,986
6.38%, 07 /01/2026 430 401
Calumet Specialty Products Partners LP / Calumet
Finance Corp
7.63%, 01 /15/2022 425 414
7.75%, 04 /15/2023 375 354
11.00%, 04 /15/2025
(f)
540 541
Carrizo Oil & Gas Inc
6.25%, 04 /15/2023 514 478
8.25%, 07 /15/2025 125 119
Centennial Resource Production LLC
5.38%, 01 /15/2026
(f)
923 865
6.88%, 04 /01/2027
(f)
250 245
Chaparral Energy Inc
8.75%, 07 /15/2023
(f)
600 252
Chesapeake Energy Corp
6.13%, 02 /15/2021 171 162
7.00%, 10 /01/2024 840 565
7.50%, 10 /01/2026 250 160
8.00%, 03 /15/2026
(f)
910 578
CNX Resources Corp
5.88%, 04 /15/2022 1,434 1,402
7.25%, 03 /14/2027
(f)
250 201
Covey Park Energy LLC / Covey Park Finance
Corp
7.50%, 05 /15/2025
(f)
625 462
CrownRock LP / CrownRock Finance Inc
5.63%, 10 /15/2025
(f)
2,556 2,499
Denbury Resources Inc
7.75%, 02 /15/2024
(f)
200 147
9.00%, 05 /15/2021
(f)
1,400 1,225
9.25%, 03 /31/2022
(f)
721 591
Diamond Offshore Drilling Inc
3.45%, 11 /01/2023 1,049 856
4.88%, 11 /01/2043 1,175 598
Diamondback Energy Inc
4.75%, 11 /01/2024 483 499
5.38%, 05 /31/2025 700 731
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01 /30/2026
(f)
757 780
5.75%, 01 /30/2028
(f)
565 595
Energen Corp
4.63%, 09 /01/2021 385 391
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02 /15/2023
(f)
2,180 2,147
Ensign Drilling Inc
9.25%, 04 /15/2024
(f)
900 765
Extraction Oil & Gas Inc
5.63%, 02 /01/2026
(f)
865 368
7.38%, 05 /15/2024
(f)
450 184
Global Marine Inc
7.00%, 06 /01/2028 300 258
Gran Tierra Energy Inc
7.75%, 05 /23/2027
(f)
295 282
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Gulfport Energy Corp
6.00%, 10 /15/2024 $ 667 $ 429
6.38%, 05 /15/2025 580 351
6.38%, 01 /15/2026 445 267
6.63%, 05 /01/2023 918 686
HighPoint Operating Corp
7.00%, 10 /15/2022 895 801
Hilcorp Energy I LP / Hilcorp Finance Co
5.00%, 12 /01/2024
(f)
466 414
5.75%, 10 /01/2025
(f)
900 803
6.25%, 11 /01/2028
(f)
550 488
Indigo Natural Resources LLC
6.88%, 02 /15/2026
(f)
825 751
Ithaca Energy North Sea PLC
9.38%, 07 /15/2024
(f)
325 330
Jagged Peak Energy LLC
5.88%, 05 /01/2026 6,425 6,489
Laredo Petroleum Inc
5.63%, 01 /15/2022 554 530
6.25%, 03 /15/2023 200 183
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08 /01/2026
(f)
285 285
Matador Resources Co
5.88%, 09 /15/2026 4,954 4,749
MEG Energy Corp
6.38%, 01 /30/2023
(f)
9,559 9,034
6.50%, 01 /15/2025
(f)
945 983
7.00%, 03 /31/2024
(f)
20,370 19,098
Montage Resources Corp
8.88%, 07 /15/2023 25 19
Moss Creek Resources Holdings Inc
7.50%, 01 /15/2026
(f)
725 489
10.50%, 05 /15/2027
(f)
100 77
Murphy Oil Corp
4.00%, 06 /01/2022 720 725
4.20%, 12 /01/2022 600 611
5.63%, 12 /01/2042 345 294
5.75%, 08 /15/2025 565 573
6.88%, 08 /15/2024 300 316
Nabors Industries Inc
4.63%, 09 /15/2021 245 227
5.50%, 01 /15/2023 183 155
5.75%, 02 /01/2025 125 93
Neptune Energy Bondco PLC
6.63%, 05 /15/2025
(f)
800 796
Noble Holding International Ltd
5.25%, 03 /15/2042 320 117
6.05%, 03 /01/2041 500 175
6.20%, 08 /01/2040 736 258
7.75%, 01 /15/2024 266 160
7.88%, 02 /01/2026
(f)
476 314
7.95%, 04 /01/2025 1,200 675
Oasis Petroleum Inc
6.25%, 05 /01/2026
(f)
220 150
6.88%, 03 /15/2022 1,924 1,688
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12 /15/2025
(f)
295 294
Parkland Fuel Corp
6.00%, 04 /01/2026
(f)
495 523
Parsley Energy LLC / Parsley Finance Corp
5.25%, 08 /15/2025
(f)
395 405
5.38%, 01 /15/2025
(f)
875 901
5.63%, 10 /15/2027
(f)
1,720 1,776
6.25%, 06 /01/2024
(f)
300 312
PBF Holding Co LLC / PBF Finance Corp
7.00%, 11 /15/2023 367 378
7.25%, 06 /15/2025 1,215 1,270

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
226
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
PDC Energy Inc
5.75%, 05 /15/2026 $ 5,865 $ 5,484
6.13%, 09 /15/2024 620 602
Precision Drilling Corp
5.25%, 11 /15/2024 213 179
6.50%, 12 /15/2021 40 39
7.13%, 01 /15/2026
(f)
250 216
Pride International LLC
7.88%, 08 /15/2040 300 153
Puma International Financing SA
5.00%, 01 /24/2026
(f)
730 699
5.13%, 10 /06/2024
(f)
400 391
QEP Resources Inc
5.25%, 05 /01/2023 232 220
5.38%, 10 /01/2022 495 485
5.63%, 03 /01/2026 325 291
6.88%, 03 /01/2021 395 395
Range Resources Corp
5.00%, 03 /15/2023 319 276
5.75%, 06 /01/2021 105 104
Rowan Cos Inc
4.75%, 01 /15/2024 500 270
4.88%, 06 /01/2022 400 268
5.40%, 12 /01/2042 5 2
5.85%, 01 /15/2044 430 163
7.38%, 06 /15/2025 500 275
Seven Generations Energy Ltd
5.38%, 09 /30/2025
(f)
1,630 1,589
6.75%, 05 /01/2023
(f)
125 127
6.88%, 06 /30/2023
(f)
650 661
SM Energy Co
5.00%, 01 /15/2024 494 437
5.63%, 06 /01/2025 495 420
6.13%, 11 /15/2022 471 449
6.75%, 09 /15/2026 495 424
Southwestern Energy Co
6.20%, 01 /23/2025 920 810
7.50%, 04 /01/2026 235 206
7.75%, 10 /01/2027 90 77
SRC Energy Inc
6.25%, 12 /01/2025 12,045 11,260
Suncor Energy Ventures Corp
4.50%, 04 /01/2022
(f)
700 724
6.00%, 04 /01/2042
(f)
490 551
Sunoco LP / Sunoco Finance Corp
4.88%, 01 /15/2023 500 513
5.50%, 02 /15/2026 700 724
5.88%, 03 /15/2028 316 332
Teine Energy Ltd
6.88%, 09 /30/2022
(f)
815 815
Transocean Guardian Ltd
5.88%, 01 /15/2024
(f)
904 904
Transocean Inc
6.80%, 03 /15/2038 1,252 772
7.25%, 11 /01/2025
(f)
3,725 3,287
7.50%, 01 /15/2026
(f)
755 672
7.50%, 04 /15/2031 690 462
9.00%, 07 /15/2023
(f)
1,005 1,024
9.35%, 12 /15/2041 200 138
Transocean Pontus Ltd
6.13%, 08 /01/2025
(f)
801 799
Transocean Sentry Ltd
5.38%, 05 /15/2023
(f)
205 203
Ultra Resources Inc
6.88%, 04 /15/2022
(f)
550 55
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Valaris plc
5.20%, 03 /15/2025 $ 330 $ 172
5.75%, 10 /01/2044 990 401
7.75%, 02 /01/2026 1,000 525
8.00%, 01 /31/2024 39 25
Vermilion Energy Inc
5.63%, 03 /15/2025
(f)
400 376
Vine Oil & Gas LP / Vine Oil & Gas Finance
Corp
8.75%, 04 /15/2023
(f)
425 162
Viper Energy Partners LP
5.38%, 11 /01/2027
(f)
1,050 1,060
W&T Offshore Inc
9.75%, 11 /01/2023
(f)
610 572
Whiting Petroleum Corp
5.75%, 03 /15/2021 868 816
6.63%, 01 /15/2026 990 614
WPX Energy Inc
5.25%, 09 /15/2024 648 654
5.25%, 10 /15/2027 3,224 3,135
5.75%, 06 /01/2026 744 748
8.25%, 08 /01/2023 377 420
$ 139,257
Oil & Gas Services - 0.38%
Apergy Corp
6.38%, 05 /01/2026 500 489
Archrock Partners LP / Archrock Partners Finance
Corp
6.00%, 10 /01/2022 286 288
6.88%, 04 /01/2027
(f)
590 609
Calfrac Holdings LP
8.50%, 06 /15/2026
(f)
645 277
CSI Compressco LP / CSI Compressco Finance
Inc
7.25%, 08 /15/2022 848 755
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05 /01/2025 366 362
Forum Energy Technologies Inc
6.25%, 10 /01/2021 6,582 5,331
FTS International Inc
6.25%, 05 /01/2022 325 232
McDermott Technology Americas Inc /
McDermott Technology US Inc
10.63%, 05 /01/2024
(f)
2,285 431
Oceaneering International Inc
4.65%, 11 /15/2024 113 105
6.00%, 02 /01/2028 225 208
SESI LLC
7.13%, 12 /15/2021 55 42
Telford Offshore Ltd
12.00%, PIK 8.00%, 02/12/2024
( i ),( j)
310 125
Transocean Phoenix 2 Ltd
7.75%, 10 /15/2024
(f)
420 434
Transocean Proteus Ltd
6.25%, 12 /01/2024
(f)
616 617
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04 /01/2026 800 808
6.88%, 09 /01/2027
(f)
300 300
Welltec A/S
9.50%, 12 /01/2022
(f)
335 328
$ 11,741
Packaging & Containers - 2.97%
ARD Finance SA
7.13%, PIK 7.88%, 09/15/2023
( i ),( j)
930 966

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
227
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08 /15/2026
(f)
$ 660 $ 667
4.25%, 09 /15/2022
(f)
800 810
4.63%, 05 /15/2023
(f)
375 384
5.25%, 08 /15/2027
(f)
250 256
6.00%, 02 /15/2025
(f)
2,505 2,630
Ball Corp
4.00%, 11 /15/2023 1,080 1,123
4.38%, 12 /15/2020 50 51
4.88%, 03 /15/2026 1,140 1,237
5.00%, 03 /15/2022 1,117 1,181
5.25%, 07 /01/2025 755 840
Berry Global Inc
4.50%, 02 /15/2026
(f)
8,840 8,895
4.88%, 07 /15/2026
(f)
6,250 6,570
5.50%, 05 /15/2022 400 406
5.63%, 07 /15/2027
(f)
3,000 3,158
6.00%, 10 /15/2022 320 326
Crown Americas LLC / Crown Americas Capital
Corp IV
4.50%, 01 /15/2023 1,030 1,076
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09 /30/2026 1,400 1,461
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02 /01/2026 2,740 2,875
Flex Acquisition Co Inc
6.88%, 01 /15/2025
(f)
818 767
7.88%, 07 /15/2026
(f)
475 447
Graphic Packaging International LLC
4.75%, 04 /15/2021 120 124
4.88%, 11 /15/2022 363 381
LABL Escrow Issuer LLC
6.75%, 07 /15/2026
(f)
695 719
Matthews International Corp
5.25%, 12 /01/2025
(f)
255 238
Mauser Packaging Solutions Holding Co
5.50%, 04 /15/2024
(f)
2,709 2,787
7.25%, 04 /15/2025
(f)
2,400 2,295
Owens-Brockway Glass Container Inc
5.00%, 01 /15/2022
(f)
650 671
5.38%, 01 /15/2025
(f)
205 207
5.88%, 08 /15/2023
(f)
1,223 1,292
6.38%, 08 /15/2025
(f)
83 88
Plastipak Holdings Inc
6.25%, 10 /15/2025
(f)
13,067 10,781
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07 /15/2023
(f)
4,905 5,032
5.75%, 10 /15/2020 533 535
7.00%, 07 /15/2024
(f)
866 896
Sealed Air Corp
5.13%, 12 /01/2024
(f)
80 86
5.25%, 04 /01/2023
(f)
2,285 2,439
5.50%, 09 /15/2025
(f)
1,208 1,317
6.50%, 12 /01/2020
(f)
493 509
6.88%, 07 /15/2033
(f)
655 763
Trident TPI Holdings Inc
6.63%, 11 /01/2025
(f)
13,330 11,897
9.25%, 08 /01/2024
(f)
6,030 5,849
Trivium Packaging Finance BV
5.50%, 08 /15/2026
(f)
6,650 6,966
8.50%, 08 /15/2027
(f)
680 725
$ 92,723
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 1.48%
Bausch Health Americas Inc
8.50%, 01 /31/2027
(f)
$ 3,825 $ 4,293
9.25%, 04 /01/2026
(f)
1,575 1,782
Bausch Health Cos Inc
5.50%, 03 /01/2023
(f)
284 286
5.50%, 11 /01/2025
(f)
1,695 1,771
5.75%, 08 /15/2027
(f)
200 217
5.88%, 05 /15/2023
(f)
618 627
6.13%, 04 /15/2025
(f)
4,000 4,153
6.50%, 03 /15/2022
(f)
1,225 1,260
7.00%, 03 /15/2024
(f)
2,102 2,199
7.00%, 01 /15/2028
(f)
5,635 6,079
7.25%, 05 /30/2029
(f)
1,305 1,437
9.00%, 12 /15/2025
(f)
1,470 1,650
Elanco Animal Health Inc
3.91%, 08 /27/2021 1,075 1,104
4.27%, 08 /28/2023 900 943
4.90%, 08 /28/2028 150 163
Endo Dac / Endo Finance LLC / Endo Finco Inc
5.88%, 10 /15/2024
(f)
200 182
6.00%, 07 /15/2023
(f)
1,443 954
6.00%, 02 /01/2025
(f)
1,175 749
HLF Financing Sarl LLC / Herbalife International
Inc
7.25%, 08 /15/2026
(f)
318 333
Horizon Pharma USA Inc
5.50%, 08 /01/2027
(f)
875 913
Mallinckrodt International Finance SA
4.75%, 04 /15/2023 193 60
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
5.50%, 04 /15/2025
(f)
965 321
5.63%, 10 /15/2023
(f)
389 140
5.75%, 08 /01/2022
(f)
43 17
NVA Holdings Inc
6.88%, 04 /01/2026
(f)
10,973 11,768
Owens & Minor Inc
3.88%, 09 /15/2021 270 256
4.38%, 12 /15/2024 270 208
Par Pharmaceutical Inc
7.50%, 04 /01/2027
(f)
400 380
Vizient Inc
6.25%, 05 /15/2027
(f)
1,755 1,893
$ 46,138
Pipelines - 2.51%
American Midstream Partners LP / American
Midstream Finance Corp
9.50%, 12 /15/2021
(f)
700 651
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09 /15/2024 10,211 8,449
5.75%, 03 /01/2027
(f)
1,010 751
5.75%, 01 /15/2028
(f)
1,625 1,227
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.13%, 11 /15/2022
(f)
1,220 1,199
6.63%, 07 /15/2026
(f)
200 187
Buckeye Partners LP
3.95%, 12 /01/2026 595 550
4.13%, 12 /01/2027 395 365
4.15%, 07 /01/2023 495 497
4.35%, 10 /15/2024 295 295
4.88%, 02 /01/2021 645 656
5.60%, 10 /15/2044 295 246
5.85%, 11 /15/2043 395 342
6.37%, 01 /22/2078
(k)
390 285
3 Month USD LIBOR + 4.02%

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
228
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Cheniere Energy Partners LP
4.50%, 10 /01/2029
(f)
$ 4,708 $ 4,796
5.25%, 10 /01/2025 1,098 1,136
5.63%, 10 /01/2026 1,500 1,584
CNX Midstream Partners LP / CNX Midstream
Finance Corp
6.50%, 03 /15/2026
(f)
1,070 998
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05 /01/2027
(f)
588 592
5.75%, 04 /01/2025 497 513
6.25%, 04 /01/2023 595 605
DCP Midstream Operating LP
3.88%, 03 /15/2023 493 498
4.75%, 09 /30/2021
(f)
581 593
4.95%, 04 /01/2022 1,398 1,444
5.13%, 05 /15/2029 990 1,002
5.38%, 07 /15/2025 1,520 1,598
5.60%, 04 /01/2044 120 113
5.85%, 05 /21/2043
(f),(k)
690 618
3 Month USD LIBOR + 3.85%
6.45%, 11 /03/2036
(f)
170 175
6.75%, 09 /15/2037
(f)
490 511
8.13%, 08 /16/2030 45 55
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05 /15/2025 636 634
Energy Transfer LP
5.50%, 06 /01/2027 1,100 1,265
5.88%, 01 /15/2024 1,555 1,618
EnLink Midstream LLC
5.38%, 06 /01/2029 895 794
EnLink Midstream Partners LP
4.15%, 06 /01/2025 1,000 902
4.40%, 04 /01/2024 1,450 1,359
4.85%, 07 /15/2026 1,080 988
5.45%, 06 /01/2047 700 536
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06 /15/2024 669 626
6.00%, 05 /15/2023 1,000 975
6.25%, 05 /15/2026 1,490 1,378
6.50%, 10 /01/2025 361 343
6.75%, 08 /01/2022 1,260 1,266
Global Partners LP / GLP Finance Corp
7.00%, 06 /15/2023 90 93
Hess Infrastructure Partners LP / Hess
Infrastructure Partners Finance Corp
5.63%, 02 /15/2026
(f)
476 498
Holly Energy Partners LP / Holly Energy Finance
Corp
6.00%, 08 /01/2024
(f)
1,253 1,305
IFM US Colonial Pipeline 2 LLC
6.45%, 05 /01/2021
(f)
100 104
Martin Midstream Partners LP / Martin Midstream
Finance Corp
7.25%, 02 /15/2021 340 306
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03 /01/2025 1,466 1,356
7.50%, 11 /01/2023 1,125 1,121
7.50%, 04 /15/2026
(f)
100 95
NuStar Logistics LP
4.75%, 02 /01/2022 965 979
4.80%, 09 /01/2020 2,055 2,071
5.63%, 04 /28/2027 4,114 4,278
6.00%, 06 /01/2026 125 134
6.75%, 02 /01/2021 705 731
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
PBF Logistics LP / PBF Logistics Finance Corp
6.88%, 05 /15/2023 $ 522 $ 535
SemGroup Corp
7.25%, 03 /15/2026 260 281
SemGroup Corp / Rose Rock Finance Corp
5.63%, 07 /15/2022 889 899
5.63%, 11 /15/2023 285 291
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.50%, 08 /15/2022 920 823
5.75%, 04 /15/2025 852 660
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
4.75%, 10 /01/2023
(f)
375 366
5.50%, 09 /15/2024
(f)
2,010 1,955
5.50%, 01 /15/2028
(f)
2,205 2,073
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.25%, 11 /15/2023 1,100 1,105
5.00%, 01 /15/2028 1,565 1,549
5.13%, 02 /01/2025 2,410 2,471
5.25%, 05 /01/2023 545 547
5.38%, 02 /01/2027 494 506
5.88%, 04 /15/2026 1,800 1,879
6.50%, 07 /15/2027
(f)
885 947
6.75%, 03 /15/2024 2,910 3,018
$ 78,191
Real Estate - 0.29%
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11 /15/2025
(f)
1,236 1,168
Greystar Real Estate Partners LLC
5.75%, 12 /01/2025
(f)
561 585
Howard Hughes Corp/The
5.38%, 03 /15/2025
(f)
1,250 1,298
Hunt Cos Inc
6.25%, 02 /15/2026
(f)
1,175 1,154
Kennedy-Wilson Inc
5.88%, 04 /01/2024 1,020 1,056
Newmark Group Inc
6.13%, 11 /15/2023 1,310 1,429
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06 /01/2023
(f)
845 822
5.25%, 12 /01/2021
(f)
950 950
WeWork Cos Inc
7.88%, 05 /01/2025
(f)
640 542
$ 9,004
REITs - 3.12%
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05 /15/2026
(f)
276 288
CBL & Associates LP
5.25%, 12 /01/2023 25 18
5.95%, 12 /15/2026 500 332
CoreCivic Inc
4.63%, 05 /01/2023 948 888
5.00%, 10 /15/2022 5,000 4,956
ESH Hospitality Inc
4.63%, 10 /01/2027
(f)
7,500 7,519
5.25%, 05 /01/2025
(f)
6,864 7,079
GEO Group Inc/The
5.13%, 04 /01/2023 640 563
5.88%, 01 /15/2022 700 677
5.88%, 10 /15/2024 1,000 835
6.00%, 04 /15/2026 1,100 872
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07 /15/2024
(f)
490 515

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
229
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Iron Mountain Inc
4.38%, 06 /01/2021
(f)
$ 495 $ 501
4.88%, 09 /15/2027
(f)
1,546 1,598
5.25%, 03 /15/2028
(f)
2,050 2,152
5.75%, 08 /15/2024 590 595
6.00%, 08 /15/2023 750 766
Iron Mountain US Holdings Inc
5.38%, 06 /01/2026
(f)
315 327
iStar Inc
5.25%, 09 /15/2022 500 512
6.00%, 04 /01/2022 681 699
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 03 /15/2022
(f)
503 521
5.25%, 10 /01/2025
(f)
11,284 11,453
5.88%, 08 /01/2021
(f)
365 370
Mack-Cali Realty LP
3.15%, 05 /15/2023 320 306
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
4.50%, 09 /01/2026 900 956
5.63%, 05 /01/2024 1,215 1,338
MPT Operating Partnership LP / MPT Finance
Corp
4.63%, 08 /01/2029 1,235 1,288
5.00%, 10 /15/2027 1,540 1,621
5.25%, 08 /01/2026 2,033 2,137
6.38%, 03 /01/2024 405 423
RHP Hotel Properties LP / RHP Finance Corp
5.00%, 04 /15/2023 1,090 1,112
Ryman Hospitality Properties Inc
4.75%, 10 /15/2027
(f)
7,000 7,237
SBA Communications Corp
4.00%, 10 /01/2022 1,350 1,377
4.88%, 07 /15/2022 743 751
4.88%, 09 /01/2024 968 1,006
Senior Housing Properties Trust
4.75%, 05 /01/2024 1,430 1,480
4.75%, 02 /15/2028 2,205 2,278
6.75%, 12 /15/2021 1,430 1,524
Starwood Property Trust Inc
3.63%, 02 /01/2021 1,301 1,311
4.75%, 03 /15/2025 571 593
5.00%, 12 /15/2021 715 740
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
7.13%, 12 /15/2024
(f)
15,320 12,677
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.00%, 04 /15/2023
(f)
1,197 1,140
8.25%, 10 /15/2023 9,335 7,982
VICI Properties 1 LLC / VICI FC Inc
8.00%, 10 /15/2023 1,500 1,633
Washington Prime Group LP
6.45%, 08 /15/2024 2,470 2,371
$ 97,317
Retail - 2.52%
1011778 BC ULC / New Red Finance Inc
4.25%, 05 /15/2024
(f)
2,551 2,618
5.00%, 10 /15/2025
(f)
16,295 16,703
Beacon Roofing Supply Inc
4.88%, 11 /01/2025
(f)
1,325 1,302
Bed Bath & Beyond Inc
4.92%, 08 /01/2034 290 223
5.17%, 08 /01/2044 1,124 815
Brinker International Inc
5.00%, 10 /01/2024
(f)
740 785
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Carvana Co
8.88%, 10 /01/2023
(f)
$ 1,013 $ 1,048
Conn's Inc
7.25%, 07 /15/2022 285 289
Cumberland Farms Inc
6.75%, 05 /01/2025
(f)
127 136
DriveTime Automotive Group Inc / Bridgecrest
Acceptance Corp
8.00%, 06 /01/2021
(f)
10,140 10,305
eG Global Finance PLC
6.75%, 02 /07/2025
(f)
250 250
Ferrellgas LP / Ferrellgas Finance Corp
6.50%, 05 /01/2021 191 160
6.75%, 01 /15/2022 450 377
6.75%, 06 /15/2023 710 600
FirstCash Inc
5.38%, 06 /01/2024
(f)
114 118
GameStop Corp
6.75%, 03 /15/2021
(f)
200 201
Gap Inc/The
5.95%, 04 /12/2021 1,050 1,094
Golden Nugget Inc
6.75%, 10 /15/2024
(f)
1,661 1,711
8.75%, 10 /01/2025
(f)
1,475 1,552
Group 1 Automotive Inc
5.25%, 12 /15/2023
(f)
284 291
Guitar Center Inc
9.50%, 10 /15/2021
(f)
1,175 1,093
IRB Holding Corp
6.75%, 02 /15/2026
(f)
135 137
JC Penney Corp Inc
5.88%, 07 /01/2023
(f)
125 109
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06 /01/2027
(f)
1,940 2,024
5.00%, 06 /01/2024
(f)
900 934
5.25%, 06 /01/2026
(f)
4,600 4,864
L Brands Inc
5.25%, 02 /01/2028 90 83
5.63%, 02 /15/2022 538 566
5.63%, 10 /15/2023 665 706
6.63%, 04 /01/2021 435 456
6.75%, 07 /01/2036 450 374
6.88%, 11 /01/2035 744 632
6.95%, 03 /01/2033 620 490
7.50%, 06 /15/2029 485 481
7.60%, 07 /15/2037 500 415
Men's Wearhouse Inc/The
7.00%, 07 /01/2022 16 16
Michaels Stores Inc
8.00%, 07 /15/2027
(f)
100 99
Murphy Oil USA Inc
5.63%, 05 /01/2027 695 746
Neiman Marcus Group LTD LLC / Neiman
Marcus Group LLC / Mariposa Borrower / NMG
8.00%, 10 /25/2024
(f)
250 67
Party City Holdings Inc
6.63%, 08 /01/2026
(f)
242 235
Penske Automotive Group Inc
5.38%, 12 /01/2024 131 135
5.50%, 05 /15/2026 836 874
PetSmart Inc
5.88%, 06 /01/2025
(f)
1,329 1,309
7.13%, 03 /15/2023
(f)
2,505 2,317
8.88%, 06 /01/2025
(f)
650 611
PriSo Acquisition Corp
9.00%, 05 /15/2023
(f)
141 129

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
230
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Rite Aid Corp
6.13%, 04 /01/2023
(f)
$ 1,850 $ 1,575
Sally Holdings LLC / Sally Capital Inc
5.63%, 12 /01/2025 500 516
Sonic Automotive Inc
6.13%, 03 /15/2027 801 829
SRS Distribution Inc
8.25%, 07 /01/2026
(f)
6,330 6,330
Staples Inc
7.50%, 04 /15/2026
(f)
2,250 2,340
10.75%, 04 /15/2027
(f)
1,530 1,591
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.50%, 06 /01/2024 1,073 1,097
5.88%, 03 /01/2027 750 776
Yum! Brands Inc
3.75%, 11 /01/2021 1,510 1,544
3.88%, 11 /01/2020 210 212
3.88%, 11 /01/2023 20 21
5.35%, 11 /01/2043 383 375
6.88%, 11 /15/2037 750 855
$ 78,541
Semiconductors - 0.20%
Advanced Micro Devices Inc
7.50%, 08 /15/2022 1,200 1,353
Amkor Technology Inc
6.63%, 09 /15/2027
(f)
100 109
Entegris Inc
4.63%, 02 /10/2026
(f)
431 444
Qorvo Inc
5.50%, 07 /15/2026 425 454
Sensata Technologies UK Financing Co PLC
6.25%, 02 /15/2026
(f)
3,588 3,837
$ 6,197
Software - 3.56%
ACI Worldwide Inc
5.75%, 08 /15/2026
(f)
3,200 3,392
Ascend Learning LLC
6.88%, 08 /01/2025
(f)
5,373 5,622
6.88%, 08 /01/2025
(f)
4,750 4,958
Camelot Finance SA
4.50%, 11 /01/2026
(f)
3,200 3,233
CDK Global Inc
4.88%, 06 /01/2027 984 1,037
5.00%, 10 /15/2024 266 288
5.25%, 05 /15/2029
(f)
1,775 1,885
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03 /01/2025
(f)
16,550 16,934
Dun & Bradstreet Corp/The
10.25%, 02 /15/2027
(f)
1,000 1,096
Fair Isaac Corp
5.25%, 05 /15/2026
(f)
75 81
Genesys Telecommunications Laboratories
Inc/ Greeneden Lux 3 Sarl
10.00%, 11 /30/2024
(f)
13,927 15,041
Granite Merger Sub 2 Inc
11.00%, 07 /15/2027
(f)
90 89
Informatica LLC
7.13%, 07 /15/2023
(f)
13,266 13,482
IQVIA Inc
5.00%, 10 /15/2026
(f)
4,562 4,813
5.00%, 05 /15/2027
(f)
1,100 1,166
j2 Cloud Services LLC / j2 Global Co-Obligor Inc
6.00%, 07 /15/2025
(f)
744 790
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
MSCI Inc
4.75%, 08 /01/2026
(f)
$ 565 $ 592
5.38%, 05 /15/2027
(f)
450 480
5.75%, 08 /15/2025
(f)
2,365 2,480
Nuance Communications Inc
5.63%, 12 /15/2026 830 881
Open Text Corp
5.63%, 01 /15/2023
(f)
235 239
5.88%, 06 /01/2026
(f)
1,584 1,689
PTC Inc
6.00%, 05 /15/2024 145 154
Rackspace Hosting Inc
8.63%, 11 /15/2024
(f)
705 645
Riverbed Technology Inc
8.88%, 03 /01/2023
(f)
300 137
Solera LLC / Solera Finance Inc
10.50%, 03 /01/2024
(f)
2,115 2,213
Sophia LP / Sophia Finance Inc
9.00%, 09 /30/2023
(f)
5,000 5,134
SS&C Technologies Inc
5.50%, 09 /30/2027
(f)
19,165 20,507
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 02 /01/2023
(f)
800 786
10.50%, 02 /01/2024
(f)
1,269 1,199
$ 111,043
Storage & Warehousing - 0.08%
LBC Tank Terminals Holding Netherlands BV
6.88%, 05 /15/2023
(f)
2,125 2,159
Mobile Mini Inc
5.88%, 07 /01/2024 230 239
$ 2,398
Telecommunications - 6.74%
Altice France SA/France
7.38%, 05 /01/2026
(f)
10,946 11,722
8.13%, 02 /01/2027
(f)
2,200 2,439
C&W Senior Financing DAC
6.88%, 09 /15/2027
(f)
1,185 1,247
7.50%, 10 /15/2026
(f)
985 1,058
CenturyLink Inc
5.63%, 04 /01/2025 135 142
5.80%, 03 /15/2022 1,215 1,283
6.45%, 06 /15/2021 1,545 1,626
6.75%, 12 /01/2023 455 506
6.88%, 01 /15/2028 62 66
7.50%, 04 /01/2024 770 874
7.60%, 09 /15/2039 895 911
7.65%, 03 /15/2042 840 853
Cincinnati Bell Inc
7.00%, 07 /15/2024
(f)
419 378
8.00%, 10 /15/2025
(f)
140 125
CommScope Inc
5.00%, 06 /15/2021
(f)
96 96
5.50%, 03 /01/2024
(f)
1,700 1,723
5.50%, 06 /15/2024
(f)
752 712
6.00%, 03 /01/2026
(f)
10,715 11,009
8.25%, 03 /01/2027
(f)
3,005 2,846
CommScope Technologies LLC
5.00%, 03 /15/2027
(f)
2,990 2,444
6.00%, 06 /15/2025
(f)
10,468 9,313
Connect Finco SARL / Connect US Finco LLC
6.75%, 10 /01/2026
(f)
1,750 1,818
Consolidated Communications Inc
6.50%, 10 /01/2022 1,275 1,151
DKT Finance ApS
9.38%, 06 /17/2023
(f)
125 133
Embarq Corp
8.00%, 06 /01/2036 1,067 1,056

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
231
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Frontier Communications Corp
6.25%, 09 /15/2021 $ 10 $ 5
6.88%, 01 /15/2025 585 262
7.13%, 01 /15/2023 945 425
7.63%, 04 /15/2024 820 369
7.88%, 01 /15/2027 200 89
8.00%, 04 /01/2027
(f)
400 420
8.50%, 04 /01/2026
(f)
1,950 1,955
8.75%, 04 /15/2022 760 355
9.00%, 08 /15/2031 600 268
10.50%, 09 /15/2022 1,884 888
11.00%, 09 /15/2025 3,954 1,853
Frontier Florida LLC
6.86%, 02 /01/2028 351 326
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05 /01/2024
(f)
125 132
GTT Communications Inc
7.88%, 12 /31/2024
(f)
23,775 13,849
Hughes Satellite Systems Corp
5.25%, 08 /01/2026 1,054 1,129
6.63%, 08 /01/2026 1,060 1,147
7.63%, 06 /15/2021 320 345
Inmarsat Finance PLC
4.88%, 05 /15/2022
(f)
1,500 1,515
Intelsat Connect Finance SA
9.50%, 02 /15/2023
(f)
1,600 1,484
Intelsat Jackson Holdings SA
5.50%, 08 /01/2023 2,510 2,347
8.00%, 02 /15/2024
(f)
1,315 1,351
8.50%, 10 /15/2024
(f)
2,475 2,494
9.50%, 09 /30/2022
(f)
400 462
9.75%, 07 /15/2025
(f)
2,265 2,350
Intelsat Luxembourg SA
8.13%, 06 /01/2023 1,100 921
Iridium Communications Inc
10.25%, 04 /15/2023
(f)
696 752
Koninklijke KPN NV
7.00%, 03 /28/2073
(f),(k)
405 444
USD Swap Semi-Annual 10 Year + 5.33%
Level 3 Financing Inc
5.13%, 05 /01/2023 4,067 4,118
5.25%, 03 /15/2026 480 501
5.38%, 08 /15/2022 420 422
5.38%, 01 /15/2024 5,450 5,559
5.38%, 05 /01/2025 383 396
5.63%, 02 /01/2023 483 488
Level 3 Parent LLC
5.75%, 12 /01/2022 864 866
Metropolitan Light Co Ltd
5.50%, 11 /21/2022
(f)
650 673
Nokia Oyj
3.38%, 06 /12/2022 520 526
4.38%, 06 /12/2027 495 504
6.63%, 05 /15/2039 716 818
ORBCOMM Inc
8.00%, 04 /01/2024
(f)
1,165 1,207
Plantronics Inc
5.50%, 05 /31/2023
(f)
432 439
Qwest Corp
6.75%, 12 /01/2021 585 631
6.88%, 09 /15/2033 465 468
7.13%, 11 /15/2043 500 506
Sprint Capital Corp
6.88%, 11 /15/2028 2,577 2,808
8.75%, 03 /15/2032 1,793 2,186
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Communications Inc
6.00%, 11 /15/2022 $ 5,929 $ 6,269
9.25%, 04 /15/2022 300 344
11.50%, 11 /15/2021 1,159 1,340
Sprint Corp
7.13%, 06 /15/2024 13,873 15,052
7.25%, 09 /15/2021 2,538 2,708
7.63%, 02 /15/2025 1,637 1,799
7.63%, 03 /01/2026 1,445 1,599
7.88%, 09 /15/2023 7,700 8,499
Telecom Italia Capital SA
6.00%, 09 /30/2034 1,144 1,221
6.38%, 11 /15/2033 1,115 1,229
7.20%, 07 /18/2036 1,532 1,792
7.72%, 06 /04/2038 550 674
Telecom Italia SpA /Milano
5.30%, 05 /30/2024
(f)
2,400 2,568
Telefonaktiebolaget LM Ericsson
4.13%, 05 /15/2022 1,100 1,140
T-Mobile USA Inc
0.00%, 03 /01/2023
(c),(d),(e)
2,212 —
0.00%, 01 /15/2024
(c),(d),(e)
312 —
0.00%, 04 /15/2024
(c),(d),(e)
1,157 —
0.00%, 03 /01/2025
(c),(d),(e)
1,542 —
0.00%, 01 /15/2026
(c),(d),(e)
550 —
0.00%, 02 /01/2026
(c),(d),(e)
760 —
0.00%, 04 /15/2027
(c),(d),(e)
500 —
4.50%, 02 /01/2026 3,000 3,094
4.75%, 02 /01/2028 2,400 2,529
5.13%, 04 /15/2025 500 520
5.38%, 04 /15/2027 731 786
6.00%, 04 /15/2024 3,617 3,752
6.38%, 03 /01/2025 1,007 1,045
6.50%, 01 /15/2026 3,982 4,261
Trilogy International Partners LLC / Trilogy
International Finance Inc
8.88%, 05 /01/2022
(f)
100 96
United States Cellular Corp
6.70%, 12 /15/2033 300 326
ViaSat Inc
5.63%, 09 /15/2025
(f)
23,121 23,432
5.63%, 04 /15/2027
(f)
3,500 3,687
Vodafone Group PLC
7.00%, 04 /04/2079
(k)
2,500 2,896
USD Swap Semi-Annual 5 Year + 4.87%
West Corp
8.50%, 10 /15/2025
(f)
1,405 1,061
$ 210,303
Toys, Games & Hobbies - 0.13%
Mattel Inc
2.35%, 08 /15/2021 400 392
3.15%, 03 /15/2023 1,000 953
5.45%, 11 /01/2041 300 240
6.20%, 10 /01/2040 150 126
6.75%, 12 /31/2025
(f)
2,150 2,244
$ 3,955
Transportation - 0.13%
Kenan Advantage Group Inc/The
7.88%, 07 /31/2023
(f)
662 600
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11 /15/2021
(f)
665 542
Teekay Corp
9.25%, 11 /15/2022
(f)
250 259
Teekay Offshore Partners LP/ Teekay Offshore
Finance Corp
8.50%, 07 /15/2023
(f)
775 777

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
232
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Watco Cos LLC / Watco Finance Corp
6.38%, 04 /01/2023
(f)
$ 270 $ 275
XPO CNW Inc
6.70%, 05 /01/2034 347 347
XPO Logistics Inc
6.13%, 09 /01/2023
(f)
170 175
6.75%, 08 /15/2024
(f)
970 1,050
$ 4,025
Trucking & Leasing - 0.07%
AerCap Global Aviation Trust
6.50%, 06 /15/2045
(f),(k)
400 439
3 Month USD LIBOR + 4.30%
Fortress Transportation & Infrastructure Investors
LLC
6.50%, 10 /01/2025
(f)
535 540
6.75%, 03 /15/2022
(f)
1,150 1,197
$ 2,176
TOTAL BONDS $ 2,537,021
SENIOR FLOATING RATE INTERESTS
- 12.49%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 1.16%
Dexko Global Inc
10.35%, 07 /24/2025
(m)
$ 13,518 $ 13,416
US LIBOR + 8.25%
Panther BF Aggregator 2 LP
5.09%, 03 /18/2026
(m)
6,000 5,912
US LIBOR + 3.50%
Truck Hero Inc
10.09%, 05 /16/2025
(m)
18,532 16,864
US LIBOR + 8.25%
$ 36,192
Commercial Services - 0.59%
KUEHG Corp
10.44%, 08 /22/2025
(m)
9,046 8,978
US LIBOR + 8.25%
Learning Care Group US No 2 Inc
9.68%, 03 /13/2026
(m)
6,500 6,435
US LIBOR + 7.50%
Refinitiv US Holdings Inc
5.72%, 09 /18/2025
(m)
2,992 3,007
US LIBOR + 3.75%
$ 18,420
Computers - 0.61%
Flexential Intermediate Corp
9.38%, 07 /24/2025
(m)
15,795 11,254
US LIBOR + 7.25%
TierPoint LLC
9.09%, 05 /05/2025
(m)
9,255 7,700
US LIBOR + 7.25%
$ 18,954
Consumer Products - 0.04%
KIK Custom Products Inc
5.80%, 05 /15/2023
(m)
1,300 1,225
US LIBOR + 4.00%
Cosmetics & Personal Care - 0.44%
Wellness Merger Sub Inc
10.86%, 06 /27/2025
(m)
13,700 13,597
US LIBOR + 8.75%
Distribution & Wholesale - 0.12%
American Tire Distributors Inc
8.15%, 09 /01/2023
(m)
2,297 2,281
US LIBOR + 6.00%
9.62%, 08 /30/2024
(m)
1,520 1,359
US LIBOR + 7.50%
$ 3,640
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0.50%
Deliver Buyer Inc
7.10%, 05 /01/2024
(m)
$ 16,132 $ 15,567
US LIBOR + 5.00%
Engineering & Construction - 0.07%
Brand Industrial Services Inc
0.00%, 06 /21/2024
(m),(n)
2,090 2,027
US LIBOR + 4.25%
Entertainment - 0.43%
Circa Resort & Casino
10.04%, 07 /02/2025
(m)
13,420 13,353
US LIBOR + 8.00%
Environmental Control - 0.14%
Packers Holdings
6.27%, 12 /04/2024
(m)
4,358 4,286
Healthcare - Services - 2.07%
Aveanna Healthcare LLC
0.00%, 06 /04/2027
(m),(n)
16,920 16,180
US LIBOR + 8.75%
7.29%, 03 /18/2024
(m)
7,034 6,111
US LIBOR + 5.50%
9.87%, 03 /16/2025
(m)
6,940 6,636
US LIBOR + 8.00%
Civitas Solutions Inc
10.29%, 03 /08/2027
(m)
15,170 15,018
US LIBOR + 8.50%
Dentalcorp Perfect Smile ULC
5.79%, 06 /01/2025
(m)
3,990 3,894
US LIBOR + 3.75%
9.34%, 06 /01/2026
(m)
17,346 16,739
US LIBOR + 7.50%
$ 64,578
Insurance - 1.42%
Asurion LLC
8.41%, 08 /04/2025
(m)
20,000 20,080
US LIBOR + 6.50%
8.41%, 08 /04/2025
(m)
23,255 23,348
US LIBOR + 6.50%
USI Inc/NY
5.10%, 05 /16/2024
(m)
997 967
US LIBOR + 3.00%
$ 44,395
Internet - 0.70%
MH Sub I LLC
9.34%, 09 /15/2025
(m)
22,499 21,881
US LIBOR + 7.50%
Investment Companies - 0.24%
Masergy Holdings Inc
9.70%, 12 /16/2024
(m)
5,393 5,285
US LIBOR + 7.50%
Zest Acquisition Corp
9.68%, 03 /06/2026
(m)
2,580 2,335
US LIBOR + 7.50%
$ 7,620
Machinery - Diversified - 0.74%
Engineered Machinery Holdings Inc
9.43%, 07 /25/2025
(m)
16,681 16,400
US LIBOR + 7.25%
Howden
7.35%, 09 /25/2026
(m)
7,180 6,785
US LIBOR + 5.25%
$ 23,185
Mining - 0.35%
Aleris International Inc
0.00%, 02 /08/2023
(m),(n)
10,882 10,876
US LIBOR + 4.75%

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
233
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.61%
UTEX Industries Inc
5.06%, 05 /21/2021
(m)
$ 10,671 $ 8,164
US LIBOR + 4.00%
9.09%, 05 /22/2022
(m)
20,650 10,841
US LIBOR + 7.25%
$ 19,005
Pharmaceuticals - 0.64%
Change Healthcare Holdings LLC
4.35%, 03 /01/2024
(m)
1,949 1,936
US LIBOR + 2.50%
Lanai Holdings III Inc
6.68%, 08 /29/2022
(m)
3,178 2,848
US LIBOR + 4.75%
10.43%, 08 /14/2023
(m)
5,170 4,395
US LIBOR + 8.50%
Packaging Coordinators Midco Inc
10.86%, 06 /29/2024
(m)
10,740 10,740
US LIBOR + 8.75%
$ 19,919
Software - 1.62%
Ascend Learning LLC
5.04%, 07 /12/2024
(m)
8,097 8,033
US LIBOR + 3.00%
Dun & Bradstreet Corp/The
6.80%, 01 /30/2026
(m)
8,940 8,960
US LIBOR + 5.00%
Evergreen Skills Lux Sarl
6.96%, 04 /23/2021
(m)
10,790 8,581
US LIBOR + 4.75%
Greeneden US Holdings II LLC
5.22%, 12 /01/2023
(m)
5,436 5,304
US LIBOR + 3.25%
Sophia LP
5.35%, 09 /30/2022
(m)
3,989 3,984
US LIBOR + 3.25%
Vertafore Inc
5.29%, 07 /02/2025
(m)
5,487 5,305
US LIBOR + 3.25%
9.29%, 06 /04/2026
(m)
10,965 10,476
US LIBOR + 7.25%
$ 50,643
TOTAL SENIOR FLOATING RATE INTERESTS $ 389,363
Total Investments $ 3,079,548
Other Assets and Liabilities -  1.23% 38,262
TOTAL NET ASSETS - 100.00% $ 3,117,810
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) The value of these investments was determined using significant unobservable inputs.
(e) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $19,991 or
0.64% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,748,249 or 56.07% of net assets.
(g) Security purchased on a when-issued basis.
(h) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
( i ) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after October 31, 2019, at which time the interest rate will be determined.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 18.51%
Communications 16.48%
Consumer, Cyclical 13.77%
Financial 12.95%
Industrial 12.04%
Energy 7.62%
Technology 6.70%
Money Market Funds 4.83%
Basic Materials 4.77%
Utilities 1.03%
Diversified 0.07%
Other Assets and Liabilities
1.23%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 218,558 $ 2,060,802 $ 2,128,767 $ 150,593
$ 218,558 $ 2,060,802 $ 2,128,767 $ 150,593
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 2,5 2 8 $ — $ — $ —
$ 2,5 2 8 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
High Income Fund
October 31, 2019
See accompanying notes.
234
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
General Motors Co   0.00%, 12/01/2020 04/11/2013 $ — $ — 0.00%
General Motors Co   0.00%, 07/15/2033 04/11/2013 — — 0.00%
General Motors Co   0.00%, 03/06/2032 04/11/2013 — — 0.00%
General Motors Co   0.00%, 12/01/2020 04/11/2013 — — 0.00%
General Motors Co   0.00%, 09/01/2025 01/31/2013 — — 0.00%
General Motors Co   0.00%, 03/15/2036 01/31/2013 — — 0.00%
General Motors Co   0.00%, 05/01/2028 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2033 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2023 01/31/2013 — — 0.00%
Real Alloy Holding Inc   14.1%, 11/30/2023 05/31/2018 4,391 4,391 0.14%
Specialty Steel   12.59%, 11/15/2022 11/15/2017 8,680 8,680 0.28%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,378 0.14%
Uber Technologies Inc   8%, 11/01/2026 06/27/2019 - 08/01/2019 1,272 1,203 0.04%
Total $ 18,652 0.60%
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.33 N/A 5.00% Quarterly 12/20/2024 $ 49,000 $ 3,289 $ 220 $ 3,509
Total $ 3,289 $ 220 $ 3,509
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $49,000.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
October 31, 2019
See accompanying notes.
235
INVESTMENT COMPANIES - 7.12% Shares Held Value (000's)
Exchange-Traded Funds - 1.82%
SPDR Bloomberg Barclays High Yield Bond ETF 500,000 $ 54,095
Money Market Funds - 5.30%
BlackRock Liquidity FedFund 1.71%
(a),(b)
11,954,105 11,954
Principal Government Money Market Fund
1.65%
(a),(b),(c)
145,373,825 145,374
$ 157,328
TOTAL INVESTMENT COMPANIES $ 211,423
COMMON STOCKS - 0.17% Shares Held Value (000's)
Energy - Alternate Sources - 0.00%
Ogden Corp
( d),(e),(f)
5,000,000 —
Oil & Gas - 0.03%
Chaparral Energy Inc - A Shares
( d),(g)
986,642 925
Oil & Gas Services - 0.06%
Patterson-UTI Energy Inc 217,611 1,810
Retail - 0.08%
Claire's Holdings LLC
( d),(e),(f)
4,036 2,422
TOTAL COMMON STOCKS $ 5,157
PREFERRED STOCKS - 0.08% Shares Held Value (000's)
Agriculture - 0.02%
Pinnacle Operating Corp 0.00%
( d),(e),(f)
11,469,815 $ 608
Retail - 0.06%
Claire's Stores 0.00%
( d),(e),(f)
1,189 1,783
TOTAL PREFERRED STOCKS $ 2,391
BONDS - 82.10%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 3.06%
Air 2 US
8.63%, 10 /01/2020
(h)
$ 114 $ 115
BBA US Holdings Inc
4.00%, 03 /01/2028
(h),( i )
8,250 8,188
5.38%, 05 /01/2026
(h)
5,200 5,434
Bombardier Inc
7.50%, 03 /15/2025
(h)
25,055 23,937
TransDigm Inc
5.50%, 11 /15/2027
(h),( i )
9,945 9,912
6.25%, 03 /15/2026
(h)
12,880 13,798
7.50%, 03 /15/2027 7,840 8,418
Triumph Group Inc
6.25%, 09 /15/2024
(h)
175 184
7.75%, 08 /15/2025 20,825 20,825
$ 90,811
Agriculture - 0.19%
Pinnacle Operating Corp
9.00%, 05 /15/2023
(h)
16,469 5,599
Airlines - 0.06%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11 /01/2024 1,790 1,809
Automobile Manufacturers - 0.95%
Jaguar Land Rover Automotive PLC
3.50%, 03 /15/2020
(h)
7,400 7,381
Navistar International Corp
6.63%, 11 /01/2025
(h)
20,388 20,796
$ 28,177
Automobile Parts & Equipment - 0.52%
American Axle & Manufacturing Inc
6.25%, 04 /01/2025 8,740 8,423
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05 /15/2026
(h)
6,675 7,057
$ 15,480
Banks - 2.48%
Barclays PLC
4.84%, 05 /09/2028 7,865 8,397
5.09%, 06 /20/2030
(j)
6,395 6,950
3 Month USD LIBOR + 3.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
7.75%, 12 /31/2049
(j),(k)
$ 4,830 $ 5,144
USD Swap Semi-Annual 5 Year + 4.84%
CIT Group Inc
5.80%, 12 /31/2049
(g),(j),(k)
10,154 10,421
3 Month USD LIBOR + 3.97%
Deutsche Bank AG
4.30%, 05 /24/2028
(j)
7,350 6,963
USD Swap Semi-Annual 5 Year + 2.25%
Deutsche Bank AG/New York NY
3.30%, 11 /16/2022 7,680 7,696
Intesa Sanpaolo SpA
3.13%, 07 /14/2022
(h)
4,165 4,195
5.02%, 06 /26/2024
(h)
8,175 8,533
Lloyds Banking Group PLC
7.50%, 12 /31/2049
(j),(k)
4,450 4,896
USD Swap Semi-Annual 5 Year + 4.50%
Popular Inc
6.13%, 09 /14/2023 9,720 10,449
$ 73,644
Building Materials - 1.06%
BMC East LLC
5.50%, 10 /01/2024
(h)
14,620 15,205
Builders FirstSource Inc
6.75%, 06 /01/2027
(h)
6,895 7,481
Norbord Inc
5.75%, 07 /15/2027
(h)
8,625 8,927
$ 31,613
Chemicals - 2.52%
Aruba Investments Inc
8.75%, 02 /15/2023
(h)
15,278 15,293
Atotech Alpha 2 BV
8.75%, PIK 9.50%, 06/01/2023
(h ),( l),(m)
6,300 6,190
Blue Cube Spinco LLC
9.75%, 10 /15/2023 5,350 5,831
CF Industries Inc
5.15%, 03 /15/2034 6,510 6,901
Consolidated Energy Finance SA
6.50%, 05 /15/2026
(h)
13,785 13,268
6.88%, 06 /15/2025
(h)
20,910 20,283
NOVA Chemicals Corp
5.25%, 06 /01/2027
(h)
6,830 7,018
$ 74,784
Commercial Services - 2.56%
Ahern Rentals Inc
7.38%, 05 /15/2023
(h)
17,235 13,960
GW B-CR Security Corp
9.50%, 11 /01/2027
(g),(h)
14,030 14,416
Refinitiv US Holdings Inc
6.25%, 05 /15/2026
(h)
11,680 12,687
8.25%, 11 /15/2026
(h)
4,745 5,326
Tms International Holding Corp
7.25%, 08 /15/2025
(h)
11,135 9,214
United Rentals North America Inc
4.63%, 10 /15/2025 6,135 6,273
4.88%, 01 /15/2028 2,815 2,907
5.25%, 01 /15/2030 2,595 2,728
5.88%, 09 /15/2026 2,720 2,882
6.50%, 12 /15/2026 5,225 5,656
$ 76,049
Computers - 1.47%
Dell International LLC / EMC Corp
4.90%, 10 /01/2026
(h)
24,475 26,555
7.13%, 06 /15/2024
(h)
16,025 16,991
$ 43,546
Consumer Products - 0.95%
Prestige Brands Inc
6.38%, 03 /01/2024
(h)
9,095 9,493

Schedule of Investments
High Yield Fund
October 31, 2019
See accompanying notes.
236
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Spectrum Brands Inc
5.00%, 10 /01/2029
(h)
$ 10,090 $ 10,329
5.75%, 07 /15/2025 8,205 8,554
$ 28,376
Distribution & Wholesale - 1.05%
American Builders & Contractors Supply Co Inc
4.00%, 01 /15/2028
(h)
16,585 16,543
5.75%, 12 /15/2023
(h)
7,220 7,426
5.88%, 05 /15/2026
(h)
6,930 7,279
$ 31,248
Diversified Financial Services - 3.39%
AerCap Holdings NV
5.88%, 10 /10/2079
(j)
11,870 12,404
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Avation Capital SA
6.50%, 05 /15/2021
(h)
5,900 6,151
Credit Acceptance Corp
6.13%, 02 /15/2021 12,090 12,120
6.63%, 03 /15/2026
(h)
3,410 3,623
7.38%, 03 /15/2023 8,140 8,415
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(h ),( l),(m)
13,135 13,443
Navient Corp
6.13%, 03 /25/2024 5,490 5,739
6.63%, 07 /26/2021 4,245 4,484
6.75%, 06 /15/2026 10,840 11,328
Springleaf Finance Corp
6.63%, 01 /15/2028 2,730 3,023
6.88%, 03 /15/2025 17,710 20,056
$ 100,786
Electric - 1.97%
Elwood Energy LLC
8.16%, 07 /05/2026 5,371 5,831
Indiantown Cogeneration LP
9.77%, 12 /15/2020 673 695
NextEra Energy Operating Partners LP
4.25%, 07 /15/2024
(h)
7,190 7,386
NRG Energy Inc
5.25%, 06 /15/2029
(h)
3,570 3,829
6.63%, 01 /15/2027 3,460 3,750
7.25%, 05 /15/2026 8,070 8,837
Vistra Energy Corp
8.13%, 01 /30/2026
(h)
1,840 1,973
Vistra Operations Co LLC
5.00%, 07 /31/2027
(h)
5,765 5,952
5.50%, 09 /01/2026
(h)
10,735 11,344
5.63%, 02 /15/2027
(h)
8,335 8,835
$ 58,432
Electrical Components & Equipment - 0.52%
Energizer Holdings Inc
5.50%, 06 /15/2025
(h)
7,180 7,449
6.38%, 07 /15/2026
(h)
7,407 7,898
$ 15,347
Electronics - 0.31%
Sensata Technologies BV
5.00%, 10 /01/2025
(h)
6,405 6,902
Sensata Technologies Inc
4.38%, 02 /15/2030
(h)
2,440 2,457
$ 9,359
Entertainment - 4.28%
Boyne USA Inc
7.25%, 05 /01/2025
(h)
10,180 11,122
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10 /15/2025
(h)
18,190 18,622
CCM Merger Inc
6.00%, 03 /15/2022
(h)
14,575 14,921
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Eldorado Resorts Inc
6.00%, 04 /01/2025 $ 3,340 $ 3,511
6.00%, 09 /15/2026 14,030 15,380
Enterprise Development Authority/The
12.00%, 07 /15/2024
(h)
14,350 15,713
International Game Technology PLC
6.25%, 01 /15/2027
(h)
2,030 2,269
6.50%, 02 /15/2025
(h)
11,815 13,130
Lions Gate Capital Holdings LLC
5.88%, 11 /01/2024
(h)
2,545 2,399
6.38%, 02 /01/2024
(h)
8,885 8,469
Live Nation Entertainment Inc
4.75%, 10 /15/2027
(h)
6,080 6,339
Scientific Games International Inc
10.00%, 12 /01/2022 2,236 2,300
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10 /01/2029
(h)
12,320 12,874
$ 127,049
Environmental Control - 0.45%
Stericycle Inc
5.38%, 07 /15/2024
(h)
12,870 13,385
Food - 3.55%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
5.88%, 02 /15/2028
(h)
1,555 1,660
6.63%, 06 /15/2024 1,500 1,573
7.50%, 03 /15/2026
(h)
17,225 19,141
B&G Foods Inc
5.25%, 09 /15/2027
(g)
6,710 6,693
Ingles Markets Inc
5.75%, 06 /15/2023 15,890 16,208
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06 /15/2025
(h)
14,775 15,348
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04 /15/2029
(h)
15,915 17,706
Post Holdings Inc
5.00%, 08 /15/2026
(h)
21,625 22,492
5.75%, 03 /01/2027
(h)
4,490 4,780
$ 105,601
Forest Products & Paper - 0.21%
Sappi Papier Holding GmbH
7.50%, 06 /15/2032
(h)
5,985 6,209
Healthcare - Products - 0.05%
Hill-Rom Holdings Inc
4.38%, 09 /15/2027
(h)
1,580 1,627
Healthcare - Services - 3.60%
AHP Health Partners Inc
9.75%, 07 /15/2026
(h)
7,155 7,710
Centene Corp
4.75%, 05 /15/2022 2,695 2,752
5.38%, 06 /01/2026
(h)
1,455 1,540
6.13%, 02 /15/2024 9,525 9,903
Charles River Laboratories International Inc
4.25%, 05 /01/2028
(h)
2,660 2,710
HCA Inc
4.75%, 05 /01/2023 2,610 2,794
5.00%, 03 /15/2024 14,905 16,244
5.50%, 06 /15/2047 6,070 6,943
5.88%, 02 /01/2029 9,215 10,447
Tenet Healthcare Corp
4.63%, 07 /15/2024 13,860 14,276
5.13%, 11 /01/2027
(h)
9,650 10,036
WellCare Health Plans Inc
5.25%, 04 /01/2025 20,745 21,711
$ 107,066

Schedule of Investments
High Yield Fund
October 31, 2019
See accompanying notes.
237
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 3.40%
Century Communities Inc
5.88%, 07 /15/2025 $ 6,775 $ 7,046
6.75%, 06 /01/2027
(h)
7,280 7,790
Forestar Group Inc
8.00%, 04 /15/2024
(h)
8,550 9,191
Installed Building Products Inc
5.75%, 02 /01/2028
(h)
5,576 5,858
KB Home
6.88%, 06 /15/2027 2,925 3,334
7.63%, 05 /15/2023 6,670 7,579
Lennar Corp
4.50%, 04 /30/2024 4,537 4,798
4.75%, 11 /15/2022 7,561 7,958
4.88%, 12 /15/2023 5,060 5,414
LGI Homes Inc
6.88%, 07 /15/2026
(h)
13,710 14,190
Taylor Morrison Communities Inc
5.75%, 01 /15/2028
(h)
5,305 5,875
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03 /01/2024
(h)
8,500 9,169
Williams Scotsman International Inc
6.88%, 08 /15/2023
(h)
3,500 3,675
7.88%, 12 /15/2022
(h)
8,685 9,054
$ 100,931
Insurance - 2.26%
Acrisure LLC / Acrisure Finance Inc
8.13%, 02 /15/2024
(h)
8,020 8,509
AssuredPartners Inc
7.00%, 08 /15/2025
(h)
7,725 7,696
CNO Financial Group Inc
5.25%, 05 /30/2029 6,175 6,810
Voya Financial Inc
5.65%, 05 /15/2053
(j)
41,657 44,052
3 Month USD LIBOR + 3.58%
$ 67,067
Internet - 1.17%
Netflix Inc
4.38%, 11 /15/2026 14,505 14,763
5.38%, 11 /15/2029
(h)
2,440 2,568
Zayo Group LLC / Zayo Capital Inc
6.00%, 04 /01/2023 16,915 17,398
$ 34,729
Investment Companies - 0.72%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
6.25%, 02 /01/2022 5,585 5,718
6.25%, 05 /15/2026 8,515 9,026
6.38%, 12 /15/2025 6,240 6,552
$ 21,296
Iron & Steel - 0.92%
AK Steel Corp
6.38%, 10 /15/2025
(g)
12,870 10,618
7.50%, 07 /15/2023 5,570 5,584
7.63%, 10 /01/2021 2,465 2,411
Commercial Metals Co
4.88%, 05 /15/2023 8,468 8,743
$ 27,356
Lodging - 1.53%
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp
6.75%, 11 /15/2021
(h)
15,360 15,686
MGM China Holdings Ltd
5.88%, 05 /15/2026
(h)
8,220 8,693
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05 /15/2027
(h)
$ 15,135 $ 15,778
5.50%, 03 /01/2025
(h)
5,050 5,366
$ 45,523
Machinery - Diversified - 0.47%
Cloud Crane LLC
10.13%, 08 /01/2024
(h)
13,355 14,106
Media - 10.12%
Altice Financing SA
6.63%, 02 /15/2023
(h)
15,100 15,511
Altice Finco SA
8.13%, 01 /15/2024
(h)
11,525 11,885
Altice Luxembourg SA
7.63%, 02 /15/2025
(h)
10,065 10,379
10.50%, 05 /15/2027
(h)
7,205 8,151
AMC Networks Inc
4.75%, 08 /01/2025 11,380 11,479
5.00%, 04 /01/2024 7,435 7,573
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05 /01/2023
(h)
34,210 35,022
5.38%, 06 /01/2029
(h)
9,270 9,896
5.50%, 05 /01/2026
(h)
5,995 6,317
CSC Holdings LLC
5.50%, 04 /15/2027
(h)
3,195 3,387
5.75%, 01 /15/2030
(h)
6,840 7,190
6.50%, 02 /01/2029
(h)
15,588 17,410
6.63%, 10 /15/2025
(h)
4,225 4,500
7.50%, 04 /01/2028
(h)
2,872 3,238
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08 /15/2026
(h)
5,970 6,239
6.63%, 08 /15/2027
(g),(h)
10,185 10,490
DISH DBS Corp
5.88%, 07 /15/2022 12,915 13,507
5.88%, 11 /15/2024 7,095 7,113
7.75%, 07 /01/2026 8,255 8,328
LCPR Senior Secured Financing DAC
6.75%, 10 /15/2027
(h)
6,080 6,240
Meredith Corp
6.88%, 02 /01/2026 24,365 25,114
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02 /15/2025
(h)
3,925 3,964
6.88%, 02 /15/2023
(h)
4,515 4,617
UPC Holding BV
5.50%, 01 /15/2028
(h)
21,570 22,001
Virgin Media Finance PLC
5.75%, 01 /15/2025
(h)
6,897 7,104
6.00%, 10 /15/2024
(h)
2,940 3,032
Ziggo Bond Co BV
5.88%, 01 /15/2025
(h)
855 881
6.00%, 01 /15/2027
(h)
14,620 15,278
Ziggo BV
5.50%, 01 /15/2027
(h)
14,095 14,870
$ 300,716
Metal Fabrication & Hardware - 0.41%
Advanced Drainage Systems Inc
5.00%, 09 /30/2027
(h)
5,810 5,941
Park-Ohio Industries Inc
6.63%, 04 /15/2027 6,640 6,374
$ 12,315
Mining - 1.75%
Constellium SE
6.63%, 03 /01/2025
(h)
5,550 5,809
First Quantum Minerals Ltd
6.50%, 03 /01/2024
(h)
1,790 1,749
7.25%, 04 /01/2023
(h)
3,880 3,892
7.50%, 04 /01/2025
(h)
4,635 4,641

Schedule of Investments
High Yield Fund
October 31, 2019
See accompanying notes.
238
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Hudbay Minerals Inc
7.63%, 01 /15/2025
(h)
$ 11,435 $ 11,642
IAMGOLD Corp
7.00%, 04 /15/2025
(h)
13,415 13,851
Midwest Vanadium Pty Ltd
0.00%, 02 /15/2018
(d),(h)
10,465 30
Taseko Mines Ltd
8.75%, 06 /15/2022
(h)
11,715 10,309
$ 51,923
Oil & Gas - 4.59%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11 /01/2026
(h)
6,360 4,865
10.00%, 04 /01/2022
(h)
8,256 7,813
Brazos Valley Longhorn LLC / Brazos Valley
Longhorn Finance Corp
6.88%, 02 /01/2025 10,535 8,270
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11 /15/2019
(d),(e),(f)
11,835 —
CrownRock LP / CrownRock Finance Inc
5.63%, 10 /15/2025
(h)
9,680 9,462
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01 /30/2026
(h)
7,665 7,895
EP Energy LLC / Everest Acquisition Finance Inc
0.00%, 05 /15/2026
(d),(h)
14,700 10,216
Extraction Oil & Gas Inc
7.38%, 05 /15/2024
(h)
6,600 2,706
Gulfport Energy Corp
6.38%, 05 /15/2025 16,640 10,067
Nabors Industries Inc
5.75%, 02 /01/2025 8,415 6,272
Oasis Petroleum Inc
6.25%, 05 /01/2026
(g),(h)
12,165 8,272
6.88%, 01 /15/2023
(g)
235 203
Parkland Fuel Corp
5.88%, 07 /15/2027
(h)
10,780 11,409
Sanchez Energy Corp
0.00%, 02 /15/2023
(d),(h)
4,840 3,291
SM Energy Co
6.63%, 01 /15/2027
(g)
8,345 7,031
Southwestern Energy Co
7.75%, 10 /01/2027
(g)
14,815 12,741
Sunoco LP / Sunoco Finance Corp
4.88%, 01 /15/2023 10,615 10,894
5.50%, 02 /15/2026 8,170 8,447
Ultra Resources Inc
6.88%, 04 /15/2022
(h)
7,440 744
Unit Corp
6.63%, 05 /15/2021 8,600 5,676
$ 136,274
Oil & Gas Services - 0.12%
Calfrac Holdings LP
8.50%, 06 /15/2026
(h)
8,080 3,467
Packaging & Containers - 3.65%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08 /15/2026
(h)
3,015 3,048
5.25%, 08 /15/2027
(h)
6,155 6,309
6.00%, 02 /15/2025
(h)
9,265 9,728
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02 /01/2026 8,490 8,909
Crown Cork & Seal Co Inc
7.38%, 12 /15/2026 16,099 19,319
Flex Acquisition Co Inc
6.88%, 01 /15/2025
(h)
16,630 15,591
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co
7.25%, 04 /15/2025
(h)
$ 22,130 $ 21,162
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07 /15/2023
(h)
15,260 15,656
5.50%, 07 /15/2021
(h)
6,620 6,636
3 Month USD LIBOR + 3.50%
7.00%, 07 /15/2024
(h)
1,950 2,018
$ 108,376
Pharmaceuticals - 0.57%
Bausch Health Americas Inc
8.50%, 01 /31/2027
(h)
12,710 14,263
Par Pharmaceutical Inc
7.50%, 04 /01/2027
(h)
2,810 2,670
$ 16,933
Pipelines - 3.48%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09 /15/2024 5,790 4,791
5.75%, 03 /01/2027
(h)
9,965 7,411
Buckeye Partners LP
3.95%, 12 /01/2026 6,905 6,382
4.13%, 12 /01/2027 6,220 5,752
5.85%, 11 /15/2043 1,860 1,608
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05 /01/2027
(h)
14,640 14,732
Global Partners LP / GLP Finance Corp
7.00%, 06 /15/2023 9,225 9,532
Hess Infrastructure Partners LP / Hess
Infrastructure Partners Finance Corp
5.63%, 02 /15/2026
(h)
10,520 11,007
NuStar Logistics LP
5.63%, 04 /28/2027 10,009 10,409
6.00%, 06 /01/2026 2,835 3,030
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04 /15/2025 9,965 7,723
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04 /15/2026 6,382 6,662
6.50%, 07 /15/2027
(h)
9,407 10,066
6.88%, 01 /15/2029
(h)
3,867 4,181
$ 103,286
REITs - 0.58%
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07 /15/2024
(h)
7,400 7,779
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
5.63%, 05 /01/2024 8,640 9,515
$ 17,294
Retail - 1.93%
1011778 BC ULC / New Red Finance Inc
5.00%, 10 /15/2025
(h)
14,895 15,267
Claire's Stores Escrow - GCB
0.00%, 03 /15/2019
(d),(e),(f)
6,962 —
Golden Nugget Inc
6.75%, 10 /15/2024
(h)
15,595 16,064
IRB Holding Corp
6.75%, 02 /15/2026
(h)
10,450 10,633
Yum! Brands Inc
4.75%, 01 /15/2030
(h)
14,555 15,265
$ 57,229

Schedule of Investments
High Yield Fund
October 31, 2019
See accompanying notes.
239
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 06 /15/2011
(d),(e),(f)
$ 3,500 $ —
0.00%, 01 /15/2013
(d)
3,000 —
0.00%, 01 /15/2015
(d),(e),(f)
2,000 —
3 Month USD LIBOR + 0.65%
$ —
Semiconductors - 0.41%
Sensata Technologies UK Financing Co PLC
6.25%, 02 /15/2026
(h)
11,500 12,298
Software - 0.43%
Epicor Software Corp
9.35%, 06 /30/2023
(h)
5,658 5,632
3 Month USD LIBOR + 7.25%
Open Text Corp
5.88%, 06 /01/2026
(h)
6,635 7,074
$ 12,706
Telecommunications - 6.44%
Altice France SA/France
5.50%, 01 /15/2028
(h)
6,670 6,795
8.13%, 02 /01/2027
(h)
11,545 12,801
Embarq Corp
8.00%, 06 /01/2036 14,230 14,088
GTT Communications Inc
7.88%, 12 /31/2024
(h)
8,560 4,986
Intelsat Jackson Holdings SA
5.50%, 08 /01/2023 24,740 23,132
8.00%, 02 /15/2024
(h)
3,235 3,323
Level 3 Financing Inc
5.13%, 05 /01/2023 4,440 4,495
5.38%, 01 /15/2024 6,895 7,033
Level 3 Parent LLC
5.75%, 12 /01/2022 5,470 5,484
Sprint Capital Corp
8.75%, 03 /15/2032 6,850 8,353
Sprint Communications Inc
6.00%, 11 /15/2022 13,755 14,546
7.00%, 08 /15/2020 7,000 7,211
Sprint Corp
7.13%, 06 /15/2024 8,840 9,591
7.63%, 03 /01/2026 3,110 3,440
7.88%, 09 /15/2023 14,995 16,551
Telecom Italia Capital SA
6.38%, 11 /15/2033 3,120 3,439
Telecom Italia SpA /Milano
5.30%, 05 /30/2024
(h)
13,065 13,980
T-Mobile USA Inc
0.00%, 04 /15/2022
(d),(e),(f)
6,740 —
0.00%, 01 /15/2024
(d),(e),(f)
4,025 —
0.00%, 04 /15/2024
(d),(e),(f)
4,245 —
0.00%, 04 /15/2025
(d),(e),(f)
13,770 —
0.00%, 01 /15/2026
(d),(e),(f)
11,120 —
0.00%, 02 /01/2026
(d),(e),(f)
3,515 —
4.00%, 04 /15/2022 1,740 1,796
5.13%, 04 /15/2025 13,770 14,308
6.50%, 01 /15/2024 4,025 4,181
6.50%, 01 /15/2026 11,120 11,899
$ 191,432
Transportation - 1.46%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01 /15/2022
(d)
18,905 6,428
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11 /15/2021
(h)
25,690 20,937
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01 /15/2022
(h)
9,350 5,423
11.25%, 08 /15/2022
(h)
6,870 4,843
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05 /01/2022
(g),(h)
$ 5,690 $ 5,605
$ 43,236
Trucking & Leasing - 0.49%
DAE Funding LLC
4.50%, 08 /01/2022
(h)
5,235 5,330
5.75%, 11 /15/2023
(h)
8,890 9,313
$ 14,643
TOTAL BONDS $ 2,439,133
CONVERTIBLE BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Food - 0.00%
Fresh Express Delivery Holding Group Co Ltd
0.00%, 11 /09/2009
(d),(e),(f)
HKD 46,500 —
0.00%, 10 /18/2010
(d),(e),(f)
CNY 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 8.38%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.28%
Navistar Inc
5.43%, 11 /06/2024
(n)
$ 8,389 $ 8,289
US LIBOR + 3.00%
Commercial Services - 0.21%
Garda World Security Corp
0.00%, 10 /23/2026
(n),(o)
4,220 4,194
US LIBOR + 4.75%
Refinitiv US Holdings Inc
5.54%, 09 /18/2025
(n)
2,063 2,073
US LIBOR + 3.00%
$ 6,267
Computers - 0.39%
McAfee LLC
10.30%, 09 /29/2025
(n)
11,392 11,432
US LIBOR + 3.25%
Consumer Products - 0.18%
Prestige Brands Inc
3.79%, 01 /26/2024
(n)
5,349 5,353
US LIBOR + 2.00%
Diversified Financial Services - 0.38%
Russell Investments US Institutional Holdco Inc
5.04%, 06 /01/2023
(n)
11,665 11,307
US LIBOR + 2.00%
Electrical Components & Equipment - 0.04%
Energizer Holdings Inc
4.31%, 12 /17/2025
(n)
1,098 1,096
US LIBOR + 4.50%
Entertainment - 0.49%
Eldorado Resorts Inc
4.21%, 04 /17/2024
(n)
9,998 9,981
US LIBOR + 3.00%
Lions Gate Capital Holdings LLC
4.04%, 03 /24/2025
(n)
4,863 4,705
US LIBOR + 2.00%
$ 14,686
Environmental Control - 0.27%
Filtration Group Corp
4.79%, 03 /31/2025
(n)
8,070 8,056
US LIBOR + 1.75%
Food - 0.35%
Bellring Brands LLC
6.79%, 10 /10/2024
(n)
9,970 9,939
US LIBOR + 5.00%

Schedule of Investments
High Yield Fund
October 31, 2019
See accompanying notes.
240
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Post Holdings Inc
3.83%, 05 /24/2024
(n)
$ 313 $ 314
US LIBOR + 3.00%
$ 10,253
Healthcare - Products - 0.05%
Agiliti Health Inc
5.06%, 01 /04/2026
(n)
1,393 1,388
US LIBOR + 3.75%
Healthcare - Services - 0.49%
RegionalCare Hospital Partners Holdings Inc
6.30%, 11 /14/2025
(n)
14,674 14,629
US LIBOR + 4.50%
Insurance - 0.59%
Asurion LLC
4.79%, 11 /03/2023
(n)
5,123 5,128
US LIBOR + 7.25%
8.29%, 08 /04/2025
(n)
1,085 1,089
US LIBOR + 3.25%
Genworth Holdings Inc
6.32%, 03 /07/2023
(n)
11,479 11,451
US LIBOR + 3.50%
$ 17,668
Lodging - 0.32%
Golden Nugget LLC
4.69%, 10 /04/2023
(n)
3,073 3,064
US LIBOR + 2.25%
Marriott Ownership Resorts Inc
4.04%, 08 /29/2025
(n)
6,421 6,446
US LIBOR + 1.75%
$ 9,510
Media - 0.22%
CSC Holdings LLC
4.53%, 04 /15/2027
(n)
3,195 3,189
US LIBOR + 2.50%
Diamond Sports Group LLC
5.08%, 07 /17/2026
(n)
3,245 3,257
US LIBOR + 3.50%
$ 6,446
Oil & Gas - 0.46%
California Resources Corp
6.55%, 12 /31/2022
(n)
7,570 6,476
US LIBOR + 3.50%
12.17%, 12 /31/2021
(n)
10,680 7,049
US LIBOR + 5.00%
$ 13,525
Packaging & Containers - 0.10%
Mauser Packaging Solutions Holding Co
5.23%, 04 /03/2024
(n)
2,965 2,882
US LIBOR + 8.50%
Pharmaceuticals - 1.37%
Bausch Health Americas Inc
4.67%, 11 /14/2025
(n)
9,673 9,681
US LIBOR + 8.75%
4.92%, 05 /19/2025
(n)
21,748 21,818
US LIBOR + 7.50%
Endo International PLC
6.06%, 04 /29/2024
(n)
9,932 9,118
US LIBOR + 4.00%
$ 40,617
Pipelines - 0.20%
Hercules Merger Sub LLC
0.00%, 11 /15/2026
(n),(o)
6,045 6,072
US LIBOR + 2.75%
Retail - 0.85%
Academy Ltd
6.02%, 07 /01/2022
(n)
11,549 7,722
US LIBOR + 4.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Claire's Stores Inc
0.75%, 10 /12/2022
(n)
$ 192 $ 191
US LIBOR + 1.75%
9.19%, 10 /12/2038
(n)
638 1,117
US LIBOR + 7.50%
IRB Holding Corp
5.22%, 01 /17/2025
(n)
6,113 6,059
US LIBOR + 2.75%
PetSmart Inc
5.93%, 03 /11/2022
(n)
10,532 10,253
US LIBOR + 8.00%
$ 25,342
Software - 0.09%
Cerence Inc
8.03%, 09 /30/2024
(n)
3,000 2,814
US LIBOR + 6.00%
Telecommunications - 1.05%
Avaya Inc
6.17%, 12 /16/2024
(n)
11,848 11,278
US LIBOR + 6.00%
Level 3 Parent LLC
3.98%, 02 /22/2024
(n)
5,125 5,129
US LIBOR + 3.75%
Maxar Technologies Ltd
4.85%, 10 /05/2024
(n)
16,835 14,850
US LIBOR + 4.25%
$ 31,257
TOTAL SENIOR FLOATING RATE INTERESTS $ 248,889
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.51%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2.51%
1.50%, 09 /30/2024 $ 35,000 $ 34,952
1.63%, 08 /15/2029 40,000 39,761
$ 74,713
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 74,713
Total Investments $ 2,981,706
Other Assets and Liabilities -  (0.36)% (10,724)
TOTAL NET ASSETS - 100.00% $ 2,970,982
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $29,454 or 0.99 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4,813 or 0.16%
of net assets.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,503,093 or 50.59% of net assets.
( i ) Security purchased on a when-issued basis.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
High Yield Fund
October 31, 2019
See accompanying notes.
241
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after October 31, 2019, at which time the interest rate will be determined.
Portfolio Summary  ( unaudited)
Sector Percent
Communications 19.00%
Consumer, Cyclical 15.80%
Consumer, Non-cyclical 14.14%
Industrial 12.29%
Financial 10.40%
Energy 8.94%
Basic Materials 5.40%
Money Market Funds 5.30%
Technology 2.79%
Government 2.51%
Utilities 1.97%
Investment Companies 1.82%
Other Assets and Liabilities
(0.36)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 12,827 $ 1,376,930 $ 1,244,383 $ 145,374
$ 12,827 $ 1,376,930 $ 1,244,383 $ 145,374
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 1,6 82 $ — $ — $ —
$ 1,6 82 $ — $ — $ —
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.33 N/A 5.00% Quarterly 12/20/2024 $ 75,000 $ 5,618 $ (247) $ 5,371
Total $ 5,618 $ (247) $ 5,371
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $75,000.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Income Fund
October 31, 2019
See accompanying notes.
242
INVESTMENT COMPANIES - 15.99% Shares Held Value (000's)
Money Market Funds - 15.99%
BlackRock Liquidity FedFund 1.71%
(a),(b)
2,233,300 $ 2,233
Principal Government Money Market Fund
1.65%
(a),(b),(c)
1,067,367,651 1,067,368
$ 1,069,601
TOTAL INVESTMENT COMPANIES $ 1,069,601
COMMON STOCKS - 0.43% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Adelphia Recovery Trust
( d),(e),(f)
658,740 1
Transportation - 0.43%
Trailer Bridge Inc
( d),(e),(f),(g)
178,279 28,997
TOTAL COMMON STOCKS $ 28,998
BONDS - 54.91%
Principal
Amount (000's) Value (000's)
Airlines - 0.25%
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02 /15/2027 $ 7,248 $ 7,813
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11 /01/2033 9,000 9,055
$ 16,868
Apparel - 0.21%
Under Armour Inc
3.25%, 06 /15/2026 14,750 14,242
Automobile Floor Plan Asset Backed Securities - 1.42%
Ally Master Owner Trust
2.34%, 06 /15/2022 16,000 16,024
1.00 x 1 Month USD LIBOR + 0.43%
Ford Credit Floorplan Master Owner Trust A
2.31%, 10 /15/2023 1,000 999
1.00 x 1 Month USD LIBOR + 0.40%
2.51%, 09 /15/2024 40,000 40,100
1.00 x 1 Month USD LIBOR + 0.60%
Navistar Financial Dealer Note Master Owner
Trust II
2.45%, 09 /25/2023
(h)
6,750 6,756
1.00 x 1 Month USD LIBOR + 0.63%
2.46%, 05 /25/2024
(h)
14,000 14,004
1.00 x 1 Month USD LIBOR + 0.64%
Nissan Master Owner Trust Receivables
2.47%, 02 /15/2024 17,000 17,063
1.00 x 1 Month USD LIBOR + 0.56%
$ 94,946
Automobile Manufacturers - 0.23%
American Honda Finance Corp
2.30%, 09 /09/2026 4,750 4,765
3.80%, 09 /20/2021
(h)
10,000 10,361
$ 15,126
Banks - 12.23%
Bank of America Corp
2.46%, 10 /22/2025
( i )
32,000 32,172
3 Month USD LIBOR + 0.87%
2.88%, 04 /24/2023
( i )
15,000 15,258
3 Month USD LIBOR + 1.02%
3.19%, 07 /23/2030
( i )
5,000 5,163
3 Month USD LIBOR + 1.18%
3.88%, 08 /01/2025 7,000 7,549
3.97%, 02 /07/2030
( i )
8,000 8,730
3 Month USD LIBOR + 1.21%
6.75%, 06 /01/2028
(j)
2,000 2,534
Bank of New York Mellon Corp/The
2.10%, 10 /24/2024 50,000 50,198
2.20%, 08 /16/2023 9,500 9,555
2.60%, 08 /17/2020 9,500 9,552
2.80%, 05 /04/2026 5,000 5,158
3.00%, 10 /30/2028 7,000 7,277
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Branch Banking & Trust Co
2.64%, 09 /17/2029
( i )
$ 52,000 $ 51,864
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
Citigroup Inc
2.98%, 11 /05/2030
( i ),(k)
51,000 51,430
United States Secured Overnight Financing
Rate + 1.42%
3.88%, 03 /26/2025 20,900 22,091
4.45%, 09 /29/2027 8,000 8,801
4.50%, 01 /14/2022 4,900 5,152
Cullen/Frost Bankers Inc
4.50%, 03 /17/2027 11,000 11,767
Fifth Third Bancorp
2.38%, 01 /28/2025 57,000 57,268
2.60%, 06 /15/2022 10,000 10,114
3.65%, 01 /25/2024 11,750 12,394
Goldman Sachs Group Inc/The
3.50%, 11 /16/2026 9,000 9,377
3.63%, 01 /22/2023 4,000 4,181
3.81%, 04 /23/2029
( i )
10,000 10,615
3 Month USD LIBOR + 1.16%
5.25%, 07 /27/2021 13,000 13,704
5.38%, 03 /15/2020 1,800 1,822
JPMorgan Chase & Co
2.74%, 10 /15/2030
( i )
29,000 28,925
United States Secured Overnight Financing
Rate + 1.51%
3.25%, 09 /23/2022 5,000 5,173
3.63%, 05 /13/2024 15,900 16,909
3.90%, 07 /15/2025 5,000 5,390
5.41%, 04 /29/2049
(l)
3,911 3,934
3 Month USD LIBOR + 3.47%
KeyCorp
2.55%, 10 /01/2029 50,000 48,941
Morgan Stanley
2.65%, 01 /27/2020 5,000 5,008
2.72%, 07 /22/2025
( i )
3,500 3,549
United States Secured Overnight Financing
Rate + 1.15%
3.95%, 04 /23/2027 10,000 10,653
4.00%, 07 /23/2025 5,000 5,423
4.88%, 11 /01/2022 2,000 2,145
5.50%, 07 /28/2021 5,900 6,242
6.25%, 08 /09/2026 750 912
PNC Bank NA
2.70%, 10 /22/2029 53,000 53,191
2.95%, 02 /23/2025 10,000 10,371
3.10%, 10 /25/2027 4,750 5,004
PNC Financial Services Group Inc/The
6.75%, 07 /29/2049
( i ),(l)
19,800 21,109
3 Month USD LIBOR + 3.68%
SunTrust Bank/Atlanta GA
2.75%, 05 /01/2023 21,000 21,410
3.30%, 05 /15/2026 5,000 5,232
SunTrust Banks Inc
2.70%, 01 /27/2022 9,500 9,630
US Bancorp
2.95%, 07 /15/2022 5,000 5,132
3.00%, 03 /15/2022 2,000 2,051
3.00%, 07 /30/2029 6,000 6,218
3.15%, 04 /27/2027 1,800 1,905
3.60%, 09 /11/2024 9,750 10,369
3.90%, 04 /26/2028 5,000 5,628
4.13%, 05 /24/2021 3,000 3,100
US Bank NA/Cincinnati OH
2.80%, 01 /27/2025 5,000 5,187

Schedule of Investments
Income Fund
October 31, 2019
See accompanying notes.
243
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
2.41%, 10 /30/2025
( i )
$ 30,000 $ 30,025
3 Month USD LIBOR + 0.83%
2.88%, 10 /30/2030
( i )
30,000 30,096
3 Month USD LIBOR + 1.17%
3.07%, 01 /24/2023 16,000 16,314
5.89%, 12 /31/2049
(l)
9,032 9,145
3 Month USD LIBOR + 3.77%
$ 818,047
Beverages - 0.49%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02 /01/2036 12,000 13,933
Anheuser-Busch InBev Worldwide Inc
2.50%, 07 /15/2022 6,677 6,803
4.90%, 01 /23/2031 10,000 12,003
$ 32,739
Biotechnology - 1.09%
Amgen Inc
3.63%, 05 /15/2022 5,000 5,174
3.88%, 11 /15/2021 13,900 14,373
Celgene Corp
3.45%, 11 /15/2027 5,500 5,880
3.90%, 02 /20/2028 10,500 11,536
Gilead Sciences Inc
3.50%, 02 /01/2025 4,750 5,045
3.65%, 03 /01/2026 18,900 20,323
4.40%, 12 /01/2021 9,900 10,343
$ 72,674
Chemicals - 1.12%
Air Liquide Finance SA
2.25%, 09 /10/2029
(h)
20,000 19,532
Airgas Inc
2.38%, 02 /15/2020 7,000 7,004
3.65%, 07 /15/2024 6,750 7,185
Westlake Chemical Corp
3.60%, 08 /15/2026 40,000 41,505
$ 75,226
Commercial Services - 0.37%
ERAC USA Finance LLC
3.30%, 10 /15/2022
(h)
7,000 7,221
4.50%, 08 /16/2021
(h)
6,000 6,259
7.00%, 10 /15/2037
(h)
7,900 11,199
$ 24,679
Computers - 0.99%
Apple Inc
2.05%, 09 /11/2026 30,000 29,886
2.40%, 05 /03/2023 14,650 14,912
3.20%, 05 /11/2027 10,000 10,647
3.25%, 02 /23/2026 10,000 10,661
$ 66,106
Credit Card Asset Backed Securities - 0.65%
American Express Credit Account Master Trust
2.15%, 04 /15/2024 35,000 35,028
1.00 x 1 Month USD LIBOR + 0.24%
Cabela's Credit Card Master Note Trust
2.59%, 07 /17/2023 8,500 8,526
1.00 x 1 Month USD LIBOR + 0.67%
$ 43,554
Diversified Financial Services - 0.48%
Jefferies Group LLC
5.13%, 01 /20/2023 1,500 1,615
6.25%, 01 /15/2036 10,325 11,966
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01 /23/2030 $ 16,500 $ 16,688
4.85%, 01 /15/2027 1,750 1,878
$ 32,147
Electric - 8.95%
AEP Transmission Co LLC
3.15%, 09 /15/2049 20,500 20,546
Alabama Power Co
3.45%, 10 /01/2049 40,000 41,478
Black Hills Corp
3.05%, 10 /15/2029 36,500 36,892
3.15%, 01 /15/2027 7,500 7,608
4.35%, 05 /01/2033 8,000 8,988
Dayton Power & Light Co/The
3.95%, 06 /15/2049
(h)
10,000 10,965
Entergy Louisiana LLC
3.25%, 04 /01/2028 8,500 9,006
4.20%, 09 /01/2048 28,000 32,763
Entergy Texas Inc
2.55%, 06 /01/2021 15,000 15,071
Florida Power & Light Co
3.15%, 10 /01/2049 22,000 22,430
GenOn Energy Inc - Escrow
0.00%, 10 /15/2020
(d),(e),(f)
9,300 —
Interstate Power & Light Co
3.50%, 09 /30/2049 62,000 62,887
LG&E & KU Energy LLC
3.75%, 11 /15/2020 5,000 5,061
4.38%, 10 /01/2021 5,900 6,117
Louisville Gas & Electric Co
3.30%, 10 /01/2025 3,000 3,170
Metropolitan Edison Co
3.50%, 03 /15/2023
(h)
9,900 10,286
4.30%, 01 /15/2029
(h)
7,000 7,867
Monongahela Power Co
3.55%, 05 /15/2027
(h)
5,000 5,287
NextEra Energy Capital Holdings Inc
2.75%, 11 /01/2029 38,000 38,223
Northern States Power Co/MN
2.90%, 03 /01/2050 18,500 17,995
Oncor Electric Delivery Co LLC
2.95%, 04 /01/2025 4,000 4,159
3.10%, 09 /15/2049
(h)
33,500 33,600
4.10%, 11 /15/2048 5,000 5,938
5.75%, 03 /15/2029 18,800 23,873
PacifiCorp
5.25%, 06 /15/2035 5,750 7,152
6.25%, 10 /15/2037 2,500 3,545
PPL Electric Utilities Corp
3.00%, 10 /01/2049 14,500 14,047
Public Service Co of Colorado
3.20%, 03 /01/2050 15,000 15,400
Solar Star Funding LLC
3.95%, 06 /30/2035
(h)
6,293 6,250
5.38%, 06 /30/2035
(h)
21,990 24,182
Southwestern Electric Power Co
2.75%, 10 /01/2026 10,000 10,120
3.55%, 02 /15/2022 12,900 13,248
3.85%, 02 /01/2048 7,900 8,346
Talen Energy Supply LLC
4.60%, 12 /15/2021 11,750 11,515
TransAlta Corp
4.50%, 11 /15/2022 19,650 20,351
Tucson Electric Power Co
3.05%, 03 /15/2025 2,000 2,042
3.85%, 03 /15/2023 19,900 20,709
4.85%, 12 /01/2048 7,000 8,729

Schedule of Investments
Income Fund
October 31, 2019
See accompanying notes.
244
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Tucson Electric Power Co   (continued)
5.15%, 11 /15/2021 $ 3,000 $ 3,141
$ 598,987
Electronics - 0.24%
Keysight Technologies Inc
3.00%, 10 /30/2029 15,750 15,756
Environmental Control - 0.63%
Advanced Disposal Services Inc
5.63%, 11 /15/2024
(h)
12,000 12,525
Republic Services Inc
3.20%, 03 /15/2025 10,000 10,458
3.55%, 06 /01/2022 6,900 7,170
5.00%, 03 /01/2020 12,000 12,115
$ 42,268
Food - 0.60%
Kraft Heinz Foods Co
3.50%, 07 /15/2022 5,000 5,131
3.75%, 04 /01/2030
(h)
19,000 19,419
3.95%, 07 /15/2025 15,000 15,794
$ 40,344
Gas - 0.44%
NiSource Inc
2.95%, 09 /01/2029 27,000 27,259
3.85%, 02 /15/2023 2,000 2,084
$ 29,343
Healthcare - Services - 0.82%
Encompass Health Corp
5.75%, 11 /01/2024 6,876 6,953
5.75%, 09 /15/2025 1,000 1,044
HCA Inc
4.13%, 06 /15/2029 10,000 10,594
5.63%, 09 /01/2028 2,000 2,248
5.88%, 05 /01/2023 4,500 4,937
7.50%, 02 /15/2022 3,000 3,329
7.50%, 11 /06/2033 1,950 2,374
UnitedHealth Group Inc
2.88%, 08 /15/2029 12,000 12,336
3.50%, 08 /15/2039 10,500 10,975
$ 54,790
Housewares - 0.17%
Newell Brands Inc
3.85%, 04 /01/2023 6,000 6,211
4.20%, 04 /01/2026 5,000 5,226
$ 11,437
Insurance - 1.35%
Berkshire Hathaway Inc
3.00%, 02 /11/2023 5,000 5,206
3.75%, 08 /15/2021 5,000 5,179
Fidelity National Financial Inc
4.50%, 08 /15/2028 32,150 34,852
5.50%, 09 /01/2022 5,000 5,453
First American Financial Corp
4.30%, 02 /01/2023 21,800 22,645
4.60%, 11 /15/2024 5,000 5,350
Prudential Financial Inc
3.88%, 03 /27/2028 7,000 7,739
4.50%, 11 /16/2021 2,000 2,102
5.38%, 06 /21/2020 2,000 2,046
$ 90,572
Internet - 0.53%
Amazon.com Inc
4.05%, 08 /22/2047 29,650 35,246
Iron & Steel - 0.24%
Allegheny Technologies Inc
7.88%, 08 /15/2023 14,750 16,064
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 2.46%
Comcast Corp
2.65%, 02 /01/2030
(k)
$ 28,500 $ 28,776
2.85%, 01 /15/2023 10,000 10,308
3.13%, 07 /15/2022 2,000 2,074
3.30%, 02 /01/2027 10,000 10,630
3.95%, 10 /15/2025 11,000 12,058
4.25%, 10 /15/2030 4,500 5,168
6.45%, 03 /15/2037 1,800 2,527
Discovery Communications LLC
4.13%, 05 /15/2029 19,000 20,219
5.30%, 05 /15/2049 7,000 7,870
Time Warner Cable LLC
6.55%, 05 /01/2037 7,400 8,977
6.75%, 06 /15/2039 6,000 7,368
7.30%, 07 /01/2038 7,750 9,880
Walt Disney Co/The
2.00%, 09 /01/2029 21,000 20,474
4.50%, 02 /15/2021
(h)
5,000 5,172
6.40%, 12 /15/2035
(h)
8,900 12,809
$ 164,310
Oil & Gas - 2.35%
BP Capital Markets America Inc
3.12%, 05 /04/2026 7,000 7,335
3.41%, 02 /11/2026 13,000 13,803
3.94%, 09 /21/2028 13,000 14,416
BP Capital Markets PLC
2.50%, 11 /06/2022 3,000 3,050
Canadian Natural Resources Ltd
3.80%, 04 /15/2024 21,000 22,194
Helmerich & Payne Inc
4.65%, 03 /15/2025 7,000 7,605
Marathon Petroleum Corp
5.13%, 12 /15/2026 6,500 7,428
5.38%, 10 /01/2022 8,750 8,854
Nabors Industries Inc
5.00%, 09 /15/2020 3,453 3,436
5.10%, 09 /15/2023 5,000 3,825
5.50%, 01 /15/2023 9,250 7,816
Phillips 66
4.30%, 04 /01/2022 9,900 10,460
Rowan Cos Inc
4.88%, 06 /01/2022 8,650 5,795
Suncor Energy Inc
4.00%, 11 /15/2047 4,500 4,818
9.25%, 10 /15/2021 9,475 10,709
W&T Offshore Inc
9.75%, 11 /01/2023
(h)
6,750 6,328
Whiting Petroleum Corp
5.75%, 03 /15/2021 19,150 18,001
XTO Energy Inc
6.75%, 08 /01/2037 900 1,331
$ 157,204
Oil & Gas Services - 0.59%
Schlumberger Holdings Corp
3.63%, 12 /21/2022
(h)
7,000 7,312
4.00%, 12 /21/2025
(h)
30,000 32,071
$ 39,383
Other Asset Backed Securities - 2.07%
Drug Royalty II LP 2
3.48%, 07 /15/2023
(h)
607 607
Drug Royalty III LP 1
3.60%, 04 /15/2027
(h)
2,077 2,081
3.90%, 10 /15/2031
(h)
2,771 2,767
1.00 x 3 Month USD LIBOR + 1.60%
3.98%, 04 /15/2027
(h)
984 987
4.27%, 10 /15/2031
(h)
3,563 3,669
4.80%, 04 /15/2027
(h)
2,193 2,206
1.00 x 3 Month USD LIBOR + 2.50%

Schedule of Investments
Income Fund
October 31, 2019
See accompanying notes.
245
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
PFS Financing Corp
2.46%, 04 /15/2024
(h)
$ 13,000 $ 13,015
1.00 x 1 Month USD LIBOR + 0.55%
2.47%, 09 /15/2023
(h)
40,000 40,004
1.00 x 1 Month USD LIBOR + 0.55%
Trafigura Securitisation Finance PLC 2017-1
2.77%, 12 /15/2020
(h)
17,000 17,013
1.00 x 1 Month USD LIBOR + 0.85%
Verizon Owner Trust 2017-3
2.12%, 04 /20/2022
(h)
13,500 13,503
1.00 x 1 Month USD LIBOR + 0.27%
Verizon Owner Trust 2019-C
2.64%, 04 /22/2024 42,500 42,479
1.00 x 1 Month USD LIBOR + 0.42%
$ 138,331
Packaging & Containers - 0.15%
Sealed Air Corp
5.50%, 09 /15/2025
(h)
2,000 2,180
6.88%, 07 /15/2033
(h)
6,900 8,039
$ 10,219
Pharmaceuticals - 1.22%
AbbVie Inc
2.90%, 11 /06/2022 14,650 14,933
Bristol-Myers Squibb Co
3.20%, 06 /15/2026
(h)
9,000 9,559
3.40%, 07 /26/2029
(h)
18,000 19,361
CVS Health Corp
3.00%, 08 /15/2026 4,000 4,067
4.30%, 03 /25/2028 10,000 10,876
5.05%, 03 /25/2048 20,000 23,053
$ 81,849
Pipelines - 1.85%
ANR Pipeline Co
9.63%, 11 /01/2021 900 1,024
Buckeye Partners LP
3.95%, 12 /01/2026 10,500 9,704
4.15%, 07 /01/2023 10,000 10,050
4.35%, 10 /15/2024 8,000 8,012
Columbia Pipeline Group Inc
4.50%, 06 /01/2025 11,900 12,979
El Paso Natural Gas Co LLC
7.50%, 11 /15/2026 11,400 14,261
NGPL PipeCo LLC
4.88%, 08 /15/2027
(h)
12,000 12,907
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12 /15/2026 13,500 14,177
Southeast Supply Header LLC
4.25%, 06 /15/2024
(h)
14,650 14,922
Southern Natural Gas Co LLC
8.00%, 03 /01/2032 4,750 6,832
Tennessee Gas Pipeline Co LLC
8.38%, 06 /15/2032
(j)
2,000 2,781
TransCanada PipeLines Ltd
6.10%, 06 /01/2040 5,000 6,458
7.25%, 08 /15/2038 7,000 9,941
$ 124,048
REITs - 8.09%
Alexandria Real Estate Equities Inc
2.75%, 12 /15/2029 14,500 14,385
3.38%, 08 /15/2031 27,000 28,380
4.30%, 01 /15/2026 9,900 10,867
American Tower Corp
2.75%, 01 /15/2027 50,000 50,210
3.38%, 10 /15/2026 5,000 5,200
CBL & Associates LP
5.95%, 12 /15/2026
(j)
13,750 9,144
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle International Corp
3.10%, 11 /15/2029 $ 8,000 $ 8,129
4.00%, 11 /15/2049 10,000 10,444
4.30%, 02 /15/2029 10,000 11,134
CubeSmart LP
3.00%, 02 /15/2030 15,000 14,980
4.00%, 11 /15/2025 5,000 5,348
4.38%, 12 /15/2023 8,000 8,549
4.38%, 02 /15/2029 2,000 2,226
4.80%, 07 /15/2022 16,800 17,799
Duke Realty LP
3.25%, 06 /30/2026 5,000 5,217
3.38%, 12 /15/2027 15,000 15,733
3.88%, 10 /15/2022 3,000 3,136
4.38%, 06 /15/2022 4,000 4,213
Healthcare Realty Trust Inc
3.63%, 01 /15/2028 900 944
3.88%, 05 /01/2025 5,000 5,264
Omega Healthcare Investors Inc
3.63%, 10 /01/2029 30,000 30,263
4.75%, 01 /15/2028 7,000 7,652
5.25%, 01 /15/2026 8,000 8,868
Physicians Realty LP
4.30%, 03 /15/2027 17,900 19,216
SBA Tower Trust
2.84%, 01 /15/2050
(h)
26,500 26,763
Service Properties Trust
4.35%, 10 /01/2024 10,000 10,227
4.50%, 06 /15/2023 5,000 5,172
4.65%, 03 /15/2024 5,650 5,853
4.95%, 02 /15/2027 5,900 6,066
5.00%, 08 /15/2022 14,650 15,337
Simon Property Group LP
2.00%, 09 /13/2024 30,000 29,941
2.75%, 02 /01/2023 7,000 7,173
STORE Capital Corp
4.63%, 03 /15/2029 15,000 16,626
Ventas Realty LP
3.00%, 01 /15/2030 5,000 5,026
3.85%, 04 /01/2027 21,000 22,441
Ventas Realty LP / Ventas Capital Corp
3.25%, 08 /15/2022 9,650 9,931
Welltower Inc
3.10%, 01 /15/2030 20,000 20,257
3.75%, 03 /15/2023 3,000 3,145
4.13%, 03 /15/2029 6,000 6,566
4.25%, 04 /15/2028 4,000 4,424
4.50%, 01 /15/2024 5,000 5,412
Weyerhaeuser Co
3.25%, 03 /15/2023 5,000 5,143
4.70%, 03 /15/2021 13,800 14,164
7.38%, 03 /15/2032 6,000 8,387
WP Carey Inc
3.85%, 07 /15/2029 15,000 15,973
$ 541,328
Savings & Loans - 0.11%
First Niagara Financial Group Inc
7.25%, 12 /15/2021 6,500 7,159
Software - 0.59%
Oracle Corp
2.50%, 05 /15/2022 12,500 12,694
2.95%, 05 /15/2025 25,900 26,941
$ 39,635
Telecommunications - 1.55%
Corning Inc
2.90%, 05 /15/2022 5,000 5,081
4.25%, 08 /15/2020 10,000 10,172
4.75%, 03 /15/2042 4,650 5,331

Schedule of Investments
Income Fund
October 31, 2019
See accompanying notes.
246
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Crown Castle Towers LLC
4.24%, 07 /15/2048
(h)
$ 13,000 $ 14,316
Qwest Corp
6.75%, 12 /01/2021 20,800 22,449
Sprint Corp
7.88%, 09 /15/2023 7,750 8,554
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03 /20/2023
(h)
5,500 5,534
5.15%, 03 /20/2028
(h)
16,500 17,963
T-Mobile USA Inc
0.00%, 03 /01/2025
(d),(e),(f)
14,000 —
6.38%, 03 /01/2025 14,000 14,528
$ 103,928
Transportation - 0.00%
Trailer Bridge Inc
0.00%, 11 /15/2019
(d),(e),(f)
14,000 —
Trucking & Leasing - 0.38%
Penske Truck Leasing Co Lp / PTL Finance Corp
2.70%, 11 /01/2024
(h)
25,500 25,756
TOTAL BONDS $ 3,674,311
SENIOR FLOATING RATE INTERESTS
- 0.31%
Principal
Amount (000's) Value (000's)
Pipelines - 0.13%
BCP Renaissance Parent LLC
5.36%, 10 /31/2024
(m)
$ 9,628 $ 8,683
US LIBOR + 2.00%
Software - 0.18%
Ivanti Software Inc
10.95%, 01 /20/2025
(m)
12,250 12,005
US LIBOR + 3.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 20,688
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 34.87%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.62%
3.00%, 10 /01/2042 $ 8,850 $ 9,134
3.00%, 10 /01/2042 9,249 9,546
3.00%, 11 /01/2042 9,155 9,449
3.00%, 06 /01/2043 10,751 11,089
3.00%, 12 /01/2046 17,326 17,805
3.00%, 07 /01/2047 21,456 21,966
3.50%, 10 /01/2041 4,409 4,629
3.50%, 04 /01/2042 5,113 5,374
3.50%, 04 /01/2042 7,238 7,600
3.50%, 04 /01/2045 9,372 9,897
3.50%, 03 /01/2048 19,440 20,458
4.00%, 04 /01/2039 3,407 3,688
4.00%, 02 /01/2045 4,938 5,224
4.00%, 02 /01/2046 10,926 11,558
4.00%, 06 /01/2046 10,635 11,249
4.50%, 07 /01/2039 5,084 5,513
4.50%, 12 /01/2040 4,597 4,986
4.50%, 10 /01/2041 5,877 6,375
9.00%, 01 /01/2025 2 2
$ 175,542
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15.77%
3.00%, 03 /01/2042 8,028 8,280
3.00%, 03 /01/2042 7,215 7,442
3.00%, 05 /01/2042 8,082 8,337
3.00%, 06 /01/2042 7,298 7,528
3.00%, 06 /01/2042 7,933 8,183
3.00%, 08 /01/2049 49,277 50,402
3.00%, 10 /01/2049 49,926 51,020
3.00%, 10 /01/2049 49,500 50,437
3.00%, 11 /01/2049 49,200 50,235
3.50%, 12 /01/2040 5,270 5,530
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 01 /01/2041 $ 3,492 $ 3,665
3.50%, 01 /01/2041 3,784 3,971
3.50%, 12 /01/2041 3,352 3,517
3.50%, 01 /01/2042 5,127 5,388
3.50%, 03 /01/2042 5,550 5,825
3.50%, 04 /01/2042 7,854 8,241
3.50%, 02 /01/2043 8,800 9,240
3.50%, 03 /01/2045 9,760 10,301
3.50%, 06 /01/2045 13,637 14,338
3.50%, 07 /01/2045 10,718 11,269
3.50%, 11 /01/2045 13,648 14,262
3.50%, 05 /01/2046 11,706 12,199
3.50%, 06 /01/2046 9,833 10,245
3.50%, 08 /01/2047 48,370 50,199
3.50%, 11 /01/2047 23,219 24,087
3.50%, 09 /01/2048 21,476 22,094
3.50%, 06 /01/2049 47,254 48,634
3.50%, 07 /01/2049 48,629 50,042
3.50%, 09 /01/2049 48,444 49,856
3.50%, 09 /01/2049 48,558 50,136
4.00%, 09 /01/2040 5,486 5,870
4.00%, 10 /01/2041 4,132 4,422
4.00%, 11 /01/2041 7,111 7,507
4.00%, 04 /01/2042 4,973 5,319
4.00%, 08 /01/2043 7,070 7,559
4.00%, 08 /01/2043 8,449 9,016
4.00%, 11 /01/2043 7,448 7,911
4.00%, 11 /01/2043 9,802 10,508
4.00%, 02 /01/2044 9,480 10,141
4.00%, 07 /01/2044 6,113 6,460
4.00%, 09 /01/2044 6,574 6,949
4.00%, 11 /01/2044 8,192 8,689
4.00%, 09 /01/2045 16,877 17,944
4.00%, 08 /01/2046 12,332 13,112
4.00%, 01 /01/2047 12,040 12,648
4.00%, 08 /01/2047 16,155 16,950
4.00%, 09 /01/2048 46,107 47,842
4.00%, 10 /01/2048 21,835 22,645
4.00%, 07 /01/2049 47,601 49,421
4.00%, 09 /01/2049 33,349 34,897
4.50%, 08 /01/2040 6,944 7,517
4.50%, 10 /01/2040 4,138 4,484
4.50%, 12 /01/2040 5,442 5,901
4.50%, 08 /01/2041 6,079 6,590
4.50%, 10 /01/2043 3,506 3,783
4.50%, 05 /01/2044 7,598 8,156
4.50%, 06 /01/2046 8,112 8,646
4.50%, 05 /01/2047 11,934 12,617
4.50%, 05 /01/2047 13,436 14,199
4.50%, 02 /01/2049 21,287 22,371
6.50%, 04 /01/2032 14 16
$ 1,054,993
Government National Mortgage Association (GNMA) - 0.73%
3.00%, 02 /20/2046 46,955 48,707
U.S. Treasury - 15.75%
1.50%, 08 /15/2026 40,000 39,733
1.63%, 06 /30/2020 40,000 40,000
1.63%, 11 /15/2022 40,000 40,131
1.63%, 02 /15/2026 40,000 40,069
1.63%, 08 /15/2029 40,000 39,761
1.75%, 05 /15/2022 40,000 40,225
1.75%, 05 /15/2023 40,000 40,303
2.00%, 11 /15/2021 40,000 40,364
2.13%, 05 /15/2025 40,000 41,170
2.25%, 11 /15/2024 40,000 41,352
2.25%, 02 /15/2027 40,000 41,762
2.25%, 08 /15/2027 40,000 41,830

Schedule of Investments
Income Fund
October 31, 2019
See accompanying notes.
247
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.25%, 08 /15/2049 $ 25,000 $ 25,396
2.50%, 05 /15/2024 40,000 41,687
2.63%, 11 /15/2020 40,000 40,412
2.63%, 02 /15/2029 40,000 43,247
2.75%, 11 /15/2023 40,000 41,900
2.75%, 02 /15/2028 40,000 43,420
2.88%, 08 /15/2028 40,000 43,941
2.88%, 05 /15/2043 15,925 18,038
3.00%, 09 /30/2025 40,000 43,183
3.00%, 11 /15/2045 40,000 46,652
3.13%, 05 /15/2021 40,000 40,927
3.50%, 02 /15/2039 15,925 19,766
3.63%, 02 /15/2044 30,925 39,524
3.75%, 08 /15/2041 5,000 6,437
3.75%, 11 /15/2043 40,000 52,003
4.38%, 02 /15/2038 15,000 20,636
$ 1,053,869
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,333,111
Total Investments $ 7,126,709
Other Assets and Liabilities -  (6.51)% (435,870)
TOTAL NET ASSETS - 100.00% $ 6,690,839
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,493 or
0.08 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $28,998 or
0.43% of net assets.
(g) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $522,557 or 7.81% of net assets.
( i ) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security or a portion of the security was on loan at the end of the period.
(k) Security purchased on a when-issued basis.
(l) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 22.26%
Mortgage Securities 19.12%
Money Market Funds 15.99%
Government 15.75%
Utilities 9.39%
Energy 4.92%
Consumer, Non-cyclical 4.59%
Communications 4.54%
Asset Backed Securities 4.14%
Industrial 1.83%
Technology 1.76%
Basic Materials 1.36%
Consumer, Cyclical 0.86%
Other Assets and Liabilities
(6.51)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 36,132 $ 3,263,987 $ 2,232,751 $ 1,067,368
$ 36,132 $ 3,263,987 $ 2,232,751 $ 1,067,368
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 2,5 51 $ — $ — $ —
$ 2,5 51 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 28,997 0.43%
Total $ 28,997 0.43%
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
248
INVESTMENT COMPANIES - 2.18% Shares Held Value (000's)
Money Market Funds - 2.18%
Principal Government Money Market Fund
1.65%
(a),(b)
38,170,727 $ 38,171
TOTAL INVESTMENT COMPANIES $ 38,171
BONDS - 7.64%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.00%
CD 2007-CD4 Commercial Mortgage Trust
0.91%, 12 /11/2049
(c),(d),(e)
$ 8 $ —
Commercial Mortgage Trust 2007-GG9
0.63%, 03 /10/2039
(c),(d),(e)
305 —
Ginnie Mae
1.38%, 03 /16/2047
(c),(d)
215 9
ML-CFC Commercial Mortgage Trust 2006-3
0.78%, 07 /12/2046
(c),(d),(e)
65 —
$ 9
Home Equity Asset Backed Securities - 0.00%
Option One Mortgage Loan Trust 2005-1
3.32%, 02 /25/2035 23 13
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0.08%
Chase Mortgage Finance Trust Series 2007-A2
4.79%, 07 /25/2037
(d)
42 43
Fannie Mae REMIC Trust 2004-W5
2.27%, 02 /25/2047 20 20
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
2.02%, 05 /25/2035 7 7
1.00 x 1 Month USD LIBOR + 0.20%
Impac CMB Trust Series 2004-5
4.15%, 10 /25/2034 10 10
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
2.80%, 10 /25/2034 8 8
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
2.44%, 04 /25/2035 74 74
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
2.59%, 08 /25/2035 15 13
1.00 x 1 Month USD LIBOR + 0.77%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
2.03%, 04 /25/2037 2,074 1,076
1.00 x 1 Month USD LIBOR + 0.21%
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
2.19%, 01 /25/2045 37 37
1.00 x 1 Month USD LIBOR + 0.37%
$ 1,288
Other Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
1.94%, 04 /25/2036 27 11
1.00 x 1 Month USD LIBOR + 0.12%
Countrywide Asset-Backed Certificates
2.95%, 12 /25/2032 15 15
1.00 x 1 Month USD LIBOR + 1.13%
Fannie Mae REMIC Trust 2003-W16
2.32%, 11 /25/2033 1 1
1.00 x 1 Month USD LIBOR + 0.15%
Long Beach Mortgage Loan Trust 2004-2
2.62%, 06 /25/2034 30 30
1.00 x 1 Month USD LIBOR + 0.80%
$ 57
Sovereign - 7.56%
French Republic Government Bond OAT
1.85%, 07 /25/2027 EUR 3,499 4,874
Italy Buoni Poliennali Del Tesoro
1.30%, 05 /15/2028
(e)
34,444 42,081
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Japanese Government CPI Linked Bond
0.10%, 03 /10/2027 JPY 1,900,650 $ 18,189
0.10%, 03 /10/2028 2,768,445 26,571
0.10%, 03 /10/2029 1,768,216 16,972
New Zealand Government Inflation Linked Bond
2.62%, 09 /20/2040 NZD 3,559 3,129
2.65%, 09 /20/2035 7,606 6,396
3.23%, 09 /20/2030 16,912 14,032
$ 132,244
TOTAL BONDS $ 133,611
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 89.93%
Principal
Amount (000's) Value (000's)
U.S. Treasury Inflation-Indexed Obligations - 89.93%
0.13%, 01 /15/2022 $ 58,170 $ 57,768
0.13%, 04 /15/2022 108,305 107,469
0.13%, 07 /15/2022 19,497 19,466
0.13%, 01 /15/2023 8,823 8,773
0.13%, 07 /15/2024 46,094 46,148
0.13%, 07 /15/2026 53,769 53,769
0.25%, 01 /15/2025 110,817 111,243
0.25%, 07 /15/2029 48,831 49,357
0.38%, 07 /15/2023 25,966 26,189
0.38%, 07 /15/2025 63,291 64,273
0.38%, 01 /15/2027 55,921 56,659
0.38%, 07 /15/2027 43,520 44,304
0.50%, 04 /15/2024 19,709 19,968
0.50%, 01 /15/2028 59,243 60,772
0.63%, 07 /15/2021 24 24
0.63%, 04 /15/2023 65,286 65,954
0.63%, 01 /15/2024 86,052 87,510
0.63%, 01 /15/2026
(f)
136,274 139,946
0.63%, 02 /15/2043 36,423 37,250
0.75%, 07 /15/2028 66,454 69,941
0.75%, 02 /15/2042
(g)
27,791 29,202
0.75%, 02 /15/2045
(g)
41,656 43,667
0.88%, 01 /15/2029 100,603 106,996
0.88%, 02 /15/2047 5,383 5,822
1.00%, 02 /15/2046 24,412 27,100
1.00%, 02 /15/2048 36,216 40,460
1.00%, 02 /15/2049 27,589 31,021
1.38%, 02 /15/2044 15,811 18,877
1.75%, 01 /15/2028 18,278 20,570
2.00%, 01 /15/2026 16,307 18,100
2.13%, 02 /15/2040 12,756 16,844
2.13%, 02 /15/2041 14,350 19,116
2.38%, 01 /15/2025 3,759 4,181
2.38%, 01 /15/2027 31,538 36,437
2.50%, 01 /15/2029 12,713 15,379
3.38%, 04 /15/2032 868 1,199
3.88%, 04 /15/2029 8,455 11,343
$ 1,573,097
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,573,097
TOTAL PURCHASED OPTIONS - 0.05% $ 839
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.50% $ 8,687
TOTAL PURCHASED CAPPED OPTIONS - 0.00% 66
Total Investments $ 1,754,471
Other Assets and Liabilities -  (0.30)% (5,229)
TOTAL NET ASSETS - 100.00% $ 1,749,242
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Security is an Interest Only Strip.

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
249
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $42,081 or 2.41% of net assets.
(f) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $5,803 or 0.33% of net assets.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,194 or 0.18% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Government 97.49%
Money Market Funds 2.18%
Purchased Interest Rate Swaptions 0.50%
Mortgage Securities 0.08%
Purchased Options 0.05%
Asset Backed Securities 0.00%
Purchased Capped Options 0.00%
Other Assets and Liabilities
(0.30)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 24,651 $ 545,869 $ 532,349 $ 38,171
$ 24,651 $ 545,869 $ 532,349 $ 38,171
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 26 2 $ — $ — $ —
$ 26 2 $ — $ — $ —
Amounts in thousands.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap JPMorgan Chase Max (0, 5Y CMS-0.30%) Pay $ 19,850 0.30% 01/08/2020 $ 12 $ 13 $ 1
Call - 5Y-30Y CMS Index Cap Morgan Stanley
& Co
Max (0, 5Y CMS-0.37%) Pay 25,700 0.37% 02/13/2020 18 13 (5)
Call - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.35%) Receive 27,080 0.35% 07/09/2020 22 13 (9)
Call - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.40%) Receive 26,890 0.40% 06/30/2020 22 27 5
Total $ 74 $ 66 $ (8)
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap JPMorgan Chase Max (0, 5Y CMS-0.40%) Receive $ 19,850 0.40% 01/08/2020 $ (6) $ (5) $ 1
Put - 5Y-30Y CMS Index Cap Morgan Stanley
& Co
Max (0, 5Y CMS-0.47%) Receive 25,700 0.47% 02/13/2020 (9) (5) 4
Put - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.25%) Pay 54,160 0.25% 07/09/2020 (26) (8) 18
Put - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.30%) Pay 53,790 0.30% 06/30/2020 (2 8 ) (25) 3
Total $ (6 9 ) $ (43) $ 2 6
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus GBP Deutsche Bank AG 1 EUR 7,585 EUR 0.95 11/29/2019 $ 96 $ — $ (96)
Call - 90 Day Eurodollar Future;
December 2021
N/A 638 $ 1,595 $ 99.75 12/14/2021 113 88 (25)
Call - 90 Day Eurodollar Future;
March 2020
N/A 450 $ 1,125 $ 97.75 03/17/2020 77 720 643
Call - 90 Day Eurodollar Future;
March 2022
N/A 209 $ 523 $ 99.00 01/13/2020 36 14 (22)
Put - Euro Bund 10 Year Bund
Future; December 2019
N/A 9 EUR 9 EUR 171.50 11/25/2019 8 6 (2)
Put - US 10 Year Note Future;
December 2019
N/A 45 $ 45 $ 129.50 11/25/2019 27 11 (16)
Total $ 357 $ 839 $ 482

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
250
Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 319 $ 798 $ 99.38 12/14/2021 $ (139) $ (98) $ 41
Call - 90 Day Eurodollar Future;
March 2020
N/A 450 $ 1,125 $ 97.88 03/17/2020 (61) (582) (521)
Call - 90 Day Eurodollar Future;
March 2022
N/A 209 $ 523 $ 99.38 01/13/2020 (11) (2) 9
Total $ (211) $ (682) $ (471)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay $ 57,582 2.10% 05/14/2020 $ 140 $ 362 $ 222
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,872 2.98% 03/08/2024 224 573 349
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,020 1.81% 09/17/2021 168 200 32
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,740 1.46% 08/17/2021 205 139 (66)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,710 1.65% 08/16/2021 194 182 (12)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 438 266
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,870 2.95% 03/13/2024 220 563 343
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,410 3.05% 01/11/2029 80 166 86
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,420 3.08% 01/30/2029 81 170 89
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 61 148 87
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 1,295 2.86% 02/23/2039 64 139 75
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,410 3.04% 01/12/2029 81 165 84
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 54,180 1.50% 06/02/2020 163 254 91
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 56,710 1.20% 09/24/2020 178 187 9
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 56,310 1.25% 08/11/2020 269 185 (84)
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 47 149 102
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 4,500 1.60% 06/12/2020 193 131 (62)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 13,420 2.52% 02/27/2020 147 685 538
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 27,160 3.09% 11/29/2019 349 2,118 1,769
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 57,582 2.10% 05/14/2020 139 5 (134)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,420 3.08% 01/30/2029 81 39 (42)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,410 3.05% 01/11/2029 79 39 (40)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,872 2.98% 03/08/2024 224 68 (156)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,020 1.81% 09/17/2021 169 133 (36)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 131 (41)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,870 2.95% 03/13/2024 219 70 (149)

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
251
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 2,357,900 1.10% 06/30/2022 $ 321 $ 12 $ (309)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 5,610 2.25% 08/09/2022 133 111 (22)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,710 1.65% 08/16/2021 194 184 (10)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,740 1.46% 08/17/2021 205 242 37
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 17,020 2.35% 07/14/2020 64 40 (24)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 62 49 (13)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,295 2.86% 02/23/2039 64 51 (13)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 2.25% 08/03/2022 150 109 (41)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/21/2024 218 135 (83)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,410 3.04% 01/12/2029 80 40 (40)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/14/2024 242 134 (108)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 7,070 0.45% 12/13/2019 12 14 2
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 47 3 (44)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 6,520 2.85% 05/10/2022 379 117 (262)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,130 3.80% 06/08/2021 200 6 (194)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 13,420 2.52% 02/27/2020 148 1 (147)
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 27,160 3.09% 11/29/2019 350 — (350)
Total $ 6,988 $ 8,687 $ 1,699
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 49,100 1.59% 05/01/2020 $ (76) $ (106) $ (30)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 66,390 1.76% 06/11/2020 (190) (238) (48)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 1.33% 08/06/2020 (16) (9) 7
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,170 2.20% 06/12/2020 (156) (421) (265)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 16,630 0.12% 02/11/2020 (251) (78) 173
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 5,710 1.61% 08/14/2020 (140) (123) 17
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,740 1.42% 08/18/2020 (150) (85) 65
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,180 1.25% 08/20/2020 (125) (74) 51
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,490 1.62% 09/15/2020 (87) (80) 7
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,060 1.90% 12/11/2019 (30) (118) (88)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,307 2.79% 03/09/2021 (217) (792) (575)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,970 1.76% 09/17/2020 (175) (211) (36)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,930 3.05% 03/13/2029 (208) (462) (254)

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
252
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 7,180 1.20% 08/18/2020 $ (134) $ (66) $ 68
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,600 2.30% 11/04/2019 (21) (236) (215)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,578 2.01% 07/07/2020 (78) (157) (79)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 108,360 1.00% 06/02/2020 (148) (153) (5)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 32,410 2.46% 02/27/2020 (143) (629) (486)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 113,410 0.70% 09/24/2020 (125) (133) (8)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 16,370 3.30% 11/08/2019 (81) (563) (482)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,780 2.94% 04/20/2020 (166) (698) (532)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 24,070 2.89% 04/15/2020 (174) (684) (510)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,760 2.88% 04/15/2020 (172) (671) (499)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 189,800 2.40% 02/25/2020 (579) (3,485) (2,906)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 112,610 0.75% 08/11/2020 (214) (124) 90
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 3,535 0.14% 09/13/2022 (53) (39) 14
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 3,540 0.04% 09/14/2022 (56) (49) 7
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 63,350 2.35% 05/18/2021 (129) (26) 103
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 66,390 1.76% 06/11/2020 (190) (42) 148
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 86,280 2.15% 05/28/2021 (242) (60) 182
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 49,100 1.59% 05/01/2020 (76) (53) 23
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 1.33% 08/06/2020 (16) (15) 1
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 63,980 2.33% 04/07/2020 (138) (1) 137
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 63,980 2.31% 04/07/2020 (136) (1) 135
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 106,820 2.40% 06/02/2021 (194) (42) 152
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,660 1.75% 08/10/2020 (45) (41) 4
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 14,210 2.75% 05/10/2022 (413) (120) 293
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,930 3.05% 03/13/2029 (208) (111) 97
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,490 1.62% 09/15/2020 (87) (80) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,060 2.40% 12/11/2019 (29) — 29
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,307 2.79% 03/09/2021 (218) (18) 200
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 6,970 1.76% 09/17/2020 (175) (114) 61
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,670 1.95% 07/14/2020 (61) (46) 15
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,170 2.20% 06/12/2020 (157) (22) 135
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 2.75% 08/09/2022 (68) (55) 13
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,180 1.65% 08/20/2020 (125) (144) (19)

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
253
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,610 3.25% 08/09/2022 $ (33) $ (26) $ 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,990 2.00% 08/04/2020 (45) (23) 22
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 19,840 2.75% 11/14/2019 (69) — 69
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,740 1.42% 08/18/2020 (149) (186) (37)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,390 2.30% 06/16/2020 (77) (12) 65
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,450 2.30% 07/27/2020 (69) (16) 53
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,870 2.35% 07/13/2020 (41) (9) 32
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 10,870 3.87% 06/08/2021 (213) (4) 209
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,710 1.61% 08/14/2020 (140) (125) 15
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,870 2.35% 07/13/2020 (39) (9) 30
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 7,180 1.60% 08/18/2020 (133) (160) (27)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 3.25% 08/03/2022 (36) (25) 11
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 6,170 2.55% 11/11/2019 (68) — 68
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 2.75% 08/03/2022 (76) (54) 22
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,600 2.80% 11/04/2019 (18) — 18
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,578 2.01% 07/07/2020 (78) (24) 54
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/21/2024 (79) (46) 33
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/21/2024 (132) (80) 52
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/14/2024 (148) (79) 69
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,730 2.25% 08/21/2024 (170) (190) (20)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/14/2024 (90) (46) 44
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 16,230 0.15% 08/10/2021 (23) (31) (8)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.10% 04/13/2021 (66) (7) 59
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 11,560 0.55% 12/22/2020 (42) — 42
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,870 0.05% 07/06/2021 (14) (7) 7
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,060 0.00% 07/02/2021 (15) (6) 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,630 0.00% 06/28/2021 (15) (5) 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,080 0.00% 06/22/2021 (17) (6) 11
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,060 0.00% 06/21/2021 (14) (5) 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,030 0.00% 06/15/2021 (17) (5) 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 20,240 3.25% 12/30/2020 (75) (1) 74
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 12,430 2.80% 01/06/2020 (29) — 29
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 14,430 0.20% 01/24/2020 (17) — 17

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
254
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 32,410 2.46% 02/27/2020 $ (143) $ — $ 143
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 13,390 0.05% 06/11/2021 (34) (8) 26
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 25,030 0.10% 03/30/2021 (87) (8) 79
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,190 0.00% 07/20/2021 (13) (7) 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,011 0.11% 05/18/2021 (43) (5) 38
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 5,880 0.00% 06/15/2021 (16) (5) 11
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 22,110 3.50% 08/25/2020 (74) — 74
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 19,480 0.16% 04/13/2021 (67) (5) 62
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 9,180 0.15% 08/10/2021 (12) (17) (5)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 29,530 0.25% 09/07/2021 (48) (87) (39)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 38,710 0.12% 04/09/2021 (147) (11) 136
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 229,100 3.40% 02/25/2020 (871) — 871
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 24,070 2.89% 04/15/2020 (173) — 173
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,130 3.50% 06/16/2020 (41) — 41
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,760 2.88% 04/15/2020 (172) — 172
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 17,590 3.45% 06/09/2020 (73) — 73
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,780 2.94% 04/20/2020 (165) — 165
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 12,700 3.15% 05/06/2020 (70) — 70
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 16,370 3.30% 11/08/2019 (81) — 81
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 17,710 3.35% 06/01/2020 (64) — 64
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 12,600 2.90% 06/01/2020 (92) — 92
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 6 Month Euro
Interbank Offered Rate
Receive EUR 24,510 0.60% 12/15/2020 (93) — 93
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 8,670 0.08% 06/01/2021 (25) (4) 21
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 19,300 0.15% 04/20/2021 (69) (5) 64
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,400 2.85% 06/12/2020 (72) (7) 65
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 3,535 0.14% 09/13/2022 (54) (73) (19)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,540 0.04% 09/14/2022 (55) (61) (6)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 10,120 0.00% 07/28/2020 (29) (21) 8
Total $ (11,802) $ (12,986) $ (1,184)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Canada 10 Year Bond; December 2019 Long 381 $ 41,088 $ (646)
Euro Bund 10 Year Bund; December 2019 Short 199 38,121 238
Euro Schatz; December 2019 Long 749 93,619 (4)
Euro-BTP; December 2019 Short 280 45,116 101

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
255
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-Oat; December 2019 Short 22 $ 4,131 $ 47
Japan 10 Year Bond TSE; December 2019 Short 36 51,321 414
US 10 Year Note; December 2019 Short 192 25,017 (124)
US 10 Year Ultra Note; December 2019 Short 873 124,062 1,230
US 2 Year Note; December 2019 Long 1,478 318,659 (482)
US 5 Year Note; December 2019 Long 384 45,774 (47)
US Ultra Bond; December 2019 Long 8 1,518 41
Total $ 768
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 11/05/2019 $ 27,203 NZD 43,709 $ — $ (821)
Bank of America NA 11/05/2019 $ 1,365 EUR 1,226 — (2)
Bank of America NA 11/05/2019 $ 67,796 JPY 7,297,160 219 —
Bank of America NA 12/18/2019 $ 1,668 CAD 2,220 — (18)
Bank of America NA 12/18/2019 CAD 2,220 $ 1,690 — (4)
Bank of America NA 12/18/2019 JPY 177,362 $ 1,669 — (21)
Bank of America NA 12/18/2019 $ 1,690 JPY 180,076 17 —
BMO Capital Markets 11/05/2019 $ 639 GBP 494 — (1)
Citigroup Inc 11/05/2019 $ 552 GBP 450 — (30)
Citigroup Inc 11/05/2019 NZD 36,340 $ 23,051 249 —
Citigroup Inc 12/04/2019 $ 565 CAD 742 1 —
Citigroup Inc 12/04/2019 $ 493 JPY 53,264 — (1)
Citigroup Inc 12/04/2019 $ 23,065 NZD 36,340 — (238)
Citigroup Inc 12/18/2019 $ 1,698 AUD 2,500 — (27)
Citigroup Inc 12/18/2019 CAD 8,924 $ 6,718 60 —
Citigroup Inc 12/18/2019 EUR 2,930 $ 3,256 22 —
Goldman Sachs & Co 11/05/2019 $ 53,794 EUR 49,100 — (971)
Goldman Sachs & Co 11/05/2019 JPY 548,755 $ 5,088 — (6)
Goldman Sachs & Co 12/18/2019 CAD 3,347 $ 2,515 27 —
HSBC Securities Inc 11/05/2019 $ 1,963 GBP 1,525 — (12)
JPMorgan Chase 11/05/2019 JPY 6,689,745 $ 61,475 477 —
JPMorgan Chase 12/04/2019 $ 61,578 JPY 6,689,745 — (489)
Royal Bank of Scotland 12/18/2019 CAD 9,869 $ 7,470 26 —
Standard Chartered Bank, Hong Kong 11/05/2019 GBP 306 $ 394 2 —
Standard Chartered Bank, Hong Kong 12/04/2019 $ 395 GBP 306 — (2)
Standard Chartered Bank, Hong Kong 12/18/2019 $ 1,584 EUR 1,430 — (16)
Standard Chartered Bank, Hong Kong 12/18/2019 JPY 69,264 $ 648 — (5)
UBS AG 11/05/2019 EUR 41,388 $ 46,011 15 3 —
UBS AG 12/04/2019 $ 46,097 EUR 41,388 — (14 9 )
Total $ 1,25 3 $ (2,81 3 )
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.65% Quarterly Semiannual N/A 08/08/2029 $ 2,280 $ 10 $ — $ 10
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 05/15/2029 5,910 (7) 1 (6)
3 Month USD LIBOR Pay 1.77% Quarterly Semiannual N/A 12/12/2049 1,180 (6) — (6)
3 Month USD LIBOR Pay 1.17% Quarterly Semiannual N/A 09/08/2021 8,950 (22) — (22)
3 Month USD LIBOR Receive 1.54% Semiannual Quarterly N/A 08/30/2049 210 13 — 13
3 Month USD LIBOR Pay 1.21% Quarterly Semiannual N/A 09/02/2021 4,290 (9) — (9)
3 Month USD LIBOR Pay 1.23% Quarterly Semiannual N/A 09/02/2021 8,570 (17) — (17)
3 Month USD LIBOR Pay 1.22% Quarterly Semiannual N/A 09/02/2021 8,570 (18) — (18)
3 Month USD LIBOR Pay 1.63% Quarterly Semiannual N/A 05/15/2045 1,210 (42) 1 (41)
3 Month USD LIBOR Pay 1.42% Quarterly Semiannual N/A 08/28/2029 2,460 (41) — (41)
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 1,765 27 — 27
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 16,060 (23) 1 (22)
3 Month USD LIBOR Pay 1.41% Quarterly Semiannual N/A 08/19/2029 1,830 (32) — (32)
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 08/19/2049 700 39 — 39
3 Month USD LIBOR Pay 1.43% Quarterly Semiannual N/A 08/19/2029 1,830 (29) — (29)
3 Month USD LIBOR Pay 1.36% Quarterly Semiannual N/A 09/28/2021 8,610 (5) — (5)
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 08/19/2049 700 35 — 35

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
256
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.30% Quarterly Semiannual N/A 08/18/2021 $ 8,550 $ (12) $ — $ (12)
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 08/16/2049 770 29 — 29
3 Month USD LIBOR Receive 1.64% Semiannual Quarterly N/A 08/16/2049 220 8 — 8
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 780 9 — 9
3 Month USD LIBOR Pay 1.73% Quarterly Semiannual N/A 08/15/2049 820 (13) — (13)
3 Month USD LIBOR Pay 1.72% Quarterly Semiannual N/A 11/01/2029 2,490 26 — 26
3 Month USD LIBOR Receive 1.89% Semiannual Quarterly N/A 08/08/2049 890 (21) — (21)
3 Month USD LIBOR Pay 1.86% Quarterly Semiannual N/A 11/07/2049 500 8 — 8
3 Month USD LIBOR Pay 1.33% Quarterly Semiannual N/A 08/07/2021 8,450 (9) — (9)
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 08/04/2021 10,580 9 — 9
3 Month USD LIBOR Pay 1.98% Quarterly Semiannual N/A 08/05/2029 3,690 129 — 129
3 Month USD LIBOR Receive 1.75% Semiannual Quarterly N/A 08/04/2021 33,930 (104) — (104)
3 Month USD LIBOR Pay 1.68% Quarterly Semiannual N/A 08/04/2021 8,970 21 — 21
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 07/14/2022 25,650 (160) — (160)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 600 8 — 8
3 Month USD LIBOR Pay 1.72% Quarterly Semiannual N/A 07/14/2021 50,930 134 — 134
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/27/2021 29,390 (14) 1 (13)
3 Month USD LIBOR Pay 1.46% Quarterly Semiannual N/A 10/08/2029 40 (1) — (1)
3 Month USD LIBOR Pay 3.17% Quarterly Semiannual N/A 10/31/2024 13,845 1,127 — 1,127
3 Month USD LIBOR Pay 1.75% Quarterly Semiannual N/A 10/31/2029 3,810 52 1 53
3 Month USD LIBOR Receive 1.61% Semiannual Quarterly N/A 11/01/2023 4,560 (17) — (17)
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 11/01/2023 4,560 (15) — (15)
3 Month USD LIBOR Receive 1.73% Semiannual Quarterly N/A 10/29/2029 965 (12) — (12)
3 Month USD LIBOR Pay 3.21% Quarterly Semiannual N/A 10/29/2024 13,845 1,149 — 1,149
3 Month USD LIBOR Pay 1.68% Quarterly Semiannual N/A 10/28/2029 660 5 — 5
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 10/26/2023 4,080 (10) — (10)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 1,100 (13) — (13)
3 Month USD LIBOR Receive 1.72% Semiannual Quarterly N/A 05/15/2029 6,097 (72) — (72)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (11) — (11)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (11) — (11)
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 10/22/2021 44,530 (51) 1 (50)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 1,940 (17) — (17)
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/30/2021 29,380 (14) — (14)
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 1,660 (11) — (11)
3 Month USD LIBOR Receive 1.69% Semiannual Quarterly N/A 10/17/2029 1,420 (11) — (11)
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 10/17/2029 530 (1) — (1)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 10/15/2029 940 (5) — (5)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 10/15/2029 470 (3) — (3)
3 Month USD LIBOR Receive 1.68% Semiannual Quarterly N/A 10/15/2029 470 (3) — (3)
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 10/15/2029 470 (2) — (2)
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 10/15/2029 470 — — —
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 10/15/2029 470 (1) — (1)
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 10/15/2029 470 (1) — (1)
3 Month USD LIBOR Receive 1.57% Semiannual Quarterly N/A 10/15/2029 890 3 — 3
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 10/15/2029 445 2 — 2
3 Month USD LIBOR Receive 1.57% Semiannual Quarterly N/A 10/15/2029 445 2 (1) 1
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 10/15/2029 450 2 — 2
3 Month USD LIBOR Receive 1.53% Semiannual Quarterly N/A 10/15/2029 450 3 — 3
3 Month USD LIBOR Receive 1.68% Semiannual Quarterly N/A 10/17/2029 1,430 (10) — (10)
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 53,710 166 1 167
3 Month USD LIBOR Pay 1.66% Quarterly Semiannual N/A 11/04/2029 1,180 6 — 6
3 Month USD LIBOR Receive 1.70% Semiannual Quarterly N/A 07/07/2021 8,490 (21) — (21)
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/18/2031 1,190 87 — 87
3 Month USD LIBOR Receive 2.55% Semiannual Quarterly N/A 05/06/2030 1,140 (100) — (100)
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 11/05/2021 5,157 73 — 73
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 11/05/2021 5,157 72 — 72
3 Month USD LIBOR Pay 2.29% Quarterly Semiannual N/A 11/05/2021 5,157 75 — 75
3 Month USD LIBOR Pay 2.31% Quarterly Semiannual N/A 11/04/2021 3,690 55 — 55
3 Month USD LIBOR Pay 2.32% Quarterly Semiannual N/A 10/25/2021 34,020 503 (1) 502
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 54,580 (184) 1 (183)
3 Month USD LIBOR Receive 2.35% Semiannual Quarterly N/A 04/27/2025 7,830 (337) — (337)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/27/2022 29,060 459 1 460
3 Month USD LIBOR Receive 2.31% Semiannual Quarterly N/A 04/03/2025 6,440 (265) — (265)
3 Month USD LIBOR Receive 2.16% Semiannual Quarterly N/A 03/31/2025 1,070 (36) — (36)
3 Month USD LIBOR Pay 2.03% Quarterly Semiannual N/A 03/30/2022 26,030 296 — 296
3 Month USD LIBOR Receive 2.36% Semiannual Quarterly N/A 03/29/2030 5,690 (399) — (399)
3 Month USD LIBOR Pay 2.15% Quarterly Semiannual N/A 03/30/2022 9,150 126 — 126

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
257
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 2.23% Quarterly Semiannual N/A 03/24/2022 $ 5,370 $ 81 $ 1 $ 82
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 4,070 363 — 363
3 Month USD LIBOR Receive 2.43% Semiannual Quarterly N/A 03/15/2023 6,320 (126) — (126)
3 Month USD LIBOR Receive 2.62% Semiannual Quarterly N/A 03/06/2025 1,710 (96) — (96)
3 Month USD LIBOR Pay 2.62% Quarterly Semiannual N/A 02/14/2025 8,740 486 1 487
3 Month USD LIBOR Receive 2.90% Semiannual Quarterly N/A 02/15/2049 2,410 (629) — (629)
3 Month USD LIBOR Pay 2.57% Quarterly Semiannual N/A 02/13/2025 9,230 491 1 492
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 157,520 3,317 (91) 3,226
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 29,980 (1,629) 31 (1,598)
3 Month USD LIBOR Receive 3.05% Semiannual Quarterly N/A 11/29/2023 3,795 (234) — (234)
3 Month USD LIBOR Pay 1.96% Quarterly Semiannual N/A 12/03/2021 2,440 20 — 20
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 33,170 (155) 1 (154)
3 Month USD LIBOR Receive 2.28% Semiannual Quarterly N/A 04/27/2021 28,140 (216) (1) (217)
3 Month USD LIBOR Pay 2.01% Quarterly Semiannual N/A 07/02/2021 5,055 34 — 34
3 Month USD LIBOR Receive 1.72% Semiannual Quarterly N/A 07/07/2021 8,490 (22) — (22)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 840 (29) — (29)
3 Month USD LIBOR Pay 1.97% Quarterly Semiannual N/A 07/30/2029 2,434 82 — 82
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 420 (19) — (19)
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 06/22/2031 590 24 — 24
3 Month USD LIBOR Pay 2.08% Quarterly Semiannual N/A 07/02/2021 16,790 130 1 131
3 Month USD LIBOR Pay 1.62% Quarterly Semiannual N/A 06/16/2021 3,063 5 — 5
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 12/16/2024 4,330 (83) — (83)
3 Month USD LIBOR Pay 1.74% Quarterly Semiannual N/A 06/16/2022 10,650 66 — 66
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 06/15/2050 2,160 (298) 1 (297)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 61,020 (185) 1 (184)
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 06/23/2021 16,990 8 — 8
3 Month USD LIBOR Receive 1.75% Semiannual Quarterly N/A 06/09/2021 820 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 EUR 2,290 (16) — (16)
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 19,820 7 2 9
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 18,090 11 1 12
6 Month Euro Interbank Offered Rate Pay (0.50)% Semiannual Annual N/A 09/14/2023 2,350 (13) — (13)
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/14/2023 1,830 (7) — (7)
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 10/06/2023 1,880 (8) — (8)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 2,280 (10) — (10)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 09/28/2023 1,580 (7) — (7)
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 JPY 12,400 3 — 3
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 33,410 (7) — (7)
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 38,580 (12) — (12)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 24,710 1 — 1
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 24,090 (18) — (18)
Canada Bankers Acceptances 3 Month Pay 1.93% Semiannual Semiannual N/A 10/18/2021 CAD 58,550 99 1 100
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 02/08/2022 $ 35,000 (255) 1 (254)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 24,120 (321) — (321)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 17,395 (936) — (936)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.79% Annual Annual N/A 08/22/2049 2,515 38 — 38
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 05/10/2021 45,843 (129) (34) (163)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.75% Annual Annual N/A 08/22/2029 7,910 (12) — (12)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 15,060 (83) 1 (82)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.98% Annual Annual N/A 05/02/2022 11,000 (109) — (109)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.92% Annual Annual N/A 05/08/2021 35,952 (171) 1 (170)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 1.39% Annual Annual N/A 06/15/2049 EUR 1,525 (2) (5) (7)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 12,460 (400) 1 (399)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.11% Annual Annual N/A 03/15/2024 12,460 155 1 156

Schedule of Investments
Inflation Protection Fund
October 31, 2019
See accompanying notes.
258
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.40% Annual Annual N/A 08/15/2049 EUR 1,675 $ 2 $ 1 $ 3
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.05% Annual Annual N/A 08/15/2029 6,515 (10) — (10)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.30% Annual Annual N/A 01/15/2029 6,375 (228) 1 (227)
New Zealand Bank Bill 3 Month FRA Receive 2.80% Semiannual Quarterly N/A 03/20/2029 NZD 32,078 (2,719) 99 (2,620)
New Zealand Bank Bill 3 Month FRA Receive 2.58% Semiannual Quarterly N/A 03/20/2029 3,084 (219) 7 (212)
New Zealand Bank Bill 3 Month FRA Receive 2.59% Semiannual Quarterly N/A 03/20/2029 1,646 (118) 4 (114)
New Zealand Bank Bill 3 Month FRA Receive 2.55% Semiannual Quarterly N/A 03/20/2029 8,395 (581) 19 (562)
New Zealand Bank Bill 3 Month FRA Pay 1.27% Quarterly Semiannual N/A 08/15/2029 24,642 (196) 3 (193)
United Kingdom Retail Prices Index Receive 3.75% Annual Annual N/A 09/15/2029 GBP 9,885 (429) (8) (437)
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 21,695 6 (127) (121)
United Kingdom Retail Prices Index Pay 3.39% Annual Annual N/A 08/15/2028 9,910 (64) (16) (80)
United Kingdom Retail Prices Index Pay 3.51% Annual Annual N/A 10/15/2028 9,490 188 (15) 173
United Kingdom Retail Prices Index Receive 3.73% Annual Annual N/A 08/15/2029 5,000 (208) (4) (212)
United Kingdom Retail Prices Index Pay 3.65% Annual Annual N/A 06/15/2029 4,990 150 (1) 149
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 8,890 7 (7) —
United Kingdom Retail Prices Index Pay 3.53% Annual Annual N/A 03/15/2029 1,055 8 (1) 7
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 9,745 260 20 280
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 12,690 253 (29) 224
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 12,690 (173) 43 (130)
United Kingdom Retail Prices Index Receive 3.66% Annual Annual N/A 08/15/2029 5,035 (153) 1 (152)
United Kingdom Retail Prices Index Receive 3.48% Annual Annual N/A 01/15/2029 6,060 (58) 7 (51)
United Kingdom Retail Prices Index Receive 3.75% Annual Annual N/A 09/15/2029 4,925 (217) (4) (221)
United Kingdom Retail Prices Index Pay 3.77% Annual Annual N/A 08/15/2029 7,490 355 9 364
United Kingdom Retail Prices Index Pay 3.70% Annual Annual N/A 07/15/2029 5,170 196 3 199
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 9,745 (311) (107) (418)
United Kingdom Retail Prices Index Pay 3.41% Annual Annual N/A 01/15/2028 7,010 12 (17) (5)
US Federal Funds Effective Rate
(continuous series)
Receive 1.10% Annual Annual N/A 09/15/2021 $ 58,400 154 (6) 148
US Federal Funds Effective Rate
(continuous series)
Receive 1.37% Annual Annual N/A 09/15/2021 30,230 (60) 1 (59)
Total $ (2,421) $ (201) $ (2,622)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Emerging Markets Fund
October 31, 2019
See accompanying notes.
259
INVESTMENT COMPANIES - 0.62% Shares Held Value (000's)
Money Market Funds - 0.62%
BlackRock Liquidity FedFund 1.71%
(a),(b)
21,917 $ 22
Principal Government Money Market Fund
1.65%
(a),(c)
1,948,764 1,949
$ 1,971
TOTAL INVESTMENT COMPANIES $ 1,971
COMMON STOCKS - 97.51% Shares Held Value (000's)
Aerospace & Defense - 0.29%
Hanwha Aerospace Co Ltd
( d)
28,658 931
Agriculture - 0.97%
KT&G Corp 36,136 3,102
Apparel - 1.09%
Fila Korea Ltd 34,715 1,713
Makalot Industrial Co Ltd 316,400 1,766
$ 3,479
Automobile Manufacturers - 2.15%
Hyundai Motor Co 34,489 3,613
Kia Motors Corp 88,660 3,240
$ 6,853
Banks - 12.09%
Absa Group Ltd 124,635 1,278
Axis Bank Ltd 316,414 3,278
Banco do Brasil SA 151,600 1,815
Banco Santander Brasil SA 119,400 1,412
Bangkok Bank PCL 453,600 2,621
Bank Rakyat Indonesia Persero Tbk PT 7,815,700 2,342
Credicorp Ltd 14,913 3,192
First Abu Dhabi Bank PJSC 627,694 2,598
Grupo Financiero Banorte SAB de CV 515,000 2,816
HDFC Bank Ltd 160,001 2,772
ICICI Bank Ltd 288,750 1,885
OTP Bank Nyrt 92,928 4,286
PT Bank Central Asia Tbk 1,428,800 3,198
Sberbank of Russia PJSC ADR 128,090 1,886
Shinhan Financial Group Co Ltd 87,167 3,176
$ 38,555
Beverages - 1.54%
Kweichow Moutai Co Ltd 7,684 1,287
Thai Beverage PCL 5,403,200 3,628
$ 4,915
Building Materials - 1.80%
Anhui Conch Cement Co Ltd 284,765 1,706
China Lesso Group Holdings Ltd 619,000 639
Huaxin Cement Co Ltd 577,605 1,581
UltraTech Cement Ltd 30,826 1,800
$ 5,726
Chemicals - 0.61%
UPL Ltd 231,868 1,948
Coal - 0.25%
Exxaro Resources Ltd
( e)
99,142 811
Commercial Services - 0.95%
New Oriental Education & Technology Group Inc
ADR
(d)
24,767 3,023
Computers - 1.14%
Lenovo Group Ltd 2,690,000 1,875
Wipro Ltd 476,721 1,746
$ 3,621
Cosmetics & Personal Care - 0.35%
Colgate-Palmolive India Ltd 51,108 1,115
Diversified Financial Services - 5.27%
Bajaj Finance Ltd 49,327 2,797
CTBC Financial Holding Co Ltd 2,846,000 1,978
Housing Development Finance Corp Ltd 198,833 5,967
Muthoot Finance Ltd 163,942 1,633
Qudian Inc ADR
(d),(e)
248,315 1,721
Tisco Financial Group PCL 838,100 2,706
$ 16,802
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 0.43%
Delta Electronics Inc 312,000 $ 1,370
Electronics - 0.53%
Taiwan Union Technology Corp 382,000 1,674
Engineering & Construction - 1.31%
Daelim Industrial Co Ltd 9,988 777
Larsen & Toubro Ltd 163,497 3,392
$ 4,169
Food - 2.63%
Charoen Pokphand Foods PCL 592,000 495
Indofood Sukses Makmur Tbk PT 1,951,500 1,069
Nestle India Ltd 6,583 1,386
Uni-President Enterprises Corp 1,236,000 3,053
X5 Retail Group NV 71,220 2,382
$ 8,385
Forest Products & Paper - 0.37%
Mondi PLC 57,602 1,194
Gas - 1.12%
ENN Energy Holdings Ltd 229,900 2,623
Perusahaan Gas Negara Tbk PT 6,387,900 959
$ 3,582
Insurance - 6.82%
AIA Group Ltd 166,800 1,661
BB Seguridade Participacoes SA 336,800 2,851
IRB Brasil Resseguros S/A 358,300 3,366
PICC Property & Casualty Co Ltd 2,316,000 2,931
Ping An Insurance Group Co of China Ltd 726,000 8,379
Powszechny Zaklad Ubezpieczen SA 264,612 2,561
$ 21,749
Internet - 16.78%
AfreecaTV Co Ltd 18,300 1,160
Alibaba Group Holding Ltd ADR
(d)
101,983 18,017
JD.com Inc ADR
(d)
95,294 2,969
Just Dial Ltd
( d)
191,726 1,591
Meituan Dianping
( d)
133,300 1,590
MercadoLibre Inc
( d)
2,854 1,489
Naspers Ltd 36,635 5,184
Prosus NV
( d)
37,227 2,567
Tencent Holdings Ltd 371,900 15,085
Vipshop Holdings Ltd ADR
(d)
333,897 3,853
$ 53,505
Iron & Steel - 1.38%
Eregli Demir ve Celik Fabrikalari TAS 335,622 384
Severstal PJSC 129,214 1,766
Vale SA
( d)
191,189 2,252
$ 4,402
Mining - 1.07%
MMC Norilsk Nickel PJSC ADR 122,964 3,410
Miscellaneous Manufacturers - 1.24%
Largan Precision Co Ltd 27,000 3,962
Oil & Gas - 8.44%
China Petroleum & Chemical Corp 4,084,000 2,323
CNOOC Ltd 1,776,000 2,643
Gazprom PJSC ADR 436,169 3,497
LUKOIL PJSC ADR 75,391 6,947
Petrobras Distribuidora SA 370,800 2,626
Petroleo Brasileiro SA 163,200 1,330
PTT Exploration & Production PCL 411,900 1,643
Reliance Industries Ltd 285,487 5,884
$ 26,893
Pharmaceuticals - 0.55%
China National Accord Medicines Corp Ltd 267,275 1,768
Pipelines - 0.73%
Petronet LNG Ltd 574,871 2,320
Real Estate - 0.90%
Sunac China Holdings Ltd 631,000 2,862

Schedule of Investments
International Emerging Markets Fund
October 31, 2019
See accompanying notes.
260
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 6.14%
ANTA Sports Products Ltd 510,000 $ 4,989
Atacadao SA 364,400 1,744
Home Product Center PCL 4,062,200 2,303
Lojas Renner SA 235,040 2,982
Wal-Mart de Mexico SAB de CV 1,763,400 5,285
Yum China Holdings Inc 53,265 2,264
$ 19,567
Semiconductors - 12.94%
Realtek Semiconductor Corp
( d)
209,000 1,550
Samsung Electronics Co Ltd 380,280 16,436
SK Hynix Inc 66,346 4,665
Taiwan Semiconductor Manufacturing Co Ltd 1,897,685 18,597
$ 41,248
Software - 1.29%
NetEase Inc ADR 14,351 4,102
Telecommunications - 2.75%
Accton Technology Corp 379,000 2,255
China Mobile Ltd 354,500 2,881
China Telecom Corp Ltd 6,590,000 2,803
KT Corp 36,360 828
$ 8,767
Transportation - 0.82%
Hyundai Glovis Co Ltd 20,201 2,617
Water - 0.77%
Guangdong Investment Ltd 1,130,000 2,446
TOTAL COMMON STOCKS $ 310,873
PREFERRED STOCKS - 2.18% Shares Held Value (000's)
Banks - 0.96%
Banco Bradesco SA 0.19% 347,300 $ 3,054
Oil & Gas - 1.22%
Petroleo Brasileiro SA 0.02% 512,400 3,882
TOTAL PREFERRED STOCKS $ 6,936
Total Investments $ 319,780
Other Assets and Liabilities -  (0.31)% (987)
TOTAL NET ASSETS - 100.00% $ 318,793
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $22 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Location Percent
China 28.56%
Korea, Republic Of 13.25%
India 12.40%
Taiwan 11.36%
Brazil 8.58%
Russian Federation 6.24%
Thailand 4.19%
Mexico 2.54%
Indonesia 2.38%
South Africa 2.28%
Hong Kong 2.19%
Hungary 1.34%
Peru 1.00%
United Arab Emirates 0.82%
Netherlands 0.80%
Poland 0.80%
United States 0.62%
Argentina 0.47%
United Kingdom 0.37%
Turkey 0.12%
Other Assets and Liabilities
(0.31)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 36,392 $ 368,051 $ 402,494 $ 1,949
$ 36,392 $ 368,051 $ 402,494 $ 1,949
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 207 $ — $ — $ —
$ 207 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
International Fund I
October 31, 2019
See accompanying notes.
261
INVESTMENT COMPANIES - 1.29% Shares Held Value (000's)
Money Market Funds - 1.29%
BlackRock Liquidity FedFund 1.71%
(a),(b)
549,126 $ 549
Principal Government Money Market Fund
1.65%
(a),(c)
3,997,904 3,998
$ 4,547
TOTAL INVESTMENT COMPANIES $ 4,547
COMMON STOCKS - 98.58% Shares Held Value (000's)
Aerospace & Defense - 1.79%
MTU Aero Engines AG 14,157 3,786
Safran SA 16,000 2,534
$ 6,320
Apparel - 3.15%
Kering SA 6,811 3,876
LVMH Moet Hennessy Louis Vuitton SE 11,378 4,859
Moncler SpA 60,900 2,350
$ 11,085
Automobile Parts & Equipment - 1.01%
Hyundai Mobis Co Ltd 6,400 1,305
Weichai Power Co Ltd 1,422,000 2,238
$ 3,543
Banks - 5.92%
Banca Generali SpA 59,000 1,926
Banco do Brasil SA 261,000 3,124
China Merchants Bank Co Ltd 942,500 4,495
DBS Group Holdings Ltd 183,900 3,505
Macquarie Group Ltd 27,346 2,525
Royal Bank of Canada 29,800 2,404
Sberbank of Russia PJSC ADR 194,243 2,861
$ 20,840
Building Materials - 2.68%
Anhui Conch Cement Co Ltd 875,400 5,232
Sika AG 24,460 4,205
$ 9,437
Commercial Services - 3.86%
Ashtead Group PLC 199,137 6,063
Localiza Rent a Car SA 303,000 3,249
QinetiQ Group PLC 439,000 1,789
YDUQS Part 255,000 2,488
$ 13,589
Computers - 7.34%
Bechtle AG 21,500 2,328
CGI Inc
(d)
26,500 2,060
Infosys Ltd ADR 483,000 4,632
Itochu Techno-Solutions Corp 67,500 1,818
Nomura Research Institute Ltd 147,900 3,140
NS Solutions Corp 49,000 1,666
Otsuka Corp 74,500 3,004
Teleperformance 22,322 5,064
Wiwynn Corp 112,000 2,131
$ 25,843
Cosmetics & Personal Care - 1.08%
L'Oreal SA 13,000 3,797
Diversified Financial Services - 3.59%
Azimut Holding SpA 152,892 3,144
B3 SA - Brasil Bolsa Balcao 215,000 2,595
Chailease Holding Co Ltd 571,505 2,575
E.Sun Financial Holding Co Ltd 3,229,370 2,918
Qudian Inc ADR
(d),(e)
206,000 1,428
$ 12,660
Electrical Components & Equipment - 0.82%
Schneider Electric SE 31,000 2,881
Electronics - 3.81%
Halma PLC 122,800 2,980
Merry Electronics Co Ltd 316,000 1,546
Radiant Opto-Electronics Corp 540,000 2,144
Zhen Ding Technology Holding Ltd 1,429,000 6,757
$ 13,427
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 1.80%
Alten SA 18,500 $ 2,035
Grupo Aeroportuario del Centro Norte SAB de
CV
311,000 2,158
HomeServe PLC 142,000 2,133
$ 6,326
Entertainment - 0.80%
Evolution Gaming Group AB
(f)
117,500 2,810
Food - 2.45%
Greencore Group PLC 827,000 2,486
Nestle SA 42,000 4,493
X5 Retail Group NV 49,000 1,639
$ 8,618
Gas - 2.76%
China Gas Holdings Ltd 438,000 1,866
China Resources Gas Group Ltd 458,000 2,761
ENN Energy Holdings Ltd 446,400 5,093
$ 9,720
Healthcare - Products - 0.48%
Lifco AB 34,000 1,696
Home Builders - 1.29%
Barratt Developments PLC 238,000 1,946
Berkeley Group Holdings PLC 45,783 2,610
$ 4,556
Home Furnishings - 1.14%
Howden Joinery Group PLC 358,000 2,680
Sony Corp 22,000 1,339
$ 4,019
Insurance - 11.15%
Allianz SE 20,623 5,037
Assicurazioni Generali SpA 128,000 2,596
Legal & General Group PLC 1,156,230 3,952
Manulife Financial Corp 191,000 3,557
PICC Property & Casualty Co Ltd 2,122,000 2,685
Ping An Insurance Group Co of China Ltd 575,670 6,644
Sun Life Financial Inc 80,500 3,612
Swiss Life Holding AG 10,664 5,341
Tokio Marine Holdings Inc 108,037 5,841
$ 39,265
Internet - 5.23%
Alibaba Group Holding Ltd ADR
(d)
27,600 4,876
Autohome Inc ADR
(d)
33,500 2,833
JD.com Inc ADR
(d)
83,000 2,585
Rightmove PLC 237,000 1,840
Tencent Holdings Ltd 110,500 4,482
Vipshop Holdings Ltd ADR
(d)
157,000 1,812
$ 18,428
Iron & Steel - 2.30%
Evraz PLC 280,197 1,337
Fortescue Metals Group Ltd 299,000 1,830
Kumba Iron Ore Ltd 102,518 2,498
Severstal PJSC 179,300 2,451
$ 8,116
Leisure Products & Services - 1.09%
BRP Inc 58,000 2,602
Koshidaka Holdings Co Ltd 86,000 1,249
$ 3,851
Machinery - Diversified - 0.84%
Atlas Copco AB - A Shares 84,000 2,965
Media - 0.65%
Informa PLC 226,000 2,272
Mining - 5.66%
Anglo American PLC 148,500 3,822
MMC Norilsk Nickel PJSC ADR 178,952 4,963
Northern Star Resources Ltd 394,000 2,671
Polymetal International PLC 141,000 2,319
Regis Resources Ltd 462,000 1,566
Rio Tinto PLC 63,000 3,280

Schedule of Investments
International Fund I
October 31, 2019
See accompanying notes.
262
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Saracen Mineral Holdings Ltd
(d)
508,000 $ 1,314
$ 19,935
Miscellaneous Manufacturers - 0.37%
Amano Corp 44,000 1,301
Oil & Gas - 2.72%
Beach Energy Ltd 1,542,000 2,426
LUKOIL PJSC ADR 33,000 3,041
Novatek PJSC 10,000 2,145
Parex Resources Inc
(d)
145,000 1,965
$ 9,577
Pharmaceuticals - 5.00%
Astellas Pharma Inc 175,000 3,004
Novo Nordisk A/S 29,000 1,595
Roche Holding AG 22,740 6,844
Sawai Pharmaceutical Co Ltd 33,000 1,862
Sino Biopharmaceutical Ltd 1,457,000 2,169
YiChang HEC ChangJiang Pharmaceutical Co
Ltd
(f)
346,000 2,122
$ 17,596
Private Equity - 2.10%
3i Group PLC 220,000 3,215
Partners Group Holding AG 5,370 4,196
$ 7,411
Retail - 3.86%
Alimentation Couche-Tard Inc 116,000 3,479
ANTA Sports Products Ltd 353,600 3,459
JD Sports Fashion PLC 379,300 3,773
Next PLC 34,000 2,900
$ 13,611
Semiconductors - 4.63%
Dialog Semiconductor PLC
(d)
47,000 2,114
Lasertec Corp 44,000 3,163
Novatek Microelectronics Corp 342,000 2,191
Realtek Semiconductor Corp
(d)
480,000 3,561
Taiwan Semiconductor Manufacturing Co Ltd 44,024 431
Taiwan Semiconductor Manufacturing Co Ltd
ADR
93,700 4,838
$ 16,298
Software - 3.75%
Constellation Software Inc/Canada 1,650 1,630
NetEase Inc ADR 11,671 3,336
Open Text Corp 50,000 2,020
Temenos AG
(d)
23,494 3,361
TIS Inc 47,000 2,850
$ 13,197
Telecommunications - 1.54%
Accton Technology Corp 410,000 2,439
Nice Ltd ADR
(d)
18,900 2,982
$ 5,421
Toys, Games & Hobbies - 1.40%
Bandai Namco Holdings Inc 80,200 4,931
Transportation - 0.52%
TFI International Inc 57,000 1,816
TOTAL COMMON STOCKS $ 347,158
Total Investments $ 351,705
Other Assets and Liabilities -  0.13% 460
TOTAL NET ASSETS - 100.00% $ 352,165
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $549 or
0.16% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,932 or 1.40% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 15.15%
United Kingdom 13.44%
Japan 9.98%
Taiwan 8.96%
Switzerland 8.09%
Canada 7.13%
France 7.12%
Russian Federation 5.88%
Australia 3.50%
Brazil 3.26%
Germany 3.16%
Italy 2.85%
Sweden 2.12%
Hong Kong 1.93%
India 1.32%
United States 1.29%
Singapore 0.99%
Israel 0.85%
Ireland 0.71%
South Africa 0.71%
Mexico 0.61%
Denmark 0.45%
Korea, Republic Of 0.37%
Other Assets and Liabilities
0.13%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
October 31, 2019
See accompanying notes.
263
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 901 $ 125,458 $ 122,361 $ 3,998
$ 901 $ 125,458 $ 122,361 $ 3,998
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 78 $ — $ — $ —
$ 78 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2019
See accompanying notes.
264
INVESTMENT COMPANIES - 1.24% Shares Held Value (000's)
Money Market Funds - 1.23%
BlackRock Liquidity FedFund 1.71%
(a),(b)
22,925,472 $ 22,926
Principal Government Money Market Fund
1.65%
(a),(b),(c)
99,164,926 99,16 5
$ 122,09 1
Principal Exchange-Traded Funds - 0.01%
Principal Millennials Index ETF
( c),(d)
12,150 474
Principal Price Setters Index ETF
( c)
4,100 159
Principal Sustainable Momentum Index ETF
( c)
1,900 53
Principal U.S. Mega-Cap Multi-Factor Index ETF
( c),(d)
13,396 398
$ 1,084
TOTAL INVESTMENT COMPANIES $ 123,17 5
COMMON STOCKS - 97.97% Shares Held Value (000's)
Advertising - 0.02%
Interpublic Group of Cos Inc/The 4,174 91
Omnicom Group Inc 9,573 739
Trade Desk Inc/ The
( e)
3,579 718
$ 1,548
Aerospace & Defense - 3.02%
Boeing Co/The 615,816 209,322
General Dynamics Corp 1,020 180
HEICO Corp 3,816 471
HEICO Corp - Class A 7,078 674
L3Harris Technologies Inc 209,733 43,270
Lockheed Martin Corp 22,231 8,374
Northrop Grumman Corp 89,943 31,704
Raytheon Co 10,387 2,204
Spirit AeroSystems Holdings Inc 8,473 693
TransDigm Group Inc 3,348 1,762
$ 298,654
Agriculture - 0.23%
Altria Group Inc 92,440 4,141
Philip Morris International Inc 227,938 18,563
$ 22,704
Airlines - 0.03%
Alaska Air Group Inc 6,125 425
Delta Air Lines Inc 6,997 386
JetBlue Airways Corp
( e)
6,078 117
Southwest Airlines Co 25,559 1,435
United Airlines Holdings Inc
( e)
5,427 493
$ 2,856
Apparel - 0.54%
Capri Holdings Ltd
( e)
6,974 217
Carter's Inc 2,355 236
Columbia Sportswear Co 2,617 237
Hanesbrands Inc 28,415 432
NIKE Inc 554,936 49,694
Skechers U.S.A. Inc
( e)
5,382 201
VF Corp 26,098 2,148
$ 53,165
Automobile Manufacturers - 0.03%
Tesla Inc
( e)
8,398 2,645
Automobile Parts & Equipment - 0.68%
Allison Transmission Holdings Inc 11,779 514
Aptiv PLC 737,391 66,033
WABCO Holdings Inc
( e)
4,047 545
$ 67,092
Banks - 0.01%
CIT Group Inc 1,498 64
Comerica Inc 1,183 77
Signature Bank/New York NY 2,264 268
SVB Financial Group
( e)
450 100
Synovus Financial Corp 1,509 51
Western Alliance Bancorp 1,353 67
$ 627
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 1.52%
Brown-Forman Corp - A Shares 4,005 $ 249
Brown-Forman Corp - B Shares 1,875,800 122,903
Coca-Cola Co/The 223,322 12,155
Monster Beverage Corp
( e)
31,202 1,751
PepsiCo Inc 100,301 13,758
$ 150,816
Biotechnology - 2.15%
Alexion Pharmaceuticals Inc
( e)
182,740 19,261
Alnylam Pharmaceuticals Inc
( e)
7,154 620
Amgen Inc 45,418 9,685
Biogen Inc
( e)
5,359 1,601
BioMarin Pharmaceutical Inc
( e)
14,416 1,055
Celgene Corp
( e)
56,890 6,146
Exact Sciences Corp
( e)
10,305 896
Exelixis Inc
( e)
10,371 160
Gilead Sciences Inc 14,842 946
Illumina Inc
( e)
332,328 98,210
Incyte Corp
( e)
14,338 1,203
Ionis Pharmaceuticals Inc
( e)
10,315 575
Moderna Inc
( e)
2,554 43
Regeneron Pharmaceuticals Inc
( e)
1,359 416
Sage Therapeutics Inc
( e)
4,059 551
Seattle Genetics Inc
( e)
8,797 945
Vertex Pharmaceuticals Inc
( e)
357,721 69,927
$ 212,240
Building Materials - 0.04%
Armstrong World Industries Inc 5,194 486
Eagle Materials Inc 3,318 303
Fortune Brands Home & Security Inc 5,078 305
Lennox International Inc 2,919 722
Martin Marietta Materials Inc 1,650 432
Vulcan Materials Co 9,913 1,416
$ 3,664
Chemicals - 1.84%
Air Products & Chemicals Inc 4,578 976
CF Industries Holdings Inc 2,363 107
Ecolab Inc 22,635 4,347
NewMarket Corp 583 283
PPG Industries Inc 6,507 814
RPM International Inc 1,984 144
Sherwin-Williams Co/The 305,799 175,015
WR Grace & Co 5,004 333
$ 182,019
Commercial Services - 5.35%
Automatic Data Processing Inc 26,034 4,224
Avalara Inc
( e)
4,756 338
Booz Allen Hamilton Holding Corp 13,087 921
Bright Horizons Family Solutions Inc
( e)
5,267 782
Cintas Corp 535,369 143,837
CoreLogic Inc/United States
( e)
2,710 110
CoStar Group Inc
( e)
27,248 14,973
Equifax Inc 8,675 1,186
Euronet Worldwide Inc
( e)
5,005 701
FleetCor Technologies Inc
( e)
7,386 2,173
Gartner Inc
( e)
7,732 1,191
Global Payments Inc 676,878 114,514
Grand Canyon Education Inc
( e)
951 88
H&R Block Inc 6,184 155
IHS Markit Ltd
( e)
21,824 1,528
MarketAxess Holdings Inc 2,988 1,101
Moody's Corp 9,817 2,167
Morningstar Inc 1,667 270
Nielsen Holdings PLC 8,198 165
Paylocity Holding Corp
( e)
3,576 367
PayPal Holdings Inc
( e)
2,201,022 229,126
Robert Half International Inc 10,920 625
Rollins Inc 13,836 527
S&P Global Inc 14,713 3,796
Sabre Corp 9,053 213

Schedule of Investments
LargeCap Growth Fund I
October 31, 2019
See accompanying notes.
265
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Service Corp International/US 7,292 $ 332
ServiceMaster Global Holdings Inc
( e)
3,003 121
TransUnion 16,389 1,354
Verisk Analytics Inc 13,606 1,969
WEX Inc
( e)
4,029 762
$ 529,616
Computers - 3.74%
Accenture PLC - Class A 70,670 13,104
Apple Inc 900,466 224,000
Cognizant Technology Solutions Corp 2,781 169
EPAM Systems Inc
( e)
4,965 874
Fortinet Inc
( e)
13,188 1,075
Genpact Ltd 3,156,082 123,624
HP Inc 75,472 1,311
International Business Machines Corp 32,110 4,294
NCR Corp
( e)
12,714 371
NetApp Inc 22,886 1,279
Zscaler Inc
( e)
6,406 282
$ 370,383
Consumer Products - 0.04%
Avery Dennison Corp 6,687 855
Church & Dwight Co Inc 19,858 1,389
Clorox Co/The 8,386 1,238
$ 3,482
Cosmetics & Personal Care - 1.43%
Estee Lauder Cos Inc/The 748,487 139,421
Procter & Gamble Co/The 17,275 2,151
$ 141,572
Distribution & Wholesale - 0.04%
Copart Inc
( e)
17,245 1,425
LKQ Corp
( e)
7,222 246
Pool Corp 3,593 745
WW Grainger Inc 3,837 1,185
$ 3,601
Diversified Financial Services - 5.74%
Alliance Data Systems Corp 1,172 117
American Express Co 34,982 4,103
Ameriprise Financial Inc 1,734 262
Cboe Global Markets Inc 2,281 263
Charles Schwab Corp/The 746,066 30,372
Credit Acceptance Corp
( e)
767 336
Discover Financial Services 9,359 751
E*TRADE Financial Corp 4,123 172
Evercore Inc - Class A 1,353 100
Interactive Brokers Group Inc - A Shares 1,948 93
Intercontinental Exchange Inc 491,054 46,316
Lazard Ltd 3,555 133
LPL Financial Holdings Inc 6,988 565
Mastercard Inc 85,831 23,759
Raymond James Financial Inc 2,522 210
SEI Investments Co 5,200 311
Synchrony Financial 15,637 553
T Rowe Price Group Inc 5,489 636
TD Ameritrade Holding Corp 560,498 21,512
Visa Inc 2,439,342 436,301
Western Union Co/The 14,055 352
$ 567,217
Electric - 0.92%
NextEra Energy Inc 248,785 59,296
Sempra Energy 216,387 31,270
$ 90,566
Electrical Components & Equipment - 0.03%
AMETEK Inc 15,926 1,460
Emerson Electric Co 3,185 223
Hubbell Inc 3,211 455
Universal Display Corp 4,003 801
$ 2,939
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 2.91%
Agilent Technologies Inc 3,838 $ 291
Allegion PLC 6,856 796
Amphenol Corp 1,253,143 125,728
FLIR Systems Inc 2,985 154
Fortive Corp 1,784,701 123,144
Honeywell International Inc 181,068 31,276
Jabil Inc 6,898 254
Keysight Technologies Inc
( e)
16,120 1,627
Mettler-Toledo International Inc
( e)
2,110 1,487
National Instruments Corp 3,125 129
PerkinElmer Inc 2,772 238
Sensata Technologies Holding PLC
( e)
7,301 374
Trimble Inc
( e)
6,449 257
Waters Corp
( e)
5,894 1,247
Woodward Inc 4,572 488
$ 287,490
Entertainment - 0.02%
Live Nation Entertainment Inc
( e)
10,573 745
Madison Square Garden Co/ The
( e)
183 49
Six Flags Entertainment Corp 1,650 70
Vail Resorts Inc 3,230 750
$ 1,614
Environmental Control - 0.02%
Republic Services Inc 2,332 204
Waste Management Inc 19,893 2,232
$ 2,436
Food - 0.08%
Campbell Soup Co 7,658 355
Hershey Co/The 10,175 1,494
Kellogg Co 7,601 483
Lamb Weston Holdings Inc 3,203 250
McCormick & Co Inc/MD 6,405 1,029
Pilgrim's Pride Corp
( e)
1,978 60
Post Holdings Inc
( e)
2,337 241
Sprouts Farmers Market Inc
( e)
5,034 98
Sysco Corp 48,680 3,888
TreeHouse Foods Inc
( e)
988 53
$ 7,951
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 5,542 496
Healthcare - Products - 9.10%
Abbott Laboratories 44,675 3,735
ABIOMED Inc
( e)
3,823 794
Align Technology Inc
( e)
6,588 1,662
Avantor Inc
( e)
1,550,687 22,035
Baxter International Inc 13,559 1,040
Becton Dickinson and Co 319,168 81,707
Bio-Techne Corp 3,220 670
Boston Scientific Corp
( e)
83,053 3,463
Bruker Corp 10,631 473
Cooper Cos Inc/The 854 249
Danaher Corp 848,559 116,948
Edwards Lifesciences Corp
( e)
541,718 129,134
Henry Schein Inc
( e)
3,335 209
Hill-Rom Holdings Inc 3,544 371
Hologic Inc
( e)
19,312 933
ICU Medical Inc
( e)
793 128
IDEXX Laboratories Inc
( e)
7,108 2,026
Intuitive Surgical Inc
( e)
431,214 238,440
Masimo Corp
( e)
4,298 627
ResMed Inc 11,910 1,762
STERIS PLC 1,041 147
Stryker Corp 488,980 105,752
Teleflex Inc 3,908 1,358
Thermo Fisher Scientific Inc 612,242 184,885
Varian Medical Systems Inc
( e)
8,158 986
West Pharmaceutical Services Inc 5,028 723
$ 900,257

Schedule of Investments
LargeCap Growth Fund I
October 31, 2019
See accompanying notes.
266
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1.98%
Anthem Inc 70,107 $ 18,864
Centene Corp
( e)
513,735 27,270
Charles River Laboratories International Inc
( e)
4,517 587
Chemed Corp 1,493 588
Encompass Health Corp 5,457 349
HCA Healthcare Inc 566,781 75,688
Humana Inc 3,460 1,018
IQVIA Holdings Inc
( e)
6,800 982
Laboratory Corp of America Holdings
( e)
1,135 187
Molina Healthcare Inc
( e)
4,688 552
UnitedHealth Group Inc 270,002 68,229
WellCare Health Plans Inc
( e)
3,995 1,185
$ 195,499
Home Builders - 0.02%
Lennar Corp - A Shares 11,145 665
Lennar Corp - B Shares 2,769 130
NVR Inc
( e)
283 1,029
$ 1,824
Home Furnishings - 0.01%
Dolby Laboratories Inc 2,206 142
Tempur Sealy International Inc
( e)
4,218 384
$ 526
Housewares - 0.01%
Scotts Miracle-Gro Co/The 3,455 347
Toro Co/The 9,898 763
$ 1,110
Insurance - 0.13%
Alleghany Corp
( e)
133 103
Aon PLC 20,492 3,958
Arch Capital Group Ltd
( e)
4,587 192
Arthur J Gallagher & Co 3,321 303
Athene Holding Ltd
( e)
5,428 235
Axis Capital Holdings Ltd 988 59
Brown & Brown Inc 1,850 70
Erie Indemnity Co 1,368 252
Everest Re Group Ltd 1,054 271
Kemper Corp 1,242 89
Markel Corp
( e)
92 108
Marsh & McLennan Cos Inc 39,745 4,118
Primerica Inc 2,522 318
Progressive Corp/The 23,642 1,648
RenaissanceRe Holdings Ltd 1,437 269
Travelers Cos Inc/The 7,262 952
Voya Financial Inc 1,587 86
$ 13,031
Internet - 19.95%
Alibaba Group Holding Ltd ADR
(e)
1,063,035 187,806
Alphabet Inc - A Shares
( e)
178,731 224,986
Alphabet Inc - C Shares
( e)
225,642 284,334
Amazon.com Inc
( e)
320,354 569,160
Anaplan Inc
( e)
7,791 368
Booking Holdings Inc
( e)
89,837 184,056
CDW Corp/DE 12,851 1,644
eBay Inc 79,715 2,810
Etsy Inc
( e)
10,472 466
Expedia Group Inc 10,494 1,434
F5 Networks Inc
( e)
5,477 789
Facebook Inc
( e)
1,287,129 246,678
GoDaddy Inc
( e)
14,999 975
IAC/ InterActiveCorp
( e)
162,863 37,011
Match Group Inc
( d)
4,587 335
Netflix Inc
( e)
197,395 56,733
Okta Inc
( e)
94,734 10,333
Palo Alto Networks Inc
( e)
7,881 1,792
Proofpoint Inc
( e)
5,112 590
RingCentral Inc
( e)
6,430 1,039
Spotify Technology SA
( e)
248,858 35,910
Tencent Holdings Ltd ADR
(d)
2,221,785 89,982
Tencent Music Entertainment Group ADR
(e)
1,517,038 20,996
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
TripAdvisor Inc
( e)
7,857 $ 317
Twitter Inc
( e)
45,054 1,350
Uber Technologies Inc - Lockup Shares
( e),(f)
317,675 10,007
VeriSign Inc
( e)
6,578 1,250
$ 1,973,151
Leisure Products & Services - 0.01%
Norwegian Cruise Line Holdings Ltd
( e)
5,518 280
Planet Fitness Inc
( e)
8,057 513
Polaris Inc 4,699 464
$ 1,257
Lodging - 0.67%
Choice Hotels International Inc 2,310 204
Hilton Worldwide Holdings Inc 417,895 40,519
Las Vegas Sands Corp 363,479 22,478
Marriott International Inc/MD 16,587 2,099
MGM Resorts International 4,741 135
Wyndham Hotels & Resorts Inc 3,441 186
Wynn Resorts Ltd 6,821 828
$ 66,449
Machinery - Construction & Mining - 0.90%
BWX Technologies Inc 1,521,558 88,402
Caterpillar Inc 2,583 356
$ 88,758
Machinery - Diversified - 1.69%
Cognex Corp 14,940 769
Deere & Co 2,084 363
Dover Corp 6,193 643
Graco Inc 15,795 714
IDEX Corp 3,737 581
Middleby Corp/ The
( e)
5,362 649
Nordson Corp 5,035 790
Rockwell Automation Inc 10,125 1,741
Roper Technologies Inc 474,649 159,938
Xylem Inc/NY 15,602 1,196
$ 167,384
Media - 0.20%
Altice USA Inc
( e)
27,033 837
AMC Networks Inc
( e)
3,802 166
Cable One Inc 358 474
CBS Corp 24,439 881
Charter Communications Inc
( e)
5,623 2,631
Comcast Corp - Class A 283,990 12,728
FactSet Research Systems Inc 3,055 774
Fox Corp - A Shares 3,150 101
Fox Corp - B Shares 1,976 62
New York Times Co/The 3,030 94
Nexstar Media Group Inc 2,925 285
Sinclair Broadcast Group Inc 4,858 193
Sirius XM Holdings Inc 116,709 784
$ 20,010
Mining - 0.00%
Southern Copper Corp 5,886 209
Miscellaneous Manufacturers - 0.17%
3M Co 39,957 6,593
AO Smith Corp 3,196 159
AptarGroup Inc 2,310 273
Carlisle Cos Inc 4,625 704
Hexcel Corp 7,654 571
Illinois Tool Works Inc 32,266 5,439
Ingersoll-Rand PLC 25,864 3,282
$ 17,021
Office & Business Equipment - 0.01%
Zebra Technologies Corp
( e)
4,949 1,177
Oil & Gas - 0.22%
Cabot Oil & Gas Corp 21,085 393
Concho Resources Inc 302,554 20,428
Diamondback Energy Inc 2,750 236
Parsley Energy Inc 13,068 207

Schedule of Investments
LargeCap Growth Fund I
October 31, 2019
See accompanying notes.
267
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Pioneer Natural Resources Co 5,757 $ 708
$ 21,972
Packaging & Containers - 0.03%
Ball Corp 26,910 1,883
Berry Global Group Inc
( e)
5,004 208
Crown Holdings Inc
( e)
6,430 468
Sealed Air Corp 1,770 74
$ 2,633
Pharmaceuticals - 4.83%
AbbVie Inc 119,715 9,523
Agios Pharmaceuticals Inc
( e)
583 18
AmerisourceBergen Corp 13,482 1,151
Bristol-Myers Squibb Co 40,121 2,302
Cigna Corp 467,748 83,475
DexCom Inc
( e)
795,230 122,656
Eli Lilly & Co 182,957 20,848
Herbalife Nutrition Ltd
( e)
1,617 72
Horizon Therapeutics Plc
( e)
4,059 117
Jazz Pharmaceuticals PLC
( e)
4,583 576
Johnson & Johnson 44,336 5,854
McKesson Corp 2,432 323
Merck & Co Inc 215,393 18,666
Neurocrine Biosciences Inc
( e)
7,289 725
PRA Health Sciences Inc
( e)
5,580 545
Sarepta Therapeutics Inc
( e)
5,688 472
Zoetis Inc 1,648,065 210,821
$ 478,144
Pipelines - 0.01%
Cheniere Energy Inc
( e)
10,798 665
Equitrans Midstream Corp 2,182 30
ONEOK Inc 10,586 739
$ 1,434
Real Estate - 0.01%
CBRE Group Inc
( e)
10,571 566
Jones Lang LaSalle Inc 712 104
$ 670
REITs - 2.17%
American Homes 4 Rent 11,077 293
American Tower Corp 39,334 8,578
Americold Realty Trust 16,827 675
Brookfield Property REIT Inc 8,819 167
Crown Castle International Corp 38,713 5,373
Equinix Inc 5,013 2,841
Equity LifeStyle Properties Inc 14,706 1,028
Extra Space Storage Inc 8,574 963
Lamar Advertising Co 7,281 583
Outfront Media Inc 3,447 91
Public Storage 12,191 2,717
SBA Communications Corp 785,042 188,920
Simon Property Group Inc 16,275 2,452
Sun Communities Inc 2,030 330
UDR Inc 2,185 110
$ 215,121
Retail - 4.78%
Advance Auto Parts Inc 1,969 320
AutoZone Inc
( e)
2,100 2,403
Best Buy Co Inc 5,277 379
Burlington Stores Inc
( e)
5,432 1,044
CarMax Inc
( e)
7,002 652
Casey's General Stores Inc 739 126
Chipotle Mexican Grill Inc
( e)
2,141 1,666
Costco Wholesale Corp 385,655 114,582
Darden Restaurants Inc 10,817 1,214
Dollar General Corp 450,056 72,162
Dollar Tree Inc
( e)
10,986 1,213
Domino's Pizza Inc 3,670 997
Dunkin' Brands Group Inc 7,450 586
Home Depot Inc/The 53,233 12,487
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
L Brands Inc 7,523 $ 128
Lowe's Cos Inc 47,740 5,328
Lululemon Athletica Inc
( e)
121,756 24,872
McDonald's Corp 7,393 1,454
Nordstrom Inc 11,055 397
O'Reilly Automotive Inc
( e)
7,565 3,295
Restaurant Brands International Inc 495,219 32,407
Ross Stores Inc 482,057 52,867
Starbucks Corp 103,489 8,751
Target Corp 1,580 169
TJX Cos Inc/The 2,197,906 126,709
Tractor Supply Co 10,595 1,007
Ulta Beauty Inc
( e)
4,822 1,124
Wendy's Co/The 19,059 404
Williams-Sonoma Inc 2,287 153
Yum China Holdings Inc 25,446 1,082
Yum! Brands Inc 26,470 2,692
$ 472,670
Semiconductors - 2.46%
Advanced Micro Devices Inc
( e)
59,887 2,032
Analog Devices Inc 2,962 316
Applied Materials Inc 65,995 3,581
ASML Holding NV - NY Reg Shares 216,573 56,736
Broadcom Inc 23,141 6,777
Entegris Inc 13,336 640
KLA Corp 13,931 2,355
Lam Research Corp 16,269 4,409
Marvell Technology Group Ltd 1,458,808 35,580
Maxim Integrated Products Inc 10,750 631
Microchip Technology Inc 6,483 611
NVIDIA Corp 34,951 7,026
NXP Semiconductors NV 910,453 103,500
QUALCOMM Inc 72,844 5,860
Skyworks Solutions Inc 1,991 181
Teradyne Inc 15,971 978
Texas Instruments Inc 85,958 10,142
Xilinx Inc 21,778 1,976
$ 243,331
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 2,874 649
Software - 17.29%
Activision Blizzard Inc 2,444 137
Adobe Inc
( e)
320,291 89,019
Akamai Technologies Inc
( e)
13,424 1,161
Alteryx Inc
( e)
4,533 415
ANSYS Inc
( e)
7,441 1,638
Aspen Technology Inc
( e)
6,698 771
Atlassian Corp PLC
( e)
50,793 6,135
Autodesk Inc
( e)
940,267 138,557
Black Knight Inc
( e)
13,763 884
Broadridge Financial Solutions Inc 10,460 1,310
Cadence Design Systems Inc
( e)
24,743 1,617
CDK Global Inc 12,277 620
Ceridian HCM Holding Inc
( e)
6,403 309
Cerner Corp 27,427 1,841
Citrix Systems Inc 10,646 1,159
Coupa Software Inc
( e)
5,710 785
Dropbox Inc - A Shares
( e)
20,248 401
Electronic Arts Inc
( e)
1,588,898 153,169
Fair Isaac Corp
( e)
2,715 825
Fidelity National Information Services Inc 229,244 30,205
Fiserv Inc
( e)
33,772 3,585
HubSpot Inc
( e)
3,480 540
Intuit Inc 937,155 241,318
Jack Henry & Associates Inc 6,271 888
Manhattan Associates Inc
( e)
7,082 531
Microsoft Corp 4,133,090 592,561
MongoDB Inc
( e)
2,242 286
MSCI Inc 6,654 1,561

Schedule of Investments
LargeCap Growth Fund I
October 31, 2019
See accompanying notes.
268
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Oracle Corp 137,615 $ 7,499
Paychex Inc 27,628 2,311
Paycom Software Inc
( e)
25,999 5,499
Pegasystems Inc 4,139 311
RealPage Inc
( e)
7,551 457
salesforce.com Inc
( e)
1,328,846 207,951
ServiceNow Inc
( e)
168,406 41,640
Slack Technologies Inc
( d),(e)
365,984 8,052
Smartsheet Inc
( e)
9,054 357
SolarWinds Corp
( e)
6,259 119
Splunk Inc
( e)
433,294 51,978
SS&C Technologies Holdings Inc 17,883 930
Synopsys Inc
( e)
13,088 1,777
Take-Two Interactive Software Inc
( e)
4,294 517
Temenos AG ADR 71,218 10,220
Teradata Corp
( e)
11,996 359
Tyler Technologies Inc
( e)
3,512 943
Veeva Systems Inc
( e)
10,866 1,541
VMware Inc 362,823 57,424
Workday Inc
( e)
223,848 36,299
Zoom Video Communications Inc
( d),(e)
24,773 1,731
Zynga Inc
( e)
16,972 105
$ 1,710,248
Telecommunications - 0.23%
Arista Networks Inc
( e)
5,096 1,246
Cisco Systems Inc 383,766 18,233
Motorola Solutions Inc 7,274 1,210
Switch Inc 12,239 181
T-Mobile US Inc
( e)
13,346 1,103
Zayo Group Holdings Inc
( e)
18,407 628
$ 22,601
Toys, Games & Hobbies - 0.01%
Hasbro Inc 10,065 97 8
Transportation - 0.64%
CH Robinson Worldwide Inc 9,214 697
CSX Corp 36,238 2,546
Expeditors International of Washington Inc 11,403 832
Genesee & Wyoming Inc
( e)
1,675 186
JB Hunt Transport Services Inc 182,408 21,444
Landstar System Inc 3,567 404
Norfolk Southern Corp 118,695 21,602
Old Dominion Freight Line Inc 2,760 503
Union Pacific Corp 62,978 10,420
United Parcel Service Inc 41,833 4,818
$ 63,452
TOTAL COMMON STOCKS $ 9,688,9 59
CONVERTIBLE PREFERRED STOCKS
- 0.18% Shares Held Value (000's)
Internet - 0.18%
Airbnb Inc - Series D 0.00%
( e),(f),(g),(h)
121,527 $ 14,525
Airbnb Inc - Series E 0.00%
( e),(f),(g),(h)
29,361 3,509
$ 18,034
TOTAL CONVERTIBLE PREFERRED STOCKS $ 18,034
PREFERRED STOCKS - 0.14% Shares Held Value (000's)
Software - 0.11%
Magic Leap Inc - Series C 0.00%
( e),(f),(g),(h)
168,788 4,102
Magic Leap Inc - Series D 0.00%
( e),(f),(g),(h)
48,744 1,184
UIPATH Inc Ser D-1 0.00%
( e),(f),(h)
115,225 4,534
UIPATH Inc Ser D-2 0.00%
( e),(f),(h)
19,348 761
$ 10,581
Telecommunications - 0.03%
Aurora Innovation 0.00%
( e),(f),(h)
327,430 3,026
TOTAL PREFERRED STOCKS $ 13,607
Total Investments $ 9,843,77 5
Other Assets and Liabilities -  0.47% 46,18 7
TOTAL NET ASSETS - 100.00% $ 9,889,962
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $28,736 or 0.29 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $31,641 or
0.32% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 26.71%
Technology 23.61%
Communications 20.61%
Industrial 9.46%
Financial 8.06%
Consumer, Cyclical 6.85%
Basic Materials 1.84%
Money Market Funds 1.23%
Utilities 0.92%
Energy 0.23%
Domestic Equity Funds 0.01%
Other Assets and Liabilities
0.47%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Fund I
October 31, 2019
See accompanying notes.
269
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 154,115 $ 2,435,304 $ 2,490,25 4 $ 99,16 5
Principal Millennials Index ETF — 498 79 474
Principal Price Setters Index ETF — 165 27 159
Principal Sustainable Momentum Index ETF — 60 9 53
Principal U.S. Mega-Cap Multi-Factor Index ETF — 436 72 398
$ 154,115 $ 2,436,463 $ 2,490,44 1 $ 100,24 9
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 3,23 1 $ — $ — $ —
Principal Millennials Index ETF 2 (6) — 61
Principal Price Setters Index ETF 2 (1) — 22
Principal Sustainable Momentum Index ETF 1 (1) — 3
Principal U.S. Mega-Cap Multi-Factor Index ETF 9 (3) — 37
$ 3,2 45 $ (11) $ — $ 123
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 4,948 $ 14,525 0.15%
Airbnb Inc - Series E 0.00% 07/14/2015 2,733 3,509 0.03%
Aurora Innovation   0.00% 03/01/2019 3,026 3,026 0.03%
Magic Leap Inc - Series C   0.00% 01/20/2016 3,888 4,102 0.04%
Magic Leap Inc - Series D   0.00% 10/12/2017 1,316 1,184 0.01%
Uber Technologies Inc - Lockup Shares 12/05/2014-1/16/2018 12,122 10,007 0.10%
UIPATH Inc Ser D-1   0.00% 04/26/2019 4,534 4,534 0.05%
UIPATH Inc Ser D-2   0.00% 04/26/2019 761 761 0.01%
Total $ 41,648 0.42%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; December 2019 Long 510 $ 77,413 $ (125)
Total $ (125)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2019
See accompanying notes.
270
INVESTMENT COMPANIES - 0.77% Shares Held Value (000's)
Exchange-Traded Funds - 0.42%
iShares Core S&P 500 ETF 84,000 $ 25,617
Money Market Funds - 0.35%
BlackRock Liquidity FedFund 1.71%
(a),(b)
172,308 172
Principal Government Money Market Fund
1.65%
(a),(c)
20,672,610 20,673
$ 20,845
TOTAL INVESTMENT COMPANIES $ 46,462
COMMON STOCKS - 99.28% Shares Held Value (000's)
Advertising - 0.10%
Interpublic Group of Cos Inc/The 91,762 1,996
Omnicom Group Inc 51,548 3,979
$ 5,975
Aerospace & Defense - 2.48%
Arconic Inc 91,796 2,522
Boeing Co/The 126,680 43,060
General Dynamics Corp 55,444 9,802
L3Harris Technologies Inc 52,912 10,916
Lockheed Martin Corp 58,890 22,183
Northrop Grumman Corp 37,289 13,143
Raytheon Co 65,996 14,005
TransDigm Group Inc 11,763 6,191
United Technologies Corp 192,220 27,599
$ 149,421
Agriculture - 0.92%
Altria Group Inc 442,691 19,828
Archer-Daniels-Midland Co 131,989 5,549
Philip Morris International Inc 368,695 30,026
$ 55,403
Airlines - 0.39%
Alaska Air Group Inc 29,212 2,028
American Airlines Group Inc 93,911 2,823
Delta Air Lines Inc 137,133 7,553
Southwest Airlines Co 114,641 6,435
United Airlines Holdings Inc
( d)
52,360 4,757
$ 23,596
Apparel - 0.69%
Capri Holdings Ltd
( d)
35,920 1,116
Hanesbrands Inc 85,676 1,303
NIKE Inc 296,661 26,566
PVH Corp 17,571 1,531
Ralph Lauren Corp 12,285 1,180
Tapestry Inc 67,977 1,758
Under Armour Inc - Class A
( d)
44,585 921
Under Armour Inc - Class C
( d)
46,057 852
VF Corp 77,373 6,367
$ 41,594
Automobile Manufacturers - 0.42%
Ford Motor Co 928,702 7,977
General Motors Co 297,736 11,064
PACCAR Inc 82,080 6,243
$ 25,284
Automobile Parts & Equipment - 0.12%
Aptiv PLC 60,712 5,437
BorgWarner Inc 48,939 2,040
$ 7,477
Banks - 6.36%
Bank of America Corp 1,985,251 62,079
Bank of New York Mellon Corp/The 203,283 9,503
BB&T Corp 181,561 9,632
Citigroup Inc 535,340 38,470
Citizens Financial Group Inc 105,949 3,725
Comerica Inc 35,395 2,316
Fifth Third Bancorp 173,106 5,034
First Republic Bank/CA 39,864 4,240
Goldman Sachs Group Inc/The 76,687 16,363
Huntington Bancshares Inc/OH 245,943 3,475
JPMorgan Chase & Co 757,724 94,655
KeyCorp 237,748 4,272
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 31,676 $ 4,958
Morgan Stanley 297,666 13,708
Northern Trust Corp 50,924 5,076
PNC Financial Services Group Inc/The 105,515 15,479
Regions Financial Corp 236,447 3,807
State Street Corp 88,292 5,833
SunTrust Banks Inc 105,202 7,189
SVB Financial Group
( d)
12,214 2,705
US Bancorp 339,823 19,377
Wells Fargo & Co 950,165 49,057
Zions Bancorp NA 41,936 2,033
$ 382,986
Beverages - 1.88%
Brown-Forman Corp - B Shares 43,132 2,826
Coca-Cola Co/The 911,980 49,639
Constellation Brands Inc 39,631 7,543
Molson Coors Brewing Co 44,516 2,347
Monster Beverage Corp
( d)
91,678 5,146
PepsiCo Inc 331,331 45,448
$ 112,949
Biotechnology - 2.03%
Alexion Pharmaceuticals Inc
( d)
53,136 5,600
Amgen Inc 142,115 30,306
Biogen Inc
( d)
43,710 13,057
Celgene Corp
( d)
167,953 18,144
Corteva Inc 177,468 4,682
Gilead Sciences Inc 300,119 19,120
Illumina Inc
( d)
34,835 10,294
Incyte Corp
( d)
42,301 3,550
Regeneron Pharmaceuticals Inc
( d)
18,936 5,800
Vertex Pharmaceuticals Inc
( d)
60,910 11,907
$ 122,460
Building Materials - 0.36%
Fortune Brands Home & Security Inc 33,148 1,991
Johnson Controls International plc 188,562 8,170
Martin Marietta Materials Inc 14,796 3,875
Masco Corp 68,594 3,172
Vulcan Materials Co 31,348 4,479
$ 21,687
Chemicals - 1.82%
Air Products & Chemicals Inc 52,218 11,136
Albemarle Corp
( e)
25,116 1,526
Celanese Corp 29,324 3,553
CF Industries Holdings Inc 51,738 2,346
Dow Inc 176,123 8,892
DuPont de Nemours Inc 176,661 11,644
Eastman Chemical Co 32,465 2,469
Ecolab Inc 59,326 11,395
FMC Corp 30,910 2,828
International Flavors & Fragrances Inc 25,302 3,087
Linde PLC 128,107 25,410
LyondellBasell Industries NV 61,173 5,487
Mosaic Co/The 84,125 1,672
PPG Industries Inc 55,995 7,006
Sherwin-Williams Co/The 19,457 11,136
$ 109,587
Commercial Services - 2.08%
Automatic Data Processing Inc 102,833 16,683
Cintas Corp 19,673 5,285
Equifax Inc 28,646 3,916
FleetCor Technologies Inc
( d)
20,514 6,036
Gartner Inc
( d)
21,360 3,291
Global Payments Inc 71,101 12,029
H&R Block Inc 47,566 1,189
IHS Markit Ltd
( d)
95,050 6,655
MarketAxess Holdings Inc 8,947 3,298
Moody's Corp 38,559 8,510
Nielsen Holdings PLC 84,285 1,699
PayPal Holdings Inc
( d)
278,842 29,027

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2019
See accompanying notes.
271
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Quanta Services Inc 33,693 $ 1,417
Robert Half International Inc 27,860 1,595
Rollins Inc 33,371 1,272
S&P Global Inc 58,366 15,058
United Rentals Inc
( d)
18,286 2,442
Verisk Analytics Inc 38,746 5,607
$ 125,009
Computers - 5.69%
Accenture PLC - Class A 150,986 27,996
Apple Inc 1,006,677 250,421
Cognizant Technology Solutions Corp 130,880 7,976
DXC Technology Co 62,079 1,718
Fortinet Inc
( d)
33,633 2,743
Hewlett Packard Enterprise Co 309,395 5,077
HP Inc 351,177 6,100
International Business Machines Corp 209,930 28,074
Leidos Holdings Inc 32,035 2,762
NetApp Inc 56,380 3,150
Seagate Technology PLC 56,105 3,256
Western Digital Corp 70,145 3,623
$ 342,896
Consumer Products - 0.36%
Avery Dennison Corp 19,951 2,551
Church & Dwight Co Inc 58,555 4,095
Clorox Co/The 29,798 4,401
Kimberly-Clark Corp 81,566 10,839
$ 21,886
Cosmetics & Personal Care - 1.63%
Colgate-Palmolive Co 203,325 13,948
Coty Inc 69,704 815
Estee Lauder Cos Inc/The 52,423 9,765
Procter & Gamble Co/The 593,061 73,842
$ 98,370
Distribution & Wholesale - 0.24%
Copart Inc
( d)
47,778 3,948
Fastenal Co 135,888 4,884
LKQ Corp
( d)
73,037 2,483
WW Grainger Inc 10,475 3,235
$ 14,550
Diversified Financial Services - 4.25%
Affiliated Managers Group Inc 12,001 959
Alliance Data Systems Corp 9,709 971
American Express Co 161,222 18,908
Ameriprise Financial Inc 31,013 4,680
BlackRock Inc 27,839 12,853
Capital One Financial Corp 111,457 10,393
Cboe Global Markets Inc 26,465 3,047
Charles Schwab Corp/The 275,695 11,224
CME Group Inc 84,858 17,460
Discover Financial Services 75,416 6,053
E*TRADE Financial Corp 56,830 2,375
Franklin Resources Inc 66,840 1,841
Intercontinental Exchange Inc 132,805 12,526
Invesco Ltd 91,291 1,536
Mastercard Inc 211,564 58,563
Nasdaq Inc 27,319 2,726
Raymond James Financial Inc 29,284 2,445
Synchrony Financial 144,642 5,116
T Rowe Price Group Inc 55,824 6,464
Visa Inc 409,249 73,198
Western Union Co/The 100,452 2,517
$ 255,855
Electric - 3.28%
AES Corp/VA 157,315 2,682
Alliant Energy Corp 56,286 3,002
Ameren Corp 58,249 4,526
American Electric Power Co Inc 117,017 11,045
CenterPoint Energy Inc 119,013 3,460
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
CMS Energy Corp 67,250 $ 4,299
Consolidated Edison Inc 78,709 7,259
Dominion Energy Inc 194,773 16,078
DTE Energy Co 43,437 5,530
Duke Energy Corp 172,660 16,275
Edison International 84,858 5,338
Entergy Corp 47,117 5,724
Evergy Inc 55,800 3,566
Eversource Energy 76,685 6,422
Exelon Corp 230,241 10,474
FirstEnergy Corp 127,963 6,183
NextEra Energy Inc 115,821 27,605
NRG Energy Inc 59,952 2,405
Pinnacle West Capital Corp 26,613 2,505
PPL Corp 171,154 5,732
Public Service Enterprise Group Inc 119,823 7,586
Sempra Energy 65,061 9,402
Southern Co/The 247,693 15,520
WEC Energy Group Inc 74,750 7,056
Xcel Energy Inc 124,262 7,892
$ 197,566
Electrical Components & Equipment - 0.25%
AMETEK Inc 54,112 4,960
Emerson Electric Co 145,763 10,225
$ 15,185
Electronics - 1.26%
Agilent Technologies Inc 73,337 5,555
Allegion PLC 22,128 2,568
Amphenol Corp 70,488 7,072
FLIR Systems Inc 32,135 1,657
Fortive Corp 69,971 4,828
Garmin Ltd 34,237 3,210
Honeywell International Inc 170,506 29,451
Keysight Technologies Inc
( d)
44,451 4,486
Mettler-Toledo International Inc
( d)
5,832 4,111
PerkinElmer Inc 26,322 2,263
TE Connectivity Ltd 79,608 7,125
Waters Corp
( d)
15,821 3,348
$ 75,674
Engineering & Construction - 0.05%
Jacobs Engineering Group Inc 32,109 3,005
Environmental Control - 0.27%
Pentair PLC 39,823 1,652
Republic Services Inc 50,167 4,390
Waste Management Inc 92,489 10,378
$ 16,420
Food - 1.28%
Campbell Soup Co 39,965 1,851
Conagra Brands Inc 115,312 3,119
General Mills Inc 143,012 7,274
Hershey Co/The 35,300 5,184
Hormel Foods Corp 65,799 2,690
JM Smucker Co/The 27,026 2,856
Kellogg Co 58,926 3,744
Kraft Heinz Co/The 147,444 4,767
Kroger Co/The 189,296 4,664
Lamb Weston Holdings Inc 34,522 2,694
McCormick & Co Inc/MD 29,159 4,686
Mondelez International Inc 341,753 17,925
Sysco Corp 121,610 9,713
Tyson Foods Inc 69,830 5,781
$ 76,948
Forest Products & Paper - 0.07%
International Paper Co 93,093 4,066
Gas - 0.09%
Atmos Energy Corp 28,010 3,150
NiSource Inc 88,473 2,481
$ 5,631

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2019
See accompanying notes.
272
COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.13%
Snap-on Inc 13,084 $ 2,128
Stanley Black & Decker Inc 35,959 5,442
$ 7,570
Healthcare - Products - 4.05%
Abbott Laboratories 418,829 35,018
ABIOMED Inc
( d)
10,753 2,232
Align Technology Inc
( d)
17,223 4,345
Baxter International Inc 120,988 9,280
Becton Dickinson and Co 63,972 16,377
Boston Scientific Corp
( d)
330,099 13,765
Cooper Cos Inc/The 11,747 3,418
Danaher Corp 151,298 20,852
DENTSPLY SIRONA Inc 53,126 2,910
Edwards Lifesciences Corp
( d)
49,283 11,748
Henry Schein Inc
( d)
35,134 2,199
Hologic Inc
( d)
63,344 3,060
IDEXX Laboratories Inc
( d)
20,401 5,815
Intuitive Surgical Inc
( d)
27,312 15,102
Medtronic PLC 317,941 34,624
ResMed Inc 34,046 5,036
Stryker Corp 76,038 16,445
Teleflex Inc 10,956 3,806
Thermo Fisher Scientific Inc 94,902 28,659
Varian Medical Systems Inc
( d)
21,579 2,607
Zimmer Biomet Holdings Inc 48,654 6,725
$ 244,023
Healthcare - Services - 1.94%
Anthem Inc 60,623 16,312
Centene Corp
( d)
98,014 5,203
DaVita Inc
( d)
22,947 1,345
HCA Healthcare Inc 63,028 8,417
Humana Inc 32,012 9,418
IQVIA Holdings Inc
( d)
43,172 6,235
Laboratory Corp of America Holdings
( d)
23,153 3,815
Quest Diagnostics Inc 31,913 3,231
UnitedHealth Group Inc 224,576 56,750
Universal Health Services Inc 19,250 2,646
WellCare Health Plans Inc
( d)
11,922 3,536
$ 116,908
Home Builders - 0.23%
DR Horton Inc 79,751 4,177
Lennar Corp - A Shares 67,397 4,017
NVR Inc
( d)
813 2,956
PulteGroup Inc 61,084 2,397
$ 13,547
Home Furnishings - 0.06%
Leggett & Platt Inc 31,155 1,598
Whirlpool Corp 15,054 2,290
$ 3,888
Housewares - 0.03%
Newell Brands Inc 90,302 1,713
Insurance - 3.95%
Aflac Inc 175,453 9,327
Allstate Corp/The 78,011 8,302
American International Group Inc 206,146 10,917
Aon PLC 55,889 10,796
Arthur J Gallagher & Co 44,093 4,022
Assurant Inc 14,487 1,826
Berkshire Hathaway Inc - Class B
( d)
464,672 98,780
Chubb Ltd 108,002 16,462
Cincinnati Financial Corp 35,997 4,075
Everest Re Group Ltd 9,654 2,482
Globe Life Inc 23,787 2,315
Hartford Financial Services Group Inc/The 85,685 4,891
Lincoln National Corp 47,441 2,679
Loews Corp 61,625 3,020
Marsh & McLennan Cos Inc 119,984 12,433
MetLife Inc 188,628 8,826
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Principal Financial Group Inc 61,442 $ 3,280
Progressive Corp/The 138,546 9,657
Prudential Financial Inc 95,264 8,682
Travelers Cos Inc/The 61,705 8,087
Unum Group 49,441 1,362
Willis Towers Watson PLC 30,568 5,713
$ 237,934
Internet - 9.07%
Alphabet Inc - A Shares
( d)
70,981 89,351
Alphabet Inc - C Shares
( d)
71,612 90,239
Amazon.com Inc
( d)
98,465 174,939
Booking Holdings Inc
( d)
10,075 20,641
CDW Corp/DE 34,293 4,387
eBay Inc 186,841 6,586
Expedia Group Inc 33,139 4,529
F5 Networks Inc
( d)
14,249 2,053
Facebook Inc
( d)
570,096 109,259
Netflix Inc
( d)
103,755 29,820
Symantec Corp 134,742 3,083
TripAdvisor Inc
( d)
24,881 1,005
Twitter Inc
( d)
183,185 5,490
VeriSign Inc
( d)
24,686 4,691
$ 546,073
Iron & Steel - 0.06%
Nucor Corp 71,841 3,869
Leisure Products & Services - 0.21%
Carnival Corp 94,886 4,070
Harley-Davidson Inc 37,142 1,445
Norwegian Cruise Line Holdings Ltd
( d)
51,091 2,593
Royal Caribbean Cruises Ltd 40,721 4,432
$ 12,540
Lodging - 0.43%
Hilton Worldwide Holdings Inc 67,978 6,591
Las Vegas Sands Corp 80,210 4,960
Marriott International Inc/MD 64,782 8,198
MGM Resorts International 123,565 3,522
Wynn Resorts Ltd 22,952 2,785
$ 26,056
Machinery - Construction & Mining - 0.31%
Caterpillar Inc 133,320 18,371
Machinery - Diversified - 0.78%
Cummins Inc 37,391 6,449
Deere & Co 74,618 12,994
Dover Corp 34,465 3,581
Flowserve Corp 31,084 1,518
IDEX Corp 17,973 2,795
Rockwell Automation Inc 27,728 4,769
Roper Technologies Inc 24,645 8,304
Wabtec Corp 43,156 2,994
Xylem Inc/NY 42,662 3,272
$ 46,676
Media - 2.27%
CBS Corp 77,547 2,795
Charter Communications Inc
( d)
38,314 17,926
Comcast Corp - Class A 1,074,809 48,173
Discovery Inc - A Shares
( d)
37,450 1,009
Discovery Inc - C Shares
( d)
82,221 2,075
DISH Network Corp
( d)
57,012 1,960
Fox Corp - A Shares 83,991 2,691
Fox Corp - B Shares 38,476 1,202
News Corp - A Shares 91,388 1,253
News Corp - B Shares 28,858 408
Viacom Inc - B Shares 83,880 1,808
Walt Disney Co/The 426,881 55,460
$ 136,760

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2019
See accompanying notes.
273
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.18%
Freeport-McMoRan Inc 343,824 $ 3,377
Newmont Goldcorp Corp 194,294 7,719
$ 11,096
Miscellaneous Manufacturers - 1.34%
3M Co 136,326 22,492
AO Smith Corp 32,786 1,629
Eaton Corp PLC 99,530 8,670
General Electric Co 2,068,097 20,640
Illinois Tool Works Inc 69,758 11,760
Ingersoll-Rand PLC 57,247 7,264
Parker-Hannifin Corp 30,437 5,585
Textron Inc 54,534 2,513
$ 80,553
Office & Business Equipment - 0.03%
Xerox Holdings Corp 45,098 1,530
Oil & Gas - 3.55%
Apache Corp 89,092 1,930
Cabot Oil & Gas Corp 99,149 1,848
Chevron Corp 449,878 52,249
Cimarex Energy Co 24,042 1,015
Concho Resources Inc 47,650 3,217
ConocoPhillips 263,076 14,522
Devon Energy Corp 95,786 1,943
Diamondback Energy Inc 38,637 3,313
EOG Resources Inc 137,530 9,532
Exxon Mobil Corp 1,002,666 67,750
Helmerich & Payne Inc 25,934 972
Hess Corp 61,331 4,032
HollyFrontier Corp 35,881 1,971
Marathon Oil Corp 190,538 2,197
Marathon Petroleum Corp 156,006 9,977
Noble Energy Inc 113,333 2,183
Occidental Petroleum Corp 211,969 8,585
Phillips 66 106,293 12,417
Pioneer Natural Resources Co 39,609 4,873
Valero Energy Corp 98,204 9,524
$ 214,050
Oil & Gas Services - 0.37%
Baker Hughes Co 153,809 3,291
Halliburton Co 207,573 3,996
National Oilwell Varco Inc 91,447 2,069
Schlumberger Ltd 327,737 10,714
TechnipFMC PLC 99,457 1,962
$ 22,032
Packaging & Containers - 0.26%
Amcor PLC 384,967 3,665
Ball Corp 78,677 5,505
Packaging Corp of America 22,432 2,455
Sealed Air Corp 36,619 1,530
Westrock Co 60,983 2,279
$ 15,434
Pharmaceuticals - 5.64%
AbbVie Inc 350,363 27,871
Allergan PLC 77,735 13,690
AmerisourceBergen Corp 36,039 3,077
Bristol-Myers Squibb Co 387,635 22,239
Cardinal Health Inc 70,650 3,494
Cigna Corp 89,484 15,969
CVS Health Corp 308,185 20,460
Eli Lilly & Co 201,330 22,942
Johnson & Johnson 625,417 82,580
McKesson Corp 43,818 5,828
Merck & Co Inc 606,745 52,581
Mylan NV
( d)
122,248 2,341
Perrigo Co PLC 32,241 1,709
Pfizer Inc 1,310,720 50,292
Zoetis Inc 113,169 14,477
$ 339,550
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0.37%
Kinder Morgan Inc/DE 461,359 $ 9,218
ONEOK Inc 97,863 6,834
Williams Cos Inc/The 287,218 6,408
$ 22,460
Real Estate - 0.07%
CBRE Group Inc
( d)
79,703 4,268
REITs - 3.06%
Alexandria Real Estate Equities Inc 26,877 4,267
American Tower Corp 104,905 22,878
Apartment Investment & Management Co 35,281 1,936
AvalonBay Communities Inc 33,095 7,203
Boston Properties Inc 34,065 4,674
Crown Castle International Corp 98,523 13,674
Digital Realty Trust Inc 49,372 6,272
Duke Realty Corp 85,653 3,010
Equinix Inc 20,099 11,392
Equity Residential 82,610 7,324
Essex Property Trust Inc 15,575 5,095
Extra Space Storage Inc 30,455 3,419
Federal Realty Investment Trust 16,519 2,247
Healthpeak Properties Inc 116,380 4,378
Host Hotels & Resorts Inc 172,969 2,835
Iron Mountain Inc 68,037 2,232
Kimco Realty Corp 100,026 2,157
Macerich Co/The 26,111 718
Mid-America Apartment Communities Inc 27,025 3,756
Prologis Inc 149,561 13,125
Public Storage 35,582 7,930
Realty Income Corp 75,412 6,168
Regency Centers Corp 39,706 2,670
SBA Communications Corp 26,803 6,450
Simon Property Group Inc 72,991 10,998
SL Green Realty Corp 19,531 1,633
UDR Inc 69,396 3,487
Ventas Inc 88,293 5,748
Vornado Realty Trust 37,531 2,463
Welltower Inc 96,033 8,709
Weyerhaeuser Co 176,529 5,156
$ 184,004
Retail - 5.55%
Advance Auto Parts Inc 16,917 2,749
AutoZone Inc
( d)
5,812 6,651
Best Buy Co Inc 54,964 3,948
CarMax Inc
( d)
39,240 3,656
Chipotle Mexican Grill Inc
( d)
6,044 4,703
Costco Wholesale Corp 104,218 30,964
Darden Restaurants Inc 29,104 3,268
Dollar General Corp 60,919 9,768
Dollar Tree Inc
( d)
56,075 6,191
Gap Inc/The 50,759 825
Genuine Parts Co 34,616 3,551
Home Depot Inc/The 259,524 60,879
Kohl's Corp 37,710 1,933
L Brands Inc 55,018 938
Lowe's Cos Inc 182,898 20,413
Macy's Inc 73,205 1,110
McDonald's Corp 179,970 35,400
Nordstrom Inc 25,330 909
O'Reilly Automotive Inc
( d)
18,132 7,897
Ross Stores Inc 86,424 9,478
Starbucks Corp 283,660 23,986
Target Corp 121,077 12,944
Tiffany & Co 25,763 3,208
TJX Cos Inc/The 286,486 16,516
Tractor Supply Co 28,263 2,686
Ulta Beauty Inc
( d)
13,945 3,251
Walgreens Boots Alliance Inc 179,779 9,848
Walmart Inc 337,012 39,518

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2019
See accompanying notes.
274
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 72,109 $ 7,334
$ 334,522
Savings & Loans - 0.03%
People's United Financial Inc 94,493 1,528
Semiconductors - 4.07%
Advanced Micro Devices Inc
( d)
257,247 8,728
Analog Devices Inc 87,539 9,334
Applied Materials Inc 218,907 11,878
Broadcom Inc 94,333 27,626
Intel Corp 1,049,800 59,345
IPG Photonics Corp
( d)
8,446 1,134
KLA Corp 37,740 6,380
Lam Research Corp 34,251 9,283
Maxim Integrated Products Inc 64,285 3,771
Microchip Technology Inc 56,410 5,319
Micron Technology Inc
( d)
261,573 12,438
NVIDIA Corp 144,317 29,011
Qorvo Inc
( d)
27,913 2,257
QUALCOMM Inc 288,080 23,173
Skyworks Solutions Inc 40,690 3,705
Texas Instruments Inc 221,245 26,105
Xilinx Inc 59,862 5,432
$ 244,919
Shipbuilding - 0.04%
Huntington Ingalls Industries Inc 9,796 2,211
Software - 7.83%
Activision Blizzard Inc 181,765 10,184
Adobe Inc
( d)
115,037 31,972
Akamai Technologies Inc
( d)
39,096 3,382
ANSYS Inc
( d)
19,929 4,387
Autodesk Inc
( d)
52,036 7,668
Broadridge Financial Solutions Inc 27,083 3,391
Cadence Design Systems Inc
( d)
66,389 4,339
Cerner Corp 75,452 5,064
Citrix Systems Inc 29,160 3,174
Electronic Arts Inc
( d)
69,839 6,733
Fidelity National Information Services Inc 145,370 19,154
Fiserv Inc
( d)
135,268 14,357
Intuit Inc 61,631 15,870
Jack Henry & Associates Inc 18,247 2,583
Microsoft Corp 1,809,401 259,414
MSCI Inc 20,071 4,708
Oracle Corp 521,734 28,429
Paychex Inc 75,788 6,339
salesforce.com Inc
( d)
207,827 32,523
Synopsys Inc
( d)
35,614 4,835
Take-Two Interactive Software Inc
( d)
26,820 3,228
$ 471,734
Telecommunications - 3.32%
Arista Networks Inc
( d)
12,895 3,154
AT&T Inc 1,731,575 66,648
CenturyLink Inc 232,636 3,010
Cisco Systems Inc 1,006,028 47,797
Corning Inc 185,046 5,483
Juniper Networks Inc 81,949 2,034
Motorola Solutions Inc 39,232 6,525
T-Mobile US Inc
( d)
74,919 6,193
Verizon Communications Inc 980,128 59,268
$ 200,112
Textiles - 0.03%
Mohawk Industries Inc
( d)
14,192 2,035
Toys, Games & Hobbies - 0.05%
Hasbro Inc 27,813 2,706
Transportation - 1.51%
CH Robinson Worldwide Inc 32,082 2,427
CSX Corp 189,147 13,291
Expeditors International of Washington Inc 40,457 2,951
FedEx Corp 56,873 8,682
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 20,242 $ 2,380
Kansas City Southern 23,836 3,356
Norfolk Southern Corp 62,421 11,361
Union Pacific Corp 166,956 27,624
United Parcel Service Inc 165,487 19,059
$ 91,131
Water - 0.09%
American Water Works Co Inc 42,810 5,277
TOTAL COMMON STOCKS $ 5,978,560
Total Investments $ 6,025,022
Other Assets and Liabilities -  (0.05)% (2,891)
TOTAL NET ASSETS - 100.00% $ 6,022,131
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $172 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 21.81%
Financial 17.72%
Technology 17.62%
Communications 14.76%
Industrial 9.04%
Consumer, Cyclical 8.45%
Energy 4.29%
Utilities 3.46%
Basic Materials 2.13%
Investment Companies 0.42%
Money Market Funds 0.35%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2019
See accompanying notes.
275
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 108,296 $ 634,287 $ 721,910 $ 20,673
$ 108,296 $ 634,287 $ 721,910 $ 20,673
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 1,8 09 $ — $ — $ —
$ 1,8 09 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; December 2019 Long 145 $ 22,010 $ 366
Total $ 366
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
October 31, 2019
See accompanying notes.
276
INVESTMENT COMPANIES - 0.65% Shares Held Value (000's)
Money Market Funds - 0.65%
BlackRock Liquidity FedFund 1.71%
(a),(b)
46,084,060 $ 46,084
Principal Government Money Market Fund
1.65%
(a),(b),(c)
67,192,916 67,193
$ 113,277
TOTAL INVESTMENT COMPANIES $ 113,277
COMMON STOCKS - 100.02% Shares Held Value (000's)
Aerospace & Defense - 4.33%
HEICO Corp - Class A 526,548 50,164
TransDigm Group Inc 1,332,376 701,203
$ 751,367
Banks - 2.25%
First Republic Bank/CA 2,852,029 303,342
M&T Bank Corp 555,396 86,936
$ 390,278
Beverages - 0.60%
Brown-Forman Corp - B Shares 1,587,141 103,990
Building Materials - 4.49%
Martin Marietta Materials Inc 1,130,831 296,176
Summit Materials Inc
( d)
3,905,297 89,549
Vulcan Materials Co 2,757,202 393,921
$ 779,646
Chemicals - 0.82%
Air Products & Chemicals Inc 667,067 142,259
Commercial Services - 10.05%
AMERCO 313,070 126,806
Gartner Inc
( d)
2,685,054 413,713
IHS Markit Ltd
( d)
4,631,838 324,321
Moody's Corp 729,217 160,931
S&P Global Inc 337,359 87,035
Square Inc
( d)
686,190 42,153
TransUnion 3,831,923 316,594
Verisk Analytics Inc 1,901,391 275,131
$ 1,746,684
Distribution & Wholesale - 3.47%
Copart Inc
( d)
4,802,502 396,879
Fastenal Co 5,720,495 205,594
$ 602,473
Diversified Financial Services - 0.76%
Credit Acceptance Corp
( d)
299,834 131,270
Electric - 2.11%
Brookfield Infrastructure Partners LP 5,523,725 277,125
Brookfield Renewable Partners LP
( e)
2,094,186 89,087
$ 366,212
Electronics - 1.28%
Mettler-Toledo International Inc
( d)
316,205 222,906
Entertainment - 2.94%
Liberty Media Corp-Liberty Braves - A Shares
( d)
146,140 4,314
Liberty Media Corp-Liberty Braves - C Shares
( d)
599,994 17,646
Live Nation Entertainment Inc
( d)
2,975,922 209,802
Vail Resorts Inc 1,201,036 279,085
$ 510,847
Hand & Machine Tools - 0.96%
Colfax Corp
( d)
4,980,824 167,356
Healthcare - Products - 1.08%
IDEXX Laboratories Inc
( d)
659,441 187,947
Home Builders - 1.68%
Lennar Corp - A Shares 2,866,651 170,853
Lennar Corp - B Shares 37,905 1,782
NVR Inc
( d)
32,574 118,458
$ 291,093
Insurance - 10.09%
Aon PLC 764,295 147,631
Arch Capital Group Ltd
( d)
7,312,843 305,384
Brown & Brown Inc 6,514,698 245,474
Fidelity National Financial Inc 8,325,198 381,627
Markel Corp
( d)
454,420 532,126
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Progressive Corp/The 2,020,328 $ 140,817
$ 1,753,059
Internet - 4.28%
Shopify Inc
( d)
192,632 60,404
VeriSign Inc
( d)
1,673,114 317,925
Wayfair Inc
( d)
1,555,151 127,880
Wix.com Ltd
( d)
1,939,545 236,760
$ 742,969
Lodging - 3.28%
Hilton Worldwide Holdings Inc 4,471,695 433,575
Hyatt Hotels Corp 1,830,517 136,813
$ 570,388
Machinery - Diversified - 1.70%
Cognex Corp 410,438 21,133
Roper Technologies Inc 812,799 273,881
$ 295,014
Media - 5.05%
Liberty Broadband Corp - A Shares
( d)
682,810 80,565
Liberty Broadband Corp - C Shares
( d)
1,939,792 229,031
Liberty Global PLC - A Shares
( d)
470,251 11,827
Liberty Global PLC - C Shares
( d)
5,776,633 137,888
Liberty Media Corp-Liberty Formula One - A
Shares
( d)
513,920 20,778
Liberty Media Corp-Liberty Formula One - C
Shares
( d)
4,817,305 204,735
Liberty Media Corp-Liberty SiriusXM - A Shares
( d)
1,029,264 46,224
Liberty Media Corp-Liberty SiriusXM - C Shares
( d)
3,252,930 147,000
$ 878,048
Pharmaceuticals - 0.10%
Elanco Animal Health Inc
( d)
639,950 17,291
Private Equity - 7.82%
Brookfield Asset Management Inc 13,444,329 742,799
Kennedy-Wilson Holdings Inc 5,964,760 137,249
KKR & Co Inc 10,544,706 304,004
Onex Corp 2,982,070 174,703
$ 1,358,755
Real Estate - 3.68%
Brookfield Business Partners LP 472,769 18,537
Brookfield Property Partners LP
( e)
2,757,438 51,978
CBRE Group Inc
( d)
7,003,911 375,060
Howard Hughes Corp/ The
( d)
1,727,368 193,154
$ 638,729
REITs - 3.70%
Equinix Inc 208,406 118,120
SBA Communications Corp 2,040,908 491,145
Vornado Realty Trust 504,811 33,131
$ 642,396
Retail - 11.09%
CarMax Inc
( d)
5,688,731 530,019
Dollar General Corp 1,024,932 164,338
Domino's Pizza Inc 988,681 268,546
O'Reilly Automotive Inc
( d)
1,130,671 492,418
Restaurant Brands International Inc 6,677,419 436,970
Ross Stores Inc 308,014 33,780
$ 1,926,071
Semiconductors - 1.47%
Microchip Technology Inc 2,711,773 255,693
Software - 9.21%
ANSYS Inc
( d)
1,405,509 309,423
Autodesk Inc
( d)
1,990,211 293,278
Black Knight Inc
( d)
6,266,154 402,287
Guidewire Software Inc
( d)
1,563,598 176,280
MSCI Inc 610,415 143,179
RealPage Inc
( d)
3,336,967 202,053
Slack Technologies Inc
( d),(e)
3,365,089 74,032
$ 1,600,532

Schedule of Investments
MidCap Fund
October 31, 2019
See accompanying notes.
277
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1.73%
GCI Liberty Inc
( d)
2,412,481 $ 168,825
Motorola Solutions Inc 792,196 131,758
$ 300,583
TOTAL COMMON STOCKS $ 17,373,856
Total Investments $ 17,487,133
Other Assets and Liabilities -  (0.67)% (115,723)
TOTAL NET ASSETS - 100.00% $ 17,371,410
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $113,274 or 0.65 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 28.30%
Consumer, Cyclical 22.46%
Industrial 12.76%
Consumer, Non-cyclical 11.83%
Communications 11.06%
Technology 10.68%
Utilities 2.11%
Basic Materials 0.82%
Money Market Funds 0.65%
Other Assets and Liabilities
(0.67)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 3 $ 1,154,185 $ 1,086,995 $ 67,193
$ 3 $ 1,154,185 $ 1,086,995 $ 67,193
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 143 $ — $ — $ —
$ 143 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
MidCap Value Fund I
October 31, 2019
See accompanying notes.
278
INVESTMENT COMPANIES - 3.59% Shares Held Value (000's)
Money Market Funds - 3.58%
BlackRock Liquidity FedFund 1.71%
(a),(b)
2,162,914 $ 2,163
Principal Government Money Market Fund
1.65%
(a),(c)
87,362,229 87,362
$ 89,525
Principal Exchange-Traded Funds - 0.01%
Principal Shareholder Yield Index ETF
( c)
5,218 170
Principal Sustainable Momentum Index ETF
( c)
5,142 144
Principal U.S. Small-Cap Multi-Factor Index
ETF
( c)
422 13
$ 327
TOTAL INVESTMENT COMPANIES $ 89,852
COMMON STOCKS - 97.10% Shares Held Value (000's)
Advertising - 0.87%
Interpublic Group of Cos Inc/The 971,763 21,136
Omnicom Group Inc 7,080 546
$ 21,682
Aerospace & Defense - 0.18%
Arconic Inc 20,103 552
L3Harris Technologies Inc 7,770 1,603
Spirit AeroSystems Holdings Inc 503 41
Teledyne Technologies Inc
( d)
4,400 1,450
TransDigm Group Inc 1,719 905
$ 4,551
Agriculture - 1.68%
Archer-Daniels-Midland Co 986,451 41,470
Bunge Ltd 10,851 586
$ 42,056
Airlines - 1.56%
Alaska Air Group Inc 427,430 29,677
American Airlines Group Inc 36,905 1,109
Copa Holdings SA 38,502 3,918
JetBlue Airways Corp
( d)
16,688 322
United Airlines Holdings Inc
( d)
45,394 4,123
$ 39,149
Apparel - 1.58%
Capri Holdings Ltd
( d)
5,155 160
Carter's Inc 353,812 35,466
Columbia Sportswear Co 16,606 1,502
Hanesbrands Inc 5,958 91
Kontoor Brands Inc 2,972 113
PVH Corp 3,374 294
Ralph Lauren Corp 3,187 306
Skechers U.S.A. Inc
( d)
28,681 1,072
Tapestry Inc 13,014 336
VF Corp 1,470 121
$ 39,461
Automobile Manufacturers - 0.05%
PACCAR Inc 15,372 1,169
Automobile Parts & Equipment - 1.32%
Aptiv PLC 30,452 2,727
BorgWarner Inc 710,611 29,618
Lear Corp 4,295 506
WABCO Holdings Inc
( d)
406 55
$ 32,906
Banks - 5.16%
Associated Banc-Corp 10,788 217
Bank of Hawaii Corp 39,159 3,419
Bank OZK 18,980 532
BankUnited Inc 72,631 2,491
BOK Financial Corp 2,006 155
CIT Group Inc 19,156 821
Citizens Financial Group Inc 29,543 1,039
Comerica Inc 10,579 692
Cullen/Frost Bankers Inc 3,505 316
East West Bancorp Inc 11,328 486
Fifth Third Bancorp 47,931 1,394
First Citizens BancShares Inc/NC 476 234
First Hawaiian Inc 106,829 2,920
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Horizon National Corp 376,637 $ 6,015
First Republic Bank/CA 6,167 656
FNB Corp/PA 166,800 2,012
Huntington Bancshares Inc/OH 47,201 667
KeyCorp 66,734 1,199
M&T Bank Corp 8,642 1,353
Northern Trust Corp 8,956 893
PacWest Bancorp 21,644 800
Pinnacle Financial Partners Inc 4,780 281
Popular Inc 111,991 6,099
Prosperity Bancshares Inc
( e)
404,680 27,931
Regions Financial Corp 66,965 1,078
Signature Bank/New York NY 2,722 322
State Street Corp 38,243 2,526
SunTrust Banks Inc 266,826 18,235
SVB Financial Group
( d)
2,179 483
Synovus Financial Corp 139,480 4,724
TCF Financial Corp 9,569 379
Texas Capital Bancshares Inc
( d)
3,496 189
Umpqua Holdings Corp 220,552 3,490
Webster Financial Corp 62,152 2,741
Western Alliance Bancorp 121,732 6,005
Wintrust Financial Corp 3,629 232
Zions Bancorp NA 536,562 26,007
$ 129,033
Beverages - 0.03%
Brown-Forman Corp - A Shares 354 22
Brown-Forman Corp - B Shares 555 36
Molson Coors Brewing Co 12,852 678
$ 736
Biotechnology - 0.14%
Alnylam Pharmaceuticals Inc
( d)
998 87
Bio-Rad Laboratories Inc
( d)
1,720 570
Bluebird Bio Inc
( d)
3,196 259
Corteva Inc 81,204 2,142
Exelixis Inc
( d)
10,252 159
Moderna Inc
( d)
1,253 21
Nektar Therapeutics
( d)
8,254 141
United Therapeutics Corp
( d)
2,508 225
$ 3,604
Building Materials - 1.45%
Eagle Materials Inc 4,470 409
Fortune Brands Home & Security Inc 4,303 258
Lennox International Inc 527 130
Martin Marietta Materials Inc 14,782 3,872
Masco Corp 18,851 872
MDU Resources Group Inc 221,025 6,385
Owens Corning 341,413 20,922
Vulcan Materials Co 23,875 3,411
$ 36,259
Chemicals - 2.66%
Albemarle Corp 5,069 308
Ashland Global Holdings Inc 3,502 271
Axalta Coating Systems Ltd
( d)
38,503 1,135
Cabot Corp 20,858 910
Celanese Corp 8,019 971
CF Industries Holdings Inc 55,172 2,502
Chemours Co/The 9,829 161
Eastman Chemical Co 438,114 33,314
FMC Corp 8,632 790
Huntsman Corp 22,199 491
Ingevity Corp
( d)
4,805 405
International Flavors & Fragrances Inc 4,841 591
Mosaic Co/The 15,962 317
NewMarket Corp 1,274 619
Olin Corp 27,713 508
RPM International Inc 7,387 535
Valvoline Inc 145,859 3,113
Westlake Chemical Corp 305,622 19,312

Schedule of Investments
MidCap Value Fund I
October 31, 2019
See accompanying notes.
279
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
WR Grace & Co 6,030 $ 401
$ 66,654
Coal - 0.00%
CONSOL Energy Inc
( d)
5,073 67
Commercial Services - 2.47%
AMERCO 603 244
Aramark 16,179 708
CoreLogic Inc/United States
( d)
4,981 202
Equifax Inc 830 113
Euronet Worldwide Inc
( d)
5,120 717
Graham Holdings Co 281 177
Grand Canyon Education Inc
( d)
15,063 1,386
H&R Block Inc 141,816 3,544
IHS Markit Ltd
( d)
10,110 708
Macquarie Infrastructure Corp 14,796 638
ManpowerGroup Inc 282,256 25,663
Nielsen Holdings PLC 94,511 1,905
Quanta Services Inc 562,889 23,669
Sabre Corp 42,237 992
Service Corp International/US 8,595 391
ServiceMaster Global Holdings Inc
( d)
8,237 333
United Rentals Inc
( d)
2,485 332
$ 61,722
Computers - 3.67%
Amdocs Ltd 9,017 588
CACI International Inc
( d)
3,434 768
Dell Technologies Inc
( d)
30,304 1,603
DXC Technology Co 427,231 11,822
Hewlett Packard Enterprise Co 1,310,315 21,502
Leidos Holdings Inc 334,989 28,886
MAXIMUS Inc 338,300 25,961
Western Digital Corp 13,284 686
$ 91,816
Consumer Products - 3.05%
Avery Dennison Corp 224,779 28,740
Church & Dwight Co Inc 11,010 770
Clorox Co/The 130,545 19,281
Kimberly-Clark Corp 202,400 26,895
Spectrum Brands Holdings Inc 9,772 490
$ 76,176
Cosmetics & Personal Care - 0.01%
Coty Inc 31,762 371
Distribution & Wholesale - 0.15%
Fastenal Co 2,458 88
HD Supply Holdings Inc
( d)
12,381 490
IAA Inc
( d)
1,401 54
KAR Auction Services Inc 1,866 47
LKQ Corp
( d)
18,193 618
Watsco Inc 11,653 2,054
WESCO International Inc
( d)
2,768 139
WW Grainger Inc 700 216
$ 3,706
Diversified Financial Services - 2.42%
Affiliated Managers Group Inc 4,120 329
Air Lease Corp 5,962 262
Alliance Data Systems Corp 2,268 227
Ally Financial Inc 66,504 2,037
Ameriprise Financial Inc 7,568 1,142
Cboe Global Markets Inc 3,781 435
Credit Acceptance Corp
( d)
117 51
Discover Financial Services 15,470 1,242
E*TRADE Financial Corp 641,824 26,822
Eaton Vance Corp 50,183 2,288
Evercore Inc - Class A 57,488 4,233
Franklin Resources Inc 12,753 351
Invesco Ltd 28,453 478
Janus Henderson Group PLC 10,223 237
Jefferies Financial Group Inc 16,689 312
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Lazard Ltd 4,343 $ 162
Legg Mason Inc 54,535 2,032
Nasdaq Inc 5,255 524
Navient Corp 89,255 1,229
OneMain Holdings Inc 86,073 3,443
Raymond James Financial Inc 4,321 361
Santander Consumer USA Holdings Inc 7,260 182
SEI Investments Co 3,065 184
SLM Corp 36,956 312
Synchrony Financial 234,140 8,282
T Rowe Price Group Inc 23,791 2,755
Western Union Co/The 22,859 573
$ 60,485
Electric - 5.01%
AES Corp/VA 54,788 934
Alliant Energy Corp 462,475 24,668
Ameren Corp 11,103 863
Avangrid Inc 3,265 163
CenterPoint Energy Inc 65,999 1,919
CMS Energy Corp 12,820 819
Consolidated Edison Inc 48,845 4,505
DTE Energy Co 178,396 22,713
Edison International 15,872 998
Entergy Corp 18,225 2,214
Evergy Inc 17,483 1,117
Eversource Energy 20,166 1,689
FirstEnergy Corp 53,060 2,564
Hawaiian Electric Industries Inc 17,912 809
IDACORP Inc 43,159 4,645
NRG Energy Inc 280,472 11,253
OGE Energy Corp 17,160 739
PG&E Corp
( d)
30,791 190
Pinnacle West Capital Corp 8,865 834
PPL Corp 125,087 4,189
Public Service Enterprise Group Inc 33,968 2,151
Sempra Energy 14,027 2,027
Vistra Energy Corp 183,201 4,952
WEC Energy Group Inc 44,502 4,201
Xcel Energy Inc 382,364 24,284
$ 125,440
Electrical Components & Equipment - 0.80%
Acuity Brands Inc 4,080 509
AMETEK Inc 31,326 2,871
Energizer Holdings Inc
( e)
3,715 158
Hubbell Inc 114,947 16,288
Littelfuse Inc 1,535 270
$ 20,096
Electronics - 3.31%
ADT Inc
( e)
8,620 67
Agilent Technologies Inc 26,509 2,008
Allegion PLC 2,354 273
Arrow Electronics Inc
( d)
5,330 423
Avnet Inc 19,442 769
Coherent Inc
( d)
136,621 20,346
Flex Ltd
( d)
2,306,200 27,098
FLIR Systems Inc 8,874 458
Fortive Corp 36,154 2,494
Garmin Ltd 79,951 7,495
Gentex Corp 54,124 1,518
Jabil Inc 237,038 8,728
Keysight Technologies Inc
( d)
15,220 1,536
National Instruments Corp 34,141 1,413
nVent Electric PLC 78,143 1,802
PerkinElmer Inc 3,900 335
Sensata Technologies Holding PLC
( d)
4,169 213
SYNNEX Corp 25,384 2,989
Trimble Inc
( d)
14,228 567
Woodward Inc 20,831 2,222
$ 82,754

Schedule of Investments
MidCap Value Fund I
October 31, 2019
See accompanying notes.
280
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0.07%
First Solar Inc
( d)
35,421 $ 1,834
Engineering & Construction - 0.06%
AECOM
( d)
9,819 393
frontdoor Inc
( d)
5,511 266
Jacobs Engineering Group Inc 8,682 812
$ 1,471
Entertainment - 1.11%
Cinemark Holdings Inc 739,598 27,069
International Game Technology PLC 6,675 88
Lions Gate Entertainment Corp - A shares
( d)
3,850 31
Lions Gate Entertainment Corp - B shares
( d)
7,956 59
Madison Square Garden Co/ The
( d)
1,002 268
Six Flags Entertainment Corp 4,644 196
Vail Resorts Inc 211 49
$ 27,760
Environmental Control - 1.05%
Clean Harbors Inc
( d)
46,004 3,794
Pentair PLC 7,579 314
Republic Services Inc 250,018 21,879
Stericycle Inc
( d)
5,314 306
$ 26,293
Food - 3.46%
Campbell Soup Co 19,075 883
Conagra Brands Inc 22,803 617
Flowers Foods Inc 104,824 2,277
Grocery Outlet Holding Corp
( d)
12,550 400
Hain Celestial Group Inc/ The
( d)
5,339 126
Hershey Co/The 5,168 759
Hormel Foods Corp 346,510 14,169
Ingredion Inc 4,059 321
JM Smucker Co/The 7,836 828
Kellogg Co 6,890 438
Kroger Co/The 1,241,645 30,595
Lamb Weston Holdings Inc 30,567 2,385
McCormick & Co Inc/MD 1,963 315
Pilgrim's Pride Corp
( d)
74,963 2,276
Post Holdings Inc
( d)
1,615 166
Seaboard Corp 14 59
Sprouts Farmers Market Inc
( d)
37,910 736
Sysco Corp 315,989 25,238
TreeHouse Foods Inc
( d)
2,866 155
Tyson Foods Inc 24,836 2,056
US Foods Holding Corp
( d)
42,972 1,705
$ 86,504
Forest Products & Paper - 0.11%
Domtar Corp 43,664 1,589
International Paper Co 25,517 1,115
$ 2,704
Gas - 0.24%
Atmos Energy Corp 5,296 596
National Fuel Gas Co 98,805 4,477
NiSource Inc 16,886 473
UGI Corp 9,441 450
$ 5,996
Hand & Machine Tools - 0.08%
Lincoln Electric Holdings Inc 1,448 130
Regal Beloit Corp 3,435 254
Snap-on Inc 3,751 610
Stanley Black & Decker Inc 6,866 1,039
$ 2,033
Healthcare - Products - 0.93%
Bruker Corp 50,330 2,240
Cantel Medical Corp 1,062 77
Cooper Cos Inc/The 8,307 2,418
DENTSPLY SIRONA Inc 52,684 2,886
Henry Schein Inc
( d)
9,609 601
Hill-Rom Holdings Inc 17,987 1,883
Hologic Inc
( d)
20,264 979
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
ICU Medical Inc
( d)
838 $ 135
Integra LifeSciences Holdings Corp
( d)
6,705 389
QIAGEN NV
( d)
10,034 299
STERIS PLC 21,322 3,019
Teleflex Inc 3,643 1,266
West Pharmaceutical Services Inc 14,169 2,038
Zimmer Biomet Holdings Inc 36,707 5,074
$ 23,304
Healthcare - Services - 2.40%
Acadia Healthcare Co Inc
( d)
5,271 158
Catalent Inc
( d)
6,576 320
Centene Corp
( d)
11,390 604
Charles River Laboratories International Inc
( d)
5,330 693
DaVita Inc
( d)
5,549 325
Encompass Health Corp 4,673 299
IQVIA Holdings Inc
( d)
27,448 3,964
Laboratory Corp of America Holdings
( d)
8,885 1,464
MEDNAX Inc
( d)
5,261 116
Molina Healthcare Inc
( d)
56,027 6,591
Quest Diagnostics Inc 439,270 44,476
Universal Health Services Inc 5,445 749
WellCare Health Plans Inc
( d)
698 207
$ 59,966
Home Builders - 0.27%
DR Horton Inc 27,902 1,461
Lennar Corp - A Shares 15,692 935
Lennar Corp - B Shares 1,974 93
PulteGroup Inc 80,369 3,154
Thor Industries Inc 7,550 478
Toll Brothers Inc 16,072 639
$ 6,760
Home Furnishings - 0.08%
Dolby Laboratories Inc 17,471 1,124
Leggett & Platt Inc 8,117 416
Whirlpool Corp 3,364 512
$ 2,052
Housewares - 0.17%
Newell Brands Inc 208,126 3,948
Scotts Miracle-Gro Co/The 2,570 258
$ 4,206
Insurance - 11.41%
Aflac Inc 328,009 17,437
Alleghany Corp
( d)
50,913 39,625
Allstate Corp/The 283,200 30,138
American Financial Group Inc/OH 286,851 29,844
American National Insurance Co 16,854 2,022
Arch Capital Group Ltd
( d)
23,054 963
Arthur J Gallagher & Co 181,207 16,530
Assurant Inc 4,699 592
Assured Guaranty Ltd 59,808 2,806
Athene Holding Ltd
( d)
8,239 357
AXA Equitable Holdings Inc 13,319 288
Axis Capital Holdings Ltd 32,872 1,954
Brighthouse Financial Inc
( d)
39,837 1,505
Brown & Brown Inc 64,083 2,415
Cincinnati Financial Corp 41,388 4,685
CNA Financial Corp 2,240 100
Erie Indemnity Co 1,941 357
Everest Re Group Ltd 69,378 17,836
Fidelity National Financial Inc 565,935 25,942
First American Financial Corp 62,941 3,889
Genworth Financial Inc 72,290 309
Globe Life Inc 7,329 714
Hanover Insurance Group Inc/The 12,831 1,690
Hartford Financial Services Group Inc/The 52,977 3,024
Kemper Corp 44,337 3,187
Lincoln National Corp 9,043 511
Loews Corp 17,721 868
Markel Corp
( d)
12,108 14,179

Schedule of Investments
MidCap Value Fund I
October 31, 2019
See accompanying notes.
281
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Mercury General Corp 36,383 $ 1,749
MGIC Investment Corp 422,842 5,797
Old Republic International Corp 596,900 13,335
Primerica Inc 4,993 630
Reinsurance Group of America Inc 4,528 736
RenaissanceRe Holdings Ltd 2,374 444
Travelers Cos Inc/The 139,300 18,257
Unum Group 9,443 260
Voya Financial Inc 5,903 319
White Mountains Insurance Group Ltd 200 214
Willis Towers Watson PLC 13,904 2,598
WR Berkley Corp 248,573 17,375
$ 285,481
Internet - 0.19%
Expedia Group Inc 1,792 245
F5 Networks Inc
( d)
1,078 155
IAC/ InterActiveCorp
( d)
1,509 343
Lyft Inc
( d)
3,990 166
Symantec Corp 116,268 2,660
TripAdvisor Inc
( d)
2,636 106
VeriSign Inc
( d)
5,499 1,045
$ 4,720
Iron & Steel - 1.69%
Nucor Corp 21,556 1,161
Reliance Steel & Aluminum Co 346,721 40,234
Steel Dynamics Inc 21,006 637
United States Steel Corp
( e)
10,398 120
$ 42,152
Leisure Products & Services - 0.15%
Brunswick Corp/DE 5,191 302
Harley-Davidson Inc 9,635 375
Norwegian Cruise Line Holdings Ltd
( d)
22,767 1,156
Polaris Inc 535 53
Royal Caribbean Cruises Ltd 16,634 1,810
$ 3,696
Lodging - 0.16%
Caesars Entertainment Corp
( d)
25,816 317
Choice Hotels International Inc 18,732 1,657
Extended Stay America Inc 12,773 182
Hilton Worldwide Holdings Inc 4,180 405
Hyatt Hotels Corp 2,485 186
MGM Resorts International 20,948 597
Wyndham Destinations Inc 5,727 266
Wyndham Hotels & Resorts Inc 4,222 228
Wynn Resorts Ltd 759 92
$ 3,930
Machinery - Construction & Mining - 0.08%
BWX Technologies Inc 1,836 107
Oshkosh Corp 22,364 1,909
$ 2,016
Machinery - Diversified - 2.31%
AGCO Corp 344,131 26,391
Crane Co 35,231 2,696
Cummins Inc 6,970 1,202
Curtiss-Wright Corp 77,155 10,435
Dover Corp 17,251 1,792
Flowserve Corp 6,243 305
Gardner Denver Holdings Inc
( d)
27,765 884
Gates Industrial Corp PLC
( d)
4,190 42
GrafTech International Ltd 55,453 670
IDEX Corp 13,856 2,155
Nordson Corp 971 152
Roper Technologies Inc 5,900 1,988
Wabtec Corp 5,864 407
Xylem Inc/NY 111,500 8,551
$ 57,670
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 1.12%
CBS Corp 467,637 $ 16,854
Discovery Inc - A Shares
( d),(e)
51,032 1,375
Discovery Inc - C Shares
( d)
85,356 2,154
DISH Network Corp
( d)
20,325 699
Fox Corp - A Shares 21,057 675
Fox Corp - B Shares 9,326 291
John Wiley & Sons Inc 2,918 135
Liberty Broadband Corp - A Shares
( d)
1,546 182
Liberty Broadband Corp - C Shares
( d)
4,785 565
Liberty Media Corp-Liberty Formula One - A
Shares
( d)
1,773 72
Liberty Media Corp-Liberty Formula One - C
Shares
( d)
27,045 1,150
Liberty Media Corp-Liberty SiriusXM - A Shares
( d)
5,458 245
Liberty Media Corp-Liberty SiriusXM - C Shares
( d)
27,183 1,228
New York Times Co/The 8,031 248
News Corp - A Shares 23,904 328
News Corp - B Shares 17,083 241
Nexstar Media Group Inc 789 77
Sinclair Broadcast Group Inc 9,395 374
Viacom Inc - A Shares
( e)
1,595 38
Viacom Inc - B Shares 49,189 1,061
$ 27,992
Metal Fabrication & Hardware - 0.08%
Timken Co/The 35,382 1,734
Valmont Industries Inc 1,838 252
$ 1,986
Mining - 0.23%
Alcoa Corp
( d)
44,048 916
Freeport-McMoRan Inc 187,373 1,840
Newmont Goldcorp Corp 66,142 2,628
Royal Gold Inc 3,119 360
$ 5,744
Miscellaneous Manufacturers - 3.51%
AO Smith Corp 5,140 255
AptarGroup Inc 90,707 10,717
Carlisle Cos Inc 1,128 172
Hexcel Corp 89,511 6,679
Ingersoll-Rand PLC 92,589 11,748
ITT Inc 37,786 2,246
Parker-Hannifin Corp 139,616 25,619
Textron Inc 654,034 30,145
Trinity Industries Inc 6,333 125
$ 87,706
Office & Business Equipment - 0.02%
Xerox Holdings Corp 12,186 413
Oil & Gas - 3.33%
Antero Resources Corp
( d)
19,236 48
Apache Corp 17,053 369
Cabot Oil & Gas Corp 72,853 1,358
Centennial Resource Development Inc/ DE
( d)
14,824 50
Cimarex Energy Co 495,179 20,907
Concho Resources Inc 9,010 608
Continental Resources Inc/OK 5,723 169
Devon Energy Corp 981,243 19,899
Diamondback Energy Inc 5,895 506
EQT Corp 15,820 170
Helmerich & Payne Inc 6,777 254
Hess Corp 12,174 801
HollyFrontier Corp 43,868 2,411
Kosmos Energy Ltd 24,117 150
Marathon Oil Corp 59,880 690
Murphy Oil Corp 42,965 886
Noble Energy Inc 46,922 903
Parsley Energy Inc 1,002,580 15,851
PBF Energy Inc 20,526 662
Pioneer Natural Resources Co 9,413 1,158

Schedule of Investments
MidCap Value Fund I
October 31, 2019
See accompanying notes.
282
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Range Resources Corp
( e)
15,176 $ 61
Valero Energy Corp 156,400 15,168
WPX Energy Inc
( d)
26,467 264
$ 83,343
Oil & Gas Services - 0.16%
Apergy Corp
( d)
5,355 135
Baker Hughes Co 44,148 945
Halliburton Co 81,277 1,564
National Oilwell Varco Inc 52,253 1,182
Patterson-UTI Energy Inc 13,568 113
$ 3,939
Packaging & Containers - 1.02%
Amcor PLC 117,906 1,122
Ardagh Group SA 1,515 28
Ball Corp 1,000 70
Berry Global Group Inc
( d)
25,492 1,058
Crown Holdings Inc
( d)
4,355 317
Graphic Packaging Holding Co 118,154 1,851
Owens-Illinois Inc 9,163 78
Packaging Corp of America 138,817 15,195
Sealed Air Corp 61,042 2,549
Silgan Holdings Inc 4,700 145
Sonoco Products Co 44,776 2,584
Westrock Co 16,959 634
$ 25,631
Pharmaceuticals - 1.44%
Agios Pharmaceuticals Inc
( d)
2,671 80
Alkermes PLC
( d)
9,061 177
AmerisourceBergen Corp 305,525 26,086
Cardinal Health Inc 46,896 2,319
Elanco Animal Health Inc
( d)
16,923 457
Herbalife Nutrition Ltd
( d)
39,406 1,761
Horizon Therapeutics Plc
( d)
9,814 284
Jazz Pharmaceuticals PLC
( d)
305 38
McKesson Corp 15,206 2,022
Mylan NV
( d)
60,133 1,151
Perrigo Co PLC 5,712 303
Premier Inc
( d)
42,504 1,385
$ 36,063
Pipelines - 0.41%
Antero Midstream Corp
( e)
15,617 101
Cheniere Energy Inc
( d)
4,488 276
Equitrans Midstream Corp 11,565 161
ONEOK Inc 50,685 3,539
Targa Resources Corp 10,379 404
Williams Cos Inc/The 260,101 5,803
$ 10,284
Real Estate - 0.07%
CBRE Group Inc
( d)
10,485 561
Howard Hughes Corp/ The
( d)
1,796 201
Jones Lang LaSalle Inc 5,565 815
Newmark Group Inc 13,058 139
$ 1,716
REITs - 9.85%
AGNC Investment Corp 24,813 423
Alexandria Real Estate Equities Inc 9,554 1,516
American Campus Communities Inc 10,669 533
American Homes 4 Rent 13,783 365
Annaly Capital Management Inc 65,923 592
Apartment Investment & Management Co 11,074 608
Apple Hospitality REIT Inc 196,051 3,231
AvalonBay Communities Inc 29,949 6,519
Boston Properties Inc 30,665 4,207
Brandywine Realty Trust 191,744 2,930
Brixmor Property Group Inc 68,816 1,515
Brookfield Property REIT Inc 40,400 764
Camden Property Trust 19,692 2,252
Chimera Investment Corp 11,899 241
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Columbia Property Trust Inc 112,282 $ 2,304
CoreCivic Inc 32,010 488
CoreSite Realty Corp 594 70
Corporate Office Properties Trust 66,466 1,970
Cousins Properties Inc 9,047 363
CubeSmart 80,195 2,542
CyrusOne Inc 5,073 362
Digital Realty Trust Inc 9,416 1,196
Douglas Emmett Inc 28,612 1,239
Duke Realty Corp 60,040 2,110
Empire State Realty Trust Inc 100 1
EPR Properties 34,498 2,684
Equity Commonwealth 68,418 2,202
Equity Residential 65,295 5,789
Essex Property Trust Inc 15,141 4,953
Extra Space Storage Inc 7,137 801
Federal Realty Investment Trust 9,671 1,315
Gaming and Leisure Properties Inc 15,526 627
Healthcare Trust of America Inc 1,007,596 31,235
Healthpeak Properties Inc 61,082 2,298
Highwoods Properties Inc 709,273 33,194
Host Hotels & Resorts Inc 158,623 2,600
Hudson Pacific Properties Inc 44,739 1,607
Invitation Homes Inc 32,819 1,010
Iron Mountain Inc 11,476 376
JBG SMITH Properties 8,030 323
Kilroy Realty Corp 7,402 621
Kimco Realty Corp 18,309 395
Lamar Advertising Co 371,100 29,692
Liberty Property Trust 11,682 690
Life Storage Inc 32,599 3,551
Macerich Co/The 1,100 30
Medical Properties Trust Inc 20,061 416
MFA Financial Inc 223,223 1,695
Mid-America Apartment Communities Inc 7,710 1,072
National Retail Properties Inc 321,518 18,940
New Residential Investment Corp 18,815 298
Omega Healthcare Investors Inc
( e)
9,670 426
Outfront Media Inc 125,928 3,313
Paramount Group Inc 345,236 4,650
Park Hotels & Resorts Inc 14,145 329
Piedmont Office Realty Trust Inc 44,210 992
Public Storage 95,400 21,261
Rayonier Inc 7,822 211
Realty Income Corp 31,871 2,607
Regency Centers Corp 7,530 506
Retail Properties of America Inc 161,723 2,226
Retail Value Inc 5,010 183
Senior Housing Properties Trust 140,093 1,390
Service Properties Trust 178,361 4,512
SITE Centers Corp 9,513 148
SL Green Realty Corp 3,718 311
Spirit Realty Capital Inc 5,927 295
Starwood Property Trust Inc 22,003 541
STORE Capital Corp 16,165 655
Sun Communities Inc 4,892 796
Taubman Centers Inc 24,870 890
Two Harbors Investment Corp 17,032 236
UDR Inc 65,605 3,296
Ventas Inc 29,117 1,896
VEREIT Inc 70,202 691
VICI Properties Inc 20,914 493
Vornado Realty Trust 7,827 514
Weingarten Realty Investors 81,216 2,577
Welltower Inc 19,487 1,768
Weyerhaeuser Co 33,749 986
WP Carey Inc 11,359 1,046
$ 246,500

Schedule of Investments
MidCap Value Fund I
October 31, 2019
See accompanying notes.
283
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 3.74%
Advance Auto Parts Inc 9,937 $ 1,614
AutoNation Inc
( d)
386,584 19,658
AutoZone Inc
( d)
2,160 2,472
Best Buy Co Inc 42,444 3,049
Burlington Stores Inc
( d)
5,970 1,147
CarMax Inc
( d)
3,964 369
Casey's General Stores Inc 1,662 284
Darden Restaurants Inc 232,265 26,076
Dick's Sporting Goods Inc 4,248 165
Dollar General Corp 11,154 1,788
Dollar Tree Inc
( d)
29,144 3,217
Dunkin' Brands Group Inc 3,099 243
Foot Locker Inc 15,930 693
Gap Inc/The 13,480 219
Genuine Parts Co 9,152 939
Kohl's Corp 7,383 378
L Brands Inc 76,369 1,302
Macy's Inc 18,801 285
MSC Industrial Direct Co Inc 40,558 2,970
Nu Skin Enterprises Inc 35,087 1,565
Penske Automotive Group Inc 2,396 117
Qurate Retail Inc
( d)
50,326 480
Tiffany & Co 40,076 4,990
Urban Outfitters Inc
( d)
11,632 334
Williams-Sonoma Inc 27,325 1,825
Yum China Holdings Inc 107,933 4,587
Yum! Brands Inc 124,625 12,676
$ 93,442
Savings & Loans - 0.13%
New York Community Bancorp Inc 27,375 319
People's United Financial Inc 17,960 290
Sterling Bancorp/DE 137,614 2,704
$ 3,313
Semiconductors - 2.05%
Analog Devices Inc 20,928 2,232
Cypress Semiconductor Corp 87,903 2,046
IPG Photonics Corp
( d)
1,969 264
KLA Corp 100,600 17,005
Lam Research Corp 7,252 1,966
Marvell Technology Group Ltd 29,701 724
Maxim Integrated Products Inc 11,707 687
Microchip Technology Inc 10,646 1,004
MKS Instruments Inc 3,320 359
ON Semiconductor Corp
( d)
18,498 377
Qorvo Inc
( d)
21,128 1,708
Skyworks Solutions Inc 217,922 19,844
Teradyne Inc 39,590 2,424
Xilinx Inc 7,540 684
$ 51,324
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 381 86
Software - 2.55%
Akamai Technologies Inc
( d)
15,774 1,364
ANSYS Inc
( d)
5,750 1,266
Autodesk Inc
( d)
2,380 351
Cerence Inc
( d)
119,612 1,855
Cerner Corp 32,790 2,201
Citrix Systems Inc 1,604 175
Covetrus Inc
( d)
6,456 64
Dynatrace Inc
( d)
970 20
Fidelity National Information Services Inc 108,830 14,339
Jack Henry & Associates Inc 406 57
Nuance Communications Inc
( d)
1,888,970 30,828
SS&C Technologies Holdings Inc 1,040 54
Synopsys Inc
( d)
65,858 8,940
Take-Two Interactive Software Inc
( d)
7,694 926
Teradata Corp
( d)
35,783 1,071
Zynga Inc
( d)
41,727 257
$ 63,768
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1.31%
CenturyLink Inc 233,231 $ 3,019
Ciena Corp
( d)
59,628 2,214
Corning Inc 23,941 709
EchoStar Corp
( d)
3,900 152
GCI Liberty Inc
( d)
4,445 311
Juniper Networks Inc 24,005 596
LogMeIn Inc 25,557 1,678
Motorola Solutions Inc 140,400 23,351
Sprint Corp
( d)
34,044 211
Telephone & Data Systems Inc 8,691 227
United States Cellular Corp
( d)
1,323 49
ViaSat Inc
( d)
3,395 234
$ 32,751
Textiles - 0.02%
Mohawk Industries Inc
( d)
2,699 387
Toys, Games & Hobbies - 0.51%
Hasbro Inc 131,800 12,825
Transportation - 1.79%
CH Robinson Worldwide Inc 1,433 108
Expeditors International of Washington Inc 4,124 301
Genesee & Wyoming Inc
( d)
3,504 389
JB Hunt Transport Services Inc 105,976 12,459
Kansas City Southern 6,555 923
Kirby Corp
( d)
3,513 278
Knight-Swift Transportation Holdings Inc 7,409 270
Landstar System Inc 259,209 29,330
Old Dominion Freight Line Inc 2,733 498
Schneider National Inc 5,124 117
XPO Logistics Inc
( d)
1,735 132
$ 44,805
Water - 0.17%
American Water Works Co Inc 22,880 2,820
Aqua America Inc 31,472 1,427
$ 4,247
TOTAL COMMON STOCKS $ 2,428,706
Total Investments $ 2,518,558
Other Assets and Liabilities -  (0.69)% (17,161)
TOTAL NET ASSETS - 100.00% $ 2,501,397
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,163 or
0.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 29.04%
Industrial 15.72%
Consumer, Non-cyclical 15.61%
Consumer, Cyclical 10.87%
Technology 8.29%
Utilities 5.42%
Basic Materials 4.69%
Energy 3.97%
Money Market Funds 3.58%
Communications 3.49%
Domestic Equity Funds 0.01%
Other Assets and Liabilities
(0.69)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Value Fund I
October 31, 2019
See accompanying notes.
284
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 19,620 $ 707,845 $ 640,103 $ 87,362
Principal Shareholder Yield Index ETF — 328 166 170
Principal Sustainable Momentum Index ETF — 283 158 144
Principal U.S. Small-Cap Multi-Factor Index ETF — 26 13 13
$ 19,620 $ 708,482 $ 640,440 $ 87,689
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 7 69 $ — $ — $ —
Principal Shareholder Yield Index ETF 4 3 — 5
Principal Sustainable Momentum Index ETF 2 10 — 9
Principal U.S. Small-Cap Multi-Factor Index ETF — — — —
$ 77 5 $ 13 $ — $ 14
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini ; December 2019 Long 87 $ 17,009 $ 502
Total $ 502
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
October 31, 2019
See accompanying notes.
285
INVESTMENT COMPANIES - 4.04% Shares Held Value (000's)
Money Market Funds - 4.04%
DWS Government Money Market Series 1.74%
(a)
5,220,000 $ 5,220
Goldman Sachs Financial Square Government
Fund 1.70%
(a)
4,920,000 4,920
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 1.69%
(a)
5,430,000 5,430
STIT - Government & Agency Portfolio 1.69%
(a)
5,490,000 5,490
$ 21,060
TOTAL INVESTMENT COMPANIES $ 21,060
BONDS - 8.27%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 3.01%
Americredit Automobile Receivables Trust 2019-2
2.52%, 06 /18/2020 $ 684 $ 684
AmeriCredit Automobile Receivables Trust
2019-3
2.18%, 09 /18/2020 1,969 1,969
ARI Fleet Lease Trust 2019-A
2.45%, 06 /15/2020
(b)
987 987
Bank of The West Auto Trust 2019-1
2.48%, 07 /15/2020
(b)
331 331
Drive Auto Receivables Trust 2019-4
2.19%, 09 /15/2020 2,136 2,136
Enterprise Fleet Financing 2019-1 LLC
2.70%, 03 /23/2020
(b)
1,105 1,104
Enterprise Fleet Financing 2019-2 LLC
2.27%, 08 /20/2020
(b)
1,641 1,641
Ford Credit Auto Lease Trust 2019-B
2.29%, 08 /15/2020 1,153 1,153
GM Financial Automobile Leasing Trust 2019-2
2.60%, 05 /20/2020 374 374
Nissan Auto Lease Trust 2019-B
2.28%, 07 /15/2020 1,563 1,563
Santander Drive Auto Receivables Trust 2019-3
2.21%, 08 /17/2020 1,603 1,602
World Omni Select Auto Trust 2019-A
2.12%, 10 /15/2020 2,100 2,100
$ 15,644
Diversified Financial Services - 1.63%
Corporate Finance Managers Inc
1.83%, 11 /07/2019
(c)
500 500
New York Life
2.28%, 07 /21/2020 8,000 8,000
$ 8,500
Insurance - 1.73%
MetLife
2.22%, 08 /17/2020 9,000 9,000
Other Asset Backed Securities - 1.90%
CNH Equipment Trust 2019-C
1.99%, 11 /16/2020 2,300 2,300
Dell Equipment Finance Trust 2019-1
2.65%, 04 /22/2020
(b)
854 854
Dell Equipment Finance Trust 2019-2
2.01%, 10 /22/2020
(b)
2,300 2,300
DLL 2019-1 LLC
2.66%, 04 /20/2020
(b)
108 108
DLL 2019-2 LLC
2.30%, 07 /20/2020
(b)
627 627
HPEFS Equipment Trust 2019-1
2.15%, 10 /09/2020
(b)
1,600 1,600
MMAF Equipment Finance LLC 2019-A
2.66%, 04 /10/2020
(b)
496 496
Transportation Finance Equipment Trust 2019-1
2.00%, 10 /23/2020
(b)
1,600 1,600
$ 9,885
TOTAL BONDS $ 43,029
MUNICIPAL BONDS - 2.94%
Principal
Amount (000's) Value (000's)
Colorado - 1.04%
Colorado Housing & Finance Authority ( credit
support from Federal Home Loan Bank )
1.96%, 11 /07/2019
(c),(d)
$ 5,015 $ 5,015
County of Kit Carson CO ( credit support from
Wells Fargo )
1.82%, 11 /07/2019
(c),(d)
380 380
$ 5,395
Maryland - 1.52%
City of Baltimore MD ( credit support from State
Street Bank )
1.80%, 11 /07/2019
(c),(d)
7,915 7,915
New York - 0.38%
New York State Housing Finance Agency ( credit
support from JPMorgan Chase & Co )
1.85%, 11 /07/2019
(c),(d)
2,000 2,000
TOTAL MUNICIPAL BONDS $ 15,310
COMMERCIAL PAPER - 78.50%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.58%
General Dynamics Corp
1.77%, 11 /27/2019
(b)
$ 3,000 $ 2,996
Agriculture - 1.40%
Archer-Daniels-Midland Co
1.85%, 11 /15/2019
(b)
800 799
Philip Morris International Inc
1.61%, 11 /06/2019
(b)
5,000 4,999
1.67%, 11 /15/2019
(b)
1,500 1,499
$ 7,297
Automobile Manufacturers - 3.72%
American Honda Finance Corp ( credit support
from Honda Motor Company )
2.05%, 11 /21/2019
(d)
3,000 2,997
PACCAR Financial Corp ( credit support from
Paccar Inc )
1.90%, 11 /13/2019
(d)
3,400 3,398
1.92%, 11 /12/2019
(d)
3,000 2,998
1.95%, 11 /05/2019
(d)
3,500 3,499
Toyota Credit Canada Inc ( credit support from
Toyota Financial Services )
1.94%, 01 /21/2020
(d)
3,500 3,485
Toyota Credit de Puerto Rico Corp ( credit
support from Toyota Financial Services )
1.97%, 12 /19/2019
(d)
3,000 2,992
$ 19,369
Banks - 30.46%
Barclays Bank Plc
2.12%, 11 /22/2019
(e)
2,500 2,497
2.16%, 11 /15/2019
(e)
3,000 2,997
2.16%, 12 /02/2019
(b),(e)
3,500 3,493
2.23%, 11 /05/2019
(e)
3,500 3,499
BNP Paribas SA/New York NY
1.55%, 11 /01/2019 10,000 10,000
CAFCO LLC
2.07%, 11 /18/2019
(b)
3,500 3,497
2.11%, 11 /04/2019
(b)
3,200 3,199
Credit Suisse AG/New York NY
1.88%, 11 /29/2019 3,500 3,495
2.10%, 11 /26/2019 2,950 2,946
2.10%, 01 /13/2020 3,000 2,987
DBS Bank Ltd
1.93%, 12 /27/2019
(b),(e)
3,100 3,091
1.94%, 01 /10/2020
(b),(e)
3,000 2,989
2.13%, 11 /14/2019
(b),(e)
3,200 3,198
DNB Bank ASA
1.83%, 12 /05/2019
(b),(e)
3,000 2,995

Schedule of Investments
Money Market Fund
October 31, 2019
See accompanying notes.
286
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Manhattan Asset Funding Co LLC
1.90%, 11 /18/2019
(b)
$ 2,000 $ 1,998
2.05%, 11 /01/2019
(b)
3,000 3,000
2.07%, 12 /26/2019
(b)
3,300 3,290
2.10%, 11 /20/2019
(b)
840 839
2.12%, 11 /13/2019
(b)
3,600 3,597
Mitsubishi UFJ Trust & Banking Corp/NY
1.92%, 01 /17/2020
(b)
2,000 1,992
Mizuho Bank Ltd/New York NY
1.99%, 01 /28/2020
(b)
3,100 3,085
2.13%, 12 /17/2019
(b)
3,600 3,590
MUFG Bank Ltd/New York NY
1.93%, 11 /14/2019 3,700 3,697
2.00%, 12 /06/2019 3,500 3,493
2.12%, 11 /26/2019 3,500 3,495
Natixis SA/New York NY
2.01%, 12 /16/2019 3,500 3,491
2.10%, 11 /04/2019 3,500 3,499
Nordea Bank Abp
2.02%, 01 /02/2020
(b),(e)
3,000 2,990
2.03%, 12 /11/2019
(b),(e)
1,100 1,097
2.03%, 12 /24/2019
(b),(e)
3,500 3,490
Oversea-Chinese Banking Corp Ltd
1.87%, 01 /24/2020
(b),(e)
800 796
2.15%, 11 /12/2019
(b),(e)
3,500 3,498
Sheffield Receivables Co LLC
2.13%, 11 /19/2019
(b)
3,000 2,997
2.13%, 12 /18/2019
(b)
3,000 2,992
2.14%, 12 /23/2019
(b)
3,000 2,991
2.15%, 12 /04/2019
(b)
3,500 3,493
Skandinaviska Enskilda Banken AB
1.89%, 02 /18/2020
(b),(e)
2,500 2,486
2.05%, 12 /27/2019
(b),(e)
750 748
2.09%, 12 /03/2019
(b),(e)
3,000 2,994
Standard Chartered Bank/New York
1.96%, 02 /28/2020
(b)
3,500 3,477
Sumitomo Mitsui Banking Corp
1.87%, 12 /24/2019
(b),(e)
3,000 2,992
1.89%, 01 /27/2020
(b),(e)
4,660 4,639
1.90%, 01 /23/2020
(b),(e)
3,500 3,485
Toronto-Dominion Bank/The
1.66%, 11 /07/2019
(b),(e)
4,000 3,999
1.77%, 11 /05/2019
(b),(e)
5,000 4,999
2.00%, 01 /02/2020
(b),(e)
3,500 3,488
United Overseas Bank Ltd
2.08%, 11 /26/2019
(b),(e)
3,800 3,794
2.11%, 11 /12/2019
(b),(e)
3,500 3,498
2.12%, 01 /07/2020
(b),(e)
3,700 3,685
$ 158,577
Beverages - 1.15%
Brown-Forman Corp
1.83%, 12 /05/2019
(b)
3,000 2,995
1.95%, 11 /22/2019
(b)
3,000 2,996
$ 5,991
Chemicals - 0.11%
BASF SE
1.95%, 12 /30/2019
(b)
600 598
Consumer Products - 0.58%
Kimberly-Clark Corp
1.85%, 11 /08/2019
(b)
3,000 2,999
Diversified Financial Services - 20.64%
Anglesea Funding LLC
1.83%, 11 /05/2019
(b)
4,500 4,499
Collateralized Commercial Paper Co LLC
1.85%, 12 /20/2019 3,500 3,491
CRC Funding LLC
1.96%, 12 /12/2019
(b)
3,000 2,993
2.10%, 11 /12/2019
(b)
3,000 2,998
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
DCAT LLC
1.75%, 11 /13/2019 $ 700 $ 699
1.90%, 11 /20/2019 3,000 2,997
2.06%, 01 /02/2020 3,000 2,989
Fairway Finance Co LLC
2.05%, 12 /23/2019
(b)
990 987
Gotham Funding Corp
1.89%, 11 /20/2019
(b)
4,000 3,996
1.95%, 12 /10/2019
(b)
3,000 2,994
2.05%, 11 /05/2019
(b)
430 430
2.12%, 12 /04/2019
(b)
700 699
2.13%, 11 /08/2019
(b)
940 939
2.14%, 12 /05/2019
(b)
3,500 3,493
Intercontinental Exchange Inc
1.93%, 11 /22/2019
(b)
1,725 1,723
1.95%, 11 /27/2019
(b)
3,000 2,996
2.14%, 11 /07/2019
(b)
6,500 6,498
Liberty Street Funding LLC
2.07%, 01 /06/2020
(b)
3,000 2,989
2.09%, 12 /06/2019
(b)
3,500 3,493
Longship Funding LLC
1.75%, 11 /19/2019
(b)
2,000 1,998
1.84%, 11 /04/2019
(b)
4,000 3,999
1.86%, 11 /01/2019
(b)
4,000 4,000
2.00%, 11 /08/2019
(b)
3,000 2,999
Nationwide Building Society
1.71%, 11 /29/2019
(b)
3,500 3,495
2.19%, 11 /01/2019
(b)
6,150 6,150
Nieuw Amsterdam Receivables Corp
1.92%, 11 /15/2019
(b)
3,100 3,098
1.95%, 11 /07/2019
(b)
3,000 2,999
1.95%, 11 /14/2019
(b)
2,700 2,698
2.07%, 01 /15/2020
(b)
3,800 3,784
Regency Markets No. 1 LLC
1.95%, 11 /19/2019
(b)
4,000 3,996
2.02%, 11 /15/2019
(b)
3,600 3,597
2.04%, 11 /08/2019
(b)
3,500 3,499
Thunder Bay Funding LLC
2.02%, 12 /20/2019
(b)
2,300 2,294
2.05%, 12 /12/2019
(b)
3,000 2,993
2.07%, 12 /16/2019
(b)
3,970 3,960
$ 107,462
Electric - 2.17%
Engie SA
1.96%, 12 /19/2019
(b)
3,600 3,591
2.13%, 11 /06/2019
(b)
3,300 3,299
National Rural Utilities Cooperative Finance Corp
1.81%, 11 /06/2019 4,420 4,419
$ 11,309
Gas - 1.52%
ONE Gas Inc
1.90%, 11 /07/2019
(b)
690 690
1.90%, 11 /12/2019
(b)
3,500 3,498
1.92%, 11 /04/2019
(b)
3,000 3,000
1.93%, 11 /22/2019
(b)
750 749
$ 7,937
Healthcare - Services - 2.27%
UnitedHealth Group Inc
2.04%, 11 /21/2019
(b)
3,500 3,496
2.05%, 11 /06/2019
(b)
3,500 3,499
2.05%, 11 /08/2019
(b)
1,600 1,599
2.07%, 11 /01/2019
(b)
3,200 3,200
$ 11,794

Schedule of Investments
Money Market Fund
October 31, 2019
See accompanying notes.
287
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Holding Companies - Diversified - 1.88%
Koch Industries Inc
1.87%, 12 /02/2019 $ 3,000 $ 2,995
1.87%, 12 /03/2019 3,300 3,294
1.93%, 11 /19/2019 3,500 3,497
$ 9,786
Insurance - 3.75%
Nationwide Life Insurance Co
1.84%, 11 /29/2019
(b)
3,000 2,996
New York Life Capital Corp ( credit support from
New York Life Insurance )
2.03%, 12 /31/2019
(b),(d)
2,000 1,993
Prudential Funding LLC
1.75%, 11 /01/2019
(b)
10,000 10,000
Prudential PLC
1.83%, 12 /30/2019
(b)
1,265 1,261
1.88%, 01 /06/2020
(b)
3,300 3,289
$ 19,539
Media - 0.48%
Walt Disney Co/ The ( credit support from TWDC
Enteprises )
1.89%, 12 /30/2019
(b),(d)
2,500 2,492
Oil & Gas - 0.90%
Exxon Mobil Corp
1.89%, 12 /04/2019 1,190 1,188
Total Capital SA ( credit support from Total SA )
1.82%, 11 /04/2019
(b),(d)
3,500 3,499
$ 4,687
Oil & Gas Services - 1.37%
Schlumberger Investment SA
1.87%, 12 /13/2019
(b)
3,000 2,994
2.04%, 12 /02/2019
(b)
3,500 3,494
2.07%, 12 /16/2019
(b)
630 628
$ 7,116
Pharmaceuticals - 2.79%
Novartis Finance Corp ( credit support from
Novartis AG )
1.64%, 11 /07/2019
(b),(d)
3,500 3,499
1.84%, 12 /27/2019
(b),(d)
3,000 2,991
Pfizer Inc
2.15%, 11 /13/2019
(b)
1,500 1,499
Sanofi
1.94%, 12 /11/2019
(b)
1,080 1,078
1.96%, 12 /09/2019
(b)
3,000 2,994
1.96%, 12 /31/2019
(b)
2,500 2,492
$ 14,553
Telecommunications - 2.15%
Telstra Corp Ltd
2.00%, 12 /18/2019
(b)
3,500 3,491
2.12%, 11 /20/2019
(b)
3,700 3,696
2.20%, 11 /25/2019
(b)
4,000 3,994
$ 11,181
Water - 0.58%
American Water Capital Corp ( credit support
from American Water Works )
1.95%, 11 /22/2019
(b),(d)
3,000 2,997
TOTAL COMMERCIAL PAPER $ 408,680
REPURCHASE AGREEMENTS - 6.15%
Maturity
Amount (000's) Value (000's)
Banks - 6.15%
Barclays Capital Inc Repurchase Agreement;
1.70% traded 10/31/2019 maturing 11/01/2019
(collateralized by US Government Security;
$16,320,040; 3.37%; dated 11/15/2048)
$ 16,001 $ 16,000
Merrill Lynch Repurchase Agreement t; 1.72%
traded 10/31/2019 maturing 11/01/2019
(collateralized by US Government
Securities; $16,320,029; 0.00%-2.12%; dated
01/09/2020-09/30/2021)
16,001 16,000
$ 32,000
TOTAL REPURCHASE AGREEMENTS $ 32,000
Total Investments $ 520,079
Other Assets and Liabilities -  0.10% 512
TOTAL NET ASSETS - 100.00% $ 520,591
(a) Current yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $329,294 or 63.25% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Security issued by foreign bank and denominated in USD.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 64.36%
Consumer, Non-cyclical 8.19%
Asset Backed Securities 4.91%
Utilities 4.27%
Money Market Funds 4.04%
Consumer, Cyclical 3.72%
Insured 2.94%
Communications 2.63%
Energy 2.27%
Diversified 1.88%
Industrial 0.58%
Basic Materials 0.11%
Other Assets and Liabilities
0.10%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2019
See accompanying notes.
288
INVESTMENT COMPANIES - 2.71% Shares Held Value (000's)
Money Market Funds - 2.71%
BlackRock Liquidity FedFund 1.71%
(a),(b)
7 $ —
Principal Government Money Market Fund
1.65%
(a),(c)
48,465,027 48,465
$ 48,465
TOTAL INVESTMENT COMPANIES $ 48,465
COMMON STOCKS - 97.30% Shares Held Value (000's)
Aerospace & Defense - 2.73%
Boeing Co/The 32,574 11,072
Northrop Grumman Corp 73,444 25,887
Teledyne Technologies Inc
( d)
35,800 11,800
$ 48,759
Airlines - 1.08%
Delta Air Lines Inc 349,789 19,266
Apparel - 1.39%
Deckers Outdoor Corp
( d)
107,944 16,504
NIKE Inc 93,966 8,415
$ 24,919
Automobile Manufacturers - 0.79%
PACCAR Inc 185,931 14,142
Banks - 6.66%
JPMorgan Chase & Co 536,682 67,042
PNC Financial Services Group Inc/The 190,312 27,919
US Bancorp 421,432 24,030
$ 118,991
Beverages - 2.06%
Keurig Dr Pepper Inc 156,200 4,399
PepsiCo Inc 236,072 32,382
$ 36,781
Chemicals - 1.74%
DuPont de Nemours Inc 74,212 4,892
FMC Corp 228,197 20,880
HB Fuller Co 110,413 5,388
$ 31,160
Commercial Services - 2.35%
Aaron's Inc 411,574 30,839
PayPal Holdings Inc
( d)
106,597 11,097
$ 41,936
Computers - 4.39%
Apple Inc 315,368 78,451
Consumer Products - 0.99%
Church & Dwight Co Inc 252,211 17,640
Distribution & Wholesale - 1.40%
IAA Inc
( d)
479,612 18,297
KAR Auction Services Inc 269,115 6,690
$ 24,987
Diversified Financial Services - 4.13%
Ameriprise Financial Inc 66,662 10,059
Charles Schwab Corp/The 207,828 8,461
Discover Financial Services 418,994 33,628
Visa Inc 121,353 21,705
$ 73,853
Electric - 3.59%
NextEra Energy Inc 145,817 34,754
Xcel Energy Inc 463,809 29,457
$ 64,211
Electronics - 1.17%
Honeywell International Inc 121,356 20,962
Environmental Control - 0.12%
Waste Connections Inc 22,736 2,101
Food - 1.61%
McCormick & Co Inc/MD 76,399 12,277
Tyson Foods Inc 200,025 16,560
$ 28,837
Hand & Machine Tools - 0.31%
Snap-on Inc 33,710 5,484
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 6.53%
Abbott Laboratories 166,606 $ 13,930
Becton Dickinson and Co 84,827 21,716
Edwards Lifesciences Corp
( d)
62,882 14,990
Medtronic PLC 261,300 28,455
Thermo Fisher Scientific Inc 80,449 24,294
Varian Medical Systems Inc
( d)
110,300 13,325
$ 116,710
Healthcare - Services - 2.08%
UnitedHealth Group Inc 73,293 18,521
Universal Health Services Inc 136,112 18,710
$ 37,231
Home Builders - 0.34%
Thor Industries Inc 96,347 6,095
Insurance - 3.75%
Chubb Ltd 106,060 16,165
Fidelity National Financial Inc 636,780 29,190
Marsh & McLennan Cos Inc 208,857 21,642
$ 66,997
Internet - 7.14%
Alibaba Group Holding Ltd ADR
(d)
10,292 1,818
Alphabet Inc - A Shares
( d)
37,732 47,497
Amazon.com Inc
( d)
23,726 42,153
Booking Holdings Inc
( d)
2,814 5,765
Facebook Inc
( d)
134,823 25,839
Palo Alto Networks Inc
( d)
19,904 4,526
$ 127,598
Lodging - 0.64%
Marriott International Inc/MD 90,783 11,489
Machinery - Diversified - 0.95%
Deere & Co 97,355 16,953
Media - 3.00%
Comcast Corp - Class A 555,673 24,905
Nexstar Media Group Inc 87,717 8,534
Walt Disney Co/The 155,347 20,183
$ 53,622
Miscellaneous Manufacturers - 0.28%
3M Co 30,429 5,020
Oil & Gas - 4.42%
Chevron Corp 241,313 28,026
EOG Resources Inc 18,507 1,283
Royal Dutch Shell PLC - B shares ADR 457,760 26,683
Valero Energy Corp 237,703 23,052
$ 79,044
Pharmaceuticals - 5.59%
Bristol-Myers Squibb Co 343,829 19,726
Johnson & Johnson 148,240 19,574
Merck & Co Inc 416,333 36,079
Pfizer Inc 636,889 24,437
$ 99,816
REITs - 3.71%
Alexandria Real Estate Equities Inc 264,691 42,020
American Tower Corp 36,795 8,024
Extra Space Storage Inc 129,479 14,536
Simon Property Group Inc 11,751 1,771
$ 66,351
Retail - 3.49%
Costco Wholesale Corp 82,226 24,430
Home Depot Inc/The 98,770 23,169
Lululemon Athletica Inc
( d)
47,538 9,711
Starbucks Corp 60,054 5,078
$ 62,388
Semiconductors - 4.02%
Broadcom Inc 59,765 17,502
Lam Research Corp 45,725 12,393
Microchip Technology Inc 135,714 12,797
NVIDIA Corp 23,413 4,707
ON Semiconductor Corp
( d)
334,121 6,816

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2019
See accompanying notes.
289
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd
ADR
341,861 $ 17,650
$ 71,865
Software - 8.15%
Adobe Inc
( d)
59,626 16,572
Fair Isaac Corp
( d)
43,766 13,307
Fidelity National Information Services Inc 189,696 24,994
Microsoft Corp 575,637 82,529
ServiceNow Inc
( d)
33,538 8,293
$ 145,695
Telecommunications - 4.24%
Arista Networks Inc
( d)
14,957 3,658
Cisco Systems Inc 507,624 24,117
T-Mobile US Inc
( d)
226,950 18,760
Verizon Communications Inc 484,949 29,325
$ 75,860
Toys, Games & Hobbies - 1.31%
Hasbro Inc 240,403 23,394
Transportation - 1.15%
Expeditors International of Washington Inc 152,697 11,138
Union Pacific Corp 57,273 9,476
$ 20,614
TOTAL COMMON STOCKS $ 1,739,222
Total Investments $ 1,787,687
Other Assets and Liabilities -  (0.01)% (232)
TOTAL NET ASSETS - 100.00% $ 1,787,455
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $– or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 21.21%
Financial 18.25%
Technology 16.56%
Communications 14.38%
Consumer, Cyclical 10.44%
Industrial 6.71%
Energy 4.42%
Utilities 3.59%
Money Market Funds 2.71%
Basic Materials 1.74%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 45,435 $ 492,236 $ 489,206 $ 48,465
$ 45,435 $ 492,236 $ 489,206 $ 48,465
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 79 7 $ — $ — $ —
$ 79 7 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
October 31, 2019
See accompanying notes.
290
INVESTMENT COMPANIES - 1.91% Shares Held Value (000's)
Money Market Funds - 1.91%
Principal Government Money Market Fund
1.65%
(a),(b)
98,955,443 $ 98,955
TOTAL INVESTMENT COMPANIES $ 98,955
COMMON STOCKS - 98.01% Shares Held Value (000's)
Lodging - 1.64%
Hilton Worldwide Holdings Inc 872,391 84,587
REITs - 93.73%
Alexandria Real Estate Equities Inc 1,283,124 203,696
American Homes 4 Rent 5,484,101 145,164
American Tower Corp 211,873 46,205
Americold Realty Trust 1,623,474 65,085
Apartment Investment & Management Co 2,756,113 151,255
AvalonBay Communities Inc 1,333,814 290,318
Boston Properties Inc 1,038,633 142,500
Cousins Properties Inc 3,014,683 120,979
Crown Castle International Corp 240,446 33,372
CubeSmart 2,309,484 73,211
Duke Realty Corp 2,203,254 77,422
EPR Properties 1,273,773 99,087
Equinix Inc 573,294 324,932
Equity LifeStyle Properties Inc 1,270,826 88,882
Equity Residential 655,381 58,106
Essential Properties Realty Trust Inc 1,834,988 47,086
Essex Property Trust Inc 635,140 207,773
Extra Space Storage Inc 1,073,043 120,471
First Industrial Realty Trust Inc 957,445 40,318
Healthcare Realty Trust Inc 1,730,790 60,180
Healthcare Trust of America Inc 5,760,041 178,561
Healthpeak Properties Inc 1,959,133 73,703
Host Hotels & Resorts Inc 4,576,940 75,016
Invitation Homes Inc 8,227,315 253,319
Kilroy Realty Corp 1,312,278 110,140
Physicians Realty Trust 1,705,204 31,836
Prologis Inc 4,343,690 381,202
Public Storage 330,925 73,750
Regency Centers Corp 2,116,756 142,331
Sabra Health Care REIT Inc 2,498,180 61,455
Saul Centers Inc 375,942 20,128
Simon Property Group Inc 1,106,810 166,774
STORE Capital Corp 4,137,779 167,580
Sun Communities Inc 1,023,525 166,476
Sunstone Hotel Investors Inc 4,206,803 56,834
Taubman Centers Inc 799,646 28,611
Terreno Realty Corp 1,656,118 93,422
VICI Properties Inc 3,306,386 77,865
Welltower Inc 2,976,296 269,920
Weyerhaeuser Co 998,525 29,167
$ 4,854,132
Software - 2.64%
InterXion Holding NV
( c)
1,550,410 136,77 7
TOTAL COMMON STOCKS $ 5,075,49 6
Total Investments $ 5,174,45 1
Other Assets and Liabilities -  0.08% 4,21 2
TOTAL NET ASSETS - 100.00% $ 5,178,663
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 93.73%
Technology 2.64%
Money Market Funds 1.91%
Consumer, Cyclical 1.64%
Other Assets and Liabilities
0.08%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 49,809 $ 1,084,074 $ 1,034,928 $ 98,955
$ 49,809 $ 1,084,074 $ 1,034,928 $ 98,955
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 1,2 35 $ — $ — $ —
$ 1,2 35 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
291
INVESTMENT COMPANIES - 0.80% Shares Held Value (000's)
Money Market Funds - 0.80%
BlackRock Liquidity FedFund 1.71%
(a),(b)
3,231,834 $ 3,231
Principal Government Money Market Fund
1.65%
(a),(b),(c)
38,951,646 38,952
$ 42,183
TOTAL INVESTMENT COMPANIES $ 42,183
BONDS - 93.31%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.91%
General Dynamics Corp
2.88%, 05/11/2020 $ 6,800 $ 6,834
3.00%, 05/11/2021 9,750 9,928
Northrop Grumman Corp
2.08%, 10/15/2020 4,850 4,857
Rockwell Collins Inc
3.20%, 03/15/2024 6,750 7,044
United Technologies Corp
1.50%, 11/01/2019 9,600 9,600
1.90%, 05/04/2020 9,400 9,403
$ 47,666
Airlines - 0.47%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 9,766 10,243
Continental Airlines 2009-2 Class A Pass Through
Trust
7.25%, 05/10/2021 5,678 5,684
Delta Air Lines 2009-1 Class A Pass Through
Trust
7.75%, 06/17/2021 5,869 5,907
Delta Air Lines 2012-1 Class A Pass Through
Trust
4.75%, 11/07/2021 3,142 3,175
$ 25,009
Automobile Asset Backed Securities - 8.54%
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021 6,390 6,443
AmeriCredit Automobile Receivables Trust
2015-2
3.00%, 06/08/2021 2,565 2,565
AmeriCredit Automobile Receivables Trust
2015-3
2.73%, 03/08/2021 1,136 1,136
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 9,750 9,825
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 6,800 6,884
Americredit Automobile Receivables Trust 2018-3
3.11%, 01/18/2022 7,264 7,287
Americredit Automobile Receivables Trust 2019-1
2.93%, 06/20/2022 9,642 9,680
2.97%, 11/20/2023 7,300 7,409
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 14,600 14,676
2.43%, 09/19/2022 10,800 10,829
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01/18/2023 11,000 11,015
Bank of The West Auto Trust 2018-1
3.09%, 04/15/2021
(d)
7,536 7,546
Bank of The West Auto Trust 2019-1
2.40%, 10/17/2022
(d)
7,750 7,771
Capital Auto Receivables Asset Trust 2018-2
3.02%, 02/22/2021
(d)
5,933 5,945
3.27%, 06/20/2023
(d)
9,750 9,847
CPS Auto Receivables Trust 2014-C
3.77%, 08/17/2020
(d)
197 197
CPS Auto Receivables Trust 2018-B
2.72%, 09/15/2021
(d)
1,583 1,584
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022
(d)
$ 8,323 $ 8,343
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022
(d)
4,935 4,958
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022
(d)
6,556 6,578
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022
(d)
9,693 9,711
CPS Auto Receivables Trust 2019-D
2.17%, 12/15/2022
(d)
11,000 11,000
CPS Auto Trust
2.87%, 09/15/2021
(d)
2,829 2,832
Ford Credit Auto Owner Trust 2015-REV2
2.44%, 01/15/2027
(d)
12,327 12,364
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(d)
14,000 14,011
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(d)
11,500 11,664
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
14,600 15,275
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
11,700 12,367
OneMain Direct Auto Receivables Trust 2017-2
2.31%, 12/14/2021
(d)
3,746 3,744
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(d)
16,000 16,265
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
16,750 17,445
Santander Drive Auto Receivables Trust 2017-3
2.19%, 03/15/2022 9,407 9,407
Santander Drive Auto Receivables Trust 2018-4
3.01%, 03/15/2022 4,761 4,765
Santander Drive Auto Receivables Trust 2018-5
2.97%, 07/15/2021 1,919 1,920
Santander Drive Auto Receivables Trust 2019-1
2.91%, 01/18/2022 3,769 3,774
Santander Drive Auto Receivables Trust 2019-2
2.63%, 07/15/2022 15,439 15,481
Santander Drive Auto Receivables Trust 2019-3
2.28%, 02/15/2022 15,750 15,765
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06/15/2022
(d)
3,935 3,933
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
17,000 17,404
Westlake Automobile Receivables Trust 2018-2
2.84%, 09/15/2021
(d)
2,036 2,038
3.20%, 01/16/2024
(d)
7,800 7,838
Westlake Automobile Receivables Trust 2018-3
2.98%, 01/18/2022
(d)
5,906 5,920
3.32%, 10/16/2023
(d)
10,700 10,779
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022
(d)
9,497 9,538
3.26%, 10/17/2022
(d)
13,150 13,284
Westlake Automobile Receivables Trust 2019-2
2.57%, 02/15/2023
(d)
11,500 11,538
2.62%, 07/15/2024
(d)
8,800 8,853
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(d)
13,750 13,757
World Omni Select Auto Trust 2018-1
3.24%, 04/15/2022
(d)
6,195 6,213
World Omni Select Auto Trust 2019-A
2.06%, 08/15/2023 20,500 20,503
$ 449,906
Automobile Floor Plan Asset Backed Securities - 1.61%
Ally Master Owner Trust
2.70%, 01/17/2023 14,250 14,389
3.29%, 05/15/2023 19,500 19,890

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
292
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Floor Plan Asset Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust A
2.31%, 10/15/2023 $ 8,750 $ 8,740
1.00 x 1 Month USD LIBOR + 0.40%
2.37%, 11/15/2021 6,700 6,700
1.00 x 1 Month USD LIBOR + 0.46%
Navistar Financial Dealer Note Master Owner
Trust II
2.45%, 09/25/2023
(d)
11,500 11,511
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
2.41%, 11/15/2022
(d)
8,750 8,761
1.00 x 1 Month USD LIBOR + 0.50%
2.43%, 07/17/2023
(d)
14,600 14,632
1.00 x 1 Month USD LIBOR + 0.52%
$ 84,623
Automobile Manufacturers - 0.65%
Ford Motor Credit Co LLC
3.37%, 03/28/2022 5,000 4,937
3 Month USD LIBOR + 1.27%
General Motors Financial Co Inc
2.86%, 04/09/2021 9,700 9,707
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05/10/2021 9,750 9,948
Toyota Motor Credit Corp
2.60%, 01/11/2022 9,600 9,764
$ 34,356
Banks - 17.77%
Bank of America Corp
2.50%, 10/21/2022 12,000 12,112
2.63%, 10/19/2020 15,750 15,855
3.00%, 12/20/2023
(e)
10,347 10,584
3 Month USD LIBOR + 0.79%
3.13%, 01/20/2023 28,400 28,794
3 Month USD LIBOR + 1.16%
4.20%, 08/26/2024 24,500 26,378
Bank of New York Mellon Corp/The
2.10%, 10/24/2024 9,750 9,789
2.50%, 04/15/2021 5,700 5,752
2.99%, 10/30/2023 24,500 24,914
3 Month USD LIBOR + 1.05%
BB&T Corp
2.05%, 05/10/2021 9,500 9,518
BNP Paribas SA
3.50%, 03/01/2023
(d)
9,750 10,122
Branch Banking & Trust Co
2.10%, 01/15/2020 14,400 14,402
2.63%, 01/15/2022 14,400 14,604
Capital One NA
3.09%, 01/30/2023 14,400 14,523
3 Month USD LIBOR + 1.15%
Citigroup Inc
2.70%, 03/30/2021 14,100 14,238
2.90%, 04/25/2022 19,800 20,045
3 Month USD LIBOR + 0.96%
3.50%, 05/15/2023 9,750 10,190
3.57%, 09/01/2023 10,000 10,207
3 Month USD LIBOR + 1.43%
4.00%, 08/05/2024 10,750 11,469
4.04%, 06/01/2024
(e)
4,750 5,030
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
5.40%, 01/14/2020 1,600 1,610
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse Group AG
2.59%, 09/11/2025
(d),(e)
$ 5,000 $ 4,983
United States Secured Overnight Financing
Rate + 1.56%
4.21%, 06/12/2024
(d),(e)
17,900 18,899
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06/15/2022 13,400 13,553
3.65%, 01/25/2024 9,800 10,337
4.30%, 01/16/2024 15,700 16,966
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/2021 7,700 7,742
Goldman Sachs Group Inc/The
2.30%, 12/13/2019 9,600 9,601
2.60%, 04/23/2020 9,600 9,627
3.00%, 04/26/2022 24,050 24,369
3.05%, 04/26/2022 10,450 10,558
3 Month USD LIBOR + 1.11%
3.09%, 04/23/2020 9,600 9,638
3 Month USD LIBOR + 1.16%
3.20%, 02/23/2023 10,000 10,312
3.90%, 02/25/2021 9,600 9,782
3 Month USD LIBOR + 1.77%
HSBC Holdings PLC
2.63%, 11/07/2025
(e),(f),(g),(h)
9,300 9,310
3 Month USD LIBOR + 1.14%
3.95%, 05/18/2024
(e)
9,750 10,231
3 Month USD LIBOR + 0.99%
ING Groep NV
3.15%, 03/29/2022 6,800 6,962
JPMorgan Chase & Co
2.30%, 08/15/2021 9,500 9,516
2.84%, 04/25/2023 38,500 38,757
3 Month USD LIBOR + 0.90%
3.17%, 10/24/2023 15,000 15,262
3 Month USD LIBOR + 1.23%
3.88%, 09/10/2024 5,249 5,598
4.25%, 10/15/2020 22,250 22,734
KeyBank NA/Cleveland OH
2.40%, 06/09/2022 9,600 9,695
3.30%, 02/01/2022 4,750 4,893
KeyCorp
5.10%, 03/24/2021 20,000 20,821
Morgan Stanley
2.73%, 02/10/2021 8,200 8,207
3 Month USD LIBOR + 0.55%
3.34%, 10/24/2023 38,600 39,379
3 Month USD LIBOR + 1.40%
3.37%, 04/21/2021 20,700 21,032
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 10,200 10,801
5.50%, 07/24/2020 9,500 9,741
PNC Bank NA
2.00%, 05/19/2020 9,250 9,256
2.44%, 07/27/2022 9,600 9,633
3 Month USD LIBOR + 0.50%
2.48%, 05/19/2020 6,000 6,011
3 Month USD LIBOR + 0.36%
2.70%, 11/01/2022 10,965 11,161
PNC Financial Services Group Inc/The
3.90%, 04/29/2024 9,850 10,554
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(e)
9,750 10,345
3 Month USD LIBOR + 1.76%

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
293
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp
2.35%, 11/01/2025
(e),(f)
$ 9,800 $ 9,865
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05/15/2023 24,100 24,933
SunTrust Bank/Atlanta GA
2.25%, 01/31/2020 9,600 9,604
2.45%, 08/01/2022 15,500 15,676
2.86%, 08/02/2022 9,750 9,773
3 Month USD LIBOR + 0.59%
SunTrust Banks Inc
2.70%, 01/27/2022 3,832 3,884
2.90%, 03/03/2021 12,500 12,640
UBS AG/London
2.20%, 06/08/2020
(d)
11,500 11,513
UBS Group AG
3.49%, 05/23/2023
(d)
11,450 11,800
US Bancorp
2.58%, 01/24/2022
( i )
5,751 5,789
3 Month USD LIBOR + 0.64%
3.60%, 09/11/2024 14,400 15,314
US Bank NA/Cincinnati OH
2.00%, 01/24/2020 9,600 9,602
2.05%, 10/23/2020 9,700 9,722
2.65%, 05/23/2022 10,000 10,193
Wells Fargo & Co
2.41%, 10/30/2025
(e)
10,000 10,008
3 Month USD LIBOR + 0.83%
2.60%, 07/22/2020 5,000 5,025
3.07%, 01/24/2023 19,000 19,373
Wells Fargo Bank NA
2.43%, 07/23/2021 14,500 14,523
3 Month USD LIBOR + 0.50%
$ 935,639
Beverages - 0.77%
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 19,250 21,045
Keurig Dr Pepper Inc
3.55%, 05/25/2021 9,750 9,974
PepsiCo Inc
2.15%, 10/14/2020 9,500 9,533
$ 40,552
Biotechnology - 0.90%
Amgen Inc
2.20%, 05/11/2020 4,800 4,807
2.65%, 05/11/2022 9,600 9,757
Biogen Inc
2.90%, 09/15/2020 14,000 14,112
Celgene Corp
3.25%, 08/15/2022 9,750 10,058
3.63%, 05/15/2024 8,100 8,568
$ 47,302
Building Materials - 0.54%
Martin Marietta Materials Inc
2.66%, 12/20/2019 11,700 11,702
3 Month USD LIBOR + 0.50%
4.25%, 07/02/2024 15,415 16,615
$ 28,317
Chemicals - 1.02%
Air Liquide Finance SA
1.75%, 09/27/2021
(d)
6,750 6,724
Celanese US Holdings LLC
3.50%, 05/08/2024 9,800 10,118
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
2.45%, 05/01/2020
(d)
4,832 4,841
3.30%, 05/01/2023
(d)
7,300 7,558
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
DuPont de Nemours Inc
3.27%, 11/15/2023 $ 9,750 $ 9,884
3 Month USD LIBOR + 1.11%
International Flavors & Fragrances Inc
3.40%, 09/25/2020 4,900 4,954
Westlake Chemical Corp
3.60%, 07/15/2022 9,272 9,466
$ 53,545
Commercial Mortgage Backed Securities - 0.66%
Ginnie Mae
0.44%, 09/16/2055
(j),(k)
20,101 559
0.66%, 01/16/2054
(j),(k)
39,185 1,175
0.68%, 10/16/2054
(j),(k)
43,913 1,301
0.70%, 02/16/2048
(j),(k)
24,214 754
0.83%, 02/16/2055
(j),(k)
66,088 1,946
0.86%, 01/16/2055
(j),(k)
92,416 3,349
0.90%, 06/16/2045
(j),(k)
45,072 2,160
1.12%, 08/16/2042
(j),(k)
32,098 1,277
1.24%, 02/16/2046
(j),(k)
56,665 2,910
1.25%, 10/16/2051
(j),(k)
3,265 219
1.37%, 12/16/2036
(j),(k)
50,802 2,434
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 9,872 9,852
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 6,771 6,731
$ 34,667
Computers - 0.74%
Apple Inc
1.80%, 09/11/2024 5,000 4,985
1.90%, 02/07/2020
( i )
4,800 4,801
2.50%, 02/09/2022 9,600 9,754
International Business Machines Corp
2.25%, 02/19/2021 9,500 9,553
2.80%, 05/13/2021 9,800 9,944
$ 39,037
Consumer Products - 0.18%
Reckitt Benckiser Treasury Services PLC
2.69%, 06/24/2022
(d)
9,600 9,621
3 Month USD LIBOR + 0.56%
Credit Card Asset Backed Securities - 0.70%
BA Credit Card Trust
1.74%, 01/15/2025 37,000 36,951
Diversified Financial Services - 1.23%
American Express Co
2.75%, 05/20/2022 9,800 9,984
3.00%, 02/22/2021 9,750 9,889
3.70%, 11/05/2021 6,850 7,086
Capital One Financial Corp
3.90%, 01/29/2024 4,900 5,198
GE Capital International Funding Co Unlimited
Co
2.34%, 11/15/2020 12,850 12,842
GTP Acquisition Partners I LLC
2.35%, 06/15/2045
(d)
10,100 10,104
USAA Capital Corp
2.63%, 06/01/2021
(d)
9,800 9,922
$ 65,025
Electric - 6.03%
Alabama Power Co
2.45%, 03/30/2022 14,250 14,450
Alliant Energy Finance LLC
3.75%, 06/15/2023
(d)
8,210 8,587
Black Hills Corp
4.25%, 11/30/2023 27,000 28,833
CenterPoint Energy Inc
3.60%, 11/01/2021 14,700 15,132

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
294
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
2.58%, 07/01/2020 $ 15,098 $ 15,143
2.72%, 08/15/2021
(k)
9,800 9,892
3.07%, 08/15/2024
(k)
9,800 10,091
DTE Energy Co
2.25%, 11/01/2022
(f)
9,750 9,810
2.53%, 10/01/2024 10,000 10,027
2.60%, 06/15/2022 9,800 9,902
Duke Energy Florida LLC
1.85%, 01/15/2020 9,600 9,600
2.10%, 12/15/2019 250 250
3.10%, 08/15/2021 5,750 5,869
Emera US Finance LP
2.70%, 06/15/2021 6,700 6,759
Evergy Inc
2.45%, 09/15/2024 9,300 9,355
Exelon Corp
3.50%, 06/01/2022 22,500 23,154
Florida Power & Light Co
2.64%, 05/06/2022 15,000 15,001
3 Month USD LIBOR + 0.40%
Fortis Inc/Canada
2.10%, 10/04/2021 16,365 16,353
Indiantown Cogeneration LP
9.77%, 12/15/2020 2,603 2,691
LG&E & KU Energy LLC
4.38%, 10/01/2021 15,000 15,552
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 10,000 10,076
2.90%, 04/01/2022 6,850 6,992
3.15%, 04/01/2024 5,600 5,821
Public Service Enterprise Group Inc
2.88%, 06/15/2024 7,900 8,108
San Diego Gas & Electric Co
1.91%, 02/01/2022 2,606 2,563
Sempra Energy
2.40%, 02/01/2020 9,750 9,755
2.50%, 01/15/2021 14,500 14,489
3 Month USD LIBOR + 0.50%
Southern California Edison Co
1.85%, 02/01/2022 4,181 4,109
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,492
WEC Energy Group Inc
3.38%, 06/15/2021 14,600 14,927
$ 317,783
Electronics - 0.59%
Fortive Corp
2.35%, 06/15/2021 11,700 11,731
Honeywell International Inc
1.85%, 11/01/2021 9,600 9,619
2.15%, 08/08/2022 9,800 9,912
$ 31,262
Environmental Control - 0.24%
Republic Services Inc
2.50%, 08/15/2024 5,650 5,744
Waste Management Inc
2.95%, 06/15/2024 6,900 7,153
$ 12,897
Finance - Mortgage Loan/Banker - 12.38%
Fannie Mae
1.25%, 08/17/2021 48,400 48,114
1.38%, 02/26/2021 54,700 54,550
1.50%, 06/22/2020 15,000 14,988
1.63%, 01/21/2020 20,000 19,999
1.75%, 07/02/2024 34,400 34,661
1.88%, 12/28/2020 20,000 20,057
1.88%, 09/24/2026
( i )
126,950 128,753
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Fannie Mae   (continued)
2.13%, 04/24/2026 $ 145,500 $ 149,730
2.50%, 02/05/2024 35,250 36,561
2.63%, 09/06/2024
( i )
26,250 27,505
2.88%, 10/30/2020 27,200 27,531
Federal Home Loan Banks
2.63%, 10/01/2020 25,000 25,223
Freddie Mac
2.38%, 02/16/2021 29,500 29,804
2.75%, 06/19/2023 32,900 34,288
$ 651,764
Food - 0.72%
Conagra Brands Inc
2.70%, 10/22/2020 9,750 9,751
3 Month USD LIBOR + 0.75%
3.80%, 10/22/2021 4,900 5,059
Kraft Heinz Foods Co
2.75%, 02/10/2021 9,600 9,590
3 Month USD LIBOR + 0.57%
4.00%, 06/15/2023 4,850 5,102
Tyson Foods Inc
2.25%, 08/23/2021 3,850 3,869
2.60%, 08/21/2020 4,800 4,805
3 Month USD LIBOR + 0.45%
$ 38,176
Gas - 0.08%
NiSource Inc
2.65%, 11/17/2022 4,000 4,054
Healthcare - Services - 0.22%
Humana Inc
2.50%, 12/15/2020 4,900 4,921
UnitedHealth Group Inc
1.95%, 10/15/2020 6,750 6,762
$ 11,683
Home Builders - 0.19%
DR Horton Inc
2.50%, 10/15/2024 9,800 9,812
Home Furnishings - 0.28%
Panasonic Corp
2.54%, 07/19/2022
(d)
9,800 9,881
2.68%, 07/19/2024
(d)
5,000 5,070
$ 14,951
Housewares - 0.13%
Newell Brands Inc
3.85%, 04/01/2023 6,457 6,684
Insurance - 2.96%
Allstate Corp/The
2.73%, 03/29/2023 12,500 12,522
3 Month USD LIBOR + 0.63%
Berkshire Hathaway Finance Corp
2.33%, 01/10/2020 14,500 14,510
3 Month USD LIBOR + 0.32%
Berkshire Hathaway Inc
2.75%, 03/15/2023 5,500 5,665
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
26,875 29,211
MassMutual Global Funding II
2.00%, 04/15/2021
(d)
13,638 13,638
Metropolitan Life Global Funding I
1.95%, 09/15/2021
(d)
15,000 15,025
2.39%, 09/07/2020
(d)
9,750 9,774
United States Secured Overnight Financing
Rate + 0.57%
2.53%, 06/12/2020
(d)
6,750 6,764
3 Month USD LIBOR + 0.40%
3.60%, 01/11/2024
(d)
5,000 5,317

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
295
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
New York Life Global Funding
1.95%, 02/11/2020
(d)
$ 9,600 $ 9,604
2.00%, 04/13/2021
(d)
9,600 9,619
2.65%, 06/10/2022
(d)
24,000 24,091
3 Month USD LIBOR + 0.52%
$ 155,740
Internet - 0.18%
Amazon.com Inc
2.60%, 12/05/2019 9,327 9,327
Lodging - 0.11%
Las Vegas Sands Corp
3.20%, 08/08/2024 5,800 5,935
Machinery - Construction & Mining - 0.19%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 9,700 9,909
Machinery - Diversified - 0.23%
John Deere Capital Corp
2.05%, 03/10/2020 4,650 4,652
2.65%, 01/06/2022 7,212 7,343
$ 11,995
Media - 0.37%
Comcast Corp
3.30%, 10/01/2020 9,750 9,881
TWDC Enterprises 18 Corp
1.95%, 03/04/2020 9,500 9,502
$ 19,383
Mining - 0.20%
Glencore Finance Canada Ltd
4.25%, 10/25/2022
(d)
2,000 2,092
Glencore Funding LLC
4.13%, 05/30/2023
(d)
8,300 8,690
$ 10,782
Miscellaneous Manufacturers - 0.53%
General Electric Co
5.50%, 01/08/2020 3,850 3,873
Ingersoll-Rand Global Holding Co Ltd
2.90%, 02/21/2021 14,500 14,639
Siemens Financieringsmaatschappij NV
2.20%, 03/16/2020
(d)
9,650 9,661
$ 28,173
Mortgage Backed Securities - 7.75%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 13 14
Chase Mortgage Finance Corp
3.50%, 03/25/2050
(d),(h),(k)
14,750 14,930
CHL Mortgage Pass-Through Trust 2003-46
3.92%, 01/19/2034
(k)
395 403
CHL Mortgage Pass-Through Trust 2004-J7
5.00%, 09/25/2019 2 2
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 5 5
CSFB Mortgage-Backed Pass-Through
Certificates Series 2004-AR4
2.78%, 05/25/2034 25 25
1.00 x 1 Month USD LIBOR + 0.96%
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(d),(k)
14,393 14,583
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(d),(k)
13,663 13,920
JP Morgan Mortgage Trust 2004-A3
4.61%, 07/25/2034
(k)
533 540
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 141 141
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(k)
10,657 10,844
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(d),(k)
$ 9,110 $ 9,230
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(d),(k)
24,705 25,001
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(d),(k)
9,744 9,878
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(d),(k)
11,535 11,702
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(d),(k)
9,107 9,227
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(d),(k)
9,040 9,142
JP Morgan Mortgage Trust 2018-9
4.00%, 02/25/2049
(d),(k)
8,105 8,170
JP Morgan Mortgage Trust 2019-2
4.00%, 08/25/2049
(d),(k)
4,768 4,797
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(d),(k)
16,083 16,146
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(k)
6,557 6,841
PHH Mortgage Trust Series 2008-CIM1
4.28%, 06/25/2038 1,261 1,267
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 180 181
Provident Funding Mortgage Loan Trust 2005-1
2.40%, 05/25/2035 976 988
1.00 x 1 Month USD LIBOR + 0.58%
PSMC 2018-1 Trust
3.50%, 02/25/2048
(d),(k)
18,014 18,274
PSMC 2018-2 Trust
3.50%, 06/25/2048
(d),(k)
15,299 15,511
PSMC 2018-3 Trust
4.00%, 08/25/2048
(d),(k)
13,545 13,899
PSMC 2018-4 Trust
4.00%, 11/25/2048
(d),(k)
11,922 11,982
PSMC 2019-1 Trust
4.00%, 07/25/2049
(d),(k)
11,640 11,782
RALI Series 2003-QS23 Trust
5.00%, 12/26/2018 10 10
RBSSP Resecuritization Trust 2009-7
2.42%, 06/26/2037
(d)
200 199
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(k)
6,683 6,429
Sequoia Mortgage Trust 2013-8
2.25%, 06/25/2043
(k)
3,384 3,349
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(d),(k)
9,868 10,030
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(d),(k)
4,689 4,783
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(d),(k)
8,657 8,809
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(d),(k)
8,846 8,990
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(k)
10,821 10,973
Sequoia Mortgage Trust 2018-6
4.00%, 07/25/2048
(d),(k)
5,208 5,256
Sequoia Mortgage Trust 2018-7
4.00%, 09/25/2048
(d),(k)
5,583 5,638
Sequoia Mortgage Trust 2018-8
4.00%, 11/25/2048
(d),(k)
12,442 12,543
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(d),(k)
4,702 4,745
Sequoia Mortgage Trust 2019-1
4.00%, 02/25/2049
(d),(k)
3,275 3,304

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
296
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2019-2
4.00%, 06/25/2049
(d),(k)
$ 16,131 $ 16,247
Sequoia Mortgage Trust 2019-3
3.50%, 09/25/2049
(d),(k)
11,261 11,353
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(d),(k)
15,123 15,360
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11/25/2048
(d),(k)
4,769 4,817
4.00%, 11/25/2048
(d),(k)
7,220 7,243
Wells Fargo Mortgage Backed Securities 2019-2
Trust
4.00%, 04/25/2049
(d),(k)
13,751 13,854
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07/25/2049
(d),(k)
14,402 14,506
$ 407,863
Oil & Gas - 1.36%
BP Capital Markets PLC
3.81%, 02/10/2024 5,000 5,344
Chevron Corp
2.90%, 03/03/2024 4,750 4,946
Cimarex Energy Co
4.38%, 06/01/2024 12,500 13,096
Occidental Petroleum Corp
3.44%, 08/13/2021 15,000 15,095
3 Month USD LIBOR + 1.25%
Phillips 66
2.75%, 04/15/2020
(d)
9,700 9,703
3 Month USD LIBOR + 0.75%
Shell International Finance BV
2.13%, 05/11/2020 11,495 11,515
2.38%, 08/21/2022 11,700 11,871
$ 71,570
Oil & Gas Services - 0.19%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 9,750 9,917
Other Asset Backed Securities - 7.05%
CCG Receivables Trust
2.80%, 09/14/2026
(d)
15,500 15,644
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(d)
2,228 2,233
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(d)
14,610 14,748
Daimler Trucks Retail Trust 2019-1
2.77%, 04/15/2021
(d)
14,657 14,698
Drug Royalty II LP 2
3.48%, 07/15/2023
(d)
450 450
Drug Royalty III LP 1
3.60%, 04/15/2027
(d)
2,077 2,081
3.90%, 10/15/2031
(d)
2,771 2,767
1.00 x 3 Month USD LIBOR + 1.60%
3.98%, 04/15/2027
(d)
1,135 1,138
4.27%, 10/15/2031
(d)
3,365 3,465
4.80%, 04/15/2027
(d)
2,077 2,089
1.00 x 3 Month USD LIBOR + 2.50%
MMAF Equipment Finance LLC 2018-A
2.92%, 07/12/2021
(d)
4,608 4,619
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(d)
12,000 12,070
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(d)
5,267 5,271
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(d)
3,359 3,343
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
10,547 10,878
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
PFS Financing Corp
2.23%, 10/15/2024
(d)
$ 29,250 $ 29,197
2.40%, 10/17/2022
(d)
11,700 11,735
2.51%, 07/15/2022
(d)
19,250 19,258
1.00 x 1 Month USD LIBOR + 0.60%
2.86%, 04/15/2024
(d)
9,750 9,928
3.19%, 04/17/2023
(d)
8,750 8,886
3.52%, 10/15/2023
(d)
6,750 6,927
Trafigura Securitisation Finance PLC 2017-1
2.77%, 12/15/2020
(d)
17,500 17,514
1.00 x 1 Month USD LIBOR + 0.85%
Trafigura Securitisation Finance PLC 2018-1
3.73%, 03/15/2022
(d)
22,000 22,479
Verizon Owner Trust 2016-2
1.68%, 05/20/2021
(d)
3,564 3,563
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(d)
3,620 3,620
Verizon Owner Trust 2017-2
1.92%, 12/20/2021
(d)
9,161 9,159
Verizon Owner Trust 2017-3
2.06%, 04/20/2022
(d)
13,200 13,204
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(d)
15,500 15,614
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 20,400 20,784
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 13,500 13,756
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 19,500 19,674
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 23,000 23,008
Volvo Financial Equipment LLC Series 2018-1
2.26%, 09/15/2020
(d)
677 677
2.76%, 10/17/2022
(d)
4,900 4,969
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(d)
12,900 13,166
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
8,214 8,484
$ 371,096
Packaging & Containers - 0.19%
Packaging Corp of America
2.45%, 12/15/2020 9,900 9,940
Pharmaceuticals - 1.60%
AbbVie Inc
2.30%, 05/14/2021 4,800 4,827
2.50%, 05/14/2020 8,414 8,437
Bayer US Finance II LLC
3.50%, 06/25/2021
(d)
4,750 4,845
3.88%, 12/15/2023
(d)
5,800 6,075
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(d)
8,350 8,653
Cigna Corp
3.40%, 09/17/2021 9,600 9,832
4.00%, 02/15/2022
(d)
4,900 5,071
CVS Health Corp
2.63%, 08/15/2024 10,500 10,614
3.35%, 03/09/2021 5,000 5,089
Mead Johnson Nutrition Co
3.00%, 11/15/2020 4,750 4,800
Merck & Co Inc
2.90%, 03/07/2024 5,800 6,048
Pfizer Inc
2.80%, 03/11/2022 9,750 9,972
$ 84,263
Pipelines - 2.15%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 11,357

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
297
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Columbia Pipeline Group Inc
3.30%, 06/01/2020 $ 8,528 $ 8,579
Enterprise Products Operating LLC
3.50%, 02/01/2022 19,500 20,115
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(d)
12,550 12,988
Kinder Morgan Inc/DE
3.28%, 01/15/2023 14,500 14,672
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 13,600 14,821
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
10,900 11,102
TransCanada PipeLines Ltd
4.37%, 05/15/2067 23,657 19,445
3 Month USD LIBOR + 2.21%
$ 113,079
REITs - 1.13%
Alexandria Real Estate Equities Inc
3.90%, 06/15/2023 9,750 10,298
CubeSmart LP
4.38%, 12/15/2023 4,000 4,274
Healthcare Realty Trust Inc
3.75%, 04/15/2023 12,000 12,402
Omega Healthcare Investors Inc
4.95%, 04/01/2024 4,750 5,149
SBA Tower Trust
2.88%, 07/15/2046
(d)
9,600 9,643
3.17%, 04/09/2047
(d)
9,600 9,727
Service Properties Trust
4.50%, 06/15/2023 4,800 4,966
Welltower Inc
3.75%, 03/15/2023 2,924 3,066
$ 59,525
Retail - 0.77%
Home Depot Inc/The
1.80%, 06/05/2020 11,500 11,497
McDonald's Corp
2.63%, 01/15/2022 7,250 7,372
2.75%, 12/09/2020 8,256 8,332
Walmart Inc
1.90%, 12/15/2020 6,850 6,866
2.85%, 07/08/2024 6,000 6,266
$ 40,333
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(l)
1,200 —
Semiconductors - 0.85%
Broadcom Corp / Broadcom Cayman Finance Ltd
2.38%, 01/15/2020 14,400 14,405
Broadcom Inc
3.13%, 04/15/2021
(d)
9,750 9,864
Microchip Technology Inc
4.33%, 06/01/2023 9,800 10,369
QUALCOMM Inc
2.60%, 01/30/2023 9,750 9,940
$ 44,578
Software - 0.60%
Microsoft Corp
1.85%, 02/12/2020 14,600 14,602
Oracle Corp
1.90%, 09/15/2021 4,800 4,810
VMware Inc
2.95%, 08/21/2022 11,750 11,941
$ 31,353
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities - 5.07%
AccessLex Institute
2.85%, 07/01/2038 $ 272 $ 272
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 3 Month + 1.20%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
10,372 10,680
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
11,471 11,824
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
21,400 21,393
KeyCorp Student Loan Trust 2000-A
2.45%, 05/25/2029 1,524 1,518
1.00 x 3 Month USD LIBOR + 0.32%
Keycorp Student Loan Trust 2000-b
2.25%, 07/25/2029 10,314 10,168
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
2.47%, 01/25/2037 17,812 17,517
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
10,564 10,574
Navient Private Education Loan Trust 2014-CT
2.62%, 09/16/2024
(d)
1,672 1,673
1.00 x 1 Month USD LIBOR + 0.70%
Navient Private Education Loan Trust 2017-A
2.32%, 12/16/2058
(d)
768 768
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Loan Trust 2018-B
2.27%, 12/15/2059
(d)
2,642 2,642
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2018-A
2.53%, 02/18/2042
(d)
4,166 4,177
Navient Private Education Refi Loan Trust
2018-C
3.01%, 06/16/2042
(d)
4,251 4,279
Navient Private Education Refi Loan Trust
2018-D
2.22%, 12/15/2059
(d)
5,654 5,642
1.00 x 1 Month USD LIBOR + 0.30%
Navient Private Education Refi Loan Trust
2019-A
3.03%, 01/15/2043
(d)
2,934 2,958
3.42%, 01/15/2043
(d)
4,900 5,061
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(d)
18,023 18,200
Navient Private Education Refi Loan Trust
2019-D
2.31%, 12/15/2059
(d)
11,065 11,065
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05/15/2068
(d)
10,879 10,912
Navient Private Education Refi Loan Trust 2019-F
2.18%, 08/15/2068
(d)
15,000 15,008
Navient Student Loan Trust 2018-EA
3.43%, 12/15/2059
(d)
13,351 13,499
Navient Student Loan Trust 2019-B
2.31%, 12/15/2059
(d)
6,225 6,223
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
2.52%, 06/15/2033 1,312 1,299
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
2.45%, 03/15/2024 12,526 12,449
1.00 x 3 Month USD LIBOR + 0.33%

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
298
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Private Credit Student Loan Trust 2006-A
2.41%, 06/15/2039 $ 24,958 $ 24,394
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
2.32%, 12/15/2039 14,418 14,139
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2018-A
2.27%, 03/16/2026
(d)
4,941 4,941
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2018-B
2.24%, 12/16/2024
(d)
2,774 2,773
1.00 x 1 Month USD LIBOR + 0.32%
SMB Private Education Loan Trust 2018-C
2.22%, 09/15/2025
(d)
3,472 3,471
1.00 x 1 Month USD LIBOR + 0.30%
SMB Private Education Loan Trust 2019-A
2.26%, 02/16/2026
(d)
5,911 5,910
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
2.26%, 07/15/2026
(d)
11,502 11,500
1.00 x 1 Month USD LIBOR + 0.35%
$ 266,929
Telecommunications - 1.85%
AT&T Inc
2.80%, 02/17/2021 11,000 11,110
3.07%, 02/15/2023
( i )
6,750 6,770
3 Month USD LIBOR + 0.89%
3.60%, 02/17/2023 4,800 5,012
Cisco Systems Inc
2.20%, 02/28/2021 4,750 4,777
Crown Castle Towers LLC
3.22%, 05/15/2022
(d)
11,430 11,575
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(d)
13,125 13,207
4.74%, 03/20/2025
(d)
28,050 29,909
Verizon Communications Inc
2.70%, 05/22/2020 4,800 4,813
3 Month USD LIBOR + 0.55%
Vodafone Group PLC
3.75%, 01/16/2024 9,750 10,278
$ 97,451
Transportation - 0.24%
Ryder System Inc
2.25%, 09/01/2021 4,800 4,813
3.75%, 06/09/2023 7,300 7,665
$ 12,478
Trucking & Leasing - 0.19%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
9,800 10,212
TOTAL BONDS $ 4,913,113
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 6.48%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
4.49%, 11/01/2021 $ 1 $ 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.12%
4.75%, 09/01/2035 42 44
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 50 51
$ 96
Federal National Mortgage Association (FNMA) - 0.01%
3.82%, 10/01/2035 86 89
1.00 x 12 Month USD LIBOR + 1.67%
4.05%, 11/01/2022 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.05%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
4.30%, 07/01/2034 $ 54 $ 57
1.00 x 12 Month USD LIBOR + 1.65%
4.31%, 08/01/2034 30 32
1.00 x 12 Month USD LIBOR + 1.63%
4.51%, 07/01/2034 14 14
1.00 x 12 Month USD LIBOR + 1.66%
4.56%, 02/01/2037 68 71
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.10%
4.62%, 02/01/2035 15 16
1.00 x 6 Month USD LIBOR + 2.07%
4.74%, 11/01/2035 2 2
1.00 x Cost of funds for the 11th District of
San Francisco + 1.26%
4.77%, 12/01/2032 13 14
1.00 x 12 Month USD LIBOR + 1.64%
4.79%, 11/01/2032 25 26
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.87%, 01/01/2035 33 34
1.00 x 12 Month USD LIBOR + 1.75%
$ 356
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029 3 2
8.00%, 05/01/2027 1 1
$ 3
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025 1 1
U.S. Treasury - 6.47%
1.25%, 03/31/2021 50,000 49,762
1.38%, 08/31/2020 59,500 59,388
1.38%, 09/30/2020 15,000 14,967
1.63%, 10/31/2023 29,000 29,118
1.63%, 05/15/2026 42,100 42,167
1.88%, 07/31/2026 39,300 39,975
2.00%, 08/31/2021 50,000 50,387
2.25%, 02/29/2020 35,000 35,070
2.63%, 05/15/2021 19,500 19,805
$ 340,639
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 341,095
Total Investments $ 5,296,391
Other Assets and Liabilities -  (0.59)% (30,867)
TOTAL NET ASSETS - 100.00% $ 5,265,524
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,942 or
0.15 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,624,687 or 30.86% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security purchased on a when-issued basis.
(g) The value of these investments was determined using significant unobservable inputs.

Schedule of Investments
Short-Term Income Fund
October 31, 2019
See accompanying notes.
299
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $24,240 or
0.46% of net assets.
( i ) Security or a portion of the security was on loan at the end of the period.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Financial 23.09%
Asset Backed Securities 22.97%
Government 18.85%
Mortgage Securities 8.42%
Utilities 6.11%
Consumer, Non-cyclical 4.39%
Industrial 3.85%
Energy 3.70%
Consumer, Cyclical 2.60%
Communications 2.40%
Technology 2.19%
Basic Materials 1.22%
Money Market Funds 0.80%
Other Assets and Liabilities
(0.59)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 80,165 $ 1,911,796 $ 1,953,009 $ 38,952
$ 80,165 $ 1,911,796 $ 1,953,009 $ 38,952
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 1,22 1 $ — $ — $ —
$ 1,22 1 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SmallCap Fund
October 31, 2019
See accompanying notes.
300
INVESTMENT COMPANIES - 6.63% Shares Held Value (000's)
Money Market Funds - 6.63%
BlackRock Liquidity FedFund 1.71%
(a),(b)
8,984,246 $ 8,984
Principal Government Money Market Fund
1.65%
(a),(b),(c)
35,325,940 35,326
$ 44,310
TOTAL INVESTMENT COMPANIES $ 44,310
COMMON STOCKS - 97.61% Shares Held Value (000's)
Aerospace & Defense - 1.38%
Aerojet Rocketdyne Holdings Inc
( d)
212,800 9,199
Agriculture - 1.18%
Darling Ingredients Inc
( d)
409,800 7,909
Automobile Parts & Equipment - 1.00%
Modine Manufacturing Co
( d)
169,600 1,939
Visteon Corp
( d)
50,700 4,716
$ 6,655
Banks - 9.10%
Atlantic Union Bankshares Corp 135,600 4,998
BancFirst Corp 37,500 2,171
Cathay General Bancorp 241,300 8,583
First Interstate BancSystem Inc 111,800 4,691
First Merchants Corp 115,000 4,548
Flagstar Bancorp Inc 127,600 4,637
Great Western Bancorp Inc 147,400 5,140
IBERIABANK Corp 132,600 9,732
Independent Bank Corp/MI 79,200 1,783
Lakeland Bancorp Inc 83,820 1,387
United Community Banks Inc/GA 267,850 8,092
WesBanco Inc 132,786 4,991
$ 60,753
Biotechnology - 3.61%
Acceleron Pharma Inc
( d)
66,760 2,996
Allogene Therapeutics Inc
( d),(e)
79,000 2,275
Bluebird Bio Inc
( d)
22,100 1,790
Denali Therapeutics Inc
( d)
136,000 2,131
DNIB Unwind Inc - Warrants
( d),(f),(g)
17,472 —
FibroGen Inc
( d)
74,600 2,921
Insmed Inc
( d)
126,600 2,353
MacroGenics Inc
( d)
132,000 1,122
Magenta Therapeutics Inc
( d)
174,000 1,811
Precision BioSciences Inc
( d)
125,400 814
Seattle Genetics Inc
( d)
42,756 4,592
Spark Therapeutics Inc
( d)
12,160 1,328
$ 24,133
Chemicals - 0.76%
Cabot Corp 116,400 5,074
Commercial Services - 8.32%
AMN Healthcare Services Inc
( d)
158,900 9,337
BrightView Holdings Inc
( d)
268,700 4,783
Brink's Co/The 92,100 7,825
FTI Consulting Inc
( d)
34,874 3,797
HMS Holdings Corp
( d)
264,900 8,660
ICF International Inc 86,200 7,386
K12 Inc
( d)
205,200 4,061
Korn Ferry 89,600 3,287
Medifast Inc 39,850 4,421
Nesco Holdings Inc
( d),(e)
428,100 1,986
$ 55,543
Computers - 5.62%
CACI International Inc
( d)
48,400 10,829
ExlService Holdings Inc
( d)
84,500 5,884
Parsons Corp
( d)
179,200 6,379
Perspecta Inc 306,100 8,124
Ping Identity Holding Corp
( d)
215,895 3,608
PlayAGS Inc
( d)
123,800 1,429
Tenable Holdings Inc
( d)
52,118 1,313
$ 37,566
Consumer Products - 0.68%
Central Garden & Pet Co - A Shares
( d)
159,580 4,513
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 3.35%
Hamilton Lane Inc 88,490 $ 5,276
LPL Financial Holdings Inc 43,800 3,541
Piper Jaffray Cos 66,440 5,218
Stifel Financial Corp 149,211 8,353
$ 22,388
Electric - 3.06%
PNM Resources Inc 191,580 9,991
Portland General Electric Co 184,200 10,477
$ 20,468
Electrical Components & Equipment - 1.10%
EnerSys 95,800 6,405
nLight Inc
( d)
71,664 958
$ 7,363
Electronics - 3.22%
Advanced Energy Industries Inc
( d)
109,400 6,465
SYNNEX Corp 78,700 9,266
Vishay Intertechnology Inc 285,550 5,754
$ 21,485
Engineering & Construction - 2.63%
Great Lakes Dredge & Dock Corp
( d)
376,000 4,042
MasTec Inc
( d)
149,100 9,384
Tutor Perini Corp
( d)
268,700 4,157
$ 17,583
Entertainment - 2.54%
Eldorado Resorts Inc
( d)
190,200 8,515
Golden Entertainment Inc
( d)
170,990 2,476
Vail Resorts Inc 25,700 5,972
$ 16,963
Environmental Control - 2.19%
Advanced Disposal Services Inc
( d)
191,400 6,274
Energy Recovery Inc
( d)
165,460 1,541
Tetra Tech Inc 77,755 6,801
$ 14,616
Forest Products & Paper - 0.21%
PH Glatfelter Co 79,700 1,435
Gas - 1.45%
Southwest Gas Holdings Inc 111,290 9,716
Healthcare - Products - 1.72%
Adaptive Biotechnologies Corp
( d),(e)
32,500 847
Nevro Corp
( d)
75,700 6,525
RA Medical Systems Inc
( d),(e)
226,500 342
STAAR Surgical Co
( d)
115,400 3,783
$ 11,497
Healthcare - Services - 5.69%
Addus HomeCare Corp
( d)
101,700 8,564
Encompass Health Corp 120,100 7,689
Natera Inc
( d)
179,430 6,912
Syneos Health Inc
( d)
174,600 8,756
Teladoc Health Inc
( d),(e)
79,700 6,105
$ 38,026
Home Builders - 1.14%
William Lyon Homes
( d)
393,160 7,608
Insurance - 4.52%
First American Financial Corp 62,500 3,861
Hanover Insurance Group Inc/The 62,200 8,192
Kemper Corp 94,470 6,791
MGIC Investment Corp 508,600 6,973
National General Holdings Corp 206,800 4,409
$ 30,226
Internet - 0.75%
Eventbrite Inc
( d),(e)
186,000 3,344
Revolve Group Inc
( d),(e)
79,192 1,644
$ 4,988
Iron & Steel - 0.57%
Cleveland-Cliffs Inc
( e)
527,800 3,816

Schedule of Investments
SmallCap Fund
October 31, 2019
See accompanying notes.
301
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 2.19%
Lindblad Expeditions Holdings Inc
( d)
133,200 $ 2,097
OneSpaWorld Holdings Ltd
( d)
319,800 4,973
Planet Fitness Inc
( d)
118,900 7,569
$ 14,639
Lodging - 0.94%
Extended Stay America Inc 440,750 6,263
Machinery - Diversified - 0.57%
Columbus McKinnon Corp/NY 102,153 3,833
Media - 0.54%
World Wrestling Entertainment Inc
( e)
64,000 3,586
Metal Fabrication & Hardware - 0.91%
Rexnord Corp
( d)
215,472 6,096
Mining - 0.22%
Alcoa Corp
( d)
69,490 1,445
Miscellaneous Manufacturers - 1.28%
Hillenbrand Inc 188,100 5,791
Trinseo SA 64,610 2,746
$ 8,537
Oil & Gas - 1.65%
Carrizo Oil & Gas Inc
( d)
262,500 1,932
Delek US Holdings Inc 83,200 3,324
PDC Energy Inc
( d)
84,500 1,686
Ring Energy Inc
( d)
506,900 841
Talos Energy Inc
( d)
108,200 2,330
Whiting Petroleum Corp
( d)
144,400 915
$ 11,028
Oil & Gas Services - 0.50%
McDermott International Inc
( d),(e)
308,300 502
Select Energy Services Inc
( d)
373,400 2,838
$ 3,340
Packaging & Containers - 0.87%
Graphic Packaging Holding Co 370,000 5,794
Pharmaceuticals - 2.13%
Bellicum Pharmaceuticals Inc
( d),(e)
253,400 208
Clovis Oncology Inc
( d),(e)
10,110 32
DexCom Inc
( d)
10,700 1,650
Horizon Therapeutics Plc
( d)
260,000 7,517
Neurocrine Biosciences Inc
( d)
10,900 1,084
Revance Therapeutics Inc
( d)
237,300 3,716
$ 14,207
REITs - 8.78%
Agree Realty Corp 142,100 11,193
Brandywine Realty Trust 514,000 7,854
Cousins Properties Inc 214,801 8,620
First Industrial Realty Trust Inc 304,040 12,803
Ladder Capital Corp 325,300 5,618
Pebblebrook Hotel Trust 355,736 9,146
Two Harbors Investment Corp 247,860 3,438
$ 58,672
Retail - 4.33%
BJ's Wholesale Club Holdings Inc
( d)
319,151 8,521
Caleres Inc 266,230 5,729
Carvana Co
( d),(e)
96,400 7,816
Ruth's Hospitality Group Inc 155,800 3,207
World Fuel Services Corp 86,900 3,630
$ 28,903
Semiconductors - 1.49%
Entegris Inc 207,570 9,963
Software - 4.28%
Aspen Technology Inc
( d)
63,600 7,321
Ceridian HCM Holding Inc
( d)
46,125 2,226
Cloudflare Inc
( d),(e)
123,700 2,083
Dynatrace Inc
( d)
38,175 772
Manhattan Associates Inc
( d)
101,000 7,570
Pluralsight Inc
( d),(e)
73,300 1,325
SolarWinds Corp
( d)
384,403 7,285
$ 28,582
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1.14%
Plantronics Inc 159,750 $ 6,297
Switch Inc 88,400 1,306
$ 7,603
TOTAL COMMON STOCKS $ 652,014
Total Investments $ 696,324
Other Assets and Liabilities -  (4.24)% (28,346)
TOTAL NET ASSETS - 100.00% $ 667,978
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $25,994 or 3.89 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 25.75%
Consumer, Non-cyclical 23.33%
Industrial 14.15%
Consumer, Cyclical 12.14%
Technology 11.39%
Money Market Funds 6.63%
Utilities 4.51%
Communications 2.43%
Energy 2.15%
Basic Materials 1.76%
Other Assets and Liabilities
(4.24)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
October 31, 2019
See accompanying notes.
302
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 15,877 $ 296,599 $ 277,150 $ 35,326
$ 15,877 $ 296,599 $ 277,150 $ 35,326
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 37 7 $ — $ — $ —
$ 37 7 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
303
INVESTMENT COMPANIES - 5.98% Shares Held Value (000's)
Exchange-Traded Funds - 2.05%
iShares Russell 2000 Value ETF 170,400 $ 20,856
Money Market Funds - 3.87%
BlackRock Liquidity FedFund 1.71%
(a),(b)
4,265,953 4,266
Principal Government Money Market Fund
1.65%
(a),(b),(c)
34,976,137 34,976
$ 39,242
Principal Exchange-Traded Funds - 0.06%
Principal U.S. Small-Cap Multi-Factor Index ETF
(c),(d)
20,000 625
TOTAL INVESTMENT COMPANIES $ 60,723
COMMON STOCKS - 95.41% Shares Held Value (000's)
Advertising - 0.16%
Boston Omaha Corp
(e)
314 7
Clear Channel Outdoor Holdings Inc
(e)
4,493 11
Fluent Inc
(e)
1,105 3
MDC Partners Inc
(e)
275,530 862
National CineMedia Inc 84,226 707
$ 1,590
Aerospace & Defense - 1.30%
AAR Corp 43,749 1,827
Aerojet Rocketdyne Holdings Inc
(e)
13,712 593
AeroVironment Inc
(e)
1,750 101
Astronics Corp
(e)
2,620 76
Barnes Group Inc 14,852 868
Ducommun Inc
(e)
3,558 176
Kaman Corp 1,749 103
Mercury Systems Inc
(e)
5,680 418
Moog Inc 85,947 7,195
National Presto Industries Inc 16,916 1,456
Park Aerospace Corp 14,859 252
Triumph Group Inc 4,523 94
Wesco Aircraft Holdings Inc
(e)
7,254 80
$ 13,239
Agriculture - 0.30%
Alico Inc 439 14
Andersons Inc/The 2,302 42
Darling Ingredients Inc
(e)
16,942 327
Limoneira Co 1,094 21
Phibro Animal Health Corp 236 6
Pyxus International Inc
(d),(e)
944 11
Tejon Ranch Co
(e)
2,054 33
Universal Corp/VA 35,605 1,952
Vector Group Ltd
(d)
54,241 661
$ 3,067
Airlines - 0.19%
Hawaiian Holdings Inc 34,240 980
Mesa Air Group Inc
(e)
1,765 13
SkyWest Inc 14,522 865
Spirit Airlines Inc
(e)
1,071 40
$ 1,898
Apparel - 0.16%
Deckers Outdoor Corp
(e)
920 141
Delta Apparel Inc
(e)
692 17
Kontoor Brands Inc 16,708 635
Oxford Industries Inc 1,258 87
Rocky Brands Inc 1,548 43
Superior Group of Cos Inc 1,003 14
Unifi Inc
(e)
19,390 530
Vince Holding Corp
(e)
336 7
Weyco Group Inc 746 18
Wolverine World Wide Inc 3,107 92
$ 1,584
Automobile Manufacturers - 0.68%
Blue Bird Corp
(e)
90,199 1,763
Navistar International Corp
(e)
65,431 2,046
REV Group Inc 100,695 1,253
Wabash National Corp 127,674 1,821
$ 6,883
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 1.77%
Adient PLC
(e)
82,244 $ 1,743
American Axle & Manufacturing Holdings Inc
(e)
11,130 93
Commercial Vehicle Group Inc
(e)
210,185 1,533
Cooper Tire & Rubber Co 63,464 1,792
Cooper-Standard Holdings Inc
(e)
41,269 1,315
Dana Inc 15,040 244
Delphi Technologies PLC 121,000 1,477
Goodyear Tire & Rubber Co/The 107,700 1,709
Meritor Inc
(e)
86,651 1,909
Methode Electronics Inc 49,276 1,695
Miller Industries Inc/TN 25,742 926
Modine Manufacturing Co
(e)
4,973 57
Motorcar Parts of America Inc
(e)
70,034 1,335
Spartan Motors Inc 27,789 485
Standard Motor Products Inc 10,907 572
Telenav Inc
(e)
1,351 6
Tenneco Inc 5,006 63
Visteon Corp
(e)
11,315 1,052
$ 18,006
Banks - 16.46%
1st Constitution Bancorp 961 18
1st Source Corp 18,238 934
ACNB Corp 731 26
Allegiance Bancshares Inc
(e)
1,926 64
Amalgamated Bank 51,688 941
Amerant Bancorp Inc
(e)
1,970 39
American National Bankshares Inc 1,085 39
Ameris Bancorp 3,709 159
Ames National Corp 1,001 28
Arrow Financial Corp 5,103 179
Associated Banc-Corp 71,600 1,440
Atlantic Capital Bancshares Inc
(e)
2,111 39
Atlantic Union Bankshares Corp 223,903 8,253
BancFirst Corp 7,204 417
Bancorp Inc/The
(e)
16,531 180
BancorpSouth Bank 6,915 212
Bank First Corp
(d)
53 4
Bank of Commerce Holdings 1,909 21
Bank of Marin Bancorp 1,327 58
Bank of NT Butterfield & Son Ltd/The 2,642 87
Bank of Princeton/The 670 19
Bank7 Corp 461 8
BankUnited Inc 45,600 1,564
Bankwell Financial Group Inc 753 22
Banner Corp 9,327 504
Bar Harbor Bankshares 34,146 856
Baycom Corp
(e)
784 17
BCB Bancorp Inc 1,570 20
Bridge Bancorp Inc 28,333 918
Bridgewater Bancshares Inc
(e)
2,342 29
Bryn Mawr Bank Corp 15,001 572
Business First Bancshares Inc 1,287 31
Byline Bancorp Inc
(e)
2,338 41
C&F Financial Corp 328 17
Cadence BanCorp 13,219 203
Cambridge Bancorp 356 28
Camden National Corp 20,958 928
Capital Bancorp Inc
(e)
938 14
Capital City Bank Group Inc 1,823 52
Capstar Financial Holdings Inc 1,649 28
Carolina Financial Corp 36,157 1,372
Carter Bank & Trust
(e)
2,299 45
Cathay General Bancorp 76,914 2,736
CenterState Bank Corp 8,992 228
Central Pacific Financial Corp 3,443 100
Central Valley Community Bancorp 1,208 25
Century Bancorp Inc/MA 275 24
Chemung Financial Corp 436 19
Citizens & Northern Corp 2,635 68

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
304
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
City Holding Co 12,478 $ 990
Civista Bancshares Inc 1,573 35
CNB Financial Corp/PA 1,800 56
Coastal Financial Corp/WA
(e)
465 7
Codorus Valley Bancorp Inc 1,123 24
Colony Bankcorp Inc 877 14
Columbia Banking System Inc 14,172 557
Community Bank System Inc 11,836 802
Community Financial Corp/The 604 20
Community Trust Bancorp Inc 29,559 1,295
ConnectOne Bancorp Inc 54,961 1,334
CrossFirst Bankshares Inc
(e)
748 10
Customers Bancorp Inc
(e)
74,763 1,762
CVB Financial Corp 60,469 1,257
DNB Financial Corp 383 17
Eagle Bancorp Inc 21,623 976
Enterprise Bancorp Inc/MA 1,019 30
Enterprise Financial Services Corp 148,862 6,520
Equity Bancshares Inc
(e)
43,881 1,218
Esquire Financial Holdings Inc
(e)
559 14
Evans Bancorp Inc 579 22
Farmers & Merchants Bancorp Inc/Archbold OH 1,110 28
Farmers National Banc Corp 2,624 39
FB Financial Corp 954 36
Fidelity D&D Bancorp Inc 222 15
Financial Institutions Inc 43,214 1,358
First Bancorp Inc/ME 1,123 32
First BanCorp/Puerto Rico 211,210 2,222
First Bancorp/Southern Pines NC 169,881 6,413
First Bancshares Inc/The 1,667 55
First Bank/Hamilton NJ 1,820 19
First Busey Corp 5,994 158
First Business Financial Services Inc 17,046 414
First Choice Bancorp 1,123 25
First Commonwealth Financial Corp 16,676 235
First Community Bankshares Inc 9,912 316
First Financial Bancorp 435,677 10,212
First Financial Corp/IN 31,950 1,401
First Foundation Inc 2,772 44
First Guaranty Bancshares Inc 558 12
First Hawaiian Inc 59,107 1,615
First Internet Bancorp 35,350 803
First Interstate BancSystem Inc 4,249 178
First Merchants Corp 236,337 9,347
First Mid Bancshares Inc 12,110 423
First Midwest Bancorp Inc/IL 21,477 441
First Northwest Bancorp 1,070 19
First of Long Island Corp/The 54,826 1,285
Flagstar Bancorp Inc 2,083 76
FNB Corp/PA 99,700 1,202
FNCB Bancorp Inc 2,020 15
Franklin Financial Network Inc 50,926 1,695
Franklin Financial Services Corp 467 17
Fulton Financial Corp 129,822 2,214
FVCBankcorp Inc
(e)
1,378 24
German American Bancorp Inc 5,975 197
Glacier Bancorp Inc 11,324 479
Great Southern Bancorp Inc 26,497 1,601
Great Western Bancorp Inc 67,255 2,345
Guaranty Bancshares Inc/TX 937 30
Hancock Whitney Corp 36,846 1,437
Hanmi Financial Corp 83,555 1,609
HarborOne Bancorp Inc
(e)
1,623 17
Hawthorn Bancshares Inc 655 16
Heartland Financial USA Inc 3,886 181
Heritage Commerce Corp 7,530 90
Heritage Financial Corp/WA 4,439 122
Hilltop Holdings Inc 70,721 1,652
Home BancShares Inc/AR 76,149 1,406
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
HomeStreet Inc
(e)
56,107 $ 1,684
Hope Bancorp Inc 142,193 2,030
Horizon Bancorp Inc/IN 50,748 926
Howard Bancorp Inc
(e)
1,474 25
IBERIABANK Corp 22,342 1,640
Independent Bank Corp 2,187 179
Independent Bank Corp/MI 7,925 178
Independent Bank Group Inc 3,024 162
International Bancshares Corp 40,322 1,651
Investar Holding Corp 802 20
Kearny Financial Corp/MD 4,184 59
Lakeland Bancorp Inc 103,857 1,719
Lakeland Financial Corp 108,140 5,034
LCNB Corp 1,442 26
LegacyTexas Financial Group Inc 14,422 614
Level One Bancorp Inc 682 17
Live Oak Bancshares Inc 79,651 1,446
Luther Burbank Corp 79,340 918
Macatawa Bank Corp 2,900 30
Mackinac Financial Corp 1,099 17
MainStreet Bancshares Inc
(e)
798 17
Mercantile Bank Corp 2,200 78
Merchants Bancorp/IN 47,445 775
Meta Financial Group Inc 6,238 197
Metropolitan Bank Holding Corp
(e)
9,578 411
Mid Penn Bancorp Inc 833 21
Midland States Bancorp Inc 59,136 1,585
MidWestOne Financial Group Inc 13,913 454
MVB Financial Corp 1,113 22
National Bank Holdings Corp 19,285 664
National Bankshares Inc 719 30
NBT Bancorp Inc 12,343 491
Nicolet Bankshares Inc
(e)
808 56
Northeast Bank 767 16
Northrim BanCorp Inc 12,641 492
Norwood Financial Corp 600 19
Oak Valley Bancorp
(d)
884 15
OFG Bancorp 16,583 337
Ohio Valley Banc Corp 483 18
Old Line Bancshares Inc 1,505 44
Old National Bancorp/IN 35,051 631
Old Second Bancorp Inc 2,962 36
OP Bancorp 8,013 78
Opus Bank 36,863 914
Origin Bancorp Inc 1,897 67
Orrstown Financial Services Inc 17,378 377
Pacific Mercantile Bancorp
(e)
2,323 17
Park National Corp 5,528 560
Parke Bancorp Inc 1,020 24
PCB Bancorp 1,460 24
PCSB Financial Corp 1,489 30
Peapack Gladstone Financial Corp 56,455 1,649
Penns Woods Bancorp Inc 911 28
Peoples Bancorp Inc/OH 1,835 60
Peoples Bancorp of North Carolina Inc 591 18
Peoples Financial Services Corp 717 35
People's Utah Bancorp 1,478 43
Pioneer Bancorp Inc/NY
(e)
1,192 16
Preferred Bank/Los Angeles CA 1,468 78
Premier Financial Bancorp Inc 1,501 27
Provident Bancorp Inc
(e)
1,017 12
QCR Holdings Inc 1,473 60
RBB Bancorp 22,021 443
Red River Bancshares Inc
(e)
98 4
Reliant Bancorp Inc 1,089 25
Renasant Corp 14,126 490
Republic Bancorp Inc/KY 15,876 706
Richmond Mutual Bancorporation Inc
(e)
1,279 18
S&T Bancorp Inc 18,233 687

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
305
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Sandy Spring Bancorp Inc 59,092 $ 2,038
SB One Bancorp 1,001 22
Seacoast Banking Corp of Florida
(e)
3,076 86
Select Bancorp Inc
(e)
1,929 22
ServisFirst Bancshares Inc 1,699 59
Shore Bancshares Inc 1,505 23
Sierra Bancorp 4,326 117
Simmons First National Corp 76,485 1,829
SmartFinancial Inc 1,408 30
South Plains Financial Inc 440 7
South State Corp 13,859 1,093
Southern First Bancshares Inc
(e)
775 31
Southern National Bancorp of Virginia Inc 53,036 841
Southside Bancshares Inc 3,835 132
Spirit of Texas Bancshares Inc
(e)
1,391 29
Sterling Bancorp Inc/MI 78,508 761
Stock Yards Bancorp Inc 2,935 117
Summit Financial Group Inc 1,146 29
TCF Financial Corp 52,190 2,067
Texas Capital Bancshares Inc
(e)
26,800 1,449
Tompkins Financial Corp 2,510 220
Towne Bank/Portsmouth VA 25,479 716
TriCo Bancshares 25,785 971
TriState Capital Holdings Inc
(e)
1,850 43
Triumph Bancorp Inc
(e)
24,417 793
TrustCo Bank Corp NY 228,407 1,974
Trustmark Corp 75,269 2,583
UMB Financial Corp 10,147 662
Umpqua Holdings Corp 27,490 435
Union Bankshares Inc/Morrisville VT 407 14
United Bankshares Inc/WV 26,665 1,054
United Community Banks Inc/GA 310,411 9,378
United Security Bancshares/Fresno CA 1,678 17
Unity Bancorp Inc 888 19
Univest Financial Corp 28,179 726
Valley National Bancorp 179,003 2,073
Veritex Holdings Inc 4,461 110
Walker & Dunlop Inc 1,741 110
Washington Trust Bancorp Inc 4,328 221
Webster Financial Corp 151,325 6,673
WesBanco Inc 19,943 750
West Bancorporation Inc 17,881 419
Westamerica Bancorporation 2,433 161
Western New England Bancorp Inc 2,540 24
Wintrust Financial Corp 11,140 711
$ 167,069
Beverages - 0.00%
Craft Brew Alliance Inc
(e)
1,313 9
Farmer Brothers Co
(e)
1,146 15
$ 24
Biotechnology - 0.66%
Abeona Therapeutics Inc
(e)
2,939 7
Acceleron Pharma Inc
(e)
724 33
Achillion Pharmaceuticals Inc
(e)
12,918 83
Acorda Therapeutics Inc
(e)
5,462 9
Aduro Biotech Inc
(e)
461 1
Affimed NV
(e)
1,145 3
Akero Therapeutics Inc
(e)
92 2
Aldeyra Therapeutics Inc
(e)
717 4
AMAG Pharmaceuticals Inc
(d),(e)
3,135 30
AnaptysBio Inc
(e)
376 14
Arcus Biosciences Inc
(e)
3,132 25
Ardelyx Inc
(e)
4,547 23
Arena Pharmaceuticals Inc
(e)
917 45
ArQule Inc
(e)
898 9
Assembly Biosciences Inc
(e)
2,016 33
Avid Bioservices Inc
(e)
454 2
BioCryst Pharmaceuticals Inc
(e)
1,976 4
Bridgebio Pharma Inc
(d),(e)
409 9
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Calithera Biosciences Inc
(e)
3,149 $ 9
Cambrex Corp
(e)
1,876 112
Cara Therapeutics Inc
(d),(e)
282 6
CASI Pharmaceuticals Inc
(d),(e)
336 1
CEL-SCI Corp
(d),(e)
190 1
Constellation Pharmaceuticals Inc
(e)
114 2
Dynavax Technologies Corp
(d),(e)
1,085 6
Emergent BioSolutions Inc
(e)
85,065 4,862
Enzo Biochem Inc
(e)
5,180 16
Epizyme Inc
(e)
2,069 24
Evelo Biosciences Inc
(d),(e)
991 7
FibroGen Inc
(e)
782 31
Five Prime Therapeutics Inc
(e)
3,358 13
Geron Corp
(d),(e)
17,225 25
Gossamer Bio Inc
(d),(e)
1,811 37
ImmunoGen Inc
(e)
6,938 17
Immunomedics Inc
(e)
1,655 27
Intrexon Corp
(d),(e)
5,312 27
Kezar Life Sciences Inc
(e)
1,374 5
Kiniksa Pharmaceuticals Ltd
(e)
58 —
Ligand Pharmaceuticals Inc
(e)
3,517 382
Lineage Cell Therapeutics Inc
(d),(e)
12,322 10
Livongo Health Inc
(d),(e)
264 6
MacroGenics Inc
(e)
2,515 21
Medicines Co/The
(e)
4,669 245
Menlo Therapeutics Inc
(e)
1,529 8
Mersana Therapeutics Inc
(e)
2,767 5
Molecular Templates Inc
(e)
695 6
Myriad Genetics Inc
(e)
5,695 192
Neon Therapeutics Inc
(e)
1,584 3
NGM Biopharmaceuticals Inc
(e)
157 2
Novavax Inc
(d),(e)
1,373 6
Osmotica Pharmaceuticals PLC
(e)
1,162 5
Pacific Biosciences of California Inc
(e)
1,118 5
PDL BioPharma Inc
(e)
10,448 29
PolarityTE Inc
(d),(e)
1,571 4
Prothena Corp PLC
(e)
3,999 36
resTORbio Inc
(e)
1,721 13
Rigel Pharmaceuticals Inc
(e)
1,576 3
Sangamo Therapeutics Inc
(e)
3,342 30
Solid Biosciences Inc
(e)
1,501 17
Stoke Therapeutics Inc
(e)
148 4
Strongbridge Biopharma PLC
(e)
4,250 9
Synlogic Inc
(e)
1,406 3
Synthorx Inc
(d),(e)
175 2
TCR2 Therapeutics Inc
(e)
962 12
TransMedics Group Inc
(d),(e)
129 2
UNITY Biotechnology Inc
(e)
877 6
VBI Vaccines Inc
(e)
778 —
Viking Therapeutics Inc
(d),(e)
5,444 35
$ 6,665
Building Materials - 0.97%
Apogee Enterprises Inc 29,093 1,093
Armstrong Flooring Inc
(e)
243,150 1,493
Boise Cascade Co 3,356 120
Builders FirstSource Inc
(e)
31,770 718
Caesarstone Ltd 92,655 1,565
Continental Building Products Inc
(e)
32,801 981
Gibraltar Industries Inc
(e)
5,649 301
Griffon Corp 4,613 99
JELD-WEN Holding Inc
(e)
651 11
Louisiana-Pacific Corp 10,680 312
Masonite International Corp
(e)
30,002 1,842
Patrick Industries Inc
(e)
1,105 55
PGT Innovations Inc
(e)
2,111 37
Select Interior Concepts Inc
(e)
1,640 19
Summit Materials Inc
(e)
6,641 152
Universal Forest Products Inc 20,941 1,054
$ 9,852

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
306
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 1.86%
AdvanSix Inc
(e)
3,343 $ 76
American Vanguard Corp 56,338 788
Cabot Corp 24,600 1,072
Element Solutions Inc
(e)
928,175 10,080
Ferro Corp
(e)
1,170 13
Hawkins Inc 987 42
HB Fuller Co 939 46
Innophos Holdings Inc 42,102 1,374
Innospec Inc 5,434 496
Intrepid Potash Inc
(e)
17,185 53
Koppers Holdings Inc
(e)
15,149 486
Kraton Corp
(e)
1,654 37
Kronos Worldwide Inc 2,461 31
Materion Corp 8,883 505
Minerals Technologies Inc 25,655 1,269
Oil-Dri Corp of America 619 22
Orion Engineered Carbons SA 1,402 23
PolyOne Corp 26,772 858
PQ Group Holdings Inc
(e)
3,660 60
Rayonier Advanced Materials Inc 5,267 22
Rogers Corp
(e)
2,085 283
Sensient Technologies Corp 1,451 91
Stepan Co 3,867 378
Tronox Holdings PLC 13,167 112
Valhi Inc 3,266 6
Valvoline Inc 32,200 687
$ 18,910
Coal - 0.11%
Advanced Emissions Solutions Inc
(d)
520 7
Arch Coal Inc 1,848 146
CONSOL Energy Inc
(e)
7,776 103
Hallador Energy Co 6,818 23
NACCO Industries Inc 376 19
Peabody Energy Corp 13,529 142
Ramaco Resources Inc
(e)
1,574 6
SunCoke Energy Inc 27,918 148
Warrior Met Coal Inc 24,881 484
$ 1,078
Commercial Services - 5.39%
Aaron's Inc 141,799 10,625
ABM Industries Inc 6,699 244
Acacia Research Corp
(e)
5,035 13
Adtalem Global Education Inc
(e)
156,099 4,648
American Public Education Inc
(e)
3,656 79
AMN Healthcare Services Inc
(e)
127,400 7,486
ASGN Inc
(e)
1,144 73
BG Staffing Inc 35,028 670
Booz Allen Hamilton Holding Corp 62,025 4,365
BrightView Holdings Inc
(e)
3,105 55
Brink's Co/The 88,800 7,544
CAI International Inc
(e)
1,587 38
Cardtronics PLC
(e)
7,783 267
Care.com Inc
(e)
507 6
Carriage Services Inc 1,698 44
Cass Information Systems Inc 13,800 791
CBIZ Inc
(e)
9,886 270
Collectors Universe Inc 144 4
CRA International Inc 5,749 283
Cross Country Healthcare Inc
(e)
3,013 33
Emerald Expositions Events Inc 71,082 691
Ennis Inc 69,643 1,364
EVERTEC Inc 2,960 91
FTI Consulting Inc
(e)
10,933 1,190
GP Strategies Corp
(e)
66,630 740
Green Dot Corp
(e)
57,480 1,658
Hackett Group Inc/The 302 5
Heidrick & Struggles International Inc 30,720 875
Herc Holdings Inc
(e)
1,620 72
Hertz Global Holdings Inc
(e)
12,105 164
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
HMS Holdings Corp
(e)
13,000 $ 425
Huron Consulting Group Inc
(e)
1,397 92
ICF International Inc 2,627 225
Information Services Group Inc
(e)
2,957 6
K12 Inc
(e)
4,227 84
Kelly Services Inc 51,036 1,226
Korn Ferry 41,305 1,516
Laureate Education Inc
(e)
7,573 117
LiveRamp Holdings Inc
(e)
4,834 189
LSC Communications Inc 3,926 4
Quad/Graphics Inc 162,118 734
Rent-A-Center Inc/TX 19,260 498
Resources Connection Inc 81,071 1,187
Rosetta Stone Inc
(e)
1,707 33
RR Donnelley & Sons Co 7,192 31
SEACOR Marine Holdings Inc
(e)
2,019 26
SP Plus Corp
(e)
2,637 116
Strategic Education Inc 1,200 148
Team Inc
(e)
5,427 99
Textainer Group Holdings Ltd
(e)
2,752 28
TrueBlue Inc
(e)
39,187 897
Vectrus Inc
(e)
37,537 1,716
WW International Inc
(e)
25,989 906
$ 54,691
Computers - 2.67%
3D Systems Corp
(e)
8,326 79
CACI International Inc
(e)
58,555 13,102
Conduent Inc
(e)
12,383 77
Cubic Corp 1,912 141
CyberArk Software Ltd
(e)
17,650 1,793
Diebold Nixdorf Inc
(e)
2,882 20
Insight Enterprises Inc
(e)
44,111 2,708
Inspired Entertainment Inc
(e)
337 2
Lumentum Holdings Inc
(e)
5,555 348
MTS Systems Corp 838 47
NetScout Systems Inc
(e)
5,313 129
OneSpan Inc
(e)
878 16
Perspecta Inc 246,068 6,531
Presidio Inc 5,206 86
SecureWorks Corp
(e)
900 11
StarTek Inc
(e)
1,851 12
Stratasys Ltd
(e)
3,640 75
Super Micro Computer Inc
(e)
78,800 1,630
Sykes Enterprises Inc
(e)
4,491 139
Unisys Corp
(e)
17,427 178
$ 27,124
Consumer Products - 0.12%
ACCO Brands Corp 88,242 808
Central Garden & Pet Co
(e)
1,077 32
Central Garden & Pet Co - A Shares
(e)
5,179 146
Helen of Troy Ltd
(e)
1,180 177
Quanex Building Products Corp 3,309 64
$ 1,227
Cosmetics & Personal Care - 0.03%
Edgewell Personal Care Co
(e)
6,840 240
elf Beauty Inc
(e)
2,204 37
Inter Parfums Inc 890 69
Revlon Inc
(d),(e)
131 3
$ 349
Distribution & Wholesale - 0.78%
Anixter International Inc
(e)
32,184 2,663
BlueLinx Holdings Inc
(d),(e)
859 27
Core-Mark Holding Co Inc 10,870 332
Fossil Group Inc
(e)
15,753 171
G-III Apparel Group Ltd
(e)
51,194 1,285
H&E Equipment Services Inc 4,514 153
ScanSource Inc
(e)
52,227 1,687
Systemax Inc 396 9
Titan Machinery Inc
(e)
2,019 34

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
307
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Triton International Ltd/Bermuda 3,984 $ 146
Veritiv Corp
(e)
14,091 192
WESCO International Inc
(e)
24,464 1,227
$ 7,926
Diversified Financial Services - 3.72%
Aircastle Ltd 42,163 1,148
AllianceBernstein Holding LP
(d)
25,452 747
Artisan Partners Asset Management Inc 58,427 1,598
Ashford Inc
(e)
14 —
B. Riley Financial Inc 1,989 56
Blucora Inc
(e)
971 21
Boston Private Financial Holdings Inc 170,888 1,922
Brightsphere Investment Group Inc 73,495 722
CBTX Inc 1,870 54
Columbia Financial Inc
(e)
3,872 64
Cowen Inc
(e)
81,354 1,218
Deluxe Corp 37,841 1,962
Diamond Hill Investment Group Inc 55 8
Elevate Credit Inc
(e)
1,051 4
Encore Capital Group Inc
(e)
2,258 75
Enova International Inc
(e)
27,691 650
Federal Agricultural Mortgage Corp 455 39
Federated Investors Inc 15,220 486
GAIN Capital Holdings Inc
(d)
83,500 352
GAMCO Investors Inc 22,105 348
Greenhill & Co Inc 84,399 1,367
Hannon Armstrong Sustainable Infrastructure
Capital Inc
6,753 202
INTL. FCStone Inc
(e)
19,700 788
Ladenburg Thalmann Financial Services Inc 1,979 4
Legg Mason Inc 41,098 1,531
LendingClub Corp
(e)
4,846 61
LPL Financial Holdings Inc 73,275 5,924
Marlin Business Services Corp 757 18
MMA Capital Holdings Inc
(e)
550 18
Moelis & Co 674 24
Mr Cooper Group Inc
(e)
28,036 358
Navient Corp 127,850 1,760
Nelnet Inc 1,269 78
NewStar Financial Inc
(e),(f),(g)
52,106 13
On Deck Capital Inc
(e)
20,332 91
Oppenheimer Holdings Inc 44,674 1,215
PennyMac Financial Services Inc 1,480 46
Piper Jaffray Cos 2,913 229
PJT Partners Inc 668 28
PRA Group Inc
(e)
3,304 112
Pzena Investment Management Inc 8,846 73
Regional Management Corp
(e)
2,298 66
Sculptor Capital Management Inc 43,695 785
SLM Corp 81,500 688
Stifel Financial Corp 29,451 1,649
Virtu Financial Inc
(d)
335,625 5,692
Virtus Investment Partners Inc 11,422 1,239
Waddell & Reed Financial Inc 64,401 1,067
Westwood Holdings Group Inc 39,118 1,183
World Acceptance Corp
(e)
189 20
$ 37,803
Electric - 1.72%
ALLETE Inc 30,017 2,583
Ameresco Inc
(e)
2,216 33
Atlantic Power Corp
(e)
5,256 12
Avista Corp 40,600 1,950
Black Hills Corp 8,548 674
Clearway Energy Inc - Class A 36,631 629
Clearway Energy Inc - Class C 5,245 95
El Paso Electric Co 35,782 2,386
Genie Energy Ltd 987 7
IDACORP Inc 1,133 122
MGE Energy Inc 8,147 627
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NorthWestern Corp 26,617 $ 1,931
Ormat Technologies Inc 1,855 142
Otter Tail Corp 9,635 546
PNM Resources Inc 33,312 1,737
Portland General Electric Co 19,016 1,082
Spark Energy Inc 114,090 1,092
Unitil Corp 29,165 1,817
$ 17,465
Electrical Components & Equipment - 1.11%
American Superconductor Corp
(e)
2,645 21
Belden Inc 35,132 1,802
Encore Wire Corp 17,926 1,008
Energizer Holdings Inc 37,700 1,602
EnerSys 24,484 1,637
Graham Corp 44,308 1,003
Insteel Industries Inc 53,600 1,022
Littelfuse Inc 16,953 2,976
Powell Industries Inc 4,039 158
$ 11,229
Electronics - 2.69%
Applied Optoelectronics Inc
(d),(e)
2,008 19
Bel Fuse Inc 1,160 17
Benchmark Electronics Inc 42,626 1,444
Brady Corp 188,136 10,600
Comtech Telecommunications Corp 16,510 577
FARO Technologies Inc
(e)
72 3
Fitbit Inc
(e)
12,895 80
GoPro Inc
(d),(e)
695 3
II-VI Inc
(e)
2,376 79
KEMET Corp 11,189 243
Kimball Electronics Inc
(e)
82,685 1,229
Knowles Corp
(e)
22,286 481
NVE Corp 2,573 160
OSI Systems Inc
(e)
3,410 338
Plexus Corp
(e)
25,801 1,908
Sanmina Corp
(e)
77,687 2,387
SMART Global Holdings Inc
(e)
1,431 42
Stoneridge Inc
(e)
2,930 90
SYNNEX Corp 2,720 320
Tech Data Corp
(e)
22,720 2,760
TTM Technologies Inc
(e)
7,061 83
Vishay Intertechnology Inc 106,767 2,152
Vishay Precision Group Inc
(e)
2,339 80
Watts Water Technologies Inc 4,617 431
ZAGG Inc
(d),(e)
244,866 1,805
$ 27,331
Energy - Alternate Sources - 0.35%
Clean Energy Fuels Corp
(e)
14,799 33
FutureFuel Corp 78,915 974
Green Plains Inc 3,510 43
Pattern Energy Group Inc 9,904 278
Renewable Energy Group Inc
(e)
53,085 867
REX American Resources Corp
(e)
14,994 1,213
Sunnova Energy International Inc
(e)
869 9
SunPower Corp
(d),(e)
5,956 52
TerraForm Power Inc 4,387 75
$ 3,544
Engineering & Construction - 0.90%
Aegion Corp
(e)
3,015 65
Arcosa Inc 15,112 581
Argan Inc 199 8
Construction Partners Inc
(e)
856 15
Dycom Industries Inc
(e)
469 21
EMCOR Group Inc 10,149 890
Exponent Inc 1,180 75
Granite Construction Inc 2,925 69
Great Lakes Dredge & Dock Corp
(e)
11,947 129
IES Holdings Inc
(e)
584 11
KBR Inc 80,616 2,271

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
308
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
MasTec Inc
(e)
5,900 $ 371
Mistras Group Inc
(e)
1,682 26
MYR Group Inc
(e)
24,607 846
Primoris Services Corp 58,951 1,206
Star Group LP 77,202 717
Sterling Construction Co Inc
(e)
6,672 108
Tutor Perini Corp
(e)
109,763 1,698
VSE Corp 843 32
WillScot Corp
(e)
1,230 19
$ 9,158
Entertainment - 0.36%
AMC Entertainment Holdings Inc
(d)
5,095 48
Empire Resorts Inc
(e)
288 3
Eros International PLC
(d),(e)
7,749 17
Golden Entertainment Inc
(e)
928 13
Marriott Vacations Worldwide Corp 2,553 281
Monarch Casino & Resort Inc
(e)
325 14
Penn National Gaming Inc
(e)
12,670 270
RCI Hospitality Holdings Inc 1,103 21
Reading International Inc
(e)
1,721 20
Scientific Games Corp
(e)
74,125 1,778
Twin River Worldwide Holdings Inc
(d)
45,400 1,139
$ 3,604
Environmental Control - 0.25%
Advanced Disposal Services Inc
(e)
251 8
AquaVenture Holdings Ltd
(e)
1,138 22
Casella Waste Systems Inc
(e)
38,400 1,674
CECO Environmental Corp
(e)
3,095 21
Charah Solutions Inc
(e)
1,126 2
Heritage-Crystal Clean Inc
(e)
9,945 264
Tetra Tech Inc 6,110 535
$ 2,526
Food - 0.64%
B&G Foods Inc
(d)
7,050 110
Cal-Maine Foods Inc 2,330 93
Fresh Del Monte Produce Inc 2,407 76
Hostess Brands Inc
(e)
20,958 267
Ingles Markets Inc 6,072 239
John B Sanfilippo & Son Inc 1,170 124
Lancaster Colony Corp 377 53
Landec Corp
(e)
2,603 26
Nathan's Famous Inc 218 17
Performance Food Group Co
(e)
97,150 4,140
Sanderson Farms Inc 577 90
Seneca Foods Corp - Class A
(e)
5,023 177
Simply Good Foods Co/The
(e)
5,116 126
SpartanNash Co 4,385 57
Tootsie Roll Industries Inc 207 7
United Natural Foods Inc
(e)
5,016 38
Village Super Market Inc 29,821 790
Weis Markets Inc 970 37
$ 6,467
Forest Products & Paper - 0.15%
Clearwater Paper Corp
(e)
1,493 28
Mercer International Inc 59,300 723
Neenah Inc 2,957 191
PH Glatfelter Co 4,262 77
Schweitzer-Mauduit International Inc 9,066 367
Verso Corp
(e)
10,909 159
$ 1,545
Gas - 2.49%
New Jersey Resources Corp 6,016 262
Northwest Natural Holding Co 24,811 1,721
ONE Gas Inc 12,054 1,119
RGC Resources Inc 796 23
South Jersey Industries Inc 50,406 1,621
Southwest Gas Holdings Inc 115,501 10,084
Spire Inc 124,604 10,474
$ 25,304
COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.82%
Franklin Electric Co Inc 134,656 $ 7,252
Kennametal Inc 30,928 957
Luxfer Holdings PLC 233 4
Milacron Holdings Corp
(e)
4,870 81
$ 8,294
Healthcare - Products - 1.55%
Alphatec Holdings Inc
(e)
524 4
AngioDynamics Inc
(e)
3,827 59
Apyx Medical Corp
(e)
3,041 20
Avanos Medical Inc
(e)
3,401 150
CareDx Inc
(e)
239 6
Cerus Corp
(e)
1,015 4
CONMED Corp 1,130 124
Hanger Inc
(e)
102,886 2,327
Integer Holdings Corp
(e)
4,105 318
Integra LifeSciences Holdings Corp
(e)
111,950 6,500
Invacare Corp 3,405 26
Lantheus Holdings Inc
(e)
196,932 4,106
LeMaitre Vascular Inc 254 9
LivaNova PLC
(e)
1,794 127
Luminex Corp 3,020 62
Meridian Bioscience Inc 3,827 37
NanoString Technologies Inc
(e)
280 6
OPKO Health Inc
(d),(e)
32,250 46
OraSure Technologies Inc
(e)
6,011 51
Orthofix Medical Inc
(e)
633 27
Patterson Cos Inc 96,053 1,645
Rockwell Medical Inc
(e)
1,489 3
RTI Surgical Holdings Inc
(e)
6,349 14
SeaSpine Holdings Corp
(e)
1,636 23
Utah Medical Products Inc 70 7
Varex Imaging Corp
(e)
2,238 67
$ 15,768
Healthcare - Services - 0.57%
Addus HomeCare Corp
(e)
2,860 241
American Renal Associates Holdings Inc
(e)
1,658 14
Brookdale Senior Living Inc
(e)
18,052 132
Cellular Biomedicine Group Inc
(e)
272 5
Community Health Systems Inc
(e)
8,448 30
Magellan Health Inc
(e)
25,617 1,663
MEDNAX Inc
(e)
63,700 1,399
Medpace Holdings Inc
(e)
13,000 957
National HealthCare Corp 1,230 101
Personalis Inc
(e)
280 3
Surgery Partners Inc
(e)
2,497 20
Syneos Health Inc
(e)
5,502 276
Tenet Healthcare Corp
(e)
550 14
Tivity Health Inc
(e)
27,146 440
Triple-S Management Corp
(e)
35,041 530
$ 5,825
Home Builders - 1.37%
Beazer Homes USA Inc
(e)
11,078 166
Century Communities Inc
(e)
37,828 1,141
Forestar Group Inc
(e)
1,176 22
Green Brick Partners Inc
(e)
47,600 479
KB Home 18,722 668
LGI Homes Inc
(e)
13,311 1,045
M/I Homes Inc
(e)
24,663 1,090
MDC Holdings Inc 18,116 702
Meritage Homes Corp
(e)
30,408 2,192
Taylor Morrison Home Corp
(e)
79,008 1,978
Thor Industries Inc 27,000 1,708
TRI Pointe Group Inc
(e)
134,165 2,112
William Lyon Homes
(e)
3,135 61
Winnebago Industries Inc 10,911 525
$ 13,889

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
309
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0.33%
Daktronics Inc 4,078 $ 28
Ethan Allen Interiors Inc 72,552 1,430
Flexsteel Industries Inc 23,963 397
Hooker Furniture Corp 58,021 1,373
Purple Innovation Inc
(d),(e)
560 4
Sleep Number Corp
(e)
259 13
Universal Electronics Inc
(e)
2,112 110
$ 3,355
Housewares - 0.10%
Lifetime Brands Inc 1,595 13
Tupperware Brands Corp 101,552 978
$ 991
Insurance - 5.85%
Ambac Financial Group Inc
(e)
78,222 1,604
American Equity Investment Life Holding Co 39,839 983
AMERISAFE Inc 4,293 273
Argo Group International Holdings Ltd 5,091 315
Brown & Brown Inc 175,225 6,602
CNO Financial Group Inc 124,594 1,950
Crawford & Co
(d)
401 4
Donegal Group Inc 5,451 81
Employers Holdings Inc 44,152 1,869
Enstar Group Ltd
(e)
9,001 1,808
Essent Group Ltd 28,530 1,486
FBL Financial Group Inc 8,538 490
FedNat Holding Co 10,124 145
FGL Holdings 147,366 1,331
Genworth Financial Inc 146,929 629
Global Indemnity Ltd 29,743 736
Hallmark Financial Services Inc
(e)
1,368 24
HCI Group Inc 647 27
Heritage Insurance Holdings Inc 2,377 32
Horace Mann Educators Corp 50,409 2,196
Independence Holding Co 569 22
Investors Title Co 135 20
James River Group Holdings Ltd 1,095 39
MBIA Inc
(e)
129,712 1,206
Mercury General Corp 107,450 5,164
MGIC Investment Corp 786,805 10,787
National General Holdings Corp 28,159 601
National Western Life Group Inc 7,539 2,055
NI Holdings Inc
(e)
1,159 20
NMI Holdings Inc
(e)
17,910 524
ProAssurance Corp 43,885 1,721
ProSight Global Inc
(e)
653 10
Protective Insurance Corp 7,638 122
Radian Group Inc 87,365 2,193
RLI Corp 650 63
Safety Insurance Group Inc 1,652 161
Selective Insurance Group Inc 128,074 8,852
State Auto Financial Corp 1,614 53
Stewart Information Services Corp 30,056 1,230
Third Point Reinsurance Ltd
(e)
112,641 1,069
Tiptree Inc 2,706 20
United Fire Group Inc 16,895 770
Universal Insurance Holdings Inc 2,778 75
$ 59,362
Internet - 0.30%
Cars.com Inc
(e)
5,763 65
DHI Group Inc
(e)
5,946 21
ePlus Inc
(e)
11,221 877
HealthStream Inc
(e)
1,808 51
Lands' End Inc
(e)
1,299 16
Limelight Networks Inc
(e)
6,284 26
Liquidity Services Inc
(e)
3,035 20
Meet Group Inc/The
(e)
3,806 16
New Media Investment Group Inc
(d)
12,678 112
NIC Inc 50,935 1,198
Perficient Inc
(e)
13,660 535
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Rubicon Project Inc/The
(e)
1,633 $ 14
Stamps.com Inc
(e)
1,215 102
Stitch Fix Inc
(d),(e)
338 8
TechTarget Inc
(e)
520 13
$ 3,074
Investment Companies - 0.23%
Altus Midstream Co
(d),(e)
303,000 667
Ellington Financial Inc 89,125 1,642
PDL Community Bancorp
(e)
1,097 15
Rafael Holdings Inc
(e)
1,127 19
$ 2,343
Iron & Steel - 0.24%
AK Steel Holding Corp
(e)
13,799 33
Allegheny Technologies Inc
(e)
9,095 191
Carpenter Technology Corp 4,682 229
Cleveland-Cliffs Inc
(d)
220,506 1,595
Commercial Metals Co 16,710 323
Schnitzer Steel Industries Inc 2,592 55
$ 2,426
Leisure Products & Services - 0.25%
Acushnet Holdings Corp 4,155 118
Callaway Golf Co 6,895 139
Camping World Holdings Inc
(d)
89,000 841
Clarus Corp 1,218 15
Drive Shack Inc
(e)
707 3
Escalade Inc 1,487 17
Johnson Outdoors Inc 12,933 758
Nautilus Inc
(e)
379,978 627
OneSpaWorld Holdings Ltd
(e)
3,331 52
$ 2,570
Lodging - 0.35%
BBX Capital Corp 6,657 30
Bluegreen Vacations Corp
(d)
772 7
Boyd Gaming Corp 2,600 71
Century Casinos Inc
(e)
2,994 22
Hilton Grand Vacations Inc
(e)
46,307 1,608
Marcus Corp/The 2,881 104
St Joe Co/The
(d),(e)
3,273 61
Wyndham Destinations Inc 34,900 1,620
$ 3,523
Machinery - Construction & Mining - 0.38%
Astec Industries Inc 40,221 1,412
Hyster-Yale Materials Handling Inc 15,104 766
SPX Corp
(e)
1,283 58
Terex Corp 59,998 1,653
$ 3,889
Machinery - Diversified - 1.63%
Alamo Group Inc 291 31
Albany International Corp 58,525 4,915
Altra Industrial Motion Corp 4,736 146
Cactus Inc 24,200 719
Columbus McKinnon Corp/NY 6,163 231
CSW Industrials Inc 4,600 319
Curtiss-Wright Corp 150 20
DXP Enterprises Inc/TX
(e)
28,652 990
Gencor Industries Inc
(e)
2,310 29
Gorman-Rupp Co/The 1,875 69
GrafTech International Ltd 645,375 7,796
Hurco Cos Inc 3,227 112
Ichor Holdings Ltd
(e)
1,726 50
Lindsay Corp 511 48
Manitowoc Co Inc/The
(e)
3,407 43
Mueller Water Products Inc - Class A 78,665 921
SPX FLOW Inc
(e)
3,072 139
Twin Disc Inc
(e)
1,174 13
$ 16,591

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
310
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 2.66%
Cumulus Media Inc
(e)
1,569 $ 21
Entercom Communications Corp 12,374 43
Entravision Communications Corp 257,965 733
EW Scripps Co/The 3,940 53
Gannett Co Inc 12,023 130
Gray Television Inc
(e)
263,070 4,317
Hemisphere Media Group Inc
(e)
423 5
Lee Enterprises Inc
(e)
20,855 38
Liberty Latin America Ltd - Class A
(e)
4,569 86
Liberty Latin America Ltd - Class C
(e)
16,326 300
Media General Inc - Rights
(e),(g),(h)
15,053 1
Meredith Corp 21,077 795
MSG Networks Inc
(d),(e)
85,072 1,379
Nexstar Media Group Inc 93,350 9,082
Saga Communications Inc 760 23
Scholastic Corp 10,089 388
TEGNA Inc 636,542 9,568
Tribune Publishing Co 1,876 17
WideOpenWest Inc
(e)
5,988 38
$ 27,017
Metal Fabrication & Hardware - 0.79%
AZZ Inc 36,619 1,421
CIRCOR International Inc
(e)
1,413 54
Eastern Co/The 1,623 45
LB Foster Co
(e)
12,299 223
Mueller Industries Inc 29,520 908
Northwest Pipe Co
(e)
1,062 32
Olympic Steel Inc 1,114 17
Park-Ohio Holdings Corp 906 28
Rexnord Corp
(e)
29,492 834
Ryerson Holding Corp
(e)
2,866 25
Synalloy Corp 994 16
Timken Co/The 26,647 1,306
TimkenSteel Corp
(e)
4,181 24
Tredegar Corp 6,091 121
TriMas Corp
(e)
13,910 449
Valmont Industries Inc 8,255 1,133
Worthington Industries Inc 37,334 1,374
$ 8,010
Mining - 0.41%
Century Aluminum Co
(e)
131,800 768
Coeur Mining Inc
(e)
15,930 88
Contura Energy Inc
(e)
1,898 44
Covia Holdings Corp
(d),(e)
4,309 6
Gold Resource Corp 6,136 27
Hecla Mining Co 35,678 82
Kaiser Aluminum Corp 14,326 1,533
Livent Corp
(e)
232,786 1,597
Novagold Resources Inc
(e)
5,043 37
Pan American Silver - CVR
(e),(g)
11,857 3
United States Lime & Minerals Inc 214 19
$ 4,204
Miscellaneous Manufacturers - 1.12%
Actuant Corp 2,070 51
American Outdoor Brands Corp
(e)
5,642 40
EnPro Industries Inc 24,690 1,717
ESCO Technologies Inc 383 32
Fabrinet
(e)
109,574 6,161
Federal Signal Corp 8,253 268
Haynes International Inc 1,228 42
Hillenbrand Inc 52,843 1,627
Lydall Inc
(e)
1,663 33
NL Industries Inc
(e)
1,858 8
Standex International Corp 935 71
Sturm Ruger & Co Inc 655 30
Trinseo SA 31,295 1,330
$ 11,410
Office & Business Equipment - 0.00%
Pitney Bowes Inc 6,187 27
COMMON STOCKS (continued) Shares Held Value (000’s)
Office Furnishings - 0.40%
CompX International Inc 349 $ 5
Herman Miller Inc 24,458 1,138
HNI Corp 1,427 54
Interface Inc 54,751 911
Kimball International Inc 3,912 80
Knoll Inc 36,975 988
Steelcase Inc 48,220 842
$ 4,018
Oil & Gas - 3.05%
Abraxas Petroleum Corp
(e)
20,079 6
Amplify Energy Corp 31,034 225
Antero Resources Corp
(e)
256,500 641
Berry Petroleum Corp 169,344 1,591
Bonanza Creek Energy Inc
(e)
80,444 1,434
Brigham Minerals Inc 575 11
California Resources Corp
(d),(e)
7,641 42
Callon Petroleum Co
(d),(e)
568,147 2,158
Carrizo Oil & Gas Inc
(e)
10,911 80
CNX Resources Corp
(e)
13,498 114
Comstock Resources Inc
(d),(e)
1,908 13
CVR Energy Inc 4,370 207
Delek US Holdings Inc 35,124 1,403
Denbury Resources Inc
(e)
62,057 62
Earthstone Energy Inc
(e)
334,876 1,299
Evolution Petroleum Corp 1,035 6
Extraction Oil & Gas Inc
(d),(e)
8,148 14
Falcon Minerals Corp 3,542 22
Goodrich Petroleum Corp
(e)
662 6
Gulfport Energy Corp
(e)
30,324 84
HighPoint Resources Corp
(e)
11,237 12
Jagged Peak Energy Inc
(d),(e)
2,806 20
Kosmos Energy Ltd 1,355,596 8,405
Laredo Petroleum Inc
(e)
163,902 387
Magnolia Oil & Gas Corp
(e)
7,303 72
Mammoth Energy Services Inc 222,987 357
Matador Resources Co
(e)
7,374 103
Montage Resources Corp
(e)
3,018 14
Murphy USA Inc
(e)
3,521 415
Nabors Industries Ltd 38,030 70
Northern Oil and Gas Inc
(d),(e)
27,779 54
Oasis Petroleum Inc
(e)
36,956 97
Panhandle Oil and Gas Inc 6,249 89
Par Pacific Holdings Inc
(e)
36,869 835
Parker Drilling Co
(e)
1,029 19
Parsley Energy Inc 348,700 5,513
PBF Energy Inc 44,700 1,443
PDC Energy Inc
(e)
14,750 294
Penn Virginia Corp
(e)
1,378 33
PrimeEnergy Resources Corp
(e)
33 5
QEP Resources Inc 17,700 59
Range Resources Corp
(d)
280,200 1,129
Ring Energy Inc
(e)
51,597 86
Roan Resources Inc
(d),(e)
4,283 6
SandRidge Energy Inc
(e)
11,335 49
SilverBow Resources Inc
(e)
3,033 24
SM Energy Co 11,256 89
Southwestern Energy Co
(e)
87,797 180
SRC Energy Inc
(e)
27,157 85
Talos Energy Inc
(e)
26,215 564
Transocean Ltd
(e)
4,741 23
Trecora Resources
(e)
8,332 73
Unit Corp
(e)
3,060 6
W&T Offshore Inc
(e)
52,221 210
Whiting Petroleum Corp
(e)
105,576 670
$ 30,908
Oil & Gas Services - 1.27%
Archrock Inc 17,462 168
Dril-Quip Inc
(e)
4,168 171
Era Group Inc
(e)
2,384 23

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
311
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
Exterran Corp
(e)
3,063 $ 39
Forum Energy Technologies Inc
(e)
58,715 68
Frank's International NV
(e)
334,934 1,641
FTS International Inc
(e)
145,018 220
Geospace Technologies Corp
(e)
1,408 21
Helix Energy Solutions Group Inc
(e)
23,715 204
Independence Contract Drilling Inc
(e)
4,948 4
KLX Energy Services Holdings Inc
(e)
2,224 18
Liberty Oilfield Services Inc 104,189 960
Matrix Service Co
(e)
2,683 50
McDermott International Inc
(d),(e)
370 1
MRC Global Inc
(e)
5,309 60
National Energy Services Reunited Corp
(d),(e)
2,628 18
Natural Gas Services Group Inc
(e)
1,436 17
NCS Multistage Holdings Inc
(e)
1,406 3
Newpark Resources Inc
(e)
504,457 3,026
NexTier Oilfield Solutions Inc
(e)
454,149 1,962
Nine Energy Service Inc
(d),(e)
64,237 363
NOW Inc
(e)
31,791 335
Oceaneering International Inc
(e)
7,065 100
Oil States International Inc
(e)
5,778 82
ProPetro Holding Corp
(e)
134,081 1,039
RPC Inc
(d)
5,810 24
Select Energy Services Inc
(e)
5,924 45
Seventy Seven Energy Inc
(e),(g),(h)
16,216 —
Smart Sand Inc
(d),(e)
3,250 8
Solaris Oilfield Infrastructure Inc 123,500 1,314
TETRA Technologies Inc
(e)
22,820 39
Thermon Group Holdings Inc
(e)
35,394 844
US Silica Holdings Inc 6,948 31
US Well Services Inc
(e)
838 2
$ 12,900
Packaging & Containers - 0.18%
Greif Inc - Class A 19,521 764
Greif Inc - Class B 632 30
Matthews International Corp 2,256 83
Silgan Holdings Inc 25,400 782
UFP Technologies Inc
(e)
3,521 147
$ 1,806
Pharmaceuticals - 1.20%
Adamas Pharmaceuticals Inc
(e)
2,383 10
Aeglea BioTherapeutics Inc
(e)
2,100 16
Akebia Therapeutics Inc
(e)
11,181 42
Akorn Inc
(e)
11,338 57
Anika Therapeutics Inc
(e)
4,992 351
Artana Therapeutics
(e),(g),(h)
581 —
Assertio Therapeutics Inc
(e)
9,281 7
Chimerix Inc
(e)
3,454 5
Coherus Biosciences Inc
(e)
3,556 62
Concert Pharmaceuticals Inc
(e)
4,509 28
Corium International Inc
(e),(g)
454 —
Cyclerion Therapeutics Inc
(e)
79 —
Cytokinetics Inc
(e)
536 6
Diplomat Pharmacy Inc
(e)
6,061 33
Endo International PLC
(e)
18,696 85
G1 Therapeutics Inc
(e)
1,366 29
Gritstone Oncology Inc
(d),(e)
1,921 16
Harpoon Therapeutics Inc
(e)
402 5
Intellia Therapeutics Inc
(e)
1,110 14
Jounce Therapeutics Inc
(e)
1,815 7
Lannett Co Inc
(d),(e)
3,090 37
Mallinckrodt PLC
(d),(e)
22,877 73
Minerva Neurosciences Inc
(e)
473 2
Natural Grocers by Vitamin Cottage Inc
(e)
21,464 188
Nature's Sunshine Products Inc
(e)
1,414 13
Option Care Health Inc
(e)
10,822 38
Owens & Minor Inc 8,236 55
PRA Health Sciences Inc
(e)
74,200 7,250
Prestige Consumer Healthcare Inc
(e)
4,868 173
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Principia Biopharma Inc
(e)
96 $ 3
Protagonist Therapeutics Inc
(e)
562 8
Reata Pharmaceuticals Inc
(d),(e)
867 179
Spectrum Pharmaceuticals Inc
(e)
738 6
Spero Therapeutics Inc
(e)
1,101 12
Sutro Biopharma Inc
(e)
822 8
Taro Pharmaceutical Industries Ltd 19,900 1,609
TG Therapeutics Inc
(d),(e)
924 6
TherapeuticsMD Inc
(d),(e)
1,485 4
Turning Point Therapeutics Inc
(e)
21 1
USANA Health Sciences Inc
(e)
22,900 1,697
Verrica Pharmaceuticals Inc
(e)
808 11
$ 12,146
Pipelines - 0.32%
CNX Midstream Partners LP 53,000 813
Hess Midstream Partners LP 36,800 784
Noble Midstream Partners LP 29,000 699
Oasis Midstream Partners LP 47,200 814
SemGroup Corp 6,792 109
$ 3,219
Private Equity - 0.13%
Kennedy-Wilson Holdings Inc 4,434 102
Victory Capital Holdings Inc 76,739 1,194
$ 1,296
Real Estate - 0.95%
American Realty Investors Inc
(e)
345 6
Consolidated-Tomoka Land Co 17,491 1,119
Cushman & Wakefield PLC
(e)
336,799 6,281
Five Point Holdings LLC
(e)
96,500 638
FRP Holdings Inc
(e)
718 37
Griffin Industrial Realty Inc 139 6
Legacy Housing Corp
(e)
500 8
Marcus & Millichap Inc
(e)
20,864 745
Maui Land & Pineapple Co Inc
(e)
459 5
McGrath RentCorp 1,013 77
Newmark Group Inc 1,350 14
RE/MAX Holdings Inc 18,764 627
Realogy Holdings Corp
(d)
8,399 66
Safehold Inc 1,066 37
Stratus Properties Inc
(e)
651 18
Transcontinental Realty Investors Inc
(e)
116 4
$ 9,688
REITs - 5.09%
Acadia Realty Trust 8,927 250
Agree Realty Corp 4,357 343
Alexander & Baldwin Inc 4,921 116
American Finance Trust Inc
(d)
7,127 105
Apollo Commercial Real Estate Finance Inc 11,242 206
Ares Commercial Real Estate Corp 2,810 44
Armada Hoffler Properties Inc 9,561 180
ARMOUR Residential REIT Inc 4,217 71
Ashford Hospitality Trust Inc 100 —
Blackstone Mortgage Trust Inc 9,128 331
Braemar Hotels & Resorts Inc 3,090 29
Brandywine Realty Trust 255,675 3,907
BRT Apartments Corp 1,307 22
Capstead Mortgage Corp 6,752 52
CareTrust REIT Inc 15,042 365
CatchMark Timber Trust Inc 18,692 214
Cedar Realty Trust Inc 9,120 30
Chatham Lodging Trust 11,836 213
CIM Commercial Trust Corp 387 6
City Office REIT Inc 3,872 52
Colony Capital Inc 256,114 1,434
Colony Credit Real Estate Inc 111,893 1,604
Community Healthcare Trust Inc 101,820 4,930
CoreCivic Inc 53,105 810
CorEnergy Infrastructure Trust Inc
(d)
1,309 63
DiamondRock Hospitality Co 60,455 603

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
312
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Easterly Government Properties Inc 7,244 $ 162
Essential Properties Realty Trust Inc 8,147 209
Exantas Capital Corp 138,495 1,629
Farmland Partners Inc
(d)
2,971 20
First Industrial Realty Trust Inc 36,107 1,520
Franklin Street Properties Corp 17,281 149
Front Yard Residential Corp 4,946 61
Getty Realty Corp 12,151 408
Gladstone Commercial Corp 7,460 176
Gladstone Land Corp 2,023 24
Global Medical REIT Inc 3,337 40
Global Net Lease Inc 6,221 121
Granite Point Mortgage Trust Inc 3,905 73
Great Ajax Corp 50,384 788
Healthcare Realty Trust Inc 27,477 955
Hersha Hospitality Trust 3,383 47
Independence Realty Trust Inc 11,179 172
Industrial Logistics Properties Trust 5,571 118
Invesco Mortgage Capital Inc 20,931 330
Investors Real Estate Trust 1,602 121
iStar Inc 1,227 16
Jernigan Capital Inc 2,190 42
Kite Realty Group Trust 5,898 105
KKR Real Estate Finance Trust Inc 2,543 51
Ladder Capital Corp 7,441 129
Lexington Realty Trust 66,820 727
LTC Properties Inc 2,589 134
Mack-Cali Realty Corp 6,256 134
Monmouth Real Estate Investment Corp 28,270 427
National Health Investors Inc 4,884 419
National Storage Affiliates Trust 146,200 4,996
New Senior Investment Group Inc 4,971 35
New York Mortgage Trust Inc 16,968 106
Office Properties Income Trust 23,118 737
One Liberty Properties Inc 1,654 47
Pebblebrook Hotel Trust 28,102 722
PennyMac Mortgage Investment Trust 18,879 432
Physicians Realty Trust 333,587 6,228
Piedmont Office Realty Trust Inc 39,930 896
PotlatchDeltic Corp 4,759 202
Preferred Apartment Communities Inc 4,462 64
PS Business Parks Inc 1,115 201
Ready Capital Corp 79,376 1,256
Redwood Trust Inc 10,532 172
Retail Opportunity Investments Corp 22,757 424
Retail Value Inc 1,554 57
Rexford Industrial Realty Inc 25,979 1,249
RLJ Lodging Trust 66,404 1,090
RPT Realty 5,556 81
Sabra Health Care REIT Inc 21,532 529
Saul Centers Inc 155 8
Senior Housing Properties Trust 111,887 1,111
Seritage Growth Properties 36,766 1,599
STAG Industrial Inc 14,833 461
Summit Hotel Properties Inc 25,126 308
Sunstone Hotel Investors Inc 69,311 936
Terreno Realty Corp 6,190 349
TPG RE Finance Trust Inc 6,475 131
UMH Properties Inc 608 9
Universal Health Realty Income Trust 500 60
Urban Edge Properties 14,012 296
Urstadt Biddle Properties Inc 5,550 135
Washington Prime Group Inc
(d)
13,819 58
Washington Real Estate Investment Trust 18,541 575
Western Asset Mortgage Capital Corp 5,050 51
Whitestone REIT 3,936 56
Xenia Hotels & Resorts Inc 31,066 654
$ 51,608
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 4.65%
Abercrombie & Fitch Co 4,727 $ 77
American Eagle Outfitters Inc 27,775 427
Asbury Automotive Group Inc
(e)
11,473 1,183
Ascena Retail Group Inc
(e)
22,638 8
At Home Group Inc
(e)
4,304 37
AutoNation Inc
(e)
31,300 1,592
Barnes & Noble Education Inc
(e)
4,335 18
Bassett Furniture Industries Inc 1,206 18
Beacon Roofing Supply Inc
(e)
4,052 126
Bed Bath & Beyond Inc
(d)
41,165 564
Big Lots Inc 5,894 128
Biglari Holdings Inc
(e)
51 4
BJ's Wholesale Club Holdings Inc
(e)
19,874 531
BMC Stock Holdings Inc
(e)
28,699 775
Brinker International Inc 21,138 940
Buckle Inc/The 23,714 496
Caleres Inc 7,868 169
Cannae Holdings Inc
(e)
4,981 145
Carrols Restaurant Group Inc
(e)
3,478 25
Cato Corp/The 2,239 39
Chico's FAS Inc 11,986 41
Chuy's Holdings Inc
(e)
1,347 33
Citi Trends Inc 7,875 141
Conn's Inc
(e)
2,023 49
Container Store Group Inc/The
(e)
2,194 9
Del Taco Restaurants Inc
(e)
3,077 23
Denny's Corp
(e)
2,458 49
Designer Brands Inc 17,330 286
Dillard's Inc 7,170 494
Dine Brands Global Inc 7,566 553
Dunkin' Brands Group Inc 59,475 4,676
El Pollo Loco Holdings Inc
(e)
2,234 26
Express Inc
(e)
7,286 23
EZCORP Inc
(e)
5,123 27
Fiesta Restaurant Group Inc
(e)
2,497 21
FirstCash Inc 68,351 5,768
Foundation Building Materials Inc
(e)
24,554 457
GameStop Corp
(d)
8,692 47
Genesco Inc
(e)
14,373 559
GMS Inc
(e)
2,306 69
GNC Holdings Inc
(d),(e)
8,748 23
Group 1 Automotive Inc 20,029 1,992
Guess? Inc 9,245 155
Habit Restaurants Inc/The
(e)
1,964 21
Haverty Furniture Cos Inc 39,640 719
Hibbett Sports Inc
(e)
69,254 1,653
Hudson Ltd
(e)
3,704 46
J Alexander's Holdings Inc
(e)
1,545 15
J. Jill Inc
(d)
2,235 4
Jack in the Box Inc 8,766 736
Kura Sushi USA Inc
(e)
233 4
La-Z-Boy Inc 18,813 668
Lithia Motors Inc 12,809 2,017
Lumber Liquidators Holdings Inc
(d),(e)
2,278 21
MarineMax Inc
(e)
2,017 31
Michaels Cos Inc/The
(e)
19,362 169
Movado Group Inc 48,920 1,275
Nu Skin Enterprises Inc 38,200 1,703
Office Depot Inc 736,811 1,518
Papa John's International Inc
(d)
134 8
Party City Holdco Inc
(d),(e)
5,360 30
PC Connection Inc 29,716 1,452
Penske Automotive Group Inc 24,300 1,184
PetMed Express Inc
(d)
41,755 978
Potbelly Corp
(d),(e)
2,283 10
PriceSmart Inc 1,464 108
Red Robin Gourmet Burgers Inc
(e)
1,284 39
Regis Corp
(e)
2,637 54
RH
(d),(e)
1,228 223

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
313
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
RTW RetailWinds Inc
(e)
4,417 $ 7
Rush Enterprises Inc - Class A 50,627 2,212
Rush Enterprises Inc - Class B 489 21
Ruth's Hospitality Group Inc 3,690 76
Sally Beauty Holdings Inc
(e)
10,312 160
Shoe Carnival Inc
(d)
949 31
Signet Jewelers Ltd
(d)
14,261 229
Sonic Automotive Inc 58,779 1,894
Sportsman's Warehouse Holdings Inc
(e)
74,664 508
Suburban Propane Partners LP
(d)
62,237 1,506
Tailored Brands Inc
(d)
783 4
Tilly's Inc 16,781 173
Urban Outfitters Inc
(e)
27,200 781
Vera Bradley Inc
(e)
16,015 172
Wingstop Inc 311 25
Winmark Corp 166 30
World Fuel Services Corp 23,198 969
Zumiez Inc
(e)
26,267 838
$ 47,145
Savings & Loans - 2.53%
Axos Financial Inc
(e)
2,908 84
BankFinancial Corp 6,518 84
Berkshire Hills Bancorp Inc 12,088 375
Brookline Bancorp Inc 129,012 2,025
Capitol Federal Financial Inc 88,596 1,264
Community Bankers Trust Corp 2,610 23
Dime Community Bancshares Inc 87,804 1,694
Entegra Financial Corp
(e)
674 20
ESSA Bancorp Inc 1,185 19
First Capital Inc
(d)
323 19
First Defiance Financial Corp 46,054 1,423
First Financial Northwest Inc 969 14
Flushing Financial Corp 57,915 1,254
FS Bancorp Inc 8,219 471
Greene County Bancorp Inc 162 4
Hingham Institution for Savings 3,891 739
Home Bancorp Inc 1,063 41
HomeTrust Bancshares Inc 16,426 439
Investors Bancorp Inc 189,663 2,286
Malvern Bancorp Inc
(e)
704 16
Meridian Bancorp Inc 70,915 1,386
MutualFirst Financial Inc 1,066 43
Northfield Bancorp Inc 81,219 1,382
Northwest Bancshares Inc 21,784 368
OceanFirst Financial Corp 38,227 915
Oritani Financial Corp 97,422 1,818
Pacific Premier Bancorp Inc 33,602 1,134
Provident Financial Holdings Inc 700 14
Provident Financial Services Inc 17,361 433
Prudential Bancorp Inc 940 16
Riverview Bancorp Inc 2,599 19
Southern Missouri Bancorp Inc 11,405 416
Territorial Bancorp Inc 17,633 521
Timberland Bancorp Inc/WA 841 22
United Community Financial Corp/OH 8,560 97
United Financial Bancorp Inc 86,854 1,227
Washington Federal Inc 66,003 2,406
Waterstone Financial Inc 48,955 912
WSFS Financial Corp 5,534 233
$ 25,656
Semiconductors - 5.09%
Adesto Technologies Corp
(e)
588 5
Alpha & Omega Semiconductor Ltd
(e)
2,058 27
Ambarella Inc
(e)
1,363 72
Amkor Technology Inc
(e)
8,317 103
AVX Corp 100,915 1,546
Axcelis Technologies Inc
(e)
3,339 64
AXT Inc
(e)
4,050 13
Brooks Automation Inc 731 31
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Cabot Microelectronics Corp 91,075 $ 13,763
CEVA Inc
(e)
204 6
Cirrus Logic Inc
(e)
20,546 1,397
CTS Corp 15,550 415
Diodes Inc
(e)
66,980 3,124
DSP Group Inc
(e)
1,522 23
Entegris Inc 201,600 9,677
FormFactor Inc
(e)
8,029 175
GSI Technology Inc
(e)
1,771 14
Lattice Semiconductor Corp
(e)
129,825 2,543
MACOM Technology Solutions Holdings Inc
(e)
3,371 77
MaxLinear Inc
(e)
197,695 3,748
Nova Measuring Instruments Ltd
(e)
166,325 5,573
Onto Innovation Inc
(e)
14,727 474
Photronics Inc
(e)
145,349 1,715
Rambus Inc
(e)
323,256 4,475
Semtech Corp
(e)
4,413 223
Synaptics Inc
(e)
2,413 102
Tower Semiconductor Ltd
(e)
87,675 1,923
Ultra Clean Holdings Inc
(e)
3,877 83
Veeco Instruments Inc
(e)
9,316 127
Xperi Corp 5,321 108
$ 51,626
Software - 0.58%
Allscripts Healthcare Solutions Inc
(e)
16,073 176
American Software Inc/GA 2,897 46
Avaya Holdings Corp
(e)
7,917 96
Bandwidth Inc
(e)
214 12
Cloudera Inc
(d),(e)
15,827 134
Computer Programs & Systems Inc 1,377 32
CSG Systems International Inc 26,764 1,543
Daily Journal Corp
(d),(e)
109 31
Donnelley Financial Solutions Inc
(e)
3,145 36
Ebix Inc 36,800 1,569
Evolent Health Inc
(e)
13,173 101
GTY Technology Holdings Inc
(e)
3,675 19
Health Catalyst Inc
(d),(e)
135 4
Immersion Corp
(e)
2,979 24
InnerWorkings Inc
(e)
169,162 821
ManTech International Corp/VA 3,307 261
PDF Solutions Inc
(e)
2,461 40
Phreesia Inc
(e)
178 5
Progress Software Corp 11,693 466
QAD Inc 473 22
Synchronoss Technologies Inc
(e)
3,802 23
TiVo Corp 9,059 74
Verint Systems Inc
(e)
6,741 306
$ 5,841
Storage & Warehousing - 0.02%
Mobile Mini Inc 5,114 192
Telecommunications - 0.82%
Acacia Communications Inc
(e)
1,761 116
ADTRAN Inc 4,876 43
ATN International Inc 1,088 64
CalAmp Corp
(e)
3,309 37
Calix Inc
(e)
2,161 16
Cambium Networks Corp
(e)
290 3
Casa Systems Inc
(e)
488,341 3,281
Cincinnati Bell Inc
(e)
21,475 110
CommScope Holding Co Inc
(e)
66,000 739
Consolidated Communications Holdings Inc 6,826 27
DASAN Zhone Solutions Inc
(e)
390 3
Digi International Inc
(e)
7,251 105
Harmonic Inc
(e)
8,552 67
IDT Corp - Class B
(e)
7,006 47
Infinera Corp
(d),(e)
12,663 71
Intelsat SA
(e)
4,932 125
Iridium Communications Inc
(e)
7,193 176
KVH Industries Inc
(e)
1,464 15

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
314
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Maxar Technologies Inc 5,613 $ 48
NeoPhotonics Corp
(e)
41,797 275
NETGEAR Inc
(e)
26,533 721
Plantronics Inc 31,700 1,250
Preformed Line Products Co 12,784 698
Ribbon Communications Inc
(e)
6,335 27
RigNet Inc
(e)
438 2
Spok Holdings Inc 1,992 24
TESSCO Technologies Inc 865 11
Viavi Solutions Inc
(e)
8,320 133
Vonage Holdings Corp
(e)
5,278 52
$ 8,286
Textiles - 0.06%
Culp Inc 1,281 20
UniFirst Corp/MA 2,786 559
$ 579
Transportation - 1.70%
ArcBest Corp 8,315 240
Ardmore Shipping Corp
(e)
3,207 26
Atlas Air Worldwide Holdings Inc
(e)
2,206 48
Costamare Inc 5,073 40
Covenant Transportation Group Inc
(e)
80,889 1,243
Daseke Inc
(d),(e)
4,831 13
Diamond S Shipping Inc
(e)
2,293 34
Dorian LPG Ltd
(e)
10,943 137
Echo Global Logistics Inc
(e)
5,783 115
GasLog Ltd 1,628 22
Genco Shipping & Trading Ltd 1,752 17
Golar LNG Ltd 9,140 126
Heartland Express Inc 4,925 103
Hoegh LNG Partners LP
(d)
21,800 325
Hub Group Inc
(e)
2,317 106
International Seaways Inc
(e)
2,524 63
Landstar System Inc 83,500 9,448
Marten Transport Ltd 5,209 113
Matson Inc 43,338 1,655
Nordic American Tankers Ltd 22,629 81
Overseas Shipholding Group Inc
(e)
30,574 50
PAM Transportation Services Inc
(e)
135 8
Safe Bulkers Inc
(e)
6,733 11
Saia Inc
(e)
1,935 172
Schneider National Inc 20,900 478
Scorpio Bulkers Inc 11,780 77
Scorpio Tankers Inc 3,089 98
SEACOR Holdings Inc
(e)
10,123 434
Ship Finance International Ltd 9,004 130
Teekay Corp
(d)
7,113 36
Teekay Tankers Ltd
(e)
22,221 45
Tidewater Inc
(e)
3,697 60
Universal Logistics Holdings Inc 34,300 647
US Xpress Enterprises Inc
(e)
2,347 12
Werner Enterprises Inc 29,734 1,086
$ 17,299
Trucking & Leasing - 0.18%
GATX Corp 2,585 205
Greenbrier Cos Inc/The 55,779 1,634
Willis Lease Finance Corp
(e)
329 18
$ 1,857
Water - 0.25%
American States Water Co 3,809 362
Artesian Resources Corp 8,045 299
California Water Service Group 28,544 1,597
Consolidated Water Co Ltd 1,545 27
Middlesex Water Co 174 12
PICO Holdings Inc
(e)
1,927 21
SJW Group 669 48
York Water Co/The 3,766 166
$ 2,532
TOTAL COMMON STOCKS $ 968,328
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Metal Fabrication & Hardware - 0.00%
Steel Partners Holdings LP 6.00%, 02/07/2026 507 $ 11
TOTAL PREFERRED STOCKS $ 11
Total Investments $ 1,029,062
Other Assets and Liabilities -  (1.39)% (14,095)
TOTAL NET ASSETS - 100.00% $ 1,014,967
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,256 or 1.11 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $17 or 0.00% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  (unaudited)
Sector Percent
Financial 34.96%
Industrial 14.02%
Consumer, Cyclical 11.47%
Consumer, Non-cyclical 10.46%
Technology 8.34%
Energy 5.10%
Utilities 4.46%
Communications 3.94%
Money Market Funds 3.87%
Basic Materials 2.66%
Investment Companies 2.05%
Domestic Equity Funds 0.06%
Other Assets and Liabilities
(1.39)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Value Fund II
October 31, 2019
See accompanying notes.
315
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.65% $ 35,811 $ 526,655 $ 527,490 $ 34,976
Principal U.S. Small-Cap Multi-Factor Index ETF — 1,840 1,230 625
$ 35,811 $ 528,495 $ 528,720 $ 35,601
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.65% $ 6 58 $ — $ — $ —
Principal U.S. Small-Cap Multi-Factor Index ETF 12 (8) — 23
$ 67 0 $ (8) $ — $ 23
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
NewStar Financial Inc 12/27/2017 $ 28 $ 13 0.00%
Total $ 13 0.00%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2019 Long 32 $ 2,501 $ 33
Total $ 33
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2019
See accompanying notes.
316
INVESTMENT COMPANIES - 1.60% Shares Held Value (000's)
Exchange-Traded Funds - 1.60%
iShares National Muni Bond ETF 49,500 $ 5,654
iShares Short-Term National Muni Bond ETF 20,000 2,136
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
13,289 785
VanEck Vectors High-Yield Municipal Index ETF 5,912 380
$ 8,955
TOTAL INVESTMENT COMPANIES $ 8,955
MUNICIPAL BONDS - 98.44%
Principal
Amount (000's) Value (000's)
Alabama - 3.75%
Birmingham Airport Authority (credit support
from Assured Guaranty Municipal Corp )
5.25%, 07/01/2030
(a)
$ 1,000 $ 1,023
Hoover Industrial Development Board
5.75%, 10/01/2049 2,000 2,110
Lower Alabama Gas District/The
5.00%, 09/01/2034 3,500 4,577
5.00%, 09/01/2046 4,500 6,354
Selma Industrial Development Board
6.25%, 11/01/2033 700 700
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(b)
1,000 1,101
5.25%, 05/01/2044
(b)
4,500 5,179
$ 21,044
Arizona - 2.93%
Arizona Industrial Development Authority
5.00%, 01/01/2043 2,000 2,268
5.00%, 01/01/2049 1,000 1,095
5.00%, 01/01/2054 1,000 1,116
5.13%, 01/01/2054 1,000 1,104
5.50%, 01/01/2054
(b)
1,500 1,652
Chandler Industrial Development Authority
2.70%, 12/01/2037
(c)
1,300 1,351
Navajo Nation
5.50%, 12/01/2030
(b)
1,240 1,410
Salt Verde Financial Corp
5.00%, 12/01/2032 4,965 6,434
$ 16,430
California - 7.13%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,126
California Health Facilities Financing Authority
5.00%, 11/15/2046
(d)
1,691 1,973
California Municipal Finance Authority
5.00%, 05/15/2031 2,240 2,763
5.00%, 05/15/2033 1,000 1,221
5.00%, 05/15/2034 600 730
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,255
California Statewide Communities Development
Authority
6.25%, 11/15/2019
(b)
100 100
6.63%, 11/15/2024
(b)
500 501
California Statewide Communities Development
Authority (credit support from Ginnie Mae
Collateral )
4.90%, 07/20/2039
(a)
500 510
City of Los Angeles Department of Airports
5.00%, 05/15/2028 2,000 2,515
5.00%, 05/15/2035 1,500 1,531
5.00%, 05/15/2044
(d)
5,150 6,134
City of Vernon CA Electric System Revenue
5.13%, 08/01/2021 225 226
Golden State Tobacco Securitization Corp
5.30%, 06/01/2037 1,000 1,038
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,598
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 $ 1,150 $ 1,373
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(a)
1,340 1,534
Sacramento County Water Financing Authority
5.00%, 06/01/2027 500 635
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,748
Southern California Public Power Authority
5.00%, 11/01/2028 2,200 2,719
5.25%, 07/01/2028 1,000 1,070
State of California
5.00%, 08/01/2028 2,000 2,577
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,148
$ 40,025
Colorado - 1.76%
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 1,148
Dominion Water & Sanitation District
5.25%, 12/01/2027 1,500 1,601
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,083
Regional Transportation District
6.00%, 01/15/2041 450 462
6.50%, 01/15/2030 500 514
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,380
5.50%, 12/01/2048 2,500 2,666
$ 9,854
Connecticut - 1.55%
Connecticut State Health & Educational Facilities
Authority
0.87%, 07/01/2036
(c)
2,000 2,000
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
5,500 5,664
State of Connecticut (credit support from ACA
Financial Guaranty Corp )
6.60%, 07/01/2024
(a)
1,040 1,044
$ 8,708
District of Columbia - 1.22%
District of Columbia
5.00%, 12/01/2023 1,785 1,790
5.00%, 12/01/2024 715 717
5.00%, 10/15/2044 3,500 4,326
$ 6,833
Florida - 4.06%
Canaveral Port Authority
5.00%, 06/01/2048 2,000 2,394
City of Lakeland FL Department of Electric
Utilities
5.25%, 10/01/2036 1,000 1,394
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 4,136
Escambia County Health Facilities
Authority (credit support from AMBAC
Assurance Corp )
5.95%, 07/01/2020
(a)
10 10
Florida Development Finance Corp
6.25%, 01/01/2049
(b),(c)
500 476
6.37%, 01/01/2049
(b),(c)
3,000 2,835
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(d)
7,001 8,205

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2019
See accompanying notes.
317
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida (continued)
Martin County Health Facilities Authority
4.00%, 01/01/2046 $ 3,000 $ 3,332
$ 22,782
Georgia - 0.56%
Atlanta Development Authority The
7.00%, 01/01/2040 2,000 2,123
City of Atlanta GA Water & Wastewater Revenue
6.00%, 11/01/2027 1,000 1,000
$ 3,123
Idaho - 2.13%
Idaho Health Facilities Authority
1.20%, 03/01/2048
(c)
9,800 9,800
6.65%, 02/15/2021
(c)
2,000 2,138
$ 11,938
Illinois - 11.09%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,425
5.25%, 01/01/2037 4,000 4,839
City of Chicago IL
5.25%, 01/01/2029 2,000 2,256
5.50%, 01/01/2035 1,500 1,792
5.50%, 01/01/2049 1,000 1,163
6.00%, 01/01/2038 2,965 3,516
7.13%, 03/15/2022 200 200
7.46%, 02/15/2026 632 477
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,134
5.00%, 01/01/2032 1,000 1,127
5.00%, 01/01/2033 2,000 2,249
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2019 1,000 1,000
5.00%, 11/01/2028 1,000 1,136
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,834
Illinois Finance Authority
4.38%, 12/01/2042 1,400 956
6.25%, 11/15/2035 650 651
6.25%, 11/15/2035 350 351
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 900 1,075
5.00%, 06/15/2029 1,000 1,200
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(a)
2,050 2,513
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 6,094
5.00%, 01/01/2040
(d)
2,000 2,309
5.25%, 01/01/2030 1,000 1,006
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2057 700 774
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(a)
2,410 2,929
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028 5,000 6,055
Sales Tax Securitization Corp
5.00%, 01/01/2048 3,000 3,409
State of Illinois
5.00%, 11/01/2027 3,000 3,439
5.50%, 07/01/2027 3,410 3,751
United City of Yorkville IL
5.75%, 03/01/2028 400 400
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 $ 149 $ 149
$ 62,209
Indiana - 1.30%
Indiana Finance Authority
1.40%, 05/01/2034
(c)
2,500 2,500
7.00%, 03/01/2039
(b)
4,000 4,035
Town of Shoals IN
7.25%, 11/01/2043 700 776
$ 7,311
Kansas - 0.18%
Kansas Development Finance Authority
5.50%, 11/15/2029 20 20
5.50%, 11/15/2029 980 981
$ 1,001
Kentucky - 1.26%
Kentucky Economic Development Finance
Authority
1.40%, 04/01/2031
(c)
2,500 2,500
Kentucky Municipal Power Agency
5.00%, 09/01/2035
(f)
1,080 1,264
Kentucky Public Energy Authority
4.00%, 01/01/2049
(c)
3,000 3,318
$ 7,082
Louisiana - 3.30%
Lafayette Public Trust Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.25%, 10/01/2030
(a)
1,000 1,037
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 3,000 3,182
4.00%, 11/01/2044
(b)
1,500 1,501
4.40%, 11/01/2044
(b)
2,000 2,038
5.50%, 11/01/2039
(b)
3,270 3,518
Louisiana Public Facilities Authority
0.00%, 12/01/2019
(e)
1,500 1,498
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St John the Baptist LA
2.10%, 06/01/2037
(c)
4,000 4,010
2.20%, 06/01/2037
(c)
1,750 1,754
$ 18,538
Maine - 0.35%
Finance Authority of Maine
4.38%, 08/01/2035
(b),(c)
1,800 1,970
Maryland - 0.20%
Maryland Economic Development Corp
5.75%, 06/01/2035 545 559
Maryland Health & Higher Educational Facilities
Authority
6.00%, 07/01/2041 500 539
$ 1,098
Massachusetts - 1.58%
Commonwealth of Massachusetts
5.00%, 01/01/2042 1,940 2,352
Massachusetts Bay Transportation Authority
5.25%, 07/01/2028 2,000 2,622
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 1,360 1,412
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,260
5.00%, 07/01/2035 1,000 1,229
$ 8,875

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2019
See accompanying notes.
318
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Michigan - 1.68%
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 $ 2,000 $ 2,277
5.00%, 05/15/2042 1,010 1,119
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,126
Michigan Finance Authority
4.00%, 02/15/2044 3,400 3,748
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,154
$ 9,424
Mississippi - 0.40%
Mississippi Business Finance Corp
2.20%, 03/01/2027
(c)
1,000 1,009
3.20%, 09/01/2028 500 512
Mississippi Development Bank (credit support
from Build America Mutual Assurance Corp )
5.00%, 03/01/2048
(a)
600 721
$ 2,242
Missouri - 1.08%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,617
5.00%, 07/01/2049 1,100 1,341
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(a)
1,500 1,958
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,139
$ 6,055
Montana - 0.72%
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(a)
1,775 1,921
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 2,105
$ 4,026
Nevada - 2.79%
County of Clark Department of Aviation
5.13%, 07/01/2034 1,000 1,006
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
8,606 10,297
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 4,376
$ 15,679
New Hampshire - 1.59%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(c)
6,750 6,794
4.00%, 11/01/2027
(b)
1,000 1,056
4.88%, 11/01/2042
(b)
1,000 1,061
$ 8,911
New Jersey - 5.26%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 813
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 860
5.75%, 04/01/2031 1,005 1,154
5.75%, 06/01/2031 550 565
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,273
5.25%, 06/15/2034 2,250 2,577
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,785
5.00%, 01/01/2048 3,000 3,442
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
South Jersey Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2029
(a)
$ 1,000 $ 1,280
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 5,057
5.00%, 06/01/2046 5,000 5,690
$ 29,496
New York - 8.85%
Brooklyn Arena Local Development Corp
6.38%, 07/15/2043 1,400 1,414
Hudson Yards Infrastructure Corp
5.75%, 02/15/2047 1,585 1,678
5.75%, 02/15/2047 915 965
Metropolitan Transportation Authority
5.25%, 11/15/2030 1,500 1,502
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
6.13%, 01/01/2029
(a)
1,000 1,004
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08/01/2037 3,000 3,775
New York City Water & Sewer System
1.22%, 06/15/2045
(c)
4,000 4,000
1.30%, 06/15/2050
(c)
3,000 3,000
New York Counties Tobacco Trust VI
5.00%, 06/01/2031 215 242
5.00%, 06/01/2036 740 819
5.00%, 06/01/2041 400 437
New York Liberty Development Corp
5.00%, 11/15/2031 1,000 1,073
5.00%, 09/15/2040 1,000 1,084
5.00%, 12/15/2041 1,000 1,075
New York State Dormitory Authority
5.00%, 07/01/2033 1,200 1,493
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(a)
140 140
New York State Thruway Authority
4.00%, 01/01/2039 1,000 1,135
New York Transportation Development Corp
5.00%, 08/01/2021 3,500 3,681
5.00%, 01/01/2030 2,000 2,415
5.00%, 01/01/2031 7,200 8,652
5.00%, 01/01/2036 3,200 3,797
5.25%, 01/01/2050 3,125 3,488
Tompkins County Development Corp
5.00%, 07/01/2027 115 80
Westchester County Local Development Corp
5.00%, 11/01/2046 2,400 2,694
$ 49,643
North Carolina - 2.62%
City of Charlotte NC
5.00%, 06/01/2029 5,790 7,618
City of Raleigh NC Combined Enterprise System
Revenue
5.00%, 03/01/2031 1,000 1,051
North Carolina Medical Care Commission
5.00%, 10/01/2047 1,000 1,105
North Carolina Turnpike Authority
5.00%, 01/01/2040 4,100 4,943
$ 14,717
Ohio - 6.29%
American Municipal Power Inc
5.25%, 02/15/2033 2,575 2,790

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2019
See accompanying notes.
319
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority
5.75%, 06/01/2034 $ 3,000 $ 3,004
5.88%, 06/01/2030 2,000 2,006
6.00%, 06/01/2042 2,000 2,011
City of Cincinnati OH
5.00%, 12/01/2032 815 895
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,619
5.00%, 01/01/2046 2,500 2,779
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 1,078
4.50%, 01/15/2048
(b)
850 918
5.00%, 07/01/2049
(b)
2,000 2,208
Ohio Higher Educational Facility Commission
1.25%, 01/01/2043
(c)
16,000 16,000
$ 35,308
Oklahoma - 0.23%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,085 1,297
Oregon - 1.19%
Oregon State Business Development Commission
6.50%, 04/01/2031
(b)
1,000 941
State of Oregon Housing & Community Services
Department
3.55%, 07/01/2033 5,400 5,741
$ 6,682
Pennsylvania - 3.94%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 1,000 1,029
5.13%, 05/01/2030 1,030 1,077
City of Philadelphia PA
5.00%, 02/01/2038 1,000 1,233
5.00%, 02/01/2039 1,000 1,227
Commonwealth Financing Authority
5.00%, 06/01/2032 3,000 3,675
5.00%, 06/01/2033 2,000 2,444
Pennsylvania Economic Development Financing
Authority
2.15%, 11/01/2021
(c)
2,250 2,275
3.25%, 08/01/2039
(b)
1,200 1,193
5.75%, 06/01/2036
(b)
1,750 1,864
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,542
5.00%, 12/01/2036 1,725 2,067
5.75%, 12/01/2028 175 184
5.75%, 12/01/2028 245 257
6.00%, 12/01/2034 65 68
6.00%, 12/01/2034 80 84
6.00%, 12/01/2034 355 373
Pittsburgh Water & Sewer Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 09/01/2033
(a)
400 537
$ 22,129
South Carolina - 0.29%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2047 1,500 1,648
South Dakota - 0.27%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
1,500 1,501
Tennessee - 1.42%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 5,860 6,826
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Tennessee (continued)
Tennergy Corp/TN
5.00%, 02/01/2050
(c)
$ 1,000 $ 1,152
$ 7,978
Texas - 9.43%
Capital Area Cultural Education Facilities Finance
Corp
6.13%, 04/01/2045
(c)
1,000 1,017
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 3,193
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,461
City of Houston TX Airport System Revenue
5.00%, 07/15/2020 5,560 5,684
5.00%, 07/01/2029 2,000 2,234
Harris County Industrial Development Corp
5.00%, 02/01/2023 400 401
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,445
Metropolitan Transit Authority of Harris County
5.00%, 11/01/2033 2,435 2,960
North Fort Bend Water Authority
4.00%, 12/15/2039 3,250 3,700
4.00%, 12/15/2040 3,010 3,412
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,135
Port Beaumont Navigation District
7.25%, 02/01/2036
(b),(c)
4,500 4,548
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 102
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,349
6.00%, 11/15/2027 2,250 2,574
Texas Municipal Gas Acquisition & Supply Corp
I
6.25%, 12/15/2026 6,760 7,884
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 1,000 1,172
Texas Transportation Commission
5.00%, 08/01/2057 2,000 2,337
West Harris County Regional Water Authority
3.00%, 12/15/2058 1,700 1,649
4.00%, 12/15/2049 1,500 1,680
$ 52,937
Utah - 1.66%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,180
5.00%, 10/15/2034 4,385 5,045
5.00%, 10/15/2037 1,500 1,695
5.38%, 10/15/2040 1,200 1,383
$ 9,303
Virginia - 1.60%
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,122
6.00%, 07/01/2044 1,000 1,107
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2038 1,500 1,852
5.00%, 10/01/2039 1,500 1,847
King George County Economic Development
Authority
2.50%, 06/01/2023
(c)
1,600 1,641
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,408
$ 8,977

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2019
See accompanying notes.
320
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Washington - 1.37%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030 $ 1,000 $ 1,093
Port of Seattle WA
5.00%, 04/01/2029 5,250 6,623
$ 7,716
Wisconsin - 1.41%
City of Superior WI
5.38%, 11/01/2021 750 752
Public Finance Authority
5.00%, 12/01/2025 3,000 3,444
5.00%, 09/30/2037 500 514
5.00%, 10/01/2048
(b)
1,500 1,658
5.25%, 04/01/2030 1,400 1,543
$ 7,911
TOTAL MUNICIPAL BONDS $ 552,401
Total Investments $ 561,356
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.64)%
Notes with an interest rate of 1.10% - 1.32% at
October 31, 2019 and contractual maturity of
collateral from 2024-2026.
(g)
$ (14,823) (14,823)
Total Net Investments $ 546,533
Other Assets and Liabilities -  2.60% 14,615
TOTAL NET ASSETS - 100.00% $ 561,148
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $50,006 or 8.91% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2019.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 80.71%
General Obligation Unlimited 8.49%
Insured 3.23%
Prerefunded 3.21%
Investment Companies 1.60%
General Obligation Limited 1.32%
Tax Allocation 0.78%
Special Tax 0.37%
Special Assessment 0.21%
Certificate Participation 0.12%
Liability For Floating Rate Notes Issued (2.64)%
Other Assets and Liabilities
2.60%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
October 31, 2019
See accompanying notes.
321
Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
CNY Chinese Renminbi
COP Colombian Peso
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
TRY Turkish Lira
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.
322
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2019 $ 10 .10 $ 0 .32 $ 0 .67 $ 0 .99 ( $ 0 .29 ) ( $ 0 .29 ) $ 10 .80
2018 10 .53 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .33 ) ( 0 .33 ) 10 .10
2017 10 .68 0 .36 ( 0 .17 ) 0 .19 ( 0 .34 ) ( 0 .34 ) 10 .53
2016 10 .46 0 .36 0 .21 0 .57 ( 0 .35 ) ( 0 .35 ) 10 .68
2015 10 .51 0 .41 ( 0 .03 ) 0 .38 ( 0 .43 ) ( 0 .43 ) 10 .46
Class C shares
2019 10 .12 0 .24 0 .66 0 .90 ( 0 .20 ) ( 0 .20 ) 10 .82
2018 10 .55 0 .27 ( 0 .46 ) ( 0 .19 ) ( 0 .24 ) ( 0 .24 ) 10 .12
2017 10 .70 0 .28 ( 0 .18 ) 0 .10 ( 0 .25 ) ( 0 .25 ) 10 .55
2016 10 .48 0 .26 0 .22 0 .48 ( 0 .26 ) ( 0 .26 ) 10 .70
2015 10 .53 0 .31 ( 0 .03 ) 0 .28 ( 0 .33 ) ( 0 .33 ) 10 .48
CORE PLUS BOND FUND
Class A shares
2019 10 .36 0 .30 0 .78 1 .08 ( 0 .31 ) ( 0 .31 ) 11 .13
2018 10 .98 0 .30 ( 0 .60 ) ( 0 .30 ) ( 0 .32 ) ( 0 .32 ) 10 .36
2017 11 .05 0 .28 ( 0 .07 ) 0 .21 ( 0 .28 ) ( 0 .28 ) 10 .98
2016 10 .80 0 .24 0 .23 0 .47 ( 0 .22 ) ( 0 .22 ) 11 .05
2015 10 .97 0 .24 ( 0 .17 ) 0 .07 ( 0 .24 ) ( 0 .24 ) 10 .80

See accompanying notes.
323
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9 .94% $ 420,656 0 .81% 0 .78% (c) 3 .08% 42 .3%
( 1 .00 ) 283,709 0 .83 0 .77 (c) 3 .45 49 .0
1 .82 292,217 0 .82 0 .77 (c) 3 .48 39 .8
5 .50 334,431 0 .82 0 .77 (c) 3 .31 27 .9
3 .67 201,572 0 .81 0 .78 (c) 3 .92 26 .6
9 .01 41,462 1 .65 1 .62 (c) 2 .26 42 .3
( 1 .82 ) 33,333 1 .67 1 .61 (c) 2 .62 49 .0
0 .99 39,252 1 .64 1 .59 (c) 2 .66 39 .8
4 .60 48,468 1 .65 1 .60 (c) 2 .43 27 .9
2 .70 16,014 1 .74 1 .71 (c) 2 .99 26 .6
10 .63 (d) 89,060 0 .88 (e) N/A 2 .75 138 .6
( 2 .74 ) 78,179 0 .88 (e) N/A 2 .80 134 .0
1 .96 90,713 0 .88 (e) N/A 2 .55 128 .3
4 .40 95,813 0 .88 (e) N/A 2 .20 168 .4
0 .63 96,057 0 .88 (e) N/A 2 .16 208 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.
324
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2019 $ 12 .26 $ 0 .18 $ 0 .79 $ 0 .97 ( $ 0 .15 ) ( $ 0 .56 ) ( $ 0 .71 ) $ 12 .52
2018 13 .96 0 .20 ( 1 .71 ) ( 1 .51 ) ( 0 .19 ) – ( 0 .19 ) 12 .26
2017 11 .35 0 .11 2 .63 2 .74 ( 0 .13 ) – ( 0 .13 ) 13 .96
2016 11 .55 0 .13 ( 0 .22 ) ( 0 .09 ) ( 0 .11 ) – ( 0 .11 ) 11 .35
2015 11 .96 0 .15 ( 0 .44 ) ( 0 .29 ) ( 0 .12 ) – ( 0 .12 ) 11 .55
Class C shares
2019 12 .21 0 .09 0 .80 0 .89 ( 0 .05 ) ( 0 .56 ) ( 0 .61 ) 12 .49
2018 13 .92 0 .10 ( 1 .71 ) ( 1 .61 ) ( 0 .10 ) – ( 0 .10 ) 12 .21
2017 11 .30 0 .02 2 .64 2 .66 ( 0 .04 ) – ( 0 .04 ) 13 .92
2016 11 .51 0 .06 ( 0 .23 ) ( 0 .17 ) ( 0 .04 ) – ( 0 .04 ) 11 .30
2015 11 .91 0 .06 ( 0 .43 ) ( 0 .37 ) ( 0 .03 ) – ( 0 .03 ) 11 .51
EQUITY INCOME FUND
Class A shares
2019 30 .97 0 .56 3 .75 4 .31 ( 0 .60 ) ( 1 .43 ) ( 2 .03 ) 33 .25
2018 31 .55 0 .64 0 .87 1 .51 ( 0 .57 ) ( 1 .52 ) ( 2 .09 ) 30 .97
2017 26 .69 0 .56 5 .28 5 .84 ( 0 .46 ) ( 0 .52 ) ( 0 .98 ) 31 .55
2016 25 .80 0 .56 0 .86 1 .42 ( 0 .53 ) – ( 0 .53 ) 26 .69
2015 26 .27 0 .54 ( 0 .50 ) 0 .04 ( 0 .51 ) – ( 0 .51 ) 25 .80
Class C shares
2019 30 .17 0 .32 3 .64 3 .96 ( 0 .37 ) ( 1 .43 ) ( 1 .80 ) 32 .33
2018 30 .78 0 .40 0 .85 1 .25 ( 0 .34 ) ( 1 .52 ) ( 1 .86 ) 30 .17
2017 26 .07 0 .33 5 .16 5 .49 ( 0 .26 ) ( 0 .52 ) ( 0 .78 ) 30 .78
2016 25 .22 0 .36 0 .83 1 .19 ( 0 .34 ) – ( 0 .34 ) 26 .07
2015 25 .69 0 .34 ( 0 .49 ) ( 0 .15 ) ( 0 .32 ) – ( 0 .32 ) 25 .22

See accompanying notes.
325
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .93% $ 217,243 1 .27% (c) 1 .52% 51 .0%
( 10 .99 ) 217,118 1 .31 1 .42 51 .1
24 .41 256,761 1 .35 0 .92 46 .7
( 0 .78 ) 221,880 1 .36 1 .21 48 .2
( 2 .39 ) 242,162 1 .35 1 .28 51 .7
8 .14 10,863 2 .00 (c) 0 .72 51 .0
( 11 .68 ) 15,031 2 .08 (c) 0 .70 51 .1
23 .60 16,331 2 .08 (c) 0 .18 46 .7
( 1 .49 ) 13,511 2 .08 (c) 0 .51 48 .2
( 3 .12 ) 14,376 2 .08 (c) 0 .55 51 .7
15 .12 1,200,974 0 .91 1 .81 21 .5
4 .77 1,094,052 0 .89 2 .02 13 .2
22 .32 962,989 0 .89 1 .90 23 .3
5 .56 891,633 0 .91 2 .15 16 .4
0 .16 942,277 0 .91 2 .06 15 .8
14 .26 155,071 1 .65 1 .08 21 .5
4 .03 178,958 1 .62 1 .30 13 .2
21 .42 189,509 1 .63 1 .16 23 .3
4 .76 181,177 1 .65 1 .41 16 .4
( 0 .57 ) 189,402 1 .64 1 .32 15 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.
326
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Class A shares
2019 $ 9.78 $ 0.41 $ 0.74 $ 1.15 ( $ 0.46) $ – $ – ( $ 0.46) $ 10.47
2018 10.44 0.33 (0.44) (0.11) (0.25) (0.30) – (0.55) 9.78
2017 10.14 0.41 0.44 0.85 (0.44) (0.11) – (0.55) 10.44
2016(e) 10.00 0.13 0.13 0.26 (0.12) – – (0.12) 10.14
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2019 13.20 0.69 0.48 1.17 (0.65) – – (0.65) 13.72
2018 14.16 0.65 (1.01) (0.36) (0.58) – (0.02) (0.60) 13.20
2017 13.72 0.69 0.46 1.15 (0.71) – – (0.71) 14.16
2016 13.59 0.70 0.14 0.84 (0.71) – – (0.71) 13.72
2015 14.76 0.65 (0.86) (0.21) (0.61) (0.35) – (0.96) 13.59
Class C shares
2019 13.12 0.58 0.47 1.05 (0.54) – – (0.54) 13.63
2018 14.07 0.54 (1.00) (0.46) (0.48) – (0.01) (0.49) 13.12
2017 13.64 0.59 0.44 1.03 (0.60) – – (0.60) 14.07
2016 13.51 0.60 0.14 0.74 (0.61) – – (0.61) 13.64
2015 14.69 0.54 (0.87) (0.33) (0.50) (0.35) – (0.85) 13.51

See accompanying notes.
327
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense on Short Sales and
Short Sale Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12.09% $ 1,742 1.28% (c) N/A 4.05% 312.5%
(1.12) 1,578 1.47 (c) N/A 3.30 399.2
8.63 488 1.48% (c) 1.47 (d) 4.00 465.3
2.56 (f) 101 1.47 (c ),( g) N/A 4.23 (g) 511.0 (g)
9.17 (h) 1,422,501 1.02 (c) 1.02 (d) 5.10 87.3
(2.67) 1,474,030 1.07 (c) 1.06 (d) 4.68 106.9
8.63 1,916,690 1.09 1.06 (d) 5.01 120.1
6.50 2,088,052 1.19 1.09 (d) 5.28 101.1
(1.49) 2,353,934 1.09 1.08 (d) 4.64 76.9
8.30 (h) 1,403,821 1.79 (c) 1.79 (d) 4.36 87.3
(3.34) 1,761,951 1.82 (c) 1.81 (d) 3.93 106.9
7.79 2,263,619 1.85 1.82 (d) 4.25 120.1
5.67 (h) 2,417,920 1.95 1.85 (d) 4.52 101.1
(2.17) (h) 2,677,807 1.85 1.84 (d) 3.88 76.9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(e) Period from July 11, 2016, date operations commenced, through October 31, 2016.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
328
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2019 $ 8 .62 $ 0 .12 $ 1 .79 $ 1 .91 ( $ 0 .36 ) ( $ 0 .06 ) ( $ 0 .42 ) $ 10 .11
2018 8 .87 0 .16 – 0 .16 ( 0 .26 ) ( 0 .15 ) ( 0 .41 ) 8 .62
2017 8 .35 0 .09 0 .68 0 .77 ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 8 .87
2016 8 .75 0 .11 ( 0 .16 ) ( 0 .05 ) ( 0 .19 ) ( 0 .16 ) ( 0 .35 ) 8 .35
2015 8 .72 0 .10 0 .21 0 .31 ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 8 .75
Class C shares
2019 8 .32 0 .05 1 .73 1 .78 ( 0 .29 ) ( 0 .06 ) ( 0 .35 ) 9 .75
2018 8 .58 0 .09 – 0 .09 ( 0 .20 ) ( 0 .15 ) ( 0 .35 ) 8 .32
2017 8 .11 0 .02 0 .66 0 .68 ( 0 .18 ) ( 0 .03 ) ( 0 .21 ) 8 .58
2016 8 .50 0 .04 ( 0 .14 ) ( 0 .10 ) ( 0 .13 ) ( 0 .16 ) ( 0 .29 ) 8 .11
2015 8 .50 0 .03 0 .20 0 .23 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 8 .50
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2019 9 .94 0 .21 0 .63 0 .84 ( 0 .26 ) – ( 0 .26 ) 10 .52
2018 10 .42 0 .21 ( 0 .42 ) ( 0 .21 ) ( 0 .27 ) – ( 0 .27 ) 9 .94
2017 10 .84 0 .30 ( 0 .35 ) ( 0 .05 ) ( 0 .37 ) – ( 0 .37 ) 10 .42
2016 10 .93 0 .32 ( 0 .02 ) 0 .30 ( 0 .39 ) – ( 0 .39 ) 10 .84
2015 11 .03 0 .26 ( 0 .06 ) 0 .20 ( 0 .30 ) – ( 0 .30 ) 10 .93
Class C shares
2019 9 .94 0 .12 0 .64 0 .76 ( 0 .18 ) – ( 0 .18 ) 10 .52
2018 10 .41 0 .13 ( 0 .41 ) ( 0 .28 ) ( 0 .19 ) – ( 0 .19 ) 9 .94
2017 10 .83 0 .21 ( 0 .35 ) ( 0 .14 ) ( 0 .28 ) – ( 0 .28 ) 10 .41
2016 10 .92 0 .23 ( 0 .02 ) 0 .21 ( 0 .30 ) – ( 0 .30 ) 10 .83
2015 11 .02 0 .15 ( 0 .04 ) 0 .11 ( 0 .21 ) – ( 0 .21 ) 10 .92

See accompanying notes.
329
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
22 .96% $ 124,180 1 .35% – % 1 .28% 42 .4%
1 .75 101,404 1 .31 – 1 .81 24 .3
9 .53 134,866 1 .33 – 1 .07 67 .3
( 0 .50 ) 164,926 1 .32 – 1 .26 54 .7
3 .59 146,690 1 .32 (c) – 1 .11 47 .5
22 .15 33,156 2 .11 (c) – 0 .53 42 .4
0 .93 30,858 2 .07 (c) – 1 .02 24 .3
8 .55 36,680 2 .12 (c) – 0 .29 67 .3
( 1 .18 ) 51,053 2 .11 (c) – 0 .49 54 .7
2 .75 59,807 2 .09 (c) – 0 .35 47 .5
8 .53 234,134 0 .83 0 .87 (d) 2 .01 23 .2
( 2 .04 ) 227,870 0 .81 0 .91 (d) 2 .06 19 .9
( 0 .45 ) 273,038 0 .81 0 .91 (d) 2 .85 22 .6
2 .79 312,158 0 .81 0 .91 (d) 2 .89 31 .4
1 .80 291,241 0 .80 0 .90 (d) 2 .32 31 .0
7 .67 31,867 1 .63 (c) – 1 .22 23 .2
( 2 .75 ) 36,119 1 .63 (c) – 1 .25 19 .9
( 1 .33 ) 49,114 1 .63 (c) – 2 .04 22 .6
1 .91 62,811 1 .63 (c) – 2 .08 31 .4
0 .97 54,699 1 .63 (c) – 1 .40 31 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.
330
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
HIGH INCOME FUND
(c)
Class A shares
2019 $ 9 .44 $ 0 .56 ( $ 0 .13 ) $ 0 .43 ( $ 0 .58 ) $ – ( $ 0 .58 ) $ 9 .29
2018 9 .97 0 .53 ( 0 .53 ) – ( 0 .53 ) – ( 0 .53 ) 9 .44
2017 9 .80 0 .48 0 .16 0 .64 ( 0 .47 ) – ( 0 .47 ) 9 .97
2016 9 .64 0 .51 0 .16 0 .67 ( 0 .51 ) – ( 0 .51 ) 9 .80
2015 10 .49 0 .51 ( 0 .75 ) ( 0 .24 ) ( 0 .53 ) ( 0 .08 ) ( 0 .61 ) 9 .64
HIGH YIELD FUND
Class A shares
2019 7 .11 0 .38 0 .06 0 .44 ( 0 .40 ) – ( 0 .40 ) 7 .15
2018 7 .55 0 .39 ( 0 .42 ) ( 0 .03 ) ( 0 .41 ) – ( 0 .41 ) 7 .11
2017 7 .24 0 .38 0 .30 0 .68 ( 0 .37 ) – ( 0 .37 ) 7 .55
2016 7 .16 0 .40 0 .11 0 .51 ( 0 .43 ) – ( 0 .43 ) 7 .24
2015 7 .72 0 .40 ( 0 .47 ) ( 0 .07 ) ( 0 .41 ) ( 0 .08 ) ( 0 .49 ) 7 .16
Class C shares
2019 7 .19 0 .34 0 .05 0 .39 ( 0 .35 ) – ( 0 .35 ) 7 .23
2018 7 .63 0 .34 ( 0 .43 ) ( 0 .09 ) ( 0 .35 ) – ( 0 .35 ) 7 .19
2017 7 .31 0 .33 0 .31 0 .64 ( 0 .32 ) – ( 0 .32 ) 7 .63
2016 7 .23 0 .35 0 .11 0 .46 ( 0 .38 ) – ( 0 .38 ) 7 .31
2015 7 .78 0 .35 ( 0 .47 ) ( 0 .12 ) ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 7 .23

See accompanying notes.
331
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .65% (d) $ 5,543 1 .05% (a) ,(e) 5 .98% 56 .5%
0 .07 (d) 6,376 1 .05 (a) ,(e) 5 .50 42 .5
6 .67 6,031 1 .05 (a) ,(e) 4 .80 104 .8
7 .31 5,426 1 .05 (a) ,(e) 5 .36 51 .5
( 2 .37 ) 3,981 1 .05 (a) ,(e) 4 .96 49 .6
6 .36 615,367 0 .94 5 .40 49 .8
( 0 .45 ) 609,934 0 .92 5 .35 42 .0
9 .63 851,070 0 .91 5 .12 51 .2
7 .55 933,518 0 .90 5 .74 42 .7
( 0 .90 ) 1,039,461 0 .88 5 .42 45 .1
5 .52 170,730 1 .67 4 .72 49 .8
( 1 .16 ) 259,729 1 .63 4 .64 42 .0
8 .89 339,347 1 .63 4 .40 51 .2
6 .68 382,177 1 .65 5 .00 42 .7
( 1 .50 ) 415,004 1 .63 4 .69 45 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.
332
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total
Dividends and
Distributions
Net Asset
Value, End of
Period Total Return(b)
INCOME FUND
Class A shares
2019 $ 9.18 $ 0.24 $ 0.64 $ 0.88 ( $ 0.28) ( $ 0.28) $ 9.78 9.73% (c)
2018 9.56 0.28 (0.37) (0.09) (0.29) (0.29) 9.18 (0.94)
2017 9.64 0.25 (0.05) 0.20 (0.28) (0.28) 9.56 2 .13
2016 9.48 0.27 0.21 0.48 (0.32) (0.32) 9.64 5.12
2015 9.76 0.27 (0.26) 0.01 (0.29) (0.29) 9.48 0.06
Class C shares
2019 9.23 0.16 0.66 0.82 (0.20) (0.20) 9.85 8.99
2018 9.62 0.21 (0.38) (0.17) (0.22) (0.22) 9.23 (1.82)
2017 9.69 0.18 (0.05) 0.13 (0.20) (0.20) 9.62 1.40
2016 9.53 0.19 0.21 0.40 (0.24) (0.24) 9.69 4.25
2015 9.81 0.20 (0.27) (0.07) (0.21) (0.21) 9.53 (0.73)
INFLATION PROTECTION FUND
Class A shares
2019 8.16 0.10 0.52 0.62 (0.33) (0.33) 8.45 7 .75
2018 8.47 0.17 (0.32) (0.15) (0.16) (0.16) 8.16 (1.92) (c)
2017 8.62 0.11 (0.20) (0.09) (0.06) (0.06) 8.47 (0 .87) (c)
2016 8.29 0.03 0.36 0.39 (0.06) (0.06) 8.62 4.72
2015 8.62 0.01 (0.23) (0.22) (0.11) (0.11) 8.29 (2.62)

See accompanying notes.
333
Financial Highlights (Continued)
Principal Funds, Inc.
Net Assets, End of Period (in thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
$ 261,383 0.88% 2.52% 19. 8%
226,417 0.88 3.01 9.2
254,848 0.87 2.67 12.5
273,241 0.88 2.81 12.9
265,113 0.87 2.82 11.5
49,336 1.71 1.71 19. 8
52,031 1.67 2.21 9.2
62,012 1.68 1.86 12.5
66,576 1.69 2 .00 12.9
64,349 1.66 2.02 11.5
10,192 0.90 (d) 1.23 68.4
10,052 0.90 (d) 2.00 84.0
11,735 0.90 (d) 1.31 60.9
13,910 0.90 (d) 0.30 62.0
13,490 0.90 (d) 0.09 54.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.

See accompanying notes.
334
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2019 $ 24.03 $ 0.47 $ 1.20 $ 1.67 ( $ 0.17) ( $ 0.51) ( $ 0.68) $ 25.02
2018 29.17 0.23 (5.10) (4.87) (0.27) – (0.27) 24.03
2017 22.74 0.23 6.40 6.63 (0.20) – (0.20) 29.17
2016 21.37 0.11 1.32 1.43 (0.06) – (0.06) 22.74
2015 25.01 0 .19 (3.56) (3.37) (0.27) – (0.27) 21.37
Class C shares
2019 22.76 0.18 1.18 1.36 – (0.51) (0.51) 23.61
2018 27.68 (0.06) (4.85) (4.91) (0.01) – (0.01) 22.76
2017 21.61 (0.03) 6.10 6.07 – – – 27.68
2016 20.45 (0.10) 1.26 1.16 – – – 21.61
2015 23.96 (0.06) (3.39) (3.45) (0.06) – (0.06) 20.45
INTERNATIONAL FUND I
Class A shares
2019 14.06 0.30 1.39 1.69 (0.26) (0.66) (0.92) 14.83
2018 16.60 0.24 (2.67) ( 2 .43) (0.11) – (0.11) 14.06
2017 12.99 0.12 3.55 3.67 (0.06) – (0.06) 16.60
2016 13.45 0.07 (0.45) (0.38) (0.08) – (0.08) 12.99
2015 13.63 0.14 (0.01) 0.13 (0.31) – (0.31) 13.45
LARGECAP GROWTH FUND I
Class A shares
2019 15.08 (0.05) 2.26 2.21 – (1.70) (1.70) 15.59
2018 14.62 (0.05) 1.90 1.85 – (1.39) (1.39) 15 .08
2017 11.79 (0.05) 3.41 3.36 – (0.53) (0.53) 14.62
2016 13.31 (0.05) 0.02 (0.03) – (1.49) (1.49) 11.79
2015 13.47 (0.06) 1.17 1.11 – (1.27) (1.27) 13.31

See accompanying notes.
335
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7.22% $ 77,559 1.57% (c) 1.91% 148.3%
(16.88) 79,698 1.62 (c ),( d) 0.81 118.1
29.49 98,679 1.62 (c ),( d) 0.90 97.4
6.75 77,283 1.75 (c) 0.53 120.3
(13.56) 78,797 1.75 (c) 0.79 88.4
6.23 (e) 8,234 2.55 (c) 0.76 148.3
(17.78) (e) 10,972 2.67 (c ),( d) (0.22) 118.1
28.19 (e) 13,144 2 .67 (c ),( d) (0.14) 97.4
5.62 (e) 9,220 2.80 (c) (0.51) 120.3
(14.43) 9,388 2.80 (c) (0.25) 88.4
13.58 10,207 1.32 (c) 2.16 71.0
(14.75) 7,737 1.45 (c) 1.47 70.2
28.41 6,867 1.45 (c) 0.84 66.6
(2.91) (e) 3,992 1.45 (c) 0.54 69.9
0.96 (e) 5,303 1.45 (c) 1.02 52.8
17.51 (e) 414,599 1.00 (c) (0.37) 28.1
13.21 (e) 39,217 1.04 (c) (0.36) 34.8
29.68 23,722 1.16 (c) (0.36) 38.5
(0.21) 22,488 1.15 (c) (0.41) 32.8
9.22 14,606 1.25 (c) (0.50) 39.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
336
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2019 $ 17 .99 $ 0 .31 $ 1 .92 $ 2 .23 ( $ 0 .28 ) ( $ 0 .84 ) ( $ 1 .12 ) $ 19 .10
2018 17 .96 0 .29 0 .92 1 .21 ( 0 .25 ) ( 0 .93 ) ( 1 .18 ) 17 .99
2017 15 .02 0 .26 3 .14 3 .40 ( 0 .26 ) ( 0 .20 ) ( 0 .46 ) 17 .96
2016 14 .79 0 .25 0 .32 0 .57 ( 0 .22 ) ( 0 .12 ) ( 0 .34 ) 15 .02
2015 14 .35 0 .23 0 .44 0 .67 ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 14 .79
Class C shares
2019 17 .51 0 .16 1 .89 2 .05 ( 0 .15 ) ( 0 .84 ) ( 0 .99 ) 18 .57
2018 17 .54 0 .13 0 .90 1 .03 ( 0 .13 ) ( 0 .93 ) ( 1 .06 ) 17 .51
2017 14 .69 0 .12 3 .08 3 .20 ( 0 .15 ) ( 0 .20 ) ( 0 .35 ) 17 .54
2016 14 .49 0 .13 0 .31 0 .44 ( 0 .12 ) ( 0 .12 ) ( 0 .24 ) 14 .69
2015 14 .08 0 .11 0 .44 0 .55 ( 0 .13 ) ( 0 .01 ) ( 0 .14 ) 14 .49
MIDCAP FUND
Class A shares
2019 26 .24 0 .01 6 .64 6 .65 – ( 2 .74 ) ( 2 .74 ) 30 .15
2018 26 .90 ( 0 .04 ) 0 .29 0 .25 – ( 0 .91 ) ( 0 .91 ) 26 .24
2017 21 .79 ( 0 .02 ) 5 .63 5 .61 ( 0 .03 ) ( 0 .47 ) ( 0 .50 ) 26 .90
2016 22 .25 0 .04 0 .79 0 .83 – ( 1 .29 ) ( 1 .29 ) 21 .79
2015 21 .99 ( 0 .01 ) 1 .35 1 .34 – ( 1 .08 ) ( 1 .08 ) 22 .25
Class C shares
2019 23 .77 ( 0 .16 ) 5 .90 5 .74 – ( 2 .74 ) ( 2 .74 ) 26 .77
2018 24 .63 ( 0 .22 ) 0 .27 0 .05 – ( 0 .91 ) ( 0 .91 ) 23 .77
2017 20 .10 ( 0 .18 ) 5 .18 5 .00 – ( 0 .47 ) ( 0 .47 ) 24 .63
2016 20 .77 ( 0 .11 ) 0 .73 0 .62 – ( 1 .29 ) ( 1 .29 ) 20 .10
2015 20 .74 ( 0 .17 ) 1 .28 1 .11 – ( 1 .08 ) ( 1 .08 ) 20 .77

See accompanying notes.
337
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .84% $ 435,070 0 .46% 1 .73% 3 .2%
6 .89 380,299 0 .44 1 .60 5 .8
23 .04 355,131 0 .46 1 .57 3 .4
3 .97 289,269 0 .48 1 .70 4 .2
4 .68 269,123 0 .48 1 .56 6 .3
12 .91 66,411 1 .30 (c) 0 .91 3 .2
5 .92 65,204 1 .30 (c) 0 .75 5 .8
22 .07 56,953 1 .30 (c) 0 .72 3 .4
3 .11 41,497 1 .30 (c) 0 .88 4 .2
3 .92 32,500 1 .30 (c) 0 .74 6 .3
29 .21 1,645,317 0 .98 0 .05 13 .6
0 .86 1,439,026 0 .96 ( 0 .14 ) 25 .8
26 .19 1,714,560 1 .00 ( 0 .10 ) 15 .4
4 .14 2,096,851 0 .99 0 .19 22 .4
6 .35 1,995,620 0 .98 ( 0 .06 ) 22 .6
28 .32 228,866 1 .70 ( 0 .67 ) 13 .6
0 .11 248,197 1 .69 ( 0 .86 ) 25 .8
25 .31 301,746 1 .71 ( 0 .81 ) 15 .4
3 .39 309,404 1 .73 ( 0 .57 ) 22 .4
5 .59 346,242 1 .71 ( 0 .79 ) 22 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.
338
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class A shares
2019(c) $ 13.56 $ 0.04 $ 0.67 $ 0.71 $ – $ – $ 14.27
MONEY MARKET FUND
Class A shares
2019 1.00 0.02 – 0.02 (0.02) (0.02) 1.00
2018 1.00 0.01 – 0.01 (0.01) (0.01) 1.00
2017 1.00 – 0.01 0.01 (0.01) (0.01) 1.00
2016 1.00 – – – – – 1.00
2015 1.00 – – – – – 1.00

See accompanying notes.
339
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.24% (d) $ 26,083 1.38% (a ),( e),(f) – % 0.51% (e) 60.0% (e)
1.98 242,127 0.50 (f) 0.60 (g) 1.94 0.0
1.36 231,844 0.52 (f) 0.63 (g) 1.34 0.0
0.53 245,177 0.53 0.53 (g) 0.47 0.0
0.00 451,554 0.50 0.54 (g) 0.00 0.0
0.00 465,970 0.20 0.53 (g) 0.00 0.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Period from April 2, 2019, date share class operations commenced, through October 31, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Excludes expense reimbursement from Manager.

See accompanying notes.
340
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2019 $ 63.24 $ 0.53 $ 5.65 $ 6.18 ( $ 0.66) ( $ 18.20) ( $ 18.86) $ 50.56
2018 63.68 0.84 3.47 4.31 (0.62) (4.13) (4.75) 63.24
2017 57.28 0.56 11.52 12.08 (0.59) (5.09) (5.68) 63.68
2016 59.26 0.64 0.39 1.03 (0.66) (2.35) (3.01) 57.28
2015 58.80 0.62 2.60 3.22 (0.53) (2.23) (2.76) 59.26
Class C shares
2019 48.95 0.09 3.34 3.43 (0.45) (18.20) (18.65) 33.73
2018 50.38 0.24 2.75 2.99 (0.29) (4.13) (4.42) 48.95
2017 46.47 0.06 9.21 9.27 (0.27) (5.09) (5.36) 50.38
2016 48.72 0.13 0.32 0.45 (0.35) (2.35) (2.70) 46.47
2015 48.88 0.12 2.15 2.27 (0.20) (2.23) (2.43) 48.72
REAL ESTATE SECURITIES FUND
Class A shares
2019 23.20 0.31 6.02 6.33 (0.33) (0.57) (0.90) 28.63
2018 23.65 0.35 0.11 0.46 (0.45) (0.46) (0.91) 23.20
2017 22.80 0.23 1.46 1.69 (0.24) (0.60) (0.84) 23.65
2016 23.22 0.25 0.87 1.12 (0.28) ( 1 .26) (1.54) 22.80
2015 22.25 0.25 1.19 1.44 (0.25) (0.22) (0.47) 23.22
Class C shares
2019 22.77 0.11 5 .91 6.02 (0.14) (0.57) (0.71) 28.08
2018 23.23 0.17 0.10 0.27 (0.27) (0.46) (0.73) 22.77
2017 22.42 0.05 1.43 1.48 (0.07) (0.60) (0.67) 23.23
2016 22.90 0.06 0.85 0.91 (0.13) (1.26) (1.39) 22.42
2015 21.95 0.08 1.17 1.25 (0.08) (0.22) (0.30) 22.90

See accompanying notes.
341
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17.38% $ 993,244 0.86% 1.10% 35.4%
6.95 950,601 0.83 1.30 36.3
22.53 970,151 0.82 0.94 20.1
1.91 878,686 0.84 1.13 34.5
5.72 933,710 0.84 1.06 14.0
16.38 39,154 1.70 0.28 35.4
6.09 51,955 1.65 0.48 36.3
21.54 52,721 1.65 0.12 20 .1
1.05 46,507 1.67 0.29 34.5
4.87 48,298 1.65 (c) 0 .25 14.0
28.09 370,891 1.26 1.20 20.1
1.99 277,447 1.25 1.51 22.7
7.59 297,516 1.28 1.00 24.3
4.99 (d) 370,306 1.25 1.08 24.8
6.57 (d) 289,165 1.30 1.08 26.2
27.10 53,250 2.05 0.44 20.1
1.19 47,303 2.03 0.73 22.7
6.75 50,302 2.05 0.21 24.3
4.17 52,388 2.07 (c) 0.27 24.8
5.71 42,051 2.07 (c) 0.35 26.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
342
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2019 $ 12 .01 $ 0 .27 $ 0 .31 $ 0 .58 ( $ 0 .27 ) $ – ( $ 0 .27 ) $ 12 .32
2018 12 .21 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) – ( 0 .24 ) 12 .01
2017 12 .23 0 .21 ( 0 .02 ) 0 .19 ( 0 .21 ) – ( 0 .21 ) 12 .21
2016 12 .18 0 .20 0 .06 0 .26 ( 0 .21 ) – ( 0 .21 ) 12 .23
2015 12 .23 0 .17 ( 0 .05 ) 0 .12 ( 0 .17 ) – ( 0 .17 ) 12 .18
Class C shares
2019 12 .01 0 .16 0 .32 0 .48 ( 0 .16 ) – ( 0 .16 ) 12 .33
2018 12 .21 0 .13 ( 0 .20 ) ( 0 .07 ) ( 0 .13 ) – ( 0 .13 ) 12 .01
2017 12 .24 0 .10 ( 0 .03 ) 0 .07 ( 0 .10 ) – ( 0 .10 ) 12 .21
2016 12 .18 0 .09 0 .07 0 .16 ( 0 .10 ) – ( 0 .10 ) 12 .24
2015 12 .24 0 .06 ( 0 .06 ) – ( 0 .06 ) – ( 0 .06 ) 12 .18
SMALLCAP FUND
Class A shares
2019 22 .60 0 .01 1 .09 1 .10 ( 0 .01 ) ( 2 .90 ) ( 2 .91 ) 20 .79
2018 24 .13 0 .01 0 .43 0 .44 – ( 1 .97 ) ( 1 .97 ) 22 .60
2017 20 .02 ( 0 .02 ) 4 .65 4 .63 ( 0 .09 ) ( 0 .43 ) ( 0 .52 ) 24 .13
2016 20 .62 0 .10 0 .04 0 .14 – ( 0 .74 ) ( 0 .74 ) 20 .02
2015 21 .74 ( 0 .04 ) 1 .39 1 .35 – ( 2 .47 ) ( 2 .47 ) 20 .62
Class C shares
2019 20 .33 ( 0 .14 ) 0 .91 0 .77 – ( 2 .90 ) ( 2 .90 ) 18 .20
2018 22 .06 ( 0 .16 ) 0 .40 0 .24 – ( 1 .97 ) ( 1 .97 ) 20 .33
2017 18 .40 ( 0 .19 ) 4 .28 4 .09 – ( 0 .43 ) ( 0 .43 ) 22 .06
2016 19 .16 ( 0 .05 ) 0 .03 ( 0 .02 ) – ( 0 .74 ) ( 0 .74 ) 18 .40
2015 20 .53 ( 0 .20 ) 1 .30 1 .10 – ( 2 .47 ) ( 2 .47 ) 19 .16

See accompanying notes.
343
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .88% $ 310,526 0 .69% 2 .22% 52 .4%
0 .31 292,426 0 .67 1 .98 57 .3
1 .55 325,872 0 .68 1 .72 59 .5
2 .17 340,470 0 .69 1 .63 53 .6
0 .98 297,899 0 .68 1 .39 56 .4
4 .03 51,869 1 .59 1 .33 52 .4
( 0 .59 ) 63,169 1 .57 1 .07 57 .3
0 .57 77,278 1 .57 0 .82 59 .5
1 .36 86,734 1 .57 0 .75 53 .6
0 .00 84,886 1 .57 0 .50 56 .4
7 .38 218,037 1 .22 0 .04 40 .0
1 .73 218,500 1 .18 0 .06 51 .6
23 .33 228,263 1 .23 ( 0 .11 ) 67 .5
0 .77 214,666 1 .24 (c) 0 .52 59 .1
6 .90 225,217 1 .23 (c) ( 0 .19 ) 69 .2
6 .44 26,671 2 .04 (c) ( 0 .77 ) 40 .0
0 .93 34,505 1 .98 (c) ( 0 .75 ) 51 .6
22 .39 31,527 2 .02 (c) ( 0 .91 ) 67 .5
( 0 .03 ) 25,294 2 .08 (c) ( 0 .31 ) 59 .1
5 .99 25,086 2 .07 (c) ( 1 .01 ) 69 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.
344
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class A shares
2019 $ 11.96 $ 0.05 $ 0.20 $ 0.25 ( $ 0.04) ( $ 1.78) ( $ 1.82) $ 10.39
2018 13.61 0.01 (0.36) ( 0 .35) – (1.30) (1.30) 11.96
2017 11.84 (0.02) 2.55 2.53 (0.04) (0.72) (0.76) 13.61
2016 12.68 0.01 0.45 0.46 (0.05) (1.25) (1.30) 11.84
2015 14.08 – 0.14 0.14 (0.04) (1.50) (1.54) 12.68
TAX-EXEMPT BOND FUND
Class A shares
2019 6.95 0.24 0.47 0.71 (0.23) – (0.23) 7.43
2018 7.24 0.28 (0.31) (0.03) (0.26) – (0.26) 6.95
2017 7.42 0.29 (0.20) 0.09 (0.27) – (0.27) 7.24
2016 7.34 0.28 0.06 0.34 (0.26) – (0.26) 7.42
2015 7.42 0.30 (0.07) 0.23 (0.31) – (0.31) 7.34
Class C shares
2019 6.97 0.19 0.47 0.66 (0.17) – (0.17) 7.46
2018 7.27 0.22 (0.32) (0.10) (0.20) – (0.20) 6.97
2017 7.44 0.23 (0.19) 0.04 (0.21) – (0.21) 7.27
2016 7 .36 0.21 0.07 0.28 (0.20) – (0.20) 7.44
2015 7.44 0.24 (0.07) 0.17 (0.25) – (0.25) 7.36

See accompanying notes.
345
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net
Investment Income to
Average Net Assets
Portfolio Turnover
Rate
4.63% $ 7,997 1.45% (a ),( c) N/A – % 0.45% 76.1%
(3.25) 7,529 1.45 (a ),( c) N/A – 0.04 84.1
21.53 6,994 1.45 (a ),( c) N/A – (0.12) 58.6
4.38 2,862 1.45 (a ),( c) N/A – 0.13 52.5
1.12 2,320 1 .45 (a ),( c) N/A – (0.01) 47.8
10.28 358,580 0.86% 0.79 (d) – 3.36 64 . 0
(0.42) 269,439 0.85 0.78 (d) – 3.87 65.8
1.29 277,289 0.83 0.79 (d) – 3.97 30.9
4.71 326,545 0.81 0.78 (d) – 3.68 33.7
3.17 226,170 0.81 0.79 (d) 0.81 4.06 21.0
9.51 39,162 1.67 1.60 (c ),( d) 1.74 (e) 2.55 64 . 0
(1.38) 26,337 1.67 1.60 (c ),( d) 1.73 (e) 3.05 65.8
0.60 27,133 1.64 1.60 (c ),( d) 1.68 (e) 3.16 30.9
3.84 31,846 1.63 1.60 (c ),( d) 1.69 (e) 2.84 33.7
2.32 14,771 1.62 1.60 (c ),( d) 1.78 (e) 3.25 21.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(e) Excludes expense reimbursement from Manager.

Report of Independent Registered Public Accounting Firm
346
To the Shareholders of Class A and C shares of California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained
Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Income Fund (formerly
High Yield Fund I), High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund I, LargeCap
S&P 500 Index Fund, MidCap Fund, MidCap Value Fund I, Money Market Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund,
SmallCap Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund,
Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High
Income Fund (formerly High Yield Fund I), High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap
Growth Fund I, LargeCap S&P 500 Index Fund, MidCap Fund, MidCap Value Fund I, Money Market Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund,
Short-Term Income Fund, SmallCap Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (collectively referred to as the “Funds”), (25 of the portfolios constituting
Principal Funds, Inc. ( the “Fund”)), including the schedules of investments, as of October 31, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (25 of the portfolios constituting the Fund) at October 31, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Individual portfolio constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
California Municipal Fund
Core Plus Bond Fund
Diversified International Fund
Equity Income Fund
Global Diversified Income Fund
Global Real Estate Securities Fund
Government & High Quality Bond Fund
High Income Fund (formerly High Yield
Fund I)
High Yield Fund
Income Fund
Inflation Protection Fund
International Emerging Markets Fund
International Fund I
LargeCap Growth Fund I
LargeCap S&P 500 Index Fund
MidCap Fund
Money Market Fund
Principal Capital Appreciation Fund
Real Estate Securities Fund
Short-Term Income Fund
SmallCap Fund
SmallCap Value Fund II
Tax-Exempt Bond Fund
For the year ended
October 31, 2019
For each of the two
years in the period ended
October 31, 2019
For each of the five years in the period
ended October 31, 2019
Finisterre Unconstrained Emerging
Markets Bond Fund
For the year ended
October 31, 2019
For each of the two
years in the period ended
October 31, 2019
For each of the three years in the period
ended October 31, 2019 and the period
from July 11, 2016, date operations
commenced, through October 31, 2016
MidCap Value Fund I
For the year ended
October 31, 2019
For each of the two
years in the period ended
October 31, 2019
For the period from April 2, 2019, date
share class operations commenced,
through October 31, 2019

Report of Independent Registered Public Accounting Firm
347
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian, agent banks, brokers and transfer agent or by other appropriate auditing procedures where replies from agent banks or brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
December 18, 2019

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2019 (unaudited)
348
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to
October 31, 2019), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee may apply to IRA accounts and 403(b) accounts within Class A and Class C shares. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value May 1,
2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Beginning
Account Value
May 1, 2019
Ending Account
Value October 31,
2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Annualized
Expense
Ratio
California Municipal Fund
Class A $ 1,000.00 $ 1,041.61 $ 4.17 $ 1,000.00 $ 1,021.12 $ 4.13 0.81%
Class C 1,000.00 1,037.08 8.47 1,000.00 1,016.89 8.39 1.65
California Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,041.60 4.07 1,000.00 1,021.17 4.03 0.79
Class C 1,000.00 1,037.10 8.37 1,000.00 1,016.88 8.32 1.63
Core Plus Bond Fund
Class A 1,000.00 1,052.53 4.55 1,000.00 1,020.77 4.48 0.88
Diversified International Fund
Class A 1,000.00 1,017.89 6.36 1,000.00 1,018.90 6.36 1.25
Class C 1,000.00 1,014.62 10.05 1,000.00 1,015.22 10.06 1.98
Equity Income Fund
Class A 1,000.00 1,052.38 4.76 1,000.00 1,020.57 4.69 0.92
Class C 1,000.00 1,048.72 8.52 1,000.00 1,016.89 8.39 1.65
Finisterre Unconstrained Emerging
Markets Bond Fund
Class A 1,000.00 1,063.46 6.24 1,000.00 1,019.16 6.11 1.20
Global Diversified Income Fund
Class A 1,000.00 1,033.67 5.13 1,000.00 1,020.16 5.09 1.00
Class C 1,000.00 1,029.76 9.11 1,000.00 1,016.23 9.05 1.78

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2019 (unaudited)
349
Actual Hypothetical
Beginning
Account
Value May 1,
2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Beginning
Account Value
May 1, 2019
Ending Account
Value October 31,
2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Annualized
Expense
Ratio
Global Diversified Income Fund (Excluding Dividends and Interest Expense
on Shorts and Short Sale Fees)
Class A $ 1,000.00 $ 1,033.67 $ 5.13 $ 1,000.00 $ 1,020.16 $ 5.09 1.00%
Class C 1,000.00 1,029.76 9.11 1,000.00 1,016.23 9.05 1.78
Global Real Estate Securities Fund
Class A 1,000.00 1,096.30 7.24 1,000.00 1,018.30 6.97 1.37
Class C 1,000.00 1,092.46 11.18 1,000.00 1,014.52 10.76 2.12
Government & High Quality Bond
Fund
Class A 1,000.00 1,039.00 4.27 1,000.00 1,021.02 4.23 0.83
Class C 1,000.00 1,034.85 8.36 1,000.00 1,016.99 8.29 1.63
High Income Fund
Class A 1,000.00 1,002.34 5.30 1,000.00 1,019.91 5.35 1.05
High Yield Fund
Class A 1,000.00 1,020.00 4.84 1,000.00 1,020.42 4.84 0.95
Class C 1,000.00 1,016.04 8.54 1,000.00 1,016.74 8.54 1.68
Income Fund
Class A 1,000.00 1,048.18 4.54 1,000.00 1,020.77 4.48 0.88
Class C 1,000.00 1,044.48 8.92 1,000.00 1,016.48 8.79 1.73
Inflation Protection Fund
Class A 1,000.00 1,034.25 4.61 1,000.00 1,020.67 4.58 0.90
International Emerging Markets
Fund
Class A 1,000.00 976.20 7.77 1,000.00 1,017.34 7.93 1.56
Class C 1,000.00 972.02 12.58 1,000.00 1,012.45 12.83 2.53
International Fund I
Class A 1,000.00 1,037.06 6.73 1,000.00 1,018.60 6.67 1.31
LargeCap Growth Fund I
Class A 1,000.00 1,034.51 5.03 1,000.00 1,020.27 4.99 0.98
LargeCap S&P 500 Index Fund
Class A 1,000.00 1,039.17 2.36 1,000.00 1,022.89 2.35 0.46
Class C 1,000.00 1,035.12 6.67 1,000.00 1,018.65 6.61 1.30
MidCap Fund
Class A 1,000.00 1,082.20 5.09 1,000.00 1,020.32 4.94 0.97
Class C 1,000.00 1,078.57 8.91 1,000.00 1,016.64 8.64 1.70
MidCap Value Fund I
Class A 1,000.00 1,019.29 7.13 1,000.00 1,018.15 7.12 1.40
Money Market Fund
Class A 1,000.00 1,009.53 2.53 1,000.00 1,022.68 2.55 0.50
Principal Capital Appreciation Fund
Class A 1,000.00 1,052.68 4.45 1,000.00 1,020.87 4.38 0.86
Class C 1,000.00 1,048.17 8.78 1,000.00 1,016.64 8.64 1.70
Real Estate Securities Fund
Class A 1,000.00 1,127.96 6.76 1,000.00 1,018.85 6.41 1.26
Class C 1,000.00 1,123.25 11.02 1,000.00 1,014.82 10.46 2.06
Short-Term Income Fund
Class A 1,000.00 1,023.41 3.57 1,000.00 1,021.68 3.57 0.70
Class C 1,000.00 1,018.78 8.09 1,000.00 1,017.19 8.08 1.59
SmallCap Fund
Class A 1,000.00 983.91 6.20 1,000.00 1,018.95 6.31 1.24
Class C 1,000.00 980.08 10.33 1,000.00 1,014.77 10.51 2.07
SmallCap Value Fund II
Class A 1,000.00 989.52 7.27 1,000.00 1,017.90 7.38 1.45

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2019 (unaudited)
350
Actual Hypothetical
Beginning
Account
Value May 1,
2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Beginning
Account Value
May 1, 2019
Ending Account
Value October 31,
2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Annualized
Expense
Ratio
Tax-Exempt Bond Fund
Class A $ 1,000.00 $ 1,041.14 $ 4.42 $ 1,000.00 $ 1,020.87 $ 4.38 0.86%
Class C 1,000.00 1,036.79 8.52 1,000.00 1,016.84 8.44 1.66
Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,041.1 0 4. 12 1,000.00 1,02 1.12 4. 08 0.8 0
Class C 1,000.00 1,036. 80 8. 21 1,000.00 1,01 7.04 8. 17 1.6 0
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)
352
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2019, July 2019, August 2019,
September 2019, October 2019 and November 2019 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
June 2019
Fund Net Income Realized Gain Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund 0.00% 100.00% 0.00%
Global Diversified Income Fund 57.33 0.00 42.67
Global Real Estate Securities Fund 45.14 54.86 0.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 27.66 0.00 72.34
Income Fund 0.00 0.00 100.00
July 2019
Fund Net Income Realized Gain Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund 51.10% 48.90% 0.00%
Global Diversified Income Fund 57.81 0.00 42.19
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 26.54 0.00 73.46
Income Fund 0.00 0.00 100.00
August 2019
Fund Net Income Realized Gain Capital Sources
Global Diversified Income Fund 69.15% 0.00% 30.85%
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 14.56 0.00 85.44
Income Fund 0.00 0.00 100.00
September 2019
Fund Net Income Realized Gain Capital Sources
Global Diversified Income Fund 88.18% 0.00% 11.82%
Global Real Estate Securities Fund 3.06 96.94 0.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 13.11 0.00 86.89
Income Fund 0.00 0.00 100.00
October 2019
Fund Net Income Realized Gain Capital Sources
Global Diversified Income Fund 84.96% 0.00% 15.04%
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 91.71 0.00 8.29
High Yield Fund 10.88 0.00 89.12
Income Fund 6.36 0.00 93.64
November 2019
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 21.95% 0.00% 78.05%
Global Diversified Income Fund 86.24 0.00 13.76
Government & High Quality Bond Fund 0.00 0.00 100.00

Principal Funds, Inc.
(unaudited)
353
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
November 2019
Fund Net Income Realized Gain Capital Sources
High Income Fund 78.67 0.00 21.33
High Yield Fund 7.47 0.00 92.53
Income Fund 14.69 0.00 85.31
Tax-Exempt Bond Fund 86.78 0.00 13.22

354
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 129 Durango Herald, Inc.;
McClatchy Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
1951
Retired. 129 McClatchy Newspapers, Inc.;
Frontier Communications,
Inc.; formerly, Herbalife Ltd.
Craig Damos
Director since 2008
Member, Audit Committee Member,
15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 129 None
Mark A. Grimmett
Lead Independent Director since 2011
Director since 2004
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
129 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 129 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 129 Armstrong World Industries,
Inc. and Equity Lifestyle
Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC.
Formerly, General Counsel, Investment Company
Institute
129 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Formerly, Executive Director, Herman Miller
Foundation; Formerly President, Herman Miller
Healthcare
129 SpartanNash; formerly:
Charlotte Russe; Follet
Corporation; PetSmart;
Spectrum Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 129 Denbury Resources Inc.
and Helmerich & Payne;
Formerly: Brown Advisory;
B/E Aerospace; WP Carey;
Nalco (and its successor
Ecolab)

355
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Director since 2019
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
129 None
Patrick Halter
Director since 2017
Member, Executive Committee
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
129 None

356
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Jennifer A. Block
Deputy Chief Compliance Officer
Des Moines, IA 50392
1973
Vice President and Counsel (2017-2018)
Assistant Counsel (2010-2017)
Assistant Secretary (2015-2018)
Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Senior Vice President, OppenheimerFunds (2011-
2019)
Principal Executive Officer, OC Private Capital
(2017-2019)
Tracy Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Prior thereto, Attorney in Private Practice
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2013, 2014-2017)

357
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
John Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

358
does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated March 1, 2019, and the Statement of Additional Information dated
March 1, 2019. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024
or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Fund. The Board is expected to review the operation and effectiveness of the Program in June 2020.

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BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) an amended sub-advisory agreement between Brown Advisory, LLC (“Brown”) and Principal Global Investors, LLC (the “Manager” or “PGI”) with respect to the
LargeCap Growth Fund I; and (2) the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds.
Brown Sub-Advisory Agreement – LargeCap Growth Fund I
On June 11, 2019, the Board considered for the LargeCap Growth Fund I (the “Fund”) the approval of an amended sub-advisory agreement
(the “Sub-advisory Agreement”) between the Manager and Brown Advisory, LLC (the “Sub-advisor”) in connection with a proposal to add a breakpoint to the sub-advisory fee schedule.
Nature, Quality and Extent of Services
The Board reviewed materials received from the Manager regarding the proposed amendment to the Fund’s Sub-advisory Agreement and noted that because the sub-advisory fee was paid by the Manager, the addition of a breakpoint to the sub-advisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Sub-advisor provides to the Fund and that the Sub-advisor’s obligations under the Sub-advisory
Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Sub-advisory Agreement other than the addition of a breakpoint to the sub-advisory fee schedule.
The Board considered that they had last approved the Sub-advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-advisor under the Sub advisory Agreement and had concluded, based upon the information provided, that the terms of the Sub-advisory Agreement were reasonable and that approval of the Sub-advisory
Agreement was in the best interests of the Fund.
Overall Conclusions
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Sub-
advisory Agreement.
Annual Review and Renewal of Management Agreement and Subadvisory Agreements
At its September 10, 2019 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act
(the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors,
LLC (the “Manager”) and PFI, on behalf of each of the sixty-four (64) series of PFI (each series is referred to as a “Fund”) (2) the Sub-
advisory Agreements between the Manager and each of AllianceBernstein L.P.; Barrow Hanley Mewhinney & Strauss, LLC; BlackRock
Financial Management, Inc.; BlackRock International Limited; Brown Advisory, LLC; Causeway Capital Management LLC; Columbus
Circle Investors; DDJ Capital Management, LLC; Eagle Asset Management, Inc.; Emerald Advisers, LLC; Finisterre Capital LLP; Hotchkis
and Wiley Capital Management, LLC; Logan Circle Partners, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Mellon
Investments Corporation; Neuberger Berman Investment Advisers LLC; Origin Asset Management LLP; Post Advisory Group, LLC;
Principal Real Estate Investors, LLC; Robert W. Baird & Co. Incorporated; Spectrum Asset Management, Inc.; T. Rowe Price Associates,
Inc.; Vaughan Nelson Investment Management, LP; Victory Capital Management Inc.; W. H. Reaves & Co., Inc.; and Westwood Management
Corp.; (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the
“Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreements
The Board considered, among other factors, that the Manager, along with Principal Management Corporation, the previous investment advisor to the Funds that merged with and into the Manager on May 1, 2017, and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. In addition, the Board considered the following factors for each of the Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund.

360
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreements.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the sub-advisors. The Board noted that the Manager’s process for the selection of Sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-
advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the Funds’ compliance history. The Board noted that they had reviewed and discussed information regarding the cost and quality of Fund portfolio transactions, including best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds, and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2019 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2019, and compared those returns to various agreed-upon performance measures, including, for all Funds other than the Government Money Market
Fund and the Money Market Fund, peer group data based upon a broad-based, industry category determined by Broadridge (“Performance
Universe”). For the Government Money Market Fund and the Money Market Fund, comparative performance information was provided by
I-Money Net.
For Funds or Sub-advisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2019, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2019, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance.
There were certain Funds, and certain Sub-advisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-
term performance of each such Fund or Sub-advisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or Sub advisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Sub-advisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub advisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee rate. For each Fund, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management fee rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class A shares, in each case as available, to investment advisory fee rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense
Universe”).
For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.
In evaluating the management fee rates, the Board considered a variety of factors, including the fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2018.The Board

361
considered that certain Funds with similar investment strategies and policies have different management fees and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the third quartile or better when compared to their
Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.
Profitability
The Board reviewed detailed information regarding revenues PGI received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended
December 31, 2018. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-advisors (Columbus Circle Investors, Finisterre Capital LLP, Origin Asset Management LLP, Post Advisory Group, LLC,
Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to PGI and its affiliates for the year ended December 31, 2018. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2018 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale. The Board noted
that the Principal LifeTime Funds and the Principal LifeTime Hybrid Funds do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fee schedules for the Government Money Market Fund, International Equity Index Fund, LargeCap
S&P 500 Index Fund, MidCap S&P 400 Index Fund, and SmallCap S&P 600 Index Fund do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain actions previously taken by the Board.
With regard to the LargeCap Growth Fund, the Board noted that the Board had previously approved the reorganization of the Fund into the
LargeCap Growth Fund I, subject to shareholder approval. The Board noted that the LargeCap Growth Fund’s contractual management fee rate, net management fee rate and total net expense ratio on the basis of Class A shares were in the first or second quartiles (14th, 21st and
29th percentiles, respectively) in the Expense Group and that the renewal of the Management Agreement would allow the Fund to operate until completion of the reorganization or provide for continuous operation of the Fund going forward in the event Fund shareholders do not approve the reorganization.
Sub-advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-advisor, the investment approach of the Sub-advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-advisors to the sub-advised Funds under the Sub-
advisory Agreements are satisfactory.
With respect to each Sub-advisory Agreement for which management proposed an amendment that would result in a reduction in the sub-
advisory fee rate, the Board considered the Manager’s representation that the amendment would not reduce the nature, quality or extent of the services the Sub-advisor provides and that the Sub-advisor’s obligations under the Sub advisory Agreement would remain the same in all material respects.

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Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-advisor is qualified and that either: (1) the investment performance of the Sub-advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub advised funds in the Expense Group and, if available, the Expense Universe.
With regard to the MidCap Growth Fund III, the Board accepted management’s proposals to amend the Fund’s Sub-advisory Agreements with each of Eagle Asset Management, Inc. and Robert W. Baird & Co. Incorporated to reduce the sub-advisory fee rates payable at each asset level and considered both the amended sub-advisory fee schedules and the pro forma rankings of the reduced sub-advisory fee rates in concluding that the Sub-advisory Agreements, as amended, should be renewed.
With regard to the Overseas Fund, the Board accepted management’s proposal to amend the Fund’s Sub-advisory Agreement with Barrow,
Hanley, Mewhinney, Strauss, LLC to reduce the sub-advisory fee rate payable at each asset level and considered both the amended sub-
advisory fee schedule and the pro forma ranking of the reduced sub-advisory fee rate in concluding that the Sub-advisory Agreement, as amended, should be renewed.
With regard to the SmallCap Growth Fund I, the Board accepted management’s proposals to amend the Fund’s Sub-advisory Agreement with
AllianceBernstein, L.P. to reduce the sub advisory fee rate payable at each asset level and to amend the Fund’s Sub-advisory Agreements with each of Brown Advisory, LLC and Emerald Advisers, LLC to reduce the sub advisory fee rates payable at certain asset levels and considered both the amended sub advisory fee schedules and the pro forma rankings of the reduced sub-advisory fee rates in concluding that the Sub-
advisory Agreements, as amended, should be renewed.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-advisor. The Board considered the profitability of the affiliated Sub advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-advisor when evaluating the sub advisory fees. The Board considered as a part of this analysis each Sub-advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub advisor were appropriate.
Special Circumstances
With regard to the LargeCap Growth Fund, the Board noted that the Board had previously approved the reorganization of the Fund into the
LargeCap Growth Fund I, subject to shareholder approval. The Board noted that the renewal of the Sub-advisory Agreement with Columbus
Circle Investors would allow the Fund to operate until completion of the reorganization or provide for continuous operation of the Fund going forward in the event Fund shareholders do not approve the reorganization.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

363
Joint Annual Meeting of Shareholders
Principal Funds, Inc.
Held May 22, 2019
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following funds:
6b. Approval of an amended fundamental investment restriction relating to diversification for the following fund:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following funds:
6d. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
Joint Annual Meeting of Shareholders
Principal Funds, Inc.
Held June 20, 2019 (Related to Proposals adjourned at May 22, 2019 meeting)
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
For Against Abstain Broker Non-Vote
California Municipal Fund 11,147,641.056 1,001,733.174 1,144,378.132 6,427,670.447
Inflation Protection Fund 171,452,001.175 16,500,313.261 112,098.380 823,321.032
SAM Conservative Growth Portfolio 77,695,755.223 34,392,017.140 6,086,172.418 20,522,506.309
SAM Strategic Growth Portfolio 54,248,595.165 4,602,672.190 8,942,924.050 10,844,557.711
Tax-Exempt Bond Fund 18,769,135.911 977,980.721 940,405.171 10,425,649.555
For Against Abstain Broker Non-Vote
California Municipal Fund 11,183,925.733 991,358.003 1,118,508.626 6,427,670.447
Inflation Protection Fund 148,012,604.346 39,693,342.031 358,466.439 823,321.032
SAM Conservative Growth Portfolio 78,087,381.374 35,190,199.220 4,896,364.187 20,522,506.309
SAM Strategic Growth Portfolio 54,120,116.110 6,917,565.639 6,756,509.656 10,844,557.711
SmallCap Fund 14,896,819.434 2,876,329.505 887,681.394 3,355,843.658
Tax-Exempt Bond Fund 18,794,885.956 1,012,794.440 879,841.407 10,425,649.555
For Against Abstain Broker Non-Vote
California Municipal Fund 11,657,882.691 463,905.582 1,172,004.089 6,427,670.447
Principal LifeTime 2060 Fund 11,038,932.411 5,454,092.695 5,580,355.491 114,106.690
SAM Conservative Growth Portfolio 82,134,705.726 32,719,222.696 3,320,016.359 20,522,506.309
Tax-Exempt Bond Fund 19,151,990.445 485,106.953 1,050,424.405 10,425,649.555
For Against Abstain Broker Non-Vote
California Municipal Fund 11,826,225.352 407,741.124 1,059,825.886 6,427,670.447
For Against Abstain Broker Non-Vote
California Municipal Fund 11,763,940.776 382,965.979 1,146,885.617 6,427,670.447
Tax-Exempt Bond Fund 19,110,735.335 486,147.318 1,090,639.150 10,425,649.555
For Against Abstain Broker Non-Vote
SAM Conservative Growth Portfolio 81,093,635.444 33,745,904.470 3,334,404.867 20,522,506.309
For Against Abstain Broker Non-Vote
California Municipal Fund 13,821,958.102 1,183,048.371 1,322,510.320 5,752,175.038
SAM Conservative Growth Portfolio 108,560,363.995 6,606,826.451 5,182,281.028 19,655,837.771
Tax-Exempt Bond Fund 22,677,026.756 1,057,608.062 1,289,900.326 9,582,241.208

364
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following funds:
6b. Approval of an amended fundamental investment restriction relating to diversification for the following fund:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
6d. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
Joint Annual Meeting of Shareholders
Principal Funds, Inc.
Held June 21, 2019 (Related to Proposals adjourned at May 22, 2019 and June 20, 2019 meetings)
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following fund:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following fund:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following fund:
For Against Abstain Broker Non-Vote
California Municipal Fund 13,851,798.464 1,172,403.246 1,303,315.083 5,752,175.038
SAM Conservative Growth Portfolio 109,029,722.259 7,226,100.812 4,039,648.403 19,655,837.771
Tax-Exempt Bond Fund 22,665,921.823 1,087,321.541 1,271,291.780 9,582,241.208
For Against Abstain Broker Non-Vote
California Municipal Fund 14,446,051.569 529,322.835 1,352,142.389 5,752,175.038
Principal LifeTime 2060 Fund 13,909,092.795 1,020,840.960 7,143,446.842 114,106.690
SAM Conservative Growth Portfolio 110,959,931.724 5,987,934.549 3,401,605.201 19,655,837.771
Tax-Exempt Bond Fund 23,082,460.442 460,564.329 1,481,510.373 9,582,241.208
For Against Abstain Broker Non-Vote
California Municipal Fund 14,594,771.939 494,626.196 1,238,118.658 5,752,175.038
For Against Abstain Broker Non-Vote
California Municipal Fund 14,574,844.928 422,678.207 1,329,993.658 5,752,175.038
Tax-Exempt Bond Fund 23,032,454.855 494,908.832 1,497,171.567 9,582,241.208
For Against Abstain Broker Non-Vote
SAM Conservative Growth Portfolio 110,840,329.089 6,110,683.377 3,398,459.008 19,655,837.771
For Against Abstain Broker Non-Vote
California Municipal Fund 13,831,203.429 1,183,839.772 1,323,395.166 5,257,015.781
Tax-Exempt Bond Fund 22,756,702.662 1,078,000.376 1,289,936.811 9,055,486.136
For Against Abstain Broker Non-Vote
California Municipal Fund 13,861,063.783 1,173,187.546 1,304,187.038 5,257,015.781
Tax-Exempt Bond Fund 22,666,561.675 1,186,750.445 1,271,327.729 9,055,486.136
For Against Abstain Broker Non-Vote
California Municipal Fund 14,455,714.369 529,767.991 1,353,047.007 5,257,015.781
Tax-Exempt Bond Fund 23,162,147.811 480,939.756 1,481,552.282 9,055,486.136

365
6b. Approval of an amended fundamental investment restriction relating to diversification for the following fund:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
Special Meeting of Shareholders
Principal Funds, Inc.
Held June 21, 2019
Approval of a new sub-advisory agreement with Post Advisory Group, LLC for the following fund:
Special Meeting of Shareholders
Principal Funds, Inc.
Held October 4, 2019
Approval of a plan of acquisition providing for the reorganization of the LargeCap Growth Fund into the LargeCap Growth Fund I:
For Against Abstain Broker Non-Vote
California Municipal Fund 14,604,534.257 494,957.083 1,238,947.027 5,257,015.781
For Against Abstain Broker Non-Vote
California Municipal Fund 14,584,593.918 422,961.031 1,330,883.418 5,257,015.781
Tax-Exempt Bond Fund 23,132,503.216 494,922.833 1,497,213.800 9,055,486.136
For Against Abstain Broker Non-Vote
High Income Fund 337,460,508.242 342.481 4,607,800.743 -
For Against Abstain Broker Non-Vote
LargeCap Growth Fund I 52,411,826.318 1,914,907.949 9,054,382.836 -

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2019 (unaudited)
366
Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended October 31,
2019 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2019 , that qualifies for the Dividends Received Deduction are as follows:
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The QDI percentages of ordinary income distributions are as follows:
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended October 31, 2019 , are as follows:
DRD
Core Plus Bond Fund 1.11%
Equity Income Fund 82.67
Global Diversified Income Fund 8.73
Global Real Estate Securities Fund 0.33
High Income Fund 0.08
High Yield Fund 0.02
Income Fund 2.46
International Emerging Markets Fund 0.05
LargeCap Growth Fund I 100.00
LargeCap S&P 500 Index Fund 99.27
MidCap Fund 100.00
MidCap Value Fund I 66.28
Principal Capital Appreciation Fund 79.02
Real Estate Securities Fund 0.79
SmallCap Fund 31.89
SmallCap Value Fund II 56.07
QDI
Core Plus Bond Fund 2.82%
Diversified International Fund 100.00
Equity Income Fund 100.00
Finisterre Unconstrained Emerging Markets Bond
Fund 0.75
Global Diversified Income Fund 15.22
Global Real Estate Securities Fund 28.05
High Income Fund 0.10
High Yield Fund 0.03
Income Fund 2.46
International Emerging Markets Fund 100.00
International Fund I 100.00
LargeCap Growth Fund I 100.00
LargeCap S&P 500 Index Fund 100.00
MidCap Fund 100.00
MidCap Value Fund I 69.27
Principal Capital Appreciation Fund 83.04
Real Estate Securities Fund 7.27
SmallCap Fund 33.04
SmallCap Value Fund II 58.31
Foreign Taxes
Per Share
Diversified International Fund $ 0.0327
Finisterre Unconstrained Emerging Markets Bond
Fund 0.0059
International Emerging Markets Fund 0.1071
International Fund I 0.0413

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2019 (unaudited)
367
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2019 Principal Financial Services, Inc. | FV400-13 | 10/2019 | 978199

Principal Strategic Asset Management Portfolios
and Principal LifeTime Funds
Class A & C Shares
Annual Report for
Asset Allocation Investments
October 31, 2019
Beginning on May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
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Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Letter from the President 1
Economic & Financial Market Review 2
Principal LifeTime 2010 Fund (unaudited) 3
Principal LifeTime 2020 Fund (unaudited) 5
Principal LifeTime 2030 Fund (unaudited) 7
Principal LifeTime 2040 Fund (unaudited) 9
Principal LifeTime 2050 Fund (unaudited) 11
Principal LifeTime Strategic Income Fund (unaudited) 13
SAM Balanced Portfolio (unaudited) 15
SAM Conservative Balanced Portfolio (unaudited) 17
SAM Conservative Growth Portfolio (unaudited) 19
SAM Flexible Income Portfolio (unaudited) 21
SAM Strategic Growth Portfolio (unaudited) 23
Financial Statements 25
Notes to Financial Statements 44
Schedules of Investments 51
Financial Highlights (includes performance information) 71
Report of Independent Registered Public Accounting Firm 81
Shareholder Expense Example 82
Supplemental Information 84

1
Kamal Bhatia
President, Principal Funds
GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP
Dear Shareholder,
The world economy is still at a crossroads. One road to further slowdown, the other to recovery. Slivers of good news suggest an upturn is coming, even though there haven’t been clear-cut signs of it. Lately, geopolitical risks dogging business leaders have lessened, and lagged positive impacts of easy central bank policies have become more apparent. The U.S. economy remains resilient. There are grounds to believe
Europe may be enjoying a tentative economic trough. Chinese activity is in a modest uptrend. Better industrial output reports in Korea and Japan hint that the manufacturing recession has started to fade. The global downturn of the last 20 months has been the third since the financial crisis and the biggest risk to this third upturn is flat profits and falling margins, which suggest it may be neither lengthy nor dynamic.
We continue to believe that the most prudent approach for investing is to select a portfolio allocation that is broadly diversified both across and within asset classes. We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you work toward and realize your financial goals.
I am honored to join our team at Principal Funds to continue the heritage of serving you for your retirement and wealth management goals.
Our goal is to meet clients with a variety of capabilities that service their needs and exceed their expectations.
The continued demand for product innovation combined with superior execution skills has become a key differentiator in our business. Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road or closer at hand.
1
Thanks for your continued trust and financial commitment to our funds family.
Sincerely,
Kamal Bhatia
President, Principal Funds
1
Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.
*
All data and market commentary from October 2019 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist and Robin Anderson, Ph.D., senior global economist.

2
Economic & Financial Market Review
The U.S. economy is doing fine. The labor market is robust; business surveys have improved; housing activity is accelerating; and consumer confidence stayed high. U.S. economic growth did decelerate a bit in the third quarter and investment contracted for a second quarter with broad-based weakness likely from trade uncertainty. However, consumers kept things humming with strong spending on durable goods.
Economic momentum may be on the uptick in China, too. Retail sales, industrial production and fixed investment all improved in September.
The Eurozone has been muddling through the world slowdown, but we hear whispers of better things. Third quarter growth in real gross domestic product (GDP) wasn’t as bad as expected, up 0.75%, seasonally adjusted annual rate. Household demand was decent and capital spending was unexpectedly good. The main weakness in Euro area growth has been exports outside the region. Japan is a different story. The two-percentage point rise in the value-added tax on October 1 pulled consumer spending forward, so retail sales will be weak for a while and
GDP may contract. There are some bright spots: industrial production was robust in September; machine tool orders and business surveys seem to be stabilizing; and the jobless rate rose two tenths in September, but, at 2.4%, it’s incredibly low.
Official interest rates keep falling and falling and falling. At the September meeting of the European Central Bank, the Governing Council lowered its official rate. The U.S. Federal Reserve reduced the fed funds rate 0.25% for a third time this year. The recently weaker U.S.
dollar is helping emerging country central banks drop their rates without fear of currency weakness. At the Bank of Japan’s October meeting, officials refrained from pushing rates more negative, but noted that if further action was needed, it would come.
*All data and market commentary from October 2019 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist, and
Robin Anderson, Ph.D., senior global economist.

3
Principal LifeTime 2010 Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal LifeTime 2010 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
* Securities described in the fund commentary may no longer be held in the fund.

4
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 9.43% 4.19% 6.64% 6/28/05
Including Sales Charge 5.32% 3.39% 6.23%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.06% 1.01%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 0.89% (1-year); 3.45% (5-year); 6.02% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

5
Principal LifeTime 2020 Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal LifeTime 2020 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
* Securities described in the fund commentary may no longer be held in the fund.

6
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 10.78% 5.13% 7.83% 6/28/05
Including Sales Charge 4.69% 3.95% 7.22%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.04% 1.04%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -1.62% (1-year); 4.02% (5-year); 6.92% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

7
Principal LifeTime 2030 Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal LifeTime 2030 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
* Securities described in the fund commentary may no longer be held in the fund.

8
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%.. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 11.81% 5.90% 8.69% 6/28/05
Including Sales Charge 5.68% 4.70% 8.07%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.10% 1.08%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -2.52% (1-year); 4.74% (5-year); 7.68% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

9
Principal LifeTime 2040 Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal LifeTime 2040 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
* Securities described in the fund commentary may no longer be held in the fund.

10
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 12.24% 6.44% 9.29% 6/28/05
Including Sales Charge 6.08% 5.25% 8.67%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.09% 1.05%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -3.11% (1-year); 5.25% (5-year); 8.23% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

11
Principal LifeTime 2050 Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal LifeTime 2050 seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
* Securities described in the fund commentary may no longer be held in the fund.

12
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 12.47% 6.74% 9.65% 6/28/05
Including Sales Charge 6.28% 5.54% 9.03%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.17% 1.07%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -3.65% (1-year); 5.55% (5-year); 8.54% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

13
Principal LifeTime Strategic Income Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Principal LifeTime Strategic Income seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance within U.S. equity was the largest driver of positive performance across the series as most of our investment options outperformed their respective benchmarks. The core fixed income asset class contributed as the manager benchmark, Barclays U.S.
Aggregate Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasurys. Active manager performance of the Real Estate Securities Fund was positive in the later dated portfolios where there is dedicated exposure to real estate investment trusts
(REITs). Manager performance in the international equity asset class was the largest detractor as the Diversified International, Overseas, and
International Emerging Markets investment options underperformed their benchmarks. All fixed income active managers underperformed their respective benchmarks, with the exception of the Global Multi-Strategy investment option. The Diversified Real Asset investment option underperformed its benchmark for the year, hurting performance in the near-dated vintages.
* Securities described in the fund commentary may no longer be held in the fund.

14
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 9.31% 3.59% 5.30% 6/28/05
Including Sales Charge 5.25% 2.80% 4.90%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.12% 1.00%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 1.60% (1-year); 2.88% (5-year); 4.82% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

15
SAM Balanced Portfolio
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
SAM Balanced Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The fund operates as a fund of funds. It generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
Security selection in large-cap growth equities was the largest contributor. Security selection in international developed market value equities aided performance. Security selection in mid-cap value equities contributed. Security selection in investment-grade corporate bonds was the largest detractor. Strategic allocation to multi-alternatives underperformed most equity and fixed income asset classes and hindered performance. Security selection in treasury inflation protected securities (TIPS) detracted.
* Securities described in the fund commentary may no longer be held in the fund.

16
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 11.57% 5.77% 8.27% 7/25/96
Including Sales Charge 5.45% 4.59% 7.66%
Class C Shares Excluding Sales Charge 10.77% 4.99% 7.47% 3/1/02
Including Sales Charge 9.77% 4.99% 7.47%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.25% 1.25%
Class C Shares
2.00% 2.00%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -0.97% (1-year); 4.64% (5-year); 7.37% (10-year)
Class C Shares: 3.07% (1-year); 5.04% (5-year); 7.17% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. The SAM Balanced Blended Index is composed of 45% Russell 300® Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, and 15% MSCI EAFE Index
NR.

17
SAM Conservative Balanced Portfolio
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
SAM Conservative Balanced Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The fund operates as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile.
Security selection in large-cap growth equities was the largest contributor. Security selection in Government bonds aided performance.
Security selection in international developed market value equities contributed. Security selection in investment-grade Corporate bonds was the largest detractor. Strategic and tactical allocation to multi-alternatives underperformed most equity and fixed income asset classes and hindered performance. Security selection in treasury inflation protected securities (TIPS) detracted.
* Securities described in the fund commentary may no longer be held in the fund

18
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 10.22% 4.72% 6.77% 7/25/96
Including Sales Charge 4.16% 3.54% 6.17%
Class C Shares Excluding Sales Charge 9.37% 3.93% 5.97% 3/1/02
Including Sales Charge 8.37% 3.93% 5.97%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.24% 1.24%
Class C Shares
1.99% 1.99%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -0.52% (1-year); 3.62% (5-year); 5.98% (10-year)
Class C Shares: 3.56% (1-year); 4.01% (5-year); 5.79% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. The SAM Conservative Balanced Blended Index is composed of 60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% 3000 Russell 3000 ® Index, and 10%
MSCI EAFE Index NR.

19
SAM Conservative Growth Portfolio
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
SAM Conservative Growth Portfolio seeks to provide long-term capital appreciation. The fund operates as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds").
It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile.
Security selection in large-cap growth equities was the largest contributor. Tactical underweight to fixed income aided performance, as fixed income underperformed equities. Security selection in mid-cap value equities contributed. Strategic and tactical allocation to multi-
alternatives underperformed most equity and fixed income asset classes and was the largest detractor. Security selection in investment-grade corporate bonds hindered performance. Strategic and tactical allocation to international emerging market equities, which underperformed their U.S. counterparts, detracted.
* Securities described in the fund commentary may no longer be held in the fund.

20
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 12.74% 6.76% 9.57% 7/25/96
Including Sales Charge 6.56% 5.56% 8.95%
Class C Shares Excluding Sales Charge 11.92% 5.97% 8.76% 3/1/02
Including Sales Charge 10.95% 5.97% 8.76%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.28% 1.28%
Class C Shares
2.03% 2.03%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -1.64% (1-year); 5.61% (5-year); 8.56% (10-year)
Class C Shares: 2.37% (1-year); 6.02% (5-year); 8.36% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. The SAM Growth Blended Index is composed of 60% Russell 3000 ® Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, and 20% MSCI EAFE Index
NR.

21
SAM Flexible Income Portfolio
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
SAM Flexible Income Port seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
The Portfolios operates as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and
Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund;
less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
Strategic and tactical overweight to real estate investment trusts (REITs), which was the top performing asset class, was the largest contributor.
Security selection in Government bonds aided performance. Strategic and tactical overweight to international real estate, which posted double-digit returns, contributed. Security selection in investment-grade corporate bonds was the largest detractor. Security selection in treasury inflation protected securities (TIPS) hindered performance. Strategic allocation to high yield bonds, which underperformed core fixed income, detracted.
* Securities described in the fund commentary may no longer be held in the fund.

22
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 9.93% 4.11% 5.92% 7/25/96
Including Sales Charge 5.82% 3.32% 5.52%
Class C Shares Excluding Sales Charge 9.02% 3.31% 5.12% 3/1/02
Including Sales Charge 8.02% 3.31% 5.12%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.11% 1.11%
Class C Shares
1.88% 1.88%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: 2.71% (1-year); 3.42% (5-year); 5.42% (10-year)
Class C Shares: 4.94% (1-year); 3.43% (5-year); 5.03% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. The SAM Flexible Income Blended Index is composed of 75% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Russell 3000 ® Index, and 5% MSCI EAFE
Index NR.

23
SAM Strategic Growth Portfolio
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
SAM Strategic Growth Portfolio seeks to provide long-term capital appreciation. The Portfolios operates as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
Security selection in large-cap growth equities was the largest contributor. Strategic and tactical overweight to real estate investment trusts
(REITs), which was the top performing asset class, aided performance. Security selection in mid-cap value equities contributed to performance.
Strategic underweight to large-cap growth equities, which was one of the top performing equity asset classes, was the largest detractor.
Strategic and tactical underweight to mid-cap growth equities, which was the top performing equity asset classes, hindered performance.
Strategic and tactical allocation to High Yield bonds, which underperformed core fixed income, detracted.
* Securities described in the fund commentary may no longer be held in the fund.

24
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* October 31, 2009 - October 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 13.89% 6.91% 10.27% 7/25/96
Including Sales Charge 7.64% 5.71% 9.64%
Class C Shares Excluding Sales Charge 13.01% 6.11% 9.43% 3/1/02
Including Sales Charge 12.09% 6.11% 9.43%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.31% 1.31%
Class C Shares
2.06% 2.06%
Average annual total returns* including sales charge as of 9/30/19:
Class A Shares: -2.23% (1-year); 5.72% (5-year); 9.15% (10-year)
Class C Shares: 1.74% (1-year); 6.10% (5-year); 8.95% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. The Strategic Growth Blended Index is composed of 70% Russell 3000 ® Index, 25% MSCI EAFE Index NR, and 5% Bloomberg Barclays U.S. Aggregate Bond
Index.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
25
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2010 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2030 Fund
Investment in affiliated Funds--at cost ...................................................
$ 657,040 $ 3,403,597 $ 4,521,019
Assets
Investment in affiliated Funds--at value .................................................... $ 727,147 $ 3,974,326 $ 5,479,393
Receivables:
Dividends and interest ................................................................. 570 1,710 1,819
Expense reimbursement from Manager ............................................... 2 – –
Expense reimbursement from Distributor ............................................. 5 22 30
Fund shares sold ....................................................................... 26 244 368
Investment securities sold ............................................................. 2,159 6,151 11,446
Total Assets   729,909 3,982,453 5,493,056
Liabilities
Accrued administrative service fees ........................................................ 4 20 23
Accrued distribution fees .................................................................... 42 178 230
Accrued service fees ........................................................................ 16 94 113
Accrued transfer agent fees ................................................................. 19 80 124
Accrued chief compliance officer fees ...................................................... – – 1
Accrued directors' expenses ................................................................. – 2 4
Accrued professional fees ................................................................... 18 19 20
Accrued other expenses ..................................................................... 21 48 85
Payables:
Expense reimbursement to Manager .................................................. – 6 5
Fund shares redeemed ................................................................. 2,185 6,442 11,806
Investment securities purchased ...................................................... 570 1,710 1,819
Total Liabilities
2,875 8,599 14,230
Net Assets Applicable to Outstanding Shares ............................................
$ 727,034 $ 3,973,854 $ 5,478,826
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 617,699 $ 3,134,625 $ 4,261,793
Total distributable earnings (accumulated loss) .............................................
109,335 839,229 1,217,033
Total Net Assets
$ 727,034 $ 3,973,854 $ 5,478,826
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 650,000 1,100,000 1,400,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 27,312 $ 102,763 $ 125,814
Shares Issued and Outstanding ........................................................ 2,026 7,121 8,474
Net Asset Value per share ............................................................. $ 13 .48 $ 14 .43 $ 14 .85
Maximum Offering Price .............................................................
$ 14 .01 $ 15 .27 $ 15 .71
Class J : Net Assets .......................................................................... $ 212,675 $ 880,475 $ 1,197,486
Shares Issued and Outstanding ........................................................ 15,941 61,739 81,084
Net Asset Value per share .............................................................
$ 13 .34
(a)
$ 14 .26
(a)
$ 14 .77
(a)
Institutional : Net Assets ..................................................................... $ 414,444 $ 2,553,165 $ 3,620,578
Shares Issued and Outstanding ........................................................ 30,921 177,917 244,209
Net Asset Value per share .............................................................
$ 13 .40 $ 14 .35 $ 14 .83
R-1 : Net Assets .............................................................................. $ 3,967 $ 20,527 $ 22,286
Shares Issued and Outstanding ........................................................ 297 1,444 1,519
Net Asset Value per share .............................................................
$ 13 .34 $ 14 .22 $ 14 .68
R-2 : Net Assets .............................................................................. $ 3,517 $ 21,714 $ 25,321
Shares Issued and Outstanding ........................................................ 264 1,526 1,717
Net Asset Value per share .............................................................
$ 13 .34 $ 14 .23 $ 14 .75
R-3 : Net Assets .............................................................................. $ 26,022 $ 127,255 $ 153,293
Shares Issued and Outstanding ........................................................ 1,960 8,973 10,408
Net Asset Value per share .............................................................
$ 13 .28 $ 14 .18 $ 14 .73
R-4 : Net Assets .............................................................................. $ 11,749 $ 73,232 $ 89,004
Shares Issued and Outstanding ........................................................ 882 5,149 5,823
Net Asset Value per share .............................................................
$ 13 .32 $ 14 .22 $ 15 .28
R-5 : Net Assets .............................................................................. $ 27,348 $ 194,723 $ 245,044
Shares Issued and Outstanding ........................................................ 2,051 13,652 16,564
Net Asset Value per share .............................................................
$ 13 .33 $ 14 .26 $ 14 .79
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
26
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2040 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
Strategic Income Fund
Investment in affiliated Funds--at cost ...................................................
$ 3,003,515 $ 1,786,616 $ 384,269
Assets
Investment in affiliated Funds--at value .................................................... $ 3,798,667 $ 2,253,689 $ 417,210
Receivables:
Dividends and interest ................................................................. 944 311 414
Expense reimbursement from Manager ............................................... – – 2
Expense reimbursement from Distributor ............................................. 19 6 2
Fund shares sold ....................................................................... 271 1,255 72
Investment securities sold ............................................................. 5,613 1,056 1,252
Total Assets   3,805,514 2,256,317 418,952
Liabilities
Accrued administrative service fees ........................................................ 17 12 3
Accrued distribution fees .................................................................... 152 71 17
Accrued service fees ........................................................................ 81 52 10
Accrued transfer agent fees ................................................................. 112 84 9
Accrued directors' expenses ................................................................. 2 4 –
Accrued professional fees ................................................................... 19 18 18
Accrued other expenses ..................................................................... 64 43 14
Payables:
Expense reimbursement to Manager .................................................. – 4 –
Fund shares redeemed ................................................................. 5,872 2,304 1,324
Investment securities purchased ...................................................... 944 311 415
Total Liabilities
7,263 2,903 1,810
Net Assets Applicable to Outstanding Shares ............................................
$ 3,798,251 $ 2,253,414 $ 417,142
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,794,839 $ 1,665,150 $ 367,312
Total distributable earnings (accumulated loss) .............................................
1,003,412 588,264 49,830
Total Net Assets
$ 3,798,251 $ 2,253,414 $ 417,142
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,025,000 800,000 725,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 94,659 $ 76,784 $ 16,283
Shares Issued and Outstanding ........................................................ 6,133 4,832 1,310
Net Asset Value per share ............................................................. $ 15 .43 $ 15 .89 $ 12 .43
Maximum Offering Price .............................................................
$ 16 .33 $ 16 .81 $ 12 .91
Class J : Net Assets .......................................................................... $ 752,041 $ 238,083 $ 67,084
Shares Issued and Outstanding ........................................................ 48,169 15,506 5,472
Net Asset Value per share .............................................................
$ 15 .61
(a)
$ 15 .35
(a)
$ 12 .26
(a)
Institutional : Net Assets ..................................................................... $ 2,569,620 $ 1,693,422 $ 288,470
Shares Issued and Outstanding ........................................................ 162,966 106,927 23,386
Net Asset Value per share .............................................................
$ 15 .77 $ 15 .84 $ 12 .34
R-1 : Net Assets .............................................................................. $ 17,042 $ 12,804 $ 2,935
Shares Issued and Outstanding ........................................................ 1,096 821 238
Net Asset Value per share .............................................................
$ 15 .55 $ 15 .61 $ 12 .32
R-2 : Net Assets .............................................................................. $ 22,592 $ 15,492 $ 4,065
Shares Issued and Outstanding ........................................................ 1,448 991 330
Net Asset Value per share .............................................................
$ 15 .60 $ 15 .64 $ 12 .33
R-3 : Net Assets .............................................................................. $ 99,952 $ 67,825 $ 13,611
Shares Issued and Outstanding ........................................................ 6,440 4,347 1,116
Net Asset Value per share .............................................................
$ 15 .52 $ 15 .60 $ 12 .20
R-4 : Net Assets .............................................................................. $ 68,656 $ 45,136 $ 5,513
Shares Issued and Outstanding ........................................................ 4,413 2,873 451
Net Asset Value per share .............................................................
$ 15 .56 $ 15 .71 $ 12 .24
R-5 : Net Assets .............................................................................. $ 173,689 $ 103,868 $ 19,181
Shares Issued and Outstanding ........................................................ 11,083 6,591 1,557
Net Asset Value per share .............................................................
$ 15 .67 $ 15 .76 $ 12 .32
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
27
See accompanying notes.
Amounts in thousands, except per share amounts
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Investment in affiliated Funds--at cost ...................................................
$ 3,676,542 $ 1,486,254 $ 2,410,506
Assets
Investment in affiliated Funds--at value .................................................... $ 4,529,770 $ 1,702,204 $ 3,036,951
Receivables:
Dividends and interest ................................................................. 3,025 1,689 830
Expense reimbursement from Distributor ............................................. 28 17 15
Fund shares sold ....................................................................... 1,593 369 736
Investment securities sold ............................................................. 2,090 609 1,030
Total Assets   4,536,506 1,704,888 3,039,562
Liabilities
Accrued management and investment advisory fees ........................................ 1,054 396 704
Accrued administrative service fees ........................................................ 3 2 2
Accrued distribution fees .................................................................... 933 342 635
Accrued service fees ........................................................................ 17 10 11
Accrued transfer agent fees ................................................................. 413 129 300
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 4 2 2
Accrued professional fees ................................................................... 19 17 17
Accrued other expenses ..................................................................... 116 69 75
Payables:
Fund shares redeemed ................................................................. 3,434 869 1,663
Investment securities purchased ...................................................... 3,006 1,679 818
Total Liabilities
9,000 3,515 4,227
Net Assets Applicable to Outstanding Shares ............................................
$ 4,527,506 $ 1,701,373 $ 3,035,335
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,621,093 $ 1,478,090 $ 2,346,223
Total distributable earnings (accumulated loss) .............................................
906,413 223,283 689,112
Total Net Assets
$ 4,527,506 $ 1,701,373 $ 3,035,335
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,775,000 1,700,000 1,675,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 2,194,735 $ 553,362 $ 1,683,156
Shares Issued and Outstanding ........................................................ 139,543 45,492 95,890
Net Asset Value per share ............................................................. $ 15 .73 $ 12 .16 $ 17 .55
Maximum Offering Price .............................................................
$ 16 .65 $ 12 .87 $ 18 .57
Class C : Net Assets .......................................................................... $ 384,622 $ 160,672 $ 242,084
Shares Issued and Outstanding ........................................................ 24,880 13,363 15,049
Net Asset Value per share .............................................................
$ 15 .46
(a)
$ 12 .02
(a)
$ 16 .09
(a)
Class J : Net Assets .......................................................................... $ 1,092,386 $ 672,096 $ 582,101
Shares Issued and Outstanding ........................................................ 72,094 56,042 34,511
Net Asset Value per share .............................................................
$ 15 .15
(a)
$ 11 .99
(a)
$ 16 .87
(a)
Institutional : Net Assets ..................................................................... $ 778,336 $ 267,892 $ 474,902
Shares Issued and Outstanding ........................................................ 50,362 22,257 27,709
Net Asset Value per share .............................................................
$ 15 .45 $ 12 .04 $ 17 .14
R-1 : Net Assets .............................................................................. $ 2,901 $ 2,572 $ 1,131
Shares Issued and Outstanding ........................................................ 188 215 67
Net Asset Value per share .............................................................
$ 15 .41 $ 11 .98 $ 16 .89
R-2 : Net Assets .............................................................................. $ 2,229 $ 271 $ 996
Shares Issued and Outstanding ........................................................ 145 23 59
Net Asset Value per share .............................................................
$ 15 .38 $ 12 .10 $ 16 .90
R-3 : Net Assets .............................................................................. $ 24,192 $ 14,217 $ 17,303
Shares Issued and Outstanding ........................................................ 1,571 1,184 1,029
Net Asset Value per share .............................................................
$ 15 .40 $ 12 .01 $ 16 .82
R-4 : Net Assets .............................................................................. $ 13,455 $ 11,989 $ 6,943
Shares Issued and Outstanding ........................................................ 872 997 407
Net Asset Value per share .............................................................
$ 15 .44 $ 12 .03 $ 17 .05
R-5 : Net Assets .............................................................................. $ 34,650 $ 18,302 $ 26,719
Shares Issued and Outstanding ........................................................ 2,246 1,522 1,570
Net Asset Value per share .............................................................
$ 15 .43 $ 12 .03 $ 17 .01
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
28
See accompanying notes.
Amounts in thousands, except per share amounts
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Investment in affiliated Funds--at cost .................................................................................
$ 2,502,629 $ 1,570,641
Assets
Investment in affiliated Funds--at value .................................................................................. $ 2,704,499 $ 1,879,959
Receivables:
Dividends and interest ............................................................................................... 3,492 9
Expense reimbursement from Distributor ........................................................................... 29 8
Fund shares sold ..................................................................................................... 7,413 626
Investment securities sold ........................................................................................... – 65
Total Assets   2,715,433 1,880,667
Liabilities
Accrued management and investment advisory fees ...................................................................... 632 435
Accrued administrative service fees ...................................................................................... 1 1
Accrued distribution fees .................................................................................................. 595 392
Accrued service fees ...................................................................................................... 4 8
Accrued transfer agent fees ............................................................................................... 136 223
Accrued directors' expenses ............................................................................................... 3 1
Accrued professional fees ................................................................................................. 17 17
Accrued other expenses ................................................................................................... 69 68
Payables:
Dividends payable ................................................................................................... 5,590 –
Fund shares redeemed ............................................................................................... 1,435 611
Investment securities purchased .................................................................................... 3,654 –
Total Liabilities
12,136 1,756
Net Assets Applicable to Outstanding Shares ..........................................................................
$ 2,703,297 $ 1,878,911
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................................................. $ 2,516,578 $ 1,528,528
Total distributable earnings (accumulated loss) ...........................................................................
186,719 350,383
Total Net Assets
$ 2,703,297 $ 1,878,911
Capital Stock (par value: $.01 per share):
Shares authorized .......................................................................................................... 1,650,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets ........................................................................................................ $ 1,057,769 $ 1,114,994
Shares Issued and Outstanding ...................................................................................... 85,309 59,727
Net Asset Value per share ........................................................................................... $ 12 .40 $ 18 .67
Maximum Offering Price ...........................................................................................
$ 12 .88 $ 19 .76
Class C : Net Assets ........................................................................................................ $ 265,220 $ 139,759
Shares Issued and Outstanding ...................................................................................... 21,625 8,420
Net Asset Value per share ...........................................................................................
$ 12 .26
(a)
$ 16 .60
(a)
Class J : Net Assets ........................................................................................................ $ 1,139,080 $ 308,330
Shares Issued and Outstanding ...................................................................................... 92,714 17,196
Net Asset Value per share ...........................................................................................
$ 12 .29
(a)
$ 17 .93
(a)
Institutional : Net Assets ................................................................................................... $ 220,903 $ 278,919
Shares Issued and Outstanding ...................................................................................... 17,877 15,341
Net Asset Value per share ...........................................................................................
$ 12 .36 $ 18 .18
R-1 : Net Assets ............................................................................................................ $ 3,225 $ 413
Shares Issued and Outstanding ...................................................................................... 262 23
Net Asset Value per share ...........................................................................................
$ 12 .29 $ 17 .99
R-2 : Net Assets ............................................................................................................ $ 640 $ 2,439
Shares Issued and Outstanding ...................................................................................... 52 137
Net Asset Value per share ...........................................................................................
$ 12 .34 $ 17 .85
R-3 : Net Assets ............................................................................................................ $ 5,088 $ 7,794
Shares Issued and Outstanding ...................................................................................... 413 436
Net Asset Value per share ...........................................................................................
$ 12 .33 $ 17 .86
R-4 : Net Assets ............................................................................................................ $ 3,019 $ 9,416
Shares Issued and Outstanding ...................................................................................... 245 523
Net Asset Value per share ...........................................................................................
$ 12 .34 $ 18 .02
R-5 : Net Assets ............................................................................................................ $ 8,353 $ 16,847
Shares Issued and Outstanding ...................................................................................... 677 937
Net Asset Value per share ...........................................................................................
$ 12 .33 $ 17 .97
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
29
See accompanying notes.
Amounts in thousands
Principal LifeTime
2010 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 22,331 $ 112,022 $ 133,576
Total Income 22,331 112,022 133,576
Expenses:
Distribution f ees - Class A .................................................................. 67 253 300
Distribution f ees - Class J ................................................................... 319 1,315 1,748
Distribution f ees - R-1 ...................................................................... 15 79 79
Distribution f ees - R-2 ...................................................................... 17 73 79
Distribution f ees - R-3 ...................................................................... 69 342 390
Distribution f ees - R-4 ...................................................................... 14 91 107
Administrative service fees - R-1 ........................................................... 12 63 63
Administrative service fees - R-2 ........................................................... 11 48 53
Administrative service fees - R-3 ........................................................... 19 96 109
Administrative service fees - R-4 ........................................................... 4 27 32
Administrative service fees - R-5 ........................................................... 4 23 27
Registration fees - Class A .................................................................. 15 16 19
Registration fees - Class J ................................................................... 15 25 20
Registration fees - Institutional ............................................................. 33 82 102
Service fees - R-1 ........................................................................... 11 57 56
Service fees - R-2 ........................................................................... 14 60 66
Service fees - R-3 ........................................................................... 69 342 390
Service fees - R-4 ........................................................................... 35 228 267
Service fees - R-5 ........................................................................... 97 561 660
Shareholder meeting expense - Class A ..................................................... 2 6 10
Shareholder meeting expense - Class J ..................................................... 7 29 46
Shareholder reports - Class A ............................................................... 2 10 17
Shareholder reports - Class J ................................................................ 23 98 156
Shareholder reports - Institutional .......................................................... 1 2 2
Transfer agent fees - Class A ................................................................ 30 92 127
Transfer agent fees - Class J ................................................................ 85 269 420
Transfer agent fees - Institutional ........................................................... 21 69 90
Chief compliance officer expenses .......................................................... 1 5 7
Directors' expenses .......................................................................... 18 89 114
Professional fees ............................................................................ 23 26 27
Other expenses .............................................................................. 8 36 44
Total Gross Expenses 1,061 4,512 5,627
Less: Reimbursement from Manager - Class A ............................................. 17 – 22
Less: Reimbursement from Distributor - Class J ........................................... 64 263 350
Total Net Expenses 980 4,249 5,255
Net Investment Income (Loss) 21,351 107,773 128,321
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 19,228 121,998 23,510
Capital gain distribution received from affiliated Funds .................................... 16,956 146,111 251,957
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 12,294 44,808 207,739
Net Realized and Unrealized Gain (Loss) on investments 48,478 312,917 483,206
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 69,829 $ 420,690 $ 611,527

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
30
See accompanying notes.
Amounts in thousands
Principal LifeTime
2040 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
Strategic Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 83,755 $ 46,306 $ 12,644
Total Income 83,755 46,306 12,644
Expenses:
Distribution f ees - Class A .................................................................. 225 180 41
Distribution f ees - Class J ................................................................... 1,080 340 100
Distribution f ees - R-1 ...................................................................... 64 46 10
Distribution f ees - R-2 ...................................................................... 67 49 13
Distribution f ees - R-3 ...................................................................... 254 171 39
Distribution f ees - R-4 ...................................................................... 77 46 8
Administrative service fees - R-1 ........................................................... 51 37 8
Administrative service fees - R-2 ........................................................... 45 32 9
Administrative service fees - R-3 ........................................................... 71 48 11
Administrative service fees - R-4 ........................................................... 23 14 2
Administrative service fees - R-5 ........................................................... 18 11 2
Registration fees - Class A .................................................................. 17 17 16
Registration fees - Class J ................................................................... 20 17 15
Registration fees - Institutional ............................................................. 71 69 35
Service fees - R-1 ........................................................................... 46 33 7
Service fees - R-2 ........................................................................... 56 41 11
Service fees - R-3 ........................................................................... 253 171 39
Service fees - R-4 ........................................................................... 193 116 19
Service fees - R-5 ........................................................................... 459 282 49
Shareholder meeting expense - Class A ..................................................... 10 11 1
Shareholder meeting expense - Class J ..................................................... 36 19 4
Shareholder reports - Class A ............................................................... 16 17 2
Shareholder reports - Class J ................................................................ 120 62 10
Shareholder reports - Institutional .......................................................... 1 1 1
Transfer agent fees - Class A ................................................................ 117 128 25
Transfer agent fees - Class J ................................................................ 345 173 44
Transfer agent fees - Institutional ........................................................... 72 56 11
Chief compliance officer expenses .......................................................... 5 3 1
Directors' expenses .......................................................................... 79 50 12
Professional fees ............................................................................ 26 24 22
Other expenses .............................................................................. 31 19 6
Total Gross Expenses 3,948 2,283 573
Less: Reimbursement from Manager - Class A ............................................. 47 83 25
Less: Reimbursement from Distributor - Class J ........................................... 216 68 20
Total Net Expenses 3,685 2,132 528
Net Investment Income (Loss) 80,070 44,174 12,116
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 25,883 8,867 7,122
Capital gain distribution received from affiliated Funds .................................... 196,239 127,119 6,397
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 130,683 80,814 12,460
Net Realized and Unrealized Gain (Loss) on investments 352,805 216,800 25,979
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 432,875 $ 260,974 $ 38,095

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
31
See accompanying notes.
Amounts in thousands
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 119,049 $ 50,412 $ 66,029
Total Income 119,049 50,412 66,029
Expenses:
Management and investment advisory fees ................................................. 12,374 4,637 8,245
Distribution f ees - Class A .................................................................. 5,287 1,327 3,992
Distribution f ees - Class C .................................................................. 4,514 1,780 3,006
Distribution f ees - Class J ................................................................... 1,585 957 835
Distribution f ees - R-1 ...................................................................... 11 9 4
Distribution f ees - R-2 ...................................................................... 9 1 4
Distribution f ees - R-3 ...................................................................... 64 33 47
Distribution f ees - R-4 ...................................................................... 19 19 10
Administrative service fees - R-1 ........................................................... 9 7 3
Administrative service fees - R-2 ........................................................... 6 1 3
Administrative service fees - R-3 ........................................................... 18 9 13
Administrative service fees - R-4 ........................................................... 6 5 3
Administrative service fees - R-5 ........................................................... 3 2 3
Registration fees - Class A .................................................................. 45 29 35
Registration fees - Class C .................................................................. 21 15 16
Registration fees - Class J ................................................................... 28 31 20
Registration fees - Institutional ............................................................. 31 26 30
Service fees - R-1 ........................................................................... 8 6 3
Service fees - R-2 ........................................................................... 8 1 4
Service fees - R-3 ........................................................................... 64 33 47
Service fees - R-4 ........................................................................... 47 46 25
Service fees - R-5 ........................................................................... 89 44 64
Shareholder meeting expense - Class A ..................................................... 94 25 121
Shareholder meeting expense - Class C ..................................................... 22 8 23
Shareholder meeting expense - Class J ..................................................... 31 16 18
Shareholder meeting expense - Institutional ................................................ 1 1 2
Shareholder reports - Class A ............................................................... 171 44 148
Shareholder reports - Class C ............................................................... 49 18 39
Shareholder reports - Class J ................................................................ 110 57 64
Shareholder reports - Institutional .......................................................... 5 1 3
Transfer agent fees - Class A ................................................................ 1,579 414 1,253
Transfer agent fees - Class C ................................................................ 350 144 247
Transfer agent fees - Class J ................................................................ 274 163 168
Transfer agent fees - Institutional ........................................................... 52 19 34
Chief compliance officer expenses .......................................................... 6 2 4
Directors' expenses .......................................................................... 92 37 62
Professional fees ............................................................................ 27 24 25
Other expenses .............................................................................. 38 16 26
Total Gross Expenses 27,147 10,007 18,649
Less: Reimbursement from Manager - Class A ............................................. – 3 –
Less: Reimbursement from Manager - Class C ............................................. – 8 –
Less: Reimbursement from Manager - Institutional ........................................ – 7 –
Less: Reimbursement from Distributor - Class J ........................................... 317 191 167
Total Net Expenses 26,830 9,798 18,482
Net Investment Income (Loss) 92,219 40,614 47,547
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 32,825 4,330 3,111
Capital gain distribution received from affiliated Funds .................................... 86,552 22,001 83,172
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 276,965 96,659 221,815
Net Realized and Unrealized Gain (Loss) on investments 396,342 122,990 308,098
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 488,561 $ 163,604 $ 355,645

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
32
See accompanying notes.
Amounts in thousands
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ......................................................................................... $ 89,715 $ 36,208
Total Income 89,715 36,208
Expenses:
Management and investment advisory fees .............................................................................. 7,229 5,069
Distribution f ees - Class A ............................................................................................... 2,454 2,638
Distribution f ees - Class C ............................................................................................... 2,805 1,729
Distribution f ees - Class J ................................................................................................ 1,655 442
Distribution f ees - R-1 ................................................................................................... 8 2
Distribution f ees - R-2 ................................................................................................... 3 7
Distribution f ees - R-3 ................................................................................................... 13 21
Distribution f ees - R-4 ................................................................................................... 4 12
Administrative service fees - R-1 ........................................................................................ 6 1
Administrative service fees - R-2 ........................................................................................ 2 5
Administrative service fees - R-3 ........................................................................................ 4 6
Administrative service fees - R-4 ........................................................................................ 1 3
Administrative service fees - R-5 ........................................................................................ 1 2
Registration fees - Class A ............................................................................................... 54 29
Registration fees - Class C ............................................................................................... 17 16
Registration fees - Class J ................................................................................................ 38 19
Registration fees - Institutional .......................................................................................... 20 25
Service fees - R-1 ........................................................................................................ 6 1
Service fees - R-2 ........................................................................................................ 2 6
Service fees - R-3 ........................................................................................................ 13 21
Service fees - R-4 ........................................................................................................ 11 29
Service fees - R-5 ........................................................................................................ 22 40
Shareholder meeting expense - Class A .................................................................................. 31 85
Shareholder meeting expense - Class C .................................................................................. 13 15
Shareholder meeting expense - Class J .................................................................................. 23 13
Shareholder meeting expense - Institutional ............................................................................. 1 1
Shareholder reports - Class A ............................................................................................ 59 126
Shareholder reports - Class C ............................................................................................ 27 33
Shareholder reports - Class J ............................................................................................. 81 43
Shareholder reports - Institutional ....................................................................................... 5 2
Transfer agent fees - Class A ............................................................................................. 623 940
Transfer agent fees - Class C ............................................................................................. 215 180
Transfer agent fees - Class J ............................................................................................. 212 113
Transfer agent fees - Institutional ........................................................................................ 52 22
Chief compliance officer expenses ....................................................................................... 3 2
Directors' expenses ....................................................................................................... 56 39
Professional fees ......................................................................................................... 25 24
Other expenses ........................................................................................................... 24 17
Total Gross Expenses 15,818 11,778
Less: Reimbursement from Manager - Class A .......................................................................... 21 –
Less: Reimbursement from Manager - Class C .......................................................................... 28 –
Less: Reimbursement from Manager - Institutional ..................................................................... 2 –
Less: Reimbursement from Distributor - Class J ........................................................................ 331 88
Total Net Expenses 15,436 11,690
Net Investment Income (Loss) 74,279 24,518
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds .............................................................................. (1,660) 7,406
Capital gain distribution received from affiliated Funds ................................................................. 13,360 56,209
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ........................................................................................... 160,339 148,864
Net Realized and Unrealized Gain (Loss) on investments 172,039 212,479
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 246,318 $ 236,997

Statement of Changes in Net Assets
Principal Funds, Inc.
33
See accompanying notes.
Amounts in thousands Principal LifeTime 2010 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 21,351 $ 25,331
Net realized gain (loss) on investments ............................................................................................. 36,184 45,780
Net change in unrealized appreciation/depreciation of investments ................................................................
12,294 (73,360)
Net Increase (Decrease) in Net Assets Resulting from Operations 69,829 (2,249)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (61,532) (49,006)
Total Dividends and Distributions (61,532) (49,006)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(89,649) (181,509)
Total Increase (Decrease) in Net Assets (81,352) (232,764)
Net Assets
Beginning of period .................................................................................................................
808,386 1,041,150
End of period .......................................................................................................................
$ 727,034 $ 808,386
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 1,578 $ 4,069 $ 48,307 $ 405 $ 431 $ 2,006 $ 3,482 $ 2,746
Reinvested .................................. 1,999 16,644 35,501 335 405 2,099 1,249 3,273
Redeemed ...................................
(3,554) (26,799) (138,272) (1,598) (3,059) (8,331) (9,382) (23,183)
Net Increase (Decrease) .........................
$ 23 $ (6,086) $ (54,464) $ (858) $ (2,223) $ (4,226) $ (4,651) $ (17,164)
Shares:
Sold ....................................... 121 319 3,736 30 34 159 268 213
Reinvested .................................. 163 1,371 2,912 28 33 173 103 270
Redeemed ...................................
(274) (2,092) (10,772) (127) (232) (651) (734) (1,792)
Net Increase (Decrease) .........................
10 (402) (4,124) (69) (165) (319) (363) (1,309)
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 3,957 $ 8,891 $ 33,518 $ 844 $ 1,474 $ 5,334 $ 2,767 $ 6,547
Reinvested .................................. 1,374 11,684 30,138 245 259 1,817 1,041 2,422
Redeemed ...................................
(10,100) (40,658) (196,694) (2,312) (2,759) (17,423) (9,225) (14,650)
Net Increase (Decrease) .........................
$ (4,769) $ (20,083) $ (133,038) $ (1,223) $ (1,026) $ (10,272) $ (5,417) $ (5,681)
Shares:
Sold ....................................... 286 652 2,450 63 109 392 203 481
Reinvested .................................. 100 858 2,206 18 19 134 77 178
Redeemed ...................................
(730) (2,989) (14,450) (170) (202) (1,288) (683) (1,076)
Net Increase (Decrease) .........................
(344) (1,479) (9,794) (89) (74) (762) (403) (417)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (2,005) $ (16,665) $ (35,501) $ (335) $ (405) $ (2,099) $ (1,249) $ (3,273)
Total Dividends and Distributions
$ (2,005) $ (16,665) $ (35,501) $ (335) $ (405) $ (2,099) $ (1,249) $ (3,273)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (1,386) $ (11,698) $ (30,138) $ (245) $ (259) $ (1,817) $ (1,041) $ (2,422)
Total Dividends and Distributions
$ (1,386) $ (11,698) $ (30,138) $ (245) $ (259) $ (1,817) $ (1,041) $ (2,422)

Statement of Changes in Net Assets
Principal Funds, Inc.
34
See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 107,773 $ 137,887
Net realized gain (loss) on investments ............................................................................................. 268,109 205,578
Net change in unrealized appreciation/depreciation of investments ................................................................
44,808 (350,287)
Net Increase (Decrease) in Net Assets Resulting from Operations 420,690 (6,822)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (285,179) (297,035)
Total Dividends and Distributions (285,179) (297,035)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(564,400) (763,260)
Total Increase (Decrease) in Net Assets (428,889) (1,067,117)
Net Assets
Beginning of period .................................................................................................................
4,402,743 5,469,860
End of period .......................................................................................................................
$ 3,973,854 $ 4,402,743
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 8,216 $ 37,610 $ 118,879 $ 2,262 $ 3,433 $ 12,046 $ 7,679 $ 28,590
Reinvested .................................. 6,038 57,361 187,516 1,487 1,390 8,900 7,033 15,026
Redeemed ...................................
(16,260) (127,040) (704,055) (10,091) (10,407) (49,545) (56,769) (93,699)
Net Increase (Decrease) .........................
$ (2,006) $ (32,069) $ (397,660) $ (6,342) $ (5,584) $ (28,599) $ (42,057) $ (50,083)
Shares:
Sold ....................................... 595 2,743 8,922 166 254 896 565 2,105
Reinvested .................................. 472 4,544 14,769 118 110 708 559 1,189
Redeemed ...................................
(1,180) (9,330) (52,808) (755) (767) (3,684) (4,231) (6,855)
Net Increase (Decrease) .........................
(113) (2,043) (29,117) (471) (403) (2,080) (3,107) (3,561)
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 14,309 $ 51,995 $ 110,794 $ 2,728 $ 3,131 $ 17,454 $ 21,830 $ 47,287
Reinvested .................................. 5,830 52,801 201,631 1,589 1,975 10,528 7,394 14,932
Redeemed ...................................
(36,747) (134,802) (903,618) (11,190) (21,548) (80,239) (57,252) (84,072)
Net Increase (Decrease) .........................
$ (16,608) $ (30,006) $ (591,193) $ (6,873) $ (16,442) $ (52,257) $ (28,028) $ (21,853)
Shares:
Sold ....................................... 991 3,622 7,693 190 218 1,226 1,525 3,292
Reinvested .................................. 403 3,690 14,019 111 139 739 518 1,043
Redeemed ...................................
(2,526) (9,435) (63,049) (782) (1,502) (5,621) (3,995) (5,898)
Net Increase (Decrease) .........................
(1,132) (2,123) (41,337) (481) (1,145) (3,656) (1,952) (1,563)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (6,314) $ (57,416) $ (187,548) $ (1,487) $ (1,449) $ (8,902) $ (7,033) $ (15,030)
Total Dividends and Distributions
$ (6,314) $ (57,416) $ (187,548) $ (1,487) $ (1,449) $ (8,902) $ (7,033) $ (15,030)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (6,093) $ (52,849) $ (201,635) $ (1,589) $ (2,015) $ (10,528) $ (7,394) $ (14,932)
Total Dividends and Distributions
$ (6,093) $ (52,849) $ (201,635) $ (1,589) $ (2,015) $ (10,528) $ (7,394) $ (14,932)

Statement of Changes in Net Assets
Principal Funds, Inc.
35
See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 128,321 $ 165,326
Net realized gain (loss) on investments ............................................................................................. 275,467 311,572
Net change in unrealized appreciation/depreciation of investments ................................................................
207,739 (483,947)
Net Increase (Decrease) in Net Assets Resulting from Operations 611,527 (7,049)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (394,095) (369,546)
Total Dividends and Distributions (394,095) (369,546)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(242,682) (712,995)
Total Increase (Decrease) in Net Assets (25,250) (1,089,590)
Net Assets
Beginning of period .................................................................................................................
5,504,076 6,593,666
End of period .......................................................................................................................
$ 5,478,826 $ 5,504,076
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 11,039 $ 33,479 $ 216,475 $ 3,637 $ 2,834 $ 17,189 $ 12,415 $ 41,749
Reinvested .................................. 7,687 81,851 262,927 1,508 1,703 10,746 8,491 18,800
Redeemed ...................................
(14,272) (115,661) (623,817) (8,695) (8,570) (44,526) (64,849) (94,822)
Net Increase (Decrease) .........................
$ 4,454 $ (331) $ (144,415) $ (3,550) $ (4,033) $ (16,591) $ (43,943) $ (34,273)
Shares:
Sold ....................................... 789 2,401 15,831 261 204 1,235 856 2,985
Reinvested .................................. 598 6,405 20,511 119 133 843 642 1,468
Redeemed ...................................
(1,021) (8,252) (45,778) (630) (613) (3,197) (4,520) (6,731)
Net Increase (Decrease) .........................
366 554 (9,436) (250) (276) (1,119) (3,022) (2,278)
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 20,146 $ 58,746 $ 192,700 $ 2,628 $ 4,909 $ 24,277 $ 23,132 $ 49,152
Reinvested .................................. 6,881 68,490 254,694 1,582 2,064 11,012 8,386 16,131
Redeemed ...................................
(43,063) (122,908) (1,037,436) (11,216) (23,236) (79,115) (64,884) (76,067)
Net Increase (Decrease) .........................
$ (16,036) $ 4,328 $ (590,042) $ (7,006) $ (16,263) $ (43,826) $ (33,366) $ (10,784)
Shares:
Sold ....................................... 1,348 3,922 12,834 177 330 1,627 1,504 3,282
Reinvested .................................. 460 4,608 17,082 107 139 742 547 1,083
Redeemed ...................................
(2,876) (8,245) (69,710) (755) (1,545) (5,301) (4,207) (5,083)
Net Increase (Decrease) .........................
(1,068) 285 (39,794) (471) (1,076) (2,932) (2,156) (718)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (8,041) $ (81,858) $ (262,936) $ (1,509) $ (1,707) $ (10,753) $ (8,491) $ (18,800)
Total Dividends and Distributions
$ (8,041) $ (81,858) $ (262,936) $ (1,509) $ (1,707) $ (10,753) $ (8,491) $ (18,800)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (7,177) $ (68,494) $ (254,694) $ (1,582) $ (2,066) $ (11,015) $ (8,386) $ (16,132)
Total Dividends and Distributions
$ (7,177) $ (68,494) $ (254,694) $ (1,582) $ (2,066) $ (11,015) $ (8,386) $ (16,132)

Statement of Changes in Net Assets
Principal Funds, Inc.
36
See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 80,070 $ 99,154
Net realized gain (loss) on investments ............................................................................................. 222,122 255,356
Net change in unrealized appreciation/depreciation of investments ................................................................
130,683 (323,739)
Net Increase (Decrease) in Net Assets Resulting from Operations 432,875 30,771
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (300,183) (261,727)
Total Dividends and Distributions (300,183) (261,727)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(75,506) (515,797)
Total Increase (Decrease) in Net Assets 57,186 (746,753)
Net Assets
Beginning of period .................................................................................................................
3,741,065 4,487,818
End of period .......................................................................................................................
$ 3,798,251 $ 3,741,065
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 8,776 $ 24,912 $ 195,965 $ 2,106 $ 2,823 $ 10,500 $ 9,496 $ 30,766
Reinvested .................................. 6,760 56,074 205,005 1,399 1,534 7,931 7,013 14,270
Redeemed ...................................
(11,906) (58,823) (448,111) (6,366) (5,422) (28,895) (39,773) (61,540)
Net Increase (Decrease) .........................
$ 3,630 $ 22,163 $ (47,141) $ (2,861) $ (1,065) $ (10,464) $ (23,264) $ (16,504)
Shares:
Sold ....................................... 601 1,678 13,424 143 193 714 649 2,097
Reinvested .................................. 513 4,207 15,237 105 115 598 528 1,066
Redeemed ...................................
(818) (3,977) (31,109) (433) (366) (1,977) (2,761) (4,138)
Net Increase (Decrease) .........................
296 1,908 (2,448) (185) (58) (665) (1,584) (975)
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 15,431 $ 35,349 $ 145,680 $ 2,694 $ 3,512 $ 13,062 $ 12,989 $ 38,479
Reinvested .................................. 5,264 42,913 185,087 1,143 1,832 7,603 6,175 11,559
Redeemed ...................................
(27,937) (68,770) (771,348) (6,264) (17,865) (51,729) (42,854) (57,802)
Net Increase (Decrease) .........................
$ (7,242) $ 9,492 $ (440,581) $ (2,427) $ (12,521) $ (31,064) $ (23,690) $ (7,764)
Shares:
Sold ....................................... 985 2,226 9,045 170 220 824 822 2,402
Reinvested .................................. 338 2,726 11,662 73 117 486 394 732
Redeemed ...................................
(1,772) (4,323) (48,521) (395) (1,111) (3,270) (2,702) (3,621)
Net Increase (Decrease) .........................
(449) 629 (27,814) (152) (774) (1,960) (1,486) (487)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (6,926) $ (56,095) $ (205,005) $ (1,399) $ (1,544) $ (7,931) $ (7,013) $ (14,270)
Total Dividends and Distributions
$ (6,926) $ (56,095) $ (205,005) $ (1,399) $ (1,544) $ (7,931) $ (7,013) $ (14,270)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (5,394) $ (42,924) $ (185,087) $ (1,143) $ (1,842) $ (7,603) $ (6,175) $ (11,559)
Total Dividends and Distributions
$ (5,394) $ (42,924) $ (185,087) $ (1,143) $ (1,842) $ (7,603) $ (6,175) $ (11,559)

Statement of Changes in Net Assets
Principal Funds, Inc.
37
See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 44,174 $ 54,700
Net realized gain (loss) on investments ............................................................................................. 135,986 138,760
Net change in unrealized appreciation/depreciation of investments ................................................................
80,814 (175,766)
Net Increase (Decrease) in Net Assets Resulting from Operations 260,974 17,694
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (162,841) (126,863)
Total Dividends and Distributions (162,841) (126,863)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(23,857) (263,536)
Total Increase (Decrease) in Net Assets 74,276 (372,705)
Net Assets
Beginning of period .................................................................................................................
2,179,138 2,551,843
End of period .......................................................................................................................
$ 2,253,414 $ 2,179,138
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 10,381 $ 12,641 $ 181,526 $ 2,522 $ 2,733 $ 11,189 $ 7,679 $ 16,072
Reinvested .................................. 5,135 16,590 122,336 898 1,017 4,886 3,535 8,350
Redeemed ...................................
(15,638) (22,133) (307,706) (4,506) (5,171) (20,323) (16,455) (39,415)
Net Increase (Decrease) .........................
$ (122) $ 7,098 $ (3,844) $ (1,086) $ (1,421) $ (4,248) $ (5,241) $ (14,993)
Shares:
Sold ....................................... 692 864 12,457 171 185 758 518 1,088
Reinvested .................................. 383 1,278 9,149 68 77 370 266 627
Redeemed ...................................
(1,053) (1,526) (21,205) (309) (345) (1,386) (1,124) (2,650)
Net Increase (Decrease) .........................
22 616 401 (70) (83) (258) (340) (935)
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 15,754 $ 16,190 $ 136,702 $ 2,524 $ 3,268 $ 11,447 $ 10,983 $ 33,882
Reinvested .................................. 3,769 11,547 97,832 651 1,070 3,835 2,789 5,304
Redeemed ...................................
(25,195) (26,628) (472,065) (4,969) (12,574) (27,112) (27,415) (25,125)
Net Increase (Decrease) .........................
$ (5,672) $ 1,109 $ (237,531) $ (1,794) $ (8,236) $ (11,830) $ (13,643) $ 14,061
Shares:
Sold ....................................... 981 1,038 8,525 160 206 724 691 2,118
Reinvested .................................. 237 750 6,184 42 68 245 178 336
Redeemed ...................................
(1,574) (1,710) (29,706) (315) (782) (1,722) (1,726) (1,570)
Net Increase (Decrease) .........................
(356) 78 (14,997) (113) (508) (753) (857) 884
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (5,214) $ (16,590) $ (122,346) $ (898) $ (1,022) $ (4,886) $ (3,535) $ (8,350)
Total Dividends and Distributions
$ (5,214) $ (16,590) $ (122,346) $ (898) $ (1,022) $ (4,886) $ (3,535) $ (8,350)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (3,828) $ (11,550) $ (97,832) $ (651) $ (1,071) $ (3,838) $ (2,789) $ (5,304)
Total Dividends and Distributions
$ (3,828) $ (11,550) $ (97,832) $ (651) $ (1,071) $ (3,838) $ (2,789) $ (5,304)

Statement of Changes in Net Assets
Principal Funds, Inc.
38
See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 12,116 $ 13,708
Net realized gain (loss) on investments ............................................................................................. 13,519 20,259
Net change in unrealized appreciation/depreciation of investments ................................................................
12,460 (37,359)
Net Increase (Decrease) in Net Assets Resulting from Operations 38,095 (3,392)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (30,084) (25,464)
Total Dividends and Distributions (30,084) (25,464)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(28,361) (111,083)
Total Increase (Decrease) in Net Assets (20,350) (139,939)
Net Assets
Beginning of period .................................................................................................................
437,492 577,431
End of period .......................................................................................................................
$ 417,142 $ 437,492
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 940 $ 2,569 $ 40,210 $ 251 $ 373 $ 3,176 $ 4,651 $ 10,920
Reinvested .................................. 1,098 4,607 20,824 191 262 1,197 515 1,351
Redeemed ...................................
(2,696) (8,514) (78,042) (874) (768) (9,736) (7,700) (13,166)
Net Increase (Decrease) .........................
$ (658) $ (1,338) $ (17,008) $ (432) $ (133) $ (5,363) $ (2,534) $ (895)
Shares:
Sold ....................................... 78 217 3,388 21 31 274 396 916
Reinvested .................................. 96 409 1,841 17 23 107 46 119
Redeemed ...................................
(225) (722) (6,636) (73) (63) (839) (645) (1,105)
Net Increase (Decrease) .........................
(51) (96) (1,407) (35) (9) (458) (203) (70)
Year Ended October 31, 2018
Dollars:
Sold ....................................... $ 2,406 $ 2,298 $ 28,107 $ 441 $ 510 $ 4,531 $ 2,292 $ 5,122
Reinvested .................................. 749 3,476 18,453 133 167 921 470 1,074
Redeemed ...................................
(6,629) (12,883) (135,664) (669) (802) (9,145) (5,459) (10,982)
Net Increase (Decrease) .........................
$ (3,474) $ (7,109) $ (89,104) $ (95) $ (125) $ (3,693) $ (2,697) $ (4,786)
Shares:
Sold ....................................... 193 185 2,266 35 41 370 186 415
Reinvested .................................. 59 280 1,480 11 14 74 38 86
Redeemed ...................................
(524) (1,046) (10,959) (54) (65) (743) (444) (884)
Net Increase (Decrease) .........................
(272) (581) (7,213) (8) (10) (299) (220) (383)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (1,124) $ (4,615) $ (20,829) $ (191) $ (262) $ (1,197) $ (515) $ (1,351)
Total Dividends and Distributions
$ (1,124) $ (4,615) $ (20,829) $ (191) $ (262) $ (1,197) $ (515) $ (1,351)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments .................................. $ (764) $ (3,478) $ (18,456) $ (133) $ (168) $ (921) $ (470) $ (1,074)
Total Dividends and Distributions
$ (764) $ (3,478) $ (18,456) $ (133) $ (168) $ (921) $ (470) $ (1,074)

Statement of Changes in Net Assets
Principal Funds, Inc.
39
See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 92,219 $ 106,259
Net realized gain (loss) on investments ............................................................................................. 119,377 353,051
Net change in unrealized appreciation/depreciation of investments ................................................................
276,965 (450,593)
Net Increase (Decrease) in Net Assets Resulting from Operations 488,561 8,717
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (399,497) (341,973)
Total Dividends and Distributions (399,497) (341,973)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(20,321) (94,656)
Total Increase (Decrease) in Net Assets 68,743 (427,912)
Net Assets
Beginning of period .................................................................................................................
4,458,763 4,886,675
End of period .......................................................................................................................
$ 4,527,506 $ 4,458,763
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019 (a)
Dollars:
Sold ............................. $ 331,455 $ 32,785 $ 85,499 $ 111,057 $ 455 $ 183 $ 4,371 $ 2,897 $ 5,672
Reinvested ........................ 172,513 51,432 97,031 67,794 278 277 2,435 1,958 3,331
Redeemed .........................
(328,722) (337,152) (143,714) (143,219) (1,020) (1,638) (11,151) (14,706) (10,422)
Net Increase (Decrease) ...............
$ 175,246 $ (252,935) $ 38,816 $ 35,632 $ (287) $ (1,178) $ (4,345) $ (9,851) $ (1,419)
Shares:
Sold ............................. 22,818 2,212 5,883 7,521 30 13 294 204 378
Reinvested ........................ 12,289 3,760 7,163 4,905 20 20 178 143 242
Redeemed .........................
(21,899) (23,640) (9,893) (9,661) (68) (109) (764) (997) (701)
Net Increase (Decrease) ...............
13,208 (17,668) 3,153 2,765 (18) (76) (292) (650) (81)
Year Ended October 31, 2018 (a)
Dollars:
Sold ............................. $ 133,692 $ 58,494 $ 91,186 $ 88,862 $ 755 $ 448 $ 3,957 $ 5,134 $ 5,325
Reinvested ........................ 144,785 46,150 81,484 58,158 207 257 2,249 2,134 4,000
Redeemed .........................
(298,510) (144,555) (166,205) (158,209) (1,251) (783) (8,813) (15,062) (28,545)
Net Increase (Decrease) ...............
$ (20,033) $ (39,911) $ 6,465 $ (11,189) $ (289) $ (78) $ (2,607) $ (7,794) $ (19,220)
Shares:
Sold ............................. 8,289 3,678 5,839 5,608 48 28 250 326 338
Reinvested ........................ 9,022 2,920 5,248 3,681 13 16 143 135 253
Redeemed .........................
(18,506) (9,113) (10,683) (9,979) (78) (49) (560) (953) (1,817)
Net Increase (Decrease) ...............
(1,195) (2,515) 404 (690) (17) (5) (167) (492) (1,226)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (174,483) $ (51,623) $ (97,184) $ (67,928) $ (278) $ (277) $ (2,435) $ (1,958) $ (3,331)
Total Dividends and Distributions
$ (174,483) $ (51,623) $ (97,184) $ (67,928) $ (278) $ (277) $ (2,435) $ (1,958) $ (3,331)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (146,780) $ (46,449) $ (81,645) $ (58,252) $ (207) $ (257) $ (2,249) $ (2,134) $ (4,000)
Total Dividends and Distributions
$ (146,780) $ (46,449) $ (81,645) $ (58,252) $ (207) $ (257) $ (2,249) $ (2,134) $ (4,000)

Statement of Changes in Net Assets
Principal Funds, Inc.
40
See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 40,614 $ 44,539
Net realized gain (loss) on investments ............................................................................................. 26,331 85,752
Net change in unrealized appreciation/depreciation of investments ................................................................
96,659 (137,727)
Net Increase (Decrease) in Net Assets Resulting from Operations 163,604 (7,436)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (117,523) (88,557)
Total Dividends and Distributions (117,523) (88,557)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(18,404) (37,055)
Total Increase (Decrease) in Net Assets 27,677 (133,048)
Net Assets
Beginning of period .................................................................................................................
1,673,696 1,806,744
End of period .......................................................................................................................
$ 1,701,373 $ 1,673,696
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019 (a)
Dollars:
Sold ............................. $ 107,293 $ 19,955 $ 88,060 $ 58,034 $ 541 $ 96 $ 3,134 $ 6,594 $ 3,790
Reinvested ........................ 34,140 13,510 44,867 20,902 157 28 846 1,336 1,205
Redeemed .........................
(91,480) (103,174) (94,138) (110,184) (534) (345) (1,997) (16,658) (4,382)
Net Increase (Decrease) ...............
$ 49,953 $ (69,709) $ 38,789 $ (31,248) $ 164 $ (221) $ 1,983 $ (8,728) $ 613
Shares:
Sold ............................. 9,354 1,735 7,597 4,978 48 8 269 589 325
Reinvested ........................ 3,047 1,231 4,060 1,887 14 3 77 121 109
Redeemed .........................
(7,812) (9,120) (8,136) (9,541) (46) (29) (172) (1,442) (376)
Net Increase (Decrease) ...............
4,589 (6,154) 3,521 (2,676) 16 (18) 174 (732) 58
Year Ended October 31, 2018 (a)
Dollars:
Sold ............................. $ 57,361 $ 23,975 $ 95,561 $ 31,379 $ 834 $ 134 $ 3,203 $ 5,911 $ 5,955
Reinvested ........................ 25,070 10,538 32,533 16,780 123 28 581 1,049 1,266
Redeemed .........................
(98,804) (47,849) (108,004) (66,750) (1,637) (279) (3,977) (6,567) (15,469)
Net Increase (Decrease) ...............
$ (16,373) $ (13,336) $ 20,090 $ (18,591) $ (680) $ (117) $ (193) $ 393 $ (8,248)
Shares:
Sold ............................. 4,679 1,977 7,889 2,596 69 11 266 483 495
Reinvested ........................ 2,043 867 2,687 1,381 10 2 48 86 104
Redeemed .........................
(8,068) (3,953) (8,942) (5,505) (135) (23) (329) (542) (1,284)
Net Increase (Decrease) ...............
(1,346) (1,109) 1,634 (1,528) (56) (10) (15) 27 (685)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (34,497) $ (13,600) $ (44,922) $ (20,930) $ (157) $ (30) $ (846) $ (1,336) $ (1,205)
Total Dividends and Distributions
$ (34,497) $ (13,600) $ (44,922) $ (20,930) $ (157) $ (30) $ (846) $ (1,336) $ (1,205)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (25,522) $ (10,628) $ (32,562) $ (16,797) $ (123) $ (29) $ (581) $ (1,049) $ (1,266)
Total Dividends and Distributions
$ (25,522) $ (10,628) $ (32,562) $ (16,797) $ (123) $ (29) $ (581) $ (1,049) $ (1,266)

Statement of Changes in Net Assets
Principal Funds, Inc.
41
See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 47,547 $ 66,257
Net realized gain (loss) on investments ............................................................................................. 86,283 347,178
Net change in unrealized appreciation/depreciation of investments ................................................................
221,815 (401,039)
Net Increase (Decrease) in Net Assets Resulting from Operations 355,645 12,396
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (356,538) (262,357)
Total Dividends and Distributions (356,538) (262,357)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
63,187 (6,417)
Total Increase (Decrease) in Net Assets 62,294 (256,378)
Net Assets
Beginning of period .................................................................................................................
2,973,041 3,229,419
End of period .......................................................................................................................
$ 3,035,335 $ 2,973,041
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019 (a)
Dollars:
Sold ............................. $ 290,454 $ 24,343 $ 41,841 $ 54,476 $ 126 $ 172 $ 2,808 $ 3,955 $ 5,218
Reinvested ........................ 166,193 56,642 67,962 55,742 131 163 2,562 1,315 3,102
Redeemed .........................
(234,889) (289,667) (71,526) (92,127) (257) (760) (8,520) (9,159) (7,113)
Net Increase (Decrease) ...............
$ 221,758 $ (208,682) $ 38,277 $ 18,091 $ – $ (425) $ (3,150) $ (3,889) $ 1,207
Shares:
Sold ............................. 18,363 1,608 2,584 3,367 8 11 174 260 318
Reinvested ........................ 11,044 4,102 4,697 3,791 9 11 177 90 212
Redeemed .........................
(14,142) (19,875) (4,466) (5,676) (17) (46) (548) (565) (438)
Net Increase (Decrease) ...............
15,265 (14,165) 2,815 1,482 – (24) (197) (215) 92
Year Ended October 31, 2018 (a)
Dollars:
Sold ............................. $ 97,666 $ 42,419 $ 49,829 $ 41,955 $ 288 $ 148 $ 5,082 $ 3,413 $ 7,361
Reinvested ........................ 121,339 41,609 48,438 42,212 176 166 1,651 1,254 3,272
Redeemed .........................
(212,550) (96,872) (77,014) (90,349) (2,324) (937) (3,507) (8,445) (22,697)
Net Increase (Decrease) ...............
$ 6,455 $ (12,844) $ 21,253 $ (6,182) $ (1,860) $ (623) $ 3,226 $ (3,778) $ (12,064)
Shares:
Sold ............................. 5,283 2,453 2,770 2,299 17 8 283 187 411
Reinvested ........................ 6,603 2,439 2,728 2,345 10 9 93 70 183
Redeemed .........................
(11,437) (5,609) (4,296) (4,973) (128) (51) (198) (471) (1,270)
Net Increase (Decrease) ...............
449 (717) 1,202 (329) (101) (34) 178 (214) (676)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (168,251) $ (56,924) $ (68,017) $ (56,072) $ (131) $ (163) $ (2,562) $ (1,315) $ (3,103)
Total Dividends and Distributions
$ (168,251) $ (56,924) $ (68,017) $ (56,072) $ (131) $ (163) $ (2,562) $ (1,315) $ (3,103)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (123,029) $ (41,951) $ (48,472) $ (42,385) $ (176) $ (167) $ (1,651) $ (1,254) $ (3,272)
Total Dividends and Distributions
$ (123,029) $ (41,951) $ (48,472) $ (42,385) $ (176) $ (167) $ (1,651) $ (1,254) $ (3,272)

Statement of Changes in Net Assets
Principal Funds, Inc.
42
See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 74,279 $ 74,720
Net realized gain (loss) on investments ............................................................................................. 11,700 109,300
Net change in unrealized appreciation/depreciation of investments ................................................................
160,339 (190,908)
Net Increase (Decrease) in Net Assets Resulting from Operations 246,318 (6,888)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (173,866) (93,151)
Total Dividends and Distributions (173,866) (93,151)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
63,502 (91,321)
Total Increase (Decrease) in Net Assets 135,954 (191,360)
Net Assets
Beginning of period .................................................................................................................
2,567,343 2,758,703
End of period .......................................................................................................................
$ 2,703,297 $ 2,567,343
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019 (a)
Dollars:
Sold ............................. $ 249,244 $ 31,892 $ 116,273 $ 56,292 $ 1,443 $ 231 $ 1,147 $ 1,996 $ 1,900
Reinvested ........................ 62,283 18,403 75,656 14,712 116 59 334 332 698
Redeemed .........................
(201,511) (115,637) (168,512) (70,714) (156) (493) (1,913) (4,761) (5,812)
Net Increase (Decrease) ...............
$ 110,016 $ (65,342) $ 23,417 $ 290 $ 1,403 $ (203) $ (432) $ (2,433) $ (3,214)
Shares:
Sold ............................. 20,803 2,675 9,730 4,714 119 19 96 169 158
Reinvested ........................ 5,334 1,604 6,537 1,264 10 5 29 29 61
Redeemed .........................
(16,766) (9,866) (14,169) (5,912) (13) (40) (160) (399) (496)
Net Increase (Decrease) ...............
9,371 (5,587) 2,098 66 116 (16) (35) (201) (277)
Year Ended October 31, 2018 (a)
Dollars:
Sold ............................. $ 176,014 $ 42,278 $ 114,682 $ 48,626 $ 781 $ 311 $ 972 $ 1,653 $ 1,870
Reinvested ........................ 32,629 9,368 41,517 7,960 45 20 182 184 515
Redeemed .........................
(236,935) (77,067) (198,345) (47,487) (623) (148) (1,617) (2,008) (6,698)
Net Increase (Decrease) ...............
$ (28,292) $ (25,421) $ (42,146) $ 9,099 $ 203 $ 183 $ (463) $ (171) $ (4,313)
Shares:
Sold ............................. 14,197 3,445 9,310 3,937 64 25 80 135 151
Reinvested ........................ 2,628 761 3,373 644 4 2 14 15 42
Redeemed .........................
(19,134) (6,289) (16,137) (3,845) (50) (12) (131) (163) (544)
Net Increase (Decrease) ...............
(2,309) (2,083) (3,454) 736 17 15 (37) (13) (351)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (62,822) $ (18,580) $ (75,859) $ (15,065) $ (116) $ (59) $ (335) $ (332) $ (698)
Total Dividends and Distributions
$ (62,822) $ (18,580) $ (75,859) $ (15,065) $ (116) $ (59) $ (335) $ (332) $ (698)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (33,037) $ (9,482) $ (41,603) $ (8,083) $ (45) $ (20) $ (182) $ (184) $ (515)
Total Dividends and Distributions
$ (33,037) $ (9,482) $ (41,603) $ (8,083) $ (45) $ (20) $ (182) $ (184) $ (515)

Statement of Changes in Net Assets
Principal Funds, Inc.
43
See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 24,518 $ 40,694
Net realized gain (loss) on investments ............................................................................................. 63,615 302,203
Net change in unrealized appreciation/depreciation of investments ................................................................
148,864 (354,289)
Net Increase (Decrease) in Net Assets Resulting from Operations 236,997 (11,392)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (303,856) (132,976)
Total Dividends and Distributions (303,856) (132,976)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
130,889 (22,194)
Total Increase (Decrease) in Net Assets 64,030 (166,562)
Net Assets
Beginning of period .................................................................................................................
1,814,881 1,981,443
End of period .......................................................................................................................
$ 1,878,911 $ 1,814,881
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2019 (a)
Dollars:
Sold ............................. $ 178,069 $ 14,052 $ 24,056 $ 37,382 $ 164 $ 152 $ 1,215 $ 1,883 $ 3,943
Reinvested ........................ 153,600 48,567 49,165 43,611 100 375 1,740 2,219 2,556
Redeemed .........................
(146,950) (175,130) (40,953) (51,983) (404) (225) (5,363) (7,151) (3,801)
Net Increase (Decrease) ...............
$ 184,719 $ (112,511) $ 32,268 $ 29,010 $ (140) $ 302 $ (2,408) $ (3,049) $ 2,698
Shares:
Sold ............................. 10,670 889 1,422 2,191 9 9 74 116 226
Reinvested ........................ 9,743 3,458 3,244 2,838 7 25 115 146 168
Redeemed .........................
(8,335) (11,764) (2,406) (3,024) (24) (13) (324) (422) (219)
Net Increase (Decrease) ...............
12,078 (7,417) 2,260 2,005 (8) 21 (135) (160) 175
Year Ended October 31, 2018 (a)
Dollars:
Sold ............................. $ 55,482 $ 21,299 $ 23,866 $ 34,726 $ 417 $ 174 $ 1,778 $ 3,401 $ 4,039
Reinvested ........................ 66,557 20,996 21,650 19,347 74 161 797 1,053 1,243
Redeemed .........................
(128,225) (57,368) (46,373) (48,777) (1,915) (402) (3,166) (5,434) (7,594)
Net Increase (Decrease) ...............
$ (6,186) $ (15,073) $ (857) $ 5,296 $ (1,424) $ (67) $ (591) $ (980) $ (2,312)
Shares:
Sold ............................. 2,658 1,116 1,182 1,693 21 9 88 167 200
Reinvested ........................ 3,208 1,112 1,078 954 4 8 40 52 62
Redeemed .........................
(6,128) (3,008) (2,297) (2,389) (94) (20) (155) (269) (377)
Net Increase (Decrease) ...............
(262) (780) (37) 258 (69) (3) (27) (50) (115)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (155,225) $ (48,733) $ (49,174) $ (43,734) $ (100) $ (375) $ (1,740) $ (2,219) $ (2,556)
Total Dividends and Distributions
$ (155,225) $ (48,733) $ (49,174) $ (43,734) $ (100) $ (375) $ (1,740) $ (2,219) $ (2,556)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments .................. $ (67,496) $ (21,112) $ (21,651) $ (19,389) $ (74) $ (161) $ (797) $ (1,053) $ (1,243)
Total Dividends and Distributions
$ (67,496) $ (21,112) $ (21,651) $ (19,389) $ (74) $ (161) $ (797) $ (1,053) $ (1,243)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
44
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Principal LifeTime 2010 Fund,
Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal
LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), SAM Balanced Portfolio, SAM Conservative Balanced
Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the
“SAM Portfolios”) (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Class A, Class C, Class J,
Institutional, R-1, R-2, R-3, R-4, and R-5. Information presented in these financial statements pertains to Class A and Class C shares. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds invest in R-6 and Institutional shares of other series of the Fund, which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at closing exchange price. The Funds also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded
Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments.
The Funds record dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by Principal Global Investors, LLC (the “Manager”).
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment;
temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as return of capital distributions.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
45
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended October 31, 2019 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2016-2018.
Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update
(“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair
Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The
ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2018, the Funds have adopted the removal and modification of applicable disclosures.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate
(the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). During the period ended October 31, 2019 , the Funds did not borrow from or loan to the Facility.
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. During the period ended October
31, 2019 , the Funds did not borrow against the line of credit.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
46
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
For the period ended October 31, 2019 , 100% of the Funds’ investments were valued based on Level 1 inputs.
5. Management Agreement and Transactions with Affiliates
Management Services. Certain of the Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is
.35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal LifeTime Funds do not pay investment advisory and management fees.
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc.
(the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
47
expense reimbursement from Manager or expense reimbursement to Manager on the statement of assets and liabilities. The operating expense limits are as follows:
The Manager contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits, which expired February 28, 2019, are as follows:
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class
A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible
Income Portfolio, and 5.50% for all other Funds. The aggregate amounts of these charges retained by the Distributor for the period ended
October 31, 2019, were as follows (amounts in thousands):
Period from November 1, 2018 through October 31, 2019
Class A Expiration
Principal LifeTime 2010 Fund
.38%
February 29, 2020
Principal LifeTime 2020 Fund .38 February 29, 2020
Principal LifeTime 2030 Fund .38 February 29, 2020
Principal LifeTime 2040 Fund .38 February 29, 2020
Principal LifeTime 2050 Fund .38 February 29, 2020
Principal LifeTime Strategic Income Fund
.38
February 29, 2020
Period from November 1, 2018 through February 28, 2019
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
SAM Balanced Portfolio 1.31% 2.05% 1.13% .97% 1.84% 1.71% 1.53% 1.34% 1.22%
SAM Conservative Balanced Portfolio 1.24 1.99 1.06 .90 1.77 1.64 1.46 1.27 1.15
SAM Conservative Growth Portfolio 1.32 2.07 1.15 .98 1.85 1.72 1.54 1.35 1.23
SAM Flexible Income Portfolio 1.13 1.88 .98 .83 1.68 1.55 1.37 1.18 1.06
SAM Strategic Growth Portfolio 1.34 2.09 1.15 .97 1.84 1.71 1.53 1.34 1.22
Class A Class C Class J
Principal LifeTime 2010 Fund $ 12 N/A $ 2
Principal LifeTime 2020 Fund 114 N/A 52
Principal LifeTime 2030 Fund 246 N/A 41
Principal LifeTime 2040 Fund 226 N/A 39
Principal LifeTime 2050 Fund 265 N/A 15
Principal LifeTime Strategic Income Fund 8 N/A 1
SAM Balanced Portfolio 907 $ 33 86
SAM Conservative Balanced Portfolio 434 9 82
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
48
Effective January 22, 2019, Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Affiliated Ownership. At October 31, 2019, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc., collective investment trusts sponsored by Principal Global Investors Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows
(amounts in thousands):
6. Investment Transactions
For the year ended October 31, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and return of capital) by the Funds were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2019 and October 31,
2018 were as follows (amounts in thousands):
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(c) in the 20-percent group (which may be taxed at a 20-percent rate, a
Class A Class C Class J
SAM Conservative Growth Portfolio 842 19 42
SAM Flexible Income Portfolio 663 21 101
SAM Strategic Growth Portfolio 650 13 19
Institutional
Principal LifeTime 2010 Fund 27,524
Principal LifeTime 2020 Fund 159,952
Principal LifeTime 2030 Fund 221,248
Principal LifeTime 2040 Fund 146,762
Principal LifeTime 2050 Fund 94,543
Principal LifeTime Strategic Income Fund 21,216
SAM Balanced Portfolio 43,029
SAM Conservative Balanced Portfolio 18,678
SAM Conservative Growth Portfolio 22,823
SAM Flexible Income Portfolio 11,505
SAM Strategic Growth Portfolio 12,647
Purchases Sales
Principal LifeTime 2010 Fund $ 284,169 $ 397,046
Principal LifeTime 2020 Fund 1,413,833 2,009,548
Principal LifeTime 2030 Fund 1,249,181 1,505,703
Principal LifeTime 2040 Fund 544,653 643,750
Principal LifeTime 2050 Fund 380,098 395,315
Principal LifeTime Strategic Income Fund 188,016 227,952
SAM Balanced Portfolio 597,738 830,203
SAM Conservative Balanced Portfolio 249,469 318,061
SAM Conservative Growth Portfolio 322,805 481,312
SAM Flexible Income Portfolio 285,839 287,006
SAM Strategic Growth Portfolio 362,155 452,560
Ordinary Income
Long-Term
Capital Gain*
2019 2018 2019 2018
Principal LifeTime 2010 Fund $ 21,707 $ 28,315 $ 39,825 $ 20,691
Principal LifeTime 2020 Fund 111,711 147,706 173,468 149,329
Principal LifeTime 2030 Fund 127,286 174,296 266,809 195,250
Principal LifeTime 2040 Fund 82,304 105,321 217,879 156,406
Principal LifeTime 2050 Fund 44,586 57,743 118,255 69,120
Principal LifeTime Strategic Income Fund 12,463 16,414 17,621 9,050
SAM Balanced Portfolio 104,554 103,998 294,943 237,975
SAM Conservative Balanced Portfolio 42,916 45,930 74,607 42,627
SAM Conservative Growth Portfolio 51,920 63,116 304,618 199,241
SAM Flexible Income Portfolio 77,350 75,502 96,516 17,649
SAM Strategic Growth Portfolio 39,353 35,390 264,503 97,586
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
49
15-perfecnt rate or a 0-percent rate, depending on the shareholder’s taxable income.
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of October 31, 2019, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2019, the Funds had no net capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2019 , the Funds do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31,
2019, the Funds recorded reclassifications as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
Total
Accumulated
Earnings
(Deficit)
Principal LifeTime 2010 Fund $ 10,380 $ 29,722 $ — $ 69,233 $ — $ 109,335
Principal LifeTime 2020 Fund 42,398 230,639 — 566,192 — 839,229
Principal LifeTime 2030 Fund 35,273 227,919 — 953,841 — 1,217,033
Principal LifeTime 2040 Fund 28,624 182,199 — 792,589 — 1,003,412
Principal LifeTime 2050 Fund 12,606 110,226 — 465,432 — 588,264
Principal LifeTime Strategic Income Fund 6,688 10,463 — 32,679 — 49,830
SAM Balanced Portfolio 11,329 95,197 — 799,887 — 906,413
SAM Conservative Balanced Portfolio 3,125 21,191 — 198,967 — 223,283
SAM Conservative Growth Portfolio 24,804 67,480 — 596,828 — 689,112
SAM Flexible Income Portfolio 684 10,684 — 175,351 — 186,719
SAM Strategic Growth Portfolio 16,553 49,531 — 284,299 — 350,383
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Principal LifeTime 2010 Fund $ (5,334) $ 5,334
Principal LifeTime 2020 Fund (31,951) 31,951
Principal LifeTime 2030 Fund (34,426) 34,426
Principal LifeTime 2040 Fund (27,413) 27,413
Principal LifeTime 2050 Fund (18,675) 18,675
Principal LifeTime Strategic Income Fund (2,248) 2,248
SAM Balanced Portfolio (14,257) 14,257
SAM Conservative Balanced Portfolio (4,301) 4,301
SAM Conservative Growth Portfolio (12,504) 12,504
SAM Flexible Income Portfolio (3,176) 3,176
SAM Strategic Growth Portfolio (8,843) 8,843
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
50
Federal Income Tax Basis. At October 31, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized
Appreciation/(Depreciation)
Cost for Federal
Income Tax
Purposes
Principal LifeTime 2010 Fund $ 79,878 $ (10,644) $ 69,234 $ 657,913
Principal LifeTime 2020 Fund 633,545 (67,353) 566,192 3,408,134
Principal LifeTime 2030 Fund 1,034,104 (80,263) 953,841 4,525,552
Principal LifeTime 2040 Fund 844,024 (51,434) 792,590 3,006,077
Principal LifeTime 2050 Fund 499,479 (34,047) 465,432 1,788,257
Principal LifeTime Strategic Income Fund 36,879 (4,200) 32,679 384,531
SAM Balanced Portfolio 853,985 (54,098) 799,887 3,729,883
SAM Conservative Balanced Portfolio 217,052 (18,085) 198,967 1,503,237
SAM Conservative Growth Portfolio 626,450 (29,622) 596,828 2,440,123
SAM Flexible Income Portfolio 206,580 (31,229) 175,351 2,529,148
SAM Strategic Growth Portfolio 309,862 (25,563) 284,299 1,595,660
7. Federal Tax Information (continued)

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2019
See accompanying notes.
51
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41.56%
Blue Chip Fund
( a)
775,192 $ 20,395
Diversified International Fund
( a)
2,178,545 27,188
Diversified Real Asset Fund
( a)
1,049,564 12,123
Income Fund
( a)
17,765,741 174,104
International Small Company Fund
( a)
787,899 8,793
LargeCap Growth Fund I
( a)
1,218,289 19,700
MidCap Fund
( a)
585,158 18,122
MidCap Value Fund I
( a)
762,967 10,933
SmallCap Growth Fund I
( a)
433,048 5,812
SmallCap Value Fund II
( a)
470,972 4,964
$ 302,134
Principal Funds, Inc. Institutional Class - 58.46%
Bond Market Index Fund
( a)
9,755,475 112,773
Equity Income Fund
( a)
504,569 16,807
High Income Fund
( a)
5,125,053 47,714
Inflation Protection Fund
( a)
3,805,801 32,844
LargeCap S&P 500 Index Fund
( a)
1,856,381 35,494
LargeCap Value Fund III
( a)
992,218 17,136
Overseas Fund
( a)
2,755,810 26,704
Short-Term Income Fund
( a)
11,010,640 135,541
$ 425,013
TOTAL INVESTMENT COMPANIES $ 727,147
Total Investments $ 727,147
Other Assets and Liabilities -  (0.02)% (113)
TOTAL NET ASSETS - 100.00% $ 727,034
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 72.92%
Domestic Equity Funds 20.55%
International Equity Funds 4.88%
Specialty Funds 1.67%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2019
See accompanying notes.
52
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 23,411 $ 2,010 $ 8,589 $ 20,395
Bond Market Index Fund 76,340 48,690 19,595 112,773
Core Plus Bond Fund 149,993 7,511 167,378 —
Diversified International Fund Class R-6 — 42,009 5,281 27,188
Diversified International Fund Institutional Class 32,365 2,205 44,638 —
Diversified Real Asset Fund 15,087 933 4,263 12,123
Equity Income Fund 18,930 1,685 5,106 16,807
Global Multi-Strategy Fund 48,799 3,559 51,056 —
High Income Fund 74,700 5,014 31,146 47,714
Income Fund — 178,463 5,074 174,104
Inflation Protection Fund 43,969 2,802 15,339 32,844
International Small Company Fund 10,432 1,072 2,740 8,793
LargeCap Growth Fund I 23,482 2,973 8,003 19,700
LargeCap S&P 500 Index Fund 43,043 3,598 13,656 35,494
LargeCap Value Fund III 19,798 2,244 5,206 17,136
MidCap Fund 19,545 2,378 7,005 18,122
MidCap Value Fund I — 11,780 1,279 10,933
MidCap Value Fund III 11,821 1,162 12,616 —
Overseas Fund 32,928 3,554 8,364 26,704
Short-Term Income Fund 151,134 11,053 30,214 135,541
SmallCap Growth Fund I 6,624 983 1,559 5,812
SmallCap Value Fund II 6,099 1,050 1,498 4,964
$ 808,500 $ 336,728 $ 449,605 $ 727,147
Income
(c)
Realized Gain/Loss
on Investments
(c)
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 3 $ 2,647 $ 1,587 $ 916
Bond Market Index Fund 1,857 106 — 7,232
Core Plus Bond Fund 4,34 7 2,967 — 6,907
Diversified International Fund Class R-6 — (1,302) — (8,238)
Diversified International Fund Institutional Class 582 (278) 1,438 10,346
Diversified Real Asset Fund 474 355 — 11
Equity Income Fund 548 1,422 717 (124)
Global Multi-Strategy Fund 1,923 1,814 1,011 (3,116)
High Income Fund 3,674 (585) — (269)
Income Fund 385 12 — 703
Inflation Protection Fund 1,779 565 — 847
International Small Company Fund 290 83 517 (54)
LargeCap Growth Fund I 126 2,849 2,426 (1,601)
LargeCap S&P 500 Index Fund 833 4,366 1,927 (1,857)
LargeCap Value Fund III 532 717 1,291 (417)
MidCap Fund 65 2,544 1,912 660
MidCap Value Fund I — (2) — 434
MidCap Value Fund III 278 — 757 (367)
Overseas Fund 887 402 1,855 (1,816)
Short-Term Income Fund 3,487 19 — 3,549
SmallCap Growth Fund I 91 329 764 (565)
SmallCap Value Fund II 168 200 754 (887)
$ 22,3 29 $ 19,230 $ 16,956 $ 12,294
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.
(c) Amounts exclude a return of capital adjustment for Global Diversified Income Fund which was held in the prior year.

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2019
See accompanying notes.
53
Er ar
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48.12%
Blue Chip Fund
( a)
6,329,476 $ 166,529
Diversified International Fund
( a)
19,915,389 248,544
Diversified Real Asset Fund
( a)
5,683,160 65,640
Income Fund
( a)
85,653,219 839,402
International Small Company Fund
( a)
6,945,608 77,513
LargeCap Growth Fund I
( a)
10,389,552 167,999
MidCap Fund
( a)
4,868,030 150,763
MidCap Value Fund I
( a)
6,914,129 99,079
SmallCap Growth Fund I
( a)
3,794,444 50,921
SmallCap Value Fund II
( a)
4,359,104 45,945
$ 1,912,335
Principal Funds, Inc. Institutional Class - 51.89%
Bond Market Index Fund
( a)
41,305,026 477,486
Equity Income Fund
( a)
4,352,985 144,998
High Income Fund
( a)
20,934,895 194,904
Inflation Protection Fund
( a)
18,808,102 162,314
LargeCap S&P 500 Index Fund
( a)
16,056,806 307,006
LargeCap Value Fund III
( a)
8,463,264 146,160
Overseas Fund
( a)
24,687,159 239,219
Short-Term Income Fund
( a)
31,673,733 389,904
$ 2,061,991
TOTAL INVESTMENT COMPANIES $ 3,974,326
Total Investments $ 3,974,326
Other Assets and Liabilities -  (0.01)% (472)
TOTAL NET ASSETS - 100.00% $ 3,973,854
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 58.19%
Domestic Equity Funds 32.20%
International Equity Funds 7.97%
Specialty Funds 1.65%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2019
See accompanying notes.
54
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 195,709 $ 14,161 $ 71, 899 $ 166,529
Bond Market Index Fund 349,407 181,784 86,362 477,486
Core Plus Bond Fund 696,760 23,357 766,717 —
Diversified International Fund Class R-6 — 325,731 46,852 248,544
Diversified International Fund Institutional Class 299,992 19,482 354,259 —
Diversified Real Asset Fund 82,549 3,138 21,861 65,640
Equity Income Fund 166,697 11,962 44,491 144,998
Global Multi-Strategy Fund 214,068 13,610 221,482 —
High Income Fund 328,009 39,783 169,788 194,904
Income Fund — 843,739 5,652 839,402
Inflation Protection Fund 165,441 44,496 52,781 162,314
International Small Company Fund 94,340 7,867 24,785 77,513
LargeCap Growth Fund I 202,127 22,929 66,760 167,999
LargeCap S&P 500 Index Fund 360,798 24,854 98,390 307,006
LargeCap Value Fund III 170,188 16,597 42,475 146,160
MidCap Fund 165,671 17,639 59,135 150,763
MidCap Value Fund I — 98,753 10,032 99,079
MidCap Value Fund III 111,245 10,038 111,090 —
Overseas Fund 301,954 26,943 76,173 239,219
Short-Term Income Fund 380,809 72,653 72,407 389,904
SmallCap Growth Fund I 61,836 8,306 16,876 50,921
SmallCap Value Fund II 55,625 8,748 12,018 45,945
$ 4,403,225 $ 1,836,570 $ 2,432,28 5 $ 3,974,326
Income
(c)
Realized Gain/Loss
on Investments
(c)
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 25 $ 22,74 3 $ 13,377 $ 5,815
Bond Market Index Fund 8,580 561 — 32,096
Core Plus Bond Fund 20,573 12,887 — 33,713
Diversified International Fund Class R-6 — 1,155 — (31,490)
Diversified International Fund Institutional Class 5,457 345 13,529 34,440
Diversified Real Asset Fund 2,623 (584) — 2,398
Equity Income Fund 4,816 13,204 6,387 (2,374)
Global Multi-Strategy Fund 8,525 5,628 4,486 (11,824)
High Income Fund 15,533 (1,904) — (1,196)
Income Fund 1,145 (5) — 1,320
Inflation Protection Fund 6,705 (141) — 5,299
International Small Company Fund 2,662 (161) 4,744 252
LargeCap Growth Fund I 1,098 23,970 21,072 (14,267)
LargeCap S&P 500 Index Fund 7,031 19,972 16,304 (228)
LargeCap Value Fund III 4,618 5,697 11,221 (3,847)
MidCap Fund 555 13,761 16,376 12,827
MidCap Value Fund I — (198) — 10,556
MidCap Value Fund III 2,640 (98) 7,205 (10,095)
Overseas Fund 8,225 284 17,252 (13,789)
Short-Term Income Fund 8,798 13 — 8,836
SmallCap Growth Fund I 854 4,292 7,206 (6,637)
SmallCap Value Fund II 1,549 587 6,952 (6,997)
$ 112,012 $ 122,00 8 $ 146,111 $ 44,808
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.
(c) Amounts exclude a return of capital adjustment for Global Diversified Income Fund which was held in the prior year.

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2019
See accompanying notes.
55
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48.68%
Blue Chip Fund
( a)
6,204,187 $ 163,232
Diversified International Fund
( a)
35,349,099 441,157
Diversified Real Asset Fund
( a)
8,157,391 94,218
Income Fund
( a)
49,865,717 488,684
International Small Company Fund
( a)
13,674,318 152,605
LargeCap Growth Fund I
( a)
31,530,402 509,847
MidCap Fund
( a)
10,601,980 328,343
MidCap Value Fund I
( a)
13,230,706 189,596
Origin Emerging Markets Fund
( a)
9,667,842 107,313
SmallCap Growth Fund I
( a)
7,782,623 104,443
SmallCap Value Fund II
( a)
8,333,312 87,833
$ 2,667,271
Principal Funds, Inc. Institutional Class - 51.33%
Bond Market Index Fund
( a)
43,794,975 506,270
Core Plus Bond Fund
( a)
28,678,004 319,186
Equity Income Fund
( a)
4,363,294 145,341
High Income Fund
( a)
24,953,164 232,314
Inflation Protection Fund
( a)
14,854,922 128,198
LargeCap S&P 500 Index Fund
( a)
32,745,689 626,098
LargeCap Value Fund III
( a)
24,369,497 420,861
Overseas Fund
( a)
44,773,338 433,854
$ 2,812,122
TOTAL INVESTMENT COMPANIES $ 5,479,393
Total Investments $ 5,479,393
Other Assets and Liabilities -  (0.01)% (567)
TOTAL NET ASSETS - 100.00% $ 5,478,826
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 47.01%
Fixed Income Funds 38.62%
International Equity Funds 12.66%
Specialty Funds 1.72%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2019
See accompanying notes.
56
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 164,220 $ 13,653 $ 40,716 $ 163,232
Bond Market Index Fund 341,292 189,279 54,502 506,270
Core Plus Bond Fund 695,826 35,164 459,600 319,186
Diversified International Fund Class R-6 — 493,879 42,638 441,157
Diversified International Fund Institutional Class 466,115 32,609 518,605 —
Diversified Real Asset Fund 104,066 5,650 18,357 94,218
Equity Income Fund 149,409 12,596 27,715 145,341
Global Multi-Strategy Fund 230,405 16,553 240,699 —
High Income Fund 295,157 57,090 116,942 232,314
Income Fund — 489,851 3,144 488,684
Inflation Protection Fund 112,693 27,860 16,180 128,198
International Emerging Markets Fund 53,241 2,221 57,358 —
International Small Company Fund 157,884 15,252 22,021 152,605
LargeCap Growth Fund I 490,097 61,005 69,770 509,847
LargeCap S&P 500 Index Fund 616,104 49,515 79,202 626,098
LargeCap Value Fund III 431,756 47,428 66,771 420,861
MidCap Fund 280,446 33,119 34,127 328,343
MidCap Value Fund I — 176,826 11,884 189,596
MidCap Value Fund III 194,246 19,102 190,365 —
Origin Emerging Markets Fund 53,400 54,990 10,046 107,313
Overseas Fund 469,048 47,988 64,591 433,854
SmallCap Growth Fund I 104,839 15,265 12,116 104,443
SmallCap Value Fund II 94,414 16,039 12,107 87,833
$ 5,504,658 $ 1,912,934 $ 2,169,456 $ 5,479,393
Income
(c)
Realized Gain/Loss
on Investments
(c)
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 22 $ 11,272 $ 11,281 $ 14,803
Bond Market Index Fund 8,436 92 — 30,109
Core Plus Bond Fund 22,316 3,787 — 44,009
Diversified International Fund Class R-6 — 104 — (10,188)
Diversified International Fund Institutional Class 8,554 16 21,171 19,865
Diversified Real Asset Fund 3,344 (973) — 3,832
Equity Income Fund 4,482 2,941 5,764 8,110
Global Multi-Strategy Fund 9,241 3,251 4,860 (9,510)
High Income Fund 16,736 (1,811) — (1,180)
Income Fund 603 2 — 1,975
Inflation Protection Fund 4,700 (17) — 3,842
International Emerging Markets Fund 619 2,203 1,120 (307)
International Small Company Fund 4,492 105 7,996 1,385
LargeCap Growth Fund I 2,675 1,391 51,330 27,124
LargeCap S&P 500 Index Fund 12,076 (915) 28,001 40,596
LargeCap Value Fund III 11,786 (389) 28,641 8,837
MidCap Fund 946 1,214 27,888 47,691
MidCap Value Fund I — (66) — 24,720
MidCap Value Fund III 4,666 (40) 12,754 (22,943)
Origin Emerging Markets Fund 884 (10) — 8,979
Overseas Fund 12,888 206 26,990 (18,797)
SmallCap Growth Fund I 1,456 484 12,287 (4,029)
SmallCap Value Fund II 2,646 671 11,874 (11,184)
$ 133,568 $ 23,518 $ 251,957 $ 207,739
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.
(c) Amounts exclude a return of capital adjustment for Global Diversified Income Fund which was held in the prior year.

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2019
See accompanying notes.
57
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42.43%
Blue Chip Fund
( a)
5,084,291 $ 133,767
Diversified International Fund
( a)
28,877,224 360,388
Income Fund
( a)
7,004,567 68,645
International Small Company Fund
( a)
10,464,590 116,785
LargeCap Growth Fund I
( a)
24,870,159 402,150
MidCap Value Fund I
( a)
12,343,526 176,883
Origin Emerging Markets Fund
( a)
9,401,795 104,360
Real Estate Securities Fund
( a)
3,291,616 94,338
SmallCap Growth Fund I
( a)
6,086,677 81,683
SmallCap Value Fund II
( a)
6,891,927 72,641
$ 1,611,640
Principal Funds, Inc. Institutional Class - 57.58%
Bond Market Index Fund
( a)
17,235,471 199,242
Core Plus Bond Fund
( a)
29,287,964 325,975
Equity Income Fund
( a)
3,672,031 122,315
High Income Fund
( a)
10,834,056 100,865
LargeCap S&P 500 Index Fund
( a)
27,002,246 516,283
LargeCap Value Fund III
( a)
20,604,648 355,842
MidCap Growth Fund III
( a)
17,487,313 211,597
Overseas Fund
( a)
36,626,164 354,908
$ 2,187,027
TOTAL INVESTMENT COMPANIES $ 3,798,667
Total Investments $ 3,798,667
Other Assets and Liabilities -  (0.01)% (416)
TOTAL NET ASSETS - 100.00% $ 3,798,251
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 57.06%
Fixed Income Funds 27.79%
International Equity Funds 15.16%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2019
See accompanying notes.
58
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 130,467 $ 12,146 $ 29,70 0 $ 133,767
Bond Market Index Fund 167,494 45,090 27,559 199,242
Core Plus Bond Fund 361,088 22,406 83,369 325,975
Diversified International Fund Class R-6 — 372,948 31,000 360,388
Diversified International Fund Institutional Class 371,582 27,309 388,461 —
Equity Income Fund 121,423 11,505 19,703 122,315
High Income Fund 134,913 11,401 43,870 100,865
Income Fund — 68,226 — 68,645
International Emerging Markets Fund 51,526 2,466 54,165 —
International Small Company Fund 119,051 12,954 16,386 116,785
LargeCap Growth Fund I 390,789 52,627 64,10 3 402,150
LargeCap S&P 500 Index Fund 497,796 45,099 59,045 516,283
LargeCap Value Fund III 357,641 43,041 52,103 355,842
MidCap Growth Fund III 197,585 24,550 24,099 211,597
MidCap Value Fund I — 171,102 10,215 176,883
MidCap Value Fund III 178,222 18,597 182,383 —
Origin Emerging Markets Fund 50,926 52,754 9,519 104,360
Overseas Fund 377,650 43,105 50,850 354,908
Real Estate Securities Fund 75,010 14,731 12, 343 94,338
SmallCap Growth Fund I 81,373 12,761 9,639 81,683
SmallCap Value Fund II 76,956 13,943 9,640 72,641
$ 3,741,492 $ 1,078,761 $ 1,17 8 , 152 $ 3,798,667
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 17 $ 6,72 3 $ 8,999 $ 14,131
Bond Market Index Fund 4,163 140 — 14,077
Core Plus Bond Fund 11,68 4 315 — 25,535
Diversified International Fund Class R-6 — (452) — 18,892
Diversified International Fund Institutional Class 6,859 110 16,963 (10,540)
Equity Income Fund 3,669 1,583 4,706 7,507
High Income Fund 8,044 (485) — (1,094)
Income Fund 226 — — 419
International Emerging Markets Fund 602 2,784 1,089 (2,611)
International Small Company Fund 3,405 275 6,060 891
LargeCap Growth Fund I 2,141 9,31 0 41,096 13,527
LargeCap S&P 500 Index Fund 9,803 3,538 22,727 28,895
LargeCap Value Fund III 9,812 (365) 23,840 7,628
MidCap Growth Fund III 2,693 449 16,726 13,112
MidCap Value Fund I — 12 — 15,984
MidCap Value Fund III 4,305 (23) 11,766 (14,413)
Origin Emerging Markets Fund 848 (87) — 10,286
Overseas Fund 10,437 195 21,842 (15,192)
Real Estate Securities Fund 1,745 496 1,127 16,444
SmallCap Growth Fund I 1,135 958 9,574 (3,770)
SmallCap Value Fund II 2,167 407 9,724 (9,025)
$ 83,755 $ 25, 883 $ 196,239 $ 130,683
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2019
See accompanying notes.
59
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46.71%
Blue Chip Fund
( a)
3,339,699 $ 87,868
Diversified International Fund
( a)
18,966,837 236,706
Income Fund
( a)
4,120,334 40,379
International Small Company Fund
( a)
6,743,192 75,254
LargeCap Growth Fund I
( a)
16,364,023 264,606
MidCap Value Fund I
( a)
8,129,651 116,498
Origin Emerging Markets Fund
( a)
6,329,466 70,257
Real Estate Securities Fund
( a)
1,959,341 56,155
SmallCap Growth Fund I
( a)
4,112,226 55,186
SmallCap Value Fund II
( a)
4,709,119 49,634
$ 1,052,543
Principal Funds, Inc. Institutional Class - 53.30%
Bond Market Index Fund
( a)
4,693,075 54,252
Core Plus Bond Fund
( a)
7,581,016 84,377
Equity Income Fund
( a)
2,398,943 79,909
High Income Fund
( a)
4,019,351 37,420
LargeCap S&P 500 Index Fund
( a)
17,572,744 335,991
LargeCap Value Fund III
( a)
13,598,007 234,837
MidCap Growth Fund III
( a)
11,676,001 141,280
Overseas Fund
( a)
24,053,718 233,080
$ 1,201,146
TOTAL INVESTMENT COMPANIES $ 2,253,689
Total Investments $ 2,253,689
Other Assets and Liabilities -  (0.01)% (275)
TOTAL NET ASSETS - 100.00% $ 2,253,414
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 63.10%
Fixed Income Funds 20.11%
International Equity Funds 16.80%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2019
See accompanying notes.
60
Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 82,932 $ 9,391 $ 17,97 3 $ 87,868
Bond Market Index Fund 41,945 21,305 12,221 54,252
Core Plus Bond Fund 106,345 9,821 39,418 84,377
Diversified International Fund Class R-6 — 239,671 22,493 236,706
Diversified International Fund Institutional Class 239,661 19,570 245,338 —
Equity Income Fund 77,840 9,046 12,973 79,909
High Income Fund 47,662 8,709 18,373 37,420
Income Fund — 40,133 — 40,379
International Emerging Markets Fund 34,052 2,059 35,263 —
International Small Company Fund 75,318 10,035 11,016 75,254
LargeCap Growth Fund I 250,676 38,844 40,22 2 264,606
LargeCap S&P 500 Index Fund 319,208 35,718 40,493 335,991
LargeCap Value Fund III 231,913 32,927 35,223 234,837
MidCap Growth Fund III 129,684 18,819 16,524 141,280
MidCap Value Fund I — 116,043 7,241 116,498
MidCap Value Fund III 115,289 13,435 122,284 —
Origin Emerging Markets Fund 33,666 35,527 6,870 70,257
Overseas Fund 243,522 33,564 34,690 233,080
Real Estate Securities Fund 44,027 9,601 7, 618 56,155
SmallCap Growth Fund I 54,056 9,580 6,700 55,186
SmallCap Value Fund II 51,604 10,443 6,700 49,634
$ 2,179,400 $ 724,241 $ 739, 633 $ 2,253,689
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 11 $ 3,61 2 $ 5,731 $ 9,906
Bond Market Index Fund 1,044 (173) — 3,396
Core Plus Bond Fund 3,448 138 — 7,491
Diversified International Fund Class R-6 — 5 — 19,523
Diversified International Fund Institutional Class 4,441 (48) 10,966 (13,845)
Equity Income Fund 2,374 887 3,023 5,109
High Income Fund 3,100 (113) — (465)
Income Fund 133 — — 246
International Emerging Markets Fund 399 (2,021) 721 1,173
International Small Company Fund 2,161 246 3,843 671
LargeCap Growth Fund I 1,377 4,87 4 26,411 10,434
LargeCap S&P 500 Index Fund 6,302 1,002 14,602 20,556
LargeCap Value Fund III 6,378 (322) 15,492 5,542
MidCap Growth Fund III 1,772 96 11,002 9,205
MidCap Value Fund I — 12 — 7,684
MidCap Value Fund III 2,796 6 7,638 (6,446)
Origin Emerging Markets Fund 563 (10) — 7,944
Overseas Fund 6,75 5 130 14,117 (9,446)
Real Estate Securities Fund 1, 040 443 664 9,702
SmallCap Growth Fund I 755 153 6,374 (1,903)
SmallCap Value Fund II 1,457 (50) 6,535 (5,663)
$ 46, 306 $ 8, 867 $ 127,119 $ 80,814
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2019
See accompanying notes.
61
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39.66%
Blue Chip Fund
( a)
618,926 $ 16,284
Diversified International Fund
( a)
900,151 11,234
Diversified Real Asset Fund
( a)
614,307 7,095
Income Fund
( a)
11,246,997 110,221
International Small Company Fund
( a)
323,598 3,611
MidCap Fund
( a)
397,927 12,324
SmallCap Growth Fund I
( a)
178,741 2,399
SmallCap Value Fund II
( a)
212,743 2,242
$ 165,410
Principal Funds, Inc. Institutional Class - 60.36%
Bond Market Index Fund
( a)
6,139,400 70,971
Equity Income Fund
( a)
419,529 13,974
High Income Fund
( a)
3,331,856 31,020
Inflation Protection Fund
( a)
2,285,216 19,721
LargeCap S&P 500 Index Fund
( a)
772,204 14,765
Overseas Fund
( a)
1,122,879 10,881
Short-Term Income Fund
( a)
7,349,130 90,468
$ 251,800
TOTAL INVESTMENT COMPANIES $ 417,210
Total Investments $ 417,210
Other Assets and Liabilities -  (0.02)% (68)
TOTAL NET ASSETS - 100.00% $ 417,142
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 79.97%
Domestic Equity Funds 14.87%
International Equity Funds 3.48%
Specialty Funds 1.70%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 17,820 $ 2,318 $ 6,627 $ 16,284
Bond Market Index Fund 48,860 29,3 79 11,777 70,971
Core Plus Bond Fund 95,384 10,462 112,255 —
Diversified International Fund Class R-6 — 12,211 1,505 11,234
Diversified International Fund Institutional Class 12,002 941 12,660 —
Diversified Real Asset Fund 8,096 1,129 2,348 7,095
Equity Income Fund 14,523 2,082 3,680 13,974
Global Multi-Strategy Fund 30,578 2,978 32,742 —
High Income Fund 41,984 5,027 15,475 31,020
Income Fund — 111,297 1,520 110,221
Inflation Protection Fund 20,389 3,352 4,693 19,721
International Small Company Fund 3,869 651 938 3,611
LargeCap S&P 500 Index Fund 16,398 2,141 4,798 14,765
MidCap Fund 12,183 2,149 4,047 12,324
Overseas Fund 12,105 2,065 2,816 10,881
Short-Term Income Fund 98,203 10,105 20,180 90,468
SmallCap Growth Fund I 2,681 523 712 2,399
SmallCap Value Fund II 2,488 554 527 2,242
$ 437,563 $ 199,36 4 $ 239,300 $ 417,210
Income
(b)
Realized Gain/Loss
on Investments
(b )
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 2 $ 1,696 $ 1,217 $ 1,077
Bond Market Index Fund 1,197 47 — 4,46 2
Core Plus Bond Fund 2,763 1,355 — 5,054
Diversified International Fund Class R-6 — 111 — 417
Diversified International Fund Institutional Class 218 68 539 (351)
Diversified Real Asset Fund 257 (47) — 265
Equity Income Fund 428 677 555 372
Global Multi-Strategy Fund 1,214 1,110 639 (1,924)
High Income Fund 2,223 (154) — (362)
Income Fund 301 2 — 442
Inflation Protection Fund 838 (3) — 676
International Small Company Fund 109 19 194 10
LargeCap S&P 500 Index Fund 319 952 740 72
MidCap Fund 41 1,073 1,201 966
Overseas Fund 329 65 689 (538)
Short-Term Income Fund 2,298 10 — 2,330
SmallCap Growth Fund I 37 117 312 (210)
SmallCap Value Fund II 69 25 311 (298)
$ 12,643 $ 7,123 $ 6,397 $ 12,4 60
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Amounts exclude a return of capital adjustment for Global Diversified Income Fund which was held in the prior year.

Schedule of Investments
SAM Balanced Portfolio
October 31, 2019
See accompanying notes.
62
INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 0.17%
Principal Government Money Market Fund
1.65%
(a),(b)
7,829,248 $ 7,829
Principal Exchange-Traded Funds - 19.49%
Principal Active Global Dividend Income ETF
( a)
7,864,100 222,83 7
Principal Active Income ETF
( a)
1,559,000 62,826
Principal Investment Grade Corporate Active
ETF
( a)
1,320,100 35,425
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
15,163,700 450,514
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
3,542,700 110,709
$ 882,31 1
Principal Funds, Inc. Class R-6 - 50.95%
Blue Chip Fund
( a)
15,435,504 406,108
Diversified International Fund
( a)
42,601,773 531,670
Diversified Real Asset Fund
( a)
12,614,097 145,693
EDGE MidCap Fund
( a)
12,488,544 190,950
Global Real Estate Securities Fund
( a)
12,670,180 138,105
High Yield Fund
( a)
9,805,452 69,618
Income Fund
( a)
57,754,878 565,998
International Small Company Fund
( a)
6,083,534 67,892
Origin Emerging Markets Fund
( a)
6,061,605 67,284
Spectrum Preferred and Capital Securities Income
Fund
( a)
11,945,486 123,636
$ 2,306,954
Principal Funds, Inc. Institutional Class - 29.44%
Equity Income Fund
( a)
17,805,106 593,088
Government & High Quality Bond Fund
( a)
29,510,846 311,045
Inflation Protection Fund
( a)
8,193,859 70,713
Short-Term Income Fund
( a)
29,068,250 357,830
$ 1,332,676
TOTAL INVESTMENT COMPANIES $ 4,529,77 0
Total Investments $ 4,529,77 0
Other Assets and Liabilities -  (0.05)% (2,26 4 )
TOTAL NET ASSETS - 100.00% $ 4,527,506
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 47.02%
Domestic Equity Funds 38.69%
International Equity Funds 10.95%
Specialty Funds 3.22%
Money Market Funds 0.17%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
October 31, 2019
See accompanying notes.
63
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 362,422 $ 50,013 $ 65,80 8 $ 406,108
Diversified International Fund Class R-6 — 458,636 32,247 531,670
Diversified International Fund Institutional Class 477,998 39,436 428,056 —
Diversified Real Asset Fund 153,382 6,945 19,366 145,693
EDGE MidCap Fund 163,524 21,850 17,579 190,950
Equity Income Fund 541,804 64,689 57,232 593,088
Global Multi-Strategy Fund 180,024 10,807 186,199 —
Global Real Estate Securities Fund 133,513 9,466 27,724 138,105
Government & High Quality Bond Fund 263,272 74,501 41,180 311,045
High Yield Fund 74,715 5,520 10,848 69,618
Income Fund 527,176 88,622 83,061 565,998
Inflation Protection Fund 74,404 4,005 10,236 70,713
International Emerging Markets Fund 52,620 1,988 58,398 —
International Small Company Fund 52,000 15,960 1,798 67,892
Origin Emerging Markets Fund — 65,714 — 67,284
Principal Active Global Dividend Income ETF 200,557 4,360 — 222,83 7
Principal Active Income ETF 55,509 6,140 — 62,826
Principal Government Money Market Fund 1.65% 16,930 116,032 125,133 7,829
Principal Investment Grade Corporate Active ETF 67,300 — 36,822 35,425
Principal U.S. Mega-Cap Multi-Factor Index ETF 455,129 5,974 56,557 450,514
Principal U.S. Small-Cap Multi-Factor Index ETF 98,261 13,00 4 — 110,709
Real Estate Debt Income Fund 48,642 1,401 52,3 40 —
Short-Term Income Fund 338,457 62,390 51,232 357,830
Spectrum Preferred and Capital Securities Income Fund 123,911 10,159 17,366 123,636
$ 4,461,550 $ 1,137,61 2 $ 1,379,1 82 $ 4,529,77 0
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 48 $ 4,38 6 $ 25,207 $ 55,095
Diversified International Fund Class R-6 — (163) — 105,444
Diversified International Fund Institutional Class 8,912 (45) 22,045 (89,333)
Diversified Real Asset Fund 4,877 226 — 4,506
EDGE MidCap Fund 2,621 380 7,029 22,775
Equity Income Fund 16,640 2,039 21,021 41,788
Global Multi-Strategy Fund 7,021 6,336 3,712 (10,968)
Global Real Estate Securities Fund 5,461 1,344 913 21,506
Government & High Quality Bond Fund 7,408 (1,331) — 15,783
High Yield Fund 4,240 (581) — 812
Income Fund 17,74 6 (1,472) — 34,733
Inflation Protection Fund 3,028 (273) — 2,813
International Emerging Markets Fund 620 17,860 1,121 (14,070)
International Small Company Fund 1,501 6 2,671 1,724
Origin Emerging Markets Fund — — — 1,570
Principal Active Global Dividend Income ETF 5,620 — 2,296 17,920
Principal Active Income ETF 2,751 — 478 1,177
Principal Government Money Market Fund 1.65% 332 — — —
Principal Investment Grade Corporate Active ETF 2,200 949 59 3,998
Principal U.S. Mega-Cap Multi-Factor Index ETF 10,691 3,636 — 42,332
Principal U.S. Small-Cap Multi-Factor Index ETF 1,413 — — (556)
Real Estate Debt Income Fund 1, 397 87 9 — 1,418
Short-Term Income Fund 8,141 (426) — 8,641
Spectrum Preferred and Capital Securities Income Fund 6,381 (925) — 7,857
$ 119,0 49 $ 32,82 5 $ 86,552 $ 276,965
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2019
See accompanying notes.
64
INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 0.25%
Principal Government Money Market Fund
1.65%
(a),(b)
4,220,961 $ 4,221
Principal Exchange-Traded Funds - 13.54%
Principal Active Global Dividend Income ETF
( a)
1,207,000 34,202
Principal Active Income ETF
( a)
1,146,000 46,182
Principal Investment Grade Corporate Active
ETF
( a)
656,100 17,606
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
3,586,000 106,540
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
827,700 25,866
$ 230,396
Principal Funds, Inc. Class R-6 - 52.67%
Blue Chip Fund
( a)
4,110,640 108,151
Diversified International Fund
( a)
11,234,375 140,205
Diversified Real Asset Fund
( a)
4,292,218 49,575
EDGE MidCap Fund
( a)
3,255,569 49,778
Global Diversified Income Fund
( a)
3,395,348 46,347
Global Real Estate Securities Fund
( a)
3,706,925 40,405
High Yield Fund
( a)
5,560,228 39,478
Income Fund
( a)
32,218,085 315,737
International Small Company Fund
( a)
1,588,810 17,731
Origin Emerging Markets Fund
( a)
1,591,019 17,660
Spectrum Preferred and Capital Securities Income
Fund
( a)
6,869,858 71,103
$ 896,170
Principal Funds, Inc. Institutional Class - 33.59%
Equity Income Fund
( a)
4,544,288 151,370
Government & High Quality Bond Fund
( a)
17,062,098 179,835
Inflation Protection Fund
( a)
5,107,747 44,080
Short-Term Income Fund
( a)
15,932,761 196,132
$ 571,417
TOTAL INVESTMENT COMPANIES $ 1,702,204
Total Investments $ 1,702,204
Other Assets and Liabilities -  (0.05)% (831)
TOTAL NET ASSETS - 100.00% $ 1,701,373
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 61.74%
Domestic Equity Funds 25.97%
International Equity Funds 6.46%
Specialty Funds 5.63%
Money Market Funds 0.25%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2019
See accompanying notes.
65
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 88,014 $ 24,806 $ 18,957 $ 108,151
Diversified International Fund Class R-6 — 118,468 5,398 140,205
Diversified International Fund Institutional Class 119,635 12,030 108,676 —
Diversified Real Asset Fund 49,763 3,788 5,614 49,575
EDGE MidCap Fund 38,081 11,377 5,322 49,778
Equity Income Fund 133,672 24,392 17,684 151,370
Global Diversified Income Fund 45,951 3,961 5,280 46,347
Global Multi-Strategy Fund 68,059 4,729 71,127 —
Global Real Estate Securities Fund 37,573 5,212 8,806 40,405
Government & High Quality Bond Fund 167,676 26,079 23,182 179,835
High Yield Fund 42,959 4,922 8,629 39,478
Income Fund 284,817 53,146 40,364 315,737
Inflation Protection Fund 44,483 2,844 4,841 44,080
International Emerging Markets Fund 12,627 723 14,27 6 —
International Small Company Fund 13,381 4,335 498 17,731
Origin Emerging Markets Fund — 17,673 501 17,660
Principal Active Global Dividend Income ETF 31,405 — — 34,202
Principal Active Income ETF 41,335 3,94 4 — 46,182
Principal Government Money Market Fund 1.65% 9,090 47,655 52,524 4,221
Principal Investment Grade Corporate Active ETF 36,819 — 21,818 17,606
Principal U.S. Mega-Cap Multi-Factor Index ETF 108,057 846 13,274 106,540
Principal U.S. Small-Cap Multi-Factor Index ETF 21,906 4,04 8 — 25,866
Real Estate Debt Income Fund 15,662 4 67 16,8 66 —
Short-Term Income Fund 193,957 22,483 25,082 196,132
Spectrum Preferred and Capital Securities Income Fund 69,754 6,535 9,205 71,103
$ 1,674,676 $ 404,4 63 $ 477,9 24 $ 1,702,204
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 12 $ 535 $ 6,193 $ 13,753
Diversified International Fund Class R-6 — (35) — 27,170
Diversified International Fund Institutional Class 2,231 (6) 5,517 (22,983)
Diversified Real Asset Fund 1,603 (1) — 1,639
EDGE MidCap Fund 611 114 1,639 5,528
Equity Income Fund 4,150 (291) 5,273 11,281
Global Diversified Income Fund 2,346 (230) — 1,945
Global Multi-Strategy Fund 2,688 1,103 1,418 (2,764)
Global Real Estate Securities Fund 1,531 111 257 6,315
Government & High Quality Bond Fund 4,670 (1,229) — 10,491
High Yield Fund 2,512 (339) — 565
Income Fund 9,682 (914) — 19,052
Inflation Protection Fund 1,867 (112) — 1,706
International Emerging Markets Fund 149 4,72 2 269 (3,796)
International Small Company Fund 386 (21) 687 534
Origin Emerging Markets Fund — (11) — 499
Principal Active Global Dividend Income ETF 880 — 360 2,797
Principal Active Income ETF 2,061 — 356 903
Principal Government Money Market Fund 1.65% 194 — — —
Principal Investment Grade Corporate Active ETF 1,179 556 32 2,049
Principal U.S. Mega-Cap Multi-Factor Index ETF 2,539 776 — 10,135
Principal U.S. Small-Cap Multi-Factor Index ETF 323 — — (88)
Real Estate Debt Income Fund 455 2 74 — 4 63
Short-Term Income Fund 4,6 90 (230) — 5,004
Spectrum Preferred and Capital Securities Income Fund 3,653 (442) — 4,461
$ 50,41 2 $ 4,3 30 $ 22,001 $ 96,6 59
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2019
See accompanying notes.
66
INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 0.26%
Principal Government Money Market Fund
1.65%
(a),(b)
7,808,170 $ 7,808
Principal Exchange-Traded Funds - 21.61%
Principal Active Global Dividend Income ETF
( a)
3,580,000 101,443
Principal Active Income ETF
( a)
1,012,000 40,782
Principal Investment Grade Corporate Active
ETF
( a)
580,000 15,564
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
13,304,400 395,274
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
3,294,800 102,963
$ 656,026
Principal Funds, Inc. Class R-6 - 53.22%
Blue Chip Fund
( a)
14,271,090 375,472
Diversified International Fund
( a)
41,900,372 522,917
Diversified Real Asset Fund
( a)
9,374,393 108,274
EDGE MidCap Fund
( a)
12,019,966 183,785
Global Real Estate Securities Fund
( a)
9,796,455 106,781
Income Fund
( a)
15,318,310 150,120
International Small Company Fund
( a)
5,273,713 58,855
Origin Emerging Markets Fund
( a)
5,542,091 61,517
Spectrum Preferred and Capital Securities Income
Fund
( a)
4,617,268 47,789
$ 1,615,510
Principal Funds, Inc. Institutional Class - 24.96%
Equity Income Fund
( a)
15,768,765 525,258
Government & High Quality Bond Fund
( a)
8,983,935 94,691
Short-Term Income Fund
( a)
11,182,643 137,658
$ 757,607
TOTAL INVESTMENT COMPANIES $ 3,036,951
Total Investments $ 3,036,951
Other Assets and Liabilities -  (0.05)% (1,616)
TOTAL NET ASSETS - 100.00% $ 3,035,335
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 52.13%
Fixed Income Funds 33.26%
International Equity Funds 10.83%
Specialty Funds 3.57%
Money Market Funds 0.26%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2019
See accompanying notes.
67
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 336,612 $ 42,579 $ 58,171 $ 375,472
Diversified International Fund Class R-6 — 455,612 18,786 522,917
Diversified International Fund Institutional Class 470,235 34,819 433,932 —
Diversified Real Asset Fund 115,915 6,735 17,818 108,274
EDGE MidCap Fund 167,012 13,874 19,900 183,785
Equity Income Fund 497,675 44,475 55,718 525,258
Global Multi-Strategy Fund 48,758 2,948 50,341 —
Global Real Estate Securities Fund 102,719 9,928 23,147 106,781
Government & High Quality Bond Fund 90,324 16,929 17,380 94,691
Income Fund 150,285 20,441 29,572 150,120
International Small Company Fund 45,477 13,971 2,064 58,855
Multi-Manager Equity Long/Short Fund 77,086 8,336 80,587 —
Origin Emerging Markets Fund 52,800 6,178 4,444 61,517
Principal Active Global Dividend Income ETF 93,148 — — 101,443
Principal Active Income ETF — 39,984 — 40,782
Principal Government Money Market Fund 1.65% 11,394 98,663 102,249 7,808
Principal Investment Grade Corporate Active ETF 19,797 — 5,976 15,564
Principal U.S. Mega-Cap Multi-Factor Index ETF 405,184 — 50,748 395,274
Principal U.S. Small-Cap Multi-Factor Index ETF 94,426 9,16 5 — 102,963
Short-Term Income Fund 146,632 18,624 30,978 137,658
Spectrum Preferred and Capital Securities Income Fund 49,753 5,302 9,959 47,789
$ 2,975,232 $ 848,56 3 $ 1, 011,770 $ 3,036,951
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 44 $ 1,381 $ 23,192 $ 53,071
Diversified International Fund Class R-6 — (191) — 86,282
Diversified International Fund Institutional Class 8,668 (399) 21,478 (70,723)
Diversified Real Asset Fund 3,634 (124) — 3,566
EDGE MidCap Fund 2,673 812 7,167 21,987
Equity Income Fund 15,0 10 (2,656) 19,139 41,482
Global Multi-Strategy Fund 1,885 2,984 998 (4,349)
Global Real Estate Securities Fund 4,155 240 692 17,041
Government & High Quality Bond Fund 2,406 (524) — 5,342
Income Fund 4,807 (587) — 9,553
International Small Company Fund 1,294 68 2,302 1,403
Multi-Manager Equity Long/Short Fund 23 (1,528) 7,120 (3,307)
Origin Emerging Markets Fund 879 637 — 6,346
Principal Active Global Dividend Income ETF 2,610 — 1,066 8,295
Principal Active Income ETF 290 — — 798
Principal Government Money Market Fund 1.65% 200 — — —
Principal Investment Grade Corporate Active ETF 718 164 18 1,579
Principal U.S. Mega-Cap Multi-Factor Index ETF 9,516 3,333 — 37,505
Principal U.S. Small-Cap Multi-Factor Index ETF 1,334 — — (628)
Short-Term Income Fund 3,373 (210) — 3,590
Spectrum Preferred and Capital Securities Income Fund 2,510 (289) — 2,982
$ 66,029 $ 3,111 $ 83,172 $ 221,815
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2019
See accompanying notes.
68
INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Money Market Funds - 0.18%
Principal Government Money Market Fund
1.65%
(a),(b)
4,989,820 $ 4,990
Principal Exchange-Traded Funds - 15.25%
Principal Active Global Dividend Income ETF
( a)
7,277,100 206,205
Principal Active Income ETF
( a)
1,779,800 71,724
Principal Investment Grade Corporate Active
ETF
( a)
1,540,000 41,326
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
3,126,200 92,879
$ 412,134
Principal Funds, Inc. Class R-6 - 46.13%
Blue Chip Fund
( a)
1,762,218 46,364
EDGE MidCap Fund
( a)
2,721,551 41,613
Global Diversified Income Fund
( a)
9,798,822 133,754
Global Real Estate Securities Fund
( a)
9,475,116 103,279
High Yield Fund
( a)
16,629,681 118,071
Income Fund
( a)
67,551,264 662,002
Spectrum Preferred and Capital Securities Income
Fund
( a)
13,718,790 141,989
$ 1,247,072
Principal Funds, Inc. Institutional Class - 38.48%
Equity Income Fund
( a)
5,643,648 187,990
Government & High Quality Bond Fund
( a)
32,139,256 338,748
Inflation Protection Fund
( a)
19,897,354 171,714
Short-Term Income Fund
( a)
27,770,243 341,851
$ 1,040,303
TOTAL INVESTMENT COMPANIES $ 2,704,499
Total Investments $ 2,704,499
Other Assets and Liabilities -  (0.04)% (1,202)
TOTAL NET ASSETS - 100.00% $ 2,703,297
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 69.82%
Domestic Equity Funds 13.64%
International Equity Funds 11.45%
Specialty Funds 4.95%
Money Market Funds 0.18%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2019
See accompanying notes.
69
Affiliated Securities October 31, 2018 Purchases Sales October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 30,602 $ 13,414 $ 3,171 $ 46,364
EDGE MidCap Fund 33,839 6,582 3,917 41,613
Equity Income Fund 160,271 23,821 9,960 187,990
Global Diversified Income Fund 128,953 10,819 10,924 133,754
Global Real Estate Securities Fund 94,180 6,686 14,154 103,279
Government & High Quality Bond Fund 290,264 57,934 25,790 338,748
High Yield Fund 114,735 11,743 9,043 118,071
Income Fund 597,454 76,457 50,745 662,002
Inflation Protection Fund 167,139 11,132 12,613 171,714
Principal Active Global Dividend Income ETF 170,011 20,553 — 206,205
Principal Active Income ETF 65,726 4,634 — 71,724
Principal Government Money Market Fund 1.65% 26,494 105,780 127,284 4,990
Principal Investment Grade Corporate Active ETF 77,563 — 41,960 41,326
Principal U.S. Mega-Cap Multi-Factor Index ETF 92,825 — 9,353 92,879
Real Estate Debt Income Fund 49,337 1,7 37 53,4 83 —
Short-Term Income Fund 334,632 30,096 31,179 341,851
Spectrum Preferred and Capital Securities Income Fund 134,466 10,256 10,739 141,989
$ 2,568,491 $ 391,6 44 $ 414, 315 $ 2,704,499
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 4 $ (12) $ 2,165 $ 5,531
EDGE MidCap Fund 591 20 1,586 5,089
Equity Income Fund 5,107 262 6,382 13,596
Global Diversified Income Fund 6,687 (547) — 5,453
Global Real Estate Securities Fund 3,958 640 648 15,927
Government & High Quality Bond Fund 8,365 (1,806) — 18,146
High Yield Fund 6,977 (369) — 1,005
Income Fund 20,651 (1,632) — 40,468
Inflation Protection Fund 7,107 (317) — 6,373
Principal Active Global Dividend Income ETF 4,812 — 1,946 15,641
Principal Active Income ETF 3,256 — 565 1,364
Principal Government Money Market Fund 1.65% 566 — — —
Principal Investment Grade Corporate Active ETF 2,541 1,069 68 4,654
Principal U.S. Mega-Cap Multi-Factor Index ETF 2,193 919 — 8,488
Real Estate Debt Income Fund 1,504 1,0 55 — 1,3 54
Short-Term Income Fund 8,192 (406) — 8,708
Spectrum Preferred and Capital Securities Income Fund 7,204 (536) — 8,542
$ 89,715 $ (1,6 60 ) $ 13,360 $ 160,3 39
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2019
See accompanying notes.
70
INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 0.34%
Principal Government Money Market Fund
1.65%
(a),(b)
6,346,340 $ 6,346
Principal Exchange-Traded Funds - 17.20%
Principal Active Global Dividend Income ETF
( a)
3,857,000 109,292
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
4,532,800 134,670
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
2,534,500 79,203
$ 323,165
Principal Funds, Inc. Class R-6 - 61.36%
Blue Chip Fund
( a)
10,838,437 285,159
Diversified International Fund
( a)
32,308,272 403,207
EDGE MidCap Fund
( a)
8,144,884 124,535
Global Real Estate Securities Fund
( a)
9,099,832 99,188
International Small Company Fund
( a)
4,243,872 47,362
LargeCap Growth Fund I
( a)
5,727,460 92,613
Origin Emerging Markets Fund
( a)
9,081,935 100,810
$ 1,152,874
Principal Funds, Inc. Institutional Class - 21.16%
Equity Income Fund
( a)
10,580,468 352,436
LargeCap Value Fund III
( a)
2,613,674 45,138
$ 397,574
TOTAL INVESTMENT COMPANIES $ 1,879,959
Total Investments $ 1,879,959
Other Assets and Liabilities -  (0.06)% (1,048)
TOTAL NET ASSETS - 100.00% $ 1,878,911
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 59.28%
Fixed Income Funds 21.46%
International Equity Funds 18.98%
Money Market Funds 0.34%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
October 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 265,454 $ 27,332 $ 49,191 $ 285,159
Diversified International Fund Class R-6 — 376,319 19,790 403,207
Diversified International Fund Institutional Class 349,344 27,401 340,359 —
EDGE MidCap Fund 116,467 11,260 18,347 124,535
Equity Income Fund 341,313 25,674 40,568 352,436
Global Real Estate Securities Fund 101,938 4,998 24,511 99,188
International Small Company Fund 32,375 18,015 4,210 47,362
LargeCap Growth Fund I — 92,914 1,954 92,613
LargeCap Value Fund III — 44,681 751 45,138
Origin Emerging Markets Fund 63,856 36,702 9,344 100,810
Principal Active Global Dividend Income ETF 101,188 — 872 109,292
Principal Active Income ETF 79,840 — 79,753 —
Principal Government Money Market Fund 1.65% 8,520 226,398 228,572 6,346
Principal U.S. Mega-Cap Multi-Factor Index ETF 244,563 — 133,629 134,670
Principal U.S. Small-Cap Multi-Factor Index ETF 76,607 3,203 — 79,203
Short-Term Income Fund 34,803 18,349 53,974 —
$ 1,816,268 $ 913,246 $ 1,005,825 $ 1,879,959
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 34 $ (2,200) $ 18,166 $ 43,764
Diversified International Fund Class R-6 — (342) — 47,020
Diversified International Fund Institutional Class 6,364 (1,040) 15,880 (35,346)
EDGE MidCap Fund 1,819 (721) 4,907 15,876
Equity Income Fund 10,20 7 (3,054) 13,094 29,071
Global Real Estate Securities Fund 4,041 612 693 16,151
International Small Company Fund 907 24 1,624 1,158
LargeCap Growth Fund I — (39) — 1,692
LargeCap Value Fund III — 6 — 1,202
Origin Emerging Markets Fund 1,029 141 — 9,455
Principal Active Global Dividend Income ETF 2,836 (38) 1,158 9,014
Principal Active Income ETF 2,349 753 687 (840)
Principal Government Money Market Fund 1.65% 166 — — —
Principal U.S. Mega-Cap Multi-Factor Index ETF 4,790 12,884 — 10,852
Principal U.S. Small-Cap Multi-Factor Index ETF 1,080 — — (607)
Short-Term Income Fund 586 420 — 402
$ 36,20 8 $ 7,406 $ 56,209 $ 148,864
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.
71
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2019 $ 13 .33 $ 0 .33 $ 0 .81 $ 1 .14 ( $ 0 .31 ) ( $ 0 .68 ) ( $ 0 .99 ) $ 13 .48
2018 14 .07 0 .33 ( 0 .45 ) ( 0 .12 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 13 .33
2017 13 .31 0 .23 1 .03 1 .26 ( 0 .22 ) ( 0 .28 ) ( 0 .50 ) 14 .07
2016 13 .55 0 .22 0 .14 0 .36 ( 0 .20 ) ( 0 .40 ) ( 0 .60 ) 13 .31
2015 13 .76 0 .26 ( 0 .22 ) 0 .04 ( 0 .25 ) – ( 0 .25 ) 13 .55
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2019 13 .92 0 .31 1 .07 1 .38 ( 0 .30 ) ( 0 .57 ) ( 0 .87 ) 14 .43
2018 14 .81 0 .35 ( 0 .48 ) ( 0 .13 ) ( 0 .34 ) ( 0 .42 ) ( 0 .76 ) 13 .92
2017 13 .45 0 .22 1 .58 1 .80 ( 0 .21 ) ( 0 .23 ) ( 0 .44 ) 14 .81
2016 14 .24 0 .20 0 .09 0 .29 ( 0 .18 ) ( 0 .90 ) ( 1 .08 ) 13 .45
2015 14 .99 0 .33 ( 0 .25 ) 0 .08 ( 0 .31 ) ( 0 .52 ) ( 0 .83 ) 14 .24
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2019 14 .31 0 .29 1 .23 1 .52 ( 0 .27 ) ( 0 .71 ) ( 0 .98 ) 14 .85
2018 15 .24 0 .35 ( 0 .47 ) ( 0 .12 ) ( 0 .34 ) ( 0 .47 ) ( 0 .81 ) 14 .31
2017 13 .44 0 .18 2 .10 2 .28 ( 0 .19 ) ( 0 .29 ) ( 0 .48 ) 15 .24
2016 14 .44 0 .18 ( 0 .01 ) 0 .17 ( 0 .16 ) ( 1 .01 ) ( 1 .17 ) 13 .44
2015 15 .24 0 .34 ( 0 .22 ) 0 .12 ( 0 .34 ) ( 0 .58 ) ( 0 .92 ) 14 .44

See accompanying notes.
72
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .43% $ 27,312 0 .38% (c) ,(d) 2 .52% 37 .4%
( 0 .89 ) 26,867 0 .38 (c) ,(d) 2 .40 21 .7
9 .78 33,206 0 .38 (c) ,(d) 1 .69 13 .0
2 .83 33,881 0 .39 (c) ,(d) 1 .68 15 .1
0 .26 42,365 0 .41 (c) ,(d) 1 .90 32 .7
10 .78 102,763 0 .38 (c) ,(d) 2 .27 34 .2
( 1 .00 ) 100,709 0 .38 (c) ,(d) 2 .42 20 .4
13 .78 123,884 0 .37 (c) ,(d) 1 .55 14 .2
2 .31 118,522 0 .39 (c) ,(d) 1 .54 12 .0
0 .58 133,985 0 .41 (c) ,(d) 2 .26 33 .5
11 .81 125,814 0 .38 (c) ,(d) 2 .04 23 .0
( 0 .94 ) 115,998 0 .38 (c) ,(d) 2 .35 23 .8
17 .45 139,849 0 .38 (c) ,(d) 1 .31 20 .9
1 .49 117,542 0 .39 (c) ,(d) 1 .36 15 .2
0 .88 125,826 0 .41 (c) ,(d) 2 .31 36 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.
73
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2019 $ 14 .99 $ 0 .27 $ 1 .34 $ 1 .61 ( $ 0 .26 ) ( $ 0 .91 ) ( $ 1 .17 ) $ 15 .43
2018 15 .89 0 .31 ( 0 .32 ) ( 0 .01 ) ( 0 .30 ) ( 0 .59 ) ( 0 .89 ) 14 .99
2017 13 .86 0 .18 2 .48 2 .66 ( 0 .17 ) ( 0 .46 ) ( 0 .63 ) 15 .89
2016 14 .67 0 .17 ( 0 .11 ) 0 .06 ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 13 .86
2015 15 .50 0 .34 ( 0 .18 ) 0 .16 ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 14 .67
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2019 15 .28 0 .27 1 .42 1 .69 ( 0 .24 ) ( 0 .84 ) ( 1 .08 ) 15 .89
2018 16 .03 0 .31 ( 0 .31 ) – ( 0 .29 ) ( 0 .46 ) ( 0 .75 ) 15 .28
2017 13 .78 0 .15 2 .70 2 .85 ( 0 .15 ) ( 0 .45 ) ( 0 .60 ) 16 .03
2016 14 .51 0 .16 ( 0 .13 ) 0 .03 ( 0 .14 ) ( 0 .62 ) ( 0 .76 ) 13 .78
2015 15 .31 0 .34 ( 0 .17 ) 0 .17 ( 0 .36 ) ( 0 .61 ) ( 0 .97 ) 14 .51
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2019 12 .19 0 .32 0 .72 1 .04 ( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 12 .43
2018 12 .87 0 .30 ( 0 .45 ) ( 0 .15 ) ( 0 .30 ) ( 0 .23 ) ( 0 .53 ) 12 .19
2017 12 .29 0 .22 0 .61 0 .83 ( 0 .20 ) ( 0 .05 ) ( 0 .25 ) 12 .87
2016 12 .09 0 .21 0 .19 0 .40 ( 0 .20 ) – ( 0 .20 ) 12 .29
2015 12 .30 0 .23 ( 0 .23 ) – ( 0 .21 ) – ( 0 .21 ) 12 .09

See accompanying notes.
74
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .24% $ 94,659 0 .38% (c) ,(d) 1 .84% 14 .6%
( 0 .16 ) 87,497 0 .38 (c) ,(d) 1 .96 16 .0
19 .88 99,913 0 .38 (c) ,(d) 1 .20 26 .6
0 .58 84,378 0 .39 (c) ,(d) 1 .24 17 .9
1 .13 91,391 0 .41 (c) ,(d) 2 .25 25 .2
12 .47 76,784 0 .38 (c) ,(d) 1 .77 17 .3
( 0 .15 ) 73,509 0 .38 (c) ,(d) 1 .91 16 .9
21 .47 82,816 0 .38 (c) ,(d) 1 .04 29 .6
0 .36 64,995 0 .39 (c) ,(d) 1 .19 17 .0
1 .20 68,799 0 .41 (c) ,(d) 2 .28 21 .6
9 .31 16,283 0 .38 (c) ,(d) 2 .63 44 .8
( 1 .23 ) 16,585 0 .38 (c) ,(d) 2 .36 22 .7
6 .86 21,016 0 .38 (c) ,(d) 1 .80 18 .6
3 .40 21,260 0 .39 (c) ,(d) 1 .73 18 .2
0 .01 29,781 0 .41 (c) ,(d) 1 .85 36 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.
75
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2019 $ 15 .50 $ 0 .30 $ 1 .30 $ 1 .60 ( $ 0 .32 ) ( $ 1 .05 ) ( $ 1 .37 ) $ 15 .73
2018 16 .63 0 .36 ( 0 .34 ) 0 .02 ( 0 .33 ) ( 0 .82 ) ( 1 .15 ) 15 .50
2017 15 .07 0 .23 1 .85 2 .08 ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 16 .63
2016 15 .87 0 .22 0 .17 0 .39 ( 0 .21 ) ( 0 .98 ) ( 1 .19 ) 15 .07
2015 16 .39 0 .31 ( 0 .14 ) 0 .17 ( 0 .31 ) ( 0 .38 ) ( 0 .69 ) 15 .87
Class C shares
2019 15 .25 0 .24 1 .22 1 .46 ( 0 .20 ) ( 1 .05 ) ( 1 .25 ) 15 .46
2018 16 .39 0 .24 ( 0 .34 ) ( 0 .10 ) ( 0 .22 ) ( 0 .82 ) ( 1 .04 ) 15 .25
2017 14 .87 0 .11 1 .83 1 .94 ( 0 .12 ) ( 0 .30 ) ( 0 .42 ) 16 .39
2016 15 .68 0 .11 0 .16 0 .27 ( 0 .10 ) ( 0 .98 ) ( 1 .08 ) 14 .87
2015 16 .20 0 .18 ( 0 .12 ) 0 .06 ( 0 .20 ) ( 0 .38 ) ( 0 .58 ) 15 .68
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2019 11 .86 0 .27 0 .86 1 .13 ( 0 .29 ) ( 0 .54 ) ( 0 .83 ) 12 .16
2018 12 .52 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .86
2017 11 .70 0 .24 0 .94 1 .18 ( 0 .24 ) ( 0 .12 ) ( 0 .36 ) 12 .52
2016 12 .04 0 .24 0 .12 0 .36 ( 0 .23 ) ( 0 .47 ) ( 0 .70 ) 11 .70
2015 12 .41 0 .26 ( 0 .16 ) 0 .10 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 12 .04
Class C shares
2019 11 .73 0 .21 0 .82 1 .03 ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 12 .02
2018 12 .39 0 .21 ( 0 .35 ) ( 0 .14 ) ( 0 .20 ) ( 0 .32 ) ( 0 .52 ) 11 .73
2017 11 .58 0 .15 0 .93 1 .08 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 12 .39
2016 11 .93 0 .15 0 .11 0 .26 ( 0 .14 ) ( 0 .47 ) ( 0 .61 ) 11 .58
2015 12 .30 0 .17 ( 0 .15 ) 0 .02 ( 0 .19 ) ( 0 .20 ) ( 0 .39 ) 11 .93

See accompanying notes.
76
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .57% $ 2,194,735 0 .62% (a) ,(c) ,(d) 1 .99% 13 .4%
0 .00 1,957,610 0 .61 (a) ,(c) ,(d) 2 .24 26 .7
14 .18 2,120,767 0 .61 (a) ,(d) 1 .48 17 .6
2 .80 2,047,943 0 .66 (a) ,(d) 1 .51 17 .1
1 .10 2,124,905 0 .65 (a) ,(d) 1 .90 27 .6
10 .77 384,622 1 .38 (a) ,(c) ,(d) 1 .62 13 .4
( 0 .80 ) 648,980 1 .36 (a) ,(c) ,(d) 1 .50 26 .7
13 .32 738,524 1 .36 (a) ,(d) 0 .74 17 .6
2 .03 747,750 1 .40 (a) ,(d) 0 .75 17 .1
0 .39 762,424 1 .39 (a) ,(d) 1 .14 27 .6
10 .22 553,362 0 .63 (a) ,(c) ,(d) 2 .34 15 .0
( 0 .51 ) 485,084 0 .62 (a) ,(c) ,(d) 2 .49 21 .9
10 .27 529,131 0 .61 (a) ,(c) ,(d) 1 .97 21 .8
3 .26 512,080 0 .63 (a) ,(c) ,(d) 2 .04 17 .3
0 .84 512,264 0 .63 (a) ,(c) ,(d) 2 .16 22 .7
9 .37 160,672 1 .38 (a) ,(c) ,(d) 1 .82 15 .0
( 1 .26 ) 228,910 1 .37 (a) ,(c) ,(d) 1 .76 21 .9
9 .47 255,601 1 .36 (a) ,(c) ,(d) 1 .23 21 .8
2 .45 264,058 1 .38 (a) ,(c) ,(d) 1 .29 17 .3
0 .10 264,904 1 .38 (a) ,(c) ,(d) 1 .40 22 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.
77
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2019 $ 17 .76 $ 0 .25 $ 1 .62 $ 1 .87 ( $ 0 .26 ) ( $ 1 .82 ) ( $ 2 .08 ) $ 17 .55
2018 19 .24 0 .39 ( 0 .33 ) 0 .06 ( 0 .31 ) ( 1 .23 ) ( 1 .54 ) 17 .76
2017 16 .68 0 .21 2 .90 3 .11 ( 0 .20 ) ( 0 .35 ) ( 0 .55 ) 19 .24
2016 18 .16 0 .16 0 .14 0 .30 ( 0 .14 ) ( 1 .64 ) ( 1 .78 ) 16 .68
2015 18 .86 0 .29 ( 0 .11 ) 0 .18 ( 0 .30 ) ( 0 .58 ) ( 0 .88 ) 18 .16
Class C shares
2019 16 .45 0 .21 1 .40 1 .61 ( 0 .15 ) ( 1 .82 ) ( 1 .97 ) 16 .09
2018 17 .93 0 .24 ( 0 .31 ) ( 0 .07 ) ( 0 .18 ) ( 1 .23 ) ( 1 .41 ) 16 .45
2017 15 .59 0 .07 2 .70 2 .77 ( 0 .08 ) ( 0 .35 ) ( 0 .43 ) 17 .93
2016 17 .09 0 .04 0 .13 0 .17 ( 0 .03 ) ( 1 .64 ) ( 1 .67 ) 15 .59
2015 17 .81 0 .15 ( 0 .11 ) 0 .04 ( 0 .18 ) ( 0 .58 ) ( 0 .76 ) 17 .09
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2019 12 .08 0 .34 0 .79 1 .13 ( 0 .34 ) ( 0 .47 ) ( 0 .81 ) 12 .40
2018 12 .54 0 .34 ( 0 .38 ) ( 0 .04 ) ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 12 .08
2017 12 .07 0 .30 0 .52 0 .82 ( 0 .30 ) ( 0 .05 ) ( 0 .35 ) 12 .54
2016 12 .21 0 .32 0 .16 0 .48 ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 12 .07
2015 12 .64 0 .33 ( 0 .31 ) 0 .02 ( 0 .32 ) ( 0 .13 ) ( 0 .45 ) 12 .21
Class C shares
2019 11 .96 0 .25 0 .77 1 .02 ( 0 .25 ) ( 0 .47 ) ( 0 .72 ) 12 .26
2018 12 .42 0 .25 ( 0 .38 ) ( 0 .13 ) ( 0 .25 ) ( 0 .08 ) ( 0 .33 ) 11 .96
2017 11 .95 0 .21 0 .52 0 .73 ( 0 .21 ) ( 0 .05 ) ( 0 .26 ) 12 .42
2016 12 .10 0 .22 0 .16 0 .38 ( 0 .23 ) ( 0 .30 ) ( 0 .53 ) 11 .95
2015 12 .53 0 .23 ( 0 .30 ) ( 0 .07 ) ( 0 .23 ) ( 0 .13 ) ( 0 .36 ) 12 .10

See accompanying notes.
78
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .74% $ 1,683,156 0 .63% (c) ,(d) 1 .50% 10 .9%
0 .12 1,432,165 0 .61 (c) ,(d) 2 .10 33 .8
19 .17 1,542,284 0 .61 (d) 1 .17 20 .9
2 .05 1,418,053 0 .66 (d) 1 .00 22 .4
1 .05 1,506,074 0 .65 (d) 1 .60 35 .6
11 .92 242,084 1 .39 (c) ,(d) 1 .36 10 .9
( 0 .59 ) 480,699 1 .36 (c) ,(d) 1 .38 33 .8
18 .22 536,771 1 .37 (d) 0 .43 20 .9
1 .31 515,921 1 .42 (d) 0 .24 22 .4
0 .28 549,093 1 .40 (d) 0 .87 35 .6
9 .93 1,057,769 0 .61 (a) ,(c) ,(d) 2 .82 11 .1
( 0 .33 ) 917,357 0 .60 (a) ,(c) ,(d) 2 .77 22 .6
6 .92 981,216 0 .59 (a) ,(d) 2 .47 19 .1
4 .18 917,507 0 .64 (a) ,(d) 2 .67 10 .4
0 .20 840,440 0 .63 (a) ,(d) 2 .63 17 .7
9 .02 265,220 1 .37 (a) ,(c) ,(d) 2 .13 11 .1
( 1 .09 ) 325,369 1 .37 (a) ,(c) ,(d) 2 .01 22 .6
6 .17 363,723 1 .36 (a) ,(d) 1 .71 19 .1
3 .35 368,051 1 .41 (a) ,(d) 1 .90 10 .4
( 0 .55 ) 347,647 1 .39 (a) ,(d) 1 .87 17 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.
79
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2019 $ 19 .81 $ 0 .22 $ 1 .86 $ 2 .08 ( $ 0 .33 ) ( $ 2 .89 ) ( $ 3 .22 ) $ 18 .67
2018 21 .35 0 .44 ( 0 .58 ) ( 0 .14 ) ( 0 .34 ) ( 1 .06 ) ( 1 .40 ) 19 .81
2017 18 .24 0 .23 3 .55 3 .78 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 21 .35
2016 20 .60 0 .20 ( 0 .07 ) 0 .13 ( 0 .17 ) ( 2 .32 ) ( 2 .49 ) 18 .24
2015 21 .79 0 .37 ( 0 .19 ) 0 .18 ( 0 .37 ) ( 1 .00 ) ( 1 .37 ) 20 .60
Class C shares
2019 17 .98 0 .18 1 .54 1 .72 ( 0 .21 ) ( 2 .89 ) ( 3 .10 ) 16 .60
2018 19 .52 0 .26 ( 0 .53 ) ( 0 .27 ) ( 0 .21 ) ( 1 .06 ) ( 1 .27 ) 17 .98
2017 16 .73 0 .08 3 .26 3 .34 ( 0 .07 ) ( 0 .48 ) ( 0 .55 ) 19 .52
2016 19 .11 0 .06 ( 0 .07 ) ( 0 .01 ) ( 0 .05 ) ( 2 .32 ) ( 2 .37 ) 16 .73
2015 20 .32 0 .21 ( 0 .19 ) 0 .02 ( 0 .23 ) ( 1 .00 ) ( 1 .23 ) 19 .11

See accompanying notes.
80
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .89% $ 1,114,994 0 .64% (c) ,(d) 1 .26% 19 .9%
( 0 .86 ) 943,803 0 .63 (c) ,(d) 2 .10 49 .4
21 .34 1,023,096 0 .63 (d) 1 .16 19 .5
1 .03 926,183 0 .69 (d) 1 .10 22 .9
0 .92 996,126 0 .67 (d) 1 .77 51 .2
13 .01 139,759 1 .42 (c) ,(d) 1 .12 19 .9
( 1 .63 ) 284,797 1 .38 (c) ,(d) 1 .37 49 .4
20 .48 324,383 1 .38 (d) 0 .42 19 .5
0 .26 302,748 1 .44 (d) 0 .35 22 .9
0 .16 326,391 1 .42 (d) 1 .06 51 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Portfolio invests.

Report of Independent Registered Public Accounting Firm
81
To the Shareholders of Class A and C shares of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund,
Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth
Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund,
Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio,
SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively referred to as the “Funds”), (11 of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedules of investments, as of October 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds (11 of the portfolios constituting the Fund) at October 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and transfer agent of the affiliated and unaffiliated funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
December 18, 2019

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2019 (unaudited)
82
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund,
Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund,
SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or
SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to
October 31, 2019), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee may apply to IRA accounts and 403(b) accounts, respectively within Class A and Class C shares. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value May 1,
2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Beginning
Account Value
May 1, 2019
Ending Account
Value October 31,
2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Annualized
Expense
Ratio
Principal LifeTime 2010 Fund
Class A $ 1,000.00 $ 1,033.74 $ 1.95 $ 1,000.00 $ 1,023.29 $ 1.94 0.38%
Principal LifeTime 2020 Fund
Class A 1,000.00 1,034.41 1.90 1,000.00 1,023.34 1.89 0.37
Principal LifeTime 2030 Fund
Class A 1,000.00 1,034.12 1.95 1,000.00 1,023.29 1.94 0.38
Principal LifeTime 2040 Fund
Class A 1,000.00 1,032.11 1.95 1,000.00 1,023.29 1.94 0.38
Principal LifeTime 2050 Fund
Class A 1,000.00 1,031.15 1.95 1,000.00 1,023.29 1.94 0.38
Principal LifeTime Strategic Income
Fund
Class A 1,000.00 1,035.83 1.95 1,000.00 1,023.29 1.94 0.38
SAM Balanced Portfolio
Class A 1,000.00 1,037.63 3.18 1,000.00 1,022.08 3.16 0.62
Class C 1,000.00 1,033.62 6.97 1,000.00 1,018.35 6.92 1.36

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2019 (unaudited)
83
Actual Hypothetical
Beginning
Account
Value May 1,
2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Beginning
Account Value
May 1, 2019
Ending Account
Value October 31,
2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Annualized
Expense
Ratio
SAM Conservative Balanced
Portfolio
Class A $ 1,000.00 $ 1,037.41 $ 3.24 $ 1,000.00 $ 1,022.03 $ 3.21 $ 0.63
Class C 1,000.00 1,033.00 7.02 1,000.00 1,018.30 6.97 1.37
SAM Conservative Growth Portfolio
Class A 1,000.00 1,037.23 3.24 1,000.00 1,022.03 3.21 0.63
Class C 1,000.00 1,034.06 6.97 1,000.00 1,018.35 6.92 1.36
SAM Flexible Income Portfolio
Class A 1,000.00 1,040.66 3.14 1,000.00 1,022.13 3.11 0.61
Class C 1,000.00 1,036.22 7.03 1,000.00 1,018.30 6.97 1.37
SAM Strategic Growth Portfolio
Class A 1,000.00 1,037.80 3.34 1,000.00 1,021.93 3.31 0.65
Class C 1,000.00 1,033.62 7.18 1,000.00 1,018.15 7.12 1.40
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)
84
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2019, August 2019, September
2019 and November 2019 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
June 2019
Fund Net Income Realized Gain Capital Sources
SAM Balanced Portfolio 99.91% 0.09% 0.00%
SAM Flexible Income Portfolio 87.43 0.00 12.57
August 2019
Fund Net Income Realized Gain Capital Sources
SAM Flexible Income Portfolio 84.51% 0.00% 15.49%
September 2019
Fund Net Income Realized Gain Capital Sources
SAM Balanced Portfolio 78.34% 21.66% 0.00%
SAM Conservative Balanced Portfolio 89.68 10.32 0.00
November 2019
Fund Net Income Realized Gain Capital Sources
SAM Flexible Income Portfolio 71.33% 0.00% 28.67%

85
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 129 Durango Herald, Inc.;
McClatchy Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
1951
Retired. 129 McClatchy Newspapers, Inc.;
Frontier Communications,
Inc.; formerly, Herbalife Ltd.
Craig Damos
Director since 2008
Member, Audit Committee Member,
15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 129 None
Mark A. Grimmett
Lead Independent Director since 2011
Director since 2004
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
129 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 129 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 129 Armstrong World Industries,
Inc. and Equity Lifestyle
Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC.
Formerly, General Counsel, Investment Company
Institute
129 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Formerly, Executive Director, Herman Miller
Foundation; Formerly President, Herman Miller
Healthcare
129 SpartanNash; formerly:
Charlotte Russe; Follet
Corporation; PetSmart;
Spectrum Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 129 Denbury Resources Inc.
and Helmerich & Payne;
Formerly: Brown Advisory;
B/E Aerospace; WP Carey;
Nalco (and its successor
Ecolab)

86
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Director since 2019
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
129 None
Patrick Halter
Director since 2017
Member, Executive Committee
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
129 None

87
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Jennifer A. Block
Deputy Chief Compliance Officer
Des Moines, IA 50392
1973
Vice President and Counsel (2017-2018)
Assistant Counsel (2010-2017)
Assistant Secretary (2015-2018)
Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Senior Vice President, OppenheimerFunds (2011-
2019)
Principal Executive Officer, OC Private Capital
(2017-2019)
Tracy Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Prior thereto, Attorney in Private Practice
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2013, 2014-2017)

88
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
John Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

89
does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated March 1, 2019, and the Statement of Additional Information dated
March 1, 2019. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024
or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Fund. The Board is expected to review the operation and effectiveness of the Program in June 2020.

90
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) an amended sub-advisory agreement between Brown Advisory, LLC (“Brown”) and Principal Global Investors, LLC (the “Manager” or “PGI”) with respect to the
LargeCap Growth Fund I; and (2) the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds.
Brown Sub-Advisory Agreement – LargeCap Growth Fund I
On June 11, 2019, the Board considered for the LargeCap Growth Fund I (the “Fund”) the approval of an amended sub-advisory agreement
(the “Sub-advisory Agreement”) between the Manager and Brown Advisory, LLC (the “Sub-advisor”) in connection with a proposal to add a breakpoint to the sub-advisory fee schedule.
Nature, Quality and Extent of Services
The Board reviewed materials received from the Manager regarding the proposed amendment to the Fund’s Sub-advisory Agreement and noted that because the sub-advisory fee was paid by the Manager, the addition of a breakpoint to the sub-advisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Sub-advisor provides to the Fund and that the Sub-advisor’s obligations under the Sub-advisory
Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Sub-advisory Agreement other than the addition of a breakpoint to the sub-advisory fee schedule.
The Board considered that they had last approved the Sub-advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-advisor under the Sub advisory Agreement and had concluded, based upon the information provided, that the terms of the Sub-advisory Agreement were reasonable and that approval of the Sub-advisory
Agreement was in the best interests of the Fund.
Overall Conclusions
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Sub-
advisory Agreement.
Annual Review and Renewal of Management Agreement and Subadvisory Agreements
At its September 10, 2019 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act
(the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors,
LLC (the “Manager”) and PFI, on behalf of each of the sixty-four (64) series of PFI (each series is referred to as a “Fund”) (2) the Sub-
advisory Agreements between the Manager and each of AllianceBernstein L.P.; Barrow Hanley Mewhinney & Strauss, LLC; BlackRock
Financial Management, Inc.; BlackRock International Limited; Brown Advisory, LLC; Causeway Capital Management LLC; Columbus
Circle Investors; DDJ Capital Management, LLC; Eagle Asset Management, Inc.; Emerald Advisers, LLC; Finisterre Capital LLP; Hotchkis
and Wiley Capital Management, LLC; Logan Circle Partners, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Mellon
Investments Corporation; Neuberger Berman Investment Advisers LLC; Origin Asset Management LLP; Post Advisory Group, LLC;
Principal Real Estate Investors, LLC; Robert W. Baird & Co. Incorporated; Spectrum Asset Management, Inc.; T. Rowe Price Associates,
Inc.; Vaughan Nelson Investment Management, LP; Victory Capital Management Inc.; W. H. Reaves & Co., Inc.; and Westwood Management
Corp.; (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the
“Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreements
The Board considered, among other factors, that the Manager, along with Principal Management Corporation, the previous investment advisor to the Funds that merged with and into the Manager on May 1, 2017, and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. In addition, the Board considered the following factors for each of the Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund.

91
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreements.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the sub-advisors. The Board noted that the Manager’s process for the selection of Sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-
advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the Funds’ compliance history. The Board noted that they had reviewed and discussed information regarding the cost and quality of Fund portfolio transactions, including best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds, and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2019 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2019, and compared those returns to various agreed-upon performance measures, including, for all Funds other than the Government Money Market
Fund and the Money Market Fund, peer group data based upon a broad-based, industry category determined by Broadridge (“Performance
Universe”). For the Government Money Market Fund and the Money Market Fund, comparative performance information was provided by
I-Money Net.
For Funds or Sub-advisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2019, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2019, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance.
There were certain Funds, and certain Sub-advisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-
term performance of each such Fund or Sub-advisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or Sub advisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Sub-advisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub advisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee rate. For each Fund, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management fee rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class A shares, in each case as available, to investment advisory fee rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense
Universe”).
For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.
In evaluating the management fee rates, the Board considered a variety of factors, including the fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2018.The Board

92
considered that certain Funds with similar investment strategies and policies have different management fees and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the third quartile or better when compared to their
Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.
Profitability
The Board reviewed detailed information regarding revenues PGI received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended
December 31, 2018. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-advisors (Columbus Circle Investors, Finisterre Capital LLP, Origin Asset Management LLP, Post Advisory Group, LLC,
Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to PGI and its affiliates for the year ended December 31, 2018. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2018 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale. The Board noted
that the Principal LifeTime Funds and the Principal LifeTime Hybrid Funds do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fee schedules for the Government Money Market Fund, International Equity Index Fund, LargeCap
S&P 500 Index Fund, MidCap S&P 400 Index Fund, and SmallCap S&P 600 Index Fund do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain actions previously taken by the Board.
With regard to the LargeCap Growth Fund, the Board noted that the Board had previously approved the reorganization of the Fund into the
LargeCap Growth Fund I, subject to shareholder approval. The Board noted that the LargeCap Growth Fund’s contractual management fee rate, net management fee rate and total net expense ratio on the basis of Class A shares were in the first or second quartiles (14th, 21st and
29th percentiles, respectively) in the Expense Group and that the renewal of the Management Agreement would allow the Fund to operate until completion of the reorganization or provide for continuous operation of the Fund going forward in the event Fund shareholders do not approve the reorganization.
Sub-advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-advisor, the investment approach of the Sub-advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-advisors to the sub-advised Funds under the Sub-
advisory Agreements are satisfactory.
With respect to each Sub-advisory Agreement for which management proposed an amendment that would result in a reduction in the sub-
advisory fee rate, the Board considered the Manager’s representation that the amendment would not reduce the nature, quality or extent of the services the Sub-advisor provides and that the Sub-advisor’s obligations under the Sub advisory Agreement would remain the same in all material respects.

93
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-advisor is qualified and that either: (1) the investment performance of the Sub-advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub advised funds in the Expense Group and, if available, the Expense Universe.
With regard to the MidCap Growth Fund III, the Board accepted management’s proposals to amend the Fund’s Sub-advisory Agreements with each of Eagle Asset Management, Inc. and Robert W. Baird & Co. Incorporated to reduce the sub-advisory fee rates payable at each asset level and considered both the amended sub-advisory fee schedules and the pro forma rankings of the reduced sub-advisory fee rates in concluding that the Sub-advisory Agreements, as amended, should be renewed.
With regard to the Overseas Fund, the Board accepted management’s proposal to amend the Fund’s Sub-advisory Agreement with Barrow,
Hanley, Mewhinney, Strauss, LLC to reduce the sub-advisory fee rate payable at each asset level and considered both the amended sub-
advisory fee schedule and the pro forma ranking of the reduced sub-advisory fee rate in concluding that the Sub-advisory Agreement, as amended, should be renewed.
With regard to the SmallCap Growth Fund I, the Board accepted management’s proposals to amend the Fund’s Sub-advisory Agreement with
AllianceBernstein, L.P. to reduce the sub advisory fee rate payable at each asset level and to amend the Fund’s Sub-advisory Agreements with each of Brown Advisory, LLC and Emerald Advisers, LLC to reduce the sub advisory fee rates payable at certain asset levels and considered both the amended sub advisory fee schedules and the pro forma rankings of the reduced sub-advisory fee rates in concluding that the Sub-
advisory Agreements, as amended, should be renewed.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-advisor. The Board considered the profitability of the affiliated Sub advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-advisor when evaluating the sub advisory fees. The Board considered as a part of this analysis each Sub-advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub advisor were appropriate.
Special Circumstances
With regard to the LargeCap Growth Fund, the Board noted that the Board had previously approved the reorganization of the Fund into the
LargeCap Growth Fund I, subject to shareholder approval. The Board noted that the renewal of the Sub-advisory Agreement with Columbus
Circle Investors would allow the Fund to operate until completion of the reorganization or provide for continuous operation of the Fund going forward in the event Fund shareholders do not approve the reorganization.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

94
Joint Annual Meeting of Shareholders
Principal Funds, Inc.
Held May 22, 2019
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following funds:
6b. Approval of an amended fundamental investment restriction relating to diversification for the following fund:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following funds:
6d. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
Joint Annual Meeting of Shareholders
Principal Funds, Inc.
Held June 20, 2019 (Related to Proposals adjourned at May 22, 2019 meeting)
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
For Against Abstain Broker Non-Vote
California Municipal Fund 11,147,641.056 1,001,733.174 1,144,378.132 6,427,670.447
Inflation Protection Fund 171,452,001.175 16,500,313.261 112,098.380 823,321.032
SAM Conservative Growth Portfolio 77,695,755.223 34,392,017.140 6,086,172.418 20,522,506.309
SAM Strategic Growth Portfolio 54,248,595.165 4,602,672.190 8,942,924.050 10,844,557.711
Tax-Exempt Bond Fund 18,769,135.911 977,980.721 940,405.171 10,425,649.555
For Against Abstain Broker Non-Vote
California Municipal Fund 11,183,925.733 991,358.003 1,118,508.626 6,427,670.447
Inflation Protection Fund 148,012,604.346 39,693,342.031 358,466.439 823,321.032
SAM Conservative Growth Portfolio 78,087,381.374 35,190,199.220 4,896,364.187 20,522,506.309
SAM Strategic Growth Portfolio 54,120,116.110 6,917,565.639 6,756,509.656 10,844,557.711
SmallCap Fund 14,896,819.434 2,876,329.505 887,681.394 3,355,843.658
Tax-Exempt Bond Fund 18,794,885.956 1,012,794.440 879,841.407 10,425,649.555
For Against Abstain Broker Non-Vote
California Municipal Fund 11,657,882.691 463,905.582 1,172,004.089 6,427,670.447
Principal LifeTime 2060 Fund 11,038,932.411 5,454,092.695 5,580,355.491 114,106.690
SAM Conservative Growth Portfolio 82,134,705.726 32,719,222.696 3,320,016.359 20,522,506.309
Tax-Exempt Bond Fund 19,151,990.445 485,106.953 1,050,424.405 10,425,649.555
For Against Abstain Broker Non-Vote
California Municipal Fund 11,826,225.352 407,741.124 1,059,825.886 6,427,670.447
For Against Abstain Broker Non-Vote
California Municipal Fund 11,763,940.776 382,965.979 1,146,885.617 6,427,670.447
Tax-Exempt Bond Fund 19,110,735.335 486,147.318 1,090,639.150 10,425,649.555
For Against Abstain Broker Non-Vote
SAM Conservative Growth Portfolio 81,093,635.444 33,745,904.470 3,334,404.867 20,522,506.309
For Against Abstain Broker Non-Vote
California Municipal Fund 13,821,958.102 1,183,048.371 1,322,510.320 5,752,175.038
SAM Conservative Growth Portfolio 108,560,363.995 6,606,826.451 5,182,281.028 19,655,837.771
Tax-Exempt Bond Fund 22,677,026.756 1,057,608.062 1,289,900.326 9,582,241.208

95
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following funds:
6b. Approval of an amended fundamental investment restriction relating to diversification for the following fund:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
6d. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
Joint Annual Meeting of Shareholders
Principal Funds, Inc.
Held June 21, 2019 (Related to Proposals adjourned at May 22, 2019 and June 20, 2019 meetings)
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following fund:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following fund:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following fund:
For Against Abstain Broker Non-Vote
California Municipal Fund 13,851,798.464 1,172,403.246 1,303,315.083 5,752,175.038
SAM Conservative Growth Portfolio 109,029,722.259 7,226,100.812 4,039,648.403 19,655,837.771
Tax-Exempt Bond Fund 22,665,921.823 1,087,321.541 1,271,291.780 9,582,241.208
For Against Abstain Broker Non-Vote
California Municipal Fund 14,446,051.569 529,322.835 1,352,142.389 5,752,175.038
Principal LifeTime 2060 Fund 13,909,092.795 1,020,840.960 7,143,446.842 114,106.690
SAM Conservative Growth Portfolio 110,959,931.724 5,987,934.549 3,401,605.201 19,655,837.771
Tax-Exempt Bond Fund 23,082,460.442 460,564.329 1,481,510.373 9,582,241.208
For Against Abstain Broker Non-Vote
California Municipal Fund 14,594,771.939 494,626.196 1,238,118.658 5,752,175.038
For Against Abstain Broker Non-Vote
California Municipal Fund 14,574,844.928 422,678.207 1,329,993.658 5,752,175.038
Tax-Exempt Bond Fund 23,032,454.855 494,908.832 1,497,171.567 9,582,241.208
For Against Abstain Broker Non-Vote
SAM Conservative Growth Portfolio 110,840,329.089 6,110,683.377 3,398,459.008 19,655,837.771
For Against Abstain Broker Non-Vote
California Municipal Fund 13,831,203.429 1,183,839.772 1,323,395.166 5,257,015.781
Tax-Exempt Bond Fund 22,756,702.662 1,078,000.376 1,289,936.811 9,055,486.136
For Against Abstain Broker Non-Vote
California Municipal Fund 13,861,063.783 1,173,187.546 1,304,187.038 5,257,015.781
Tax-Exempt Bond Fund 22,666,561.675 1,186,750.445 1,271,327.729 9,055,486.136
For Against Abstain Broker Non-Vote
California Municipal Fund 14,455,714.369 529,767.991 1,353,047.007 5,257,015.781
Tax-Exempt Bond Fund 23,162,147.811 480,939.756 1,481,552.282 9,055,486.136

96
6b. Approval of an amended fundamental investment restriction relating to diversification for the following fund:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
Special Meeting of Shareholders
Principal Funds, Inc.
Held June 21, 2019
Approval of a new sub-advisory agreement with Post Advisory Group, LLC for the following fund:
Special Meeting of Shareholders
Principal Funds, Inc.
Held October 4, 2019
Approval of a plan of acquisition providing for the reorganization of the LargeCap Growth Fund into the LargeCap Growth Fund I:
For Against Abstain Broker Non-Vote
California Municipal Fund 14,604,534.257 494,957.083 1,238,947.027 5,257,015.781
For Against Abstain Broker Non-Vote
California Municipal Fund 14,584,593.918 422,961.031 1,330,883.418 5,257,015.781
Tax-Exempt Bond Fund 23,132,503.216 494,922.833 1,497,213.800 9,055,486.136
For Against Abstain Broker Non-Vote
High Income Fund 337,460,508.242 342.481 4,607,800.743 -
For Against Abstain Broker Non-Vote
LargeCap Growth Fund I 52,411,826.318 1,914,907.949 9,054,382.836 -

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2019 (unaudited)
97
Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended October 31,
2019 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2019 , that qualifies for the DRD are as follows:
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20% . The QDI percentages of ordinary income distributions are as follows:
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended October 31, 2019 , are as follows:
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
DRD
Principal LifeTime 2010 Fund 12.09%
Principal LifeTime 2020 Fund 17.46
Principal LifeTime 2030 Fund 24.67
Principal LifeTime 2040 Fund 28.66
Principal LifeTime 2050 Fund 33.36
Principal LifeTime Strategic Income Fund 8.58
SAM Balanced Portfolio 31.08
SAM Conservative Balanced Portfolio 22.17
SAM Conservative Growth Portfolio 43.85
SAM Flexible Income Portfolio 17.44
SAM Strategic Growth Portfolio 41.61
QDI
Principal LifeTime 2010 Fund 24.47%
Principal LifeTime 2020 Fund 35.50
Principal LifeTime 2030 Fund 48.19
Principal LifeTime 2040 Fund 54.09
Principal LifeTime 2050 Fund 62.79
Principal LifeTime Strategic Income Fund 18.41
SAM Balanced Portfolio 54.00
SAM Conservative Balanced Portfolio 38.29
SAM Conservative Growth Portfolio 73.70
SAM Flexible Income Portfolio 29.14
SAM Strategic Growth Portfolio 73.34
Foreign Taxes
Per Share
Foreign Taxes
Per Share
Principal LifeTime 2010 Fund $ 0.0040 Principal LifeTime Strategic Income Fund $ 0.0024
Principal LifeTime 2020 Fund 0.0073 SAM Balanced Portfolio 0.0061
Principal LifeTime 2030 Fund 0.0098 SAM Conservative Balanced Portfolio 0.0032
Principal LifeTime 2040 Fund 0.0122 SAM Conservative Growth Portfolio 0.0103
Principal LifeTime 2050 Fund 0.0134 SAM Strategic Growth Portfolio 0.0139

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2019 Principal Financial Services, Inc. | FV457-12 | 10/2019 | 978203

Principal Money Market Fund
Class J Shares
Annual Report
October 31, 2019
Beginning on May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
Sign up for eDelivery!
Safe, secure and ready when you are,
sign up for eDelivery today.
Visit PrincipalFunds.com >
Note: If your shares are not held directly with Principal
Funds but through a brokerage firm, please contact your
broker for electronic delivery options available.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Letter from the President 1
Money Market Fund (unaudited) 2
Financial Statements 4
Notes to Financial Statements 7
Schedule of Investments 12
Financial Highlights (includes performance information) 16
Report of Independent Registered Public Accounting Firm 18
Shareholder Expense Example 19
Supplemental Information 20

1
Kamal Bhatia
President, Principal Funds
GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP
Dear Shareholder,
The world economy is still at a crossroads. One road to further slowdown, the other to recovery. Slivers of good news suggest an upturn is coming, even though there haven’t been clear-cut signs of it. Lately, geopolitical risks dogging business leaders have lessened, and lagged positive impacts of easy central bank policies have become more apparent. The U.S. economy remains resilient. There are grounds to believe
Europe may be enjoying a tentative economic trough. Chinese activity is in a modest uptrend. Better industrial output reports in Korea and Japan hint that the manufacturing recession has started to fade. The global downturn of the last 20 months has been the third since the financial crisis and the biggest risk to this third upturn is flat profits and falling margins, which suggest it may be neither lengthy nor dynamic.
We continue to believe that the most prudent approach for investing is to select a portfolio allocation that is broadly diversified both across and within asset classes. We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you work toward and realize your financial goals.
I am honored to join our team at Principal Funds to continue the heritage of serving you for your retirement and wealth management goals.
Our goal is to meet clients with a variety of capabilities that service their needs and exceed their expectations.
The continued demand for product innovation combined with superior execution skills has become a key differentiator in our business. Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road or closer at hand.
1
Thanks for your continued trust and financial commitment to our funds family.
Sincerely,
Kamal Bhatia
President, Principal Funds
1
Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.
*
All data and market commentary from October 2019 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist and Robin Anderson, Ph.D., senior global economist.

2
Money Market Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?*
Money Market seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
The fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations, municipalities and the U.S. government. Such instruments include certificates of deposit, bankers' acceptances, commercial paper, treasury bills, bonds, repurchase agreements, and shares of other money market funds. The fund maintains a dollar weighted average portfolio maturity of 60 days or less.
The portfolio performed in line with the peer group. The portfolio has a core holding of variable rate demand notes (VRDN's) that meet the need for seven-day liquidity at a higher yield than other options. However, we have had several VRDN's called throughout the third quarter and are still looking to replace them. The weighted average days to maturity was lower than the peer group throughout the quarter but the average days has been rising.
* Securities described in the fund commentary may no longer be held in the fund.
** Variable rate demand notes are debt instruments representing borrowed funds that are payable on demand and accrue interest based on a prevailing money market rate.

3
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.
Contingent deferred sales charges may apply as follow: Class J shares: 1% on the redemption made during the first 18 months. See the prospectus for details. Performance listed with sales charges reflects the maximum sales charges.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details. Returns displayed are based on net total investment expense.
The 7- day simple yield more closely reflects current fund earnings tan the total return data.
Average Annual Total Returns*
as of October 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Yields
**
as of October 31, 2019
Yields** as of 9/30/19
Class J Shares: 1.56% (7-day simple yield); 1.58% (7-day effective yield)
1-Year 5-Year 10-Year
Class J Shares Excluding Sales Charge 1.88% 0.73% 0.36%
Including Sales Charge 0.88% 0.73% 0.36%
Gross Expense Ratio Net Expense Ratio
Class J Shares
0.75% 0.60%
7-Day Simple Yield 7-Day Effective Yield
Class J Shares
1.39% 1.40%
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** The 7-day simple yield is calculated based on the income generated by an investment in the fund over a 7-day period and is expressed as an annual percentage rate.
The 7-day effective yield is calculated similarly to the 7-day simple yield but assumes that income earned from the fund’s investment is reinvested and compounded.

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2019
4
See accompanying notes.
Amounts in thousands, except per share amounts Money Market Fund
Investment in securities--at cost ......................................................................................................................
$ 520,079
Assets
Investment in securities--at value  ...................................................................................................................... $ 520,079
Cash ..................................................................................................................................................... 20
Receivables:
Dividends and interest ............................................................................................................................. 181
Expense reimbursement from Manager ........................................................................................................... 20
Expense reimbursement from Distributor ......................................................................................................... 35
Fund shares sold ................................................................................................................................... 1,899
Other assets .............................................................................................................................................. 26
Total Assets   522,260
Liabilities
Accrued management and investment advisory fees .................................................................................................... 176
Accrued distribution fees ................................................................................................................................ 35
Accrued transfer agent fees ............................................................................................................................. 116
Accrued custodian fees .................................................................................................................................. 3
Accrued directors' expenses ............................................................................................................................. 1
Accrued professional fees ............................................................................................................................... 30
Accrued registration fees ................................................................................................................................ 10
Accrued other expenses ................................................................................................................................. 78
Payables:
Dividends payable ................................................................................................................................. 662
Fund shares redeemed ............................................................................................................................. 558
Total Liabilities
1,669
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 520,591
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 520,591
Total distributable earnings (accumulated loss) .........................................................................................................
–
Total Net Assets
$ 520,591
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 5,800,000
Net Asset Value Per Share:
Class A : Net Assets ...................................................................................................................................... $ 242,127
Shares Issued and Outstanding .................................................................................................................... 242,127
Net Asset Value per share ......................................................................................................................... $ 1 .00
Maximum Offering Price .........................................................................................................................
$ 1 .00
Class J : Net Assets ...................................................................................................................................... $ 278,464
Shares Issued and Outstanding .................................................................................................................... 278,464
Net Asset Value per share .........................................................................................................................
$ 1 .00
(a)
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statement of Operations
Principal Funds, Inc.
Year Ended October 31, 2019
5
See accompanying notes.
Amounts in thousands Money Market Fund
Net Investment Income (Loss)
Income:
Dividends .............................................................................................................................................. $ 554
Interest ................................................................................................................................................. 11,856
Total Income 12,410
Expenses:
Management and investment advisory fees ........................................................................................................... 2,035
Distribution f ees - Class J ............................................................................................................................. 402
Registration fees - Class A ............................................................................................................................ 36
Registration fees - Class J ............................................................................................................................. 37
Shareholder meeting expense - Class A ............................................................................................................... 33
Shareholder meeting expense - Class J ............................................................................................................... 35
Shareholder reports - Class A ......................................................................................................................... 61
Shareholder reports - Class J .......................................................................................................................... 155
Transfer agent fees - Class A .......................................................................................................................... 329
Transfer agent fees - Class J .......................................................................................................................... 278
Chief compliance officer expenses .................................................................................................................... 1
Custodian fees ......................................................................................................................................... 12
Directors' expenses .................................................................................................................................... 12
Professional fees ...................................................................................................................................... 34
Other expenses ........................................................................................................................................ 6
Total Gross Expenses 3,466
Less: Reimbursement from Manager - Class A ....................................................................................................... 247
Less: Reimbursement from Distributor - Class J ..................................................................................................... 402
Total Net Expenses 2,817
Net Investment Income (Loss) 9,593
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... 128
Net change in unrealized appreciation/(depreciation) of:
Net Realized and Unrealized Gain (Loss) on investments 128
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 9,721

Statement of Changes in Net Assets
Principal Funds, Inc.
6
See accompanying notes.
Amounts in thousands Money Market Fund
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 9,593 $ 6,284
Net realized gain (loss) on investments ............................................................................................. 128 33
Net change in unrealized appreciation/depreciation of investments ................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 9,721 6,317
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (9,721) (6,317)
Total Dividends and Distributions (9,721) (6,317)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
31,009 (14,074)
Total Increase (Decrease) in Net Assets 31,009 (14,074)
Net Assets
Beginning of period .................................................................................................................
489,582 503,656
End of period .......................................................................................................................
$ 520,591 $ 489,582
Class A Class C Class J Institutional
Capital Share Transactions:
Year Ended October 31, 2019
Dollars:
Sold ............................................................................. $ 202,489 N/A $ 148,381 N/A
Reinvested ........................................................................ 4,651 N/A 4,918 N/A
Redeemed .........................................................................
(196,857) N/A (132,573) N/A
Net Increase (Decrease) ...............................................................
$ 10,283 N/A $ 20,726 N/A
Shares:
Sold ............................................................................. 202,489 N/A 148,381 N/A
Reinvested ........................................................................ 4,651 N/A 4,918 N/A
Redeemed .........................................................................
(196,857) N/A (132,573) N/A
Net Increase (Decrease) ...............................................................
10,283 N/A 20,726 N/A
Year Ended October 31, 2018
(a)
Dollars:
Sold ............................................................................. $ 194,918 $ 1,698 $ 152,066 $ 10
Reinvested ........................................................................ 3,057 32 3,109 1
Redeemed .........................................................................
(211,308) (16,611) (140,632) (414)
Net Increase (Decrease) ...............................................................
$ (13,333) $ (14,881) $ 14,543 $ (403)
Shares:
Sold ............................................................................. 194,918 1,698 152,066 10
Reinvested ........................................................................ 3,057 32 3,109 1
Redeemed .........................................................................
(211,308) (16,611) (140,632) (414)
Net Increase (Decrease) ...............................................................
(13,333) (14,881) 14,543 (403)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2019
From net investment income and net realized gain on investments ................................. $ (4,738) N/A $ (4,983) N/A
Total Dividends and Distributions
$ (4,738) N/A $ (4,983) N/A
Year Ended October 31, 2018
(a)
From net investment income and net realized gain on investments ................................. $ (3,116) $ (44) $ (3,156) $ (1)
Total Dividends and Distributions
$ (3,116) $ (44) $ (3,156) $ (1)
(a)
Class C and Institutional shares discontinued operations on March 23, 2018.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
7
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Money Market Fund (the “fund”)
are presented herein. The fund offers two classes of shares: Class A and Class J. Information presented in these financial statements pertain to Class J shares. Certain detailed information for Class A shares is provided separately.
The fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946,
Financial Services - Investment Companies . The fund has not provided financial support and is not contractually required to provide financial support to any investee.
Effective March 23, 2018, the fund’s Class C and Institutional Class shares were redeemed and discontinued operations.
All classes of shares represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the fund:
Security Valuation. The fund qualifies as a retail money market fund and values its securities, other than holdings of publicly traded investment funds, at amortized cost, which approximates fair value, as permitted under Rule 2a-7 of the Investment Company Act of 1940.
Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. Publicly traded investment funds are valued at the respective funds’ net asset value.
Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Interest income is recognized on an accrual basis.
The fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.
The fund’s investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.
Expenses. Expenses directly attributed to the fund are charged to the fund. Other expenses not directly attributed to the fund are apportioned among the registered investment companies managed by Principal Global Investors, LLC (“the Manager”).
The fund allocates all expenses (other than class-specific expenses) on a daily basis to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the year ended October 31,
2019 , are included separately in the statement of operations.
Distributions to Shareholders. The fund declares all net investment income and any net realized gains from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the year ended October 31, 2019 , the fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2016 – 2018.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
8
Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update
(“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) : Disclosure Framework - Changes to the Disclosure Requirements for Fair
Value Measurement , which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2018, the fund has adopted the removal and modification of applicable disclosures.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt
Securities , which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The fund has adopted the new amendment as of November 1, 2019. The adoption of the ASU is not expected to have an impact on the financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate
(the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). During the year ended October 31, 2019 , the fund did not borrow from or loan to the Facility.
In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank, which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of 0.15%
on the amount of the line of credit which is allocated to each participating fund based on average net assets. The fund did not borrow against the line of credit during the year ended October 31, 2019 .
Cross Trades.  The fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Repurchase Agreements. The fund may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the fund’s policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the fund could experience delays in the realization of the collateral.
4. Fair Valuation
Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
9
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date, when available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in the fund are valued using amortized cost, as permitted under Rule 2a-7 of the
Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
As of October 31, 2019 , all of the fund’s investments were valued based on Level 2 inputs, with the exception of publicly traded investment funds, which are based on Level 1 inputs.
5. Management Agreement and Transactions with Affiliates
The fund has agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of the fund’s average daily net assets. The annual rates used in this calculation for the fund are as follows:
Class A shares of the fund reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the fund’s expenses on certain share classes. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the fund through the fiscal year end, provided no reimbursement will be made if it would result in the fund exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statement of assets and liabilities.
Net Assets of Fund
First
$500 million
Next
$500 million
Next
$500 million
Next
$500 million
Next
$1 billion
Over
$3 billion
Money Market Fund
.40% .39%
.38% .37%
.36%
.35%
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
10
The Manager has voluntarily agreed to limit the fund’s expenses for all classes of shares to the extent necessary to maintain a minimum yield.
The voluntary expense limit may be terminated at any time.
Distribution Fees. Class J shares of the fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the fund. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the
Manager), the principal distributor of the fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate is .15% of the average daily net assets for Class J shares.
The Distributor has contractually agreed to limit the fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 29, 2020.
Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of the registered investment companies managed by the Manager and is shown on the statement of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The aggregate amounts of these charges retained by the Distributor for the year ended October 31, 2019 , were approximately $3,000 for Class A shares and $47,000 for Class J shares.
6. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2019 and October 31,
2018 were as follows (amounts in thousands):
Distributable Earnings. As of October 31, 2019, there were no distributable earnings on a federal tax basis.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains although it is unlikely the Fund will recognize future capital gains. At October 31, 2019, the fund had no net capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2019, the fund does not intend to defer any late-year losses.
Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2019, the fund did not record any reclassifications.
Period from November 1, 2018 through October 31, 2019
Class A Class J Expiration
Money Market Fund
.50% .65%
February 29, 2020
Ordinary Income
2019 2018
Money Market Fund $ 9,721 $ 6,317
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2019
11
7. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Money Market Fund
October 31, 2019
See accompanying notes.
12
INVESTMENT COMPANIES - 4.04% Shares Held Value (000's)
Money Market Funds - 4.04%
DWS Government Money Market Series 1.74%
(a)
5,220,000 $ 5,220
Goldman Sachs Financial Square Government
Fund 1.70%
(a)
4,920,000 4,920
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 1.69%
(a)
5,430,000 5,430
STIT - Government & Agency Portfolio 1.69%
(a)
5,490,000 5,490
$ 21,060
TOTAL INVESTMENT COMPANIES $ 21,060
BONDS - 8.27%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 3.01%
Americredit Automobile Receivables Trust 2019-2
2.52%, 06 /18/2020 $ 684 $ 684
AmeriCredit Automobile Receivables Trust
2019-3
2.18%, 09 /18/2020 1,969 1,969
ARI Fleet Lease Trust 2019-A
2.45%, 06 /15/2020
(b)
987 987
Bank of The West Auto Trust 2019-1
2.48%, 07 /15/2020
(b)
331 331
Drive Auto Receivables Trust 2019-4
2.19%, 09 /15/2020 2,136 2,136
Enterprise Fleet Financing 2019-1 LLC
2.70%, 03 /23/2020
(b)
1,105 1,104
Enterprise Fleet Financing 2019-2 LLC
2.27%, 08 /20/2020
(b)
1,641 1,641
Ford Credit Auto Lease Trust 2019-B
2.29%, 08 /15/2020 1,153 1,153
GM Financial Automobile Leasing Trust 2019-2
2.60%, 05 /20/2020 374 374
Nissan Auto Lease Trust 2019-B
2.28%, 07 /15/2020 1,563 1,563
Santander Drive Auto Receivables Trust 2019-3
2.21%, 08 /17/2020 1,603 1,602
World Omni Select Auto Trust 2019-A
2.12%, 10 /15/2020 2,100 2,100
$ 15,644
Diversified Financial Services - 1.63%
Corporate Finance Managers Inc
1.83%, 11 /07/2019
(c)
500 500
New York Life
2.28%, 07 /21/2020 8,000 8,000
$ 8,500
Insurance - 1.73%
MetLife
2.22%, 08 /17/2020 9,000 9,000
Other Asset Backed Securities - 1.90%
CNH Equipment Trust 2019-C
1.99%, 11 /16/2020 2,300 2,300
Dell Equipment Finance Trust 2019-1
2.65%, 04 /22/2020
(b)
854 854
Dell Equipment Finance Trust 2019-2
2.01%, 10 /22/2020
(b)
2,300 2,300
DLL 2019-1 LLC
2.66%, 04 /20/2020
(b)
108 108
DLL 2019-2 LLC
2.30%, 07 /20/2020
(b)
627 627
HPEFS Equipment Trust 2019-1
2.15%, 10 /09/2020
(b)
1,600 1,600
MMAF Equipment Finance LLC 2019-A
2.66%, 04 /10/2020
(b)
496 496
Transportation Finance Equipment Trust 2019-1
2.00%, 10 /23/2020
(b)
1,600 1,600
$ 9,885
TOTAL BONDS $ 43,029
MUNICIPAL BONDS - 2.94%
Principal
Amount (000's) Value (000's)
Colorado - 1.04%
Colorado Housing & Finance Authority ( credit
support from Federal Home Loan Bank )
1.96%, 11 /07/2019
(c),(d)
$ 5,015 $ 5,015
County of Kit Carson CO ( credit support from
Wells Fargo )
1.82%, 11 /07/2019
(c),(d)
380 380
$ 5,395
Maryland - 1.52%
City of Baltimore MD ( credit support from State
Street Bank )
1.80%, 11 /07/2019
(c),(d)
7,915 7,915
New York - 0.38%
New York State Housing Finance Agency ( credit
support from JPMorgan Chase & Co )
1.85%, 11 /07/2019
(c),(d)
2,000 2,000
TOTAL MUNICIPAL BONDS $ 15,310
COMMERCIAL PAPER - 78.50%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.58%
General Dynamics Corp
1.77%, 11 /27/2019
(b)
$ 3,000 $ 2,996
Agriculture - 1.40%
Archer-Daniels-Midland Co
1.85%, 11 /15/2019
(b)
800 799
Philip Morris International Inc
1.61%, 11 /06/2019
(b)
5,000 4,999
1.67%, 11 /15/2019
(b)
1,500 1,499
$ 7,297
Automobile Manufacturers - 3.72%
American Honda Finance Corp ( credit support
from Honda Motor Company )
2.05%, 11 /21/2019
(d)
3,000 2,997
PACCAR Financial Corp ( credit support from
Paccar Inc )
1.90%, 11 /13/2019
(d)
3,400 3,398
1.92%, 11 /12/2019
(d)
3,000 2,998
1.95%, 11 /05/2019
(d)
3,500 3,499
Toyota Credit Canada Inc ( credit support from
Toyota Financial Services )
1.94%, 01 /21/2020
(d)
3,500 3,485
Toyota Credit de Puerto Rico Corp ( credit
support from Toyota Financial Services )
1.97%, 12 /19/2019
(d)
3,000 2,992
$ 19,369
Banks - 30.46%
Barclays Bank Plc
2.12%, 11 /22/2019
(e)
2,500 2,497
2.16%, 11 /15/2019
(e)
3,000 2,997
2.16%, 12 /02/2019
(b),(e)
3,500 3,493
2.23%, 11 /05/2019
(e)
3,500 3,499
BNP Paribas SA/New York NY
1.55%, 11 /01/2019 10,000 10,000
CAFCO LLC
2.07%, 11 /18/2019
(b)
3,500 3,497
2.11%, 11 /04/2019
(b)
3,200 3,199
Credit Suisse AG/New York NY
1.88%, 11 /29/2019 3,500 3,495
2.10%, 11 /26/2019 2,950 2,946
2.10%, 01 /13/2020 3,000 2,987
DBS Bank Ltd
1.93%, 12 /27/2019
(b),(e)
3,100 3,091
1.94%, 01 /10/2020
(b),(e)
3,000 2,989
2.13%, 11 /14/2019
(b),(e)
3,200 3,198
DNB Bank ASA
1.83%, 12 /05/2019
(b),(e)
3,000 2,995

Schedule of Investments
Money Market Fund
October 31, 2019
See accompanying notes.
13
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Manhattan Asset Funding Co LLC
1.90%, 11 /18/2019
(b)
$ 2,000 $ 1,998
2.05%, 11 /01/2019
(b)
3,000 3,000
2.07%, 12 /26/2019
(b)
3,300 3,290
2.10%, 11 /20/2019
(b)
840 839
2.12%, 11 /13/2019
(b)
3,600 3,597
Mitsubishi UFJ Trust & Banking Corp/NY
1.92%, 01 /17/2020
(b)
2,000 1,992
Mizuho Bank Ltd/New York NY
1.99%, 01 /28/2020
(b)
3,100 3,085
2.13%, 12 /17/2019
(b)
3,600 3,590
MUFG Bank Ltd/New York NY
1.93%, 11 /14/2019 3,700 3,697
2.00%, 12 /06/2019 3,500 3,493
2.12%, 11 /26/2019 3,500 3,495
Natixis SA/New York NY
2.01%, 12 /16/2019 3,500 3,491
2.10%, 11 /04/2019 3,500 3,499
Nordea Bank Abp
2.02%, 01 /02/2020
(b),(e)
3,000 2,990
2.03%, 12 /11/2019
(b),(e)
1,100 1,097
2.03%, 12 /24/2019
(b),(e)
3,500 3,490
Oversea-Chinese Banking Corp Ltd
1.87%, 01 /24/2020
(b),(e)
800 796
2.15%, 11 /12/2019
(b),(e)
3,500 3,498
Sheffield Receivables Co LLC
2.13%, 11 /19/2019
(b)
3,000 2,997
2.13%, 12 /18/2019
(b)
3,000 2,992
2.14%, 12 /23/2019
(b)
3,000 2,991
2.15%, 12 /04/2019
(b)
3,500 3,493
Skandinaviska Enskilda Banken AB
1.89%, 02 /18/2020
(b),(e)
2,500 2,486
2.05%, 12 /27/2019
(b),(e)
750 748
2.09%, 12 /03/2019
(b),(e)
3,000 2,994
Standard Chartered Bank/New York
1.96%, 02 /28/2020
(b)
3,500 3,477
Sumitomo Mitsui Banking Corp
1.87%, 12 /24/2019
(b),(e)
3,000 2,992
1.89%, 01 /27/2020
(b),(e)
4,660 4,639
1.90%, 01 /23/2020
(b),(e)
3,500 3,485
Toronto-Dominion Bank/The
1.66%, 11 /07/2019
(b),(e)
4,000 3,999
1.77%, 11 /05/2019
(b),(e)
5,000 4,999
2.00%, 01 /02/2020
(b),(e)
3,500 3,488
United Overseas Bank Ltd
2.08%, 11 /26/2019
(b),(e)
3,800 3,794
2.11%, 11 /12/2019
(b),(e)
3,500 3,498
2.12%, 01 /07/2020
(b),(e)
3,700 3,685
$ 158,577
Beverages - 1.15%
Brown-Forman Corp
1.83%, 12 /05/2019
(b)
3,000 2,995
1.95%, 11 /22/2019
(b)
3,000 2,996
$ 5,991
Chemicals - 0.11%
BASF SE
1.95%, 12 /30/2019
(b)
600 598
Consumer Products - 0.58%
Kimberly-Clark Corp
1.85%, 11 /08/2019
(b)
3,000 2,999
Diversified Financial Services - 20.64%
Anglesea Funding LLC
1.83%, 11 /05/2019
(b)
4,500 4,499
Collateralized Commercial Paper Co LLC
1.85%, 12 /20/2019 3,500 3,491
CRC Funding LLC
1.96%, 12 /12/2019
(b)
3,000 2,993
2.10%, 11 /12/2019
(b)
3,000 2,998
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
DCAT LLC
1.75%, 11 /13/2019 $ 700 $ 699
1.90%, 11 /20/2019 3,000 2,997
2.06%, 01 /02/2020 3,000 2,989
Fairway Finance Co LLC
2.05%, 12 /23/2019
(b)
990 987
Gotham Funding Corp
1.89%, 11 /20/2019
(b)
4,000 3,996
1.95%, 12 /10/2019
(b)
3,000 2,994
2.05%, 11 /05/2019
(b)
430 430
2.12%, 12 /04/2019
(b)
700 699
2.13%, 11 /08/2019
(b)
940 939
2.14%, 12 /05/2019
(b)
3,500 3,493
Intercontinental Exchange Inc
1.93%, 11 /22/2019
(b)
1,725 1,723
1.95%, 11 /27/2019
(b)
3,000 2,996
2.14%, 11 /07/2019
(b)
6,500 6,498
Liberty Street Funding LLC
2.07%, 01 /06/2020
(b)
3,000 2,989
2.09%, 12 /06/2019
(b)
3,500 3,493
Longship Funding LLC
1.75%, 11 /19/2019
(b)
2,000 1,998
1.84%, 11 /04/2019
(b)
4,000 3,999
1.86%, 11 /01/2019
(b)
4,000 4,000
2.00%, 11 /08/2019
(b)
3,000 2,999
Nationwide Building Society
1.71%, 11 /29/2019
(b)
3,500 3,495
2.19%, 11 /01/2019
(b)
6,150 6,150
Nieuw Amsterdam Receivables Corp
1.92%, 11 /15/2019
(b)
3,100 3,098
1.95%, 11 /07/2019
(b)
3,000 2,999
1.95%, 11 /14/2019
(b)
2,700 2,698
2.07%, 01 /15/2020
(b)
3,800 3,784
Regency Markets No. 1 LLC
1.95%, 11 /19/2019
(b)
4,000 3,996
2.02%, 11 /15/2019
(b)
3,600 3,597
2.04%, 11 /08/2019
(b)
3,500 3,499
Thunder Bay Funding LLC
2.02%, 12 /20/2019
(b)
2,300 2,294
2.05%, 12 /12/2019
(b)
3,000 2,993
2.07%, 12 /16/2019
(b)
3,970 3,960
$ 107,462
Electric - 2.17%
Engie SA
1.96%, 12 /19/2019
(b)
3,600 3,591
2.13%, 11 /06/2019
(b)
3,300 3,299
National Rural Utilities Cooperative Finance Corp
1.81%, 11 /06/2019 4,420 4,419
$ 11,309
Gas - 1.52%
ONE Gas Inc
1.90%, 11 /07/2019
(b)
690 690
1.90%, 11 /12/2019
(b)
3,500 3,498
1.92%, 11 /04/2019
(b)
3,000 3,000
1.93%, 11 /22/2019
(b)
750 749
$ 7,937
Healthcare - Services - 2.27%
UnitedHealth Group Inc
2.04%, 11 /21/2019
(b)
3,500 3,496
2.05%, 11 /06/2019
(b)
3,500 3,499
2.05%, 11 /08/2019
(b)
1,600 1,599
2.07%, 11 /01/2019
(b)
3,200 3,200
$ 11,794

Schedule of Investments
Money Market Fund
October 31, 2019
See accompanying notes.
14
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Holding Companies - Diversified - 1.88%
Koch Industries Inc
1.87%, 12 /02/2019 $ 3,000 $ 2,995
1.87%, 12 /03/2019 3,300 3,294
1.93%, 11 /19/2019 3,500 3,497
$ 9,786
Insurance - 3.75%
Nationwide Life Insurance Co
1.84%, 11 /29/2019
(b)
3,000 2,996
New York Life Capital Corp ( credit support from
New York Life Insurance )
2.03%, 12 /31/2019
(b),(d)
2,000 1,993
Prudential Funding LLC
1.75%, 11 /01/2019
(b)
10,000 10,000
Prudential PLC
1.83%, 12 /30/2019
(b)
1,265 1,261
1.88%, 01 /06/2020
(b)
3,300 3,289
$ 19,539
Media - 0.48%
Walt Disney Co/ The ( credit support from TWDC
Enteprises )
1.89%, 12 /30/2019
(b),(d)
2,500 2,492
Oil & Gas - 0.90%
Exxon Mobil Corp
1.89%, 12 /04/2019 1,190 1,188
Total Capital SA ( credit support from Total SA )
1.82%, 11 /04/2019
(b),(d)
3,500 3,499
$ 4,687
Oil & Gas Services - 1.37%
Schlumberger Investment SA
1.87%, 12 /13/2019
(b)
3,000 2,994
2.04%, 12 /02/2019
(b)
3,500 3,494
2.07%, 12 /16/2019
(b)
630 628
$ 7,116
Pharmaceuticals - 2.79%
Novartis Finance Corp ( credit support from
Novartis AG )
1.64%, 11 /07/2019
(b),(d)
3,500 3,499
1.84%, 12 /27/2019
(b),(d)
3,000 2,991
Pfizer Inc
2.15%, 11 /13/2019
(b)
1,500 1,499
Sanofi
1.94%, 12 /11/2019
(b)
1,080 1,078
1.96%, 12 /09/2019
(b)
3,000 2,994
1.96%, 12 /31/2019
(b)
2,500 2,492
$ 14,553
Telecommunications - 2.15%
Telstra Corp Ltd
2.00%, 12 /18/2019
(b)
3,500 3,491
2.12%, 11 /20/2019
(b)
3,700 3,696
2.20%, 11 /25/2019
(b)
4,000 3,994
$ 11,181
Water - 0.58%
American Water Capital Corp ( credit support
from American Water Works )
1.95%, 11 /22/2019
(b),(d)
3,000 2,997
TOTAL COMMERCIAL PAPER $ 408,680
REPURCHASE AGREEMENTS - 6.15%
Maturity
Amount (000's) Value (000's)
Banks - 6.15%
Barclays Capital Inc Repurchase Agreement;
1.70% traded 10/31/2019 maturing 11/01/2019
(collateralized by US Government Security;
$16,320,040; 3.37%; dated 11/15/2048)
$ 16,001 $ 16,000
Merrill Lynch Repurchase Agreement t; 1.72%
traded 10/31/2019 maturing 11/01/2019
(collateralized by US Government
Securities; $16,320,029; 0.00%-2.12%; dated
01/09/2020-09/30/2021)
16,001 16,000
$ 32,000
TOTAL REPURCHASE AGREEMENTS $ 32,000
Total Investments $ 520,079
Other Assets and Liabilities -  0.10% 512
TOTAL NET ASSETS - 100.00% $ 520,591
(a) Current yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $329,294 or 63.25% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Security issued by foreign bank and denominated in USD.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 64.36%
Consumer, Non-cyclical 8.19%
Asset Backed Securities 4.91%
Utilities 4.27%
Money Market Funds 4.04%
Consumer, Cyclical 3.72%
Insured 2.94%
Communications 2.63%
Energy 2.27%
Diversified 1.88%
Industrial 0.58%
Basic Materials 0.11%
Other Assets and Liabilities
0.10%
TOTAL NET ASSETS
100.00%

See accompanying notes.
16
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31:
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value,
End of Period
MONEY MARKET FUND
Class J shares
2019 $ 1 .00 $ 0 .02 $ 0 .02 ( $ 0 .02 ) ( $ 0 .02 ) $ 1 .00
2018 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2017 1 .00 – – – – 1 .00
2016 1 .00 – – – – 1 .00
2015 1 .00 – – – – 1 .00
(a)
(b)
(c)

See accompanying notes.
17
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets
1 .88% (c) $ 278,464 0 .60% 0 .75% 1 .84%
1 .29 (c) 257,738 0 .59 0 .74 1 .28
0 .48 (c) 243,195 0 .58 0 .73 0 .43
0 .00 (c) 268,364 0 .50 0 .76 0 .00
0 .00 (c) 254,240 0 .20 0 .83 0 .00
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.

Report of Independent Registered Public Accounting Firm
18
To the Shareholders of Class J shares of Money Market Fund
and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Money Market Fund (the fund) (one of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedule of investments as of October 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the fund (one of the portfolios constituting the Fund) at
October 31, 2019, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
December 18, 2019

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2019 (unaudited)
19
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares), including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to
October 31, 2019), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value May 1,
2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Beginning
Account Value
May 1, 2019
Ending Account
Value October
31, 2019
Expenses Paid
During Period
May 1, 2019 to
October 31,
2019
(a)
Annualized
Expense
Ratio
Money Market Fund
Class J $ 1,000.00 $ 1,008.93 $ 3.14 $ 1,000.00 $ 1,022.08 $ 3.16 0.62%
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

20
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 129 Durango Herald, Inc.;
McClatchy Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
1951
Retired. 129 McClatchy Newspapers, Inc.;
Frontier Communications,
Inc.; formerly, Herbalife Ltd.
Craig Damos
Director since 2008
Member, Audit Committee Member,
15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 129 None
Mark A. Grimmett
Lead Independent Director since 2011
Director since 2004
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
129 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 129 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 129 Armstrong World Industries,
Inc. and Equity Lifestyle
Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC.
Formerly, General Counsel, Investment Company
Institute
129 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Formerly, Executive Director, Herman Miller
Foundation; Formerly President, Herman Miller
Healthcare
129 SpartanNash; formerly:
Charlotte Russe; Follet
Corporation; PetSmart;
Spectrum Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 129 Denbury Resources Inc.
and Helmerich & Payne;
Formerly: Brown Advisory;
B/E Aerospace; WP Carey;
Nalco (and its successor
Ecolab)

21
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Director since 2019
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
129 None
Patrick Halter
Director since 2017
Member, Executive Committee
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
129 None

22
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Jennifer A. Block
Deputy Chief Compliance Officer
Des Moines, IA 50392
1973
Vice President and Counsel (2017-2018)
Assistant Counsel (2010-2017)
Assistant Secretary (2015-2018)
Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Senior Vice President, OppenheimerFunds (2011-
2019)
Principal Executive Officer, OC Private Capital
(2017-2019)
Tracy Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Prior thereto, Attorney in Private Practice
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2013, 2014-2017)

23
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
John Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

24
does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated March 1, 2019, and the Statement of Additional Information dated
March 1, 2019. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024
or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Fund. The Board is expected to review the operation and effectiveness of the Program in June 2020.

25
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) an amended sub-advisory agreement between Brown Advisory, LLC (“Brown”) and Principal Global Investors, LLC (the “Manager” or “PGI”) with respect to the
LargeCap Growth Fund I; and (2) the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds.
Brown Sub-Advisory Agreement – LargeCap Growth Fund I
On June 11, 2019, the Board considered for the LargeCap Growth Fund I (the “Fund”) the approval of an amended sub-advisory agreement
(the “Sub-advisory Agreement”) between the Manager and Brown Advisory, LLC (the “Sub-advisor”) in connection with a proposal to add a breakpoint to the sub-advisory fee schedule.
Nature, Quality and Extent of Services
The Board reviewed materials received from the Manager regarding the proposed amendment to the Fund’s Sub-advisory Agreement and noted that because the sub-advisory fee was paid by the Manager, the addition of a breakpoint to the sub-advisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Sub-advisor provides to the Fund and that the Sub-advisor’s obligations under the Sub-advisory
Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Sub-advisory Agreement other than the addition of a breakpoint to the sub-advisory fee schedule.
The Board considered that they had last approved the Sub-advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-advisor under the Sub advisory Agreement and had concluded, based upon the information provided, that the terms of the Sub-advisory Agreement were reasonable and that approval of the Sub-advisory
Agreement was in the best interests of the Fund.
Overall Conclusions
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Sub-
advisory Agreement.
Annual Review and Renewal of Management Agreement and Subadvisory Agreements
At its September 10, 2019 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act
(the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors,
LLC (the “Manager”) and PFI, on behalf of each of the sixty-four (64) series of PFI (each series is referred to as a “Fund”) (2) the Sub-
advisory Agreements between the Manager and each of AllianceBernstein L.P.; Barrow Hanley Mewhinney & Strauss, LLC; BlackRock
Financial Management, Inc.; BlackRock International Limited; Brown Advisory, LLC; Causeway Capital Management LLC; Columbus
Circle Investors; DDJ Capital Management, LLC; Eagle Asset Management, Inc.; Emerald Advisers, LLC; Finisterre Capital LLP; Hotchkis
and Wiley Capital Management, LLC; Logan Circle Partners, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Mellon
Investments Corporation; Neuberger Berman Investment Advisers LLC; Origin Asset Management LLP; Post Advisory Group, LLC;
Principal Real Estate Investors, LLC; Robert W. Baird & Co. Incorporated; Spectrum Asset Management, Inc.; T. Rowe Price Associates,
Inc.; Vaughan Nelson Investment Management, LP; Victory Capital Management Inc.; W. H. Reaves & Co., Inc.; and Westwood Management
Corp.; (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the
“Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreements
The Board considered, among other factors, that the Manager, along with Principal Management Corporation, the previous investment advisor to the Funds that merged with and into the Manager on May 1, 2017, and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. In addition, the Board considered the following factors for each of the Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund.

26
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreements.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the sub-advisors. The Board noted that the Manager’s process for the selection of Sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-
advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the Funds’ compliance history. The Board noted that they had reviewed and discussed information regarding the cost and quality of Fund portfolio transactions, including best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds, and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2019 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2019, and compared those returns to various agreed-upon performance measures, including, for all Funds other than the Government Money Market
Fund and the Money Market Fund, peer group data based upon a broad-based, industry category determined by Broadridge (“Performance
Universe”). For the Government Money Market Fund and the Money Market Fund, comparative performance information was provided by
I-Money Net.
For Funds or Sub-advisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2019, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2019, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance.
There were certain Funds, and certain Sub-advisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-
term performance of each such Fund or Sub-advisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or Sub advisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Sub-advisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub advisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee rate. For each Fund, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management fee rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class A shares, in each case as available, to investment advisory fee rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense
Universe”).
For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.
In evaluating the management fee rates, the Board considered a variety of factors, including the fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2018.The Board

27
considered that certain Funds with similar investment strategies and policies have different management fees and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the third quartile or better when compared to their
Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.
Profitability
The Board reviewed detailed information regarding revenues PGI received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended
December 31, 2018. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-advisors (Columbus Circle Investors, Finisterre Capital LLP, Origin Asset Management LLP, Post Advisory Group, LLC,
Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to PGI and its affiliates for the year ended December 31, 2018. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2018 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale. The Board noted
that the Principal LifeTime Funds and the Principal LifeTime Hybrid Funds do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fee schedules for the Government Money Market Fund, International Equity Index Fund, LargeCap
S&P 500 Index Fund, MidCap S&P 400 Index Fund, and SmallCap S&P 600 Index Fund do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain actions previously taken by the Board.
With regard to the LargeCap Growth Fund, the Board noted that the Board had previously approved the reorganization of the Fund into the
LargeCap Growth Fund I, subject to shareholder approval. The Board noted that the LargeCap Growth Fund’s contractual management fee rate, net management fee rate and total net expense ratio on the basis of Class A shares were in the first or second quartiles (14th, 21st and
29th percentiles, respectively) in the Expense Group and that the renewal of the Management Agreement would allow the Fund to operate until completion of the reorganization or provide for continuous operation of the Fund going forward in the event Fund shareholders do not approve the reorganization.
Sub-advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-advisor, the investment approach of the Sub-advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-advisors to the sub-advised Funds under the Sub-
advisory Agreements are satisfactory.
With respect to each Sub-advisory Agreement for which management proposed an amendment that would result in a reduction in the sub-
advisory fee rate, the Board considered the Manager’s representation that the amendment would not reduce the nature, quality or extent of the services the Sub-advisor provides and that the Sub-advisor’s obligations under the Sub advisory Agreement would remain the same in all material respects.

28
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-advisor is qualified and that either: (1) the investment performance of the Sub-advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub advised funds in the Expense Group and, if available, the Expense Universe.
With regard to the MidCap Growth Fund III, the Board accepted management’s proposals to amend the Fund’s Sub-advisory Agreements with each of Eagle Asset Management, Inc. and Robert W. Baird & Co. Incorporated to reduce the sub-advisory fee rates payable at each asset level and considered both the amended sub-advisory fee schedules and the pro forma rankings of the reduced sub-advisory fee rates in concluding that the Sub-advisory Agreements, as amended, should be renewed.
With regard to the Overseas Fund, the Board accepted management’s proposal to amend the Fund’s Sub-advisory Agreement with Barrow,
Hanley, Mewhinney, Strauss, LLC to reduce the sub-advisory fee rate payable at each asset level and considered both the amended sub-
advisory fee schedule and the pro forma ranking of the reduced sub-advisory fee rate in concluding that the Sub-advisory Agreement, as amended, should be renewed.
With regard to the SmallCap Growth Fund I, the Board accepted management’s proposals to amend the Fund’s Sub-advisory Agreement with
AllianceBernstein, L.P. to reduce the sub advisory fee rate payable at each asset level and to amend the Fund’s Sub-advisory Agreements with each of Brown Advisory, LLC and Emerald Advisers, LLC to reduce the sub advisory fee rates payable at certain asset levels and considered both the amended sub advisory fee schedules and the pro forma rankings of the reduced sub-advisory fee rates in concluding that the Sub-
advisory Agreements, as amended, should be renewed.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-advisor. The Board considered the profitability of the affiliated Sub advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-advisor when evaluating the sub advisory fees. The Board considered as a part of this analysis each Sub-advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub advisor were appropriate.
Special Circumstances
With regard to the LargeCap Growth Fund, the Board noted that the Board had previously approved the reorganization of the Fund into the
LargeCap Growth Fund I, subject to shareholder approval. The Board noted that the renewal of the Sub-advisory Agreement with Columbus
Circle Investors would allow the Fund to operate until completion of the reorganization or provide for continuous operation of the Fund going forward in the event Fund shareholders do not approve the reorganization.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

29
Joint Annual Meeting of Shareholders
Principal Funds, Inc.
Held May 22, 2019
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following funds:
6b. Approval of an amended fundamental investment restriction relating to diversification for the following fund:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following funds:
6d. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
Joint Annual Meeting of Shareholders
Principal Funds, Inc.
Held June 20, 2019 (Related to Proposals adjourned at May 22, 2019 meeting)
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
For Against Abstain Broker Non-Vote
California Municipal Fund 11,147,641.056 1,001,733.174 1,144,378.132 6,427,670.447
Inflation Protection Fund 171,452,001.175 16,500,313.261 112,098.380 823,321.032
SAM Conservative Growth Portfolio 77,695,755.223 34,392,017.140 6,086,172.418 20,522,506.309
SAM Strategic Growth Portfolio 54,248,595.165 4,602,672.190 8,942,924.050 10,844,557.711
Tax-Exempt Bond Fund 18,769,135.911 977,980.721 940,405.171 10,425,649.555
For Against Abstain Broker Non-Vote
California Municipal Fund 11,183,925.733 991,358.003 1,118,508.626 6,427,670.447
Inflation Protection Fund 148,012,604.346 39,693,342.031 358,466.439 823,321.032
SAM Conservative Growth Portfolio 78,087,381.374 35,190,199.220 4,896,364.187 20,522,506.309
SAM Strategic Growth Portfolio 54,120,116.110 6,917,565.639 6,756,509.656 10,844,557.711
SmallCap Fund 14,896,819.434 2,876,329.505 887,681.394 3,355,843.658
Tax-Exempt Bond Fund 18,794,885.956 1,012,794.440 879,841.407 10,425,649.555
For Against Abstain Broker Non-Vote
California Municipal Fund 11,657,882.691 463,905.582 1,172,004.089 6,427,670.447
Principal LifeTime 2060 Fund 11,038,932.411 5,454,092.695 5,580,355.491 114,106.690
SAM Conservative Growth Portfolio 82,134,705.726 32,719,222.696 3,320,016.359 20,522,506.309
Tax-Exempt Bond Fund 19,151,990.445 485,106.953 1,050,424.405 10,425,649.555
For Against Abstain Broker Non-Vote
California Municipal Fund 11,826,225.352 407,741.124 1,059,825.886 6,427,670.447
For Against Abstain Broker Non-Vote
California Municipal Fund 11,763,940.776 382,965.979 1,146,885.617 6,427,670.447
Tax-Exempt Bond Fund 19,110,735.335 486,147.318 1,090,639.150 10,425,649.555
For Against Abstain Broker Non-Vote
SAM Conservative Growth Portfolio 81,093,635.444 33,745,904.470 3,334,404.867 20,522,506.309
For Against Abstain Broker Non-Vote
California Municipal Fund 13,821,958.102 1,183,048.371 1,322,510.320 5,752,175.038
SAM Conservative Growth Portfolio 108,560,363.995 6,606,826.451 5,182,281.028 19,655,837.771
Tax-Exempt Bond Fund 22,677,026.756 1,057,608.062 1,289,900.326 9,582,241.208

30
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following funds:
6b. Approval of an amended fundamental investment restriction relating to diversification for the following fund:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
6d. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
Joint Annual Meeting of Shareholders
Principal Funds, Inc.
Held June 21, 2019 (Related to Proposals adjourned at May 22, 2019 and June 20, 2019 meetings)
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following fund:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following fund:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following fund:
For Against Abstain Broker Non-Vote
California Municipal Fund 13,851,798.464 1,172,403.246 1,303,315.083 5,752,175.038
SAM Conservative Growth Portfolio 109,029,722.259 7,226,100.812 4,039,648.403 19,655,837.771
Tax-Exempt Bond Fund 22,665,921.823 1,087,321.541 1,271,291.780 9,582,241.208
For Against Abstain Broker Non-Vote
California Municipal Fund 14,446,051.569 529,322.835 1,352,142.389 5,752,175.038
Principal LifeTime 2060 Fund 13,909,092.795 1,020,840.960 7,143,446.842 114,106.690
SAM Conservative Growth Portfolio 110,959,931.724 5,987,934.549 3,401,605.201 19,655,837.771
Tax-Exempt Bond Fund 23,082,460.442 460,564.329 1,481,510.373 9,582,241.208
For Against Abstain Broker Non-Vote
California Municipal Fund 14,594,771.939 494,626.196 1,238,118.658 5,752,175.038
For Against Abstain Broker Non-Vote
California Municipal Fund 14,574,844.928 422,678.207 1,329,993.658 5,752,175.038
Tax-Exempt Bond Fund 23,032,454.855 494,908.832 1,497,171.567 9,582,241.208
For Against Abstain Broker Non-Vote
SAM Conservative Growth Portfolio 110,840,329.089 6,110,683.377 3,398,459.008 19,655,837.771
For Against Abstain Broker Non-Vote
California Municipal Fund 13,831,203.429 1,183,839.772 1,323,395.166 5,257,015.781
Tax-Exempt Bond Fund 22,756,702.662 1,078,000.376 1,289,936.811 9,055,486.136
For Against Abstain Broker Non-Vote
California Municipal Fund 13,861,063.783 1,173,187.546 1,304,187.038 5,257,015.781
Tax-Exempt Bond Fund 22,666,561.675 1,186,750.445 1,271,327.729 9,055,486.136
For Against Abstain Broker Non-Vote
California Municipal Fund 14,455,714.369 529,767.991 1,353,047.007 5,257,015.781
Tax-Exempt Bond Fund 23,162,147.811 480,939.756 1,481,552.282 9,055,486.136

31
6b. Approval of an amended fundamental investment restriction relating to diversification for the following fund:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
Special Meeting of Shareholders
Principal Funds, Inc.
Held June 21, 2019
Approval of a new sub-advisory agreement with Post Advisory Group, LLC for the following fund:
Special Meeting of Shareholders
Principal Funds, Inc.
Held October 4, 2019
Approval of a plan of acquisition providing for the reorganization of the LargeCap Growth Fund into the LargeCap Growth Fund I:
For Against Abstain Broker Non-Vote
California Municipal Fund 14,604,534.257 494,957.083 1,238,947.027 5,257,015.781
For Against Abstain Broker Non-Vote
California Municipal Fund 14,584,593.918 422,961.031 1,330,883.418 5,257,015.781
Tax-Exempt Bond Fund 23,132,503.216 494,922.833 1,497,213.800 9,055,486.136
For Against Abstain Broker Non-Vote
High Income Fund 337,460,508.242 342.481 4,607,800.743 -
For Against Abstain Broker Non-Vote
LargeCap Growth Fund I 52,411,826.318 1,914,907.949 9,054,382.836 -

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2019 Principal Financial Services, Inc. | FV315-16 | 10/2019 | 978206

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto. The amendment was made to list the current Principal Executive Officer.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 12(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

October 31, 2018 - $1,203,165
October 31, 2019 - $1,268,839

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. During the last two fiscal years, Ernst & Young has billed the following amounts for those services.

October 31, 2018 - $16,000
October 31, 2019 - $11,000

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

October 31, 2018 - $350,693
October 31, 2019 - $487,751

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation
S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.  This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds and Principal Diversified Select Real Asset Fund (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.         The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds.  For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.         (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service.  The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting.  The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence.  The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.         The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds.  Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.         Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.  The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.  In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.         The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.  All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee.  Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC.  Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on June 11, 2019).

(End of policy)

(e) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

October 31, 2018 - $366,693
October 31, 2019 - $498,751

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	12/12/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	12/12/2019

By	/s/ Tracy W. Bollin
              Tracy W. Bollin, Chief Financial Officer

Date	12/12/2019